================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6067

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
           (Address of principal executive offices)      (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end:   October 31

Date of reporting period:  October 31, 2012

================================================================================

ITEM 1.   REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] Dimensional

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts...............................................   3
      Management's Discussion and Analysis.............................  13
      Disclosure of Fund Expenses......................................  26
      Disclosure of Portfolio Holdings.................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          Enhanced U.S. Large Company Portfolio........................  34
          U.S. Large Cap Value Portfolio...............................  38
          U.S. Targeted Value Portfolio................................  39
          U.S. Small Cap Value Portfolio...............................  42
          U.S. Core Equity 1 Portfolio.................................  45
          U.S. Core Equity 2 Portfolio.................................  48
          U.S. Vector Equity Portfolio.................................  51
          U.S. Small Cap Portfolio.....................................  54
          U.S. Micro Cap Portfolio.....................................  57
          DFA Real Estate Securities Portfolio.........................  60
          Large Cap International Portfolio............................  62
          International Core Equity Portfolio..........................  66
          International Small Company Portfolio........................  70
          Japanese Small Company Portfolio.............................  71
          Asia Pacific Small Company Portfolio.........................  71
          United Kingdom Small Company Portfolio.......................  72
          Continental Small Company Portfolio..........................  72
          DFA International Real Estate Securities Portfolio...........  73
          DFA Global Real Estate Securities Portfolio..................  77
          DFA International Small Cap Value Portfolio..................  78
          International Vector Equity Portfolio........................  82
          World ex U.S. Value Portfolio................................  87
          Selectively Hedged Global Equity Portfolio...................  88
          Emerging Markets Portfolio...................................  89
          Emerging Markets Small Cap Portfolio.........................  89
          Emerging Markets Value Portfolio.............................  90
          Emerging Markets Core Equity Portfolio.......................  91
      Statements of Assets and Liabilities.............................  96
      Statements of Operations......................................... 103
      Statements of Changes in Net Assets.............................. 110
      Financial Highlights............................................. 119
      Notes to Financial Statements.................................... 136
      Report of Independent Registered Public Accounting Firm.......... 164

Table of Contents
Continued


                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Chart.................................................... 165
    Management's Discussion and Analysis................................. 166
    Consolidated Disclosure of Fund Expenses............................. 167
    Consolidated Disclosure of Portfolio Holdings........................ 168
    Consolidated Schedule of Investments................................. 169
    Consolidated Statement of Assets and Liabilities..................... 175
    Consolidated Statement of Operations................................. 176
    Consolidated Statements of Changes in Net Assets..................... 177
    Consolidated Financial Highlights.................................... 178
    Consolidated Notes to Financial Statements........................... 179
    Report of Independent Registered Public Accounting Firm.............. 191
 Dimensional Investment Group Inc.
    Performance Charts................................................... 192
    Management's Discussion and Analysis................................. 193
    Disclosure of Fund Expenses.......................................... 197
    Disclosure of Portfolio Holdings..................................... 199
    Schedule of Investments/Summary Schedule of Portfolio Holdings.......
        DFA International Value Portfolio................................ 200
        U.S. Large Company Portfolio..................................... 201
    Statements of Assets and Liabilities................................. 204
    Statements of Operations............................................. 205
    Statements of Changes in Net Assets.................................. 206
    Financial Highlights................................................. 207
    Notes to Financial Statements........................................ 209
    Report of Independent Registered Public Accounting Firm.............. 220
 The DFA Investment Trust Company
    Performance Charts................................................... 221
    Management's Discussion and Analysis................................. 224
    Disclosure of Fund Expenses.......................................... 230
    Disclosure of Portfolio Holdings..................................... 232
    Summary Schedules of Portfolio Holdings..............................
        The U.S. Large Cap Value Series.................................. 234
        The DFA International Value Series............................... 237
        The Japanese Small Company Series................................ 241
        The Asia Pacific Small Company Series............................ 244
        The United Kingdom Small Company Series.......................... 247
        The Continental Small Company Series............................. 250
        The Canadian Small Company Series................................ 254
        The Emerging Markets Series...................................... 257
        The Emerging Markets Small Cap Series............................ 261
    Statements of Assets and Liabilities................................. 265
    Statements of Operations............................................. 267
    Statements of Changes in Net Assets.................................. 269
    Financial Highlights................................................. 272
    Notes to Financial Statements........................................ 277
    Report of Independent Registered Public Accounting Firm.............. 287

Table of Contents
Continued


                                                                           Page
                                                                           ----
Dimensional Emerging Markets Value Fund
   Performance Chart...................................................... 288
   Management's Discussion and Analysis................................... 289
   Disclosure of Fund Expenses............................................ 291
   Disclosure of Portfolio Holdings....................................... 292
   Summary Schedule of Portfolio Holdings................................. 293
   Statement of Assets and Liabilities.................................... 297
   Statement of Operations................................................ 298
   Statements of Changes in Net Assets.................................... 299
   Financial Highlights................................................... 300
   Notes to Financial Statements.......................................... 301
   Report of Independent Registered Public Accounting Firm................ 309
Fund Management                                                            310
Voting Proxies on Fund Portfolio Securities                                320
Notice to Shareholders                                                     321

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
-----------------------------------------------------------------

 Investment Abbreviations
   ADR       American Depositary Receipt
   FNMA      Federal National Mortgage Association
   GDR       Global Depositary Receipt
   P.L.C.    Public Limited Company
   REIT      Real Estate Investment Trust
   SPDR      Standard & Poor's Depository Receipts

 Investment Footnotes
   +         See Note B to Financial Statements.
   ++        Securities have generally been fair valued. See Note B to
             Financial Statements.
   **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *         Non-Income Producing Securities.
   #         Total or Partial Securities on Loan.
   ^         Denominated in local currency or the Euro, unless otherwise noted.
   @         Security purchased with cash proceeds from Securities on Loan.
   (r)       The adjustable rate shown is effective as of October 31, 2012.
   (g)       Face Amount denominated in British Pounds.
   (c)       Face Amount denominated in Canadian Dollars.
   (e)       Face Amount denominated in Euro.
   (u)       Face Amount denominated in United States Dollars.
   ^^        Security segregated as collateral for the Open Futures Contracts.
   @@        Security segregated as collateral for Swap Agreements.
   (S)       Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


   Financial Highlights
   --------------------
     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
     (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

   All Statements, Schedules and Notes to Financial Statements
   -----------------------------------------------------------
     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission
     (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Enhanced U.S. Large Company Portfolio vs. S&P 500(R) Index
October 31, 2002 - October 31, 2012

                                                                Enhanced U.S. Large Company
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio          S&P 500(R) Index
---------   ---------- ----------- ----------------- ---------- --------------------------- ----------------
2002-10-31  2002-11-30     5.56%          5.89%         10/2002               10000                 10000
2002-11-30  2002-12-31    -5.54%         -5.88%         11/2002         10555.55556           10588.59043
2002-12-31  2003-01-31    -2.59%         -2.62%         12/2002         9971.066175           9966.404855
2003-01-31  2003-02-28    -1.33%         -1.50%         01/2003         9713.193776           9705.285048
2003-02-28  2003-03-31     0.90%          0.97%         02/2003         9584.257576           9559.705772
2003-03-31  2003-04-30     8.33%          8.24%         03/2003         9670.791669           9652.530516
2003-04-30  2003-05-31     5.49%          5.27%         04/2003         10476.69097           10447.60945
2003-05-31  2003-06-30     1.18%          1.28%         05/2003         11052.33334             10998.094
2003-06-30  2003-07-31     1.29%          1.76%         06/2003         11182.90699            11138.8696
2003-07-31  2003-08-31     1.91%          1.95%         07/2003         11327.20256           11335.24787
2003-08-31  2003-09-30    -0.63%         -1.06%         08/2003         11543.64592            11556.2852
2003-09-30  2003-10-31     5.30%          5.66%         09/2003         11470.78819           11433.55746
2003-10-31  2003-11-30     0.84%          0.88%         10/2003         12078.32048            12080.3538
2003-11-30  2003-12-31     5.49%          5.24%         11/2003         12179.57586           12186.66091
2003-12-31  2004-01-31     1.81%          1.84%         12/2003         12848.40942           12825.72941
2004-01-31  2004-02-29     1.55%          1.39%         01/2004         13080.43487           13061.14532
2004-02-29  2004-03-31    -1.41%         -1.51%         02/2004         13283.45714           13242.68797
2004-03-31  2004-04-30    -2.22%         -1.57%         03/2004         13096.05234           13042.85581
2004-04-30  2004-05-31     1.25%          1.37%         04/2004         12805.35195           12838.08298
2004-05-31  2004-06-30     1.77%          1.94%         05/2004         12965.23716           13014.22147
2004-06-30  2004-07-31    -3.20%         -3.31%         06/2004         13194.84555           13267.21794
2004-07-31  2004-08-31     0.68%          0.40%         07/2004         12772.02729           12828.07303
2004-08-31  2004-09-30     1.00%          1.08%         08/2004         12859.50693           12879.77016
2004-09-30  2004-10-31     1.58%          1.53%         09/2004         12987.71866           13019.25807
2004-10-31  2004-11-30     3.66%          4.05%         10/2004         13192.47999           13218.19233
2004-11-30  2004-12-31     3.39%          3.40%         11/2004          13675.1317            13753.0004
2004-12-31  2005-01-31    -2.62%         -2.44%         12/2004         14138.25834             14221.015
2005-01-31  2005-02-28     1.93%          2.10%         01/2005         13768.53401           13874.37776
2005-02-28  2005-03-31    -2.00%         -1.77%         02/2005         14034.73553           14166.29467
2005-03-31  2005-04-30    -1.72%         -1.90%         03/2005         13753.74503           13915.40959
2005-04-30  2005-05-31     3.17%          3.18%         04/2005         13517.12146           13651.43427
2005-05-31  2005-06-30     0.11%          0.14%         05/2005         13946.00168           14085.82291
2005-06-30  2005-07-31     3.29%          3.72%         06/2005         13960.69676           14105.82477
2005-07-31  2005-08-31    -0.72%         -0.91%         07/2005         14420.12521           14630.56146
2005-08-31  2005-09-30     0.62%          0.81%         08/2005          14316.3833           14497.13074
2005-09-30  2005-10-31    -2.07%         -1.67%         09/2005         14405.02963           14614.55749
2005-10-31  2005-11-30     3.81%          3.78%         10/2005         14106.78885           14370.93282
2005-11-30  2005-12-31     0.01%          0.04%         11/2005         14643.62226            14914.4415
2005-12-31  2006-01-31     2.69%          2.65%         12/2005         14644.65404           14919.66156
2006-01-31  2006-02-28     0.00%          0.27%         01/2006         15038.00219           15314.73419
2006-02-28  2006-03-31     1.25%          1.25%         02/2006         15038.00218           15356.23712
2006-03-31  2006-04-30     1.20%          1.34%         03/2006         15226.27444           15547.42228
2006-04-30  2006-05-31    -2.96%         -2.88%         04/2006         15408.44323           15756.22416
2006-05-31  2006-06-30     0.10%          0.14%         05/2006         14953.02126           15302.76003
2006-06-30  2006-07-31     0.61%          0.62%         06/2006         14968.20199           15323.57178
2006-07-31  2006-08-31     2.32%          2.38%         07/2006         15059.28639           15418.11822
2006-08-31  2006-09-30     2.56%          2.58%         08/2006         15408.44323           15784.96351
2006-09-30  2006-10-31     3.17%          3.26%         09/2006         15803.14226           16191.74202
2006-10-31  2006-11-30     1.96%          1.90%         10/2006         16304.10643           16719.43089
2006-11-30  2006-12-31     1.34%          1.40%         11/2006         16622.90181           17037.43447
2006-12-31  2007-01-31     1.42%          1.51%         12/2006         16845.30813           17276.43134
2007-01-31  2007-02-28    -1.96%         -1.96%         01/2007         17084.36169           17537.70592
2007-02-28  2007-03-31     1.14%          1.12%         02/2007          16749.6867           17194.68908
2007-03-31  2007-04-30     4.33%          4.43%         03/2007         16940.92955           17387.01168
2007-04-30  2007-05-31     3.43%          3.49%         04/2007         17674.02716           18157.17406
2007-05-31  2007-06-30    -1.74%         -1.66%         05/2007         18279.62954           18790.77083
2007-06-30  2007-07-31    -3.02%         -3.10%         06/2007         17960.89145           18478.59355
2007-07-31  2007-08-31     1.37%          1.50%         07/2007         17419.03669           17905.66827
2007-08-31  2007-09-30     3.72%          3.74%         08/2007         17658.09026           18174.07549
2007-09-30  2007-10-31     1.60%          1.59%         09/2007         18314.84294           18853.78591
2007-10-31  2007-11-30    -4.21%         -4.18%         10/2007         18608.66395           19153.74965
2007-11-30  2007-12-31    -0.71%         -0.69%         11/2007         17825.14126           18352.93137
2007-12-31  2008-01-31    -6.27%         -6.00%         12/2007         17698.79021           18225.56203
2008-01-31  2008-02-29    -3.24%         -3.25%         01/2008         16589.26039           17132.02831
2008-02-29  2008-03-31    -0.45%         -0.43%         02/2008         16052.39112           16575.40871
2008-03-31  2008-04-30     4.70%          4.87%         03/2008         15980.80855           16503.80294
2008-04-30  2008-05-31     1.39%          1.30%         04/2008         16732.42553           17307.53814
2008-05-31  2008-06-30    -8.49%         -8.43%         05/2008         16965.06888           17532.53614
2008-06-30  2008-07-31    -0.82%         -0.84%         06/2008         15523.93636           16054.54334
2008-07-31  2008-08-31     1.53%          1.45%         07/2008          15397.2842           15919.52463
2008-08-31  2008-09-30    -9.21%         -8.91%         08/2008         15632.49536           16149.72096
2008-09-30  2008-10-31   -17.05%        -16.80%         09/2008         14193.16644           14710.61933
2008-10-31  2008-11-30    -6.80%         -7.18%         10/2008          11773.0496           12239.97081
2008-11-30  2008-12-31     1.17%          1.06%         11/2008         10972.40944            11361.7529
2008-12-31  2009-01-31    -8.38%         -8.43%         12/2008         11101.21756           11482.64196
2009-01-31  2009-02-28   -10.93%        -10.65%         01/2009          10171.0609           10514.81106
2009-02-28  2009-03-31     9.11%          8.76%         02/2009         9058.917062           9395.193977
2009-03-31  2009-04-30     9.86%          9.57%         03/2009         9883.748938           10218.16778
2009-04-30  2009-05-31     5.98%          5.59%         04/2009         10857.91721           11196.14862
2009-05-31  2009-06-30     0.35%          0.20%         05/2009         11507.36273           11822.34921
2009-06-30  2009-07-31     7.91%          7.56%         06/2009         11547.95307           11845.75746
2009-07-31  2009-08-31     3.91%          3.61%         07/2009         12461.23583           12741.73881
2009-08-31  2009-09-30     3.93%          3.73%         08/2009         12948.31996           13201.71558
2009-09-30  2009-10-31    -1.82%         -1.86%         09/2009         13457.21195            13694.4036
2009-10-31  2009-11-30     6.33%          6.00%         10/2009         13212.53537           13440.00171
2009-11-30  2009-12-31     1.72%          1.93%         11/2009         14048.51369           14246.13301
2009-12-31  2010-01-31    -3.44%         -3.60%         12/2009         14290.11101            14521.3683
2010-01-31  2010-02-28     3.26%          3.10%         01/2010         13798.76049           13999.03468
2010-02-28  2010-03-31     5.89%          6.03%         02/2010         14249.16513           14432.68278
2010-03-31  2010-04-30     1.63%          1.58%         03/2010          15088.5556           15303.60859
2010-04-30  2010-05-31    -7.88%         -7.99%         04/2010         15334.23086           15545.20666
2010-05-31  2010-06-30    -5.14%         -5.23%         05/2010          14126.3275           14303.92191
2010-06-30  2010-07-31     7.06%          7.01%         06/2010         13400.23286            13555.1402
2010-07-31  2010-08-31    -4.44%         -4.51%         07/2010         14345.64806           14504.85399
2010-08-31  2010-09-30     8.94%          8.92%         08/2010         13708.52042           13850.04686
2010-09-30  2010-10-31     3.86%          3.80%         09/2010          14934.7217           15086.08045
2010-10-31  2010-11-30    -0.13%          0.01%         10/2010         15511.51095           15660.09072
2010-11-30  2010-12-31     6.69%          6.68%         11/2010         15490.91134           15662.09521
2010-12-31  2011-01-31     2.50%          2.37%         12/2010          16527.6527            16708.8087
2011-01-31  2011-02-28     3.29%          3.43%         01/2011         16940.32817           17104.82417
2011-02-28  2011-03-31     0.00%          0.04%         02/2011         17497.44006           17690.81834
2011-03-31  2011-04-30     3.18%          2.96%         03/2011         17497.44006            17697.8416
2011-04-30  2011-05-31    -0.91%         -1.13%         04/2011         18054.55195           18221.96318
2011-05-31  2011-06-30    -1.73%         -1.67%         05/2011         17889.48176           18015.70878
2011-06-30  2011-07-31    -1.88%         -2.03%         06/2011         17579.97515           17715.40493
2011-07-31  2011-08-31    -5.50%         -5.43%         07/2011         17249.83478           17355.17988
2011-08-31  2011-09-30    -7.09%         -7.03%         08/2011         16300.68119           16412.42916
2011-09-30  2011-10-31    11.04%         10.93%         09/2011         15145.18987           15258.66821
2011-10-31  2011-11-30    -0.61%         -0.22%         10/2011         16816.52553           16926.33384
2011-11-30  2011-12-31     1.12%          1.02%         11/2011         16713.35666           16888.94356
2011-12-31  2012-01-31     4.69%          4.48%         12/2011         16899.76673           17061.70057
2012-01-31  2012-02-29     4.36%          4.32%         01/2012         17692.59529           17826.32068
2012-02-29  2012-03-31     3.39%          3.29%         02/2012         18464.55994           18597.14861
2012-03-31  2012-04-30    -0.55%         -0.63%         03/2012         19090.47723           19209.16218
2012-04-30  2012-05-31    -6.04%         -6.01%         04/2012         18986.15768           19088.60547
2012-05-31  2012-06-30     4.20%          4.12%         05/2012         17838.64266           17941.38029
2012-06-30  2012-07-31     1.69%          1.39%         06/2012         18587.12395           18680.60498
2012-07-31  2012-08-31     2.33%          2.25%         07/2012         18901.09564           18940.05976
2012-08-31  2012-09-30     2.57%          2.58%         08/2012           19340.656           19366.64291
2012-09-30  2012-10-31    -1.80%         -1.85%         09/2012         19837.11143           19867.11129
                                                     10/31/2012         19480.63057           19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.84%      0.92%     6.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Large Cap Value Russell 1000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     7.07%          6.30%         10/2002           10000              10000
2002-11-30  2002-12-31    -4.55%         -4.34%         11/2002     10706.99136              10630
2002-12-31  2003-01-31    -2.32%         -2.42%         12/2002     10219.55713          10168.658
2003-01-31  2003-02-28    -2.93%         -2.67%         01/2003      9982.62767        9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003     9690.414676        9657.643684
2003-03-31  2003-04-30     9.20%          8.80%         03/2003     9644.954344        9674.061679
2003-04-30  2003-05-31     6.69%          6.46%         04/2003      10531.8467        10525.37911
2003-05-31  2003-06-30     1.08%          1.25%         05/2003     11236.60937         11205.3186
2003-06-30  2003-07-31     2.52%          1.49%         06/2003     11357.48184        11345.38508
2003-07-31  2003-08-31     3.55%          1.56%         07/2003     11643.40446        11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003      12056.4038        11694.05645
2003-09-30  2003-10-31     6.69%          6.12%         09/2003     11791.54621        11579.45469
2003-10-31  2003-11-30     2.22%          1.36%         10/2003     12580.30504        12288.11732
2003-11-30  2003-12-31     6.83%          6.16%         11/2003     12859.15917        12455.23571
2003-12-31  2004-01-31     1.69%          1.76%         12/2003     13737.50291        13222.47824
2004-01-31  2004-02-29     2.58%          2.14%         01/2004     13969.66351        13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004     14329.91271          13743.135
2004-03-31  2004-04-30    -1.69%         -2.44%         03/2004     14272.21005        13622.19541
2004-04-30  2004-05-31     0.57%          1.02%         04/2004     14031.66718        13289.81384
2004-05-31  2004-06-30     2.99%          2.36%         05/2004     14111.84814        13425.36995
2004-06-30  2004-07-31    -3.27%         -1.41%         06/2004     14533.14249        13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004     14058.62373        13548.44353
2004-08-31  2004-09-30     3.08%          1.55%         08/2004     14058.62373        13740.83143
2004-09-30  2004-10-31     1.17%          1.66%         09/2004      14492.0427        13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004      14661.3988        14185.44764
2004-11-30  2004-12-31     3.99%          3.35%         11/2004     15621.08332        14903.23129
2004-12-31  2005-01-31    -2.49%         -1.78%         12/2004     16243.91321        15402.48954
2005-01-31  2005-02-28     3.02%          3.31%         01/2005     15838.82809        15128.32522
2005-02-28  2005-03-31    -0.26%         -1.37%         02/2005     16316.82853        15629.07279
2005-03-31  2005-04-30    -3.44%         -1.79%         03/2005     16274.12272        15414.95449
2005-04-30  2005-05-31     4.28%          2.41%         04/2005     15714.34482         15139.0268
2005-05-31  2005-06-30     2.03%          1.09%         05/2005     16387.70085        15503.59603
2005-06-30  2005-07-31     4.96%          2.89%         06/2005     16720.98419        15673.12716
2005-07-31  2005-08-31    -0.83%         -0.43%         07/2005     17550.52718        16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005     17404.13724        16056.50454
2005-09-30  2005-10-31    -2.68%         -2.54%         09/2005     17672.85892        16281.94488
2005-10-31  2005-11-30     3.98%          3.27%         10/2005     17199.84285         15868.4229
2005-11-30  2005-12-31     0.13%          0.60%         11/2005      17884.9006        16387.32032
2005-12-31  2006-01-31     4.74%          3.88%         12/2005     17907.42447         16485.2089
2006-01-31  2006-02-28    -0.35%          0.61%         01/2006     18755.45422        17125.34866
2006-02-28  2006-03-31     1.76%          1.35%         02/2006     18689.58784        17229.93488
2006-03-31  2006-04-30     2.82%          2.54%         03/2006     19018.12323        17463.32185
2006-04-30  2006-05-31    -1.86%         -2.53%         04/2006     19554.19348        17907.16926
2006-05-31  2006-06-30     0.87%          0.64%         05/2006     19191.31515          17454.821
2006-06-30  2006-07-31    -1.45%          2.43%         06/2006     19357.84876        17566.36245
2006-07-31  2006-08-31     1.61%          1.67%         07/2006     19076.34026        17993.46576
2006-08-31  2006-09-30     2.76%          1.99%         08/2006     19382.68774        18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006     19918.56564        18659.10808
2006-10-31  2006-11-30     1.89%          2.28%         10/2006     20707.66645        19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006     21098.06369        19709.86384
2006-12-31  2007-01-31     2.89%          1.28%         12/2006     21521.94168        20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007      22144.1602        20410.05615
2007-02-28  2007-03-31     0.66%          1.55%         02/2007     21811.74208        20091.86703
2007-03-31  2007-04-30     4.24%          3.70%         03/2007     21954.65413        20402.49503
2007-04-30  2007-05-31     4.10%          3.61%         04/2007     22885.44265        21156.42585
2007-05-31  2007-06-30    -1.62%         -2.34%         05/2007     23824.77052        21919.52162
2007-06-30  2007-07-31    -6.21%         -4.62%         06/2007     23437.69887        21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     21981.94117        20417.39084
2007-08-31  2007-09-30     2.58%          3.43%         08/2007     21562.34043        20646.17729
2007-09-30  2007-10-31     0.54%          0.01%         09/2007     22119.60769        21355.32822
2007-10-31  2007-11-30    -5.60%         -4.89%         10/2007     22239.86963        21357.68501
2007-11-30  2007-12-31    -0.32%         -0.97%         11/2007     20994.29949        20313.84869
2007-12-31  2008-01-31    -3.84%         -4.01%         12/2007     20926.88549        20117.41337
2008-01-31  2008-02-29    -3.09%         -4.19%         01/2008     20124.08686        19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008     19501.69242        18502.53608
2008-03-31  2008-04-30     6.27%          4.87%         03/2008     19319.49295        18363.76706
2008-04-30  2008-05-31     2.38%         -0.16%         04/2008     20531.48361        19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008     21019.89776        19228.35404
2008-06-30  2008-07-31    -1.12%         -0.36%         06/2008     18716.30586        17387.78848
2008-07-31  2008-08-31     1.96%          1.70%         07/2008     18507.43878        17325.02215
2008-08-31  2008-09-30    -9.00%         -7.35%         08/2008     18870.68586        17619.54753
2008-09-30  2008-10-31   -22.53%        -17.31%         09/2008     17173.23447        16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008     13304.23797        13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008     11999.36415        12530.95655
2008-12-31  2009-01-31   -11.86%        -11.50%         12/2008      12388.7549        12704.88624
2009-01-31  2009-02-28   -14.04%        -13.36%         01/2009     10919.84213        11243.95781
2009-02-28  2009-03-31     9.83%          8.55%         02/2009     9386.260241         9741.64674
2009-03-31  2009-04-30    16.18%         10.72%         03/2009     10309.13738        10574.58917
2009-04-30  2009-05-31     7.67%          6.18%         04/2009     11977.34324         11708.0967
2009-05-31  2009-06-30    -1.21%         -0.74%         05/2009     12895.79366        12432.07598
2009-06-30  2009-07-31     9.43%          8.19%         06/2009      12739.6731        12340.27168
2009-07-31  2009-08-31     6.80%          5.23%         07/2009     13940.46703         13350.3397
2009-08-31  2009-09-30     4.35%          3.86%         08/2009     14887.96849        14048.63557
2009-09-30  2009-10-31    -4.30%         -3.06%         09/2009      15536.2026        14591.41079
2009-10-31  2009-11-30     5.63%          5.64%         10/2009     14868.48445        14144.84834
2009-11-30  2009-12-31     2.70%          1.77%         11/2009     15705.48326        14942.09201
2009-12-31  2010-01-31    -2.34%         -2.81%         12/2009     16128.84193        15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010     15750.67447        14778.85081
2010-02-28  2010-03-31     7.80%          6.51%         02/2010     16431.37589        15245.34914
2010-03-31  2010-04-30     3.16%          2.59%         03/2010     17712.94768        16237.82243
2010-04-30  2010-05-31    -8.56%         -8.22%         04/2010     18272.10441        16657.98918
2010-05-31  2010-06-30    -7.56%         -5.63%         05/2010     16708.36103        15288.76974
2010-06-30  2010-07-31     7.82%          6.77%         06/2010     15444.85324        14428.09848
2010-07-31  2010-08-31    -6.11%         -4.28%         07/2010      16652.6712        15404.85527
2010-08-31  2010-09-30     9.80%          7.76%         08/2010     15635.06079        14745.68693
2010-09-30  2010-10-31     3.68%          3.00%         09/2010     17167.15394        15889.70571
2010-10-31  2010-11-30    -0.75%         -0.53%         10/2010     17799.42635        16366.49323
2010-11-30  2010-12-31     9.72%          7.89%         11/2010     17665.30796        16279.88285
2010-12-31  2011-01-31     3.23%          2.26%         12/2010     19382.58005        17564.43559
2011-01-31  2011-02-28     5.39%          3.69%         01/2011     20008.75684        17961.76269
2011-02-28  2011-03-31     0.45%          0.40%         02/2011     21087.70762        18624.27943
2011-03-31  2011-04-30     2.51%          2.66%         03/2011     21183.60229        18698.25097
2011-04-30  2011-05-31    -1.42%         -1.06%         04/2011     21714.88279        19196.15319
2011-05-31  2011-06-30    -1.82%         -2.05%         05/2011     21405.77413         18993.3429
2011-06-30  2011-07-31    -4.57%         -3.32%         06/2011     21016.50944         18603.9051
2011-07-31  2011-08-31    -8.46%         -6.24%         07/2011     20056.80721        17986.83479
2011-08-31  2011-09-30   -10.10%         -7.56%         08/2011     18360.36387         16864.3465
2011-09-30  2011-10-31    13.81%         11.45%         09/2011     16505.29642        15589.84878
2011-10-31  2011-11-30    -0.83%         -0.52%         10/2011     18783.90372        17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18628.10151        17284.71058
2011-12-31  2012-01-31     4.96%          3.78%         12/2011     18774.55685        17633.02386
2012-01-31  2012-02-29     5.77%          3.99%         01/2012     19706.41835         18300.0833
2012-02-29  2012-03-31     1.83%          2.96%         02/2012     20844.27028        19029.58134
2012-03-31  2012-04-30    -2.09%         -1.02%         03/2012     21226.09035        19593.70131
2012-04-30  2012-05-31    -7.10%         -5.86%         04/2012     20783.26509        19393.89913
2012-05-31  2012-06-30     5.37%          4.96%         05/2012     19307.18093        18256.62174
2012-06-30  2012-07-31     0.97%          1.03%         06/2012     20343.19332        19163.05372
2012-07-31  2012-08-31     3.95%          2.17%         07/2012      20540.9881        19361.37516
2012-08-31  2012-09-30     3.65%          3.17%         08/2012      21351.9467        19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012      22131.2698        20409.66857
                                                     10/31/2012     22190.86927        20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         18.14%     -0.04%     8.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Class R1 vs. Russell 2000(R) Value Index January 31, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R1   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-01-31  2008-02-29    -2.50%         -3.97%         01/2008           10000              10000
2008-02-29  2008-03-31     0.73%          1.51%         02/2008            9750        9602.571031
2008-03-31  2008-04-30     3.37%          3.16%         03/2008     9820.726192        9747.569854
2008-04-30  2008-05-31     4.55%          3.42%         04/2008      10151.7619         10055.9908
2008-05-31  2008-06-30   -10.13%         -9.60%         05/2008     10613.20563        10399.79789
2008-06-30  2008-07-31     2.64%          5.13%         06/2008     9538.430516        9401.934888
2008-07-31  2008-08-31     4.52%          4.75%         07/2008     9789.971405        9883.909387
2008-08-31  2008-09-30    -6.43%         -4.69%         08/2008     10232.68337        10353.39508
2008-09-30  2008-10-31   -21.62%        -19.98%         09/2008      9575.00573        9868.077303
2008-10-31  2008-11-30   -13.06%        -11.58%         10/2008     7504.461241         7896.66496
2008-11-30  2008-12-31     6.45%          6.15%         11/2008     6524.740191        6982.159135
2008-12-31  2009-01-31   -13.64%        -14.28%         12/2008     6945.839625         7411.67591
2009-01-31  2009-02-28   -13.24%        -13.89%         01/2009     5998.679676        6352.926629
2009-02-28  2009-03-31    11.01%          8.88%         02/2009     5204.287461        5470.501141
2009-03-31  2009-04-30    19.47%         15.87%         03/2009     5777.123849        5956.201668
2009-04-30  2009-05-31     3.41%          2.16%         04/2009     6901.873626        6901.297903
2009-05-31  2009-06-30    -0.42%         -0.32%         05/2009      7137.04858        7050.523798
2009-06-30  2009-07-31    11.98%         11.56%         06/2009     7107.366548        7028.295918
2009-07-31  2009-08-31     5.28%          4.73%         07/2009     7958.609583        7841.058619
2009-08-31  2009-09-30     5.55%          5.02%         08/2009      8379.10313        8212.179117
2009-09-30  2009-10-31    -7.21%         -6.64%         09/2009     8844.374408        8624.054843
2009-10-31  2009-11-30     3.38%          3.18%         10/2009     8206.756719        8051.355715
2009-11-30  2009-12-31     7.84%          7.57%         11/2009      8484.42894        8307.570836
2009-12-31  2010-01-31    -2.26%         -2.93%         12/2009     9149.548219        8936.791269
2010-01-31  2010-02-28     5.66%          4.64%         01/2010     8943.012141        8674.853247
2010-02-28  2010-03-31     8.25%          8.32%         02/2010     9449.025533        9077.096128
2010-03-31  2010-04-30     7.27%          7.00%         03/2010     10228.79484        9832.097741
2010-04-30  2010-05-31    -9.04%         -8.45%         04/2010     10972.70719        10520.04073
2010-05-31  2010-06-30    -9.52%         -8.73%         05/2010     9980.824059        9631.116786
2010-06-30  2010-07-31     7.79%          7.14%         06/2010     9031.072995        8790.367634
2010-07-31  2010-08-31    -8.08%         -7.52%         07/2010     9734.524268        9417.841262
2010-08-31  2010-09-30    12.24%         10.74%         08/2010     8948.314022        8709.679853
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10043.54719        9644.828043
2010-10-31  2010-11-30     4.06%          2.54%         10/2010     10417.06754        10018.50095
2010-11-30  2010-12-31     8.91%          8.31%         11/2010     10839.56946        10273.12347
2010-12-31  2011-01-31     0.66%          0.05%         12/2010     11804.95838        11126.65959
2011-01-31  2011-02-28     5.62%          5.08%         01/2011      11883.0429        11132.73049
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     12550.31054        11698.01033
2011-03-31  2011-04-30     1.61%          1.62%         03/2011     12791.66266        11860.56861
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     12997.52183        12053.28086
2011-05-31  2011-06-30    -2.21%         -2.46%         05/2011     12678.08519        11837.36467
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011     12397.48354        11546.29335
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011     11964.10446         11164.4843
2011-08-31  2011-09-30   -12.44%        -10.92%         08/2011     10763.43127        10178.34832
2011-09-30  2011-10-31    15.71%         14.41%         09/2011     9424.709734        9066.772018
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     10905.32879        10373.32073
2011-11-30  2011-12-31     0.99%          1.57%         11/2011     10940.92059        10352.59093
2011-12-31  2012-01-31     6.06%          6.65%         12/2011     11048.94425        10514.61803
2012-01-31  2012-02-29     3.63%          1.49%         01/2012     11718.79549        11213.54097
2012-02-29  2012-03-31     1.86%          3.10%         02/2012     12143.75489        11380.36042
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12369.25099        11733.31802
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012     12167.53926        11563.54379
2012-05-31  2012-06-30     4.04%          4.82%         05/2012     11259.83651        10856.92501
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     11714.92916        11380.37242
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     11657.11335        11264.07637
2012-08-31  2012-09-30     3.16%          3.56%         08/2012     12191.90962        11611.57034
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     12577.07883        12025.24213
                                                     10/31/2012     12504.71359        11874.43621

                            One Year From 01/31/2008
                            -------- ---------------
                            14.67%        4.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Targeted Value Portfolio - Class R2 vs. Russell 2000(R) Value Index June 30, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R2   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           10000              10000
2008-07-31  2008-08-31     4.48%          4.75%         07/2008           10260        10512.63331
2008-08-31  2008-09-30    -6.36%         -4.69%         08/2008     10719.99999        11011.98339
2008-09-30  2008-10-31   -21.70%        -19.98%         09/2008     10038.27751        10495.79413
2008-10-31  2008-11-30   -13.03%        -11.58%         10/2008     7859.971286        8398.978566
2008-11-30  2008-12-31     6.40%          6.15%         11/2008     6836.066981        7426.300244
2008-12-31  2009-01-31   -13.77%        -14.28%         12/2008     7273.610771        7883.138948
2009-01-31  2009-02-28   -13.23%        -13.89%         01/2009       6272.0983         6757.04172
2009-02-28  2009-03-31    10.95%          8.88%         02/2009     5442.562718        5818.484393
2009-03-31  2009-04-30    19.50%         15.87%         03/2009     6038.299653        6335.080746
2009-04-30  2009-05-31     3.38%          2.16%         04/2009     7215.514375        7340.295359
2009-05-31  2009-06-30    -0.31%         -0.32%         05/2009     7459.076042        7499.013641
2009-06-30  2009-07-31    11.90%         11.56%         06/2009     7435.892168        7475.371827
2009-07-31  2009-08-31     5.38%          4.73%         07/2009     8320.875234        8339.835058
2009-08-31  2009-09-30     5.47%          5.02%         08/2009     8768.452873        8734.562848
2009-09-30  2009-10-31    -7.17%         -6.64%         09/2009     9248.194818        9172.638341
2009-10-31  2009-11-30     3.33%          3.18%         10/2009     8585.424517        8563.509331
2009-11-30  2009-12-31     7.86%          7.57%         11/2009      8870.92557        8836.022516
2009-12-31  2010-01-31    -2.35%         -2.93%         12/2009     9567.974328        9505.268198
2010-01-31  2010-02-28     5.59%          4.64%         01/2010     9342.845518        9226.668075
2010-02-28  2010-03-31     8.32%          8.32%         02/2010     9864.735025        9654.497969
2010-03-31  2010-04-30     7.18%          7.00%         03/2010      10685.4698        10457.52588
2010-04-30  2010-05-31    -9.03%         -8.45%         04/2010     11453.10412        11189.22951
2010-05-31  2010-06-30    -9.46%         -8.73%         05/2010     10419.35657        10243.76035
2010-06-30  2010-07-31     7.71%          7.14%         06/2010     9433.569278         9349.53043
2010-07-31  2010-08-31    -8.06%         -7.52%         07/2010     10160.80426        10016.91819
2010-08-31  2010-09-30    12.23%         10.74%         08/2010     9341.384561        9263.710031
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10483.98851         10258.3438
2010-10-31  2010-11-30     3.97%          2.54%         10/2010     10874.18592        10655.78635
2010-11-30  2010-12-31     8.86%          8.31%         11/2010     11306.02525        10926.60564
2010-12-31  2011-01-31     0.72%          0.05%         12/2010     12307.63829        11834.43591
2011-01-31  2011-02-28     5.55%          5.08%         01/2011     12396.44867        11840.89298
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     13084.72911        12442.13076
2011-03-31  2011-04-30     1.55%          1.62%         03/2011     13336.35851        12615.02952
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     13543.58273        12820.00035
2011-05-31  2011-06-30    -2.16%         -2.46%         05/2011     13210.54381        12590.34956
2011-06-30  2011-07-31    -3.56%         -3.31%         06/2011     12925.76923        12280.76294
2011-07-31  2011-08-31   -10.05%         -8.83%         07/2011      12466.2522        11874.66668
2011-08-31  2011-09-30   -12.43%        -10.92%         08/2011     11213.69773        10825.80176
2011-09-30  2011-10-31    15.72%         14.41%         09/2011     9819.780248        9643.517134
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     11363.63081        11033.17652
2011-11-30  2011-12-31     0.96%          1.57%         11/2011     11400.74261        11011.12808
2011-12-31  2012-01-31     6.07%          6.65%         12/2011     11510.29933        11183.46186
2012-01-31  2012-02-29     3.57%          1.49%         01/2012     12208.57581        11926.84389
2012-02-29  2012-03-31     1.84%          3.10%         02/2012     12644.06006        12104.27487
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12876.81889         12479.6844
2012-04-30  2012-05-31    -7.47%         -6.11%         04/2012     12666.58511        12299.11069
2012-05-31  2012-06-30     4.00%          4.82%         05/2012     11720.53311        11547.54329
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     12189.39596        12104.28764
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     12129.16423        11980.59389
2012-08-31  2012-09-30     3.12%          3.56%         08/2012     12686.30771        12350.19225
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     13082.30363        12790.17806
                                                     10/31/2012     13006.94474        12629.77924

                           One Year  From 06/30/2008
                           --------  ---------------
                            14.46%        6.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Institutional Class vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                      U.S. Targeted Value       Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Institutional Class   Value Index
---------   ---------- ----------- ----------------- ---------- ------------------------------- ---------------
2002-10-31  2002-11-30    11.00%          7.98%         10/2002                 10000                   10000
2002-11-30  2002-12-31    -5.37%         -4.27%         11/2002           11100.17889                   10798
2002-12-31  2003-01-31    -4.64%         -2.82%         12/2002           10504.42099              10336.9254
2003-01-31  2003-02-28    -4.26%         -3.36%         01/2003           10017.25944              10045.4241
2003-02-28  2003-03-31    -0.32%          1.07%         02/2003           9590.993082             9707.897854
2003-03-31  2003-04-30    11.89%          9.50%         03/2003           9560.545485             9811.772361
2003-04-30  2003-05-31    11.39%         10.21%         04/2003           10697.25578             10743.89074
2003-05-31  2003-06-30     1.62%          1.69%         05/2003           11915.15966             11840.84198
2003-06-30  2003-07-31     5.78%          4.99%         06/2003           12107.99444             12040.95221
2003-07-31  2003-08-31     6.50%          3.80%         07/2003           12808.28918             12641.79572
2003-08-31  2003-09-30    -1.34%         -1.15%         08/2003            13640.5235             13122.18396
2003-09-30  2003-10-31     9.65%          8.15%         09/2003           13457.83792             12971.27885
2003-10-31  2003-11-30     4.13%          3.84%         10/2003            14756.9354             14028.43807
2003-11-30  2003-12-31     5.32%          3.62%         11/2003           15365.88734             14567.13009
2003-12-31  2004-01-31     4.59%          3.46%         12/2003           16183.87646              15094.4602
2004-01-31  2004-02-29     1.55%          1.94%         01/2004           16926.78039             15616.72853
2004-02-29  2004-03-31     0.86%          1.38%         02/2004           17189.65409             15919.69306
2004-03-31  2004-04-30    -3.36%         -5.17%         03/2004           17338.23488             16139.38482
2004-04-30  2004-05-31     1.50%          1.21%         04/2004           16755.34102             15304.97863
2004-05-31  2004-06-30     5.68%          5.08%         05/2004           17006.78543             15490.16887
2004-06-30  2004-07-31    -4.84%         -4.60%         06/2004           17973.14744             16277.06945
2004-07-31  2004-08-31    -0.67%          0.98%         07/2004           17103.66354             15528.32425
2004-08-31  2004-09-30     4.54%          3.96%         08/2004           16989.25777             15680.50183
2004-09-30  2004-10-31     0.90%          1.55%         09/2004           17760.82034              16301.4497
2004-10-31  2004-11-30     9.20%          8.87%         10/2004           17921.13722             16554.12217
2004-11-30  2004-12-31     3.11%          2.39%         11/2004           19570.11087             18022.47281
2004-12-31  2005-01-31    -3.18%         -3.87%         12/2004           20178.14283             18453.20991
2005-01-31  2005-02-28     2.77%          1.99%         01/2005            19535.7675             17739.07069
2005-02-28  2005-03-31    -0.94%         -2.06%         02/2005           20077.37808             18092.07819
2005-03-31  2005-04-30    -6.78%         -5.16%         03/2005           19888.44416             17719.38138
2005-04-30  2005-05-31     6.66%          6.10%         04/2005           18540.71552              16805.0613
2005-05-31  2005-06-30     3.93%          4.42%         05/2005           19775.08381             17830.02508
2005-06-30  2005-07-31     6.13%          5.69%         06/2005           20551.84516             18618.48383
2005-07-31  2005-08-31    -1.56%         -2.30%         07/2005            21811.9215             19677.88612
2005-08-31  2005-09-30     0.35%         -0.17%         08/2005           21471.70089             19226.10977
2005-09-30  2005-10-31    -2.65%         -2.51%         09/2005           21546.90685             19194.32037
2005-10-31  2005-11-30     4.65%          4.06%         10/2005           20976.88287             18712.22181
2005-11-30  2005-12-31     0.42%         -0.77%         11/2005           21952.25726             19471.29574
2005-12-31  2006-01-31     8.03%          8.27%         12/2005           22044.73668             19321.80403
2006-01-31  2006-02-28    -1.05%         -0.01%         01/2006           23814.44689             20919.58842
2006-02-28  2006-03-31     4.14%          4.84%         02/2006           23563.62183             20918.16198
2006-03-31  2006-04-30     1.31%          0.27%         03/2006           24539.76853             21931.34736
2006-04-30  2006-05-31    -3.48%         -4.14%         04/2006           24860.45869             21989.99474
2006-05-31  2006-06-30     0.56%          1.23%         05/2006           23995.98957             21079.39132
2006-06-30  2006-07-31    -3.07%         -1.39%         06/2006           24131.55435              21338.3527
2006-07-31  2006-08-31     2.27%          2.99%         07/2006           23390.12109             21042.42594
2006-08-31  2006-09-30     1.02%          0.98%         08/2006           23921.71475             21671.36709
2006-09-30  2006-10-31     4.94%          5.09%         09/2006           24165.17839             21882.92966
2006-10-31  2006-11-30     3.43%          2.85%         10/2006           25358.00079             22996.68723
2006-11-30  2006-12-31     0.61%          0.87%         11/2006           26228.05948             23652.41933
2006-12-31  2007-01-31     2.09%          1.50%         12/2006           26387.62981             23858.48812
2007-01-31  2007-02-28    -0.51%         -1.23%         01/2007           26938.32816             24215.87612
2007-02-28  2007-03-31     0.77%          1.21%         02/2007           26800.65357             23918.47933
2007-03-31  2007-04-30     2.04%          1.04%         03/2007           27006.00626             24207.13595
2007-04-30  2007-05-31     4.33%          3.67%         04/2007           27557.14924             24458.33044
2007-05-31  2007-06-30    -1.32%         -2.33%         05/2007           28751.29237             25355.10988
2007-06-30  2007-07-31    -7.25%         -8.51%         06/2007           28371.44268             24764.12514
2007-07-31  2007-08-31    -0.29%          2.00%         07/2007           26315.31866              22656.3737
2007-08-31  2007-09-30     0.30%          0.45%         08/2007           26238.59761             23110.31558
2007-09-30  2007-10-31     0.23%          1.09%         09/2007           26317.66852             23214.66438
2007-10-31  2007-11-30    -7.13%         -7.49%         10/2007           26379.33851             23467.49264
2007-11-30  2007-12-31    -1.11%         -0.85%         11/2007           24498.40379             21709.31839
2007-12-31  2008-01-31    -4.78%         -4.10%         12/2007           24226.11234             21525.78068
2008-01-31  2008-02-29    -2.54%         -3.97%         01/2008           23067.95504             20642.44184
2008-02-29  2008-03-31     0.85%          1.51%         02/2008            22480.9438              19822.0514
2008-03-31  2008-04-30     3.30%          3.16%         03/2008           22672.51011             20121.36438
2008-04-30  2008-05-31     4.62%          3.42%         04/2008           23419.78078             20758.02052
2008-05-31  2008-06-30   -10.11%         -9.60%         05/2008           24500.93834             21467.72232
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           22022.80939             19407.88941
2008-07-31  2008-08-31     4.51%          4.75%         07/2008           22596.48605             20402.80247
2008-08-31  2008-09-30    -6.33%         -4.69%         08/2008           23616.35566             21371.93559
2008-09-30  2008-10-31   -21.68%        -19.98%         09/2008              22121.79             20370.12118
2008-10-31  2008-11-30   -13.01%        -11.58%         10/2008            17326.6043             16300.64472
2008-11-30  2008-12-31     6.43%          6.15%         11/2008           15072.86703             14412.88139
2008-12-31  2009-01-31   -13.74%        -14.28%         12/2008           16042.12815             15299.50889
2009-01-31  2009-02-28   -13.14%        -13.89%         01/2009           13837.74344             13113.99185
2009-02-28  2009-03-31    10.91%          8.88%         02/2009           12019.52831             11292.45016
2009-03-31  2009-04-30    19.49%         15.87%         03/2009           13330.59891             12295.05465
2009-04-30  2009-05-31     3.44%          2.16%         04/2009           15928.93599             14245.96406
2009-05-31  2009-06-30    -0.34%         -0.32%         05/2009           16477.65313             14554.00274
2009-06-30  2009-07-31    11.92%         11.56%         06/2009           16420.84902             14508.11897
2009-07-31  2009-08-31     5.37%          4.73%         07/2009           18378.40836             16185.85965
2009-08-31  2009-09-30     5.56%          5.02%         08/2009           19365.27712             16951.94298
2009-09-30  2009-10-31    -7.22%         -6.64%         09/2009           20442.31444             17802.15505
2009-10-31  2009-11-30     3.33%          3.18%         10/2009           18967.09587             16619.96421
2009-11-30  2009-12-31     7.94%          7.57%         11/2009            19599.3324             17148.85478
2009-12-31  2010-01-31    -2.31%         -2.93%         12/2009           21155.49955              18447.7194
2010-01-31  2010-02-28     5.59%          4.64%         01/2010           20667.67097             17907.01536
2010-02-28  2010-03-31     8.32%          8.32%         02/2010           21822.19862             18737.34289
2010-03-31  2010-04-30     7.23%          7.00%         03/2010           23638.76256             20295.85058
2010-04-30  2010-05-31    -8.99%         -8.45%         04/2010           25347.00073             21715.93289
2010-05-31  2010-06-30    -9.50%         -8.73%         05/2010           23069.34984             19880.97681
2010-06-30  2010-07-31     7.80%          7.14%         06/2010           20877.50389             18145.46526
2010-07-31  2010-08-31    -8.10%         -7.52%         07/2010           22506.01433             19440.72405
2010-08-31  2010-09-30    12.30%         10.74%         08/2010           20682.08263             17978.90598
2010-09-30  2010-10-31     3.72%          3.87%         09/2010           23225.70145             19909.28019
2010-10-31  2010-11-30     4.00%          2.54%         10/2010           24090.74866             20680.63231
2010-11-30  2010-12-31     8.94%          8.31%         11/2010           25053.72574             21206.23538
2010-12-31  2011-01-31     0.66%          0.05%         12/2010           27293.41149             22968.14234
2011-01-31  2011-02-28     5.68%          5.08%         01/2011           27473.94518             22980.67416
2011-02-28  2011-03-31     1.92%          1.39%         02/2011           29033.09977             24147.54979
2011-03-31  2011-04-30     1.55%          1.62%         03/2011             29591.113             24483.10978
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011            30050.6533             24880.91491
2011-05-31  2011-06-30    -2.15%         -2.46%         05/2011           29312.10639             24435.21118
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011           28682.31347              23834.3689
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011           27679.66526             23046.22178
2011-08-31  2011-09-30   -12.41%        -10.92%         08/2011           24901.83662             21010.59633
2011-09-30  2011-10-31    15.71%         14.41%         09/2011           21810.65748             18716.03141
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011           25237.10519             21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011           25319.47172             21370.27561
2011-12-31  2012-01-31     6.06%          6.65%         12/2011           25576.30361             21704.73911
2012-01-31  2012-02-29     3.63%          1.49%         01/2012           27126.88785             23147.48672
2012-02-29  2012-03-31     1.88%          3.10%         02/2012           28110.59184             23491.84281
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012           28639.40983             24220.43348
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012           28172.37228             23869.97801
2012-05-31  2012-06-30     4.07%          4.82%         05/2012            26070.7033             22411.34432
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012           27131.31369             23491.86759
2012-07-31  2012-08-31     4.59%          3.08%         07/2012           26997.41454             23251.80414
2012-08-31  2012-09-30     3.18%          3.56%         08/2012           28235.98161             23969.11654
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012           29134.70172             24823.03614
                                                     10/31/2012           28967.06823             24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.78%      1.89%     11.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Small Cap Value Portfolio vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap Value Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     8.52%          7.98%         10/2002           10000              10000
2002-11-30  2002-12-31    -3.58%         -4.27%         11/2002     10852.23789              10798
2002-12-31  2003-01-31    -3.45%         -2.82%         12/2002     10463.93353         10336.9254
2003-01-31  2003-02-28    -4.11%         -3.36%         01/2003     10103.10824         10045.4241
2003-02-28  2003-03-31    -0.21%          1.07%         02/2003     9687.818748        9707.897854
2003-03-31  2003-04-30    10.56%          9.50%         03/2003     9667.394677        9811.772361
2003-04-30  2003-05-31    11.72%         10.21%         04/2003     10688.59834        10743.89074
2003-05-31  2003-06-30     3.65%          1.69%         05/2003     11941.27483        11840.84198
2003-06-30  2003-07-31     7.04%          4.99%         06/2003     12376.98839        12040.95221
2003-07-31  2003-08-31     5.14%          3.80%         07/2003     13248.41552        12641.79572
2003-08-31  2003-09-30    -0.78%         -1.15%         08/2003     13929.21796        13122.18396
2003-09-30  2003-10-31    10.00%          8.15%         09/2003     13820.28957        12971.27885
2003-10-31  2003-11-30     4.16%          3.84%         10/2003     15202.31852        14028.43807
2003-11-30  2003-12-31     5.33%          3.62%         11/2003     15835.46479        14567.13009
2003-12-31  2004-01-31     4.89%          3.46%         12/2003     16679.86888         15094.4602
2004-01-31  2004-02-29     1.41%          1.94%         01/2004     17495.29678        15616.72853
2004-02-29  2004-03-31     0.94%          1.38%         02/2004     17742.83739        15919.69306
2004-03-31  2004-04-30    -3.17%         -5.17%         03/2004     17910.29134        16139.38482
2004-04-30  2004-05-31     0.38%          1.21%         04/2004     17342.40406        15304.97863
2004-05-31  2004-06-30     6.69%          5.08%         05/2004     17407.92951        15490.16887
2004-06-30  2004-07-31    -5.33%         -4.60%         06/2004     18573.13606        16277.06945
2004-07-31  2004-08-31    -1.49%          0.98%         07/2004     17582.56881        15528.32425
2004-08-31  2004-09-30     4.93%          3.96%         08/2004     17320.35983        15680.50183
2004-09-30  2004-10-31     0.96%          1.55%         09/2004     18174.04026         16301.4497
2004-10-31  2004-11-30    10.00%          8.87%         10/2004     18348.86069        16554.12217
2004-11-30  2004-12-31     3.62%          2.39%         11/2004     20184.47517        18022.47281
2004-12-31  2005-01-31    -3.57%         -3.87%         12/2004     20914.95501        18453.20991
2005-01-31  2005-02-28     2.70%          1.99%         01/2005     20167.99233        17739.07069
2005-02-28  2005-03-31    -1.95%         -2.06%         02/2005     20712.65262        18092.07819
2005-03-31  2005-04-30    -7.28%         -5.16%         03/2005      20308.5008        17719.38138
2005-04-30  2005-05-31     6.65%          6.10%         04/2005     18830.10419         16805.0613
2005-05-31  2005-06-30     4.17%          4.42%         05/2005     20082.85079        17830.02508
2005-06-30  2005-07-31     7.11%          5.69%         06/2005     20920.89506        18618.48383
2005-07-31  2005-08-31    -1.67%         -2.30%         07/2005     22409.12261        19677.88612
2005-08-31  2005-09-30     0.80%         -0.17%         08/2005     22035.11778        19226.10977
2005-09-30  2005-10-31    -2.92%         -2.51%         09/2005     22210.51079        19194.32037
2005-10-31  2005-11-30     4.21%          4.06%         10/2005     21561.62927        18712.22181
2005-11-30  2005-12-31     0.34%         -0.77%         11/2005     22468.49983        19471.29574
2005-12-31  2006-01-31     8.82%          8.27%         12/2005     22543.91832        19321.80403
2006-01-31  2006-02-28    -0.35%         -0.01%         01/2006     24533.08758        20919.58842
2006-02-28  2006-03-31     6.09%          4.84%         02/2006     24448.08035        20918.16198
2006-03-31  2006-04-30     0.98%          0.27%         03/2006     25938.03182        21931.34736
2006-04-30  2006-05-31    -4.39%         -4.14%         04/2006     26193.41119        21989.99474
2006-05-31  2006-06-30     0.05%          1.23%         05/2006       25044.204        21079.39132
2006-06-30  2006-07-31    -3.75%         -1.39%         06/2006     25056.35087         21338.3527
2006-07-31  2006-08-31     1.95%          2.99%         07/2006     24117.91076        21042.42594
2006-08-31  2006-09-30     1.19%          0.98%         08/2006     24587.13081        21671.36709
2006-09-30  2006-10-31     5.43%          5.09%         09/2006     24880.34911        21882.92966
2006-10-31  2006-11-30     3.03%          2.85%         10/2006        26232.17        22996.68723
2006-11-30  2006-12-31     1.38%          0.87%         11/2006     27027.86204        23652.41933
2006-12-31  2007-01-31     2.20%          1.50%         12/2006     27402.11065        23858.48812
2007-01-31  2007-02-28    -0.23%         -1.23%         01/2007      28005.0684        24215.87612
2007-02-28  2007-03-31     1.09%          1.21%         02/2007     27940.13449        23918.47933
2007-03-31  2007-04-30     1.81%          1.04%         03/2007      28243.8074        24207.13595
2007-04-30  2007-05-31     3.65%          3.67%         04/2007     28754.29357        24458.33044
2007-05-31  2007-06-30    -1.55%         -2.33%         05/2007     29803.11061        25355.10988
2007-06-30  2007-07-31    -7.64%         -8.51%         06/2007      29342.2779        24764.12514
2007-07-31  2007-08-31    -0.76%          2.00%         07/2007     27099.49675         22656.3737
2007-08-31  2007-09-30    -0.28%          0.45%         08/2007     26894.76155        23110.31558
2007-09-30  2007-10-31     1.11%          1.09%         09/2007      26820.6426        23214.66438
2007-10-31  2007-11-30    -8.72%         -7.49%         10/2007      27119.6881        23467.49264
2007-11-30  2007-12-31    -1.20%         -0.85%         11/2007     24755.35967        21709.31839
2007-12-31  2008-01-31    -3.94%         -4.10%         12/2007     24457.58481        21525.78068
2008-01-31  2008-02-29    -2.84%         -3.97%         01/2008     23493.23373        20642.44184
2008-02-29  2008-03-31     0.84%          1.51%         02/2008     22826.39522         19822.0514
2008-03-31  2008-04-30     1.66%          3.16%         03/2008     23019.26592        20121.36438
2008-04-30  2008-05-31     4.14%          3.42%         04/2008     23400.34549        20758.02052
2008-05-31  2008-06-30   -10.10%         -9.60%         05/2008     24368.49359        21467.72232
2008-06-30  2008-07-31     2.07%          5.13%         06/2008     21906.35792        19407.88941
2008-07-31  2008-08-31     4.15%          4.75%         07/2008     22360.16195        20402.80247
2008-08-31  2008-09-30    -6.89%         -4.69%         08/2008     23288.39745        21371.93559
2008-09-30  2008-10-31   -22.14%        -19.98%         09/2008      21683.2596        20370.12118
2008-10-31  2008-11-30   -12.99%        -11.58%         10/2008      16883.1487        16300.64472
2008-11-30  2008-12-31     5.25%          6.15%         11/2008     14689.99458        14412.88139
2008-12-31  2009-01-31   -14.28%        -14.28%         12/2008     15460.74325        15299.50889
2009-01-31  2009-02-28   -12.71%        -13.89%         01/2009     13253.56001        13113.99185
2009-02-28  2009-03-31    10.40%          8.88%         02/2009     11569.40598        11292.45016
2009-03-31  2009-04-30    19.66%         15.87%         03/2009     12772.37314        12295.05465
2009-04-30  2009-05-31     3.22%          2.16%         04/2009     15282.91332        14245.96406
2009-05-31  2009-06-30     0.35%         -0.32%         05/2009     15774.56077        14554.00274
2009-06-30  2009-07-31    13.44%         11.56%         06/2009     15830.36155        14508.11897
2009-07-31  2009-08-31     5.14%          4.73%         07/2009     17958.54923        16185.85965
2009-08-31  2009-09-30     6.33%          5.02%         08/2009     18881.11335        16951.94298
2009-09-30  2009-10-31    -7.53%         -6.64%         09/2009     20077.00247        17802.15505
2009-10-31  2009-11-30     3.11%          3.18%         10/2009     18565.71739        16619.96421
2009-11-30  2009-12-31     7.92%          7.57%         11/2009     19142.94433        17148.85478
2009-12-31  2010-01-31    -3.16%         -2.93%         12/2009     20658.88977         18447.7194
2010-01-31  2010-02-28     6.15%          4.64%         01/2010     20006.39299        17907.01536
2010-02-28  2010-03-31     8.86%          8.32%         02/2010     21237.71755        18737.34289
2010-03-31  2010-04-30     8.11%          7.00%         03/2010      23119.5823        20295.85058
2010-04-30  2010-05-31    -9.90%         -8.45%         04/2010     24993.57395        21715.93289
2010-05-31  2010-06-30   -10.14%         -8.73%         05/2010     22519.48386        19880.97681
2010-06-30  2010-07-31     8.69%          7.14%         06/2010     20234.89853        18145.46526
2010-07-31  2010-08-31    -8.38%         -7.52%         07/2010      21993.0817        19440.72405
2010-08-31  2010-09-30    12.93%         10.74%         08/2010     20150.67419        17978.90598
2010-09-30  2010-10-31     4.17%          3.87%         09/2010     22757.07747        19909.28019
2010-10-31  2010-11-30     4.49%          2.54%         10/2010     23705.72822        20680.63231
2010-11-30  2010-12-31     9.18%          8.31%         11/2010     24770.32517        21206.23538
2010-12-31  2011-01-31     0.31%          0.05%         12/2010     27043.03564        22968.14234
2011-01-31  2011-02-28     6.28%          5.08%         01/2011     27127.64428        22980.67416
2011-02-28  2011-03-31     2.05%          1.39%         02/2011     28830.39311        24147.54979
2011-03-31  2011-04-30     1.26%          1.62%         03/2011     29422.65357        24483.10978
2011-04-30  2011-05-31    -3.12%         -1.79%         04/2011     29792.81635        24880.91491
2011-05-31  2011-06-30    -1.81%         -2.46%         05/2011     28862.12135        24435.21118
2011-06-30  2011-07-31    -2.88%         -3.31%         06/2011     28340.10852         23834.3689
2011-07-31  2011-08-31   -10.58%         -8.83%         07/2011     27524.94664        23046.22178
2011-08-31  2011-09-30   -12.58%        -10.92%         08/2011     24613.65421        21010.59633
2011-09-30  2011-10-31    15.82%         14.41%         09/2011     21518.01959        18716.03141
2011-10-31  2011-11-30    -0.68%         -0.20%         10/2011     24922.29967        21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011     24752.61593        21370.27561
2011-12-31  2012-01-31     7.43%          6.65%         12/2011     25002.48837        21704.73911
2012-01-31  2012-02-29     3.18%          1.49%         01/2012     26859.32257        23147.48672
2012-02-29  2012-03-31     2.30%          3.10%         02/2012     27712.17084        23491.84281
2012-03-31  2012-04-30    -1.60%         -1.45%         03/2012     28349.10816        24220.43348
2012-04-30  2012-05-31    -7.12%         -6.11%         04/2012     27895.69516        23869.97801
2012-05-31  2012-06-30     4.38%          4.82%         05/2012     25909.31439        22411.34432
2012-06-30  2012-07-31    -0.24%         -1.02%         06/2012     27044.58351        23491.86759
2012-07-31  2012-08-31     4.21%          3.08%         07/2012     26979.62455        23251.80414
2012-08-31  2012-09-30     3.31%          3.56%         08/2012     28116.40648        23969.11654
2012-09-30  2012-10-31    -0.82%         -1.25%         09/2012     29048.45198        24823.03614
                                                     10/31/2012     28809.90552        24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.60%      1.22%     11.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Core Equity 1 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 1
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.40%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10040          10026.07049
2005-10-31  2005-11-30     4.07%          3.89%         10/2005           9820          9838.286379
2005-11-30  2005-12-31     0.04%          0.08%         11/2005          10220          10220.99572
2005-12-31  2006-01-31     4.03%          3.34%         12/2005    10223.78844           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006     10635.9569          10571.16355
2006-02-28  2006-03-31     2.22%          1.73%         02/2006    10656.06268          10589.95797
2006-03-31  2006-04-30     1.20%          1.08%         03/2006     10892.7356          10773.02951
2006-04-30  2006-05-31    -3.47%         -3.20%         04/2006     11023.6095          10889.90295
2006-05-31  2006-06-30     0.02%          0.18%         05/2006    10641.05502          10541.26651
2006-06-30  2006-07-31    -1.04%         -0.09%         06/2006    10643.53355           10559.8869
2006-07-31  2006-08-31     2.40%          2.45%         07/2006    10532.45303          10550.00243
2006-08-31  2006-09-30     2.08%          2.24%         08/2006    10784.90876          10808.11243
2006-09-30  2006-10-31     3.68%          3.60%         09/2006    11008.93769          11050.03834
2006-10-31  2006-11-30     2.38%          2.18%         10/2006    11414.05039          11447.81119
2006-11-30  2006-12-31     1.22%          1.20%         11/2006    11686.05336           11696.8799
2006-12-31  2007-01-31     1.90%          1.90%         12/2006    11828.31835          11836.97558
2007-01-31  2007-02-28    -1.10%         -1.64%         01/2007    12052.84208          12062.28188
2007-02-28  2007-03-31     1.00%          1.04%         02/2007    11920.16897          11864.40958
2007-03-31  2007-04-30     3.74%          3.99%         03/2007    12038.98958          11987.89834
2007-04-30  2007-05-31     3.85%          3.64%         04/2007    12489.04527          12466.77687
2007-05-31  2007-06-30    -1.62%         -1.87%         05/2007    12969.78657          12921.09509
2007-06-30  2007-07-31    -4.18%         -3.41%         06/2007    12760.02759          12679.15964
2007-07-31  2007-08-31     1.01%          1.44%         07/2007    12226.22113          12246.76321
2007-08-31  2007-09-30     2.87%          3.65%         08/2007    12349.40724          12422.55798
2007-09-30  2007-10-31     1.54%          1.83%         09/2007    12703.61439          12875.44803
2007-10-31  2007-11-30    -5.17%         -4.50%         10/2007    12899.37163          13111.63682
2007-11-30  2007-12-31    -0.61%         -0.61%         11/2007    12232.76581          12521.36708
2007-12-31  2008-01-31    -5.71%         -6.06%         12/2007    12158.55538          12445.59651
2008-01-31  2008-02-29    -2.98%         -3.11%         01/2008    11464.66848          11691.24967
2008-02-29  2008-03-31    -0.71%         -0.59%         02/2008     11122.9033          11328.12341
2008-03-31  2008-04-30     4.99%          5.00%         03/2008    11043.48573          11261.28749
2008-04-30  2008-05-31     2.60%          2.05%         04/2008    11594.10167          11824.45152
2008-05-31  2008-06-30    -8.56%         -8.25%         05/2008    11895.38209          12066.69465
2008-06-30  2008-07-31     0.00%         -0.80%         06/2008     10876.7061          11070.94073
2008-07-31  2008-08-31     2.21%          1.55%         07/2008     10876.7061          10982.64391
2008-08-31  2008-09-30    -9.27%         -9.40%         08/2008    11116.55677          11152.87489
2008-09-30  2008-10-31   -18.56%        -17.74%         09/2008    10086.10573          10104.23524
2008-10-31  2008-11-30    -8.45%         -7.89%         10/2008    8213.686378          8312.150636
2008-11-30  2008-12-31     2.63%          1.91%         11/2008    7519.572035          7655.996316
2008-12-31  2009-01-31    -9.04%         -8.39%         12/2008    7717.617641          7802.460402
2009-01-31  2009-02-28   -10.69%        -10.48%         01/2009    7019.860428          7147.674106
2009-02-28  2009-03-31     9.19%          8.76%         02/2009    6269.242823          6398.917567
2009-03-31  2009-04-30    12.11%         10.52%         03/2009    6845.382245           6959.42348
2009-04-30  2009-05-31     4.71%          5.34%         04/2009    7674.481336          7691.788944
2009-05-31  2009-06-30     0.45%          0.34%         05/2009    8035.883505          8102.256351
2009-06-30  2009-07-31     8.47%          7.78%         06/2009    8072.081178          8129.804088
2009-07-31  2009-08-31     3.66%          3.57%         07/2009    8755.431967          8762.595024
2009-08-31  2009-09-30     4.74%          4.19%         08/2009    9075.752648          9075.698133
2009-09-30  2009-10-31    -3.54%         -2.57%         09/2009    9505.932557          9455.934523
2009-10-31  2009-11-30     5.04%          5.68%         10/2009    9169.774822          9212.730565
2009-11-30  2009-12-31     4.04%          2.85%         11/2009    9631.484794          9736.232822
2009-12-31  2010-01-31    -3.23%         -3.60%         12/2009    10020.21596          10013.68879
2010-01-31  2010-02-28     3.89%          3.39%         01/2010    9696.983185           9652.71891
2010-02-28  2010-03-31     6.65%          6.30%         02/2010    10074.08808           9979.96323
2010-03-31  2010-04-30     3.12%          2.16%         03/2010    10743.73917          10608.96643
2010-04-30  2010-05-31    -7.89%         -7.90%         04/2010    11078.46873          10837.91578
2010-05-31  2010-06-30    -6.44%         -5.75%         05/2010    10203.85278          9981.751444
2010-06-30  2010-07-31     7.15%          6.94%         06/2010    9546.471821          9407.921189
2010-07-31  2010-08-31    -5.40%         -4.71%         07/2010    10229.13666          10061.04111
2010-08-31  2010-09-30    10.20%          9.44%         08/2010    9676.503217          9587.438128
2010-09-30  2010-10-31     3.88%          3.91%         09/2010    10663.52497          10492.65506
2010-10-31  2010-11-30     1.28%          0.58%         10/2010    11077.00859          10902.67624
2010-11-30  2010-12-31     7.28%          6.78%         11/2010    11218.46352          10965.61711
2010-12-31  2011-01-31     2.00%          2.18%         12/2010    12035.13833          11708.96736
2011-01-31  2011-02-28     4.01%          3.64%         01/2011     12275.8411          11964.71007
2011-02-28  2011-03-31     1.06%          0.45%         02/2011    12768.18767           12400.3236
2011-03-31  2011-04-30     2.72%          2.98%         03/2011    12903.06532          12456.25605
2011-04-30  2011-05-31    -1.41%         -1.14%         04/2011    13253.87084          12827.01189
2011-05-31  2011-06-30    -1.85%         -1.80%         05/2011    13067.50541          12680.65539
2011-06-30  2011-07-31    -2.83%         -2.29%         06/2011    12825.76773           12452.9236
2011-07-31  2011-08-31    -6.97%         -6.00%         07/2011     12462.7743          12167.75288
2011-08-31  2011-09-30    -8.75%         -7.76%         08/2011    11593.79004          11437.74633
2011-09-30  2011-10-31    12.53%         11.51%         09/2011     10579.2966           10550.2277
2011-10-31  2011-11-30    -0.19%         -0.27%         10/2011    11904.46946           11764.4808
2011-11-30  2011-12-31     0.64%          0.82%         11/2011    11882.38324          11732.68431
2011-12-31  2012-01-31     5.39%          5.05%         12/2011    11958.68183          11829.12097
2012-01-31  2012-02-29     4.32%          4.23%         01/2012    12603.29479          12426.05088
2012-02-29  2012-03-31     2.65%          3.08%         02/2012     13147.8816          12951.71029
2012-03-31  2012-04-30    -0.99%         -0.66%         03/2012    13496.46581          13351.22878
2012-04-30  2012-05-31    -6.58%         -6.18%         04/2012    13362.83743           13263.6621
2012-05-31  2012-06-30     3.70%          3.92%         05/2012     12483.1173          12443.71622
2012-06-30  2012-07-31     0.69%          0.99%         06/2012    12944.70039          12931.07791
2012-07-31  2012-08-31     2.92%          2.50%         07/2012    13034.20567          13059.15945
2012-08-31  2012-09-30     2.85%          2.63%         08/2012    13414.60308          13385.09154
2012-09-30  2012-10-31    -1.38%         -1.72%         09/2012    13796.44644          13736.58407
                                                     10/31/2012    13605.45329          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.29%      1.07%        4.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Core Equity 2 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 2
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.50%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10050          10026.07049
2005-10-31  2005-11-30     4.17%          3.89%         10/2005    9829.999999          9838.286379
2005-11-30  2005-12-31     0.07%          0.08%         11/2005          10240          10220.99572
2005-12-31  2006-01-31     4.80%          3.34%         12/2005    10246.90802           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006    10739.16145          10571.16355
2006-02-28  2006-03-31     2.39%          1.73%         02/2006    10759.25342          10589.95797
2006-03-31  2006-04-30     1.46%          1.08%         03/2006    11015.87975          10773.02951
2006-04-30  2006-05-31    -3.60%         -3.20%         04/2006    11176.84238          10889.90295
2006-05-31  2006-06-30    -0.08%          0.18%         05/2006    10774.43581          10541.26651
2006-06-30  2006-07-31    -1.12%         -0.09%         06/2006    10765.82634           10559.8869
2006-07-31  2006-08-31     2.27%          2.45%         07/2006    10644.74863          10550.00243
2006-08-31  2006-09-30     2.05%          2.24%         08/2006    10886.90406          10808.11243
2006-09-30  2006-10-31     3.83%          3.60%         09/2006    11109.73012          11050.03834
2006-10-31  2006-11-30     2.53%          2.18%         10/2006    11534.69247          11447.81119
2006-11-30  2006-12-31     1.37%          1.20%         11/2006     11826.7327           11696.8799
2006-12-31  2007-01-31     1.87%          1.90%         12/2006     11988.2295          11836.97558
2007-01-31  2007-02-28    -1.00%         -1.64%         01/2007    12212.49909          12062.28188
2007-02-28  2007-03-31     1.06%          1.04%         02/2007    12090.17022          11864.40958
2007-03-31  2007-04-30     3.43%          3.99%         03/2007    12218.05161          11987.89834
2007-04-30  2007-05-31     4.04%          3.64%         04/2007    12636.89786          12466.77687
2007-05-31  2007-06-30    -1.61%         -1.87%         05/2007    13147.68597          12921.09509
2007-06-30  2007-07-31    -4.68%         -3.41%         06/2007    12936.11551          12679.15964
2007-07-31  2007-08-31     0.91%          1.44%         07/2007    12331.33674          12246.76321
2007-08-31  2007-09-30     2.51%          3.65%         08/2007    12444.09211          12422.55798
2007-09-30  2007-10-31     1.05%          1.83%         09/2007    12756.68877          12875.44803
2007-10-31  2007-11-30    -5.71%         -4.50%         10/2007    12890.42825          13111.63682
2007-11-30  2007-12-31    -0.87%         -0.61%         11/2007    12155.01345          12521.36708
2007-12-31  2008-01-31    -5.15%         -6.06%         12/2007    12048.85772          12445.59651
2008-01-31  2008-02-29    -3.17%         -3.11%         01/2008    11428.31569          11691.24967
2008-02-29  2008-03-31    -1.01%         -0.59%         02/2008    11066.33284          11328.12341
2008-03-31  2008-04-30     5.02%          5.00%         03/2008    10954.96199          11261.28749
2008-04-30  2008-05-31     2.80%          2.05%         04/2008    11504.78489          11824.45152
2008-05-31  2008-06-30    -9.04%         -8.25%         05/2008    11826.37942          12066.69465
2008-06-30  2008-07-31     0.29%         -0.80%         06/2008    10757.16532          11070.94073
2008-07-31  2008-08-31     2.22%          1.55%         07/2008    10788.40588          10982.64391
2008-08-31  2008-09-30    -9.03%         -9.40%         08/2008    11027.91682          11152.87489
2008-09-30  2008-10-31   -19.02%        -17.74%         09/2008    10032.13851          10104.23524
2008-10-31  2008-11-30    -9.06%         -7.89%         10/2008    8123.967743          8312.150636
2008-11-30  2008-12-31     2.97%          1.91%         11/2008    7388.291492          7655.996316
2008-12-31  2009-01-31   -10.42%         -8.39%         12/2008    7607.356497          7802.460402
2009-01-31  2009-02-28   -11.63%        -10.48%         01/2009    6814.923529          7147.674106
2009-02-28  2009-03-31     9.84%          8.76%         02/2009    6022.490561          6398.917567
2009-03-31  2009-04-30    13.96%         10.52%         03/2009    6614.967726           6959.42348
2009-04-30  2009-05-31     4.79%          5.34%         04/2009    7538.727264          7691.788944
2009-05-31  2009-06-30    -0.13%          0.34%         05/2009    7899.736738          8102.256351
2009-06-30  2009-07-31     9.05%          7.78%         06/2009    7889.104933          8129.804088
2009-07-31  2009-08-31     4.09%          3.57%         07/2009     8603.38876          8762.595024
2009-08-31  2009-09-30     4.99%          4.19%         08/2009    8955.200198          9075.698133
2009-09-30  2009-10-31    -4.38%         -2.57%         09/2009    9401.701866          9455.934523
2009-10-31  2009-11-30     4.53%          5.68%         10/2009    8990.274958          9212.730565
2009-11-30  2009-12-31     4.55%          2.85%         11/2009     9397.46262          9736.232822
2009-12-31  2010-01-31    -3.06%         -3.60%         12/2009    9825.026675          10013.68879
2010-01-31  2010-02-28     4.18%          3.39%         01/2010    9524.041175           9652.71891
2010-02-28  2010-03-31     7.14%          6.30%         02/2010    9921.772015           9979.96323
2010-03-31  2010-04-30     3.65%          2.16%         03/2010     10630.6719          10608.96643
2010-04-30  2010-05-31    -7.92%         -7.90%         04/2010    11018.41677          10837.91578
2010-05-31  2010-06-30    -7.04%         -5.75%         05/2010    10145.99081          9981.751444
2010-06-30  2010-07-31     7.33%          6.94%         06/2010    9432.164173          9407.921189
2010-07-31  2010-08-31    -5.98%         -4.71%         07/2010    10123.64013          10061.04111
2010-08-31  2010-09-30    10.57%          9.44%         08/2010    9518.598667          9587.438128
2010-09-30  2010-10-31     3.71%          3.91%         09/2010    10524.41695          10492.65506
2010-10-31  2010-11-30     1.59%          0.58%         10/2010    10915.01387          10902.67624
2010-11-30  2010-12-31     7.93%          6.78%         11/2010     11088.6125          10965.61711
2010-12-31  2011-01-31     1.91%          2.18%         12/2010    11968.23215          11708.96736
2011-01-31  2011-02-28     4.47%          3.64%         01/2011    12197.34143          11964.71007
2011-02-28  2011-03-31     1.21%          0.45%         02/2011    12742.83971           12400.3236
2011-03-31  2011-04-30     2.29%          2.98%         03/2011    12896.98515          12456.25605
2011-04-30  2011-05-31    -1.57%         -1.14%         04/2011    13192.08565          12827.01189
2011-05-31  2011-06-30    -1.97%         -1.80%         05/2011    12984.42234          12680.65539
2011-06-30  2011-07-31    -3.36%         -2.29%         06/2011    12729.15378           12452.9236
2011-07-31  2011-08-31    -7.58%         -6.00%         07/2011    12301.55947          12167.75288
2011-08-31  2011-09-30    -9.49%         -7.76%         08/2011    11369.62315          11437.74633
2011-09-30  2011-10-31    13.48%         11.51%         09/2011    10290.37171           10550.2277
2011-10-31  2011-11-30    -0.38%         -0.27%         10/2011     11677.0956           11764.4808
2011-11-30  2011-12-31     0.73%          0.82%         11/2011    11633.07262          11732.68431
2011-12-31  2012-01-31     5.57%          5.05%         12/2011    11717.78196          11829.12097
2012-01-31  2012-02-29     4.29%          4.23%         01/2012    12370.61401          12426.05088
2012-02-29  2012-03-31     2.41%          3.08%         02/2012    12901.73161          12951.71029
2012-03-31  2012-04-30    -1.01%         -0.66%         03/2012    13213.27714          13351.22878
2012-04-30  2012-05-31    -6.86%         -6.18%         04/2012    13080.25757           13263.6621
2012-05-31  2012-06-30     3.95%          3.92%         05/2012    12182.37548          12443.71622
2012-06-30  2012-07-31     0.53%          0.99%         06/2012    12663.02274          12931.07791
2012-07-31  2012-08-31     3.15%          2.50%         07/2012    12729.84608          13059.15945
2012-08-31  2012-09-30     3.04%          2.63%         08/2012    13130.78612          13385.09154
2012-09-30  2012-10-31    -0.91%         -1.72%         09/2012    13529.76511          13736.58407
                                                     10/31/2012    13406.76724          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.81%      0.79%        4.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Vector Equity Portfolio vs. Russell 2500(R) Index
December 30, 2005 - October 31, 2012

                                                                                  U.S. Vector
                                                                                    Equity       Russell       Russell
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate    Portfolio  2500(R) Index 3000(R) Index
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ------------- -------------
2005-12-30. 2005-12-31     0.00%          0.00%             0.00%         12/2005       10000        10000         10000
2005-12-31. 2006-01-31     8.10%          7.07%             3.34%         12/2005       10000        10000         10000
2006-01-31. 2006-02-28    -0.09%         -0.08%             0.18%         01/2006       10810  10707.36924   10334.08073
2006-02-28. 2006-03-31     3.66%          3.89%             1.73%         02/2006       10800  10698.42504   10352.45363
2006-03-31. 2006-04-30     1.07%          0.35%             1.08%         03/2006 11195.70224  11114.26534   10531.41937
2006-04-30. 2006-05-31    -3.98%         -4.72%            -3.20%         04/2006 11315.87078  11153.28278   10645.67165
2006-05-31. 2006-06-30    -0.19%          0.05%             0.18%         05/2006 10865.23876   10626.4826   10304.85419
2006-06-30. 2006-07-31    -2.04%         -3.15%            -0.09%         06/2006 10844.61829  10631.79726   10323.05698
2006-07-31. 2006-08-31     2.27%          2.53%             2.45%         07/2006  10623.7094  10297.36211   10313.39419
2006-08-31. 2006-09-30     1.71%          1.22%             2.24%         08/2006 10864.70092  10558.29931   10565.71547
2006-09-30. 2006-10-31     4.37%          4.80%             3.60%         09/2006 11050.09171  10686.88833   10802.21564
2006-10-31. 2006-11-30     2.88%          3.26%             2.18%         10/2006 11533.15583  11200.38745   11191.06751
2006-11-30. 2006-12-31     1.14%          0.44%             1.20%         11/2006 11865.26241  11565.75267   11434.55028
2006-12-31. 2007-01-31     1.97%          2.70%             1.90%         12/2006 12000.89116   11616.4765   11571.50398
2007-01-31. 2007-02-28    -0.67%         -0.14%            -1.64%         01/2007 12236.80611  11929.91056   11791.75727
2007-02-28. 2007-03-31     0.93%          0.97%             1.04%         02/2007 12154.74873  11913.14706   11598.32272
2007-03-31. 2007-04-30     2.93%          2.58%             3.99%         03/2007 12267.96271  12029.07706   11719.04195
2007-04-30. 2007-05-31     4.15%          4.18%             3.64%         04/2007 12627.57636  12339.03312   12187.18052
2007-05-31. 2007-06-30    -1.52%         -1.79%            -1.87%         05/2007 13151.58482  12854.61469   12631.30961
2007-06-30. 2007-07-31    -5.65%         -5.75%            -3.41%         06/2007 12951.14302  12623.93608   12394.80012
2007-07-31. 2007-08-31     0.51%          1.06%             1.44%         07/2007 12219.61465   11898.6634   11972.10118
2007-08-31. 2007-09-30     1.75%          2.35%             3.65%         08/2007 12281.43395  12024.84163   12143.95334
2007-09-30. 2007-10-31     0.66%          2.57%             1.83%         09/2007 12496.25247  12307.98885   12586.68629
2007-10-31. 2007-11-30    -6.49%         -6.13%            -4.50%         10/2007 12578.94066  12624.15904     12817.578
2007-11-30. 2007-12-31    -1.11%         -0.62%            -0.61%         11/2007  11762.3948  11850.46476   12240.54642
2007-12-31. 2008-01-31    -4.73%         -6.11%            -6.06%         12/2007 11631.77062  11776.64626   12166.47518
2008-01-31. 2008-02-29    -3.37%         -2.75%            -3.11%         01/2008 11081.33861  11057.29114   11429.04632
2008-02-29. 2008-03-31    -0.41%         -0.74%            -0.59%         02/2008 10707.46027   10753.5381   11074.06401
2008-03-31. 2008-04-30     4.49%          5.38%             5.00%         03/2008 10663.12107  10673.96192   11008.72703
2008-04-30. 2008-05-31     3.36%          4.75%             2.05%         04/2008 11142.12846  11248.63068   11559.26081
2008-05-31. 2008-06-30    -9.55%         -8.15%            -8.25%         05/2008 11517.00381  11782.78761   11796.07107
2008-06-30. 2008-07-31     0.80%          0.69%            -0.80%         06/2008 10416.82936  10821.90896   10822.64924
2008-07-31. 2008-08-31     2.89%          2.86%             1.55%         07/2008 10500.41476  10896.98502   10736.33268
2008-08-31. 2008-09-30    -8.43%         -9.94%            -9.40%         08/2008  10803.4118  11208.63879   10902.74583
2008-09-30. 2008-10-31   -20.68%        -21.54%           -17.74%         09/2008 9892.436576  10094.83988   9877.624365
2008-10-31. 2008-11-30   -10.96%        -10.84%            -7.89%         10/2008 7846.810771  7920.144418   8125.731405
2008-11-30. 2008-12-31     4.58%          5.43%             1.91%         11/2008 6986.598894  7061.280989   7484.292866
2008-12-31. 2009-01-31   -12.17%         -9.00%            -8.39%         12/2008 7306.839275  7444.662323   7627.472155
2009-01-31. 2009-02-28   -12.54%        -10.81%           -10.48%         01/2009 6417.311015  6774.568834   6987.370958
2009-02-28. 2009-03-31    10.08%          9.13%             8.76%         02/2009 5612.499733  6042.101693   6255.407019
2009-03-31. 2009-04-30    16.18%         15.41%            10.52%         03/2009 6178.308306   6593.63287   6803.342288
2009-04-30. 2009-05-31     4.30%          3.05%             5.34%         04/2009 7177.896914   7609.72032   7519.282761
2009-05-31. 2009-06-30     0.04%          1.13%             0.34%         05/2009 7486.280631  7841.521026   7920.544486
2009-06-30. 2009-07-31    10.26%          9.02%             7.78%         06/2009 7489.588964  7930.383589     7947.4744
2009-07-31. 2009-08-31     4.65%          4.09%             3.57%         07/2009 8257.751935  8645.898145   8566.073534
2009-08-31. 2009-09-30     5.22%          5.80%             4.19%         08/2009 8641.833419  8999.115137   8872.154581
2009-09-30. 2009-10-31    -5.53%         -5.79%            -2.57%         09/2009 9092.773536  9521.240112   9243.863288
2009-10-31. 2009-11-30     3.74%          4.03%             5.68%         10/2009 8589.996646  8970.170257   9006.113742
2009-11-30. 2009-12-31     5.96%          7.21%             2.85%         11/2009 8910.918066  9331.898712   9517.875249
2009-12-31. 2010-01-31    -2.84%         -3.35%            -3.60%         12/2009 9441.991047  10004.75497   9789.108621
2010-01-31. 2010-02-28     4.92%          4.97%             3.39%         01/2010 9173.447502  9669.835496    9436.23433
2010-02-28. 2010-03-31     7.50%          7.64%             6.30%         02/2010 9624.600658  10150.60386   9756.139438
2010-03-31. 2010-04-30     5.09%          4.74%             2.16%         03/2010 10346.73337  10926.39959   10371.03579
2010-04-30. 2010-05-31    -8.01%         -7.45%            -7.90%         04/2010 10873.74994  11443.95706   10594.85042
2010-05-31. 2010-06-30    -7.76%         -7.14%            -5.75%         05/2010 10002.55929  10591.65383   9757.887548
2010-06-30. 2010-07-31     7.36%          7.04%             6.94%         06/2010  9226.60273  9835.732521   9196.926765
2010-07-31. 2010-08-31    -6.86%         -5.92%            -4.71%         07/2010 9905.663442   10527.7909   9835.398958
2010-08-31. 2010-09-30    11.01%         11.44%             9.44%         08/2010 9226.602729  9904.491459    9372.41762
2010-09-30. 2010-10-31     3.70%          3.83%             3.91%         09/2010 10242.66637  11037.13948   10257.33296
2010-10-31. 2010-11-30     2.44%          2.81%             0.58%         10/2010 10621.22321  11460.40038   10658.15847
2010-11-30. 2010-12-31     8.57%          7.59%             6.78%         11/2010 10880.80504  11782.82606   10719.68775
2010-12-31. 2011-01-31     1.38%          1.34%             2.18%         12/2010 11813.40659  12676.91163   11446.36665
2011-01-31. 2011-02-28     5.08%          4.88%             3.64%         01/2011 11976.42508  12846.87019   11696.37373
2011-02-28. 2011-03-31     1.66%          2.27%             0.45%         02/2011 12585.02744  13473.74101   12122.21762
2011-03-31. 2011-04-30     2.04%          2.89%             2.98%         03/2011 12793.91674  13779.87363   12176.89566
2011-04-30. 2011-05-31    -1.92%         -1.20%            -1.14%         04/2011 13055.01708  14177.73147   12539.33644
2011-05-31. 2011-06-30    -2.15%         -2.20%            -1.80%         05/2011 12804.79592  14007.77822   12396.26232
2011-06-30. 2011-07-31    -3.66%         -3.81%            -2.29%         06/2011 12529.69789   13699.1729   12173.63794
2011-07-31. 2011-08-31    -8.76%         -8.19%            -6.00%         07/2011 12071.69327  13177.70985   11894.86284
2011-08-31. 2011-09-30   -10.82%        -10.80%            -7.76%         08/2011 11013.92069  12098.97731   11181.22838
2011-09-30. 2011-10-31    14.48%         14.66%            11.51%         09/2011 9821.942629  10792.05018    10313.6144
2011-10-31. 2011-11-30    -0.49%         -0.35%            -0.27%         10/2011 11243.82742  12373.93866   11500.63507
2011-11-30. 2011-12-31     0.76%          0.23%             0.82%         11/2011 11189.13954  12330.94292   11469.55169
2011-12-31. 2012-01-31     6.15%          6.65%             5.05%         12/2011 11274.36654  12358.85589   11563.82553
2012-01-31. 2012-02-29     4.14%          3.71%             4.23%         01/2012 11967.32761  13180.32386   12147.36791
2012-02-29. 2012-03-31     2.40%          2.15%             3.08%         02/2012  12462.2998  13669.36943   12661.23818
2012-03-31. 2012-04-30    -1.47%         -0.73%            -0.66%         03/2012 12761.84573  13963.72374   13051.79655
2012-04-30. 2012-05-31    -7.27%         -6.83%            -6.18%         04/2012 12574.65732  13862.18174   12966.19375
2012-05-31. 2012-06-30     3.95%          3.64%             3.92%         05/2012 11660.73739  12914.77197   12164.63706
2012-06-30. 2012-07-31    -0.18%         -0.68%             0.99%         06/2012 12121.55642   13385.2662   12641.06854
2012-07-31. 2012-08-31     3.66%          3.59%             2.50%         07/2012 12099.43679  13293.98253   12766.27755
2012-08-31. 2012-09-30     3.23%          2.60%             2.63%         08/2012 12541.82936  13771.47288   13084.89986
2012-09-30. 2012-10-31    -0.51%         -1.05%            -1.72%         09/2012 12946.68691  14130.21579   13428.50935
                                                                       10/31/2012 12880.12296  13982.27365   13196.88692

                      One Year Five Years From 12/30/2005
                      -------- ---------- ---------------
                      14.55%      0.47%        3.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Small Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.92%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -5.50%         -5.57%         11/2002  10891.71975          10892
2002-12-31  2003-01-31    -2.69%         -2.77%         12/2002  10292.91741     10285.3156
2003-01-31  2003-02-28    -3.22%         -3.02%         01/2003  10016.22608    10000.41236
2003-02-28  2003-03-31     0.95%          1.29%         02/2003  9693.419529    9698.399905
2003-03-31  2003-04-30    10.08%          9.48%         03/2003  9785.649973    9823.509263
2003-04-30  2003-05-31    11.22%         10.73%         04/2003  10772.51571    10754.77794
2003-05-31  2003-06-30     2.69%          1.81%         05/2003  11980.73451    11908.76561
2003-06-30  2003-07-31     6.30%          6.26%         06/2003  12303.54106    12124.31427
2003-07-31  2003-08-31     5.01%          4.58%         07/2003  13078.27678    12883.29635
2003-08-31  2003-09-30    -1.54%         -1.85%         08/2003  13733.11292    13473.35132
2003-09-30  2003-10-31     8.73%          8.40%         09/2003   13520.9829    13224.09432
2003-10-31  2003-11-30     3.64%          3.55%         10/2003  14701.53256    14334.91824
2003-11-30  2003-12-31     2.34%          2.03%         11/2003  15236.46913    14843.80784
2003-12-31  2004-01-31     4.46%          4.34%         12/2003  15592.72663    15145.13714
2004-01-31  2004-02-29     0.85%          0.90%         01/2004  16287.58968    15802.43609
2004-02-29  2004-03-31     0.51%          0.93%         02/2004  16426.56229    15944.65802
2004-03-31  2004-04-30    -4.10%         -5.10%         03/2004  16509.94585    16092.94333
2004-04-30  2004-05-31     1.05%          1.59%         04/2004  15833.61249    15272.20322
2004-05-31  2004-06-30     4.37%          4.21%         05/2004  16000.37962    15515.03126
2004-06-30  2004-07-31    -7.17%         -6.73%         06/2004  16699.54476    16168.21407
2004-07-31  2004-08-31    -1.44%         -0.51%         07/2004  15502.74405    15080.09326
2004-08-31  2004-09-30     4.89%          4.69%         08/2004  15280.08346    15003.18479
2004-09-30  2004-10-31     1.91%          1.97%         09/2004  16027.35649    15706.83416
2004-10-31  2004-11-30     8.75%          8.67%         10/2004  16333.78915    16016.25879
2004-11-30  2004-12-31     3.47%          2.96%         11/2004  17763.80821    17404.86843
2004-12-31  2005-01-31    -3.93%         -4.17%         12/2004  18379.47152    17920.05253
2005-01-31  2005-02-28     1.75%          1.69%         01/2005  17656.68331    17172.78634
2005-02-28  2005-03-31    -2.89%         -2.86%         02/2005  17966.44969    17463.00643
2005-03-31  2005-04-30    -6.24%         -5.73%         03/2005  17448.05253    16963.56445
2005-04-30  2005-05-31     6.89%          6.55%         04/2005   16358.7231     15991.5522
2005-05-31  2005-06-30     3.77%          3.86%         05/2005  17485.61562    17038.21166
2005-06-30  2005-07-31     6.84%          6.34%         06/2005  18145.49922    17695.41334
2005-07-31  2005-08-31    -1.41%         -1.85%         07/2005  19386.53855    18816.48682
2005-08-31  2005-09-30     0.64%          0.31%         08/2005  19113.88597    18467.60033
2005-09-30  2005-10-31    -3.09%         -3.10%         09/2005  19235.96278    18525.55932
2005-10-31  2005-11-30     4.85%          4.85%         10/2005  18642.49282    17950.36629
2005-11-30  2005-12-31    -0.25%         -0.46%         11/2005    19546.828    18821.74976
2005-12-31  2006-01-31     9.09%          8.97%         12/2005   19497.6084    18735.74394
2006-01-31  2006-02-28    -0.19%         -0.28%         01/2006  21269.20834    20415.82191
2006-02-28  2006-03-31     4.59%          4.85%         02/2006  21229.17218    20359.59502
2006-03-31  2006-04-30     0.23%         -0.02%         03/2006  22202.76237    21347.36282
2006-04-30  2006-05-31    -5.45%         -5.62%         04/2006  22252.83626     21343.8986
2006-05-31  2006-06-30    -0.59%          0.64%         05/2006  21041.04815    20145.21337
2006-06-30  2006-07-31    -3.84%         -3.25%         06/2006  20917.32016    20274.78836
2006-07-31  2006-08-31     2.79%          2.96%         07/2006  20114.73714    19615.05514
2006-08-31  2006-09-30     0.82%          0.83%         08/2006  20676.54526     20195.7776
2006-09-30  2006-10-31     5.64%          5.76%         09/2006  20846.99814    20363.92529
2006-10-31  2006-11-30     2.51%          2.63%         10/2006  22023.03419    21536.43877
2006-11-30  2006-12-31     0.71%          0.33%         11/2006  22575.87165    22102.96181
2006-12-31  2007-01-31     1.50%          1.67%         12/2006  22736.62171    22176.96705
2007-01-31  2007-02-28    -0.51%         -0.79%         01/2007  23076.76752    22548.08794
2007-02-28  2007-03-31     1.05%          1.07%         02/2007   22959.8424    22369.16506
2007-03-31  2007-04-30     1.83%          1.80%         03/2007  23200.51036    22608.63756
2007-04-30  2007-05-31     3.78%          4.10%         04/2007  23626.01261    23014.74343
2007-05-31  2007-06-30    -1.09%         -1.46%         05/2007  24519.56735     23958.4963
2007-06-30  2007-07-31    -6.02%         -6.84%         06/2007  24251.58244     23608.0126
2007-07-31  2007-08-31     1.40%          2.27%         07/2007  22790.51525    21993.34851
2007-08-31  2007-09-30     1.26%          1.72%         08/2007  23110.45697    22491.84506
2007-09-30  2007-10-31     1.97%          2.87%         09/2007  23402.45803    22877.91405
2007-10-31  2007-11-30    -7.44%         -7.18%         10/2007  23862.58866    23534.29322
2007-11-30  2007-12-31    -0.20%         -0.06%         11/2007   22086.2704    21844.39548
2007-12-31  2008-01-31    -6.92%         -6.82%         12/2007  22041.16399    21830.76512
2008-01-31  2008-02-29    -3.22%         -3.71%         01/2008  20516.37515    20342.02883
2008-02-29  2008-03-31     0.36%          0.42%         02/2008  19856.39192    19588.01376
2008-03-31  2008-04-30     3.15%          4.19%         03/2008  19927.63569    19670.28342
2008-04-30  2008-05-31     4.77%          4.59%         04/2008  20555.00831    20493.88577
2008-05-31  2008-06-30    -8.95%         -7.70%         05/2008  21535.99095    21435.31061
2008-06-30  2008-07-31     3.15%          3.70%         06/2008  19608.33588    19785.05283
2008-07-31  2008-08-31     3.62%          3.61%         07/2008  20225.74121    20517.22512
2008-08-31  2008-09-30    -7.99%         -7.97%         08/2008  20957.48086    21257.89694
2008-09-30  2008-10-31   -20.58%        -20.80%         09/2008  19282.02183    19564.06071
2008-10-31  2008-11-30   -12.21%        -11.83%         10/2008  15313.20591    15494.16034
2008-11-30  2008-12-31     4.91%          5.80%         11/2008  13443.50362    13661.40461
2008-12-31  2009-01-31   -11.07%        -11.12%         12/2008  14104.22393    14454.32762
2009-01-31  2009-02-28   -12.07%        -12.15%         01/2009  12543.51063    12846.69817
2009-02-28  2009-03-31    10.30%          8.93%         02/2009  11029.04068    11285.52348
2009-03-31  2009-04-30    18.57%         15.46%         03/2009  12164.59349    12292.94776
2009-04-30  2009-05-31     3.53%          3.01%         04/2009  14423.73228     14193.2203
2009-05-31  2009-06-30     2.59%          1.47%         05/2009  14933.48668    14621.13219
2009-06-30  2009-07-31    10.39%          9.63%         06/2009  15320.43063    14835.88748
2009-07-31  2009-08-31     3.57%          2.87%         07/2009  16911.71115    16264.73903
2009-08-31  2009-09-30     6.23%          5.77%         08/2009  17515.70083    16731.12244
2009-09-30  2009-10-31    -6.94%         -6.79%         09/2009   18607.1229    17696.12409
2009-10-31  2009-11-30     2.55%          3.14%         10/2009  17316.25374    16494.64373
2009-11-30  2009-12-31     8.29%          8.05%         11/2009  17758.17291    17012.41775
2009-12-31  2010-01-31    -3.03%         -3.68%         12/2009  19229.91145    18381.81652
2010-01-31  2010-02-28     4.88%          4.50%         01/2010  18646.47967    17705.15506
2010-02-28  2010-03-31     8.19%          8.14%         02/2010  19556.63324    18502.69792
2010-03-31  2010-04-30     6.79%          5.66%         03/2010  21158.96636    20008.60791
2010-04-30  2010-05-31    -7.80%         -7.59%         04/2010  22595.25381    21140.97975
2010-05-31  2010-06-30    -7.99%         -7.75%         05/2010  20832.00662    19537.36598
2010-06-30  2010-07-31     7.20%          6.87%         06/2010  19166.54291    18023.33753
2010-07-31  2010-08-31    -7.63%         -7.40%         07/2010  20546.44045    19261.88844
2010-08-31  2010-09-30    13.05%         12.46%         08/2010  18979.43816    17835.77807
2010-09-30  2010-10-31     4.10%          4.09%         09/2010  21456.93018    20058.05111
2010-10-31  2010-11-30     4.20%          3.47%         10/2010  22335.83229    20878.85552
2010-11-30  2010-12-31     7.99%          7.94%         11/2010  23273.32788    21602.80043
2010-12-31  2011-01-31     0.09%         -0.26%         12/2010   25133.8852    23318.23325
2011-01-31  2011-02-28     5.61%          5.48%         01/2011  25157.41881     23258.1475
2011-02-28  2011-03-31     2.86%          2.59%         02/2011  26569.43483    24533.65872
2011-03-31  2011-04-30     2.37%          2.64%         03/2011  27330.04413    25169.47203
2011-04-30  2011-05-31    -2.02%         -1.87%         04/2011  27977.67551    25834.09819
2011-05-31  2011-06-30    -1.60%         -2.31%         05/2011  27412.46995    25349.74104
2011-06-30  2011-07-31    -3.50%         -3.61%         06/2011   26974.5315    24765.28256
2011-07-31  2011-08-31    -8.97%         -8.70%         07/2011  26030.95366    23870.13558
2011-08-31  2011-09-30   -11.10%        -11.21%         08/2011  23695.59851    21793.37793
2011-09-30  2011-10-31    15.32%         15.14%         09/2011  21064.22164    19350.29789
2011-10-31  2011-11-30    -0.34%         -0.36%         10/2011  24291.23202    22279.12145
2011-11-30  2011-12-31     0.55%          0.66%         11/2011  24208.48816    22197.90975
2011-12-31  2012-01-31     6.73%          7.07%         12/2011  24342.35457    22344.54025
2012-01-31  2012-02-29     2.88%          2.39%         01/2012   25979.4135    23923.20436
2012-02-29  2012-03-31     2.61%          2.56%         02/2012   26726.7665    24495.74347
2012-03-31  2012-04-30    -1.38%         -1.54%         03/2012  27424.60552    25123.38149
2012-04-30  2012-05-31    -6.49%         -6.62%         04/2012  27044.86195    24735.30378
2012-05-31  2012-06-30     4.22%          4.99%         05/2012  25288.54797    23098.08293
2012-06-30  2012-07-31    -0.81%         -1.38%         06/2012  26356.59007    24250.67455
2012-07-31  2012-08-31     3.51%          3.33%         07/2012  26142.11511    23915.55258
2012-08-31  2012-09-30     3.26%          3.28%         08/2012  27059.59134    24713.06845
2012-09-30  2012-10-31    -1.24%         -2.17%         09/2012  27942.43548     25524.5992
                                                     10/31/2012  27596.14033    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.61%      2.95%     10.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Micro Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012


                                                                U.S. Micro Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.36%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -4.29%         -5.57%         11/2002  10836.32019          10892
2002-12-31  2003-01-31    -2.23%         -2.77%         12/2002  10371.96979     10285.3156
2003-01-31  2003-02-28    -2.88%         -3.02%         01/2003  10140.94115    10000.41236
2003-02-28  2003-03-31     1.11%          1.29%         02/2003  9849.115507    9698.399905
2003-03-31  2003-04-30     9.28%          9.48%         03/2003  9958.550124    9823.509263
2003-04-30  2003-05-31    11.62%         10.73%         04/2003  10882.66466    10754.77794
2003-05-31  2003-06-30     4.40%          1.81%         05/2003  12147.24246    11908.76561
2003-06-30  2003-07-31     7.38%          6.26%         06/2003  12682.25614    12124.31427
2003-07-31  2003-08-31     4.73%          4.58%         07/2003  13618.53008    12883.29635
2003-08-31  2003-09-30     0.09%         -1.85%         08/2003  14262.97838    13473.35132
2003-09-30  2003-10-31     8.94%          8.40%         09/2003  14275.13778    13224.09432
2003-10-31  2003-11-30     4.30%          3.55%         10/2003  15551.87497    14334.91824
2003-11-30  2003-12-31     2.77%          2.03%         11/2003  16220.64208    14843.80784
2003-12-31  2004-01-31     5.78%          4.34%         12/2003  16669.54407    15145.13714
2004-01-31  2004-02-29     0.50%          0.90%         01/2004  17633.17387    15802.43609
2004-02-29  2004-03-31     0.14%          0.93%         02/2004  17720.77658    15944.65802
2004-03-31  2004-04-30    -4.09%         -5.10%         03/2004  17745.80593    16092.94333
2004-04-30  2004-05-31     0.00%          1.59%         04/2004   17019.9549    15272.20322
2004-05-31  2004-06-30     4.41%          4.21%         05/2004  17019.95491    15515.03126
2004-06-30  2004-07-31    -7.47%         -6.73%         06/2004  17771.17033    16168.21407
2004-07-31  2004-08-31    -1.52%         -0.51%         07/2004  16443.65514    15080.09326
2004-08-31  2004-09-30     5.01%          4.69%         08/2004  16193.18057    15003.18479
2004-09-30  2004-10-31     1.84%          1.97%         09/2004  17003.75956    15706.83416
2004-10-31  2004-11-30     8.97%          8.67%         10/2004  17317.01969    16016.25879
2004-11-30  2004-12-31     4.58%          2.96%         11/2004   18870.7899    17404.86843
2004-12-31  2005-01-31    -4.10%         -4.17%         12/2004  19734.74342    17920.05253
2005-01-31  2005-02-28     0.83%          1.69%         01/2005  18925.51453    17172.78634
2005-02-28  2005-03-31    -3.23%         -2.86%         02/2005  19082.13948    17463.00643
2005-03-31  2005-04-30    -6.22%         -5.73%         03/2005  18466.11724    16963.56445
2005-04-30  2005-05-31     6.03%          6.55%         04/2005  17316.88222     15991.5522
2005-05-31  2005-06-30     4.52%          3.86%         05/2005  18361.64132    17038.21166
2005-06-30  2005-07-31     7.63%          6.34%         06/2005  19191.65259    17695.41334
2005-07-31  2005-08-31    -1.39%         -1.85%         07/2005  20655.86587    18816.48682
2005-08-31  2005-09-30     0.61%          0.31%         08/2005  20368.25255    18467.60033
2005-09-30  2005-10-31    -2.81%         -3.10%         09/2005  20492.34954    18525.55932
2005-10-31  2005-11-30     4.53%          4.85%         10/2005  19916.57471    17950.36629
2005-11-30  2005-12-31     0.18%         -0.46%         11/2005  20819.49433    18821.74976
2005-12-31  2006-01-31     9.14%          8.97%         12/2005  20856.83868    18735.74394
2006-01-31  2006-02-28     0.25%         -0.28%         01/2006  22763.18481    20415.82191
2006-02-28  2006-03-31     4.55%          4.85%         02/2006  22819.66914    20359.59502
2006-03-31  2006-04-30    -0.41%         -0.02%         03/2006  23857.98949    21347.36282
2006-04-30  2006-05-31    -5.89%         -5.62%         04/2006   23759.1109     21343.8986
2006-05-31  2006-06-30    -0.89%          0.64%         05/2006  22360.68523    20145.21337
2006-06-30  2006-07-31    -3.45%         -3.25%         06/2006  22161.75746    20274.78836
2006-07-31  2006-08-31     2.78%          2.96%         07/2006  21398.04661    19615.05514
2006-08-31  2006-09-30     0.56%          0.83%         08/2006  21992.04393     20195.7776
2006-09-30  2006-10-31     5.45%          5.76%         09/2006   22114.4661    20363.92529
2006-10-31  2006-11-30     2.25%          2.63%         10/2006  23318.64908    21536.43877
2006-11-30  2006-12-31     1.61%          0.33%         11/2006  23842.82284    22102.96181
2006-12-31  2007-01-31     1.15%          1.67%         12/2006  24227.49838    22176.96705
2007-01-31  2007-02-28    -0.50%         -0.79%         01/2007  24505.26587    22548.08794
2007-02-28  2007-03-31     1.02%          1.07%         02/2007  24381.81365    22369.16506
2007-03-31  2007-04-30     1.50%          1.80%         03/2007  24630.73155    22608.63756
2007-04-30  2007-05-31     3.15%          4.10%         04/2007  25001.35071    23014.74343
2007-05-31  2007-06-30    -0.33%         -1.46%         05/2007  25788.91643     23958.4963
2007-06-30  2007-07-31    -6.51%         -6.84%         06/2007  25702.89187     23608.0126
2007-07-31  2007-08-31     1.16%          2.27%         07/2007  24030.65554    21993.34851
2007-08-31  2007-09-30     1.48%          1.72%         08/2007  24309.36159    22491.84506
2007-09-30  2007-10-31     1.70%          2.87%         09/2007  24667.95852    22877.91405
2007-10-31  2007-11-30    -8.42%         -7.18%         10/2007  25087.11201    23534.29322
2007-11-30  2007-12-31    -0.06%         -0.06%         11/2007   22975.8204    21844.39548
2007-12-31  2008-01-31    -7.65%         -6.82%         12/2007  22962.87539    21830.76512
2008-01-31  2008-02-29    -3.14%         -3.71%         01/2008  21206.99108    20342.02883
2008-02-29  2008-03-31     0.31%          0.42%         02/2008  20542.14169    19588.01376
2008-03-31  2008-04-30     2.07%          4.19%         03/2008  20605.37102    19670.28342
2008-04-30  2008-05-31     3.98%          4.59%         04/2008  21032.15998    20493.88577
2008-05-31  2008-06-30    -9.05%         -7.70%         05/2008  21868.66634    21435.31061
2008-06-30  2008-07-31     4.48%          3.70%         06/2008  19889.47911    19785.05283
2008-07-31  2008-08-31     3.38%          3.61%         07/2008  20779.54185    20517.22512
2008-08-31  2008-09-30    -7.37%         -7.97%         08/2008  21481.32209    21257.89694
2008-09-30  2008-10-31   -20.71%        -20.80%         09/2008  19898.99257    19564.06071
2008-10-31  2008-11-30   -12.84%        -11.83%         10/2008   15778.4074    15494.16034
2008-11-30  2008-12-31     5.66%          5.80%         11/2008  13752.45302    13661.40461
2008-12-31  2009-01-31   -11.91%        -11.12%         12/2008  14530.53864    14454.32762
2009-01-31  2009-02-28   -13.11%        -12.15%         01/2009  12799.46364    12846.69817
2009-02-28  2009-03-31     9.58%          8.93%         02/2009  11120.84546    11285.52348
2009-03-31  2009-04-30    17.39%         15.46%         03/2009  12186.37237    12292.94776
2009-04-30  2009-05-31     3.43%          3.01%         04/2009  14304.98022     14193.2203
2009-05-31  2009-06-30     2.76%          1.47%         05/2009  14795.23658    14621.13219
2009-06-30  2009-07-31     9.82%          9.63%         06/2009  15203.81764    14835.88748
2009-07-31  2009-08-31     2.73%          2.87%         07/2009  16696.10921    16264.73903
2009-08-31  2009-09-30     5.76%          5.77%         08/2009  17152.57487    16731.12244
2009-09-30  2009-10-31    -7.27%         -6.79%         09/2009  18139.91711    17696.12409
2009-10-31  2009-11-30     1.78%          3.14%         10/2009  16821.60918    16494.64373
2009-11-30  2009-12-31     8.69%          8.05%         11/2009  17120.42564    17012.41775
2009-12-31  2010-01-31    -2.94%         -3.68%         12/2009   18607.8118    18381.81652
2010-01-31  2010-02-28     4.39%          4.50%         01/2010  18061.55975    17705.15506
2010-02-28  2010-03-31     8.08%          8.14%         02/2010  18854.50627    18502.69792
2010-03-31  2010-04-30     7.27%          5.66%         03/2010  20378.81035    20008.60791
2010-04-30  2010-05-31    -7.42%         -7.59%         04/2010  21859.62356    21140.97975
2010-05-31  2010-06-30    -7.24%         -7.75%         05/2010  20237.78052    19537.36598
2010-06-30  2010-07-31     7.14%          6.87%         06/2010  18772.78855    18023.33753
2010-07-31  2010-08-31    -7.98%         -7.40%         07/2010  20113.70202    19261.88844
2010-08-31  2010-09-30    12.16%         12.46%         08/2010  18508.13458    17835.77807
2010-09-30  2010-10-31     4.34%          4.09%         09/2010  20758.90123    20058.05111
2010-10-31  2010-11-30     4.24%          3.47%         10/2010  21660.69336    20878.85552
2010-11-30  2010-12-31     8.19%          7.94%         11/2010  22580.16769    21602.80043
2010-12-31  2011-01-31    -1.09%         -0.26%         12/2010  24429.79005    23318.23325
2011-01-31  2011-02-28     5.87%          5.48%         01/2011  24163.67033     23258.1475
2011-02-28  2011-03-31     3.25%          2.59%         02/2011  25582.97549    24533.65872
2011-03-31  2011-04-30     1.68%          2.64%         03/2011  26413.67116    25169.47203
2011-04-30  2011-05-31    -1.92%         -1.87%         04/2011  26857.44924    25834.09819
2011-05-31  2011-06-30    -2.16%         -2.31%         05/2011  26342.66667    25349.74104
2011-06-30  2011-07-31    -2.69%         -3.61%         06/2011  25774.64362    24765.28256
2011-07-31  2011-08-31    -8.93%         -8.70%         07/2011  25081.39458    23870.13558
2011-08-31  2011-09-30   -10.58%        -11.21%         08/2011  22841.66693    21793.37793
2011-09-30  2011-10-31    15.43%         15.14%         09/2011   20425.2482    19350.29789
2011-10-31  2011-11-30    -0.60%         -0.36%         10/2011  23577.18276    22279.12145
2011-11-30  2011-12-31     0.86%          0.66%         11/2011  23434.72244    22197.90975
2011-12-31  2012-01-31     6.96%          7.07%         12/2011   23635.2929    22344.54025
2012-01-31  2012-02-29     1.91%          2.39%         01/2012  25280.10905    23923.20436
2012-02-29  2012-03-31     2.98%          2.56%         02/2012  25762.82683    24495.74347
2012-03-31  2012-04-30    -1.42%         -1.54%         03/2012  26531.59959    25123.38149
2012-04-30  2012-05-31    -6.97%         -6.62%         04/2012  26156.15242    24735.30378
2012-05-31  2012-06-30     5.12%          4.99%         05/2012  24332.55191    23098.08293
2012-06-30  2012-07-31    -0.91%         -1.38%         06/2012  25578.82737    24250.67455
2012-07-31  2012-08-31     3.12%          3.33%         07/2012  25345.47667    23915.55258
2012-08-31  2012-09-30     4.19%          3.28%         08/2012  26135.27906    24713.06845
2012-09-30  2012-10-31    -2.05%         -2.17%         09/2012  27230.56722     25524.5992
                                                     10/31/2012   26673.3741    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.13%      1.23%     10.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.


DFA Real Estate Securities Portfolio vs. S&P 500(R) IndexSM, Dow Jones U.S. Select REIT IndexSM
October 31, 2002 - October 31, 2012

                                                                                   DFA Real                Dow Jones
                                                                                    Estate                U.S. Select
                                                                                  Securities  S&P 500(R)     REIT
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate   Portfolio    IndexSM      IndexSM
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ----------- -----------
2002-10-31  2002-11-30     4.48%          5.89%             4.78%         10/2002       10000       10000       10000
2002-11-30  2002-12-31     1.31%         -5.88%             1.36%         11/2002 10448.49334 10588.59043 10478.07353
2002-12-31  2003-01-31    -2.52%         -2.62%            -2.91%         12/2002 10585.79466 9966.404855 10620.27231
2003-01-31  2003-02-28     1.80%         -1.50%             1.82%         01/2003 10318.73887 9705.285048 10311.10978
2003-02-28  2003-03-31     2.40%          0.97%             2.43%         02/2003 10504.19428 9559.705772 10498.84414
2003-03-31  2003-04-30     3.79%          8.24%             3.85%         03/2003 10756.41363 9652.530516 10754.43248
2003-04-30  2003-05-31     5.51%          5.27%             5.66%         04/2003 11164.41553 10447.60945 11168.94594
2003-05-31  2003-06-30     2.08%          1.28%             2.16%         05/2003 11780.12748   10998.094 11801.40102
2003-06-30  2003-07-31     5.12%          1.76%             5.32%         06/2003 12024.92862  11138.8696 12056.14056
2003-07-31  2003-08-31     0.70%          1.95%             0.83%         07/2003 12640.64057 11335.24787 12697.23342
2003-08-31  2003-09-30     3.44%         -1.06%             3.52%         08/2003 12729.65917  11556.2852 12802.98378
2003-09-30  2003-10-31     1.35%          5.66%             1.48%         09/2003 13167.33393 11433.55746 13253.19673
2003-10-31  2003-11-30     4.50%          0.88%             4.41%         10/2003 13345.37112  12080.3538 13449.06957
2003-11-30  2003-12-31     2.92%          5.24%             3.00%         11/2003 13946.24664 12186.66091 14041.68102
2003-12-31  2004-01-31     4.11%          1.84%             4.00%         12/2003 14353.75345 12825.72941  14462.6853
2004-01-31  2004-02-29     1.77%          1.39%             1.67%         01/2004 14944.37893 13061.14532 15041.46633
2004-02-29  2004-03-31     5.72%         -1.51%             6.01%         02/2004 15208.60612 13242.68797 15291.91195
2004-03-31  2004-04-30   -14.35%         -1.57%           -14.64%         03/2004 16079.00156 13042.85581 16210.91156
2004-04-30  2004-05-31     7.22%          1.37%             7.59%         04/2004 13770.89936 12838.08298 13837.56984
2004-05-31  2004-06-30     2.89%          1.94%             2.99%         05/2004 14765.63701 13014.22147 14888.08336
2004-06-30  2004-07-31     0.41%         -3.31%             0.50%         06/2004 15191.97543 13267.21794 15333.75274
2004-07-31  2004-08-31     7.96%          0.40%             8.26%         07/2004 15254.62276 12828.07303 15410.39429
2004-08-31  2004-09-30    -0.34%          1.08%            -0.48%         08/2004 16468.41461 12879.77016 16682.94364
2004-09-30  2004-10-31     5.40%          1.53%             5.57%         09/2004 16413.14684 13019.25807 16603.35625
2004-10-31  2004-11-30     4.35%          4.05%             4.45%         10/2004 17299.28425 13218.19233 17528.49718
2004-11-30  2004-12-31     5.01%          3.40%             5.19%         11/2004 18052.10895  13753.0004  18309.1925
2004-12-31  2005-01-31    -8.37%         -2.44%            -8.82%         12/2004 18956.98995   14221.015 19258.99852
2005-01-31  2005-02-28     3.14%          2.10%             3.23%         01/2005  17369.6624 13874.37776 17560.35211
2005-02-28  2005-03-31    -1.52%         -1.77%            -1.51%         02/2005 17915.30624 14166.29467 18127.05023
2005-03-31  2005-04-30     5.67%         -1.90%             6.00%         03/2005 17642.48431 13915.40959  17852.4388
2005-04-30  2005-05-31     3.28%          3.18%             3.31%         04/2005 18642.83136 13651.43427 18924.27216
2005-05-31  2005-06-30     5.11%          0.14%             5.21%         05/2005 19254.61386 14085.82291 19550.43614
2005-06-30  2005-07-31     7.27%          3.72%             7.63%         06/2005 20238.42625 14105.82477 20569.69389
2005-07-31  2005-08-31    -3.73%         -0.91%            -3.84%         07/2005 21710.01116 14630.56146 22138.92343
2005-08-31  2005-09-30     0.47%          0.81%             0.43%         08/2005 20899.81273 14497.13074 21289.07596
2005-09-30  2005-10-31    -2.26%         -1.67%            -2.12%         09/2005 20997.05183 14614.55749  21380.9959
2005-10-31  2005-11-30     4.50%          3.78%             4.64%         10/2005  20522.3069 14370.93282  20926.7886
2005-11-30  2005-12-31     0.02%          0.04%             0.10%         11/2005 21446.81017  14914.4415 21898.81318
2005-12-31  2006-01-31     7.68%          2.65%             7.84%         12/2005  21450.1551 14919.66156 21920.53245
2006-01-31  2006-02-28     1.89%          0.27%             2.14%         01/2006   23097.527 15314.73419 23638.75117
2006-02-28  2006-03-31     5.18%          1.25%             5.12%         02/2006 23535.11016 15356.23712  24144.7352
2006-03-31  2006-04-30    -3.78%          1.34%            -3.78%         03/2006 24753.47897 15547.42228 25380.83612
2006-04-30  2006-05-31    -2.99%         -2.88%            -2.77%         04/2006 23818.25221 15756.22416   24420.495
2006-05-31  2006-06-30     5.53%          0.14%             5.69%         05/2006 23106.10706 15302.76003 23744.50153
2006-06-30  2006-07-31     3.43%          0.62%             3.55%         06/2006 24383.49767 15323.57178 25095.43995
2006-07-31  2006-08-31     3.52%          2.38%             3.36%         07/2006 25220.14404 15418.11822 25986.47914
2006-08-31  2006-09-30     2.00%          2.58%             1.95%         08/2006 26108.54172 15784.96351 26859.74347
2006-09-30  2006-10-31     6.27%          3.26%             6.30%         09/2006  26630.1451 16191.74202 27382.35397
2006-10-31  2006-11-30     4.75%          1.90%             4.77%         10/2006 28299.96478 16719.43089 29108.21188
2006-11-30  2006-12-31    -2.13%          1.40%            -2.26%         11/2006  29645.5812 17037.43447 30496.49746
2006-12-31  2007-01-31     8.66%          1.51%             8.91%         12/2006 29014.47587 17276.43134 29806.32406
2007-01-31  2007-02-28    -2.33%         -1.96%            -2.24%         01/2007 31526.82655 17537.70592  32461.0676
2007-02-28  2007-03-31    -2.48%          1.12%            -2.56%         02/2007 30792.16805 17194.68908 31733.89654
2007-03-31  2007-04-30    -0.09%          4.43%            -0.04%         03/2007  30027.4398 17387.01168 30920.89694
2007-04-30  2007-05-31     0.00%          3.49%             0.07%         04/2007   30000.109 18157.17406 30908.16495
2007-05-31  2007-06-30    -9.38%         -1.66%            -9.39%         05/2007   30000.109 18790.77083 30928.93556
2007-06-30  2007-07-31    -7.87%         -3.10%            -7.85%         06/2007 27186.06541 18478.59355 28025.39407
2007-07-31  2007-08-31     6.05%          1.50%             5.91%         07/2007 25045.35799 17905.66827 25825.95627
2007-08-31  2007-09-30     3.91%          3.74%             3.91%         08/2007 26561.30959 18174.07549 27353.37772
2007-09-30  2007-10-31     1.13%          1.59%             1.14%         09/2007 27599.50675 18853.78591 28423.13624
2007-10-31  2007-11-30   -10.20%         -4.18%            -9.72%         10/2007 27911.88466 19153.74965 28748.58023
2007-11-30  2007-12-31    -5.86%         -0.69%            -5.32%         11/2007 25064.34349 18352.93137  25954.2448
2007-12-31  2008-01-31     0.04%         -6.00%            -0.48%         12/2007 23596.60345 18225.56203 24573.83552
2008-01-31  2008-02-29    -3.80%         -3.25%            -3.77%         01/2008 23606.67886 17132.02831 24456.16147
2008-02-29  2008-03-31     6.29%         -0.43%             6.65%         02/2008 22709.96763 16575.40871 23534.41245
2008-03-31  2008-04-30     5.90%          4.87%             6.16%         03/2008 24138.10102 16503.80294  25098.8384
2008-04-30  2008-05-31     0.20%          1.30%             0.22%         04/2008  25561.5524 17307.53814 26645.99374
2008-05-31  2008-06-30   -10.98%         -8.43%           -11.08%         05/2008  25612.0294 17532.53614 26705.91029
2008-06-30  2008-07-31     2.90%         -0.84%             2.89%         06/2008 22800.50275 16054.54334 23747.19731
2008-07-31  2008-08-31     2.47%          1.45%             2.27%         07/2008 23461.23957 15919.52463 24432.73885
2008-08-31  2008-09-30    -0.21%         -8.91%            -0.42%         08/2008 24040.65492 16149.72096 24986.53629
2008-09-30  2008-10-31   -31.53%        -16.80%           -32.38%         09/2008 23989.82901 14710.61933 24881.95536
2008-10-31  2008-11-30   -23.14%         -7.18%           -24.55%         10/2008 16426.93377 12239.97081  16824.2482
2008-11-30  2008-12-31    17.07%          1.06%            17.70%         11/2008 12625.15578  11361.7529 12693.71697
2008-12-31  2009-01-31   -17.75%         -8.43%           -18.08%         12/2008 14779.83928 11482.64196 14940.84023
2009-01-31  2009-02-28   -20.97%        -10.65%           -21.85%         01/2009 12156.76018 10514.81106  12239.3431
2009-02-28  2009-03-31     3.54%          8.76%             3.22%         02/2009 9607.422257 9395.193977 9564.923583
2009-03-31  2009-04-30    31.30%          9.57%            32.81%         03/2009 9947.685128 10218.16778 9872.954195
2009-04-30  2009-05-31     2.60%          5.59%             2.57%         04/2009 13061.65067 11196.14862 13112.10416
2009-05-31  2009-06-30    -3.10%          0.20%            -3.49%         05/2009 13401.74247 11822.34921 13448.50935
2009-06-30  2009-07-31    10.49%          7.56%            10.42%         06/2009 12986.53968 11845.75746 12978.54612
2009-07-31  2009-08-31    13.53%          3.61%            14.64%         07/2009 14348.46416 12741.73881 14330.36399
2009-08-31  2009-09-30     6.69%          3.73%             7.00%         08/2009 16289.47464 13201.71558 16428.47469
2009-09-30  2009-10-31    -4.56%         -1.86%            -4.54%         09/2009 17379.73432  13694.4036  17578.4399
2009-10-31  2009-11-30     6.87%          6.00%             6.88%         10/2009 16587.77389 13440.00171 16781.21736
2009-11-30  2009-12-31     6.87%          1.93%             7.00%         11/2009 17726.89505 14246.13301 17936.23389
2009-12-31  2010-01-31    -5.22%         -3.60%            -5.72%         12/2009 18943.86788  14521.3683 19192.34652
2010-01-31  2010-02-28     5.51%          3.10%             5.68%         01/2010 17954.34489 13999.03468 18094.53057
2010-02-28  2010-03-31    10.17%          6.03%            10.22%         02/2010 18943.86788 14432.68278 19122.21312
2010-03-31  2010-04-30     7.03%          1.58%             7.07%         03/2010 20870.06111 15303.60859 21075.85088
2010-04-30  2010-05-31    -5.34%         -7.99%            -5.39%         04/2010  22337.9184 15545.20666 22565.59453
2010-05-31  2010-06-30    -5.18%         -5.23%            -5.36%         05/2010 21145.97414 14303.92191 21350.31281
2010-06-30  2010-07-31     9.87%          7.01%             9.89%         06/2010 20050.52756  13555.1402 20205.28177
2010-07-31  2010-08-31    -1.26%         -4.51%            -1.34%         07/2010 22028.90555 14504.85399 22203.05712
2010-08-31  2010-09-30     4.33%          8.92%             4.43%         08/2010 21751.04347 13850.04686 21906.07702
2010-09-30  2010-10-31     4.68%          3.80%             4.63%         09/2010 22693.27172 15086.08045 22876.30521
2010-10-31  2010-11-30    -1.98%          0.01%            -1.95%         10/2010 23755.79554 15660.09072 23934.60888
2010-11-30  2010-12-31     4.68%          6.68%             4.74%         11/2010 23286.04817 15662.09521 23468.56781
2010-12-31  2011-01-31     3.53%          2.37%             3.55%         12/2010  24375.0746  16708.8087 24580.44573
2011-01-31  2011-02-28     4.53%          3.43%             4.57%         01/2011 25234.30729 17104.82417 25453.46137
2011-02-28  2011-03-31    -1.50%          0.04%            -1.46%         02/2011  26376.1823 17690.81834 26616.01764
2011-03-31  2011-04-30     5.79%          2.96%             5.93%         03/2011 25980.48304  17697.8416  26226.2687
2011-04-30  2011-05-31     1.36%         -1.13%             1.55%         04/2011 27484.14024 18221.96318 27781.27009
2011-05-31  2011-06-30    -3.29%         -1.67%            -3.35%         05/2011 27857.22812 18015.70878 28212.71008
2011-06-30  2011-07-31     1.64%         -2.03%             1.82%         06/2011 26940.68806 17715.40493 27266.89736
2011-07-31  2011-08-31    -5.38%         -5.43%            -5.48%         07/2011 27382.52441 17355.17988 27763.14572
2011-08-31  2011-09-30   -10.98%         -7.03%           -11.20%         08/2011 25909.73658 16412.42916 26241.84668
2011-09-30  2011-10-31    14.42%         10.93%            14.69%         09/2011 23063.77879 15258.66821  23303.1517
2011-10-31  2011-11-30    -3.78%         -0.22%            -3.93%         10/2011 26389.41225 16926.33384 26727.21042
2011-11-30  2011-12-31     4.59%          1.02%             4.70%         11/2011 25390.58718 16888.94356  25675.9468
2011-12-31  2012-01-31     6.32%          4.48%             6.43%         12/2011  26556.7638 17061.70057 26883.04009
2012-01-31  2012-02-29    -1.06%          4.32%            -1.11%         01/2012 28235.97017 17826.32068 28611.84573
2012-02-29  2012-03-31     5.15%          3.29%             5.24%         02/2012 27936.93342 18597.14861  28292.8967
2012-03-31  2012-04-30     2.86%         -0.63%             3.01%         03/2012  29374.6101 19209.16218   29774.402
2012-04-30  2012-05-31    -4.57%         -6.01%            -4.56%         04/2012 30214.21329 19088.60547 30669.88587
2012-05-31  2012-06-30     5.64%          4.12%             5.53%         05/2012 28834.04367 17941.38029 29270.76409
2012-06-30  2012-07-31     1.97%          1.39%             1.90%         06/2012 30460.20266 18680.60498 30890.22434
2012-07-31  2012-08-31    -0.15%          2.25%            -0.27%         07/2012 31061.31481 18940.05976 31477.59386
2012-08-31  2012-09-30    -1.87%          2.58%            -1.97%         08/2012 31015.07541 19366.64291  31393.1133
2012-09-30  2012-10-31    -0.77%         -1.85%            -0.91%         09/2012 30436.39907 19867.11129 30774.13847
                                                                       10/31/2012 30202.54275 19500.27841 30492.83621

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.45%      1.59%     11.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


The S&P data are provided by Standard & Poor's Index Services Group.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Large Cap International Portfolio vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                Large Cap International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate          Portfolio        USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------- --------------------
2002-10-31  2002-11-30     4.40%          4.60%         10/2002             10000                 10000
2002-11-30  2002-12-31    -3.11%         -3.23%         11/2002       10440.03451           10460.38388
2002-12-31  2003-01-31    -4.00%         -3.81%         12/2002       10114.91391           10122.31597
2003-01-31  2003-02-28    -2.44%         -1.97%         01/2003       9710.668868           9736.633173
2003-02-28  2003-03-31    -1.95%         -1.93%         02/2003       9473.394604           9544.699524
2003-03-31  2003-04-30     9.46%          9.60%         03/2003       9288.847955           9360.754077
2003-04-30  2003-05-31     5.96%          6.20%         04/2003       10167.64152            10259.0855
2003-05-31  2003-06-30     2.37%          2.43%         05/2003       10774.00908           10895.37242
2003-06-30  2003-07-31     2.31%          2.29%         06/2003       11028.85921           11160.05075
2003-07-31  2003-08-31     2.26%          2.58%         07/2003       11283.70935           11416.08512
2003-08-31  2003-09-30     3.05%          3.00%         08/2003       11538.55948           11710.45636
2003-09-30  2003-10-31     5.99%          6.26%         09/2003       11890.07691           12061.78555
2003-10-31  2003-11-30     2.16%          2.27%         10/2003       12601.89969           12817.10429
2003-11-30  2003-12-31     7.40%          7.67%         11/2003        12874.3257           13107.63318
2003-12-31  2004-01-31     1.29%          1.39%         12/2003       13827.55284           14112.72688
2004-01-31  2004-02-29     2.23%          2.30%         01/2004       14006.31888           14309.22909
2004-02-29  2004-03-31     0.75%          0.50%         02/2004       14319.15944            14638.3333
2004-03-31  2004-04-30    -3.10%         -2.62%         03/2004       14426.41906           14711.61449
2004-04-30  2004-05-31     0.77%          0.47%         04/2004       13979.50397           14326.52241
2004-05-31  2004-06-30     2.78%          2.31%         05/2004        14086.7636           14393.48999
2004-06-30  2004-07-31    -3.75%         -3.05%         06/2004       14478.06171           14725.88378
2004-07-31  2004-08-31     0.65%          0.42%         07/2004       13935.81221            14276.8102
2004-08-31  2004-09-30     1.96%          2.91%         08/2004       14026.18713           14336.16895
2004-09-30  2004-10-31     3.37%          3.59%         09/2004       14301.48347           14754.05385
2004-10-31  2004-11-30     6.33%          6.65%         10/2004       14782.73974            15284.2776
2004-11-30  2004-12-31     4.52%          4.22%         11/2004       15718.01137           16300.75747
2004-12-31  2005-01-31    -1.78%         -1.97%         12/2004       16428.92772           16989.40669
2005-01-31  2005-02-28     3.86%          4.45%         01/2005       16135.88107           16654.94269
2005-02-28  2005-03-31    -2.36%         -2.27%         02/2005        16758.6052           17395.84581
2005-03-31  2005-04-30    -2.02%         -2.55%         03/2005       16363.82933           17000.98254
2005-04-30  2005-05-31    -0.63%          0.18%         04/2005       16033.61753           16567.48433
2005-05-31  2005-06-30     1.44%          1.63%         05/2005       15932.71948           16597.69751
2005-06-30  2005-07-31     3.04%          3.23%         06/2005       16162.25476           16869.00377
2005-07-31  2005-08-31     3.68%          2.76%         07/2005       16654.27056           17413.79488
2005-08-31  2005-09-30     3.31%          4.56%         08/2005       17266.96947           17894.53946
2005-09-30  2005-10-31    -2.20%         -3.23%         09/2005       17839.10808           18711.18961
2005-10-31  2005-11-30     1.55%          2.65%         10/2005       17447.44967           18106.58452
2005-11-30  2005-12-31     5.22%          4.64%         11/2005       17717.88047           18586.07722
2005-12-31  2006-01-31     5.84%          6.32%         12/2005       18642.62603            19447.8385
2006-01-31  2006-02-28    -0.67%         -0.34%         01/2006        19731.5206           20677.90796
2006-02-28  2006-03-31     3.69%          3.17%         02/2006       19600.10229            20608.4637
2006-03-31  2006-04-30     4.85%          4.78%         03/2006       20322.88337           21262.03853
2006-04-30  2006-05-31    -3.62%         -3.80%         04/2006       21309.43111           22278.72975
2006-05-31  2006-06-30    -0.39%         -0.13%         05/2006       20538.98431           21432.31082
2006-06-30  2006-07-31     1.07%          0.94%         06/2006       20458.14278            21404.7152
2006-07-31  2006-08-31     2.63%          2.84%         07/2006       20677.20111           21605.26571
2006-08-31  2006-09-30    -0.04%         -0.08%         08/2006       21220.08478           22219.30598
2006-09-30  2006-10-31     3.84%          3.95%         09/2006       21211.58156           22201.41652
2006-10-31  2006-11-30     2.96%          2.98%         10/2006       22025.93767           23078.81278
2006-11-30  2006-12-31     2.64%          2.87%         11/2006       22678.90385           23766.23179
2006-12-31  2007-01-31     1.28%          0.61%         12/2006       23277.04445           24447.67862
2007-01-31  2007-02-28     0.29%          0.80%         01/2007       23575.59156           24596.81523
2007-02-28  2007-03-31     2.77%          2.56%         02/2007       23643.00543           24793.58307
2007-03-31  2007-04-30     3.53%          4.55%         03/2007       24296.80678           25428.87548
2007-04-30  2007-05-31     3.10%          2.22%         04/2007        25154.9083           26585.83302
2007-05-31  2007-06-30    -0.19%          0.10%         05/2007       25935.87709           27176.22708
2007-06-30  2007-07-31    -1.89%         -1.38%         06/2007       25887.55844            27203.4992
2007-07-31  2007-08-31    -0.69%         -1.45%         07/2007       25399.11395           26827.45133
2007-08-31  2007-09-30     5.49%          5.68%         08/2007       25223.27393           26439.13227
2007-09-30  2007-10-31     4.46%          4.35%         09/2007       26607.05793           27941.23223
2007-10-31  2007-11-30    -3.57%         -3.91%         10/2007       27795.04833            29155.8544
2007-11-30  2007-12-31    -2.33%         -1.88%         11/2007       26802.95817           28015.69869
2007-12-31  2008-01-31    -7.57%         -9.02%         12/2007        26177.5541           27489.05893
2008-01-31  2008-02-29    -0.08%          1.81%         01/2008       24194.70953           25010.60702
2008-02-29  2008-03-31    -0.35%         -1.43%         02/2008        24174.6808           25463.85563
2008-03-31  2008-04-30     5.29%          5.56%         03/2008         24090.135           25100.36419
2008-04-30  2008-05-31     2.10%          1.52%         04/2008       25364.37371           26495.58367
2008-05-31  2008-06-30    -7.96%         -7.78%         05/2008       25896.14262             26897.647
2008-06-30  2008-07-31    -3.64%         -3.56%         06/2008       23833.69433           24806.01124
2008-07-31  2008-08-31    -4.27%         -3.87%         07/2008       22966.08661           23923.25865
2008-08-31  2008-09-30   -12.16%        -14.44%         08/2008       21986.20025           22998.07514
2008-09-30  2008-10-31   -21.08%        -20.80%         09/2008       19312.46685           19677.65227
2008-10-31  2008-11-30    -6.01%         -5.42%         10/2008       15240.53244           15584.31425
2008-11-30  2008-12-31     7.01%          5.27%         11/2008        14324.6598            14739.1788
2008-12-31  2009-01-31   -11.23%         -9.33%         12/2008       15328.53788           15516.16027
2009-01-31  2009-02-28   -10.06%        -10.12%         01/2009       13606.92943           14068.39209
2009-02-28  2009-03-31     7.69%          6.59%         02/2009       12237.93958           12644.22388
2009-03-31  2009-04-30    11.37%         12.90%         03/2009        13179.3387           13477.42184
2009-04-30  2009-05-31    13.97%         12.65%         04/2009        14678.4104           15215.45069
2009-05-31  2009-06-30    -1.39%         -1.04%         05/2009       16729.22377           17139.69107
2009-06-30  2009-07-31     9.60%          9.39%         06/2009       16497.15383            16962.2042
2009-07-31  2009-08-31     3.91%          4.79%         07/2009       18081.38755           18554.91583
2009-08-31  2009-09-30     4.26%          4.13%         08/2009       18789.01194           19444.16669
2009-09-30  2009-10-31    -2.59%         -1.61%         09/2009       19589.36786            20246.4017
2009-10-31  2009-11-30     3.72%          2.47%         10/2009       19081.10318           19921.38374
2009-11-30  2009-12-31     1.19%          1.59%         11/2009       19790.55596           20414.28949
2009-12-31  2010-01-31    -5.17%         -4.69%         12/2009       20025.42962           20739.71496
2010-01-31  2010-02-28     0.67%         -0.10%         01/2010        18989.4474           19767.55316
2010-02-28  2010-03-31     6.30%          6.44%         02/2010       19117.61015           19747.74296
2010-03-31  2010-04-30    -1.95%         -1.49%         03/2010       20322.10055           21018.97237
2010-04-30  2010-05-31   -10.90%        -11.03%         04/2010       19926.14598            20705.5737
2010-05-31  2010-06-30    -1.63%         -1.45%         05/2010        17753.7466           18420.71863
2010-06-30  2010-07-31    10.32%          9.24%         06/2010       17465.22624           18154.24072
2010-07-31  2010-08-31    -3.44%         -2.99%         07/2010       19268.22845           19832.15152
2010-08-31  2010-09-30     9.84%          9.59%         08/2010       18605.67944           19239.37361
2010-09-30  2010-10-31     3.63%          3.56%         09/2010       20436.61425           21084.94731
2010-10-31  2010-11-30    -4.38%         -4.23%         10/2010       21178.17762           21836.08012
2010-11-30  2010-12-31     8.03%          8.05%         11/2010        20251.2234           20911.33371
2010-12-31  2011-01-31     2.26%          2.15%         12/2010       21877.75571           22595.14698
2011-01-31  2011-02-28     3.93%          3.71%         01/2011       22372.23036           23081.88961
2011-02-28  2011-03-31    -2.29%         -2.00%         02/2011       23251.29638           23937.75502
2011-03-31  2011-04-30     5.72%          5.45%         03/2011       22718.78263           23458.22183
2011-04-30  2011-05-31    -2.84%         -2.96%         04/2011       24018.88755           24735.79508
2011-05-31  2011-06-30    -1.42%         -1.42%         05/2011       23335.78157           24002.51829
2011-06-30  2011-07-31    -2.04%         -1.65%         06/2011       23005.27812            23660.6711
2011-07-31  2011-08-31    -8.39%         -8.45%         07/2011        22535.5544           23270.36799
2011-08-31  2011-09-30   -11.01%        -10.04%         08/2011       20645.47564           21303.01857
2011-09-30  2011-10-31     9.68%          9.73%         09/2011       18372.40266           19163.70779
2011-10-31  2011-11-30    -2.51%         -4.62%         10/2011       20150.01419           21027.44381
2011-11-30  2011-12-31    -2.30%         -1.09%         11/2011       19643.73242           20055.70845
2011-12-31  2012-01-31     6.04%          5.40%         12/2011       19191.87442           19836.86573
2012-01-31  2012-02-29     4.85%          5.50%         01/2012       20350.20057           20907.86348
2012-02-29  2012-03-31    -0.17%         -0.74%         02/2012       21338.18464           22057.34745
2012-03-31  2012-04-30    -1.93%         -1.70%         03/2012       21300.88292           21894.09324
2012-04-30  2012-05-31   -11.07%        -11.40%         04/2012       20890.81245           21522.48712
2012-05-31  2012-06-30     6.63%          6.55%         05/2012       18578.47062            19068.8287
2012-06-30  2012-07-31     0.29%          1.25%         06/2012       19809.36437           20318.28267
2012-07-31  2012-08-31     3.38%          2.85%         07/2012       19867.32038           20571.27444
2012-08-31  2012-09-30     2.98%          3.04%         08/2012       20539.61011           21158.19849
2012-09-30  2012-10-31     0.88%          0.70%         09/2012       21151.05982           21800.59481
                                                     10/31/2012       21337.31022           21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.89%      -5.15%     7.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Core Equity Portfolio vs. MSCI World ex USA Index (net div.) September 15, 2005 - October 31, 2012

                                                                International Core Equity    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------
2005-09-15  2005-09-30     1.00%          1.71%         09/2005              10000                  10000
2005-09-30  2005-10-31    -2.38%         -3.23%         09/2005              10100            10170.83717
2005-10-31  2005-11-30     2.13%          2.65%         10/2005        9859.999997            9842.192116
2005-11-30  2005-12-31     5.62%          4.64%         11/2005              10070            10102.82986
2005-12-31  2006-01-31     6.51%          6.32%         12/2005        10636.30827            10571.25724
2006-01-31  2006-02-28     0.09%         -0.34%         01/2006        11328.67174            11239.88582
2006-02-28  2006-03-31     3.90%          3.17%         02/2006        11338.70599            11202.13802
2006-03-31  2006-04-30     4.77%          4.78%         03/2006        11781.27728            11557.40155
2006-04-30  2006-05-31    -4.07%         -3.80%         04/2006        12343.24621            12110.04417
2006-05-31  2006-06-30    -1.17%         -0.13%         05/2006        11841.48824            11649.95642
2006-06-30  2006-07-31     0.52%          0.94%         06/2006        11702.58559            11634.95628
2006-07-31  2006-08-31     2.93%          2.84%         07/2006        11763.43092            11743.96947
2006-08-31  2006-09-30     0.54%         -0.08%         08/2006        12108.22114             12077.7432
2006-09-30  2006-10-31     3.93%          3.95%         09/2006        12173.07014            12068.01903
2006-10-31  2006-11-30     3.52%          2.98%         10/2006        12651.84361            12544.94512
2006-11-30  2006-12-31     3.09%          2.87%         11/2006        13096.89114            12918.60532
2006-12-31  2007-01-31     1.83%          0.61%         12/2006        13502.22208            13289.01922
2007-01-31  2007-02-28     0.52%          0.80%         01/2007        13748.65047            13370.08538
2007-02-28  2007-03-31     3.17%          2.56%         02/2007        13820.52541            13477.04243
2007-03-31  2007-04-30     3.75%          4.55%         03/2007        14258.15172            13822.36819
2007-04-30  2007-05-31     2.78%          2.22%         04/2007        14792.31879            14451.25534
2007-05-31  2007-06-30    -0.60%          0.10%         05/2007        15203.21654             14772.1757
2007-06-30  2007-07-31    -1.72%         -1.38%         06/2007        15111.54693            14787.00001
2007-07-31  2007-08-31    -1.89%         -1.45%         07/2007        14851.71979            14582.59174
2007-08-31  2007-09-30     4.27%          5.68%         08/2007        14571.10647            14371.51324
2007-09-30  2007-10-31     4.74%          4.35%         09/2007        15193.08335            15188.00938
2007-10-31  2007-11-30    -5.49%         -3.91%         10/2007        15913.08524            15848.24128
2007-11-30  2007-12-31    -2.60%         -1.88%         11/2007        15039.99798             15228.4871
2007-12-31  2008-01-31    -7.54%         -9.02%         12/2007        14649.06518            14942.22164
2008-01-31  2008-02-29     0.16%          1.81%         01/2008        13545.07766            13595.01009
2008-02-29  2008-03-31     0.46%         -1.43%         02/2008        13566.30819            13841.38234
2008-03-31  2008-04-30     4.13%          5.56%         03/2008        13628.76581            13643.79937
2008-04-30  2008-05-31     1.65%          1.52%         04/2008        14192.20152            14402.19851
2008-05-31  2008-06-30    -9.29%         -7.78%         05/2008         14426.0805            14620.74799
2008-06-30  2008-07-31    -3.97%         -3.56%         06/2008        13085.99796              13483.798
2008-07-31  2008-08-31    -3.79%         -3.87%         07/2008        12566.88399            13003.96038
2008-08-31  2008-09-30   -12.76%        -14.44%         08/2008        12091.02952            12501.05858
2008-09-30  2008-10-31   -22.66%        -20.80%         09/2008        10548.31334            10696.17706
2008-10-31  2008-11-30    -6.03%         -5.42%         10/2008        8157.763078            8471.162225
2008-11-30  2008-12-31     6.99%          5.27%         11/2008        7665.672812            8011.772138
2008-12-31  2009-01-31   -10.84%         -9.33%         12/2008        8201.798787            8434.115781
2009-01-31  2009-02-28   -10.51%        -10.12%         01/2009        7312.447111            7647.152754
2009-02-28  2009-03-31     8.43%          6.59%         02/2009        6543.871588            6873.017959
2009-03-31  2009-04-30    15.06%         12.90%         03/2009        7095.446521             7325.91919
2009-04-30  2009-05-31    15.11%         12.65%         04/2009        8164.170608            8270.659143
2009-05-31  2009-06-30    -0.84%         -1.04%         05/2009        9398.161306            9316.618056
2009-06-30  2009-07-31     9.94%          9.39%         06/2009        9319.178937            9220.141559
2009-07-31  2009-08-31     5.56%          4.79%         07/2009        10245.51648            10085.89147
2009-08-31  2009-09-30     4.86%          4.13%         08/2009        10814.71184            10569.26136
2009-09-30  2009-10-31    -3.02%         -1.61%         09/2009        11340.07285            11005.33206
2009-10-31  2009-11-30     2.66%          2.47%         10/2009        10997.28168            10828.66212
2009-11-30  2009-12-31     1.20%          1.59%         11/2009        11289.34432            11096.59079
2009-12-31  2010-01-31    -4.24%         -4.69%         12/2009        11424.47812            11273.48224
2010-01-31  2010-02-28     0.10%         -0.10%         01/2010        10940.00814            10745.04447
2010-02-28  2010-03-31     7.46%          6.44%         02/2010        10951.27488            10734.27624
2010-03-31  2010-04-30    -0.48%         -1.49%         03/2010        11768.61429            11425.27813
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010        11712.19716            11254.92409
2010-05-31  2010-06-30    -1.67%         -1.45%         05/2010        10335.61907            10012.94593
2010-06-30  2010-07-31    10.57%          9.24%         06/2010        10163.34335            9868.096585
2010-07-31  2010-08-31    -4.07%         -2.99%         07/2010        11237.98258            10780.15819
2010-08-31  2010-09-30    10.69%          9.59%         08/2010        10780.68929            10457.94203
2010-09-30  2010-10-31     3.65%          3.56%         09/2010        11933.21274            11461.14011
2010-10-31  2010-11-30    -3.99%         -4.23%         10/2010        12369.23398            11869.43321
2010-11-30  2010-12-31     9.58%          8.05%         11/2010        11875.84152            11366.76901
2010-12-31  2011-01-31     2.58%          2.15%         12/2010        13013.38097            12282.03901
2011-01-31  2011-02-28     3.38%          3.71%         01/2011         13348.5391            12546.61759
2011-02-28  2011-03-31    -1.75%         -2.00%         02/2011        13799.26898            13011.84017
2011-03-31  2011-04-30     5.38%          5.45%         03/2011         13557.4505            12751.18042
2011-04-30  2011-05-31    -3.08%         -2.96%         04/2011        14287.46707            13445.63062
2011-05-31  2011-06-30    -1.77%         -1.42%         05/2011        13847.13962            13047.04352
2011-06-30  2011-07-31    -2.25%         -1.65%         06/2011        13602.18115            12861.22572
2011-07-31  2011-08-31    -8.83%         -8.45%         07/2011        13296.77811            12649.06875
2011-08-31  2011-09-30   -11.66%        -10.04%         08/2011        12122.15107            11579.67706
2011-09-30  2011-10-31     9.16%          9.73%         09/2011        10709.04568            10416.81238
2011-10-31  2011-11-30    -3.03%         -4.62%         10/2011        11690.11719            11429.88295
2011-11-30  2011-12-31    -2.55%         -1.09%         11/2011        11335.51303            10901.67697
2011-12-31  2012-01-31     7.34%          5.40%         12/2011        11046.57488            10782.72069
2012-01-31  2012-02-29     5.13%          5.50%         01/2012        11857.77045             11364.8827
2012-02-29  2012-03-31    -0.01%         -0.74%         02/2012        12466.16712            11989.70744
2012-03-31  2012-04-30    -2.21%         -1.70%         03/2012        12465.06145            11900.96739
2012-04-30  2012-05-31   -11.96%        -11.40%         04/2012        12190.18473            11698.97353
2012-05-31  2012-06-30     6.13%          6.55%         05/2012        10732.14303            10365.23897
2012-06-30  2012-07-31    -0.11%          1.25%         06/2012         11389.6719            11044.40439
2012-07-31  2012-08-31     3.53%          2.85%         07/2012        11377.51643            11181.92306
2012-08-31  2012-09-30     3.55%          3.04%         08/2012        11778.64682            11500.95724
2012-09-30  2012-10-31     1.10%          0.70%         09/2012        12197.22662            11850.14447
                                                     10/31/2012        12331.53042            11933.18629

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      5.49%      -4.97%        2.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


International Small Company Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                International Small
                                                                Company Portfolio-      MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- --------------------------
2002-10-31  2002-11-30     2.63%          2.80%         10/2002           10000                 10000
2002-11-30  2002-12-31     0.67%         -1.63%         11/2002      10263.1579             10280.361
2002-12-31  2003-01-31    -0.27%         -1.08%         12/2002     10331.88937             10112.682
2003-01-31  2003-02-28     0.55%         -0.73%         01/2003     10303.66016             10003.911
2003-02-28  2003-03-31    -0.41%         -0.97%         02/2003     10360.11858             9930.5819
2003-03-31  2003-04-30     8.21%          9.17%         03/2003     10317.77476             9834.5209
2003-04-30  2003-05-31     9.23%          8.84%         04/2003     11164.65095             10735.979
2003-05-31  2003-06-30     4.51%          5.21%         05/2003     12195.01696             11685.101
2003-06-30  2003-07-31     3.43%          3.02%         06/2003     12745.48648             12294.465
2003-07-31  2003-08-31     5.14%          6.58%         07/2003     13183.03917              12665.51
2003-08-31  2003-09-30     5.70%          5.72%         08/2003     13860.54011             13499.138
2003-09-30  2003-10-31     5.39%          7.97%         09/2003     14650.95788             14270.804
2003-10-31  2003-11-30     0.55%          0.09%         10/2003     15441.37564             15408.626
2003-11-30  2003-12-31     5.66%          6.10%         11/2003     15526.06326             15422.192
2003-12-31  2004-01-31     5.59%          4.30%         12/2003     16405.05144             16363.492
2004-01-31  2004-02-29     2.98%          3.03%         01/2004     17322.81656             17067.328
2004-02-29  2004-03-31     4.02%          3.85%         02/2004     17839.05943             17584.053
2004-03-31  2004-04-30    -3.01%         -3.57%         03/2004     18556.06343             18261.736
2004-04-30  2004-05-31    -1.12%         -1.08%         04/2004     17996.80031             17609.596
2004-05-31  2004-06-30     4.66%          5.05%         05/2004     17796.03919             17419.674
2004-06-30  2004-07-31    -3.65%         -4.41%         06/2004     18625.06862             18299.378
2004-07-31  2004-08-31     0.89%          0.52%         07/2004     17944.89907             17492.392
2004-08-31  2004-09-30     2.38%          2.74%         08/2004     18104.08768             17583.076
2004-09-30  2004-10-31     3.21%          3.70%         09/2004     18534.81537             18064.114
2004-10-31  2004-11-30     7.21%          8.00%         10/2004     19130.36979             18732.508
2004-11-30  2004-12-31     4.71%          4.66%         11/2004     20510.31294             20230.498
2004-12-31  2005-01-31     2.37%          1.54%         12/2004     21477.25337             21173.631
2005-01-31  2005-02-28     4.43%          4.25%         01/2005     21986.47695             21499.823
2005-02-28  2005-03-31    -1.76%         -1.63%         02/2005     22959.99262              22413.38
2005-03-31  2005-04-30    -2.39%         -2.82%         03/2005     22555.60919             22048.446
2005-04-30  2005-05-31    -1.70%          0.24%         04/2005     22016.43128             21427.471
2005-05-31  2005-06-30     2.52%          2.65%         05/2005     21642.00218             21477.946
2005-06-30  2005-07-31     3.61%          4.34%         06/2005      22187.2913             22047.591
2005-07-31  2005-08-31     4.41%          3.07%         07/2005     22988.87715             23005.512
2005-08-31  2005-09-30     2.39%          4.05%         08/2005     24002.20265             23711.548
2005-09-30  2005-10-31    -1.98%         -3.64%         09/2005     24574.66963             24672.769
2005-10-31  2005-11-30     1.95%          3.33%         10/2005     24089.24405             23773.878
2005-11-30  2005-12-31     6.65%          7.77%         11/2005     24559.50008             24566.442
2005-12-31  2006-01-31     6.91%          7.13%         12/2005     26192.91935             26476.052
2006-01-31  2006-02-28    -0.63%         -1.26%         01/2006     28003.19451             28363.541
2006-02-28  2006-03-31     4.61%          4.70%         02/2006     27826.97304             28007.528
2006-03-31  2006-04-30     4.73%          4.65%         03/2006     29108.58376             29324.273
2006-04-30  2006-05-31    -5.04%         -5.53%         04/2006      30486.3153             30689.171
2006-05-31  2006-06-30    -1.92%         -2.44%         05/2006     28948.38242             28993.193
2006-06-30  2006-07-31    -1.08%         -2.44%         06/2006     28392.62357             28287.156
2006-07-31  2006-08-31     2.65%          2.92%         07/2006     28085.23904             27596.275
2006-08-31  2006-09-30     0.74%         -0.27%         08/2006     28829.43317             28403.138
2006-09-30  2006-10-31     3.97%          3.97%         09/2006     29042.73182             28326.754
2006-10-31  2006-11-30     4.52%          4.30%         10/2006     30195.99466             29451.377
2006-11-30  2006-12-31     3.64%          2.96%         11/2006     31560.41831             30718.135
2006-12-31  2007-01-31     2.80%          2.04%         12/2006     32709.04391             31627.537
2007-01-31  2007-02-28     1.41%          1.75%         01/2007     33624.21923             32272.711
2007-02-28  2007-03-31     3.74%          3.31%         02/2007     34098.75459             32838.967
2007-03-31  2007-04-30     3.31%          3.86%         03/2007     35374.02149             33927.454
2007-04-30  2007-05-31     2.04%          1.48%         04/2007     36544.11136             35235.682
2007-05-31  2007-06-30    -0.16%         -0.22%         05/2007     37290.25563             35756.404
2007-06-30  2007-07-31     0.05%         -0.62%         06/2007     37229.96027             35678.494
2007-07-31  2007-08-31    -3.86%         -5.27%         07/2007      37247.0775             35458.883
2007-08-31  2007-09-30     2.20%          2.26%         08/2007     35809.23076             33588.853
2007-09-30  2007-10-31     5.40%          6.75%         09/2007     36596.47595             34347.375
2007-10-31  2007-11-30    -7.31%         -8.22%         10/2007      38573.2701             36666.456
2007-11-30  2007-12-31    -3.34%         -2.93%         11/2007     35754.18976             33651.894
2007-12-31  2008-01-31    -7.61%         -9.69%         12/2007     34560.52272             32665.849
2008-01-31  2008-02-29     2.53%          4.75%         01/2008     31931.71701             29499.344
2008-02-29  2008-03-31     0.13%         -1.10%         02/2008     32740.58032             30900.251
2008-03-31  2008-04-30     2.13%          2.43%         03/2008     32783.46742             30559.071
2008-04-30  2008-05-31     2.64%          2.02%         04/2008      33483.3392             31302.661
2008-05-31  2008-06-30    -7.40%         -7.72%         05/2008     34367.38776             31934.986
2008-06-30  2008-07-31    -4.81%         -5.04%         06/2008      31822.6109             29469.086
2008-07-31  2008-08-31    -3.94%         -3.70%         07/2008     30292.13929             27983.115
2008-08-31  2008-09-30   -15.16%        -17.59%         08/2008     29097.62486             26948.389
2008-09-30  2008-10-31   -23.42%        -24.69%         09/2008      24686.0938             22208.126
2008-10-31  2008-11-30    -5.16%         -4.85%         10/2008     18904.10377             16725.993
2008-11-30  2008-12-31     8.21%          6.67%         11/2008     17927.92364             15915.498
2008-12-31  2009-01-31    -7.90%         -5.81%         12/2008     19399.00778             16976.822
2009-01-31  2009-02-28    -9.11%         -9.13%         01/2009     17866.01302             15990.854
2009-02-28  2009-03-31     6.62%          6.42%         02/2009     16238.38895             14530.258
2009-03-31  2009-04-30    13.25%         15.42%         03/2009     17312.62084             15463.346
2009-04-30  2009-05-31    14.89%         14.80%         04/2009     19607.06456             17847.053
2009-05-31  2009-06-30     1.05%          1.20%         05/2009     22527.26566             20488.083
2009-06-30  2009-07-31     7.50%          8.04%         06/2009     22764.07949             20734.192
2009-07-31  2009-08-31     6.35%          7.71%         07/2009       24470.906             22400.383
2009-08-31  2009-09-30     5.32%          5.62%         08/2009     26024.30991             24126.942
2009-09-30  2009-10-31    -1.82%         -1.54%         09/2009     27408.43525             25482.953
2009-10-31  2009-11-30     1.36%          0.78%         10/2009     26908.35152             25089.837
2009-11-30  2009-12-31     0.97%          1.26%         11/2009     27273.79732             25285.398
2009-12-31  2010-01-31    -1.55%         -1.32%         12/2009     27538.60659             25605.138
2010-01-31  2010-02-28    -0.14%         -0.57%         01/2010      27112.8516             25267.753
2010-02-28  2010-03-31     7.14%          7.43%         02/2010      27074.1466             25123.106
2010-03-31  2010-04-30     1.54%          1.98%         03/2010     29008.05027             26990.811
2010-04-30  2010-05-31   -11.83%        -12.02%         04/2010     29453.43423             27524.185
2010-05-31  2010-06-30    -0.23%         -0.94%         05/2010     25967.82071             24217.067
2010-06-30  2010-07-31     9.14%          8.58%         06/2010     25906.84332             23989.846
2010-07-31  2010-08-31    -2.98%         -2.60%         07/2010     28274.46268             26047.283
2010-08-31  2010-09-30    11.00%         11.35%         08/2010     27433.07728             25370.528
2010-09-30  2010-10-31     3.93%          4.12%         09/2010     30450.27879             28249.163
2010-10-31  2010-11-30    -2.79%         -2.62%         10/2010     31646.32965             29413.479
2010-11-30  2010-12-31    10.92%         11.31%         11/2010     30763.99704             28642.447
2010-12-31  2011-01-31     1.22%          0.52%         12/2010     34123.45077             31880.684
2011-01-31  2011-02-28     3.05%          2.84%         01/2011      34540.5593             32047.936
2011-02-28  2011-03-31    -0.16%         -0.09%         02/2011      35593.2618              32959.15
2011-03-31  2011-04-30     4.75%          4.96%         03/2011     35537.66066             32928.708
2011-04-30  2011-05-31    -2.78%         -2.77%         04/2011     37227.09084             34561.329
2011-05-31  2011-06-30    -2.03%         -2.16%         05/2011     36193.55708             33604.255
2011-06-30  2011-07-31    -0.96%         -0.55%         06/2011     35458.95786             32877.185
2011-07-31  2011-08-31    -7.84%         -7.90%         07/2011     35117.42682             32697.801
2011-08-31  2011-09-30   -11.82%        -11.48%         08/2011     32365.08845             30114.811
2011-09-30  2011-10-31     7.64%          8.12%         09/2011      28539.6961             26657.384
2011-10-31  2011-11-30    -3.16%         -5.02%         10/2011     30721.07414             28821.611
2011-11-30  2011-12-31    -2.91%         -1.95%         11/2011     29751.57279             27373.738
2011-12-31  2012-01-31     8.53%          8.26%         12/2011     28886.43886             26841.005
2012-01-31  2012-02-29     5.06%          5.66%         01/2012     31349.29998             29057.812
2012-02-29  2012-03-31     0.39%         -0.66%         02/2012     32935.54951             30703.773
2012-03-31  2012-04-30    -1.20%         -0.52%         03/2012     33063.02757             30500.407
2012-04-30  2012-05-31   -11.64%        -11.75%         04/2012     32666.18769             30341.793
2012-05-31  2012-06-30     3.91%          3.45%         05/2012     28864.87941             26776.218
2012-06-30  2012-07-31    -0.28%          0.77%         06/2012     29992.89831             27700.112
2012-07-31  2012-08-31     3.47%          2.87%         07/2012     29908.17261             27914.059
2012-08-31  2012-09-30     4.17%          4.74%         08/2012     30946.06246             28715.677
2012-09-30  2012-10-31     0.66%          0.49%         09/2012     32237.33829             30076.125
                                                     10/31/2012     32449.70547              30222.68

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.63%      -3.40%     12.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Japanese Small Company Portfolio vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                Japanese Small Company         MSCI Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate         Portfolio        Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------- --------------------------
2002-10-31  2002-11-30    -0.66%          0.75%         10/2002            10000                    10000
2002-11-30  2002-12-31    -0.77%         -2.23%         11/2002      9933.687003              10075.08187
2002-12-31  2003-01-31     0.00%         -0.58%         12/2002       9857.65444              9849.969381
2003-01-31  2003-02-28     7.36%          5.07%         01/2003      9857.654442              9792.859234
2003-02-28  2003-03-31     0.76%         -1.62%         02/2003      10582.87698              10289.41133
2003-03-31  2003-04-30     4.41%          3.12%         03/2003      10663.45726              10122.74022
2003-04-30  2003-05-31     6.15%          4.57%         04/2003       11133.5089              10438.51008
2003-05-31  2003-06-30     7.73%         11.22%         05/2003       11818.4413              10915.49296
2003-06-30  2003-07-31     1.27%          1.17%         06/2003      12731.68449              12140.63207
2003-07-31  2003-08-31     8.65%         12.61%         07/2003      12892.84505              12283.20775
2003-08-31  2003-09-30     6.33%          7.28%         08/2003      14007.53894              13831.70478
2003-09-30  2003-10-31     3.88%          7.41%         09/2003      14893.92204              14837.98823
2003-10-31  2003-11-30    -6.25%         -6.87%         10/2003      15471.41406              15937.72465
2003-11-30  2003-12-31     5.88%          7.15%         11/2003      14504.45068              14842.64757
2003-12-31  2004-01-31     4.72%          3.64%         12/2003      15357.47439              15903.77806
2004-01-31  2004-02-29     0.59%         -0.26%         01/2004      16081.62576              16482.86696
2004-02-29  2004-03-31    20.10%         18.33%         02/2004       16177.2684              16440.26731
2004-03-31  2004-04-30    -3.23%         -3.18%         03/2004      19429.11797              19454.19207
2004-04-30  2004-05-31    -4.80%         -4.97%         04/2004      18800.60923              18835.29913
2004-05-31  2004-06-30     9.47%         10.52%         05/2004      17898.83582              17899.83759
2004-06-30  2004-07-31    -6.28%         -8.19%         06/2004      19593.07676              19782.60869
2004-07-31  2004-08-31     1.49%          1.04%         07/2004      18363.38575              18161.42602
2004-08-31  2004-09-30    -2.42%         -3.02%         08/2004      18636.65042              18350.99444
2004-09-30  2004-10-31     1.95%          1.85%         09/2004      18185.76372              17797.06595
2004-10-31  2004-11-30     3.10%          4.35%         10/2004      18541.00779              18126.14819
2004-11-30  2004-12-31     4.78%          4.84%         11/2004      19114.86359              18914.90721
2004-12-31  2005-01-31     4.00%          3.40%         12/2004      20028.11817              19830.53329
2005-01-31  2005-02-28     3.65%          1.91%         01/2005      20829.79578              20505.07202
2005-02-28  2005-03-31     0.58%         -0.23%         02/2005       21590.0073              20897.12186
2005-03-31  2005-04-30    -2.74%         -0.81%         03/2005      21714.40556              20848.39852
2005-04-30  2005-05-31    -1.77%         -1.84%         04/2005      21120.05836              20678.93181
2005-05-31  2005-06-30     1.88%          1.35%         05/2005      20746.86361              20298.06438
2005-06-30  2005-07-31     2.10%          2.83%         06/2005      21136.50604              20572.69895
2005-07-31  2005-08-31     5.45%          3.43%         07/2005      21579.44526               21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005      22756.00257              21881.43987
2005-09-30  2005-10-31     3.04%          2.00%         09/2005      23683.40657              23249.02154
2005-10-31  2005-11-30     1.93%          4.27%         10/2005      24403.18281              23713.49078
2005-11-30  2005-12-31    11.35%         13.52%         11/2005      24873.80574              24726.96291
2005-12-31  2006-01-31     4.22%          3.19%         12/2005      27696.48745              28070.90178
2006-01-31  2006-02-28    -6.03%         -6.51%         01/2006      28866.17319              28965.62742
2006-02-28  2006-03-31     4.41%          4.49%         02/2006      27125.56941              27079.52821
2006-03-31  2006-04-30     1.92%          0.50%         03/2006      28323.10482              28294.28366
2006-04-30  2006-05-31    -7.09%         -8.02%         04/2006      28866.17321              28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006      26819.22316              26153.78472
2006-06-30  2006-07-31    -4.77%         -6.61%         06/2006      25791.03783              25334.67345
2006-07-31  2006-08-31     1.60%          2.66%         07/2006      24559.56125              23659.84185
2006-08-31  2006-09-30    -1.78%         -2.19%         08/2006      24951.39471              24289.11846
2006-09-30  2006-10-31    -0.80%         -0.64%         09/2006      24508.26736              23757.55478
2006-10-31  2006-11-30    -0.69%         -0.84%         10/2006      24312.08912              23605.12794
2006-11-30  2006-12-31     0.87%          0.58%         11/2006      24143.93634              23406.37397
2006-12-31  2007-01-31     2.03%          1.94%         12/2006      24353.59365              23542.69283
2007-01-31  2007-02-28     4.03%          3.95%         01/2007      24847.15229              24000.37275
2007-02-28  2007-03-31    -0.82%         -0.92%         02/2007      25848.37125              24947.40195
2007-03-31  2007-04-30    -1.38%         -1.71%         03/2007      25636.84612              24717.55696
2007-04-30  2007-05-31    -2.06%         -2.38%         04/2007      25284.30423              24294.40116
2007-05-31  2007-06-30     1.61%          0.66%         05/2007      24762.54224              23715.33754
2007-06-30  2007-07-31     0.51%         -0.03%         06/2007      25161.78359              23871.04781
2007-07-31  2007-08-31    -4.21%         -6.09%         07/2007      25289.43639              23864.94367
2007-08-31  2007-09-30    -0.14%         -0.61%         08/2007      24225.66313              22411.08335
2007-09-30  2007-10-31     0.65%          3.62%         09/2007      24190.62418              22275.03884
2007-10-31  2007-11-30    -2.33%         -4.20%         10/2007      24346.78432              23080.52444
2007-11-30  2007-12-31    -6.32%         -5.98%         11/2007      23778.92929              22110.18267
2007-12-31  2008-01-31    -2.76%         -4.91%         12/2007       22276.1423              20787.37617
2008-01-31  2008-02-29    -0.86%          1.10%         01/2008      21661.33221              19766.37958
2008-02-29  2008-03-31     1.96%          0.03%         02/2008       21475.4594              19983.05381
2008-03-31  2008-04-30     0.72%          1.24%         03/2008      21897.06899              19989.52537
2008-04-30  2008-05-31     3.63%          3.08%         04/2008       22054.4989              20237.73298
2008-05-31  2008-06-30    -4.75%         -6.14%         05/2008      22855.96025              20861.33463
2008-06-30  2008-07-31    -2.79%         -3.27%         06/2008      21771.22763              19580.38503
2008-07-31  2008-08-31    -5.53%         -4.42%         07/2008      21164.06192               18939.5221
2008-08-31  2008-09-30    -6.57%         -9.76%         08/2008      19993.09948              18102.73475
2008-09-30  2008-10-31    -7.28%        -10.56%         09/2008      18680.10966               16335.0643
2008-10-31  2008-11-30     2.59%          4.08%         10/2008      17319.97774              14610.87139
2008-11-30  2008-12-31    10.18%          7.79%         11/2008      17768.53188              15207.58848
2008-12-31  2009-01-31    -6.87%         -5.24%         12/2008      19576.80123              16391.82817
2009-01-31  2009-02-28   -13.06%        -13.15%         01/2009      18232.72234              15532.69167
2009-02-28  2009-03-31     4.63%          3.53%         02/2009      15851.36517               13490.5956
2009-03-31  2009-04-30     3.97%          5.12%         03/2009      16585.88307              13966.68196
2009-04-30  2009-05-31    12.30%         12.24%         04/2009      17244.05303               14681.2359
2009-05-31  2009-06-30     6.62%          6.36%         05/2009      19364.82292               16477.8381
2009-06-30  2009-07-31     2.07%          2.50%         06/2009      20646.25165              17526.07854
2009-07-31  2009-08-31     5.25%          5.61%         07/2009       21074.2297              17964.79588
2009-08-31  2009-09-30    -1.08%         -0.39%         08/2009       22181.0695              18971.85596
2009-09-30  2009-10-31    -3.63%         -3.66%         09/2009      21941.92888              18896.95379
2009-10-31  2009-11-30    -4.05%         -3.57%         10/2009       21144.5775              18205.29095
2009-11-30  2009-12-31    -0.41%         -1.87%         11/2009      20288.16305              17554.53077
2009-12-31  2010-01-31     1.33%          2.16%         12/2009      20204.16741              17226.74007
2010-01-31  2010-02-28     1.89%          1.90%         01/2010      20471.96934              17598.31424
2010-02-28  2010-03-31     5.08%          4.55%         02/2010      20858.79434              17932.44578
2010-03-31  2010-04-30     2.92%          2.71%         03/2010      21918.19995              18748.39441
2010-04-30  2010-05-31    -8.38%         -6.94%         04/2010      22558.03879              19256.15939
2010-05-31  2010-06-30     1.54%          0.44%         05/2010      20668.28224              17920.38247
2010-06-30  2010-07-31     1.72%          1.21%         06/2010      20987.31276              17999.54236
2010-07-31  2010-08-31    -2.74%         -2.12%         07/2010      21347.60998              18217.74964
2010-08-31  2010-09-30     4.42%          4.09%         08/2010        20762.127              17832.12461
2010-09-30  2010-10-31    -2.15%         -0.82%         09/2010       21679.4166              18561.32287
2010-10-31  2010-11-30     2.48%          1.95%         10/2010      21213.99976              18408.83566
2010-11-30  2010-12-31     9.20%         10.09%         11/2010      21739.47038              18767.41745
2010-12-31  2011-01-31     2.23%          1.19%         12/2010      23739.91273              20661.01405
2011-01-31  2011-02-28     4.61%          4.02%         01/2011      24268.80957              20906.71999
2011-02-28  2011-03-31    -6.25%         -6.17%         02/2011      25387.04862              21747.69396
2011-03-31  2011-04-30    -0.51%          0.09%         03/2011      23800.35808              20405.73235
2011-04-30  2011-05-31    -1.66%         -1.49%         04/2011      23679.46736              20424.23355
2011-05-31  2011-06-30     4.98%          3.72%         05/2011      23286.57256              20120.65268
2011-06-30  2011-07-31     3.62%          4.15%         06/2011      24445.13868              20870.11031
2011-07-31  2011-08-31    -2.71%         -4.09%         07/2011      25329.61657              21737.00781
2011-08-31  2011-09-30    -0.54%          0.09%         08/2011      24643.38373              20848.50785
2011-09-30  2011-10-31    -5.16%         -3.69%         09/2011      24509.27495              20867.42386
2011-10-31  2011-11-30     1.64%         -2.71%         10/2011      23243.39454              20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011      23624.68382              19553.25552
2011-12-31  2012-01-31     6.28%          4.10%         12/2011      23499.87679              19858.08869
2012-01-31  2012-02-29     0.12%          1.09%         01/2012      24976.30885              20673.25987
2012-02-29  2012-03-31     2.83%          2.67%         02/2012      25007.06785              20897.89665
2012-03-31  2012-04-30    -2.09%         -1.45%         03/2012      25714.52487              21455.93331
2012-04-30  2012-05-31    -8.37%         -8.30%         04/2012      25176.24235              21145.10649
2012-05-31  2012-06-30     5.29%          4.27%         05/2012      23069.25079              19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012      24290.64032              20216.46374
2012-07-31  2012-08-31     0.00%         -0.57%         07/2012      23467.49202              19900.07911
2012-08-31  2012-09-30     1.43%          2.77%         08/2012      23467.49202              19786.64947
2012-09-30  2012-10-31    -2.15%         -2.16%         09/2012      23803.19441              20333.93316
                                                     10/31/2012      23290.46241               19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.20%      -0.88%     8.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Asia Pacific Small Company Portfolio vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Asia Pacific Small Company   MSCI Pacific ex Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio          Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------- --------------------------
2002-10-31  2002-11-30     1.02%          2.23%         10/2002              10000                      10000
2002-11-30  2002-12-31     1.25%          1.63%         11/2002        10102.04082                10222.94441
2002-12-31  2003-01-31     3.28%          3.70%         12/2002        10228.44337                10389.69329
2003-01-31  2003-02-28     0.51%         -1.56%         01/2003        10563.58241                 10774.1636
2003-02-28  2003-03-31    -2.02%         -0.24%         02/2003        10617.20465                10605.86716
2003-03-31  2003-04-30     2.84%          5.52%         03/2003        10402.71567                10580.71942
2003-04-30  2003-05-31    10.15%          7.11%         04/2003        10697.63802                11164.43722
2003-05-31  2003-06-30     4.66%          5.34%         05/2003         11783.4885                 11958.2354
2003-06-30  2003-07-31     6.74%          2.28%         06/2003        12333.11651                12596.40774
2003-07-31  2003-08-31     7.03%          4.86%         07/2003        13164.26132                12883.57562
2003-08-31  2003-09-30     7.99%          7.96%         08/2003        14089.24506                13509.07737
2003-09-30  2003-10-31     5.81%          8.26%         09/2003        15215.31222                14584.14338
2003-10-31  2003-11-30     0.75%         -0.44%         10/2003        16100.07928                15788.91371
2003-11-30  2003-12-31     4.42%          6.55%         11/2003        16220.72933                15719.08037
2003-12-31  2004-01-31     6.26%          4.09%         12/2003        16937.04762                16749.07389
2004-01-31  2004-02-29     2.94%          3.02%         01/2004        17996.48434                17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004         18526.2027                17961.48526
2004-03-31  2004-04-30    -7.30%         -5.66%         03/2004        17940.72451                17996.98227
2004-04-30  2004-05-31    -0.75%         -0.45%         04/2004        16630.36856                16979.07901
2004-05-31  2004-06-30     0.34%          0.12%         05/2004        16504.90895                16902.18495
2004-06-30  2004-07-31     1.78%          3.77%         06/2004        16561.62194                 16922.1097
2004-07-31  2004-08-31     2.34%          3.29%         07/2004        16856.86307                17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004        17250.51793                18139.16374
2004-09-30  2004-10-31     4.71%          6.40%         09/2004        18309.08796                19221.96752
2004-10-31  2004-11-30     7.23%          7.70%         10/2004        19171.52376                20452.36921
2004-11-30  2004-12-31     2.25%          4.23%         11/2004        20557.07636                22026.32775
2004-12-31  2005-01-31     2.27%          0.87%         12/2004         21019.6936                22957.37457
2005-01-31  2005-02-28     2.82%          3.19%         01/2005        21496.42893                23157.68602
2005-02-28  2005-03-31    -3.40%         -2.84%         02/2005        22103.18297                23895.28867
2005-03-31  2005-04-30    -3.38%         -1.63%         03/2005        21351.96368                23215.91272
2005-04-30  2005-05-31    -2.31%          1.28%         04/2005        20629.63744                22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005        20152.90213                 23131.7645
2005-06-30  2005-07-31     3.32%          4.16%         06/2005        21059.61874                24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005         21758.2101                25412.08446
2005-08-31  2005-09-30     3.66%          5.04%         08/2005        22325.81559                25391.96627
2005-09-30  2005-10-31    -5.69%         -5.88%         09/2005        23142.77252                26672.76016
2005-10-31  2005-11-30     2.48%          3.79%         10/2005        21825.34714                25105.66888
2005-11-30  2005-12-31     1.49%          1.96%         11/2005        22366.95535                26057.80112
2005-12-31  2006-01-31     6.73%          5.72%         12/2005        22700.77758                26569.26752
2006-01-31  2006-02-28     1.42%          1.00%         01/2006         24228.1386                28089.73876
2006-02-28  2006-03-31     5.06%          4.23%         02/2006        24572.54354                28371.87709
2006-03-31  2006-04-30     5.68%          6.45%         03/2006        25815.39615                29573.16543
2006-04-30  2006-05-31    -5.65%         -5.11%         04/2006        27282.86066                31480.62173
2006-05-31  2006-06-30    -0.70%         -1.22%         05/2006        25740.52551                29873.19735
2006-06-30  2006-07-31     1.89%          1.03%         06/2006        25561.04377                29509.32885
2006-07-31  2006-08-31     2.43%          3.26%         07/2006        26044.18223                29812.16571
2006-08-31  2006-09-30     1.01%          1.65%         08/2006        26678.30145                30784.60958
2006-09-30  2006-10-31     8.17%          6.97%         09/2006        26948.22351                31293.56121
2006-10-31  2006-11-30     5.52%          6.08%         10/2006        29149.62769                33475.41808
2006-11-30  2006-12-31     2.82%          3.73%         11/2006        30758.93006                35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006        31625.56796                36835.73688
2007-01-31  2007-02-28     2.62%          1.91%         01/2007        32446.00609                37771.32964
2007-02-28  2007-03-31     5.21%          5.16%         02/2007        33297.40415                38491.52928
2007-03-31  2007-04-30     6.98%          6.93%         03/2007        35031.16019                40477.38445
2007-04-30  2007-05-31     8.51%          3.93%         04/2007        37476.99462                43284.20999
2007-05-31  2007-06-30     4.08%          2.60%         05/2007        40665.86735                44983.41006
2007-06-30  2007-07-31     1.55%         -0.03%         06/2007        42324.45641                46153.21619
2007-07-31  2007-08-31    -7.51%         -6.44%         07/2007        42979.68205                46140.90182
2007-08-31  2007-09-30    11.70%          8.87%         08/2007        39750.35566                43171.53026
2007-09-30  2007-10-31     8.73%          6.84%         09/2007        44402.98984                47002.60658
2007-10-31  2007-11-30    -6.63%         -8.03%         10/2007        48278.44514                50215.50421
2007-11-30  2007-12-31    -1.74%         -1.38%         11/2007        45077.66425                46181.72607
2007-12-31  2008-01-31   -10.08%        -13.40%         12/2007        44292.30802                45546.18965
2008-01-31  2008-02-29     3.03%          5.94%         01/2008        39829.72697                39443.03773
2008-02-29  2008-03-31    -4.86%         -6.31%         02/2008        41036.68839                41786.09735
2008-03-31  2008-04-30     6.95%          6.69%         03/2008        39042.69123                39150.03399
2008-04-30  2008-05-31     4.36%          1.08%         04/2008        41757.31597                41769.12844
2008-05-31  2008-06-30    -9.88%        -11.19%         05/2008        43577.71138                 42219.7361
2008-06-30  2008-07-31    -5.91%         -4.60%         06/2008        39271.38057                 37496.3338
2008-07-31  2008-08-31    -7.03%         -8.12%         07/2008        36948.96628                35772.06782
2008-08-31  2008-09-30   -17.19%        -19.52%         08/2008        34352.37808                32866.37089
2008-09-30  2008-10-31   -33.30%        -35.32%         09/2008        28448.71866                26450.30161
2008-10-31  2008-11-30    -9.59%        -10.91%         10/2008        18976.64386                17107.99184
2008-11-30  2008-12-31    10.90%         11.62%         11/2008        17156.96568                15240.90591
2008-12-31  2009-01-31   -12.37%        -11.01%         12/2008        19026.86225                 17011.6769
2009-01-31  2009-02-28    -5.51%         -6.21%         01/2009        16673.53982                15138.38093
2009-02-28  2009-03-31    15.50%         14.33%         02/2009        15755.57717                14198.33404
2009-03-31  2009-04-30    14.89%         17.90%         03/2009        18198.31801                 16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009        20907.99403                 19138.9839
2009-05-31  2009-06-30     0.72%          2.82%         05/2009        26310.61968                 23727.9327
2009-06-30  2009-07-31    14.40%         14.44%         06/2009        26500.51813                24395.89769
2009-07-31  2009-08-31     4.57%          5.14%         07/2009         30317.6737                27918.80754
2009-08-31  2009-09-30     7.76%          8.38%         08/2009        31702.65934                29353.56318
2009-09-30  2009-10-31     2.18%          2.40%         09/2009         34162.2454                31812.29559
2009-10-31  2009-11-30     4.66%          2.88%         10/2009        34908.21999                32574.95601
2009-11-30  2009-12-31     2.61%          4.00%         11/2009        36535.80092                33511.53396
2009-12-31  2010-01-31    -5.44%         -6.39%         12/2009        37490.87022                34850.68161
2010-01-31  2010-02-28     1.74%          1.25%         01/2010        35449.96741                32622.21372
2010-02-28  2010-03-31     8.22%          8.24%         02/2010        36067.38339                33031.08649
2010-03-31  2010-04-30     1.32%          2.80%         03/2010        39032.74785                35753.24456
2010-04-30  2010-05-31   -13.86%        -15.10%         04/2010        39548.14504                36753.03781
2010-05-31  2010-06-30    -1.26%         -0.57%         05/2010        34067.75484                31203.76406
2010-06-30  2010-07-31    11.07%         10.17%         06/2010        33639.59447                 31025.8813
2010-07-31  2010-08-31    -0.14%         -0.22%         07/2010         37363.7917                34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010        37311.58333                34106.50072
2010-09-30  2010-10-31     4.27%          4.44%         09/2010         42971.5342                39227.22466
2010-10-31  2010-11-30    -1.37%         -1.34%         10/2010        44806.43095                40968.50656
2010-11-30  2010-12-31     9.78%         10.09%         11/2010        44194.79869                40421.36451
2010-12-31  2011-01-31    -2.16%         -2.91%         12/2010        48518.23493                44501.01994
2011-01-31  2011-02-28     0.61%          0.55%         01/2011        47468.60509                43206.90568
2011-02-28  2011-03-31     2.10%          3.07%         02/2011        47758.15816                43443.45509
2011-03-31  2011-04-30     4.20%          4.05%         03/2011        48760.12577                44776.95098
2011-04-30  2011-05-31    -2.96%         -2.29%         04/2011        50807.65243                46588.20093
2011-05-31  2011-06-30    -3.40%         -3.56%         05/2011        49303.71692                45521.78147
2011-06-30  2011-07-31     1.61%          1.48%         06/2011        47627.74843                43902.98932
2011-07-31  2011-08-31    -7.00%         -6.96%         07/2011        48396.82395                44550.56657
2011-08-31  2011-09-30   -18.67%        -18.18%         08/2011        45009.22937                41451.93249
2011-09-30  2011-10-31    15.55%         16.38%         09/2011        36607.20677                33915.26065
2011-10-31  2011-11-30    -2.69%         -6.82%         10/2011        42301.25299                39471.81922
2011-11-30  2011-12-31    -5.85%         -3.21%         11/2011        41162.44374                36780.00112
2011-12-31  2012-01-31    10.31%         10.38%         12/2011        38752.60065                35600.90329
2012-01-31  2012-02-29     7.56%          7.78%         01/2012        42748.30541                39297.23236
2012-02-29  2012-03-31    -1.50%         -3.13%         02/2012        45979.28198                42352.65578
2012-03-31  2012-04-30    -0.42%          0.54%         03/2012        45291.35121                41026.60855
2012-04-30  2012-05-31   -12.49%        -12.98%         04/2012        45099.76342                 41248.3563
2012-05-31  2012-06-30     2.07%          1.40%         05/2012        39467.08269                35894.03867
2012-06-30  2012-07-31     1.44%          3.29%         06/2012        40285.54758                36396.50327
2012-07-31  2012-08-31     3.32%          1.60%         07/2012        40867.42838                37593.17588
2012-08-31  2012-09-30     4.92%          5.32%         08/2012        42225.15026                38194.19868
2012-09-30  2012-10-31     2.25%          2.06%         09/2012        44303.72967                40226.10709
                                                     10/31/2012        45298.66151                 41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.09%      -1.27%     16.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


United Kingdom Small Company Portfolio vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                United Kingdom Small Company          MSCI UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio           Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------------- --------------------------
2002-10-31  2002-11-30     3.26%          1.85%         10/2002               10000                       10000
2002-11-30  2002-12-31    -0.25%         -2.90%         11/2002         10326.32342                 10184.73327
2002-12-31  2003-01-31    -2.47%         -7.52%         12/2002         10300.26699                 9889.741677
2003-01-31  2003-02-28    -3.31%         -2.90%         01/2003         10045.46278                  9146.50954
2003-02-28  2003-03-31    -0.95%         -0.12%         02/2003         9713.445179                 8880.979174
2003-03-31  2003-04-30     9.39%         13.39%         03/2003         9620.789103                 8870.105074
2003-04-30  2003-05-31    11.96%         14.56%         04/2003         10524.18583                 10057.78446
2003-05-31  2003-06-30     5.64%          3.29%         05/2003         11782.76418                 11522.12121
2003-06-30  2003-07-31     4.03%          6.33%         06/2003         12446.79938                 11901.70319
2003-07-31  2003-08-31     4.17%          4.76%         07/2003         12948.68646                 12654.92432
2003-08-31  2003-09-30     3.84%          2.62%         08/2003         13489.18022                 13257.17248
2003-09-30  2003-10-31     5.68%          8.11%         09/2003         14006.50998                 13605.01726
2003-10-31  2003-11-30     0.47%          0.83%         10/2003         14801.80795                 14708.35915
2003-11-30  2003-12-31     5.53%          5.61%         11/2003             14871.3                 14830.88245
2003-12-31  2004-01-31     7.44%          8.47%         12/2003         15693.25537                 15662.49826
2004-01-31  2004-02-29     5.73%          6.77%         01/2004         16860.18974                 16989.77076
2004-02-29  2004-03-31    -1.35%         -0.38%         02/2004         17825.92854                 18140.78167
2004-03-31  2004-04-30    -3.66%         -3.48%         03/2004         17584.49384                 18071.61733
2004-04-30  2004-05-31     0.14%         -0.06%         04/2004         16940.66798                 17442.81614
2004-05-31  2004-06-30     3.38%          3.47%         05/2004         16964.81145                 17432.82714
2004-06-30  2004-07-31    -3.75%         -4.53%         06/2004         17537.98014                 18037.60416
2004-07-31  2004-08-31    -0.72%         -1.37%         07/2004         16880.30589                 17221.28795
2004-08-31  2004-09-30     2.81%          3.29%         08/2004         16758.51436                 16985.59814
2004-09-30  2004-10-31     3.13%          3.81%         09/2004         17229.02192                 17543.84412
2004-10-31  2004-11-30     8.01%          8.09%         10/2004         17768.70651                 18211.46333
2004-11-30  2004-12-31     4.11%          5.77%         11/2004         19191.51136                 19683.89242
2004-12-31  2005-01-31     2.80%          2.25%         12/2004         19980.49121                 20819.35084
2005-01-31  2005-02-28     3.39%          2.37%         01/2005         20540.04827                 21286.81073
2005-02-28  2005-03-31    -2.29%         -1.25%         02/2005         21237.34245                 21790.68621
2005-03-31  2005-04-30    -3.41%         -4.52%         03/2005         20751.25102                 21518.58081
2005-04-30  2005-05-31    -1.98%         -0.89%         04/2005         20044.31185                 20545.98101
2005-05-31  2005-06-30     1.80%          1.54%         05/2005         19647.73622                  20363.7766
2005-06-30  2005-07-31     1.95%          2.97%         06/2005         20001.56596                 20677.10243
2005-07-31  2005-08-31     5.62%          4.84%         07/2005         20392.22154                 21291.23624
2005-08-31  2005-09-30    -1.19%          0.17%         08/2005         21538.14459                  22321.6205
2005-09-30  2005-10-31    -2.84%         -3.05%         09/2005         21281.07436                 22360.43851
2005-10-31  2005-11-30     4.27%          4.99%         10/2005         20677.54204                 21679.54278
2005-11-30  2005-12-31     4.37%          4.32%         11/2005         21560.97341                 22761.64224
2005-12-31  2006-01-31     7.79%          8.14%         12/2005         22503.36549                 23745.11614
2006-01-31  2006-02-28     1.35%          1.57%         01/2006         24256.63226                 25678.80942
2006-02-28  2006-03-31     1.63%          2.02%         02/2006          24583.0383                 26081.40403
2006-03-31  2006-04-30     5.00%          5.29%         03/2006         24984.05145                  26609.0508
2006-04-30  2006-05-31    -2.06%         -2.22%         04/2006         26233.72031                 28017.24683
2006-05-31  2006-06-30    -0.12%         -0.85%         05/2006         25692.81887                 27395.40001
2006-06-30  2006-07-31     0.69%         -0.78%         06/2006         25661.97335                 27162.87127
2006-07-31  2006-08-31     4.17%          3.60%         07/2006         25840.11639                 26951.71141
2006-08-31  2006-09-30     2.88%          2.93%         08/2006         26918.35056                 27921.52946
2006-09-30  2006-10-31     5.62%          5.73%         09/2006         27694.82892                 28740.12164
2006-10-31  2006-11-30     6.25%          6.48%         10/2006          29250.1886                 30386.15702
2006-11-30  2006-12-31     5.43%          4.69%         11/2006         31078.91455                 32355.38079
2006-12-31  2007-01-31     0.64%         -0.23%         12/2006         32765.53058                 33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007         32975.50193                 33794.55537
2007-02-28  2007-03-31     4.64%          4.14%         02/2007          32965.5033                 33900.02177
2007-03-31  2007-04-30     3.42%          4.96%         03/2007         34495.29462                 35302.18758
2007-04-30  2007-05-31     1.32%          0.64%         04/2007         35675.13369                 37054.44065
2007-05-31  2007-06-30    -3.69%         -2.91%         05/2007         36145.06959                 37292.47839
2007-06-30  2007-07-31    -0.58%         -0.56%         06/2007         34810.99155                 36207.10124
2007-07-31  2007-08-31    -0.61%         -3.67%         07/2007         34609.53905                 36003.55839
2007-08-31  2007-09-30    -3.48%         -5.67%         08/2007         34398.01393                  34683.7346
2007-09-30  2007-10-31     7.96%         10.99%         09/2007         33200.40601                 32718.25112
2007-10-31  2007-11-30   -11.61%        -11.57%         10/2007         35843.07328                 36313.48132
2007-11-30  2007-12-31    -5.30%         -5.02%         11/2007         31681.63172                 32111.56657
2007-12-31  2008-01-31    -6.75%         -8.05%         12/2007          30002.6359                  30499.3662
2008-01-31  2008-02-29     1.41%          3.39%         01/2008         27976.87156                 28045.22453
2008-02-29  2008-03-31    -0.41%         -1.26%         02/2008         28371.36251                 28995.40235
2008-03-31  2008-04-30     1.66%          1.86%         03/2008         28253.66968                 28630.99404
2008-04-30  2008-05-31     0.26%          0.47%         04/2008         28723.49638                 29163.51692
2008-05-31  2008-06-30    -7.99%         -6.84%         05/2008         28798.24153                 29301.51708
2008-06-30  2008-07-31    -3.55%         -3.99%         06/2008         26497.28678                 27298.28546
2008-07-31  2008-08-31    -1.69%         -2.62%         07/2008         25557.51346                  26209.1302
2008-08-31  2008-09-30   -15.47%        -18.39%         08/2008         25125.43378                 25523.09577
2008-09-30  2008-10-31   -26.86%        -27.75%         09/2008           21239.653                 20829.83263
2008-10-31  2008-11-30    -7.15%         -9.27%         10/2008         15535.10243                 15050.14501
2008-11-30  2008-12-31    -2.29%         -2.54%         11/2008         14424.67464                 13654.45043
2008-12-31  2009-01-31    -2.42%         -0.55%         12/2008         14094.70451                 13308.06844
2009-01-31  2009-02-28    -4.16%         -3.32%         01/2009         13753.88092                  13235.0837
2009-02-28  2009-03-31     4.29%          5.80%         02/2009         13182.17684                 12796.33037
2009-03-31  2009-04-30    20.91%         22.97%         03/2009         13747.40017                 13538.45221
2009-04-30  2009-05-31    10.21%         10.56%         04/2009         16622.45741                 16648.44171
2009-05-31  2009-06-30     0.43%          0.71%         05/2009         18318.85134                 18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009         18398.42995                 18536.80413
2009-07-31  2009-08-31     7.74%          9.64%         07/2009         19991.03012                 20242.59082
2009-08-31  2009-09-30     2.90%          2.31%         08/2009         21539.08204                 22194.30581
2009-09-30  2009-10-31     0.10%          0.14%         09/2009         22163.64848                 22706.30182
2009-10-31  2009-11-30    -0.35%         -1.04%         10/2009         22186.02471                 22739.17824
2009-11-30  2009-12-31     2.06%          2.47%         11/2009         22107.70793                 22502.57727
2009-12-31  2010-01-31    -1.00%         -0.46%         12/2009         22562.62069                 23058.42647
2010-01-31  2010-02-28    -3.44%         -4.48%         01/2010         22336.76863                 22951.40342
2010-02-28  2010-03-31     8.34%          8.81%         02/2010         21568.87163                 21923.41454
2010-03-31  2010-04-30     3.63%          3.99%         03/2010           23367.418                  23855.6759
2010-04-30  2010-05-31   -11.35%        -12.02%         04/2010         24215.70278                 24807.83622
2010-05-31  2010-06-30     1.89%          0.43%         05/2010          21467.2601                 21825.88192
2010-06-30  2010-07-31    13.47%         12.03%         06/2010         21872.41063                 21920.17077
2010-07-31  2010-08-31    -3.73%         -2.72%         07/2010         24817.65174                 24556.84503
2010-08-31  2010-09-30    10.65%         11.02%         08/2010         23892.98302                 23889.83015
2010-09-30  2010-10-31     5.21%          4.26%         09/2010         26436.69202                 26521.98383
2010-10-31  2010-11-30    -4.95%         -4.16%         10/2010         27813.60307                 27652.52891
2010-11-30  2010-12-31    10.16%         10.46%         11/2010         26436.69202                 26500.89745
2010-12-31  2011-01-31     1.43%          0.97%         12/2010         29123.50956                 29273.77513
2011-01-31  2011-02-28     2.98%          2.64%         01/2011         29540.38683                 29556.91796
2011-02-28  2011-03-31    -1.90%         -1.73%         02/2011         30420.46106                 30336.40823
2011-03-31  2011-04-30     8.83%          9.17%         03/2011         29840.98573                 29812.97875
2011-04-30  2011-05-31    -0.64%         -1.27%         04/2011         32475.72077                 32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011         32266.79904                  32133.8104
2011-06-30  2011-07-31    -0.71%         -0.28%         06/2011           31236.125                 31051.37887
2011-07-31  2011-08-31   -10.01%        -10.20%         07/2011         31013.59543                 30965.45914
2011-08-31  2011-09-30   -10.12%        -10.55%         08/2011         27909.89347                 27806.69897
2011-09-30  2011-10-31    10.57%         10.93%         09/2011         25085.00601                  24874.3008
2011-10-31  2011-11-30    -3.07%         -3.88%         10/2011         27735.49722                 27592.49812
2011-11-30  2011-12-31    -3.15%         -3.34%         11/2011         26883.55361                 26521.47755
2011-12-31  2012-01-31     8.79%         10.15%         12/2011         26038.03525                 25636.24738
2012-01-31  2012-02-29     8.17%          9.29%         01/2012          28327.3581                 28237.12768
2012-02-29  2012-03-31     2.11%          0.33%         02/2012          30640.7791                 30859.75401
2012-03-31  2012-04-30     1.70%          1.70%         03/2012         31287.24996                 30961.08612
2012-04-30  2012-05-31   -11.30%        -12.39%         04/2012         31817.95119                 31488.06169
2012-05-31  2012-06-30     4.86%          4.76%         05/2012         28223.65648                 27586.66253
2012-06-30  2012-07-31     1.65%          1.82%         06/2012         29596.29533                 28900.19337
2012-07-31  2012-08-31     5.44%          5.29%         07/2012         30084.88461                 29426.59945
2012-08-31  2012-09-30     5.11%          5.34%         08/2012         31721.65868                 30984.44922
2012-09-30  2012-10-31     2.17%          2.07%         09/2012         33343.21472                 32637.78817
                                                     10/31/2012         34065.93686                 33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         22.82%     -1.01%     13.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Continental Small Company Portfolio vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Continental Small Company     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     5.43%          5.48%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.88%         -2.35%         11/2002        10543.09327                10548.1194
2002-12-31  2003-01-31    -0.83%         -1.33%         12/2002        10741.33796               10300.47589
2003-01-31  2003-02-28    -2.87%         -4.40%         01/2003        10652.25104                 10163.741
2003-02-28  2003-03-31    -0.74%         -0.23%         02/2003        10346.81015                9716.82901
2003-03-31  2003-04-30    12.52%         14.70%         03/2003        10270.44992               9694.149111
2003-04-30  2003-05-31    10.02%          9.83%         04/2003          11555.847                11119.0498
2003-05-31  2003-06-30     1.70%          1.49%         05/2003        12713.97704               12212.14227
2003-06-30  2003-07-31     3.44%          3.56%         06/2003        12930.33101               12393.71256
2003-07-31  2003-08-31     2.19%          2.88%         07/2003        13375.76564               12834.98735
2003-08-31  2003-09-30     5.12%          5.67%         08/2003        13668.47982               13204.94501
2003-09-30  2003-10-31     6.11%          8.35%         09/2003        14368.44853               13953.64386
2003-10-31  2003-11-30     5.18%          5.32%         10/2003        15246.59108               15119.23334
2003-11-30  2003-12-31     6.14%          5.23%         11/2003        16035.64672               15923.77981
2003-12-31  2004-01-31     4.86%          5.03%         12/2003        17019.56102               16756.77447
2004-01-31  2004-02-29     3.26%          3.37%         01/2004        17846.79441               17599.60146
2004-02-29  2004-03-31    -2.08%         -3.45%         02/2004        18428.92161               18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004        18045.94318               17565.51607
2004-04-30  2004-05-31     1.03%          0.32%         04/2004        17831.47527               17288.89996
2004-05-31  2004-06-30     3.02%          3.57%         05/2004        18015.30491               17343.96099
2004-06-30  2004-07-31    -3.31%         -4.02%         06/2004        18559.62698               17962.61095
2004-07-31  2004-08-31     0.60%          0.32%         07/2004         17945.0698               17240.78711
2004-08-31  2004-09-30     5.16%          5.58%         08/2004        18052.61731               17295.45485
2004-09-30  2004-10-31     3.74%          4.24%         09/2004        18984.26096               18259.67829
2004-10-31  2004-11-30    10.66%         11.10%         10/2004        19694.24145                 19033.679
2004-11-30  2004-12-31     5.14%          5.00%         11/2004        21793.31421               21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004        22912.62867               22203.35873
2005-01-31  2005-02-28     6.35%          7.01%         01/2005        23236.94047               22452.31322
2005-02-28  2005-03-31    -2.76%         -2.55%         02/2005        24712.55916               24025.35429
2005-03-31  2005-04-30    -2.70%         -2.94%         03/2005        24031.50438               23411.81715
2005-04-30  2005-05-31     0.21%          1.42%         04/2005        23382.88078               22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005        23431.52754                23046.7101
2005-06-30  2005-07-31     6.17%          6.86%         06/2005        24066.17065               23784.26566
2005-07-31  2005-08-31     3.32%          2.84%         07/2005        25549.92507               25416.03849
2005-08-31  2005-09-30     2.53%          3.41%         08/2005        26397.78474               26137.73122
2005-09-30  2005-10-31    -4.95%         -6.90%         09/2005        27066.33877               27030.24424
2005-10-31  2005-11-30     0.32%          1.28%         10/2005        25725.28754               25164.72424
2005-11-30  2005-12-31     5.12%          5.80%         11/2005        25807.05895               25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005        27127.87536               26962.59783
2006-01-31  2006-02-28     2.82%          2.82%         01/2006        29729.67695               29971.15851
2006-02-28  2006-03-31     6.43%          6.46%         02/2006        30566.62012               30817.39404
2006-03-31  2006-04-30     6.88%          7.09%         03/2006        32531.61712               32808.37452
2006-04-30  2006-05-31    -4.87%         -5.14%         04/2006        34769.53038                35133.1297
2006-05-31  2006-06-30    -1.85%         -2.28%         05/2006        33077.44963               33327.25914
2006-06-30  2006-07-31    -0.28%         -1.09%         06/2006        32464.39117               32567.81027
2006-07-31  2006-08-31     2.61%          2.35%         07/2006        32372.52815               32211.48678
2006-08-31  2006-09-30     1.30%          1.05%         08/2006        33217.66794               32969.36247
2006-09-30  2006-10-31     4.99%          5.34%         09/2006        33648.91069               33315.32925
2006-10-31  2006-11-30     6.89%          7.00%         10/2006        35327.66665               35095.89795
2006-11-30  2006-12-31     4.76%          4.72%         11/2006        37762.78519               37551.88191
2006-12-31  2007-01-31     4.61%          3.20%         12/2006        39559.39578               39323.27377
2007-01-31  2007-02-28     0.09%          0.43%         01/2007        41383.46014               40582.59809
2007-02-28  2007-03-31     5.83%          5.32%         02/2007        41421.46148               40756.26296
2007-03-31  2007-04-30     5.24%          6.05%         03/2007        43834.54661               42923.45286
2007-04-30  2007-05-31     1.89%          1.74%         04/2007        46133.62774               45521.16427
2007-05-31  2007-06-30    -1.12%         -0.96%         05/2007        47007.65858               46314.80908
2007-06-30  2007-07-31    -0.58%         -0.73%         06/2007        46481.20983               45872.16695
2007-07-31  2007-08-31    -3.61%         -4.53%         07/2007        46212.97532               45536.38588
2007-08-31  2007-09-30     2.20%          1.99%         08/2007        44546.08939               43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007        45525.12436               44340.52536
2007-10-31  2007-11-30    -7.42%         -7.15%         10/2007         47719.5701                46993.8839
2007-11-30  2007-12-31    -1.99%         -2.03%         11/2007        44177.65768               43631.74618
2007-12-31  2008-01-31    -9.54%        -12.04%         12/2007        43296.76564               42747.93808
2008-01-31  2008-02-29     4.27%          6.05%         01/2008        39166.54835               37600.02267
2008-02-29  2008-03-31     3.15%          2.03%         02/2008        40838.78266               39875.47704
2008-03-31  2008-04-30     1.15%          1.71%         03/2008        42125.19475               40686.35254
2008-04-30  2008-05-31     1.89%          1.55%         04/2008        42608.92904               41381.35231
2008-05-31  2008-06-30    -8.46%         -9.24%         05/2008        43415.15286               42024.81106
2008-06-30  2008-07-31    -5.31%         -5.68%         06/2008        39740.17505                 38141.055
2008-07-31  2008-08-31    -2.78%         -2.73%         07/2008        37630.25854               35975.57986
2008-08-31  2008-09-30   -17.43%        -20.70%         08/2008         36585.5426                34993.1562
2008-09-30  2008-10-31   -26.71%        -28.14%         09/2008        30207.63165               27748.03106
2008-10-31  2008-11-30    -7.83%         -8.29%         10/2008        22139.88303               19940.70552
2008-11-30  2008-12-31    10.42%          9.24%         11/2008        20406.65827               18287.65983
2008-12-31  2009-01-31   -11.37%         -8.98%         12/2008        22533.64314               19977.57567
2009-01-31  2009-02-28    -8.69%         -8.80%         01/2009        19972.53247               18183.55312
2009-02-28  2009-03-31     7.18%          7.73%         02/2009        18237.58652               16582.57441
2009-03-31  2009-04-30    16.28%         20.82%         03/2009        19547.89437               17864.77253
2009-04-30  2009-05-31    14.55%         14.93%         04/2009        22730.10974               21583.40132
2009-05-31  2009-06-30    -1.29%         -1.28%         05/2009        26036.30752               24805.40199
2009-06-30  2009-07-31     7.93%          8.98%         06/2009         25700.3939               24487.43905
2009-07-31  2009-08-31     8.33%         10.26%         07/2009        27738.77347               26685.87974
2009-08-31  2009-09-30     8.53%          9.58%         08/2009        30050.33792               29424.58439
2009-09-30  2009-10-31    -2.85%         -2.73%         09/2009        32614.96231               32244.66525
2009-10-31  2009-11-30     3.00%          2.06%         10/2009        31686.72276               31364.64914
2009-11-30  2009-12-31    -0.35%          0.45%         11/2009        32636.05867               32009.47746
2009-12-31  2010-01-31    -1.69%         -1.33%         12/2009        32522.67922               32153.78839
2010-01-31  2010-02-28    -2.12%         -2.85%         01/2010        31972.16512                31725.0131
2010-02-28  2010-03-31     7.37%          8.11%         02/2010        31294.60931               30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010         33602.5338               33321.86211
2010-04-30  2010-05-31   -14.25%        -15.47%         04/2010        33284.92951                33111.4966
2010-05-31  2010-06-30    -0.70%         -1.49%         05/2010        28542.03878               27989.11207
2010-06-30  2010-07-31    11.98%         11.98%         06/2010         28341.0236               27570.69336
2010-07-31  2010-08-31    -4.60%         -4.75%         07/2010        31735.93015               30874.03721
2010-08-31  2010-09-30    13.82%         15.43%         08/2010        30274.83113               29406.79431
2010-09-30  2010-10-31     5.61%          6.42%         09/2010        34457.43487               33944.46414
2010-10-31  2010-11-30    -7.80%         -7.58%         10/2010        36392.03819                36122.0978
2010-11-30  2010-12-31    12.99%         14.00%         11/2010        33554.61997               33385.52507
2010-12-31  2011-01-31     2.79%          2.26%         12/2010        37912.48199               38059.63329
2011-01-31  2011-02-28     1.66%          1.70%         01/2011        38971.61062               38920.23437
2011-02-28  2011-03-31     3.38%          3.37%         02/2011        39620.05672               39580.17969
2011-03-31  2011-04-30     6.70%          6.99%         03/2011        40960.17866               40915.82839
2011-04-30  2011-05-31    -3.41%         -3.81%         04/2011        43705.26715               43773.90829
2011-05-31  2011-06-30    -3.25%         -3.23%         05/2011        42213.84111               42104.23024
2011-06-30  2011-07-31    -5.69%         -6.07%         06/2011         40842.0281               40744.73056
2011-07-31  2011-08-31   -10.25%        -10.45%         07/2011        38516.97171               38271.79312
2011-08-31  2011-09-30   -15.15%        -15.02%         08/2011        34568.76276               34273.42512
2011-09-30  2011-10-31    10.31%         10.96%         09/2011        29331.23693               29124.54759
2011-10-31  2011-11-30    -6.68%         -7.81%         10/2011        32354.84826               32316.29841
2011-11-30  2011-12-31    -3.91%         -3.40%         11/2011          30191.973               29790.89992
2011-12-31  2012-01-31     9.47%          9.92%         12/2011        29011.83514                28778.2188
2012-01-31  2012-02-29     6.35%          7.67%         01/2012        31757.99358               31632.41729
2012-02-29  2012-03-31     0.20%         -0.81%         02/2012        33773.31953               34060.10035
2012-03-31  2012-04-30    -2.36%         -1.67%         03/2012        33839.91954               33784.16926
2012-04-30  2012-05-31   -13.68%        -13.71%         04/2012        33042.12183               33220.96598
2012-05-31  2012-06-30     4.30%          4.93%         05/2012        28521.26813                 28665.408
2012-06-30  2012-07-31    -0.99%         -0.36%         06/2012        29746.85042               30077.80583
2012-07-31  2012-08-31     4.46%          4.36%         07/2012        29452.32715               29970.97203
2012-08-31  2012-09-30     5.26%          5.38%         08/2012        30766.35404               31277.87995
2012-09-30  2012-10-31     1.75%          1.72%         09/2012        32384.95122               32961.53496
                                                     10/31/2012        32952.70984               33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         1.85%      -7.14%     12.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Real Estate Securities Portfolio vs. S&P Global ex US REIT Index (net div.)
March 1, 2007 - October 31, 2012

                                                                DFA International Real Estate   S&P Global ex US
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Securities Portfolio      REIT Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- ---------------------
2007-03-01  2007-03-31     4.80%          3.43%         03/2007                10000                     10000
2007-03-31  2007-04-30     0.86%          1.44%         03/2007                10480               10343.27182
2007-04-30  2007-05-31     1.99%          1.48%         04/2007                10570               10491.71529
2007-05-31  2007-06-30    -6.67%         -6.12%         05/2007                10780               10646.63491
2007-06-30  2007-07-31    -5.99%         -4.83%         06/2007          10061.01755               9995.032835
2007-07-31  2007-08-31     2.34%          1.57%         07/2007          9458.561405               9512.547111
2007-08-31  2007-09-30     4.66%          5.04%         08/2007          9679.461991               9662.108035
2007-09-30  2007-10-31     0.80%          0.98%         09/2007          10130.21217               10149.19055
2007-10-31  2007-11-30    -7.33%         -7.96%         10/2007          10211.17291               10249.07561
2007-11-30  2007-12-31    -4.94%         -3.95%         11/2007          9462.286097               9432.928586
2007-12-31  2008-01-31    -4.08%         -5.87%         12/2007          8994.757351               9060.715155
2008-01-31  2008-02-29    -0.49%          1.24%         01/2008          8627.410202               8529.163087
2008-02-29  2008-03-31     0.24%         -0.96%         02/2008           8585.42767               8635.041758
2008-03-31  2008-04-30     0.61%          1.77%         03/2008          8606.073165               8552.223253
2008-04-30  2008-05-31    -3.77%         -4.09%         04/2008          8658.741912               8703.485753
2008-05-31  2008-06-30   -10.59%        -10.10%         05/2008          8332.195683                8347.70396
2008-06-30  2008-07-31    -3.15%         -2.71%         06/2008          7449.797292               7504.992029
2008-07-31  2008-08-31    -3.40%         -2.92%         07/2008          7214.989929               7301.260032
2008-08-31  2008-09-30    -7.35%        -10.16%         08/2008          6969.509501               7087.953495
2008-09-30  2008-10-31   -30.91%        -28.75%         09/2008          6457.202524               6367.958219
2008-10-31  2008-11-30    -6.94%         -6.69%         10/2008          4461.339926               4537.392452
2008-11-30  2008-12-31     4.16%          3.05%         11/2008          4151.821128                   4233.75
2008-12-31  2009-01-31   -10.43%         -9.53%         12/2008          4324.566724               4362.993596
2009-01-31  2009-02-28   -13.35%        -13.02%         01/2009          3873.403275               3947.402672
2009-02-28  2009-03-31     6.89%          5.90%         02/2009          3356.215906               3433.414816
2009-03-31  2009-04-30    10.12%         11.45%         03/2009          3587.299624               3636.039527
2009-04-30  2009-05-31    13.37%         11.12%         04/2009          3950.431182               4052.542435
2009-05-31  2009-06-30     2.21%          2.37%         05/2009          4478.622538               4503.143502
2009-06-30  2009-07-31     8.89%          8.94%         06/2009          4577.658417               4609.943595
2009-07-31  2009-08-31    11.04%         12.18%         07/2009          4984.805921               5022.019097
2009-08-31  2009-09-30     6.36%          6.79%         08/2009           5535.00525               5633.816682
2009-09-30  2009-10-31    -2.06%         -1.58%         09/2009          5887.132821                  6016.632
2009-10-31  2009-11-30     1.15%          0.07%         10/2009          5766.088969               5921.551199
2009-11-30  2009-12-31     1.60%          1.72%         11/2009          5832.112889               5925.690117
2009-12-31  2010-01-31    -3.73%         -3.25%         12/2009          5925.173157               6027.380187
2010-01-31  2010-02-28     0.43%         -0.38%         01/2010          5703.901131                5831.46623
2010-02-28  2010-03-31     3.43%          3.48%         02/2010          5728.486912               5809.069866
2010-03-31  2010-04-30     0.83%          1.17%         03/2010          5925.173158               6011.152528
2010-04-30  2010-05-31   -10.49%        -10.98%         04/2010          5974.344721               6081.700689
2010-05-31  2010-06-30     0.23%          0.39%         05/2010          5347.407312               5413.772495
2010-06-30  2010-07-31    11.70%         10.89%         06/2010          5359.700203               5434.678068
2010-07-31  2010-08-31     0.21%          0.29%         07/2010          5986.637612               6026.398411
2010-08-31  2010-09-30     9.63%          9.59%         08/2010          5998.930502               6043.942257
2010-09-30  2010-10-31     4.30%          4.09%         09/2010           6576.69635               6623.547569
2010-10-31  2010-11-30    -6.27%         -6.14%         10/2010          6859.432829               6894.463204
2010-11-30  2010-12-31     8.84%          8.89%         11/2010          6429.181666               6471.120421
2010-12-31  2011-01-31     0.40%         -0.02%         12/2010          6997.235115               7046.482953
2011-01-31  2011-02-28     4.17%          4.03%         01/2011          7025.112546               7045.186568
2011-02-28  2011-03-31     0.19%          0.25%         02/2011          7317.825569               7329.355956
2011-03-31  2011-04-30     6.27%          6.21%         03/2011          7331.764284                7347.92639
2011-04-30  2011-05-31    -0.54%         -0.55%         04/2011          7791.741893                7804.14478
2011-05-31  2011-06-30    -0.72%         -0.98%         05/2011          7749.925748               7760.854089
2011-06-30  2011-07-31    -1.63%         -1.44%         06/2011          7694.170885               7685.015219
2011-07-31  2011-08-31    -4.05%         -4.14%         07/2011          7568.722446               7574.711428
2011-08-31  2011-09-30   -12.86%        -12.32%         08/2011          7262.070709               7261.428915
2011-09-30  2011-10-31     7.93%          8.20%         09/2011          6328.176779               6367.000016
2011-10-31  2011-11-30    -2.04%         -4.12%         10/2011          6829.970531               6889.281131
2011-11-30  2011-12-31    -3.52%         -2.51%         11/2011          6690.583378               6605.679049
2011-12-31  2012-01-31     6.85%          6.48%         12/2011          6454.829161               6439.872824
2012-01-31  2012-02-29     3.42%          4.02%         01/2012          6896.940748               6857.089596
2012-02-29  2012-03-31     1.24%          0.38%         02/2012          7132.733593               7132.597052
2012-03-31  2012-04-30     2.04%          2.40%         03/2012           7221.15591               7159.344852
2012-04-30  2012-05-31    -5.80%         -6.52%         04/2012          7368.526439               7331.359588
2012-05-31  2012-06-30     6.58%          6.84%         05/2012          6941.151906               6853.460017
2012-06-30  2012-07-31     4.58%          5.43%         06/2012          7398.000546               7322.026425
2012-07-31  2012-08-31     1.52%          0.94%         07/2012          7736.952761               7719.405494
2012-08-31  2012-09-30     2.25%          2.67%         08/2012          7854.849184               7791.951809
2012-09-30  2012-10-31     4.04%          3.68%         09/2012           8031.69382                7999.77718
                                                     10/31/2012          8355.908984               8294.554257

                      One Year Five Years From 03/01/2007
                      -------- ---------- ---------------
                      22.34%     -3.93%        -3.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (net div.) June 4, 2008 - October 31, 2012

                                                                           DFA Global            S&P Global REIT
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Real Estate Securities Portfolio Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------------- ----------------
2008-06-04  2008-06-30   -10.00%        -10.30%         06/2008                 10000                    10000
2008-06-30  2008-07-31     0.22%          0.27%         06/2008                  9000               8970.16008
2008-07-31  2008-08-31    -0.22%         -0.17%         07/2008                  9020              8994.617996
2008-08-31  2008-09-30    -3.22%         -4.76%         08/2008           9000.000001              8979.202338
2008-09-30  2008-10-31   -30.65%        -30.56%         09/2008           8709.999998              8552.065137
2008-10-31  2008-11-30   -16.56%        -16.57%         10/2008           6039.999999               5938.93191
2008-11-30  2008-12-31    11.74%         10.30%         11/2008           5039.999999              4954.839345
2008-12-31  2009-01-31   -14.47%        -14.04%         12/2008           5631.592804              5465.268898
2009-01-31  2009-02-28   -17.34%        -17.26%         01/2009           4816.895834              4697.672714
2009-02-28  2009-03-31     5.12%          4.72%         02/2009           3981.831441              3886.936588
2009-03-31  2009-04-30    20.68%         20.90%         03/2009           4185.505683               4070.43606
2009-04-30  2009-05-31     7.66%          6.37%         04/2009           5051.121214              4921.278726
2009-05-31  2009-06-30    -0.56%         -0.51%         05/2009           5438.102273              5234.902563
2009-06-30  2009-07-31     9.79%          9.74%         06/2009           5407.551138              5208.161978
2009-07-31  2009-08-31    12.35%         13.03%         07/2009           5937.104168              5715.596453
2009-08-31  2009-09-30     6.56%          6.64%         08/2009            6670.33144              6460.227522
2009-09-30  2009-10-31    -3.30%         -3.13%         09/2009           7108.231062              6888.887147
2009-10-31  2009-11-30     4.15%          3.35%         10/2009           6874.005684              6673.052512
2009-11-30  2009-12-31     4.36%          4.38%         11/2009           7159.149623              6896.880445
2009-12-31  2010-01-31    -4.53%         -4.37%         12/2009           7471.244084              7198.878092
2010-01-31  2010-02-28     3.21%          2.63%         01/2010           7133.129388              6884.343501
2010-02-28  2010-03-31     6.96%          6.95%         02/2010           7362.174828              7065.680397
2010-03-31  2010-04-30     4.16%          4.36%         03/2010           7874.800332              7556.929558
2010-04-30  2010-05-31    -7.45%         -7.82%         04/2010           8202.008102              7886.770518
2010-05-31  2010-06-30    -2.87%         -2.96%         05/2010           7591.220265              7269.795161
2010-06-30  2010-07-31    10.65%         10.17%         06/2010           7373.081751              7054.408182
2010-07-31  2010-08-31    -0.53%         -0.64%         07/2010           8158.380397              7771.860493
2010-08-31  2010-09-30     6.59%          6.58%         08/2010           8114.752693               7722.44567
2010-09-30  2010-10-31     4.41%          4.43%         09/2010            8649.19205              8230.819452
2010-10-31  2010-11-30    -3.86%         -3.85%         10/2010           9030.934449              8595.326764
2010-11-30  2010-12-31     6.53%          6.35%         11/2010           8681.912829              8264.420094
2010-12-31  2011-01-31     2.15%          1.80%         12/2010           9248.981237              8788.835512
2011-01-31  2011-02-28     4.33%          4.32%         01/2011           9447.507351              8947.220621
2011-02-28  2011-03-31    -0.71%         -0.82%         02/2011           9856.237583              9333.786833
2011-03-31  2011-04-30     5.97%          5.91%         03/2011           9786.169542              9257.528121
2011-04-30  2011-05-31     0.56%          0.49%         04/2011           10370.06987              9804.232076
2011-05-31  2011-06-30    -2.24%         -2.39%         05/2011            10428.4599              9852.533063
2011-06-30  2011-07-31     0.23%          0.31%         06/2011           10194.89977              9617.216142
2011-07-31  2011-08-31    -4.80%         -5.12%         07/2011           10218.25579               9646.76484
2011-08-31  2011-09-30   -11.76%        -11.58%         08/2011            9727.77951               9152.79548
2011-09-30  2011-10-31    11.70%         11.84%         09/2011           8583.334861              8093.322045
2011-10-31  2011-11-30    -3.05%         -3.97%         10/2011           9587.643429              9051.923334
2011-11-30  2011-12-31     1.30%          1.72%         11/2011           9295.693265              8692.952504
2011-12-31  2012-01-31     6.40%          6.44%         12/2011           9416.755791              8842.563223
2012-01-31  2012-02-29     0.72%          0.81%         01/2012           10019.62108              9412.152305
2012-02-29  2012-03-31     3.58%          3.19%         02/2012           10091.96491              9488.739703
2012-03-31  2012-04-30     2.54%          2.69%         03/2012           10453.68409              9791.430141
2012-04-30  2012-05-31    -5.06%         -5.34%         04/2012           10718.94481              10054.95509
2012-05-31  2012-06-30     6.04%          6.00%         05/2012           10176.36606              9518.194729
2012-06-30  2012-07-31     2.91%          3.21%         06/2012           10791.28865              10089.60469
2012-07-31  2012-08-31     0.43%          0.33%         07/2012            11104.7786              10413.17889
2012-08-31  2012-09-30    -0.32%         -0.23%         08/2012           11153.00782              10447.58394
2012-09-30  2012-10-31     1.19%          0.92%         09/2012            11116.8359              10423.83382
                                                     10/31/2012           11249.46627              10519.92204

                            One Year From 06/04/2008
                            -------- ---------------
                            17.33%        2.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                    DFA International         MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Value Portfolio Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     2.20%          2.80%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.23%         -1.63%         11/2002        10220.38567               10280.36127
2002-12-31  2003-01-31     0.27%         -1.08%         12/2002        10345.87623               10112.68225
2003-01-31  2003-02-28     0.54%         -0.73%         01/2003        10373.99002               10003.91088
2003-02-28  2003-03-31    -0.94%         -0.97%         02/2003        10430.21761               9930.581866
2003-03-31  2003-04-30     9.52%          9.17%         03/2003        10331.81933               9834.520856
2003-04-30  2003-05-31    10.06%          8.84%         04/2003        11315.80213               10735.97888
2003-05-31  2003-06-30     5.64%          5.21%         05/2003        12454.41079               11685.10077
2003-06-30  2003-07-31     4.06%          3.02%         06/2003        13157.25564               12294.46488
2003-07-31  2003-08-31     5.54%          6.58%         07/2003        13691.41773                12665.5097
2003-08-31  2003-09-30     5.64%          5.72%         08/2003        14450.49017               13499.13838
2003-09-30  2003-10-31     5.71%          7.97%         09/2003         15265.7902               14270.80405
2003-10-31  2003-11-30     0.44%          0.09%         10/2003        16137.31782               15408.62594
2003-11-30  2003-12-31     6.27%          6.10%         11/2003        16207.60231                15422.1918
2003-12-31  2004-01-31     6.10%          4.30%         12/2003        17223.89293               16363.49193
2004-01-31  2004-02-29     3.07%          3.03%         01/2004        18274.30578               17067.32826
2004-02-29  2004-03-31     4.20%          3.85%         02/2004        18835.48525               17584.05338
2004-03-31  2004-04-30    -3.52%         -3.57%         03/2004         19626.8922                18261.7357
2004-04-30  2004-05-31    -0.99%         -1.08%         04/2004        18936.20977               17609.59632
2004-05-31  2004-06-30     4.55%          5.05%         05/2004        18749.14995               17419.67417
2004-06-30  2004-07-31    -3.48%         -4.41%         06/2004         19602.0768               18299.37792
2004-07-31  2004-08-31     1.23%          0.52%         07/2004        18920.13926               17492.39211
2004-08-31  2004-09-30     2.66%          2.74%         08/2004        19152.28821               17583.07566
2004-09-30  2004-10-31     3.26%          3.70%         09/2004        19661.20496                 18064.114
2004-10-31  2004-11-30     8.75%          8.00%         10/2004         20302.0146               18732.50797
2004-11-30  2004-12-31     5.16%          4.66%         11/2004        22078.80498               20230.49754
2004-12-31  2005-01-31     2.79%          1.54%         12/2004        23218.50509               21173.63089
2005-01-31  2005-02-28     4.74%          4.25%         01/2005          23866.814               21499.82279
2005-02-28  2005-03-31    -0.94%         -1.63%         02/2005        24997.58535                22413.3801
2005-03-31  2005-04-30    -1.95%         -2.82%         03/2005        24762.08069               22048.44603
2005-04-30  2005-05-31    -1.49%          0.24%         04/2005        24279.50664               21427.47149
2005-05-31  2005-06-30     2.35%          2.65%         05/2005        23917.57611                21477.9463
2005-06-30  2005-07-31     3.80%          4.34%         06/2005        24479.11656               22047.59053
2005-07-31  2005-08-31     3.90%          3.07%         07/2005         25409.4755                23005.5119
2005-08-31  2005-09-30     2.34%          4.05%         08/2005        26400.84159                23711.5481
2005-09-30  2005-10-31    -2.32%         -3.64%         09/2005        27017.81428               24672.76927
2005-10-31  2005-11-30     1.86%          3.33%         10/2005        26390.56038               23773.87776
2005-11-30  2005-12-31     6.44%          7.77%         11/2005         26880.1244                24566.4422
2005-12-31  2006-01-31     7.33%          7.13%         12/2005        28611.84883               26476.05196
2006-01-31  2006-02-28     0.21%         -1.26%         01/2006        30708.54575               28363.54081
2006-02-28  2006-03-31     4.77%          4.70%         02/2006         30773.0595               28007.52844
2006-03-31  2006-04-30     4.15%          4.65%         03/2006        32240.74735               29324.27312
2006-04-30  2006-05-31    -4.80%         -5.53%         04/2006         33579.4077               30689.17052
2006-05-31  2006-06-30    -1.86%         -2.44%         05/2006        31966.56392               28993.19262
2006-06-30  2006-07-31    -0.36%         -2.44%         06/2006        31371.49468               28287.15642
2006-07-31  2006-08-31     2.55%          2.92%         07/2006        31257.71206               27596.27488
2006-08-31  2006-09-30     0.95%         -0.27%         08/2006        32054.19042               28403.13848
2006-09-30  2006-10-31     4.39%          3.97%         09/2006        32358.39765               28326.75409
2006-10-31  2006-11-30     4.83%          4.30%         10/2006        33777.33948               29451.37675
2006-11-30  2006-12-31     3.75%          2.96%         11/2006         35408.3071               30718.13549
2006-12-31  2007-01-31     2.67%          2.04%         12/2006        36736.01328               31627.53749
2007-01-31  2007-02-28     1.81%          1.75%         01/2007        37715.17404                32272.7106
2007-02-28  2007-03-31     4.35%          3.31%         02/2007        38397.08958               32838.96678
2007-03-31  2007-04-30     2.97%          3.86%         03/2007        40065.44585               33927.45354
2007-04-30  2007-05-31     1.91%          1.48%         04/2007        41254.64284               35235.68238
2007-05-31  2007-06-30    -0.42%         -0.22%         05/2007        42041.61144               35756.40447
2007-06-30  2007-07-31    -0.25%         -0.62%         06/2007        41864.28685               35678.49384
2007-07-31  2007-08-31    -4.10%         -5.27%         07/2007        41758.34601               35458.88265
2007-08-31  2007-09-30     2.08%          2.26%         08/2007        40045.63584               33588.85261
2007-09-30  2007-10-31     3.94%          6.75%         09/2007        40878.91553               34347.37477
2007-10-31  2007-11-30    -8.12%         -8.22%         10/2007        42489.99449               36666.45619
2007-11-30  2007-12-31    -3.12%         -2.93%         11/2007        39037.68244               33651.89447
2007-12-31  2008-01-31    -6.60%         -9.69%         12/2007        37818.16915               32665.84943
2008-01-31  2008-02-29     2.19%          4.75%         01/2008         35324.0261               29499.34371
2008-02-29  2008-03-31     0.93%         -1.10%         02/2008        36097.40379               30900.25113
2008-03-31  2008-04-30     1.70%          2.43%         03/2008        36432.92044               30559.07123
2008-04-30  2008-05-31     2.20%          2.02%         04/2008        37052.72557               31302.66056
2008-05-31  2008-06-30    -8.74%         -7.72%         05/2008        37866.21982               31934.98609
2008-06-30  2008-07-31    -4.44%         -5.04%         06/2008         34558.3639               29469.08612
2008-07-31  2008-08-31    -3.22%         -3.70%         07/2008        33022.43662               27983.11507
2008-08-31  2008-09-30   -14.39%        -17.59%         08/2008        31959.10235               26948.38903
2008-09-30  2008-10-31   -21.76%        -24.69%         09/2008        27359.58617               22208.12594
2008-10-31  2008-11-30    -5.55%         -4.85%         10/2008        21404.96908                16725.9932
2008-11-30  2008-12-31     9.09%          6.67%         11/2008        20218.00222                15915.4982
2008-12-31  2009-01-31    -8.43%         -5.81%         12/2008        22056.30379               16976.82197
2009-01-31  2009-02-28   -10.99%         -9.13%         01/2009        20196.61544               15990.85442
2009-02-28  2009-03-31     6.52%          6.42%         02/2009        17976.98741               14530.25847
2009-03-31  2009-04-30    16.21%         15.42%         03/2009        19149.83234               15463.34586
2009-04-30  2009-05-31    13.77%         14.80%         04/2009        22254.66917               17847.05291
2009-05-31  2009-06-30    -0.33%          1.20%         05/2009         25319.4436               20488.08275
2009-06-30  2009-07-31     9.31%          8.04%         06/2009        25235.54408               20734.19195
2009-07-31  2009-08-31     8.66%          7.71%         07/2009        27584.92058               22400.38324
2009-08-31  2009-09-30     4.71%          5.62%         08/2009        29974.80356               24126.94183
2009-09-30  2009-10-31    -3.56%         -1.54%         09/2009        31387.09855               25482.95277
2009-10-31  2009-11-30     0.47%          0.78%         10/2009          30271.203               25089.83656
2009-11-30  2009-12-31     1.17%          1.26%         11/2009        30413.22607               25285.39782
2009-12-31  2010-01-31    -1.92%         -1.32%         12/2009        30770.32764               25605.13818
2010-01-31  2010-02-28    -0.95%         -0.57%         01/2010        30178.98271               25267.75281
2010-02-28  2010-03-31     8.12%          7.43%         02/2010        29893.50584               25123.10577
2010-03-31  2010-04-30     1.26%          1.98%         03/2010        32320.05917               26990.81055
2010-04-30  2010-05-31   -13.46%        -12.02%         04/2010        32727.88326               27524.18506
2010-05-31  2010-06-30    -2.01%         -0.94%         05/2010        28323.38308               24217.06723
2010-06-30  2010-07-31     9.73%          8.58%         06/2010        27754.01313               23989.84633
2010-07-31  2010-08-31    -4.67%         -2.60%         07/2010        30453.17847               26047.28284
2010-08-31  2010-09-30    11.23%         11.35%         08/2010         29031.4807               25370.52793
2010-09-30  2010-10-31     3.13%          4.12%         09/2010        32291.35236               28249.16302
2010-10-31  2010-11-30    -2.85%         -2.62%         10/2010        33301.10109               29413.47921
2010-11-30  2010-12-31    12.32%         11.31%         11/2010         32353.1737               28642.44678
2010-12-31  2011-01-31     2.09%          0.52%         12/2010        36340.06099               31880.68407
2011-01-31  2011-02-28     2.90%          2.84%         01/2011        37100.66693               32047.93572
2011-02-28  2011-03-31     0.50%         -0.09%         02/2011        38178.19199               32959.15007
2011-03-31  2011-04-30     4.30%          4.96%         03/2011        38368.34347               32928.70757
2011-04-30  2011-05-31    -3.43%         -2.77%         04/2011        40016.32298               34561.32949
2011-05-31  2011-06-30    -2.18%         -2.16%         05/2011        38643.00672               33604.25511
2011-06-30  2011-07-31    -1.92%         -0.55%         06/2011        37800.09835               32877.18471
2011-07-31  2011-08-31    -9.51%         -7.90%         07/2011        37073.58431               32697.80079
2011-08-31  2011-09-30   -11.80%        -11.48%         08/2011         33547.8544               30114.81104
2011-09-30  2011-10-31     7.61%          8.12%         09/2011        29589.60546               26657.38383
2011-10-31  2011-11-30    -3.23%         -5.02%         10/2011        31840.98849               28821.61096
2011-11-30  2011-12-31    -2.66%         -1.95%         11/2011        30811.78482               27373.73844
2011-12-31  2012-01-31    10.01%          8.26%         12/2011        29993.36925               26841.00507
2012-01-31  2012-02-29     5.96%          5.66%         01/2012        32997.12346               29057.81172
2012-02-29  2012-03-31     0.13%         -0.66%         02/2012        34962.81555               30703.77339
2012-03-31  2012-04-30    -2.78%         -0.52%         03/2012        35006.98841               30500.40725
2012-04-30  2012-05-31   -12.72%        -11.75%         04/2012        34035.18558               30341.79301
2012-05-31  2012-06-30     4.93%          3.45%         05/2012         29706.2457               26776.21775
2012-06-30  2012-07-31    -0.29%          0.77%         06/2012        31171.05716                27700.1125
2012-07-31  2012-08-31     3.67%          2.87%         07/2012        31081.48516               27914.05878
2012-08-31  2012-09-30     4.67%          4.74%         08/2012        32223.52821               28715.67731
2012-09-30  2012-10-31     0.93%          0.49%         09/2012        33729.92979               30076.12527
                                                     10/31/2012        34044.32328               30222.67959

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.92%      -4.33%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net div.) August 14, 2008 - October 31, 2012

                                                                International Vector    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio   USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2008-08-14  2008-08-31     0.50%          0.52%         08/2008           10000                10000
2008-08-31  2008-09-30   -12.94%        -14.44%         08/2008           10050          10052.06939
2008-09-30  2008-10-31   -22.97%        -20.80%         09/2008     8750.000002          8600.768752
2008-10-31  2008-11-30    -5.93%         -5.42%         10/2008     6740.000001          6811.639984
2008-11-30  2008-12-31     7.22%          5.27%         11/2008     6340.000002          6442.245585
2008-12-31  2009-01-31   -10.78%         -9.33%         12/2008     6797.589343          6781.851034
2009-01-31  2009-02-28   -11.09%        -10.12%         01/2009      6064.61442          6149.056066
2009-02-28  2009-03-31     9.48%          6.59%         02/2009     5391.884013          5526.576248
2009-03-31  2009-04-30    17.21%         12.90%         03/2009     5902.989202          5890.752975
2009-04-30  2009-05-31    15.41%         12.65%         04/2009     6918.665368          6650.415967
2009-05-31  2009-06-30    -0.66%         -1.04%         05/2009     7984.622531          7491.468867
2009-06-30  2009-07-31     9.87%          9.39%         06/2009     7931.868696          7413.892361
2009-07-31  2009-08-31     6.42%          4.79%         07/2009     8714.886503          8110.039659
2009-08-31  2009-09-30     5.03%          4.13%         08/2009     9274.184936          8498.716158
2009-09-30  2009-10-31    -3.46%         -1.61%         09/2009     9740.444039          8849.359501
2009-10-31  2009-11-30     2.17%          2.47%         10/2009     9403.863248          8707.299651
2009-11-30  2009-12-31     1.12%          1.59%         11/2009     9607.851608          8922.740415
2009-12-31  2010-01-31    -3.48%         -4.69%         12/2009     9715.325668          9064.978379
2010-01-31  2010-02-28    -0.22%         -0.10%         01/2010     9377.490319           8640.06291
2010-02-28  2010-03-31     7.93%          6.44%         02/2010     9357.015448          8631.404207
2010-03-31  2010-04-30     0.20%         -1.49%         03/2010     10099.39563          9187.037066
2010-04-30  2010-05-31   -12.35%        -11.03%         04/2010     10119.88122          9050.055812
2010-05-31  2010-06-30    -1.51%         -1.45%         05/2010     8870.260261          8051.384335
2010-06-30  2010-07-31    10.56%          9.24%         06/2010     8736.260406          7934.911348
2010-07-31  2010-08-31    -4.18%         -2.99%         07/2010     9658.593948          8668.297762
2010-08-31  2010-09-30    11.18%          9.59%         08/2010     9254.425317          8409.204567
2010-09-30  2010-10-31     3.84%          3.56%         09/2010     10289.41938          9215.873596
2010-10-31  2010-11-30    -3.60%         -4.23%         10/2010     10684.36679          9544.181032
2010-11-30  2010-12-31    10.65%          8.05%         11/2010     10299.81273          9139.990028
2010-12-31  2011-01-31     2.31%          2.15%         12/2010      11396.5556          9875.956309
2011-01-31  2011-02-28     3.34%          3.71%         01/2011     11659.87712          10088.70327
2011-02-28  2011-03-31    -1.40%         -2.00%         02/2011     12049.59298          10462.78756
2011-03-31  2011-04-30     5.06%          5.45%         03/2011     11880.95555          10253.19172
2011-04-30  2011-05-31    -3.30%         -2.96%         04/2011     12482.38935          10811.59736
2011-05-31  2011-06-30    -2.06%         -1.42%         05/2011     12070.88201          10491.09449
2011-06-30  2011-07-31    -2.35%         -1.65%         06/2011      11822.7466          10341.67887
2011-07-31  2011-08-31    -8.89%         -8.45%         07/2011     11544.81585          10171.08399
2011-08-31  2011-09-30   -11.97%        -10.04%         08/2011        10518.61          9311.188853
2011-09-30  2011-10-31     8.48%          9.73%         09/2011     9259.564258          8376.132319
2011-10-31  2011-11-30    -3.10%         -4.62%         10/2011     10044.63765          9190.739787
2011-11-30  2011-12-31    -2.76%         -1.09%         11/2011     9732.759178          8766.010708
2011-12-31  2012-01-31     8.18%          5.40%         12/2011      9464.12349           8670.35826
2012-01-31  2012-02-29     5.29%          5.50%         01/2012     10238.05882          9138.473251
2012-02-29  2012-03-31     0.00%         -0.74%         02/2012     10779.81355           9640.89324
2012-03-31  2012-04-30    -2.46%         -1.70%         03/2012      10779.8706          9569.537587
2012-04-30  2012-05-31   -12.32%        -11.40%         04/2012     10514.24751          9407.114841
2012-05-31  2012-06-30     5.70%          6.55%         05/2012     9219.334921          8334.662277
2012-06-30  2012-07-31    -0.46%          1.25%         06/2012     9745.079301          8880.777458
2012-07-31  2012-08-31     3.48%          2.85%         07/2012     9700.067389          8991.355876
2012-08-31  2012-09-30     3.96%          3.04%         08/2012     10037.65674          9247.890447
2012-09-30  2012-10-31     0.97%          0.70%         09/2012     10435.29317          9528.671005
                                                     10/31/2012     10536.93564          9595.444724

                            One Year From 08/14/2008
                            -------- ---------------
                            4.90%         1.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

World Ex U.S. Value Portfolio vs. MSCI All Country World ex USA Index (net div.) August 23, 2010 - October 31, 2012

                                                                 World Ex U.S.        MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Portfolio World ex USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------- -----------------------------
2010-08-23  2010-08-31    -1.10%         -0.80%         08/2010         10000                  10000
2010-08-31  2010-09-30    11.02%          9.95%         08/2010          9890             9919.63902
2010-09-30  2010-10-31     3.37%          3.41%         09/2010         10980            10906.45191
2010-10-31  2010-11-30    -4.41%         -3.86%         10/2010         11350             11277.9668
2010-11-30  2010-12-31     9.30%          7.83%         11/2010         10850            10842.76388
2010-12-31  2011-01-31     2.22%          0.98%         12/2010   11859.03339            11691.82335
2011-01-31  2011-02-28     2.17%          2.63%         01/2011   12122.11775            11806.89963
2011-02-28  2011-03-31    -0.60%         -0.23%         02/2011    12385.2021            12117.90216
2011-03-31  2011-04-30     4.77%          4.89%         03/2011   12311.32196            12090.03991
2011-04-30  2011-05-31    -3.61%         -2.88%         04/2011   12899.02293            12680.68759
2011-05-31  2011-06-30    -1.57%         -1.45%         05/2011   12432.91527            12315.00308
2011-06-30  2011-07-31    -2.60%         -1.36%         06/2011   12237.65652            12136.31095
2011-07-31  2011-08-31   -10.49%         -8.57%         07/2011   11919.92842            11970.71607
2011-08-31  2011-09-30   -12.71%        -11.13%         08/2011    10669.5146            10944.85409
2011-09-30  2011-10-31    10.18%         10.53%         09/2011   9313.529931            9727.230334
2011-10-31  2011-11-30    -3.71%         -5.10%         10/2011   10261.36705            10751.94292
2011-11-30  2011-12-31    -2.94%         -1.12%         11/2011   9880.171687            10203.25329
2011-12-31  2012-01-31     8.68%          6.78%         12/2011   9589.990747            10089.17208
2012-01-31  2012-02-29     5.39%          5.62%         01/2012   10422.09407              10773.674
2012-02-29  2012-03-31    -1.57%         -1.38%         02/2012   10983.76381            11378.90666
2012-03-31  2012-04-30    -3.46%         -1.58%         03/2012   10811.07453            11222.40248
2012-04-30  2012-05-31   -12.06%        -11.36%         04/2012   10436.48484            11045.46269
2012-05-31  2012-06-30     6.30%          5.90%         05/2012   9177.447286            9791.158967
2012-06-30  2012-07-31    -0.54%          1.41%         06/2012   9755.419868            10368.62815
2012-07-31  2012-08-31     3.49%          2.09%         07/2012   9702.573605            10515.15608
2012-08-31  2012-09-30     4.32%          3.74%         08/2012   10040.78968            10735.02446
2012-09-30  2012-10-31     0.61%          0.39%         09/2012   10474.51887             11136.0532
                                                     10/31/2012   10538.12931            11179.33451

                            One Year From 08/23/2010
                            -------- ---------------
                            2.70%         2.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Selectively Hedged Global Equity Portfolio vs. MSCI All Country World Index (Net Div)
November 14, 2011 - October 31, 2012

                                                                  Selectively Hedged      MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Global Equity Portfolio World Index (Net Div)
---------   ---------- ----------- ----------------- ---------- ----------------------- ---------------------
2011-11-14  2011-11-30    -0.80%         -1.27%         11/2011             10000                  10000
2011-11-30  2011-12-31    -0.92%         -0.20%         11/2011              9920              9873.3175
2011-12-31  2012-01-31     7.17%          5.81%         12/2011       9828.401674            9853.398339
2012-01-31  2012-02-29     5.16%          5.03%         01/2012       10533.30753             10426.3073
2012-02-29  2012-03-31     0.57%          0.66%         02/2012       11077.09205            10950.89422
2012-03-31  2012-04-30    -1.81%         -1.14%         03/2012       11140.56114            11023.62419
2012-04-30  2012-05-31    -8.93%         -8.97%         04/2012       10939.10434            10897.59352
2012-05-31  2012-06-30     4.82%          4.94%         05/2012       9962.038852            9920.511187
2012-06-30  2012-07-31     0.19%          1.37%         06/2012       10442.36564            10410.49989
2012-07-31  2012-08-31     2.72%          2.17%         07/2012       10462.72113            10552.99319
2012-08-31  2012-09-30     3.48%          3.15%         08/2012       10747.69797             10782.4894
2012-09-30  2012-10-31    -0.09%         -0.67%         09/2012       11121.75467             11122.1116
                                                     10/31/2012       11111.53246            11047.92843

                                From 11/14/2011
                                ---------------
                                   11.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                                MSCI
                                                                 Emerging     Emerging
                                                                  Markets   Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Portfolio   (net div.)
---------   ---------- ----------- ----------------- ---------- ----------- -------------
2002-10-31  2002-11-30     7.45%          6.88%         10/2002       10000        10000
2002-11-30  2002-12-31    -4.00%         -3.33%         11/2002 10745.34162  10688.20463
2002-12-31  2003-01-31    -0.12%         -0.44%         12/2002 10315.11682  10332.68124
2003-01-31  2003-02-28    -1.59%         -2.81%         01/2003 10302.52205  10287.11002
2003-02-28  2003-03-31    -1.61%         -2.86%         02/2003 10138.79004  9998.077641
2003-03-31  2003-04-30    13.38%          8.89%         03/2003 9975.058025  9712.550745
2003-04-30  2003-05-31     7.35%          7.15%         04/2003 11310.10367  10576.25547
2003-05-31  2003-06-30     3.84%          5.67%         05/2003 12141.35851  11332.42116
2003-06-30  2003-07-31     2.00%          6.22%         06/2003 12607.36501   11974.8284
2003-07-31  2003-08-31     4.51%          6.69%         07/2003 12859.26042  12719.45993
2003-08-31  2003-09-30     4.40%          0.73%         08/2003 13438.61985  13570.61278
2003-09-30  2003-10-31     7.63%          8.51%         09/2003 14030.57405  13669.44466
2003-10-31  2003-11-30    -1.00%          1.22%         10/2003 15101.12952  14832.47204
2003-11-30  2003-12-31    10.51%          7.24%         11/2003 14949.99228  15012.94766
2003-12-31  2004-01-31     1.85%          3.49%         12/2003 16521.50097   16099.9853
2004-01-31  2004-02-29     4.39%          4.59%         01/2004  16827.4547  16662.21886
2004-02-29  2004-03-31     0.65%          1.25%         02/2004 17566.84286  17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17681.5755   17644.0921
2004-04-30  2004-05-31    -1.23%         -2.00%         04/2004 16559.74519  16199.38255
2004-05-31  2004-06-30     1.80%          0.43%         05/2004 16355.77604  15876.20003
2004-06-30  2004-07-31    -0.08%         -1.83%         06/2004 16650.95828  15943.82184
2004-07-31  2004-08-31     2.78%          4.15%         07/2004 16638.10041  15651.96247
2004-08-31  2004-09-30     5.58%          5.77%         08/2004 17100.98419  16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004 18055.80847  17241.52745
2004-10-31  2004-11-30     8.70%          9.26%         10/2004 18559.87184  17653.47774
2004-11-30  2004-12-31     6.40%          4.80%         11/2004 20175.45957   19287.7093
2004-12-31  2005-01-31     0.79%          0.25%         12/2004 21467.04118  20214.06032
2005-01-31  2005-02-28     7.46%          8.72%         01/2005 21636.17545  20265.39862
2005-02-28  2005-03-31    -6.88%         -6.61%         02/2005 23249.45612  22033.51685
2005-03-31  2005-04-30    -2.41%         -2.68%         03/2005 21650.40595  20577.38623
2005-04-30  2005-05-31     2.96%          3.48%         04/2005 21129.33722  20024.99063
2005-05-31  2005-06-30     2.97%          3.40%         05/2005  21754.6197  20722.01549
2005-06-30  2005-07-31     6.41%          6.99%         06/2005 22400.82669  21426.05132
2005-07-31  2005-08-31     0.61%          0.86%         07/2005 23836.27061  22923.68229
2005-08-31  2005-09-30     7.92%          9.31%         08/2005 23981.13192   23119.9891
2005-09-30  2005-10-31    -5.02%         -6.54%         09/2005 25881.50169  25272.80535
2005-10-31  2005-11-30     7.22%          8.27%         10/2005 24582.78834  23620.93331
2005-11-30  2005-12-31     5.76%          5.91%         11/2005 26358.58006    25574.955
2005-12-31  2006-01-31     9.52%         11.17%         12/2005 27876.37477  27086.60788
2006-01-31  2006-02-28    -0.31%         -0.12%         01/2006 30529.99122   30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006 30436.17649  30076.21583
2006-03-31  2006-04-30     5.96%          7.12%         03/2006 30850.06928  30341.27525
2006-04-30  2006-05-31   -11.57%        -10.48%         04/2006 32687.66036  32501.78094
2006-05-31  2006-06-30    -0.15%         -0.24%         05/2006 28905.17361  29096.49107
2006-06-30  2006-07-31     1.83%          1.43%         06/2006 28860.37114  29025.36378
2006-07-31  2006-08-31     3.13%          2.55%         07/2006 29387.56293  29440.93262
2006-08-31  2006-09-30     1.35%          0.83%         08/2006 30306.76913  30191.10507
2006-09-30  2006-10-31     5.94%          4.75%         09/2006 30714.43419  30442.48182
2006-10-31  2006-11-30     6.37%          7.43%         10/2006 32540.40321  31887.98293
2006-11-30  2006-12-31     4.03%          4.50%         11/2006 34611.65166  34258.36502
2006-12-31  2007-01-31     1.45%         -1.08%         12/2006 36006.71469  35800.88873
2007-01-31  2007-02-28    -1.58%         -0.59%         01/2007  36530.1482  35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007 35951.61644  35205.20002
2007-03-31  2007-04-30     6.34%          4.63%         03/2007 37590.03764  36607.13479
2007-04-30  2007-05-31     6.69%          4.95%         04/2007 39973.86335  38301.93602
2007-05-31  2007-06-30     1.63%          4.69%         05/2007 42647.05519  40199.01976
2007-06-30  2007-07-31     2.37%          5.28%         06/2007 43340.76112  42083.39264
2007-07-31  2007-08-31    -1.75%         -2.13%         07/2007  44367.7276  44303.84785
2007-08-31  2007-09-30     8.81%         11.04%         08/2007 43590.56378   43362.3024
2007-09-30  2007-10-31    10.92%         11.15%         09/2007 47431.78844  48150.94986
2007-10-31  2007-11-30    -6.53%         -7.09%         10/2007 52610.47988  53520.78318
2007-11-30  2007-12-31    -0.41%          0.35%         11/2007 49176.63056  49726.86787
2007-12-31  2008-01-31    -8.74%        -12.48%         12/2007 48975.27654  49901.25085
2008-01-31  2008-02-29     3.17%          7.38%         01/2008 44695.59983   43673.8733
2008-02-29  2008-03-31    -3.12%         -5.29%         02/2008 46112.42113  46897.54641
2008-03-31  2008-04-30     7.11%          8.12%         03/2008 44673.03969  44415.76252
2008-04-30  2008-05-31     0.58%          1.86%         04/2008  47848.2934  48020.26653
2008-05-31  2008-06-30   -10.29%         -9.97%         05/2008 48126.31101  48911.10737
2008-06-30  2008-07-31    -1.33%         -3.77%         06/2008 43173.37154  44032.83828
2008-07-31  2008-08-31    -5.96%         -7.99%         07/2008 42598.11992  42371.91524
2008-08-31  2008-09-30   -13.95%        -17.50%         08/2008 40061.11278  38987.53211
2008-09-30  2008-10-31   -26.35%        -27.37%         09/2008 34471.94699  32164.58346
2008-10-31  2008-11-30    -9.09%         -7.53%         10/2008 25388.62618  23361.83389
2008-11-30  2008-12-31     7.79%          7.80%         11/2008 23080.56925  21603.22571
2008-12-31  2009-01-31    -7.65%         -6.46%         12/2008 24879.66464  23288.18785
2009-01-31  2009-02-28    -6.56%         -5.64%         01/2009 22977.54961  21784.22273
2009-02-28  2009-03-31    14.45%         14.37%         02/2009  21471.0745  20555.33038
2009-03-31  2009-04-30    14.77%         16.64%         03/2009 24574.41705  23509.27602
2009-04-30  2009-05-31    17.04%         17.09%         04/2009   28204.902  27421.45939
2009-05-31  2009-06-30    -0.88%         -1.35%         05/2009 33009.95561  32106.85072
2009-06-30  2009-07-31    11.40%         11.24%         06/2009 32719.45461  31674.35664
2009-07-31  2009-08-31     0.34%         -0.36%         07/2009 36450.48581  35236.07119
2009-08-31  2009-09-30     8.76%          9.08%         08/2009  36573.3181  35109.92688
2009-09-30  2009-10-31    -2.10%          0.12%         09/2009 39777.95592   38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009 38944.42484  38344.23233
2009-11-30  2009-12-31     3.58%          3.95%         11/2009 41259.78898  39991.33055
2009-12-31  2010-01-31    -5.48%         -5.58%         12/2009 42735.73871  41570.63621
2010-01-31  2010-02-28     1.21%          0.35%         01/2010 40394.70009  39252.15628
2010-02-28  2010-03-31     8.34%          8.07%         02/2010 40881.76181   39390.3133
2010-03-31  2010-04-30     0.57%          1.21%         03/2010 44291.67311   42570.3986
2010-04-30  2010-05-31    -9.33%         -8.80%         04/2010 44543.50921  43086.13887
2010-05-31  2010-06-30     0.15%         -0.74%         05/2010 40388.21366   39296.4307
2010-06-30  2010-07-31     8.78%          8.33%         06/2010 40449.89618  39007.56331
2010-07-31  2010-08-31    -2.34%         -1.94%         07/2010 44001.74908  42255.92483
2010-08-31  2010-09-30    11.34%         11.11%         08/2010 42971.07748  41435.27509
2010-09-30  2010-10-31     3.00%          2.90%         09/2010 47842.98284  46039.95583
2010-10-31  2010-11-30    -2.27%         -2.64%         10/2010 49278.27233  47376.79589
2010-11-30  2010-12-31     8.09%          7.14%         11/2010 48161.93606  46126.15023
2010-12-31  2011-01-31    -2.61%         -2.71%         12/2010 52059.25944  49417.68963
2011-01-31  2011-02-28    -0.74%         -0.93%         01/2011 50700.89651  48076.93112
2011-02-28  2011-03-31     5.53%          5.88%         02/2011 50327.34671  47628.60177
2011-03-31  2011-04-30     3.48%          3.10%         03/2011 53111.99073  50428.86654
2011-04-30  2011-05-31    -2.78%         -2.62%         04/2011 54962.76022  51993.18073
2011-05-31  2011-06-30    -1.22%         -1.54%         05/2011 53434.60192  50629.43612
2011-06-30  2011-07-31    -0.81%         -0.44%         06/2011 52783.60604  49850.56795
2011-07-31  2011-08-31    -8.12%         -8.94%         07/2011 52356.69237  49629.16113
2011-08-31  2011-09-30   -15.14%        -14.58%         08/2011 48104.63223  45194.09196
2011-09-30  2011-10-31    12.48%         13.25%         09/2011 40823.31789  38605.04085
2011-10-31  2011-11-30    -3.52%         -6.66%         10/2011 45917.62736  43718.55662
2011-11-30  2011-12-31    -2.95%         -1.21%         11/2011 44299.83988  40804.88147
2011-12-31  2012-01-31    10.73%         11.34%         12/2011 42993.82498  40313.07288
2012-01-31  2012-02-29     5.40%          5.99%         01/2012 47606.12004  44885.64739
2012-02-29  2012-03-31    -2.63%         -3.34%         02/2012 50174.53534  47574.28607
2012-03-31  2012-04-30    -1.81%         -1.20%         03/2012 48854.15283  45986.28864
2012-04-30  2012-05-31   -10.78%        -11.21%         04/2012 47967.86869  45436.70648
2012-05-31  2012-06-30     4.89%          3.86%         05/2012 42794.86325  40341.21113
2012-06-30  2012-07-31     0.81%          1.95%         06/2012 44887.31089  41898.19616
2012-07-31  2012-08-31     0.60%         -0.33%         07/2012 45251.36045  42715.46911
2012-08-31  2012-09-30     5.58%          6.03%         08/2012 45524.39763  42573.22844
2012-09-30  2012-10-31    -0.57%         -0.61%         09/2012 48066.69862  45142.17877
                                                     10/31/2012 47791.61259   44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.08%      -1.90%     16.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Small Cap Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 Emerging Markets        MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Portfolio Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ------------------------
2002-10-31  2002-11-30     7.68%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.40%         -3.33%         11/2002      10767.8245           10688.20463
2002-12-31  2003-01-31     1.80%         -0.44%         12/2002     10401.29308           10332.68124
2003-01-31  2003-02-28    -1.06%         -2.81%         01/2003      10588.3667           10287.11002
2003-02-28  2003-03-31    -0.89%         -2.86%         02/2003     10476.12253           9998.077641
2003-03-31  2003-04-30    12.97%          8.89%         03/2003     10382.58572           9712.550745
2003-04-30  2003-05-31     7.50%          7.15%         04/2003     11729.51576           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12608.76176           11332.42116
2003-06-30  2003-07-31     1.99%          6.22%         06/2003     13151.27524            11974.8284
2003-07-31  2003-08-31     6.00%          6.69%         07/2003     13413.17831           12719.45993
2003-08-31  2003-09-30     3.82%          0.73%         08/2003     14217.59485           13570.61278
2003-09-30  2003-10-31     8.62%          8.51%         09/2003     14760.10834           13669.44466
2003-10-31  2003-11-30     1.98%          1.22%         10/2003     16032.20893           14832.47204
2003-11-30  2003-12-31     9.93%          7.24%         11/2003     16350.23408           15012.94766
2003-12-31  2004-01-31     2.97%          3.49%         12/2003     17973.65769            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18506.77466           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19287.41022           17426.29823
2004-03-31  2004-04-30    -5.63%         -8.19%         03/2004     19611.08838            17644.0921
2004-04-30  2004-05-31    -4.22%         -2.00%         04/2004     18506.77467           16199.38255
2004-05-31  2004-06-30     0.83%          0.43%         05/2004     17726.13911           15876.20003
2004-06-30  2004-07-31     0.64%         -1.83%         06/2004     17873.22791           15943.82184
2004-07-31  2004-08-31     3.30%          4.15%         07/2004     17988.04522           15651.96247
2004-08-31  2004-09-30     5.56%          5.77%         08/2004     18581.26799           16301.04143
2004-09-30  2004-10-31     2.45%          2.39%         09/2004     19615.25972           17241.52745
2004-10-31  2004-11-30     9.47%          9.26%         10/2004     20096.02589           17653.47774
2004-11-30  2004-12-31     5.30%          4.80%         11/2004     21999.85993            19287.7093
2004-12-31  2005-01-31     2.78%          0.25%         12/2004     23165.02671           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     23808.49966           20265.39862
2005-02-28  2005-03-31    -6.97%         -6.61%         02/2005     25316.63943           22033.51685
2005-03-31  2005-04-30    -3.68%         -2.68%         03/2005     23550.83068           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     22684.54692           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23127.76186           20722.01549
2005-06-30  2005-07-31     5.48%          6.99%         06/2005     23713.88192           21426.05132
2005-07-31  2005-08-31     0.65%          0.86%         07/2005     25013.27271           22923.68229
2005-08-31  2005-09-30     6.56%          9.31%         08/2005     25175.69655            23119.9891
2005-09-30  2005-10-31    -4.88%         -6.54%         09/2005     26827.17702           25272.80535
2005-10-31  2005-11-30     7.13%          8.27%         10/2005     25518.53424           23620.93331
2005-11-30  2005-12-31     6.55%          5.91%         11/2005     27338.36561             25574.955
2005-12-31  2006-01-31     9.65%         11.17%         12/2005     29129.72841           27086.60788
2006-01-31  2006-02-28     1.05%         -0.12%         01/2006     31941.96443            30111.9491
2006-02-28  2006-03-31     1.83%          0.88%         02/2006     32277.75381           30076.21583
2006-03-31  2006-04-30     8.12%          7.12%         03/2006      32867.3813           30341.27525
2006-04-30  2006-05-31   -10.53%        -10.48%         04/2006     35536.27991           32501.78094
2006-05-31  2006-06-30    -4.41%         -0.24%         05/2006     31795.61887           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30392.25289           29025.36378
2006-07-31  2006-08-31     3.47%          2.55%         07/2006     31091.16881           29440.93262
2006-08-31  2006-09-30     2.77%          0.83%         08/2006     32171.31161           30191.10507
2006-09-30  2006-10-31     7.54%          4.75%         09/2006     33061.93462           30442.48182
2006-10-31  2006-11-30     7.61%          7.43%         10/2006      35554.3614           31887.98293
2006-11-30  2006-12-31     4.54%          4.50%         11/2006      38259.8161           34258.36502
2006-12-31  2007-01-31     1.88%         -1.08%         12/2006     39997.46853           35800.88873
2007-01-31  2007-02-28     0.89%         -0.59%         01/2007     40749.12938           35415.39915
2007-02-28  2007-03-31     4.43%          3.98%         02/2007     41113.57101           35205.20002
2007-03-31  2007-04-30     7.64%          4.63%         03/2007     42935.77914           36607.13479
2007-04-30  2007-05-31     7.93%          4.95%         04/2007     46215.75377           38301.93602
2007-05-31  2007-06-30     2.99%          4.69%         05/2007     49882.94765           40199.01976
2007-06-30  2007-07-31     4.86%          5.28%         06/2007     51373.07789           42083.39264
2007-07-31  2007-08-31    -4.17%         -2.13%         07/2007     53869.58503           44303.84785
2007-08-31  2007-09-30     6.87%         11.04%         08/2007     51625.01898            43362.3024
2007-09-30  2007-10-31     7.50%         11.15%         09/2007      55172.5344           48150.94986
2007-10-31  2007-11-30    -8.02%         -7.09%         10/2007     59308.75106           53520.78318
2007-11-30  2007-12-31     1.19%          0.35%         11/2007      54552.1019           49726.86787
2007-12-31  2008-01-31   -12.06%        -12.48%         12/2007     55203.09732           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     48546.18072            43673.8733
2008-02-29  2008-03-31    -4.74%         -5.29%         02/2008     49951.52978           46897.54641
2008-03-31  2008-04-30     6.12%          8.12%         03/2008     47584.93673           44415.76252
2008-04-30  2008-05-31    -0.64%          1.86%         04/2008     50495.78304           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     50175.09659           48911.10737
2008-06-30  2008-07-31    -1.57%         -3.77%         06/2008     44393.86212           44032.83828
2008-07-31  2008-08-31    -6.04%         -7.99%         07/2008     43696.70668           42371.91524
2008-08-31  2008-09-30   -18.06%        -17.50%         08/2008      41057.4754           38987.53211
2008-09-30  2008-10-31   -30.34%        -27.37%         09/2008     33640.76609           32164.58346
2008-10-31  2008-11-30    -6.12%         -7.53%         10/2008     23432.88041           23361.83389
2008-11-30  2008-12-31    14.08%          7.80%         11/2008     21999.75361           21603.22571
2008-12-31  2009-01-31    -7.69%         -6.46%         12/2008     25098.21276           23288.18785
2009-01-31  2009-02-28    -6.14%         -5.64%         01/2009       23167.581           21784.22273
2009-02-28  2009-03-31    13.76%         14.37%         02/2009     21745.01024           20555.33038
2009-03-31  2009-04-30    20.25%         16.64%         03/2009     24737.14625           23509.27602
2009-04-30  2009-05-31    22.91%         17.09%         04/2009     29745.59209           27421.45939
2009-05-31  2009-06-30    -0.50%         -1.35%         05/2009     36559.11234           32106.85072
2009-06-30  2009-07-31    12.68%         11.24%         06/2009     36377.95602           31674.35664
2009-07-31  2009-08-31     1.19%         -0.36%         07/2009     40992.49589           35236.07119
2009-08-31  2009-09-30     8.34%          9.08%         08/2009     41479.58621           35109.92688
2009-09-30  2009-10-31    -0.11%          0.12%         09/2009     44939.17255            38296.8602
2009-10-31  2009-11-30     5.85%          4.30%         10/2009     44887.72531           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     47511.53504           39991.33055
2009-12-31  2010-01-31    -4.43%         -5.58%         12/2009     50130.46794           41570.63621
2010-01-31  2010-02-28     1.72%          0.35%         01/2010     47910.47812           39252.15628
2010-02-28  2010-03-31     8.54%          8.07%         02/2010     48736.52084            39390.3133
2010-03-31  2010-04-30     1.61%          1.21%         03/2010     52898.58192            42570.3986
2010-04-30  2010-05-31   -10.09%         -8.80%         04/2010     53750.95164           43086.13887
2010-05-31  2010-06-30     2.65%         -0.74%         05/2010     48326.78065            39296.4307
2010-06-30  2010-07-31     9.18%          8.33%         06/2010     49605.02608           39007.56331
2010-07-31  2010-08-31     0.48%         -1.94%         07/2010     54157.13911           42255.92483
2010-08-31  2010-09-30    12.11%         11.11%         08/2010     54417.25986           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     61007.92681           46039.95583
2010-10-31  2010-11-30    -2.72%         -2.64%         10/2010     63439.87587           47376.79589
2010-11-30  2010-12-31     5.75%          7.14%         11/2010     61713.97653           46126.15023
2010-12-31  2011-01-31    -4.24%         -2.71%         12/2010     65262.00898           49417.68963
2011-01-31  2011-02-28    -2.95%         -0.93%         01/2011     62495.29039           48076.93112
2011-02-28  2011-03-31     5.55%          5.88%         02/2011     60650.81133           47628.60177
2011-03-31  2011-04-30     5.25%          3.10%         03/2011     64014.27315           50428.86654
2011-04-30  2011-05-31    -2.29%         -2.62%         04/2011     67377.73496           51993.18073
2011-05-31  2011-06-30    -0.81%         -1.54%         05/2011     65831.62751           50629.43612
2011-06-30  2011-07-31     1.13%         -0.44%         06/2011     65298.14039           49850.56795
2011-07-31  2011-08-31    -9.51%         -8.94%         07/2011     66035.20134           49629.16113
2011-08-31  2011-09-30   -17.79%        -14.58%         08/2011       59756.534           45194.09196
2011-09-30  2011-10-31    11.02%         13.25%         09/2011     49128.28936           38605.04085
2011-10-31  2011-11-30    -4.89%         -6.66%         10/2011     54541.19372           43718.55662
2011-11-30  2011-12-31    -2.65%         -1.21%         11/2011     51875.95656           40804.88147
2011-12-31  2012-01-31    11.27%         11.34%         12/2011     50498.74336           40313.07288
2012-01-31  2012-02-29     8.17%          5.99%         01/2012     56191.53497           44885.64739
2012-02-29  2012-03-31    -2.61%         -3.34%         02/2012     60779.75506           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     59193.70367           45986.28864
2012-04-30  2012-05-31    -9.17%        -11.21%         04/2012     57777.58636           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     52481.30761           40341.21113
2012-06-30  2012-07-31    -1.26%          1.95%         06/2012     54491.14635           41898.19616
2012-07-31  2012-08-31     2.60%         -0.33%         07/2012     53807.15707           42715.46911
2012-08-31  2012-09-30     5.85%          6.03%         08/2012      55203.6352           42573.22844
2012-09-30  2012-10-31    -0.39%         -0.61%         09/2012       58430.911           45142.17877
                                                     10/31/2012     58201.88243            44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.71%      -0.38%     19.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Emerging Markets Value Portfolio - Class R2 vs. MSCI Emerging Markets Index (net div.)
January 29, 2008 - October 31,2012

                                                                                        MSCI Emerging
                                                                  Emerging Markets      Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns EndDate Value Portfolio - Class R2  (net div.)
---------   ---------- ----------- ----------------- ------- -------------------------- -------------
01/29/2008  01/31/2008     0.50%         -1.29%      01/2008          $10,000              $10,000
            02/29/2008     3.98%          7.38%      01/2008          $10,050              $ 9,871
            03/31/2008    -3.38%         -5.29%      02/2008          $10,450              $10,599
            04/30/2008     7.67%          8.12%      03/2008          $10,097              $10,038
            05/31/2008     0.83%          1.86%      04/2008          $10,872              $10,853
            06/30/2008   -11.72%         -9.97%      05/2008          $10,962              $11,054
            07/31/2008    -1.94%         -3.77%      06/2008          $ 9,677              $ 9,952
            08/31/2008    -8.59%         -7.99%      07/2008          $ 9,489              $ 9,576
            09/30/2008   -17.29%        -17.50%      08/2008          $ 8,674              $ 8,811
            10/31/2008   -31.01%        -27.37%      09/2008          $ 7,174              $ 7,269
            11/30/2008    -7.68%         -7.53%      10/2008          $ 4,949              $ 5,280
            12/31/2008    12.06%          7.80%      11/2008          $ 4,569              $ 4,882
            01/31/2009    -8.70%         -6.46%      12/2008          $ 5,120              $ 5,263
            02/28/2009    -8.84%         -5.64%      01/2009          $ 4,675              $ 4,923
            03/31/2009    17.37%         14.37%      02/2009          $ 4,262              $ 4,646
            04/30/2009    19.87%         16.64%      03/2009          $ 5,002              $ 5,313
            05/31/2009    22.46%         17.09%      04/2009          $ 5,996              $ 6,197
            06/30/2009    -1.38%         -1.35%      05/2009          $ 7,342              $ 7,256
            07/31/2009    13.21%         11.24%      06/2009          $ 7,241              $ 7,159
            08/31/2009     0.83%         -0.36%      07/2009          $ 8,197              $ 7,964
            09/30/2009     9.31%          9.08%      08/2009          $ 8,265              $ 7,935
            10/31/2009    -2.34%          0.12%      09/2009          $ 9,035              $ 8,655
            11/30/2009     6.40%          4.30%      10/2009          $ 8,823              $ 8,666
            12/31/2009     4.89%          3.95%      11/2009          $ 9,388              $ 9,038
            01/31/2010    -5.58%         -5.58%      12/2009          $ 9,847              $ 9,395
            02/28/2010     0.54%          0.35%      01/2010          $ 9,297              $ 8,871
            03/31/2010     8.56%          8.07%      02/2010          $ 9,347              $ 8,902
            04/30/2010     0.99%          1.21%      03/2010          $10,147              $ 9,621
            05/31/2010   -10.73%         -8.80%      04/2010          $10,246              $ 9,738
            06/30/2010     0.57%         -0.74%      05/2010          $ 9,147              $ 8,881
            07/31/2010     9.64%          8.33%      06/2010          $ 9,199              $ 8,816
            08/31/2010    -2.20%         -1.94%      07/2010          $10,085              $ 9,550
            09/30/2010    11.84%         11.11%      08/2010          $ 9,864              $ 9,365
            10/31/2010     3.74%          2.90%      09/2010          $11,031              $10,405
            11/30/2010    -3.61%         -2.64%      10/2010          $11,444              $10,707
            12/31/2010     8.42%          7.14%      11/2010          $11,031              $10,425
            01/31/2011    -3.15%         -2.71%      12/2010          $11,960              $11,169
            02/28/2011    -1.66%         -0.93%      01/2011          $11,583              $10,866
            03/31/2011     5.72%          5.88%      02/2011          $11,391              $10,764
            04/30/2011     3.51%          3.10%      03/2011          $12,043              $11,397
            05/31/2011    -3.82%         -2.62%      04/2011          $12,466              $11,751
            06/30/2011    -2.10%         -1.54%      05/2011          $11,990              $11,443
            07/31/2011    -0.85%         -0.44%      06/2011          $11,738              $11,267
            08/31/2011   -10.18%         -8.94%      07/2011          $11,639              $11,217
            09/30/2011   -17.95%        -14.58%      08/2011          $10,454              $10,214
            10/31/2011    13.09%         13.25%      09/2011          $ 8,577              $ 8,725
            11/30/2011    -5.10%         -6.66%      10/2011          $ 9,701              $ 9,881
            12/31/2011    -3.59%         -1.21%      11/2011          $ 9,206              $ 9,222
            01/31/2012    13.83%         11.34%      12/2011          $ 8,875              $ 9,111
            02/29/2012     6.06%          5.99%      01/2012          $10,102              $10,144
            03/31/2012    -4.31%         -3.34%      02/2012          $10,714              $10,752
            04/30/2012    -3.27%         -1.20%      03/2012          $10,253              $10,393
            05/31/2012   -11.10%        -11.21%      04/2012          $ 9,918              $10,269
            06/30/2012     4.50%          3.86%      05/2012          $ 8,817              $ 9,117
            07/31/2012    -0.63%          1.95%      06/2012          $ 9,214              $ 9,469
            08/31/2012     1.35%         -0.33%      07/2012          $ 9,155              $ 9,654
            09/30/2012     6.40%          6.03%      08/2012          $ 9,279              $ 9,622
            10/31/2012    -1.33%         -0.61%      09/2012          $ 9,873              $10,202
                                                     10/2012          $ 9,742              $10,140

                            One Year Since 1/29/2008
                            -------- ---------------
                            0.43%         -0.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Value Portfolio-Institutional Class vs. MSCI Emerging Markets Index (net div.)
October 31, 2002 - October 31, 2012

                                                                 Emerging Markets
                                                                 Value Portfolio-   MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class   Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ---------------------
2002-10-31  2002-11-30     7.81%          6.88%         10/2002           10000                10000
2002-11-30  2002-12-31    -2.98%         -3.33%         11/2002     10781.04994          10688.20463
2002-12-31  2003-01-31     1.51%         -0.44%         12/2002     10459.32273          10332.68124
2003-01-31  2003-02-28    -0.87%         -2.81%         01/2003     10617.00096          10287.11002
2003-02-28  2003-03-31    -2.25%         -2.86%         02/2003     10525.02199          9998.077641
2003-03-31  2003-04-30    13.15%          8.89%         03/2003     10288.50464          9712.550745
2003-04-30  2003-05-31     7.45%          7.15%         04/2003     11641.90947          10576.25547
2003-05-31  2003-06-30     4.41%          5.67%         05/2003     12509.13975          11332.42116
2003-06-30  2003-07-31     2.31%          6.22%         06/2003     13061.01356           11974.8284
2003-07-31  2003-08-31     6.59%          6.69%         07/2003     13363.23017          12719.45993
2003-08-31  2003-09-30     4.89%          0.73%         08/2003      14243.6003          13570.61278
2003-09-30  2003-10-31     8.88%          8.51%         09/2003     14940.01249          13669.44466
2003-10-31  2003-11-30     1.13%          1.22%         10/2003     16267.13761          14832.47204
2003-11-30  2003-12-31    12.03%          7.24%         11/2003     16451.09555          15012.94766
2003-12-31  2004-01-31     2.75%          3.49%         12/2003     18430.57107           16099.9853
2004-01-31  2004-02-29     6.47%          4.59%         01/2004     18936.61276          16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20161.76633          17426.29823
2004-03-31  2004-04-30    -7.05%         -8.19%         03/2004     20414.78718           17644.0921
2004-04-30  2004-05-31    -2.95%         -2.00%         04/2004     18976.56342          16199.38255
2004-05-31  2004-06-30     1.82%          0.43%         05/2004     18417.25419          15876.20003
2004-06-30  2004-07-31     1.29%         -1.83%         06/2004     18752.83395          15943.82184
2004-07-31  2004-08-31     4.44%          4.15%         07/2004     18993.94182          15651.96247
2004-08-31  2004-09-30     6.59%          5.77%         08/2004     19837.81934          16301.04143
2004-09-30  2004-10-31     3.12%          2.39%         09/2004     21144.61687          17241.52745
2004-10-31  2004-11-30    10.82%          9.26%         10/2004     21804.96501          17653.47774
2004-11-30  2004-12-31     6.43%          4.80%         11/2004     24163.35121           19287.7093
2004-12-31  2005-01-31     1.64%          0.25%         12/2004     25716.54763          20214.06032
2005-01-31  2005-02-28     9.11%          8.72%         01/2005     26138.57674          20265.39862
2005-02-28  2005-03-31    -7.31%         -6.61%         02/2005      28520.9991          22033.51685
2005-03-31  2005-04-30    -3.56%         -2.68%         03/2005     26435.86373          20577.38623
2005-04-30  2005-05-31     1.44%          3.48%         04/2005     25495.13417          20024.99063
2005-05-31  2005-06-30     3.29%          3.40%         05/2005     25863.24574          20722.01549
2005-06-30  2005-07-31     7.28%          6.99%         06/2005     26713.04067          21426.05132
2005-07-31  2005-08-31     1.59%          0.86%         07/2005     28656.55911          22923.68229
2005-08-31  2005-09-30     8.02%          9.31%         08/2005     29111.42512           23119.9891
2005-09-30  2005-10-31    -6.26%         -6.54%         09/2005     31447.29509          25272.80535
2005-10-31  2005-11-30     7.38%          8.27%         10/2005     29480.10746          23620.93331
2005-11-30  2005-12-31     6.27%          5.91%         11/2005      31655.0966            25574.955
2005-12-31  2006-01-31     9.56%         11.17%         12/2005     33640.94678          27086.60788
2006-01-31  2006-02-28     0.38%         -0.12%         01/2006      36855.5888           30111.9491
2006-02-28  2006-03-31     3.38%          0.88%         02/2006     36996.58187          30076.21583
2006-03-31  2006-04-30     8.72%          7.12%         03/2006     38246.39699          30341.27525
2006-04-30  2006-05-31   -10.84%        -10.48%         04/2006     41582.00293          32501.78094
2006-05-31  2006-06-30    -0.91%         -0.24%         05/2006     37073.28134          29096.49107
2006-06-30  2006-07-31     2.36%          1.43%         06/2006     36736.37926          29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     37604.27978          29440.93262
2006-08-31  2006-09-30     2.03%          0.83%         08/2006     38287.21788          30191.10507
2006-09-30  2006-10-31     6.94%          4.75%         09/2006     39063.54995          30442.48182
2006-10-31  2006-11-30     7.31%          7.43%         10/2006      41773.9064          31887.98293
2006-11-30  2006-12-31     3.51%          4.50%         11/2006     44828.43509          34258.36502
2006-12-31  2007-01-31     1.54%         -1.08%         12/2006     46400.03293          35800.88873
2007-01-31  2007-02-28     0.56%         -0.59%         01/2007     47113.65553          35415.39915
2007-02-28  2007-03-31     5.21%          3.98%         02/2007     47375.80261          35205.20002
2007-03-31  2007-04-30     7.97%          4.63%         03/2007     49842.20782          36607.13479
2007-04-30  2007-05-31     7.60%          4.95%         04/2007     53813.23316          38301.93602
2007-05-31  2007-06-30     2.84%          4.69%         05/2007     57901.05337          40199.01976
2007-06-30  2007-07-31     4.74%          5.28%         06/2007     59545.27699          42083.39264
2007-07-31  2007-08-31    -3.23%         -2.13%         07/2007     62366.07472          44303.84785
2007-08-31  2007-09-30     9.01%         11.04%         08/2007     60353.31802           43362.3024
2007-09-30  2007-10-31    10.97%         11.15%         09/2007     65792.44111          48150.94986
2007-10-31  2007-11-30    -7.30%         -7.09%         10/2007     73010.86241          53520.78318
2007-11-30  2007-12-31    -0.16%          0.35%         11/2007     67681.92563          49726.86787
2007-12-31  2008-01-31    -9.96%        -12.48%         12/2007     67575.81224          49901.25085
2008-01-31  2008-02-29     3.99%          7.38%         01/2008     60847.09008           43673.8733
2008-02-29  2008-03-31    -3.36%         -5.29%         02/2008     63277.32834          46897.54641
2008-03-31  2008-04-30     7.71%          8.12%         03/2008     61148.20583          44415.76252
2008-04-30  2008-05-31     0.85%          1.86%         04/2008     65863.61473          48020.26653
2008-05-31  2008-06-30   -11.63%         -9.97%         05/2008      66426.4216          48911.10737
2008-06-30  2008-07-31    -1.96%         -3.77%         06/2008     58698.85541          44032.83828
2008-07-31  2008-08-31    -8.57%         -7.99%         07/2008     57546.99404          42371.91524
2008-08-31  2008-09-30   -17.25%        -17.50%         08/2008     52617.02737          38987.53211
2008-09-30  2008-10-31   -31.05%        -27.37%         09/2008     43539.68508          32164.58346
2008-10-31  2008-11-30    -7.59%         -7.53%         10/2008     30018.81421          23361.83389
2008-11-30  2008-12-31    12.21%          7.80%         11/2008     27739.49309          21603.22571
2008-12-31  2009-01-31    -9.03%         -6.46%         12/2008     31125.33622          23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009      28315.7926          21784.22273
2009-02-28  2009-03-31    17.30%         14.37%         02/2009     25910.23564          20555.33038
2009-03-31  2009-04-30    19.66%         16.64%         03/2009     30392.29689          23509.27602
2009-04-30  2009-05-31    22.50%         17.09%         04/2009     36367.79386          27421.45939
2009-05-31  2009-06-30    -1.23%         -1.35%         05/2009     44549.62816          32106.85072
2009-06-30  2009-07-31    13.41%         11.24%         06/2009     44000.80518          31674.35664
2009-07-31  2009-08-31     0.74%         -0.36%         07/2009      49900.8711          35236.07119
2009-08-31  2009-09-30     9.23%          9.08%         08/2009     50270.78119          35109.92688
2009-09-30  2009-10-31    -2.36%          0.12%         09/2009     54908.62011           38296.8602
2009-10-31  2009-11-30     6.37%          4.30%         10/2009     53610.10546          38344.23233
2009-11-30  2009-12-31     4.95%          3.95%         11/2009     57023.34402          39991.33055
2009-12-31  2010-01-31    -5.69%         -5.58%         12/2009     59847.87712          41570.63621
2010-01-31  2010-02-28     0.78%          0.35%         01/2010     56440.50752          39252.15628
2010-02-28  2010-03-31     8.80%          8.07%         02/2010     56878.32595           39390.3133
2010-03-31  2010-04-30     0.65%          1.21%         03/2010     61884.68462           42570.3986
2010-04-30  2010-05-31   -10.48%         -8.80%         04/2010     62284.43189          43086.13887
2010-05-31  2010-06-30     0.62%         -0.74%         05/2010     55755.22646           39296.4307
2010-06-30  2010-07-31     9.25%          8.33%         06/2010     56103.20789          39007.56331
2010-07-31  2010-08-31    -1.81%         -1.94%         07/2010     61294.04753          42255.92483
2010-08-31  2010-09-30    12.01%         11.11%         08/2010     60183.09292          41435.27509
2010-09-30  2010-10-31     3.42%          2.90%         09/2010     67408.34523          46039.95583
2010-10-31  2010-11-30    -3.25%         -2.64%         10/2010     69714.87543          47376.79589
2010-11-30  2010-12-31     8.31%          7.14%         11/2010     67446.78741          46126.15023
2010-12-31  2011-01-31    -3.13%         -2.71%         12/2010     73048.92262          49417.68963
2011-01-31  2011-02-28    -1.68%         -0.93%         01/2011     70766.14378          48076.93112
2011-02-28  2011-03-31     5.75%          5.88%         02/2011     69574.25042          47628.60177
2011-03-31  2011-04-30     3.57%          3.10%         03/2011     73574.16377          50428.86654
2011-04-30  2011-05-31    -3.82%         -2.62%         04/2011     76200.36951          51993.18073
2011-05-31  2011-06-30    -2.05%         -1.54%         05/2011     73291.34161          50629.43612
2011-06-30  2011-07-31    -0.85%         -0.44%         06/2011     71790.26867          49850.56795
2011-07-31  2011-08-31   -10.15%         -8.94%         07/2011     71181.36054          49629.16113
2011-08-31  2011-09-30   -17.95%        -14.58%         08/2011     63955.65069          45194.09196
2011-09-30  2011-10-31    13.14%         13.25%         09/2011     52473.60679          38605.04085
2011-10-31  2011-11-30    -5.07%         -6.66%         10/2011     59367.79997          43718.55662
2011-11-30  2011-12-31    -3.59%         -1.21%         11/2011     56360.54063          40804.88147
2011-12-31  2012-01-31    13.87%         11.34%         12/2011     54335.88274          40313.07288
2012-01-31  2012-02-29     6.09%          5.99%         01/2012       61870.905          44885.64739
2012-02-29  2012-03-31    -4.30%         -3.34%         02/2012     65638.41615          47574.28607
2012-03-31  2012-04-30    -3.27%         -1.20%         03/2012      62812.7828          45986.28864
2012-04-30  2012-05-31   -11.06%        -11.21%         04/2012      60761.5823          45436.70648
2012-05-31  2012-06-30     4.52%          3.86%         05/2012      54042.8541          40341.21113
2012-06-30  2012-07-31    -0.63%          1.95%         06/2012     56485.77879          41898.19616
2012-07-31  2012-08-31     1.39%         -0.33%         07/2012     56128.00748          42715.46911
2012-08-31  2012-09-30     6.43%          6.03%         08/2012     56906.68624          42573.22844
2012-09-30  2012-10-31    -1.29%         -0.61%         09/2012     60566.63705          45142.17877
                                                     10/31/2012     59782.80859           44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.70%      -3.92%     19.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Core Equity Portfolio vs. MSCI Emerging Markets Index (net div.)
April 5, 2005 - October 31, 2012

                                                                Emerging Markets Core MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio      Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- ---------------------
2005-04-05  2005-04-30    -4.20%         -3.18%         04/2005            10000                 10000
2005-04-30  2005-05-31     1.46%          3.48%         04/2005      9580.000002            9681.97524
2005-05-31  2005-06-30     2.68%          3.40%         05/2005      9720.000001           10018.98301
2005-06-30  2005-07-31     6.73%          6.99%         06/2005      9980.459186           10359.38055
2005-07-31  2005-08-31     1.04%          0.86%         07/2005      10652.51021           11083.47706
2005-08-31  2005-09-30     6.95%          9.31%         08/2005      10762.84694           11178.39035
2005-09-30  2005-10-31    -5.33%         -6.54%         09/2005      11511.36663           12219.26543
2005-10-31  2005-11-30     6.56%          8.27%         10/2005      10897.56124           11420.59418
2005-11-30  2005-12-31     5.88%          5.91%         11/2005      11611.99047           12365.35316
2005-12-31  2006-01-31     8.95%         11.17%         12/2005      12295.11976           13096.22919
2006-01-31  2006-02-28     0.15%         -0.12%         01/2006      13395.42194           14558.96539
2006-02-28  2006-03-31     2.00%          0.88%         02/2006      13415.61097           14541.68855
2006-03-31  2006-04-30     6.86%          7.12%         03/2006      13684.42534           14669.84336
2006-04-30  2006-05-31   -11.19%        -10.48%         04/2006      14623.65158           15714.43624
2006-05-31  2006-06-30    -1.64%         -0.24%         05/2006      12987.58006            14067.9969
2006-06-30  2006-07-31     1.91%          1.43%         06/2006      12774.97105           14033.60724
2006-07-31  2006-08-31     2.42%          2.55%         07/2006      13018.69069           14234.53254
2006-08-31  2006-09-30     1.98%          0.83%         08/2006      13333.49522           14597.23688
2006-09-30  2006-10-31     6.54%          4.75%         09/2006      13597.95927           14718.77619
2006-10-31  2006-11-30     6.92%          7.43%         10/2006      14487.44983            15417.6682
2006-11-30  2006-12-31     3.94%          4.50%         11/2006      15489.81837           16563.73519
2006-12-31  2007-01-31     1.41%         -1.08%         12/2006      16100.27146            17309.5371
2007-01-31  2007-02-28    -0.76%         -0.59%         01/2007      16327.47222           17123.15497
2007-02-28  2007-03-31     4.33%          3.98%         02/2007      16203.54454           17021.52482
2007-03-31  2007-04-30     6.72%          4.63%         03/2007       16905.8014           17699.35274
2007-04-30  2007-05-31     7.27%          4.95%         04/2007      18041.80516           18518.78001
2007-05-31  2007-06-30     2.36%          4.69%         05/2007      19353.37314           19436.00979
2007-06-30  2007-07-31     3.40%          5.28%         06/2007      19810.94669           20347.09394
2007-07-31  2007-08-31    -2.58%         -2.13%         07/2007      20485.49437           21420.67209
2007-08-31  2007-09-30     8.59%         11.04%         08/2007      19956.23388           20965.43993
2007-09-30  2007-10-31    10.39%         11.15%         09/2007      21671.05173           23280.72522
2007-10-31  2007-11-30    -7.28%         -7.09%         10/2007      23923.67309           25877.01074
2007-11-30  2007-12-31    -0.21%          0.35%         11/2007      22181.20446            24042.6731
2007-12-31  2008-01-31    -9.79%        -12.48%         12/2007      22135.55448           24126.98633
2008-01-31  2008-02-29     3.27%          7.38%         01/2008      19968.29012           21116.08279
2008-02-29  2008-03-31    -3.63%         -5.29%         02/2008      20620.57356            22674.7114
2008-03-31  2008-04-30     7.58%          8.12%         03/2008      19871.14193           21474.78223
2008-04-30  2008-05-31     0.44%          1.86%         04/2008      21377.80858           23217.54053
2008-05-31  2008-06-30   -11.15%         -9.97%         05/2008      21472.63375           23648.25729
2008-06-30  2008-07-31    -1.06%         -3.77%         06/2008       19078.7608           21289.64042
2008-07-31  2008-08-31    -6.64%         -7.99%         07/2008      18876.92536           20486.59307
2008-08-31  2008-09-30   -15.67%        -17.50%         08/2008      17623.42103           18850.26203
2008-09-30  2008-10-31   -28.26%        -27.37%         09/2008      14860.95355           15551.40307
2008-10-31  2008-11-30    -6.68%         -7.53%         10/2008      10661.49818             11295.321
2008-11-30  2008-12-31     9.78%          7.80%         11/2008      9949.292835           10445.04341
2008-12-31  2009-01-31    -8.92%         -6.46%         12/2008      10921.91573           11259.71354
2009-01-31  2009-02-28    -6.75%         -5.64%         01/2009      9947.711157            10532.5545
2009-02-28  2009-03-31    15.78%         14.37%         02/2009      9276.592451           9938.391657
2009-03-31  2009-04-30    18.26%         16.64%         03/2009      10740.54489           11366.60848
2009-04-30  2009-05-31    19.71%         17.09%         04/2009      12702.23876            13258.1281
2009-05-31  2009-06-30    -0.97%         -1.35%         05/2009      15205.83701            15523.4896
2009-06-30  2009-07-31    12.10%         11.24%         06/2009      15058.12449           15314.38103
2009-07-31  2009-08-31     0.39%         -0.36%         07/2009      16880.37579           17036.45086
2009-08-31  2009-09-30     8.63%          9.08%         08/2009      16945.84589           16975.46077
2009-09-30  2009-10-31    -1.85%          0.12%         09/2009      18407.63348           18516.32588
2009-10-31  2009-11-30     6.12%          4.30%         10/2009      18067.96881           18539.23005
2009-11-30  2009-12-31     4.57%          3.95%         11/2009       19174.6182           19335.59318
2009-12-31  2010-01-31    -5.49%         -5.58%         12/2009       20050.0833           20099.17897
2010-01-31  2010-02-28     1.10%          0.35%         01/2010      18950.24329           18978.20639
2010-02-28  2010-03-31     8.62%          8.07%         02/2010      19159.21289           19045.00457
2010-03-31  2010-04-30     0.95%          1.21%         03/2010      20811.52367           20582.55871
2010-04-30  2010-05-31    -9.69%         -8.80%         04/2010      21009.62384           20831.91635
2010-05-31  2010-06-30     0.85%         -0.74%         05/2010      18973.59429           18999.61284
2010-06-30  2010-07-31     9.03%          8.33%         06/2010      19134.07371           18859.94701
2010-07-31  2010-08-31    -1.33%         -1.94%         07/2010      20862.45559           20430.51233
2010-08-31  2010-09-30    11.95%         11.11%         08/2010      20585.47131            20033.7326
2010-09-30  2010-10-31     2.95%          2.90%         09/2010      23044.98243           22260.07096
2010-10-31  2010-11-30    -2.67%         -2.64%         10/2010      23724.08577           22906.42594
2010-11-30  2010-12-31     7.35%          7.14%         11/2010      23089.51379           22301.74549
2010-12-31  2011-01-31    -3.16%         -2.71%         12/2010      24785.44438           23893.18708
2011-01-31  2011-02-28    -1.72%         -0.93%         01/2011      24002.51067           23244.93756
2011-02-28  2011-03-31     5.69%          5.88%         02/2011      23588.67427           23028.17273
2011-03-31  2011-04-30     3.95%          3.10%         03/2011      24930.84636           24382.08568
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011      25915.10588           25138.42318
2011-05-31  2011-06-30    -1.39%         -1.54%         05/2011      25199.28078           24479.05999
2011-06-30  2011-07-31    -0.23%         -0.44%         06/2011      24848.78742           24102.48142
2011-07-31  2011-08-31    -9.02%         -8.94%         07/2011      24792.56844           23995.43241
2011-08-31  2011-09-30   -16.55%        -14.58%         08/2011      22555.05319           21851.10033
2011-09-30  2011-10-31    12.70%         13.25%         09/2011      18823.00689           18665.32957
2011-10-31  2011-11-30    -4.27%         -6.66%         10/2011      21212.69067           21137.68693
2011-11-30  2011-12-31    -3.14%         -1.21%         11/2011      20306.64943           19728.94067
2011-12-31  2012-01-31    11.77%         11.34%         12/2011      19668.44126           19491.15387
2012-01-31  2012-02-29     6.28%          5.99%         01/2012       21984.3888           21701.96904
2012-02-29  2012-03-31    -3.13%         -3.34%         02/2012      23364.83044           23001.91138
2012-03-31  2012-04-30    -2.22%         -1.20%         03/2012      22634.67949           22234.12317
2012-04-30  2012-05-31   -10.52%        -11.21%         04/2012       22132.7007           21968.40315
2012-05-31  2012-06-30     4.48%          3.86%         05/2012      19805.34455           19504.75856
2012-06-30  2012-07-31     0.06%          1.95%         06/2012      20693.31546           20257.55244
2012-07-31  2012-08-31     1.05%         -0.33%         07/2012      20704.79898           20652.69952
2012-08-31  2012-09-30     5.70%          6.03%         08/2012      20922.98599           20583.92692
2012-09-30  2012-10-31    -0.68%         -0.61%         09/2012      22115.39118           21826.00058
                                                     10/31/2012      21965.10362           21693.49798

                      One Year Five Years From 04/05/2005
                      -------- ---------- ---------------
                      3.55%      -1.69%        10.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012, saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 3000(R) Index.................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks)........... 16.49%
         Russell 2000(R) Index (small cap stocks)............... 12.08%
         Russell 1000(R) Index (large cap stocks)............... 14.97%
         Dow Jones US Select REIT Index......................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2012, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2012, the total return was 15.84% for the Portfolio and 15.21% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As credit spreads narrowed during the period, these securities generated excess return, adding to the positive return of the S&P 500(R) Index. The Portfolio also benefited from increasing exposure to Euro-denominated securities during a year when Euro-denominated sovereign and corporate interest rates decreased.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.14% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Master Fund's exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid-cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.67% for the Portfolio's Class R1 shares, 14.46% for the Portfolio's Class R2 shares, 14.78% for the Portfolio's Institutional Class shares, and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization and value stocks, and does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 15.60% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to deep value stocks at both the larger and smaller ends of the eligible market capitalization range helped relative outperformance. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.29% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had less exposure than the Index to large cap stocks and greater exposure to small cap stocks, both of which contributed to relative underperformance as large cap stocks outperformed small caps during the period. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.81% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,900 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.55% for the Portfolio, 14.75% for the Russell 3000(R) Index, and 13.00% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Relative to the Russell 3000(R) Index, the Portfolio had less exposure to large cap stocks which was the primary contributor to relative underperformance. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio's exclusion of REITs also detracted from relative performance as this sector outperformed the overall Index. Relative to the Russell 2500(R) Index, the Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

   As of February 28, 2012, the Russell 3000(R) Index has been selected to replace the Russell 2500(R) Index as the appropriate benchmark for the Portfolio because this index better reflects the universe of securities in which the Portfolio invests.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.61% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which was also beneficial as these stocks underperformed small cap and micro cap stocks.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.13% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. The outperformance of micro cap stocks relative to small and mid cap stocks was the primary driver of outperformance relative to the benchmark.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (i.e., REITs), but does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 115 REITs. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.45% for the Portfolio, 14.09% for the Dow Jones U.S. Select REIT IndexSM, and 15.21% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. The Dow Jones U.S. Select REIT Index/SM/ also excludes net lease REITS which are eligible for the Portfolio. Securities held by the Portfolio and excluded by the Index generally outperformed the Dow Jones U.S. Select REIT Index/SM/ over the period, benefiting relative performance.

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                         U.S. Dollar
                                                           Return
           -                                             -----------

           MSCI World ex USA Index......................    4.40%
           MSCI World ex USA Small Cap Index............    4.86%
           MSCI World ex USA Value Index................    4.74%
           MSCI World ex USA Growth Index...............    3.99%
--------
The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                          Local    U.S.
      Ten Largest Foreign Developed Markets by Market    Currency Dollar
      Cap                                                 Return  Return
      -----------------------------------------------    -------- ------
      United Kingdom....................................   8.61%    8.41%
      Japan.............................................  -0.86%   -3.28%
      Canada............................................   3.34%    2.69%
      France............................................  10.04%    2.23%
      Australia.........................................  10.20%    7.71%
      Switzerland.......................................  17.41%    9.79%
      Germany...........................................  18.18%    9.79%
      Spain.............................................  -6.40%  -13.04%
      Sweden............................................   9.26%    6.47%
      Hong Kong.........................................  16.12%   16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                       U.S. Dollar
                                                         Return
                                 -                     -----------

              MSCI Emerging Markets Index.............    2.63%
              MSCI Emerging Markets Small Cap Index...    3.74%
              MSCI Emerging Markets Value Index.......    1.36%
              MSCI Emerging Markets Growth Index......    3.89%

   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

              12 Months Ended October 31, 2012
              --------------------------------

                                                          Local    U.S.
                                                         Currency Dollar
      Ten Largest Emerging Markets by Market Cap          Return  Return
      ------------------------------------------         -------- ------
      China.............................................   7.71%    7.92%
      South Korea.......................................   1.71%    3.35%
      Brazil............................................   4.65%  -12.68%
      Taiwan............................................  -1.78%    0.59%
      South Africa......................................  17.70%    6.84%
      India.............................................   5.24%   -4.73%
      Russia............................................  -1.42%   -4.50%
      Mexico............................................  16.32%   17.03%
      Malaysia..........................................  11.39%   12.19%
      Indonesia.........................................  12.64%    3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Global REIT Market Review                     12 Months Ended October 31, 2012

   The publicly traded global REIT market produced positive overall returns during the one-year period ending October 31, 2012. Country-level dispersion of returns was high as there were definite winners and losers. The largest REIT market, the United States, advanced significantly, but not to the extent of non-US REITs. Pacific Rim-based REITs produced some of the strongest returns. Still struggling with a debt crisis now entering its third year, Continental Europe underperformed, although REITs in this region did manage a positive return. Dispersion was prevalent across REIT sub-sectors as well. Residential REITs, which on a global basis are disproportionately US based, was the poorest performing REIT sub-sector. Industrial and retail REITs fared among the best.

                       12 Months Ended October 31, 2012
                       --------------------------------

                                                          U.S. Dollar
                                                            Return
                                                          -----------
           S&P Global ex U.S. REIT Index (net dividends).    20.40%
           S&P Global REIT Index (net dividends).........    16.22%
--------
Source: Standard and Poor's. Copyright S&P, 2012. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,400 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,900 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.49% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Company Portfolio

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Funds collectively held approximately 4,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.63% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 0.20% for the Portfolio and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to the Master Fund's holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Portfolio's relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,000 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 7.09% for the Portfolio and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 360 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 22.82% for the Portfolio and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Master Fund significantly underperformed, contributing to the Master Fund's relative performance. In addition, the

Master Fund held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 1.85% for the Portfolio and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Master Fund had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Master Fund's definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to the Master Fund's performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets but does not attempt to track a specific index. As of October 31, 2012, the Portfolio held approximately 200 securities in 20 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 22.34% for the Portfolio and 20.40% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between the Portfolio and the Index also benefited relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2012, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of October 31, 2012, the Underlying Funds held approximately 320 securities in 21 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 17.33% for the Portfolio and 16.22% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between one of the Underlying Funds-The DFA International Real Estate Securities Portfolio and the Index also benefited relative performance. The DFA International Real Estate Securities Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The DFA International Real Estate Securities Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,100 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 6.92% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The primary reason for the Portfolio's relative outperformance against the Index was that the Portfolio held a number of larger U.K. value stocks that were not present in the Index's holdings of U.K. securities. These U.K. issuers significantly outperformed, contributing to the Portfolio's relative outperformance. To a lesser extent, the Portfolio's outperformance was also attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 2.70% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Although small-cap value stocks in developed markets performed relatively well, value stocks in both developed and emerging markets, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which was the primary reason for the Portfolio's relative underperformance. For the period, differences in the valuation timing and methodology between the Underlying Funds and the Index contributed positively to the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Portfolio's inception on November 14, 2011, through October 31, 2012, total returns were 11.11% for the Portfolio and 10.48% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. Differences in the valuation timing and methodology between the international Underlying Funds and the Index contributed significantly to relative outperformance. The international Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The international Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The Portfolio's relative outperformance, as compared to the Index, was also attributable to its currency hedging with respect to the euro, Swiss franc, and Japanese yen.

Emerging Markets Portfolio

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 970 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.08% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Master Fund and the Index were the primary reason for the Portfolio's outperformance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,900 securities across 16 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 6.71% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Master Fund's significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Master Fund and the Index also contributed to the Master Fund's relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index also contributed to outperformance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,200 securities across 18 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 0.43% for the Portfolio's Class R2 shares, 0.70% for the Portfolio's Institutional Class shares, and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Master Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to performance of the Master Fund. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,600 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 3.55% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed large caps during the period. The Portfolio's greater exposure to small cap stocks contributed to the Portfolio's relative outperformance. This was partially offset by the Portfolio's greater exposure to value stocks, which underperformed. Differences in the valuation timing and methodology between the Portfolio and the Index also had a positive impact on relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,026.04    0.24%    $1.22
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 U.S. Large Cap Value Portfolio**
 --------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,067.74    0.27%    $1.40
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.78    0.27%    $1.37

 U.S. Targeted Value Portfolio
 -----------------------------
 Actual Fund Return
    Class R1 Shares.................... $1,000.00 $1,027.73    0.48%    $2.45
    Class R2 Shares.................... $1,000.00 $1,026.88    0.63%    $3.21
    Institutional Class Shares......... $1,000.00 $1,028.21    0.37%    $1.89
 Hypothetical 5% Annual Return
    Class R1 Shares.................... $1,000.00 $1,022.72    0.48%    $2.44
    Class R2 Shares.................... $1,000.00 $1,021.97    0.63%    $3.20
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

 U.S. Small Cap Value Portfolio
 ------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,032.78    0.52%    $2.66
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,022.52    0.52%    $2.64

 U.S. Core Equity 1 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,018.16    0.19%    $0.96
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.18    0.19%    $0.97

 U.S. Core Equity 2 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.98    0.22%    $1.12
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.03    0.22%    $1.12

 U.S. Vector Equity Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.30    0.32%    $1.63
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.53    0.32%    $1.63

 U.S. Small Cap Portfolio
 ------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,020.40    0.37%    $1.88
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/12  10/31/12    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,019.78    0.52%    $2.64
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.52    0.52%    $2.64

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  999.60    0.18%    $0.90
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,024.23    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,021.38    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.63    0.30%    $1.53

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,011.60    0.40%    $2.02
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.13    0.40%    $2.03

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  993.37    0.56%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.32    0.56%    $2.85

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  925.09    0.58%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,004.40    0.58%    $2.92
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/12  10/31/12    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,070.69    0.60%    $3.12
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $  997.27    0.57%    $2.86
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.27    0.57%    $2.90

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,134.00    0.41%    $2.20
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.08    0.41%    $2.08

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,049.49    0.32%    $1.65
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.53    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,000.27    0.71%    $3.57
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,021.57    0.71%    $3.61

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,002.15    0.54%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.42    0.54%    $2.75

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,009.74    0.60%    $3.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,015.76    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Portfolio**
----------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  996.33    0.62%    $3.11
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,007.35    0.85%    $4.29
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,020.86    0.85%    $4.32

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  982.24    0.87%    $4.33
   Institutional Class Shares.......... $1,000.00 $  983.89    0.62%    $3.09
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.76    0.87%    $4.42
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  992.43    0.69%    $3.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.67    0.69%    $3.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%
Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     Enhanced U.S. Large Company Portfolio

                   Corporate..........................  25.3%
                   Government.........................   7.6%
                   Foreign Corporate..................  28.0%
                   Foreign Government.................  32.9%
                   Supranational......................  6.20%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. Targeted Value Portfolio

                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   4.7%
                   Energy.............................   8.2%
                   Financials.........................  25.7%
                   Health Care........................   6.8%
                   Industrials........................  15.1%
                   Information Technology.............  12.6%
                   Materials..........................   8.3%
                   Other..............................    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   1.0%
                                                       -----
                                                       100.0%

                        U.S. Small Cap Value Portfolio

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   4.5%
                   Energy.............................   8.8%
                   Financials.........................  25.5%
                   Health Care........................   4.3%
                   Industrials........................  17.2%
                   Information Technology.............  12.5%
                   Materials..........................   8.4%
                   Other..............................    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 1 Portfolio

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.1%
                   Energy.............................  10.1%
                   Financials.........................  16.5%
                   Health Care........................  11.1%
                   Industrials........................  12.9%
                   Information Technology.............  16.2%
                   Materials..........................   5.0%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 2 Portfolio

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   6.6%
                   Energy.............................  11.1%
                   Financials.........................  19.6%
                   Health Care........................  10.8%
                   Industrials........................  13.8%
                   Information Technology.............  12.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Telecommunication Services.........   3.3%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                         U.S. Vector Equity Portfolio

                   Consumer Discretionary.............  15.9%
                   Consumer Staples...................   5.5%
                   Energy.............................   9.9%
                   Financials.........................  24.1%
                   Health Care........................   8.7%
                   Industrials........................  14.3%
                   Information Technology.............  11.6%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   2.4%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                           U.S. Small Cap Portfolio

                   Consumer Discretionary.............  18.6%
                   Consumer Staples...................   4.5%
                   Energy.............................   4.6%
                   Financials.........................  16.3%
                   Health Care........................  10.2%
                   Industrials........................  18.4%
                   Information Technology.............  17.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   0.5%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                           U.S. Micro Cap Portfolio

                   Consumer Discretionary.............  17.8%
                   Consumer Staples...................   4.6%
                   Energy.............................   4.5%
                   Financials.........................  17.8%
                   Health Care........................  11.5%
                   Industrials........................  17.0%
                   Information Technology.............  17.4%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                     DFA Real Estate Securities Portfolio

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                       Large Cap International Portfolio

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.9%
                   Energy.............................  10.8%
                   Financials.........................  24.1%
                   Health Care........................   9.0%
                   Industrials........................  11.9%
                   Information Technology.............   4.1%
                   Materials..........................  11.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   4.9%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                      International Core Equity Portfolio

                       Consumer Discretionary.....  12.6%
                       Consumer Staples...........   7.2%
                       Energy.....................  10.0%
                       Financials.................  25.3%
                       Health Care................   5.1%
                       Industrials................  16.4%
                       Information Technology.....   5.0%
                       Materials..................  12.1%
                       Other......................    --
                       Telecommunication Services.   3.3%
                       Utilities..................   3.0%
                                                   -----
                                                   100.0%

                   DFA International Real Estate Securities
                                   Portfolio

                     Consumer Discretionary........   0.2%
                     Financials....................   0.2%
                     Health Care...................   0.2%
                     Real Estate Investment Trusts.  99.4%
                                                    -----
                                                    100.0%

                  DFA International Small Cap Value Portfolio

                       Consumer Discretionary.....  19.6%
                       Consumer Staples...........   4.5%
                       Energy.....................   5.7%
                       Financials.................  20.6%
                       Health Care................   2.2%
                       Industrials................  25.1%
                       Information Technology.....   4.9%
                       Materials..................  16.7%
                       Other......................    --
                       Telecommunication Services.   0.3%
                       Utilities..................   0.4%
                                                   -----
                                                   100.0%

                     International Vector Equity Portfolio

                       Consumer Discretionary.....  14.5%
                       Consumer Staples...........   6.3%
                       Energy.....................   8.6%
                       Financials.................  25.0%
                       Health Care................   4.3%
                       Industrials................  17.9%
                       Information Technology.....   5.8%
                       Materials..................  13.1%
                       Telecommunication Services.   2.6%
                       Utilities..................   1.9%
                                                   -----
                                                   100.0%

                    Emerging Markets Core Equity Portfolio

                     Consumer Discretionary........  10.3%
                     Consumer Staples..............   8.3%
                     Energy........................   9.8%
                     Financials....................  24.6%
                     Health Care...................   2.3%
                     Industrials...................  10.9%
                     Information Technology........  11.5%
                     Materials.....................  13.6%
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   5.0%
                     Utilities.....................   3.7%
                                                    -----
                                                    100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 BONDS -- (87.6%)
 AUSTRALIA -- (2.8%)
 BHP Billiton Finance USA, Ltd.
 (u) 4.800%, 04/15/13......................................    600  $   611,920
 Westpac Banking Corp.
 (e) 6.500%, 06/24/13......................................  3,500    4,712,942
                                                                    -----------
 TOTAL AUSTRALIA...........................................           5,324,862
                                                                    -----------
 AUSTRIA -- (5.0%)
 KA Finanz AG 2.250%, 03/24/14                               4,300    5,714,421
 Republic of Austria
 (u) 5.000%, 05/19/14......................................  3,500    3,737,020
                                                                    -----------
 TOTAL AUSTRIA.............................................           9,451,441
                                                                    -----------
 CANADA -- (9.9%)
 British Columbia, Province of Canada 5.500%, 04/24/13       2,000    2,042,253
 Canadian Imperial Bank of Commerce
 (u) 1.450%, 09/13/13......................................    600      605,757
 Canadian National Railway Co.
 (u) 4.400%, 03/15/13......................................    600      608,845
 Canadian Natural Resources, Ltd.
 (u) 5.150%, 02/01/13......................................    600      606,725
 Enbridge, Inc.
 (u) 5.800%, 06/15/14......................................  1,100    1,187,024
 Encana Corp.
 (u) 4.750%, 10/15/13......................................    800      829,381
 Husky Energy, Inc.
 (u) 5.900%, 06/15/14......................................  1,000    1,079,701
 Ontario, Province of Canada
     5.500%, 04/17/13......................................  4,000    4,080,300
 (u) 4.100%, 06/16/14......................................  1,000    1,059,480
 Thomson Reuters Corp.
 (u) 5.700%, 10/01/14......................................    800      873,418
 Toronto-Dominion Bank (The)
 (u) 1.375%, 07/14/14......................................  5,000    5,074,870
 TransCanada PipeLines, Ltd.
 (u) 4.000%, 06/15/13......................................    685      700,760
                                                                    -----------
 TOTAL CANADA..............................................          18,748,514
                                                                    -----------
 DENMARK -- (2.1%)
 Kommunekredit A.S.
 (u) 1.250%, 09/03/13......................................  4,000    4,030,200
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)0.919%, 02/07/13....................................    500  $   500,490
                                                                    -----------
 FRANCE -- (9.5%)
 Caisse d'Amortissement de la Dette Sociale
 (u) 1.625%, 03/17/14......................................  5,000    5,076,700
 Reseau Ferre de France
     4.625%, 03/17/14......................................  3,000    4,106,417
 Societe Financement del'Economie Francaise SA
     3.250%, 01/16/14......................................  3,500    4,699,469
 Total Capital SA
 (g) 5.500%, 01/29/13......................................  2,500    4,076,653
                                                                    -----------
 TOTAL FRANCE..............................................          17,959,239
                                                                    -----------
 GERMANY -- (9.0%)
 Deutsche Bank AG
 (u) 2.375%, 01/11/13......................................    600      602,063
 Kreditanstalt fur Wiederaufbau
 (u) 4.000%, 10/15/13......................................  3,000    3,104,040
 Landeskreditbank Baden-Wuerttemberg Foerderbank
     3.250%, 01/29/14......................................  3,000    4,036,103
 Landwirtschaftliche Rentenbank
 (u) 4.125%, 07/15/13......................................  4,000    4,104,920
 NRW.Bank
 (u) 1.375%, 08/26/13......................................  5,000    5,028,500
                                                                    -----------
 TOTAL GERMANY.............................................          16,875,626
                                                                    -----------
 NETHERLANDS -- (9.7%)
 Bank Nederlandse Gemeenten NV
     3.750%, 03/14/14......................................  3,000    4,071,480
 Diageo Finance BV
 (u) 5.500%, 04/01/13......................................    600      612,566
 Koninklijke Philips Electronics NV
 (u) 7.250%, 08/15/13......................................  1,000    1,049,837
 Nederlandse Waterschapsbank NV
 (u) 1.375%, 05/16/14......................................  3,000    3,037,260
 Rabobank Nederland NV
 (u) 2.500%, 12/12/13......................................  2,000    2,039,200

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 NETHERLANDS -- (Continued)
    4.375%, 01/22/14.......................................  2,000  $ 2,714,268
 SNS Bank NV
    3.500%, 03/10/14.......................................  3,500    4,730,194
                                                                    -----------
 TOTAL NETHERLANDS.........................................          18,254,805
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
 Eurofima
 (c) 4.875%, 12/04/12......................................  2,500    2,510,180
 (u) 4.250%, 02/04/14......................................  2,500    2,615,400
 European Financial Stability
 Facility
 (e) 1.000%, 03/12/14......................................  1,000    1,309,475
 European Investment Bank
 (u) 3.125%, 06/04/14......................................  5,000    5,210,500
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        11,645,555
                                                                    -----------
 SWEDEN -- (4.7%)
 Nordea Bank AB
 (e) 4.500%, 05/12/14......................................  3,000    4,115,889
 Svenska Handelsbanken AB
 (e) 4.875%, 03/25/14......................................  3,500    4,807,111
                                                                    -----------
 TOTAL SWEDEN..............................................           8,923,000
                                                                    -----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u) 5.000%, 05/15/13......................................    600      614,423
                                                                    -----------
 UNITED KINGDOM -- (1.7%)
 Barclays Bank P.L.C.
 (u) 5.200%, 07/10/14......................................    300      320,759
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13......................................  1,750    1,834,655
 Vodafone Group P.L.C.
 (u) 5.000%, 12/16/13......................................  1,000    1,050,091
                                                                    -----------
 TOTAL UNITED KINGDOM......................................           3,205,505
                                                                    -----------
 UNITED STATES -- (26.4%)
 Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      509,999
 American Express Credit Corp.
    7.300%, 08/20/13.......................................    500      526,881
 Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      704,560

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                             (000)
 UNITED STATES -- (Continued)
 Apache Corp.
    5.250%, 04/15/13....................................... $  700  $   714,979
 Assurant, Inc.
    5.625%, 02/15/14.......................................  1,000    1,039,081
 Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      605,079
 Bank of America Corp.
    7.375%, 05/15/14.......................................  1,000    1,092,637
 BB&T Corp.
    3.375%, 09/25/13.......................................    600      615,264
 BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      601,075
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13.......................................    345      358,344
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      615,069
 Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      260,966
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      654,612
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      616,874
 Cisco Systems, Inc.
    1.625%, 03/14/14.......................................  1,000    1,016,508
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.......................................  1,921    1,929,767
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      617,165
 Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      255,277
 Daimler Finance North America LLC
    6.500%, 11/15/13.......................................  1,500    1,589,066
 Dell, Inc.
    1.400%, 09/10/13.......................................    600      604,380
 Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      609,840
 Duke Energy Corp.
    3.950%, 09/15/14.......................................  1,600    1,693,368
 Enterprise Products Operating LLC
    9.750%, 01/31/14.......................................  1,000    1,108,983
 Express Scripts Holding Co.
    6.250%, 06/15/14.......................................  1,500    1,629,700

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
   6.250%, 05/01/13.................................... $      600 $    616,747
General Electric Capital Corp.
   1.875%, 09/16/13....................................      1,500    1,519,674
   2.100%, 01/07/14....................................      3,500    3,563,497
Georgia Power Co.
   1.300%, 09/15/13....................................        700      705,591
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12....................................      1,360    1,360,000
Hartford Financial Services Group, Inc.
   4.750%, 03/01/14....................................      1,580    1,647,902
Hewlett-Packard Co.
   4.500%, 03/01/13....................................        600      606,523
   1.250%, 09/13/13....................................        500      500,189
Historic TW, Inc.
   9.125%, 01/15/13....................................        600      609,689
HSBC Finance Corp.
   6.375%, 11/27/12....................................        600      602,174
John Deere Capital Corp.
   4.500%, 04/03/13....................................        700      712,121
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................      1,000    1,017,470
Kimberly-Clark Corp.
   5.000%, 08/15/13....................................        600      622,312
Kroger Co. (The)
   5.500%, 02/01/13....................................        600      606,935
MetLife, Inc.
   5.375%, 12/15/12....................................      1,000    1,005,474
   5.000%, 11/24/13....................................        350      366,694
Nisource Finance Corp.
   6.150%, 03/01/13....................................        273      277,575
PACCAR Financial Corp.
   2.050%, 06/17/13....................................        600      606,548
Philip Morris International, Inc.
   4.875%, 05/16/13....................................        600      613,841
Praxair, Inc.
   2.125%, 06/14/13....................................        815      822,937
Principal Financial Group, Inc.
   7.875%, 05/15/14....................................      1,500    1,658,754
Prudential Financial, Inc.
   5.150%, 01/15/13....................................        600      605,562
Reynolds American, Inc.
   7.250%, 06/01/13....................................        600      622,630
Spectra Energy Capital LLC
   5.500%, 03/01/14....................................      1,500    1,581,377
St. Jude Medical, Inc.
   2.200%, 09/15/13....................................      1,800    1,823,054

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
   5.250%, 11/05/12.................................... $      500 $    500,000
TD Ameritrade Holding Corp.
   2.950%, 12/01/12....................................        700      701,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13....................................        700      711,375
Union Bank NA
   2.125%, 12/16/13....................................      1,050    1,070,104
UnitedHealth Group, Inc.
   4.875%, 04/01/13....................................        600      610,383
Wachovia Corp.
   5.500%, 05/01/13....................................      1,000    1,024,648
Wells Fargo Bank & Co.
   4.375%, 01/31/13....................................        500      504,843
                                                                   ------------
TOTAL UNITED STATES....................................              49,767,439
                                                                   ------------
TOTAL BONDS............................................             165,301,099
                                                                   ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal Home Loan Mortgage Corporation Discount Note
^^1.000%, 12/31/12.....................................      5,000    4,999,250
Federal National Mortgage Association
   0.750%, 12/18/13....................................      5,500    5,533,462
Federal National Mortgage Association Discount Note
^^1.000%, 12/26/12.....................................      4,600    4,599,437
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              15,132,149
                                                                   ------------

                                                          Shares
                                                        ----------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
   SPDR Trust Series I.................................     44,100    6,226,038
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..............................  1,964,613    1,964,613
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $186,485,930)..................................            $188,623,899
                                                                   ============

Enhanced U.S. Large Company Portfolio
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3     Total
                                ----------- ------------  ------- ------------
 Bonds.........................          -- $165,301,099    --    $165,301,099
 Agency Obligations............          --   15,132,149    --      15,132,149
 Exchange-Traded Fund.......... $ 6,226,038           --    --       6,226,038
 Temporary Cash Investments....   1,964,613           --    --       1,964,613
 Forward Currency Contracts**..          --   (1,181,307)   --      (1,181,307)
 Futures Contracts**...........   2,825,538           --    --       2,825,538
                                ----------- ------------    --    ------------
 TOTAL......................... $11,016,189 $179,251,941    --    $190,268,130
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)......................
 Investment in The U.S. Large Cap Value Series of...............
    The DFA Investment Trust Company............................ $8,335,906,814
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,139,973,441)                                      $8,335,906,814
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.4%)
   *Cabela's, Inc.......................   326,469 $ 14,629,076       0.5%
    Dillard's, Inc. Class A.............   230,083   17,716,391       0.6%
   #GameStop Corp. Class A..............   635,798   14,515,268       0.5%
   #Lennar Corp. Class A................   638,026   23,906,834       0.8%
   *Mohawk Industries, Inc..............   298,339   24,902,356       0.8%
   *Toll Brothers, Inc..................   358,683   11,840,126       0.4%
    Other Securities....................            389,593,136      12.7%
                                                   ------------      ----
Total Consumer Discretionary............            497,103,187      16.3%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A..   373,609   13,203,342       0.4%
   *Hain Celestial Group, Inc. (The)....   217,855   12,592,019       0.4%
   *Ralcorp Holdings, Inc...............   153,458   11,078,133       0.4%
  #*Smithfield Foods, Inc...............   767,800   15,716,866       0.5%
    Other Securities....................             89,905,302       3.0%
                                                   ------------      ----
Total Consumer Staples..................            142,495,662       4.7%
                                                   ------------      ----
Energy -- (7.2%)
   *Rowan Cos. P.L.C. Class A...........   630,839   20,003,905       0.7%
    Tesoro Corp.........................   728,585   27,474,940       0.9%
    Tidewater, Inc......................   256,438   12,183,369       0.4%
   #Western Refining, Inc...............   423,850   10,541,150       0.3%
    Other Securities....................            178,509,585       5.8%
                                                   ------------      ----
Total Energy............................            248,712,949       8.1%
                                                   ------------      ----
Financials -- (22.7%)
    Allied World Assurance Co.
      Holdings AG.......................   192,146   15,429,324       0.5%
    Alterra Capital Holdings, Ltd.......   443,922   10,845,014       0.3%
   *American Capital, Ltd............... 1,347,022   15,881,389       0.5%
   #American Financial Group, Inc.......   465,600   18,065,280       0.6%
    Aspen Insurance Holdings, Ltd.......   342,379   11,075,961       0.4%
   #Assurant, Inc.......................   429,284   16,231,228       0.5%
    Axis Capital Holdings, Ltd..........   593,046   21,480,126       0.7%
    CNO Financial Group, Inc............ 1,174,038   11,247,284       0.4%
    Everest Re Group, Ltd...............   155,023   17,215,304       0.6%
   #Legg Mason, Inc.....................   686,279   17,486,389       0.6%
    NASDAQ OMX Group, Inc. (The)........   858,799   20,448,004       0.7%
    Old Republic International Corp..... 1,125,422   11,119,169       0.4%
    PartnerRe, Ltd......................   301,355   24,409,755       0.8%
    People's United Financial, Inc...... 1,422,378   17,111,207       0.5%
   #Protective Life Corp................   383,246   10,462,616       0.3%
    Reinsurance Group of America, Inc...   356,518   18,866,933       0.6%
    Validus Holdings, Ltd...............   380,327   13,615,707       0.4%
   #Zions Bancorporation................   669,978   14,384,428       0.5%
    Other Securities....................            496,802,727      16.3%
                                                   ------------      ----
Total Financials........................            782,177,845      25.6%
                                                   ------------      ----
Health Care -- (6.0%)
    Coventry Health Care, Inc...........   662,402   28,907,223       1.0%
   #Omnicare, Inc.......................   551,404   19,039,980       0.6%
    Teleflex, Inc.......................   166,382   11,305,657       0.4%
    Other Securities....................            146,830,421       4.8%
                                                   ------------      ----
Total Health Care.......................            206,083,281       6.8%
                                                   ------------      ----
Industrials -- (13.3%)
   *Owens Corning, Inc..................   567,793   19,072,167       0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
   *Quanta Services, Inc........................................................     507,693 $   13,164,479       0.4%
    Ryder System, Inc...........................................................     245,750     11,088,240       0.4%
    Trinity Industries, Inc.....................................................     409,075     12,795,866       0.4%
    Other Securities............................................................                404,389,894      13.3%
                                                                                             --------------      ----
Total Industrials...............................................................                460,510,646      15.1%
                                                                                             --------------      ----
Information Technology -- (11.1%)
   *AOL, Inc....................................................................     465,034     15,964,617       0.5%
   *Arrow Electronics, Inc......................................................     463,696     16,336,010       0.6%
  #*Avnet, Inc..................................................................     540,580     15,487,617       0.5%
   *Tech Data Corp..............................................................     261,278     11,577,228       0.4%
    Other Securities............................................................                324,457,825      10.6%
                                                                                             --------------      ----
Total Information Technology....................................................                383,823,297      12.6%
                                                                                             --------------      ----
Materials -- (7.3%)
    Ashland, Inc................................................................     237,924     16,928,293       0.6%
   *Coeur d'Alene Mines Corp....................................................     421,417     13,025,999       0.4%
   #Domtar Corp.................................................................     168,731     13,456,297       0.4%
  #*Louisiana-Pacific Corp......................................................     736,661     11,631,877       0.4%
    Reliance Steel & Aluminum Co................................................     352,172     19,137,026       0.6%
    Rock-Tenn Co. Class A.......................................................     245,760     17,987,174       0.6%
    Other Securities............................................................                160,968,085       5.3%
                                                                                             --------------      ----
Total Materials.................................................................                253,134,751       8.3%
                                                                                             --------------      ----
Other -- (0.0%)
    Other Securities............................................................                         --       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.1%)
    Other Securities............................................................                 39,185,854       1.3%
                                                                                             --------------      ----
Utilities -- (0.9%)
   #NRG Energy, Inc.............................................................     657,780     14,181,737       0.4%
    Other Securities............................................................                 17,332,727       0.6%
                                                                                             --------------      ----
Total Utilities.................................................................                 31,514,464       1.0%
                                                                                             --------------      ----
TOTAL COMMON STOCKS.............................................................              3,044,741,936      99.8%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities............................................................                     62,038       0.0%
                                                                                             --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   3,983,433      3,983,433       0.1%
                                                                                             --------------      ----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund..............................................  34,988,807    404,820,495      13.3%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,100,507 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,103,818) to be
     repurchased at $1,068,435.................................................. $     1,068      1,068,426       0.0%
                                                                                             --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.............................................                405,888,921      13.3%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,024,832,050).....................     $3,454,676,328      113.2%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  497,098,796 $      4,391   --    $  497,103,187
   Consumer Staples.........    142,495,662           --   --       142,495,662
   Energy...................    248,610,889      102,060   --       248,712,949
   Financials...............    782,177,845           --   --       782,177,845
   Health Care..............    205,941,961      141,320   --       206,083,281
   Industrials..............    460,399,468      111,178   --       460,510,646
   Information Technology...    383,823,297           --   --       383,823,297
   Materials................    253,134,751           --   --       253,134,751
   Other....................             --           --   --                --
   Telecommunication
     Services...............     39,185,854           --   --        39,185,854
   Utilities................     31,514,464           --   --        31,514,464
Rights/Warrants.............         61,997           41   --            62,038
Temporary Cash Investments..      3,983,433           --   --         3,983,433
Securities Lending
  Collateral................             --  405,888,921   --       405,888,921
                             -------------- ------------   --    --------------
TOTAL....................... $3,048,428,417 $406,247,911   --    $3,454,676,328
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                       Shares       Value+     of Net Assets**
                                      --------- -------------- ---------------
 COMMON STOCKS -- (88.8%)
 Consumer Discretionary -- (16.4%)
   #*Cabela's, Inc................... 1,287,489 $   57,692,382       0.8%
    #Dillard's, Inc. Class A......... 1,136,061     87,476,697       1.2%
    #Group 1 Automotive, Inc.........   524,432     32,520,028       0.5%
   #*Iconix Brand Group, Inc......... 2,044,664     37,846,731       0.5%
    #Penske Automotive Group, Inc.... 1,277,301     39,085,411       0.6%
    #Rent-A-Center, Inc.............. 1,626,484     54,210,712       0.8%
   #*Ryman Hospitality Properties.... 1,272,691     49,647,676       0.7%
    #Scholastic Corp................. 1,436,861     47,402,044       0.7%
     Other Securities................              895,541,723      12.6%
                                                --------------      ----
 Total Consumer Discretionary........            1,301,423,404      18.4%
                                                --------------      ----
 Consumer Staples -- (4.0%)
    #Fresh Del Monte Produce, Inc.... 1,551,187     39,043,377       0.6%
    *Hain Celestial Group, Inc.
      (The).......................... 1,084,318     62,673,580       0.9%
    #Universal Corp..................   851,741     42,212,284       0.6%
     Other Securities................              172,594,212       2.4%
                                                --------------      ----
 Total Consumer Staples..............              316,523,453       4.5%
                                                --------------      ----
 Energy -- (7.8%)
     Bristow Group, Inc.............. 1,272,598     63,528,092       0.9%
   #*Exterran Holdings, Inc.......... 1,914,243     38,246,575       0.6%
    *Helix Energy Solutions Group,
      Inc............................ 3,726,588     64,432,707       0.9%
   #*Hornbeck Offshore Services, Inc. 1,304,913     45,202,186       0.6%
   #*SEACOR Holdings, Inc............   457,937     40,165,654       0.6%
    #Western Refining, Inc........... 1,985,639     49,382,842       0.7%
     Other Securities................              319,626,231       4.5%
                                                --------------      ----
 Total Energy........................              620,584,287       8.8%
                                                --------------      ----
 Financials -- (22.6%)
    *Alexander & Baldwin, Inc........ 1,217,868     35,232,921       0.5%
    #CNO Financial Group, Inc........ 8,673,411     83,091,277       1.2%
     Endurance Specialty Holdings,
       Ltd........................... 1,001,612     40,615,367       0.6%
     Kemper Corp..................... 1,575,685     48,846,235       0.7%
   #*MBIA, Inc....................... 3,627,943     35,916,636       0.5%
     Montpelier Re Holdings, Ltd..... 2,238,256     51,188,915       0.7%
   #*PHH Corp........................ 1,987,912     41,368,449       0.6%
     Provident Financial Services,
       Inc........................... 2,329,292     34,939,380       0.5%
    #Selective Insurance Group, Inc.. 1,837,838     33,981,625       0.5%
    #Susquehanna Bancshares, Inc..... 4,754,073     49,299,737       0.7%
    #Umpqua Holdings Corp............ 3,734,973     45,155,824       0.6%
    #Webster Financial Corp.......... 1,831,262     40,287,764       0.6%
    #Wintrust Financial Corp......... 1,249,333     46,162,854       0.6%
     Other Securities................            1,214,320,698      17.1%
                                                --------------      ----
 Total Financials....................            1,800,407,682      25.4%
                                                --------------      ----
 Health Care -- (3.8%)
    *LifePoint Hospitals, Inc........ 1,931,002     68,241,611       1.0%
     Other Securities................              236,870,745       3.3%
                                                --------------      ----
 Total Health Care...................              305,112,356       4.3%
                                                --------------      ----
 Industrials -- (15.2%)
    #Amerco, Inc.....................   346,723     40,060,375       0.6%
   #*Atlas Air Worldwide Holdings,
     Inc.............................   660,670     36,330,243       0.5%
   #*Avis Budget Group, Inc.......... 4,147,655     68,560,737       1.0%
    *Esterline Technologies Corp..... 1,171,847     67,721,038       0.9%
    #GATX Corp....................... 1,710,701     70,925,663       1.0%

U.S. Small Cap Value Portfolio
CONTINUED

                                                                 Percentage
                                      Shares        Value+     of Net Assets**
                                    ----------- -------------- ---------------
 Industrials -- (Continued)
   #*General Cable Corp............   1,261,950 $   36,003,433       0.5%
   #*JetBlue Airways Corp..........  10,210,930     54,015,820       0.7%
    *Seaboard Corp.................      18,588     42,405,362       0.6%
    #Trinity Industries, Inc.......   1,061,083     33,190,676       0.5%
     Other Securities..............                763,015,204      10.8%
                                                --------------      ----
 Total Industrials.................              1,212,228,551      17.1%
                                                --------------      ----
 Information Technology -- (11.1%)
    *Benchmark Electronics, Inc....   2,338,129     34,651,072       0.5%
   #*CACI International, Inc.
     Class A.......................     780,164     39,343,671       0.5%
    #Convergys Corp................   4,073,697     68,478,847       1.0%
   #*Fairchild Semiconductor
     International, Inc............   2,958,679     34,794,065       0.5%
   #*SYNNEX Corp...................   1,143,432     37,035,762       0.5%
     Other Securities..............                667,384,640       9.4%
                                                --------------      ----
 Total Information Technology......                881,688,057      12.4%
                                                --------------      ----
 Materials -- (7.5%)
   #*Coeur d'Alene Mines Corp......   1,657,693     51,239,291       0.7%
    *Graphic Packaging Holding Co..   5,936,036     35,141,333       0.5%
    #Kaiser Aluminum Corp..........     632,304     38,304,976       0.5%
   #*Louisiana-Pacific Corp........   5,305,120     83,767,845       1.2%
    #Westlake Chemical Corp........   1,074,932     81,759,328       1.2%
     Other Securities..............                306,988,842       4.3%
                                                --------------      ----
 Total Materials...................                597,201,615       8.4%
                                                --------------      ----
 Other -- (0.0%)
     Other Securities..............                      6,156       0.0%
                                                --------------      ----
 Telecommunication
   Services -- (0.3%)
     Other Securities..............                 24,522,710       0.3%
                                                --------------      ----
 Utilities -- (0.1%)
     Other Securities..............                  7,667,599       0.1%
                                                --------------      ----
 TOTAL COMMON STOCKS...............              7,067,365,870      99.7%
                                                --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities..............                     84,611       0.0%
                                                --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities..............                    154,410       0.0%
                                                --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.4%)
     BlackRock Liquidity
       Funds TempCash Portfolio -
       Institutional Shares........  33,889,756     33,889,756       0.5%
                                                --------------      ----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
 SECURITIES LENDING
   COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment
   Fund............................  73,743,297    853,209,950      12.1%
 @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $2,319,458
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $2,326,438) to be repurchased
   at
   $2,251,863...................... $     2,252      2,251,844       0.0%
                                                --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL......................                855,461,794      12.1%
                                                --------------      ----

U.S. Small Cap Value Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
 (Cost $7,171,018,202)                           $7,956,956,441      112.3%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $1,301,423,404           --   --    $1,301,423,404
   Consumer Staples.........    316,523,453           --   --       316,523,453
   Energy...................    620,413,455 $    170,832   --       620,584,287
   Financials...............  1,800,407,682           --   --     1,800,407,682
   Health Care..............    304,260,154      852,202   --       305,112,356
   Industrials..............  1,211,592,934      635,617   --     1,212,228,551
   Information Technology...    881,688,057           --   --       881,688,057
   Materials................    597,201,615           --   --       597,201,615
   Other....................             --        6,156   --             6,156
   Telecommunication
     Services...............     24,522,710           --   --        24,522,710
   Utilities................      7,667,599           --   --         7,667,599
Preferred Stocks
   Energy...................             --       84,611   --            84,611
Rights/Warrants.............        145,936        8,474   --           154,410
Temporary Cash Investments..     33,889,756           --   --        33,889,756
Securities Lending
  Collateral................             --  855,461,794   --       855,461,794
                             -------------- ------------   --    --------------
TOTAL....................... $7,099,736,755 $857,219,686   --    $7,956,956,441
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (86.8%)
 Consumer Discretionary -- (12.1%)
    *Amazon.com, Inc....................    73,170 $ 17,035,439       0.3%
     Comcast Corp. Class A..............   598,894   22,464,514       0.5%
     Home Depot, Inc. (The).............   297,267   18,246,248       0.4%
     McDonald's Corp....................   201,938   17,528,218       0.4%
    #News Corp. Class A.................   450,943   10,786,557       0.2%
     Time Warner, Inc...................   272,477   11,839,126       0.2%
     Walt Disney Co. (The)..............   447,208   21,944,497       0.5%
     Other Securities...................            556,857,657      11.4%
                                                   ------------      ----
 Total Consumer Discretionary...........            676,702,256      13.9%
                                                   ------------      ----
 Consumer Staples -- (7.1%)
     Altria Group, Inc..................   386,613   12,294,293       0.3%
    #Coca-Cola Co. (The)................   820,326   30,499,721       0.6%
     CVS Caremark Corp..................   355,692   16,504,109       0.3%
     Mondelez International, Inc.
       Class A..........................   481,707   12,784,504       0.3%
     PepsiCo, Inc.......................   310,570   21,503,867       0.4%
     Philip Morris International, Inc...   341,453   30,239,078       0.6%
     Procter & Gamble Co. (The).........   444,296   30,763,055       0.6%
     Wal-Mart Stores, Inc...............   499,081   37,441,057       0.8%
     Other Securities...................            203,000,171       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            395,029,855       8.1%
                                                   ------------      ----
 Energy -- (8.8%)
     Chevron Corp.......................   555,913   61,267,172       1.2%
     ConocoPhillips.....................   343,340   19,862,219       0.4%
     Exxon Mobil Corp...................   906,263   82,623,998       1.7%
     Occidental Petroleum Corp..........   210,492   16,620,448       0.3%
     Schlumberger, Ltd..................   255,671   17,776,805       0.4%
     Other Securities...................            291,110,605       6.0%
                                                   ------------      ----
 Total Energy...........................            489,261,247      10.0%
                                                   ------------      ----
 Financials -- (14.3%)
     American Express Co................   195,451   10,939,392       0.2%
     Bank of America Corp............... 3,021,536   28,160,716       0.6%
    *Berkshire Hathaway, Inc. Class B...   354,267   30,590,955       0.6%
     Citigroup, Inc.....................   811,834   30,354,473       0.6%
     Goldman Sachs Group, Inc. (The)....   131,829   16,134,551       0.3%
     JPMorgan Chase & Co................ 1,045,479   43,575,565       0.9%
     U.S. Bancorp.......................   508,644   16,892,067       0.4%
     Wells Fargo & Co................... 1,421,763   47,899,195       1.0%
     Other Securities...................            577,479,985      11.8%
                                                   ------------      ----
 Total Financials.......................            802,026,899      16.4%
                                                   ------------      ----
 Health Care -- (9.6%)
     Abbott Laboratories................   313,084   20,513,264       0.4%
     Amgen, Inc.........................   198,736   17,199,607       0.4%
     Johnson & Johnson..................   586,544   41,539,046       0.9%
     Merck & Co., Inc...................   801,185   36,558,072       0.7%
    #Pfizer, Inc........................ 2,124,032   52,824,676       1.1%
     UnitedHealth Group, Inc............   245,508   13,748,448       0.3%
     Other Securities...................            356,532,581       7.3%
                                                   ------------      ----
 Total Health Care......................            538,915,694      11.1%
                                                   ------------      ----
 Industrials -- (11.2%)
     3M Co..............................   128,759   11,279,288       0.2%
     General Electric Co................ 2,949,640   62,119,418       1.3%

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Industrials -- (Continued)
     Union Pacific Corp.............     133,124 $   16,378,246       0.3%
     United Technologies Corp.......     170,046     13,290,795       0.3%
     Other Securities...............                522,468,562      10.7%
                                                 --------------      ----
 Total Industrials..................                625,536,309      12.8%
                                                 --------------      ----
 Information Technology -- (14.0%)
     Apple, Inc.....................     192,709    114,681,126       2.4%
    *Cisco Systems, Inc.............   1,163,085     19,935,277       0.4%
    *eBay, Inc......................     225,590     10,893,741       0.2%
    *Google, Inc. Class A...........      51,548     35,040,784       0.7%
     Intel Corp.....................     977,362     21,135,453       0.4%
     International Business
       Machines Corp................     219,826     42,762,752       0.9%
     Microsoft Corp.................   1,530,121     43,662,003       0.9%
     Oracle Corp....................     776,113     24,098,309       0.5%
     QUALCOMM, Inc..................     339,292     19,874,029       0.4%
     Visa, Inc......................     114,676     15,912,442       0.3%
     Other Securities...............                436,758,642       9.0%
                                                 --------------      ----
 Total Information Technology.......                784,754,558      16.1%
                                                 --------------      ----
 Materials -- (4.4%)
     Other Securities...............                243,570,457       5.0%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.3%)
     AT&T, Inc......................   1,637,332     56,635,314       1.1%
     Verizon Communications, Inc....     729,538     32,566,576       0.7%
     Other Securities...............                 39,819,239       0.8%
                                                 --------------      ----
 Total Telecommunication Services...                129,021,129       2.6%
                                                 --------------      ----
 Utilities -- (3.0%)
     Other Securities...............                169,532,898       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              4,854,351,302      99.5%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                      6,330       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities...............                     16,931       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.........  18,707,243     18,707,243       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING
   COLLATERAL -- (12.9%)
 (S)@DFA Short Term Investment Fund.  62,379,366    721,729,267      14.8%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 11/01/12
      (Collateralized by
      $1,962,028 FNMA, rates
      ranging from 2.500% to
      5.500%, maturities ranging
      from 10/01/22 to 07/01/42,
      valued at $1,967,932) to be
      repurchased at $1,904,849..... $     1,905      1,904,833       0.1%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                723,634,100      14.9%
                                                 --------------      ----

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,846,823,008)......................   $5,596,715,906      114.8%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  676,674,520 $     27,736   --    $  676,702,256
    Consumer Staples........    395,029,855           --   --       395,029,855
    Energy..................    489,242,390       18,857   --       489,261,247
    Financials..............    802,026,899           --   --       802,026,899
    Health Care.............    538,900,236       15,458   --       538,915,694
    Industrials.............    625,519,189       17,120   --       625,536,309
    Information Technology..    784,754,558           --   --       784,754,558
    Materials...............    243,570,457           --   --       243,570,457
    Other...................             --           --   --                --
    Telecommunication
      Services..............    129,021,129           --   --       129,021,129
    Utilities...............    169,532,898           --   --       169,532,898
Preferred Stocks
    Energy..................             --        6,330   --             6,330
Rights/Warrants.............         16,711          220   --            16,931
Temporary Cash Investments..     18,707,243           --   --        18,707,243
Securities Lending
  Collateral................             --  723,634,100   --       723,634,100
                             -------------- ------------   --    --------------
TOTAL....................... $4,872,996,085 $723,719,821   --    $5,596,715,906
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (87.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A............ 1,069,364 $   40,111,844       0.6%
     Home Depot, Inc. (The)...........   301,629     18,513,988       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A.................   135,703     15,153,954       0.2%
    #News Corp. Class A...............   846,333     20,244,285       0.3%
    #Time Warner Cable, Inc...........   159,874     15,845,112       0.2%
    #Time Warner, Inc.................   505,637     21,969,928       0.3%
     Walt Disney Co. (The)............   830,524     40,753,813       0.6%
     Other Securities.................              817,352,451      11.8%
                                                 --------------      ----
 Total Consumer Discretionary.........              989,945,375      14.3%
                                                 --------------      ----
 Consumer Staples -- (5.8%)
     Coca-Cola Co. (The)..............   439,242     16,331,018       0.2%
    #CVS Caremark Corp................   661,528     30,694,899       0.5%
     Mondelez International, Inc.
       Class A........................   875,793     23,243,546       0.3%
     Procter & Gamble Co. (The).......   610,480     42,269,635       0.6%
    #Wal-Mart Stores, Inc.............   387,774     29,090,805       0.4%
     Other Securities.................              314,210,762       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              455,840,665       6.6%
                                                 --------------      ----
 Energy -- (9.7%)
     Anadarko Petroleum Corp..........   243,678     16,767,483       0.3%
    #Apache Corp......................   188,754     15,619,394       0.2%
     Chevron Corp..................... 1,020,634    112,484,073       1.6%
     ConocoPhillips...................   632,838     36,609,678       0.5%
     EOG Resources, Inc...............   129,393     15,072,991       0.2%
     Exxon Mobil Corp................. 1,268,253    115,626,626       1.7%
     National Oilwell Varco, Inc......   213,355     15,724,264       0.2%
     Occidental Petroleum Corp........   382,913     30,234,810       0.5%
     Phillips 66......................   316,419     14,922,320       0.2%
     Other Securities.................              394,972,370       5.7%
                                                 --------------      ----
 Total Energy.........................              768,034,009      11.1%
                                                 --------------      ----
 Financials -- (17.2%)
     Bank of America Corp............. 5,244,183     48,875,786       0.7%
     Bank of New York Mellon Corp.
       (The)..........................   588,370     14,538,623       0.2%
    *Berkshire Hathaway, Inc. Class
      B...............................   231,623     20,000,646       0.3%
     Capital One Financial Corp.......   279,908     16,842,064       0.3%
     Citigroup, Inc................... 1,250,596     46,759,784       0.7%
     Goldman Sachs Group, Inc. (The)..   225,842     27,640,802       0.4%
     JPMorgan Chase & Co.............. 1,897,065     79,069,669       1.1%
     MetLife, Inc.....................   512,756     18,197,710       0.3%
     PNC Financial Services Group,
       Inc............................   268,801     15,641,530       0.2%
     Travelers Cos., Inc. (The).......   235,445     16,702,468       0.2%
     U.S. Bancorp.....................   907,771     30,147,075       0.4%
     Wells Fargo & Co................. 2,607,433     87,844,418       1.3%
     Other Securities.................              930,203,391      13.4%
                                                 --------------      ----
 Total Financials.....................            1,352,463,966      19.5%
                                                 --------------      ----
 Health Care -- (9.4%)
     Amgen, Inc.......................   259,507     22,459,033       0.3%
     Johnson & Johnson................   360,790     25,551,148       0.4%
     Merck & Co., Inc................. 1,401,705     63,959,799       0.9%
     Pfizer, Inc...................... 3,820,885     95,025,410       1.4%
     UnitedHealth Group, Inc..........   453,978     25,422,768       0.4%
     Other Securities.................              509,664,669       7.3%
                                                 --------------      ----
 Total Health Care....................              742,082,827      10.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
Industrials -- (12.1%)
    General Electric Co.............   5,244,073 $  110,440,177       1.6%
    Union Pacific Corp..............     245,011     30,143,703       0.4%
    Other Securities................                814,093,083      11.8%
                                                 --------------      ----
Total Industrials...................                954,676,963      13.8%
                                                 --------------      ----
Information Technology -- (11.2%)
    Apple, Inc......................     102,298     60,877,540       0.9%
   *Cisco Systems, Inc..............   1,115,185     19,114,271       0.3%
   *Google, Inc. Class A............      29,049     19,746,639       0.3%
   #Intel Corp......................   1,282,072     27,724,807       0.4%
    International Business
      Machines Corp.................     104,155     20,261,272       0.3%
    Microsoft Corp..................     928,949     26,507,560       0.4%
    Oracle Corp.....................     517,147     16,057,414       0.2%
   #Visa, Inc.......................     232,750     32,296,390       0.5%
    Other Securities................                662,078,081       9.5%
                                                 --------------      ----
Total Information Technology........                884,663,974      12.8%
                                                 --------------      ----
Materials -- (4.6%)
    Other Securities................                361,593,575       5.2%
                                                 --------------      ----
Other -- (0.0%)
    Other Securities................                         --       0.0%
                                                 --------------      ----
Telecommunication
  Services -- (2.9%)
   #AT&T, Inc.......................   2,989,398    103,403,277       1.5%
    Verizon Communications, Inc.....   1,386,217     61,880,727       0.9%
    Other Securities................                 60,471,763       0.9%
                                                 --------------      ----
Total Telecommunication Services....                225,755,767       3.3%
                                                 --------------      ----
Utilities -- (2.1%)
    Other Securities................                164,427,703       2.4%
                                                 --------------      ----
TOTAL COMMON STOCKS.................              6,899,484,824      99.7%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities................                     14,911       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities................                     41,489       0.0%
                                                 --------------      ----
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares..  25,908,240     25,908,240       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
SECURITIES LENDING
  COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..  81,993,994    948,670,516      13.7%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $2,920,082 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $2,928,869) to be
     repurchased at
  $2,834,983........................ $     2,835      2,834,959       0.0%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.                951,505,475      13.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                 Percentage
                                                    Value+     of Net Assets**
                                                -------------- ---------------
  TOTAL INVESTMENTS --(100.0%)
    (Cost $6,883,487,825)....................   $7,876,954,939      113.8%
                                                ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  989,880,654 $     64,721   --    $  989,945,375
    Consumer Staples........    455,840,665           --   --       455,840,665
    Energy..................    768,012,042       21,967   --       768,034,009
    Financials..............  1,352,463,966           --   --     1,352,463,966
    Health Care.............    742,046,854       35,973   --       742,082,827
    Industrials.............    954,633,938       43,025   --       954,676,963
    Information Technology..    884,663,974           --   --       884,663,974
    Materials...............    361,593,575           --   --       361,593,575
    Other...................             --           --   --                --
    Telecommunication
      Services..............    225,755,767           --   --       225,755,767
    Utilities...............    164,427,703           --   --       164,427,703
Preferred Stocks
    Energy..................             --       14,911   --            14,911
Rights/Warrants.............         40,617          872   --            41,489
Temporary Cash Investments..     25,908,240           --   --        25,908,240
Securities Lending
  Collateral................             --  951,505,475   --       951,505,475
                             -------------- ------------   --    --------------
TOTAL....................... $6,925,267,995 $951,686,944   --    $7,876,954,939
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (87.3%)
 Consumer Discretionary -- (13.9%)
     Comcast Corp. Class A..............   303,818 $ 11,396,213       0.6%
     Dillard's, Inc. Class A............    62,205    4,789,785       0.2%
    #Lennar Corp. Class A...............   134,243    5,030,085       0.3%
    *Liberty Interactive Corp. Class A..   267,922    5,358,440       0.3%
    *Mohawk Industries, Inc.............    54,426    4,542,938       0.2%
    #Time Warner, Inc...................   135,201    5,874,483       0.3%
    *Toll Brothers, Inc.................   151,825    5,011,743       0.2%
     Walt Disney Co. (The)..............   118,253    5,802,675       0.3%
     Other Securities...................            271,340,250      13.5%
                                                   ------------      ----
 Total Consumer Discretionary...........            319,146,612      15.9%
                                                   ------------      ----
 Consumer Staples -- (4.8%)
     Beam, Inc..........................    76,533    4,252,173       0.2%
     Bunge, Ltd.........................    76,701    5,448,072       0.3%
     CVS Caremark Corp..................   121,704    5,647,066       0.3%
     Procter & Gamble Co. (The).........    91,517    6,336,637       0.3%
     Wal-Mart Stores, Inc...............    58,500    4,388,670       0.2%
     Other Securities...................             84,469,435       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            110,542,053       5.5%
                                                   ------------      ----
 Energy -- (8.7%)
     Anadarko Petroleum Corp............    72,636    4,998,083       0.3%
    #Apache Corp........................    55,888    4,624,732       0.2%
     Chevron Corp.......................   153,038   16,866,318       0.8%
     ConocoPhillips.....................   175,685   10,163,377       0.5%
     Exxon Mobil Corp...................   154,985   14,129,982       0.7%
     HollyFrontier Corp.................   109,681    4,236,977       0.2%
     Murphy Oil Corp....................   106,439    6,386,340       0.3%
     Noble Corp.........................   132,385    4,996,210       0.3%
     Phillips 66........................    91,273    4,304,435       0.2%
     Tesoro Corp........................   131,157    4,945,930       0.3%
     Other Securities...................            123,451,407       6.1%
                                                   ------------      ----
 Total Energy...........................            199,103,791       9.9%
                                                   ------------      ----
 Financials -- (21.0%)
     American Financial Group, Inc......   127,737    4,956,196       0.2%
     Bank of America Corp............... 1,263,850   11,779,082       0.6%
    #Bank of New York Mellon Corp.
      (The).............................   163,628    4,043,248       0.2%
     Capital One Financial Corp.........    70,527    4,243,610       0.2%
     Citigroup, Inc.....................   207,090    7,743,095       0.4%
     Fidelity National Financial, Inc.
       Class A..........................   187,838    4,021,612       0.2%
     Goldman Sachs Group, Inc. (The)....    47,945    5,867,989       0.3%
     Hartford Financial Services
       Group, Inc.......................   190,397    4,133,519       0.2%
     Invesco, Ltd.......................   186,136    4,526,828       0.2%
     JPMorgan Chase & Co................   570,669   23,785,484       1.2%
     KeyCorp............................   499,016    4,201,715       0.2%
     MetLife, Inc.......................   141,103    5,007,745       0.3%
     PNC Financial Services Group, Inc..    76,226    4,435,591       0.2%
    #Principal Financial Group, Inc.....   157,281    4,331,519       0.2%
     Regions Financial Corp.............   634,241    4,135,251       0.2%
     Wells Fargo & Co...................   351,390   11,838,329       0.6%
     XL Group P.L.C.....................   162,997    4,032,546       0.2%
     Other Securities...................            368,806,067      18.4%
                                                   ------------      ----
 Total Financials.......................            481,889,426      24.0%
                                                   ------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Health Care -- (7.6%)
     Merck & Co., Inc...............     149,737 $    6,832,499       0.3%
     Pfizer, Inc....................     563,682     14,018,771       0.7%
     Other Securities...............                152,553,891       7.6%
                                                 --------------      ----
 Total Health Care..................                173,405,161       8.6%
                                                 --------------      ----
 Industrials -- (12.5%)
     General Electric Co............     826,374     17,403,436       0.8%
     Union Pacific Corp.............      33,180      4,082,135       0.2%
     Other Securities...............                264,760,266      13.2%
                                                 --------------      ----
 Total Industrials..................                286,245,837      14.2%
                                                 --------------      ----
 Information Technology -- (10.1%)
     Fidelity National Information
       Services, Inc................     150,228      4,937,994       0.3%
    #IAC/InterActiveCorp............     115,491      5,583,990       0.3%
     Visa, Inc......................      37,703      5,231,668       0.3%
     Xerox Corp.....................     731,469      4,710,660       0.2%
     Other Securities...............                211,816,925      10.5%
                                                 --------------      ----
 Total Information Technology.......                232,281,237      11.6%
                                                 --------------      ----
 Materials -- (5.4%)
     Other Securities...............                123,573,134       6.2%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.1%)
     AT&T, Inc......................     570,322     19,727,438       1.0%
    #Verizon Communications, Inc....     200,794      8,963,444       0.4%
     Other Securities...............                 20,446,270       1.0%
                                                 --------------      ----
 Total Telecommunication Services...                 49,137,152       2.4%
                                                 --------------      ----
 Utilities -- (1.2%)
     Other Securities...............                 27,481,514       1.4%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              2,002,805,917      99.7%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                     16,458       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 Other Securities...................                     29,967       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
 BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares.............   5,428,356      5,428,356       0.2%

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING COLLATERAL --
   (12.4%)
 (S)@DFA Short Term Investment Fund.  24,567,468    284,245,602      14.2%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 2.500% to 5.500%,
      maturities ranging from
      10/01/22 to 07/01/42, valued
      at $775,049) to be
      repurchased at $750,204....... $       750        750,198       0.0%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                284,995,800      14.2%
                                                 --------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,050,058,109)......................... $2,293,276,498      114.1%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  319,120,585 $     26,027   --    $  319,146,612
    Consumer Staples........    110,542,053           --   --       110,542,053
    Energy..................    199,079,511       24,280   --       199,103,791
    Financials..............    481,889,426           --   --       481,889,426
    Health Care.............    173,379,098       26,063   --       173,405,161
    Industrials.............    286,213,395       32,442   --       286,245,837
    Information Technology..    232,281,237           --   --       232,281,237
    Materials...............    123,573,134           --   --       123,573,134
    Other...................             --           --   --                --
    Telecommunication
      Services..............     49,137,152           --   --        49,137,152
    Utilities...............     27,481,514           --   --        27,481,514
Preferred Stocks
    Energy..................             --       16,458   --            16,458
Rights/Warrants.............         29,415          552   --            29,967
Temporary Cash Investments..      5,428,356           --   --         5,428,356
Securities Lending
  Collateral................             --  284,995,800   --       284,995,800
                             -------------- ------------   --    --------------
TOTAL....................... $2,008,154,876 $285,121,622   --    $2,293,276,498
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (15.4%)
   #Aaron's, Inc.......................... 301,837 $  9,305,635       0.2%
  #*Bally Technologies, Inc............... 194,000    9,684,480       0.2%
   #Brinker International, Inc............ 322,412    9,930,290       0.2%
   #Brunswick Corp........................ 401,911    9,481,080       0.2%
   #Buckle, Inc. (The).................... 218,663    9,877,008       0.2%
   *Cabela's, Inc......................... 277,885   12,452,027       0.3%
    Dillard's, Inc. Class A............... 173,931   13,392,687       0.3%
    Domino's Pizza, Inc................... 270,452   10,985,760       0.2%
   #HSN, Inc.............................. 228,644   11,894,061       0.3%
   #Penske Automotive Group, Inc.......... 337,541   10,328,755       0.2%
   #Pier 1 Imports, Inc................... 641,193   13,080,337       0.3%
  #*Ryman Hospitality Properties.......... 228,431    8,911,093       0.2%
    Six Flags Entertainment Corp.......... 182,712   10,434,682       0.2%
   #Thor Industries, Inc.................. 243,435    9,257,833       0.2%
   #Vail Resorts, Inc..................... 163,736    9,296,930       0.2%
   *Warnaco Group, Inc. (The)............. 125,848    8,882,352       0.2%
    Other Securities......................          679,005,396      14.9%
                                                   ------------      ----
Total Consumer Discretionary..............          846,200,406      18.5%
                                                   ------------      ----
Consumer Staples -- (3.7%)
  #*Darling International, Inc............ 540,748    8,938,564       0.2%
   *Hain Celestial Group, Inc. (The)...... 180,533   10,434,807       0.2%
   #PriceSmart, Inc....................... 117,776    9,774,230       0.2%
    Other Securities......................          173,131,585       3.8%
                                                   ------------      ----
Total Consumer Staples....................          202,279,186       4.4%
                                                   ------------      ----
Energy -- (3.8%)
   #Western Refining, Inc................. 371,375    9,236,096       0.2%
    Other Securities......................          202,043,645       4.4%
                                                   ------------      ----
Total Energy..............................          211,279,741       4.6%
                                                   ------------      ----
Financials -- (13.5%)
   *Altisource Portfolio Solutions SA..... 106,753   12,116,466       0.3%
   #CNO Financial Group, Inc.............. 978,475    9,373,791       0.2%
  #*Investors Bancorp, Inc................ 504,558    9,076,998       0.2%
   *Ocwen Financial Corp.................. 457,639   17,651,136       0.4%
  #*Texas Capital Bancshares, Inc......... 184,544    8,760,304       0.2%
    Other Securities......................          684,793,789      15.0%
                                                   ------------      ----
Total Financials..........................          741,772,484      16.3%
                                                   ------------      ----
Health Care -- (8.4%)
   *Haemonetics Corp...................... 117,025    9,560,942       0.2%
    Medicis Pharmaceutical Corp. Class A.. 237,227   10,298,024       0.2%
  #*Myriad Genetics, Inc.................. 360,979    9,446,820       0.2%
   #STERIS Corp........................... 254,960    9,079,126       0.2%
   *Thoratec Corp......................... 319,166   11,394,226       0.3%
    Other Securities......................          414,459,350       9.1%
                                                   ------------      ----
Total Health Care.........................          464,238,488      10.2%
                                                   ------------      ----
Industrials -- (15.2%)
    A.O. Smith Corp....................... 152,330    9,257,094       0.2%
   #Actuant Corp. Class A................. 318,532    8,995,344       0.2%
  #*Chart Industries, Inc................. 137,261    9,716,706       0.2%
    EMCOR Group, Inc...................... 306,181    9,846,781       0.2%
  #*Middleby Corp.........................  78,446    9,801,828       0.2%
   #Robbins & Myers, Inc.................. 176,805   10,481,000       0.2%

U.S. Small Cap Portfolio
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 Industrials -- (Continued)
     Toro Co. (The)..................    239,432 $   10,108,819       0.2%
   #*US Airways Group, Inc...........    746,580      9,093,344       0.2%
     Other Securities................               759,233,963      16.7%
                                                 --------------      ----
 Total Industrials...................               836,534,879      18.3%
                                                 --------------      ----
 Information Technology -- (14.6%)
   #*3D Systems Corp.................    260,733     11,341,886       0.2%
   #*Cirrus Logic, Inc...............    297,264     12,116,481       0.3%
   #*CommVault Systems, Inc..........    164,218     10,258,698       0.2%
     Convergys Corp..................    526,242      8,846,128       0.2%
    *Cymer, Inc......................    144,305     11,499,665       0.3%
     FEI Co..........................    176,390      9,710,270       0.2%
     Loral Space & Communications,
       Inc...........................    120,478      9,476,799       0.2%
   #*NeuStar, Inc. Class A...........    247,646      9,061,367       0.2%
    *SolarWinds, Inc.................    262,245     13,266,975       0.3%
     Other Securities................               707,242,217      15.5%
                                                 --------------      ----
 Total Information Technology........               802,820,486      17.6%
                                                 --------------      ----
 Materials -- (4.7%)
    #Eagle Materials, Inc............    212,595     11,261,157       0.3%
    *Louisiana-Pacific Corp..........    633,346     10,000,533       0.2%
     Other Securities................               238,341,168       5.2%
                                                 --------------      ----
 Total Materials.....................               259,602,858       5.7%

 Other -- (0.0%)
     Other Securities................                       414       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (0.4%)
     Other Securities................                24,541,005       0.5%
                                                 --------------      ----
 Utilities -- (2.9%)
     Portland General Electric Co....    338,710      9,280,654       0.2%
     Other Securities................               149,160,307       3.3%
                                                 --------------      ----
 Total Utilities.....................               158,440,961       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS.................             4,547,710,908      99.6%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities................            $       54,227       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities................                   135,531       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.......... 12,912,865     12,912,865       0.3%
                                                 --------------      ----

U.S. Small Cap Portfolio
CONTINUED

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount                     Percentage
                                                                                    (000)        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (17.2%)
(S)@DFA Short Term Investment Fund..............................................  81,663,903    944,851,354       20.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $2,568,587 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $2,576,317) to be
     repurchased at $2,493,732.................................................. $     2,494      2,493,711        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                947,345,065       20.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,856,877,158)..........................................................             $5,508,158,596      120.7%
                                                                                             ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  846,159,239 $     41,167   --    $  846,200,406
    Consumer Staples........    202,279,186           --   --       202,279,186
    Energy..................    211,093,773      185,968   --       211,279,741
    Financials..............    741,772,484           --   --       741,772,484
    Health Care.............    464,148,120       90,368   --       464,238,488
    Industrials.............    836,218,833      316,046   --       836,534,879
    Information Technology..    802,820,486           --   --       802,820,486
    Materials...............    259,602,858           --   --       259,602,858
    Other...................             --          414   --               414
    Telecommunication
      Services..............     24,541,005           --   --        24,541,005
    Utilities...............    158,440,961           --   --       158,440,961
Preferred Stocks
    Energy..................             --       54,227   --            54,227
Rights/Warrants.............        131,992        3,539   --           135,531
Temporary Cash Investments..     12,912,865           --   --        12,912,865
Securities Lending
  Collateral................             --  947,345,065   --       947,345,065
                             -------------- ------------   --    --------------
TOTAL....................... $4,560,121,802 $948,036,794   --    $5,508,158,596
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value+     of Net Assets**
                                          ------- ------------- ---------------
 COMMON STOCKS -- (87.9%)
 Consumer Discretionary -- (15.7%)
    *Asbury Automotive Group, Inc........ 279,819 $   8,875,859       0.3%
     Churchill Downs, Inc................ 117,187     7,655,827       0.2%
   #*Conn's, Inc......................... 303,338     7,683,552       0.2%
   #*Dorman Products, Inc................ 312,058     9,533,372       0.3%
    #Finish Line, Inc. Class A (The)..... 376,378     7,830,544       0.2%
    #KB Home............................. 521,279     8,330,038       0.2%
   #*La-Z-Boy, Inc....................... 515,798     8,366,244       0.3%
   #*Lumber Liquidators Holdings, Inc.... 155,431     8,676,158       0.3%
    *Meritage Homes Corp................. 217,518     8,043,816       0.2%
     Oxford Industries, Inc.............. 145,087     8,049,427       0.2%
    *Papa John's International, Inc...... 214,930    11,460,068       0.3%
    #Ryland Group, Inc. (The)............ 306,580    10,383,865       0.3%
    #Stage Stores, Inc................... 305,185     7,477,032       0.2%
    #Sturm Ruger & Co., Inc.............. 181,201     8,558,123       0.3%
     Other Securities....................           491,209,781      14.3%
                                                  -------------      ----
 Total Consumer Discretionary............           612,133,706      17.8%
                                                  -------------      ----
 Consumer Staples -- (4.1%)
    #Cal-Maine Foods, Inc................ 202,886     8,750,473       0.2%
   #*Elizabeth Arden, Inc................ 261,981    12,360,264       0.4%
     J & J Snack Foods Corp.............. 179,640    10,287,983       0.3%
     WD-40 Co............................ 162,424     7,773,613       0.2%
     Other Securities....................           119,761,926       3.5%
                                                  -------------      ----
 Total Consumer Staples..................           158,934,259       4.6%
                                                  -------------      ----
 Energy -- (3.9%)
     Other Securities....................           153,313,419       4.5%
                                                  -------------      ----
 Financials -- (15.6%)
    *Altisource Portfolio Solutions SA...  94,413    10,715,876       0.3%
    #Bank of the Ozarks, Inc............. 301,134     9,859,127       0.3%
     FBL Financial Group, Inc. Class A... 271,726     9,274,008       0.3%
     Horace Mann Educators Corp.......... 423,287     8,131,343       0.2%
     Infinity Property & Casualty Corp... 134,624     7,688,377       0.2%
   #*Texas Capital Bancshares, Inc....... 164,032     7,786,599       0.2%
   #*World Acceptance Corp............... 153,471    10,245,724       0.3%
     Other Securities....................           545,031,588      15.9%
                                                  -------------      ----
 Total Financials........................           608,732,642      17.7%
                                                  -------------      ----
 Health Care -- (10.1%)
   #*Air Methods Corp.................... 115,182    12,627,403       0.4%
    *Amsurg Corp......................... 286,077     8,158,916       0.2%
     Analogic Corp....................... 123,731     9,114,025       0.3%
    *Ariad Pharmaceuticals, Inc.......... 727,009    15,667,044       0.4%
    *Cyberonics, Inc..................... 211,757     9,793,761       0.3%
    *Hanger, Inc......................... 292,678     7,419,387       0.2%
   #*ICU Medical, Inc.................... 132,784     7,878,075       0.2%
     Other Securities....................           322,452,236       9.4%
                                                  -------------      ----
 Total Health Care.......................           393,110,847      11.4%
                                                  -------------      ----
 Industrials -- (14.9%)
     AZZ, Inc............................ 224,847     8,867,966       0.3%
    *Exponent, Inc....................... 135,915     7,472,607       0.2%
     Kaman Corp.......................... 234,532     8,724,590       0.3%
     Other Securities....................           557,738,161      16.2%
                                                  -------------      ----
 Total Industrials.......................          5 82,803,324      17.0%
                                                  -------------      ----

U.S. Micro Cap Portfolio
CONTINUED

                                                                      Percentage
                                           Shares        Value+     of Net Assets**
                                         ----------- -------------- ---------------
Information Technology -- (15.3%)
  #*3D Systems Corp.....................     227,661 $    9,903,254       0.3%
    Forrester Research, Inc.............     256,189      7,414,110       0.2%
   *iGATE Corp..........................     518,273      8,318,282       0.2%
    Loral Space & Communications,
      Inc...............................     103,555      8,145,636       0.2%
  #*Manhattan Associates, Inc...........     216,969     13,018,140       0.4%
    MTS Systems Corp....................     165,039      8,319,616       0.2%
  #*NetScout Systems, Inc...............     312,994      7,740,342       0.2%
   *OSI Systems, Inc....................     150,502     11,927,284       0.3%
  #*Stratasys, Inc......................     138,151      9,210,527       0.3%
  #*Tyler Technologies, Inc.............     251,629     12,030,382       0.4%
    Other Securities....................                500,280,360      14.6%
                                                     --------------      ----
Total Information Technology............                596,307,933      17.3%
                                                     --------------      ----
Materials -- (5.5%)
   #AMCOL International Corp............     265,253      8,376,690       0.3%
    Balchem Corp........................     220,033      7,663,749       0.2%
    Stepan Co...........................      82,995      7,950,921       0.2%
    Other Securities....................                189,087,399       5.5%
                                                     --------------      ----
    Total Materials.....................                213,078,759       6.2%
                                                     --------------      ----
Other -- (0.0%)
    Other Securities....................                      2,226       0.0%
                                                     --------------      ----
Telecommunication Services -- (1.0%)
    Other Securities....................                 39,869,468       1.2%
                                                     --------------      ----
Utilities -- (1.8%)
    CH Energy Group, Inc................     129,612      8,428,668       0.2%
   #MGE Energy, Inc.....................     194,367     10,231,479       0.3%
    Other Securities....................                 50,903,632       1.5%
                                                     --------------      ----
Total Utilities.........................                 69,563,779       2.0%
                                                     --------------      ----
TOTAL COMMON STOCKS.....................              3,427,850,362      99.7%
                                                     --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities....................                     55,563       0.0%
                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities....................                    134,261       0.0%
                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares..............   9,728,759      9,728,759       0.3%
                                                     --------------      ----

                                           Shares/
                                            Face
                                           Amount
                                            (000)
                                         -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund......  39,804,452    460,537,511      13.4%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $1,251,975 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $1,255,743) to be
     repurchased at $1,215,489.......... $     1,215      1,215,479       0.0%
                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.....                461,752,990      13.4%
                                                     --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,396,339,836)......................... $3,899,521,935      113.4%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  612,071,742 $     61,964   --    $  612,133,706
   Consumer Staples.........    158,934,259           --   --       158,934,259
   Energy...................    153,224,174       89,245   --       153,313,419
   Financials...............    608,732,642           --   --       608,732,642
   Health Care..............    392,983,982      126,865   --       393,110,847
   Industrials..............    582,525,445      277,879   --       582,803,324
   Information Technology...    596,307,933           --   --       596,307,933
   Materials................    213,078,759           --   --       213,078,759
   Other....................             --        2,226   --             2,226
   Telecommunication
     Services...............     39,869,468           --   --        39,869,468
   Utilities................     69,563,779           --   --        69,563,779
Preferred Stocks
   Energy...................             --       55,563   --            55,563
Rights/Warrants.............        131,645        2,616   --           134,261
Temporary Cash Investments..      9,728,759           --   --         9,728,759
Securities Lending
  Collateral................             --  461,752,990   --       461,752,990
                             -------------- ------------   --    --------------
TOTAL....................... $3,437,152,587 $462,369,348   --    $3,899,521,935
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                         ---------- -------------- ---------------
COMMON STOCKS -- (86.8%)
Real Estate Investment Trusts -- (86.8%)
    Alexander's, Inc....................     48,481 $   21,523,625       0.6%
   #Alexandria Real Estate
     Equities, Inc......................    539,876     38,023,467       1.0%
   #American Campus Communities,
     Inc................................    673,380     30,510,848       0.8%
    American Tower Corp.................    520,737     39,206,289       1.1%
   #Apartment Investment &
     Management Co. Class A.............  1,273,483     33,989,261       0.9%
   #AvalonBay Communities, Inc..........    849,330    115,135,175       3.1%
   #BioMed Realty Trust, Inc............  1,336,668     25,557,092       0.7%
    Boston Properties, Inc..............  1,340,610    142,506,843       3.8%
   #BRE Properties, Inc.................    679,953     32,875,728       0.9%
   #Camden Property Trust...............    719,928     47,248,875       1.3%
   #CBL & Associates Properties,
     Inc................................  1,239,184     27,720,546       0.7%
   #DDR Corp............................  2,189,719     33,634,084       0.9%
   #Digital Realty Trust, Inc...........  1,044,384     64,156,509       1.7%
   #Douglas Emmett, Inc.................  1,175,786     27,572,182       0.7%
   #Duke Realty Corp....................  2,348,436     34,005,353       0.9%
    Equity Lifestyle Properties,
      Inc...............................    350,533     23,601,387       0.6%
   #Equity Residential..................  2,633,782    151,205,425       4.1%
   #Essex Property Trust, Inc...........    312,386     46,857,900       1.3%
   #Extra Space Storage, Inc............    865,728     29,858,959       0.8%
   #Federal Realty Investment
     Trust..............................    577,049     62,223,194       1.7%
   #General Growth Properties, Inc......  3,768,676     74,092,170       2.0%
   #HCP, Inc............................  3,758,294    166,492,424       4.5%
    Health Care REIT, Inc...............  2,030,477    120,671,248       3.2%
   #Highwoods Properties, Inc...........    672,870     21,700,057       0.6%
    Home Properties, Inc................    436,266     26,520,610       0.7%
   #Hospitality Properties Trust........  1,129,465     26,113,231       0.7%
   #Host Hotels & Resorts, Inc..........  6,322,617     91,425,042       2.5%
   #Kilroy Realty Corp..................    632,753     28,100,561       0.8%
    Kimco Realty Corp...................  3,688,342     71,996,436       1.9%
    Liberty Property Trust..............  1,048,979     36,840,142       1.0%
   #Macerich Co. (The)..................  1,164,780     66,392,460       1.8%
   #Mack-Cali Realty Corp...............    789,496     20,519,001       0.6%
   #Mid-America Apartment
     Communities, Inc...................    346,446     22,418,521       0.6%
   #National Retail Properties,
     Inc................................    946,624     29,989,048       0.8%
   #Omega Healthcare Investors,
     Inc................................    950,897     21,813,577       0.6%
   #Piedmont Office Realty Trust,
     Inc. Class A.......................  1,476,624     26,283,907       0.7%
   #Post Properties, Inc................    471,637     23,020,602       0.6%
    Prologis, Inc.......................  4,030,920    138,220,247       3.7%
    Public Storage......................  1,324,670    183,639,002       4.9%
   #Realty Income Corp..................  1,167,664     45,854,165       1.2%
   #Regency Centers Corp................    783,534     37,625,303       1.0%
   #Senior Housing Properties
     Trust..............................  1,479,083     32,510,244       0.9%
    Simon Property Group, Inc...........  2,702,036    411,276,900      11.1%
   #SL Green Realty Corp................    788,844     59,399,953       1.6%
   #Tanger Factory Outlet
     Centers, Inc.......................    813,719     25,607,737       0.7%
   #Taubman Centers, Inc................    533,326     41,892,757       1.1%
   #UDR, Inc............................  2,188,706     53,119,895       1.4%
   #Ventas, Inc.........................  2,520,962    159,501,266       4.3%
    Vornado Realty Trust................  1,508,390    120,987,962       3.3%
   #Weingarten Realty Investors.........  1,049,531     28,337,337       0.8%
    Other Securities....................               464,012,068      12.5%
                                                    --------------      ----
TOTAL COMMON STOCKS.....................             3,703,786,615      99.7%
                                                    --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............... 26,648,404     26,648,404       0.7%
                                                    --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           Shares/
                                            Face
                                           Amount                     Percentage
                                            (000)        Value+     of Net Assets**
                                         ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment
  Fund..................................  46,255,311 $  535,173,950       14.4%
   @Repurchase Agreement,
     JPMorgan Securities LLC
     0.30%, 11/01/12
     (Collateralized by
     $1,454,876 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities
     ranging from 10/01/22 to
     07/01/42, valued at
     $1,459,254) to be
     repurchased at $1,412,477.......... $     1,412      1,412,465        0.0%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL............................                536,586,415       14.4%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)...........
  (Cost $3,188,947,605)                              $4,267,021,434      114.8%
                                                     ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investment in Securities (Market Value)
                                  --------------------------------------------------
                                     Level 1       Level 2    Level 3     Total
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $3,703,786,615           --   --    $3,703,786,615
Temporary Cash Investments.......     26,648,404           --   --        26,648,404
Securities Lending Collateral....             -- $536,586,415   --       536,586,415
                                  -------------- ------------   --    --------------
TOTAL............................ $3,730,435,019 $536,586,415   --    $4,267,021,434
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 489,886 $ 12,923,873       0.6%
    BHP Billiton, Ltd..................... 358,448   12,691,074       0.6%
   #Commonwealth Bank of Australia NL..... 268,839   16,099,654       0.8%
   #National Australia Bank, Ltd.......... 413,524   11,051,380       0.5%
    Westpac Banking Corp.................. 459,483   12,147,841       0.6%
    Other Securities......................           97,828,712       4.8%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          162,742,534       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
    Other Securities......................            5,523,447       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
    Anheuser-Busch InBev NV............... 107,124    8,958,854       0.4%
    Other Securities......................           10,625,851       0.5%
                                                   ------------      ----
TOTAL BELGIUM.............................           19,584,705       0.9%
                                                   ------------      ----
CANADA -- (9.8%)
    Bank of Montreal...................... 121,090    7,155,676       0.3%
    Bank of Nova Scotia................... 196,237   10,659,181       0.5%
    Barrick Gold Corp..................... 182,000    7,360,180       0.4%
   #Royal Bank of Canada.................. 243,989   13,910,121       0.7%
    Suncor Energy, Inc.................... 279,079    9,366,436       0.5%
   #Toronto Dominion Bank................. 160,784   13,076,830       0.6%
    Other Securities......................          165,490,762       8.0%
                                                   ------------      ----
TOTAL CANADA..............................          227,019,186      11.0%
                                                   ------------      ----
DENMARK -- (1.0%)
    Other Securities......................           23,363,099       1.1%
                                                   ------------      ----
FINLAND -- (0.6%)
    Other Securities......................           14,738,094       0.7%
                                                   ------------      ----
FRANCE -- (7.2%)
    BNP Paribas SA........................ 179,515    9,111,582       0.4%
    LVMH Moet Hennessy Louis Vuitton SA...  43,329    7,044,432       0.3%
    Sanofi SA............................. 147,776   12,978,720       0.6%
    Total SA.............................. 229,954   11,582,771       0.6%
    Total SA Sponsored ADR................ 144,707    7,293,233       0.4%
    Other Securities......................          119,144,573       5.8%
                                                   ------------      ----
TOTAL FRANCE..............................          167,155,311       8.1%
                                                   ------------      ----
GERMANY -- (6.4%)
    Allianz SE............................  59,747    7,422,057       0.4%
    BASF SE............................... 137,393   11,396,744       0.5%
    Bayer AG.............................. 104,450    9,107,269       0.4%
    Daimler AG............................ 168,780    7,906,432       0.4%
    SAP AG................................ 103,483    7,546,254       0.4%
   #Siemens AG Sponsored ADR..............  67,650    6,826,562       0.3%
    Other Securities......................           98,406,795       4.8%
                                                   ------------      ----
TOTAL GERMANY.............................          148,612,113       7.2%
                                                   ------------      ----
GREECE -- (0.1%)
    Other Securities......................            1,180,568       0.1%
                                                   ------------      ----
HONG KONG -- (2.4%)
    Other Securities......................           54,810,518       2.7%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
IRELAND -- (0.3%)
    Other Securities....................           $  5,766,422       0.3%
                                                   ------------      ----
ISRAEL -- (0.4%)
    Other Securities....................              9,597,458       0.5%
                                                   ------------      ----
ITALY -- (1.7%)
    Other Securities....................             38,182,893       1.9%
                                                   ------------      ----
JAPAN -- (15.7%)
    Sumitomo Mitsui Financial Group,
      Inc...............................   251,740    7,692,420       0.4%
    Toyota Motor Corp...................   317,100   12,226,476       0.6%
    Other Securities....................            343,552,324      16.7%
                                                   ------------      ----
TOTAL JAPAN.............................            363,471,220      17.7%
                                                   ------------      ----
NETHERLANDS -- (2.0%)
    Unilever NV.........................   271,974    9,996,249       0.5%
    Other Securities....................             36,987,162       1.8%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             46,983,411       2.3%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities....................              2,282,663       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
    Other Securities....................             21,438,761       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
    Other Securities....................              3,409,590       0.2%
                                                   ------------      ----
SINGAPORE -- (1.4%)
    Other Securities....................             32,746,308       1.6%
                                                   ------------      ----
SPAIN -- (2.2%)
    Other Securities....................             51,685,586       2.5%
                                                   ------------      ----
SWEDEN -- (2.5%)
    Other Securities....................             58,081,987       2.8%
                                                   ------------      ----
SWITZERLAND -- (6.8%)
    Nestle SA...........................   548,594   34,829,262       1.7%
    Novartis AG.........................   262,271   15,815,092       0.8%
   #Novartis AG ADR.....................   147,100    8,893,666       0.4%
    Roche Holding AG Genusschein........   116,708   22,480,903       1.1%
    UBS AG..............................   640,816    9,614,543       0.4%
    Zurich Insurance Group AG...........    31,032    7,650,000       0.4%
    Other Securities....................             57,263,238       2.8%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            156,546,704       7.6%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C................   247,137    7,615,400       0.4%
    BG Group P.L.C......................   510,495    9,478,376       0.5%
   #BHP Billiton P.L.C. ADR.............   113,263    7,246,567       0.3%
    BP P.L.C. Sponsored ADR.............   517,641   22,201,622       1.1%
    British American Tobacco P.L.C......   293,586   14,561,859       0.7%
    Diageo P.L.C. Sponsored ADR.........    63,791    7,287,484       0.3%
    GlaxoSmithKline P.L.C...............   538,836   12,074,039       0.6%
    GlaxoSmithKline P.L.C. Sponsored
      ADR...............................   154,591    6,941,136       0.3%
    HSBC Holdings P.L.C................. 1,623,467   16,006,352       0.8%
   #HSBC Holdings P.L.C. Sponsored ADR..   343,138   16,937,292       0.8%
    Rio Tinto P.L.C.....................   150,148    7,500,915       0.4%
    Royal Dutch Shell P.L.C. ADR........   425,120   30,026,226       1.5%
    Royal Dutch Shell P.L.C. Series B...   306,534   10,842,936       0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    SABmiller P.L.C..........................................................     162,396 $    6,969,775        0.3%
    Standard Chartered P.L.C.................................................     452,395     10,711,236        0.5%
    Tesco P.L.C..............................................................   1,441,004      7,456,436        0.4%
    Vodafone Group P.L.C.....................................................   2,870,219      7,794,527        0.4%
    Vodafone Group P.L.C. Sponsored ADR......................................     680,782     18,530,886        0.9%
    Other Securities.........................................................                206,843,125       10.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                427,026,189       20.8%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              2,041,948,767       99.3%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  1,284,218        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                     14,929        0.0%
                                                                                          --------------      -----
FRANCE -- (0.0%)
    Other Securities.........................................................                         15        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                     30,902        0.0%
                                                                                          --------------      -----
SPAIN -- (0.0%)
    Other Securities.........................................................                          7        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                     45,853        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........................................  23,336,214    270,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,348,839) to be repurchased at $1,322,404............................. $     1,322      1,322,391        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                271,322,391       13.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,738,602)                                                                   $2,314,601,229      112.6%
                                                                                          ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia................. $  9,177,915 $  153,564,619   --    $  162,742,534
    Austria...................       31,272      5,492,175   --         5,523,447
    Belgium...................    2,868,310     16,716,395   --        19,584,705
    Canada....................  227,019,186             --   --       227,019,186
    Denmark...................    4,252,654     19,110,445   --        23,363,099
    Finland...................      792,236     13,945,858   --        14,738,094
    France....................   15,010,442    152,144,869   --       167,155,311
    Germany...................   26,003,248    122,608,865   --       148,612,113
    Greece....................           --      1,180,568   --         1,180,568
    Hong Kong.................           --     54,810,518   --        54,810,518
    Ireland...................    1,928,356      3,838,066   --         5,766,422
    Israel....................    5,521,012      4,076,446   --         9,597,458
    Italy.....................    5,535,992     32,646,901   --        38,182,893
    Japan.....................   29,715,898    333,755,322   --       363,471,220
    Netherlands...............    3,974,503     43,008,908   --        46,983,411
    New Zealand...............           --      2,282,663   --         2,282,663
    Norway....................    1,169,239     20,269,522   --        21,438,761
    Portugal..................      101,703      3,307,887   --         3,409,590
    Singapore.................           --     32,746,308   --        32,746,308
    Spain.....................   17,713,982     33,971,604   --        51,685,586
    Sweden....................      604,690     57,477,297   --        58,081,987
    Switzerland...............   17,129,641    139,417,063   --       156,546,704
    United Kingdom............  145,465,749    281,560,440   --       427,026,189
Preferred Stocks
    Germany...................           --      1,284,218   --         1,284,218
Rights/Warrants
    Australia.................           --         14,929   --            14,929
    France....................           --             15   --                15
    Hong Kong.................           --         30,902   --            30,902
    Spain.....................           --              7   --                 7
Securities Lending Collateral.           --    271,322,391   --       271,322,391
                               ------------ --------------   --    --------------
TOTAL......................... $514,016,028 $1,800,585,201   --    $2,314,601,229
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                       Percentage
                                                Shares    Value++    of Net Assets**
                                                ------- ------------ ---------------
COMMON STOCKS -- (89.3%)
AUSTRALIA -- (6.2%)
   #Australia & New Zealand Banking Group, Ltd. 811,349 $ 21,404,514       0.3%
   #Commonwealth Bank of Australia NL.......... 291,226   17,440,319       0.3%
   #National Australia Bank, Ltd............... 935,297   24,995,703       0.4%
   #Wesfarmers, Ltd............................ 461,899   16,651,241       0.3%
    Westpac Banking Corp....................... 659,750   17,442,513       0.3%
    Other Securities...........................          351,644,182       5.4%
                                                        ------------      ----
TOTAL AUSTRALIA................................          449,578,472       7.0%
                                                        ------------      ----
AUSTRIA -- (0.5%)
    Other Securities...........................           32,391,602       0.5%
                                                        ------------      ----
BELGIUM -- (0.9%)
    Other Securities...........................           65,997,964       1.0%
                                                        ------------      ----
CANADA -- (9.9%)
   #Bank of Montreal........................... 273,400   16,156,263       0.3%
    Bank of Nova Scotia........................ 264,875   14,387,453       0.2%
    Canadian Natural Resources, Ltd............ 474,950   14,313,887       0.2%
   #Royal Bank of Canada....................... 326,040   18,587,953       0.3%
    Suncor Energy, Inc......................... 654,429   21,963,915       0.3%
   #Toronto Dominion Bank...................... 350,772   28,528,871       0.4%
    Other Securities...........................          600,337,278       9.3%
                                                        ------------      ----
TOTAL CANADA...................................          714,275,620      11.0%
                                                        ------------      ----
CHINA -- (0.0%)
    Other Securities...........................              147,959       0.0%
                                                        ------------      ----
DENMARK -- (0.9%)
    Other Securities...........................           63,928,182       1.0%
                                                        ------------      ----
FINLAND -- (1.3%)
    Other Securities...........................           92,159,069       1.4%
                                                        ------------      ----
FRANCE -- (6.7%)
    BNP Paribas SA............................. 500,741   25,415,940       0.4%
   #GDF Suez SA................................ 659,288   15,132,134       0.2%
    Sanofi SA ADR.............................. 562,231   24,653,829       0.4%
   *Societe Generale SA........................ 601,863   19,194,589       0.3%
   #Total SA Sponsored ADR..................... 594,342   29,954,837       0.5%
    Other Securities...........................          366,981,725       5.6%
                                                        ------------      ----
TOTAL FRANCE...................................          481,333,054       7.4%
                                                        ------------      ----
GERMANY -- (5.3%)
    Daimler AG................................. 415,333   19,456,109       0.3%
    Deutsche Bank AG........................... 338,130   15,402,110       0.3%
    E.ON AG.................................... 609,873   13,883,743       0.2%
   #Siemens AG Sponsored ADR................... 200,444   20,226,804       0.3%
    Other Securities...........................          316,171,125       4.9%
                                                        ------------      ----
TOTAL GERMANY..................................          385,139,891       6.0%
                                                        ------------      ----
GREECE -- (0.3%)
    Other Securities...........................           21,713,011       0.3%
                                                        ------------      ----
HONG KONG -- (2.4%)
    Other Securities...........................          170,749,434       2.6%
                                                        ------------      ----
IRELAND -- (0.5%)
    Other Securities...........................           36,568,747       0.6%
                                                        ------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                           ---------- -------------- ---------------
ISRAEL -- (0.5%)
    Other Securities......................            $   38,192,757       0.6%
                                                      --------------      ----
ITALY -- (2.0%)
    Other Securities......................               144,759,479       2.2%
                                                      --------------      ----
JAPAN -- (16.9%)
    Mitsubishi UFJ Financial Group, Inc...  4,203,900     19,018,309       0.3%
    Mizuho Financial Group, Inc........... 10,641,060     16,649,856       0.3%
    Sumitomo Mitsui Financial Group, Inc..    634,770     19,396,670       0.3%
   #Toyota Motor Corp. Sponsored ADR......    360,892     27,958,303       0.4%
    Other Securities......................             1,141,756,436      17.6%
                                                      --------------      ----
TOTAL JAPAN...............................             1,224,779,574      18.9%
                                                      --------------      ----
NETHERLANDS -- (2.3%)
   *ING Groep NV Sponsored ADR............  1,565,969     13,874,485       0.2%
    Koninklijke Philips Electronics NV....    589,853     14,773,412       0.2%
    Other Securities......................               140,860,671       2.2%
                                                      --------------      ----
TOTAL NETHERLANDS.........................               169,508,568       2.6%
                                                      --------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................                18,364,661       0.3%
                                                      --------------      ----
NORWAY -- (1.1%)
    Other Securities......................                79,436,045       1.2%
                                                      --------------      ----
PORTUGAL -- (0.3%)
    Other Securities......................                20,759,987       0.3%
                                                      --------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................               117,743,734       1.8%
                                                      --------------      ----
SPAIN -- (2.0%)
    Banco Santander SA....................  2,240,231     16,867,084       0.3%
   #Banco Santander SA Sponsored ADR......  2,229,277     16,630,406       0.2%
    Other Securities......................               109,877,111       1.7%
                                                      --------------      ----
TOTAL SPAIN...............................               143,374,601       2.2%
                                                      --------------      ----
SWEDEN -- (2.8%)
    Other Securities......................               204,867,857       3.2%
                                                      --------------      ----
SWITZERLAND -- (5.9%)
    Holcim, Ltd...........................    208,137     14,204,567       0.2%
    Nestle SA.............................    587,284     37,285,622       0.6%
   #Novartis AG ADR.......................    737,597     44,595,115       0.7%
    Roche Holding AG Genusschein..........     82,873     15,963,429       0.3%
    Swiss Re, Ltd.........................    321,123     22,220,864       0.3%
    UBS AG................................  1,749,489     26,248,623       0.4%
    Zurich Insurance Group AG.............    133,176     32,830,510       0.5%
    Other Securities......................               233,502,910       3.6%
                                                      --------------      ----
TOTAL SWITZERLAND.........................               426,851,640       6.6%
                                                      --------------      ----
UNITED KINGDOM -- (18.7%)
    Anglo American P.L.C..................    582,539     17,950,640       0.3%
   #AstraZeneca P.L.C. Sponsored ADR......    424,722     19,707,101       0.3%
    Barclays P.L.C. Sponsored ADR.........  1,811,137     26,804,828       0.4%
    BG Group P.L.C........................    933,234     17,327,384       0.3%
   #BHP Billiton P.L.C. ADR...............    247,566     15,839,273       0.3%
    BP P.L.C. Sponsored ADR...............  1,479,807     63,468,922       1.0%
   #HSBC Holdings P.L.C. Sponsored ADR....  1,761,750     86,959,980       1.3%
   *Lloyds Banking Group P.L.C............ 23,313,762     15,352,299       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #Prudential P.L.C. ADR....................................................     651,676 $   17,908,056        0.3%
   #Rio Tinto P.L.C. Sponsored ADR...........................................     307,543     15,370,999        0.2%
   #Royal Dutch Shell P.L.C. ADR.............................................   1,426,690    100,767,115        1.6%
    SABmiller P.L.C..........................................................     323,061     13,865,258        0.2%
    Standard Chartered P.L.C.................................................   1,125,564     26,649,679        0.4%
    Tesco P.L.C..............................................................   3,732,880     19,315,686        0.3%
    Vodafone Group P.L.C. Sponsored ADR......................................   2,412,945     65,680,363        1.0%
    Other Securities.........................................................                829,016,053       12.8%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................              1,351,983,636       20.9%
                                                                                          --------------      -----
UNITED STATES -- (0.0%)
    Other Securities.........................................................                    506,366        0.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              6,455,111,910       99.6%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  3,716,814        0.1%
                                                                                          --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities.........................................................                      1,214        0.0%
                                                                                          --------------      -----
TOTAL PREFERRED STOCKS.......................................................                  3,718,028        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                    323,953        0.0%
                                                                                          --------------      -----
BELGIUM -- (0.0%)
    Other Securities.........................................................                        704        0.0%
                                                                                          --------------      -----
CANADA -- (0.0%)
    Other Securities.........................................................                        603        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                    283,649        0.0%
                                                                                          --------------      -----
ITALY -- (0.0%)
    Other Securities.........................................................                      3,518        0.0%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
    Other Securities.........................................................                     26,839        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                    639,266        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund...........................................  66,119,274    765,000,000       11.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $7,529,026) to be repurchased at $7,381,470............................. $     7,381      7,381,398        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                772,381,398       11.9%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,513,353,611)......................................................             $7,231,850,602      111.6%
                                                                                          ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
    Australia................. $   24,824,894 $  424,753,578   --    $  449,578,472
    Austria...................         54,726     32,336,876   --        32,391,602
    Belgium...................      9,754,099     56,243,865   --        65,997,964
    Canada....................    714,070,628        204,992   --       714,275,620
    China.....................         70,633         77,326   --           147,959
    Denmark...................      4,096,211     59,831,971   --        63,928,182
    Finland...................      2,272,148     89,886,921   --        92,159,069
    France....................     79,612,438    401,720,616   --       481,333,054
    Germany...................     62,450,948    322,688,943   --       385,139,891
    Greece....................      1,824,911     19,888,100   --        21,713,011
    Hong Kong.................        120,183    170,629,251   --       170,749,434
    Ireland...................     10,484,484     26,084,263   --        36,568,747
    Israel....................     10,688,742     27,504,015   --        38,192,757
    Italy.....................     15,876,853    128,882,626   --       144,759,479
    Japan.....................     78,891,497  1,145,888,077   --     1,224,779,574
    Netherlands...............     30,237,911    139,270,657   --       169,508,568
    New Zealand...............        144,091     18,220,570   --        18,364,661
    Norway....................      9,264,269     70,171,776   --        79,436,045
    Portugal..................        196,831     20,563,156   --        20,759,987
    Singapore.................             --    117,743,734   --       117,743,734
    Spain.....................     32,530,839    110,843,762   --       143,374,601
    Sweden....................      6,728,083    198,139,774   --       204,867,857
    Switzerland...............     72,598,940    354,252,700   --       426,851,640
    United Kingdom............    494,390,977    857,592,659   --     1,351,983,636
    United States.............        506,366             --   --           506,366
Preferred Stocks
    Germany...................             --      3,716,814   --         3,716,814
    United Kingdom............             --          1,214   --             1,214
Rights/Warrants
    Australia.................             --        323,953   --           323,953
    Belgium...................             --            704   --               704
    Canada....................             24            579   --               603
    Hong Kong.................             --        283,649   --           283,649
    Italy.....................             --          3,518   --             3,518
    Singapore.................             --         26,839   --            26,839
Securities Lending Collateral.             --    772,381,398   --       772,381,398
                               -------------- --------------   --    --------------
TOTAL......................... $1,661,691,726 $5,570,158,876   --    $7,231,850,602
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   Value+
                                                               --------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company............................. $2,138,832,833
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.........................  1,433,515,437
   Investment in The Japanese Small Company Series of The
     DFA Investment Trust Company.............................  1,392,642,047
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.........................    765,581,971
   Investment in The Canadian Small Company Series of The
     DFA Investment Trust Company.............................    689,084,996
                                                               --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,321,775,249)................................  6,419,657,284
                                                               --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $6,321,775,249)...... $6,419,657,284
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,419,657,284   --      --    $6,419,657,284
                                  --------------   --      --    --------------
TOTAL............................ $6,419,657,284   --      --    $6,419,657,284
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Japanese Small Company Series of The
      DFA Investment Trust Company............................ $294,087,384
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $363,670,987)................................. $294,087,384
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company........................ $238,281,823
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $225,784,642)................................. $238,281,823
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company......................................... $31,322,321
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,146,735)............................................ $31,322,321
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $106,352,698
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $108,971,167).......................................... $106,352,698
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (91.3%)
 AUSTRALIA -- (24.5%)
     CFS Retail Property Trust Group... 10,743,924 $ 21,769,204       1.4%
    #Commonwealth Property Office Fund. 12,593,964   14,099,725       0.9%
     Dexus Property Group.............. 25,577,769   26,105,656       1.7%
     Goodman Group.....................  8,720,577   40,033,772       2.6%
     GPT Group.........................  9,010,486   33,274,608       2.2%
     Investa Office Fund...............  3,287,999   10,135,818       0.7%
     Stockland Trust Group............. 11,954,193   42,891,997       2.8%
     Westfield Group................... 12,039,316  133,084,688       8.7%
     Westfield Retail Trust............ 15,744,367   50,556,567       3.3%
     Other Securities..................              37,139,928       2.4%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             409,091,963      26.7%
                                                   ------------      ----
 BELGIUM -- (1.2%)
     Cofinimmo SA......................     78,243    8,895,299       0.6%
     Other Securities..................              11,918,425       0.8%
                                                   ------------      ----
 TOTAL BELGIUM.........................              20,813,724       1.4%
                                                   ------------      ----
 CANADA -- (7.2%)
    #Boardwalk REIT....................    129,784    8,351,657       0.5%
    #Calloway REIT.....................    296,195    8,585,577       0.6%
    #Canadian REIT.....................    191,445    7,981,747       0.5%
    #Cominar REIT......................    332,264    7,934,414       0.5%
    #Dundee REIT.......................    260,863    9,572,595       0.6%
    #H&R REIT..........................    633,619   15,308,362       1.0%
    #RioCan REIT.......................    826,910   22,553,220       1.5%
     Other Securities..................              39,624,002       2.6%
                                                   ------------      ----
 TOTAL CANADA..........................             119,911,574       7.8%
                                                   ------------      ----
 CHINA -- (0.1%)
     Other Securities..................               1,652,960       0.1%
                                                   ------------      ----
 FRANCE -- (10.9%)
     Fonciere des Regions SA...........    163,879   13,190,201       0.9%
     Gecina SA.........................    119,620   13,269,206       0.9%
    #ICADE SA..........................    121,792   10,961,372       0.7%
     Klepierre SA......................    601,899   22,326,321       1.4%
     Unibail-Rodamco SE................    472,896  106,512,511       6.9%
     Other Securities..................              15,122,081       1.0%
                                                   ------------      ----
 TOTAL FRANCE..........................             181,381,692      11.8%
                                                   ------------      ----
 GERMANY -- (0.3%)
     Other Securities..................               5,567,788       0.4%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities..................                 361,217       0.0%
                                                   ------------      ----
 HONG KONG -- (4.6%)
    #Link REIT (The)................... 12,861,583   63,830,861       4.2%
     Other Securities..................              12,141,084       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              75,971,945       5.0%
                                                   ------------      ----
 ISRAEL -- (0.0%)
     Other Securities..................                 757,218       0.1%
                                                   ------------      ----
 ITALY -- (0.2%)
     Other Securities..................               3,398,844       0.2%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
JAPAN -- (15.2%)
    Advance Residence Investment Corp..      6,285 $ 13,627,451       0.9%
   #Frontier Real Estate Investment
     Corp..............................      1,211   10,702,727       0.7%
    Japan Logistics Fund, Inc..........        813    7,428,117       0.5%
    Japan Prime Realty Investment
      Corp.............................      4,465   13,456,668       0.9%
    Japan Real Estate Investment Corp..      3,170   31,742,207       2.1%
    Japan Retail Fund Investment Corp..     10,863   19,804,181       1.3%
    MORI TRUST Sogo REIT, Inc..........        967    8,852,471       0.6%
    Nippon Accommodations Fund, Inc....      1,021    7,254,453       0.5%
   #Nippon Building Fund, Inc..........      3,534   37,966,559       2.5%
   #Nomura Real Estate Office Fund,
     Inc...............................      1,574    9,902,152       0.6%
   #ORIX JREIT, Inc....................      1,594    7,761,405       0.5%
   #United Urban Investment Corp.......     12,105   14,554,764       0.9%
    Other Securities...................              70,803,716       4.6%
                                                   ------------      ----
TOTAL JAPAN............................             253,856,871      16.6%
                                                   ------------      ----
MALAYSIA -- (0.3%)
    Other Securities...................               4,702,302       0.3%
                                                   ------------      ----
MEXICO -- (0.1%)
    Other Securities...................               1,768,355       0.1%
                                                   ------------      ----
NETHERLANDS -- (2.4%)
    Corio NV...........................    369,283   16,450,697       1.1%
   #Eurocommercial Properties NV.......    214,239    8,401,590       0.6%
    Other Securities...................              14,403,814       0.9%
                                                   ------------      ----
TOTAL NETHERLANDS......................              39,256,101       2.6%
                                                   ------------      ----
NEW ZEALAND -- (0.6%)
    Other Securities...................              10,717,769       0.7%
                                                   ------------      ----
SINGAPORE -- (8.1%)
    Ascendas REIT...................... 10,362,000   19,992,929       1.3%
   #CapitaCommercial Trust............. 10,793,000   13,847,973       0.9%
    CapitaMall Trust................... 12,717,300   21,881,382       1.4%
    CDL Hospitality Trusts.............  4,451,000    7,058,939       0.5%
    Suntec REIT........................ 10,956,000   14,390,048       0.9%
    Other Securities...................              57,469,214       3.8%
                                                   ------------      ----
TOTAL SINGAPORE........................             134,640,485       8.8%
                                                   ------------      ----
SOUTH AFRICA -- (1.3%)
    Other Securities...................              21,317,137       1.4%
                                                   ------------      ----
TAIWAN -- (0.6%)
    Other Securities...................               9,314,322       0.6%
                                                   ------------      ----
TURKEY -- (0.7%)
    Other Securities...................              10,969,854       0.7%
                                                   ------------      ----
UNITED KINGDOM -- (13.0%)
    British Land Co. P.L.C.............  4,755,450   40,619,859       2.6%
    Capital Shopping Centres Group
      P.L.C............................  3,132,277   16,860,712       1.1%
    Derwent London P.L.C...............    491,732   16,363,554       1.1%
    Great Portland Estates P.L.C.......  1,676,684   12,661,329       0.8%
    Hammerson P.L.C....................  3,924,681   29,928,470       1.9%
    Land Securities Group P.L.C........  4,331,787   56,292,926       3.7%
    Segro P.L.C........................  3,971,466   15,227,757       1.0%
    Shaftesbury P.L.C..................  1,317,725   11,669,264       0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Other Securities.........................................................             $   16,948,860        1.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                216,572,731       14.1%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,522,024,852       99.4%
                                                                                          --------------      -----

RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
    Other Securities.........................................................                         --        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund...........................................  12,445,981    144,000,000        9.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $226,983) to be repurchased at $222,534................................. $       223        222,532        0.0%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                144,222,532        9.4%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,504,164,154)                                                                   $1,666,247,384      108.8%
                                                                                          ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                               Level 1       Level 2     Level 3     Total
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  409,091,963   --    $  409,091,963
   Belgium..................           --     20,813,724   --        20,813,724
   Canada................... $119,911,574             --   --       119,911,574
   China....................           --      1,652,960   --         1,652,960
   France...................           --    181,381,692   --       181,381,692
   Germany..................           --      5,567,788   --         5,567,788
   Greece...................           --        361,217   --           361,217
   Hong Kong................           --     75,971,945   --        75,971,945
   Israel...................           --        757,218   --           757,218
   Italy....................           --      3,398,844   --         3,398,844
   Japan....................           --    253,856,871   --       253,856,871
   Malaysia.................           --      4,702,302   --         4,702,302
   Mexico...................    1,768,355             --   --         1,768,355
   Netherlands..............           --     39,256,101   --        39,256,101
   New Zealand..............           --     10,717,769   --        10,717,769
   Singapore................           --    134,640,485   --       134,640,485
   South Africa.............           --     21,317,137   --        21,317,137
   Taiwan...................           --      9,314,322   --         9,314,322
   Turkey...................           --     10,969,854   --        10,969,854
   United Kingdom...........           --    216,572,731   --       216,572,731
Rights/Warrants
   Netherlands..............           --             --   --                --
Securities Lending
  Collateral................           --    144,222,532   --       144,222,532
                             ------------ --------------   --    --------------
TOTAL....................... $121,679,929 $1,544,567,455   --    $1,666,247,384
                             ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                        Shares       Value+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............ 30,118,595 $  777,963,309
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc......................................... 93,734,436    531,474,252
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $1,003,592,208)..........................             1,309,437,561
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $2,168,186)..............................  2,168,186      2,168,186
                                                                 --------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $1,005,760,394)..........................            $1,311,605,747
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,309,437,561   --      --    $1,309,437,561
Temporary Cash Investments.......      2,168,186   --      --         2,168,186
                                  --------------   --      --    --------------
TOTAL............................ $1,311,605,747   --      --    $1,311,605,747
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.8%)
 AUSTRALIA -- (6.0%)
     Beach Energy, Ltd................. 23,727,789 $ 33,888,804       0.4%
    #Primary Health Care, Ltd.......... 10,254,873   41,363,668       0.5%
     Other Securities..................             466,530,438       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             541,782,910       6.5%
                                                   ------------      ----
 AUSTRIA -- (0.6%)
     Other Securities..................              56,347,784       0.7%
                                                   ------------      ----
 BELGIUM -- (0.8%)
     Other Securities..................              72,506,984       0.9%
                                                   ------------      ----
 CANADA -- (10.1%)
     Aimia, Inc........................  2,476,260   37,091,214       0.4%
    *Canfor Corp.......................  2,464,506   35,138,489       0.4%
    *Celestica, Inc....................  4,577,603   33,229,158       0.4%
     Dorel Industries, Inc. Class B....    842,000   30,105,452       0.4%
     HudBay Minerals, Inc..............  4,193,216   38,919,762       0.5%
     Laurentian Bank of Canada.........    707,853   31,503,445       0.4%
    *Petrobank Energy & Resources, Ltd.  2,532,239   34,785,801       0.4%
    #RONA, Inc.........................  3,166,544   32,529,403       0.4%
     Sherritt International Corp.......  7,300,339   31,576,936       0.4%
     West Fraser Timber Co., Ltd.......    659,979   39,972,095       0.5%
     Other Securities..................             571,595,590       6.9%
                                                   ------------      ----
 TOTAL CANADA..........................             916,447,345      11.1%
                                                   ------------      ----
 CHINA -- (0.0%)
     Other Securities..................               1,206,022       0.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
     Other Securities..................              63,681,901       0.8%
                                                   ------------      ----
 FINLAND -- (2.3%)
     Huhtamaki Oyj.....................  1,928,287   32,602,927       0.4%
     Pohjola Bank P.L.C. Series A......  2,683,574   36,607,681       0.4%
     Other Securities..................             138,899,487       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             208,110,095       2.5%
                                                   ------------      ----
 FRANCE -- (3.2%)
   #*Air France-KLM....................  3,419,028   28,582,611       0.3%
     Other Securities..................             261,020,712       3.2%
                                                   ------------      ----
 TOTAL FRANCE..........................             289,603,323       3.5%
                                                   ------------      ----
 GERMANY -- (4.7%)
     Aurubis AG........................  1,045,010   66,156,167       0.8%
     Bilfinger SE......................    632,428   61,972,830       0.7%
    *TUI AG............................  3,349,736   31,432,430       0.4%
     Other Securities..................             261,661,479       3.2%
                                                   ------------      ----
 TOTAL GERMANY.........................             421,222,906       5.1%
                                                   ------------      ----
 GREECE -- (0.3%)
     Other Securities..................              25,879,481       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
     Other Securities..................             197,647,279       2.4%
                                                   ------------      ----
 IRELAND -- (0.3%)
     Other Securities..................              31,232,143       0.4%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 ISRAEL -- (0.7%)
     Other Securities...............            $   60,934,821       0.7%
                                                --------------      ----
 ITALY -- (2.4%)
   #*Banca Popolare di Milano Scarl. 77,876,899     42,915,156       0.5%
    *Banco Popolare Scarl........... 21,502,306     34,312,780       0.4%
     Other Securities...............               141,814,742       1.7%
                                                --------------      ----
 TOTAL ITALY........................               219,042,678       2.6%
                                                --------------      ----
 JAPAN -- (21.9%)
   #*Kawasaki Kisen Kaisha, Ltd..... 23,941,194     30,346,936       0.4%
     Other Securities...............             1,952,345,297      23.6%
                                                --------------      ----
 TOTAL JAPAN........................             1,982,692,233      24.0%
                                                --------------      ----
 NETHERLANDS -- (1.6%)
     Other Securities...............               142,141,244       1.7%
                                                --------------      ----
 NEW ZEALAND -- (0.5%)
     Other Securities...............                48,105,315       0.6%
                                                --------------      ----
 NORWAY -- (0.9%)
     Other Securities...............                85,774,467       1.0%
                                                --------------      ----
 PORTUGAL -- (0.3%)
     Other Securities...............                25,197,899       0.3%
                                                --------------      ----
 SINGAPORE -- (1.6%)
     Other Securities...............               145,005,915       1.8%
                                                --------------      ----
 SPAIN -- (1.4%)
     Other Securities...............               123,849,404       1.5%
                                                --------------      ----
 SWEDEN -- (3.2%)
    #Holmen AB Series B.............  1,366,890     40,281,534       0.5%
    #SSAB AB Series A...............  4,143,538     29,683,346       0.4%
     Trelleborg AB Series B.........  6,786,568     73,951,693       0.9%
     Other Securities...............               143,316,503       1.7%
                                                --------------      ----
 TOTAL SWEDEN.......................               287,233,076       3.5%
                                                --------------      ----
 SWITZERLAND -- (4.5%)
     Clariant AG....................  3,169,797     33,967,506       0.4%
     Helvetia Holding AG............    120,995     42,486,842       0.5%
     Swiss Life Holding AG..........    359,888     45,449,220       0.6%
     Other Securities...............               281,835,343       3.4%
                                                --------------      ----
 TOTAL SWITZERLAND..................               403,738,911       4.9%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
     Amlin P.L.C.................... 11,024,189     66,456,858       0.8%
     Ashtead Group P.L.C............ 11,493,515     69,436,081       0.8%
    *Barratt Developments P.L.C..... 23,445,340     71,872,107       0.9%
     Beazley P.L.C.................. 12,444,027     35,581,616       0.4%
     Bellway P.L.C..................  3,448,205     56,365,789       0.7%
     Bodycote P.L.C.................  5,217,256     31,855,295       0.4%
     Bovis Homes Group P.L.C........  3,849,825     31,868,846       0.4%
     Catlin Group, Ltd..............  9,072,341     69,139,681       0.8%
     Cookson Group P.L.C............  5,906,182     55,795,091       0.7%
     DS Smith P.L.C................. 15,587,156     53,814,171       0.6%
     easyJet P.L.C..................  4,026,670     40,693,610       0.5%
     Greene King P.L.C..............  4,908,532     47,094,844       0.6%
     Hiscox, Ltd.................... 10,790,586     83,204,571       1.0%
    #Home Retail Group P.L.C........ 17,301,308     31,941,500       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C........................................................   8,776,728 $   57,079,395        0.7%
    Meggitt P.L.C.........................................................   5,167,155     32,228,095        0.4%
    Millennium & Copthorne Hotels P.L.C...................................   4,813,561     39,060,619        0.5%
   *Mitchells & Butlers P.L.C.............................................   5,754,583     30,449,225        0.4%
    Mondi P.L.C...........................................................   7,958,099     87,726,124        1.1%
    Persimmon P.L.C.......................................................   7,739,467     99,583,151        1.2%
    Taylor Wimpey P.L.C...................................................  75,991,308     75,107,713        0.9%
   *Travis Perkins P.L.C..................................................   5,306,411     92,729,589        1.1%
    TUI Travel P.L.C......................................................   7,207,549     29,243,367        0.3%
    Other Securities......................................................                571,968,649        6.9%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,860,295,987       22.5%
                                                                                       --------------      -----
UNITED STATES -- (0.0%)
    Other Securities......................................................                     54,586        0.0%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              8,209,734,709       99.3%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                        144        0.0%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    Other Securities......................................................                      4,064        0.0%
                                                                                       --------------      -----
CANADA -- (0.0%)
    Other Securities......................................................                     11,269        0.0%
                                                                                       --------------      -----
SWITZERLAND -- (0.0%)
    Other Securities......................................................                      1,358        0.0%
                                                                                       --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                         --        0.0%
                                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS.....................................................                     16,691        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund........................................  71,305,099    825,000,000       10.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $4,362,140) to be repurchased at $4,276,650....................... $     4,277      4,276,608        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                829,276,608       10.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,743,525,659)..................................................             $9,039,028,152      109.3%
                                                                                       ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia.................           -- $  541,782,910   --    $  541,782,910
    Austria...................           --     56,347,784   --        56,347,784
    Belgium...................           --     72,506,984   --        72,506,984
    Canada.................... $913,493,326      2,954,019   --       916,447,345
    China.....................    1,179,614         26,408   --         1,206,022
    Denmark...................           --     63,681,901   --        63,681,901
    Finland...................           --    208,110,095   --       208,110,095
    France....................           --    289,603,323   --       289,603,323
    Germany...................           --    421,222,906   --       421,222,906
    Greece....................           --     25,879,481   --        25,879,481
    Hong Kong.................           --    197,647,279   --       197,647,279
    Ireland...................           --     31,232,143   --        31,232,143
    Israel....................           --     60,934,821   --        60,934,821
    Italy.....................           --    219,042,678   --       219,042,678
    Japan.....................           --  1,982,692,233   --     1,982,692,233
    Netherlands...............           --    142,141,244   --       142,141,244
    New Zealand...............           --     48,105,315   --        48,105,315
    Norway....................           --     85,774,467   --        85,774,467
    Portugal..................           --     25,197,899   --        25,197,899
    Singapore.................           --    145,005,915   --       145,005,915
    Spain.....................           --    123,849,404   --       123,849,404
    Sweden....................           --    287,233,076   --       287,233,076
    Switzerland...............           --    403,738,911   --       403,738,911
    United Kingdom............           --  1,860,295,987   --     1,860,295,987
    United States.............       54,586             --   --            54,586
Preferred Stocks
    United Kingdom............           --            144   --               144
Rights/Warrants
    Belgium...................           --          4,064   --             4,064
    Canada....................       11,269             --   --            11,269
    Switzerland...............           --          1,358   --             1,358
    United Kingdom............           --             --   --                --
Securities Lending Collateral.           --    829,276,608   --       829,276,608
                               ------------ --------------   --    --------------
TOTAL......................... $914,738,795 $8,124,289,357   --    $9,039,028,152
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------- ----------- ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.0%)
   #National Australia Bank, Ltd...........  74,261 $ 1,984,617       0.4%
    Origin Energy, Ltd.....................  95,401   1,122,983       0.2%
    Santos, Ltd............................  83,616     996,972       0.2%
    Suncorp Group, Ltd..................... 115,486   1,124,902       0.2%
    Other Securities.......................          32,237,270       5.7%
                                                    -----------      ----
TOTAL AUSTRALIA............................          37,466,744       6.7%
                                                    -----------      ----
AUSTRIA -- (0.5%)
    Other Securities.......................           3,337,563       0.6%
                                                    -----------      ----
BELGIUM -- (1.0%)
    Ageas..................................  44,668   1,138,805       0.2%
    Other Securities.......................           4,967,517       0.9%
                                                    -----------      ----
TOTAL BELGIUM..............................           6,106,322       1.1%
                                                    -----------      ----
CANADA -- (9.7%)
    Suncor Energy, Inc.....................  36,072   1,210,647       0.2%
   #Toronto Dominion Bank..................  21,129   1,718,457       0.3%
   #Yamana Gold, Inc.......................  58,105   1,173,445       0.2%
    Other Securities.......................          56,113,132      10.0%
                                                    -----------      ----
TOTAL CANADA...............................          60,215,681      10.7%
                                                    -----------      ----
CHINA -- (0.0%)
    Other Securities.......................               9,445       0.0%
                                                    -----------      ----
DENMARK -- (1.0%)
    Other Securities.......................           6,326,334       1.1%
                                                    -----------      ----
FINLAND -- (1.6%)
    Other Securities.......................           9,612,354       1.7%
                                                    -----------      ----
FRANCE -- (5.8%)
    BNP Paribas SA.........................  27,532   1,397,432       0.3%
    Cie de Saint-Gobain SA.................  29,285   1,031,567       0.2%
    Cie Generale des Etablissements
      Michelin SA Series B.................  15,059   1,298,153       0.2%
    Lafarge SA.............................  19,443   1,139,926       0.2%
    Sanofi SA..............................  19,474   1,710,343       0.3%
   *Societe Generale SA....................  59,410   1,894,701       0.3%
    Vivendi SA.............................  53,400   1,094,244       0.2%
    Other Securities.......................          26,420,563       4.7%
                                                    -----------      ----
TOTAL FRANCE...............................          35,986,929       6.4%
                                                    -----------      ----
GERMANY -- (5.0%)
    Allianz SE.............................  10,175   1,263,987       0.2%
    Daimler AG.............................  25,279   1,184,185       0.2%
    Deutsche Bank AG.......................  29,192   1,334,366       0.3%
    E.ON AG................................  43,404     988,091       0.2%
    Other Securities.......................          25,926,059       4.6%
                                                    -----------      ----
TOTAL GERMANY..............................          30,696,688       5.5%
                                                    -----------      ----
GREECE -- (0.4%)
    Other Securities.......................           2,732,129       0.5%
                                                    -----------      ----
HONG KONG -- (2.3%)
    Other Securities.......................          14,445,977       2.6%
                                                    -----------      ----

International Vector Equity Portfolio
continued

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771 $  1,114,729       0.2%
    Other Securities......................            3,376,092       0.6%
                                                   ------------      ----
TOTAL IRELAND.............................            4,490,821       0.8%
                                                   ------------      ----
ISRAEL -- (0.5%)
    Other Securities......................            3,233,372       0.6%
                                                   ------------      ----
ITALY -- (2.3%)
    Other Securities......................           14,048,924       2.5%
                                                   ------------      ----
JAPAN -- (18.2%)
    Mitsubishi UFJ Financial Group, Inc... 282,300    1,277,116       0.2%
    Sumitomo Mitsui Financial Group, Inc..  33,941    1,037,135       0.2%
    Other Securities......................          110,841,534      19.8%
                                                   ------------      ----
TOTAL JAPAN...............................          113,155,785      20.2%
                                                   ------------      ----
NETHERLANDS -- (2.3%)
    Akzo Nobel NV.........................  23,201    1,262,780       0.2%
    Philips Electronics NV ADR............  42,109    1,056,094       0.2%
    Other Securities......................           11,792,538       2.1%
                                                   ------------      ----
TOTAL NETHERLANDS.........................           14,111,412       2.5%
                                                   ------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................            1,976,473       0.3%
                                                   ------------      ----
NORWAY -- (1.2%)
    Other Securities......................            7,415,222       1.3%
                                                   ------------      ----
PORTUGAL -- (0.4%)
    Other Securities......................            2,368,245       0.4%
                                                   ------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................           10,014,737       1.8%
                                                   ------------      ----
SPAIN -- (1.8%)
    Banco Santander SA.................... 219,822    1,655,078       0.3%
    Other Securities......................            9,313,492       1.6%
                                                   ------------      ----
TOTAL SPAIN...............................           10,968,570       1.9%
                                                   ------------      ----
SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB
      Series A............................ 137,821    1,143,610       0.2%
    Svenska Cellulosa AB Series B.........  56,655    1,104,558       0.2%
    Other Securities......................           16,083,002       2.9%
                                                   ------------      ----
TOTAL SWEDEN..............................           18,331,170       3.3%
                                                   ------------      ----
SWITZERLAND -- (5.9%)
    Credit Suisse Group AG................  76,065    1,768,919       0.3%
    Holcim, Ltd...........................  24,022    1,639,411       0.3%
    Nestle SA.............................  29,483    1,871,824       0.3%
    Novartis AG ADR.......................  25,578    1,546,446       0.3%
    Swiss Re, Ltd.........................  35,621    2,464,879       0.4%
    Zurich Insurance Group AG.............  14,816    3,652,436       0.7%
    Other Securities......................           23,312,139       4.2%
                                                   ------------      ----
TOTAL SWITZERLAND.........................           36,256,054       6.5%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C..................  60,914    1,877,034       0.4%
    Aviva P.L.C........................... 209,754    1,123,324       0.2%
    BP P.L.C. Sponsored ADR...............  80,492    3,452,302       0.6%
   #HSBC Holdings P.L.C. Sponsored ADR.... 102,908    5,079,539       0.9%

International Vector Equity Portfolio
continued

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C...................   232,192 $  1,087,134       0.2%
     Legal & General Group P.L.C........   594,171    1,288,008       0.2%
    *Lloyds Banking Group P.L.C......... 1,911,509    1,258,744       0.2%
     Old Mutual P.L.C...................   465,474    1,295,638       0.2%
     Persimmon P.L.C....................    79,548    1,023,538       0.2%
     Rexam P.L.C........................   142,831    1,031,333       0.2%
     Royal Dutch Shell P.L.C. ADR.......    88,550    6,254,286       1.1%
     RSA Insurance Group P.L.C..........   685,426    1,244,158       0.2%
     Standard Chartered P.L.C...........    70,024    1,657,940       0.3%
     Standard Life P.L.C................   253,612    1,197,519       0.2%
    *Travis Perkins P.L.C...............    58,572    1,023,546       0.2%
     Vodafone Group P.L.C. Sponsored
       ADR..............................   165,738    4,511,388       0.8%
     Xstrata P.L.C......................    77,287    1,224,342       0.2%
     Other Securities...................             79,334,974      14.2%
                                                   ------------      ----
 TOTAL UNITED KINGDOM...................            114,964,747      20.5%
                                                   ------------      ----
 UNITED STATES -- (0.0%)
     Other Securities...................                106,770       0.0%
                                                   ------------      ----
 TOTAL COMMON STOCKS....................            558,378,468      99.5%
                                                   ------------      ----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
     Other Securities...................                134,707       0.0%
                                                   ------------      ----
 UNITED KINGDOM -- (0.0%)
     Other Securities...................                    194       0.0%
                                                   ------------      ----
 TOTAL PREFERRED STOCKS.................                134,901       0.0%
                                                   ------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
     Other Securities...................                  9,318       0.0%
                                                   ------------      ----
 BELGIUM -- (0.0%)
     Other Securities...................                     55       0.0%
                                                   ------------      ----
 CANADA -- (0.0%)
     Other Securities...................                    429       0.0%
                                                   ------------      ----
 HONG KONG -- (0.0%)
     Other Securities...................                 35,355       0.0%
                                                   ------------      ----
 SINGAPORE -- (0.0%)
     Other Securities...................                     79       0.0%
                                                   ------------      ----
 SPAIN -- (0.0%)
     Other Securities...................                      2       0.0%
                                                   ------------      ----
 TOTAL RIGHTS/WARRANTS..................                 45,238       0.0%
                                                   ------------      ----

International Vector Equity Portfolio
continued

                                         Shares/
                                          Face
                                         Amount                   Percentage
                                          (000)       Value+    of Net Assets**
                                        ---------- ------------ ---------------
 SECURITIES LENDING
    COLLATERAL -- (10.0%)
 (S)@DFA Short Term Investment Fund....  5,272,256 $ 61,000,000       10.9%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA
      4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $641,192) to
      be repurchased at $628,626....... $      629      628,620        0.1%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL...              61,628,620       11.0%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
     (Cost $570,633,453)...............            $620,187,227      110.5%
                                                   ============      =====

International Vector Equity Portfolio
continued

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
 Common Stocks
     Australia.................. $    977,867 $ 36,488,877   --    $ 37,466,744
     Austria....................           --    3,337,563   --       3,337,563
     Belgium....................      607,575    5,498,747   --       6,106,322
     Canada.....................   60,168,932       46,749   --      60,215,681
     China......................        9,445           --   --           9,445
     Denmark....................           --    6,326,334   --       6,326,334
     Finland....................           --    9,612,354   --       9,612,354
     France.....................    1,756,577   34,230,352   --      35,986,929
     Germany....................    2,705,981   27,990,707   --      30,696,688
     Greece.....................       70,609    2,661,520   --       2,732,129
     Hong Kong..................       13,609   14,432,368   --      14,445,977
     Ireland....................    1,229,633    3,261,188   --       4,490,821
     Israel.....................      650,715    2,582,657   --       3,233,372
     Italy......................      888,414   13,160,510   --      14,048,924
     Japan......................    2,560,476  110,595,309   --     113,155,785
     Netherlands................    2,657,512   11,453,900   --      14,111,412
     New Zealand................        6,348    1,970,125   --       1,976,473
     Norway.....................      429,266    6,985,956   --       7,415,222
     Portugal...................           --    2,368,245   --       2,368,245
     Singapore..................           --   10,014,737   --      10,014,737
     Spain......................      938,456   10,030,114   --      10,968,570
     Sweden.....................        8,001   18,323,169   --      18,331,170
     Switzerland................    2,574,386   33,681,668   --      36,256,054
     United Kingdom.............   23,297,193   91,667,554   --     114,964,747
     United States..............      106,770           --   --         106,770
 Preferred Stocks
     Germany....................           --      134,707   --         134,707
     United Kingdom.............           --          194   --             194
 Rights/Warrants
     Australia..................           --        9,318   --           9,318
     Belgium....................           --           55   --              55
     Canada.....................           --          429   --             429
     Hong Kong..................           --       35,355   --          35,355
     Singapore..................           --           79   --              79
     Spain......................           --            2   --               2
 Securities Lending Collateral..           --   61,628,620   --      61,628,620
                                 ------------ ------------   --    ------------
 TOTAL.......................... $101,657,765 $518,529,462   --    $620,187,227
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of The
   DFA Investment Trust Company............................         $38,734,717
 Investment in Dimensional Emerging Markets Value Fund.....          13,726,335
 Investment in DFA International Small Cap Value Portfolio
   of DFA Investment Dimensions Group Inc.................. 310,246   4,703,329
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...
       (Cost $55,252,245)..................................          57,164,381
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $55,252,245)........         $57,164,381
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investment in Securities (Market Value)
                                        ---------------------------------------
                                          Level 1   Level 2 Level 3    Total
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $57,164,381   --      --    $57,164,381
                                        -----------   --      --    -----------
TOTAL.................................. $57,164,381   --      --    $57,164,381
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value+
                                                          --------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc....................... 1,192,388 $14,296,732
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................... 1,281,391  12,942,049
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc................   344,969   6,554,411
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.
       (Cost $31,236,380)................................            33,793,192
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $31,236,380)......           $33,793,192
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                    ------------------------------------------
                                      Level 1     Level 2  Level 3    Total
                                    -----------  --------  ------- -----------
Affiliated Investment Companies.... $33,793,192        --    --    $33,793,192
Futures Contracts**................     (16,806)       --    --        (16,806)
Forward Currency Contracts**.......          --  $(93,551)   --        (93,551)
                                    -----------  --------    --    -----------
TOTAL.............................. $33,776,386  $(93,551)   --    $33,682,835
                                    ===========  ========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                          EMERGING MARKETS PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company                                      $2,798,256,019
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,809,909,754).................................... $2,798,256,019
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company                                      $2,908,908,848
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,600,422,931).................................... $2,908,908,848
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                    Value+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $16,695,104,614
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $16,996,486,055)................................... $16,695,104,614
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
COMMON STOCKS -- (86.6%)
BRAZIL -- (7.0%)
    BM&F Bovespa SA.................   5,809,489 $   37,184,391       0.4%
   #BRF - Brasil Foods SA ADR.......   1,233,685     22,601,109       0.3%
    Petroleo Brasileiro SA ADR......   2,638,489     55,962,352       0.7%
   #Vale SA Sponsored ADR...........   2,488,228     45,584,337       0.5%
    Other Securities................                490,376,075       5.7%
                                                 --------------      ----
TOTAL BRAZIL........................                651,708,264       7.6%
                                                 --------------      ----
CHILE -- (1.6%)
    Other Securities................                151,612,738       1.8%
                                                 --------------      ----
CHINA -- (14.5%)
   #Bank of China, Ltd. Series H.... 121,384,702     49,729,165       0.6%
    China Construction Bank Corp.
      Series H...................... 118,060,302     88,657,365       1.0%
    China Mobile, Ltd. Sponsored
      ADR...........................   1,358,381     75,240,724       0.9%
   #China Overseas Land &
     Investment, Ltd................   7,618,033     19,933,917       0.2%
   #CNOOC, Ltd. ADR.................     148,376     30,498,687       0.4%
    Industrial & Commercial Bank
      of China, Ltd. Series H....... 106,553,725     70,165,553       0.8%
    PetroChina Co., Ltd. ADR........     229,733     31,188,552       0.4%
    Tencent Holdings, Ltd...........     891,100     31,412,605       0.4%
    Other Securities................                949,222,141      11.0%
                                                 --------------      ----
TOTAL CHINA.........................              1,346,048,709      15.7%
                                                 --------------      ----
COLOMBIA -- (0.4%)
    Other Securities................                 36,008,094       0.4%
                                                 --------------      ----
CZECH REPUBLIC -- (0.3%)
    Other Securities................                 30,187,968       0.4%
                                                 --------------      ----
EGYPT -- (0.1%)
    Other Securities................                  8,998,903       0.1%
                                                 --------------      ----
HONG KONG -- (0.0%)
    Other Securities................                    192,006       0.0%
                                                 --------------      ----
HUNGARY -- (0.3%)
    Other Securities................                 29,660,270       0.3%
                                                 --------------      ----
INDIA -- (7.2%)
    HDFC Bank, Ltd..................   2,006,196     23,457,072       0.3%
    ICICI Bank, Ltd. Sponsored ADR..     621,658     24,400,076       0.3%
    Reliance Industries, Ltd........   2,392,101     35,670,774       0.4%
    Other Securities................                583,933,535       6.8%
                                                 --------------      ----
TOTAL INDIA.........................                667,461,457       7.8%
                                                 --------------      ----
INDONESIA -- (3.2%)
    PT Astra International Tbk......  24,525,000     20,471,402       0.2%
    Other Securities................                280,675,429       3.3%
                                                 --------------      ----
TOTAL INDONESIA.....................                301,146,831       3.5%
                                                 --------------      ----
ISRAEL -- (0.0%)
    Other Securities................                    173,082       0.0%
                                                 --------------      ----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Berhad......   9,582,014     23,947,028       0.3%
    Malayan Banking Berhad..........   7,173,412     21,220,701       0.2%
    Other Securities................                302,491,132       3.5%
                                                 --------------      ----
TOTAL MALAYSIA......................                347,658,861       4.0%
                                                 --------------      ----
emerging Markets Core Equity Portfolio
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                      ---------- -------------- ---------------
 MEXICO -- (4.8%)
     America Movil S.A.B. de C.V.
       Series L ADR..................  2,014,399 $   50,944,151       0.6%
    *Cemex S.A.B. de C.V. Sponsored
      ADR............................  4,063,800     36,736,750       0.4%
     Fomento Economico Mexicano
       S.A.B. de C.V. Sponsored ADR..    389,063     35,252,998       0.4%
     Grupo Financiero Banorte
       S.A.B. de C.V. Series O.......  5,703,705     31,711,450       0.4%
     Grupo Mexico S.A.B. de C.V.
       Series B......................  8,798,279     28,207,710       0.3%
     Grupo Televisa S.A.B.
       Sponsored ADR.................  1,088,606     24,602,496       0.3%
     Other Securities................               240,076,862       2.8%
                                                 --------------      ----
 TOTAL MEXICO........................               447,532,417       5.2%
                                                 --------------      ----
 PERU -- (0.2%)
     Other Securities................                19,890,435       0.2%
                                                 --------------      ----
 PHILIPPINES -- (1.4%)
     Other Securities................               130,096,026       1.5%
                                                 --------------      ----
 POLAND -- (1.4%)
     Other Securities................               129,480,253       1.5%
                                                 --------------      ----
 RUSSIA -- (3.0%)
     Gazprom OAO Sponsored ADR.......  9,932,249     91,227,647       1.1%
     Lukoil OAO Sponsored ADR........    897,216     54,450,535       0.6%
    *Sberbank of Russia Sponsored
      ADR............................  2,442,782     28,887,006       0.3%
     Other Securities................               102,212,726       1.2%
                                                 --------------      ----
 TOTAL RUSSIA........................               276,777,914       3.2%
                                                 --------------      ----
 SOUTH AFRICA -- (7.3%)
     AngloGold Ashanti, Ltd.
       Sponsored ADR.................    761,501     25,875,804       0.3%
    #Gold Fields, Ltd. Sponsored ADR.  2,326,039     29,098,748       0.3%
     Impala Platinum Holdings, Ltd...  1,417,592     25,549,952       0.3%
     MTN Group, Ltd..................  2,946,159     53,189,830       0.6%
     Naspers, Ltd. Series N..........    491,418     31,900,653       0.4%
     Sanlam, Ltd.....................  4,846,104     21,623,945       0.3%
    #Sasol, Ltd. Sponsored ADR.......    741,346     31,440,484       0.4%
     Standard Bank Group, Ltd........  2,134,913     26,362,364       0.3%
     Other Securities................               432,042,024       5.0%
                                                 --------------      ----
 TOTAL SOUTH AFRICA..................               677,083,804       7.9%
                                                 --------------      ----
 SOUTH KOREA -- (13.9%)
     Hana Financial Group, Inc.......    693,772     20,182,592       0.2%
     Hyundai Mobis...................     86,229     21,914,678       0.2%
     Hyundai Motor Co., Ltd..........    264,017     54,260,435       0.6%
    #LG Electronics, Inc.............    319,969     22,260,837       0.3%
    #POSCO ADR.......................    393,275     30,824,894       0.4%
     Samsung Electronics Co., Ltd....    143,153    171,788,982       2.0%
     Other Securities................               968,798,669      11.3%
                                                 --------------      ----
 TOTAL SOUTH KOREA...................             1,290,031,087      15.0%
                                                 --------------      ----
 TAIWAN -- (11.4%)
    #Hon Hai Precision Industry
      Co., Ltd....................... 15,725,476     47,680,234       0.6%
    #Taiwan Semiconductor
      Manufacturing Co., Ltd......... 27,191,652     82,854,588       1.0%
     Other Securities................               930,982,338      10.8%
                                                 --------------      ----
 TOTAL TAIWAN........................             1,061,517,160      12.4%
                                                 --------------      ----
 THAILAND -- (2.8%)
     Other Securities................               260,928,990       3.0%
                                                 --------------      ----
 TURKEY -- (2.1%)
     Turkiye Garanti Bankasi A.S.....  4,218,550     20,156,073       0.2%

emerging Markets Core Equity Portfolio
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                        --------- -------------- ---------------
TURKEY -- (Continued)
    Other Securities...................           $  170,155,837       2.0%
                                                  --------------      ----
TOTAL TURKEY...........................              190,311,910       2.2%
                                                  --------------      ----
TOTAL COMMON STOCKS....................            8,054,507,179      93.7%
                                                  --------------      ----
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
    Banco Bradesco SA Sponsored ADR.... 4,634,517     72,576,536       0.8%
   #Cia de Bebidas das Americas SA ADR.   698,422     28,488,633       0.3%
   #Gerdau SA Sponsored ADR............ 2,629,491     23,113,226       0.3%
    Itau Unibanco Holding SA ADR....... 4,273,839     62,312,573       0.7%
   #Petroleo Brasileiro SA ADR......... 3,574,085     73,375,965       0.9%
   #Vale SA Sponsored ADR.............. 3,021,868     53,759,032       0.6%
    Other Securities...................              141,370,189       1.7%
                                                  --------------      ----
TOTAL BRAZIL...........................              454,996,154       5.3%
                                                  --------------      ----
CHILE -- (0.1%)
    Other Securities...................                7,796,135       0.1%
                                                  --------------      ----
COLOMBIA -- (0.0%)
    Other Securities...................                  150,000       0.0%
                                                  --------------      ----
INDIA -- (0.0%)
    Other Securities...................                    6,792       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   81,155       0.0%
                                                  --------------      ----
TOTAL PREFERRED STOCKS.................              463,030,236       5.4%
                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities...................                    9,695       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   12,644       0.0%
                                                  --------------      ----
POLAND -- (0.0%)
    Other Securities...................                   11,636       0.0%
                                                  --------------      ----
SOUTH AFRICA -- (0.0%)
    Other Securities...................                  228,473       0.0%
                                                  --------------      ----
SOUTH KOREA -- (0.0%)
    Other Securities...................                   17,083       0.0%
                                                  --------------      ----
TAIWAN -- (0.0%)
    Other Securities...................                    1,938       0.0%
                                                  --------------      ----
THAILAND -- (0.0%)
    Other Securities...................                       --       0.0%
                                                  --------------      ----
TOTAL RIGHTS/WARRANTS..................                  281,469       0.0%
                                                  --------------      ----

emerging Markets Core Equity Portfolio
CONTINUED

                                                                                Shares/
                                                                                 Face
                                                                                Amount                     Percentage
                                                                                 (000)        Value+     of Net Assets**
                                                                              ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund...........................................  66,983,578    775,000,000        9.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $3,978,850) to be repurchased at $3,900,871............................. $     3,901      3,900,834        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                778,900,834        9.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,654,503,966).......................................................             $9,296,719,718      108.2%
                                                                                          ==============      =====

emerging Markets Core Equity Portfolio
CONTINUED


Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  651,708,264             --   --    $  651,708,264
   Chile......................    151,612,738             --   --       151,612,738
   China......................    206,214,906 $1,139,833,803   --     1,346,048,709
   Colombia...................     36,008,094             --   --        36,008,094
   Czech Republic.............             --     30,187,968   --        30,187,968
   Egypt......................             --      8,998,903   --         8,998,903
   Hong Kong..................             --        192,006   --           192,006
   Hungary....................        318,975     29,341,295   --        29,660,270
   India......................     51,966,834    615,494,623   --       667,461,457
   Indonesia..................     10,328,439    290,818,392   --       301,146,831
   Israel.....................             --        173,082   --           173,082
   Malaysia...................             --    347,658,861   --       347,658,861
   Mexico.....................    447,532,417             --   --       447,532,417
   Peru.......................     19,890,435             --   --        19,890,435
   Philippines................      2,433,199    127,662,827   --       130,096,026
   Poland.....................             --    129,480,253   --       129,480,253
   Russia.....................     10,736,011    266,041,903   --       276,777,914
   South Africa...............     98,211,850    578,871,954   --       677,083,804
   South Korea................     79,137,486  1,210,893,601   --     1,290,031,087
   Taiwan.....................     22,196,294  1,039,320,866   --     1,061,517,160
   Thailand...................    254,905,263      6,023,727   --       260,928,990
   Turkey.....................      4,166,040    186,145,870   --       190,311,910
Preferred Stocks
   Brazil.....................    454,877,865        118,289   --       454,996,154
   Chile......................      7,796,135             --   --         7,796,135
   Colombia...................        150,000             --   --           150,000
   India......................             --          6,792   --             6,792
   Malaysia...................             --         81,155   --            81,155
Rights/Warrants
   Brazil.....................             --          9,695   --             9,695
   Malaysia...................             --         12,644   --            12,644
   Poland.....................             --         11,636   --            11,636
   South Africa...............             --        228,473   --           228,473
   South Korea................             --         17,083   --            17,083
   Taiwan.....................             --          1,938   --             1,938
   Thailand...................             --             --   --                --
Securities Lending Collateral.             --    778,900,834   --       778,900,834
                               -------------- --------------   --    --------------
TOTAL......................... $2,510,191,245 $6,786,528,473   --    $9,296,719,718
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                    Enhanced         U.S.          U.S.          U.S.
                                                                   U.S. Large      Large Cap     Targeted      Small Cap
                                                                    Company          Value         Value         Value
                                                                   Portfolio       Portfolio     Portfolio     Portfolio
                                                                  ------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    8,335,907            --             --
Investments at Value (including $0, $0, $394,703 and $828,201
  of securities on loan, respectively)........................... $    186,659              --  $  3,044,804 $    7,067,605
Temporary Cash Investments at Value & Cost.......................        1,965              --         3,983         33,890
Collateral Received from Securities on Loan at Value & Cost......           --              --         1,068          2,252
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --       404,821        853,210
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --           5,202         2,342         12,227
   Dividends and Interest........................................        2,747              --         1,052          2,448
   Securities Lending Income.....................................           --              --           236            547
   Fund Shares Sold..............................................          254           7,384         4,759          5,626
Unrealized Gain on Forward Currency Contracts....................           96              --            --             --
Prepaid Expenses and Other Assets................................           19              48            26             34
                                                                  ------------  --------------  ------------ --------------
       Total Assets..............................................      191,740       8,348,541     3,463,091      7,977,839
                                                                  ------------  --------------  ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --       405,889        855,462
   Investment Securities/Affiliated Investment Company
     Purchased...................................................           --              --             9             --
   Fund Shares Redeemed..........................................          302          12,586         4,295         30,485
   Due to Advisor................................................           32           1,050           906          3,030
   Futures Margin Variation......................................          104              --            --             --
Unrealized Loss on Forward Currency Contracts....................        1,277              --            --             --
Accrued Expenses and Other Liabilities...........................           14             320           183            392
                                                                  ------------  --------------  ------------ --------------
       Total Liabilities.........................................        1,729          13,956       411,282        889,369
                                                                  ------------  --------------  ------------ --------------
NET ASSETS                                                        $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $49,423 and $0 and shares outstanding of 0; 0; 2,860,503 and 0,
  respectively...................................................          N/A             N/A  $      17.28            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Class R2 Shares -- based on net assets of $0; $0; $12,754 and $0
  and shares outstanding of 0; 0; 738,985 and 0, respectively....          N/A             N/A  $      17.26            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Institutional Class Shares -- based on net assets of $190,011;
  $8,334,585; $2,989,632 and $7,088,470 and shares outstanding of 20,460,029; 373,062,097; 173,043,943 and 266,765,952,
  respectively .                                                  $       9.29  $        22.34  $      17.28 $        26.57
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000   700,000,000  1,700,000,000
                                                                  ============  ==============  ============ ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    6,139,974  $         -- $           --
                                                                  ------------  --------------  ------------ --------------
Investments at Cost.............................................. $    184,521  $           --  $  2,614,960 $    6,281,667
                                                                  ============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    233,972  $    7,445,930  $  2,446,420 $    5,915,078
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        2,005          25,366         3,945             94
Accumulated Net Realized Gain (Loss).............................      (49,767)     (1,332,644)      171,600        387,360
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,163)             --            --             --
Net Unrealized Appreciation (Depreciation).......................        4,964       2,195,933       429,844        785,938
                                                                  ------------  --------------  ------------ --------------
NET ASSETS....................................................... $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                              U.S. Core      U.S. Core     U.S. Vector     U.S. Small
                                                              Equity 1       Equity 2        Equity           Cap
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                           --------------  -------------- -------------- --------------
ASSETS:
Investments at Value (including $705,101, $926,665,
  $277,107 and $921,441 of securities on loan,
  respectively)........................................... $    4,854,375  $    6,899,541 $    2,002,852 $    4,547,901
Temporary Cash Investments at Value & Cost................         18,707          25,908          5,428         12,913
Collateral Received from Securities on Loan at Value &
  Cost....................................................          1,905           2,835            750          2,494
Affiliated Collateral Received from Securities on Loan at
  Value & Cost............................................        721,729         948,671        284,246        944,851
Receivables:
   Investment Securities Sold.............................             73             755            356          3,538
   Dividends and Interest.................................          4,620           6,488          1,384          1,332
   Securities Lending Income..............................            258             435            171            844
   Fund Shares Sold.......................................          5,705          12,852          2,191          4,153
Prepaid Expenses and Other Assets.........................             43              47             20             28
                                                           --------------  -------------- -------------- --------------
   Total Assets...........................................      5,607,415       7,897,532      2,297,398      5,518,054
                                                           --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................        723,634         951,506        284,996        947,345
   Investment Securities Purchased........................          2,684           8,718             --              7
   Fund Shares Redeemed...................................          3,153          11,806          2,617          5,764
   Due to Advisor.........................................            698           1,165            507          1,341
Accrued Expenses and Other Liabilities....................            273             353            101            252
                                                           --------------  -------------- -------------- --------------
       Total Liabilities..................................        730,442         973,548        288,221        954,709
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $4,876,973; $6,923,984; $2,009,177 and $4,563,345 and
  shares outstanding of 402,557,165; 577,609,536;
  173,035,452 and 197,501,054, respectively............... $        12.11  $        11.99 $        11.61 $        23.11
                                                           ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED...............................  1,500,000,000   2,300,000,000  1,000,000,000  1,000,000,000
                                                           ==============  ============== ============== ==============
Investments at Cost....................................... $    4,104,482  $    5,906,074 $    1,759,633 $    3,896,619
                                                           ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................... $    4,130,950  $    5,861,057 $    1,760,585 $    3,689,965
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 10,461          15,899          2,490          5,302
Accumulated Net Realized Gain (Loss)......................        (14,331)         53,561          2,883        216,796
Net Unrealized Appreciation (Depreciation)................        749,893         993,467        243,219        651,282
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                          U.S.            DFA          Large      International
                                                          Micro       Real Estate       Cap           Core
                                                           Cap        Securities   International     Equity
                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                      -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $447,110,
  $522,236, $247,662 and $719,802 of securities
  on loan, respectively)............................. $    3,428,040 $  3,703,787  $  2,043,279  $    6,459,469
Temporary Cash Investments at Value & Cost...........          9,729       26,648            --              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          1,215        1,412         1,322           7,381
Affiliated Collateral Received from Securities on
  Loan at Value & Cost                                       460,538      535,174       270,000         765,000
Foreign Currencies at Value..........................             --           --         2,840           5,292
Cash.................................................            720           --         4,565           6,152
Receivables:
   Investment Securities Sold........................          1,618           --            --           2,007
   Dividends, Interest and Tax Reclaims..............          1,021        2,908         6,061          18,861
   Securities Lending Income.........................            574           73           199             865
   Fund Shares Sold..................................          1,741        6,156         2,210           8,527
Prepaid Expenses and Other Assets....................             16           27            17              68
                                                      -------------- ------------  ------------  --------------
       Total Assets..................................      3,905,212    4,276,185     2,330,493       7,273,622
                                                      -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................        461,753      536,586       271,322         772,381
   Investment Securities Purchased...................             10       19,237         1,145           7,678
   Fund Shares Redeemed..............................          3,837        3,298         1,655           8,434
   Due to Advisor....................................          1,453          464           428           1,887
Unrealized Loss on Foreign Currency Contracts........             --           --            --               2
Accrued Expenses and Other Liabilities...............            201          211           184             502
                                                      -------------- ------------  ------------  --------------
       Total Liabilities.............................        467,254      559,796       274,734         790,884
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,437,958; $3,716,389; $2,055,759 and
  $6,482,738 and shares outstanding of
  231,634,790; 143,852,929; 112,169,274 and
  642,067,983, respectively.......................... $        14.84 $      25.83  $      18.33  $        10.10
                                                      ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                      ============== ============  ============  ==============
Investments at Cost.................................. $    2,924,858 $  2,625,713  $  1,881,416  $    6,740,972
                                                      ============== ============  ============  ==============
Foreign Currencies at Cost........................... $           -- $         --  $      2,829  $        5,274
                                                      ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,763,945 $  2,897,280  $  2,104,641  $    6,843,391
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................          3,910       23,599         8,708          25,255
Accumulated Net Realized Gain (Loss).................        166,921     (282,564)     (219,352)       (104,202)
Net Unrealized Foreign Exchange Gain (Loss)..........             --           --          (112)           (221)
Net Unrealized Appreciation (Depreciation)...........        503,182    1,078,074       161,874        (281,485)
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                                        Asia         United
                                                       International    Japanese       Pacific       Kingdom
                                                           Small          Small         Small         Small
                                                          Company        Company       Company       Company
                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                      --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    6,419,657  $    294,088  $    238,282  $     31,322
Temporary Cash Investments at Value & Cost...........          7,220            --            --            --
Receivables:
   Affiliated Investment Companies Sold..............             --            62            90             3
   Fund Shares Sold..................................          4,639            14            19             7
Prepaid Expenses and Other Assets....................             39             5             7             6
                                                      --------------  ------------  ------------  ------------
       Total Assets..................................      6,431,555       294,169       238,398        31,338
                                                      --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.........            500            --            --            --
   Fund Shares Redeemed..............................          5,449            76           109            10
   Due to Advisor....................................          2,141            98            79            10
Accrued Expenses and Other Liabilities...............            305            27            19             2
                                                      --------------  ------------  ------------  ------------
       Total Liabilities.............................          8,395           201           207            22
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,423,160; $293,968; $238,191 and $31,316 and
  shares outstanding of 420,465,298; 19,614,366;
  10,259,886 and 1,126,005, respectively............. $        15.28  $      14.99  $      23.22  $      27.81
                                                      ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                      ==============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $    6,321,775  $    363,671  $    225,784  $     24,146
                                                      ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,292,303  $    438,204  $    249,992  $     26,303
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          3,290         1,728           779           149
Accumulated Net Realized Gain (Loss).................         30,107       (76,344)      (25,082)       (2,316)
Net Unrealized Foreign Exchange Gain (Loss)..........           (421)          (37)            4             4
Net Unrealized Appreciation (Depreciation)...........         97,881       (69,583)       12,498         7,176
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                         DFA           DFA            DFA
                                                       Continental  International    Global      International
                                                          Small      Real Estate   Real Estate     Small Cap
                                                         Company     Securities    Securities        Value
                                                        Portfolio     Portfolio     Portfolio      Portfolio
                                                      ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    106,353            --  $  1,309,437              --
Investments at Value (including $0, $134,895, $0
  and $751,359 of securities on loan,
  respectively)......................................           --  $  1,522,025            --  $    8,209,751
Temporary Cash Investments at Value & Cost...........           --            --         2,168              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................           --           223            --           4,277
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................           --       144,000            --         825,000
Foreign Currencies at Value..........................           --           577            --           7,883
Cash.................................................           --         7,653            --          29,120
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           --            57            --           1,167
   Dividends, Interest and Tax Reclaims..............           --         5,512            --          26,016
   Securities Lending Income.........................           --            78            --           1,740
   Fund Shares Sold..................................           39         2,963         6,411          10,178
Unrealized Gain on Foreign Currency Contracts........           --             1            --               1
Prepaid Expenses and Other Assets....................            6             9            12              64
                                                      ------------  ------------  ------------  --------------
       Total Assets..................................      106,398     1,683,098     1,318,028       9,115,197
                                                      ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................           --       144,223            --         829,277
   Investment Securities/Affiliated Investment
     Companies Purchased.............................           20         5,274         1,075           3,282
   Fund Shares Redeemed..............................           19         1,325         1,329          10,835
   Due to Advisor....................................           37           436            10           4,465
Unrealized Loss on Foreign Currency Contracts........           --             1            --              --
Accrued Expenses and Other Liabilities...............            6           131            67             728
                                                      ------------  ------------  ------------  --------------
       Total Liabilities.............................           82       151,390         2,481         848,587
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $106,316; $1,531,708; $1,315,547 and
  $8,266,610 and shares outstanding of 7,329,320;
  270,326,048; 141,073,949 and 545,184,194,
  respectively....................................... $      14.51  $       5.67  $       9.33  $        15.16
                                                      ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                      ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................... $    108,971  $         --  $  1,003,592  $           --
                                                      ------------  ------------  ------------  --------------
Investments at Cost.................................. $         --  $  1,359,942  $         --  $    8,914,249
                                                      ============  ============  ============  ==============
Foreign Currencies at Cost........................... $         --  $        573  $         --  $        7,884
                                                      ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    137,501  $  1,630,220  $  1,028,972  $    8,844,254
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          280       (46,274)       11,623          14,647
Accumulated Net Realized Gain (Loss).................      (28,969)     (214,293)      (30,893)        112,748
Net Unrealized Foreign Exchange Gain (Loss)..........          122           (32)           --            (540)
Net Unrealized Appreciation (Depreciation)...........       (2,618)      162,087       305,845        (704,499)
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                      International                Selectively
                                                         Vector       World ex    Hedged Global   Emerging
                                                         Equity      U.S. Value      Equity        Markets
                                                        Portfolio    Portfolio      Portfolio     Portfolio
                                                      ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value..............................................           --  $     57,164  $     33,793  $  2,798,256
Investments at Value (including $57,921, $0, $0 and
  $0 of securities on loan, respectively)............ $    558,559            --            --            --
Temporary Cash Investments at Value & Cost...........           --            49         1,080            --
Segregated Cash for Futures Contracts................           --            --            46            --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          629            --            --            --
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................       61,000            --            --            --
Foreign Currencies at Value..........................          548            --            --            --
Cash.................................................          547            --            --            --
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           55            --            --            --
   Dividends, and Tax Reclaims.......................        1,622            --            --            --
   Securities Lending Income.........................           79            --            --            --
   Fund Shares Sold..................................          489            --           108         6,919
   From Advisor......................................           --            --             9            --
Unrealized Gain on Forward Currency Contracts........           --            --            47            --
Prepaid Expenses and Other Assets....................           11            12            11            27
Deferred Offering Costs..............................           --            --             3            --
                                                      ------------  ------------  ------------  ------------
       Total Assets..................................      623,539        57,225        35,097     2,805,202
                                                      ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................       61,629            --            --            --
   Investment Securities/Affiliated Investment
     Companies Purchased ............................           --            --            --         4,566
   Fund Shares Redeemed..............................          237             2            --         2,353
   Due to Advisor....................................          210            11            --           929
   Futures Margin Variation..........................           --            --             1            --
Unrealized Loss on Forward Currency Contracts........           --            --           141            --
Accrued Expenses and Other Liabilities...............           64            15             5           177
                                                      ------------  ------------  ------------  ------------
       Total Liabilities.............................       62,140            28           147         8,025
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $561,399; $57,197; $34,950 and $2,797,177 and
  shares outstanding of 60,164,175; 5,756,500;
  3,216,441 and 107,321,804, respectively............ $       9.33  $       9.94  $      10.87  $      26.06
                                                      ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000   100,000,000   100,000,000   500,000,000
                                                      ============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $         --  $     55,252  $     31,236  $  1,809,910
                                                      ------------  ------------  ------------  ------------
Investments at Cost.................................. $    509,005  $         --  $         --  $         --
                                                      ============  ============  ============  ============
Foreign Currencies at Cost........................... $        546  $         --  $         --  $         --
                                                      ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    509,238  $     60,950  $     32,501  $  1,771,604
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................        1,456           330           166         8,306
Accumulated Net Realized Gain (Loss).................        1,175        (5,978)         (164)       28,954
Net Unrealized Foreign Exchange Gain (Loss)..........          (26)          (17)          (93)          (33)
Net Unrealized Appreciation (Depreciation)...........       49,556         1,912         2,540       988,346
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                     Emerging       Emerging        Emerging
                                                                      Markets        Markets         Markets
                                                                     Small Cap        Value        Core Equity
                                                                     Portfolio      Portfolio      Portfolio*
                                                                   ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $  2,908,909  $   16,695,104              --
Investments at Value (including $0, $0 and $896,140 of securities
  on loan, respectively)..........................................           --              --  $    8,517,819
Collateral Received from Securities on Loan at Value & Cost.......           --              --           3,901
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --              --         775,000
Foreign Currencies at Value.......................................           --              --           5,814
Cash..............................................................           --              --          65,096
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           --              --             194
   Dividends, Interest and Tax Reclaims...........................           --              --           9,349
   Securities Lending Income......................................           --              --           2,116
   Fund Shares Sold...............................................        3,006          27,291          14,592
Prepaid Expenses and Other Assets.................................           39              58              65
                                                                   ------------  --------------  --------------
       Total Assets...............................................    2,911,954      16,722,453       9,393,946
                                                                   ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --              --         778,901
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................          115          21,560           8,909
   Fund Shares Redeemed...........................................        2,892           5,730           6,074
   Due to Advisor.................................................        1,088           5,619           3,944
Unrealized Loss on Foreign Currency Contracts.....................           --              --               1
Accrued Expenses and Other Liabilities............................          186             814           1,410
                                                                   ------------  --------------  --------------
       Total Liabilities..........................................        4,281          33,723         799,239
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $99,111 and $0 and
  shares outstanding of 0; 3,513,125 and 0, respectively..........          N/A  $        28.21             N/A
                                                                   ============  ==============  ==============
Institutional Class Shares -- based on net assets of $2,907,673;
  $16,589,619 and $8,594,707 and shares outstanding of
  143,022,429; 587,899,918 and 452,322,328, respectively.......... $      20.33  $        28.22  $        19.00
                                                                   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  500,000,000   1,500,000,000   1,000,000,000
                                                                   ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $  2,600,423  $   16,996,486  $           --
                                                                   ------------  --------------  --------------
Investments at Cost............................................... $         --  $           --  $    7,875,603
                                                                   ============  ==============  ==============
Foreign Currencies at Cost........................................ $         --  $           --  $        5,812
                                                                   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $  2,510,281  $   16,619,114  $    7,968,370
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................        6,451          40,292          26,576
Accumulated Net Realized Gain (Loss)..............................       82,504         330,625         (42,488)
Net Unrealized Foreign Exchange Gain (Loss).......................          (49)             81              31
Net Unrealized Appreciation (Depreciation)........................      308,486        (301,382)        642,218
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012
                            (Amounts in thousands)

                                                                 Enhanced
                                                                   U.S.                  U.S.
                                                                   Large   U.S. Large  Targeted  U.S. Small
                                                                  Company  Cap Value     Value   Cap Value
                                                                 Portfolio Portfolio*  Portfolio Portfolio
                                                                 --------- ----------  --------- ----------
Investment Income
   Dividends....................................................  $   126  $  169,995  $ 36,944  $   82,338
   Interest.....................................................    1,809          17        22          37
   Income from Securities Lending...............................       --       6,190     2,926       7,642
   Expenses Allocated from Affiliated Investment Company........       --      (9,069)       --          --
                                                                  -------  ----------  --------  ----------
          Total Investment Income...............................    1,935     167,133    39,892      90,017
                                                                  -------  ----------  --------  ----------
Expenses
   Investment Advisory Services Fees............................       92          --     2,835      13,809
   Administrative Services Fees.................................      276      11,657     7,088      20,714
   Accounting & Transfer Agent Fees.............................       40          98       314         734
   S&P 500(R) Fees..............................................        6          --        --          --
   Shareholder Servicing Fees --
       Class R1 Shares..........................................       --          --        47          --
       Class R2 Shares..........................................       --          --        30          --
   Custodian Fees...............................................       12          --        70         122
   Filing Fees..................................................       27         103       111          95
   Shareholders' Reports........................................        6         240       115         189
   Directors'/Trustees' Fees & Expenses.........................        1          66        24          58
   Professional Fees............................................        4          54        76         180
   Other........................................................        2          72        65         146
                                                                  -------  ----------  --------  ----------
          Total Expenses........................................      466      12,290    10,775      36,047
                                                                  -------  ----------  --------  ----------
   Net Investment Income (Loss).................................    1,469     154,843    29,117      53,970
                                                                  -------  ----------  --------  ----------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................      245     318,427   181,414     430,201
       Futures..................................................   30,568          --     3,336         954
       Foreign Currency Transactions............................    1,331          --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................      594     824,744   176,832     522,870
       Futures..................................................   (6,586)         --        --        (536)
       Translation of Foreign Currency Denominated Amounts......     (857)         --        --          --
                                                                  -------  ----------  --------  ----------
   Net Realized and Unrealized Gain (Loss)......................   25,295   1,143,171   361,582     953,489
                                                                  -------  ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.  $26,764  $1,298,014  $390,699  $1,007,459
                                                                  =======  ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                             U.S.
                                       U.S. Core U.S. Core  Vector   U.S. Small
                                       Equity 1  Equity 2   Equity      Cap
                                       Portfolio Portfolio Portfolio Portfolio
                                       --------- --------- --------- ----------
Investment Income
   Dividends.......................... $ 83,424  $120,052  $ 32,016   $ 54,202
   Interest...........................       33        30        12         24
   Income from Securities Lending.....    3,406     5,922     2,448      9,285
                                       --------  --------  --------   --------
       Total Investment Income........   86,863   126,004    34,476     63,511
                                       --------  --------  --------   --------
Expenses
   Investment Advisory Services Fees..    7,460    12,830     5,835      1,256
   Administrative Services Fees.......       --        --        --     13,400
   Accounting & Transfer Agent Fees...      469       677       220        451
   Custodian Fees.....................       91       101        41         86
   Filing Fees........................      196       156        59         98
   Shareholders' Reports..............       78       140        65        123
   Directors'/Trustees' Fees &
     Expenses.........................       36        54        17         35
   Professional Fees..................      110       164        52        119
   Other..............................       45        78        22         61
                                       --------  --------  --------   --------
       Total Expenses.................    8,485    14,200     6,311     15,629
                                       --------  --------  --------   --------
   Net Investment Income (Loss).......   78,378   111,804    28,165     47,882
                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions
     Received from Investment
     Securities.......................       36       105        18         --
   Net Realized Gain (Loss) on:.......
   Investment Securities Sold.........   35,359    73,466    41,027    254,365
   Futures............................       --        --      (850)        --
   Change in Unrealized Appreciation
     (Depreciation) of:...............
   Investment Securities..............  455,880   694,545   196,524    230,453
                                       --------  --------  --------   --------
Net Realized and Unrealized Gain
  (Loss)..............................  491,275   768,116   236,719    484,818
                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........... $569,653  $879,920  $264,884   $532,700
                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                         DFA Real
                                                                             U.S. Micro   Estate     Large Cap   International
                                                                                Cap     Securities International  Core Equity
                                                                             Portfolio  Portfolio    Portfolio     Portfolio
                                                                             ---------- ---------- ------------- -------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6, $0, $5,504 and $14,973,
     respectively)..........................................................  $ 45,300   $ 85,414    $ 66,010      $191,701
   Interest.................................................................        15         34           1             2
   Income from Securities Lending...........................................     6,267      1,034       3,291        12,660
                                                                              --------   --------    --------      --------
       Total Investment Income..............................................    51,582     86,482      69,302       204,363
                                                                              --------   --------    --------      --------
Expenses
   Investment Advisory Services Fees........................................     3,416      7,183       4,700        19,970
   Administrative Services Fees.............................................    13,662         --          --            --
   Accounting & Transfer Agent Fees.........................................       374        374         219           610
   Custodian Fees...........................................................        77         39         478         1,482
   Filing Fees..............................................................        58        102          85           245
   Shareholders' Reports....................................................       102        146          95           161
   Directors'/Trustees' Fees & Expenses.....................................        29         29          16            47
   Professional Fees........................................................        89        102          54           178
   Other....................................................................        55         40          40           122
                                                                              --------   --------    --------      --------
          Total Expenses....................................................    17,862      8,015       5,687        22,815
                                                                              --------   --------    --------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..........................................        --       (321)         --            --
   Fees Paid Indirectly.....................................................        --         --          (8)          (25)
                                                                              --------   --------    --------      --------
   Net Expenses.............................................................    17,862      7,694       5,679        22,790
                                                                              --------   --------    --------      --------
   Net Investment Income (Loss).............................................    33,720     78,788      63,623       181,573
                                                                              --------   --------    --------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Investment Securities...........        --     16,390          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................   220,675     (1,763)    (18,104)      (40,937)
       Futures..............................................................       385        (46)         --            --
       Foreign Currency Transactions*.......................................        --         --        (353)          114
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........................   166,031    355,961      69,627       185,568
       Translation of Foreign Currency Denominated Amounts..................        --         --         (82)         (120)
                                                                              --------   --------    --------      --------
   Net Realized and Unrealized Gain (Loss)..................................   387,091    370,542      51,088       144,625
                                                                              --------   --------    --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $420,811   $449,330    $114,711      $326,198
                                                                              ========   ========    ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                               Asia      United
                                                                                   International  Japanese   Pacific    Kingdom
                                                                                       Small       Small      Small      Small
                                                                                      Company     Company    Company    Company
                                                                                    Portfolio*   Portfolio* Portfolio* Portfolio*
                                                                                   ------------- ---------- ---------- ----------
Investment Income
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $13,197, $462, $183, and $1,
     respectively)................................................................   $167,967     $  6,158   $ 7,841     $1,028
   Interest.......................................................................         19           --        --         --
   Income from Securities Lending.................................................     17,286          449       737          8
   Expenses Allocated from Affiliated Investment Companies........................     (8,714)        (393)     (311)       (38)
                                                                                     --------     --------   -------     ------
          Total Net Investment Income Received from Affiliated Investment
            Companies.............................................................    176,558        6,214     8,267        998
                                                                                     --------     --------   -------     ------
Fund Investment Income
   Interest.......................................................................         23           --        --         --
                                                                                     --------     --------   -------     ------
          Total Fund Investment Income............................................         23           --        --         --
                                                                                     --------     --------   -------     ------
Fund Expenses
   Administrative Services Fees...................................................     23,665        1,078       762        121
   Accounting & Transfer Agent Fees...............................................         78           16        15         14
   Filing Fees....................................................................        168           42        31         16
   Shareholders' Reports..........................................................        203            1         3          1
   Directors'/Trustees' Fees & Expenses...........................................         50            2         2         --
   Professional Fees..............................................................         33            2         1          1
   Other..........................................................................         60            1         1          1
                                                                                     --------     --------   -------     ------
          Total Expenses..........................................................     24,257        1,142       815        154
                                                                                     --------     --------   -------     ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................         --           --        --        (12)
                                                                                     --------     --------   -------     ------
   Net Expenses...................................................................     24,257        1,142       815        142
                                                                                     --------     --------   -------     ------
   Net Investment Income (Loss)...................................................    152,324        5,072     7,452        856
                                                                                     --------     --------   -------     ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:...................................................
       Investment Securities Sold.................................................     53,955       (5,341)    4,091       (281)
       Futures....................................................................          9          (75)      (33)         6
       Foreign Currency Transactions**............................................        401          120       (56)         6
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................................    133,610       (6,790)    6,664      5,744
       Futures....................................................................         (1)           1         1         --
       Translation of Foreign Currency Denominated Amounts........................       (530)         (23)      (12)        (2)
                                                                                     --------     --------   -------     ------
   Net Realized and Unrealized Gain (Loss)........................................    187,444      (12,108)   10,655      5,473
                                                                                     --------     --------   -------     ------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $339,768     $ (7,036)  $18,107     $6,329
                                                                                     ========     ========   =======     ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $4, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                      DFA                       DFA
                                                     Continental International DFA Global  International
                                                        Small     Real Estate  Real Estate   Small Cap
                                                       Company    Securities   Securities      Value
                                                     Portfolio*    Portfolio    Portfolio    Portfolio
                                                     ----------- ------------- ----------- -------------
Investment Income
   Net Investment Income Received from
     Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld
     of $458, $0, $0 and $0, respectively)..........   $ 3,166           --           --           --
   Income Distributions Received from
     Affiliated Investment Companies................        --           --     $ 37,037           --
   Interest.........................................         1           --           --           --
   Income from Securities Lending...................       552           --           --           --
   Expenses Allocated from Affiliated
     Investment Company ............................      (174)          --           --           --
                                                       -------     --------     --------     --------
          Total Net Investment Income
            Received from Affiliated
            Investment Company......................     3,545           --       37,037           --
                                                       -------     --------     --------     --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld
     of $0, $5,661, $0 and $15,143,
     respectively)..................................        --     $ 69,461           --     $208,341
   Interest.........................................        --           --            4            7
   Income from Securities Lending...................        --        1,530           --       22,475
                                                       -------     --------     --------     --------
          Total Fund Investment Income..............        --       70,991            4      230,823
                                                       -------     --------     --------     --------
Fund Expenses
   Investment Advisory Services Fees................        --        4,241        3,152       49,872
   Administrative Services Fees.....................       442           --           --           --
   Accounting & Transfer Agent Fees.................        14          149           24          817
   Custodian Fees...................................        --          352           --        2,555
   Filing Fees......................................        17           67           65          188
   Shareholders' Reports............................         1           69           43          245
   Directors'/Trustees' Fees & Expenses.............         1           10            9           64
   Professional Fees................................         1           50           14          304
   Other............................................         1           21           10          161
                                                       -------     --------     --------     --------
          Total Expenses............................       477        4,959        3,317       54,206
                                                       -------     --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................        --           --       (2,771)          --
   Fees Paid Indirectly.............................        --           (9)          --          (38)
                                                       -------     --------     --------     --------
   Net Expenses.....................................       477        4,950          546       54,168
                                                       -------     --------     --------     --------
   Net Investment Income (Loss).....................     3,068       66,041       36,495      176,655
                                                       -------     --------     --------     --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................    (2,677)     (33,417)      (2,760)     130,909
       Futures......................................       (25)          --           --           --
       Foreign Currency Transactions**..............       (25)          34           --        1,183
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................       585      228,123      138,125      203,828
       Translation of Foreign Currency
         Denominated Amounts........................        72          (24)          --         (393)
                                                       -------     --------     --------     --------
   Net Realized and Unrealized Gain (Loss)..........    (2,070)     194,716      135,365      335,527
                                                       -------     --------     --------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $   998     $260,757     $171,860     $512,182
                                                       =======     ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                International               Selectively
                                                                   Vector       World ex   Hedged Global  Emerging
                                                                   Equity      U.S. Value     Equity      Markets
                                                                  Portfolio   Portfolio*** Portfolio(a)  Portfolio*
                                                                ------------- ------------ ------------- ----------
Investment Income
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $149, $0
     and $8,484, respectively).................................         --       $1,686           --      $ 65,004
   Income Distributions Received from Affiliated Investment
     Companies.................................................         --          106       $  543            --
   Income from Securities Lending..............................         --           95           --         4,784
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --         (112)          --        (4,963)
                                                                   -------       ------       ------      --------
          Total Investment Income..............................         --        1,775          543        64,825
                                                                   -------       ------       ------      --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld of $1,226, $0, $0
     and $0, respectively) ....................................    $16,170           --           --            --
   Interest....................................................         --           --            2            --
   Income from Securities Lending..............................      1,129           --           --            --
                                                                   -------       ------       ------      --------
          Total Fund Investment Income.........................     17,299           --            2            --
                                                                   -------       ------       ------      --------
Fund Expenses
   Investment Advisory Services Fees...........................      2,241          253           75            --
   Administrative Services Fees................................         --           --           --        10,176
   Accounting & Transfer Agent Fees............................         76           13           12            42
   Custodian Fees..............................................        278           --           --            --
   Filing Fees.................................................         42           35            6           118
   Shareholders' Reports.......................................         15            1            1           118
   Directors'/Trustees' Fees & Expenses........................          4           --           --            21
   Professional Fees...........................................         13            5            5            19
   Organizational & Offering Costs.............................         --           --           59            --
   Other.......................................................         16            1            1            25
                                                                   -------       ------       ------      --------
          Total Expenses.......................................      2,685          308          159        10,519
                                                                   -------       ------       ------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................         --         (129)        (150)           --
   Fees Paid Indirectly........................................         (3)          --           --            --
                                                                   -------       ------       ------      --------
   Net Expenses................................................      2,682          179            9        10,519
                                                                   -------       ------       ------      --------
   Net Investment Income (Loss)................................     14,617        1,596          536        54,306
                                                                   -------       ------       ------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Affiliated
     Investment Companies......................................         --           79           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................      2,944           61         (275)       31,303
       Futures.................................................         --           (1)         110            --
       Foreign Currency Transactions**.........................        (98)         (10)         163          (543)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     13,867          430        2,557        25,377
       Futures.................................................         --           --          (17)           --
       Translation of Foreign Currency Denominated
         Amounts...............................................        (30)          (1)         (93)           18
                                                                   -------       ------       ------      --------
   Net Realized and Unrealized Gain (Loss).....................     16,683          558        2,445        56,155
                                                                   -------       ------       ------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...................................................    $31,300       $2,154       $2,981      $110,461
                                                                   =======       ======       ======      ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                               Emerging   Emerging   Emerging
                                                                               Markets    Markets     Markets
                                                                              Small Cap    Value    Core Equity
                                                                              Portfolio* Portfolio*  Portfolio
                                                                              ---------- ---------- -----------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6,931, $48,518 and $24,434,
     respectively)...........................................................  $ 57,827  $ 373,018   $185,183
   Interest..................................................................        --          7          2
   Income from Securities Lending............................................     8,037     28,572     19,071
   Expenses Allocated from Affiliated Investment Company.....................    (8,367)   (30,860)        --
                                                                               --------  ---------   --------
          Total Investment Income............................................    57,497    370,737    204,256
                                                                               --------  ---------   --------
Expenses
   Investment Advisory Services Fees.........................................        --         --     39,333
   Administrative Services Fees..............................................    10,440     60,899         --
   Accounting & Transfer Agent Fees..........................................        38        182        755
   Shareholder Servicing Fees --
       Class R2 Shares.......................................................        --        239         --
   Custodian Fees............................................................        --         --      7,215
   Filing Fees...............................................................       176        526        500
   Shareholders' Reports.....................................................        61        289        219
   Directors'/Trustees' Fees & Expenses......................................        18        126         56
   Professional Fees.........................................................        17        113        222
   Other.....................................................................        21        136        125
                                                                               --------  ---------   --------
          Total Expenses.....................................................    10,771     62,510     48,425
                                                                               --------  ---------   --------
   Fees Paid Indirectly......................................................        --         --        (97)
                                                                               --------  ---------   --------
   Net Expenses..............................................................    10,771     62,510     48,328
                                                                               --------  ---------   --------
   Net Investment Income (Loss)..............................................    46,726    308,227    155,928
                                                                               --------  ---------   --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................................   101,576    362,676     (8,860)
       Futures...............................................................      (812)    (1,255)     1,190
       Foreign Currency Transactions**.......................................    (1,523)    (4,701)    (1,300)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................     9,556   (535,878)   122,105
       Translation of Foreign Currency Denominated Amounts...................       (21)      (113)       (51)
                                                                               --------  ---------   --------
   Net Realized and Unrealized Gain (Loss)...................................   108,776   (179,271)   113,084
                                                                               --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $155,502  $ 128,956   $269,012
                                                                               ========  =========   ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               Enhanced              U.S. Large
                                                          U.S. Large Company          Cap Value              U.S. Targeted
                                                               Portfolio              Portfolio             Value Portfolio
                                                          ------------------  ------------------------  ----------------------
                                                            Year      Year        Year         Year        Year        Year
                                                           Ended     Ended       Ended        Ended       Ended       Ended
                                                          Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                            2012      2011        2012         2011        2012        2011
                                                          --------  --------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).......................... $  1,469  $  1,430  $   154,843  $   120,343  $   29,117  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      245       380      318,427      301,933     181,414      20,083
       Futures...........................................   30,568    12,791           --       (9,927)      3,336       1,751
       Foreign Currency Transactions.....................    1,331       412           --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..................................
       Investment Securities.............................      594      (472)     824,744      (67,687)    176,832      53,386
       Futures...........................................   (6,586)     (995)          --           --          --          --
       Translation of Foreign Currency
         Denominated Amounts.............................     (857)     (174)          --           --          --          --
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   26,764    13,372    1,298,014      344,662     390,699      93,954
                                                          --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares...................................       --        --           --           --        (374)       (275)
       Class R2 Shares...................................       --        --           --           --         (76)        (43)
       Institutional Class Shares........................   (2,785)     (270)    (150,153)    (117,051)    (24,124)    (17,989)
   Net Long-Term Gains:
       Class R1 Shares...................................       --        --           --           --        (356)        (87)
       Class R2 Shares...................................       --        --           --           --         (86)        (14)
       Institutional Class Shares........................       --        --           --           --     (19,426)     (4,668)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Distributions............................   (2,785)     (270)    (150,153)    (117,051)    (44,442)    (23,076)
                                                          --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   26,869    42,165    1,501,347    2,027,913     782,957     924,360
   Shares Issued in Lieu of Cash Distributions...........    2,573       259      139,904      109,293      40,767      21,388
   Shares Redeemed.......................................  (34,538)  (42,128)  (1,794,871)  (1,945,509)   (662,151)   (743,912)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (5,096)      296     (153,620)     191,697     161,573     201,836
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........   18,883    13,398      994,241      419,308     507,830     272,714
Net Assets
   Beginning of Period...................................  171,128   157,730    7,340,344    6,921,036   2,543,979   2,271,265
                                                          --------  --------  -----------  -----------  ----------  ----------
   End of Period......................................... $190,011  $171,128  $ 8,334,585  $ 7,340,344  $3,051,809  $2,543,979
                                                          ========  ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.........................................    3,051     5,163       72,600      100,905      48,542      56,950
   Shares Issued in Lieu of Cash Distributions...........      314        33        6,979        5,526       2,677       1,349
   Shares Redeemed.......................................   (3,906)   (5,148)     (86,993)     (98,393)    (40,606)    (46,106)
   Shares Reduced by Reverse Stock Split (Note G)........       --        --           --           --          --          (9)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (541)       48       (7,414)       8,038      10,613      12,184
                                                          ========  ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)................................................ $  2,005  $  1,903  $    25,366  $    20,676  $    3,945  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           U.S. Small                U.S. Core                U.S. Core
                                                       Cap Value Portfolio      Equity 1 Portfolio       Equity 2 Portfolio
                                                    ------------------------  ----------------------  ------------------------
                                                        Year         Year        Year        Year         Year         Year
                                                       Ended        Ended       Ended       Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                        2012         2011        2012        2011         2012         2011
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $    53,970  $    44,197  $   78,378  $   51,991  $   111,804  $    80,421
   Capital Gain Distributions Received from
     Investment Securities.........................          --           --          36          --          105           --
   Net Realized Gain (Loss) on:....................
       Investment Securities Sold..................     430,201      215,171      35,359      31,974       73,466       69,078
       Futures.....................................         954         (825)         --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:............................
       Investment Securities.......................     522,870      112,710     455,880     116,761      694,545      192,966
       Futures.....................................        (536)         536          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,007,459      371,789     569,653     200,726      879,920      342,465
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Distributions From:
     Net Investment Income:
       Institutional Class Shares..................     (50,536)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
     Net Long-Term Gains:
       Institutional Class Shares..................     (89,379)          --          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions......................    (139,915)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   1,130,039    1,194,011   1,316,460   1,193,672    1,284,909    1,575,775
   Shares Issued in Lieu of Cash
     Distributions.................................     131,338       39,640      66,157      45,486       96,744       76,923
   Shares Redeemed.................................  (1,581,314)  (1,577,930)   (733,642)   (556,060)  (1,057,872)  (1,086,755)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (319,937)    (344,279)    648,975     683,098      323,781      565,943
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................     547,607      (14,414)  1,145,562     834,002    1,104,078      829,539
Net Assets
   Beginning of Period.............................   6,540,863    6,555,277   3,731,411   2,897,409    5,819,906    4,990,367
                                                    -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................... $ 7,088,470  $ 6,540,863  $4,876,973  $3,731,411  $ 6,923,984  $ 5,819,906
                                                    ===========  ===========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
   Shares Issued...................................      45,152       48,190     114,530     108,434      113,356      144,791
   Shares Issued in Lieu of Cash
     Distributions.................................       5,754        1,639       5,842       4,215        8,679        7,192
   Shares Redeemed.................................     (62,499)     (62,955)    (63,857)    (51,146)     (93,203)     (99,493)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     (11,593)     (13,126)     56,515      61,503       28,832       52,490
                                                    ===========  ===========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $        94  $       858  $   10,461  $    8,359  $    15,899  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          U.S. Vector              U.S. Small               U.S. Micro
                                                       Equity Portfolio           Cap Portfolio            Cap Portfolio
                                                    ----------------------  -----------------------   ----------------------
                                                    Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011        2012         2011         2012        2011
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   28,165  $   20,309  $   47,882  $    33,067   $   33,720  $   23,621
   Capital Gain Distributions Received from
     Investment Securities.........................         18          --          --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     41,027      46,999     254,365      211,228      220,675     234,404
       Futures.....................................       (850)         --          --          929          385          --
       In-Kind Redemptions.........................         --          --          --      126,527*          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.......................    196,524      18,243     230,453      (60,488)     166,031      32,818
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    264,884      85,551     532,700      311,263      420,811     290,843
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Distributions......................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    363,121     551,321   1,000,664    1,118,116      389,014     509,041
   Shares Issued in Lieu of Cash Distributions.....     26,213      19,400      38,143       30,271       28,484      22,542
   Shares Redeemed.................................   (470,271)   (343,081)   (737,229)  (1,047,988)*   (627,647)   (719,326)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (80,937)    227,640     301,578      100,399     (210,149)   (187,743)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    157,282     293,472     793,022      378,866      180,239      79,433
Net Assets
   Beginning of Period.............................  1,851,895   1,558,423   3,770,323    3,391,457    3,257,719   3,178,286
                                                    ----------  ----------  ----------  -----------   ----------  ----------
   End of Period................................... $2,009,177  $1,851,895  $4,563,345  $ 3,770,323   $3,437,958  $3,257,719
                                                    ==========  ==========  ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     33,038      51,309      45,541       52,474       27,509      37,458
   Shares Issued in Lieu of Cash Distributions.....      2,473       1,845       1,786        1,457        2,109       1,695
   Shares Redeemed.................................    (42,602)    (31,749)    (33,325)     (48,404)     (44,113)    (52,370)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     (7,091)     21,405      14,002        5,527      (14,495)    (13,217)
                                                    ==========  ==========  ==========  ===========   ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    2,490  $    3,557  $    5,302  $     1,483   $    3,910  $    3,199

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        DFA Real Estate            Large Cap             International
                                                          Securities             International            Core Equity
                                                           Portfolio               Portfolio               Portfolio
                                                    ----------------------  ----------------------  -----------------------
                                                       Year        Year        Year        Year        Year         Year
                                                      Ended       Ended       Ended       Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31     Oct. 31,
                                                       2012        2011        2012        2011        2012         2011
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   78,788  $   51,146  $   63,623  $   55,392  $   181,573  $  161,011
   Capital Gain Distributions Received from
     Investment Securities.........................     16,390      13,117          --          --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     (1,763)    (39,946)    (18,104)    (12,846)     (40,937)     28,431
       Futures.....................................        (46)         --          --          --           --          --
       Foreign Currency Transactions*..............         --          --        (353)        187          114        (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................    355,961     277,359      69,627    (133,116)     185,568    (525,986)
       Translation of Foreign Currency
         Denominated Amounts.......................         --          --         (82)       (205)        (120)       (476)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    449,330     301,676     114,711     (90,588)     326,198    (337,211)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Distributions......................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    826,214     685,272     634,549     463,836    1,839,473   1,663,723
   Shares Issued in Lieu of Cash Distributions.....     96,714      38,998      57,573      51,857      169,856     154,934
   Shares Redeemed.................................   (654,733)   (576,605)   (394,415)   (283,535)  (1,072,475)   (791,266)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    268,195     147,665     297,707     232,158      936,854   1,027,391
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    617,742     409,095     351,610      87,463    1,086,854     528,895
Net Assets
   Beginning of Period.............................  3,098,647   2,689,552   1,704,149   1,616,686    5,395,884   4,866,989
                                                    ----------  ----------  ----------  ----------  -----------  ----------
   End of Period................................... $3,716,389  $3,098,647  $2,055,759  $1,704,149  $ 6,482,738  $5,395,884
                                                    ==========  ==========  ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     32,929      30,656      36,185      23,919      190,598     153,758
   Shares Issued in Lieu of Cash Distributions.....      3,972       1,817       3,432       2,658       18,393      14,162
   Shares Redeemed.................................    (26,322)    (25,853)    (22,604)    (14,657)    (112,419)    (73,947)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     10,579       6,620      17,013      11,920       96,572      93,973
                                                    ==========  ==========  ==========  ==========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                           $   23,599  $   14,529  $    8,708  $    5,725  $    25,255  $   13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   International            Japanese          Asia Pacific
                                                                   Small Company          Small Company       Small Company
                                                                     Portfolio              Portfolio           Portfolio
                                                              -----------------------  ------------------  ------------------
                                                                  Year        Year       Year      Year      Year      Year
                                                                 Ended       Ended      Ended     Ended     Ended     Ended
                                                                Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2012        2011       2012      2011      2012      2011
                                                              -----------  ----------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $   152,324  $  146,577  $  5,072  $  2,693  $  7,452  $  4,845
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................      53,955     205,897    (5,341)   (5,587)    4,091     8,959
       Futures...............................................           9        (271)      (75)       --       (33)       --
       Foreign Currency Transactions*........................         401        (103)      120        14       (56)       85
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency............     133,610    (571,803)   (6,790)   13,164     6,664   (21,184)
       Futures...............................................          (1)         --         1        --         1        --
       Translation of Foreign Currency Denominated
         Amounts.............................................        (530)       (340)      (23)      (61)      (12)       18
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     339,768    (220,043)   (7,036)   10,223    18,107    (7,277)
                                                              -----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................    (163,885)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
   Net Long-Term Gains:
       Institutional Class Shares............................    (108,621)         --        --        --        --        --
                                                              -----------  ----------  --------  --------  --------  --------
          Total Distributions................................    (272,506)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
                                                              -----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.............................................   1,391,405   1,380,524   198,642    74,211   110,755    54,555
   Shares Issued in Lieu of Cash Distributions...............     262,078     171,227     4,202     2,020     8,531     6,350
   Shares Redeemed...........................................  (1,131,600)   (829,801)  (60,419)  (35,962)  (29,131)  (38,913)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................     521,883     721,950   142,425    40,269    90,155    21,992
                                                              -----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets............     589,145     322,421   130,848    48,187    98,929     7,751
Net Assets
   Beginning of Period.......................................   5,834,015   5,511,594   163,120   114,933   139,262   131,511
                                                              -----------  ----------  --------  --------  --------  --------
   End of Period............................................. $ 6,423,160  $5,834,015  $293,968  $163,120  $238,191  $139,262
                                                              ===========  ==========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................      95,525      81,929    12,557     4,725     5,147     2,200
   Shares Issued in Lieu of Cash Distributions...............      19,065      10,276       282       133       410       249
   Shares Redeemed...........................................     (77,790)    (50,113)   (3,928)   (2,288)   (1,342)   (1,533)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      36,800      42,092     8,911     2,570     4,215       916
                                                              ===========  ==========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $     3,290  $    6,376  $  1,728  $  1,041  $    779  $  1,047

--------
* Net of foreign capital gain taxes withheld of $4, $0, $0, $0, $0, and $0, respectively.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                United Kingdom       Continental        DFA International
                                                                Small Company       Small Company    Real Estate Securities
                                                                  Portfolio           Portfolio             Portfolio
                                                              -----------------  ------------------  ----------------------
                                                                Year      Year     Year      Year       Year        Year
                                                               Ended     Ended    Ended     Ended      Ended       Ended
                                                              Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,
                                                                2012      2011     2012      2011       2012        2011
                                                              --------  -------- --------  --------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $    856  $ 1,146  $  3,068  $  3,026  $   66,041  $   58,347
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................     (281)   1,011    (2,677)    3,433     (33,417)    (74,845)
       Futures...............................................        6       --       (25)      (16)         --          --
       Foreign Currency Transactions.........................        6        1       (25)      (34)         34         223
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............    5,744   (2,107)      585   (21,048)    228,123       3,153
       Translation of Foreign Currency Denominated
         Amounts.............................................       (2)       2        72         3         (24)        (99)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................    6,329       53       998   (14,636)    260,757     (13,221)
                                                              --------  -------  --------  --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
          Total Distributions................................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................................    1,858    3,802    11,823    18,358     416,378     322,549
   Shares Issued in Lieu of Cash Distributions...............      752      818     2,148     2,856      53,300     106,188
   Shares Redeemed...........................................  (10,500)  (3,484)  (23,147)  (13,670)   (204,853)   (206,576)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................   (7,890)   1,136    (9,176)    7,544     264,825     222,161
                                                              --------  -------  --------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets............   (2,553)     118   (11,136)  (10,654)    471,552     101,602
Net Assets
   Beginning of Period.......................................   33,869   33,751   117,452   128,106   1,060,156     958,554
                                                              --------  -------  --------  --------  ----------  ----------
   End of Period............................................. $ 31,316  $33,869  $106,316  $117,452  $1,531,708  $1,060,156
                                                              ========  =======  ========  ========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................       76      158       842     1,086      84,674      62,870
   Shares Issued in Lieu of Cash Distributions...............       34       33       166       164      12,309      21,940
   Shares Redeemed...........................................     (429)    (138)   (1,693)     (801)    (42,864)    (40,236)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................     (319)      53      (685)      449      54,119      44,574
                                                              ========  =======  ========  ========  ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $    149  $   279  $    280  $     27  $  (46,274) $  (53,267)


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               DFA Global           DFA International        International
                                                         Real Estate Securities      Small Cap Value         Vector Equity
                                                               Portfolio                Portfolio              Portfolio
                                                         ---------------------  ------------------------  -------------------
                                                            Year        Year        Year         Year        Year      Year
                                                           Ended       Ended       Ended        Ended       Ended     Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,  Oct. 31,
                                                            2012        2011        2012         2011        2012      2011
                                                         ----------  ---------  -----------  -----------  ---------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)......................... $   36,495  $  37,948  $   176,655  $   168,945  $  14,617  $ 11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................     (2,760)    (4,706)     130,909      146,129      2,944     6,572
       Foreign Currency Transactions*...................         --         --        1,183          115        (98)      126
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    138,125      1,312      203,828     (659,162)    13,867   (47,642)
       Translation of Foreign Currency
         Denominated Amounts............................         --         --         (393)        (833)       (30)      (27)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    171,860     34,554      512,182     (344,806)    31,300   (29,403)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................    (25,716)   (41,423)    (187,200)    (182,741)   (14,204)  (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.......................         --         --      (11,429)          --         --        --
   Net Long-Term Gains:
       Institutional Class Shares.......................         --         --     (126,221)    (138,537)    (6,473)   (2,419)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Distributions...........................    (25,716)   (41,423)    (324,850)    (321,278)   (20,677)  (14,193)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued........................................    445,794    372,793    1,698,080    1,422,232    241,502   139,795
   Shares Issued in Lieu of Cash Distributions..........     25,115     40,672      304,574      303,336     19,813    13,500
   Shares Redeemed......................................   (170,854)  (232,709)  (1,382,520)  (1,255,658)  (121,119)  (62,242)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    300,055    180,756      620,134      469,910    140,196    91,053
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Increase (Decrease) in Net
            Assets......................................    446,199    173,887      807,466     (196,174)   150,819    47,457
Net Assets
   Beginning of Period..................................    869,348    695,461    7,459,144    7,655,318    410,580   363,123
                                                         ----------  ---------  -----------  -----------  ---------  --------
   End of Period........................................ $1,315,547  $ 869,348  $ 8,266,610  $ 7,459,144  $ 561,399  $410,580
                                                         ==========  =========  ===========  ===========  =========  ========
(1) Shares Issued and Redeemed:
   Shares Issued........................................     51,866     45,423      117,598       86,184     27,490    13,326
   Shares Issued in Lieu of Cash Distributions..........      3,385      5,345       22,510       18,285      2,341     1,293
   Shares Redeemed......................................    (20,069)   (28,834)     (97,364)     (75,870)   (13,627)   (5,988)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     35,182     21,934       42,744       28,599     16,204     8,631
                                                         ==========  =========  ===========  ===========  =========  ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................... $   11,623  $   1,177  $    14,647  $    21,874  $   1,456  $    782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $13, $0, $1, and $0, respectively.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         Selectively
                                                                     World ex U.S.   Hedged Global Equity    Emerging Markets
                                                                    Value Portfolio       Portfolio              Portfolio
                                                                   ----------------  -------------------- ----------------------
                                                                                            Period
                                                                     Year     Year         Nov. 14,          Year        Year
                                                                    Ended    Ended        2011(a) to        Ended       Ended
                                                                   Oct. 31, Oct. 31,       Oct. 31,        Oct. 31,    Oct. 31,
                                                                     2012     2011           2012            2012        2011
                                                                   -------- -------- -------------------- ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $ 1,596  $ 1,131        $   536        $   54,306  $   49,480
   Capital Gain Distributions Received from
       Affiliated Investment Companies............................      79       48             --                --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................      61   (6,148)          (275)           31,303      94,878
       Futures....................................................      (1)      --            110                --          --
       Foreign Currency Transactions*.............................     (10)      (4)           163              (543)     (1,059)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................     430   (1,774)         2,557            25,377    (309,714)
       Futures....................................................      --       --            (17)               --          --
       Translation of Foreign Currency Denominated
         Amounts..................................................      (1)     (13)           (93)               18        (109)
   Change in Deferred Thailand Capital Gains Tax .................      --        3             --                --       4,215
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   2,154   (6,757)         2,981           110,461    (162,309)
                                                                   -------  -------        -------        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,432)  (1,006)          (534)          (49,445)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.................................      (6)     (19)            --                --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.................................      --     (195)            --           (90,351)   (136,141)
                                                                   -------  -------        -------        ----------  ----------
          Total Distributions.....................................  (1,438)  (1,220)          (534)         (139,796)   (178,997)
                                                                   -------  -------        -------        ----------  ----------
Capital Share Transactions (1):
   Shares Issued..................................................  15,365   32,244         32,522           860,651     668,299
   Shares Issued in Lieu of Cash Distributions....................   1,370    1,211            533           130,084     164,271
   Shares Redeemed................................................  (7,419)  (7,929)          (552)         (477,258)   (550,727)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   9,316   25,526         32,503           513,477     281,843
                                                                   -------  -------        -------        ----------  ----------
          Total Increase (Decrease) in Net Assets.................  10,032   17,549         34,950           484,142     (59,463)
Net Assets
   Beginning of Period............................................  47,165   29,616             --         2,313,035   2,372,498
                                                                   -------  -------        -------        ----------  ----------
   End of Period.................................................. $57,197  $47,165        $34,950        $2,797,177  $2,313,035
                                                                   =======  =======        =======        ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................   1,625    2,801          3,216            34,114      22,995
   Shares Issued in Lieu of Cash Distributions....................     152      108             53             5,452       5,590
   Shares Redeemed................................................    (756)    (782)           (53)          (18,952)    (18,667)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................   1,021    2,127          3,216            20,614       9,918
                                                                   =======  =======        =======        ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)................................ $   330  $   168        $   166        $    8,306  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       Emerging Markets                                   Emerging Markets
                                                           Small Cap            Emerging Markets            Core Equity
                                                           Portfolio             Value Portfolio             Portfolio
                                                    ----------------------  ------------------------  -----------------------
                                                       Year        Year         Year         Year         Year        Year
                                                      Ended       Ended        Ended        Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011         2012         2011         2012        2011
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   46,726  $   36,127  $   308,227  $   259,300  $   155,928  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................    101,576      27,050      362,676      193,129       (8,860)     20,186
       Futures.....................................       (812)         --       (1,255)          --        1,190          --
       Foreign Currency Transactions*..............     (1,523)     (1,258)      (4,701)      (3,612)      (1,300)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................      9,556    (354,184)    (535,878)  (2,865,375)     122,105    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (21)        (31)        (113)          (5)         (51)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079           --       5,965
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    155,502    (288,763)     128,956   (2,400,484)     269,012    (595,110)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --       (1,576)        (532)          --          --
       Institutional Class Shares..................    (40,500)    (33,950)    (285,978)    (223,890)    (139,837)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)          --          --
       Institutional Class Shares..................         --          --           --      (67,767)          --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)          --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Distributions......................    (77,612)    (92,309)    (476,760)    (771,699)    (139,837)    (86,292)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................  1,164,899     694,159    5,108,640    6,491,870    4,068,293   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     68,580      74,466      439,131      711,366      126,291      77,358
   Shares Redeemed.................................   (236,441)   (387,846)  (2,319,607)  (1,805,221)  (1,096,525)   (732,430)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    997,038     380,779    3,228,164    5,398,015    3,098,059   1,868,993
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................  1,074,928        (293)   2,880,360    2,225,832    3,227,234   1,187,591
Net Assets
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538    5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  -----------  ----------
   End of Period................................... $2,907,673  $1,832,745  $16,688,730  $13,808,370  $ 8,594,707  $5,367,473
                                                    ==========  ==========  ===========  ===========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     59,256      31,956      181,833      190,904      218,730     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      3,782       3,241       16,750       20,921        7,108       3,743
   Shares Redeemed.................................    (12,340)    (18,437)     (82,979)     (55,156)     (60,020)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     50,698      16,760      115,604      137,061      165,818      90,323
                                                    ==========  ==========  ===========  ===========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    6,451  $    1,396  $    40,292  $    33,870  $    26,576  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Enhanced U.S. Large Company Portfolio
                                                      ------------------------------------------------------------------
                                                                                                    Period
                                                        Year      Year      Year       Year        Dec. 1,          Year
                                                       Ended     Ended     Ended      Ended        2007 to         Ended
                                                      Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,
                                                        2012      2011      2010       2009          2008           2007
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, Beginning of Period ................ $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95
                                                      --------  --------  --------  --------    --------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...................     0.07      0.07      0.07      0.05        0.39            0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................     1.20      0.56      1.05      0.61       (3.74)           0.45
                                                      --------  --------  --------  --------    --------        --------
       Total From Investment Operations..............     1.27      0.63      1.12      0.66       (3.35)           0.75
                                                      --------  --------  --------  --------    --------        --------
Less Distributions
------------------
   Net Investment Income.............................    (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)
   Net Realized Gains................................       --        --        --     (0.06)      (0.73)          (0.43)
                                                      --------  --------  --------  --------    --------        --------
       Total Distributions...........................    (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, End of Period....................... $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91
                                                      ========  ========  ========  ========    ========        ========
Total Return.........................................    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%
                                                      --------  --------  --------  --------    --------        --------
Net Assets, End of Period (thousands)................ $190,011  $171,128  $157,730  $165,231    $200,331        $337,050
Ratio of Expenses to Average Net Assets..............     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)
Ratio of Net Investment Income to Average Net Assets      0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%
Portfolio Turnover Rate..............................       76%      140%       78%       46%*       N/A             N/A

                                                                       U.S. Large Cap Value Portfolio
                                        -----------------------------------------------------------------------------
                                                                                                         Period
                                             Year           Year           Year           Year          Dec. 1,
                                            Ended          Ended          Ended          Ended          2007 to
                                           Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,
                                             2012           2011           2010           2009            2008
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    19.29     $    18.58     $    15.81     $    14.58     $    24.44
                                        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.41           0.33           0.33           0.31           0.36
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.04           0.70           2.76           1.28          (8.83)
                                        ----------     ----------     ----------     ----------     ----------
       Total From Investment
         Operations....................       3.45           1.03           3.09           1.59          (8.47)
                                        ----------     ----------     ----------     ----------     ----------
Less Distributions
------------------
   Net Investment Income...............      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)
   Net Realized Gains..................         --             --             --          (0.02)         (1.04)
                                        ----------     ----------     ----------     ----------     ----------
       Total Distributions.............      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period......... $    22.34     $    19.29     $    18.58     $    15.81     $    14.58
                                        ==========     ==========     ==========     ==========     ==========
Total Return...........................      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)
                                        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands).......................... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.99%          1.63%          1.86%          2.26%          1.86%(B)
Portfolio Turnover Rate................        N/A            N/A            N/A            N/A            N/A

                                        -----------

                                             Year
                                            Ended
                                           Nov. 30,
                                             2007
                                        ----------
Net Asset Value, Beginning of
  Period .............................. $    25.40
                                        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.33
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      (0.43)
                                        ----------
       Total From Investment
         Operations....................      (0.10)
                                        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.32)
   Net Realized Gains..................      (0.54)
                                        ----------
       Total Distributions.............      (0.86)
                                        ----------
Net Asset Value, End of Period......... $    24.44
                                        ==========
Total Return...........................      (0.49)%
                                        ----------
Net Assets, End of Period
  (thousands).......................... $7,535,552
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.28%
Portfolio Turnover Rate................        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 U.S. Targeted Value Portfolio-Class R1 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      Jan. 31,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.32  $ 14.75  $ 11.73  $ 10.92  $ 14.69
                               -------  -------  -------  -------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.15     0.10     0.07     0.12     0.13
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.06     0.60     3.07     0.87    (3.76)
                               -------  -------  -------  -------  -------
       Total From
         Investment
         Operations...........    2.21     0.70     3.14     0.99    (3.63)
                               -------  -------  -------  -------  -------
Less Distributions
------------------
   Net Investment Income......   (0.13)   (0.10)   (0.12)   (0.18)   (0.14)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------  -------  -------  -------
       Total
         Distributions........   (0.25)   (0.13)   (0.12)   (0.18)   (0.14)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                               =======  =======  =======  =======  =======
Total Return..................   14.67%    4.69%   26.93%    9.36%  (24.96)%(C)
                               -------  -------  -------  -------  -------
Net Assets, End of Period
  (thousands)................. $49,423  $45,132  $41,316  $31,393  $25,599
Ratio of Expenses to Average
  Net Assets..................    0.48%    0.48%    0.49%    0.52%    0.50%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.93%    0.61%    0.59%    1.12%    1.24%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

                                 U.S. Targeted Value Portfolio-Class R2 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      June 30,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.31  $ 14.76   $11.74   $10.91  $ 13.94
                               -------  -------   ------   ------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.13     0.07     0.05     0.10     0.05
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.05     0.60     3.07     0.88    (3.02)
                               -------  -------   ------   ------  -------
       Total From
         Investment
         Operations...........    2.18     0.67     3.12     0.98    (2.97)
                               -------  -------   ------   ------  -------
Less Distributions
------------------
   Net Investment Income......   (0.11)   (0.09)   (0.10)   (0.15)   (0.06)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------   ------   ------  -------
       Total
         Distributions........   (0.23)   (0.12)   (0.10)   (0.15)   (0.06)
                               -------  -------   ------   ------  -------
Net Asset Value, End of
  Period...................... $ 17.26  $ 15.31   $14.76   $11.74  $ 10.91
                               =======  =======   ======   ======  =======
Total Return..................   14.46%    4.50%   26.66%    9.23%  (21.40)%(C)
                               -------  -------   ------   ------  -------
Net Assets, End of Period
  (thousands)................. $12,754  $10,918   $5,967   $2,930  $ 1,715
Ratio of Expenses to Average
  Net Assets..................    0.63%    0.63%    0.64%    0.67%    0.66%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.78%    0.42%    0.44%    0.91%    1.35%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  U.S. Targeted Value Portfolio-Institutional Class Shares
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,          Year
                                          Ended       Ended       Ended       Ended       2007 to         Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                           2012        2011        2010        2009         2008           2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period .............................. $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.17        0.12        0.09        0.12      0.18          0.20
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       2.06        0.59        3.06        0.88     (4.68)        (1.32)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       2.23        0.71        3.15        1.00     (4.50)        (1.12)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
   Net Realized Gains..................      (0.12)      (0.03)         --          --     (0.40)        (1.48)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands)                           $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average Net
  Assets.                                     0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment Income to
  Average Net Assets                          1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate................         20%         23%         20%         17%       20%(C)         9%(C)*

                                                                  U.S. Small Cap Value Portfolio
                                        ------------------------------------------------------------------------------
                                                                                               Period
                                           Year        Year        Year         Year          Dec. 1,            Year
                                          Ended       Ended       Ended        Ended          2007 to           Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                           2012        2011        2010         2009            2008             2007
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period .............................. $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                                        ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.20        0.16        0.09        0.04          0.18              0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.38        1.00        4.79        1.54         (7.86)            (2.72)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations....................       3.58        1.16        4.88        1.58         (7.68)            (2.42)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
   Net Realized Gains..................      (0.33)         --          --          --         (2.27)            (2.40)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.............      (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period......... $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
                                        ==========  ==========  ==========  ==========    ==========        ==========
Total Return...........................      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands).......................... $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate................         15%         14%         19%         21%+         N/A               N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          U.S. Core Equity 1 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.21        0.17        0.15        0.15        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.32        0.59        1.61        0.73       (4.03)           0.35
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.53        0.76        1.76        0.88       (3.86)           0.54
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to Average
  Net Assets.                            0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
  Income to Average Net Assets           1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate...........          3%          5%          4%          7%          5%(C)          10%

                                                          U.S. Core Equity 2 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.20        0.16        0.14        0.14        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.36        0.54        1.64        0.66       (4.04)           0.13
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.56        0.70        1.78        0.80       (3.87)           0.32
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to Average
  Net Assets.                            0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
  Income to Average Net Assets           1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate...........          5%          9%          7%          4%          8%(C)           7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Vector Equity Portfolio
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,        Year
                                          Ended       Ended       Ended       Ended       2007 to       Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                           2012        2011        2010        2009         2008         2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period............................... $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.16        0.12        0.10        0.11      0.15          0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       1.48        0.58        1.89        0.68     (3.74)        (0.09)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
   Net Realized Gains..................         --          --          --          --        --         (0.18)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands).......................... $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net
  Assets...............................       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)                                       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to
  Average Net Assets...................       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate................          9%         10%         11%         11%       11%(C)        14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Small Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.25        0.18        0.13        0.06          0.14              0.21
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       2.78        1.67        4.30        1.71         (5.94)            (0.45)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
   Net Realized Gains..............         --          --          --          --         (1.18)            (1.16)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
   Ratio of Expenses to
     Average Net Assets............       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
   Portfolio Turnover Rate.........         16%         23%         19%         17%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

                                                                 U.S. Micro Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.14        0.09        0.06        0.03          0.10              0.14
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       1.73        1.08        2.74        0.57         (4.22)            (0.55)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
   Net Realized Gains..............         --          --          --          --         (1.26)            (1.35)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
   Ratio of Expenses to
     Average Net Assets............       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
   Portfolio Turnover Rate.........         15%         14%          9%         12%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA Real Estate Securities Portfolio
                                       --------------------------------------------------------------------------
                                                                                           Period
                                          Year        Year        Year        Year        Dec. 1,          Year
                                         Ended       Ended       Ended       Ended        2007 to         Ended
                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                          2012        2011        2010        2009          2008           2007
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                       ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.57        0.40        0.58        0.58        0.64            0.62
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
   Net Realized Gains.................         --          --          --          --       (2.10)          (0.88)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions............      (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
                                       ==========  ==========  ==========  ==========  ==========      ==========
Total Return..........................      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
  Assets..............................       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
  Average Net Assets..................       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...............          0%          3%          2%          2%         13%(C)          17%
                                       ----------  ----------  ----------  ----------  ----------      ----------

                                                            Large Cap International Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.60        0.63         0.48        0.48        0.68            0.68
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       1.00       (0.90)        1.91        3.64      (11.38)           4.25
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
   Net Realized Gains.................         --          --           --          --       (0.35)             --
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
  Assets..............................       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
  Average Net Assets..................       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...............          4%          3%           7%         12%         12%(C)           5%
                                       ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        International Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).................       0.31        0.33         0.23        0.23        0.37            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.51       (0.56)        1.19        2.55       (6.39)           1.89
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income...........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.15)          (0.04)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average Net Assets............       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)                                   0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate............................          5%          3%           2%          5%          4%(C)           4%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         International Small Company Portfolio
                                      ---------------------------------------------------------------------------
                                                                                           Period
                                         Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended       Ended       Ended        2007 to        Ended
                                       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                         2012         2011        2010        2009          2008          2007
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                      ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................       0.38        0.40         0.28        0.28        0.44            0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......       0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations..................       0.77       (0.43)        2.41        4.19       (9.11)           2.50
                                      ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income.............      (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
   Net Realized Gains................      (0.28)         --           --          --       (1.17)          (0.67)
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions...........      (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
                                      ==========  ==========   ==========  ==========  ==========      ==========
Total Return.........................       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average Net
  Assets (D).........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Net Investment Income to
  Average Net Assets.................       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
                                      ----------  ----------   ----------  ----------  ----------      ----------

                                                      Japanese Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                 Period
                                        Year      Year      Year      Year      Dec. 1,        Year
                                       Ended     Ended     Ended     Ended      2007 to       Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                        2012      2011      2010      2009        2008         2007
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, Beginning of Period. $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                      --------  --------  --------  --------  --------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.29      0.27      0.22      0.22      0.29          0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                      --------  --------  --------  --------  --------      --------
       Total From Investment
         Operations..................     0.03      1.35      0.04      2.61     (4.49)        (0.25)
                                      --------  --------  --------  --------  --------      --------
Less Distributions
   Net Investment Income.............    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
   Net Realized Gains................       --        --        --        --        --            --
                                      --------  --------  --------  --------  --------      --------
       Total Distributions...........    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, End of Period....... $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
                                      ========  ========  ========  ========  ========      ========
Total Return.........................     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
                                      --------  --------  --------  --------  --------      --------
Net Assets, End of Period
  (thousands)........................ $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average Net
  Assets (D).........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income to
  Average Net Assets.................     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
                                      --------  --------  --------  --------  --------      --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Asia Pacific Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                  Period
                                        Year       Year      Year      Year      Dec. 1,      Year
                                       Ended      Ended     Ended     Ended      2007 to     Ended
                                      Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                        2012       2011      2010      2009        2008       2007
                                      --------  --------   --------  --------  --------     --------
Net Asset Value, Beginning of Period
  ................................... $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                      --------  --------   --------  --------  -------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.87      0.85       0.69      0.50     0.83          0.79
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......     0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                      --------  --------   --------  --------  -------      --------
       Total From Investment
         Operations..................     1.45     (1.31)      5.68      9.45   (16.21)         9.22
                                      --------  --------   --------  --------  -------      --------
Less Distributions
   Net Investment Income.............    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
   Net Realized Gains................       --        --         --        --       --            --
   Return of Capital.................       --        --         --        --       --            --
                                      --------  --------   --------  --------  -------      --------
       Total Distributions...........    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
                                      --------  --------   --------  --------  -------      --------
Net Asset Value, End of Period....... $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
                                      ========  ========   ========  ========  =======      ========
Total Return.........................     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
                                      --------  --------   --------  --------  -------      --------
Net Assets, End of Period
  (thousands)........................ $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
  Assets(D)..........................     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to
  Average Net Assets.................     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
                                      --------  --------   --------  --------  -------      --------

                                                United Kingdom Small Company Portfolio
                                      ---------------------------------------------------------
                                                                              Period
                                        Year     Year      Year     Year     Dec. 1,      Year
                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                        2012     2011      2010     2009       2008       2007
                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period
  ................................... $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                      -------  -------   -------  -------  -------      -------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................    0.69     0.82      0.50     0.55     0.77         0.78
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                      -------  -------   -------  -------  -------      -------
       Total From Investment
         Operations..................    5.16    (0.03)     4.91     5.99   (15.07)        0.70
                                      -------  -------   -------  -------  -------      -------
Less Distributions
   Net Investment Income.............   (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
   Net Realized Gains................      --       --        --       --    (1.22)       (1.35)
   Return of Capital.................      --       --        --       --    (0.01)          --
                                      -------  -------   -------  -------  -------      -------
       Total Distributions...........   (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
                                      -------  -------   -------  -------  -------      -------
Net Asset Value, End of Period....... $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
                                      =======  =======   =======  =======  =======      =======
Total Return.........................   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
                                      -------  -------   -------  -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
  Assets(D)..........................    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to
  Average Net Assets.................    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
                                      -------  -------   -------  -------  -------      -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Continental Small Company Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                         Period
                                                     Year         Year         Year         Year        Dec. 1,         Year
                                                    Ended        Ended        Ended        Ended        2007 to        Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,
                                                     2012         2011         2010         2009          2008          2007
                                                 --------     --------     --------     --------     --------       --------
Net Asset Value, Beginning of Period............ $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47
                                                 --------     --------     --------     --------     -------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............     0.39         0.39         0.27         0.28        0.52            0.40
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................    (0.17)       (2.20)        1.89         4.29      (11.32)           3.00
                                                 --------     --------     --------     --------     -------        --------
       Total From Investment
          Operations............................     0.22        (1.81)        2.16         4.57      (10.80)           3.40
                                                 --------     --------     --------     --------     -------        --------
Less Distributions
------------------
   Net Investment Income........................    (0.37)       (0.46)       (0.25)       (0.28)      (0.45)          (0.38)
   Net Realized Gains...........................       --           --           --           --       (0.96)          (0.54)
   Return of Capital............................       --           --           --           --       (0.01)             --
                                                 --------     --------     --------     --------     -------        --------
       Total Distributions......................    (0.37)       (0.46)       (0.25)       (0.28)      (1.42)          (0.92)
                                                 --------     --------     --------     --------     -------        --------
Net Asset Value, End of Period.                  $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95
                                                 ========     ========     ========     ========     =======        ========
Total Return....................................     1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%
                                                 --------     --------     --------     --------     -------        --------
Net Assets, End of Period (thousands)........... $106,316     $117,452     $128,106     $110,926     $93,988        $170,909
Ratio of Expenses to Average Net Assets.........     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)   0.61%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................     2.78%        2.25%        1.78%        2.39%       3.04%(B)        1.70%
Portfolio Turnover Rate.........................      N/A          N/A          N/A          N/A         N/A             N/A
                                                 --------     --------     --------     --------     -------        --------

                                                               DFA International Real Estate Securities Portfolio
                                                 -----------------------------------------------------------------------
                                                                                                 Period
                                                    Year         Year       Year      Year      Dec. 1,          Period
                                                   Ended      Ended Oct.   Ended     Ended      2007 to     March 1, 2007(a)
                                                  Oct. 31,       31,      Oct. 31,  Oct. 31,    Oct. 31,           to
                                                    2012         2011       2010      2009        2008       Nov. 30, 2007
                                                 ----------  ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period............ $     4.90  $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                                 ----------  ----------   --------  --------  --------          --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............       0.27        0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................       0.75       (0.33)      0.58      0.91     (5.08)            (0.76)
                                                 ----------  ----------   --------  --------  --------          --------
       Total From Investment
          Operations............................       1.02       (0.03)      0.89      1.17     (4.74)            (0.53)
                                                 ----------  ----------   --------  --------  --------          --------
Less Distributions
------------------
   Net Investment Income........................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains...........................         --          --         --        --        --                --
   Return of Capital............................         --          --         --        --        --                --
                                                 ----------  ----------   --------  --------  --------          --------
       Total Distributions......................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                                 ----------  ----------   --------  --------  --------          --------
Net Asset Value, End of Period.                  $     5.67  $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                                 ==========  ==========   ========  ========  ========          ========
Total Return....................................      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                                 ----------  ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)........... $1,531,708  $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.........       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................       5.45%       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.........................          3%          7%         6%        5%        1%(C)             2%(C)
                                                 ----------  ----------   --------  --------  --------          --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                   --------------------------------------------------------------
                                                                                                              Period
                                                        Year          Year         Year         Year         June 4,
                                                       Ended         Ended        Ended        Ended        2008(a) to
                                                      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                                        2012          2011         2010         2009           2008
                                                   ----------     --------     --------     --------     ----------
Net Asset Value, Beginning of Period.............. $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                                   ----------     --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.29         0.41         0.40         0.19           --
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       1.07         0.06         1.60         0.62        (3.96)
                                                   ----------     --------     --------     --------      -------
       Total From Investment Operations...........       1.36         0.47         2.00         0.81        (3.96)
                                                   ----------     --------     --------     --------      -------
Less Distributions
   Net Investment Income..........................      (0.24)       (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.............................         --           --           --           --           --
                                                   ----------     --------     --------     --------      -------
       Total Distributions........................      (0.24)       (0.54)       (0.47)       (0.10)          --
                                                   ----------     --------     --------     --------      -------
Net Asset Value, End of Period.................... $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
                                                   ==========     ========     ========     ========      =======
Total Return......................................      17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
                                                   ----------     --------     --------     --------      -------
Net Assets, End of Period (thousands)............. $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets...........       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........................        N/A          N/A          N/A          N/A          N/A
                                                   ----------     --------     --------     --------      -------

                                                                   DFA International Small Cap Value Portfolio
                                                   --------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,        Year
                                                     Ended        Ended       Ended       Ended        2007 to       Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,     Nov. 30,
                                                      2012         2011        2010        2009          2008         2007
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period.............. $    14.85  $    16.16   $    14.92  $    10.82  $    22.05     $    21.71
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.34        0.34         0.24        0.26        0.52           0.46
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       0.61       (0.98)        1.22        4.14       (9.60)          1.66
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total From Investment Operations...........       0.95       (0.64)        1.46        4.40       (9.08)          2.12
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income..........................      (0.36)      (0.38)       (0.22)      (0.24)      (0.58)         (0.53)
   Net Realized Gains.............................      (0.28)      (0.29)          --       (0.06)      (1.57)         (1.25)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total Distributions........................      (0.64)      (0.67)       (0.22)      (0.30)      (2.15)         (1.78)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, End of Period.................... $    15.16  $    14.85   $    16.16  $    14.92  $    10.82     $    22.05
                                                   ==========  ==========   ==========  ==========  ==========     ==========
Total Return......................................       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C) 10.25%
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)............. $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748     $8,180,859
Ratio of Expenses to Average Net Assets...........       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.30%       2.05%        1.57%       2.19%       3.22%(B)       2.03%
Portfolio Turnover Rate...........................         18%         16%          18%         22%         16%(C)         18%
                                                   ----------  ----------   ----------  ----------  ----------     ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    International Vector Equity Portfolio
                                           -------------------------------------------------
                                                                                        Period
                                             Year       Year      Year      Year      August 14,
                                            Ended      Ended     Ended     Ended      2008(a) to
                                           Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                             2012       2011      2010      2009         2008
                                           --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period...... $   9.34  $  10.28   $   9.22  $   6.74   $ 10.00
                                           --------  --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......     0.27      0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............     0.14     (0.87)      1.05      2.46     (3.32)
                                           --------  --------   --------  --------   -------
       Total From Investment
         Operations.......................     0.41     (0.58)      1.23      2.63     (3.26)
                                           --------  --------   --------  --------   -------
Less Distributions
   Net Investment Income..................    (0.27)    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.....................    (0.15)    (0.07)        --        --        --
                                           --------  --------   --------  --------   -------
       Total Distributions................    (0.42)    (0.36)     (0.17)    (0.15)       --
                                           --------  --------   --------  --------   -------
Net Asset Value, End of Period............ $   9.33  $   9.34   $  10.28  $   9.22   $  6.74
                                           ========  ========   ========  ========   =======
Total Return..............................     4.90%    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                           --------  --------   --------  --------   -------
Net Assets, End of Period (thousands)..... $561,399  $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets...     0.54%     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................     0.54%     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................     2.94%     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate...................        5%       10%         5%        8%        0%(C)
                                           --------  --------   --------  --------   -------

                                                  World ex U.S. Value Portfolio
                                           ----------------------------------

                                              Year        Year        Period Aug.
                                             Ended       Ended        23, 2010(a)
                                            Oct. 31,    Oct. 31,          to
                                              2012        2011       Oct. 31, 2010
                                           --------    --------    -------------
Net Asset Value, Beginning of Period...... $  9.96     $ 11.35        $ 10.00
                                           -------     -------        -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......    0.29        0.30           0.02
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............   (0.05)      (1.35)          1.33
                                           -------     -------        -------
       Total From Investment
         Operations.......................    0.24       (1.05)          1.35
                                           -------     -------        -------
Less Distributions
   Net Investment Income..................   (0.26)      (0.26)            --
   Net Realized Gains.....................      --       (0.08)            --
                                           -------     -------        -------
       Total Distributions................   (0.26)      (0.34)            --
                                           -------     -------        -------
Net Asset Value, End of Period............ $  9.94     $  9.96        $ 11.35
                                           =======     =======        =======
Total Return..............................    2.70%      (9.59)%        13.50%(C)
                                           -------     -------        -------
Net Assets, End of Period (thousands)..... $57,197     $47,165        $29,616
Ratio of Expenses to Average Net Assets...    0.60%(D)    0.60%D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................    0.84%(D)    0.91%(D)       1.37%(B)(D)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................    2.97%       2.64%          0.76%(B)(E)
Portfolio Turnover Rate...................     N/A         N/A            N/A
                                           -------     -------        -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Selectively Hedged
                                                                Global Equity Portfolio
                                                                -----------------------
                                                                        Period
                                                                       Nov. 14,
                                                                      2011(a) to
                                                                       Oct. 31,
                                                                         2012
                                                                -----------------------
Net Asset Value, Beginning of Period...........................         $ 10.00
                                                                        -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............................            0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..            0.87
                                                                        -------
       Total From Investment Operations........................            1.09
                                                                        -------
Less Distributions
------------------
   Net Investment Income.......................................           (0.22)
   Net Realized Gains..........................................              --
                                                                        -------
       Total Distributions.....................................           (0.22)
                                                                        -------
Net Asset Value, End of Period.................................         $ 10.87
                                                                        =======
Total Return...................................................           11.11%(C)
                                                                        -------
Net Assets, End of Period (thousands)..........................         $34,950
Ratio of Expenses to Average Net Assets(D).....................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)(D).....................................................            1.00%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........            2.13%(B)(E)
Portfolio Turnover Rate........................................             N/A

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Emerging Markets Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.55        0.61         0.48        0.42        0.70            0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.37       (2.53)        6.07        8.42      (16.85)           9.88
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       0.92       (1.92)        6.55        8.84      (16.15)          10.52
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
   Net Realized Gains.................      (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to Average Net
  Assets(D)...........................       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets..................       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
                                       ----------  ----------   ----------  ----------  ----------      ----------

                                                          Emerging Markets Small Cap Portfolio
                                       -------------------------------------------------------------------------
                                                                                           Period
                                          Year         Year        Year        Year       Dec. 1,        Year
                                         Ended        Ended       Ended       Ended       2007 to       Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                          2012         2011        2010        2009         2008         2007
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, Beginning of Period.. $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                                       ----------  ----------   ----------  ----------  --------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.40        0.42         0.34        0.26      0.44            0.31
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.83       (3.67)        6.79        8.14    (12.95)           6.86
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total From Investment
         Operations...................       1.23       (3.25)        7.13        8.40    (12.51)           7.17
                                       ----------  ----------   ----------  ----------  --------      ----------
Less Distributions
   Net Investment Income..............      (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
   Net Realized Gains.................      (0.40)      (0.76)          --          --     (1.49)          (1.13)
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total Distributions............      (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, End of Period........ $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
                                       ==========  ==========   ==========  ==========  ========      ==========
Total Return..........................       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands)  $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to Average Net
  Assets(D)...........................       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment Income to
  Average Net Assets..................       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
                                       ----------  ----------   ----------  ----------  --------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        Emerging Markets Value Portfolio-Class R2 Shares +
                                      ------------------------------------------------

                                        Year     Year      Year     Year        Period
                                       Ended    Ended     Ended    Ended   Jan. 29, 2008(a)
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,        to
                                        2012     2011      2010     2009    Oct. 31, 2008
                                      -------- --------  -------- -------- ----------------
Net Asset Value, Beginning of Period. $ 29.02  $ 36.35   $ 46.84  $ 85.43      $187.35
                                      -------  -------   -------  -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................    0.50     0.20      0.56     0.56         3.93
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........   (0.45)   (5.45)     9.18    21.36       (92.36)
                                      -------  -------   -------  -------      -------
   Total from Investment
     Operations......................    0.05    (5.25)     9.74    21.92       (88.43)
                                      -------  -------   -------  -------      -------
Less Distributions
------------------
   Net Investment Income.............   (0.47)   (0.45)    (7.12)   (6.00)      (13.49)
   Net Realized Gains................   (0.39)   (1.63)   (13.11)  (54.52)          --
                                      -------  -------   -------  -------      -------
       Total Distributions...........   (0.86)   (2.08)   (20.23)  (60.52)      (13.49)
                                      -------  -------   -------  -------      -------
Net Asset Value, End of Period....... $ 28.21  $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                      =======  =======   =======  =======      =======
Total Return.........................    0.43%  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                      -------  -------   -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $99,111  $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net
  Assets (D).........................    0.86%    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets.................    1.78%    1.56%     1.39%    1.39%        3.35%(B)(E)

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                      ------------------------------------------------------------------------------
                                                                                              Period
                                          Year         Year          Year        Year        Dec. 1,
                                         Ended        Ended         Ended       Ended        2007 to      Year Ended
                                        Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011          2010        2009          2008          2007
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                                      -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.57         0.64          0.45        0.38        0.98            0.78
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                                      -----------  -----------   -----------  ----------  ----------      ----------
   Total from Investment
     Operations......................        0.13        (5.08)         8.46       12.79      (24.50)          15.60
                                      -----------  -----------   -----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income.............       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
   Net Realized Gains................       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                                      -----------  -----------   -----------  ----------  ----------      ----------
       Total Distributions...........       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
                                      ===========  ===========   ===========  ==========  ==========      ==========
Total Return.........................        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to Average Net
  Assets (D).........................        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets.................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Emerging Markets Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.41        0.43         0.30        0.25        0.43            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.64       (2.22)        5.11        6.81      (10.84)           6.45
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income...........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.08)          (0.06)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average Net Assets............       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)............................       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate............................          1%          1%           4%          6%          3%(C)           2%
                                                    ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/12
------------                                 --------------------------------------------------- -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          78%
Japanese Small Company Portfolio             The Japanese Small Company Series                        17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   2%
Continental Small Company Portfolio          The Continental Small Company Series                      5%
Emerging Markets Portfolio                   The Emerging Markets Series                              96%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                        83%
                                             The Asia Pacific Small Company Series                    76%
                                             The United Kingdom Small Company Series                  98%
                                             The Continental Small Company Series                     95%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     21%
                                             DFA International Real Estate Securities Portfolio       35%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                        1%
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%

           U.S. Core Equity 1 Portfolio                        0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio**............. 0.21%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio**...... 0.29%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

** The investment advisory fee has been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2012 as a result of a decrease in the investment advisory fees for DFA Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio from 0.30% to 0.17%, and 0.35% to 0.27%, respectively effective February 28, 2012.

   For the year ended October 31, 2012, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40% United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                                    Recovery    Waived
                                                                       of       Fees/
                                                                   Previously  Expenses
                                                                     Waived    Assumed
                                                         Expense     Fees/    Subject to
                                                        Limitation  Expenses    Future
Institutional Class Shares                                Amount    Assumed    Recovery
--------------------------                              ---------- ---------- ----------
U.S. Targeted Value Portfolio (1)......................    0.50%       --           --
U.S. Core Equity 1 Portfolio (2).......................    0.23%       --           --
U.S. Core Equity 2 Portfolio (2).......................    0.26%       --           --
U.S. Vector Equity Portfolio (2).......................    0.36%       --           --
DFA Real Estate Securities Portfolio (2)...............    0.18%       --       $  321
International Core Equity Portfolio (2)................    0.49%       --           --
International Small Company Portfolio (3)..............    0.45%       --           --
Japanese Small Company Portfolio (4)...................    0.47%       --           --
Asia Pacific Small Company Portfolio (4)...............    0.47%       --           --
United Kingdom Small Company Portfolio (4).............    0.47%       --           34
Continental Small Company Portfolio (4)................    0.47%       --           --
DFA International Real Estate Securities Portfolio (2).    0.65%       --           --
DFA Global Real Estate Securities Portfolio (5)........    0.32%       --        6,990
International Vector Equity Portfolio (2)..............    0.60%       --           --
World ex U.S. Value Portfolio (9)......................    0.60%       --          289
Selectively Hedged Global Equity Portfolio (10)........    0.40%       --          150
Emerging Markets Core Equity Portfolio (2).............    0.85%       --           --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (6)......................    0.62%       --           --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (7)......................    0.77%       --           --
Emerging Markets Value Portfolio (8)...................    0.96%       --           --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5)Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares'

   Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Large Cap International Portfolio..................    $ 8
         International Core Equity Portfolio................     25
         DFA International Real Estate Securities Portfolio.      9
         DFA International Small Cap Value Portfolio........     38
         International Vector Equity Portfolio..............      3
         Emerging Markets Core Equity Portfolio.............     97

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  6
            U.S. Large Cap Value Portfolio....................  205
            U.S. Targeted Value Portfolio.....................   53
            U.S. Small Cap Value Portfolio....................  200
            U.S. Core Equity 1 Portfolio......................   73
            U.S. Core Equity 2 Portfolio......................  130
            U.S. Vector Equity Portfolio......................   41
            U.S. Small Cap Portfolio..........................   90
            U.S. Micro Cap Portfolio..........................  102
            DFA Real Estate Securities Portfolio..............   69
            Large Cap International Portfolio.................   47
            International Core Equity Portfolio...............  120
            International Small Company Portfolio.............  142
            Japanese Small Company Portfolio..................    5
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    4
            DFA International Real Estate Securities Portfolio   23
            DFA Global Real Estate Securities Portfolio.......   13
            DFA International Small Cap Value Portfolio.......  220
            International Vector Equity Portfolio.............    8
            World ex U.S. Value Portfolio.....................   --
            Selectively Hedged Global Equity Portfolio........   --
            Emerging Markets Portfolio........................   65
            Emerging Markets Small Cap Portfolio..............   37
            Emerging Markets Value Portfolio..................  246
            Emerging Markets Core Equity Portfolio............   91

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government    Other Investment
                                          Securities          Securities
                                       ----------------- ---------------------
                                       Purchases  Sales  Purchases    Sales
                                       --------- ------- ---------- ----------
 Enhanced U.S. Large Company Portfolio $ 30,470  $31,289 $  129,078 $   93,432
 U.S. Targeted Value Portfolio........       --       --    700,680    568,136
 U.S. Small Cap Value Portfolio.......       --       --  1,009,884  1,408,766
 U.S. Core Equity 1 Portfolio.........       --       --    777,696    149,154
 U.S. Core Equity 2 Portfolio.........       --       --    614,037    323,458
 U.S. Vector Equity Portfolio.........       --       --    169,789    259,744
 U.S. Small Cap Portfolio.............       --       --    934,088    650,227
 U.S. Micro Cap Portfolio.............       --       --    503,779    722,201
 DFA Real Estate Securities Portfolio.       --       --    291,548      1,945
 Large Cap International Portfolio....       --       --    362,935     67,624
 International Core Equity Portfolio..       --       --  1,220,075    272,785
 DFA International Real Estate
   Securities Portfolio...............       --       --    311,637     41,432
 DFA International Small Cap Value
   Portfolio..........................       --       --  2,041,806  1,382,840
 International Vector Equity Portfolio       --       --    159,914     26,835
 Emerging Markets Core Equity
   Portfolio..........................       --       --  3,141,187    101,178

   For the year ended October 31, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                               DFA Global Real Estate Securities Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio............... $ 520,990  $ 777,963  $ 203,609 $ 9,377 $ 19,056        --
DFA International Real Estate Securities Portfolio.   346,939    531,474    117,734   5,823   17,980        --

                                                                      World ex U.S. Value Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
Affiliated Investment Company                       10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
DFA International Small Cap Value Portfolio........ $   3,724  $   4,703  $   1,070 $   266 $     50       $80

                                                               Selectively Hedged Global Equity Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.......................        --     14,297  $  14,431 $ 1,451 $    157        --
International Core Equity Portfolio................        --     12,942     13,834   1,616      291        --
Emerging Markets Core Equity Portfolio.............        --      6,554      6,915     601       96        --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
 Enhanced U.S. Large Company
   Portfolio.....................          --        $  1,418       $ (1,418)
 U.S. Large Cap Value Portfolio..          --              --             --
 U.S. Targeted Value Portfolio...     $14,816          (1,983)       (12,833)
 U.S. Small Cap Value Portfolio..      38,929          (4,198)       (34,731)
 U.S. Core Equity 1 Portfolio....       3,210          (3,210)            --
 U.S. Core Equity 2 Portfolio....       5,891          (3,883)        (2,008)
 U.S. Vector Equity Portfolio....       2,907          (2,567)          (340)
 U.S. Small Cap Portfolio........      16,124          (2,807)       (13,317)
 U.S. Micro Cap Portfolio........      17,306          (2,586)       (14,720)
 DFA Real Estate Securities
   Portfolio.....................      (4,553)         30,065        (25,512)
 Large Cap International
   Portfolio.....................          --             168           (168)
 International Core Equity
   Portfolio.....................       3,294           6,514         (9,808)
 International Small Company
   Portfolio.....................       7,038           8,475        (15,513)
 Japanese Small Company Portfolio      (3,801)            156          3,645
 Asia Pacific Small Company
   Portfolio.....................          --           1,613         (1,613)
 United Kingdom Small Company
   Portfolio.....................          --               6             (6)
 Continental Small Company
   Portfolio.....................          --             143           (143)
 DFA International Real Estate
   Securities Portfolio..........       6,163          (5,018)        (1,145)
 DFA Global Real Estate
   Securities Portfolio..........         333            (333)            --
 DFA International Small Cap
   Value Portfolio...............      12,583           3,318        (15,901)
 International Vector Equity
   Portfolio.....................         603             261           (864)
 World ex U.S. Value Portfolio...          --              (2)             2
 Selectively Hedged Global
   Equity Portfolio..............          (2)            164           (162)
 Emerging Markets Portfolio......       3,533          (2,668)          (865)
 Emerging Markets Small Cap
   Portfolio.....................       4,566          (1,171)        (3,395)
 Emerging Markets Value Portfolio      26,372         (14,251)       (12,121)
 Emerging Markets Core Equity
   Portfolio.....................       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 International Small Company Portfolio
 2011...................................    $188,546      $  5,851    $194,397
 2012...................................     169,495       110,049     279,544
 Japanese Small Company Portfolio
 2011...................................       2,305            --       2,305
 2012...................................       4,541            --       4,541
 Asia Pacific Small Company Portfolio
 2011...................................       6,964            --       6,964
 2012...................................       9,333            --       9,333
 United Kingdom Small Company Portfolio
 2011...................................       1,071            --       1,071
 2012...................................         992            --         992
 Continental Small Company Portfolio
 2011...................................       3,562            --       3,562
 2012...................................       2,958            --       2,958
 DFA International Real Estate
   Securities Portfolio
 2011...................................     107,338            --     107,338
 2012...................................      60,194            --      60,194
 DFA Global Real Estate Securities
   Portfolio
 2011...................................      41,782            --      41,782
 2012...................................      26,050            --      26,050
 DFA International Small Cap Value
   Portfolio
 2011...................................     190,869       143,816     334,685
 2012...................................     206,370       131,063     337,433
 International Vector Equity Portfolio
 2011...................................      12,224         2,659      14,883
 2012...................................      14,733         6,546      21,279
 World ex U.S. Value Portfolio
 2011...................................       1,025           195       1,220
 2012...................................       1,438            --       1,438
 Selectively Hedged Global Equity
   Portfolio
 2012...................................         534            --         534
 Emerging Markets Portfolio
 2011...................................      45,589       141,595     187,184
 2012...................................      51,664        91,664     143,328
 Emerging Markets Small Cap Portfolio
 2011...................................      36,754        61,095      97,849
 2012...................................      42,163        40,014      82,177

                                           Net Investment
                                        Income and Short-Term   Long-Term
                                            Capital Gains     Capital Gains   Total
                                        --------------------- ------------- ----------
Emerging Markets Value Portfolio
2011...................................      $  302,552        $  486,583   $  789,135
2012...................................         300,146           202,987      503,133
Emerging Markets Core Equity Portfolio
2011...................................          89,989                --       89,989
2012...................................         143,349                --      143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       Net Investment
                                                    Income and Short-Term   Long-Term
                                                        Capital Gains     Capital Gains   Total
                                                    --------------------- ------------- ---------
U.S. Targeted Value Portfolio......................        $ 2,730           $12,108    $  14,838
U.S. Small Cap Value Portfolio.....................          5,603            33,373       38,976
U.S. Core Equity 1 Portfolio.......................          3,212                --        3,212
U.S. Core Equity 2 Portfolio.......................          3,889             2,008        5,897
U.S. Vector Equity Portfolio.......................          2,572               337        2,909
U.S. Small Cap Portfolio...........................          3,324            14,276       17,600
U.S. Micro Cap Portfolio...........................          2,595            14,720       17,315
DFA Real Estate Securities Portfolio...............          3,870                --        3,870
International Core Equity Portfolio................          3,294                --        3,294
International Small Company Portfolio..............          5,610             1,428        7,038
DFA International Real Estate Securities Portfolio.          6,164                --        6,164
DFA Global Real Estate Securities Portfolio........            334                --          334
DFA International Small Cap Value Portfolio........          7,741             4,842       12,583
International Vector Equity Portfolio..............            529                73          602
Emerging Markets Portfolio.........................          2,219             1,313        3,532
Emerging Markets Small Cap Portfolio...............          1,663             2,902        4,565
Emerging Markets Value Portfolio...................         12,592            13,781       26,373
Emerging Markets Core Equity Portfolio.............          3,512                --        3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                Total Net
                                       Net Investment                             Distributable
                                         Income and   Undistributed    Capital      Earnings
                                         Short-Term     Long-Term       Loss      (Accumulated
                                       Capital Gains  Capital Gains Carry forward    Losses)
                                       -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio.    $   829             --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio........     25,672             --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio.........     15,300       $162,041              --       177,341

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed    Capital      Earnings
                                                      Short-Term     Long-Term       Loss      (Accumulated
                                                    Capital Gains  Capital Gains Carry forward    Losses)
                                                    -------------- ------------- ------------- -------------
U.S. Small Cap Value Portfolio.....................    $ 19,961     $  380,033            --     $ 399,994
U.S. Core Equity 1 Portfolio.......................      10,765             --     $ (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557         55,731            --        72,288
U.S. Vector Equity Portfolio.......................       2,760          3,354            --         6,114
U.S. Small Cap Portfolio...........................      14,498        228,599            --       243,097
U.S. Micro Cap Portfolio...........................       5,022        176,210            --       181,232
DFA Real Estate Securities Portfolio...............      23,668             --      (206,280)     (182,612)
Large Cap International Portfolio..................      11,172             --      (200,200)     (189,028)
International Core Equity Portfolio................      30,479             --      (102,483)      (72,004)
International Small Company Portfolio..............      41,410         38,970            --        80,380
Japanese Small Company Portfolio...................       2,654             --       (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418             --       (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285             --        (2,141)       (1,856)
Continental Small Company Portfolio................         398             --       (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177             --      (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635             --        (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165        116,761            --       165,926
International Vector Equity Portfolio..............       2,688          2,006            --         4,694
World ex U.S. Value Portfolio......................         391             --        (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.........         113             56            --           169
Emerging Markets Portfolio.........................       8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio...............      20,186         92,087            --       112,273
Emerging Markets Value Portfolio...................      80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.............      33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
  Portfolio.......................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
  Portfolio.......................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
  Portfolio.......................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
  Portfolio....................... $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
  Portfolio.......................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
  Portfolio.......................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
  Portfolio.......................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
  Securities
Portfolio.........................     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
  Portfolio.......................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                 Net
                                                                                              Unrealized
                                                     Federal     Unrealized    Unrealized    Appreciation
                                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                                    ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $   186,486  $    2,903   $      (765)    $    2,138
U.S. Large Cap Value Portfolio.....................   6,140,128   2,467,500      (271,721)     2,195,779
U.S. Targeted Value Portfolio......................   3,026,575     667,745      (239,644)       428,101
U.S. Small Cap Value Portfolio.....................   7,183,358   1,842,772    (1,069,174)       773,598
U.S. Core Equity 1 Portfolio.......................   4,847,550   1,068,416      (319,250)       749,166
U.S. Core Equity 2 Portfolio.......................   6,886,186   1,646,567      (655,798)       990,769
U.S. Vector Equity Portfolio.......................   2,050,758     486,177      (243,659)       242,518
U.S. Small Cap Portfolio...........................   4,877,786   1,157,715      (527,342)       630,373
U.S. Micro Cap Portfolio...........................   3,406,639   1,090,293      (597,410)       492,883
DFA Real Estate Securities Portfolio...............   3,265,231   1,218,798      (217,008)     1,001,790
Large Cap International Portfolio..................   2,174,307     444,225      (303,931)       140,294
International Core Equity Portfolio................   7,518,294     944,964    (1,231,408)      (286,444)
International Small Company Portfolio..............   6,375,771   1,299,558    (1,248,452)        51,106
Japanese Small Company Portfolio...................     367,232      76,200      (149,345)       (73,145)
Asia Pacific Small Company Portfolio...............     231,922      77,591       (71,231)         6,360
United Kingdom Small Company Portfolio.............      24,456      29,706       (22,840)         6,866
Continental Small Company Portfolio................     109,207      80,760       (83,614)        (2,854)
DFA International Real Estate Securities Portfolio    1,753,188      31,604      (118,544)       (86,940)
DFA Global Real Estate Securities Portfolio........   1,035,537     305,845       (29,777)       276,068
DFA International Small Cap Value Portfolio........   9,781,836   1,487,653    (2,230,461)      (742,808)
International Vector Equity Portfolio..............     572,687     108,890       (61,389)        47,501
World ex U.S. Value Portfolio......................      55,484       2,720          (991)         1,729
Selectively Hedged Global Equity Portfolio.........      32,594       2,557          (278)         2,279
Emerging Markets Portfolio.........................   1,811,436   1,146,786      (159,966)       986,820
Emerging Markets Small Cap Portfolio...............   2,623,683     604,775      (319,549)       285,226
Emerging Markets Value Portfolio...................  17,049,862   2,580,395    (2,935,153)      (354,758)
Emerging Markets Core Equity Portfolio.............   8,662,464   1,523,526      (889,270)       634,256

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (the U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio and U.S. Small Cap Portfolio, respectively) (the "Portfolios"), having 100% investment in their respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective Portfolios (the RIC feeders), with the respective Portfolios deemed the surviving entities. The final tax year end of the master funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC")
(S)337(a), each of the master funds recognized no gain or loss and, pursuant to IRC (S)332(a), each of the Portfolios recognized no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, each of the Portfolios maintained each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure with the Enhanced U.S. Large Company Portfolio having 100% investment in the respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the master fund was October 31, 2008. For Federal income tax purposes, pursuant to IRC (S)337(a), the master fund did not recognize any gain or loss and, pursuant to IRC (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, the Portfolio maintained its respective master fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of the fund's shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended
October 31, 2009.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                           Oct. 31, 2012         Oct. 31, 2011
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio

Class R1 Shares
    Shares Issued..................................... $     5,787      353  $     9,612      586
    Shares Issued in Lieu of Cash Distributions.......         730       48          362       23
    Shares Redeemed...................................      (7,953)    (486)      (7,533)    (462)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    (1,436)     (85) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
    Shares Issued..................................... $     4,727      288  $     9,524      636
    Shares Issued in Lieu of Cash Distributions.......         162       11           56        4
    Shares Redeemed...................................      (4,413)    (273)      (5,191)    (324)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       476       26  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $   772,443   47,901  $   905,224   55,728
    Shares Issued in Lieu of Cash Distributions.......      39,875    2,618       20,970    1,322
    Shares Redeemed...................................    (649,785) (39,847)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   162,533   10,672  $   195,006   11,730
                                                       ===========  =======  ===========  =======
Emerging Markets Value Portfolio

Class R2 Shares
    Shares Issued..................................... $    61,477    2,199  $    95,176    3,360
    Shares Issued in Lieu of Cash Distributions.......       2,784      106        2,336       68
    Shares Redeemed...................................     (40,795)  (1,486)     (50,507)  (1,599)
    Shares Reduced by Conversion of Shares............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    23,466      819  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $ 5,047,163  179,634  $ 6,396,694  187,544
    Shares Issued in Lieu of Cash Distributions.......     436,347   16,644      709,030   20,853
    Shares Redeemed...................................  (2,278,812) (81,493)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 3,204,698  114,785  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                    Contract  October 31,    Gain
       Date    Amount**     Currency        Amount      2012       (Loss)
    ---------- -------- ------------------ --------  ----------- ----------
     11/29/12   (8,956) Canadian Dollars   $ (9,032)  $ (8,962)   $    70
     12/04/12  (32,449) Euro                (40,826)   (42,071)    (1,245)
     12/04/12   (3,232) Euro                 (4,216)    (4,190)        26
     11/30/12   (2,638) UK Pound Sterling    (4,225)    (4,257)       (32)
                                           --------   --------    -------
                                           $(58,299)  $(59,480)   $(1,181)
                                           ========   ========    =======

Selectively Hedged Global Equity Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                     Contract October 31,    Gain
       Date    Amount**      Currency        Amount     2012       (Loss)
    ---------- --------  ------------------ -------- ----------- ----------
     01/03/13      (704) Danish Kroner      $  (123)   $  (123)       --
     11/05/12    (2,060) Euro                (2,557)    (2,670)    $(113)
     11/05/12     2,060  Euro                 2,672      2,672        --
     12/21/12    (2,205) Euro                (2,861)    (2,861)       --
     12/06/12    (7,135) Hong Kong Dollars     (920)      (921)       (1)
     12/06/12     7,135  Hong Kong Dollars      921        921        --
     11/05/12  (169,889) Japanese Yen        (2,175)    (2,128)       47
     11/05/12   169,889  Japanese Yen         2,127      2,127        --
     12/21/12  (174,983) Japanese Yen        (2,192)    (2,192)       --
     11/05/12      (696) Swiss Francs          (720)      (747)      (27)
     11/05/12       696  Swiss Francs           748        748        --
     12/21/12      (719) Swiss Francs          (773)      (773)       --
                                            -------    -------     -----
                                            $(5,853)   $(5,947)    $ (94)
                                            =======    =======     =====

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(45,176) and $(4,956) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the

Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                                Approximate
                                                                     Expiration Number of  Contract Unrealized     Cash
                                                  Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                             ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio....... S&P 500 Index(R)        12/21/2012    519     $182,532   $2,826         --
Selectively Hedged Global Equity Portfolio.  S&P 500 Index(R) Emini  12/21/2012     13          914      (17)       $46

Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $173,800 and $798 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2012:

                             Location on the Statements of Assets and Liabilities
                            -------------------------------------------------------
Derivative Type                 Asset Derivatives         Liability Derivatives
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                       Asset Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $ 2,922              $96          $2,826*
Selectively Hedged Global Equity
  Portfolio........................          30               47             (17)*

                                                      Liability Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $(1,277)        $(1,277)              --
Selectively Hedged Global Equity
  Portfolio........................        (141)           (141)              --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

Derivative Type                             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             ---------------------------------------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation
                            (Depreciation) of: Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                    Realized Gain (Loss)
                                                       on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $32,394     $1,826     $30,568
    U.S. Targeted Value Portfolio*.............   3,336         --       3,336
    U.S. Small Cap Value Portfolio*............     954         --         954
    U.S. Vector Equity Portfolio*..............    (850)        --        (850)
    U.S. Micro Cap Portfolio*..................     385         --         385
    DFA Real Estate Securities Portfolio*......     (46)        --         (46)
    Selectively Hedged Global Equity Portfolio.     271        161         110
    Emerging Markets Core Equity Portfolio*....   1,190         --       1,190

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $(7,466)    $ (880)    $(6,586)
    U.S. Small Cap Value Portfolio.............    (536)        --        (536)
    Selectively Hedged Global Equity Portfolio.    (111)       (94)        (17)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.85%       $ 6,627         43        $ 7        $24,575
U.S. Small Cap Value Portfolio.....................     0.87%         6,351         51          8         30,792
U.S. Core Equity 2 Portfolio.......................     0.87%         2,328          8         --          6,239
U.S. Vector Equity Portfolio.......................     0.85%         2,358         15          1          4,214
U.S. Small Cap Portfolio...........................     0.90%         6,755         13          2         12,219
U.S. Micro Cap Portfolio...........................     0.87%         4,146         47          5          9,570
DFA Real Estate Securities Portfolio...............     0.82%           722          7         --          2,460
Large Cap International Portfolio..................     0.87%         1,931         32          2          4,848
International Core Equity Portfolio................     0.82%        15,473         22          8         33,740
International Small Company Portfolio..............     0.88%         2,384         24          1         11,057
DFA International Real Estate Securities Portfolio.     0.83%         4,454         22          2         16,074
DFA Global Real Estate Securities Portfolio........     0.83%         4,185          2         --          7,895
DFA International Small Cap Value Portfolio........     0.83%         8,844         21          4         44,344
International Vector Equity Portfolio..............     0.85%           947         56          1          4,219
World ex U.S. Value Portfolio......................     0.87%           124         30         --          1,777
Emerging Markets Core Equity Portfolio.............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $189,066 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                  Approximate
                                                                                                   Percentage
                                                                                     Number of   of Outstanding
                                                                                    Shareholders     Shares
                                                                                    ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares................      3             76%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.......................      3             76%
U.S. Targeted Value Portfolio -- Class R1 Shares...................................      1             93%
U.S. Targeted Value Portfolio -- Class R2 Shares...................................      2             57%
U.S. Targeted Value Portfolio -- Institutional Class Shares........................      2             54%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.......................      2             51%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.........................      3             67%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.........................      3             64%
U.S. Vector Equity Portfolio -- Institutional Class Shares.........................      4             91%
U.S. Small Cap Portfolio -- Institutional Class Shares.............................      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares.............................      3             65%
DFA Real Estate Securities Portfolio -- Institutional Class Shares.................      3             75%
Large Cap International Portfolio -- Institutional Class Shares....................      2             65%
International Core Equity Portfolio -- Institutional Class Shares..................      2             58%
International Small Company Portfolio -- Institutional Class Shares................      2             44%
Japanese Small Company Portfolio -- Institutional Class Shares.....................      1             68%
Asia Pacific Small Company Portfolio -- Institutional Class Shares.................      2             79%
United Kingdom Small Company Portfolio -- Institutional Class Shares...............      2             85%
Continental Small Company Portfolio -- Institutional Class Shares..................      4             92%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares ..      3             82%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares..........      3             90%
DFA International Small Cap Value Portfolio -- Institutional Class Shares..........      2             50%
International Vector Equity Portfolio -- Institutional Class Shares................      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares........................      3             76%
Selectively Hedged Global Equity Portfolio.........................................      1             87%
Emerging Markets Portfolio -- Institutional Class Shares...........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares.................      2             37%
Emerging Markets Value Portfolio -- Class R2 Shares................................      3             78%
Emerging Markets Value Portfolio -- Institutional Class Shares.....................      1             17%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares...............      2             54%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

DFA Commodity Strategy Portfolio vs. Dow Jones-UBS Commodity Index Total Return November 9, 2010-October 31, 2012

                                                                                   Dow Jones-UBS
                                                                                     Commodity
                                                                  DFA Commodity     Index Total
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Strategy Portfolio    Return
---------   ---------- ----------- ----------------- ---------- ------------------ -------------
2010-11-09  2010-11-30    -5.20%         -5.86%         11/2010          10000            10000
2010-11-30  2010-12-31    10.38%         10.69%         11/2010           9480       9414.11452
2010-12-31  2011-01-31     1.15%          1.00%         12/2010      10464.222      10420.38828
2011-01-31  2011-02-28     2.08%          1.32%         01/2011    10584.27043      10524.90582
2011-02-28  2011-03-31     1.90%          2.06%         02/2011    10804.35923       10663.6125
2011-03-31  2011-04-30     3.91%          3.46%         03/2011     11009.5018         10883.77
2011-04-30  2011-05-31    -4.81%         -5.06%         04/2011    11439.87323      11260.68062
2011-05-31  2011-06-30    -5.07%         -5.04%         05/2011    10889.39814      10691.09062
2011-06-30  2011-07-31     3.29%          2.96%         06/2011    10337.46641      10151.80742
2011-07-31  2011-08-31     1.03%          1.00%         07/2011    10678.04186      10452.47858
2011-08-31  2011-09-30   -14.85%        -14.73%         08/2011    10788.22803      10556.85703
2011-09-30  2011-10-31     6.66%          6.62%         09/2011    9186.713807      9001.305199
2011-10-31  2011-11-30    -2.66%         -2.22%         10/2011    9798.492786      9597.042182
2011-11-30  2011-12-31    -3.56%         -3.75%         11/2011    9537.734535      9384.080937
2011-12-31  2012-01-31     3.06%          2.47%         12/2011    9198.539504      9032.374967
2012-01-31  2012-02-29     2.87%          2.70%         01/2012    9480.332835      9255.733858
2012-02-29  2012-03-31    -4.02%         -4.14%         02/2012    9752.062121      9505.517422
2012-03-31  2012-04-30    -0.65%         -0.42%         03/2012    9359.564267      9112.317892
2012-04-30  2012-05-31    -8.66%         -9.13%         04/2012     9299.17998      9073.750917
2012-05-31  2012-06-30     4.65%          5.49%         05/2012    8494.056172      8245.136891
2012-06-30  2012-07-31     6.81%          6.47%         06/2012    8888.618418      8698.040611
2012-07-31  2012-08-31     1.91%          1.30%         07/2012     9493.97268      9260.683168
2012-08-31  2012-09-30     1.70%          1.71%         08/2012    9675.578961      9380.919803
2012-09-30  2012-10-31    -3.49%         -3.87%         09/2012    9840.087623      9540.916081
                                                     10/31/2012    9496.593805      9171.406896

                           One Year  From 11/09/2010
                           --------  ---------------
                            -3.08%        -2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

Commodity Market Review                        12 Months Ended October 31, 2012

   During the fiscal year ending, October 31, 2012, commodities produced mixed results. The commodity market was initially driven lower through the first seven months of the period by declining natural gas prices. A combination of a mild winter and increased supply from improved shale drilling technology led to natural gas spot prices in the summer of 2012 that were less than half of the prior summer and at levels not seen in over a decade. The last four months of the period would provide for a recovery in the commodity market driven by a significant drought in the U.S. which reduced supply and increased prices for soybeans, corn, and wheat.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2012, the total return was -3.08% for the Portfolio and -4.44% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance was due to the excess return generated by the fixed income assets.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the twenty commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from -41.7% (natural gas) to +33.7% (soybean). In the fiscal year, no excess return was provided by the strategy's approach of "rolling" its underlying futures contracts prior to the index roll.

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.67 to 1.85 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              Six Months Ended October 31, 2012
EXPENSE TABLES

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,021.23    0.36%    $1.83
     Hypothetical 5% Annual Return. $1,000.00 $1,023.33    0.36%    $1.83

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  45.4%
                           Government.........   3.0%
                           Foreign Corporate..  23.8%
                           Foreign Government.  16.7%
                           Supranational......  11.1%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
BONDS -- (89.1%)
AUSTRALIA -- (5.3%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14.......................................    960  $ 1,026,508
Commonwealth Bank of Australia
(u) 1.250%, 09/18/15.......................................  2,780    2,805,123
National Australia Bank, Ltd.
(e) 5.500%, 05/20/15.......................................  6,500    9,365,773
Westpac Banking Corp.
(u) 4.200%, 02/27/15.......................................  9,500   10,204,016
                                                                    -----------
TOTAL AUSTRALIA............................................          23,401,420
                                                                    -----------
AUSTRIA -- (1.3%)
KA Finanz AG
   2.250%, 03/24/14........................................    700      930,255
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13........................................  2,000    2,687,604
(u) 4.500%, 03/09/15.......................................  2,000    2,178,200
                                                                    -----------
TOTAL AUSTRIA..............................................           5,796,059
                                                                    -----------
CANADA -- (7.4%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15.......................................  6,400    6,568,531
(u) 3.400%, 01/22/15.......................................  1,800    1,911,281
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14.......................................  2,200    2,361,711
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    900      913,267
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      632,006
Enbridge, Inc.
(u) 5.800%, 06/15/14.......................................  1,900    2,050,315
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,466,967
Husky Energy, Inc.
(u) 5.900%, 06/15/14.......................................  2,500    2,699,253
Ontario, Province of Canada
(u) 0.950%, 05/26/15.......................................  2,000    2,019,804
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      204,683
Thomson Reuters Corp.
(u) 5.700%, 10/01/14.......................................    800      873,418
Toronto-Dominion Bank (The)
(e) 5.375%, 05/14/15.......................................  4,000    5,775,995
TransAlta Corp.
(u) 4.750%, 01/15/15.......................................  2,508    2,653,344

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525  $ 1,560,086
(u) 3.400%, 06/01/15.......................................  1,000    1,065,267
                                                                    -----------
TOTAL CANADA...............................................          32,755,928
                                                                    -----------
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14.......................................  5,500    5,554,505
(u) 2.500%, 07/15/15.......................................  3,000    3,121,740
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,502,063
(u) 3.250%, 03/11/15.......................................  2,000    2,083,800
Caisse d'Amortissement de la Dette Sociale
   3.625%, 04/25/15........................................  5,000    6,975,516
France Telecom SA
(u) 4.375%, 07/08/14.......................................  2,400    2,541,000
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14........................................  2,000    2,712,796
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      434,137
                                                                    -----------
TOTAL FRANCE...............................................          24,925,557
                                                                    -----------
GERMANY -- (1.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,510,478
(u) 3.875%, 08/18/14.......................................    250      263,856
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,712,920
(u) 4.125%, 10/15/14.......................................  4,000    4,283,384
                                                                    -----------
TOTAL GERMANY..............................................           7,770,638
                                                                    -----------
JAPAN -- (0.2%)
Nomura Holdings, Inc.
(u) 5.000%, 03/04/15.......................................  1,000    1,057,623
                                                                    -----------
NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
(u) 2.750%, 07/01/15.......................................  9,500    9,992,100
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13.......................................    525      542,320

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
(u) 4.875%, 07/08/14.......................................  1,900  $ 2,025,745
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    300      306,283
Nederlandse
   Waterschapsbank NV......................................
(u) 2.000%, 09/09/15.......................................  9,000    9,312,300
                                                                    -----------
TOTAL NETHERLANDS..........................................          22,178,748
                                                                    -----------
   SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)........
Asian Development Bank
(u) 1.625%, 07/15/13.......................................  1,200    1,211,448
(u) 4.250%, 10/20/14.......................................  3,000    3,225,750
Council of Europe Development Bank
(u) 4.000%, 04/15/15.......................................  8,000    8,636,960
Eurofima
(u) 4.500%, 03/06/15.......................................  9,000    9,761,670
European Financial Stability Facility
(e) 1.625%, 02/04/15.......................................  5,000    6,665,012
European Investment Bank
(e) 2.500%, 07/15/15.......................................  6,000    8,235,380
Inter-American Development Bank
(u) 1.000%, 01/07/15.......................................  1,000    1,005,116
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          38,741,336
                                                                    -----------
SWEDEN -- (3.4%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14.......................................  1,212    1,647,523
(u) 3.250%, 09/16/14.......................................  4,200    4,404,540
Svenska Handelsbanken AB
(e) 1.500%, 07/06/15.......................................  7,000    9,222,231
                                                                    -----------
TOTAL SWEDEN...............................................          15,274,294
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
(u) 5.000%, 05/15/13.......................................  1,275    1,305,650
(u) 5.500%, 05/01/14.......................................    250      266,565
UBS AG
(u) 2.250%, 08/12/13.......................................  1,485    1,504,287
                                                                    -----------
TOTAL SWITZERLAND..........................................           3,076,502
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14.......................................  1,500  $ 1,603,796
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13.......................................  3,500    3,669,309
British Telecommunications P.L.C.
(u) 2.000%, 06/22/15.......................................  2,300    2,359,110
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13.......................................  1,175    1,189,243
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14.......................................  3,000    3,039,840
Rio Tinto Finance USA P.L.C.
(u) 1.125%, 03/20/15.......................................  3,850    3,885,281
Royal Bank of Scotland Group P.L.C.
(u) 2.550%, 09/18/15.......................................  3,000    3,075,336
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14.......................................  1,825    1,927,973
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          20,749,888
                                                                    -----------
UNITED STATES -- (45.1%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14........................................ $1,250    1,352,914
Aflac, Inc.
   3.450%, 08/15/15........................................  3,800    4,061,957
Agilent Technologies, Inc.
   2.500%, 07/15/13........................................  1,000    1,011,596
Air Products & Chemicals, Inc.
   4.150%, 02/01/13........................................    500      504,577
Allstate Corp. (The)
   5.000%, 08/15/14........................................  2,130    2,290,924
American Express Credit Corp.
   5.875%, 05/02/13........................................    650      667,347
   5.125%, 08/25/14........................................  1,700    1,835,196
   1.750%, 06/12/15........................................  1,200    1,230,557
Amgen, Inc.
   4.850%, 11/18/14........................................  1,000    1,083,220
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13........................................    350      352,783
Archer-Daniels-Midland Co.
   7.125%, 03/01/13........................................    325      332,003
Arrow Electronics, Inc.
   6.875%, 07/01/13........................................    350      363,787
Assurant, Inc.
   5.625%, 02/15/14........................................  2,000    2,078,162

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
    2.500%, 08/15/15........................................ $2,500  $2,633,483
 AutoZone, Inc.
    4.375%, 06/01/13........................................    100     102,162
 Avery Dennison Corp.
    4.875%, 01/15/13........................................    200     201,693
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13........................................    500     518,482
 Bank of America Corp.
    7.375%, 05/15/14........................................  2,000   2,185,274
 Baxter International, Inc.
    1.800%, 03/15/13........................................  1,490   1,497,869
 BB&T Corp.
    3.375%, 09/25/13........................................    550     563,992
    5.700%, 04/30/14........................................  1,587   1,705,212
 Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15........................................  5,000   5,462,530
 BlackRock, Inc.
    2.250%, 12/10/12........................................  1,400   1,402,507
    3.500%, 12/10/14........................................  2,000   2,122,634
 Boeing Capital Corp.
    5.800%, 01/15/13........................................    950     960,509
 Boeing Co. (The)
    1.875%, 11/20/12........................................    350     350,231
 Boston Scientific Corp.
    4.500%, 01/15/15........................................  3,005   3,220,446
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13........................................  1,175   1,220,447
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13........................................  1,200   1,230,138
    4.875%, 01/15/15........................................    200     216,869
 Campbell Soup Co.
    5.000%, 12/03/12........................................    350     351,240
 Capital One Financial Corp.
    6.250%, 11/15/13........................................    150     158,239
    7.375%, 05/23/14........................................  1,189   1,305,576
 Cardinal Health, Inc.
    4.000%, 06/15/15........................................  3,000   3,218,478
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13........................................    400     402,838
    6.200%, 09/30/13........................................  1,000   1,052,477
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13........................................    425     436,952
 Charles Schwab Corp. (The)
    4.950%, 06/01/14........................................  2,200   2,346,828

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Chubb Corp. (The)
    5.200%, 04/01/13........................................ $  350  $  356,855
 Cisco Systems, Inc.
    1.625%, 03/14/14........................................  1,550   1,575,587
 Citigroup, Inc.
    6.500%, 08/19/13........................................    625     653,573
    6.375%, 08/12/14........................................  1,250   1,362,082
 CNA Financial Corp.
    5.850%, 12/15/14........................................    277     301,737
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13........................................  1,607   1,614,335
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13........................................    675     694,311
 Computer Sciences Corp.
    2.500%, 09/15/15........................................  2,000   2,042,790
 Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14........................................    400     420,030
 CSX Corp.
    5.500%, 08/01/13........................................    425     440,407
 Daimler Finance North America LLC
    6.500%, 11/15/13........................................  2,100   2,224,692
 Dell, Inc.
    2.100%, 04/01/14........................................  1,500   1,530,698
    2.300%, 09/10/15........................................  1,000   1,040,700
 DIRECTV Holdings LLC
    4.750%, 10/01/14........................................  1,500   1,610,778
 Dominion Resources, Inc.
    5.000%, 03/15/13........................................    325     330,330
 Dr. Pepper Snapple Group, Inc.
    2.350%, 12/21/12........................................    375     375,941
 E.I. Du Pont de Nemours & Co.
    4.750%, 11/15/12........................................    350     350,429
 eBay, Inc.
    0.875%, 10/15/13........................................  1,435   1,439,116
 Ecolab, Inc.
    1.000%, 08/09/15........................................  2,000   2,009,256
 Emerson Electric Co.
    5.625%, 11/15/13........................................  1,200   1,263,394
 Enbridge Energy Partners LP
    5.350%, 12/15/14........................................  1,475   1,604,308
 Energy Transfer Partners LP
    6.000%, 07/01/13........................................    425     438,650
    5.950%, 02/01/15........................................  1,200   1,324,957

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Enterprise Products Operating LLC
    5.600%, 10/15/14........................................ $2,666  $2,906,156
 Exelon Generation Co. LLC
    5.350%, 01/15/14........................................  1,100   1,156,182
 Express Scripts Holding Co.
    6.250%, 06/15/14........................................  3,465   3,764,608
 Fifth Third Bancorp
    6.250%, 05/01/13........................................    875     899,422
 Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15........................................  2,475   2,500,245
 General Electric Capital Corp.
    2.100%, 01/07/14........................................    600     610,885
    2.150%, 01/09/15........................................  6,000   6,165,288
    1.625%, 07/02/15........................................  2,000   2,034,288
 Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13........................................    250     260,622
    3.300%, 05/03/15........................................  3,500   3,655,431
 Hartford Financial Services Group, Inc.
    4.000%, 03/30/15........................................  1,400   1,471,077
 Hess Corp.
    7.000%, 02/15/14........................................    175     188,892
 Hewlett-Packard Co.
    1.250%, 09/13/13........................................  1,500   1,500,567
    2.625%, 12/09/14........................................  1,300   1,324,224
 HSBC Finance Corp.
    4.750%, 07/15/13........................................  1,575   1,617,018
 John Deere Capital Corp.
    1.875%, 06/17/13........................................  1,250   1,261,320
 JPMorgan Chase & Co.
    3.700%, 01/20/15........................................  2,800   2,964,683
    3.400%, 06/24/15........................................  1,000   1,058,784
 KeyCorp
    6.500%, 05/14/13........................................  1,000   1,030,985
 Kimberly-Clark Corp.
    5.000%, 08/15/13........................................  1,000   1,037,186
 Kroger Co. (The)
    5.500%, 02/01/13........................................    640     647,397
 Lowe's Cos, Inc.
    5.000%, 10/15/15........................................  1,050   1,183,977
 McKesson Corp.
    6.500%, 02/15/14........................................  2,445   2,619,008
 MetLife, Inc.
    2.375%, 02/06/14........................................    420     429,368
    5.500%, 06/15/14........................................  1,250   1,348,788
    5.000%, 06/15/15........................................    500     553,742

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Microsoft Corp.
    0.875%, 09/27/13........................................ $1,300  $1,306,496
    2.950%, 06/01/14........................................  2,300   2,390,533
 Morgan Stanley
    4.100%, 01/26/15........................................  2,000   2,082,906
 NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15........................................  2,800   2,937,469
 NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13........................................    750     762,863
 Northern Trust Corp.
    5.500%, 08/15/13........................................  1,068   1,110,864
 Occidental Petroleum Corp.
    1.450%, 12/13/13........................................  1,000   1,011,737
 PACCAR Financial Corp.
    2.050%, 06/17/13........................................    100     101,091
    0.750%, 08/14/15........................................  2,000   2,001,094
 Pacific Gas & Electric Co.
    4.800%, 03/01/14........................................  3,000   3,160,140
 Philip Morris International, Inc.
    4.875%, 05/16/13........................................  1,265   1,294,182
 Pitney Bowes, Inc.
    4.875%, 08/15/14........................................  2,000   2,094,320
 Plains All American Pipeline LP
    3.950%, 09/15/15........................................  1,330   1,444,313
 PNC Funding Corp.
    5.400%, 06/10/14........................................  2,075   2,233,594
 Praxair, Inc.
    2.125%, 06/14/13........................................  1,000   1,009,739
 Principal Financial Group, Inc.
    7.875%, 05/15/14........................................  2,958   3,271,063
 Procter & Gamble Co. (The)
 (e) 4.500%, 05/12/14.......................................  4,000   5,509,436
 Prudential Financial, Inc.
    6.200%, 01/15/15........................................  2,448   2,696,653
 Qwest Corp.
    7.500%, 10/01/14........................................  2,300   2,558,934
 Reynolds American, Inc.
    7.250%, 06/01/13........................................    900     933,945
 Safeway, Inc.
    5.625%, 08/15/14........................................  2,000   2,139,208
 Sempra Energy
    2.000%, 03/15/14........................................    416     421,976
 Spectra Energy Capital LLC
    5.500%, 03/01/14........................................  1,500   1,581,377
    5.668%, 08/15/14........................................    955   1,031,309
 St. Jude Medical, Inc.
    2.200%, 09/15/13........................................  3,325   3,367,587

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14...................................... $   100  $    105,206
State Street Corp.
   4.300%, 05/30/14......................................   1,400     1,482,265
SunTrust Banks, Inc.
   5.250%, 11/05/12......................................     425       425,000
Target Corp.
   4.000%, 06/15/13......................................   1,000     1,020,486
TD Ameritrade Holding Corp.
   4.150%, 12/01/14......................................   2,350     2,512,716
Texas Instruments, Inc.
   0.875%, 05/15/13......................................     500       501,772
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15......................................   2,250     2,367,963
Toyota Motor Credit Corp.
   1.000%, 02/17/15......................................   3,000     3,025,461
   0.875%, 07/17/15......................................   2,000     2,009,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13......................................   1,175     1,194,094
Union Bank NA
   2.125%, 12/16/13......................................   1,400     1,426,806
UnitedHealth Group, Inc.
   5.000%, 08/15/14......................................   1,170     1,253,642
Valero Energy Corp.
   4.750%, 04/01/14......................................   1,125     1,175,890
   4.500%, 02/01/15......................................     900       970,599
Viacom, Inc.
   4.375%, 09/15/14......................................   1,229     1,312,004
Walt Disney Co. (The)
   0.875%, 12/01/14......................................   1,500     1,515,777
Waste Management, Inc.
   6.375%, 11/15/12......................................     325       325,526
WellPoint, Inc.
   5.000%, 12/15/14......................................   2,500     2,714,670
Wells Fargo & Co.
   3.750%, 10/01/14......................................   2,300     2,440,900
   1.250%, 02/13/15......................................   1,000     1,011,581
Williams Partners LP
   3.800%, 02/15/15......................................   1,500     1,598,544
                                                                   ------------
TOTAL UNITED STATES......................................           200,070,301
                                                                   ------------
TOTAL BONDS..............................................           395,798,294
                                                                   ------------
AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
   2.875%, 02/09/15......................................  11,000    11,623,513

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
Federal National Mortgage Association
   0.500%, 07/02/15...................................... $10,500  $ 10,525,053
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            22,148,566
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S Treasury Note
^^@@ 0.375%, 07/31/13....................................  26,000    26,034,528
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $441,274,363)                                               $443,981,388
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
-                                  -------------------------------------------
                                   Level 1     Level 2    Level 3     Total
-                                  -------- ------------  ------- ------------
Bonds.............................       -- $395,798,294    --    $395,798,294
Agency Obligations................       --   22,148,566    --      22,148,566
U.S. Treasury Obligations.........       --   26,034,528    --      26,034,528
Swap Agreements**.................       --    1,271,996    --       1,271,996
Futures Contracts**............... $147,488           --    --         147,488
Forwards Currency Contracts**.....       --   (1,497,516)   --      (1,497,516)
                                   -------- ------------    --    ------------
TOTAL............................. $147,488 $443,755,868    --    $443,903,356
                                   ======== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value............................................. $    443,981
Temporary Cash Investments at Value & Cost.......................          857
Cash.............................................................        6,441
Receivables:
   Interest......................................................        4,597
   Fund Shares Sold..............................................        3,013
Unrealized Gain on Swap Contracts................................        2,549
Unrealized Gain on Forward Currency Contracts....................           42
Prepaid Expenses and Other Assets................................           17
                                                                  ------------
   Total Assets..................................................      461,497
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          404
   Due to Advisor................................................          114
   Futures Margin Variation......................................           45
Unrealized Loss on Swap Contracts................................        1,274
Unrealized Loss on Forward Currency Contracts....................        1,540
Accrued Expenses and Other Liabilities...........................           41
                                                                  ------------
       Total Liabilities.........................................        3,418
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   48,728,681
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       9.40
                                                                  ============
Investments at Cost.............................................. $    441,274
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    452,773
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,816
Accumulated Net Realized Gain (Loss).............................          848
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,489)
Net Unrealized Appreciation (Depreciation).......................        4,131
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Interest...................................................................................... $  3,778
                                                                                                  --------
       Total Investment Income...................................................................    3,778
                                                                                                  --------
Expenses
   Investment Advisory Services Fees.............................................................    1,160
   Accounting & Transfer Agent Fees..............................................................       64
   Custodian Fees................................................................................       16
   Filing Fees...................................................................................       46
   Shareholders' Reports.........................................................................       13
   Directors'/Trustees' Fees & Expenses..........................................................        3
   Professional Fees.............................................................................       34
   Organizational & Offering Costs...............................................................        1
   Other.........................................................................................        6
                                                                                                  --------
       Total Expenses............................................................................    1,343
                                                                                                  --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (172)
   Fees Paid Indirectly..........................................................................       (9)
                                                                                                  --------
   Net Expenses..................................................................................    1,162
                                                                                                  --------
   Net Investment Income (Loss)..................................................................    2,616
                                                                                                  --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................................    1,207
       Futures...................................................................................   (2,170)
       Foreign Currency Transactions.............................................................    1,374
       Swap Contracts............................................................................  (17,151)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................................    1,848
       Futures...................................................................................      112
       Swap Contracts............................................................................    3,344
       Translation of Foreign Currency Denominated Amounts.......................................   (1,489)
                                                                                                  --------
   Net Realized and Unrealized Gain (Loss).......................................................  (12,925)
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................. $(10,309)
                                                                                                  ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                Year
                                                                                               Ended          Period
                                                                                              Oct. 31,  November 9, 2010(a)
                                                                                                2012    to October 31, 2011
                                                                                             ---------  -------------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)............................................................. $   2,616       $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................................     1,207            227
       Futures..............................................................................    (2,170)        (1,328)
       Foreign Currency Transactions........................................................     1,374             --
       Swap Contracts.......................................................................   (17,151)       (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities................................................................     1,848            859
       Futures..............................................................................       112             37
       Swap Contracts.......................................................................     3,344         (2,069)
       Translation of Foreign Currency Denominated Amounts..................................    (1,489)            --
                                                                                             ---------       --------
          Net Increase (Decrease) in Net Assets Resulting from Operations...................   (10,309)       (11,188)
                                                                                             ---------       --------
Distributions From:
   Net Investment Income:
       Institutional Shares.................................................................    (2,038)          (574)
   Net Short-Term Gains:
       Institutional Shares.................................................................      (151)            --
                                                                                             ---------       --------
          Total Distributions...............................................................    (2,189)          (574)
                                                                                             ---------       --------
Capital Share Transactions (1):
   Shares Issued............................................................................   371,713        278,288
   Shares Issued in Lieu of Cash Distributions..............................................     2,084            559
   Shares Redeemed..........................................................................  (134,001)       (36,304)
                                                                                             ---------       --------
          Net Increase (Decrease) from Capital Share Transactions...........................   239,796        242,543
                                                                                             ---------       --------
          Total Increase (Decrease) in Net Assets...........................................   227,298        230,781
Net Assets
   Beginning of Period......................................................................   230,781             --
                                                                                             ---------       --------
   End of Period............................................................................ $ 458,079       $230,781
                                                                                             =========       ========
(1) Shares Issued and Redeemed:
   Shares Issued............................................................................    39,879         27,085
   Shares Issued in Lieu of Cash Distributions..............................................       232             52
   Shares Redeemed..........................................................................   (14,994)        (3,525)
                                                                                             ---------       --------
          Net Increase (Decrease) from Shares Issued and Redeemed...........................    25,117         23,612
                                                                                             =========       ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $   1,816       $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                 Year          Period
                                                                                                Ended    November 9, 2010(a)
                                                                                               Oct. 31,          to
                                                                                                 2012       Oct. 31, 2011
                                                                                              --------   -------------------
Net Asset Value, Beginning of Period......................................................... $   9.77        $  10.00
                                                                                              --------        --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...........................................................     0.07            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)................................    (0.37)          (0.27)
                                                                                              --------        --------
       Total from Investment Operations......................................................    (0.30)          (0.20)
                                                                                              --------        --------

Less Distributions
------------------
   Net Investment Income.....................................................................    (0.06)          (0.03)
   Net Realized Gains........................................................................    (0.01)             --
                                                                                              --------        --------
       Total Distributions...................................................................    (0.07)          (0.03)
                                                                                              --------        --------
Net Asset Value, End of Period............................................................... $   9.40        $   9.77
                                                                                              ========        ========
Total Return.................................................................................    (3.08)%         (2.02)%(C)
                                                                                              --------        --------
Net Assets, End of Period (thousands)........................................................ $458,079        $230,781
Ratio of Expenses to Average Net Assets......................................................     0.35%           0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid Indirectly)...............................     0.41%           0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................     0.79%           0.64%(B)(E)
Portfolio Turnover Rate......................................................................       69%             50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio(the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2012, the Portfolio held $75,170,235 in the Subsidiary, representing 16.33% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At October 31, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2012, approximately $172 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $1

F. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. Government   Other Investment
                          Securities         Securities
                       ----------------- ------------------
                       Purchases  Sales  Purchases  Sales
                       --------- ------- --------- --------
                        $80,319  $63,085 $372,169  $154,366

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
-                                 --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2012 was as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                               Total Net
                                  Net Investment                            Distributable
                                    Income and   Undistributed   Capital      Earnings
                                    Short-Term     Long-Term       Loss     (Accumulated
                                  Capital Gains  Capital Gains Carryforward    Losses)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $864          $422           --         $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain its character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                  Federal   Unrealized    Unrealized    Appreciation
                                  Tax Cost Appreciation (Depreciation) (Depreciation)
                                  -------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $442,131    $2,762         $(55)         $2,707

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                              Unrealized
                                                                Foreign
      Settlement Currency          Contract      Value at      Exchange
         Date    Amount** Currency  Amount   October 31, 2012 Gain (Loss)
      ---------- -------- -------- --------  ---------------- -----------
       12/06/12  (41,897)   Euro   $(52,788)     $(54,325)      $(1,537)
       12/06/12     (278)   Euro       (357)         (360)           (3)
       12/06/12   (4,726)   Euro     (6,170)       (6,128)           42
                                   --------      --------       -------
                                   $(59,315)     $(60,813)      $(1,498)
                                   ========      ========       =======

* During the year ended October 31, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(44,772) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio and the Subsidiary invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
            Description             Date    Contracts*  Amount  Gain (Loss)
             -----------         ---------- ---------- -------- -----------
     Brent Crude Futures          01/31/13       9     $   968     $(13)
     CBT Wheat Futures            05/16/13      32       1,418       10
     Coffee 'C' Futures           12/31/12       6         348      (16)
     Copper Futures               12/31/12      16       1,407       --
     Corn Futures                 05/16/13      42       1,580       14
     Cotton No. 2 Futures         12/20/12       8         280       (4)
     Gasoline RBOB Futures        01/30/13       6         656      (20)
     Gold 100oz Futures           12/20/12      12       2,063       68
     Heating Oil Futures          04/29/13       6         749       (4)
     Lean Hogs Futures            12/18/12      13         407       25
     Live Cattle Futures          12/18/12      15         756        1
     LME Nickel Futures           12/19/12       5         485      (17)
     LME Prime Aluminum Futures   12/19/12      23       1,093      (13)
     LME Zinc Futures             12/19/12      14         648       (2)
     Natural Gas Futures          04/30/13      70       2,640      130
     Silver Futures               12/31/12       4         646       53
     Soybean Futures              03/18/13      40       3,048       (6)
     Soybean Oil Futures          05/23/13      22         678      (12)
     Sugar #11 Futures            05/15/13      29         632      (17)
     WTI Crude Futures            07/31/13      12       1,071      (28)
                                                       -------     ----
                                                       $21,573     $149
                                                       =======     ====

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $13,350 (in thousands).

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
             Counterparty               Date        Amount*   (Depreciation)
              ------------           ----------     --------  --------------
    Citibank, N.A.                    12/31/12  USD $256,404     $   485
    Deutsche Bank AG, London Branch   11/28/12  USD   92,985         174
    Deutsche Bank AG, London Branch   12/18/12  USD  (25,000)      1,430
    Deutsche Bank AG, London Branch   06/19/13  USD   25,000      (1,068)
    Deutsche Bank AG, London Branch   11/26/12  USD  (23,025)       (206)
    Deutsche Bank AG, London Branch   11/26/12  USD   21,870         304
    UBS AG                            01/29/13  USD   82,958         156
                                                    --------     -------
                                                    $431,192     $ 1,275
                                                    ========     =======

* During the year ended October 31, 2012 the Portfolio's average notional value of outstanding swap contracts was $316,129 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2012:

                                                   Location on the Statements of Assets and Liabilities
                                       -----------------------------------------------------------------------------
           Derivative Type                       Asset Derivatives                     Liability Derivatives
           ---------------             -------------------------------------   -------------------------------------

Commodity Contracts                    Payables: Futures Margin Variation

Foreign Exchange Contracts             Unrealized Gain on Forward Currency     Unrealized Loss on Forward Currency
                                       Contracts                               Contracts

Other Contracts                        Unrealized Gain on Swap Contracts       Unrealized Loss on Swap Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                           Asset Derivatives Value
                                                        ----------------------------
                                           Total Value             Foreign
                                               at       Commodity Exchange    Other
                                          Oct. 31, 2012 Contracts Contracts Contracts
-                                         ------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $ 2,740      $149*      $42     $ 2,549

                                                         Liability Derivatives Value
                                                        ----------------------------
                                           Total Value        Foreign
                                               at            Exchange         Other
                                          Oct. 31, 2012      Contracts      Contracts
                                          ------------- ------------------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $(2,814)        $(1,540)        $(1,274)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

                                             Location of Gain (Loss) on
 Derivative Type                          Derivatives Recognized in Income
 ---------------                        -------------------------------------

 Commodity Contracts                    Net Realized Gain (Loss) on: Futures
                                        Change in Unrealized Appreciation
                                        (Depreciation) of: Futures

 Foreign Exchange Contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

 Other Contracts                        Net Realized Gain (Loss) on: Swap
                                        Contracts Change in Unrealized
                                        Appreciation (Depreciation) of: Swap
                                        Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(17,357)  $(2,170)  $ 1,964  $(17,151)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  1,958   $   112   $(1,498) $  3,344

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2012, three shareholders held 87% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA Commodity Strategy Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)
April 30, 2008-October 31, 2012

                                                                  DFA International Value    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate    Portfolio - Class R2   USA Index (net div.)
---------   ---------- ----------- -----------------   ---------- ----------------------- --------------------
2008-04-30  2008-05-31     0.00%     1.52%                04/2008             10000                 10000
2008-05-31  2008-06-30    -9.94%    -7.78%                05/2008             10000            10151.7473
2008-06-30  2008-07-31    -2.82%    -3.56%                06/2008       9005.626951           9362.319226
2008-07-31  2008-08-31    -4.23%    -3.87%                07/2008       8751.649225           9029.149518
2008-08-31  2008-09-30   -11.66%   -14.44%                08/2008       8381.265038           8679.965473
2008-09-30  2008-10-31   -25.22%   -20.80%                09/2008        7404.32448           7426.766859
2008-10-31  2008-11-30    -6.20%    -5.42%                10/2008       5537.147002           5881.853535
2008-11-30  2008-12-31     7.70%     5.27%                11/2008       5193.758041           5562.881341
2008-12-31  2009-01-31   -13.84%    -9.33%                12/2008       5593.526873           5856.130766
2009-01-31  2009-02-28   -12.44%   -10.12%                01/2009        4819.37403           5309.712088
2009-02-28  2009-03-31    11.04%     6.59%                02/2009       4219.678167           4772.200545
2009-03-31  2009-04-30    18.22%    12.90%                03/2009       4685.541611           5086.667278
2009-04-30  2009-05-31    14.82%    12.65%                04/2009       5539.448726           5742.636539
2009-05-31  2009-06-30    -1.45%    -1.04%                05/2009       6360.513261           6468.886016
2009-06-30  2009-07-31    11.78%     9.39%                06/2009       6268.441251           6401.898676
2009-07-31  2009-08-31     5.67%     4.79%                07/2009        7006.57292           7003.022114
2009-08-31  2009-09-30     5.19%     4.13%                08/2009       7404.028433           7338.644408
2009-09-30  2009-10-31    -4.12%    -1.61%                09/2009       7788.557437           7641.425059
2009-10-31  2009-11-30     2.92%     2.47%                10/2009       7467.379811           7518.756328
2009-11-30  2009-12-31     1.09%     1.59%                11/2009       7685.321771           7704.789504
2009-12-31  2010-01-31    -5.83%    -4.69%                12/2009       7769.192928           7827.612036
2010-01-31  2010-02-28     0.32%    -0.10%                01/2010       7316.280335           7460.697378
2010-02-28  2010-03-31     7.92%     6.44%                02/2010       7339.506622           7453.220585
2010-03-31  2010-04-30    -1.76%    -1.49%                03/2010         7920.4971           7933.009755
2010-04-30  2010-05-31   -11.66%   -11.03%                04/2010       7780.928869           7814.726394
2010-05-31  2010-06-30    -1.79%    -1.45%                05/2010       6873.735368           6952.373221
2010-06-30  2010-07-31    12.34%     9.24%                06/2010       6750.523978           6851.798755
2010-07-31  2010-08-31    -4.94%    -2.99%                07/2010       7583.772914           7485.078183
2010-08-31  2010-09-30    10.83%     9.59%                08/2010       7209.414697           7261.351117
2010-09-30  2010-10-31     3.36%     3.56%                09/2010       7990.200894           7957.910109
2010-10-31  2010-11-30    -5.12%    -4.23%                10/2010       8258.574053           8241.403697
2010-11-30  2010-12-31     9.33%     8.05%                11/2010       7836.116939           7892.384622
2010-12-31  2011-01-31     4.24%     2.15%                12/2010       8567.304672           8527.891765
2011-01-31  2011-02-28     3.29%     3.71%                01/2011       8930.681379           8711.598845
2011-02-28  2011-03-31    -2.80%    -2.00%                02/2011        9224.17795            9034.62076
2011-03-31  2011-04-30     5.31%     5.45%                03/2011       8966.260639           8853.634675
2011-04-30  2011-05-31    -3.66%    -2.96%                04/2011       9442.593235           9335.818148
2011-05-31  2011-06-30    -1.41%    -1.42%                05/2011       9097.018606           9059.063804
2011-06-30  2011-07-31    -3.23%    -1.65%                06/2011       8968.489466           8930.043361
2011-07-31  2011-08-31   -10.77%    -8.45%                07/2011       8679.030283           8782.734618
2011-08-31  2011-09-30   -10.95%   -10.04%                08/2011       7744.219476           8040.214867
2011-09-30  2011-10-31     9.55%     9.73%                09/2011       6896.004492            7232.79322
2011-10-31  2011-11-30    -3.28%    -4.62%                10/2011       7554.584853           7936.207057
2011-11-30  2011-12-31    -2.74%    -1.09%                11/2011       7306.424139           7569.453347
2011-12-31  2012-01-31     6.64%     5.40%                12/2011       7106.352978           7486.857424
2012-01-31  2012-02-29     5.21%     5.50%                01/2012       7578.503886           7891.074884
2012-02-29  2012-03-31    -0.84%    -0.74%                02/2012       7973.568933           8324.914722
2012-03-31  2012-04-30    -3.60%    -1.70%                03/2012       7906.619144           8263.299091
2012-04-30  2012-05-31   -12.41%   -11.40%                04/2012       7622.000151           8123.046992
2012-05-31  2012-06-30     7.04%     6.55%                05/2012       6676.486208           7196.983824
2012-06-30  2012-07-31    -0.48%     1.25%                06/2012       7146.350142           7668.554475
2012-07-31  2012-08-31     4.15%     2.85%                07/2012        7111.94543           7764.038979
2012-08-31  2012-09-30     3.48%     3.04%                08/2012        7406.84296           7985.556671
2012-09-30  2012-10-31     1.22%     0.70%                09/2012       7664.940132           8228.010783
                                                       10/31/2012       7758.715959           8285.669913

                            One Year From 04/30/2008
                            -------- ---------------
                             2.70%        -5.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                   DFA International Value       MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio-Institutional Class USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- --------------------
2002-10-31  2002-11-30     6.00%          4.60%         10/2002                10000                    10000
2002-11-30  2002-12-31    -2.57%         -3.23%         11/2002          10599.76932              10460.38388
2002-12-31  2003-01-31    -3.37%         -3.81%         12/2002          10327.68049              10122.31597
2003-01-31  2003-02-28    -1.97%         -1.97%         01/2003          9979.947141              9736.633173
2003-02-28  2003-03-31    -2.46%         -1.93%         02/2003          9782.898242              9544.699524
2003-03-31  2003-04-30    10.95%          9.60%         03/2003          9542.079235              9360.754077
2003-04-30  2003-05-31     7.57%          6.20%         04/2003          10586.83244               10259.0855
2003-05-31  2003-06-30     3.22%          2.43%         05/2003          11387.80989              10895.37242
2003-06-30  2003-07-31     4.50%          2.29%         06/2003          11754.16167              11160.05075
2003-07-31  2003-08-31     2.59%          2.58%         07/2003          12283.62841              11416.08512
2003-08-31  2003-09-30     3.84%          3.00%         08/2003          12601.30845              11710.45636
2003-09-30  2003-10-31     7.85%          6.26%         09/2003          13084.80116              12061.78555
2003-10-31  2003-11-30     2.09%          2.27%         10/2003          14112.21786              12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003          14407.45254              13107.63318
2003-12-31  2004-01-31     2.53%          1.39%         12/2003          15483.80439              14112.72688
2004-01-31  2004-02-29     2.99%          2.30%         01/2004          15875.94985              14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004           16351.2777               14638.3333
2004-03-31  2004-04-30    -3.01%         -2.62%         03/2004          16605.58832              14711.61449
2004-04-30  2004-05-31     0.96%          0.47%         04/2004          16106.35087              14326.52241
2004-05-31  2004-06-30     4.14%          2.31%         05/2004          16260.87675              14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004          16933.74416              14725.88378
2004-07-31  2004-08-31     1.25%          0.42%         07/2004          16309.23728               14276.8102
2004-08-31  2004-09-30     3.19%          2.91%         08/2004            16513.403              14336.16895
2004-09-30  2004-10-31     3.83%          3.59%         09/2004          17040.98221              14754.05385
2004-10-31  2004-11-30     7.37%          6.65%         10/2004          17693.15303               15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004          18997.49469              16300.75747
2004-12-31  2005-01-31    -1.04%         -1.97%         12/2004          19942.94831              16989.40669
2005-01-31  2005-02-28     3.95%          4.45%         01/2005          19735.84378              16654.94269
2005-02-28  2005-03-31    -2.50%         -2.27%         02/2005          20515.53144              17395.84581
2005-03-31  2005-04-30    -3.05%         -2.55%         03/2005          20002.57057              17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005          19393.10773              16567.48433
2005-05-31  2005-06-30     1.58%          1.63%         05/2005          19417.48624              16597.69751
2005-06-30  2005-07-31     4.45%          3.23%         06/2005           19723.3446              16869.00377
2005-07-31  2005-08-31     3.30%          2.76%         07/2005          20600.21215              17413.79488
2005-08-31  2005-09-30     2.79%          4.56%         08/2005          21279.47574              17894.53946
2005-09-30  2005-10-31    -1.53%         -3.23%         09/2005          21873.30675              18711.18961
2005-10-31  2005-11-30     1.79%          2.65%         10/2005          21538.32134              18106.58452
2005-11-30  2005-12-31     4.86%          4.64%         11/2005          21922.93422              18586.07722
2005-12-31  2006-01-31     6.81%          6.32%         12/2005          22988.25211               19447.8385
2006-01-31  2006-02-28     0.93%         -0.34%         01/2006          24554.76458              20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006          24784.01031               20608.4637
2006-03-31  2006-04-30     5.03%          4.78%         03/2006          25828.35195              21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006          27127.41107              22278.72975
2006-05-31  2006-06-30    -0.69%         -0.13%         05/2006          26032.12593              21432.31082
2006-06-30  2006-07-31     1.55%          0.94%         06/2006          25853.70737               21404.7152
2006-07-31  2006-08-31     3.40%          2.84%         07/2006          26254.23957              21605.26571
2006-08-31  2006-09-30     1.40%         -0.08%         08/2006          27145.74672              22219.30598
2006-09-30  2006-10-31     4.42%          3.95%         09/2006          27525.69601              22201.41652
2006-10-31  2006-11-30     3.27%          2.98%         10/2006          28741.21819              23078.81278
2006-11-30  2006-12-31     3.89%          2.87%         11/2006          29682.26762              23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006          30837.95238              24447.67862
2007-01-31  2007-02-28    -0.08%          0.80%         01/2007          31411.24765              24596.81523
2007-02-28  2007-03-31     3.21%          2.56%         02/2007          31384.58275              24793.58307
2007-03-31  2007-04-30     5.02%          4.55%         03/2007          32390.52649              25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007          34018.05706              26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007          35178.67313              27176.22708
2007-06-30  2007-07-31    -2.79%         -1.38%         06/2007          34921.77255               27203.4992
2007-07-31  2007-08-31    -1.16%         -1.45%         07/2007          33946.07692              26827.45133
2007-08-31  2007-09-30     5.20%          5.68%         08/2007           33553.0884              26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007          35299.35435              27941.23223
2007-10-31  2007-11-30    -6.08%         -3.91%         10/2007          37002.33363               29155.8544
2007-11-30  2007-12-31    -2.18%         -1.88%         11/2007          34754.40098              28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007          33996.95854              27489.05893
2008-01-31  2008-02-29    -1.30%          1.81%         01/2008          31243.09308              25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008          30837.70172              25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008          31208.57186              25100.36419
2008-04-30  2008-05-31     0.04%          1.52%         04/2008          32594.06452              26495.58367
2008-05-31  2008-06-30    -9.93%         -7.78%         05/2008          32608.05939                26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008          29370.82391              24806.01124
2008-07-31  2008-08-31    -4.22%         -3.87%         07/2008          28539.43896              23923.25865
2008-08-31  2008-09-30   -11.67%        -14.44%         08/2008          27335.36418              22998.07514
2008-09-30  2008-10-31   -25.09%        -20.80%         09/2008          24144.95697              19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008          18087.08247              15584.31425
2008-11-30  2008-12-31     7.48%          5.27%         11/2008          16976.47214               14739.1788
2008-12-31  2009-01-31   -13.77%         -9.33%         12/2008          18245.54429              15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009          15732.42393              14068.39209
2009-02-28  2009-03-31    10.86%          6.59%         02/2009          13800.37187              12644.22388
2009-03-31  2009-04-30    18.36%         12.90%         03/2009          15299.27245              13477.42184
2009-04-30  2009-05-31    14.87%         12.65%         04/2009          18108.74874              15215.45069
2009-05-31  2009-06-30    -1.50%         -1.04%         05/2009          20801.77005              17139.69107
2009-06-30  2009-07-31    11.83%          9.39%         06/2009           20489.9563               16962.2042
2009-07-31  2009-08-31     5.68%          4.79%         07/2009          22914.45329              18554.91583
2009-08-31  2009-09-30     5.14%          4.13%         08/2009          24215.40289              19444.16669
2009-09-30  2009-10-31    -4.02%         -1.61%         09/2009          25461.20336               20246.4017
2009-10-31  2009-11-30     2.92%          2.47%         10/2009          24436.81675              19921.38374
2009-11-30  2009-12-31     1.17%          1.59%         11/2009          25149.43352              20414.28949
2009-12-31  2010-01-31    -5.81%         -4.69%         12/2009          25443.82537              20739.71496
2010-01-31  2010-02-28     0.31%         -0.10%         01/2010          23966.44196              19767.55316
2010-02-28  2010-03-31     7.97%          6.44%         02/2010          24041.05729              19747.74296
2010-03-31  2010-04-30    -1.73%         -1.49%         03/2010          25957.78491              21018.97237
2010-04-30  2010-05-31   -11.77%        -11.03%         04/2010          25509.72188               20705.5737
2010-05-31  2010-06-30    -1.74%         -1.45%         05/2010          22507.69958              18420.71863
2010-06-30  2010-07-31    12.47%          9.24%         06/2010          22116.59996              18154.24072
2010-07-31  2010-08-31    -4.94%         -2.99%         07/2010          24875.49043              19832.15152
2010-08-31  2010-09-30    10.71%          9.59%         08/2010          23647.63258              19239.37361
2010-09-30  2010-10-31     3.55%          3.56%         09/2010          26180.33381              21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010          27108.82239              21836.08012
2010-11-30  2010-12-31     9.37%          8.05%         11/2010          25723.70008              20911.33371
2010-12-31  2011-01-31     4.24%          2.15%         12/2010          28133.66739              22595.14698
2011-01-31  2011-02-28     3.29%          3.71%         01/2011          29327.58798              23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011          30291.90846              23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011          29456.56933              23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011          31022.26504              24735.79508
2011-05-31  2011-06-30    -1.40%         -1.42%         05/2011          29901.71811              24002.51829
2011-06-30  2011-07-31    -3.23%         -1.65%         06/2011          29484.57427               23660.6711
2011-07-31  2011-08-31   -10.72%         -8.45%         07/2011          28532.45196              23270.36799
2011-08-31  2011-09-30   -10.94%        -10.04%         08/2011          25473.17375              21303.01857
2011-09-30  2011-10-31     9.49%          9.73%         09/2011          22685.27339              19163.70779
2011-10-31  2011-11-30    -3.23%         -4.62%         10/2011          24837.55649              21027.44381
2011-11-30  2011-12-31    -2.67%         -1.09%         11/2011          24036.33538              20055.70845
2011-12-31  2012-01-31     6.72%          5.40%         12/2011          23393.74868              19836.86573
2012-01-31  2012-02-29     5.15%          5.50%         01/2012           24964.9706              20907.86348
2012-02-29  2012-03-31    -0.78%         -0.74%         02/2012          26250.51581              22057.34745
2012-03-31  2012-04-30    -3.60%         -1.70%         03/2012          26045.87111              21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012          25107.71092              21522.48712
2012-05-31  2012-06-30     7.04%          6.55%         05/2012          22007.01197               19068.8287
2012-06-30  2012-07-31    -0.41%          1.25%         06/2012          23556.58362              20318.28267
2012-07-31  2012-08-31     4.08%          2.85%         07/2012          23459.30936              20571.27444
2012-08-31  2012-09-30     3.55%          3.04%         08/2012           24415.8396              21158.19849
2012-09-30  2012-10-31     1.29%          0.70%         09/2012          25283.43726              21800.59481
                                                     10/31/2012          25609.25475              21953.36604

                                   Five
                          One Year Years    Ten Years
                          -------- -----    ---------
                           2.98%   -7.10%     9.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

U.S. Large Company Portfolio vs. S&P 500(R) Index

October 31, 2002-October 31, 2012

                                                                     U.S. Large
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate   Company Portfolio S&P 500 Index
---------   ---------- ----------- -----------------   ---------- ----------------- -------------
2002-10-31  2002-11-30     5.90%     5.89%                10/2002          10000           10000
2002-11-30  2002-12-31    -5.97%    -5.88%                11/2002    10589.92806     10588.59043
2002-12-31  2003-01-31    -2.62%    -2.62%                12/2002    9957.757337     9966.404855
2003-01-31  2003-02-28    -1.49%    -1.50%                01/2003    9697.234617     9705.285048
2003-02-28  2003-03-31     0.92%     0.97%                02/2003     9552.49977     9559.705772
2003-03-31  2003-04-30     8.28%     8.24%                03/2003    9640.806344     9652.530516
2003-04-30  2003-05-31     5.29%     5.27%                04/2003    10439.36711     10447.60945
2003-05-31  2003-06-30     1.30%     1.28%                05/2003        10991.1       10998.094
2003-06-30  2003-07-31     1.70%     1.76%                06/2003    11134.45866      11138.8696
2003-07-31  2003-08-31     1.93%     1.95%                07/2003    11323.91934     11335.24787
2003-08-31  2003-09-30    -1.13%    -1.06%                08/2003    11542.52782      11556.2852
2003-09-30  2003-10-31     5.77%     5.66%                09/2003    11411.63565     11433.55746
2003-10-31  2003-11-30     0.85%     0.88%                10/2003    12069.99925      12080.3538
2003-11-30  2003-12-31     5.14%     5.24%                11/2003    12172.41137     12186.66091
2003-12-31  2004-01-31     1.84%     1.84%                12/2003    12798.33163     12825.72941
2004-01-31  2004-02-29     1.35%     1.39%                01/2004    13033.70324     13061.14532
2004-02-29  2004-03-31    -1.45%    -1.51%                02/2004    13210.23195     13242.68797
2004-03-31  2004-04-30    -1.59%    -1.57%                03/2004    13018.66304     13042.85581
2004-04-30  2004-05-31     1.38%     1.37%                04/2004    12812.25163     12838.08298
2004-05-31  2004-06-30     1.96%     1.94%                05/2004     12989.1757     13014.22147
2004-06-30  2004-07-31    -3.35%    -3.31%                06/2004    13244.24124     13267.21794
2004-07-31  2004-08-31     0.35%     0.40%                07/2004    12800.30019     12828.07303
2004-08-31  2004-09-30     1.09%     1.08%                08/2004     12844.6943     12879.77016
2004-09-30  2004-10-31     1.49%     1.53%                09/2004    12985.21644     13019.25807
2004-10-31  2004-11-30     4.06%     4.05%                10/2004    13178.36039     13218.19233
2004-11-30  2004-12-31     3.38%     3.40%                11/2004    13713.22056      13753.0004
2004-12-31  2005-01-31    -2.43%    -2.44%                12/2004    14177.08805       14221.015
2005-01-31  2005-02-28     2.17%     2.10%                01/2005    13832.40198     13874.37776
2005-02-28  2005-03-31    -1.81%    -1.77%                02/2005      14132.129     14166.29467
2005-03-31  2005-04-30    -1.84%    -1.90%                03/2005    13877.03017     13915.40959
2005-04-30  2005-05-31     3.09%     3.18%                04/2005    13621.71684     13651.43427
2005-05-31  2005-06-30     0.18%     0.14%                05/2005    14042.23291     14085.82291
2005-06-30  2005-07-31     3.75%     3.72%                06/2005    14067.64538     14105.82477
2005-07-31  2005-08-31    -0.93%    -0.91%                07/2005    14595.37055     14630.56146
2005-08-31  2005-09-30     0.80%     0.81%                08/2005    14459.66979     14497.13074
2005-09-30  2005-10-31    -1.66%    -1.67%                09/2005    14575.69574     14614.55749
2005-10-31  2005-11-30     3.81%     3.78%                10/2005    14333.27253     14370.93282
2005-11-30  2005-12-31     0.03%     0.04%                11/2005    14878.72476      14914.4415
2005-12-31  2006-01-31     2.66%     2.65%                12/2005    14882.49415     14919.66156
2006-01-31  2006-02-28     0.20%     0.27%                01/2006    15278.95404     15314.73419
2006-02-28  2006-03-31     1.26%     1.25%                02/2006    15309.45095     15356.23712
2006-03-31  2006-04-30     1.38%     1.34%                03/2006    15502.09639     15547.42228
2006-04-30  2006-05-31    -2.92%    -2.88%                04/2006    15716.12928     15756.22416
2006-05-31  2006-06-30     0.20%     0.14%                05/2006    15257.48738     15302.76003
2006-06-30  2006-07-31     0.60%     0.62%                06/2006    15287.37212     15323.57178
2006-07-31  2006-08-31     2.40%     2.38%                07/2006    15379.55728     15418.11822
2006-08-31  2006-09-30     2.52%     2.58%                08/2006    15748.29792     15784.96351
2006-09-30  2006-10-31     3.25%     3.26%                09/2006    16145.28992     16191.74202
2006-10-31  2006-11-30     1.85%     1.90%                10/2006    16670.08901     16719.43089
2006-11-30  2006-12-31     1.44%     1.40%                11/2006    16978.79437     17037.43447
2006-12-31  2007-01-31     1.53%     1.51%                12/2006    17222.48265     17276.43134
2007-01-31  2007-02-28    -1.95%    -1.96%                01/2007    17486.48825     17537.70592
2007-02-28  2007-03-31     1.06%     1.12%                02/2007    17144.83395     17194.68908
2007-03-31  2007-04-30     4.50%     4.43%                03/2007     17325.7434     17387.01168
2007-04-30  2007-05-31     3.44%     3.49%                04/2007    18104.77863     18157.17406
2007-05-31  2007-06-30    -1.61%    -1.66%                05/2007    18728.00682     18790.77083
2007-06-30  2007-07-31    -3.14%    -3.10%                06/2007    18425.59314     18478.59355
2007-07-31  2007-08-31     1.49%     1.50%                07/2007    17846.36888     17905.66827
2007-08-31  2007-09-30     3.75%     3.74%                08/2007    18112.49895     18174.07549
2007-09-30  2007-10-31     1.59%     1.59%                09/2007     18791.3635     18853.78591
2007-10-31  2007-11-30    -4.20%    -4.18%                10/2007    19090.13831     19153.74965
2007-11-30  2007-12-31    -0.63%    -0.69%                11/2007    18288.16381     18352.93137
2007-12-31  2008-01-31    -6.01%    -6.00%                12/2007    18173.16771     18225.56203
2008-01-31  2008-02-29    -3.24%    -3.25%                01/2008    17080.87801     17132.02831
2008-02-29  2008-03-31    -0.38%    -0.43%                02/2008    16526.81802     16575.40871
2008-03-31  2008-04-30     4.83%     4.87%                03/2008    16464.39329     16503.80294
2008-04-30  2008-05-31     1.29%     1.30%                04/2008    17259.00687     17307.53814
2008-05-31  2008-06-30    -8.39%    -8.43%                05/2008    17481.49867     17532.53614
2008-06-30  2008-07-31    -0.80%    -0.84%                06/2008    16014.92457     16054.54334
2008-07-31  2008-08-31     1.41%     1.45%                07/2008    15887.18838     15919.52463
2008-08-31  2008-09-30    -8.81%    -8.91%                08/2008    16110.72671     16149.72096
2008-09-30  2008-10-31   -16.72%   -16.80%                09/2008    14692.09247     14710.61933
2008-10-31  2008-11-30    -7.09%    -7.18%                10/2008    12235.38193     12239.97081
2008-11-30  2008-12-31     1.09%     1.06%                11/2008    11368.30762      11361.7529
2008-12-31  2009-01-31    -8.33%    -8.43%                12/2008    11492.64848     11482.64196
2009-01-31  2009-02-28   -10.63%   -10.65%                01/2009    10534.92778     10514.81106
2009-02-28  2009-03-31     8.77%     8.76%                02/2009    9414.881527     9395.193977
2009-03-31  2009-04-30     9.57%     9.57%                03/2009    10240.85997     10218.16778
2009-04-30  2009-05-31     5.68%     5.59%                04/2009    11220.84657     11196.14862
2009-05-31  2009-06-30     0.13%     0.20%                05/2009    11857.83786     11822.34921
2009-06-30  2009-07-31     7.61%     7.56%                06/2009    11872.67009     11845.75746
2009-07-31  2009-08-31     3.60%     3.61%                07/2009    12775.84693     12741.73881
2009-08-31  2009-09-30     3.75%     3.73%                08/2009    13235.64605     13201.71558
2009-09-30  2009-10-31    -1.92%    -1.86%                09/2009    13731.58842      13694.4036
2009-10-31  2009-11-30     6.00%     6.00%                10/2009    13467.51941     13440.00171
2009-11-30  2009-12-31     1.93%     1.93%                11/2009    14276.23074     14246.13301
2009-12-31  2010-01-31    -3.54%    -3.60%                12/2009    14551.92186      14521.3683
2010-01-31  2010-02-28     3.08%     3.10%                01/2010    14036.95659     13999.03468
2010-02-28  2010-03-31     6.06%     6.03%                02/2010    14468.86295     14432.68278
2010-03-31  2010-04-30     1.52%     1.58%                03/2010    15345.50396     15303.60859
2010-04-30  2010-05-31    -8.02%    -7.99%                04/2010    15578.76895     15545.20666
2010-05-31  2010-06-30    -5.23%    -5.23%                05/2010    14329.13507     14303.92191
2010-06-30  2010-07-31     7.01%     7.01%                06/2010    13580.01764      13555.1402
2010-07-31  2010-08-31    -4.48%    -4.51%                07/2010     14532.1222     14504.85399
2010-08-31  2010-09-30     8.89%     8.92%                08/2010    13880.68224     13850.04686
2010-09-30  2010-10-31     3.78%     3.80%                09/2010    15114.81898     15086.08045
2010-10-31  2010-11-30     0.00%     0.01%                10/2010    15685.82325     15660.09072
2010-11-30  2010-12-31     6.68%     6.68%                11/2010    15685.82326     15662.09521
2010-12-31  2011-01-31     2.42%     2.37%                12/2010    16734.28613      16708.8087
2011-01-31  2011-02-28     3.35%     3.43%                01/2011     17139.9658     17104.82417
2011-02-28  2011-03-31     0.12%     0.04%                02/2011    17714.67865     17690.81834
2011-03-31  2011-04-30     2.87%     2.96%                03/2011    17735.22244      17697.8416
2011-04-30  2011-05-31    -1.12%    -1.13%                04/2011    18243.88083     18221.96318
2011-05-31  2011-06-30    -1.70%    -1.67%                05/2011    18040.41748     18015.70878
2011-06-30  2011-07-31    -2.02%    -2.03%                06/2011    17734.49579     17715.40493
2011-07-31  2011-08-31    -5.39%    -5.43%                07/2011    17376.73939     17355.17988
2011-08-31  2011-09-30    -7.08%    -7.03%                08/2011    16439.75835     16412.42916
2011-09-30  2011-10-31    10.99%    10.93%                09/2011    15275.85169     15258.66821
2011-10-31  2011-11-30    -0.30%    -0.22%                10/2011    16954.14033     16926.33384
2011-11-30  2011-12-31     1.08%     1.02%                11/2011    16902.76415     16888.94356
2011-12-31  2012-01-31     4.44%     4.48%                12/2011    17086.04496     17061.70057
2012-01-31  2012-02-29     4.26%     4.32%                01/2012    17845.42473     17826.32068
2012-02-29  2012-03-31     3.35%     3.29%                02/2012    18604.80451     18597.14861
2012-03-31  2012-04-30    -0.63%    -0.63%                03/2012     19227.7994     19209.16218
2012-04-30  2012-05-31    -6.07%    -6.01%                04/2012    19106.65215     19088.60547
2012-05-31  2012-06-30     4.13%     4.12%                05/2012    17947.09989     17941.38029
2012-06-30  2012-07-31     1.40%     1.39%                06/2012    18688.93285     18680.60498
2012-07-31  2012-08-31     2.20%     2.25%                07/2012    18949.95146     18940.05976
2012-08-31  2012-09-30     2.58%     2.58%                08/2012    19367.58125     19366.64291
2012-09-30  2012-10-31    -1.85%    -1.85%                09/2012    19867.87774     19867.11129
                                                       10/31/2012    19500.60184     19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.02%        0.43%   6.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                      12 Months Ended October 31, 2012
                       --------------------------------
                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
                      China........................   7.71%      7.92%
                      South Korea..................   1.71%      3.35%
                      Brazil.......................   4.65%    -12.68%
                      Taiwan.......................  -1.78%      0.59%
                      South Africa.................  17.70%      6.84%
                      India........................   5.24%     -4.73%
                      Russia.......................  -1.42%     -4.50%
                      Mexico.......................  16.32%     17.03%
                      Malaysia.....................  11.39%     12.19%
                      Indonesia....................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA International Value Portfolio

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.70% for the Portfolio's Class R2 shares, 2.98% for the Portfolio's Institutional Class shares, and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in

Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index (large cap value stocks)... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
   Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolio Performance Overview

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, the total return was 15.02% for the Portfolio and 15.21% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/12  10/31/12    Ratio*   Period*
  -                                    --------- --------- ---------- --------
  DFA International Value Portfolio**
  Actual Fund Return Class R2 Shares.. $1,000.00 $1,017.93    0.71%    $3.60
     Institutional Class Shares....... $1,000.00 $1,019.96    0.45%    $2.28
  Hypothetical 5% Annual Return
     Class R2 Shares.................. $1,000.00 $1,021.57    0.71%    $3.61
     Institutional Class Shares....... $1,000.00 $1,022.87    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
     -                              --------- --------- ---------- --------
     U.S. Large Company Portfolio
     Actual Fund Return             $1,000.00 $1,020.62    0.10%    $0.51
     Hypothetical 5% Annual Return  $1,000.00 $1,024.63    0.10%    $0.51

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          Affiliated Investment Companies
       -                                  -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
                     Consumer Discretionary........  11.1%
                     Consumer Staples..............  10.9%
                     Energy........................  11.3%
                     Financials....................  13.1%
                     Health Care...................  12.2%
                     Industrials...................   9.9%
                     Information Technology........  19.1%
                     Materials.....................   3.5%
                     Real Estate Investment Trusts.   2.1%
                     Telecommunication Services....   3.2%
                     Utilities.....................   3.6%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                      Value+
-                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,488,430,964
                                                                  --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $5,225,492,365)..................................... $5,488,430,964
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (9.8%)
   *Amazon.com, Inc.....................   115,612 $ 26,916,786       0.7%
   #Comcast Corp. Class A...............   855,404   32,086,204       0.8%
    Home Depot, Inc. (The)..............   481,897   29,578,838       0.7%
   #McDonald's Corp.....................   322,373   27,981,976       0.7%
   #Walt Disney Co. (The)...............   573,590   28,146,061       0.7%
    Other Securities....................            304,177,178       7.5%
                                                   ------------      ----
Total Consumer Discretionary............            448,887,043      11.1%
                                                   ------------      ----
Consumer Staples -- (9.6%)
    Altria Group, Inc...................   649,853   20,665,325       0.5%
   #Coca-Cola Co. (The)................. 1,237,685   46,017,128       1.1%
   #CVS Caremark Corp...................   406,706   18,871,158       0.5%
   #PepsiCo, Inc........................   497,507   34,447,385       0.8%
   #Philip Morris International, Inc....   538,889   47,724,010       1.2%
    Procter & Gamble Co. (The)..........   880,482   60,964,574       1.5%
   #Wal-Mart Stores, Inc................   537,291   40,307,571       1.0%
    Other Securities....................            172,123,444       4.3%
                                                   ------------      ----
Total Consumer Staples..................            441,120,595      10.9%
                                                   ------------      ----
Energy -- (9.9%)
    Chevron Corp........................   627,254   69,129,663       1.7%
    ConocoPhillips......................   388,264   22,461,072       0.6%
   #Exxon Mobil Corp.................... 1,475,617  134,532,002       3.3%
    Occidental Petroleum Corp...........   258,922   20,444,481       0.5%
    Schlumberger, Ltd...................   424,221   29,496,086       0.7%
    Other Securities....................            179,270,354       4.5%
                                                   ------------      ----
Total Energy............................            455,333,658      11.3%
                                                   ------------      ----
Financials -- (11.5%)
   #American Express Co.................   315,290   17,646,781       0.4%
    Bank of America Corp................ 3,445,163   32,108,919       0.8%
   *Berkshire Hathaway, Inc. Class B....   586,237   50,621,565       1.3%
   #Citigroup, Inc......................   937,452   35,051,330       0.9%
   #Goldman Sachs Group, Inc. (The).....   144,063   17,631,871       0.4%
    JPMorgan Chase & Co................. 1,214,380   50,615,358       1.3%
   #U.S. Bancorp........................   605,886   20,121,474       0.5%
    Wells Fargo & Co.................... 1,570,400   52,906,776       1.3%
    Other Securities....................            251,683,942       6.2%
                                                   ------------      ----
Total Financials........................            528,388,016      13.1%
                                                   ------------      ----
Health Care -- (10.7%)
   #Abbott Laboratories.................   501,682   32,870,205       0.8%
   #Amgen, Inc..........................   246,397   21,324,428       0.5%
   #Bristol-Myers Squibb Co.............   536,746   17,846,805       0.4%
   #Johnson & Johnson...................   881,366   62,418,340       1.6%
    Merck & Co., Inc....................   973,623   44,426,418       1.1%
   #Pfizer, Inc......................... 2,387,836   59,385,481       1.5%
    UnitedHealth Group, Inc.............   330,134   18,487,504       0.5%
    Other Securities....................            235,341,303       5.8%
                                                   ------------      ----
Total Health Care.......................            492,100,484      12.2%
                                                   ------------      ----
Industrials -- (8.7%)
    3M Co...............................   203,319   17,810,744       0.4%
    Caterpillar, Inc....................   208,835   17,711,296       0.4%
    General Electric Co................. 3,375,438   71,086,724       1.8%
   #Union Pacific Corp..................   151,401   18,626,865       0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B.........................................     229,794 $   16,832,410        0.4%
   #United Technologies Corp....................................................     268,160     20,959,386        0.5%
    Other Securities............................................................                238,307,526        5.9%
                                                                                             --------------      -----
Total Industrials...............................................................                401,334,951        9.9%
                                                                                             --------------      -----
Information Technology -- (16.8%)
    Apple, Inc..................................................................     299,668    178,332,427        4.4%
  #*Cisco Systems, Inc..........................................................   1,691,120     28,985,797        0.7%
   *eBay, Inc...................................................................     370,763     17,904,145        0.4%
   *Google, Inc. Class A........................................................      84,681     57,563,603        1.4%
   #Intel Corp..................................................................   1,599,353     34,586,009        0.9%
    International Business Machines Corp........................................     343,401     66,801,797        1.7%
   #Microsoft Corp..............................................................   2,411,994     68,826,249        1.7%
    Oracle Corp.................................................................   1,217,449     37,801,791        0.9%
    QUALCOMM, Inc...............................................................     544,524     31,895,493        0.8%
    Visa, Inc...................................................................     167,087     23,184,992        0.6%
    Other Securities............................................................                225,960,051        5.6%
                                                                                             --------------      -----
Total Information Technology....................................................                771,842,354       19.1%
                                                                                             --------------      -----
Materials -- (3.1%)
    Other Securities............................................................                141,009,003        3.5%
                                                                                             --------------      -----
Real Estate Investment Trusts -- (1.8%)
    Other Securities............................................................                 83,664,162        2.1%
                                                                                             --------------      -----
Telecommunication Services -- (2.8%)
    AT&T, Inc...................................................................   1,844,227     63,791,812        1.6%
    Verizon Communications, Inc.................................................     910,725     40,654,764        1.0%
    Other Securities............................................................                 23,537,946        0.6%
                                                                                             --------------      -----
Total Telecommunication Services................................................                127,984,522        3.2%
                                                                                             --------------      -----
Utilities -- (3.2%)
    Other Securities............................................................                146,566,901        3.6%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              4,038,231,689      100.0%
                                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   1,129,582      1,129,582        0.0%
                                                                                             --------------      -----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..............................................  47,921,323    554,449,706       13.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,507,276 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,511,812) to be
     repurchased at $1,463,350.................................................. $     1,463      1,463,338        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                555,913,044       13.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,051,408,570).........................................................             $4,595,274,315      113.8%
                                                                                             ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Porfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ---------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary. $  448,887,043            --   --    $  448,887,043
   Consumer Staples.......    441,120,595            --   --       441,120,595
   Energy.................    455,333,658            --   --       455,333,658
   Financials.............    528,388,016            --   --       528,388,016
   Health Care............    492,100,484            --   --       492,100,484
   Industrials............    401,334,951            --   --       401,334,951
   Information Technology.    771,842,354            --   --       771,842,354
   Materials..............    141,009,003            --   --       141,009,003
   Real Estate
     Investment Trusts....     83,664,162            --   --        83,664,162
   Telecommunication
     Services.............    127,984,522            --   --       127,984,522
   Utilities..............    146,566,901            --   --       146,566,901
Temporary Cash
  Investments.............      1,129,582            --   --         1,129,582
Securities Lending
  Collateral..............             --  $555,913,044   --       555,913,044
Futures Contracts**.......        (55,002)           --   --           (55,002)
                           --------------  ------------   --    --------------
TOTAL..................... $4,039,306,269  $555,913,044   --    $4,595,219,313
                           ==============  ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               October 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        DFA
                                                   International   U.S. Large
                                                       Value        Company
                                                     Portfolio     Portfolio
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,488,431            --
 Investments at Value (including $0 and $542,644
   of securities on loan, respectively)..........             --  $  4,038,232
 Temporary Cash Investments at Value & Cost......             --         1,130
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --         1,463
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       554,450
 Cash............................................             --           151
 Receivables:
    Dividends and Interest.......................             --         4,811
    Securities Lending Income....................             --            42
    Fund Shares Sold.............................         11,620         2,146
 Prepaid Expenses and Other Assets...............             47            49
                                                  --------------  ------------
        Total Assets.............................      5,500,098     4,602,474
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       555,913
    Affiliated Investment Company Purchased......          5,618            --
    Fund Shares Redeemed.........................          6,002         8,506
    Due to Advisor...............................            916           281
    Futures Margin Variation.....................             --            12
 Accrued Expenses and Other Liabilities..........            267           426
                                                  --------------  ------------
        Total Liabilities........................         12,803       565,138
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,407 and $0 and sharesoutstanding of
   407,575 and 0, respectively................... $        15.72           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,480,888 and $4,037,336 and
   shares outstanding of 348,729,357 and
   362,014,028,respectively...................... $        15.72  $      11.15
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    5,225,492  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,494,366
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    6,104,959  $  3,069,449
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         27,224        12,249
 Accumulated Net Realized Gain (Loss)............       (907,779)     (588,173)
 Net Unrealized Foreign Exchange Gain (Loss).....            (48)           --
 Net Unrealized Appreciation (Depreciation)......        262,939     1,543,811
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                            DFA
                                                       International U.S. Large
                                                           Value      Company
                                                        Portfolio*   Portfolio
                                                       ------------- ----------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of
      $15,813 and $0, respectively)...................   $199,285     $ 86,573
    Interest..........................................          2           92
    Income from Securities Lending....................     10,265          832
    Expenses Allocated from Affiliated Investment
      Company.........................................    (12,433)          --
                                                         --------     --------
        Total Investment Income.......................    197,119       87,497
                                                         --------     --------
 Expenses
    Investment Advisory Services Fees.................         --          994
    Administrative Services Fees......................     10,513        1,987
    Accounting & Transfer Agent Fees..................         74          429
    Shareholder Servicing Fees -- Class R2 Shares.....         16           --
    S&P 500(R) Fees...................................         --          101
    Custodian Fees....................................         --           49
    Filing Fees.......................................        122           79
    Shareholders' Reports.............................        176          110
    Directors'/Trustees' Fees & Expenses..............         45           34
    Professional Fees.................................         99          155
    Other.............................................         53           57
                                                         --------     --------
        Total Expenses................................     11,098        3,995
                                                         --------     --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................         --          (21)
                                                         --------     --------
    Net Expenses......................................     11,098        3,974
                                                         --------     --------
    Net Investment Income (Loss)......................    186,021       83,523
                                                         --------     --------
 Realized and Unrealized Gain (Loss)
    Capital Gain Distributions Received from
      Investment Securities...........................         --          543
    Net Realized Gain (Loss) on: Investment
      Securities Sold.................................     74,190       68,937
        Futures.......................................         --       12,993
        Foreign Currency Transactions.................       (951)          --
    Change in Unrealized Appreciation
      (Depreciation) of:..............................
        Investment Securities and Foreign
          Currency....................................    (96,127)     393,550
        Futures.......................................         --       (3,799)
        Translation of Foreign Currency
          Denominated Amounts.........................       (209)          --
                                                         --------     --------
    Net Realized and Unrealized Gain (Loss)...........    (23,097)     472,224
                                                         --------     --------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $162,924     $555,747
                                                         ========     ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       DFA International           U.S. Large
                                                        Value Portfolio         Company Portfolio
                                                    -----------------------  ----------------------
                                                        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended
                                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012        2011        2012        2011
                                                    -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   186,021  $  179,582  $   83,523  $   75,394
   Capital Gain Distributions Received
     from Investment Securities....................          --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................      74,190     112,233      68,937     (44,142)
       Futures.....................................          --          --      12,993       2,851
       Foreign Currency Transactions...............        (951)        364          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency..........................     (96,127)   (767,465)    393,550     251,680
       Futures.....................................          --          --      (3,799)      2,298
       Translation of Foreign Currency
         Denominated Amounts.......................        (209)       (353)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.............................     162,924    (475,639)    555,747     288,081
                                                    -----------  ----------  ----------  ----------
   Distributions From:
   Net Investment Income:
          Class R2 Shares..........................        (205)       (172)         --          --
          Institutional Class Shares...............    (180,761)   (172,488)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
              Total Distributions..................    (180,966)   (172,660)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................   1,339,320   1,450,393     610,737     651,122
       Shares Issued in Lieu of Cash
         Distributions.............................     168,269     162,689      70,255      62,748
       Shares Redeemed.............................  (1,295,677)   (834,167)   (879,631)   (878,396)
                                                    -----------  ----------  ----------  ----------
              Net Increase (Decrease)
                from Capital Share
                Transactions.......................     211,912     778,915    (198,639)   (164,526)
                                                    -----------  ----------  ----------  ----------
              Total Increase (Decrease)
                in Net Assets......................     193,870     130,616     275,323      49,040
   Net Assets......................................
       Beginning of Period.........................   5,293,425   5,162,809   3,762,013   3,712,973
                                                    -----------  ----------  ----------  ----------
       End of Period............................... $ 5,487,295  $5,293,425  $4,037,336  $3,762,013
                                                    ===========  ==========  ==========  ==========
   (1) Shares Issued and Redeemed:.................
       Shares Issued...............................      89,258      82,666      57,663      65,475
       Shares Issued in Lieu of Cash
         Distributions.............................      11,721       9,157       6,768       6,398
       Shares Redeemed.............................     (86,334)    (47,291)    (82,571)    (89,099)
       Shares Reduced by Reverse Stock
         Split (Note G)............................          --          (2)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............      14,645      44,530     (18,140)    (17,226)
                                                    ===========  ==========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income)............................... $    27,224  $   22,345  $   12,249  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio- Class R2 Shares+
                                                    ---------------------------------------------------

                                                     Year     Year      Year     Year      Period
                                                    Ended    Ended     Ended    Ended     April 30,
                                                   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,  2008(a) to
                                                     2012     2011      2010     2009   Oct. 31, 2008
                                                   -------- --------  -------- -------- -------------
Net Asset Value, Beginning of Period..............  $15.83   $17.82    $17.13   $13.58     $ 26.31
                                                    ------   ------    ------   ------     -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............    0.51     0.53      0.37     0.42        0.66
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................   (0.13)   (2.00)     1.29     4.10      (11.73)
                                                    ------   ------    ------   ------     -------
       Total from Investment Operations...........    0.38    (1.47)     1.66     4.52      (11.07)
                                                    ------   ------    ------   ------     -------
Less Distributions
------------------
   Net Investment Income..........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
   Net Realized Gains.............................      --       --        --       --          --
                                                    ------   ------    ------   ------     -------
       Total Distributions........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
                                                    ------   ------    ------   ------     -------
Net Asset Value, End of Period....................  $15.72   $15.83    $17.82   $17.13     $ 13.58
                                                    ======   ======    ======   ======     =======
Total Return......................................    2.70%   (8.53)%   10.60%   34.86%     (44.63)%(C)
                                                    ------   ------    ------   ------     -------
Net Assets, End of Period (thousands).............  $6,407   $6,102    $4,952   $3,443     $ 3,372
Ratio of Expenses to Average Net Assets (D).......    0.71%    0.71%     0.72%    0.74%       0.73%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    3.33%    2.97%     2.11%    2.96%       7.47%(B)(E)

                                                          DFA International Value Portfolio- Institutional Class Shares
                                                   ---------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,         Year
                                                     Ended        Ended       Ended       Ended        2007 to        Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                      2012         2011        2010        2009          2008          2007
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.............. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.54        0.58         0.39        0.40        0.74            0.72
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total from Investment Operations...........       0.42       (1.41)        1.73        4.32      (11.70)           3.81
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
   Net Realized Gains.............................         --          --           --          --       (0.49)          (0.38)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions........................      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
                                                   ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................................       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)............. $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to Average Net Assets (D).......       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        U.S. Large Company Portfolio
                                             -------------------------------------------------------------------------------
                                                Year        Year         Year          Year         Period             Year
                                               Ended       Ended        Ended         Ended      Dec. 1, 2007         Ended
                                              Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,         to             Nov. 30,
                                                2012        2011         2010          2009      Oct. 31, 2008         2007
                                             ----------  ----------  ----------    --------     -------------     ----------
Net Asset Value, Beginning of Period........ $     9.90  $     9.34  $     8.16    $   7.62       $  11.63        $    11.00
                                             ----------  ----------  ----------    --------       --------        ----------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.22        0.19        0.18        0.18           0.20              0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.25        0.56        1.15        0.55          (3.99)             0.62
                                             ----------  ----------  ----------    --------       --------        ----------
       Total from Investment Operations.....       1.47        0.75        1.33        0.73          (3.79)             0.84
                                             ----------  ----------  ----------    --------       --------        ----------
Less Distributions
   Net Investment Income....................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
       Total Distributions..................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
Net Asset Value, End of Period.............. $    11.15  $     9.90  $     9.34    $   8.16       $   7.62        $    11.63
                                             ==========  ==========  ==========    ========       ========        ==========
Total Return................................      15.02%       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%
                                             ----------  ----------  ----------    --------       --------        ----------
Net Assets, End of Period (thousands)....... $4,037,336  $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees)..............................       0.10%       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average
  Net Assets................................       2.10%       1.95%       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate.....................          4%          4%          1%*       N/A            N/A               N/A
                                             ----------  ----------  ----------    --------       --------        ----------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                             Value (in
      Fund           Shares          Acquiring Fund           Shares    thousands)
      ------       ---------- ----------------------------- ----------- ----------
U.S.Large                     U.S. Large Company
Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980 $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized
     Target                   Appreciation
      Fund        Net Assets (Depreciation)        Acquiring Fund         Net Assets
     ------       ---------- -------------- ----------------------------- ----------
U.S. Large                                  U.S. Large Company
Company Portfolio $2,731,987    $315,984    Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investement Income................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the year ended October 31, 2012, the U.S. Large Company Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                           Previously
                                                                           Recovery       Waived Fees/
                                                             Expense    of Previously   Expenses Assumed
                                                            Limitation   Waived Fees/   Subject to Future
                                                              Amount   Expenses Assumed     Recovery
                                                            ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..    0.79%          --                --
U.S. Large Company Portfolio (2)...........................    0.10%          --              $423

(1)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

               DFA International Value Portfolio............ $145
               U.S. Large Company Portfolio.................  214

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

             Purchases.................................... $154,633
             Sales........................................  297,580

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio......
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $30,233          --        $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --         (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903      --      --      --    --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $5,229,166  $  826,481    $(567,216)     $  259,265
U.S. Large Company Portfolio......  3,292,622   1,732,778     (430,125)      1,302,653

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                Ended
                                                           Oct. 31, 2012        Oct. 31, 2011
                                                       --------------------  -------------------
                                                          Amount     Shares    Amount     Shares
                                                       -----------  -------  ----------  -------
DFA International Value Portfolio
---------------------------------
Class R2 Shares
   Shares Issued...................................... $     2,362      154  $    4,366      246
   Shares Issued in Lieu of Cash Distributions........         204       14         172        9
   Shares Redeemed....................................      (2,235)    (146)     (2,617)    (146)
   Shares Reduced by Reverse Stock Split..............          --       --          --       (2)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $       331       22  $    1,921      107
                                                       ===========  =======  ==========  =======
Institutional Class Shares
   Shares Issued...................................... $ 1,336,958   89,104  $1,446,027   82,420
   Shares Issued in Lieu of Cash Distributions........     168,065   11,707     162,517    9,148
   Shares Redeemed....................................  (1,293,442) (86,188)   (831,550) (47,145)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   211,581   14,623  $  776,994   44,423
                                                       ===========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                                  Approximate
                                                                  Number of  Contract Unrealized     Cash
                                 Description     Expiration Date  Contracts*  Value   Gain (Loss) Collateral
                              ------------------ ---------------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 (R) Emini  Index 12/21/2012     48      $3,376     $(55)       $151

* During the year ended October 31, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $60,104 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                         Asset Derivatives Value
                                                         -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                      Payables:
                                      Futures
                                      Margin
U.S. Large Company Portfolio.         Variation                   $(55)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2012:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts.     Net Realized Gain (Loss) on: Futures Change in
                       Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                     Realized Gain (Loss)
                                                        on Derivatives
                                                     Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $12,993
                                                     Change in Unrealized
                                                Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $(3,799)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.86%       $24,056         7          $4        $31,556

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   Approximate
                                                                   Percentage
                                                      Number of   of Oustanding
                                                     Shareholders    Shares
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2
  Shares............................................      2            63%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      3            56%
U.S. Large Company Portfolio........................      3            76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                The U.S. Large Cap Russell 1000 (R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Value Series      Value Index
---------   ---------- ----------- ----------------- ---------- ------------------ ----------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002          10000             10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002    10705.09955             10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002    10223.93143         10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003    9984.630377       9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003    9695.818754       9657.643684
2003-03-31  2003-04-30     9.26%          8.80%         03/2003    9650.054818       9674.061679
2003-04-30  2003-05-31     6.67%          6.46%         04/2003    10543.88494       10525.37911
2003-05-31  2003-06-30     1.07%          1.25%         05/2003    11247.36235        11205.3186
2003-06-30  2003-07-31     2.56%          1.49%         06/2003    11367.86413       11345.38508
2003-07-31  2003-08-31     3.56%          1.56%         07/2003    11658.49615       11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003    12073.68476       11694.05645
2003-09-30  2003-10-31     6.70%          6.12%         09/2003    11808.29575       11579.45469
2003-10-31  2003-11-30     2.24%          1.36%         10/2003     12599.9599       12288.11732
2003-11-30  2003-12-31     6.87%          6.16%         11/2003    12882.15164       12455.23571
2003-12-31  2004-01-31     1.70%          1.76%         12/2003    13767.16864       13222.47824
2004-01-31  2004-02-29     2.57%          2.14%         01/2004    14001.78868       13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004    14362.09803         13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004    14304.20495       13622.19541
2004-04-30  2004-05-31     0.54%          1.02%         04/2004    14069.15932       13289.81384
2004-05-31  2004-06-30     3.02%          2.36%         05/2004     14144.7097       13425.36995
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004    14572.39314       13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004    14100.68562       13548.44353
2004-08-31  2004-09-30     3.07%          1.55%         08/2004    14100.68561       13740.83143
2004-09-30  2004-10-31     1.22%          1.66%         09/2004    14533.62279       13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004    14711.06819       14185.44764
2004-11-30  2004-12-31     4.01%          3.35%         11/2004    15674.34319       14903.23129
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004    16302.78274       15402.48954
2005-01-31  2005-02-28     3.05%          3.31%         01/2005    15894.78818       15128.32522
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005    16379.28172       15629.07279
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005    16334.64384       15414.95449
2005-04-30  2005-05-31     4.26%          2.41%         04/2005    15781.35992        15139.0268
2005-05-31  2005-06-30     2.06%          1.09%         05/2005    16453.81269       15503.59603
2005-06-30  2005-07-31     4.98%          2.89%         06/2005    16793.40915       15673.12716
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005    17630.09145       16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005    17484.95268       16056.50454
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005    17754.26361       16281.94488
2005-10-31  2005-11-30     3.99%          3.27%         10/2005    17283.21464        15868.4229
2005-11-30  2005-12-31     0.14%          0.60%         11/2005    17973.32925       16387.32032
2005-12-31  2006-01-31     4.76%          3.88%         12/2005    17997.77062        16485.2089
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006    18855.23265       17125.34866
2006-02-28  2006-03-31     1.78%          1.35%         02/2006    18792.70937       17229.93488
2006-03-31  2006-04-30     2.81%          2.54%         03/2006     19126.9216       17463.32185
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006    19663.94327       17907.16926
2006-05-31  2006-06-30     0.85%          0.64%         05/2006    19305.92883         17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006    19470.57243       17566.36245
2006-07-31  2006-08-31     1.64%          1.67%         07/2006    19191.90773       17993.46576
2006-08-31  2006-09-30     2.77%          1.99%         08/2006    19506.52917       18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006    20047.08737       18659.10808
2006-10-31  2006-11-30     1.90%          2.28%         10/2006    20841.03142       19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006    21237.42278       19709.86384
2006-12-31  2007-01-31     2.92%          1.28%         12/2006    21663.51368       20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007     22295.6056       20410.05615
2007-02-28  2007-03-31     0.70%          1.55%         02/2007    21960.40534       20091.86703
2007-03-31  2007-04-30     4.25%          3.70%         03/2007    22113.36395       20402.49503
2007-04-30  2007-05-31     4.12%          3.61%         04/2007    23053.94974       21156.42585
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007    24004.13334       21919.52162
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007    23618.05786       21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     22154.5663       20417.39084
2007-08-31  2007-09-30     2.61%          3.43%         08/2007      21730.924       20646.17729
2007-09-30  2007-10-31     0.56%          0.01%         09/2007    22297.72063       21355.32822
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007    22423.31438       21357.68501
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007    21170.47349       20313.84869
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007     21099.9937       20117.41337
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008    20293.31499       19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008    19671.29767       18502.53608
2008-03-31  2008-04-30     6.30%          4.87%         03/2008    19487.71443       18363.76706
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008    20716.05461       19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008    21213.23992       19228.35404
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008    18888.12217       17387.78848
2008-07-31  2008-08-31     1.94%          1.70%         07/2008     18682.4972       17325.02215
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008    19044.78881       17619.54753
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008    17333.87569       16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008    13436.89087       13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008    12118.96573       12530.95655
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008    12513.27114       12704.88624
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009    11027.63177       11243.95781
2009-02-28  2009-03-31     9.88%          8.55%         02/2009    9482.168005        9741.64674
2009-03-31  2009-04-30    16.17%         10.72%         03/2009      10419.417       10574.58917
2009-04-30  2009-05-31     7.66%          6.18%         04/2009    12104.47104        11708.0967
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009    13031.74929       12432.07598
2009-06-30  2009-07-31     9.53%          8.19%         06/2009    12872.21755       12340.27168
2009-07-31  2009-08-31     6.79%          5.23%         07/2009    14098.61783        13350.3397
2009-08-31  2009-09-30     4.37%          3.86%         08/2009    15055.80829       14048.63557
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009    15713.87673       14591.41079
2009-10-31  2009-11-30     5.64%          5.64%         10/2009    15035.86682       14144.84834
2009-11-30  2009-12-31     2.76%          1.77%         11/2009    15883.37921       14942.09201
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009     16322.0915       15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010    15943.20362       14778.85081
2010-02-28  2010-03-31     7.79%          6.51%         02/2010    16631.18426       15245.34914
2010-03-31  2010-04-30     3.17%          2.59%         03/2010    17927.37968       16237.82243
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010    18495.71152       16657.98918
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010    16910.36481       15288.76974
2010-06-30  2010-07-31     7.84%          6.77%         06/2010    15634.11087       14428.09848
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010    16860.51115       15404.85527
2010-08-31  2010-09-30     9.75%          7.76%         08/2010    15843.49628       14745.68693
2010-09-30  2010-10-31     3.73%          3.00%         09/2010    17388.96004       15889.70571
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010    18037.05775       16366.49323
2010-11-30  2010-12-31     9.75%          7.89%         11/2010    17897.46747       16279.88285
2010-12-31  2011-01-31     3.20%          2.26%         12/2010    19642.34592       17564.43559
2011-01-31  2011-02-28     5.41%          3.69%         01/2011    20270.50216       17961.76269
2011-02-28  2011-03-31     0.47%          0.40%         02/2011    21367.28289       18624.27943
2011-03-31  2011-04-30     2.55%          2.66%         03/2011    21466.99023       18698.25097
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011     22015.3806       19196.15319
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011    21696.31712        18993.3429
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011    21317.42923        18603.9051
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011    20340.29729       17986.83479
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011    18625.33105        16864.3465
2011-09-30  2011-10-31    13.88%         11.45%         09/2011    16740.86233       15589.84878
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011    19064.04334       17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18904.5116       17284.71058
2011-12-31  2012-01-31     4.97%          3.78%         12/2011    19054.07261       17633.02386
2012-01-31  2012-02-29     5.78%          3.99%         01/2012    20001.29233        18300.0833
2012-02-29  2012-03-31     1.84%          2.96%         02/2012    21157.89747       19029.58134
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012     21546.7561       19593.70131
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012     21108.0438       19393.89913
2012-05-31  2012-06-30     5.39%          4.96%         05/2012    19612.43371       18256.62174
2012-06-30  2012-07-31     0.96%          1.03%         06/2012    20669.33152       19163.05372
2012-07-31  2012-08-31     3.97%          2.17%         07/2012    20868.74619       19361.37516
2012-08-31  2012-09-30     3.68%          3.17%         08/2012    21696.31711       19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012    22493.97582       20409.66857
                                                     10/31/2012    22553.80023       20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                The DFA International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Value Series      USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002            10000                10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002      10597.61676          10460.38388
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002      10328.44944          10122.31597
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003      9987.201112          9736.633173
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003      9782.452114          9544.699524
2003-03-31  2003-04-30    10.98%          9.60%         03/2003      9550.780104          9360.754077
2003-04-30  2003-05-31     7.53%          6.20%         04/2003      10599.31443           10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003      11397.11229          10895.37242
2003-06-30  2003-07-31     4.52%          2.29%         06/2003      11764.76014          11160.05075
2003-07-31  2003-08-31     2.63%          2.58%         07/2003      12296.37013          11416.08512
2003-08-31  2003-09-30     3.83%          3.00%         08/2003      12619.95882          11710.45636
2003-09-30  2003-10-31     7.88%          6.26%         09/2003      13102.93241          12061.78555
2003-10-31  2003-11-30     2.14%          2.27%         10/2003      14135.84737          12817.10429
2003-11-30  2003-12-31     7.50%          7.67%         11/2003      14438.43632          13107.63318
2003-12-31  2004-01-31     2.56%          1.39%         12/2003      15521.92655          14112.72688
2004-01-31  2004-02-29     3.01%          2.30%         01/2004      15919.32527          14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004      16398.54138           14638.3333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004      16654.53512          14711.61449
2004-04-30  2004-05-31     1.01%          0.47%         04/2004       16151.6243          14326.52241
2004-05-31  2004-06-30     4.13%          2.31%         05/2004       16315.3627          14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004      16989.36133          14725.88378
2004-07-31  2004-08-31     1.30%          0.42%         07/2004      16362.75301           14276.8102
2004-08-31  2004-09-30     3.20%          2.91%         08/2004      16575.56338          14336.16895
2004-09-30  2004-10-31     3.82%          3.59%         09/2004       17105.7883          14754.05385
2004-10-31  2004-11-30     7.43%          6.65%         10/2004      17760.04307           15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004      19080.44815          16300.75747
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004      20030.65334          16989.40669
2005-01-31  2005-02-28     3.96%          4.45%         01/2005      19831.34336          16654.94269
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005      20616.12642          17395.84581
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005      20107.18718          17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005      19496.36748          16567.48433
2005-05-31  2005-06-30     1.60%          1.63%         05/2005       19521.2989          16597.69751
2005-06-30  2005-07-31     4.46%          3.23%         06/2005      19834.17061          16869.00377
2005-07-31  2005-08-31     3.29%          2.76%         07/2005      20719.06031          17413.79488
2005-08-31  2005-09-30     2.81%          4.56%         08/2005      21401.68951          17894.53946
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005      22003.41229          18711.18961
2005-10-31  2005-11-30     1.78%          2.65%         10/2005      21672.91621          18106.58452
2005-11-30  2005-12-31     4.90%          4.64%         11/2005      22058.75235          18586.07722
2005-12-31  2006-01-31     6.83%          6.32%         12/2005      23139.10286           19447.8385
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006      24719.46276          20677.90796
2006-02-28  2006-03-31     4.22%          3.17%         02/2006      24956.51674           20608.4637
2006-03-31  2006-04-30     5.06%          4.78%         03/2006      26010.09001          21262.03853
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006       27327.0566          22278.72975
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006      26220.80467          21432.31082
2006-06-30  2006-07-31     1.54%          0.94%         06/2006      26055.79316           21404.7152
2006-07-31  2006-08-31     3.44%          2.84%         07/2006      26457.06307          21605.26571
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006      27366.60821          22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006      27745.53203          22201.41652
2006-10-31  2006-11-30     3.32%          2.98%         10/2006      28977.76406          23078.81278
2006-11-30  2006-12-31     3.90%          2.87%         11/2006      29940.61772          23766.23179
2006-12-31  2007-01-31     1.89%          0.61%         12/2006      31108.24776          24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007      31694.93227          24596.81523
2007-02-28  2007-03-31     3.23%          2.56%         02/2007      31666.99492          24793.58307
2007-03-31  2007-04-30     5.05%          4.55%         03/2007      32690.61921          25428.87548
2007-04-30  2007-05-31     3.42%          2.22%         04/2007      34340.53071          26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007      35515.04397          27176.22708
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007      35255.53384           27203.4992
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007      34275.02927          26827.45133
2007-08-31  2007-09-30     5.22%          5.68%         08/2007      33891.35358          26439.13227
2007-09-30  2007-10-31     4.85%          4.35%         09/2007      35660.69629          27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007      37390.13287           29155.8544
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007      35125.11057          28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007       34368.5365          27489.05893
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008      31584.40663          25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008      31182.25454          25463.85563
2008-03-31  2008-04-30     4.47%          5.56%         03/2008       31555.9937          25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008      32965.71164          26495.58367
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008      32981.20304            26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008      29719.76771          24806.01124
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008      28878.34266          23923.25865
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008      27671.77089          22998.07514
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008      24439.82553          19677.65227
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008      18311.13706          15584.31425
2008-11-30  2008-12-31     7.56%          5.27%         11/2008      17187.75442           14739.1788
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008      18487.66861          15516.16027
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009      15935.98519          14068.39209
2009-02-28  2009-03-31    10.91%          6.59%         02/2009      13978.08972          12644.22388
2009-03-31  2009-04-30    18.43%         12.90%         03/2009      15502.68045          13477.42184
2009-04-30  2009-05-31    14.86%         12.65%         04/2009      18359.28203          15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009      21087.49702          17139.69107
2009-06-30  2009-07-31    11.90%          9.39%         06/2009      20766.53055           16962.2042
2009-07-31  2009-08-31     5.73%          4.79%         07/2009      23237.97237          18554.91583
2009-08-31  2009-09-30     5.09%          4.13%         08/2009      24569.98322          19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009      25821.75245           20246.4017
2009-10-31  2009-11-30     2.98%          2.47%         10/2009      24794.65975          19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009      25532.88262          20414.28949
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009      25821.75244          20739.71496
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010      24329.25836          19767.55316
2010-02-28  2010-03-31     7.88%          6.44%         02/2010      24425.54831          19747.74296
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010      26351.34713          21018.97237
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010      25901.99407           20705.5737
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010      22868.86094          18420.71863
2010-06-30  2010-07-31    12.50%          9.24%         06/2010      22467.65284          18154.24072
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010      25276.10945          19832.15152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010      24040.38854          19239.37361
2010-09-30  2010-10-31     3.50%          3.56%         09/2010      26624.16861          21084.94731
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010      27554.97137          21836.08012
2010-11-30  2010-12-31     9.32%          8.05%         11/2010      26174.81554          20911.33371
2010-12-31  2011-01-31     4.26%          2.15%         12/2010      28614.16071          22595.14698
2011-01-31  2011-02-28     3.34%          3.71%         01/2011       29833.8333          23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011      30828.82935          23937.75502
2011-03-31  2011-04-30     5.35%          5.45%         03/2011      29978.26821          23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011      31583.10056          24735.79508
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011      30443.66959          24002.51829
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011      30026.41318           23660.6711
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011      29063.51377          23270.36799
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011      25950.13903          21303.01857
2011-09-30  2011-10-31     9.65%          9.73%         09/2011      23109.58578          19163.70779
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011      25340.30274          21027.44381
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011      24505.78992          20055.70845
2011-12-31  2012-01-31     6.73%          5.40%         12/2011      23847.80865          19836.86573
2012-01-31  2012-02-29     5.23%          5.50%         01/2012        25452.641          20907.86348
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012      26784.65185          22057.34745
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012      26559.97531          21894.09324
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012      25613.12423          21522.48712
2012-05-31  2012-06-30     7.08%          6.55%         05/2012      22451.60451           19068.8287
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012      24040.38854          20318.28267
2012-07-31  2012-08-31     4.16%          2.85%         07/2012      23944.09859          20571.27444
2012-08-31  2012-09-30     3.54%          3.04%         08/2012      24939.09466          21158.19849
2012-09-30  2012-10-31     1.24%          0.70%         09/2012      25821.75245          21800.59481
                                                     10/31/2012      26142.71891          21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         3.17%      -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Japanese Small Company Series vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Japanese Small   MSCI Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2002-10-31  2002-11-30    -0.79%          0.75%         10/2002          10000               10000
2002-11-30  2002-12-31    -0.80%         -2.23%         11/2002    9920.844328         10075.08187
2002-12-31  2003-01-31     0.27%         -0.58%         12/2002    9841.688656         9849.969381
2003-01-31  2003-02-28     7.22%          5.07%         01/2003    9868.073882         9792.859234
2003-02-28  2003-03-31     1.00%         -1.62%         02/2003    10580.47494         10289.41133
2003-03-31  2003-04-30     4.44%          3.12%         03/2003    10686.01583         10122.74022
2003-04-30  2003-05-31     6.38%          4.57%         04/2003    11160.94987         10438.51008
2003-05-31  2003-06-30     8.00%         11.22%         05/2003    11873.35093         10915.49296
2003-06-30  2003-07-31     1.23%          1.17%         06/2003      12823.219         12140.63207
2003-07-31  2003-08-31     8.74%         12.61%         07/2003    12981.53034         12283.20775
2003-08-31  2003-09-30     6.54%          7.28%         08/2003    14116.09499         13831.70478
2003-09-30  2003-10-31     4.04%          7.41%         09/2003    15039.57785         14837.98823
2003-10-31  2003-11-30    -6.24%         -6.87%         10/2003    15646.43801         15937.72465
2003-11-30  2003-12-31     5.94%          7.15%         11/2003    14670.18471         14842.64757
2003-12-31  2004-01-31     4.92%          3.64%         12/2003    15540.89711         15903.77806
2004-01-31  2004-02-29     0.65%         -0.26%         01/2004    16306.06861         16482.86696
2004-02-29  2004-03-31    20.42%         18.33%         02/2004    16411.60951         16440.26731
2004-03-31  2004-04-30    -3.34%         -3.18%         03/2004    19762.53299         19454.19207
2004-04-30  2004-05-31    -4.83%         -4.97%         04/2004    19102.90239         18835.29913
2004-05-31  2004-06-30     9.72%         10.52%         05/2004    18179.41954         17899.83759
2004-06-30  2004-07-31    -6.35%         -8.19%         06/2004    19947.22957         19782.60869
2004-07-31  2004-08-31     1.55%          1.04%         07/2004     18680.7388         18161.42602
2004-08-31  2004-09-30    -2.36%         -3.02%         08/2004    18970.97626         18350.99444
2004-09-30  2004-10-31     1.99%          1.85%         09/2004    18522.42745         17797.06595
2004-10-31  2004-11-30     3.07%          4.35%         10/2004    18891.82059         18126.14819
2004-11-30  2004-12-31     4.88%          4.84%         11/2004    19472.29552         18914.90721
2004-12-31  2005-01-31     4.13%          3.40%         12/2004    20422.16359         19830.53329
2005-01-31  2005-02-28     3.72%          1.91%         01/2005    21266.49077         20505.07202
2005-02-28  2005-03-31     0.60%         -0.23%         02/2005     22058.0475         20897.12186
2005-03-31  2005-04-30    -2.73%         -0.81%         03/2005    22189.97362         20848.39852
2005-04-30  2005-05-31    -1.71%         -1.84%         04/2005    21583.11347         20678.93181
2005-05-31  2005-06-30     1.87%          1.35%         05/2005    21213.72033         20298.06438
2005-06-30  2005-07-31     2.08%          2.83%         06/2005    21609.49869         20572.69895
2005-07-31  2005-08-31     5.62%          3.43%         07/2005     22058.0475          21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005    23298.15305         21881.43987
2005-09-30  2005-10-31     3.16%          2.00%         09/2005    24248.02112         23249.02154
2005-10-31  2005-11-30     2.00%          4.27%         10/2005    25013.19263         23713.49078
2005-11-30  2005-12-31    11.27%         13.52%         11/2005    25514.51189         24726.96291
2005-12-31  2006-01-31     4.28%          3.19%         12/2005    28390.50134         28070.90178
2006-01-31  2006-02-28    -5.97%         -6.51%         01/2006    29604.22165         28965.62742
2006-02-28  2006-03-31     4.45%          4.49%         02/2006    27836.41163         27079.52821
2006-03-31  2006-04-30     2.00%          0.50%         03/2006    29076.51717         28294.28366
2006-04-30  2006-05-31    -7.03%         -8.02%         04/2006     29656.9921         28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006    27572.55938         26153.78472
2006-06-30  2006-07-31    -4.78%         -6.61%         06/2006    26517.15041         25334.67345
2006-07-31  2006-08-31     1.67%          2.66%         07/2006    25250.65964         23659.84185
2006-08-31  2006-09-30    -1.54%         -2.19%         08/2006    25672.82323         24289.11846
2006-09-30  2006-10-31    -0.73%         -0.64%         09/2006    25277.04486         23757.55478
2006-10-31  2006-11-30    -0.63%         -0.84%         10/2006    25092.34829         23605.12794
2006-11-30  2006-12-31     0.85%          0.58%         11/2006    24934.03695         23406.37397
2006-12-31  2007-01-31     2.10%          1.94%         12/2006    25145.11875         23542.69283
2007-01-31  2007-02-28     4.01%          3.95%         01/2007    25672.82323         24000.37275
2007-02-28  2007-03-31    -0.69%         -0.92%         02/2007    26701.84698         24947.40195
2007-03-31  2007-04-30    -1.39%         -1.71%         03/2007    26517.15041         24717.55696
2007-04-30  2007-05-31    -2.02%         -2.38%         04/2007    26147.75727         24294.40116
2007-05-31  2007-06-30     1.65%          0.66%         05/2007    25620.05278         23715.33754
2007-06-30  2007-07-31     0.61%         -0.03%         06/2007    26042.21638         23871.04781
2007-07-31  2007-08-31    -4.23%         -6.09%         07/2007    26200.52772         23864.94367
2007-08-31  2007-09-30    -0.11%         -0.61%         08/2007     25092.3483         22411.08335
2007-09-30  2007-10-31     0.63%          3.62%         09/2007    25065.96307         22275.03884
2007-10-31  2007-11-30    -2.30%         -4.20%         10/2007    25224.27442         23080.52444
2007-11-30  2007-12-31    -6.21%         -5.98%         11/2007    24643.79948         22110.18267
2007-12-31  2008-01-31    -2.85%         -4.91%         12/2007    23113.45647         20787.37617
2008-01-31  2008-02-29    -0.71%          1.10%         01/2008    22453.82586         19766.37958
2008-02-29  2008-03-31     2.01%          0.03%         02/2008    22295.51452         19983.05381
2008-03-31  2008-04-30     0.70%          1.24%         03/2008    22744.06333         19989.52537
2008-04-30  2008-05-31     3.69%          3.08%         04/2008    22902.37468         20237.73298
2008-05-31  2008-06-30    -4.67%         -6.14%         05/2008    23746.70186         20861.33463
2008-06-30  2008-07-31    -2.80%         -3.27%         06/2008    22638.52244         19580.38503
2008-07-31  2008-08-31    -5.52%         -4.42%         07/2008    22005.27706          18939.5221
2008-08-31  2008-09-30    -6.47%         -9.76%         08/2008    20791.55674         18102.73475
2008-09-30  2008-10-31    -7.33%        -10.56%         09/2008     19445.9103          16335.0643
2008-10-31  2008-11-30     2.64%          4.08%         10/2008    18021.10819         14610.87139
2008-11-30  2008-12-31    10.27%          7.79%         11/2008    18496.04223         15207.58848
2008-12-31  2009-01-31    -6.86%         -5.24%         12/2008    20395.77837         16391.82817
2009-01-31  2009-02-28   -12.92%        -13.15%         01/2009    18997.36148         15532.69167
2009-02-28  2009-03-31     4.47%          3.53%         02/2009    16543.53562          13490.5956
2009-03-31  2009-04-30     4.12%          5.12%         03/2009    17282.32191         13966.68196
2009-04-30  2009-05-31    12.32%         12.24%         04/2009    17994.72296          14681.2359
2009-05-31  2009-06-30     6.66%          6.36%         05/2009     20211.0818          16477.8381
2009-06-30  2009-07-31     2.08%          2.50%         06/2009    21556.72824         17526.07854
2009-07-31  2009-08-31     5.28%          5.61%         07/2009    22005.27705         17964.79588
2009-08-31  2009-09-30    -1.03%         -0.39%         08/2009    23166.22692         18971.85596
2009-09-30  2009-10-31    -3.57%         -3.66%         09/2009    22928.75989         18896.95379
2009-10-31  2009-11-30    -4.06%         -3.57%         10/2009    22110.81795         18205.29095
2009-11-30  2009-12-31    -0.37%         -1.87%         11/2009    21213.72032         17554.53077
2009-12-31  2010-01-31     1.37%          2.16%         12/2009    21134.56465         17226.74007
2010-01-31  2010-02-28     1.97%          1.90%         01/2010    21424.80211         17598.31424
2010-02-28  2010-03-31     5.07%          4.55%         02/2010     21846.9657         17932.44578
2010-03-31  2010-04-30     2.99%          2.71%         03/2010    22955.14512         18748.39441
2010-04-30  2010-05-31    -8.37%         -6.94%         04/2010    23641.16094         19256.15939
2010-05-31  2010-06-30     1.58%          0.44%         05/2010    21662.26912         17920.38247
2010-06-30  2010-07-31     1.80%          1.21%         06/2010    22005.27704         17999.54236
2010-07-31  2010-08-31    -2.71%         -2.12%         07/2010     22401.0554         18217.74964
2010-08-31  2010-09-30     4.36%          4.09%         08/2010    21794.19525         17832.12461
2010-09-30  2010-10-31    -2.09%         -0.82%         09/2010    22744.06332         18561.32287
2010-10-31  2010-11-30     2.49%          1.95%         10/2010    22269.12928         18408.83566
2010-11-30  2010-12-31     9.25%         10.09%         11/2010    22823.21899         18767.41745
2010-12-31  2011-01-31     2.33%          1.19%         12/2010    24934.03693         20661.01405
2011-01-31  2011-02-28     4.65%          4.02%         01/2011    25514.51186         20906.71999
2011-02-28  2011-03-31    -6.23%         -6.17%         02/2011    26701.84695         21747.69396
2011-03-31  2011-04-30    -0.53%          0.09%         03/2011    25039.57783         20405.73235
2011-04-30  2011-05-31    -1.69%         -1.49%         04/2011    24907.65171         20424.23355
2011-05-31  2011-06-30     5.06%          3.72%         05/2011    24485.48812         20120.65268
2011-06-30  2011-07-31     3.69%          4.15%         06/2011    25725.59366         20870.11031
2011-07-31  2011-08-31    -2.67%         -4.09%         07/2011    26675.46174         21737.00781
2011-08-31  2011-09-30    -0.51%          0.09%         08/2011    25963.06068         20848.50785
2011-09-30  2011-10-31    -5.11%         -3.69%         09/2011    25831.13456         20867.42386
2011-10-31  2011-11-30     1.61%         -2.71%         10/2011    24511.87334         20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011    24907.65171         19553.25552
2011-12-31  2012-01-31     6.39%          4.10%         12/2011    24775.72559         19858.08869
2012-01-31  2012-02-29     0.10%          1.09%         01/2012    26358.83905         20673.25987
2012-02-29  2012-03-31     2.90%          2.67%         02/2012    26385.22427         20897.89665
2012-03-31  2012-04-30    -2.04%         -1.45%         03/2012    27150.39578         21455.93331
2012-04-30  2012-05-31    -8.33%         -8.30%         04/2012    26596.30607         21145.10649
2012-05-31  2012-06-30     5.30%          4.27%         05/2012    24379.94724         19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012    25672.82322         20216.46374
2012-07-31  2012-08-31     0.11%         -0.57%         07/2012    24802.11082         19900.07911
2012-08-31  2012-09-30     1.38%          2.77%         08/2012    24828.49605         19786.64947
2012-09-30  2012-10-31    -2.10%         -2.16%         09/2012    25171.50396         20333.93316
                                                     10/31/2012    24643.79948          19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.54%      -0.46%     9.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Asia Pacific Small Company Series vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                                       MSCI0 Pacific ex
                                                                  The Asia Pacific       Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     0.96%          2.23%         10/2002           10000                10000
2002-11-30  2002-12-31     1.36%          1.63%         11/2002     10095.89041          10222.94441
2002-12-31  2003-01-31     3.21%          3.70%         12/2002     10232.87671          10389.69329
2003-01-31  2003-02-28     0.65%         -1.56%         01/2003     10561.64383           10774.1636
2003-02-28  2003-03-31    -2.06%         -0.24%         02/2003     10630.13699          10605.86716
2003-03-31  2003-04-30     2.89%          5.52%         03/2003      10410.9589          10580.71942
2003-04-30  2003-05-31    10.23%          7.11%         04/2003     10712.32877          11164.43722
2003-05-31  2003-06-30     4.64%          5.34%         05/2003     11808.21918           11958.2354
2003-06-30  2003-07-31     6.87%          2.28%         06/2003     12356.16438          12596.40774
2003-07-31  2003-08-31     7.16%          4.86%         07/2003     13205.47945          12883.57562
2003-08-31  2003-09-30     8.03%          7.96%         08/2003     14150.68493          13509.07737
2003-09-30  2003-10-31     5.82%          8.26%         09/2003     15287.67123          14584.14338
2003-10-31  2003-11-30     0.76%         -0.44%         10/2003     16178.08219          15788.91371
2003-11-30  2003-12-31     4.45%          6.55%         11/2003     16301.36986          15719.08037
2003-12-31  2004-01-31     6.28%          4.09%         12/2003     17027.39726          16749.07389
2004-01-31  2004-02-29     3.10%          3.02%         01/2004     18095.89041          17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004     18657.53424          17961.48526
2004-03-31  2004-04-30    -7.28%         -5.66%         03/2004     18068.49314          17996.98227
2004-04-30  2004-05-31    -0.74%         -0.45%         04/2004     16753.42465          16979.07901
2004-05-31  2004-06-30     0.41%          0.12%         05/2004     16630.13698          16902.18495
2004-06-30  2004-07-31     1.80%          3.77%         06/2004     16698.63013           16922.1097
2004-07-31  2004-08-31     2.42%          3.29%         07/2004     16999.99999          17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004      17410.9589          18139.16374
2004-09-30  2004-10-31     4.74%          6.40%         09/2004     18479.45205          19221.96752
2004-10-31  2004-11-30     7.29%          7.70%         10/2004     19356.16437          20452.36921
2004-11-30  2004-12-31     2.31%          4.23%         11/2004     20767.12328          22026.32775
2004-12-31  2005-01-31     2.26%          0.87%         12/2004     21246.57533          22957.37457
2005-01-31  2005-02-28     2.90%          3.19%         01/2005     21726.02738          23157.68602
2005-02-28  2005-03-31    -3.37%         -2.84%         02/2005     22356.16437          23895.28867
2005-03-31  2005-04-30    -3.36%         -1.63%         03/2005     21602.73971          23215.91272
2005-04-30  2005-05-31    -2.23%          1.28%         04/2005     20876.71232          22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005     20410.95889           23131.7645
2005-06-30  2005-07-31     3.40%          4.16%         06/2005     21328.76711          24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005     22054.79451          25412.08446
2005-08-31  2005-09-30     3.69%          5.04%         08/2005     22630.13697          25391.96627
2005-09-30  2005-10-31    -5.60%         -5.88%         09/2005     23465.75341          26672.76016
2005-10-31  2005-11-30     2.47%          3.79%         10/2005     22150.68492          25105.66888
2005-11-30  2005-12-31     1.57%          1.96%         11/2005     22698.63012          26057.80112
2005-12-31  2006-01-31     6.77%          5.72%         12/2005      23054.7945          26569.26752
2006-01-31  2006-02-28     1.45%          1.00%         01/2006     24616.43833          28089.73876
2006-02-28  2006-03-31     5.10%          4.23%         02/2006     24972.60272          28371.87709
2006-03-31  2006-04-30     5.74%          6.45%         03/2006     26246.57533          29573.16543
2006-04-30  2006-05-31    -5.68%         -5.11%         04/2006     27753.42464          31480.62173
2006-05-31  2006-06-30    -0.63%         -1.22%         05/2006     26178.08218          29873.19735
2006-06-30  2006-07-31     1.95%          1.03%         06/2006     26013.69863          29509.32885
2006-07-31  2006-08-31     2.48%          3.26%         07/2006     26520.54794          29812.16571
2006-08-31  2006-09-30     1.06%          1.65%         08/2006     27178.08219          30784.60958
2006-09-30  2006-10-31     8.23%          6.97%         09/2006     27465.75342          31293.56121
2006-10-31  2006-11-30     5.58%          6.08%         10/2006     29726.02739          33475.41808
2006-11-30  2006-12-31     2.88%          3.73%         11/2006     31383.56164          35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006     32287.67123          36835.73688
2007-01-31  2007-02-28     2.69%          1.91%         01/2007     33123.28767          37771.32964
2007-02-28  2007-03-31     5.24%          5.16%         02/2007     34013.69862          38491.52928
2007-03-31  2007-04-30     7.00%          6.93%         03/2007     35794.52054          40477.38445
2007-04-30  2007-05-31     8.58%          3.93%         04/2007     38301.36985          43284.20999
2007-05-31  2007-06-30     4.12%          2.60%         05/2007     41589.04108          44983.41006
2007-06-30  2007-07-31     1.58%         -0.03%         06/2007     43301.36985          46153.21619
2007-07-31  2007-08-31    -7.44%         -6.44%         07/2007     43986.30135          46140.90182
2007-08-31  2007-09-30    11.71%          8.87%         08/2007     40712.32875          43171.53026
2007-09-30  2007-10-31     8.77%          6.84%         09/2007     45479.45203          47002.60658
2007-10-31  2007-11-30    -6.59%         -8.03%         10/2007     49465.75341          50215.50421
2007-11-30  2007-12-31    -1.69%         -1.38%         11/2007     46205.47942          46181.72607
2007-12-31  2008-01-31   -10.04%        -13.40%         12/2007      45424.6575          45546.18965
2008-01-31  2008-02-29     3.08%          5.94%         01/2008     40863.01367          39443.03773
2008-02-29  2008-03-31    -4.85%         -6.31%         02/2008     42123.28764          41786.09735
2008-03-31  2008-04-30     7.01%          6.69%         03/2008     40082.19175          39150.03399
2008-04-30  2008-05-31     4.38%          1.08%         04/2008     42890.41093          41769.12844
2008-05-31  2008-06-30    -9.82%        -11.19%         05/2008     44767.12325           42219.7361
2008-06-30  2008-07-31    -5.87%         -4.60%         06/2008     40369.86297           37496.3338
2008-07-31  2008-08-31    -6.99%         -8.12%         07/2008     37999.99995          35772.06782
2008-08-31  2008-09-30   -17.17%        -19.52%         08/2008     35342.46571          32866.37089
2008-09-30  2008-10-31   -33.22%        -35.32%         09/2008     29273.97257          26450.30161
2008-10-31  2008-11-30    -9.60%        -10.91%         10/2008     19547.94518          17107.99184
2008-11-30  2008-12-31    10.93%         11.62%         11/2008     17671.23285          15240.90591
2008-12-31  2009-01-31   -12.30%        -11.01%         12/2008      19602.7397           17011.6769
2009-01-31  2009-02-28    -5.50%         -6.21%         01/2009      17191.7808          15138.38093
2009-02-28  2009-03-31    15.51%         14.33%         02/2009     16246.57532          14198.33404
2009-03-31  2009-04-30    14.96%         17.90%         03/2009     18767.12326           16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009     21575.34243           19138.9839
2009-05-31  2009-06-30     0.81%          2.82%         05/2009     27150.68488           23727.9327
2009-06-30  2009-07-31    14.46%         14.44%         06/2009     27369.86296          24395.89769
2009-07-31  2009-08-31     4.55%          5.14%         07/2009     31328.76705          27918.80754
2009-08-31  2009-09-30     7.82%          8.38%         08/2009     32753.42459          29353.56318
2009-09-30  2009-10-31     2.25%          2.40%         09/2009     35315.06842          31812.29559
2009-10-31  2009-11-30     4.67%          2.88%         10/2009     36109.58897          32574.95601
2009-11-30  2009-12-31     2.65%          4.00%         11/2009     37794.52047          33511.53396
2009-12-31  2010-01-31    -5.40%         -6.39%         12/2009     38794.52047          34850.68161
2010-01-31  2010-02-28     1.79%          1.25%         01/2010     36698.63008          32622.21372
2010-02-28  2010-03-31     8.25%          8.24%         02/2010     37356.16432          33031.08649
2010-03-31  2010-04-30     1.39%          2.80%         03/2010      40438.3561          35753.24456
2010-04-30  2010-05-31   -13.83%        -15.10%         04/2010     40999.99993          36753.03781
2010-05-31  2010-06-30    -1.20%         -0.57%         05/2010     35328.76706          31203.76406
2010-06-30  2010-07-31    11.11%         10.17%         06/2010     34904.10953           31025.8813
2010-07-31  2010-08-31    -0.11%         -0.22%         07/2010     38780.82186          34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010     38739.72596          34106.50072
2010-09-30  2010-10-31     4.33%          4.44%         09/2010     44616.43827          39227.22466
2010-10-31  2010-11-30    -1.32%         -1.34%         10/2010     46547.94513          40968.50656
2010-11-30  2010-12-31     9.81%         10.09%         11/2010     45931.50678          40421.36451
2010-12-31  2011-01-31    -2.12%         -2.91%         12/2010     50438.35609          44501.01994
2011-01-31  2011-02-28     0.64%          0.55%         01/2011     49369.86294          43206.90568
2011-02-28  2011-03-31     2.12%          3.07%         02/2011     49684.93144          43443.45509
2011-03-31  2011-04-30     4.27%          4.05%         03/2011     50739.72597          44776.95098
2011-04-30  2011-05-31    -2.95%         -2.29%         04/2011     52904.10953          46588.20093
2011-05-31  2011-06-30    -3.36%         -3.56%         05/2011      51342.4657          45521.78147
2011-06-30  2011-07-31     1.66%          1.48%         06/2011     49616.43831          43902.98932
2011-07-31  2011-08-31    -6.95%         -6.96%         07/2011     50438.35613          44550.56657
2011-08-31  2011-09-30   -18.65%        -18.18%         08/2011     46931.50683          41451.93249
2011-09-30  2011-10-31    15.64%         16.38%         09/2011     38178.08217          33915.26065
2011-10-31  2011-11-30    -2.67%         -6.82%         10/2011     44150.68491          39471.81922
2011-11-30  2011-12-31    -5.83%         -3.21%         11/2011     42972.60272          36780.00112
2011-12-31  2012-01-31    10.36%         10.38%         12/2011     40465.75341          35600.90329
2012-01-31  2012-02-29     7.55%          7.78%         01/2012     44657.53422          39297.23236
2012-02-29  2012-03-31    -1.43%         -3.13%         02/2012     48027.39723          42352.65578
2012-03-31  2012-04-30    -0.41%          0.54%         03/2012     47342.46573          41026.60855
2012-04-30  2012-05-31   -12.46%        -12.98%         04/2012     47150.68491           41248.3563
2012-05-31  2012-06-30     2.12%          1.40%         05/2012     41273.97258          35894.03867
2012-06-30  2012-07-31     1.49%          3.29%         06/2012     42150.68492          36396.50327
2012-07-31  2012-08-31     3.36%          1.60%         07/2012      42780.8219          37593.17588
2012-08-31  2012-09-30     4.96%          5.32%         08/2012     44219.17807          38194.19868
2012-09-30  2012-10-31     2.24%          2.06%         09/2012     46410.95889          40226.10709
                                                     10/31/2012     47452.05477           41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.48%      -0.83%     16.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The United Kingdom Small Company Series vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The United Kingdom     MSCI UK Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     3.38%          1.85%         10/2002           10000                10000
2002-11-30  2002-12-31    -0.24%         -2.90%         11/2002     10337.55274          10184.73327
2002-12-31  2003-01-31    -2.37%         -7.52%         12/2002     10312.23629          9889.741677
2003-01-31  2003-02-28    -3.35%         -2.90%         01/2003     10067.51055           9146.50954
2003-02-28  2003-03-31    -0.87%         -0.12%         02/2003     9729.957808          8880.979174
2003-03-31  2003-04-30     9.45%         13.39%         03/2003     9645.569623          8870.105074
2003-04-30  2003-05-31    11.99%         14.56%         04/2003     10556.96203          10057.78446
2003-05-31  2003-06-30     5.71%          3.29%         05/2003     11822.78481          11522.12121
2003-06-30  2003-07-31     3.98%          6.33%         06/2003      12497.8903          11901.70319
2003-07-31  2003-08-31     4.22%          4.76%         07/2003     12995.78059          12654.92432
2003-08-31  2003-09-30     3.93%          2.62%         08/2003      13544.3038          13257.17248
2003-09-30  2003-10-31     5.70%          8.11%         09/2003     14075.94937          13605.01726
2003-10-31  2003-11-30     0.51%          0.83%         10/2003     14877.63713          14708.35915
2003-11-30  2003-12-31     5.59%          5.61%         11/2003      14953.5865          14830.88245
2003-12-31  2004-01-31     7.43%          8.47%         12/2003     15789.02954          15662.49826
2004-01-31  2004-02-29     5.82%          6.77%         01/2004     16962.02532          16989.77076
2004-02-29  2004-03-31    -1.36%         -0.38%         02/2004     17949.36709          18140.78167
2004-03-31  2004-04-30    -3.57%         -3.48%         03/2004     17704.64135          18071.61733
2004-04-30  2004-05-31     0.15%         -0.06%         04/2004     17071.72996          17442.81614
2004-05-31  2004-06-30     3.41%          3.47%         05/2004     17097.04641          17432.82714
2004-06-30  2004-07-31    -3.68%         -4.53%         06/2004     17679.32489          18037.60416
2004-07-31  2004-08-31    -0.69%         -1.37%         07/2004     17029.53587          17221.28795
2004-08-31  2004-09-30     2.84%          3.29%         08/2004      16911.3924          16985.59814
2004-09-30  2004-10-31     3.15%          3.81%         09/2004     17392.40506          17543.84412
2004-10-31  2004-11-30     8.09%          8.09%         10/2004     17940.92826          18211.46333
2004-11-30  2004-12-31     4.13%          5.77%         11/2004     19392.40506          19683.89242
2004-12-31  2005-01-31     2.84%          2.25%         12/2004     20194.09282          20819.35084
2005-01-31  2005-02-28     3.41%          2.37%         01/2005     20767.93248          21286.81073
2005-02-28  2005-03-31    -2.24%         -1.25%         02/2005     21476.79324          21790.68621
2005-03-31  2005-04-30    -3.38%         -4.52%         03/2005     20995.78058          21518.58081
2005-04-30  2005-05-31    -1.96%         -0.89%         04/2005     20286.91983          20545.98101
2005-05-31  2005-06-30     1.91%          1.54%         05/2005     19890.29536           20363.7766
2005-06-30  2005-07-31     1.96%          2.97%         06/2005     20270.04219          20677.10243
2005-07-31  2005-08-31     5.63%          4.84%         07/2005     20666.66666          21291.23624
2005-08-31  2005-09-30    -1.12%          0.17%         08/2005     21831.22362           22321.6205
2005-09-30  2005-10-31    -2.81%         -3.05%         09/2005     21586.49788          22360.43851
2005-10-31  2005-11-30     4.34%          4.99%         10/2005     20978.90295          21679.54278
2005-11-30  2005-12-31     4.39%          4.32%         11/2005     21890.29534          22761.64224
2005-12-31  2006-01-31     7.83%          8.14%         12/2005     22852.32066          23745.11614
2006-01-31  2006-02-28     1.37%          1.57%         01/2006      24641.3502          25678.80942
2006-02-28  2006-03-31     1.66%          2.02%         02/2006     24978.90294          26081.40403
2006-03-31  2006-04-30     5.05%          5.29%         03/2006     25392.40506           26609.0508
2006-04-30  2006-05-31    -2.02%         -2.22%         04/2006     26675.10548          28017.24683
2006-05-31  2006-06-30    -0.03%         -0.85%         05/2006     26135.02109          27395.40001
2006-06-30  2006-07-31     0.71%         -0.78%         06/2006     26126.58227          27162.87127
2006-07-31  2006-08-31     4.20%          3.60%         07/2006     26312.23628          26951.71141
2006-08-31  2006-09-30     2.92%          2.93%         08/2006     27417.72151          27921.52946
2006-09-30  2006-10-31     5.68%          5.73%         09/2006     28219.40928          28740.12164
2006-10-31  2006-11-30     6.28%          6.48%         10/2006      29822.7848          30386.15702
2006-11-30  2006-12-31     5.46%          4.69%         11/2006     31696.20252          32355.38079
2006-12-31  2007-01-31     0.71%         -0.23%         12/2006     33426.16032          33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007     33662.44723          33794.55537
2007-02-28  2007-03-31     4.71%          4.14%         02/2007     33654.00842          33900.02177
2007-03-31  2007-04-30     3.45%          4.96%         03/2007      35240.5063          35302.18758
2007-04-30  2007-05-31     1.34%          0.64%         04/2007     36455.69619          37054.44065
2007-05-31  2007-06-30    -3.65%         -2.91%         05/2007     36945.14767          37292.47839
2007-06-30  2007-07-31    -0.52%         -0.56%         06/2007      35594.9367          36207.10124
2007-07-31  2007-08-31    -0.57%         -3.67%         07/2007     35409.28269          36003.55839
2007-08-31  2007-09-30    -3.45%         -5.67%         08/2007     35206.75106           34683.7346
2007-09-30  2007-10-31     7.99%         10.99%         09/2007     33991.56119          32718.25112
2007-10-31  2007-11-30   -11.56%        -11.57%         10/2007     36708.86077          36313.48132
2007-11-30  2007-12-31    -5.28%         -5.02%         11/2007     32464.13503          32111.56657
2007-12-31  2008-01-31    -6.72%         -8.05%         12/2007     30751.05486           30499.3662
2008-01-31  2008-02-29     1.47%          3.39%         01/2008     28683.54431          28045.22453
2008-02-29  2008-03-31    -0.38%         -1.26%         02/2008     29105.48524          28995.40235
2008-03-31  2008-04-30     1.69%          1.86%         03/2008      28995.7806          28630.99404
2008-04-30  2008-05-31     0.29%          0.47%         04/2008     29485.23207          29163.51692
2008-05-31  2008-06-30    -7.96%         -6.84%         05/2008     29569.62026          29301.51708
2008-06-30  2008-07-31    -3.50%         -3.99%         06/2008     27215.18989          27298.28546
2008-07-31  2008-08-31    -1.61%         -2.62%         07/2008     26261.60339           26209.1302
2008-08-31  2008-09-30   -15.45%        -18.39%         08/2008     25839.66246          25523.09577
2008-09-30  2008-10-31   -26.84%        -27.75%         09/2008     21848.10127          20829.83263
2008-10-31  2008-11-30    -7.07%         -9.27%         10/2008     15983.12237          15050.14501
2008-11-30  2008-12-31    -2.22%         -2.54%         11/2008     14852.32068          13654.45043
2008-12-31  2009-01-31    -2.44%         -0.55%         12/2008     14523.20676          13308.06844
2009-01-31  2009-02-28    -4.11%         -3.32%         01/2009     14168.77638           13235.0837
2009-02-28  2009-03-31     4.35%          5.80%         02/2009     13586.49789          12796.33037
2009-03-31  2009-04-30    20.95%         22.97%         03/2009     14177.21519          13538.45221
2009-04-30  2009-05-31    10.24%         10.56%         04/2009     17147.67933          16648.44171
2009-05-31  2009-06-30     0.49%          0.71%         05/2009     18902.95359          18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009     18995.78059          18536.80413
2009-07-31  2009-08-31     7.81%          9.64%         07/2009     20641.35021          20242.59082
2009-08-31  2009-09-30     2.92%          2.31%         08/2009     22253.16456          22194.30581
2009-09-30  2009-10-31     0.15%          0.14%         09/2009     22902.95359          22706.30182
2009-10-31  2009-11-30    -0.29%         -1.04%         10/2009     22936.70886          22739.17824
2009-11-30  2009-12-31     2.10%          2.47%         11/2009     22869.19831          22502.57727
2009-12-31  2010-01-31    -0.98%         -0.46%         12/2009     23350.21097          23058.42647
2010-01-31  2010-02-28    -3.43%         -4.48%         01/2010     23122.36287          22951.40342
2010-02-28  2010-03-31     8.39%          8.81%         02/2010     22329.11393          21923.41454
2010-03-31  2010-04-30     3.70%          3.99%         03/2010     24202.53165           23855.6759
2010-04-30  2010-05-31   -11.30%        -12.02%         04/2010     25097.04642          24807.83622
2010-05-31  2010-06-30     1.90%          0.43%         05/2010     22261.60339          21825.88192
2010-06-30  2010-07-31    13.50%         12.03%         06/2010     22683.54431          21920.17077
2010-07-31  2010-08-31    -3.67%         -2.72%         07/2010     25746.83545          24556.84503
2010-08-31  2010-09-30    10.68%         11.02%         08/2010     24801.68777          23889.83015
2010-09-30  2010-10-31     5.23%          4.26%         09/2010      27451.4768          26521.98383
2010-10-31  2010-11-30    -4.91%         -4.16%         10/2010     28886.07596          27652.52891
2010-11-30  2010-12-31    10.23%         10.46%         11/2010     27468.35445          26500.89745
2010-12-31  2011-01-31     1.45%          0.97%         12/2010     30278.48103          29273.77513
2011-01-31  2011-02-28     3.02%          2.64%         01/2011      30717.2996          29556.91796
2011-02-28  2011-03-31    -1.84%         -1.73%         02/2011     31645.56964          30336.40823
2011-03-31  2011-04-30     8.86%          9.17%         03/2011     31063.29116          29812.97875
2011-04-30  2011-05-31    -0.60%         -1.27%         04/2011     33814.34601          32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011     33611.81436           32133.8104
2011-06-30  2011-07-31    -0.65%         -0.28%         06/2011     32540.08441          31051.37887
2011-07-31  2011-08-31    -9.97%        -10.20%         07/2011     32329.11394          30965.45914
2011-08-31  2011-09-30   -10.09%        -10.55%         08/2011     29105.48524          27806.69897
2011-09-30  2011-10-31    10.61%         10.93%         09/2011     26168.77639           24874.3008
2011-10-31  2011-11-30    -3.03%         -3.88%         10/2011      28945.1477          27592.49812
2011-11-30  2011-12-31    -3.10%         -3.34%         11/2011     28067.51056          26521.47755
2011-12-31  2012-01-31     8.84%         10.15%         12/2011     27198.31226          25636.24738
2012-01-31  2012-02-29     8.15%          9.29%         01/2012     29603.37555          28237.12768
2012-02-29  2012-03-31     2.19%          0.33%         02/2012     32016.87766          30859.75401
2012-03-31  2012-04-30     1.73%          1.70%         03/2012      32717.2996          30961.08612
2012-04-30  2012-05-31   -11.26%        -12.39%         04/2012     33282.70044          31488.06169
2012-05-31  2012-06-30     4.91%          4.76%         05/2012       29535.865          27586.66253
2012-06-30  2012-07-31     1.69%          1.82%         06/2012     30987.34179          28900.19337
2012-07-31  2012-08-31     5.49%          5.29%         07/2012     31510.54854          29426.59945
2012-08-31  2012-09-30     5.15%          5.34%         08/2012     33240.50634          30984.44922
2012-09-30  2012-10-31     2.20%          2.07%         09/2012     34953.58652          32637.78817
                                                     10/31/2012     35721.51901          33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         23.41%     -0.54%     13.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Continental Small Company Series vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                The Continental Small     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Company Series     Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------------
2002-10-31  2002-11-30     5.55%          5.48%         10/2002            10000                   10000
2002-11-30  2002-12-31     1.83%         -2.35%         11/2002      10554.66238              10548.1194
2002-12-31  2003-01-31    -0.67%         -1.33%         12/2002      10747.58843             10300.47589
2003-01-31  2003-02-28    -2.94%         -4.40%         01/2003      10675.24116               10163.741
2003-02-28  2003-03-31    -0.62%         -0.23%         02/2003      10361.73634              9716.82901
2003-03-31  2003-04-30    12.49%         14.70%         03/2003      10297.42765             9694.149111
2003-04-30  2003-05-31    10.20%          9.83%         04/2003      11583.60129              11119.0498
2003-05-31  2003-06-30     1.64%          1.49%         05/2003      12765.27332             12212.14227
2003-06-30  2003-07-31     3.53%          3.56%         06/2003      12974.27653             12393.71256
2003-07-31  2003-08-31     2.21%          2.88%         07/2003      13432.47589             12834.98735
2003-08-31  2003-09-30     5.15%          5.67%         08/2003      13729.90354             13204.94501
2003-09-30  2003-10-31     6.18%          8.35%         09/2003      14437.29904             13953.64386
2003-10-31  2003-11-30     5.24%          5.32%         10/2003        15329.582             15119.23334
2003-11-30  2003-12-31     6.23%          5.23%         11/2003      16133.44052             15923.77981
2003-12-31  2004-01-31     4.83%          5.03%         12/2003      17138.26367             16756.77447
2004-01-31  2004-02-29     3.36%          3.37%         01/2004      17966.23796             17599.60146
2004-02-29  2004-03-31    -2.03%         -3.45%         02/2004      18569.13185             18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004      18191.31834             17565.51607
2004-04-30  2004-05-31     1.12%          0.32%         04/2004      17974.27654             17288.89996
2004-05-31  2004-06-30     3.01%          3.57%         05/2004      18175.24117             17343.96099
2004-06-30  2004-07-31    -3.22%         -4.02%         06/2004      18721.86496             17962.61095
2004-07-31  2004-08-31     0.62%          0.32%         07/2004      18118.97107             17240.78711
2004-08-31  2004-09-30     5.20%          5.58%         08/2004      18231.51126             17295.45485
2004-09-30  2004-10-31     3.77%          4.24%         09/2004      19180.06431             18259.67829
2004-10-31  2004-11-30    10.70%         11.10%         10/2004      19903.53698               19033.679
2004-11-30  2004-12-31     5.18%          5.00%         11/2004      22033.76207             21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004      23175.24117             22203.35873
2005-01-31  2005-02-28     6.43%          7.01%         01/2005      23504.82316             22452.31322
2005-02-28  2005-03-31    -2.73%         -2.55%         02/2005      25016.07718             24025.35429
2005-03-31  2005-04-30    -2.64%         -2.94%         03/2005      24332.79744             23411.81715
2005-04-30  2005-05-31     0.27%          1.42%         04/2005      23689.71063             22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005      23754.01931              23046.7101
2005-06-30  2005-07-31     6.23%          6.86%         06/2005      24397.10613             23784.26566
2005-07-31  2005-08-31     3.38%          2.84%         07/2005      25916.39874             25416.03849
2005-08-31  2005-09-30     2.55%          3.41%         08/2005      26792.60453             26137.73122
2005-09-30  2005-10-31    -4.94%         -6.90%         09/2005      27475.88427             27030.24424
2005-10-31  2005-11-30     0.37%          1.28%         10/2005      26117.36336             25164.72424
2005-11-30  2005-12-31     5.18%          5.80%         11/2005      26213.82639             25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005      27572.34728             26962.59783
2006-01-31  2006-02-28     2.90%          2.82%         01/2006      30217.04182             29971.15851
2006-02-28  2006-03-31     6.46%          6.46%         02/2006      31093.24762             30817.39404
2006-03-31  2006-04-30     6.90%          7.09%         03/2006      33102.89392             32808.37452
2006-04-30  2006-05-31    -4.79%         -5.14%         04/2006      35385.85213              35133.1297
2006-05-31  2006-06-30    -1.86%         -2.28%         05/2006      33689.71065             33327.25914
2006-06-30  2006-07-31    -0.22%         -1.09%         06/2006        33062.701             32567.81027
2006-07-31  2006-08-31     2.66%          2.35%         07/2006      32990.35373             32211.48678
2006-08-31  2006-09-30     1.35%          1.05%         08/2006      33866.55951             32969.36247
2006-09-30  2006-10-31     5.04%          5.34%         09/2006      34324.75886             33315.32925
2006-10-31  2006-11-30     6.96%          7.00%         10/2006      36053.05469             35095.89795
2006-11-30  2006-12-31     4.77%          4.72%         11/2006      38561.09328             37551.88191
2006-12-31  2007-01-31     4.64%          3.20%         12/2006      40401.92929             39323.27377
2007-01-31  2007-02-28     0.17%          0.43%         01/2007      42274.91964             40582.59809
2007-02-28  2007-03-31     5.85%          5.32%         02/2007      42347.26691             40756.26296
2007-03-31  2007-04-30     5.27%          6.05%         03/2007      44823.15116             42923.45286
2007-04-30  2007-05-31     1.94%          1.74%         04/2007      47186.49521             45521.16427
2007-05-31  2007-06-30    -1.09%         -0.96%         05/2007      48102.89393             46314.80908
2007-06-30  2007-07-31    -0.54%         -0.73%         06/2007       47580.3859             45872.16695
2007-07-31  2007-08-31    -3.55%         -4.53%         07/2007      47323.15118             45536.38588
2007-08-31  2007-09-30     2.24%          1.99%         08/2007      45643.08687             43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007      46663.98719             44340.52536
2007-10-31  2007-11-30    -7.38%         -7.15%         10/2007      48914.79105              46993.8839
2007-11-30  2007-12-31    -1.92%         -2.03%         11/2007      45305.46629             43631.74618
2007-12-31  2008-01-31    -9.52%        -12.04%         12/2007      44437.29909             42747.93808
2008-01-31  2008-02-29     4.30%          6.05%         01/2008      40209.00326             37600.02267
2008-02-29  2008-03-31     3.18%          2.03%         02/2008      41937.29908             39875.47704
2008-03-31  2008-04-30     1.21%          1.71%         03/2008      43271.70422             40686.35254
2008-04-30  2008-05-31     1.93%          1.55%         04/2008      43794.21227             41381.35231
2008-05-31  2008-06-30    -8.43%         -9.24%         05/2008      44638.26373             42024.81106
2008-06-30  2008-07-31    -5.29%         -5.68%         06/2008      40876.20585               38141.055
2008-07-31  2008-08-31    -2.72%         -2.73%         07/2008      38713.82641             35975.57986
2008-08-31  2008-09-30   -17.40%        -20.70%         08/2008      37660.77175              34993.1562
2008-09-30  2008-10-31   -26.69%        -28.14%         09/2008       31109.3248             27748.03106
2008-10-31  2008-11-30    -7.79%         -8.29%         10/2008      22805.46627             19940.70552
2008-11-30  2008-12-31    10.44%          9.24%         11/2008      21028.93893             18287.65983
2008-12-31  2009-01-31   -11.35%         -8.98%         12/2008       23223.4727             19977.57567
2009-01-31  2009-02-28    -8.63%         -8.80%         01/2009      20586.81675             18183.55312
2009-02-28  2009-03-31     7.26%          7.73%         02/2009      18810.28942             16582.57441
2009-03-31  2009-04-30    16.37%         20.82%         03/2009      20176.84891             17864.77253
2009-04-30  2009-05-31    14.48%         14.93%         04/2009      23480.70744             21583.40132
2009-05-31  2009-06-30    -1.23%         -1.28%         05/2009      26881.02899             24805.40199
2009-06-30  2009-07-31     7.96%          8.98%         06/2009        26551.447             24487.43905
2009-07-31  2009-08-31     8.38%         10.26%         07/2009      28665.59491             26685.87974
2009-08-31  2009-09-30     8.56%          9.58%         08/2009      31069.13189             29424.58439
2009-09-30  2009-10-31    -2.79%         -2.73%         09/2009       33729.9036             32244.66525
2009-10-31  2009-11-30     3.04%          2.06%         10/2009      32789.38913             31364.64914
2009-11-30  2009-12-31    -0.31%          0.45%         11/2009       33786.1737             32009.47746
2009-12-31  2010-01-31    -1.65%         -1.33%         12/2009      33681.67209             32153.78839
2010-01-31  2010-02-28    -2.11%         -2.85%         01/2010      33127.00971              31725.0131
2010-02-28  2010-03-31     7.44%          8.11%         02/2010      32427.65281             30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010      34839.22837             33321.86211
2010-04-30  2010-05-31   -14.21%        -15.47%         04/2010      34509.64637              33111.4966
2010-05-31  2010-06-30    -0.62%         -1.49%         05/2010      29606.10938             27989.11207
2010-06-30  2010-07-31    11.97%         11.98%         06/2010      29421.22193             27570.69336
2010-07-31  2010-08-31    -4.56%         -4.75%         07/2010      32942.12225             30874.03721
2010-08-31  2010-09-30    13.76%         15.43%         08/2010      31438.90682             29406.79431
2010-09-30  2010-10-31     5.78%          6.42%         09/2010      35763.66567             33944.46414
2010-10-31  2010-11-30    -7.76%         -7.58%         10/2010      37829.58208              36122.0978
2010-11-30  2010-12-31    12.97%         14.00%         11/2010      34895.49848             33385.52507
2010-12-31  2011-01-31     2.85%          2.26%         12/2010      39421.22197             38059.63329
2011-01-31  2011-02-28     1.72%          1.70%         01/2011      40546.62391             38920.23437
2011-02-28  2011-03-31     3.37%          3.37%         02/2011      41245.98082             39580.17969
2011-03-31  2011-04-30     6.77%          6.99%         03/2011      42636.65605             40915.82839
2011-04-30  2011-05-31    -3.37%         -3.81%         04/2011      45522.50815             43773.90829
2011-05-31  2011-06-30    -3.22%         -3.23%         05/2011      43987.13836             42104.23024
2011-06-30  2011-07-31    -5.65%         -6.07%         06/2011      42572.34736             40744.73056
2011-07-31  2011-08-31   -10.27%        -10.45%         07/2011      40168.81038             38271.79312
2011-08-31  2011-09-30   -15.05%        -15.02%         08/2011      36045.01615             34273.42512
2011-09-30  2011-10-31    10.27%         10.96%         09/2011      30618.97113             29124.54759
2011-10-31  2011-11-30    -6.60%         -7.81%         10/2011      33762.05795             32316.29841
2011-11-30  2011-12-31    -3.93%         -3.40%         11/2011      31535.36984             29790.89992
2011-12-31  2012-01-31     9.53%          9.92%         12/2011      30297.42772              28778.2188
2012-01-31  2012-02-29     6.42%          7.67%         01/2012      33183.27982             31632.41729
2012-02-29  2012-03-31     0.18%         -0.81%         02/2012       35313.5049             34060.10035
2012-03-31  2012-04-30    -2.32%         -1.67%         03/2012      35377.81357             33784.16926
2012-04-30  2012-05-31   -13.65%        -13.71%         04/2012      34557.87788             33220.96598
2012-05-31  2012-06-30     4.39%          4.93%         05/2012      29839.22836               28665.408
2012-06-30  2012-07-31    -1.01%         -0.36%         06/2012      31149.51774             30077.80583
2012-07-31  2012-08-31     4.56%          4.36%         07/2012      30836.01292             29970.97203
2012-08-31  2012-09-30     5.29%          5.38%         08/2012      32242.76534             31277.87995
2012-09-30  2012-10-31     1.73%          1.72%         09/2012       33946.9454             32961.53496
                                                     10/31/2012      34533.76213             33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         2.29%      -6.73%     13.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.) April 2, 2007 - October 31, 2012

                                                                The Canadian Small  MSCI Canada Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2007-04-02  2007-04-30     7.10%          4.87%         04/2007          10000               10000
2007-04-30  2007-05-31     6.63%          8.05%         04/2007          10710         10486.77368
2007-05-31  2007-06-30    -0.44%         -0.23%         05/2007          11420         11331.42466
2007-06-30  2007-07-31    -0.62%         -2.49%         06/2007          11370         11305.55009
2007-07-31  2007-08-31    -6.55%         -6.21%         07/2007          11300         11024.39939
2007-08-31  2007-09-30    11.08%         12.19%         08/2007          10560         10339.56745
2007-09-30  2007-10-31    10.83%         10.79%         09/2007          11730          11599.6882
2007-10-31  2007-11-30   -15.23%        -15.90%         10/2007          13000         12851.68118
2007-11-30  2007-12-31     3.72%          2.78%         11/2007          11020         10808.72481
2007-12-31  2008-01-31    -9.45%         -9.02%         12/2007          11430          11109.2109
2008-01-31  2008-02-29     7.83%          9.54%         01/2008          10350         10107.38383
2008-02-29  2008-03-31    -7.80%         -7.88%         02/2008          11160         11071.34919
2008-03-31  2008-04-30     2.43%          3.48%         03/2008          10290         10199.20416
2008-04-30  2008-05-31     5.69%          5.21%         04/2008          10540         10554.52665
2008-05-31  2008-06-30    -4.67%         -3.42%         05/2008          11140          11104.0776
2008-06-30  2008-07-31    -8.57%         -8.85%         06/2008          10620         10724.57524
2008-07-31  2008-08-31    -4.12%         -2.51%         07/2008           9710         9775.009579
2008-08-31  2008-09-30   -22.77%        -21.23%         08/2008    9309.999999         9529.518204
2008-09-30  2008-10-31   -33.24%        -33.24%         09/2008    7189.999999         7506.377885
2008-10-31  2008-11-30   -12.92%         -9.02%         10/2008    4799.999999         5011.499724
2008-11-30  2008-12-31     7.66%          4.95%         11/2008           4180         4559.689916
2008-12-31  2009-01-31     0.67%          1.01%         12/2008           4500         4785.305837
2009-01-31  2009-02-28    -9.05%         -7.85%         01/2009           4530         4833.486093
2009-02-28  2009-03-31     6.31%          5.72%         02/2009           4120         4453.869096
2009-03-31  2009-04-30    21.00%         16.08%         03/2009    4379.999999         4708.454728
2009-04-30  2009-05-31    19.62%         21.15%         04/2009    5299.999999         5465.620997
2009-05-31  2009-06-30    -6.15%         -6.06%         05/2009    6339.999999         6621.522975
2009-06-30  2009-07-31    12.61%         12.46%         06/2009    5949.999997          6220.34334
2009-07-31  2009-08-31     3.28%          3.78%         07/2009    6699.999997         6995.572294
2009-08-31  2009-09-30    14.31%         12.36%         08/2009    6919.999997         7259.669592
2009-09-30  2009-10-31    -1.90%          0.66%         09/2009    7909.999998         8156.867881
2009-10-31  2009-11-30     8.51%          8.39%         10/2009    7759.999998         8210.753872
2009-11-30  2009-12-31     6.41%          5.88%         11/2009    8419.999999          8899.59917
2009-12-31  2010-01-31    -4.69%         -4.16%         12/2009    8959.999999         9422.869902
2010-01-31  2010-02-28     5.97%          6.65%         01/2010    8539.999998         9031.077115
2010-02-28  2010-03-31     7.96%          8.53%         02/2010    9049.999999         9631.720335
2010-03-31  2010-04-30     3.58%          4.17%         03/2010    9769.999998         10453.69655
2010-04-30  2010-05-31    -9.58%         -8.82%         04/2010          10120          10889.8098
2010-05-31  2010-06-30    -4.59%         -4.69%         05/2010    9149.999995         9929.203615
2010-06-30  2010-07-31     8.13%          8.14%         06/2010    8729.999995         9463.812385
2010-07-31  2010-08-31    -1.17%         -0.31%         07/2010    9439.999995         10233.78741
2010-08-31  2010-09-30    11.79%         10.95%         08/2010    9329.999997          10202.0054
2010-09-30  2010-10-31     6.52%          6.06%         09/2010          10430         11318.75956
2010-10-31  2010-11-30     4.86%          4.21%         10/2010          11110         12004.30943
2010-11-30  2010-12-31    10.21%          9.20%         11/2010          11650         12509.34187
2010-12-31  2011-01-31    -0.47%         -1.17%         12/2010          12840          13659.8773
2011-01-31  2011-02-28     6.89%          6.61%         01/2011          12780         13499.73406
2011-02-28  2011-03-31     0.15%          0.03%         02/2011          13660         14392.30001
2011-03-31  2011-04-30     1.90%          3.03%         03/2011          13680         14395.94428
2011-04-30  2011-05-31    -4.16%         -4.02%         04/2011          13940         14832.50041
2011-05-31  2011-06-30    -5.54%         -5.10%         05/2011          13360         14235.57776
2011-06-30  2011-07-31     1.51%          2.65%         06/2011          12620         13509.81758
2011-07-31  2011-08-31    -7.57%         -5.95%         07/2011          12810         13867.52148
2011-08-31  2011-09-30   -18.92%        -18.31%         08/2011          11840         13042.66675
2011-09-30  2011-10-31    16.04%         14.26%         09/2011           9600         10655.15835
2011-10-31  2011-11-30    -3.50%         -2.61%         10/2011          11140         12174.40656
2011-11-30  2011-12-31    -1.58%         -2.06%         11/2011          10750         11856.58095
2011-12-31  2012-01-31     8.60%          8.20%         12/2011          10580         11612.51227
2012-01-31  2012-02-29     3.83%          3.58%         01/2012          11490         12564.44286
2012-02-29  2012-03-31    -4.44%         -5.28%         02/2012          11930         13014.05863
2012-03-31  2012-04-30    -2.28%         -0.81%         03/2012          11400         12326.39136
2012-04-30  2012-05-31   -11.67%        -11.66%         04/2012          11140         12227.04078
2012-05-31  2012-06-30     0.20%         -0.31%         05/2012    9840.000001         10801.36524
2012-06-30  2012-07-31     2.74%          3.46%         06/2012           9860         10767.51608
2012-07-31  2012-08-31     4.24%          4.15%         07/2012          10130          11140.2598
2012-08-31  2012-09-30     4.26%          5.05%         08/2012          10560         11603.05306
2012-09-30  2012-10-31    -1.36%         -1.79%         09/2012          11010         12189.20224
                                                     10/31/2012          10860          11970.6149

                      One Year Five Years From 04/02/2007
                      -------- ---------- ---------------
                      -2.51%     -3.53%        1.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The Emerging  MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Markets Series   Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------- ---------------------
2002-10-31  2002-11-30     7.63%          6.88%         10/2002        10000              10000
2002-11-30  2002-12-31    -4.01%         -3.33%         11/2002  10763.27434        10688.20463
2002-12-31  2003-01-31    -0.11%         -0.44%         12/2002  10331.85841        10332.68124
2003-01-31  2003-02-28    -1.50%         -2.81%         01/2003  10320.79646        10287.11002
2003-02-28  2003-03-31    -1.63%         -2.86%         02/2003   10165.9292        9998.077641
2003-03-31  2003-04-30    13.50%          8.89%         03/2003        10000        9712.550745
2003-04-30  2003-05-31     7.31%          7.15%         04/2003  11349.55752        10576.25547
2003-05-31  2003-06-30     3.91%          5.67%         05/2003  12179.20354        11332.42116
2003-06-30  2003-07-31     2.01%          6.22%         06/2003  12654.86726         11974.8284
2003-07-31  2003-08-31     4.54%          6.69%         07/2003  12909.29204        12719.45993
2003-08-31  2003-09-30     4.51%          0.73%         08/2003  13495.57522        13570.61278
2003-09-30  2003-10-31     7.61%          8.51%         09/2003   14103.9823        13669.44466
2003-10-31  2003-11-30    -0.95%          1.22%         10/2003  15176.99115        14832.47204
2003-11-30  2003-12-31    10.52%          7.24%         11/2003  15033.18584        15012.94766
2003-12-31  2004-01-31     1.93%          3.49%         12/2003  16615.04425         16099.9853
2004-01-31  2004-02-29     4.44%          4.59%         01/2004  16935.84071        16662.21886
2004-02-29  2004-03-31     0.69%          1.25%         02/2004   17688.0531        17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17809.73452         17644.0921
2004-04-30  2004-05-31    -1.13%         -2.00%         04/2004  16681.41593        16199.38255
2004-05-31  2004-06-30     1.81%          0.43%         05/2004  16493.36283        15876.20003
2004-06-30  2004-07-31    -0.07%         -1.83%         06/2004   16792.0354        15943.82184
2004-07-31  2004-08-31     2.77%          4.15%         07/2004  16780.97346        15651.96247
2004-08-31  2004-09-30     5.64%          5.77%         08/2004  17245.57522        16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004  18219.02655        17241.52745
2004-10-31  2004-11-30     8.74%          9.26%         10/2004  18727.87611        17653.47774
2004-11-30  2004-12-31     6.52%          4.80%         11/2004  20365.04425         19287.7093
2004-12-31  2005-01-31     0.82%          0.25%         12/2004  21692.47788        20214.06032
2005-01-31  2005-02-28     7.44%          8.72%         01/2005  21869.46903        20265.39862
2005-02-28  2005-03-31    -6.83%         -6.61%         02/2005  23495.57523        22033.51685
2005-03-31  2005-04-30    -2.37%         -2.68%         03/2005  21891.59293        20577.38623
2005-04-30  2005-05-31     3.00%          3.48%         04/2005  21371.68143        20024.99063
2005-05-31  2005-06-30     3.02%          3.40%         05/2005  22013.27435        20722.01549
2005-06-30  2005-07-31     6.44%          6.99%         06/2005  22676.99117        21426.05132
2005-07-31  2005-08-31     0.64%          0.86%         07/2005  24137.16815        22923.68229
2005-08-31  2005-09-30     7.97%          9.31%         08/2005   24292.0354         23119.9891
2005-09-30  2005-10-31    -4.98%         -6.54%         09/2005  26227.87611        25272.80535
2005-10-31  2005-11-30     7.23%          8.27%         10/2005  24922.56638        23620.93331
2005-11-30  2005-12-31     5.79%          5.91%         11/2005  26725.66372          25574.955
2005-12-31  2006-01-31     9.59%         11.17%         12/2005  28274.33629        27086.60788
2006-01-31  2006-02-28    -0.29%         -0.12%         01/2006  30984.51328         30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006   30896.0177        30076.21583
2006-03-31  2006-04-30     6.00%          7.12%         03/2006  31316.37168        30341.27525
2006-04-30  2006-05-31   -11.53%        -10.48%         04/2006  33196.90266        32501.78094
2006-05-31  2006-06-30    -0.11%         -0.24%         05/2006  29369.46903        29096.49107
2006-06-30  2006-07-31     1.85%          1.43%         06/2006  29336.28319        29025.36378
2006-07-31  2006-08-31     3.15%          2.55%         07/2006  29878.31858        29440.93262
2006-08-31  2006-09-30     1.40%          0.83%         08/2006  30818.58407        30191.10507
2006-09-30  2006-10-31     5.98%          4.75%         09/2006  31250.00001        30442.48182
2006-10-31  2006-11-30     6.41%          7.43%         10/2006  33119.46903        31887.98293
2006-11-30  2006-12-31     4.05%          4.50%         11/2006  35243.36284        34258.36502
2006-12-31  2007-01-31     1.48%         -1.08%         12/2006    36670.354        35800.88873
2007-01-31  2007-02-28    -1.52%         -0.59%         01/2007  37212.38939        35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007   36648.2301        35205.20002
2007-03-31  2007-04-30     6.41%          4.63%         03/2007  38318.58409        36607.13479
2007-04-30  2007-05-31     6.70%          4.95%         04/2007  40774.33629        38301.93602
2007-05-31  2007-06-30     1.65%          4.69%         05/2007  43506.63717        40199.01976
2007-06-30  2007-07-31     2.43%          5.28%         06/2007  44225.66372        42083.39264
2007-07-31  2007-08-31    -1.71%         -2.13%         07/2007  45298.67256        44303.84785
2007-08-31  2007-09-30     8.82%         11.04%         08/2007  44524.33629         43362.3024
2007-09-30  2007-10-31    10.98%         11.15%         09/2007  48451.32743        48150.94986
2007-10-31  2007-11-30    -6.52%         -7.09%         10/2007  53772.12388        53520.78318
2007-11-30  2007-12-31    -0.35%          0.35%         11/2007  50265.48672        49726.86787
2007-12-31  2008-01-31    -8.70%        -12.48%         12/2007  50088.49557        49901.25085
2008-01-31  2008-02-29     3.19%          7.38%         01/2008  45730.08849         43673.8733
2008-02-29  2008-03-31    -3.09%         -5.29%         02/2008  47190.26549        46897.54641
2008-03-31  2008-04-30     7.16%          8.12%         03/2008  45730.08849        44415.76252
2008-04-30  2008-05-31     0.59%          1.86%         04/2008  49004.42478        48020.26653
2008-05-31  2008-06-30   -10.26%         -9.97%         05/2008  49292.03539        48911.10737
2008-06-30  2008-07-31    -1.30%         -3.77%         06/2008  44236.72566        44032.83828
2008-07-31  2008-08-31    -5.93%         -7.99%         07/2008  43661.50443        42371.91524
2008-08-31  2008-09-30   -13.90%        -17.50%         08/2008  41073.00886        38987.53211
2008-09-30  2008-10-31   -26.34%        -27.37%         09/2008  35365.04425        32164.58346
2008-10-31  2008-11-30    -9.04%         -7.53%         10/2008  26050.88496        23361.83389
2008-11-30  2008-12-31     7.84%          7.80%         11/2008  23694.69027        21603.22571
2008-12-31  2009-01-31    -7.66%         -6.46%         12/2008  25553.09734        23288.18785
2009-01-31  2009-02-28    -6.47%         -5.64%         01/2009  23595.13275        21784.22273
2009-02-28  2009-03-31    14.44%         14.37%         02/2009  22068.58407        20555.33038
2009-03-31  2009-04-30    14.85%         16.64%         03/2009  25254.42478        23509.27602
2009-04-30  2009-05-31    17.05%         17.09%         04/2009  29004.42479        27421.45939
2009-05-31  2009-06-30    -0.85%         -1.35%         05/2009  33949.11506        32106.85072
2009-06-30  2009-07-31    11.47%         11.24%         06/2009  33661.50443        31674.35664
2009-07-31  2009-08-31     0.35%         -0.36%         07/2009   37522.1239        35236.07119
2009-08-31  2009-09-30     8.84%          9.08%         08/2009  37654.86726        35109.92688
2009-09-30  2009-10-31    -2.08%          0.12%         09/2009  40984.51328         38296.8602
2009-10-31  2009-11-30     5.98%          4.30%         10/2009  40132.74337        38344.23233
2009-11-30  2009-12-31     3.62%          3.95%         11/2009  42533.18585        39991.33055
2009-12-31  2010-01-31    -5.45%         -5.58%         12/2009  44070.79647        41570.63621
2010-01-31  2010-02-28     1.22%          0.35%         01/2010  41670.35399        39252.15628
2010-02-28  2010-03-31     8.39%          8.07%         02/2010  42179.20354         39390.3133
2010-03-31  2010-04-30     0.60%          1.21%         03/2010  45719.02654         42570.3986
2010-04-30  2010-05-31    -9.28%         -8.80%         04/2010  45995.57521        43086.13887
2010-05-31  2010-06-30     0.16%         -0.74%         05/2010  41725.66372         39296.4307
2010-06-30  2010-07-31     8.81%          8.33%         06/2010   41792.0354        39007.56331
2010-07-31  2010-08-31    -2.31%         -1.94%         07/2010  45475.66371        42255.92483
2010-08-31  2010-09-30    11.38%         11.11%         08/2010  44424.77876        41435.27509
2010-09-30  2010-10-31     3.04%          2.90%         09/2010  49480.08849        46039.95583
2010-10-31  2010-11-30    -2.23%         -2.64%         10/2010  50984.51326        47376.79589
2010-11-30  2010-12-31     8.14%          7.14%         11/2010  49845.13274        46126.15023
2010-12-31  2011-01-31    -2.59%         -2.71%         12/2010  53904.86725        49417.68963
2011-01-31  2011-02-28    -0.70%         -0.93%         01/2011  52511.06194        48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011  52146.01769        47628.60177
2011-03-31  2011-04-30     3.50%          3.10%         03/2011  55055.30973        50428.86654
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011  56980.08848        51993.18073
2011-05-31  2011-06-30    -1.18%         -1.54%         05/2011  55409.29201        50629.43612
2011-06-30  2011-07-31    -0.77%         -0.44%         06/2011  54756.63715        49850.56795
2011-07-31  2011-08-31    -8.08%         -8.94%         07/2011  54336.28317        49629.16113
2011-08-31  2011-09-30   -15.13%        -14.58%         08/2011  49944.69025        45194.09196
2011-09-30  2011-10-31    12.53%         13.25%         09/2011  42389.38052        38605.04085
2011-10-31  2011-11-30    -3.46%         -6.66%         10/2011  47699.11503        43718.55662
2011-11-30  2011-12-31    -2.91%         -1.21%         11/2011  46050.88494        40804.88147
2011-12-31  2012-01-31    10.71%         11.34%         12/2011  44712.38936        40313.07288
2012-01-31  2012-02-29     5.43%          5.99%         01/2012  49502.21238        44885.64739
2012-02-29  2012-03-31    -2.59%         -3.34%         02/2012  52190.26548        47574.28607
2012-03-31  2012-04-30    -1.78%         -1.20%         03/2012  50840.70796        45986.28864
2012-04-30  2012-05-31   -10.77%        -11.21%         04/2012  49933.62832        45436.70648
2012-05-31  2012-06-30     4.97%          3.86%         05/2012  44557.52212        40341.21113
2012-06-30  2012-07-31     0.80%          1.95%         06/2012  46769.91149        41898.19616
2012-07-31  2012-08-31     0.68%         -0.33%         07/2012  47146.01769        42715.46911
2012-08-31  2012-09-30     5.59%          6.03%         08/2012  47466.81415        42573.22844
2012-09-30  2012-10-31    -0.51%         -0.61%         09/2012   50121.6814        45142.17877
                                                     10/31/2012  49867.25663         44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.55%      -1.50%     17.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Small Cap Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Emerging Markets MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Small Cap Series     Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------------
2002-10-31  2002-11-30     7.75%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.26%         -3.33%         11/2002      10774.8184           10688.20463
2002-12-31  2003-01-31     1.86%         -0.44%         12/2002     10423.72881           10332.68124
2003-01-31  2003-02-28    -1.14%         -2.81%         01/2003     10617.43341           10287.11002
2003-02-28  2003-03-31    -0.69%         -2.86%         02/2003     10496.36804           9998.077641
2003-03-31  2003-04-30    12.89%          8.89%         03/2003     10423.72881           9712.550745
2003-04-30  2003-05-31     7.61%          7.15%         04/2003     11767.55448           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12663.43826           11332.42116
2003-06-30  2003-07-31     2.11%          6.22%         06/2003     13208.23245            11974.8284
2003-07-31  2003-08-31     6.01%          6.69%         07/2003     13486.68281           12719.45993
2003-08-31  2003-09-30     3.81%          0.73%         08/2003     14297.82083           13570.61278
2003-09-30  2003-10-31     8.73%          8.51%         09/2003     14842.61502           13669.44466
2003-10-31  2003-11-30     2.03%          1.22%         10/2003     16138.01454           14832.47204
2003-11-30  2003-12-31    10.00%          7.24%         11/2003     16464.89105           15012.94766
2003-12-31  2004-01-31     3.01%          3.49%         12/2003     18111.38016            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18656.17435           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19443.09929           17426.29823
2004-03-31  2004-04-30    -5.51%         -8.19%         03/2004      19769.9758            17644.0921
2004-04-30  2004-05-31    -4.15%         -2.00%         04/2004     18680.38743           16199.38255
2004-05-31  2004-06-30     0.81%          0.43%         05/2004     17905.56902           15876.20003
2004-06-30  2004-07-31     0.74%         -1.83%         06/2004     18050.84747           15943.82184
2004-07-31  2004-08-31     3.33%          4.15%         07/2004     18184.01938           15651.96247
2004-08-31  2004-09-30     5.54%          5.77%         08/2004     18789.34626           16301.04143
2004-09-30  2004-10-31     2.56%          2.39%         09/2004     19830.50848           17241.52745
2004-10-31  2004-11-30     9.46%          9.26%         10/2004     20338.98306           17653.47774
2004-11-30  2004-12-31     5.33%          4.80%         11/2004     22263.92252            19287.7093
2004-12-31  2005-01-31     2.84%          0.25%         12/2004      23450.3632           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     24116.22277           20265.39862
2005-02-28  2005-03-31    -6.85%         -6.61%         02/2005      25641.6465           22033.51685
2005-03-31  2005-04-30    -3.65%         -2.68%         03/2005     23886.19856           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     23014.52786           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23462.46975           20722.01549
2005-06-30  2005-07-31     5.59%          6.99%         06/2005     24055.69009           21426.05132
2005-07-31  2005-08-31     0.67%          0.86%         07/2005     25399.51576           22923.68229
2005-08-31  2005-09-30     6.63%          9.31%         08/2005     25569.00729            23119.9891
2005-09-30  2005-10-31    -4.84%         -6.54%         09/2005     27263.92255           25272.80535
2005-10-31  2005-11-30     7.14%          8.27%         10/2005     25944.30996           23620.93331
2005-11-30  2005-12-31     6.58%          5.91%         11/2005     27796.61021             25574.955
2005-12-31  2006-01-31     9.73%         11.17%         12/2005     29624.69739           27086.60788
2006-01-31  2006-02-28     1.12%         -0.12%         01/2006     32506.05332            30111.9491
2006-02-28  2006-03-31     1.80%          0.88%         02/2006     32869.24945           30076.21583
2006-03-31  2006-04-30     8.21%          7.12%         03/2006     33462.46979           30341.27525
2006-04-30  2006-05-31   -10.50%        -10.48%         04/2006     36210.65382           32501.78094
2006-05-31  2006-06-30    -4.37%         -0.24%         05/2006     32409.20103           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30992.73612           29025.36378
2006-07-31  2006-08-31     3.51%          2.55%         07/2006     31707.02184           29440.93262
2006-08-31  2006-09-30     2.84%          0.83%         08/2006     32820.82328           30191.10507
2006-09-30  2006-10-31     7.57%          4.75%         09/2006     33753.02667           30442.48182
2006-10-31  2006-11-30     7.60%          7.43%         10/2006      36307.5061           31887.98293
2006-11-30  2006-12-31     4.62%          4.50%         11/2006     39067.79666           34258.36502
2006-12-31  2007-01-31     1.98%         -1.08%         12/2006     40871.67076           35800.88873
2007-01-31  2007-02-28     0.84%         -0.59%         01/2007     41682.80877           35415.39915
2007-02-28  2007-03-31     4.52%          3.98%         02/2007     42033.89836           35205.20002
2007-03-31  2007-04-30     7.66%          4.63%         03/2007     43934.62474           36607.13479
2007-04-30  2007-05-31     7.99%          4.95%         04/2007     47300.24218           38301.93602
2007-05-31  2007-06-30     3.01%          4.69%         05/2007     51077.48189           40199.01976
2007-06-30  2007-07-31     4.90%          5.28%         06/2007     52615.01216           42083.39264
2007-07-31  2007-08-31    -4.12%         -2.13%         07/2007     55193.70464           44303.84785
2007-08-31  2007-09-30     6.89%         11.04%         08/2007     52917.67557            43362.3024
2007-09-30  2007-10-31     7.58%         11.15%         09/2007     56561.74337           48150.94986
2007-10-31  2007-11-30    -7.98%         -7.09%         10/2007     60847.45766           53520.78318
2007-11-30  2007-12-31     1.17%          0.35%         11/2007     55992.73611           49726.86787
2007-12-31  2008-01-31   -11.99%        -12.48%         12/2007     56646.48913           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     49854.72158            43673.8733
2008-02-29  2008-03-31    -4.65%         -5.29%         02/2008     51295.39954           46897.54641
2008-03-31  2008-04-30     6.09%          8.12%         03/2008     48910.41166           44415.76252
2008-04-30  2008-05-31    -0.56%          1.86%         04/2008     51888.61989           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     51598.06299           48911.10737
2008-06-30  2008-07-31    -1.51%         -3.77%         06/2008     45653.75305           44032.83828
2008-07-31  2008-08-31    -6.03%         -7.99%         07/2008     44963.68042           42371.91524
2008-08-31  2008-09-30   -17.99%        -17.50%         08/2008     42251.81602           38987.53211
2008-09-30  2008-10-31   -30.29%        -27.37%         09/2008     34648.91044           32164.58346
2008-10-31  2008-11-30    -6.07%         -7.53%         10/2008     24152.54239           23361.83389
2008-11-30  2008-12-31    14.19%          7.80%         11/2008     22687.65135           21603.22571
2008-12-31  2009-01-31    -7.62%         -6.46%         12/2008     25907.99034           23288.18785
2009-01-31  2009-02-28    -6.12%         -5.64%         01/2009     23934.62471           21784.22273
2009-02-28  2009-03-31    13.79%         14.37%         02/2009     22469.73367           20555.33038
2009-03-31  2009-04-30    20.27%         16.64%         03/2009     25569.00729           23509.27602
2009-04-30  2009-05-31    22.72%         17.09%         04/2009     30750.60535           27421.45939
2009-05-31  2009-06-30    -0.48%         -1.35%         05/2009     37736.07752           32106.85072
2009-06-30  2009-07-31    12.80%         11.24%         06/2009     37554.47945           31674.35664
2009-07-31  2009-08-31     1.20%         -0.36%         07/2009     42360.77484           35236.07119
2009-08-31  2009-09-30     8.36%          9.08%         08/2009     42869.24942           35109.92688
2009-09-30  2009-10-31    -0.08%          0.12%         09/2009     46452.78453            38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009     46416.46491           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     49176.75547           39991.33055
2009-12-31  2010-01-31    -4.39%         -5.58%         12/2009     51888.61987           41570.63621
2010-01-31  2010-02-28     1.73%          0.35%         01/2010     49612.59082           39252.15628
2010-02-28  2010-03-31     8.56%          8.07%         02/2010     50472.15499            39390.3133
2010-03-31  2010-04-30     1.66%          1.21%         03/2010      54794.1889            42570.3986
2010-04-30  2010-05-31   -10.02%         -8.80%         04/2010     55702.17921           43086.13887
2010-05-31  2010-06-30     2.68%         -0.74%         05/2010     50121.06542            39296.4307
2010-06-30  2010-07-31     9.22%          8.33%         06/2010     51464.89108           39007.56331
2010-07-31  2010-08-31     0.50%         -1.94%         07/2010     56210.65379           42255.92483
2010-08-31  2010-09-30    12.17%         11.11%         08/2010     56489.10416           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     63365.61748           46039.95583
2010-10-31  2010-11-30    -2.66%         -2.64%         10/2010     65895.88383           47376.79589
2010-11-30  2010-12-31     5.76%          7.14%         11/2010     64140.43588           46126.15023
2010-12-31  2011-01-31    -4.19%         -2.71%         12/2010     67832.92984           49417.68963
2011-01-31  2011-02-28    -2.91%         -0.93%         01/2011     64987.89351           48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011     63099.27365           47628.60177
2011-03-31  2011-04-30     5.29%          3.10%         03/2011     66622.27608           50428.86654
2011-04-30  2011-05-31    -2.23%         -2.62%         04/2011      70145.2785           51993.18073
2011-05-31  2011-06-30    -0.02%         -1.54%         05/2011     68583.53516           50629.43612
2011-06-30  2011-07-31     1.15%         -0.44%         06/2011     68571.42864           49850.56795
2011-07-31  2011-08-31    -9.46%         -8.94%         07/2011     69358.35356           49629.16113
2011-08-31  2011-09-30   -17.76%        -14.58%         08/2011     62796.61021           45194.09196
2011-09-30  2011-10-31    11.09%         13.25%         09/2011     51646.48915           38605.04085
2011-10-31  2011-11-30    -4.83%         -6.66%         10/2011     57372.88142           43718.55662
2011-11-30  2011-12-31    -2.66%         -1.21%         11/2011      54600.4843           40804.88147
2011-12-31  2012-01-31    11.32%         11.34%         12/2011     53147.69979           40313.07288
2012-01-31  2012-02-29     8.21%          5.99%         01/2012     59164.64895           44885.64739
2012-02-29  2012-03-31    -2.53%         -3.34%         02/2012      64019.3705           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     62397.09445           45986.28864
2012-04-30  2012-05-31    -9.10%        -11.21%         04/2012     60907.99034           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     55363.19615           40341.21113
2012-06-30  2012-07-31    -1.18%          1.95%         06/2012      57481.8402           41898.19616
2012-07-31  2012-08-31     2.62%         -0.33%         07/2012      56803.8741           42715.46911
2012-08-31  2012-09-30     5.86%          6.03%         08/2012     58292.97822           42573.22844
2012-09-30  2012-10-31    -0.33%         -0.61%         09/2012      61707.0218           45142.17877
                                                     10/31/2012     61501.21066            44868.1269

                         One Year1 Five Years Ten Years
                         --------- ---------- ---------
                          7.19%       0.21%     19.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

              Total Return for 12 Months Ended October 31, 2012
              -------------------------------------------------
      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones US Select REIT Index.............................. 14.09%

The value premium was positive across both large cap and small cap stocks.

              Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                                    U.S. Dollar
                                                                      Return
                                                                    -----------
MSCI World ex USA Index............................................    4.40%
MSCI World ex USA Small Cap Index..................................    4.86%
MSCI World ex USA Value Index......................................    4.74%
MSCI World ex USA Growth Index.....................................    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                            Local
                                                           Currency U.S. Dollar
Ten Largest Foreign Developed Markets by Market Cap         Return    Return
---------------------------------------------------        -------- -----------
United Kingdom............................................   8.61%      8.41%
Japan.....................................................  -0.86%     -3.28%
Canada....................................................   3.34%      2.69%
France....................................................  10.04%      2.23%
Australia.................................................  10.20%      7.71%
Switzerland...............................................  17.41%      9.79%
Germany...................................................  18.18%      9.79%

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Foreign Developed Markets by Market Cap      Return    Return
  ---------------------------------------------------     -------- -----------
  Spain..................................................  -6.40%    -13.04%
  Sweden.................................................   9.26%      6.47%
  Hong Kong..............................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Emerging Markets by Market Cap               Return    Return
  ------------------------------------------              -------- -----------
  China..................................................   7.71%      7.92%
  South Korea............................................   1.71%      3.35%
  Brazil.................................................   4.65%    -12.68%
  Taiwan.................................................  -1.78%      0.59%
  South Africa...........................................  17.70%      6.84%
  India..................................................   5.24%     -4.73%
  Russia.................................................  -1.42%     -4.50%
  Mexico.................................................  16.32%     17.03%
  Malaysia...............................................  11.39%     12.19%
  Indonesia..............................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks,as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 0.54% for the Series and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. The Series' outperformance was primarily attributable to its holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Series' relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,000 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 7.48% for the Series and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The

Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 360 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 23.41% for the Series and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Series significantly underperformed, contributed to the Series' relative performance. In addition, the Series held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 2.29% for the Series and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Series had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Series' definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden, which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 420 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were -2.51% for the Series and -1.67% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series held smaller securities than the Index, which had a negative impact on relative performance as larger companies in Canada outperformed. The Series' exclusion of REITs also detracted significantly from relative performance as Canadian REITs outperformed.

The Emerging Markets Series

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 970 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.55% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Series and the Index were the primary reason for the Series' outperformance relative to the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 2,900 securities across 16 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 7.19% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Series' significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Series and the Index also contributed to the Series' relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index also contributed to outperformance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

  EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/12  10/31/12    Ratio*   Period*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES....
  Actual Fund Return................. $1,000.00 $1,068.50    0.12%    $0.62
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.53    0.12%    $0.61

  THE DFA INTERNATIONAL VALUE SERIES.
  Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  926.58    0.15%    $0.73
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,006.40    0.16%    $0.81
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return..................... $1,000.00 $1,073.28    0.13%    $0.68
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.48    0.13%    $0.66

The Continental Small Company Series
------------------------------------
Actual Fund Return..................... $1,000.00 $  999.29    0.16%    $0.80
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The Canadian Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  974.87    0.15%    $0.74
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Emerging Markets Series
---------------------------
Actual Fund Return..................... $1,000.00 $  998.66    0.20%    $1.00
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.13    0.20%    $1.02

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,009.75    0.39%    $1.97
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.18    0.39%    $1.98

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  17.4%
                       Consumer Staples...........   8.3%
                       Energy.....................  19.2%
                       Financials.................  19.6%
                       Health Care................   9.3%
                       Industrials................  13.7%
                       Information Technology.....   3.2%
                       Materials..................   2.8%
                       Telecommunication Services.   6.3%
                       Utilities..................   0.2%
                                                   -----
                                                   100.0%

                       The DFA International Value Series
                       Consumer Discretionary.....  10.8%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.5%
                       Financials.................  30.7%
                       Health Care................   1.5%
                       Industrials................  10.0%
                       Information Technology.....   2.9%
                       Materials..................  13.0%
                       Telecommunication Services.   7.9%
                       Utilities..................   3.2%
                                                   -----
                                                   100.0%

                       The Japanese Small Company Series
                       Consumer Discretionary.....  22.5%
                       Consumer Staples...........  10.1%
                       Energy.....................   0.9%
                       Financials.................  12.2%
                       Health Care................   5.3%
                       Industrials................  26.3%
                       Information Technology.....  10.9%
                       Materials..................  11.0%
                       Telecommunication Services.   0.3%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       The Asia Pacific Small Company Series
                       Consumer Discretionary.......  24.0%
                       Consumer Staples.............   4.6%
                       Energy.......................   7.1%
                       Financials...................  11.7%
                       Health Care..................   5.6%
                       Industrials..................  21.3%
                       Information Technology.......   4.5%
                       Materials....................  15.2%
                       Other........................    --
                       Telecommunication Services...   2.5%
                       Utilities....................   3.5%
                                                      -----
                                                     100.0%

                       The United Kingdom Small Company Series
                       Consumer Discretionary........  25.0%
                       Consumer Staples..............   4.0%
                       Energy........................   5.0%
                       Financials....................  14.4%
                       Health Care...................   2.1%
                       Industrials...................  28.4%
                       Information Technology........   9.1%
                       Materials.....................   7.4%
                       Telecommunication Services....   2.2%
                       Utilities.....................   2.4%
                                                       -----
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  13.3%
                     Consumer Staples..............   7.4%
                     Energy........................   4.5%
                     Financials....................  18.7%
                     Health Care...................   9.5%
                     Industrials...................  23.9%
                     Information Technology........  10.1%
                     Materials.....................   8.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   2.1%
                                                    -----
                                                    100.0%

                       The Canadian Small Company Series
                       Consumer Discretionary.....  11.2%
                       Consumer Staples...........   3.4%
                       Energy.....................  25.3%
                       Financials.................   7.8%
                       Health Care................   2.0%
                       Industrials................  11.9%
                       Information Technology.....   5.2%
                       Materials..................  28.4%
                       Telecommunication Services.   0.5%
                       Utilities..................   4.3%
                                                   -----
                                                   100.0%

                          The Emerging Markets Series
                       Consumer Discretionary.....   8.3%
                       Consumer Staples...........   9.7%
                       Energy.....................  12.4%
                       Financials.................  23.9%
                       Health Care................   1.3%
                       Industrials................   7.4%
                       Information Technology.....  13.5%
                       Materials..................  12.4%
                       Other......................    --
                       Telecommunication Services.   7.8%
                       Utilities..................   3.3%
                                                   -----
                                                   100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  18.4%
                     Consumer Staples..............  10.1%
                     Energy........................   2.1%
                     Financials....................  16.9%
                     Health Care...................   6.1%
                     Industrials...................  17.2%
                     Information Technology........  11.3%
                     Materials.....................  14.0%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   0.9%
                     Utilities.....................   3.0%
                                                    -----
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
   #Carnival Corp....................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
   #News Corp. Class A...............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
Total Consumer Discretionary.........             1,839,779,001      17.4%
                                                 --------------      ----
Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
   *Kraft Foods Group, Inc...........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
Total Consumer Staples...............               880,528,090       8.3%
                                                 --------------      ----
Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
   #Apache Corp......................  1,208,836    100,031,179       0.9%
   #Chesapeake Energy Corp...........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
   #Pioneer Natural Resources Co.....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
   Other Securities..................               324,968,319       3.1%
                                                 --------------      ----
Total Energy.........................             2,027,914,686      19.1%
                                                 --------------      ----
Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
   #Goldman Sachs Group, Inc. (The)..    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
Total Financials.....................             2,074,083,212      19.6%
                                                 --------------      ----
Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
    Other Securities...............                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
    CSX Corp.......................   5,517,066     112,934,341        1.1%
    General Electric Co............  21,445,555     451,643,388        4.2%
    Norfolk Southern Corp..........   1,681,939     103,186,958        1.0%
    Northrop Grumman Corp..........   1,364,645      93,737,465        0.9%
    Union Pacific Corp.............   2,314,080     284,701,262        2.7%
    Other Securities...............                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
    Other Securities...............                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
    International Paper Co.........   2,299,481      82,390,404        0.8%
    Other Securities...............                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
    AT&T, Inc......................  13,051,618     451,455,467        4.3%
    CenturyLink, Inc...............   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
    Other Securities...............                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
    Other Securities...............                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares.........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
  @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $1,620,729
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $1,625,607) to be repurchased
   at $1,573,497................... $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,371,764,356)...........             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples...........     880,528,090           --   --        880,528,090
   Energy.....................   2,027,914,686           --   --      2,027,914,686
   Financials.................   2,074,083,212           --   --      2,074,083,212
   Health Care................     984,598,409           --   --        984,598,409
   Industrials................   1,447,829,467           --   --      1,447,829,467
   Information Technology.....     342,245,409           --   --        342,245,409
   Materials..................     296,705,930           --   --        296,705,930
   Telecommunication Services.     665,203,446           --   --        665,203,446
   Utilities..................      21,403,569           --   --         21,403,569
Temporary Cash Investments....       8,414,357           --   --          8,414,357
Securities Lending Collateral.              -- $597,756,813   --        597,756,813
                               --------------- ------------   --    ---------------
TOTAL......................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (91.9%)
 AUSTRALIA -- (4.6%)
    #National Australia Bank, Ltd....... 1,435,379 $ 38,360,336       0.5%
    #Wesfarmers, Ltd.................... 2,578,622   92,958,107       1.3%
     Other Securities...................            227,956,736       3.2%
                                                   ------------      ----
 TOTAL AUSTRALIA........................            359,275,179       5.0%
                                                   ------------      ----
 AUSTRIA -- (0.3%)
     Other Securities...................             20,298,622       0.3%
                                                   ------------      ----
 BELGIUM -- (0.9%)
     Other Securities...................             68,961,678       0.9%
                                                   ------------      ----
 CANADA -- (11.6%)
     Canadian Natural Resources, Ltd.... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc...................... 1,677,120   75,816,739       1.0%
    #Manulife Financial Corp............ 4,587,163   56,676,437       0.8%
     Nexen, Inc......................... 1,739,936   41,549,410       0.6%
    #Sun Life Financial, Inc............ 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................. 3,696,270  124,054,038       1.7%
    #Teck Resources, Ltd. Class B....... 1,483,730   47,093,107       0.7%
    #Thomson Reuters Corp............... 1,832,184   51,585,496       0.7%
     Other Securities...................            422,824,032       5.8%
                                                   ------------      ----
 TOTAL CANADA...........................            908,703,721      12.5%
                                                   ------------      ----
 DENMARK -- (1.3%)
     Other Securities...................             98,590,467       1.4%
                                                   ------------      ----
 FINLAND -- (0.6%)
     Other Securities...................             46,534,314       0.6%
                                                   ------------      ----
 FRANCE -- (8.6%)
     AXA SA............................. 3,557,776   56,706,072       0.8%
     BNP Paribas SA..................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............. 1,039,077   36,601,589       0.5%
     France Telecom SA.................. 3,875,091   43,313,653       0.6%
    #GDF Suez SA........................ 3,247,974   74,548,265       1.0%
    *Societe Generale SA................ 1,558,512   49,703,998       0.7%
     Vivendi SA......................... 3,686,124   75,533,481       1.0%
     Other Securities...................            269,050,897       3.7%
                                                   ------------      ----
 TOTAL FRANCE...........................            667,938,945       9.2%
                                                   ------------      ----
 GERMANY -- (7.6%)
     Bayerische Motoren Werke AG........   656,221   52,461,937       0.7%
     Daimler AG......................... 2,088,586   97,838,982       1.4%
    #Deutsche Bank AG................... 1,325,896   60,395,696       0.8%
     E.ON AG............................ 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG...............................   395,244   63,595,851       0.9%
     Other Securities...................            239,505,610       3.3%
                                                   ------------      ----
 TOTAL GERMANY..........................            595,591,992       8.2%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities...................              3,296,253       0.0%
                                                   ------------      ----
 HONG KONG -- (1.9%)
    #Hutchison Whampoa, Ltd............. 5,618,000   55,108,769       0.8%
     Other Securities...................             93,863,530       1.3%
                                                   ------------      ----
 TOTAL HONG KONG........................            148,972,299       2.1%
                                                   ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                  ---------- -------------- ---------------
IRELAND -- (0.2%)
    Other Securities.............................            $   15,849,047       0.2%
                                                             --------------      ----
ISRAEL -- (0.6%)
    Other Securities.............................                45,815,345       0.6%
                                                             --------------      ----
ITALY -- (1.3%)
    Other Securities.............................                99,757,627       1.4%
                                                             --------------      ----
JAPAN -- (16.2%)
    Mitsubishi Corp..............................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group, Inc.......... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd............................  2,990,300     42,148,944       0.6%
    Sumitomo Corp................................  3,241,900     44,196,159       0.6%
   #Toyota Motor Corp. Sponsored ADR.............    614,188     47,581,144       0.6%
    Other Securities.............................               997,496,602      13.8%
                                                             --------------      ----
TOTAL JAPAN......................................             1,265,403,342      17.5%
                                                             --------------      ----
NETHERLANDS -- (2.7%)
    ArcelorMittal NV.............................  2,446,831     36,174,996       0.5%
   *ING Groep NV.................................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics NV...........  2,042,653     51,160,127       0.7%
    Other Securities.............................                83,798,551       1.2%
                                                             --------------      ----
TOTAL NETHERLANDS................................               215,036,706       3.0%
                                                             --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities.............................                 6,231,896       0.1%
                                                             --------------      ----
NORWAY -- (1.2%)
    Other Securities.............................                92,125,902       1.3%
                                                             --------------      ----
PORTUGAL -- (0.1%)
    Other Securities.............................                 8,279,896       0.1%
                                                             --------------      ----
SINGAPORE -- (1.0%)
    Other Securities.............................                81,099,619       1.1%
                                                             --------------      ----
SPAIN -- (1.9%)
    Banco Santander SA...........................  7,903,716     59,508,435       0.8%
    Other Securities.............................                85,860,300       1.2%
                                                             --------------      ----
TOTAL SPAIN......................................               145,368,735       2.0%
                                                             --------------      ----
SWEDEN -- (2.9%)
    Nordea Bank AB...............................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson AB Series B..  4,713,081     41,753,549       0.6%
    Other Securities.............................               132,823,836       1.8%
                                                             --------------      ----
TOTAL SWEDEN.....................................               223,356,559       3.1%
                                                             --------------      ----
SWITZERLAND -- (5.7%)
    Holcim, Ltd..................................    887,877     60,594,265       0.8%
    Swiss Re, Ltd................................  1,108,107     76,678,078       1.1%
    UBS AG.......................................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG....................    221,361     54,569,851       0.8%
    Other Securities.............................               196,610,103       2.7%
                                                             --------------      ----
TOTAL SWITZERLAND................................               445,969,101       6.2%
                                                             --------------      ----
UNITED KINGDOM -- (20.6%)
    Aviva P.L.C..................................  8,175,916     43,785,601       0.6%
    Barclays P.L.C............................... 11,591,752     42,863,545       0.6%
   #Barclays P.L.C. Sponsored ADR................  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR......................  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #HSBC Holdings P.L.C. Sponsored ADR....................................   1,453,812 $   71,760,160        1.0%
   Kingfisher P.L.C.......................................................  10,285,817     48,158,694        0.7%
   *Lloyds Banking Group P.L.C............................................  76,981,994     50,693,260        0.7%
   Old Mutual P.L.C.......................................................  13,164,620     36,643,450        0.5%
   Royal Dutch Shell P.L.C. ADR...........................................   3,323,210    234,718,322        3.2%
   Vodafone Group P.L.C...................................................  34,976,333     94,983,682        1.3%
   Vodafone Group P.L.C. Sponsored ADR....................................   8,116,661    220,935,512        3.1%
   Xstrata P.L.C..........................................................   5,211,952     82,565,149        1.1%
   Other Securities.......................................................                385,708,778        5.3%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,605,805,583       22.2%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              7,168,262,828       99.0%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities.......................................................                 22,268,022        0.3%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.......................................................                          3        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund........................................  52,722,558    610,000,000        8.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $1,715,506) to be repurchased at $1,681,885....................... $     1,682      1,681,868        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                611,681,868        8.5%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)..................................................             $7,802,212,721      107.8%
                                                                                       ==============      =====

The DFA International Value Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria....................             --     20,298,622   --        20,298,622
   Belgium....................      2,022,896     66,938,782   --        68,961,678
   Canada.....................    908,703,721             --   --       908,703,721
   Denmark....................             --     98,590,467   --        98,590,467
   Finland....................      1,292,010     45,242,304   --        46,534,314
   France.....................     16,823,856    651,115,089   --       667,938,945
   Germany....................     90,012,205    505,579,787   --       595,591,992
   Greece.....................             --      3,296,253   --         3,296,253
   Hong Kong..................             --    148,972,299   --       148,972,299
   Ireland....................      4,846,911     11,002,136   --        15,849,047
   Israel.....................      5,360,734     40,454,611   --        45,815,345
   Italy......................     17,226,655     82,530,972   --        99,757,627
   Japan......................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands................     14,913,357    200,123,349   --       215,036,706
   New Zealand................             --      6,231,896   --         6,231,896
   Norway.....................        258,768     91,867,134   --        92,125,902
   Portugal...................             --      8,279,896   --         8,279,896
   Singapore..................             --     81,099,619   --        81,099,619
   Spain......................     10,329,758    135,038,977   --       145,368,735
   Sweden.....................      8,464,720    214,891,839   --       223,356,559
   Switzerland................     50,178,730    395,790,371   --       445,969,101
   United Kingdom.............    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks Germany......             --     22,268,022   --        22,268,022
Rights/Warrants Spain.........             --              3   --                 3
Securities Lending Collateral.             --    611,681,868   --       611,681,868
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (88.0%)
  Consumer Discretionary -- (19.8%)
      Aoyama Trading Co., Ltd..........   295,800 $  5,845,699       0.3%
     *Haseko Corp...................... 6,870,500    4,385,674       0.3%
     #Nifco, Inc.......................   228,400    5,190,359       0.3%
      Onward Holdings Co., Ltd.........   626,000    4,635,222       0.3%
      Ryohin Keikaku Co., Ltd..........   104,000    6,887,238       0.4%
      Shimachu Co., Ltd................   227,000    5,015,422       0.3%
      Toyobo Co., Ltd.................. 4,184,000    4,611,041       0.3%
      Other Securities.................            339,597,220      20.1%
                                                  ------------      ----
  Total Consumer Discretionary.........            376,167,875      22.3%
                                                  ------------      ----
  Consumer Staples -- (8.9%)
     #Nichirei Corp.................... 1,248,000    6,884,055       0.4%
      Sapporo Holdings, Ltd............ 1,621,000    4,526,839       0.3%
      Takara Holdings, Inc.............   834,500    6,250,961       0.4%
     *Tsuruha Holdings, Inc............    73,200    5,548,589       0.3%
      Other Securities.................            145,425,057       8.6%
                                                  ------------      ----
  Total Consumer Staples...............            168,635,501      10.0%
                                                  ------------      ----
  Energy -- (0.8%)
      Other Securities.................             15,478,147       0.9%
                                                  ------------      ----
  Financials -- (10.7%)
      Daishi Bank, Ltd. (The).......... 1,494,000    4,936,839       0.3%
      Higo Bank, Ltd. (The)............   818,000    4,827,321       0.3%
      Hokkoku Bank, Ltd. (The)......... 1,190,000    4,296,076       0.2%
      Hyakugo Bank, Ltd. (The)......... 1,116,609    4,886,171       0.3%
      Hyakujishi Bank, Ltd. (The)...... 1,097,000    4,300,766       0.2%
      Juroku Bank, Ltd................. 1,473,000    4,779,955       0.3%
      Kiyo Holdings, Inc............... 3,313,900    4,529,074       0.3%
      Musashino Bank, Ltd..............   152,300    4,362,228       0.2%
      Ogaki Kyoritsu Bank, Ltd. (The).. 1,410,000    4,963,527       0.3%
      San-in Godo Bank, Ltd. (The).....   791,000    5,471,237       0.3%
     *Tokyo Tatemono Co., Ltd.......... 1,893,000    7,791,021       0.5%
      Other Securities.................            147,759,131       8.8%
                                                  ------------      ----
  Total Financials.....................            202,903,346      12.0%
                                                  ------------      ----
  Health Care -- (4.7%)
      Kaken Pharmaceutical Co., Ltd....   364,000    5,637,927       0.3%
      KYORIN Holdings, Inc.............   214,000    4,524,370       0.3%
      Nihon Kohden Corp................   173,900    6,468,886       0.4%
      Rohto Pharmaceutical Co., Ltd....   424,000    5,843,559       0.3%
     #Sawai Pharmaceutical Co., Ltd....    40,300    4,451,796       0.3%
      Ship Healthcare Holdings, Inc....   155,600    5,188,557       0.3%
      Toho Holdings Co., Ltd...........   217,800    4,452,305       0.3%
      Other Securities.................             51,968,098       3.1%
                                                  ------------      ----
  Total Health Care....................             88,535,498       5.3%
                                                  ------------      ----
  Industrials -- (23.2%)
     #Fujikura, Ltd.................... 1,656,000    4,607,975       0.3%
      Glory, Ltd.......................   246,600    5,985,033       0.3%
      Hitachi Zosen Corp............... 3,596,000    4,505,574       0.3%
    #*Kawasaki Kisen Kaisha, Ltd....... 4,568,000    5,790,221       0.3%
     #Minebea Co., Ltd................. 1,334,000    4,384,759       0.3%
      Nisshinbo Holdings, Inc..........   653,000    4,271,975       0.2%
      OSG Corp.........................   329,000    4,312,629       0.3%
      Sankyu, Inc...................... 1,251,000    4,358,022       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
Industrials -- (Continued)
    Other Securities.........................................................             $  401,944,861       23.8%
                                                                                          --------------      -----
Total Industrials............................................................                440,161,049       26.1%
                                                                                          --------------      -----
Information Technology -- (9.6%)
   #Alps Electric Co., Ltd...................................................     808,000      4,776,946        0.3%
   #Anritsu Corp.............................................................     392,000      4,931,192        0.3%
    Horiba, Ltd..............................................................     179,850      4,907,305        0.3%
    IT Holdings Corp.........................................................     376,801      4,696,096        0.3%
    Net One Systems Co., Ltd.................................................     434,500      4,836,269        0.3%
    Wacom Co., Ltd...........................................................       1,731      5,027,984        0.3%
    Other Securities.........................................................                153,046,255        9.0%
                                                                                          --------------      -----
Total Information Technology.................................................                182,222,047       10.8%
                                                                                          --------------      -----
Materials -- (9.6%)
    FP Corp..................................................................      61,200      4,600,656        0.3%
   #Hokuetsu Kishu Paper Co., Ltd............................................     862,199      4,417,725        0.3%
   *Mitsui Mining & Smelting Co., Ltd........................................   2,683,000      5,679,528        0.3%
    Sumitomo Osaka Cement Co., Ltd...........................................   1,848,000      6,016,617        0.3%
    Toagosei Co., Ltd........................................................   1,096,000      4,468,291        0.3%
   #Tosoh Corp...............................................................   2,242,000      4,388,986        0.3%
    Other Securities.........................................................                153,829,756        9.1%
                                                                                          --------------      -----
Total Materials..............................................................                183,401,559       10.9%
                                                                                          --------------      -----
Telecommunication Services -- (0.3%)
   #eAccess, Ltd.............................................................      10,102      5,098,126        0.3%
    Other Securities.........................................................                    117,808        0.0%
                                                                                          --------------      -----
Total Telecommunication Services.............................................                  5,215,934        0.3%
                                                                                          --------------      -----
Utilities -- (0.4%)
    Other Securities.........................................................                  8,485,467        0.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,671,206,423       99.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund...........................................  19,446,845    225,000,000       13.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at $3,965,232............................. $     3,965      3,965,193        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                228,965,193       13.6%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,096,684,195)                                                                   $1,900,171,616      112.7%
                                                                                          ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary..... $3,783  $  376,164,092   --    $  376,167,875
     Consumer Staples...........     --     168,635,501   --       168,635,501
     Energy.....................     --      15,478,147   --        15,478,147
     Financials.................     --     202,903,346   --       202,903,346
     Health Care................     --      88,535,498   --        88,535,498
     Industrials................     --     440,161,049   --       440,161,049
     Information Technology.....     --     182,222,047   --       182,222,047
     Materials..................     --     183,401,559   --       183,401,559
     Telecommunication Services.     --       5,215,934   --         5,215,934
     Utilities..................     --       8,485,467   --         8,485,467
  Securities Lending Collateral.     --     228,965,193   --       228,965,193
                                 ------  --------------   --    --------------
  TOTAL......................... $3,783  $1,900,167,833   --    $1,900,171,616
                                 ======  ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
-                                       ---------- ------------ ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
   #Adelaide Brighton, Ltd.............  1,885,757 $  6,199,102       0.6%
    Ansell, Ltd........................    503,479    8,157,816       0.8%
   #Aristocrat Leisure, Ltd............  2,580,305    7,542,048       0.8%
    Arrium, Ltd........................  6,037,433    4,903,780       0.5%
  #*Aurora Oil & Gas, Ltd..............  1,114,903    4,512,172       0.4%
    Australian Infrastructure Fund NL..  3,606,473   11,122,393       1.1%
   #Beach Energy, Ltd..................  5,525,248    7,891,340       0.8%
   *BlueScope Steel, Ltd............... 13,572,369    6,673,452       0.7%
   #Bradken, Ltd.......................  1,022,589    5,234,406       0.5%
   #carsales.com, Ltd..................  1,220,399    9,444,501       0.9%
    Consolidated Media Holdings, Ltd...  1,276,820    4,543,366       0.5%
   #CSR, Ltd...........................  2,491,176    4,522,744       0.5%
   #David Jones, Ltd...................  3,152,271    8,724,565       0.9%
   *Downer EDI, Ltd....................  1,857,964    6,916,092       0.7%
    DUET Group.........................  3,067,818    6,648,416       0.7%
   #DuluxGroup, Ltd....................  2,167,142    7,954,583       0.8%
   #Envestra, Ltd......................  5,566,443    5,224,266       0.5%
  #*Goodman Fielder, Ltd...............  8,296,037    5,025,633       0.5%
    GrainCorp, Ltd. Class A............    828,668   10,523,403       1.0%
   #Invocare, Ltd......................    633,106    5,785,092       0.6%
    IOOF Holdings, Ltd.................  1,074,600    7,031,533       0.7%
   #Iress, Ltd.........................    603,773    4,795,961       0.5%
   #JB Hi-Fi, Ltd......................    582,072    6,187,633       0.6%
   #Kingsgate Consolidated, Ltd........    786,887    4,513,292       0.4%
   #Medusa Mining, Ltd.................    844,923    5,382,014       0.5%
   #Monadelphous Group, Ltd............    319,624    6,988,498       0.7%
   #Myer Holdings, Ltd.................  3,564,925    7,225,726       0.7%
   #Navitas, Ltd.......................  1,189,617    5,081,804       0.5%
    Nufarm, Ltd........................    817,424    4,873,105       0.5%
  #*Paladin Energy, Ltd................  4,096,983    4,805,465       0.5%
   #Perpetual Trustees Australia, Ltd..    226,579    6,555,708       0.7%
    Primary Health Care, Ltd...........  1,960,174    7,906,484       0.8%
    Reece Australia, Ltd...............    238,457    5,014,858       0.5%
  #*Resolute Mining, Ltd...............  3,133,646    6,254,867       0.6%
   #SAI Global, Ltd....................  1,203,570    5,065,529       0.5%
    Spark Infrastructure Group, Ltd....  5,307,759    9,307,506       0.9%
   #Super Retail Group, Ltd............  1,291,875   12,068,742       1.2%
    Other Securities...................             319,950,832      31.9%
                                                   ------------      ----
TOTAL AUSTRALIA........................             566,558,727      56.5%
                                                   ------------      ----
CHINA -- (0.0%)
    Other Securities...................                 287,710       0.0%
                                                   ------------      ----
HONG KONG -- (17.0%)
  #*Esprit Holdings, Ltd...............  5,164,900    6,678,378       0.7%
    Giordano International, Ltd........  7,246,000    6,015,664       0.6%
    Luk Fook Holdings International,
      Ltd..............................  1,746,000    4,361,261       0.4%
    Melco International Development,
      Ltd..............................  5,117,000    4,932,333       0.5%
   #Pacific Basin Shipping, Ltd........  9,730,000    5,180,604       0.5%
   #Xinyi Glass Holdings, Ltd..........  8,164,000    4,558,138       0.4%
    Other Securities...................             172,204,874      17.2%
                                                   ------------      ----
TOTAL HONG KONG........................             203,931,252      20.3%
                                                   ------------      ----
NEW ZEALAND -- (6.4%)
    Fisher & Paykel Healthcare Corp.,
      Ltd..............................  3,117,358    6,022,656       0.6%
    Port of Tauranga, Ltd..............    528,322    5,622,732       0.6%
   #Ryman Healthcare, Ltd..............  1,685,604    5,610,636       0.6%

The Asia Pacific Small Company Series
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
NEW ZEALAND -- (Continued)
   Sky Network Television, Ltd...............................................   1,006,593 $    4,445,634        0.4%
   SKYCITY Entertainment Group, Ltd..........................................   3,227,185     10,293,066        1.0%
   Other Securities..........................................................                 44,037,042        4.4%
                                                                                          --------------      -----
TOTAL NEW ZEALAND............................................................                 76,031,766        7.6%
                                                                                          --------------      -----
SINGAPORE -- (12.2%)
   Singapore Post, Ltd.......................................................   6,199,120      5,789,946        0.6%
   Venture Corp., Ltd........................................................     819,000      5,126,251        0.5%
   Other Securities..........................................................                134,956,595       13.4%
                                                                                          --------------      -----
TOTAL SINGAPORE..............................................................                145,872,792       14.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................                992,682,247       98.9%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities..........................................................                    579,555        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.1%)
   Other Securities..........................................................                    693,092        0.1%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
   Other Securities..........................................................                     15,070        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                  1,287,717        0.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund...........................................  17,286,085    200,000,000       19.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687............................. $     1,641      1,640,671        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                201,640,671       20.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,153,289,637)                                                                   $1,195,610,635      119.1%
                                                                                          ==============      =====

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Australia..................   --    $  566,558,727   --    $  566,558,727
     China......................   --           287,710   --           287,710
     Hong Kong..................   --       203,931,252   --       203,931,252
     New Zealand................   --        76,031,766   --        76,031,766
     Singapore..................   --       145,872,792   --       145,872,792
  Rights/Warrants
     Australia..................   --           579,555   --           579,555
     Hong Kong..................   --           693,092   --           693,092
     Singapore..................   --            15,070   --            15,070
  Securities Lending Collateral.   --       201,640,671   --       201,640,671
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,195,610,635   --    $1,195,610,635
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                               ---------- ------------ ---------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   Aegis Group P.L.C..........................  3,314,004 $ 12,583,830       0.9%
  *Barratt Developments P.L.C.................  4,366,245   13,384,802       0.9%
  *Berkeley Group Holdings P.L.C. (The).......    548,179   13,489,734       0.9%
   Daily Mail & General Trust P.L.C. Series A.  1,312,593   10,125,279       0.7%
   Debenhams P.L.C............................  5,756,729   11,145,139       0.8%
   GKN P.L.C..................................  3,193,432   10,740,884       0.7%
   Greene King P.L.C..........................  1,421,372   13,637,335       0.9%
   Inchcape P.L.C.............................  2,005,227   13,040,981       0.9%
   Informa P.L.C..............................  2,578,346   16,689,745       1.1%
   ITV P.L.C..................................  8,151,944   11,412,918       0.8%
   Ladbrokes P.L.C............................  3,736,209   10,821,643       0.7%
   Persimmon P.L.C............................  1,429,557   18,394,004       1.3%
   Rightmove P.L.C............................    404,934   10,542,022       0.7%
   Taylor Wimpey P.L.C........................ 14,517,978   14,349,169       1.0%
   UBM P.L.C..................................  1,008,603   11,402,231       0.8%
   William Hill P.L.C.........................  3,062,912   16,735,721       1.2%
   Other Securities...........................             155,871,714      10.6%
                                                          ------------      ----
Total Consumer Discretionary..................             364,367,151      24.9%
                                                          ------------      ----
Consumer Staples -- (3.9%)
   Tate & Lyle P.L.C..........................  1,034,844   12,129,459       0.9%
   Other Securities...........................              45,737,482       3.1%
                                                          ------------      ----
Total Consumer Staples........................              57,866,941       4.0%
                                                          ------------      ----
Energy -- (4.9%)
  *Afren P.L.C................................  4,970,604   11,086,658       0.8%
   John Wood Group P.L.C......................  1,017,921   13,991,092       0.9%
  *Premier Oil P.L.C..........................  1,957,535   11,099,271       0.8%
   Other Securities...........................              37,081,172       2.5%
                                                          ------------      ----
Total Energy..................................              73,258,193       5.0%
                                                          ------------      ----
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C............  2,601,039   13,663,246       0.9%
   Amlin P.L.C................................  2,265,989   13,660,008       0.9%
   Catlin Group, Ltd..........................  1,602,895   12,215,551       0.8%
   Hiscox, Ltd................................  1,714,088   13,217,072       0.9%
   IG Group Holdings P.L.C....................  1,498,282   10,550,404       0.7%
   Provident Financial P.L.C..................    496,498   11,004,838       0.8%
   Other Securities...........................             135,535,536       9.3%
                                                          ------------      ----
Total Financials..............................             209,846,655      14.3%
                                                          ------------      ----
Health Care -- (2.1%)
   Other Securities...........................              31,080,323       2.1%
                                                          ------------      ----
Industrials -- (27.8%)
   Ashtead Group P.L.C........................  2,502,187   15,116,530       1.0%
   Babcock International Group P.L.C..........  1,401,502   22,154,294       1.5%
   Balfour Beatty P.L.C.......................  3,154,154   16,078,068       1.1%
   Cobham P.L.C...............................  4,694,331   16,320,407       1.1%
   Cookson Group P.L.C........................  1,218,370   11,509,815       0.8%
   IMI P.L.C..................................  1,002,882   15,484,442       1.1%
   Intertek Group P.L.C.......................    378,948   17,273,414       1.2%
   Invensys P.L.C.............................  3,349,956   12,352,173       0.8%
   Meggitt P.L.C..............................  2,407,994   15,018,915       1.0%
   Melrose P.L.C..............................  4,749,372   18,500,491       1.3%
   Qinetiq Group P.L.C........................  3,030,205    9,651,175       0.7%
   Rentokil Initial P.L.C.....................  7,256,414   10,329,224       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         Percentage
                                                                               Shares      Value++     of Net Assets**
                                                                              --------- -------------- ---------------
Industrials -- (Continued)
   Rotork P.L.C..............................................................   366,679 $   13,509,077        0.9%
   Spirax-Sarco Engineering P.L.C............................................   320,648     10,039,086        0.7%
  *Travis Perkins P.L.C......................................................   930,166     16,254,661        1.1%
   Other Securities..........................................................              194,040,413       13.2%
                                                                                        --------------      -----
Total Industrials............................................................              413,632,185       28.2%
                                                                                        --------------      -----
Information Technology -- (8.9%)
   Halma P.L.C............................................................... 1,549,740     10,329,189        0.7%
   Spectris P.L.C............................................................   515,234     14,431,374        1.0%
   Telecity Group P.L.C......................................................   826,400     12,038,001        0.8%
   Other Securities..........................................................               95,317,734        6.5%
                                                                                        --------------      -----
Total Information Technology.................................................              132,116,298        9.0%
                                                                                        --------------      -----
Materials -- (7.3%)
   Croda International P.L.C.................................................   499,699     17,791,547        1.2%
   DS Smith P.L.C............................................................ 4,475,611     15,451,908        1.1%
   Mondi P.L.C............................................................... 1,222,056     13,471,337        0.9%
   Other Securities..........................................................               61,388,834        4.2%
                                                                                        --------------      -----
Total Materials..............................................................              108,103,626        7.4%
                                                                                        --------------      -----
Telecommunication Services -- (2.2%).........................................
   Inmarsat P.L.C............................................................ 1,658,096     15,190,469        1.0%
   Other Securities..........................................................               17,064,461        1.2%
                                                                                        --------------      -----
Total Telecommunication Services.............................................               32,254,930        2.2%
                                                                                        --------------      -----
Utilities -- (2.4%)
   Drax Group P.L.C.......................................................... 1,615,898     14,665,707        1.0%
   Pennon Group P.L.C........................................................ 1,434,955     16,622,307        1.1%
   Other Securities..........................................................                3,904,650        0.3%
                                                                                        --------------      -----
Total Utilities..............................................................               35,192,664        2.4%
                                                                                        --------------      -----
TOTAL COMMON STOCKS..........................................................            1,457,718,966       99.5%
                                                                                        --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................................................                   15,064        0.0%
                                                                                        --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................................................                       --        0.0%
                                                                                        --------------      -----
                                                                               Shares/
                                                                                Face
                                                                               Amount
                                                                                (000)      Value+
                                                                              --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund........................................... 2,420,052     28,000,000        1.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220.........................................        --            220        0.0%
                                                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................               28,000,220        1.9%
                                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050).....................................................           $1,485,734,250      101.4%
                                                                                        ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  364,367,151   --    $  364,367,151
     Consumer Staples...........   --        57,866,941   --        57,866,941
     Energy.....................   --        73,258,193   --        73,258,193
     Financials.................   --       209,846,655   --       209,846,655
     Health Care................   --        31,080,323   --        31,080,323
     Industrials................   --       413,632,185   --       413,632,185
     Information Technology.....   --       132,116,298   --       132,116,298
     Materials..................   --       108,103,626   --       108,103,626
     Telecommunication Services.   --        32,254,930   --        32,254,930
     Utilities..................   --        35,192,664   --        35,192,664
  Preferred Stocks
     Consumer Staples...........   --            15,064   --            15,064
  Rights/Warrants...............   --                --   --                --
  Securities Lending Collateral.   --        28,000,220   --        28,000,220
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,485,734,250   --    $1,485,734,250
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                     --------- ------------ ---------------
     COMMON STOCKS -- (88.4%)
     AUSTRIA -- (2.2%)
         Other Securities...........           $ 56,677,767       2.5%
                                               ------------      ----
     BELGIUM -- (3.2%)
         Ackermans & van Haaren NV..   118,073    9,613,309       0.4%
         Other Securities...........             72,036,340       3.2%
                                               ------------      ----
     TOTAL BELGIUM..................             81,649,649       3.6%
                                               ------------      ----
     DENMARK -- (3.4%)
         GN Store Nord A.S..........   803,034   12,585,533       0.5%
        *Topdanmark A.S.............    53,386   10,826,718       0.5%
         Other Securities...........             62,778,523       2.8%
                                               ------------      ----
     TOTAL DENMARK..................             86,190,774       3.8%
                                               ------------      ----
     FINLAND -- (6.1%)
         Elisa Oyj..................   432,751    9,286,323       0.4%
        #KCI Konecranes Oyj.........   245,559    7,808,333       0.3%
         Kesko Oyj Series B.........   250,135    7,821,799       0.4%
         Orion Oyj Series B.........   384,369    9,510,594       0.4%
        #Outotec Oyj................   163,942    8,010,462       0.4%
         Yit Oyj....................   479,016    9,445,723       0.4%
         Other Securities...........            102,256,708       4.6%
                                               ------------      ----
     TOTAL FINLAND..................            154,139,942       6.9%
                                               ------------      ----
     FRANCE -- (9.8%)
       #*Alcatel-Lucent SA.......... 7,392,628    7,558,803       0.3%
         Gemalto NV.................    97,900    8,842,316       0.4%
        #Neopost SA.................   135,048    7,403,969       0.3%
         Societe BIC SA.............    62,449    7,620,209       0.4%
         Other Securities...........            216,651,765       9.7%
                                               ------------      ----
     TOTAL FRANCE...................            248,077,062      11.1%
                                               ------------      ----
     GERMANY -- (12.9%)
        *Aareal Bank AG.............   423,110    9,098,181       0.4%
         Aurubis AG.................   153,470    9,715,684       0.4%
        #Deutsche Wohnen AG.........   646,717   11,844,087       0.5%
         Fuchs Petrolub AG..........   136,940    8,534,620       0.4%
         Rhoen-Klinikum AG..........   406,308    7,913,041       0.4%
        #SGL Carbon SE..............   229,387    9,149,090       0.4%
         Stada Arzneimittel AG......   247,784    7,504,291       0.3%
         Symrise AG.................   307,713   11,068,532       0.5%
         Wirecard AG................   381,688    8,741,631       0.4%
         Other Securities...........            242,716,782      10.8%
                                               ------------      ----
     TOTAL GERMANY..................            326,285,939      14.5%
                                               ------------      ----
     GREECE -- (2.0%)
         Other Securities...........             50,142,446       2.2%
                                               ------------      ----
     IRELAND -- (2.7%)
         DCC P.L.C..................   308,989    8,838,285       0.4%
         Dragon Oil P.L.C...........   990,437    8,866,393       0.4%
         Paddy Power P.L.C..........   180,573   13,336,467       0.6%
         Other Securities...........             36,164,730       1.6%
                                               ------------      ----
     TOTAL IRELAND..................             67,205,875       3.0%
                                               ------------      ----
     ISRAEL -- (2.6%)
         Other Securities...........             64,711,886       2.9%
                                               ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             Percentage
                                   Shares      Value++     of Net Assets**
                                  --------- -------------- ---------------
     ITALY -- (7.5%)
        *Banco Popolare Scarl.... 6,311,267 $   10,071,344       0.5%
       #*Finmeccanica SpA........ 1,593,106      7,900,845       0.4%
         Prysmian SpA............   494,781      9,539,788       0.4%
         Other Securities........              162,659,558       7.2%
                                            --------------      ----
     TOTAL ITALY.................              190,171,535       8.5%
                                            --------------      ----
     NETHERLANDS -- (5.2%)
         Aalberts Industries NV..   469,415      8,532,614       0.4%
         CSM NV..................   363,574      7,426,298       0.3%
         Delta Lloyd NV..........   472,377      7,855,836       0.4%
         Nutreco NV..............   173,920     13,027,581       0.6%
        *PostNL NV............... 1,920,653      7,579,442       0.3%
         Royal Imtech NV.........   349,305      8,780,615       0.4%
        *SBM Offshore NV.........   804,422     10,530,512       0.5%
         Other Securities........               68,339,691       3.0%
                                            --------------      ----
     TOTAL NETHERLANDS...........              132,072,589       5.9%
                                            --------------      ----
     NORWAY -- (3.3%)
         Other Securities........               84,171,601       3.8%
                                            --------------      ----
     PORTUGAL -- (1.2%)
         Other Securities........               29,375,131       1.3%
                                            --------------      ----
     SPAIN -- (4.5%)
         Viscofan SA.............   202,123      9,793,173       0.5%
         Other Securities........              103,986,927       4.6%
                                            --------------      ----
     TOTAL SPAIN.................              113,780,100       5.1%
                                            --------------      ----
     SWEDEN -- (9.4%)
         Castellum AB............   726,291      9,735,330       0.4%
         Holmen AB Series B......   273,916      8,072,161       0.3%
        #Husqvarna AB Series B... 1,434,072      8,330,008       0.4%
         Meda AB Series A........   857,997      8,790,208       0.4%
        *Securitas AB Series B... 1,133,353      8,253,893       0.4%
         Trelleborg AB Series B..   999,202     10,888,078       0.5%
         Other Securities........              183,427,230       8.2%
                                            --------------      ----
     TOTAL SWEDEN................              237,496,908      10.6%
                                            --------------      ----
     SWITZERLAND -- (12.3%)
        #Clariant AG.............   903,053      9,677,105       0.4%
       #*Dufry AG................    77,241      9,824,040       0.4%
         Galenica Holding AG.....    18,828     11,057,552       0.5%
        *GAM Holding AG..........   780,910     10,921,334       0.5%
         Helvetia Holding AG.....    22,754      7,989,963       0.4%
         Lonza Group AG..........   206,376     10,467,022       0.5%
         PSP Swiss Property AG...   148,327     13,621,861       0.6%
         Swiss Life Holding AG...   102,976     13,004,543       0.6%
         Other Securities........              225,523,358      10.0%
                                            --------------      ----
     TOTAL SWITZERLAND...........              312,086,778      13.9%
                                            --------------      ----
     UNITED KINGDOM -- (0.1%)
         Other Securities........                3,239,110       0.1%
                                            --------------      ----
     TOTAL COMMON STOCKS.........            2,237,475,092      99.7%
                                            --------------      ----
     RIGHTS/WARRANTS -- (0.0%)
     BELGIUM -- (0.0%)
         Other Securities........                    1,250       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
ITALY -- (0.0%)
   Other Securities.....................................................             $        8,763        0.0%
                                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS...................................................                     10,013        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund......................................  25,324,114    293,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $1,011,182) to be repurchased at
       $991,365......................................................... $       991        991,355        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                293,991,355       13.1%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)................................................             $2,531,476,460      112.8%
                                                                                     ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
    Austria....................       -- $   56,677,767   --    $   56,677,767
    Belgium....................       --     81,649,649   --        81,649,649
    Denmark....................       --     86,190,774   --        86,190,774
    Finland....................       --    154,139,942   --       154,139,942
    France.....................       --    248,077,062   --       248,077,062
    Germany....................       --    326,285,939   --       326,285,939
    Greece.....................       --     50,142,446   --        50,142,446
    Ireland....................       --     67,205,875   --        67,205,875
    Israel..................... $849,217     63,862,669   --        64,711,886
    Italy......................       --    190,171,535   --       190,171,535
    Netherlands................       --    132,072,589   --       132,072,589
    Norway.....................       --     84,171,601   --        84,171,601
    Portugal...................       --     29,375,131   --        29,375,131
    Spain......................       --    113,780,100   --       113,780,100
    Sweden.....................       --    237,496,908   --       237,496,908
    Switzerland................       --    312,086,778   --       312,086,778
    United Kingdom.............       --      3,239,110   --         3,239,110
 Rights/Warrants...............
    Belgium....................       --          1,250   --             1,250
    Italy......................       --          8,763   --             8,763
 Securities Lending Collateral.       --    293,991,355   --       293,991,355
                                -------- --------------   --    --------------
 TOTAL......................... $849,217 $2,530,627,243   --    $2,531,476,460
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                           --------- ------------ ---------------
COMMON STOCKS -- (75.6%)
Consumer Discretionary -- (8.5%)
   Aimia, Inc.............................   310,251 $  4,647,164       0.7%
   Astral Media, Inc. Class A.............   197,447    8,081,736       1.2%
  #Cineplex, Inc..........................   241,959    7,510,117       1.1%
  #Corus Entertainment, Inc. Class B......   304,900    6,902,417       1.0%
 #*Imax Corp..............................   260,537    5,874,637       0.8%
   Linamar Corp...........................   200,980    4,427,094       0.6%
  #RONA, Inc..............................   677,175    6,956,511       1.0%
   Other Securities.......................             32,434,102       4.7%
                                                     ------------      ----
Total Consumer Discretionary..............             76,833,778      11.1%
                                                     ------------      ----
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc..................   387,979    4,311,957       0.6%
  #North West Co., Inc. (The).............   188,473    4,415,788       0.7%
   Other Securities.......................             14,435,488       2.1%
                                                     ------------      ----
   Total Consumer Staples.................             23,163,233       3.4%
                                                     ------------      ----
Energy -- (19.2%)
 #*BlackPearl Resources, Inc.............. 1,165,485    3,979,278       0.6%
  *Celtic Exploration, Ltd................   323,700    8,452,662       1.2%
  *Gran Tierra Energy, Inc................ 1,065,607    5,366,712       0.8%
   Mullen Group, Ltd......................   312,028    6,470,188       0.9%
  #Parkland Fuel Corp.....................   265,671    4,532,700       0.7%
   Pason Systems, Inc.....................   259,107    4,220,947       0.6%
 #*Petrobank Energy & Resources, Ltd......   425,702    5,847,941       0.8%
   ShawCor, Ltd. Class A..................   212,900    9,485,907       1.4%
  #Trican Well Service, Ltd...............   564,307    6,734,958       1.0%
   Other Securities.......................            118,885,028      17.2%
                                                     ------------      ----
Total Energy..............................            173,976,321      25.2%
                                                     ------------      ----
Financials -- (5.9%)
  #Canadian Western Bank..................   271,572    8,037,715       1.2%
  #Davis & Henderson Corp.................   239,699    5,030,379       0.7%
   Granite Real Estate, Inc...............   143,257    5,252,637       0.8%
  #Home Capital Group, Inc................   120,600    6,140,185       0.9%
   Laurentian Bank of Canada..............   109,624    4,878,885       0.7%
   Other Securities.......................             24,307,922       3.5%
                                                     ------------      ----
Total Financials..........................             53,647,723       7.8%
                                                     ------------      ----
Health Care -- (1.6%)
   Other Securities.......................             14,136,911       2.0%
                                                     ------------      ----
Industrials -- (9.0%).....................
  #Ritchie Brothers Auctioneers, Inc......   244,637    5,425,491       0.8%
  #Russel Metals, Inc.....................   246,300    6,880,370       1.0%
   Stantec, Inc...........................   182,098    6,272,011       0.9%
  #Superior Plus Corp.....................   559,647    5,468,991       0.8%
   Toromont Industries, Ltd...............   274,167    5,380,399       0.8%
   TransForce, Inc........................   314,697    5,744,106       0.8%
 #*Westport Innovations, Inc..............   158,805    4,436,205       0.7%
   Other Securities.......................             42,117,801       6.1%
                                                     ------------      ----
Total Industrials.........................             81,725,374      11.9%
                                                     ------------      ----
Information Technology -- (3.9%)
  *Celestica, Inc.........................   874,907    6,351,015       0.9%
   Constellation Software, Inc............    36,819    4,223,264       0.6%
   MacDonald Dettweiler & Associates, Ltd.   128,853    7,224,799       1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                          Shares      Value++    of Net Assets**
                                       ------------ ------------ ---------------
Information Technology -- (Continued)
   Other Securities...................              $ 17,654,949        2.6%
                                                    ------------      -----
Total Information Technology..........                35,454,027        5.1%
                                                    ------------      -----
Materials -- (21.4%)
   #Alamos Gold, Inc..................     382,920     7,495,455        1.1%
  #*AuRico Gold, Inc..................     892,052     7,449,025        1.1%
  #*B2Gold Corp.......................   1,401,050     5,793,578        0.8%
   *Canfor Corp.......................     411,155     5,862,175        0.9%
   #CCL Industries, Inc. Class B......     107,585     3,983,473        0.6%
   *First Majestic Silver Corp........     431,070     9,965,869        1.4%
   *Harry Winston Diamond Corp........     284,763     4,085,761        0.6%
   #HudBay Minerals, Inc..............     734,374     6,816,167        1.0%
  #*NovaGold Resources, Inc...........     845,155     4,104,132        0.6%
  #*OceanaGold Corp...................   1,151,416     4,035,000        0.6%
    Sherritt International Corp.......   1,571,926     6,799,219        1.0%
  #*Silver Standard Resources, Inc....     340,397     5,170,285        0.7%
   #West Fraser Timber Co., Ltd.......     126,174     7,641,818        1.1%
    Other Securities..................               115,503,398       16.8%
                                                    ------------      -----
Total Materials.......................               194,705,355       28.3%
                                                    ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities...................                 3,228,819        0.5%
                                                    ------------      -----
Utilities -- (3.2%)
   #Algonquin Power & Utilities Corp..     574,574     3,975,275        0.6%
    Capital Power Corp................     287,449     6,161,986        0.9%
   #Just Energy Group, Inc............     583,478     5,970,608        0.9%
   #Northland Power, Inc..............     297,306     5,763,048        0.8%
    Other Securities..................                 7,611,960        1.1%
                                                    ------------      -----
   Total Utilities....................                29,482,877        4.3%
                                                    ------------      -----
TOTAL COMMON STOCKS...................               686,354,418       99.6%
                                                    ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...................                    12,722        0.0%
                                                    ------------      -----

                                         Shares/
                                           Face
                                       Amount (000)   Value+
-                                      ------------ ------------
SECURITIES LENDING COLLATERAL --
  (24.4%)
(S)@DFA Short Term Investment Fund....  19,101,124   221,000,000       32.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.35%,
     11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%,
     01/01/39, valued at $448,986) to
     be repurchased at $440,186....... $       440       440,182        0.0%
                                                    ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...               221,440,182       32.1%
                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost
  $996,859,895)                                     $907,807,322      131.7%
                                                    ============      =====

The Canadian Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 76,833,778           --   --    $ 76,833,778
    Consumer Staples...........   23,163,233           --   --      23,163,233
    Energy.....................  173,976,321           --   --     173,976,321
    Financials.................   53,647,723           --   --      53,647,723
    Health Care................   14,136,911           --   --      14,136,911
    Industrials................   81,725,374           --   --      81,725,374
    Information Technology.....   35,454,027           --   --      35,454,027
    Materials..................  194,582,087 $    123,268   --     194,705,355
    Telecommunication Services.    3,228,819           --   --       3,228,819
    Utilities..................   29,482,877           --   --      29,482,877
 Rights/Warrants...............        1,807       10,915   --          12,722
 Securities Lending Collateral.           --  221,440,182   --     221,440,182
                                ------------ ------------   --    ------------
 TOTAL......................... $686,232,957 $221,574,365   --    $907,807,322
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
    Other Securities......................................            $         --       0.0%
                                                                      ------------      ----
BRAZIL -- (5.9%)
    BM&F Bovespa SA.......................................  1,665,208   10,658,381       0.3%
   #BRF - Brasil Foods SA ADR.............................    594,060   10,883,179       0.4%
    Petroleo Brasilerio SA ADR............................  1,206,339   25,586,450       0.9%
   #Vale SA Sponsored ADR.................................  1,090,933   19,985,893       0.7%
    Other Securities......................................             113,098,162       3.9%
                                                                      ------------      ----
TOTAL BRAZIL..............................................             180,212,065       6.2%
                                                                      ------------      ----
CHILE -- (1.7%)
    Other Securities......................................              52,376,766       1.8%
                                                                      ------------      ----
CHINA -- (14.4%)
    Bank of China, Ltd. Series H.......................... 54,772,100   22,439,161       0.8%
    China Construction Bank Corp. Series H................ 50,081,590   37,608,762       1.3%
   #China Life Insurance Co., Ltd. ADR....................    323,770   14,304,159       0.5%
   #China Mobile, Ltd. Sponsored ADR......................    797,772   44,188,591       1.5%
    China Petroleum & Chemical Corp. ADR..................    106,449   11,199,499       0.4%
    China Shenhua Energy Co., Ltd. Series H...............  2,230,500    9,451,071       0.3%
   #CNOOC, Ltd. ADR.......................................    105,160   21,615,638       0.7%
    Industrial & Commercial Bank of China, Ltd. Series H.. 45,200,185   29,764,290       1.0%
    PetroChina Co., Ltd. ADR..............................    145,110   19,700,134       0.7%
   #Ping An Insurance Group Co. of China, Ltd. Series H...  1,230,500    9,683,465       0.3%
    Tencent Holdings, Ltd.................................    700,600   24,697,196       0.9%
    Other Securities......................................             197,502,523       6.8%
                                                                      ------------      ----
TOTAL CHINA...............................................             442,154,489      15.2%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
    Other Securities......................................              16,878,201       0.6%
                                                                      ------------      ----
CZECH REPUBLIC -- (0.5%)
    Other Securities......................................              14,157,172       0.5%
                                                                      ------------      ----
EGYPT -- (0.2%)
    Other Securities......................................               4,867,413       0.2%
                                                                      ------------      ----
HUNGARY -- (0.4%)
    Other Securities......................................              11,585,628       0.4%
                                                                      ------------      ----
INDIA -- (7.5%)
    HDFC Bank, Ltd........................................  1,422,205   16,628,866       0.6%
    ITC, Ltd..............................................  2,036,173   10,663,754       0.4%
    Reliance Industries, Ltd..............................  1,432,266   21,357,809       0.7%
    Tata Consultancy Services, Ltd........................    436,140   10,644,140       0.3%
    Other Securities......................................             171,927,254       5.9%
                                                                      ------------      ----
TOTAL INDIA...............................................             231,221,823       7.9%
                                                                      ------------      ----
INDONESIA -- (3.0%)
    PT Astra International Tbk............................ 18,834,110   15,721,127       0.5%
    Other Securities......................................              75,273,062       2.6%
                                                                      ------------      ----
TOTAL INDONESIA...........................................              90,994,189       3.1%
                                                                      ------------      ----
ISRAEL -- (0.0%)
    Other Securities......................................                      17       0.0%
                                                                      ------------      ----
MALAYSIA -- (3.9%)
    CIMB Group Holdings Berhad............................  3,992,654    9,978,299       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities............................            $109,647,195       3.8%
                                                           ------------      ----
TOTAL MALAYSIA.................................             119,625,494       4.1%
                                                           ------------      ----
MEXICO -- (5.7%)
   America Movil S.A.B. de C.V. Series L....... 33,690,314   42,736,835       1.5%
  *Cemex S.A.B. de C.V. Sponsored ADR..........  1,144,044   10,342,158       0.3%
   Fomento Economico Mexicano S.A.B. de C.V....  1,901,129   17,135,424       0.6%
   Grupo Mexico S.A.B. de C.V. Series B........  3,579,616   11,476,423       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..  4,944,929   14,554,572       0.5%
   Other Securities............................              80,544,258       2.8%
                                                           ------------      ----
TOTAL MEXICO...................................             176,789,670       6.1%
                                                           ------------      ----
PERU -- (0.4%)
   Other Securities............................              13,254,591       0.5%
                                                           ------------      ----
PHILIPPINES -- (1.1%)
   Other Securities............................              34,867,739       1.2%
                                                           ------------      ----
POLAND -- (1.5%)
   Other Securities............................              45,242,356       1.6%
                                                           ------------      ----
RUSSIA -- (4.5%)
   Gazprom OAO Sponsored ADR...................  4,557,577   41,861,317       1.4%
   Lukoil OAO Sponsored ADR....................    376,321   22,838,291       0.8%
  *Sberbank of Russia Sponsored ADR............  1,585,492   18,749,162       0.6%
   Other Securities............................              54,443,702       1.9%
                                                           ------------      ----
TOTAL RUSSIA...................................             137,892,472       4.7%
                                                           ------------      ----
SOUTH AFRICA -- (7.4%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.......    331,815   11,275,074       0.4%
   MTN Group, Ltd..............................  1,575,988   28,452,821       1.0%
   Naspers, Ltd. Series N......................    307,957   19,991,188       0.7%
   Sasol, Ltd. Sponsored ADR...................    536,546   22,754,916       0.8%
   Standard Bank Group, Ltd....................  1,007,241   12,437,628       0.4%
   Other Securities............................             133,172,495       4.5%
                                                           ------------      ----
TOTAL SOUTH AFRICA.............................             228,084,122       7.8%
                                                           ------------      ----
SOUTH KOREA -- (14.3%)
   Hyundai Mobis...............................     55,218   14,033,384       0.5%
   Hyundai Motor Co., Ltd......................    130,240   26,766,758       0.9%
  #Kia Motors Corp.............................    224,568   12,449,986       0.4%
   LG Chemical, Ltd............................     37,273   10,455,811       0.4%
   POSCO.......................................     50,240   15,793,173       0.6%
   Samsung Electronics Co., Ltd................     71,022   85,229,070       2.9%
   Samsung Electronics Co., Ltd. GDR...........     49,372   29,919,407       1.0%
   Shinhan Financial Group Co., Ltd............    273,716    9,394,602       0.3%
   Other Securities............................             236,085,690       8.1%
                                                           ------------      ----
TOTAL SOUTH KOREA..............................             440,127,881      15.1%
                                                           ------------      ----
TAIWAN -- (10.6%)
   Formosa Plastics Corp.......................  3,709,648   10,098,181       0.3%
  #Hon Hai Precision Industry Co., Ltd.........  8,047,506   24,400,340       0.8%
   Taiwan Semiconductor Manufacturing Co., Ltd. 20,007,808   60,964,986       2.1%
   Other Securities............................             229,028,962       7.9%
                                                           ------------      ----
TOTAL TAIWAN...................................             324,492,469      11.1%
                                                           ------------
THAILAND -- (2.6%)
   Other Securities............................              78,635,189       2.7%
                                                           ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
TURKEY -- (1.8%)
   Other Securities.....................................................             $   56,233,417        1.9%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              2,699,693,163       92.7%
                                                                                     --------------      -----
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   Banco Bradesco SA....................................................   1,656,632     26,100,896        0.9%
   Cia de Bebidas das Americas SA ADR...................................     622,039     25,372,971        0.9%
   Itau Unibanco Holding SA.............................................   1,765,700     25,819,793        0.9%
   Petroleo Brasilerio SA ADR...........................................   1,711,000     35,126,830        1.2%
   Vale SA..............................................................   1,412,691     25,283,138        0.9%
   Other Securities.....................................................                 53,718,271        1.8%
                                                                                     --------------      -----
TOTAL BRAZIL............................................................                191,421,899        6.6%
                                                                                     --------------      -----
CHILE -- (0.2%)
   Other Securities.....................................................                  5,338,531        0.2%
                                                                                     --------------      -----
COLOMBIA -- (0.0%)
   Other Securities.....................................................                    350,944        0.0%
                                                                                     --------------      -----
TOTAL PREFERRED STOCKS                                                                  197,111,374        6.8%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
SOUTH AFRICA -- (0.0%)
   Other Securities.....................................................                     13,007        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund......................................  15,125,324    175,000,000        6.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $450,637) to be repurchased at $441,806...... $       442        441,801        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                175,441,801        6.0%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,006,449,577)................................................             $3,072,259,345      105.5%
                                                                                     ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $180,212,065             --   --    $  180,212,065
   Chile......................   52,376,766             --   --        52,376,766
   China......................  126,342,004 $  315,812,485   --       442,154,489
   Colombia...................   16,878,201             --   --        16,878,201
   Czech Republic.............           --     14,157,172   --        14,157,172
   Egypt......................           --      4,867,413   --         4,867,413
   Hungary....................           --     11,585,628   --        11,585,628
   India......................   18,446,964    212,774,859   --       231,221,823
   Indonesia..................       55,259     90,938,930   --        90,994,189
   Israel.....................           --             17   --                17
   Malaysia...................           --    119,625,494   --       119,625,494
   Mexico.....................  176,782,316          7,354   --       176,789,670
   Peru.......................   13,254,591             --   --        13,254,591
   Philippines................           --     34,867,739   --        34,867,739
   Poland.....................           --     45,242,356   --        45,242,356
   Russia.....................    5,524,026    132,368,446   --       137,892,472
   South Africa...............   44,801,267    183,282,855   --       228,084,122
   South Korea................   13,060,688    427,067,193   --       440,127,881
   Taiwan.....................    8,756,012    315,736,457   --       324,492,469
   Thailand...................   78,635,189             --   --        78,635,189
   Turkey.....................    1,121,599     55,111,818   --        56,233,417
Preferred Stocks
   Brazil.....................  191,421,899             --   --       191,421,899
   Chile......................    5,338,531             --   --         5,338,531
   Colombia...................      350,944             --   --           350,944
Rights/Warrants
   South Africa...............           --         13,007   --            13,007
Securities Lending Collateral.           --    175,441,801   --       175,441,801
                               ------------ --------------   --    --------------
TOTAL......................... $933,358,321 $2,138,901,024   --    $3,072,259,345
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                             Percentage
                                                    Shares      Value++    of Net Assets**
                                                  ----------- ------------ ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
   Other Securities..............................             $         --       0.0%
                                                              ------------      ----
BRAZIL -- (8.9%)
   All America Latina Logistica SA...............   1,296,400    5,897,805       0.2%
   Anhanguera Educacional Participacoes SA.......     613,145   10,747,132       0.4%
   Cia de Saneamento de Minas Gerais-Copasa SA...     298,421    7,043,796       0.2%
   Cia Hering SA.................................     340,090    7,813,003       0.3%
   Diagnosticos da America SA....................   1,189,841    7,908,645       0.3%
   Duratex SA....................................   1,087,562    7,566,161       0.3%
   Energias do Brazil SA.........................   1,190,706    7,445,393       0.2%
   Estacio Participacoes SA......................     396,371    7,552,526       0.3%
  *Kroton Educacional SA Unit Shares.............     367,679    7,349,778       0.2%
   Localiza Rent a Car SA........................     397,002    6,958,603       0.2%
   MRV Engenharia e Participacoes SA.............   1,595,833    8,092,898       0.3%
   OdontoPrev SA.................................   1,315,743    6,802,049       0.2%
   PDG Realty SA Empreendimentos e Participacoes.   4,452,753    7,497,804       0.3%
   Raia Drogasil SA..............................     652,675    7,182,140       0.2%
   Sul America SA................................     872,609    6,874,147       0.2%
   Totvs SA......................................     453,100    9,213,476       0.3%
   Other Securities..............................              165,898,127       5.6%
                                                              ------------      ----
TOTAL BRAZIL.....................................              287,843,483       9.7%
                                                              ------------      ----
CHILE -- (1.4%)
   Other Securities..............................               45,262,428       1.5%
                                                              ------------      ----
CHINA -- (14.1%)
  #Geely Automobile Holdings, Ltd................  17,610,000    7,552,943       0.3%
   Kingboard Chemical Holdings, Ltd..............   2,516,851    7,467,568       0.2%
  #Sino-Ocean Land Holdings, Ltd.................  12,181,591    7,613,061       0.3%
   Yuexiu Property Co., Ltd......................  21,435,432    5,860,904       0.2%
   Other Securities..............................              431,216,407      14.6%
                                                              ------------      ----
TOTAL CHINA......................................              459,710,883      15.6%
                                                              ------------      ----
COLOMBIA -- (0.0%)
   Other Securities..............................                  753,689       0.0%
                                                              ------------      ----
HONG KONG -- (0.0%)
   Other Securities..............................                   12,892       0.0%
                                                              ------------      ----
HUNGARY -- (0.1%)
   Other Securities..............................                2,091,125       0.1%
                                                              ------------      ----
INDIA -- (8.4%)
   Other Securities..............................              272,539,401       9.2%
                                                              ------------      ----
INDONESIA -- (4.3%)
   PT Bhakti Investama Tbk....................... 103,922,400    5,917,040       0.2%
   PT Lippo Karawaci Tbk.........................  78,560,312    7,581,188       0.3%
   PT Mayorah Indah Tbk..........................   2,535,500    6,225,811       0.2%
   Other Securities..............................              121,590,703       4.1%
                                                              ------------      ----
TOTAL INDONESIA..................................              141,314,742       4.8%
                                                              ------------      ----
ISRAEL -- (0.0%)
   Other Securities..............................                  294,542       0.0%
                                                              ------------      ----
MALAYSIA -- (5.0%)
   Other Securities..............................              162,803,488       5.5%
                                                              ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                      --------- -------------- ---------------
MEXICO -- (3.1%)
  #Arca Continental S.A.B. de C.V.................... 1,556,394 $   11,291,999       0.4%
 #*Genomma Lab Internacional S.A.B. de C.V. Series B. 4,371,954      8,714,526       0.3%
  *Industrias CH S.A.B. de C.V. Series B............. 1,217,718      7,066,931       0.2%
   Other Securities..................................               73,004,310       2.5%
                                                                --------------      ----
TOTAL MEXICO.........................................              100,077,766       3.4%
                                                                --------------      ----
PHILIPPINES -- (1.8%)
   Other Securities..................................               57,524,419       2.0%
                                                                --------------      ----
POLAND -- (1.5%)
   Other Securities..................................               48,812,366       1.7%
                                                                --------------      ----
SOUTH AFRICA -- (7.9%)
   Aveng, Ltd........................................ 2,057,732      7,365,511       0.3%
   AVI, Ltd.......................................... 1,505,301      9,947,350       0.3%
   Barloworld, Ltd...................................   854,276      6,922,746       0.2%
   Clicks Group, Ltd................................. 1,482,749     10,352,580       0.4%
   DataTec, Ltd......................................   975,763      6,065,177       0.2%
   Mr. Price Group, Ltd..............................   506,742      7,804,688       0.3%
  *Murray & Roberts Holdings, Ltd.................... 2,783,531      6,981,927       0.2%
   Nampak, Ltd....................................... 3,859,288     12,860,050       0.4%
   PPC, Ltd.......................................... 3,061,791     10,222,236       0.4%
   Reunert, Ltd......................................   945,660      8,334,441       0.3%
  *Sappi, Ltd........................................ 2,855,413      8,098,615       0.3%
   Spar Group, Ltd. (The)............................   622,477      8,691,302       0.3%
   Tongaat-Hulett, Ltd...............................   629,016      9,888,343       0.3%
   Other Securities..................................              142,665,475       4.8%
                                                                --------------      ----
TOTAL SOUTH AFRICA...................................              256,200,441       8.7%
                                                                --------------      ----
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc...........................   572,470      6,479,633       0.2%
 #*Cheil Worldwide, Inc..............................   380,705      7,332,746       0.3%
   CJ Corp...........................................    63,673      6,210,345       0.2%
   DGB Financial Group, Inc..........................   528,843      6,682,580       0.2%
   Hyosung Corp......................................   106,255      5,851,998       0.2%
   Hyundai Marine & Fire Insurance Co., Ltd..........   203,720      6,574,751       0.2%
   Korea Investment Holdings Co., Ltd................   175,310      5,992,811       0.2%
   Macquarie Korea Infrastructure Fund............... 1,309,661      8,046,199       0.3%
  #Woongjin Coway Co., Ltd...........................   187,030      6,814,273       0.2%
   Yuhan Corp........................................    34,258      5,913,574       0.2%
   Other Securities..................................              382,362,019      13.0%
                                                                --------------      ----
TOTAL SOUTH KOREA....................................              448,260,929      15.2%
                                                                --------------      ----
TAIWAN -- (12.5%)
   Other Securities..................................              406,004,257      13.7%
                                                                --------------      ----
THAILAND -- (3.5%)
   Other Securities..................................              112,281,873       3.8%
                                                                --------------      ----
TURKEY -- (2.8%)
   Other Securities..................................               92,008,419       3.1%
                                                                --------------      ----
TOTAL COMMON STOCKS..................................            2,893,797,143      98.0%
                                                                --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Marcopolo SA...................................... 1,047,700      6,143,673       0.2%
   Other Securities..................................               45,670,415       1.6%
                                                                --------------      ----
TOTAL BRAZIL.........................................               51,814,088       1.8%
                                                                --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                         ---------- -------------- ---------------
INDIA -- (0.0%)
   Other Securities.....................            $       15,097        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                    83,726        0.0%
                                                    --------------      -----
TOTAL PREFERRED STOCKS..................                51,912,911        1.8%
                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.....................                    11,762        0.0%
                                                    --------------      -----
INDONESIA -- (0.0%)
   Other Securities.....................                       540        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                     5,855        0.0%
                                                    --------------      -----
POLAND -- (0.0%)
   Other Securities.....................                    12,515        0.0%
                                                    --------------      -----
SOUTH AFRICA -- (0.0%)
   Other Securities.....................                    84,368        0.0%
                                                    --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities.....................                    21,309        0.0%
                                                    --------------      -----
TAIWAN -- (0.0%)
   Other Securities.....................                     1,792        0.0%
                                                    --------------      -----
THAILAND -- (0.0%)
   Other Securities.....................                        --        0.0%
                                                    --------------      -----
TOTAL RIGHTS/WARRANTS...................                   138,141        0.0%
                                                    --------------      -----

                                          Shares/
                                           Face
                                          Amount
                                           (000)       Value+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund...... 26,101,988    302,000,000       10.2%
                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,930,243,382)................            $3,247,848,195      110.0%
                                                    ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $287,843,483             --   --    $  287,843,483
   Chile......................   45,262,428             --   --        45,262,428
   China......................       39,450 $  459,671,433   --       459,710,883
   Colombia...................      753,689             --   --           753,689
   Hong Kong..................           --         12,892   --            12,892
   Hungary....................           --      2,091,125   --         2,091,125
   India......................      822,501    271,716,900   --       272,539,401
   Indonesia..................           --    141,314,742   --       141,314,742
   Israel.....................           --        294,542   --           294,542
   Malaysia...................           --    162,803,488   --       162,803,488
   Mexico.....................   99,784,365        293,401   --       100,077,766
   Philippines................           --     57,524,419   --        57,524,419
   Poland.....................           --     48,812,366   --        48,812,366
   South Africa...............           --    256,200,441   --       256,200,441
   South Korea................           --    448,260,929   --       448,260,929
   Taiwan.....................           --    406,004,257   --       406,004,257
   Thailand...................  112,183,894         97,979   --       112,281,873
   Turkey.....................           --     92,008,419   --        92,008,419
Preferred Stocks
   Brazil.....................   51,776,669         37,419   --        51,814,088
   India......................           --         15,097   --            15,097
   Malaysia...................           --         83,726   --            83,726
Rights/Warrants
   Brazil.....................           --         11,762   --            11,762
   Indonesia..................           --            540   --               540
   Malaysia...................           --          5,855   --             5,855
   Poland.....................           --         12,515   --            12,515
   South Africa...............           --         84,368   --            84,368
   South Korea................           --         21,309   --            21,309
   Taiwan.....................           --          1,792   --             1,792
   Thailand...................           --             --   --                --
Securities Lending Collateral.           --    302,000,000   --       302,000,000
                               ------------ --------------   --    --------------
TOTAL......................... $598,466,479 $2,649,381,716   --    $3,247,848,195
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                    The Japanese   The Asia
                                                                           The U.S.      The DFA       Small     Pacific Small
                                                                          Large Cap   International   Company       Company
                                                                         Value Series Value Series     Series       Series
                                                                         ------------ ------------- ------------ -------------
ASSETS:
Investments at Value (including $581,088,
   $580,675, $211,713 and $179,249 of securities on loan, respectively). $10,580,291   $7,190,531    $1,671,206   $  993,970
Temporary Cash Investments at Value & Cost..............................       8,414           --            --           --
Collateral Received from Securities on Loan at
   Value & Cost.........................................................       1,574        1,682         3,965        1,641
Affiliated Collateral Received from Securities on
   Loan at Value & Cost.................................................     596,183      610,000       225,000      200,000
Foreign Currencies at Value.............................................          --       11,804         1,629        7,889
Cash....................................................................          --       10,538           987          421
Receivables:
   Investment Securities Sold...........................................         154           39         4,651        2,087
   Dividends, Interest and Tax Reclaims.................................      13,428       25,600        12,702        2,144
   Securities Lending Income............................................         179          608           263          339
   Fund Shares Sold.....................................................         202        5,782            --          500
Prepaid Expenses and Other Assets.......................................          --          177            --           --
                                                                         -----------   ----------    ----------   ----------
       Total Assets.....................................................  11,200,425    7,856,761     1,920,403    1,208,991
                                                                         ===========   ==========    ==========   ==========
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     597,757      611,682       228,965      201,641
   Investment Securities Purchased......................................       4,455        2,826         4,385        2,837
   Fund Shares Redeemed.................................................       7,689        2,358            62           90
   Due to Advisor.......................................................         890        1,209           141           83
   Loan Payable.........................................................          --           --            --          401
Unrealized Loss on Foreign Currency Contracts...........................          --           --            --            1
Accrued Expenses and Other Liabilities..................................         482          437           119           78
                                                                         -----------   ----------    ----------   ----------
       Total Liabilities................................................     611,273      618,512       233,672      205,131
                                                                         -----------   ----------    ----------   ----------
NET ASSETS.............................................................. $10,589,152   $7,238,249    $1,686,731   $1,003,860
                                                                         ===========   ==========    ==========   ==========
Investments at Cost..................................................... $ 7,765,593   $6,790,794    $1,867,719   $  951,649
                                                                         ===========   ==========    ==========   ==========
Foreign Currencies at Cost.............................................. $        --   $   11,815    $    1,628   $    7,863
                                                                         ===========   ==========    ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                   The United     The       The
                                                                    Kingdom   Continental Canadian    The     The Emerging
                                                                     Small       Small     Small    Emerging    Markets
                                                                    Company     Company   Company   Markets    Small Cap
                                                                     Series     Series     Series   Series*     Series*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $26,517, $274,460, $209,339,
  $211,020 and $330,402 of securities on loan,respectively)....... $1,457,734 $2,237,485  $686,367 $2,896,818  $2,945,848
Collateral Received from Securities on Loan at Value & Cost.......         --        991       440        442          --
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................     28,000    293,000   221,000    175,000     302,000
Foreign Currencies at Value.......................................      2,526      2,359     1,190      9,517       2,718
Cash..............................................................        187        335       466      3,867       7,127
Receivables:
   Investment Securities Sold.....................................        310      1,981       772        175         138
   Dividends and Tax Reclaims.....................................      4,225      2,774       421      3,133       1,986
   Securities Lending Income......................................         43        586       284        395       1,222
   Fund Shares Sold...............................................         --         20        --      4,566         115
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,493,025  2,539,531   910,940  3,093,913   3,261,154
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................     28,000    293,991   221,440    175,442     302,000
   Investment Securities Purchased................................         --         10       296      4,269       4,777
   Fund Shares Redeemed...........................................          3         --        --        228          --
   Due to Advisor.................................................        121        188        58        242         491
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         63        163        60        425         535
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................     28,187    294,352   221,854    180,606     307,804
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,464,838 $2,245,179  $689,086 $2,913,307  $2,953,350
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,182,154 $2,289,430  $775,420 $1,831,008  $2,628,243
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,508 $    2,355  $  1,192 $    9,562  $    2,699
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                                     The Asia
                                                                               The U.S.      The DFA    The Japanese Pacific
                                                                                 Large    International    Small      Small
                                                                               Cap Value      Value       Company    Company
                                                                                Series       Series        Series     Series
                                                                               ---------- ------------- ------------ --------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $0, $20,887, $2,646 and $869,
     respectively)............................................................ $  216,492   $ 263,184     $ 35,255   $37,078
   Interest...................................................................         21           2           --        --
   Income from Securities Lending.............................................      7,882      13,556        2,692     3,507
                                                                               ----------   ---------     --------   -------
          Total Investment Income.............................................    224,395     276,742       37,947    40,585
                                                                               ----------   ---------     --------   -------
Expenses
   Investment Advisory Services Fees..........................................      9,897      13,887        1,638       918
   Accounting & Transfer Agent Fees...........................................        932         666          176       110
   Custodian Fees.............................................................        107       1,453          481       424
   Shareholders' Reports......................................................         52          37            9         5
   Directors'/Trustees' Fees & Expenses.......................................         84          59           14         8
   Professional Fees..........................................................        362         237           45        26
   Other......................................................................        114         100           24        15
                                                                               ----------   ---------     --------   -------
          Total Expenses......................................................     11,548      16,439        2,387     1,506
                                                                               ----------   ---------     --------   -------
   Fees Paid Indirectly.......................................................         --         (18)          (7)       (3)
                                                                               ----------   ---------     --------   -------
   Net Expenses...............................................................     11,548      16,421        2,380     1,503
                                                                               ----------   ---------     --------   -------
   Net Investment Income (Loss)...............................................    212,847     260,321       35,567    39,082
                                                                               ----------   ---------     --------   -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................................    408,690     133,256       15,297    27,956
       Futures................................................................         --          --         (283)     (140)
       Foreign Currency Transactions..........................................         --      (1,249)         593      (236)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............................  1,049,282    (157,327)     (47,991)    3,183
       Translation of Foreign Currency Denominated Amounts....................         --        (266)         (76)      (94)
                                                                               ----------   ---------     --------   -------
   Net Realized and Unrealized Gain (Loss)....................................  1,457,972     (25,586)     (32,460)   30,669
                                                                               ----------   ---------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations............... $1,670,819   $ 234,735     $  3,107   $69,751
                                                                               ==========   =========     ========   =======

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                              The United     The
                                                               Kingdom   Continental The Canadian    The      The Emerging
                                                                Small       Small       Small      Emerging     Markets
                                                               Company     Company     Company     Markets     Small Cap
                                                                Series     Series       Series      Series       Series
                                                              ---------- ----------- ------------ --------    ------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $23, $8,095,
     $2,668, $8,881 and $7,052, respectively)................  $ 43,186    $56,091     $ 14,549   $ 68,066      $ 58,851
   Interest..................................................        --         20           --         --            --
   Income from Securities Lending............................       337      9,906        2,591      5,012         8,179
                                                               --------    -------     --------   --------      --------
          Total Investment Income............................    43,523     66,017       17,140     73,078        67,030
                                                               --------    -------     --------   --------      --------
Expenses
   Investment Advisory Services Fees.........................     1,246      1,999          705      2,666         4,726
   Accounting & Transfer Agent Fees..........................       140        209           90        270           242
   Custodian Fees............................................       115        818          197      2,092         3,244
   Shareholders' Reports.....................................         6         11            4         14            12
   Directors'/Trustees' Fees & Expenses......................        10         17            6         22            18
   Professional Fees.........................................        33         77           20        111           261
   Other.....................................................        18         31            8         43            36
                                                               --------    -------     --------   --------      --------
          Total Expenses.....................................     1,568      3,162        1,030      5,218         8,539
                                                               --------    -------     --------   --------      --------
   Fees Paid Indirectly......................................        (3)        (8)          (1)       (19)          (21)
                                                               --------    -------     --------   --------      --------
   Net Expenses..............................................     1,565      3,154        1,029      5,199         8,518
                                                               --------    -------     --------   --------      --------
   Net Investment Income (Loss)..............................    41,958     62,863       16,111     67,879        58,512
                                                               --------    -------     --------   --------      --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................   (16,423)    (4,064)      26,982     34,169       106,663
       Futures...............................................       236         69           --         --          (389)
       Foreign Currency Transactions.........................       339       (359)         111       (571)**     (1,553)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............   247,250        694      (63,323)    24,259         6,038
       Translation of Foreign Currency Denominated
         Amounts.............................................       (35)      (285)          (7)        20           (15)
                                                               --------    -------     --------   --------      --------
   Net Realized and Unrealized Gain (Loss)...................   231,367     (3,945)     (36,237)    57,877       110,744
                                                               --------    -------     --------   --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................  $273,325    $58,918     $(20,126)  $125,756      $169,256
                                                               ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                            The U.S.                  The DFA               The Japanese
                                                         Large Cap Value        International Value         Small Company
                                                             Series                    Series                  Series
                                                    ------------------------  -----------------------  ----------------------
                                                        Year         Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012         2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   212,847  $   168,852  $  260,321  $   254,173  $   35,567  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     408,690      387,017     133,256      161,341      15,297      17,637
       Futures.....................................          --      (12,646)         --           --        (283)         --
       Foreign Currency Transactions...............          --           --      (1,249)         506         593          93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................   1,049,282      (74,679)   (157,327)  (1,021,735)    (47,991)     66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --        (266)        (517)        (76)       (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,670,819      468,544     234,735     (606,232)      3,107     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     505,769    1,230,772     699,069      900,473     385,924     212,545
   Withdrawals.....................................    (922,543)  (1,180,609)   (651,462)    (257,967)   (205,115)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (416,774)      50,163      47,607      642,506     180,809     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................   1,254,045      518,707     282,342       36,274     183,916     291,215
Net Assets
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,589,152  $ 9,335,107  $7,238,249  $ 6,955,907  $1,686,731  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          The Asia Pacific      The United Kingdom        The Continental
                                                           Small Company           Small Company           Small Company
                                                               Series                 Series                  Series
                                                       ---------------------  ----------------------  ----------------------
                                                          Year        Year       Year        Year        Year        Year
                                                         Ended       Ended      Ended       Ended       Ended       Ended
                                                        Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2012        2011       2012        2011        2012        2011
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)....................... $   39,082  $  36,987  $   41,958  $   42,984  $   62,863  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................     27,956     71,818     (16,423)     18,980      (4,064)     66,872
       Futures........................................       (140)        --         236          --          69        (287)
       Foreign Currency Transactions..................       (236)       521         339          33        (359)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................      3,183   (158,023)    247,250     (66,130)        694    (377,057)
       Translation of Foreign Currency
         Denominated Amounts..........................        (94)       109         (35)         53        (285)         52
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations..........     69,751    (48,588)    273,325      (4,080)     58,918    (249,164)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions......................................    161,440     80,765      92,609     125,970     260,944     225,654
   Withdrawals........................................   (134,065)   (60,581)    (34,941)    (24,739)    (76,446)    (47,211)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest..................     27,375     20,184      57,668     101,231     184,498     178,443
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets....................................     97,126    (28,404)    330,993      97,151     243,416     (70,721)
Net Assets
   Beginning of Period................................    906,734    935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                       ----------  ---------  ----------  ----------  ----------  ----------
   End of Period...................................... $1,003,860  $ 906,734  $1,464,838  $1,133,845  $2,245,179  $2,001,763
                                                       ==========  =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                      The Canadian                                        The Emerging
                                      Small Company           The Emerging              Markets Small Cap
                                         Series              Markets Series                  Series
                                   ------------------  ------------------------    ------------------------
                                     Year      Year        Year          Year          Year          Year
                                    Ended     Ended       Ended         Ended         Ended         Ended
                                   Oct. 31,  Oct. 31,    Oct. 31,      Oct. 31,      Oct. 31,      Oct. 31,
                                     2012      2011        2012          2011          2012          2011
                                   --------  --------  ----------    ----------    ----------    ----------
Increase (Decrease) in Net
  Assets
Operations:
   Net Investment Income
     (Loss)....................... $ 16,111  $ 13,890  $   67,879    $   62,989    $   58,512    $   46,175
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold.....................   26,982    38,405      34,169       103,456       106,663        29,751
       Futures....................       --        --          --            --          (389)           --
       Foreign Currency
         Transactions.............      111      (110)       (571)**     (1,120)**     (1,553)**     (1,286)**
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency.....  (63,323)  (68,747)     24,259      (330,512)        6,038      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..................       (7)        4          20          (115)          (15)          (32)
   Change in Deferred
     Thailand Capital Gains
     Tax..........................       --        --          --         4,428            --         3,997
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) in Net
         Assets Resulting
         from Operations..........  (20,126)  (16,558)    125,756      (160,874)      169,256      (285,936)
                                   --------  --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..................   11,500   130,949     523,537       341,207     1,002,685       472,662
   Withdrawals....................  (38,550)  (41,851)   (175,967)     (269,845)      (93,517)     (193,156)
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) from
         Transactions in
         Interest.................  (27,050)   89,098     347,570        71,362       909,168       279,506
                                   --------  --------  ----------    ----------    ----------    ----------
       Total Increase
         (Decrease) in Net
         Assets...................  (47,176)   72,540     473,326       (89,512)    1,078,424        (6,430)
Net Assets
   Beginning of Period............  736,262   663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                   --------  --------  ----------    ----------    ----------    ----------
   End of Period.................. $689,086  $736,262  $2,913,307    $2,439,981    $2,953,350    $1,874,926
                                   ========  ========  ==========    ==========    ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $13, $903, $ 87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS

                                                                      The U.S. Large Cap Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................       18.31%       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $10,589,152  $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.......        0.12%       0.12%        0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.15%       1.79%        2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......................          10%         14%          28%         29%         19%(C)            9%
                                               -----------  ----------   ----------  ----------  ----------      -----------

                                                                     The DFA International Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................        3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $ 7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721
Ratio of Expenses to Average Net Assets.......        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................        3.75%       3.47%        2.55%       3.22%       4.15%(B)         3.04%
Portfolio Turnover Rate.......................          14%          9%          20%         18%         16%(C)           16%
                                               -----------  ----------   ----------  ----------  ----------      -----------

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     The Japanese Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct 31,     Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       0.54%      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,686,731  $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average Net Assets.......       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.17%       2.07%        1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......................          7%          5%          10%          7%         10%(C)           9%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Asia Pacific Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       7.48%      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,003,860  $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154
Ratio of Expenses to Average Net Assets.......       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Net Investment Income to Average Net
  Assets......................................       4.26%       3.78%        3.64%       4.00%       4.33%(B)        3.58%
Portfolio Turnover Rate.......................         18%         17%          18%         23%         20%(C)          25%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 The United Kingdom Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................      23.41%       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,464,838  $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580
Ratio of Expenses to Average Net Assets.......       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.37%       3.76%        2.86%       4.02%       3.79%(B)        2.72%
Portfolio Turnover Rate.......................          6%          7%          15%         10%         25%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Continental Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average Net Assets.......       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......................          9%         10%          12%          7%         18%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                           The Canadian Small Company Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                     Year         Year        Year        Year        Dec. 1,           Period
                                    Ended        Ended       Ended       Ended        2007 to      April 2, 2007(a)
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,            to
                                     2012         2011        2010        2009          2008        Nov. 30, 2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................      (2.51)%       0.27%       43.17%      61.67%     (56.44)%(C)         10.20%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $  689,086   $  736,262   $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to Average
  Net Assets....................       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment Income
  to Average Net Assets.........       2.29%        1.72%        1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate.........         22%          24%          10%         23%         21%(C)              6%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------

                                                              The Emerging Markets Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                                  Year        Year        Year        Dec. 1,            Year
                                  Year Ended     Ended       Ended       Ended        2007 to           Ended
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,
                                     2012         2011        2010        2009          2008             2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................       4.55%       (6.44)%      27.04%      53.99%     (48.15)%(C)         42.62%
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $2,913,307   $2,439,981   $2,529,493  $2,109,316  $1,624,524         $3,707,790
Ratio of Expenses to Average
  Net Assets....................       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Net Investment Income
  to Average Net Assets.........       2.55%        2.48%        2.18%       2.57%       3.00%(B)           2.52%
Portfolio Turnover Rate.........          5%          16%          12%         14%         19%(C)              7%
                                 ----------   ----------   ----------  ----------  ----------         ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      The Emerging Markets Small Cap Series
                                                    -------------------------------------------------------------------------
                                                                                                        Period
                                                       Year         Year        Year        Year       Dec. 1,        Year
                                                      Ended        Ended       Ended       Ended       2007 to       Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                       2012         2011        2010        2009         2008         2007
                                                    ----------  ----------   ----------  ----------  --------      ----------
Total Return.......................................       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
                                                    ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands).............. $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average Net Assets............       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate............................         13%         18%          15%         13%       19%(C)          16%
                                                    ----------  ----------   ----------  ----------  --------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

Domestic Equity Portfolio                     International Equity Portfolios
-------------------------                -----------------------------------------

The U.S. Large Cap Value Series          The DFA International Value Series

                                         The Japanese Small Company Series

                                         The Asia Pacific Small Company Series

                                         The United Kingdom Small Company Series

                                         The Continental Small Company Series

                                         The Canadian Small Company Series

                                         The Emerging Markets Series

                                         The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10% The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $18
              The Japanese Small Company Series.......      7
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.      3
              The Continental Small Company Series....      8
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     19
              The Emerging Markets Small Cap Series...     21

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

                  The Japanese Small Company Series....... $43
                  The Asia Pacific Small Company Series...  21
                  The United Kingdom Small Company Series.  25
                  The Continental Small Company Series....  51
                  The Canadian Small Company Series.......  12
                  The Emerging Markets Series.............  70
                  The Emerging Markets Small Cap Series...  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,030,715 $1,245,566
         The DFA International Value Series......  1,297,711    982,391
         The Japanese Small Company Series.......    326,323    108,934
         The Asia Pacific Small Company Series...    226,329    161,647
         The United Kingdom Small Company Series.    174,201     73,000
         The Continental Small Company Series....    454,150    189,112
         The Canadian Small Company Series.......    152,466    175,235
         The Emerging Markets Series.............    535,514    128,836
         The Emerging Markets Small Cap Series...  1,275,998    309,522

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,371,961   $3,160,109    $(345,608)     $2,814,501
The DFA International Value Series......  7,407,330    1,170,704     (775,821)        394,883
The Japanese Small Company Series.......  2,103,510      190,394     (393,733)       (203,339)
The Asia Pacific Small Company Series...  1,180,363      242,749     (227,501)         15,248
The United Kingdom Small Company Series.  1,220,692      426,464     (161,422)        265,042
The Continental Small Company Series....  2,588,006      453,225     (509,755)        (56,530)
The Canadian Small Company Series.......  1,004,183      105,385     (201,761)        (96,376)
The Emerging Markets Series.............  2,009,168    1,170,608     (107,516)      1,063,092
The Emerging Markets Small Cap Series...  2,953,965      649,864     (355,981)        293,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                      Recognized in
                                                          Income
                                                   --------------------
                                                          Equity
                                                        Contracts
                                                   --------------------
         The Japanese Small Company Series*.......        $(283)
         The Asia Pacific Small Company Series*...         (140)
         The United Kingdom Small Company Series*.          236
         The Continental Small Company Series*....           69
         The Emerging Markets Small Cap Series*...         (389)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series......     0.87%        10,399         20          5         53,091
The Japanese Small Company Series.......     0.87%           483          9         --          1,800
The Asia Pacific Small Company Series...     0.86%           508         32         --          2,385
The United Kingdom Small Company Series.     0.86%           304         10         --          2,542
The Continental Small Company Series....     0.91%         1,700         10         --          3,042
The Canadian Small Company Series.......     0.79%            24          5         --            121
The Emerging Markets Series.............     0.88%         4,459         28          3         10,372
The Emerging Markets Small Cap Series...     0.87%         2,241         35          2          9,738

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   At October 31, 2012, only The Asia Pacific Small Company Series had a loan outstanding in the amount of $401 (in thousands).

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $47,301 and $61,083, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large

Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                               PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs. MSCI Emerging Markets Index (net div.)
October 31, 2002-October 31, 2012

                                                                Dimensional Emerging      MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Markets Value Fund  Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ------------------------
2002-10-31  2002-11-30     7.90%          6.88%         10/2002           10000                  10000
2002-11-30  2002-12-31    -2.96%         -3.33%         11/2002     10790.45027            10688.20463
2002-12-31  2003-01-31     1.54%         -0.44%         12/2002     10471.01268            10332.68124
2003-01-31  2003-02-28    -0.88%         -2.81%         01/2003     10632.10519            10287.11002
2003-02-28  2003-03-31    -2.17%         -2.86%         02/2003     10538.84111            9998.077641
2003-03-31  2003-04-30    13.16%          8.89%         03/2003     10309.92018            9712.550745
2003-04-30  2003-05-31     7.56%          7.15%         04/2003     11666.48863            10576.25547
2003-05-31  2003-06-30     4.46%          5.67%         05/2003     12548.25812            11332.42116
2003-06-30  2003-07-31     2.26%          6.22%         06/2003     13107.84261             11974.8284
2003-07-31  2003-08-31     6.64%          6.69%         07/2003     13404.59196            12719.45993
2003-08-31  2003-09-30     4.92%          0.73%         08/2003        14294.84            13570.61278
2003-09-30  2003-10-31     8.99%          8.51%         09/2003     14998.55988            13669.44466
2003-10-31  2003-11-30     1.14%          1.22%         10/2003     16346.64978            14832.47204
2003-11-30  2003-12-31    12.10%          7.24%         11/2003     16532.94454            15012.94766
2003-12-31  2004-01-31     2.73%          3.49%         12/2003     18533.72377             16099.9853
2004-01-31  2004-02-29     6.54%          4.59%         01/2004     19039.10975            16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20285.14759            17426.29823
2004-03-31  2004-04-30    -6.96%         -8.19%         03/2004     20537.84059             17644.0921
2004-04-30  2004-05-31    -2.96%         -2.00%         04/2004     19108.81816            16199.38255
2004-05-31  2004-06-30     1.91%          0.43%         05/2004     18542.43732            15876.20003
2004-06-30  2004-07-31     1.25%         -1.83%         06/2004     18896.34863            15943.82184
2004-07-31  2004-08-31     4.54%          4.15%         07/2004     19133.43107            15651.96247
2004-08-31  2004-09-30     6.58%          5.77%         08/2004     20002.73335            16301.04143
2004-09-30  2004-10-31     3.19%          2.39%         09/2004      21319.3255            17241.52745
2004-10-31  2004-11-30    10.81%          9.26%         10/2004     22000.19985            17653.47774
2004-11-30  2004-12-31     6.49%          4.80%         11/2004     24378.83883             19287.7093
2004-12-31  2005-01-31     1.68%          0.25%         12/2004     25959.97635            20214.06032
2005-01-31  2005-02-28     9.13%          8.72%         01/2005     26396.27847            20265.39862
2005-02-28  2005-03-31    -7.27%         -6.61%         02/2005     28805.02978            22033.51685
2005-03-31  2005-04-30    -3.54%         -2.68%         03/2005     26711.67114            20577.38623
2005-04-30  2005-05-31     1.52%          3.48%         04/2005     25764.83617            20024.99063
2005-05-31  2005-06-30     3.33%          3.40%         05/2005     26156.31601            20722.01549
2005-06-30  2005-07-31     7.26%          6.99%         06/2005     27026.40266            21426.05132
2005-07-31  2005-08-31     1.65%          0.86%         07/2005     28989.11107            22923.68229
2005-08-31  2005-09-30     8.05%          9.31%         08/2005     29468.26993             23119.9891
2005-09-30  2005-10-31    -6.23%         -6.54%         09/2005     31839.84165            25272.80535
2005-10-31  2005-11-30     7.42%          8.27%         10/2005     29855.64651            23620.93331
2005-11-30  2005-12-31     6.31%          5.91%         11/2005     32071.93681              25574.955
2005-12-31  2006-01-31     9.60%         11.17%         12/2005     34096.21693            27086.60788
2006-01-31  2006-02-28     0.41%         -0.12%         01/2006     37368.99442             30111.9491
2006-02-28  2006-03-31     3.42%          0.88%         02/2006     37522.10682            30076.21583
2006-03-31  2006-04-30     8.73%          7.12%         03/2006     38806.22665            30341.27525
2006-04-30  2006-05-31   -10.78%        -10.48%         04/2006     42195.29097            32501.78094
2006-05-31  2006-06-30    -0.89%         -0.24%         05/2006     37644.53605            29096.49107
2006-06-30  2006-07-31     2.41%          1.43%         06/2006     37309.19804            29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     38209.03088            29440.93262
2006-08-31  2006-09-30     2.07%          0.83%         08/2006     38905.67565            30191.10507
2006-09-30  2006-10-31     6.98%          4.75%         09/2006     39710.00953            30442.48182
2006-10-31  2006-11-30     7.34%          7.43%         10/2006     42482.97306            31887.98293
2006-11-30  2006-12-31     3.54%          4.50%         11/2006     45599.59794            34258.36502
2006-12-31  2007-01-31     1.58%         -1.08%         12/2006     47213.71624            35800.88873
2007-01-31  2007-02-28     0.60%         -0.59%         01/2007     47958.60523            35415.39915
2007-02-28  2007-03-31     5.24%          3.98%         02/2007     48244.31606            35205.20002
2007-03-31  2007-04-30     8.00%          4.63%         03/2007     50771.34708            36607.13479
2007-04-30  2007-05-31     7.63%          4.95%         04/2007     54835.10208            38301.93602
2007-05-31  2007-06-30     2.87%          4.69%         05/2007     59021.69097            40199.01976
2007-06-30  2007-07-31     4.77%          5.28%         06/2007     60716.24691            42083.39264
2007-07-31  2007-08-31    -3.19%         -2.13%         07/2007     63613.38825            44303.84785
2007-08-31  2007-09-30     9.03%         11.04%         08/2007     61582.29628             43362.3024
2007-09-30  2007-10-31    11.01%         11.15%         09/2007     67142.01867            48150.94986
2007-10-31  2007-11-30    -7.26%         -7.09%         10/2007     74535.41778            53520.78318
2007-11-30  2007-12-31    -0.13%          0.35%         11/2007       69125.935            49726.86787
2007-12-31  2008-01-31    -9.91%        -12.48%         12/2007     69038.26331            49901.25085
2008-01-31  2008-02-29     4.02%          7.38%         01/2008     62193.56065             43673.8733
2008-02-29  2008-03-31    -3.34%         -5.29%         02/2008     64694.94701            46897.54641
2008-03-31  2008-04-30     7.74%          8.12%         03/2008     62533.94378            44415.76252
2008-04-30  2008-05-31     0.90%          1.86%         04/2008     67375.79586            48020.26653
2008-05-31  2008-06-30   -11.60%         -9.97%         05/2008     67979.60329            48911.10737
2008-06-30  2008-07-31    -1.94%         -3.77%         06/2008     60093.69775            44032.83828
2008-07-31  2008-08-31    -8.52%         -7.99%         07/2008     58930.74248            42371.91524
2008-08-31  2008-09-30   -17.24%        -17.50%         08/2008     53910.46039            38987.53211
2008-09-30  2008-10-31   -31.02%        -27.37%         09/2008      44615.6425            32164.58346
2008-10-31  2008-11-30    -7.55%         -7.53%         10/2008     30773.70777            23361.83389
2008-11-30  2008-12-31    12.34%          7.80%         11/2008     28451.60634            21603.22571
2008-12-31  2009-01-31    -8.99%         -6.46%         12/2008     31962.56422            23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009     29090.05385            21784.22273
2009-02-28  2009-03-31    17.36%         14.37%         02/2009     26617.81131            20555.33038
2009-03-31  2009-04-30    19.68%         16.64%         03/2009     31239.11507            23509.27602
2009-04-30  2009-05-31    22.56%         17.09%         04/2009     37385.48175            27421.45939
2009-05-31  2009-06-30    -1.22%         -1.35%         05/2009     45820.51471            32106.85072
2009-06-30  2009-07-31    13.46%         11.24%         06/2009     45263.06338            31674.35664
2009-07-31  2009-08-31     0.79%         -0.36%         07/2009     51355.93966            35236.07119
2009-08-31  2009-09-30     9.26%          9.08%         08/2009     51759.75602            35109.92688
2009-09-30  2009-10-31    -2.35%          0.12%         09/2009     56553.09626             38296.8602
2009-10-31  2009-11-30     6.41%          4.30%         10/2009     55225.17228            38344.23233
2009-11-30  2009-12-31     5.00%          3.95%         11/2009     58766.64207            39991.33055
2009-12-31  2010-01-31    -5.66%         -5.58%         12/2009     61703.76548            41570.63621
2010-01-31  2010-02-28     0.81%          0.35%         01/2010     58210.64339            39252.15628
2010-02-28  2010-03-31     8.82%          8.07%         02/2010     58682.03356             39390.3133
2010-03-31  2010-04-30     0.68%          1.21%         03/2010     63855.23859             42570.3986
2010-04-30  2010-05-31   -10.43%         -8.80%         04/2010     64290.36798            43086.13887
2010-05-31  2010-06-30     0.63%         -0.74%         05/2010     57582.12315             39296.4307
2010-06-30  2010-07-31     9.30%          8.33%         06/2010     57944.73098            39007.56331
2010-07-31  2010-08-31    -1.79%         -1.94%         07/2010      63335.5007            42255.92483
2010-08-31  2010-09-30    12.05%         11.11%         08/2010     62199.32951            41435.27509
2010-09-30  2010-10-31     3.45%          2.90%         09/2010     69693.22463            46039.95583
2010-10-31  2010-11-30    -3.20%         -2.64%         10/2010     72098.52321            47376.79589
2010-11-30  2010-12-31     8.35%          7.14%         11/2010     69789.92004            46126.15023
2010-12-31  2011-01-31    -3.12%         -2.71%         12/2010     75615.81914            49417.68963
2011-01-31  2011-02-28    -1.62%         -0.93%         01/2011     73258.86826            48076.93112
2011-02-28  2011-03-31     5.77%          5.88%         02/2011     72074.34936            47628.60177
2011-03-31  2011-04-30     3.60%          3.10%         03/2011     76232.25243            50428.86654
2011-04-30  2011-05-31    -3.78%         -2.62%         04/2011     78975.98501            51993.18073
2011-05-31  2011-06-30    -2.04%         -1.54%         05/2011     75990.51389            50629.43612
2011-06-30  2011-07-31    -0.80%         -0.44%         06/2011     74443.38715            49850.56795
2011-07-31  2011-08-31   -10.11%         -8.94%         07/2011     73851.12768            49629.16113
2011-08-31  2011-09-30   -17.92%        -14.58%         08/2011     66381.40643            45194.09196
2011-09-30  2011-10-31    13.18%         13.25%         09/2011     54487.86967            38605.04085
2011-10-31  2011-11-30    -5.04%         -6.66%         10/2011     61667.50467            43718.55662
2011-11-30  2011-12-31    -3.55%         -1.21%         11/2011     58561.16426            40804.88147
2011-12-31  2012-01-31    13.91%         11.34%         12/2011     56482.21271            40313.07288
2012-01-31  2012-02-29     6.11%          5.99%         01/2012     64338.71567            44885.64739
2012-02-29  2012-03-31    -4.27%         -3.34%         02/2012     68266.96715            47574.28607
2012-03-31  2012-04-30    -3.22%         -1.20%         03/2012      65354.0176            45986.28864
2012-04-30  2012-05-31   -11.05%        -11.21%         04/2012     63250.89219            45436.70648
2012-05-31  2012-06-30     4.55%          3.86%         05/2012     56264.64802            40341.21113
2012-06-30  2012-07-31    -0.60%          1.95%         06/2012     58827.07669            41898.19616
2012-07-31  2012-08-31     1.43%         -0.33%         07/2012     58476.55579            42715.46911
2012-08-31  2012-09-30     6.46%          6.03%         08/2012     59310.55379            42573.22844
2012-09-30  2012-10-31    -1.26%         -0.61%         09/2012     63142.10985            45142.17877
                                                     10/31/2012     62344.37264             44868.1269

                         One Year Five Years  Ten Years
                         -------- ----------  ---------
                            1.10%      -3.51%   20.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review             12 Months Ended October 31, 2012

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.


                 12 Months Ended October 31, 2012
                 --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

            12 Months Ended October 31, 2012
            --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
            China..................................   7.71%      7.92%
            South Korea............................   1.71%      3.35%
            Brazil.................................   4.65%    -12.68%
            Taiwan.................................  -1.78%      0.59%
            South Africa...........................  17.70%      6.84%
            India..................................   5.24%     -4.73%
            Russia.................................  -1.42%     -4.50%
            Mexico.................................  16.32%     17.03%
            Malaysia...............................  11.39%     12.19%
            Indonesia..............................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Fund Performance Overview

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Fund held approximately 2,200 securities across 18 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"), to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 1.10% for the Fund and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Fund's relative performance. Differences in the valuation timing and methodology between the Fund and the Index contributed positively to performance of the Fund. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  985.64    0.21%    $1.05
     Hypothetical 5% Annual Return. $1,000.00 $1,024.08    0.21%    $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund

                     Consumer Discretionary........   6.4%
                     Consumer Staples..............   6.1%
                     Energy........................  16.5%
                     Financials....................  33.7%
                     Health Care...................   0.7%
                     Industrials...................  11.1%
                     Information Technology........   6.4%
                     Materials.....................  15.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   1.6%
                                                    -----
                                                    100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                   Percentage
                                        Shares       Value++     of Net Assets**
                                      ----------- -------------- ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
   Banco Santander Brasil SA ADR.....  18,012,780 $  122,486,904       0.7%
   BM&F Bovespa SA...................  28,221,345    180,634,394       1.1%
   Petroleo Brasileiro SA ADR........  15,613,857    331,169,907       1.9%
   Other Securities..................                518,166,763       3.1%
                                                  --------------      ----
TOTAL BRAZIL.........................              1,152,457,968       6.8%
                                                  --------------      ----
CHILE -- (1.4%)
   Empresas CMPC SA..................  17,517,205     66,712,099       0.4%
   Other Securities..................                188,039,527       1.1%
                                                  --------------      ----
TOTAL CHILE..........................                254,751,626       1.5%
                                                  --------------      ----
CHINA -- (15.1%)
   #Agricultural Bank of China,
     Ltd. Series H................... 255,464,000    109,741,972       0.6%
   #Bank of China, Ltd. Series H..... 989,630,331    405,434,042       2.4%
    Bank of Communications Co.,
      Ltd. Series H.................. 110,893,574     79,063,779       0.5%
   #China Communications
     Construction Co., Ltd. Series H.  65,910,327     61,689,391       0.4%
    China Construction Bank Corp.
      Series H....................... 214,422,940    161,020,872       0.9%
   #China Petroleum & Chemical
     Corp. ADR.......................     993,796    104,557,277       0.6%
    China Petroleum & Chemical
      Corp. Series H................. 163,824,289    172,860,447       1.0%
   #China Unicom Hong Kong, Ltd.
     ADR.............................   7,316,862    117,728,310       0.7%
    Other Securities.................              1,480,337,248       8.8%
                                                  --------------      ----
TOTAL CHINA..........................              2,692,433,338      15.9%
                                                  --------------      ----
COLOMBIA -- (0.0%)
   Other Securities..................                  6,305,780       0.0%
                                                  --------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities..................                 45,582,734       0.3%
                                                  --------------      ----
HONG KONG -- (0.0%)
   Other Securities..................                     39,287       0.0%
                                                  --------------      ----
HUNGARY -- (0.5%)
   #OTP Bank P.L.C...................   3,793,491     72,294,221       0.4%
    Other Securities.................                 24,821,623       0.2%
                                                  --------------      ----
TOTAL HUNGARY........................                 97,115,844       0.6%
                                                  --------------      ----
INDIA -- (7.7%)
   #ICICI Bank, Ltd. Sponsored ADR...   3,805,302    149,358,103       0.9%
    Reliance Industries, Ltd.........  19,097,966    284,786,980       1.7%
    State Bank of India..............   2,228,831     86,802,979       0.5%
    Other Securities.................                848,004,441       5.0%
                                                  --------------      ----
TOTAL INDIA..........................              1,368,952,503       8.1%
                                                  --------------      ----
INDONESIA -- (2.9%)
   Other Securities..................                524,481,734       3.1%
                                                  --------------      ----
ISRAEL -- (0.0%)
   Other Securities..................                    864,856       0.0%
                                                  --------------      ----
MALAYSIA -- (3.2%)
   Other Securities..................                571,995,908       3.4%
                                                  --------------      ----
MEXICO -- (6.6%)
   #Alfa S.A.B. de C.V. Series A.....  51,397,020     94,755,160       0.6%
   *Cemex S.A.B. de C.V. Sponsored
     ADR.............................  16,022,635    144,844,622       0.9%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR...   2,494,369    226,014,775       1.3%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                             ----------- -------------- ---------------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de
      C.V. Series O.........................  23,160,991 $  128,770,440       0.8%
    Grupo Mexico S.A.B. de C.V. Series B....  26,180,390     83,935,602       0.5%
    Other Securities........................                495,698,970       2.9%
                                                         --------------      ----
TOTAL MEXICO................................              1,174,019,569       7.0%
                                                         --------------      ----
PHILIPPINES -- (1.1%)
    Other Securities........................                188,668,045       1.1%
                                                         --------------      ----
POLAND -- (1.4%)
   *Polski Koncern Naftowy Orlen SA.........   5,693,986     78,039,888       0.5%
    Other Securities........................                173,374,865       1.0%
                                                         --------------      ----
TOTAL POLAND................................                251,414,753       1.5%
                                                         --------------      ----
RUSSIA -- (4.3%)
    Gazprom OAO Sponsored ADR...............  72,700,131    667,750,267       3.9%
    Other Securities........................                 97,505,229       0.6%
                                                         --------------      ----
TOTAL RUSSIA................................                765,255,496       4.5%
                                                         --------------      ----
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd.........................   5,160,055     82,730,749       0.5%
   #Gold Fields, Ltd. Sponsored ADR.........  11,629,304    145,482,593       0.8%
    Nedbank Group, Ltd......................   3,179,691     65,565,003       0.4%
    Sanlam, Ltd.............................  28,863,728    128,793,703       0.8%
    Standard Bank Group, Ltd................  14,939,038    184,470,451       1.1%
  #*Steinhoff International Holdings, Ltd...  19,509,004     65,620,688       0.4%
    Other Securities........................                616,495,777       3.6%
                                                         --------------      ----
TOTAL SOUTH AFRICA..........................              1,289,158,964       7.6%
                                                         --------------      ----
SOUTH KOREA -- (14.4%)
    Hana Financial Group, Inc...............   3,300,484     96,014,717       0.6%
   #Hyundai Steel Co........................   1,031,183     74,092,555       0.4%
    KB Financial Group, Inc.................   2,902,753     98,710,063       0.6%
    KB Financial Group, Inc. ADR............   3,182,416    108,361,265       0.6%
   #LG Electronics, Inc.....................   1,750,233    121,766,959       0.7%
    POSCO...................................     673,915    211,848,256       1.3%
   #POSCO ADR...............................   1,618,522    126,859,754       0.7%
   #Samsung SDI Co., Ltd....................     500,681     62,766,213       0.4%
    Shinhan Financial Group Co., Ltd........   5,415,719    185,880,713       1.1%
    SK Holdings Co., Ltd....................     454,913     63,318,025       0.4%
   #SK Innovation Co., Ltd..................     595,603     87,545,630       0.5%
    Other Securities........................              1,326,862,243       7.9%
                                                         --------------      ----
TOTAL SOUTH KOREA...........................              2,564,026,393      15.2%
                                                         --------------      ----
TAIWAN -- (11.7%)
    First Financial Holding Co., Ltd........ 110,152,437     62,493,660       0.4%
    Fubon Financial Holding Co., Ltd........  74,753,471     76,587,420       0.5%
   #Mega Financial Holding Co., Ltd......... 123,517,381     89,722,186       0.5%
   #United Microelectronics Corp............ 206,208,681     76,461,049       0.4%
    Other Securities........................              1,787,063,949      10.6%
                                                         --------------      ----
TOTAL TAIWAN................................              2,092,328,264      12.4%
                                                         --------------      ----
THAILAND -- (3.0%)
    PTT Global Chemical PCL (Foreign).......  31,932,741     63,552,927       0.4%
    PTT PCL (Foreign).......................   5,915,600     61,375,556       0.4%
    Other Securities........................                411,283,606       2.4%
                                                         --------------      ----
TOTAL THAILAND..............................                536,212,089       3.2%
                                                         --------------      ----
TURKEY -- (2.5%)
    Turkiye Is Bankasi A.S..................  26,987,224     91,891,467       0.6%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                 ----------- --------------- ---------------
TURKEY -- (Continued)
    Other Securities............................             $   359,019,734        2.1%
                                                             ---------------      -----
TOTAL TURKEY....................................                 450,911,201        2.7%
                                                             ---------------      -----
TOTAL COMMON STOCKS.............................              16,026,976,352       94.9%
                                                             ---------------      -----
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   #Gerdau SA Sponsored ADR.....................  10,428,393      91,665,574        0.5%
    Petroleo Brasileiro SA......................  12,506,758     128,081,813        0.8%
    Petroleo Brasileiro SA ADR..................  16,172,808     332,027,748        2.0%
    Other Securities............................                 222,129,866        1.3%
                                                             ---------------      -----
TOTAL BRAZIL....................................                 773,905,001        4.6%
                                                             ---------------      -----
COLOMBIA -- (0.0%)
    Other Securities............................                   3,489,767        0.0%
                                                             ---------------      -----
INDIA -- (0.0%)
    Other Securities............................                      41,292        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                     281,138        0.0%
                                                             ---------------      -----
TOTAL PREFERRED STOCKS..........................                 777,717,198        4.6%
                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities............................                      50,099        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                      10,728        0.0%
                                                             ---------------      -----
POLAND -- (0.0%)
    Other Securities............................                      48,734        0.0%
                                                             ---------------      -----
THAILAND -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TURKEY -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS...........................                     109,561        0.0%
                                                             ---------------      -----
                                                   Shares/
                                                    Face
                                                   Amount
                                                    (000)        Value+
                                                 ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund..............  90,406,223   1,046,000,000        6.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $10,294,594)
     to be repurchased at $10,092,837........... $    10,093      10,092,739        0.1%
                                                             ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............               1,056,092,739        6.3%
                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)........................             $17,860,895,850      105.8%
                                                             ===============      =====

Dimensional Emerging Markets Value Fund
CONTINUED

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                               Investment in Securities (Market Value)
                        ------------------------------------------------------
                           Level 1         Level 2     Level 3      Total
                        -------------- --------------- ------- ---------------
Common Stocks
   Brazil.............. $1,152,457,968              --   --    $ 1,152,457,968
   Chile...............    254,751,626              --   --        254,751,626
   China...............    235,243,847 $ 2,457,189,491   --      2,692,433,338
   Colombia............      6,305,780              --   --          6,305,780
   Czech Republic......             --      45,582,734   --         45,582,734
   Hong Kong...........             --          39,287   --             39,287
   Hungary.............             --      97,115,844   --         97,115,844
   India...............    168,733,905   1,200,218,598   --      1,368,952,503
   Indonesia...........             --     524,481,734   --        524,481,734
   Israel..............             --         864,856   --            864,856
   Malaysia............             --     571,995,908   --        571,995,908
   Mexico..............  1,173,372,993         646,576   --      1,174,019,569
   Philippines.........             --     188,668,045   --        188,668,045
   Poland..............             --     251,414,753   --        251,414,753
   Russia..............      1,477,962     763,777,534   --        765,255,496
   South Africa........    204,518,729   1,084,640,235   --      1,289,158,964
   South Korea.........    350,558,671   2,213,467,722   --      2,564,026,393
   Taiwan..............     35,124,278   2,057,203,986   --      2,092,328,264
   Thailand............    530,357,027       5,855,062   --        536,212,089
   Turkey..............             --     450,911,201   --        450,911,201
Preferred Stocks
   Brazil..............    773,905,001              --   --        773,905,001
   Colombia............      3,489,767              --   --          3,489,767
   India...............             --          41,292   --             41,292
   Malaysia............             --         281,138   --            281,138
Rights/Warrants
   Brazil..............             --          50,099   --             50,099
   Malaysia............             --          10,728   --             10,728
   Poland..............             --          48,734   --             48,734
   Thailand............             --              --   --                 --
   Turkey..............             --              --   --                 --
Securities Lending
  Collateral...........             --   1,056,092,739   --      1,056,092,739
                        -------------- ---------------   --    ---------------
TOTAL.................. $4,890,297,554 $12,970,598,296   --    $17,860,895,850
                        ============== ===============   ==    ===============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,186,068 of securities on loan)*...... $16,804,803
Collateral Received from Securities on Loan at Value & Cost.............      10,093
Affiliated Collateral Received from Securities on Loan at Value & Cost..   1,046,000
Foreign Currencies at Value.............................................      45,598
Cash....................................................................       4,151
Receivables:
   Investment Securities Sold...........................................      24,446
   Dividends, Interest and Tax Reclaims.................................       8,000
   Fund Shares Sold.....................................................      21,560
   Securities Lending Income............................................       2,963
                                                                         -----------
       Total Assets.....................................................  17,967,614
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................   1,056,093
   Investment Securities Purchased......................................      23,801
   Due to Advisor.......................................................       1,421
Accrued Expenses and Other Liabilities..................................       1,977
                                                                         -----------
       Total Liabilities................................................   1,083,292
                                                                         -----------
NET ASSETS                                                               $16,884,322
                                                                         ===========
Investments at Cost..................................................... $17,050,548
                                                                         ===========
Foreign Currencies at Cost.............................................. $    44,606
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $49,100)......... $ 377,538
    Interest.....................................................         7
    Income from Securities Lending...............................    28,924
                                                                  ---------
           Total Investment Income...............................   406,469
                                                                  ---------
 Expenses
    Investment Advisory Services Fees............................    15,417
    Accounting & Transfer Agent Fees.............................     1,444
    Custodian Fees...............................................    13,411
    Shareholders' Reports........................................        78
    Directors'/Trustees' Fees & Expenses.........................       128
    Professional Fees............................................       555
    Other........................................................       313
                                                                  ---------
           Total Expenses........................................    31,346
                                                                  ---------
    Fees Paid Indirectly.........................................      (105)
                                                                  ---------
    Net Expenses.................................................    31,241
                                                                  ---------
    Net Investment Income (Loss).................................   375,228
                                                                  ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...............................   398,744
        Futures..................................................    (1,269)
        Foreign Currency Transactions............................    (4,761)**
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency...............  (574,018)
        Translation of Foreign Currency Denominated Amounts......      (185)
                                                                  ---------
    Net Realized and Unrealized Gain (Loss)......................  (181,489)
                                                                  ---------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $ 193,739
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                       Year           Year
                                                                                      Ended          Ended
                                                                                     Oct. 31,       Oct. 31,
                                                                                       2012           2011
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................................................. $   375,228    $   320,817
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     398,744        201,891
       Futures...................................................................      (1,269)            --
       Foreign Currency Transactions.............................................      (4,761)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (574,018)    (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................        (185)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     193,739     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   3,560,477      5,059,674
   Withdrawals...................................................................    (873,473)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   2,687,004      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,880,743      2,085,624
Net Assets
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,884,322    $14,003,579
                                                                                  ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Year         Year          Year        Year         Period          Year
                                                  Ended        Ended         Ended       Ended      Dec. 1, 2007      Ended
                                                 Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,         to          Nov. 30,
                                                   2012         2011          2010        2009      Oct. 31, 2008      2007
                                               -----------  -----------   -----------  ----------  -------------    ----------
Total Return..................................        1.10%      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%
                                               -----------  -----------   -----------  ----------   ----------      ----------
Net Assets, End of Period (thousands)......... $16,884,322  $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710
Ratio of Expenses to Average Net Assets.......        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.43%        2.29%         1.81%       2.17%        3.19%(B)        2.50%
Portfolio Turnover Rate.......................           8%           5%           15%         20%          14%(C)          14%
                                               -----------  -----------   -----------  ----------   ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $261 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were $105 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $4,238,656
                             Sales.....  1,158,122

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
              --------   ------------ -------------- --------------
             $18,160,399  $2,642,341   $(2,941,844)    $(299,503)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of its shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master fund. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation was the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized gains and losses on the Fund's Statement of Operations for the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2012:

                                                                   Realized Gain (Loss)
                                                                      on Derivatives
                                                                   Recognized in Income
                                                                   --------------------
                                         Location on the Statement        Equity
                                               of Operations            Contracts
                                         ------------------------- --------------------
                                             Net Realized Gain
Dimensional Emerging Markets Value Fund.    (Loss) on: Futures           $(1,269)*

/*/ As of October 31, 2012, the Fund had no outstanding futures contracts. During the year ended October 31, 2012, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.86%       $23,251         25        $14        $71,121

/*/ Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

H. Securities Lending:

   As of October 31, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $247,081 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
                                             Disinterested Trustees/Directors
George M.                 Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University of
Constantinides Director                         investment companies   Chicago Booth School of Business.
of DFAIDG and DIG.
Trustee of DFAITC and
DEM.
The University of
Chicago Booth School
of Business 5807
S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director    Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
of DFAIDG and DIG.                              investment companies   Economics, The University of Chicago Booth School of
Trustee of DFAITC and                                                  Business (since 1965). Member and Chair, Competitive
DEM.                                                                   Markets Advisory Committee, Chicago Mercantile
The University of                                                      Exchange (futures trading exchange) (since 2004).
Chicago Booth School                                                   Formerly, Director of UNext, Inc. (1999-2006). Trustee,
of Business 5807                                                       Harbor Fund (registered investment company) (30
S. Woodlawn Avenue                                                     Portfolios) (since 1994). Formerly, Member of the Board
Chicago, IL 60637                                                      of Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson         Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG                              investment companies   Management (since 1984). Chairman, CIO and Partner,
and DIG. Trustee of                                                    Zebra Capital Management, LLC (hedge fund manager)
DFAITC and DEM.                                                        (since 2001). Consultant to Morningstar, Inc. (since
Yale School of                                                         2006). Formerly, Chairman, Ibbotson Associates, Inc.,
Management P.O. Box                                                    Chicago, IL (software data publishing and consulting)
208200 New Haven, CT                                                   (1977-2006). Formerly, Director, BIRR Portfolio
06520-8200                                                             Analysis, Inc. (software products) (1990-2010).
Age: 68

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1 /and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                              investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG.                                                               Resources Management and Economics, Graduate
Trustee of DFAITC and                                                  School of Business, Stanford University (since 1995).
DEM. Stanford                                                          Cornerstone Research (expert testimony and economic
University Graduate                                                    and financial analysis) (since 2009). Formerly,
School of Business 518                                                 Chairman of the President George W. Bush's Council
Memorial Way                                                           of Economic Advisers (2006-2009). Formerly,
Stanford, CA 94305-                                                    Council of Economic Advisors, State of California
5015 Age: 64                                                           (2005-2006). Formerly, Commissioner, White House
                                                                       Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                              investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                    Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM.                                                        (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                   (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                  Capital Management (private equity firm) (until
Cave Road Building 1                                                   2004). Director, American Century Fund Complex
Austin, TX 78746                                                       (registered investment companies) (40 Portfolios)
Age: 70                                                                (since 1980). Formerly, Director, Chicago Mercantile
                                                                       Exchange (2001-2008).

Abbie J. Smith Director     Since 2000          100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
of DFAIDG and DIG.                              investment companies   of Accounting, The University of Chicago Booth
Trustee of DFAITC and                                                  School of Business (since 1980). Co-Director
DEM.                                                                   Investment Research, Fundamental Investment
The University of                                                      Advisors (hedge fund) (since 2008). Director, HNI
Chicago Booth School                                                   Corporation (formerly known as HON Industries Inc.)
of Business 5807                                                       (office furniture) (since 2000). Director, Ryder System
S. Woodlawn Avenue                                                     Inc. (transportation, logistics and supply-chain
Chicago, IL 60637                                                      management) (since 2003). Trustee, UBS Funds (4
Age: 58                                                                investment companies within the fund complex) (52
                                                                       portfolios) (since 2009).

Name, Position                                      Portfolios within the
with the Fund,               Term of Office/1 /and  DFA Fund Complex/2/    Principal Occupation(s) During Past 5 Years and
Address and Age              Length of Service            Overseen         Other Directorships of Public Companies Held
---------------              -------------------    ---------------------  -----------------------------------------------
                                           Interested Trustees/Directors*
David G. Booth                Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                 investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                 January 2010) of Dimensional Holdings
and President of DFAIDG                                                    Inc., Dimensional Fund Advisors LP,
and DIG. Chairman,                                                         DFA Securities LLC, Dimensional
Trustee, Co-Chief                                                          Emerging Markets Value Fund, DFAIDG,
Executive Officer and                                                      Dimensional Investment Group Inc. and
President of DFAITC and                                                    The DFA Investment Trust Company.
DEM. 6300 Bee Cave Road,                                                   Director of Dimensional Fund Advisors
Building One                                                               Ltd., Dimensional Funds PLC,
Austin, Texas 78746                                                        Dimensional Funds II PLC, DFA
Age: 65                                                                    Australia Limited, Dimensional Cayman
                                                                           Commodity Fund I Ltd., Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Chairman, Director and Co-Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. President,
                                                                           Dimensional SmartNest (US) LLC.
                                                                           Limited Partner, Oak Hill Partners (since
                                                                           2001) and VSC Investors, LLC (since
                                                                           2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief
                                                                           Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, Dimensional Emerging
                                                                           Markets Value Fund, DFAIDG,
                                                                           Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and
                                                                           Dimensional Holdings Inc. Formerly,
                                                                           Chief Investment Officer of Dimensional
                                                                           Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA
                                                                           Australia Limited. Formerly, Director, SA
                                                                           Funds (registered investment company).

Eduardo A. Repetto              Since 2009          100 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief                                  investment companies   January 2010), Chief Investment Officer
Executive Officer and                                                      (since March 2007) and Director/Trustee
Chief Investment Officer of                                                of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                            Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                          Securities LLC, Dimensional Emerging
Executive Officer and                                                      Markets Value Fund, DFAIDG,
Chief Investment Officer of                                                Dimensional Investment Group Inc., The
DFAITC and DEM.                                                            DFA Investment Trust Company and
6300 Bee Cave Road,                                                        Dimensional Cayman Commodity Fund I
Building One                                                               Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                           President and Chief Investment Officer of
Age: 45                                                                    Dimensional Fund Advisors Canada
                                                                           ULC. Chief Investment Officer, Vice
                                                                           President and Director of DFA Australia
                                                                           Limited. Director of Dimensional Fund
                                                                           Advisors Ltd., Dimensional Funds PLC,
                                                                           Dimensional Funds II PLC, Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Co-Chief Executive Officer of
                                                                           Dimensional Retirement Plan Services
                                                                           LLC. Formerly, Vice President of
                                                                           Dimensional Holdings Inc., Dimensional
                                                                           Fund Advisors LP, DFA Securities LLC,
                                                                           Dimensional Emerging Markets Value
                                                                           Fund, DFAIDG, Dimensional Investment
                                                                           Group Inc., The DFA Investment Trust
                                                                           Company and Dimensional Fund
                                                                           Advisors Canada ULC.

--------
/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                   Term of Office/1/
Name, Position with the Fund and    and Length of
Age                                    Service                 Principal Occupation(s) During Past 5 Years
--------------------------------   ----------------    -----------------------------------------------------------
                                                    Officers

 April A. Aandal                     Since 2008        Vice President of all the DFA Entities. Vice President
 Vice President,                                       Global Business Development of all the DFA Entities.
 Global Business                                       Formerly, Chief Learning Officer of Dimensional
 Development                                           (2008-2011); Regional Director of Dimensional (2004-2008).
 Age: 49

 Robyn G. Alcorta                    Since 2012        Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                        President Business Development at Capson Physicians
 Age: 37                                               Insurance Company (2010-2012); Vice President at Charles
                                                       Schwab (2007-2010).

 Darryl D. Avery                     Since 2005        Vice President of all the DFA Entities.
 Vice President
 Age: 46

 Arthur H. Barlow                    Since 1993        Vice President of all the DFA Entities.
 Vice President
 Age: 56

 John T. Blood                       Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2010-January 2011); Chief Market
 Age: 43                                               Strategist at Commonwealth Financial (2007-2010); Director
                                                       of Research at Commonwealth Financial (2000-2007).

 Scott A. Bosworth                   Since 2007        Vice President of all the DFA Entities.
 Vice President
 Age: 43

 Valerie A. Brown                    Since 2001        Vice President and Assistant Secretary of all the DFA
 Vice President and Assistant                          Entities, DFA Australia Limited, Dimensional Fund Advisors
 Secretary                                             Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
 Age: 45                                               Retirement Plan Services LLC, Dimensional Fund Advisors
                                                       Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                       President and Assistant Secretary of Dimensional Fund
                                                       Advisors Canada ULC.

 David P. Butler                     Since 2007        Vice President of all the DFA Entities. Head of Global
 Vice President                                        Financial Services of Dimensional (since 2008). Formerly,
 Age: 48                                               Regional Director of Dimensional (January 1995 to January
                                                       2005).

 Douglas M. Byrkit                   Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (December
 Age: 41                                               2010-January 2012); Regional Director at Russell
                                                       Investments (April 2006-December 2010).

 James G. Charles                    Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2008-2010); Vice President,
 Age: 56                                               Client Portfolio Manager at American Century Investments
                                                       (2001-2008).

 Joseph H. Chi                       Since 2009        Vice President of all the DFA Entities. Co-Head of
 Vice President                                        Portfolio Management of Dimensional (since March 2012). Sr.
 Age: 46                                               Portfolio Manager of Dimensional (since January 2012).
                                                       Formerly, Portfolio Manager for Dimensional (October
                                                       2005-January 2012).

 Stephen A. Clark                    Since 2004        Vice President of all the DFA Entities, DFA Australia
 Vice President                                        Limited and Dimensional Fund Advisors Canada ULC. Head of
 Age: 40                                               Institutional, North America (since March 2012). Formerly,
                                                       Head of Portfolio Management of Dimensional (January
                                                       2006-March 2012).

 Jeffrey D. Cornell                  Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (August
 Age: 36                                               2002-January 2012).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Robert P. Cornell                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Financial Services Group of Dimensional (since August
Age: 63                                              1993).

George H. Crane                     Since 2010       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President and Managing Director at State Street Bank &
Age: 57                                              Trust Company (2007-2008); Managing Director, Head of
                                                     Investment Administration and Operations at State Street
                                                     Research & Management Company (2002-2005).

Christopher S. Crossan              Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and Global                            the DFA Entities, DFA Australia Limited, Dimensional Fund
Chief Compliance Officer                             Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Age: 46                                              SmartNest (US) LLC and Dimensional Retirement Plan Services
                                                     LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                     Canada ULC.

James L. Davis                      Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                     Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                    Since 2010       Vice President of all the DFA Entities. Research Associate
Vice President                                       for Dimensional (since August 2008). Formerly, Research
Age: 40                                              Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                  Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief                             Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                  Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                         Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                            of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                 Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                      Since 2008       Vice President of all the DFA Entities. Co-Head of
Vice President                                       Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                              Portfolio Manager of Dimensional (since January 2012).
                                                     Formerly, Portfolio Manager for Dimensional (since
                                                     September 2004).

Jeremy P. Freeman                   Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                       Manager for Dimensional (since June 2006). Formerly,
Age: 41                                              Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                     (June 1998-June 2006).

Mark R. Gochnour                    Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional.
Age: 45

Tom M. Goodrum                      Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                       Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                        Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (January 2005 to February 2007).
Age: 38

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   ------------------------------------------------------------
   Christian Gunther                Since 2011       Vice President of all the DFA Entities. Senior Trader for
   Vice President                                    Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   Age: 37                                           Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                     Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                     Trader for Dimensional Fund Advisors LP (2004-2008).

   Joel H. Hefner                   Since 2007       Vice President of all the DFA Entities. Regional Director
   Vice President                                    of Dimensional (since June 1998).
   Age: 44

   Julie C. Henderson               Since 2005       Vice President and Fund Controller of all the DFA Entities
   Vice President and Fund                           and Dimensional Cayman Commodity Fund I Ltd. and
   Controller                                        Dimensional Japan Ltd.
   Age: 38

   Kevin B. Hight                   Since 2005       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Christine W. Ho                  Since 2004       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Michael C. Horvath               Since 2011       Vice President of all the DFA Entities. Formerly, Managing
   Vice President                                    Director, Co-Head Global Consultant Relations at BlackRock
   Age: 52                                           (2004-2011).

   Jeff J. Jeon                     Since 2004       Vice President of all the DFA Entities and Dimensional
   Vice President                                    Cayman Commodity Fund I Ltd.
   Age: 38

   Stephen W. Jones                 Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Facilities Manager for Dimensional Fund Advisors LP
   Age: 44                                           (October 2008-January 2012); General Manager at Intereity
                                                     Investments (March 2007-October 2008).

   Patrick M. Keating               Since 2003       Vice President and Chief Operating Officer of all the DFA
   Vice President and Chief                          Entities, Dimensional Cayman Commodity Fund I Ltd.,
   Operating Officer                                 Dimensional Japan Ltd., Dimensional Advisors Ltd.,
   Age: 57                                           Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                     Limited and Dimensional Retirement Plan Services LLC.
                                                     Director, Vice President and Chief Privacy Officer of
                                                     Dimensional Fund Advisors Canada ULC. Director of DFA
                                                     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                     Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                     Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                     President of Dimensional Hong Kong Limited.

   Glenn E. Kemp                    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                    Director for Dimensional Fund Advisors LP (April
   Age: 64                                           2006-January 2012).

   David M. Kershner                Since 2010       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                    for Dimensional (since June 2004).
   Age: 41

   Seyun Alice Kim                  Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Accounting Manager for Dimensional Fund Advisors LP
   Age: 32                                           (January 2006-January 2012).

   Timothy R. Kohn                  Since 2011       Vice President of all the DFA Entities. Head of Defined
   Vice President                                    Contribution Sales for Dimensional (since August 2010).
   Age: 41                                           Formerly, Chief DC Strategist, Barclays Global Investors
                                                     (2005-2009).

   Joseph F. Kolerich               Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
   Vice President                                    Manager of Dimensional (since January 2012). Formerly,
   Age: 40                                           Portfolio Manager for Dimensional (April 2007-January 2012).

   Stephen W. Kurad                 Since 2011       Vice President of all the DFA Entities. Regional Director
   Vice President                                    for Dimensional (2007-2010).
   Age: 43

   Michael F. Lane                  Since 2004       Vice President of all the DFA Entities. Chief Executive
   Vice President                                    Officer of Dimensional SmartNest (US) LLC (since 2012).
   Age: 45

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
 Francis R. Lao                     Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                      President - Global Operations at Janus Capital Group
 Age: 43                                             (2005-2011).

 Juliet Lee                         Since 2005       Vice President of all the DFA Entities. Human Resources
 Vice President                                      Manager of Dimensional (since January 2004).
 Age: 41

 Marlena I. Lee                     Since 2011       Vice President of all the DFA Entities. Formerly, Research
 Vice President                                      Associate for Dimensional (July 2008-2010).
 Age: 31

 Apollo D. Lupescu                  Since 2009       Vice President of all the DFA Entities. Regional Director
 Vice President                                      for Dimensional (since February 2004).
 Age: 43

 Kenneth M. Manell                  Since 2010       Vice President of all the DFA Entities and Dimensional
 Vice President                                      Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
 Age: 39                                             September 2006). Formerly, Assistant General Counsel at
                                                     Castle & Cooke (January 2004-September 2006).

 Aaron M. Marcus                    Since 2008       Vice President of all the DFA Entities and Head of Global
 Vice President & Head of                            Human Resources of Dimensional. Formerly, Global Head of
 Global Human Resources                              Recruiting and Vice President of Goldman Sachs & Co. (June
 Age: 42                                             2006 to January 2008).

 David R. Martin                    Since 2007       Vice President, Chief Financial Officer and Treasurer of
 Vice President, Chief                               all the DFA Entities. Director, Vice President, Chief
 Financial Officer and                               Financial Officer and Treasurer of Dimensional Fund
 Treasurer                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
 Age: 55                                             Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                     Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                     Chief Financial Officer, Treasurer, and Vice President of
                                                     Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                     Retirement Plan Services LLC. Director of Dimensional Funds
                                                     PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                     Dimensional Japan Ltd.

 Catherine L. Newell                   Vice          Vice President and Secretary of all the DFA Entities and
 Vice President and Secretary       President        Dimensional Retirement Plan Services LLC (since June 2012).
 Age: 48                            since 1997       Director, Vice President and Secretary of DFA Australia
                                       and           Limited and Dimensional Fund Advisors Ltd. (since February
                                    Secretary        2002, April 1997 and May 2002, respectively). Vice
                                    since 2000       President and Secretary of Dimensional Fund Advisors Canada
                                                     ULC (since June 2003), Dimensional SmartNest LLC,
                                                     Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                     Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                     February 2012), Dimensional Advisors Ltd. (since March
                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                     2012) and Dimensional Hong Kong Limited (since August
                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                     Kong Limited (since August 2012 and July 2012).

 Christian A. Newton                Since 2009       Vice President of all DFA Entities. Web Services Manager
 Vice President                                      for Dimensional (since January 2008). Formerly, Design
 Age: 37                                             Manager of Dimensional (2005-2008).

 Pamela B. Noble                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager
 Vice President                                      for Dimensional (2008-2010). Formerly, Vice President and
 Age: 48                                             Portfolio Manager at USAA Investment Management Company
                                                     (2001-2006).

 Carolyn L. O Vice                  Since 2010       Vice President of all the DFA Entities and Dimensional
 President                                           Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
 Age: 38                                             (since 2011). Counsel for Dimensional (2007-2011).
                                                     Formerly, Associate at K&L Gates LLP (January
                                                     2004-September 2007).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Gerard K. O'Reilly                  Since 2007       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                       Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                       Since 2010       Vice President of all the DFA Entities. Senior Compliance
Vice President                                       Officer for Dimensional (since January 2008). Formerly,
Age: 34                                              Compliance Officer (February 2006-December 2007) and
                                                     Compliance Analyst (August 2004-January 2006) for
                                                     Dimensional.

David A. Plecha                     Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                              Fund Advisors Canada ULC.

Allen Pu                            Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                 Since 2008       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                              Dimensional (2001-2006).

Savina B. Rizova                    Since 2012       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional Fund Advisors LP (June
Age: 31                                              2011-January 2012); Research Assistant for Dimensional Fund
                                                     Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                       Since 2010       Vice President of all the DFA Entities. Client Systems
Vice President                                       Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                              Manager at Vanguard (November 1997-July 2008).

David E. Schneider                  Since 2001       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                   Since 2010       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                    Since 2009       Vice President of all the DFA Entities. Investment
Vice President                                       Operations Manager for Dimensional (since May 2007).
Age: 47                                              Formerly, Vice President Client and Fund Reporting at
                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                      Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                     Since 2011       Vice President of all the DFA Entities. Project Manager for
Vice President                                       Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                              Manager, National Instruments (2003-2007).

Grady M. Smith                      Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 56

Carl G. Snyder                      Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 64

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Bradley G. Steiman                  Since 2004       Vice President of all the DFA Entities and Director and
Vice President                                       Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                      Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (January
Age: 34                                              2008-January 2012).

Robert C. Trotter                   Since 2009       Vice President of all the DFA Entities. Senior Manager,
Vice President                                       Technology for Dimensional (since March 2007). Formerly,
Age: 54                                              Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                     Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                              Fund Advisors Canada ULC.

Brian J. Walsh                      Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since 2004).
Age: 42

Weston J. Wellington                Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                       Since 2007       Vice President of all the DFA Entities. Senior Trader of
Vice President                                       Dimensional (since 2007).
Age: 36

Paul E. Wise                        Since 2005       Vice President of all the DFA Entities. Chief Technology
Vice President                                       Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                      Since 2011       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President, Global Public Relations at Natixis Global
Age: 50                                              Asset Management (2008-2011); Senior Vice President, Media
                                                     Relations at Bank of America (2007-2008).

Joseph L. Young                     Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (2005-2010).
Age: 33

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                  Net
                                              Investment    Short-Term     Long-Term   Return
                                                Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Capital  Interest  Distributions
------------------------------------         ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio.......      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio..............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio...............       45%           1%           54%        --        --          100%
U.S. Small Cap Value Portfolio..............       30%           1%           69%        --        --          100%
U.S. Core Equity 1 Portfolio................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio................       98%          --             2%        --        --          100%
U.S. Vector Equity Portfolio................       99%          --             1%        --        --          100%
U.S. Small Cap Portfolio....................       75%           1%           24%        --        --          100%
U.S. Micro Cap Portfolio....................       69%          --            31%        --        --          100%
DFA Real Estate Securities Portfolio........      100%          --            --         --        --          100%
Large Cap International Portfolio...........      100%          --            --         --        --          100%
International Core Equity Portfolio.........      100%          --            --         --        --          100%
International Small Company Portfolio.......       61%          --            39%        --        --          100%
Japanese Small Company Portfolio............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio......      100%          --            --         --        --          100%
Continental Small Company Portfolio.........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio.................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio.      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio.       58%           3%           39%        --        --          100%
International Vector Equity Portfolio.......       69%          --            31%        --        --          100%
World ex U.S. Value Portfolio...............      100%          --            --         --        --          100%
Selectively Hedged Global Equity Portfolio..      100%          --            --         --        --          100%
Emerging Markets Portfolio..................       36%          --            64%        --        --          100%
Emerging Markets Small Cap Portfolio........       51%          --            49%        --        --          100%
Emerging Markets Value Portfolio............       60%          --            40%        --        --          100%
Emerging Markets Core Equity Portfolio......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio............       91%           8%            1%        --        --          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio...........      100%          --            --         --        --          100%
U.S. Large Company Portfolio................      100%          --            --         --        --          100%

                                           Qualifying
                                          For Corporate
                                            Dividends   Qualifying    U.S.      Foreign   Foreign  Qualifying   Qualifying
                                            Received     Dividend  Government     Tax     Source    Interest    Short-Term
DFA Investment Dimensions Group Inc.      Deduction(1)  Income(2)  Interest(3) Credit(4) Income(5) Income(6)  Capital Gain(7)
------------------------------------      ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio....       --          --         --         --         --       100%          100%
U.S. Large Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.....      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio........      100%        100%        --          3%        96%      100%          100%
International Core Equity Portfolio......      100%        100%        --          3%        94%      100%          100%
International Small Company Portfolio....      100%        100%        --          4%        91%      100%          100%
Japanese Small Company Portfolio.........      100%        100%        --          7%        92%      100%          100%
Asia Pacific Small Company Portfolio.....      100%        100%        --          1%        92%      100%          100%
United Kingdom Small Company
  Portfolio..............................      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio......      100%        100%        --          5%        87%      100%          100%
DFA International Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        98%      100%          100%
DFA Global Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        43%      100%          100%
DFA International Small Cap Value
  Portfolio..............................      100%        100%        --          4%        90%      100%          100%
International Vector Equity Portfolio....      100%        100%        --          3%        94%      100%          100%
World ex U.S. Value Portfolio............      100%        100%        --          3%        95%      100%          100%
Selectively Hedged Global Equity
  Portfolio..............................      100%        100%        --          3%        58%      100%          100%
Emerging Markets Portfolio...............      100%        100%        --          6%        95%      100%          100%
Emerging Markets Small Cap Portfolio.....      100%        100%        --          5%        86%      100%          100%
Emerging Markets Value Portfolio.........      100%        100%        --          6%        95%      100%          100%
Emerging Markets Core Equity Portfolio...      100%        100%        --          6%        91%      100%          100%
DFA Commodity Strategy Portfolio.........      100%        100%         1%        --         --       100%          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio........      100%        100%        --          2%        96%      100%          100%
U.S. Large Company Portfolio.............      100%        100%        --         --         --       100%          100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled Recyclable                                       DFA103112-001A

 LOGO

ANNUAL REPORT
_____________

year ended: October 31, 2012

Dimensional Investment Group Inc.

LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.

LWAS/DFA International High Book to Market Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                           Page
                                                                           ----

Letter to Shareholders
Definitions of Abbreviations and Footnotes................................   1
Dimensional Investment Group Inc.
   Performance Charts.....................................................   2
   Management's Discussion and Analysis...................................   3
   Disclosure of Fund Expenses............................................   6
   Disclosure of Portfolio Holdings.......................................   7
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio........................   8
       LWAS/DFA Two-Year Fixed Income Portfolio...........................   9
       LWAS/DFA Two-Year Government Portfolio.............................  11
   Statements of Assets and Liabilities...................................  12
   Statements of Operations...............................................  14
   Statements of Changes in Net Assets....................................  15
   Financial Highlights...................................................  16
   Notes to Financial Statements..........................................  18
   Report of Independent Registered Public Accounting Firm................  25
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book
  to Market Portfolio
   Performance Chart......................................................  26
   Management's Discussion and Analysis...................................  27
   Disclosure of Fund Expenses............................................  29
   Disclosure of Portfolio Holdings.......................................  30
   Schedule of Investments................................................  31
   Statement of Assets and Liabilities....................................  32
   Statement of Operations................................................  33
   Statements of Changes in Net Assets....................................  34
   Financial Highlights...................................................  35
   Notes to Financial Statements..........................................  36
   Report of Independent Registered Public Accounting Firm................  41
The DFA Investment Trust Company
   Performance Charts.....................................................  42
   Management's Discussion and Analysis...................................  43
   Disclosure of Fund Expenses............................................  46
   Disclosure of Portfolio Holdings.......................................  47
   Summary Schedules of Portfolio Holdings................................
       The U.S. Large Cap Value Series....................................  48
       The DFA International Value Series.................................  51
   Statements of Assets and Liabilities...................................  55
   Statements of Operations...............................................  56
   Statements of Changes in Net Assets....................................  57
   Financial Highlights...................................................  58
   Notes to Financial Statements..........................................  59
   Report of Independent Registered Public Accounting Firm................  67
Fund Management...........................................................  68
Voting Proxies on Fund Portfolio Securities...............................  78
Notice to Shareholders....................................................  79

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
________________________________________________________________
Investment Abbreviations

                 ADR     American Depositary Receipt
                 FNMA    Federal National Mortgage Association
                 P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial
     Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(r)  The adjustable rate shown is effective as of October 31, 2012.
(S)  Affiliated Fund.

Financial Highlights
____________________

 (A)  Computed using average shares outstanding.
 (B)  Annualized
 (C)  Non-Annualized
 (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
____________________________________________________________

      --    Amounts designated as -- are either zero or rounded to zero.
      REIT  Real Estate Investment Trust
      RIC   Registered Investment Company
      SEC   Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
LWAS/DFA U.S. High Book to Market Portfolio vs.
Russell 1000(R) Value Index
October 31, 2002-October 31, 2012

                                                               LWAS/DFA
                                                               U.S. High
                                                                Book to
                                                                Market   Russell 1000
BeginDate   EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio Value Index
---------  ---------- ----------- ----------------- ---------- --------- ------------
2002-10-31 2002-11-30     6.98%          6.30%         10/2002     10000      10000
2002-11-30 2002-12-31    -4.50%         -4.34%         11/2002 10697.674      10630
2002-12-31 2003-01-31    -2.32%         -2.42%         12/2002 10216.375  10168.658
2003-01-31 2003-02-28    -3.00%         -2.67%         01/2003 9979.6537  9922.5765
2003-02-28 2003-03-31    -0.37%          0.17%         02/2003 9680.6379  9657.6437
2003-03-31 2003-04-30     9.20%          8.80%         03/2003 9644.4442  9674.0617
2003-04-30 2003-05-31     6.64%          6.46%         04/2003 10531.433  10525.379
2003-05-31 2003-06-30     1.07%          1.25%         05/2003  11231.03  11205.319
2003-06-30 2003-07-31     2.54%          1.49%         06/2003 11350.677  11345.385
2003-07-31 2003-08-31     3.55%          1.56%         07/2003 11638.829  11514.431
2003-08-31 2003-09-30    -2.19%         -0.98%         08/2003 12052.264  11694.056
2003-09-30 2003-10-31     6.61%          6.12%         09/2003 11788.004  11579.455
2003-10-31 2003-11-30     2.30%          1.36%         10/2003 12567.168  12288.117
2003-11-30 2003-12-31     6.84%          6.16%         11/2003 12856.213  12455.236
2003-12-31 2004-01-31     1.65%          1.76%         12/2003 13735.753  13222.478
2004-01-31 2004-02-29     2.53%          2.14%         01/2004 13962.999  13455.194
2004-02-29 2004-03-31    -0.38%         -0.88%         02/2004 14316.492  13743.135
2004-03-31 2004-04-30    -1.68%         -2.44%         03/2004 14262.149  13622.195
2004-04-30 2004-05-31     0.54%          1.02%         04/2004 14021.918  13289.814
2004-05-31 2004-06-30     3.00%          2.36%         05/2004  14097.78   13425.37
2004-06-30 2004-07-31    -3.23%         -1.41%         06/2004 14520.422  13742.209
2004-07-31 2004-08-31     0.00%          1.42%         07/2004 14051.203  13548.444
2004-08-31 2004-09-30     3.06%          1.55%         08/2004 14051.203  13740.831
2004-09-30 2004-10-31     1.14%          1.66%         09/2004   14481.8  13953.814
2004-10-31 2004-11-30     6.60%          5.06%         10/2004 14647.088  14185.448
2004-11-30 2004-12-31     3.97%          3.35%         11/2004 15613.389  14903.231
2004-12-31 2005-01-31    -2.52%         -1.78%         12/2004 16233.979   15402.49
2005-01-31 2005-02-28     2.99%          3.31%         01/2005 15825.256  15128.325
2005-02-28 2005-03-31    -0.28%         -1.37%         02/2005 16297.843  15629.073
2005-03-31 2005-04-30    -3.38%         -1.79%         03/2005 16252.711  15414.954
2005-04-30 2005-05-31     4.23%          2.41%         04/2005 15702.855  15139.027
2005-05-31 2005-06-30     2.04%          1.09%         05/2005 16367.797  15503.596
2005-06-30 2005-07-31     4.99%          2.89%         06/2005 16700.896  15673.127
2005-07-31 2005-08-31    -0.88%         -0.43%         07/2005 17534.019  16126.584
2005-08-31 2005-09-30     1.55%          1.40%         08/2005 17380.211  16056.505
2005-09-30 2005-10-31    -2.69%         -2.54%         09/2005 17649.627  16281.945
2005-10-31 2005-11-30     4.04%          3.27%         10/2005 17174.346  15868.423
2005-11-30 2005-12-31     0.11%          0.60%         11/2005     17868   16387.32
2005-12-31 2006-01-31     4.72%          3.88%         12/2005 17886.863  16485.209
2006-01-31 2006-02-28    -0.35%          0.61%         01/2006 18730.583  17125.349
2006-02-28 2006-03-31     1.76%          1.35%         02/2006 18665.682  17229.935
2006-03-31 2006-04-30     2.81%          2.54%         03/2006 18993.569  17463.322
2006-04-30 2006-05-31    -1.86%         -2.53%         04/2006 19526.585  17907.169
2006-05-31 2006-06-30     0.86%          0.64%         05/2006 19162.574  17454.821
2006-06-30 2006-07-31    -1.42%          2.43%         06/2006 19326.607  17566.362
2006-07-31 2006-08-31     1.58%          1.67%         07/2006 19052.564  17993.466
2006-08-31 2006-09-30     2.77%          1.99%         08/2006 19352.707  18294.602
2006-09-30 2006-10-31     3.95%          3.27%         09/2006 19887.957  18659.108
2006-10-31 2006-11-30     1.90%          2.28%         10/2006 20673.008   19269.99
2006-11-30 2006-12-31     1.98%          2.24%         11/2006 21065.533  19709.864
2006-12-31 2007-01-31     2.90%          1.28%         12/2006 21481.709  20152.334
2007-01-31 2007-02-28    -1.53%         -1.56%         01/2007 22105.152  20410.056
2007-02-28 2007-03-31     0.67%          1.55%         02/2007 21766.324  20091.867
2007-03-31 2007-04-30     4.28%          3.70%         03/2007 21913.247  20402.495
2007-04-30 2007-05-31     4.10%          3.61%         04/2007 22850.058  21156.426
2007-05-31 2007-06-30    -1.62%         -2.34%         05/2007  23786.87  21919.522
2007-06-30 2007-07-31    -6.22%         -4.62%         06/2007 23401.066  21407.349
2007-07-31 2007-08-31    -1.92%          1.12%         07/2007 21944.456  20417.391
2007-08-31 2007-09-30     2.58%          3.43%         08/2007 21522.447  20646.177
2007-09-30 2007-10-31     0.56%          0.01%         09/2007 22078.231  21355.328
2007-10-31 2007-11-30    -5.60%         -4.89%         10/2007 22201.115  21357.685
2007-11-30 2007-12-31    -0.40%         -0.97%         11/2007 20958.617  20313.849
2007-12-31 2008-01-31    -3.82%         -4.01%         12/2007 20874.834  20117.413
2008-01-31 2008-02-29    -3.04%         -4.19%         01/2008 20076.422  19311.652
2008-02-29 2008-03-31    -1.01%         -0.75%         02/2008 19466.726  18502.536
2008-03-31 2008-04-30     6.34%          4.87%         03/2008 19269.535  18363.767
2008-04-30 2008-05-31     2.34%         -0.16%         04/2008 20492.073  19258.921
2008-05-31 2008-06-30   -10.97%         -9.57%         05/2008 20972.356  19228.354
2008-06-30 2008-07-31    -1.10%         -0.36%         06/2008 18672.622  17387.788
2008-07-31 2008-08-31     1.90%          1.70%         07/2008  18468.07  17325.022
2008-08-31 2008-09-30    -8.98%         -7.35%         08/2008  18818.73  17619.548
2008-09-30 2008-10-31   -22.54%        -17.31%         09/2008 17129.023  16325.011
2008-10-31 2008-11-30    -9.85%         -7.17%         10/2008 13268.755  13498.953
2008-11-30 2008-12-31     3.30%          1.39%         11/2008 11962.428  12530.957
2008-12-31 2009-01-31   -11.90%        -11.50%         12/2008 12357.654  12704.886
2009-01-31 2009-02-28   -14.05%        -13.36%         01/2009 10887.212  11243.958
2009-02-28 2009-03-31     9.81%          8.55%         02/2009 9357.3579  9741.6467
2009-03-31 2009-04-30    16.13%         10.72%         03/2009 10275.155  10574.589
2009-04-30 2009-05-31     7.70%          6.18%         04/2009 11932.438  11708.097
2009-05-31 2009-06-30    -1.22%         -0.74%         05/2009 12851.477  12432.076
2009-06-30 2009-07-31     9.50%          8.19%         06/2009 12694.407  12340.272
2009-07-31 2009-08-31     6.72%          5.23%         07/2009 13900.527   13350.34
2009-08-31 2009-09-30     4.30%          3.86%         08/2009  14835.27  14048.636
2009-09-30 2009-10-31    -4.30%         -3.06%         09/2009 15473.837  14591.411
2009-10-31 2009-11-30     5.61%          5.64%         10/2009 14808.946  14144.848
2009-11-30 2009-12-31     2.77%          1.77%         11/2009  15640.06  14942.092
2009-12-31 2010-01-31    -2.36%         -2.81%         12/2009 16072.822  15206.518
2010-01-31 2010-02-28     4.36%          3.16%         01/2010  15693.03  14778.851
2010-02-28 2010-03-31     7.76%          6.51%         02/2010 16376.657  15245.349
2010-03-31 2010-04-30     3.11%          2.59%         03/2010 17648.095  16237.822
2010-04-30 2010-05-31    -8.54%         -8.22%         04/2010 18196.267  16657.989
2010-05-31 2010-06-30    -7.56%         -5.63%         05/2010 16643.113   15288.77
2010-06-30 2010-07-31     7.75%          6.77%         06/2010 15384.898  14428.098
2010-07-31 2010-08-31    -6.08%         -4.28%         07/2010 16576.578  15404.855
2010-08-31 2010-09-30     9.81%          7.76%         08/2010 15568.234  14745.687
2010-09-30 2010-10-31     3.69%          3.00%         09/2010 17096.067  15889.706
2010-10-31 2010-11-30    -0.78%         -0.53%         10/2010 17726.975  16366.493
2010-11-30 2010-12-31     9.76%          7.89%         11/2010 17588.483  16279.883
2010-12-31 2011-01-31     3.13%          2.26%         12/2010 19305.967  17564.436
2011-01-31 2011-02-28     5.44%          3.69%         01/2011 19909.279  17961.763
2011-02-28 2011-03-31     0.49%          0.40%         02/2011 20992.146  18624.279
2011-03-31 2011-04-30     2.43%          2.66%         03/2011 21094.782  18698.251
2011-04-30 2011-05-31    -1.36%         -1.06%         04/2011 21606.641  19196.153
2011-05-31 2011-06-30    -1.85%         -2.05%         05/2011 21311.934  18993.343
2011-06-30 2011-07-31    -4.54%         -3.32%         06/2011 20917.658  18603.905
2011-07-31 2011-08-31    -8.50%         -6.24%         07/2011  19968.27  17986.835
2011-08-31 2011-09-30   -10.07%         -7.56%         08/2011 18271.823  16864.347
2011-09-30 2011-10-31    13.80%         11.45%         09/2011 16431.441  15589.849
2011-10-31 2011-11-30    -0.84%         -0.52%         10/2011 18698.385  17374.765
2011-11-30 2011-12-31     0.73%          2.02%         11/2011 18542.044  17284.711
2011-12-31 2012-01-31     4.97%          3.78%         12/2011   18677.6  17633.024
2012-01-31 2012-02-29     5.78%          3.99%         01/2012 19606.755  18300.083
2012-02-29 2012-03-31     1.83%          2.96%         02/2012  20740.64  19029.581
2012-03-31 2012-04-30    -2.09%         -1.02%         03/2012 21119.753  19593.701
2012-04-30 2012-05-31    -7.10%         -5.86%         04/2012 20677.454  19393.899
2012-05-31 2012-06-30     5.36%          4.96%         05/2012 19208.391  18256.622
2012-06-30 2012-07-31     0.94%          1.03%         06/2012 20238.783  19163.054
2012-07-31 2012-08-31     3.96%          2.17%         07/2012 20429.266  19361.375
2012-08-31 2012-09-30     3.67%          3.17%         08/2012 21238.817  19781.748
2012-09-30 2012-10-31     0.22%         -0.49%         09/2012 22017.667  20409.669
                                                    10/31/2012 22065.497  20309.476

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.01%    -0.12%     8.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

LWAS/DFA Two-Year Fixed Income Portfolio vs.
The BofA Merrill Lynch 1-3 Year US Corporate & Government Index
October 31, 2002-October 31, 2012

                                                                          The BofA
                                                                           Merrill
                                                               LWAS/DFA   Lynch 1-3
                                                               Two-Year    Year US
                                                                 Fixed   Corporate &
                                                                Income   Government
BeginDate   EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio    Index
---------  ---------- ----------- ----------------- ---------- --------- -----------
2002-10-31 2002-11-30    -0.10%         -0.03%         10/2002     10000      10000
2002-11-30 2002-12-31     0.80%          1.02%         11/2002 9990.3939       9997
2002-12-31 2003-01-31     0.20%          0.14%         12/2002 10069.827  10098.969
2003-01-31 2003-02-28     0.39%          0.51%         01/2003 10089.688  10113.108
2003-02-28 2003-03-31     0.17%          0.22%         02/2003 10129.412  10164.685
2003-03-31 2003-04-30     0.20%          0.35%         03/2003 10146.268  10187.047
2003-04-30 2003-05-31     0.39%          0.54%         04/2003 10166.182  10222.702
2003-05-31 2003-06-30     0.07%          0.21%         05/2003  10206.01  10277.904
2003-06-30 2003-07-31    -0.59%         -0.60%         06/2003 10212.843  10299.488
2003-07-31 2003-08-31     0.10%          0.09%         07/2003 10152.826  10237.691
2003-08-31 2003-09-30     0.81%          1.02%         08/2003 10162.829  10246.905
2003-09-30 2003-10-31    -0.39%         -0.37%         09/2003 10244.978  10351.423
2003-10-31 2003-11-30     0.00%          0.00%         10/2003 10204.841  10313.123
2003-11-30 2003-12-31     0.56%          0.63%         11/2003 10204.841  10313.123
2003-12-31 2004-01-31     0.20%          0.25%         12/2003 10262.305  10378.096
2004-01-31 2004-02-29     0.30%          0.51%         01/2004 10282.912  10404.041
2004-02-29 2004-03-31     0.29%          0.35%         02/2004 10313.823  10457.102
2004-03-31 2004-04-30    -0.80%         -0.97%         03/2004 10343.703  10493.702
2004-04-30 2004-05-31    -0.30%         -0.16%         04/2004 10261.201  10392.332
2004-05-31 2004-06-30    -0.12%          0.00%         05/2004 10230.263  10375.705
2004-06-30 2004-07-31     0.41%          0.44%         06/2004 10217.927  10375.705
2004-07-31 2004-08-31     0.61%          0.75%         07/2004 10259.337  10421.358
2004-08-31 2004-09-30    -0.09%         -0.06%         08/2004 10321.452  10499.518
2004-09-30 2004-10-31     0.20%          0.33%         09/2004 10312.135  10493.218
2004-10-31 2004-11-30    -0.40%         -0.48%         10/2004 10332.926  10527.846
2004-11-30 2004-12-31     0.07%          0.24%         11/2004 10291.344  10477.312
2004-12-31 2005-01-31     0.00%         -0.03%         12/2004 10298.621  10502.458
2005-01-31 2005-02-28    -0.10%         -0.20%         01/2005 10298.621  10499.412
2005-02-28 2005-03-31     0.00%         -0.05%         02/2005 10288.134  10478.308
2005-03-31 2005-04-30     0.51%          0.57%         03/2005 10288.134  10473.279
2005-04-30 2005-05-31     0.30%          0.43%         04/2005 10340.678  10532.767
2005-05-31 2005-06-30     0.14%          0.23%         05/2005 10372.204  10577.952
2005-06-30 2005-07-31    -0.10%         -0.27%         06/2005 10387.007  10602.176
2005-07-31 2005-08-31     0.41%          0.65%         07/2005 10376.408  10573.762
2005-08-31 2005-09-30     0.00%         -0.25%         08/2005 10418.804  10642.597
2005-09-30 2005-10-31     0.10%         -0.02%         09/2005  10418.75  10615.778
2005-10-31 2005-11-30     0.31%          0.31%         10/2005 10429.403  10613.867
2005-11-30 2005-12-31     0.31%          0.38%         11/2005 10461.362  10646.239
2005-12-31 2006-01-31     0.31%          0.21%         12/2005 10493.442  10686.482
2006-01-31 2006-02-28     0.31%          0.11%         01/2006 10525.763  10709.031
2006-02-28 2006-03-31     0.30%          0.16%         02/2006 10558.083  10720.918
2006-03-31 2006-04-30     0.31%          0.31%         03/2006 10589.456  10737.857
2006-04-30 2006-05-31     0.41%          0.15%         04/2006 10621.906  10771.574
2006-05-31 2006-06-30     0.29%          0.19%         05/2006 10665.172  10787.839
2006-06-30 2006-07-31     0.51%          0.76%         06/2006 10695.631  10808.336
2006-07-31 2006-08-31     0.41%          0.72%         07/2006 10750.145  10890.587
2006-08-31 2006-09-30     0.44%          0.54%         08/2006 10793.756  10969.435
2006-09-30 2006-10-31     0.41%          0.43%         09/2006 10840.914   11028.67
2006-10-31 2006-11-30     0.40%          0.53%         10/2006 10884.893  11076.534
2006-11-30 2006-12-31     0.48%          0.05%         11/2006 10928.873  11135.572
2006-12-31 2007-01-31     0.41%          0.24%         12/2006   10980.9  11140.917
2007-01-31 2007-02-28     0.41%          0.81%         01/2007 11025.584  11167.655
2007-02-28 2007-03-31     0.43%          0.39%         02/2007 11070.267  11258.002
2007-03-31 2007-04-30     0.40%          0.38%         03/2007 11117.429  11301.683
2007-04-30 2007-05-31     0.40%         -0.06%         04/2007 11162.439  11344.177
2007-05-31 2007-06-30     0.44%          0.41%         05/2007 11207.449  11336.917
2007-06-30 2007-07-31     0.40%          0.81%         06/2007 11256.256  11383.625
2007-07-31 2007-08-31     0.50%          0.84%         07/2007 11301.828  11475.946
2007-08-31 2007-09-30     0.34%          0.72%         08/2007 11358.793  11572.344
2007-09-30 2007-10-31     0.40%          0.42%         09/2007 11397.959  11655.665
2007-10-31 2007-11-30     0.30%          1.45%         10/2007 11444.105  11704.502
2007-11-30 2007-12-31     0.49%          0.27%         11/2007 11478.714  11874.452
2007-12-31 2008-01-31     0.30%          1.73%         12/2007  11534.46   11906.75
2008-01-31 2008-02-29     0.30%          0.91%         01/2008 11569.626  12112.141
2008-02-29 2008-03-31     0.12%          0.01%         02/2008 11604.792  12222.241
2008-03-31 2008-04-30     0.20%         -0.57%         03/2008 11618.932  12223.096
2008-04-30 2008-05-31     0.20%         -0.22%         04/2008 11642.524  12153.303
2008-05-31 2008-06-30     0.13%          0.24%         05/2008 11666.116  12126.687
2008-06-30 2008-07-31     0.30%          0.29%         06/2008 11681.677  12156.155
2008-07-31 2008-08-31     0.20%          0.44%         07/2008 11717.292  12191.286
2008-08-31 2008-09-30    -0.44%         -0.54%         08/2008 11741.036   12245.05
2008-09-30 2008-10-31     0.61%         -0.08%         09/2008 11689.342  12178.436
2008-10-31 2008-11-30     1.02%          1.26%         10/2008 11761.056  12168.937
2008-11-30 2008-12-31     0.89%          1.16%         11/2008 11880.579  12322.753
2008-12-31 2009-01-31     0.10%          0.10%         12/2008 11985.735  12465.697
2009-01-31 2009-02-28    -0.10%         -0.14%         01/2009 11997.817  12477.788
2009-02-28 2009-03-31     0.44%          0.44%         02/2009 11985.735  12460.569
2009-03-31 2009-04-30     0.40%          0.58%         03/2009 12037.891  12514.772
2009-04-30 2009-05-31     0.40%          0.80%         04/2009 12086.382  12587.608
2009-05-31 2009-06-30     0.14%          0.19%         05/2009 12134.873  12687.932
2009-06-30 2009-07-31     0.20%          0.44%         06/2009 12152.108  12712.419
2009-07-31 2009-08-31     0.40%          0.59%         07/2009 12176.486  12768.735
2009-08-31 2009-09-30     0.15%          0.40%         08/2009  12225.24  12843.943
2009-09-30 2009-10-31     0.20%          0.36%         09/2009 12243.609  12895.447
2009-10-31 2009-11-30     0.40%          0.64%         10/2009 12268.072  12942.258
2009-11-30 2009-12-31    -0.54%         -0.62%         11/2009 12316.997  13024.441
2009-12-31 2010-01-31     0.50%          0.81%         12/2009 12250.772  12943.559
2010-01-31 2010-02-28     0.10%          0.23%         01/2010 12312.149  13048.402
2010-02-28 2010-03-31    -0.09%         -0.12%         02/2010 12324.424  13078.805
2010-03-31 2010-04-30     0.20%          0.31%         03/2010 12313.363  13063.241
2010-04-30 2010-05-31     0.10%          0.24%         04/2010  12337.94  13103.215
2010-05-31 2010-06-30     0.42%          0.46%         05/2010 12350.229  13134.138
2010-06-30 2010-07-31     0.30%          0.41%         06/2010 12401.923  13194.818
2010-07-31 2010-08-31     0.10%          0.26%         07/2010  12438.87  13248.389
2010-08-31 2010-09-30     0.19%          0.25%         08/2010 12451.186    13283.1
2010-09-30 2010-10-31     0.20%          0.28%         09/2010 12474.632  13315.909
2010-10-31 2010-11-30    -0.20%         -0.20%         10/2010  12499.31  13353.726
2010-11-30 2010-12-31     0.00%         -0.15%         11/2010 12474.632  13327.553
2010-12-31 2011-01-31     0.10%          0.22%         12/2010 12474.804  13308.228
2011-01-31 2011-02-28     0.00%         -0.02%         01/2011 12487.229  13336.841
2011-02-28 2011-03-31    -0.01%          0.00%         02/2011 12487.229  13334.707
2011-03-31 2011-04-30     0.30%          0.49%         03/2011 12485.987   13334.44
2011-04-30 2011-05-31     0.30%          0.37%         04/2011 12523.295  13399.246
2011-05-31 2011-06-30     0.02%          0.02%         05/2011 12560.604  13448.555
2011-06-30 2011-07-31     0.10%          0.29%         06/2011 12563.077  13451.513
2011-07-31 2011-08-31     0.10%          0.18%         07/2011 12575.528  13490.926
2011-08-31 2011-09-30    -0.08%         -0.23%         08/2011 12587.979  13515.075
2011-09-30 2011-10-31     0.10%          0.22%         09/2011 12578.003   13483.99
2011-10-31 2011-11-30    -0.10%         -0.08%         10/2011 12590.469   13513.79
2011-11-30 2011-12-31     0.00%          0.10%         11/2011 12578.003  13503.249
2011-12-31 2012-01-31     0.30%          0.35%         12/2011 12577.904  13516.077
2012-01-31 2012-02-29     0.00%          0.05%         01/2012   12615.6  13562.708
2012-02-29 2012-03-31     0.06%          0.06%         02/2012   12615.6   13569.76
2012-03-31 2012-04-30     0.10%          0.19%         03/2012 12623.139   13577.36
2012-04-30 2012-05-31     0.00%         -0.01%         04/2012 12635.712  13603.564
2012-05-31 2012-06-30     0.08%          0.06%         05/2012 12635.712  13601.931
2012-06-30 2012-07-31     0.20%          0.35%         06/2012  12645.79  13609.548
2012-07-31 2012-08-31     0.00%          0.11%         07/2012 12670.956  13657.454
2012-08-31 2012-09-30     0.11%          0.12%         08/2012 12670.956  13672.341
2012-09-30 2012-10-31     0.00%          0.04%         09/2012 12684.811  13688.748
                                                    10/31/2012 12684.811  13693.539

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          0.75%      2.08%     2.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

LWAS/DFA Two-Year Government Portfolio vs.
The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index
October 31, 2002-October 31, 2012

                                                                            The BofA
                                                                            Merrill
                                                                           Lynch 1-3
                                                                 LWAS/DFA   Year US
                                                                 Two-Year  Treasury &
                                                                Government   Agency
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio    Index
---------   ---------- ----------- ----------------- ---------- ---------- ----------
2002-10-31  2002-11-30    -0.19%         -0.26%         10/2002     10000      10000
2002-11-30  2002-12-31     0.69%          0.92%         11/2002  9980.916       9974
2002-12-31  2003-01-31     0.10%          0.03%         12/2002 10049.421  10065.761
2003-01-31  2003-02-28     0.50%          0.41%         01/2003  10059.39  10068.781
2003-02-28  2003-03-31     0.13%          0.20%         02/2003 10109.239  10110.063
2003-03-31  2003-04-30     0.49%          0.20%         03/2003 10122.154  10130.283
2003-04-30  2003-05-31     0.39%          0.41%         04/2003 10172.115  10150.543
2003-05-31  2003-06-30     0.17%          0.15%         05/2003 10212.084   10192.16
2003-06-30  2003-07-31    -0.78%         -0.60%         06/2003 10229.035  10207.449
2003-07-31  2003-08-31     0.10%          0.09%         07/2003 10148.807  10146.204
2003-08-31  2003-09-30     0.92%          0.93%         08/2003 10158.836  10155.336
2003-09-30  2003-10-31    -0.49%         -0.38%         09/2003 10252.264   10249.78
2003-10-31  2003-11-30    -0.10%         -0.02%         10/2003 10201.958  10210.831
2003-11-30  2003-12-31     0.64%          0.58%         11/2003 10191.897  10208.789
2003-12-31  2004-01-31     0.10%          0.21%         12/2003 10257.626      10268
2004-01-31  2004-02-29     0.51%          0.49%         01/2004 10268.018  10289.563
2004-02-29  2004-03-31     0.20%          0.31%         02/2004 10319.982  10339.982
2004-03-31  2004-04-30    -0.80%         -0.95%         03/2004 10340.768  10372.035
2004-04-30  2004-05-31    -0.20%         -0.15%         04/2004 10257.542  10273.605
2004-05-31  2004-06-30    -0.06%         -0.01%         05/2004 10236.736  10258.194
2004-06-30  2004-07-31     0.31%          0.41%         06/2004  10230.53  10257.169
2004-07-31  2004-08-31     0.71%          0.72%         07/2004 10261.848  10299.223
2004-08-31  2004-09-30    -0.20%         -0.08%         08/2004 10334.923  10373.377
2004-09-30  2004-10-31     0.30%          0.31%         09/2004 10314.002  10365.079
2004-10-31  2004-11-30    -0.41%         -0.47%         10/2004 10345.447   10397.21
2004-11-30  2004-12-31     0.07%          0.22%         11/2004  10303.52  10348.344
2004-12-31  2005-01-31     0.00%         -0.03%         12/2004 10310.858   10371.11
2005-01-31  2005-02-28    -0.10%         -0.21%         01/2005 10310.858  10367.895
2005-02-28  2005-03-31    -0.05%         -0.01%         02/2005 10300.282  10346.537
2005-03-31  2005-04-30     0.41%          0.55%         03/2005 10294.968  10345.192
2005-04-30  2005-05-31     0.41%          0.42%         04/2005 10337.377  10402.504
2005-05-31  2005-06-30     0.20%          0.21%         05/2005 10379.787  10445.987
2005-06-30  2005-07-31    -0.10%         -0.29%         06/2005 10401.057  10467.923
2005-07-31  2005-08-31     0.41%          0.64%         07/2005 10390.389  10437.566
2005-08-31  2005-09-30     0.00%         -0.26%         08/2005  10433.06  10504.054
2005-09-30  2005-10-31     0.10%         -0.01%         09/2005 10432.984  10477.268
2005-10-31  2005-11-30     0.31%          0.31%         10/2005 10443.728  10475.802
2005-11-30  2005-12-31     0.31%          0.37%         11/2005 10475.962  10508.277
2005-12-31  2006-01-31     0.31%          0.21%         12/2005 10508.318  10547.472
2006-01-31  2006-02-28     0.21%          0.11%         01/2006 10540.919  10569.622
2006-02-28  2006-03-31     0.27%          0.15%         02/2006 10562.653  10581.037
2006-03-31  2006-04-30     0.41%          0.31%         03/2006 10590.987  10596.909
2006-04-30  2006-05-31     0.31%          0.15%         04/2006 10634.617  10629.335
2006-05-31  2006-06-30     0.31%          0.19%         05/2006 10667.338  10645.386
2006-06-30  2006-07-31     0.51%          0.75%         06/2006  10700.24  10665.399
2006-07-31  2006-08-31     0.41%          0.70%         07/2006 10755.226  10744.856
2006-08-31  2006-09-30     0.47%          0.53%         08/2006 10799.215  10820.285
2006-09-30  2006-10-31     0.41%          0.43%         09/2006 10850.058  10877.741
2006-10-31  2006-11-30     0.41%          0.52%         10/2006  10894.39   10924.08
2006-11-30  2006-12-31     0.43%          0.03%         11/2006 10938.721  10980.994
2006-12-31  2007-01-31     0.41%          0.23%         12/2006 10985.614  10984.399
2007-01-31  2007-02-28     0.31%          0.79%         01/2007 11030.637  11010.102
2007-02-28  2007-03-31     0.47%          0.38%         02/2007 11064.405  11097.082
2007-03-31  2007-04-30     0.41%          0.37%         03/2007 11116.409  11139.251
2007-04-30  2007-05-31     0.41%         -0.06%         04/2007 11161.736  11180.243
2007-05-31  2007-06-30     0.45%          0.41%         05/2007 11207.063  11173.759
2007-06-30  2007-07-31     0.41%          0.87%         06/2007 11257.318  11219.906
2007-07-31  2007-08-31     0.41%          0.92%         07/2007 11303.173  11316.958
2007-08-31  2007-09-30     0.35%          0.75%         08/2007 11349.027  11420.509
2007-09-30  2007-10-31     0.41%          0.39%         09/2007 11388.271   11505.82
2007-10-31  2007-11-30     0.30%          1.56%         10/2007 11434.659  11551.038
2007-11-30  2007-12-31     0.36%          0.32%         11/2007  11469.45  11731.003
2007-12-31  2008-01-31     0.31%          1.71%         12/2007 11510.199  11768.659
2008-01-31  2008-02-29     0.31%          0.92%         01/2008 11545.471  11969.786
2008-02-29  2008-03-31     0.09%          0.26%         02/2008 11580.742  12079.668
2008-03-31  2008-04-30     0.20%         -0.69%         03/2008 11591.382  12111.559
2008-04-30  2008-05-31    -0.20%         -0.33%         04/2008 11615.014  12027.505
2008-05-31  2008-06-30     0.21%          0.30%         05/2008 11591.382  11987.814
2008-06-30  2008-07-31     0.31%          0.37%         06/2008 11615.501  12023.178
2008-07-31  2008-08-31     0.31%          0.40%         07/2008 11651.132  12068.144
2008-08-31  2008-09-30    -0.08%          0.59%         08/2008 11686.762  12116.538
2008-09-30  2008-10-31     0.31%          0.74%         09/2008 11677.991  12188.389
2008-10-31  2008-11-30     1.84%          1.30%         10/2008  11713.85  12278.339
2008-11-30  2008-12-31     1.65%          1.01%         11/2008 11929.003  12437.466
2008-12-31  2009-01-31    -0.40%         -0.36%         12/2008 12125.405   12562.96
2009-01-31  2009-02-28     0.00%          0.01%         01/2009 12077.145  12517.483
2009-02-28  2009-03-31     0.53%          0.52%         02/2009 12077.145  12518.108
2009-03-31  2009-04-30     0.30%          0.01%         03/2009 12141.289  12583.203
2009-04-30  2009-05-31     0.40%          0.26%         04/2009 12177.604  12584.587
2009-05-31  2009-06-30    -0.03%         -0.09%         05/2009 12226.024  12616.803
2009-06-30  2009-07-31     0.10%          0.16%         06/2009  12222.62    12605.7
2009-07-31  2009-08-31     0.30%          0.40%         07/2009 12234.782  12625.996
2009-08-31  2009-09-30     0.23%          0.25%         08/2009 12271.267  12676.752
2009-09-30  2009-10-31     0.20%          0.22%         09/2009 12299.319  12708.951
2009-10-31  2009-11-30     0.40%          0.58%         10/2009 12323.723  12736.275
2009-11-30  2009-12-31    -0.51%         -0.72%         11/2009  12372.53  12810.146
2009-12-31  2010-01-31     0.40%          0.71%         12/2009 12309.423  12717.913
2010-01-31  2010-02-28     0.20%          0.21%         01/2010 12359.108  12808.719
2010-02-28  2010-03-31    -0.09%         -0.22%         02/2010  12383.95  12834.976
2010-03-31  2010-04-30     0.20%          0.26%         03/2010 12372.757  12806.868
2010-04-30  2010-05-31     0.20%          0.42%         04/2010 12397.627  12840.422
2010-05-31  2010-06-30     0.40%          0.45%         05/2010 12422.497  12894.095
2010-06-30  2010-07-31     0.20%          0.26%         06/2010 12472.337  12951.989
2010-07-31  2010-08-31     0.10%          0.18%         07/2010 12497.256  12985.924
2010-08-31  2010-09-30     0.16%          0.17%         08/2010 12509.716  13009.168
2010-09-30  2010-10-31     0.30%          0.23%         09/2010 12529.692  13031.414
2010-10-31  2010-11-30    -0.30%         -0.19%         10/2010 12567.131  13061.908
2010-11-30  2010-12-31     0.10%         -0.17%         11/2010 12529.692  13036.829
2010-12-31  2011-01-31     0.10%          0.17%         12/2010 12542.499  13015.188
2011-01-31  2011-02-28    -0.10%         -0.08%         01/2011 12555.143  13037.053
2011-02-28  2011-03-31    -0.05%         -0.03%         02/2011 12542.499  13026.754
2011-03-31  2011-04-30     0.40%          0.43%         03/2011 12536.177  13022.585
2011-04-30  2011-05-31     0.30%          0.35%         04/2011 12586.778  13079.103
2011-05-31  2011-06-30    -0.01%          0.04%         05/2011 12624.728   13124.88
2011-06-30  2011-07-31     0.10%          0.25%         06/2011 12623.451  13130.524
2011-07-31  2011-08-31     0.10%          0.34%         07/2011 12636.113  13163.481
2011-08-31  2011-09-30     0.01%         -0.13%         08/2011 12648.774  13208.369
2011-09-30  2011-10-31     0.00%          0.09%         09/2011 12650.026  13191.462
2011-10-31  2011-11-30     0.10%          0.05%         10/2011 12650.026  13203.071
2011-11-30  2011-12-31     0.01%          0.06%         11/2011 12662.702   13209.54
2011-12-31  2012-01-31     0.20%          0.13%         12/2011 12663.969  13217.202
2012-01-31  2012-02-29     0.00%         -0.10%         01/2012 12689.476  13234.516
2012-02-29  2012-03-31     0.01%         -0.05%         02/2012 12689.476  13220.885
2012-03-31  2012-04-30     0.10%          0.20%         03/2012 12690.751  13214.935
2012-04-30  2012-05-31     0.00%          0.04%         04/2012 12703.506  13241.365
2012-05-31  2012-06-30    -0.06%         -0.04%         05/2012 12703.506  13246.264
2012-06-30  2012-07-31     0.10%          0.23%         06/2012 12695.853  13240.436
2012-07-31  2012-08-31     0.10%          0.01%         07/2012 12708.612  13270.492
2012-08-31  2012-09-30    -0.06%          0.01%         08/2012 12721.372   13272.35
2012-09-30  2012-10-31     0.00%         -0.05%         09/2012 12713.716  13274.075
                                                     10/31/2012 12713.716  13267.704

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          0.50%      2.14%     2.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Merrill Lynch Indices are used with permission; copyright 2012 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

          U.S. Equity Market Review. 12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

         Russell 3000(R) Index................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks).......... 16.49%
         Russell 2000(R) Index (small cap stocks).............. 12.08%
         Russell 1000(R) Index (large cap stocks).............. 14.97%
         Dow Jones U.S. Select REIT Index...................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.01% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had more prominent value characteristics than the Index, which contributed to the Portfolio's relative outperformance. The Master Fund's exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

          Fixed Income Market Review  12 Months Ended October 31, 2012

   U.S. and international fixed income markets continued to grapple with uncertainty in Europe and a lackluster U.S. recovery. Over the course of the year, the U.S. Federal Reserve maintained the target federal funds rate between 0.00% and 0.25% and continued its accommodative stance toward liquidity. Major central banks around the world maintained their accommodative stance as well. Term and credit risk were rewarded during the period as interest rates declined and credit spreads narrowed.

   The one-month Treasury bill yield finished the fiscal year at 0.09%, while the yield on 10-year U.S. Treasury notes declined to 1.69%. The U.S. yield curve remained upwardly sloped throughout the year.

                                               10/31/12 10/31/11 Change
                                               -------- -------- ------
         One-Month Treasury Bill (yield)......   0.09%    0.01%   0.08%
         Ten-Year U.S. Treasury Notes (yield).   1.69%    2.11%  -0.42%
--------
Source: Bloomberg. "Change" values are calculated prior to rounding.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. For the 12 months ended October 31, 2012, total returns were 0.09% for three-month U.S. Treasury bills, 3.28% for five-year U.S. Treasury notes, and 10.90% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies the maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the Portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable-credit approach continued to take market-like credit risk, reflecting a wide credit-spread environment.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize total returns consistent with preservation of capital from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.16 years on October 31, 2012, from
1.32 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 0.75% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.33% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. While the Portfolio limits its investments to securities maturing in two years or less, the Index has over 47% of its weight in securities in the two- to three-year maturity range. In the year ending October 31, 2012, short term interest rates decreased in the 2-3 year segment and increased slightly in the 0-2 year segment, resulting in lower performance for the Portfolio relative to the Index. The Portfolio focuses investment in the more highly rated portion of the investment grade universe while the Index is composed of bonds that include the full range of investment grade credit securities. The Portfolio's higher quality bonds underperformed the lower quality bonds during this period of credit spread tightening, further contributing to relative underperformance as compared to the Index.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio seeks to maximize total returns consistent with preservation of capital from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current yields the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturity targets are shifted based on the Advisor's expectations for the premiums. The average maturity of the Portfolio decreased to 1.26 years on October 31, 2012, from
1.47 years on October 31, 2011.

   For the 12 months ended October 31, 2012, total returns were 0.50% for the LWAS/DFA Two-Year Government Portfolio and 0.49% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index. The Portfolio performed in line with the Index. During the period, the Portfolio was 100% invested in U.S. government agency securities which contributed positively to the Portfolio's performance. However, this was offset by the Portfolio's shorter duration relative to the Index since the Portfolio was limited to securities with maturities of two years or less.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2012

EXPENSE TABLES                                 Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/12  10/31/12    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
_____________________________________________
Actual Fund Return............................ $1,000.00 $1,067.12    0.33%    $1.71
Hypothetical 5% Annual Return................. $1,000.00 $1,023.48    0.33%    $1.68

LWAS/DFA Two-Year Fixed Income Portfolio
________________________________________
Actual Fund Return............................ $1,000.00 $1,003.89    0.29%    $1.46
Hypothetical 5% Annual Return................. $1,000.00 $1,023.68    0.29%    $1.48

LWAS/DFA Two-Year Government Portfolio
______________________________________
Actual Fund Return............................ $1,000.00 $1,000.80    0.27%    $1.36
Hypothetical 5% Annual Return................. $1,000.00 $1,023.78    0.27%    $1.37

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                         Affiliated
                                                         Investment
                                                          Company
                                                         ----------
            LWAS/DFA U.S. High Book to Market Portfolio.   100.0%

FIXED INCOME PORTFOLIOS

               LWAS/DFA Two-Year Fixed Income Portfolio
           Corporate.........................................  10.8%
           Government........................................  41.1%
           Foreign Corporate.................................  21.2%
           Foreign Government................................  23.1%
           Supranational.....................................   3.8%
                                                              ------
           Total............................................. 100.0%

                LWAS/DFA Two-Year Government Portfolio
           Government........................................ 100.0%
                                                              -----
           Total............................................. 100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Value+
                                                           -----------
         AFFILIATED INVESTMENT COMPANY -- (100.0%)
         Investment in The U.S. Large Cap Value Series of.
            The DFA Investment Trust Company.............. $60,925,143
                                                           -----------
            TOTAL INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANY
              (Cost $39,977,913).......................... $60,925,143
                                                           ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                            (000)
AGENCY OBLIGATIONS -- (40.9%)
Federal Home Loan Bank
   3.125%, 12/13/13........................................ $   200 $   206,433
   2.375%, 03/14/14........................................  15,300  15,738,085
   2.500%, 06/13/14........................................   2,300   2,381,191
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14........................................   1,200   1,217,339
   0.375%, 02/27/14........................................   5,000   5,006,790
Federal National Mortgage Association
   0.750%, 12/18/13........................................   7,700   7,746,847
   2.750%, 03/13/14........................................   1,000   1,033,693
   4.125%, 04/15/14........................................   1,700   1,794,557
   1.125%, 06/27/14........................................   1,200   1,216,490
                                                                    -----------
TOTAL AGENCY OBLIGATIONS                                             36,341,425
                                                                    -----------
BONDS -- (56.4%)
Agence Francaise de Developpement
   1.250%, 06/09/14........................................   2,000   2,019,819
Bank Nederlandse Gemeenten NV
   5.000%, 05/16/14........................................     500     532,755
Bank of Nova Scotia Floating Rate Note
(r) 0.793%, 08/01/14.......................................   2,000   1,998,964
Berkshire Hathaway, Inc. Floating Rate Note
(r) 1.135%, 08/15/14.......................................   1,500   1,517,330
BNP Paribas SA
   2.125%, 12/21/12........................................   2,100   2,102,888
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14........................................   1,000   1,048,600
   1.250%, 07/11/14........................................   1,200   1,215,900
Council of Europe Development Bank
   4.500%, 06/30/14........................................   1,000   1,064,720
European Investment Bank
   1.250%, 02/14/14........................................   1,300   1,315,054
   4.750%, 10/15/14........................................     900     974,196
General Electric Capital Corp.
   5.500%, 06/04/14........................................   2,000   2,151,116
JPMorgan Chase & Co.
   2.050%, 01/24/14........................................   1,000   1,017,470
JPMorgan Chase & Co. Floating Rate Note
(r) 1.139%, 05/02/14.......................................     700     704,152

                                                               Face
                                                              Amount   Value+
                                                              ------ ----------
                                                              (000)
 Kommunalbanken AS
    1.000%, 06/16/14......................................... $1,560 $1,574,056
 Kommunekredit
    0.750%, 09/02/14.........................................  1,000  1,005,814
 Kreditanstalt fur Wiederaufbau
    1.500%, 04/04/14.........................................  1,800  1,830,173
 Landwirtschaftliche Rentenbank
    3.250%, 03/15/13.........................................  1,000  1,010,780
 Manitoba, Province of Canada
    1.375%, 04/28/14.........................................  1,000  1,014,840
 National Australia Bank, Ltd. Floating Rate Note
 (r) 1.587%, 02/14/14........................................  2,000  2,020,388
 Nederlandse Waterschapsbank NV
    1.375%, 05/16/14.........................................  1,800  1,822,356
    1.250%, 10/20/14.........................................    800    809,840
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r) 0.793%, 04/05/13........................................  2,000  2,002,346
 Oesterreichische Kontrollbank AG
    1.375%, 01/21/14.........................................    500    505,525
 Ontario Electricity Financial Corp.
    7.450%, 03/31/13.........................................  2,000  2,057,536
 Ontario, Province of Canada
    1.375%, 01/27/14.........................................  1,000  1,013,030
    4.100%, 06/16/14.........................................    800    847,584
 Rabobank Nederland NV
    1.850%, 01/10/14.........................................  2,000  2,029,240
 Rabobank Nederland NV Floating Rate Note
 (r) 0.710%, 01/17/14........................................    500    500,469
 Royal Bank of Canada
    2.100%, 07/29/13.........................................    500    506,443
    1.125%, 01/15/14.........................................  1,500  1,512,495
 Sanofi-Aventis SA
    1.625%, 03/28/14.........................................  2,000  2,031,920
 Societe Financement del'Economie Francaise
    2.875%, 09/22/14.........................................    500    521,799
 State of North Rhine- Westphalia
    1.625%, 09/17/14.........................................    500    508,585

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount   Value+
                                                             ------ -----------
                                                             (000)
Svenska Handelsbanken Floating Rate Note
(r) 0.922%, 08/30/13........................................ $2,000 $ 2,004,928
Total Capital Canada, Ltd.
   1.625%, 01/28/14.........................................  2,000   2,028,600
Toyota Motor Credit Corp.
   1.375%, 08/12/13.........................................  1,600   1,613,776
U.S. Bancorp
   2.000%, 06/14/13.........................................    800     808,310
Wells Fargo & Co.
   4.375%, 01/31/13.........................................    900     908,717
                                                                    -----------
TOTAL BONDS.................................................         50,152,514
                                                                    -----------
COMMERCIAL PAPER -- (2.0%)
Banque et Caisse d'Epargne del'Etat
   0.290%, 12/27/12.........................................  1,000     999,645
Standard Chartered Bank
   0.370%, 12/13/12.........................................    400     399,892
   0.380%, 12/18/12.........................................    400     399,874
                                                                    -----------
TOTAL COMMERCIAL PAPER......................................          1,799,411
                                                                    -----------

                                                            Shares    Value+
                                                            ------- -----------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
 BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares                                     651,893 $   651,893
                                                                    -----------
 TOTAL INVESTMENTS --(100.0%) (Cost $88,721,355)................... $88,945,243
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                                  ----------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------- ----------- ------- -----------
      Agency Obligations.........       -- $36,341,425   --    $36,341,425
      Bonds......................       --  50,152,514   --     50,152,514
      Commercial Paper...........       --   1,799,411   --      1,799,411
      Temporary Cash Investments. $651,893          --   --        651,893
                                  -------- -----------   --    -----------
      TOTAL...................... $651,893 $88,293,350   --    $88,945,243
                                  ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Face
                                                           Amount     Value+
                                                          -------- ------------
                                                           (000)
AGENCY OBLIGATIONS -- (99.7%)
Federal Home Loan Bank
   0.375%, 11/27/13...................................... $ 33,000 $ 33,050,589
   4.875%, 11/27/13......................................    2,400    2,519,532
   3.125%, 12/13/13......................................   18,210   18,795,743
   0.875%, 12/27/13......................................   29,500   29,714,347
   2.375%, 03/14/14......................................   18,000   18,515,394
   1.375%, 05/28/14......................................    7,000    7,126,406
   2.500%, 06/13/14......................................   16,600   17,185,980
   5.250%, 06/18/14......................................   15,500   16,754,880
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................           143,662,871
                                                                   ------------

                                                           Shares
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds FedFund Portfolio...........  367,707      367,707
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $143,771,108)........          $144,030,578
                                                                   ============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                     ------------------------------------------
                                     Level 1    Level 2    Level 3    Total
                                     -------- ------------ ------- ------------
 Agency Obligations.................       -- $143,662,871   --    $143,662,871
 Temporary Cash Investments......... $367,707           --   --         367,707
                                     -------- ------------   --    ------------
 TOTAL.............................. $367,707 $143,662,871   --    $144,030,578
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

 ASSETS:
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (Affiliated Investment Company) at
   Value......................................................... $     60,925
 Receivables:
    Affiliated Investment Company Sold...........................          222
 Prepaid Expenses and Other Assets...............................            4
                                                                  ------------
        Total Assets.............................................       61,151
                                                                  ------------
 LIABILITIES:
 Payables:
    Fund Shares Redeemed.........................................          222
 Accrued Expenses and Other Liabilities..........................           13
                                                                  ------------
        Total Liabilities........................................          235
                                                                  ------------
 NET ASSETS...................................................... $     60,916
                                                                  ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................    4,401,161
                                                                  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........ $      13.84
                                                                  ============
 Investment in Affiliated Investment Company at Cost............. $     39,978
                                                                  ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital................................................. $     43,963
 Undistributed Net Investment Income (Distributions in Excess of
   Net Investment Income)........................................          182
 Accumulated Net Realized Gain (Loss)............................       (4,176)
 Net Unrealized Appreciation (Depreciation)......................       20,947
                                                                  ------------
 NET ASSETS...................................................... $     60,916
                                                                  ============
 (1) NUMBER OF SHARES AUTHORIZED.................................  300,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        LWAS/DFA     LWAS/DFA
                                                        Two-Year     Two-Year
                                                      Fixed Income  Government
                                                       Portfolio    Portfolio
                                                      ------------ ------------
 ASSETS:
 Investments at Value................................ $     88,293 $    143,663
 Temporary Cash Investments at Value & Cost..........          652          368
 Receivables:
    Investment Securities Sold.......................           --        6,411
    Interest.........................................          366          966
    Fund Shares Sold.................................          109           --
                                                      ------------ ------------
 Prepaid Expenses and Other Assets...................            5            5
                                                      ------------ ------------
        Total Assets.................................       89,425      151,413
 LIABILITIES:
 Payables:
    Investment Securities Purchased..................           --        6,050
    Fund Shares Redeemed.............................           73           49
    Due to Advisor...................................           11           18
 Accrued Expenses and Other Liabilities..............           15           23
                                                      ------------ ------------
        Total Liabilities............................           99        6,140
                                                      ------------ ------------
 NET ASSETS                                           $     89,326 $    145,273
                                                      ============ ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1).............    8,872,372   14,582,252
                                                      ============ ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE                                              $      10.07 $       9.96
                                                      ============ ============
 Investments at Cost................................. $     88,069 $    143,404
                                                      ------------ ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital..................................... $     88,656 $    144,006
 Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)                          51           39
 Accumulated Net Realized Gain (Loss)................          395          969
 Net Unrealized Appreciation (Depreciation)..........          224          259
                                                      ------------ ------------
 NET ASSETS                                           $     89,326 $    145,273
                                                      ============ ============
 (1) NUMBER OF SHARES AUTHORIZED.....................  300,000,000  300,000,000
                                                      ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                            LWAS/DFA      LWAS/DFA    LWAS/DFA
                                           U.S. High      Two-Year    Two-Year
                                         Book to Market Fixed Income Government
                                           Portfolio*    Portfolio   Portfolio
                                         -------------- ------------ ----------
Investment Income
   Dividends............................    $ 1,356           --          --
   Interest.............................         --        $ 630       $ 744
   Income from Securities Lending.......         50           --          --
   Expenses Allocated from Affiliated
     Investment Company.................        (72)          --          --
                                            -------        -----       -----
       Total Investment Income..........      1,334          630         744
                                            -------        -----       -----
Expenses
   Investment Advisory Services Fees....         --          135         238
   Administrative Services Fees.........          6           --          --
   Accounting & Transfer Agent Fees.....         13           30          37
   Shareholder Servicing Fees...........         93           72         127
   Filing Fees..........................         18           19          21
   Shareholders' Reports................          6            7          13
   Directors'/Trustees' Fees & Expenses.          1            1           2
   Custodian Fees.......................         --            1           2
   Professional Fees....................          3            3           6
   Other................................          1            1           3
                                            -------        -----       -----
       Total Expenses...................        141          269         449
                                            -------        -----       -----
   Net Investment Income (Loss).........      1,193          361         295
                                            -------        -----       -----
Realized and Unrealized Gain (Loss).....
   Net Realized Gain (Loss)
     on: Investment Securities Sold.....      3,324          400         974
   Change in Unrealized Appreciation
     (Depreciation) of: Investment
     Securities.........................      5,684         (100)       (426)
                                            -------        -----       -----
   Net Realized and Unrealized Gain
     (Loss).............................      9,008          300         548
                                            -------        -----       -----
Net Increase (Decrease) in Net Assets
  Resulting from Operations.............    $10,201        $ 661       $ 843
                                            =======        =====       =====
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        LWAS/DFA            LWAS/DFA            LWAS/DFA
                                                                        U.S. High           Two-Year            Two-Year
                                                                     Book to Market       Fixed Income         Government
                                                                        Portfolio           Portfolio           Portfolio
                                                                   ------------------  ------------------  ------------------
                                                                     Year      Year      Year      Year      Year      Year
                                                                    Ended     Ended     Ended     Ended     Ended     Ended
                                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                     2012      2011      2012      2011      2012      2011
                                                                   --------  --------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $  1,193  $  1,104  $    361  $    494  $    295  $    763
   Net Realized Gain (Loss) on:...................................
       Investment Securities Sold.................................    3,324     3,269       400       549       974       793
       Futures....................................................       --       (98)       --        --        --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities......................................    5,684      (315)     (100)     (349)     (426)     (278)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   10,201     3,960       661       694       843     1,278
                                                                   --------  --------  --------  --------  --------  --------
Distributions From:
   Net Investment Income..........................................   (1,185)   (1,098)     (393)     (506)     (413)     (754)
   Net Short-Term Gains...........................................       --        --      (461)     (353)     (774)   (1,910)
   Net Long-Term Gains............................................       --        --       (90)      (81)       --      (125)
          Total Distributions.....................................   (1,185)   (1,098)     (944)     (940)   (1,187)   (2,789)
                                                                   --------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued..................................................    2,926     5,902    10,153    23,146    17,044    55,107
   Shares Issued in Lieu of Cash Distributions....................    1,031       956       753       753       845     1,898
   Shares Redeemed................................................  (14,816)  (14,275)  (14,194)  (20,020)  (50,714)  (50,776)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................  (10,859)   (7,417)   (3,288)    3,879   (32,825)    6,229
                                                                   --------  --------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets.................   (1,843)   (4,555)   (3,571)    3,633   (33,169)    4,718
Net Assets
   Beginning of Period............................................   62,759    67,314    92,897    89,264   178,442   173,724
                                                                   --------  --------  --------  --------  --------  --------
   End of Period.................................................. $ 60,916  $ 62,759  $ 89,326  $ 92,897  $145,273  $178,442
                                                                   ========  ========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................      232       465     1,010     2,298     1,712     5,537
   Shares Issued in Lieu of Cash Distributions....................       83        78        75        75        85       191
   Shares Redeemed................................................   (1,163)   (1,137)   (1,412)   (1,989)   (5,094)   (5,099)
                                                                   --------  --------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................     (848)     (594)     (327)      384    (3,297)      629
                                                                   ========  ========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 $    182  $    174  $     51  $     83  $     39  $    157

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                      Period
                                                                 Year     Year     Year     Year     Dec. 1,       Year
                                                                Ended    Ended    Ended    Ended     2007 to      Ended
                                                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,   Oct. 31,    Nov. 30,
                                                                 2012     2011     2010     2009       2008        2007
                                                               -------- -------- -------- -------- --------     --------
Net Asset Value, Beginning of Period ......................... $ 11.96  $ 11.52  $  9.80  $  9.04  $ 15.35      $  16.10
                                                               -------  -------  -------  -------  -------      --------
Income from Investment Operations
   Net Investment Income (Loss) (A)...........................    0.25     0.20     0.19     0.18     0.21          0.20
   Net Gains (Losses) on Securities (Realized and Unrealized).    1.87     0.44     1.72     0.79    (5.48)        (0.26)
                                                               -------  -------  -------  -------  -------      --------
       Total from Investment Operations ......................    2.12     0.64     1.91     0.97    (5.27)        (0.06)
                                                               -------  -------  -------  -------  -------      --------
Less Distributions
   Net Investment Income......................................   (0.24)   (0.20)   (0.19)   (0.21)   (0.21)        (0.20)
   Net Realized Gains.........................................      --       --       --       --    (0.83)        (0.49)
                                                               -------  -------  -------  -------  -------      --------
       Total Distributions....................................   (0.24)   (0.20)   (0.19)   (0.21)   (1.04)        (0.69)
                                                               -------  -------  -------  -------  -------      --------
Net Assets Value, End of Period............................... $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04      $  15.35
                                                               =======  =======  =======  =======  =======      ========
Total Return..................................................   18.01%    5.48%   19.71%   11.61%  (36.69)%(C)    (0.51)%
                                                               -------  -------  -------  -------  -------      --------
Net Assets, End of Period (thousands)                          $60,916  $62,759  $67,314  $65,927  $68,462      $119,833
Ratio of Expenses to Average Net Assets (D)                       0.34%    0.34%    0.35%    0.38%    0.33%(B)      0.32%
Ratio of Net Investment Income to Average Net Assets              1.93%    1.56%    1.78%    2.20%    1.72%(B)      1.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             LWAS/DFA Two-Year Fixed
                                                                                 Income Portfolio
                                                             -------------------------------------------------------
                                                                                                   Period
                                                               Year     Year     Year     Year    Dec. 1,      Year
                                                              Ended    Ended    Ended    Ended    2007 to     Ended
                                                             Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,   Nov. 30,
                                                               2012     2011     2010     2009      2008       2007
                                                             -------- -------- -------- -------- --------    --------
Net Asset Value, Beginning of Period ....................... $ 10.10  $ 10.13  $ 10.03  $  9.84  $  9.95     $  9.94
                                                             -------  -------  -------  -------  -------     -------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................    0.04     0.05     0.08     0.19     0.28        0.49
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................    0.03     0.03     0.11     0.23    (0.04)         --
                                                             -------  -------  -------  -------  -------     -------
       Total from Investment Operations.....................    0.07     0.08     0.19     0.42     0.24        0.49
                                                             -------  -------  -------  -------  -------     -------
Less Distributions
   Net Investment Income....................................   (0.04)   (0.06)   (0.09)   (0.23)   (0.35)      (0.48)
   Net Realized Gains.......................................   (0.06)   (0.05)      --       --       --          --
                                                             -------  -------  -------  -------  -------     -------
       Total Distributions..................................   (0.10)   (0.11)   (0.09)   (0.23)   (0.35)      (0.48)
                                                             -------  -------  -------  -------  -------     -------
Net Asset Value, End of Period.............................. $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84     $  9.95
                                                             =======  =======  =======  =======  =======     =======
Total Return................................................    0.75%    0.73%    1.89%    4.31%    2.46%(C)    5.03%
                                                             -------  -------  -------  -------  -------     -------
Net Assets, End of Period (thousands)                        $89,326  $92,897  $89,264  $77,398  $84,065     $96,442
Ratio of Expenses to Average Net
Assets......................................................    0.30%    0.30%    0.31%    0.34%    0.31%(B)    0.31%
Ratio of Net Investment Income to Average Net Assets            0.40%    0.54%    0.82%    1.92%    3.04%(B)    4.94%
Portfolio Turnover Rate.....................................     102%      98%     113%      77%      20%(C)      22%

                                                                                   LWAS/DFA Two-Year
                                                                                  Government Portfolio
                                                             -------------------------------------------------------------
                                                                                                        Period
                                                               Year      Year      Year      Year      Dec. 1,      Year
                                                              Ended     Ended     Ended     Ended      2007 to     Ended
                                                             Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                                               2012      2011      2010      2009        2008       2007
                                                             --------  --------  --------  --------  --------     --------
Net Asset Value, Beginning of Period ....................... $   9.98  $  10.07  $  10.10  $   9.80  $   9.89     $   9.87
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
   Net Investment Income (Loss) (A) ........................     0.02      0.04      0.07      0.18      0.24         0.46
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................     0.04      0.02      0.13      0.33     (0.03)        0.01
                                                             --------  --------  --------  --------  --------     --------
       Total from Investment Operations.....................     0.06      0.06      0.20      0.51      0.21         0.47
                                                             --------  --------  --------  --------  --------     --------
Less Distributions
   Net Investment Income....................................    (0.03)    (0.04)    (0.08)    (0.21)    (0.30)       (0.45)
   Net Realized Gains.......................................    (0.05)    (0.11)    (0.15)       --        --           --
                                                             --------  --------  --------  --------  --------     --------
       Total Distributions..................................    (0.08)    (0.15)    (0.23)    (0.21)    (0.30)       (0.45)
                                                             --------  --------  --------  --------  --------     --------
Net Asset Value, End of Period.............................. $   9.96  $   9.98  $  10.07  $  10.10  $   9.80     $   9.89
                                                             ========  ========  ========  ========  ========     ========
Total Return................................................     0.50%     0.66%     1.98%     5.21%     2.13%(C)     4.85%
                                                             --------  --------  --------  --------  --------     --------
Net Assets, End of Period (thousands)                        $145,273  $178,442  $173,724  $136,508  $133,785     $110,338
Ratio of Expenses to Average Net
Assets......................................................     0.28%     0.29%     0.29%     0.31%     0.30%(B)     0.31%
Ratio of Net Investment Income to Average Net Assets             0.19%     0.41%     0.72%     1.76%     2.69%(B)     4.66%
Portfolio Turnover Rate.....................................      111%      127%      166%      112%        7%(C)        0%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Feeder Fund owned 1% of the Series.

   Effective December 31, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

    1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's master fund. For the year ended October 31, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $2
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  5

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 52,114  $ 72,524  $37,185  $23,039
 LWAS/DFA Two-Year Government Portfolio...  175,582   207,326       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2012, the Portfolios had no permanent differences to report.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                           Net Investment
                                               Income
                                           and Short-Term   Long-Term
                                           Capital Gains  Capital Gains Total
                                           -------------- ------------- ------
  LWAS/DFA U.S. High Book to Market
    Portfolio
  2011....................................     $1,098           --      $1,098
  2012....................................      1,185           --       1,185
  LWAS/DFA Two-Year Fixed Income Portfolio
  2011....................................        859         $ 81         940
  2012....................................        854           90         944
  LWAS/DFA Two-Year Government Portfolio
  2011....................................      2,679          110       2,789
  2012....................................      1,187           --       1,187

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                        Undistributed
                             Net                                   Total Net
                         Investment                              Distributable
                         Income and   Undistributed   Capital      Earnings
                         Short-Term     Long-Term       Loss      Accumulated
                        Capital Gains Capital Gains Carryforward   (Losses)
                        ------------- ------------- ------------ -------------
 LWAS/DFA U.S. High
   Book to Market
   Portfolio...........     $186            --        $(4,175)      $(3,989)
 LWAS/DFA Two-Year
   Fixed Income
   Portfolio...........      409           $40             --           449
 LWAS/DFA Two-Year
   Government Portfolio      988            25             --         1,013

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                      Expires on October 31,
                                               2017          Unlimited Total
                                      ---------------------- --------- ------
  LWAS/DFA U.S. High Book to Market
    Portfolio........................         $4,175            --     $4,175

   During the year ended October 31, 2012, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              LWAS/DFA U.S. High Book to Market Portfolio. $3,323

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      Net
                                                                   Unrealized
                            Federal   Unrealized    Unrealized    Appreciation
                            Tax Cost Appreciation (Depreciation) (Depreciation)
                            -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to
  Market Portfolio......... $ 39,979   $24,384       $(3,438)       $20,946
LWAS/DFA Two-Year Fixed
  Income Portfolio.........   88,721       232            (8)           224
LWAS/DFA Two-Year
  Government Portfolio.....  143,771       260            --            260

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             96%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
LWAS/DFA International High Book to Market Portfolio vs.
MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                  LWAS/DFA
                                                                International
                                                                High Book to   MSCI World
                                                                   Market     ex USA Index
BeginDate    End Date  FundReturns Benchmark0Returns  EndDate     Portfolio    (net div.)
---------   ---------- ----------- ----------------- ---------- ------------- ------------
2002-10-31  2002-11-30     5.95%          4.60%         10/2002        10000        10000
2002-11-30  2002-12-31    -2.50%         -3.23%         11/2002  10595.36935  10460.38388
2002-12-31  2003-01-31    -3.33%         -3.81%         12/2002  10330.56431  10122.31597
2003-01-31  2003-02-28    -2.07%         -1.97%         01/2003  9986.212167  9736.633173
2003-02-28  2003-03-31    -2.35%         -1.93%         02/2003  9779.600881  9544.699524
2003-03-31  2003-04-30    10.94%          9.60%         03/2003  9550.032785  9360.754077
2003-04-30  2003-05-31     7.48%          6.20%         04/2003  10594.56762   10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003  11386.57755  10895.37242
2003-06-30  2003-07-31     4.49%          2.29%         06/2003   11753.8865  11160.05075
2003-07-31  2003-08-31     2.62%          2.58%         07/2003  12281.89312  11416.08512
2003-08-31  2003-09-30     3.73%          3.00%         08/2003  12603.28846  11710.45636
2003-09-30  2003-10-31     7.90%          6.26%         09/2003  13073.90305  12061.78555
2003-10-31  2003-11-30     2.12%          2.27%         10/2003  14106.95949  12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003  14405.39801  13107.63318
2003-12-31  2004-01-31     2.58%          1.39%         12/2003  15481.84909  14112.72688
2004-01-31  2004-02-29     2.96%          2.30%         01/2004  15880.92632  14309.22909
2004-02-29  2004-03-31     1.58%          0.50%         02/2004  16350.42895   14638.3333
2004-03-31  2004-04-30    -3.04%         -2.62%         03/2004  16608.65539  14711.61449
2004-04-30  2004-05-31     0.95%          0.47%         04/2004  16103.94006  14326.52241
2004-05-31  2004-06-30     4.12%          2.31%         05/2004  16256.52842  14393.48999
2004-06-30  2004-07-31    -3.71%         -3.05%         06/2004  16925.69145  14725.88378
2004-07-31  2004-08-31     1.31%          0.42%         07/2004   16297.0568   14276.8102
2004-08-31  2004-09-30     3.16%          2.91%         08/2004  16510.55536  14336.16895
2004-09-30  2004-10-31     3.85%          3.59%         09/2004  17031.58303  14754.05385
2004-10-31  2004-11-30     7.42%          6.65%         10/2004  17687.56136   15284.2776
2004-11-30  2004-12-31     4.96%          4.22%         11/2004  18999.51804  16300.75747
2004-12-31  2005-01-31    -1.05%         -1.97%         12/2004  19941.20634  16989.40669
2005-01-31  2005-02-28     3.93%          4.45%         01/2005   19732.2048  16654.94269
2005-02-28  2005-03-31    -2.48%         -2.27%         02/2005  20506.73994  17395.84581
2005-03-31  2005-04-30    -3.08%         -2.55%         03/2005  19998.29899  17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005  19383.34515  16567.48433
2005-05-31  2005-06-30     1.59%          1.63%         05/2005   19407.9433  16597.69751
2005-06-30  2005-07-31     4.42%          3.23%         06/2005  19716.51278  16869.00377
2005-07-31  2005-08-31     3.33%          2.76%         07/2005  20588.37373  17413.79488
2005-08-31  2005-09-30     2.76%          4.56%         08/2005  21273.40733  17894.53946
2005-09-30  2005-10-31    -1.55%         -3.23%         09/2005  21860.09786  18711.18961
2005-10-31  2005-11-30     1.80%          2.65%         10/2005  21521.86139  18106.58452
2005-11-30  2005-12-31     4.88%          4.64%         11/2005  21910.20697  18586.07722
2005-12-31  2006-01-31     6.78%          6.32%         12/2005  22979.31228   19447.8385
2006-01-31  2006-02-28     0.97%         -0.34%         01/2006  24537.67943  20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006  24775.39645   20608.4637
2006-03-31  2006-04-30     5.01%          4.78%         03/2006  25818.71006  21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006  27112.94719  22278.72975
2006-05-31  2006-06-30    -0.66%         -0.13%         05/2006  26016.80758  21432.31082
2006-06-30  2006-07-31     1.50%          0.94%         06/2006  25844.42821   21404.7152
2006-07-31  2006-08-31     3.42%          2.84%         07/2006  26232.96549  21605.26571
2006-08-31  2006-09-30     1.36%         -0.08%         08/2006   27130.6206  22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006  27498.67163  22201.41652
2006-10-31  2006-11-30     3.30%          2.98%         10/2006  28718.42542  23078.81278
2006-11-30  2006-12-31     3.88%          2.87%         11/2006  29667.12282  23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006  30817.49922  24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007  31390.52301  24596.81523
2007-02-28  2007-03-31     3.22%          2.56%         02/2007  31362.57062  24793.58307
2007-03-31  2007-04-30     5.01%          4.55%         03/2007  32372.25964  25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007  33994.36854  26585.83302
2007-05-31  2007-06-30    -0.77%          0.10%         05/2007  35155.01543  27176.22708
2007-06-30  2007-07-31    -2.81%         -1.38%         06/2007  34883.85369   27203.4992
2007-07-31  2007-08-31    -1.13%         -1.45%         07/2007  33903.81057  26827.45133
2007-08-31  2007-09-30     5.21%          5.68%         08/2007  33520.31544  26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007  35265.90251  27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007  36964.94802   29155.8544
2007-11-30  2007-12-31    -2.16%         -1.88%         11/2007  34723.35017  28015.69869
2007-12-31  2008-01-31    -8.14%         -9.02%         12/2007  33974.85291  27489.05893
2008-01-31  2008-02-29    -1.28%          1.81%         01/2008   31210.1723  25010.60702
2008-02-29  2008-03-31     1.16%         -1.43%         02/2008  30810.82954  25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008  31167.37462  25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008  32551.22451  26495.58367
2008-05-31  2008-06-30    -9.91%         -7.78%         05/2008  32566.60062    26897.647
2008-06-30  2008-07-31    -2.84%         -3.56%         06/2008  29338.14574  24806.01124
2008-07-31  2008-08-31    -4.20%         -3.87%         07/2008  28503.51251  23923.25865
2008-08-31  2008-09-30   -11.69%        -14.44%         08/2008  27306.67994  22998.07514
2008-09-30  2008-10-31   -25.10%        -20.80%         09/2008  24114.52863  19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008  18062.13051  15584.31425
2008-11-30  2008-12-31     7.34%          5.27%         11/2008  16953.05232   14739.1788
2008-12-31  2009-01-31   -13.84%         -9.33%         12/2008  18196.94792  15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009  15678.51008  14068.39209
2009-02-28  2009-03-31    10.90%          6.59%         02/2009  13752.64585  12644.22388
2009-03-31  2009-04-30    18.48%         12.90%         03/2009  15251.10119  13477.42184
2009-04-30  2009-05-31    14.77%         12.65%         04/2009  18068.97077  15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009  20738.53144  17139.69107
2009-06-30  2009-07-31    11.81%          9.39%         06/2009  20423.11407   16962.2042
2009-07-31  2009-08-31     5.72%          4.79%         07/2009   22834.6995  18554.91583
2009-08-31  2009-09-30     5.13%          4.13%         08/2009  24140.97494  19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009  25379.38109   20246.4017
2009-10-31  2009-11-30     2.90%          2.47%         10/2009  24370.26057  19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009  25076.64493  20414.28949
2009-12-31  2010-01-31    -5.73%         -4.69%         12/2009  25360.96643  20739.71496
2010-01-31  2010-02-28     0.32%         -0.10%         01/2010  23906.66554  19767.55316
2010-02-28  2010-03-31     7.84%          6.44%         02/2010  23983.20769  19747.74296
2010-03-31  2010-04-30    -1.68%         -1.49%         03/2010  25864.10092  21018.97237
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010  25430.05382   20705.5737
2010-05-31  2010-06-30    -1.85%         -1.45%         05/2010  22442.78846  18420.71863
2010-06-30  2010-07-31    12.59%          9.24%         06/2010  22028.66742  18154.24072
2010-07-31  2010-08-31    -4.91%         -2.99%         07/2010  24801.68791  19832.15152
2010-08-31  2010-09-30    10.68%          9.59%         08/2010  23583.63218  19239.37361
2010-09-30  2010-10-31     3.49%          3.56%         09/2010  26103.39059  21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010   27014.2766  21836.08012
2010-11-30  2010-12-31     9.33%          8.05%         11/2010  25634.93493  20911.33371
2010-12-31  2011-01-31     4.27%          2.15%         12/2010  28026.76165  22595.14698
2011-01-31  2011-02-28     3.33%          3.71%         01/2011  29222.34771  23081.88961
2011-02-28  2011-03-31    -2.77%         -2.00%         02/2011  30195.49915  23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011  29360.27489  23458.22183
2011-04-30  2011-05-31    -3.70%         -2.96%         04/2011  30921.69501  24735.79508
2011-05-31  2011-06-30    -1.38%         -1.42%         05/2011  29778.51241  24002.51829
2011-06-30  2011-07-31    -3.19%         -1.65%         06/2011  29368.18546   23660.6711
2011-07-31  2011-08-31   -10.77%         -8.45%         07/2011  28432.71237  23270.36799
2011-08-31  2011-09-30   -10.91%        -10.04%         08/2011  25371.16408  21303.01857
2011-09-30  2011-10-31     9.60%          9.73%         09/2011  22601.92609  19163.70779
2011-10-31  2011-11-30    -3.34%         -4.62%         10/2011  24770.79779  21027.44381
2011-11-30  2011-12-31    -2.73%         -1.09%         11/2011  23943.20201  20055.70845
2011-12-31  2012-01-31     6.74%          5.40%         12/2011  23289.02991  19836.86573
2012-01-31  2012-02-29     5.22%          5.50%         01/2012  24859.75566  20907.86348
2012-02-29  2012-03-31    -0.87%         -0.74%         02/2012  26158.62503  22057.34745
2012-03-31  2012-04-30    -3.62%         -1.70%         03/2012  25932.13098  21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012   24994.0959  21522.48712
2012-05-31  2012-06-30     7.06%          6.55%         05/2012  21907.65791   19068.8287
2012-06-30  2012-07-31    -0.39%          1.25%         06/2012  23454.38764  20318.28267
2012-07-31  2012-08-31     4.10%          2.85%         07/2012  23361.80453  20571.27444
2012-08-31  2012-09-30     3.53%          3.04%         08/2012  24318.49666  21158.19849
2012-09-30  2012-10-31     1.23%          0.70%         09/2012  25176.72303  21800.59481
                                                     10/31/2012   25486.7812  21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          2.89%     -7.17%     9.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

    International Equity Market Review    12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks and does not attempt to track any specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed relative to the Index during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the Portfolio's relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                    DISCLOSURE OF FUND EXPENSES (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,019.70    0.48%    $2.44
     Hypothetical 5% Annual Return. $1,000.00 $1,022.72    0.48%    $2.44
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company                      $66,912,358
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $63,295,182)................................ $66,912,358
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (Affiliated Investment Company) at
  Value........................................................... $     66,912
Receivables:
   Affiliated Investment Company Shares Sold......................          212
Prepaid Expenses and Other Assets.................................            5
                                                                   ------------
       Total Assets...............................................       67,129
                                                                   ------------
LIABILITIES:
Payables:
   Affiliated Investment Company Purchased........................           28
   Fund Shares Redeemed...........................................          184
   Due to Advisor.................................................            1
Accrued Expenses and Other Liabilities............................           16
                                                                   ------------
       Total Liabilities..........................................          229
                                                                   ------------
NET ASSETS........................................................ $     66,900
                                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................    8,135,788
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......... $       8.22
                                                                   ============
Investment in Affiliated Investment Company at Cost............... $     63,295
                                                                   ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $     58,466
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................          336
Accumulated Net Realized Gain (Loss)..............................        4,477
Net Unrealized Foreign Exchange Gain (Loss).......................            4
Net Unrealized Appreciation (Depreciation)........................        3,617
                                                                   ------------
NET ASSETS........................................................ $     66,900
                                                                   ============
(1) NUMBER OF SHARES AUTHORIZED...................................  200,000,000
                                                                   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Dividends (Net of Foreign Taxes Withheld of $202).................. $ 2,546
   Income from Securities Lending.....................................     131
   Expenses Allocated from Affiliated Investment Company..............    (159)
                                                                       -------
       Total Investment Income........................................   2,518
                                                                       -------
Expenses
   Administrative Services Fees.......................................       7
   Accounting & Transfer Agent Fees...................................      13
   Shareholder Servicing Fees.........................................     128
   Filing Fees........................................................      17
   Shareholders' Reports..............................................       6
   Directors'/Trustees' Fees & Expenses...............................       1
   Professional Fees..................................................       2
   Other..............................................................       1
                                                                       -------
       Total Expenses.................................................     175
   Net Investment Income (Loss).......................................   2,343
                                                                       -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................................   4,492
       Foreign Currency Transactions..................................     (13)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................  (5,013)
       Translation of Foreign Currency Denominated Amounts............      (3)
                                                                       -------
   Net Realized and Unrealized Gain (Loss)............................    (537)
                                                                       -------
Net Increase (Decrease) in Net Assets Resulting from Operations....... $ 1,806
                                                                       =======
--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              Year      Year
                                                             Ended     Ended
                                                            Oct. 31,  Oct. 31,
                                                              2012      2011
                                                            --------  --------
 Increase (Decrease) in Net Assets
 Operations:
    Net Investment Income (Loss)........................... $  2,343  $  2,779
    Net Realized Gain (Loss) on:
        Investment Securities Sold.........................    4,492     2,978
        Foreign Currency Transactions......................      (13)        9
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign Currency.........   (5,013)  (12,479)
        Translation of Foreign Currency Denominated
          Amounts..........................................       (3)       (8)
                                                            --------  --------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations.....................    1,806    (6,721)
                                                            --------  --------
 Distributions From:
    Net Investment Income..................................   (2,327)   (2,701)
    Net Short-Term Gains...................................       --      (304)
    Net Long-Term Gains....................................   (2,965)   (4,756)
                                                            --------  --------
           Total Distributions.............................   (5,292)   (7,761)
                                                            --------  --------
 Capital Share Transactions (1):
    Shares Issued..........................................    7,815    10,655
    Shares Issued in Lieu of Cash Distributions............    4,540     6,576
    Shares Redeemed........................................  (14,825)  (15,785)
                                                            --------  --------
           Net Increase (Decrease) from Capital
             Share Transactions............................   (2,470)    1,446
                                                            --------  --------
           Total Increase (Decrease) in Net Assets.........   (5,956)  (13,036)
 Net Assets
    Beginning of Period....................................   72,856    85,892
                                                            --------  --------
    End of Period.......................................... $ 66,900  $ 72,856
                                                            ========  ========
 (1) Shares Issued and Redeemed:
    Shares Issued..........................................      997     1,060
    Shares Issued in Lieu of Cash Distributions............      603       669
    Shares Redeemed........................................   (1,858)   (1,611)
                                                            --------  --------
           Net Increase (Decrease) from Shares
             Issued and Redeemed...........................     (258)      118
                                                            ========  ========
 Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income)                      $    336  $    323

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                             Period
                                                        Year     Year      Year     Year     Dec. 1,      Year
                                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                                        2012     2011      2010     2009       2008       2007
                                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period ................ $  8.68  $ 10.38   $  9.66  $ 11.40  $ 24.32      $  21.89
                                                      -------  -------   -------  -------  -------      --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................    0.28     0.32      0.22     0.25     0.66          0.65
   Net Gains (Losses) on Securities
       (Realized and Unrealized).....................   (0.10)   (1.09)     0.79     2.14   (11.36)         2.98
                                                      -------  -------   -------  -------  -------      --------
       Total from Investment Operations .............    0.18    (0.77)     1.01     2.39   (10.70)         3.63
                                                      -------  -------   -------  -------  -------      --------
Less Distributions
------------------
   Net Investment Income.............................   (0.28)   (0.31)    (0.23)   (0.27)   (0.70)        (0.58)
   Net Realized Gains................................   (0.36)   (0.62)    (0.06)   (3.86)   (1.52)        (0.62)
                                                      -------  -------   -------  -------  -------      --------
       Total Distributions...........................   (0.64)   (0.93)    (0.29)   (4.13)   (2.22)        (1.20)
                                                      -------  -------   -------  -------  -------      --------
Net Asset Value, End of Period....................... $  8.22  $  8.68   $ 10.38  $  9.66  $ 11.40      $  24.32
                                                      =======  =======   =======  =======  =======      ========
Total Return.........................................    2.89%   (8.30)%   10.85%   34.92%  (47.99)%(C)    17.05%
                                                      -------  -------   -------  -------  -------      --------
Net Assets, End of Period (thousands)................ $66,900  $72,856   $85,892  $85,504  $84,319      $185,239
Ratio of Expenses to Average Net Assets (D)..........    0.50%    0.49%     0.50%    0.52%    0.47%(B)      0.46%
Ratio of Net Investment Income to Average Net Assets.    3.49%    3.24%     2.29%    2.99%    3.74%(B)      2.76%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, the Portfolio owned 1% of the Series.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2012, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/(losses) and gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                          Increase        Increase
                         (Decrease)      (Decrease)
                        Undistributed    Accumulated
                        Net Investment  Net Realized
                           Income       Gains (Losses)
                        --------------  --------------
                            $(3)             $3

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                    Net Investment
                                        Income
                                    and Short-Term  Long-Term
                                    Capital Gains  Capital Gain Total
                                    -------------- ------------ ------
          2011.....................     $3,005        $4,756    $7,761
          2012.....................      2,327         2,965     5,292

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                  Undistributed
                      Net                        Total Net
                   Investment                   Distributable
                   Income and    Undistributed    Earnings
                   Short-Term     Long-Term     (Accumulated
                  Capital Gains  Capital Gains    Losses)
                  -------------  -------------  -------------
                      $374          $4,488         $4,862

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         Net
                                                     Unrealized
            Federal   Unrealized     Unrealized     Appreciation
            Tax Cost  Appreciation  (Depreciation)  (Depreciation)
            --------  ------------  --------------  --------------
            $63,341     $16,548       $(12,977)        $3,571

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

H. Other:

   At October 31, 2012, two shareholders held approximately 96% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
The U.S. Large Cap Value Series vs.
Russell 1000(R) Value Index
October 31, 2002-October 31, 2012

                                                                U.S. Large
                                                                Cap Value  Russell 1000
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Series   Value Index
---------   ---------- ----------- ----------------- ---------- ---------- ------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002     10000       10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002   10705.1       10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002 10223.931   10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003 9984.6304   9922.5765
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003 9695.8188   9657.6437
2003-03-31  2003-04-30     9.26%          8.80%         03/2003 9650.0548   9674.0617
2003-04-30  2003-05-31     6.67%          6.46%         04/2003 10543.885   10525.379
2003-05-31  2003-06-30     1.07%          1.25%         05/2003 11247.362   11205.319
2003-06-30  2003-07-31     2.56%          1.49%         06/2003 11367.864   11345.385
2003-07-31  2003-08-31     3.56%          1.56%         07/2003 11658.496   11514.431
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003 12073.685   11694.056
2003-09-30  2003-10-31     6.70%          6.12%         09/2003 11808.296   11579.455
2003-10-31  2003-11-30     2.24%          1.36%         10/2003  12599.96   12288.117
2003-11-30  2003-12-31     6.87%          6.16%         11/2003 12882.152   12455.236
2003-12-31  2004-01-31     1.70%          1.76%         12/2003 13767.169   13222.478
2004-01-31  2004-02-29     2.57%          2.14%         01/2004 14001.789   13455.194
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004 14362.098   13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004 14304.205   13622.195
2004-04-30  2004-05-31     0.54%          1.02%         04/2004 14069.159   13289.814
2004-05-31  2004-06-30     3.02%          2.36%         05/2004  14144.71    13425.37
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004 14572.393   13742.209
2004-07-31  2004-08-31     0.00%          1.42%         07/2004 14100.686   13548.444
2004-08-31  2004-09-30     3.07%          1.55%         08/2004 14100.686   13740.831
2004-09-30  2004-10-31     1.22%          1.66%         09/2004 14533.623   13953.814
2004-10-31  2004-11-30     6.55%          5.06%         10/2004 14711.068   14185.448
2004-11-30  2004-12-31     4.01%          3.35%         11/2004 15674.343   14903.231
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004 16302.783    15402.49
2005-01-31  2005-02-28     3.05%          3.31%         01/2005 15894.788   15128.325
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005 16379.282   15629.073
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005 16334.644   15414.954
2005-04-30  2005-05-31     4.26%          2.41%         04/2005  15781.36   15139.027
2005-05-31  2005-06-30     2.06%          1.09%         05/2005 16453.813   15503.596
2005-06-30  2005-07-31     4.98%          2.89%         06/2005 16793.409   15673.127
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005 17630.091   16126.584
2005-08-31  2005-09-30     1.54%          1.40%         08/2005 17484.953   16056.505
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005 17754.264   16281.945
2005-10-31  2005-11-30     3.99%          3.27%         10/2005 17283.215   15868.423
2005-11-30  2005-12-31     0.14%          0.60%         11/2005 17973.329    16387.32
2005-12-31  2006-01-31     4.76%          3.88%         12/2005 17997.771   16485.209
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006 18855.233   17125.349
2006-02-28  2006-03-31     1.78%          1.35%         02/2006 18792.709   17229.935
2006-03-31  2006-04-30     2.81%          2.54%         03/2006 19126.922   17463.322
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006 19663.943   17907.169
2006-05-31  2006-06-30     0.85%          0.64%         05/2006 19305.929   17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006 19470.572   17566.362
2006-07-31  2006-08-31     1.64%          1.67%         07/2006 19191.908   17993.466
2006-08-31  2006-09-30     2.77%          1.99%         08/2006 19506.529   18294.602
2006-09-30  2006-10-31     3.96%          3.27%         09/2006 20047.087   18659.108
2006-10-31  2006-11-30     1.90%          2.28%         10/2006 20841.031    19269.99
2006-11-30  2006-12-31     2.01%          2.24%         11/2006 21237.423   19709.864
2006-12-31  2007-01-31     2.92%          1.28%         12/2006 21663.514   20152.334
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007 22295.606   20410.056
2007-02-28  2007-03-31     0.70%          1.55%         02/2007 21960.405   20091.867
2007-03-31  2007-04-30     4.25%          3.70%         03/2007 22113.364   20402.495
2007-04-30  2007-05-31     4.12%          3.61%         04/2007  23053.95   21156.426
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007 24004.133   21919.522
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007 23618.058   21407.349
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007 22154.566   20417.391
2007-08-31  2007-09-30     2.61%          3.43%         08/2007 21730.924   20646.177
2007-09-30  2007-10-31     0.56%          0.01%         09/2007 22297.721   21355.328
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007 22423.314   21357.685
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007 21170.473   20313.849
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007 21099.994   20117.413
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008 20293.315   19311.652
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008 19671.298   18502.536
2008-03-31  2008-04-30     6.30%          4.87%         03/2008 19487.714   18363.767
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008 20716.055   19258.921
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008  21213.24   19228.354
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008 18888.122   17387.788
2008-07-31  2008-08-31     1.94%          1.70%         07/2008 18682.497   17325.022
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008 19044.789   17619.548
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008 17333.876   16325.011
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008 13436.891   13498.953
2008-11-30  2008-12-31     3.25%          1.39%         11/2008 12118.966   12530.957
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008 12513.271   12704.886
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009 11027.632   11243.958
2009-02-28  2009-03-31     9.88%          8.55%         02/2009  9482.168   9741.6467
2009-03-31  2009-04-30    16.17%         10.72%         03/2009 10419.417   10574.589
2009-04-30  2009-05-31     7.66%          6.18%         04/2009 12104.471   11708.097
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009 13031.749   12432.076
2009-06-30  2009-07-31     9.53%          8.19%         06/2009 12872.218   12340.272
2009-07-31  2009-08-31     6.79%          5.23%         07/2009 14098.618    13350.34
2009-08-31  2009-09-30     4.37%          3.86%         08/2009 15055.808   14048.636
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009 15713.877   14591.411
2009-10-31  2009-11-30     5.64%          5.64%         10/2009 15035.867   14144.848
2009-11-30  2009-12-31     2.76%          1.77%         11/2009 15883.379   14942.092
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009 16322.092   15206.518
2010-01-31  2010-02-28     4.32%          3.16%         01/2010 15943.204   14778.851
2010-02-28  2010-03-31     7.79%          6.51%         02/2010 16631.184   15245.349
2010-03-31  2010-04-30     3.17%          2.59%         03/2010  17927.38   16237.822
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010 18495.712   16657.989
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010 16910.365    15288.77
2010-06-30  2010-07-31     7.84%          6.77%         06/2010 15634.111   14428.098
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010 16860.511   15404.855
2010-08-31  2010-09-30     9.75%          7.76%         08/2010 15843.496   14745.687
2010-09-30  2010-10-31     3.73%          3.00%         09/2010  17388.96   15889.706
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010 18037.058   16366.493
2010-11-30  2010-12-31     9.75%          7.89%         11/2010 17897.467   16279.883
2010-12-31  2011-01-31     3.20%          2.26%         12/2010 19642.346   17564.436
2011-01-31  2011-02-28     5.41%          3.69%         01/2011 20270.502   17961.763
2011-02-28  2011-03-31     0.47%          0.40%         02/2011 21367.283   18624.279
2011-03-31  2011-04-30     2.55%          2.66%         03/2011  21466.99   18698.251
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011 22015.381   19196.153
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011 21696.317   18993.343
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011 21317.429   18603.905
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011 20340.297   17986.835
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011 18625.331   16864.347
2011-09-30  2011-10-31    13.88%         11.45%         09/2011 16740.862   15589.849
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011 19064.043   17374.765
2011-11-30  2011-12-31     0.79%          2.02%         11/2011 18904.512   17284.711
2011-12-31  2012-01-31     4.97%          3.78%         12/2011 19054.073   17633.024
2012-01-31  2012-02-29     5.78%          3.99%         01/2012 20001.292   18300.083
2012-02-29  2012-03-31     1.84%          2.96%         02/2012 21157.897   19029.581
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012 21546.756   19593.701
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012 21108.044   19393.899
2012-05-31  2012-06-30     5.39%          4.96%         05/2012 19612.434   18256.622
2012-06-30  2012-07-31     0.96%          1.03%         06/2012 20669.332   19163.054
2012-07-31  2012-08-31     3.97%          2.17%         07/2012 20868.746   19361.375
2012-08-31  2012-09-30     3.68%          3.17%         08/2012 21696.317   19781.748
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012 22493.976   20409.669
                                                     10/31/2012   22553.8   20309.476

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs.
MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                                 MSCI
                                                                     DFA       World ex
                                                                International USA Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Series  (net div.)
---------   ---------- ----------- ----------------- ---------- ------------- ----------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002       10000       10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002   10597.617   10460.384
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002   10328.449   10122.316
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003   9987.2011   9736.6332
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003   9782.4521   9544.6995
2003-03-31  2003-04-30    10.98%          9.60%         03/2003   9550.7801   9360.7541
2003-04-30  2003-05-31     7.53%          6.20%         04/2003   10599.314   10259.085
2003-05-31  2003-06-30     3.23%          2.43%         05/2003   11397.112   10895.372
2003-06-30  2003-07-31     4.52%          2.29%         06/2003    11764.76   11160.051
2003-07-31  2003-08-31     2.63%          2.58%         07/2003    12296.37   11416.085
2003-08-31  2003-09-30     3.83%          3.00%         08/2003   12619.959   11710.456
2003-09-30  2003-10-31     7.88%          6.26%         09/2003   13102.932   12061.786
2003-10-31  2003-11-30     2.14%          2.27%         10/2003   14135.847   12817.104
2003-11-30  2003-12-31     7.50%          7.67%         11/2003   14438.436   13107.633
2003-12-31  2004-01-31     2.56%          1.39%         12/2003   15521.927   14112.727
2004-01-31  2004-02-29     3.01%          2.30%         01/2004   15919.325   14309.229
2004-02-29  2004-03-31     1.56%          0.50%         02/2004   16398.541   14638.333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004   16654.535   14711.614
2004-04-30  2004-05-31     1.01%          0.47%         04/2004   16151.624   14326.522
2004-05-31  2004-06-30     4.13%          2.31%         05/2004   16315.363    14393.49
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004   16989.361   14725.884
2004-07-31  2004-08-31     1.30%          0.42%         07/2004   16362.753    14276.81
2004-08-31  2004-09-30     3.20%          2.91%         08/2004   16575.563   14336.169
2004-09-30  2004-10-31     3.82%          3.59%         09/2004   17105.788   14754.054
2004-10-31  2004-11-30     7.43%          6.65%         10/2004   17760.043   15284.278
2004-11-30  2004-12-31     4.98%          4.22%         11/2004   19080.448   16300.757
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004   20030.653   16989.407
2005-01-31  2005-02-28     3.96%          4.45%         01/2005   19831.343   16654.943
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005   20616.126   17395.846
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005   20107.187   17000.983
2005-04-30  2005-05-31     0.13%          0.18%         04/2005   19496.367   16567.484
2005-05-31  2005-06-30     1.60%          1.63%         05/2005   19521.299   16597.698
2005-06-30  2005-07-31     4.46%          3.23%         06/2005   19834.171   16869.004
2005-07-31  2005-08-31     3.29%          2.76%         07/2005    20719.06   17413.795
2005-08-31  2005-09-30     2.81%          4.56%         08/2005    21401.69   17894.539
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005   22003.412    18711.19
2005-10-31  2005-11-30     1.78%          2.65%         10/2005   21672.916   18106.585
2005-11-30  2005-12-31     4.90%          4.64%         11/2005   22058.752   18586.077
2005-12-31  2006-01-31     6.83%          6.32%         12/2005   23139.103   19447.838
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006   24719.463   20677.908
2006-02-28  2006-03-31     4.22%          3.17%         02/2006   24956.517   20608.464
2006-03-31  2006-04-30     5.06%          4.78%         03/2006    26010.09   21262.039
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006   27327.057    22278.73
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006   26220.805   21432.311
2006-06-30  2006-07-31     1.54%          0.94%         06/2006   26055.793   21404.715
2006-07-31  2006-08-31     3.44%          2.84%         07/2006   26457.063   21605.266
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006   27366.608   22219.306
2006-09-30  2006-10-31     4.44%          3.95%         09/2006   27745.532   22201.417
2006-10-31  2006-11-30     3.32%          2.98%         10/2006   28977.764   23078.813
2006-11-30  2006-12-31     3.90%          2.87%         11/2006   29940.618   23766.232
2006-12-31  2007-01-31     1.89%          0.61%         12/2006   31108.248   24447.679
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007   31694.932   24596.815
2007-02-28  2007-03-31     3.23%          2.56%         02/2007   31666.995   24793.583
2007-03-31  2007-04-30     5.05%          4.55%         03/2007   32690.619   25428.875
2007-04-30  2007-05-31     3.42%          2.22%         04/2007   34340.531   26585.833
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007   35515.044   27176.227
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007   35255.534   27203.499
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007   34275.029   26827.451
2007-08-31  2007-09-30     5.22%          5.68%         08/2007   33891.354   26439.132
2007-09-30  2007-10-31     4.85%          4.35%         09/2007   35660.696   27941.232
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007   37390.133   29155.854
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007   35125.111   28015.699
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007   34368.537   27489.059
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008   31584.407   25010.607
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008   31182.255   25463.856
2008-03-31  2008-04-30     4.47%          5.56%         03/2008   31555.994   25100.364
2008-04-30  2008-05-31     0.05%          1.52%         04/2008   32965.712   26495.584
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008   32981.203   26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008   29719.768   24806.011
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008   28878.343   23923.259
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008   27671.771   22998.075
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008   24439.826   19677.652
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008   18311.137   15584.314
2008-11-30  2008-12-31     7.56%          5.27%         11/2008   17187.754   14739.179
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008   18487.669    15516.16
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009   15935.985   14068.392
2009-02-28  2009-03-31    10.91%          6.59%         02/2009    13978.09   12644.224
2009-03-31  2009-04-30    18.43%         12.90%         03/2009    15502.68   13477.422
2009-04-30  2009-05-31    14.86%         12.65%         04/2009   18359.282   15215.451
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009   21087.497   17139.691
2009-06-30  2009-07-31    11.90%          9.39%         06/2009   20766.531   16962.204
2009-07-31  2009-08-31     5.73%          4.79%         07/2009   23237.972   18554.916
2009-08-31  2009-09-30     5.09%          4.13%         08/2009   24569.983   19444.167
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009   25821.752   20246.402
2009-10-31  2009-11-30     2.98%          2.47%         10/2009    24794.66   19921.384
2009-11-30  2009-12-31     1.13%          1.59%         11/2009   25532.883   20414.289
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009   25821.752   20739.715
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010   24329.258   19767.553
2010-02-28  2010-03-31     7.88%          6.44%         02/2010   24425.548   19747.743
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010   26351.347   21018.972
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010   25901.994   20705.574
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010   22868.861   18420.719
2010-06-30  2010-07-31    12.50%          9.24%         06/2010   22467.653   18154.241
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010   25276.109   19832.152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010   24040.389   19239.374
2010-09-30  2010-10-31     3.50%          3.56%         09/2010   26624.169   21084.947
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010   27554.971    21836.08
2010-11-30  2010-12-31     9.32%          8.05%         11/2010   26174.816   20911.334
2010-12-31  2011-01-31     4.26%          2.15%         12/2010   28614.161   22595.147
2011-01-31  2011-02-28     3.34%          3.71%         01/2011   29833.833    23081.89
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011   30828.829   23937.755
2011-03-31  2011-04-30     5.35%          5.45%         03/2011   29978.268   23458.222
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011   31583.101   24735.795
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011    30443.67   24002.518
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011   30026.413   23660.671
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011   29063.514   23270.368
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011   25950.139   21303.019
2011-09-30  2011-10-31     9.65%          9.73%         09/2011   23109.586   19163.708
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011   25340.303   21027.444
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011    24505.79   20055.708
2011-12-31  2012-01-31     6.73%          5.40%         12/2011   23847.809   19836.866
2012-01-31  2012-02-29     5.23%          5.50%         01/2012   25452.641   20907.863
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012   26784.652   22057.347
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012   26559.975   21894.093
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012   25613.124   21522.487
2012-05-31  2012-06-30     7.08%          6.55%         05/2012   22451.605   19068.829
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012   24040.389   20318.283
2012-07-31  2012-08-31     4.16%          2.85%         07/2012   23944.099   20571.274
2012-08-31  2012-09-30     3.54%          3.04%         08/2012   24939.095   21158.198
2012-09-30  2012-10-31     1.24%          0.70%         09/2012   25821.752   21800.595
                                                     10/31/2012   26142.719   21953.366

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          3.17%     -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

          U.S. Equity Market Review  12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones U.S. Select REIT Index............................ 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               _________________________________________________

      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Rus-sell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

     International Equity Market Review  12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                       U.S.
                                                      Dollar
                                                      Return
                                                      ------
                   MSCI World ex USA Index...........  4.40%
                   MSCI World ex USA Small Cap Index.  4.86%
                   MSCI World ex USA Value Index.....  4.74%
                   MSCI World ex USA Growth Index....  3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       ________________________________

                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The U.S. Large Cap Value Series
-------------------------------
Actual Fund Return..................... $1,000.00 $1,068.50    0.12%    $0.62
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.53    0.12%    $0.61

The DFA International Value Series
----------------------------------
Actual Fund Return..................... $1,000.00 $1,020.68    0.24%    $1.22
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.93    0.24%    $1.22
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series

                Consumer Discretionary..................  17.4%
                Consumer Staples........................   8.3%
                Energy..................................  19.2%
                Financials..............................  19.6%
                Health Care.............................   9.3%
                Industrials.............................  13.7%
                Information Technology..................   3.2%
                Materials...............................   2.8%
                Telecommunication Services..............   6.3%
                Utilities...............................   0.2%
                                                         -----
                                                         100.0%
                      The DFA International Value Series

                Consumer Discretionary..................  10.8%
                Consumer Staples........................   5.5%
                Energy..................................  14.5%
                Financials..............................  30.7%
                Health Care.............................   1.5%
                Industrials.............................  10.0%
                Information Technology..................   2.9%
                Materials...............................  13.0%
                Telecommunication Services..............   7.9%
                Utilities...............................   3.2%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 COMMON STOCKS -- (94.6%)
 Consumer Discretionary -- (16.4%)
    #Carnival Corp...................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
    #News Corp. Class A..............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
 Total Consumer Discretionary........             1,839,779,001      17.4%
                                                 --------------      ----
 Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
    *Kraft Foods Group, Inc..........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
 Total Consumer Staples..............               880,528,090       8.3%
                                                 --------------      ----
 Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
    #Apache Corp.....................  1,208,836    100,031,179       0.9%
    #Chesapeake Energy Corp..........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
    #Pioneer Natural Resources Co....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
    Other Securities.................               324,968,319       3.1%
                                                 --------------      ----
 Total Energy........................             2,027,914,686      19.1%
                                                 --------------      ----
 Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
    #Goldman Sachs Group, Inc. (The).    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
 Total Financials....................             2,074,083,212      19.6%
                                                 --------------      ----
 Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
   Other Securities................                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
   CSX Corp........................   5,517,066     112,934,341        1.1%
   General Electric Co.............  21,445,555     451,643,388        4.2%
   Norfolk Southern Corp...........   1,681,939     103,186,958        1.0%
   Northrop Grumman Corp...........   1,364,645      93,737,465        0.9%
   Union Pacific Corp..............   2,314,080     284,701,262        2.7%
   Other Securities................                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
   Other Securities................                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
   International Paper Co..........   2,299,481      82,390,404        0.8%
   Other Securities................                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
   AT&T, Inc.......................  13,051,618     451,455,467        4.3%
   CenturyLink, Inc................   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
   Other Securities................                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
   Other Securities................                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares..........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
@Repurchase Agreement, JPMorgan
  Securities LLC 0.30%, 11/01/12
  (Collateralized by $1,620,729
  FNMA, rates ranging from 2.500%
  to 5.500%, maturities ranging
  from 10/01/22 to 07/01/42,
  valued at $1,625,607) to be
  repurchased at $1,573,497         $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS --
  (100.0%) (Cost $8,371,764,356)...             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ----------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary. $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples.......     880,528,090           --   --        880,528,090
   Energy.................   2,027,914,686           --   --      2,027,914,686
   Financials.............   2,074,083,212           --   --      2,074,083,212
   Health Care............     984,598,409           --   --        984,598,409
   Industrials............   1,447,829,467           --   --      1,447,829,467
   Information Technology.     342,245,409           --   --        342,245,409
   Materials..............     296,705,930           --   --        296,705,930
   Telecommunication
     Services.............     665,203,446           --   --        665,203,446
   Utilities..............      21,403,569           --   --         21,403,569
Temporary Cash
  Investments.............       8,414,357           --   --          8,414,357
Securities Lending
  Collateral..............              -- $597,756,813   --        597,756,813
                           --------------- ------------   --    ---------------
TOTAL..................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                           =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (91.9%)
  AUSTRALIA -- (4.6%)
     #National Australia Bank, Ltd..... 1,435,379 $ 38,360,336       0.5%
     #Wesfarmers, Ltd.................. 2,578,622   92,958,107       1.3%
     Other Securities..................            227,956,736       3.2%
                                                  ------------      ----
  TOTAL AUSTRALIA......................            359,275,179       5.0%
                                                  ------------      ----
  AUSTRIA -- (0.3%)
     Other Securities..................             20,298,622       0.3%
                                                  ------------      ----
  BELGIUM -- (0.9%)
     Other Securities..................             68,961,678       0.9%
                                                  ------------      ----
  CANADA -- (11.6%)
     Canadian Natural Resources, Ltd... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc..................... 1,677,120   75,816,739       1.0%
     #Manulife Financial Corp.......... 4,587,163   56,676,437       0.8%
     Nexen, Inc........................ 1,739,936   41,549,410       0.6%
     #Sun Life Financial, Inc.......... 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................ 3,696,270  124,054,038       1.7%
     #Teck Resources, Ltd. Class B..... 1,483,730   47,093,107       0.7%
     #Thomson Reuters Corp............. 1,832,184   51,585,496       0.7%
     Other Securities..................            422,824,032       5.8%
                                                  ------------      ----
  TOTAL CANADA.........................            908,703,721      12.5%
                                                  ------------      ----
  DENMARK -- (1.3%)
     Other Securities..................             98,590,467       1.4%
                                                  ------------      ----
  FINLAND -- (0.6%)
     Other Securities..................             46,534,314       0.6%
                                                  ------------      ----
  FRANCE -- (8.6%)
     AXA SA............................ 3,557,776   56,706,072       0.8%
     BNP Paribas SA.................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............ 1,039,077   36,601,589       0.5%
     France Telecom SA................. 3,875,091   43,313,653       0.6%
     #GDF Suez SA...................... 3,247,974   74,548,265       1.0%
     *Societe Generale SA.............. 1,558,512   49,703,998       0.7%
     Vivendi SA........................ 3,686,124   75,533,481       1.0%
     Other Securities..................            269,050,897       3.7%
                                                  ------------      ----
  TOTAL FRANCE.........................            667,938,945       9.2%
                                                  ------------      ----
  GERMANY -- (7.6%)
     Bayerische Motoren Werke AG.......   656,221   52,461,937       0.7%
     Daimler AG........................ 2,088,586   97,838,982       1.4%
     #Deutsche Bank AG................. 1,325,896   60,395,696       0.8%
     E.ON AG........................... 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG..............................   395,244   63,595,851       0.9%
     Other Securities..................            239,505,610       3.3%
                                                  ------------      ----
  TOTAL GERMANY........................            595,591,992       8.2%
                                                  ------------      ----
  GREECE -- (0.0%)
     Other Securities..................              3,296,253       0.0%
                                                  ------------      ----
  HONG KONG -- (1.9%)
     #Hutchison Whampoa, Ltd........... 5,618,000   55,108,769       0.8%
     Other Securities..................             93,863,530       1.3%
                                                  ------------      ----
  TOTAL HONG KONG......................            148,972,299       2.1%
                                                  ------------      ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 IRELAND -- (0.2%)
    Other Securities................            $   15,849,047       0.2%
                                                --------------      ----
 ISRAEL -- (0.6%)
    Other Securities................                45,815,345       0.6%
                                                --------------      ----
 ITALY -- (1.3%)
    Other Securities................                99,757,627       1.4%
                                                --------------      ----
 JAPAN -- (16.2%)
    Mitsubishi Corp.................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group,
      Inc........................... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd...............  2,990,300     42,148,944       0.6%
    Sumitomo Corp...................  3,241,900     44,196,159       0.6%
    #Toyota Motor Corp. Sponsored
      ADR...........................    614,188     47,581,144       0.6%
    Other Securities................               997,496,602      13.8%
                                                --------------      ----
 TOTAL JAPAN........................             1,265,403,342      17.5%
                                                --------------      ----
 NETHERLANDS -- (2.7%)
    ArcelorMittal NV................  2,446,831     36,174,996       0.5%
    *ING Groep NV...................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics
      NV............................  2,042,653     51,160,127       0.7%
    Other Securities................                83,798,551       1.2%
                                                --------------      ----
 TOTAL NETHERLANDS..................               215,036,706       3.0%
                                                --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities................                 6,231,896       0.1%
                                                --------------      ----
 NORWAY -- (1.2%)
    Other Securities................                92,125,902       1.3%
                                                --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities................                 8,279,896       0.1%
                                                --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities................                81,099,619       1.1%
                                                --------------      ----
 SPAIN -- (1.9%)
    Banco Santander SA..............  7,903,716     59,508,435       0.8%
    Other Securities................                85,860,300       1.2%
                                                --------------      ----
 TOTAL SPAIN........................               145,368,735       2.0%
                                                --------------      ----
 SWEDEN -- (2.9%)
    Nordea Bank AB..................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson
      AB Series B...................  4,713,081     41,753,549       0.6%
    Other Securities................               132,823,836       1.8%
                                                --------------      ----
 TOTAL SWEDEN.......................               223,356,559       3.1%
                                                --------------      ----
 SWITZERLAND -- (5.7%)
    Holcim, Ltd.....................    887,877     60,594,265       0.8%
    Swiss Re, Ltd...................  1,108,107     76,678,078       1.1%
    UBS AG..........................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG.......    221,361     54,569,851       0.8%
    Other Securities................               196,610,103       2.7%
                                                --------------      ----
 TOTAL SWITZERLAND..................               445,969,101       6.2%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
    Aviva P.L.C.....................  8,175,916     43,785,601       0.6%
    Barclays P.L.C.................. 11,591,752     42,863,545       0.6%
    #Barclays P.L.C. Sponsored ADR..  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR.........  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
    #HSBC Holdings P.L.C. Sponsored
      ADR...........................   1,453,812 $   71,760,160        1.0%
    Kingfisher P.L.C................  10,285,817     48,158,694        0.7%
    *Lloyds Banking Group P.L.C.....  76,981,994     50,693,260        0.7%
    Old Mutual P.L.C................  13,164,620     36,643,450        0.5%
    Royal Dutch Shell P.L.C. ADR....   3,323,210    234,718,322        3.2%
    Vodafone Group P.L.C............  34,976,333     94,983,682        1.3%
    Vodafone Group P.L.C. Sponsored
      ADR...........................   8,116,661    220,935,512        3.1%
    Xstrata P.L.C...................   5,211,952     82,565,149        1.1%
    Other Securities................                385,708,778        5.3%
                                                 --------------      -----
 TOTAL UNITED KINGDOM...............              1,605,805,583       22.2%
                                                 --------------      -----
 TOTAL COMMON STOCKS................              7,168,262,828       99.0%
                                                 --------------      -----
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
    Other Securities................                 22,268,022        0.3%
                                                 --------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
    Other Securities................                          3        0.0%
                                                 --------------      -----

                                       Shares/
                                        Face
                                       Amount
                                        (000)       Value+
                                     ----------- --------------
 SECURITIES LENDING COLLATERAL --
   (7.8%)
 (S)@DFA Short Term Investment Fund.  52,722,558    610,000,000        8.5%
 @Repurchase Agreement, Deutsche
   Bank Securities, Inc. 0.35%,
   11/01/12 (Collateralized by FNMA
   4.000%, 05/01/42 & 5.000%,
   01/01/39, valued at $1,715,506)
   to be repurchased at $1,681,885   $     1,682      1,681,868        0.0%
                                                 --------------      -----
 TOTAL SECURITIES LENDING COLLATERAL                611,681,868        8.5%
                                                 --------------      -----
 TOTAL INVESTMENTS --
   (100.0%) (Cost $7,402,475,403)                $7,802,212,721      107.8%
                                                 ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ----------------------------------------------------
                              Level 1        Level 2     Level 3     Total
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria................             --     20,298,622   --        20,298,622
   Belgium................      2,022,896     66,938,782   --        68,961,678
   Canada.................    908,703,721             --   --       908,703,721
   Denmark................             --     98,590,467   --        98,590,467
   Finland................      1,292,010     45,242,304   --        46,534,314
   France.................     16,823,856    651,115,089   --       667,938,945
   Germany................     90,012,205    505,579,787   --       595,591,992
   Greece.................             --      3,296,253   --         3,296,253
   Hong Kong..............             --    148,972,299   --       148,972,299
   Ireland................      4,846,911     11,002,136   --        15,849,047
   Israel.................      5,360,734     40,454,611   --        45,815,345
   Italy..................     17,226,655     82,530,972   --        99,757,627
   Japan..................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands............     14,913,357    200,123,349   --       215,036,706
   New Zealand............             --      6,231,896   --         6,231,896
   Norway.................        258,768     91,867,134   --        92,125,902
   Portugal...............             --      8,279,896   --         8,279,896
   Singapore..............             --     81,099,619   --        81,099,619
   Spain..................     10,329,758    135,038,977   --       145,368,735
   Sweden.................      8,464,720    214,891,839   --       223,356,559
   Switzerland............     50,178,730    395,790,371   --       445,969,101
   United Kingdom.........    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks
   Germany................             --     22,268,022   --        22,268,022
Rights/Warrants
   Spain..................             --              3   --                 3
Securities Lending
  Collateral..............             --    611,681,868   --       611,681,868
                           -------------- --------------   --    --------------
TOTAL..................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                     The DFA
                                                   The U.S. Large International
                                                     Cap Value        Value
                                                       Series        Series
                                                   -------------- -------------
ASSETS:
Investments at Value (including $581,088 and
  $580,675 of securities on loan, respectively)...  $10,580,291    $7,190,531
Temporary Cash Investments at Value & Cost........        8,414            --
Collateral Received from Securities on Loan at
  Value & Cost....................................        1,574         1,682
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................      596,183       610,000
Foreign Currencies at Value.......................           --        11,804
Cash..............................................           --        10,538
Receivables:
   Investment Securities Sold.....................          154            39
   Dividends, Interest and Tax Reclaims...........       13,428        25,600
   Securities Lending Income......................          179           608
   Fund Shares Sold...............................          202         5,782
Prepaid Expenses and Other Assets.................           --           177
                                                    -----------    ----------
       Total Assets...............................   11,200,425     7,856,761
                                                    -----------    ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      597,757       611,682
   Investment Securities Purchased................        4,455         2,826
   Fund Shares Redeemed...........................        7,689         2,358
   Due to Advisor.................................          890         1,209
Accrued Expenses and Other Liabilities............          482           437
                                                    -----------    ----------
       Total Liabilities..........................      611,273       618,512
                                                    -----------    ----------
NET ASSETS........................................  $10,589,152    $7,238,249
                                                    ===========    ==========
Investments at Cost...............................  $ 7,765,593    $6,790,794
                                                    -----------    ----------
Foreign Currencies at Cost........................  $        --    $   11,815
                                                    -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                       The U.S.      The DFA
                                                         Large    International
                                                       Cap Value      Value
                                                        Series       Series
                                                       ---------- -------------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $
      0 and $ 20,887 respectively).................... $  216,492   $ 263,184
    Interest..........................................         21           2
    Income from Securities Lending....................      7,882      13,556
                                                       ----------   ---------
        Total Investment Income.......................    224,395     276,742
                                                       ----------   ---------
 Expenses
    Investment Advisory Services Fees.................      9,897      13,887
    Accounting & Transfer Agent Fees..................        932         666
    Custodian Fees....................................        107       1,453
    Shareholders' Reports.............................         52          37
    Directors'/Trustees' Fees & Expenses..............         84          59
    Professional Fees.................................        362         237
    Other.............................................        114         100
                                                       ----------   ---------
        Total Expenses................................     11,548      16,439
                                                       ----------   ---------
    Fees Paid Indirectly..............................         --         (18)
                                                       ----------   ---------
    Net Expenses......................................     11,548      16,421
                                                       ----------   ---------
    Net Investment Income (Loss)......................    212,847     260,321
                                                       ----------   ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................    408,690     133,256
        Foreign Currency Transactions.................         --      (1,249)
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency....................................  1,049,282    (157,327)
        Translation of Foreign Currency
          Denominated Amounts.........................         --        (266)
                                                       ----------   ---------
    Net Realized and Unrealized Gain (Loss)...........  1,457,972     (25,586)
                                                       ----------   ---------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                     $1,670,819   $ 234,735
                                                       ==========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         The U.S. Large Cap Value  The DFA International Value
                                                                                  Series                    Series
                                                                        -------------------------  --------------------------
                                                                            Year          Year        Year           Year
                                                                            Ended      Ended Oct.  Ended Oct.     Ended Oct.
                                                                        Oct. 31, 2012   31, 2011    31, 2012       31, 2011
                                                                        ------------- -----------  ----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)........................................  $   212,847  $   168,852  $  260,321    $   254,173
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................................      408,690      387,017     133,256        161,341
       Futures.........................................................           --      (12,646)         --             --
       Foreign Currency Transactions...................................           --           --      (1,249)           506
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................    1,049,282      (74,679)   (157,327)    (1,021,735)
       Translation of Foreign Currency Denominated Amounts.............           --           --        (266)          (517)
                                                                         -----------  -----------   ----------   -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................    1,670,819      468,544     234,735       (606,232)
                                                                         -----------  -----------   ----------   -----------
Transactions in Interest:
   Contributions.......................................................      505,769    1,230,772     699,069        900,473
   Withdrawals.........................................................     (922,543)  (1,180,609)   (651,462)      (257,967)
                                                                         -----------  -----------   ----------   -----------
          Net Increase (Decrease) from Transactions in Interest........     (416,774)      50,163      47,607        642,506
                                                                         -----------  -----------   ----------   -----------
          Total Increase (Decrease) in Net Assets......................    1,254,045      518,707     282,342         36,274
Net Assets
   Beginning of Period.................................................    9,335,107    8,816,400   6,955,907      6,919,633
                                                                         -----------  -----------   ----------   -----------
   End of Period.......................................................  $10,589,152  $ 9,335,107  $7,238,249    $ 6,955,907
                                                                         ===========  ===========   ==========   ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                The U.S. Large Cap Value Series+
                                                                -------------------------------
                                                                                              Period
                                             Year        Year        Year        Year        Dec. 1,          Year
                                            Ended       Ended       Ended       Ended        2007 to         Ended
                                           Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                             2012        2011        2010        2009          2008           2007
                                         -----------  ----------  ----------  ----------  ----------      -----------
Total Return............................       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
                                         -----------  ----------  ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)... $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Expenses to Average Net
Assets (Excluding Fees Paid Indirectly).        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to
  Average Net Assets....................        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.................          10%         14%         28%         29%         19%(C)            9%

                                                             The DFA International Value Series+
                                                             ----------------------------------
                                                                                              Period
                                            Year         Year        Year        Year        Dec. 1,         Year
                                           Ended        Ended       Ended       Ended        2007 to        Ended
                                          Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                            2012         2011        2010        2009          2008          2007
                                         ----------  ----------   ----------  ----------  ----------      ----------
Total Return............................       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
                                         ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)... $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average Net Assets.       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average Net
Assets (Excluding Fees Paid Indirectly).       0.24%       0.23%        0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment Income to
  Average Net Assets....................       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.................         14%          9%          20%         18%         16%(C)          16%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over the counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $18

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,030,715 $1,245,566
           The DFA International Value Series.  1,297,711    982,391

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                     Net
                                                                  Unrealized
                        Federal Tax  Unrealized    Unrealized    Appreciation
                           Cost     Appreciation (Depreciation) (Depreciation)
                        ----------- ------------ -------------- --------------
 The U.S. Large Cap
   Value Series........ $8,371,961   $3,160,109    $(345,608)     $2,814,501
 The DFA International
   Value Series........  7,407,330    1,170,704     (775,821)        394,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

      Summarized below are the specific types of derivative instruments used by the Series.

      3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the Series had no outstanding futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series.     0.87%        10,399         20          5         53,091

   *Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.


                                                                   Principal Occupation(s) During Past 5 Years and
Name, Position                              Portfolios within the                Other Directorships
with the Fund,       Term of Office/1 /and  DFA Fund Complex/2/                  of Public Companies
Address and Age      Length of Service            Overseen                              Held
---------------      -------------------    ---------------------  -----------------------------------------------
                           Disinterested Trustees/Directors
George M.             Since Inception       100 portfolios in 4                  Leo Melamed
Constantinides                              investment companies                 Professor of
Director of DFAIDG                                                               Finance, The
and DIG.                                                                         University of
Trustee of DFAITC                                                                Chicago Booth
and DEM.                                                                         School of Business.
The University of
Chicago Booth
School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould         Since Inception       100 portfolios in 4                  Steven G. Rothmeier
Director of DFAIDG                          investment companies                 Distinguished
and DIG.                                                                         Service Professor
Trustee of DFAITC                                                                of Economics, The
and DEM.                                                                         University of
The University of                                                                Chicago Booth
Chicago Booth                                                                    School of Business
School of Business                                                               (since 1965).
5807 S. Woodlawn                                                                 Member and Chair,
Avenue                                                                           Competitive Markets
Chicago, IL 60637                                                                Advisory Committee,
Age: 73                                                                          Chicago Mercantile
                                                                                 Exchange (futures
                                                                                 trading exchange)
                                                                                 (since 2004).
                                                                                 Formerly, Director
                                                                                 of UNext, Inc.
                                                                                 (1999-2006).
                                                                                 Trustee, Harbor
                                                                                 Fund (registered
                                                                                 investment company)
                                                                                 (30 Portfolios)
                                                                                 (since 1994).
                                                                                 Formerly, Member of
                                                                                 the Board of
                                                                                 Milwaukee Mutal
                                                                                 Insurance Company
                                                                                 (1997-2010).

Roger G. Ibbotson     Since Inception       100 portfolios in 4                  Professor in
Director of DFAIDG                          investment companies                 Practice of
and DIG.                                                                         Finance, Yale
Trustee of DFAITC                                                                School of
and DEM.                                                                         Management (since
Yale School of                                                                   1984). Chairman,
Management P.O. Box                                                              CIO and Partner,
208200                                                                           Zebra Capital
New Haven, CT                                                                    Management, LLC
06520-8200                                                                       (hedge fund
Age: 68                                                                          manager) (since
                                                                                 2001). Consultant
                                                                                 to Morningstar,
                                                                                 Inc. (since 2006).
                                                                                 Formerly, Chairman,
                                                                                 Ibbotson
                                                                                 Associates, Inc.,
                                                                                 Chicago, IL
                                                                                 (software data
                                                                                 publishing and
                                                                                 consulting)
                                                                                 (1977-2006).
                                                                                 Formerly, Director,
                                                                                 BIRR Portfolio
                                                                                 Analysis, Inc.
                                                                                 (software products)
                                                                                 (1990-2010).


                                                                   Principal Occupation(s) During Past 5 Years and
Name, Position                              Portfolios within the                Other Directorships
with the Fund,       Term of Office/1 /and  DFA Fund Complex/2/                  of Public Companies
Address and Age      Length of Service            Overseen                              Held
---------------      -------------------    ---------------------  -----------------------------------------------
Edward P. Lazear      Since 2010            100 portfolios in 4                  Morris Arnold Cox
Director of DFAIDG                          investment companies                 Senior Fellow,
and DIG.                                                                         Hoover Institution
Trustee of DFAITC                                                                (since 2002). Jack
and DEM.                                                                         Steele Parker
Stanford University                                                              Professor of Human
Graduate School of                                                               Resources
Business 518                                                                     Management and
Memorial Way                                                                     Economics, Graduate
Stanford, CA                                                                     School of Business,
94305-5015                                                                       Stanford University
Age: 64                                                                          (since 1995).
                                                                                 Cornerstone
                                                                                 Research (expert
                                                                                 testimony and
                                                                                 economic and
                                                                                 financial analysis)
                                                                                 (since 2009).
                                                                                 Formerly, Chairman
                                                                                 of the President
                                                                                 George W. Bush's
                                                                                 Council of Economic
                                                                                 Advisers
                                                                                 (2006-2009).
                                                                                 Formerly, Council
                                                                                 of Economic
                                                                                 Advisors, State of
                                                                                 California
                                                                                 (2005-2006).
                                                                                 Formerly,
                                                                                 Commissioner, White
                                                                                 House Panel on Tax
                                                                                 Reform (2005).

Myron S. Scholes      Since Inception       100 portfolios in 4                  Frank E. Buck
Director of DFAIDG                          investment companies                 Professor Emeritus
and DIG.                                                                         of Finance,
Trustee of DFAITC                                                                Stanford University
and DEM.                                                                         (since 1981).
c/o Dimensional                                                                  Formerly, Chairman,
Fund Advisors, LP                                                                Platinum Grove
6300 Bee Cave Road                                                               Asset Management,
Building 1                                                                       L.P. (hedge fund)
Austin, TX 78746                                                                 (formerly, Oak Hill
Age: 70                                                                          Platinum Partners)
                                                                                 (1999-2009).
                                                                                 Formerly, Managing
                                                                                 Partner, Oak Hill
                                                                                 Capital Management
                                                                                 (private equity
                                                                                 firm) (until 2004).
                                                                                 Director, American
                                                                                 Century Fund
                                                                                 Complex (registered
                                                                                 investment
                                                                                 companies) (40
                                                                                 Portfolios) (since
                                                                                 1980). Formerly,
                                                                                 Director, Chicago
                                                                                 Mercantile Exchange
                                                                                 (2001-2008).

Abbie J. Smith        Since 2000            100 portfolios in 4                  Boris and Irene
Director of DFAIDG                          investment companies                 Stern Distinguished
and DIG.                                                                         Service Professor
Trustee of DFAITC                                                                of Accounting, The
and DEM.                                                                         University of
The University of                                                                Chicago Booth
Chicago Booth                                                                    School of Business
School of Business                                                               (since 1980).
5807 S. Woodlawn                                                                 Co-Director
Avenue                                                                           Investment
Chicago, IL 60637                                                                Research,
Age: 58                                                                          Fundamental
                                                                                 Investment Advisors
                                                                                 (hedge fund) (since
                                                                                 2008). Director,
                                                                                 HNI Corporation
                                                                                 (formerly known as
                                                                                 HON Industries
                                                                                 Inc.) (office
                                                                                 furniture) (since
                                                                                 2000). Director,
                                                                                 Ryder System Inc.
                                                                                 (transportation,
                                                                                 logistics and
                                                                                 supply-chain
                                                                                 management) (since
                                                                                 2003). Trustee, UBS
                                                                                 Funds (4 investment
                                                                                 companies within
                                                                                 the fund complex)
                                                                                 (52 portfolios)
                                                                                 (since 2009).


Name, Position                                        Portfolios within the  Principal Occupation(s) During Past 5 Years and
with the Fund,                 Term of Office/1 /and  DFA Fund Complex/2/             Other Directorships of Public
Address and Age                Length of Service            Overseen                         Companies Held
---------------                -------------------    ---------------------  -----------------------------------------------
                                      Interested Trustees/Directors*
David G. Booth                  Since Inception       100 portfolios in 4             Chairman, Director/Trustee,
Chairman, Director, Co-Chief                          investment companies            President, and Co-Chief
Executive Officer and                                                                 Executive Officer (since
President of DFAIDG and DIG.                                                          January 2010) of Dimensional
Chairman, Trustee, Co-Chief                                                           Holdings Inc., Dimensional
Executive Officer and                                                                 Fund Advisors LP, DFA
President of DFAITC and DEM.                                                          Securities LLC, Dimensional
6300 Bee Cave Road, Building                                                          Emerging Markets Value Fund,
One                                                                                   DFAIDG, Dimensional
Austin, Texas 78746                                                                   Investment Group Inc. and The
Age: 65                                                                               DFA Investment Trust Company.
                                                                                      Director of Dimensional Fund
                                                                                      Advisors Ltd., Dimensional
                                                                                      Funds PLC, Dimensional Funds
                                                                                      II PLC, DFA Australia
                                                                                      Limited, Dimensional Cayman
                                                                                      Commodity Fund I Ltd.,
                                                                                      Dimensional Japan Ltd. and
                                                                                      Dimensional Advisors Ltd.
                                                                                      Chairman, Director and
                                                                                      Co-Chief Executive Officer of
                                                                                      Dimensional Fund Advisors
                                                                                      Canada ULC. President,
                                                                                      Dimensional SmartNest (US)
                                                                                      LLC. Limited Partner, Oak
                                                                                      Hill Partners (since 2001)
                                                                                      and VSC Investors, LLC (since
                                                                                      2007). Trustee, The
                                                                                      University of Chicago.
                                                                                      Trustee, University of Kansas
                                                                                      Endowment Association.
                                                                                      Formerly, Chief Executive
                                                                                      Officer (until 2010) and
                                                                                      Chief Investment Officer
                                                                                      (2003-2007) of Dimensional
                                                                                      Fund Advisors LP, DFA
                                                                                      Securities LLC, Dimensional
                                                                                      Emerging Markets Value Fund,
                                                                                      DFAIDG, Dimensional
                                                                                      Investment Group Inc., The
                                                                                      DFA Investment Trust Company
                                                                                      and Dimensional Holdings Inc.
                                                                                      Formerly, Chief Investment
                                                                                      Officer of Dimensional Fund
                                                                                      Advisors Ltd. Formerly,
                                                                                      President and Chief
                                                                                      Investment Officer of DFA
                                                                                      Australia Limited. Formerly,
                                                                                      Director, SA Funds
                                                                                      (registered investment
                                                                                      company).

Eduardo A. Repetto              Since 2009            100 portfolios in 4             Co-Chief Executive Officer
Director, Co-Chief Executive                          investment companies            (since January 2010), Chief
Officer and Chief Investment                                                          Investment Officer (since
Officer of DFAIDG and DIG.                                                            March 2007) and
Trustee, Co-Chief Executive                                                           Director/Trustee of
Officer and Chief Investment                                                          Dimensional Holdings Inc.,
Officer of DFAITC and DEM.                                                            Dimensional Fund Advisors LP,
6300 Bee Cave Road, Building                                                          DFA Securities LLC,
One                                                                                   Dimensional Emerging Markets
Austin, TX 78746                                                                      Value Fund, DFAIDG,
Age: 45                                                                               Dimensional Investment Group
                                                                                      Inc., The DFA Investment
                                                                                      Trust Company and Dimensional
                                                                                      Cayman Commodity Fund I Ltd.
                                                                                      Co-Chief Executive Officer,
                                                                                      President and Chief
                                                                                      Investment Officer of
                                                                                      Dimensional Fund Advisors
                                                                                      Canada ULC. Chief Investment
                                                                                      Officer, Vice President and
                                                                                      Director of DFA Australia
                                                                                      Limited. Director of
                                                                                      Dimensional Fund Advisors
                                                                                      Ltd., Dimensional Funds PLC,
                                                                                      Dimensional Funds II PLC,
                                                                                      Dimensional Japan Ltd. and
                                                                                      Dimensional Advisors Ltd.
                                                                                      Co-Chief Executive Officer of
                                                                                      Dimensional Retirement Plan
                                                                                      Services LLC. Formerly, Vice
                                                                                      President of Dimensional
                                                                                      Holdings Inc., Dimensional
                                                                                      Fund Advisors LP, DFA
                                                                                      Securities LLC, Dimensional
                                                                                      Emerging Markets Value Fund,
                                                                                      DFAIDG, Dimensional
                                                                                      Investment Group Inc., The
                                                                                      DFA Investment Trust Company
                                                                                      and Dimensional Fund Advisors
                                                                                      Canada ULC.

1 Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund                 Term of Office/1/ and
and Age                                      Length of Service          Principal Occupation(s) During Past 5 Years
----------------------------                 -------------------    ----------------------------------------------------
                                                      Officers

April A. Aandal                                                     Vice President of all the DFA Entities. Vice
Vice President, Global Business Development                         President Global Business Development of all the
Age: 49                                                             DFA Entities. Formerly, Chief Learning Officer of
                                                                    Dimensional (2008-2011); Regional Director of
                                                 Since 2008         Dimensional (2004-2008).

Robyn G. Alcorta                                                    Vice President of all the DFA Entities. Formerly,
Vice President                                                      Vice President Business Development at Capson
Age: 37                                                             Physicians Insurance Company (2010-2012); Vice
                                                 Since 2012         President at Charles Schwab (2007-2010).

Darryl D. Avery
Vice President
Age: 46                                          Since 2005         Vice President of all the DFA Entities.

Arthur H. Barlow
Vice President
Age: 56                                          Since 1993         Vice President of all the DFA Entities.

John T. Blood                                                       Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional (2010-January
Age: 43                                                             2011); Chief Market Strategist at Commonwealth
                                                                    Financial (2007-2010); Director of Research at
                                                 Since 2011         Commonwealth Financial (2000-2007).

Scott A. Bosworth
Vice President
Age: 43                                          Since 2007         Vice President of all the DFA Entities.

Valerie A. Brown                                                    Vice President and Assistant Secretary of all the
Vice President and Assistant Secretary                              DFA Entities, DFA Australia Limited, Dimensional
Age: 45                                                             Fund Advisors Ltd., Dimensional Cayman
                                                                    Commodity Fund I Ltd., Dimensional Retirement
                                                                    Plan Services LLC, Dimensional Fund Advisors
                                                                    Pte. Ltd., Dimensional Hong Kong Limited.
                                                                    Director, Vice President and Assistant Secretary of
                                                 Since 2001         Dimensional Fund Advisors Canada ULC.

David P. Butler                                                     Vice President of all the DFA Entities. Head of
Vice President                                                      Global Financial Services of Dimensional (since
Age: 48                                                             2008). Formerly, Regional Director of Dimensional
                                                 Since 2007         (January 1995 to January 2005).

Douglas M. Byrkit                                                   Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional Fund Advisors
Age: 41                                                             LP (December 2010-January 2012); Regional
                                                                    Director at Russell Investments (April 2006-
                                                 Since 2012         December 2010).

James G. Charles                                                    Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional (2008-2010);
Age: 56                                                             Vice President, Client Portfolio Manager at
                                                 Since 2011         American Century Investments (2001-2008).

Joseph H. Chi                                    Since 2009         Vice President of all the DFA Entities. Co-Head of
Vice President                                                      Portfolio Management of Dimensional (since
Age: 46                                                             March 2012). Sr. Portfolio Manager of Dimensional
                                                                    (since January 2012). Formerly, Portfolio Manager
                                                                    for Dimensional (October 2005-January 2012).

Stephen A. Clark                                 Since 2004         Vice President of all the DFA Entities, DFA
Vice President                                                      Australia Limited and Dimensional Fund Advisors
Age: 40                                                             Canada ULC. Head of Institutional, North America
                                                                    (since March 2012). Formerly, Head of Portfolio
                                                                    Management of Dimensional (January 2006-March
                                                                    2012).

Jeffrey D. Cornell                               Since 2012         Vice President of all the DFA Entities. Formerly,
Vice President                                                      Regional Director for Dimensional Fund Advisors
Age: 36                                                             LP (August 2002-January 2012).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
 Robert P. Cornell                      Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Regional Director of Financial Services
 Age: 63                                                 Group of Dimensional (since August
                                                         1993).

 George H. Crane                        Since 2010       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Senior Vice President and
 Age: 57                                                 Managing Director at State Street Bank
                                                         & Trust Company (2007-2008); Managing
                                                         Director, Head of Investment
                                                         Administration and Operations at State
                                                         Street Research & Management Company
                                                         (2002-2005).

 Christopher S. Crossan                 Since 2004       Vice President and Global Chief
 Vice President and Global Chief                         Compliance Officer of all the DFA
 Compliance Officer                                      Entities, DFA Australia Limited,
 Age: 46                                                 Dimensional Fund Advisors Ltd.,
                                                         Dimensional SmartNest LLC, Dimensional
                                                         SmartNest (US) LLC and Dimensional
                                                         Retirement Plan Services LLC. Chief
                                                         Compliance Officer of Dimensional Fund
                                                         Advisors Canada ULC.

 James L. Davis                         Since 1999       Vice President of all the DFA Entities.
 Vice President
 Age: 55

 Robert T. Deere                        Since 1994       Vice President of all the DFA Entities,
 Vice President                                          DFA Australia Limited and Dimensional
 Age: 55                                                 Fund Advisors Canada ULC.

 Peter F. Dillard                       Since 2010       Vice President of all the DFA Entities.
 Vice President                                          Research Associate for Dimensional
 Age: 40                                                 (since August 2008). Formerly, Research
                                                         Assistant for Dimensional (April
                                                         2006-August 2008).

 Robert W. Dintzner                     Since 2001       Vice President of all the DFA Entities.
 Vice President and Chief Communi-                       Chief Communications Officer of
 cations Officer                                         Dimensional (since 2010).
 Age: 42

 Richard A. Eustice                     Since 1998       Vice President and Assistant Secretary
 Vice President and Assistant                            of all the DFA Entities and DFA
 Secretary                                               Australia Limited. Chief Operating
 Age: 47                                                 Officer of Dimensional Fund Advisors
                                                         Ltd. (since July 2008). Formerly, Vice
                                                         President of Dimensional Fund Advisors
                                                         Ltd.

 Gretchen A. Flicker                    Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 41

 Jed S. Fogdall                         Since 2008       Vice President of all the DFA Entities.
 Vice President                                          Co-Head of Portfolio Management of
 Age: 38                                                 Dimensional (since March 2012). Sr.
                                                         Portfolio Manager of Dimensional (since
                                                         January 2012). Formerly, Portfolio
                                                         Manager for Dimensional (since
                                                         September 2004).

 Jeremy P. Freeman                      Since 2009       Vice President of all the DFA Entities.
 Vice President                                          Senior Technology Manager for
 Age: 41                                                 Dimensional (since June 2006).
                                                         Formerly, Principal at AIM
                                                         Investments/Amvescap PLC (now Invesco)
                                                         (June 1998-June 2006).

 Mark R. Gochnour                       Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Regional Director of Dimensional.
 Age: 45

 Tom M. Goodrum                         Since 2012       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Managing Director at
 Age: 44                                                 BlackRock (2004-January 2012).

 Henry F. Gray                          Since 2000       Vice President of all the DFA Entities.
 Vice President
 Age: 45

 John T. Gray                           Since 2007       Vice President of all the DFA Entities.
 Vice President                                          Formerly, Regional Director of
 Age: 38                                                 Dimensional (January 2005 to February
                                                         2007).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
Christian Gunther                       Since 2011       Vice President of all the DFA Entities.
Vice President                                           Senior Trader for Dimensional Fund
Age: 37                                                  Advisors LP (since 2012). Formerly,
                                                         Senior Trader for Dimensional Fund
                                                         Advisors Ltd. (2009-2012); Trader for
                                                         Dimensional Fund Advisors Ltd.
                                                         (2008-2009); Trader for Dimensional
                                                         Fund Advisors LP (2004-2008).

Joel H. Hefner                          Since 2007       Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional (since
Age: 44                                                  June 1998).

Julie C. Henderson                      Since 2005       Vice President and Fund Controller of
Vice President and Fund Controller                       all the DFA Entities and Dimensional
Age: 38                                                  Cayman Commodity Fund I Ltd. and
                                                         Dimensional Japan Ltd.

Kevin B. Hight                          Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                         Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                      Since 2011       Vice President of all the DFA Entities.
Vice President                                           Formerly, Managing Director, Co-Head
Age: 52                                                  Global Consultant Relations at
                                                         BlackRock (2004-2011).

Jeff J. Jeon                            Since 2004       Vice President of all the DFA Entities
Vice President                                           and Dimensional Cayman Commodity Fund I
Age: 38                                                  Ltd.

Stephen W. Jones                        Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Facilities Manager for
Age: 44                                                  Dimensional Fund Advisors LP (October
                                                         2008-January 2012); General Manager at
                                                         Intereity Investments (March
                                                         2007-October 2008).

Patrick M. Keating                      Since 2003       Vice President and Chief Operating
Vice President and Chief Operating                       Officer of all the DFA Entities,
Officer                                                  Dimensional Cayman Commodity Fund I
Age: 57                                                  Ltd., Dimensional Japan Ltd.,
                                                         Dimensional Advisors Ltd., Dimensional
                                                         Fund Advisors Pte. Ltd., Dimensional
                                                         Hong Kong Limited and Dimensional
                                                         Retirement Plan Services LLC. Director,
                                                         Vice President and Chief Privacy
                                                         Officer of Dimensional Fund Advisors
                                                         Canada ULC. Director of DFA Australia
                                                         Limited, Dimensional Fund Advisors
                                                         Ltd., Dimensional Japan Ltd.,
                                                         Dimensional Advisors Ltd. and
                                                         Dimensional Fund Advisors Pte. Ltd.
                                                         Director and Vice President of
                                                         Dimensional Hong Kong Limited.

Glenn E. Kemp                           Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Regional Director for
Age: 64                                                  Dimensional Fund Advisors LP (April
                                                         2006-January 2012).

David M. Kershner                       Since 2010       Vice President of all the DFA Entities.
Vice President                                           Portfolio Manager for Dimensional
Age: 41                                                  (since June 2004).

Seyun Alice Kim                         Since 2012       Vice President of all the DFA Entities.
Vice President                                           Formerly, Accounting Manager for
Age: 32                                                  Dimensional Fund Advisors LP (January
                                                         2006-January 2012).

Timothy R. Kohn                         Since 2011       Vice President of all the DFA Entities.
Vice President                                           Head of Defined Contribution Sales for
Age: 41                                                  Dimensional (since August 2010).
                                                         Formerly, Chief DC Strategist, Barclays
                                                         Global Investors (2005-2009).
Joseph F. Kolerich                      Since 2004       Vice President of all the DFA Entities.
Vice President                                           Sr. Portfolio Manager of Dimensional
Age: 40                                                  (since January 2012).Formerly,
                                                         Portfolio Manager for Dimensional
                                                         (April 2007-January 2012).

Stephen W. Kurad                        Since 2011       Vice President of all the DFA Entities.
Vice President                                           Regional Director for Dimensional
Age: 43                                                  (2007-2010).

Michael F. Lane                         Since 2004       Vice President of all the DFA Entities.
Vice President                                           Chief Executive Officer of Dimensional
Age: 45                                                  SmartNest (US) LLC (since 2012).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ----------------------------------------
  Francis R. Lao                        Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Formerly, Vice President - Global
  Age: 43                                                Operations at Janus Capital Group
                                                         (2005-2011).

  Juliet Lee                            Since 2005       Vice President of all the DFA Entities.
  Vice President                                         Human Resources Manager of Dimensional
  Age: 41                                                (since January 2004).

  Marlena I. Lee                        Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Formerly, Research Associate for
  Age: 31                                                Dimensional (July 2008-2010).

  Apollo D. Lupescu                     Since 2009       Vice President of all the DFA Entities.
  Vice President                                         Regional Director for Dimensional
  Age: 43                                                (since February 2004).

  Kenneth M. Manell                     Since 2010       Vice President of all the DFA Entities
  Vice President                                         and Dimensional Cayman Commodity Fund I
  Age: 39                                                Ltd. Counsel for Dimensional (since
                                                         September 2006). Formerly, Assistant
                                                         General Counsel at Castle & Cooke
                                                         (January 2004-September 2006).

  Aaron M. Marcus                       Since 2008       Vice President of all the DFA Entities
  Vice President & Head of Global                        and Head of Global Human Resources of
  Human Resources                                        Dimensional. Formerly, Global Head of
  Age: 42                                                Recruiting and Vice President of
                                                         Goldman Sachs & Co. (June 2006 to
                                                         January 2008).

  David R. Martin                       Since 2007       Vice President, Chief Financial Officer
  Vice President, Chief Financial                        and Treasurer of all the DFA Entities.
  Officer and Treasurer                                  Director, Vice President, Chief
  Age: 55                                                Financial Officer and Treasurer of
                                                         Dimensional Fund Advisors Ltd., DFA
                                                         Australia Limited, Dimensional Advisors
                                                         Ltd., Dimensional Fund Advisors Pte.
                                                         Ltd., Dimensional Hong Kong Limited and
                                                         Dimensional Fund Advisors Canada ULC.
                                                         Chief Financial Officer, Treasurer, and
                                                         Vice President of Dimensional SmartNest
                                                         LLC, Dimensional SmartNest (US) LLC,
                                                         Dimensional Cayman Commodity Fund I
                                                         Ltd. and Dimensional Retirement Plan
                                                         Services LLC. Director of Dimensional
                                                         Funds PLC and Dimensional Funds II PLC.
                                                         Statutory Auditor of Dimensional Japan
                                                         Ltd.

  Catherine L. Newell                 Vice President     Vice President and Secretary of all the
  Vice President and Secretary        since 1997 and     DFA Entities and Dimensional Retirement
  Age: 48                             Secretary since    Plan Services LLC (since June 2012).
                                           2000          Director, Vice President and Secretary
                                                         of DFA Australia Limited and
                                                         Dimensional Fund Advisors Ltd. (since
                                                         February 2002, April 1997 and May 2002,
                                                         respectively). Vice President and
                                                         Secretary of Dimensional Fund Advisors
                                                         Canada ULC (since June 2003),
                                                         Dimensional SmartNest LLC, Dimensional
                                                         SmartNest (US) LLC, Dimensional Cayman
                                                         Commodity Fund I Ltd., Dimensional
                                                         Japan Ltd. (since February 2012),
                                                         Dimensional Advisors Ltd. (since March
                                                         2012), Dimensional Fund Advisors Pte.
                                                         Ltd. (since June 2012) and Dimensional
                                                         Hong Kong Limited (since August 2012).
                                                         Director, Dimensional Funds PLC and
                                                         Dimensional Funds II PLC (since 2002
                                                         and 2006, respectively). Director of
                                                         Dimensional Japan Ltd., Dimensional
                                                         Advisors Ltd., Dimensional Fund
                                                         Advisors Pte. Ltd. and Dimensional Hong
                                                         Kong Limited (since August 2012 and
                                                         July 2012).

  Christian A. Newton                   Since 2009       Vice President of all DFA Entities. Web
  Vice President                                         Services Manager for Dimensional (since
  Age: 37                                                January 2008). Formerly, Design Manager
                                                         of Dimensional (2005-2008).

  Pamela B. Noble                       Since 2011       Vice President of all the DFA Entities.
  Vice President                                         Portfolio Manager for Dimensional
  Age: 48                                                (2008-2010). Formerly, Vice President
                                                         and Portfolio Manager at USAA
                                                         Investment Management Company
                                                         (2001-2006).

  Carolyn L. O                          Since 2010       Vice President of all the DFA Entities
  Vice President                                         and Dimensional Cayman Commodity Fund I
  Age: 38                                                Ltd. Deputy General Counsel, Funds
                                                         (since 2011). Counsel for Dimensional
                                                         (2007-2011). Formerly, Associate at K&L
                                                         Gates LLP (January 2004-September 2007).

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
        Gerard K. O'Reilly              Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate of
        Age: 35                                          Dimensional (2004 to 2006).

        Daniel C. Ong                   Since 2009       Vice President of all the DFA Entities.
        Vice President                                   Portfolio Manager for Dimensional
        Age: 38                                          (since July 2005).

        Kyle K. Ozaki                   Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Senior Compliance Officer for
        Age: 34                                          Dimensional (since January 2008).
                                                         Formerly, Compliance Officer (February
                                                         2006-December 2007) and Compliance
                                                         Analyst (August 2004-January 2006) for
                                                         Dimensional.

        David A. Plecha                 Since 1993       Vice President of all the DFA Entities,
        Vice President                                   DFA Australia Limited, Dimensional Fund
        Age: 51                                          Advisors Ltd. and Dimensional Fund
                                                         Advisors Canada ULC.

        Allen Pu                        Since 2011       Vice President of all the DFA Entities.
        Vice President                                   Portfolio Manager for Dimensional (July
        Age: 41                                          2006-2010).

        Theodore W. Randall             Since 2008       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate of
        Age: 39                                          Dimensional (2006-2008). Systems
                                                         Developer of Dimensional (2001-2006).

        Savina B. Rizova                Since 2012       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Research Associate for
        Age: 31                                          Dimensional Fund Advisors LP (June
                                                         2011-January 2012); Research Assistant
                                                         for Dimensional Fund Advisors LP (July
                                                         2004-August 2007).

        L. Jacobo Rodriguez             Since 2005       Vice President of all the DFA Entities.
        Vice President
        Age: 41

        Julie A. Saft                   Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Client Systems Manager for Dimensional
        Age: 53                                          (since July 2008). Formerly, Senior
                                                         Manager at Vanguard (November 1997-July
                                                         2008).

        David E. Schneider              Since 2001       Vice President of all the DFA Entities
        Vice President                                   and Dimensional Fund Advisors Canada
        Age: 66                                          ULC.

        Walid A. Shinnawi               Since 2010       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Regional Director for
        Age: 50                                          Dimensional (March 2006-January 2010).

        Bruce A. Simmons                Since 2009       Vice President of all the DFA Entities.
        Vice President                                   Investment Operations Manager for
        Age: 47                                          Dimensional (since May 2007). Formerly,
                                                         Vice President Client and Fund
                                                         Reporting at Mellon Financial
                                                         (September 2005-May 2007).

        Edward R. Simpson               Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Regional Director of Dimensional (since
        Age: 44                                          December 2002).

        Bryce D. Skaff                  Since 2007       Vice President of all the DFA Entities.
        Vice President                                   Formerly, Regional Director of
        Age: 37                                          Dimensional (December 1999 to January
                                                         2007).

        Andrew D. Smith                 Since 2011       Vice President of all the DFA Entities.
        Vice President                                   Project Manager for Dimensional
        Age: 44                                          (2007-2010). Formerly, Business Analyst
                                                         Manager, National Instruments
                                                         (2003-2007).

        Grady M. Smith                  Since 2004       Vice President of all the DFA Entities
        Vice President                                   and Dimensional Fund Advisors Canada
        Age: 56                                          ULC.

        Carl G. Snyder                  Since 2000       Vice President of all the DFA Entities.
        Vice President
        Age: 49

        Lawrence R. Spieth              Since 2004       Vice President of all the DFA Entities.
        Vice President
        Age: 64

                                      Term of Office/1/
                                       and Length of      Principal Occupation(s) During Past 5
Name, Position with the Fund and Age      Service                         Years
------------------------------------  ----------------   ---------------------------------------
       Bradley G. Steiman               Since 2004       Vice President of all the DFA Entities
       Vice President                                    and Director and Vice President of
       Age: 39                                           Dimensional Fund Advisors Canada ULC.

       John H. Totten                   Since 2012       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Regional Director for
       Age: 34                                           Dimensional Fund Advisors LP (January
                                                         2008-January 2012).

       Robert C. Trotter                Since 2009       Vice President of all the DFA Entities.
       Vice President                                    Senior Manager, Technology for
       Age: 54                                           Dimensional (since March 2007).
                                                         Formerly, Director of Technology at
                                                         AMVESCAP (2002-2007).

       Karen E. Umland                  Since 1997       Vice President of all the DFA Entities,
       Vice President                                    DFA Australia Limited, Dimensional Fund
       Age: 46                                           Advisors Ltd., and Dimensional Fund
                                                         Advisors Canada ULC.

       Brian J. Walsh                   Since 2009       Vice President of all the DFA Entities.
       Vice President                                    Portfolio Manager for Dimensional
       Age: 42                                           (since 2004).

       Weston J. Wellington             Since 1997       Vice President of all the DFA Entities.
       Vice President
       Age: 61

       Ryan J. Wiley                    Since 2007       Vice President of all the DFA Entities.
       Vice President                                    Senior Trader of Dimensional (since
       Age: 36                                           2007).

       Paul E. Wise                     Since 2005       Vice President of all the DFA Entities.
       Vice President                                    Chief Technology Officer for
       Age: 57                                           Dimensional (since 2004).

       Faith A. Yando                   Since 2011       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Senior Vice President, Global
       Age: 50                                           Public Relations at Natixis Global
                                                         Asset Management (2008-2011); Senior
                                                         Vice President, Media Relations at Bank
                                                         of America (2007-2008).

       Joseph L. Young                  Since 2011       Vice President of all the DFA Entities.
       Vice President                                    Formerly, Regional Director for
       Age: 33                                           Dimensional (2005-2010).

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             Qualifying
                                         Net                                                For Corporate
                                     Investment    Short-Term     Long-Term                   Dividends   Qualifying    U.S.
                                       Income     Capital Gain  Capital Gain      Total       Received     Dividend  Government
Dimensional Investment Group Inc.   Distributions Distributions Distributions Distributions Deduction(1)  Income(2)  Interest(3)
---------------------------------   ------------- ------------- ------------- ------------- ------------- ---------- -----------
LWAS/DFA U.S. High Book to Market
  Portfolio........................     100%.....       --.....       --.....     100%.....     100%.....    100%...      --....
LWAS/DFA Two-Year Fixed Income
  Portfolio........................      41%.....      49%.....      10%.....     100%.....       --.....      --...      5%....
LWAS/DFA Two-Year Government
  Portfolio........................      35%.....      65%.....       --.....     100%.....       --.....      --...     35%....

DFA Investment Dimensions Group Inc.
------------------------------------
LWAS/DFA International High Book
  to Market Portfolio..............       44%          --            56%           100%          100%        100%        --

                                                                   Qualifying
                                                                     Short-
                                     Foreign   Foreign  Qualifying    Term
                                       Tax     Source    Interest   Capital
Dimensional Investment Group Inc.   Credit(4) Income(5) Income(6)   Gain(7)
---------------------------------   --------- --------- ---------- ----------
LWAS/DFA U.S. High Book to Market
  Portfolio........................     --...     --...    100%       100%
LWAS/DFA Two-Year Fixed Income
  Portfolio........................     --...     --...    100%       100%
LWAS/DFA Two-Year Government
  Portfolio........................     --...     --...    100%       100%

DFA Investment Dimensions Group Inc.
------------------------------------
LWAS/DFA International High Book
  to Market Portfolio..............     2%       96%       100%       100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                              LOGO   DFA103112-003A

                                                             [LOGO] Dimensional

ANNUAL REPORT

year ended: October 31, 2012

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

[LOGO] Dimensional

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth
----------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Letter to Shareholders

Definitions of Abbreviations and Footnotes.................................   1

Performance Charts.........................................................   2

Management's Discussion and Analysis.......................................   4

Disclosure of Fund Expenses................................................   7

Disclosure of Portfolio Holdings...........................................   9

Schedules of Investments

   Global Equity Portfolio.................................................  10

   Global Allocation 60/40 Portfolio.......................................  11

   Global Allocation 25/75 Portfolio.......................................  13

Statements of Assets and Liabilities.......................................  15

Statements of Operations...................................................  16

Statements of Changes in Net Assets........................................  17

Financial Highlights.......................................................  18

Notes to Financial Statements..............................................  22

Report of Independent Registered Public Accounting Firm....................  32

Voting Proxies on Fund Portfolio Securities................................  43

Notice to Shareholders.....................................................  44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------
Investment Footnotes

 +   See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

(A)  Computed using average shares outstanding.
(B)  Annualized.
(C)  Non-Annualized.
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

GLOBAL EQUITY PORTFOLIO CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                GLOBAL EQUITY MSCI WORLD
                                                                 PORTFOLIO -    INDEX
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS  ENDDATE     CLASS R2    (NET DIV.)
---------   ---------- ----------- ----------------- ---------- ------------- ----------
2003-12-24  2003-12-31     1.80%          1.96%         12/2003       10000        10000
2003-12-31  2004-01-31     2.26%          1.60%         12/2003       10180   10195.5922
2004-01-31  2004-02-29     2.21%          1.67%         01/2004       10410   10359.1894
2004-02-29  2004-03-31     0.34%         -0.66%         02/2004       10640    10532.654
2004-03-31  2004-04-30    -2.91%         -2.05%         03/2004  10675.9944   10462.7593
2004-04-30  2004-05-31     0.77%          0.91%         04/2004  10365.8202   10248.4667
2004-05-31  2004-06-30     3.08%          2.05%         05/2004  10445.8652   10341.8359
2004-06-30  2004-07-31    -3.82%         -3.26%         06/2004  10767.5099   10554.1462
2004-07-31  2004-08-31     0.39%          0.44%         07/2004  10355.6928   10209.5544
2004-08-31  2004-09-30     2.84%          1.89%         08/2004  10395.8701   10254.4276
2004-09-30  2004-10-31     2.07%          2.45%         09/2004  10691.5185   10448.4162
2004-10-31  2004-11-30     6.46%          5.25%         10/2004       10913   10704.0933
2004-11-30  2004-12-31     4.09%          3.82%         11/2004   11617.714   11266.3927
2004-12-31  2005-01-31    -2.01%         -2.25%         12/2004  12092.6735   11696.4659
2005-01-31  2005-02-28     2.99%          3.17%         01/2005   11849.401   11433.1274
2005-02-28  2005-03-31    -1.95%         -1.93%         02/2005  12204.1734   11795.3016
2005-03-31  2005-04-30    -3.14%         -2.18%         03/2005  11965.8029   11567.3358
2005-04-30  2005-05-31     2.97%          1.78%         04/2005   11590.604   11315.2875
2005-05-31  2005-06-30     1.96%          0.87%         05/2005  11935.3814   11516.3309
2005-06-30  2005-07-31     4.77%          3.49%         06/2005  12169.0935   11615.9839
2005-07-31  2005-08-31     0.24%          0.75%         07/2005  12749.0587   12021.7492
2005-08-31  2005-09-30     1.75%          2.60%         08/2005  12779.5832   12112.3352
2005-09-30  2005-10-31    -2.43%         -2.43%         09/2005  13003.5979    12426.937
2005-10-31  2005-11-30     3.70%          3.33%         10/2005   12687.432   12125.4458
2005-11-30  2005-12-31     1.63%          2.22%         11/2005  13156.5814   12529.4597
2005-12-31  2006-01-31     5.56%          4.47%         12/2005   13371.619   12807.0451
2006-01-31  2006-02-28     0.08%         -0.15%         01/2006  14115.6678   13378.9218
2006-02-28  2006-03-31     2.87%          2.20%         02/2006  14126.2971   13359.0042
2006-03-31  2006-04-30     2.34%          3.04%         03/2006  14532.4192   13652.7547
2006-04-30  2006-05-31    -4.00%         -3.42%         04/2006  14872.6075   14067.2636
2006-05-31  2006-06-30    -0.32%         -0.03%         05/2006  14277.2779     13586.74
2006-06-30  2006-07-31    -0.60%          0.62%         06/2006  14231.9663   13582.7565
2006-07-31  2006-08-31     2.49%          2.60%         07/2006  14146.5532   13667.5243
2006-08-31  2006-09-30     1.63%          1.19%         08/2006  14498.8824    14022.294
2006-09-30  2006-10-31     4.14%          3.67%         09/2006  14734.5551   14189.4913
2006-10-31  2006-11-30     2.93%          2.45%         10/2006  15344.4822   14710.2846
2006-11-30  2006-12-31     1.80%          2.03%         11/2006  15793.9021   15070.5121
2006-12-31  2007-01-31     2.03%          1.18%         12/2006  16078.6606    15376.911
2007-01-31  2007-02-28    -0.73%         -0.52%         01/2007  16404.7997   15558.4389
2007-02-28  2007-03-31     1.60%          1.83%         02/2007  16285.2154   15477.4765
2007-03-31  2007-04-30     3.68%          4.41%         03/2007  16546.3827    15760.797
2007-04-30  2007-05-31     3.68%          2.80%         04/2007  17155.5855   16455.8803
2007-05-31  2007-06-30    -1.25%         -0.77%         05/2007  17786.5455   16916.9642
2007-06-30  2007-07-31    -3.55%         -2.21%         06/2007   17564.828   16786.4778
2007-07-31  2007-08-31    -0.06%         -0.08%         07/2007  16941.8067   16414.7192
2007-08-31  2007-09-30     3.44%          4.76%         08/2007  16930.8765   16402.2653
2007-09-30  2007-10-31     2.75%          3.07%         09/2007  17513.1251   17182.2832
2007-10-31  2007-11-30    -5.72%         -4.09%         10/2007  17995.0372    17709.291
2007-11-30  2007-12-31    -1.35%         -1.29%         11/2007  16965.4977   16985.4097
2007-12-31  2008-01-31    -6.23%         -7.64%         12/2007  16735.8617   16766.2765
2008-01-31  2008-02-29    -1.79%         -0.58%         01/2008  15693.3734    15485.006
2008-02-29  2008-03-31    -0.53%         -0.96%         02/2008  15413.1346   15395.3801
2008-03-31  2008-04-30     4.84%          5.26%         03/2008  15331.4539   15247.8152
2008-04-30  2008-05-31     2.24%          1.52%         04/2008   16072.755   16049.2086
2008-05-31  2008-06-30    -9.13%         -7.98%         05/2008  16432.1737   16293.9334
2008-06-30  2008-07-31    -1.29%         -2.44%         06/2008  14931.9216   14994.3744
2008-07-31  2008-08-31    -0.31%         -1.40%         07/2008  14739.6165   14627.9998
2008-08-31  2008-09-30   -10.57%        -11.89%         08/2008  14694.3683   14422.5231
2008-09-30  2008-10-31   -20.88%        -18.96%         09/2008  13140.6714   12707.1359
2008-10-31  2008-11-30    -8.07%         -6.47%         10/2008  10396.8901   10297.8508
2008-11-30  2008-12-31     4.85%          3.21%         11/2008  9557.88262   9631.28438
2008-12-31  2009-01-31   -10.47%         -8.76%         12/2008  10021.2197   9940.29252
2009-01-31  2009-02-28   -11.05%        -10.24%         01/2009  8972.35485   9069.46601
2009-02-28  2009-03-31     9.64%          7.54%         02/2009  7980.49352   8141.12215
2009-03-31  2009-04-30    14.25%         11.22%         03/2009  8749.88113   8755.03474
2009-04-30  2009-05-31     8.58%          9.06%         04/2009  9996.59622   9737.16936
2009-05-31  2009-06-30    -0.38%         -0.45%         05/2009  10854.4277   10619.4151
2009-06-30  2009-07-31     9.36%          8.47%         06/2009  10812.7658   10571.5054
2009-07-31  2009-08-31     4.28%          4.13%         07/2009  11825.0248   11466.8807
2009-08-31  2009-09-30     5.16%          3.99%         08/2009  12331.1542   11939.9452
2009-09-30  2009-10-31    -3.74%         -1.78%         09/2009  12967.0915    12415.851
2009-10-31  2009-11-30     4.07%          4.09%         10/2009  12482.5561   12194.9571
2009-11-30  2009-12-31     3.49%          1.80%         11/2009  12990.1646   12693.2775
2009-12-31  2010-01-31    -3.71%         -4.13%         12/2009  13443.9904   12921.2131
2010-01-31  2010-02-28     2.69%          1.41%         01/2010  12945.6355   12387.1676
2010-02-28  2010-03-31     7.26%          6.19%         02/2010   13293.325   12561.7848
2010-03-31  2010-04-30     2.12%          0.01%         03/2010  14257.9554   13339.7404
2010-04-30  2010-05-31    -9.24%         -9.58%         04/2010  14559.5883   13341.6146
2010-05-31  2010-06-30    -4.72%         -3.43%         05/2010  13213.8415   12063.6434
2010-06-30  2010-07-31     8.43%          8.11%         06/2010  12590.0496    11650.027
2010-07-31  2010-08-31    -4.87%         -3.73%         07/2010   13651.861   12594.5309
2010-08-31  2010-09-30    10.61%          9.32%         08/2010  12986.7704   12124.3137
2010-09-30  2010-10-31     3.59%          3.73%         09/2010  14364.9209   13254.8552
2010-10-31  2010-11-30    -0.63%         -2.16%         10/2010  14880.0443   13748.9352
2010-11-30  2010-12-31     8.22%          7.35%         11/2010  14786.3855    13452.102
2010-12-31  2011-01-31     1.69%          2.26%         12/2010  16001.6193   14441.1754
2011-01-31  2011-02-28     3.47%          3.50%         01/2011   16272.434   14767.4283
2011-02-28  2011-03-31     0.58%         -0.99%         02/2011  16837.6126   15284.4767
2011-03-31  2011-04-30     3.48%          4.25%         03/2011  16935.4703   15133.7447
2011-04-30  2011-05-31    -2.08%         -2.07%         04/2011  17524.7351   15776.6633
2011-05-31  2011-06-30    -1.89%         -1.58%         05/2011  17159.3909   15449.3704
2011-06-30  2011-07-31    -2.61%         -1.81%         06/2011  16834.5609   15204.9693
2011-07-31  2011-08-31    -8.03%         -7.05%         07/2011  16395.9138   14929.2674
2011-08-31  2011-09-30   -10.66%         -8.64%         08/2011  15079.9728   13877.3937
2011-09-30  2011-10-31    11.93%         10.34%         09/2011   13473.115   12678.7957
2011-10-31  2011-11-30    -1.50%         -2.44%         10/2011  15079.8911   13990.2483
2011-11-30  2011-12-31    -0.57%         -0.06%         11/2011  14853.7522   13648.6699
2011-12-31  2012-01-31     6.57%          5.02%         12/2011  14769.2309   13641.0869
2012-01-31  2012-02-29     4.64%          4.88%         01/2012  15739.4723   14325.6371
2012-02-29  2012-03-31     1.25%          1.29%         02/2012   16470.148   15025.4274
2012-03-31  2012-04-30    -1.37%         -1.14%         03/2012  16676.4055   15218.6015
2012-04-30  2012-05-31    -8.60%         -8.63%         04/2012  16448.6185   15045.7792
2012-05-31  2012-06-30     4.60%          5.10%         05/2012  15033.9414   13746.9663
2012-06-30  2012-07-31     0.31%          1.29%         06/2012  15726.1323   14447.4503
2012-07-31  2012-08-31     2.91%          2.54%         07/2012  15774.4461   14633.1791
2012-08-31  2012-09-30     3.36%          2.75%         08/2012  16233.4269   15004.1552
2012-09-30  2012-10-31    -0.43%         -0.68%         09/2012  16778.6582   15416.3699
                                                     10/31/2012  16705.9184    15312.194

AVERAGE ANNUAL   ONE    FIVE     FROM
TOTAL RETURN     YEAR  YEARS  12/24/2003
--------------  ------ ------ ----------
                10.78% -1.48%   5.97%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

GLOBAL ALLOCATION 60/40 PORTFOLIO CLASS R2 VS.
GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP), MSCI WORLD INDEX (NET DIVIDENDS), CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]



                                                                                                      GLOBAL
                                                                                                    ALLOCATION
                                                                                                      60/40
                                                                                                    PORTFOLIO  MSCI WORLD
                                                                                                     - CLASS   INDEX (NET
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS BENCHMARK1RETURNS BENCHMARK2RETURNS  ENDDATE       R2       DIV.)
---------   ---------- ----------- ----------------- ----------------- ----------------- ---------- ---------- ----------
2003-12-24  2003-12-31     1.10%          1.96%             0.04%             0.46%         12/2003     10000      10000
2003-12-31  2004-01-31     0.79%          1.60%             0.23%             1.05%         12/2003     10110  10195.592
2004-01-31  2004-02-29     1.57%          1.67%             0.42%             1.17%         01/2004     10190  10359.189
2004-02-29  2004-03-31     0.46%         -0.66%             0.22%            -0.31%         02/2004     10350  10532.654
2004-03-31  2004-04-30    -2.50%         -2.05%            -0.40%            -1.39%         03/2004 10397.983  10462.759
2004-04-30  2004-05-31     0.30%          0.91%             0.00%             0.55%         04/2004 10137.532  10248.467
2004-05-31  2004-06-30     1.99%          2.05%             0.02%             1.24%         05/2004 10167.584  10341.836
2004-06-30  2004-07-31    -2.04%         -3.26%             0.25%            -1.86%         06/2004 10370.346  10554.146
2004-07-31  2004-08-31     0.79%          0.44%             0.50%             0.46%         07/2004 10159.117  10209.554
2004-08-31  2004-09-30     1.70%          1.89%             0.07%             1.16%         08/2004 10239.585  10254.428
2004-09-30  2004-10-31     1.36%          2.45%             0.33%             1.60%         09/2004 10413.923  10448.416
2004-10-31  2004-11-30     3.54%          5.25%             0.12%             3.20%         10/2004 10555.197  10704.093
2004-11-30  2004-12-31     2.53%          3.82%             0.16%             2.36%         11/2004 10928.564  11266.393
2004-12-31  2005-01-31    -1.08%         -2.25%             0.24%            -1.25%         12/2004 11204.605  11696.466
2005-01-31  2005-02-28     1.74%          3.17%             0.03%             1.91%         01/2005 11083.036  11433.127
2005-02-28  2005-03-31    -1.38%         -1.93%             0.23%            -1.07%         02/2005  11275.52  11795.302
2005-03-31  2005-04-30    -1.46%         -2.18%             0.54%            -1.09%         03/2005 11119.497  11567.336
2005-04-30  2005-05-31     2.04%          1.78%             0.41%             1.23%         04/2005 10956.723  11315.288
2005-05-31  2005-06-30     1.28%          0.87%             0.37%             0.67%         05/2005 11180.537  11516.331
2005-06-30  2005-07-31     2.71%          3.49%            -0.04%             2.08%         06/2005 11323.334  11615.984
2005-07-31  2005-08-31     0.44%          0.75%             0.41%             0.62%         07/2005 11629.923  12021.749
2005-08-31  2005-09-30     0.88%          2.60%             0.01%             1.56%         08/2005 11681.021  12112.335
2005-09-30  2005-10-31    -1.57%         -2.43%             0.05%            -1.44%         09/2005  11783.27  12426.937
2005-10-31  2005-11-30     2.30%          3.33%             0.28%             2.11%         10/2005 11598.837  12125.446
2005-11-30  2005-12-31     1.10%          2.22%             0.35%             1.47%         11/2005 11865.241   12529.46
2005-12-31  2006-01-31     3.37%          4.47%             0.27%             2.79%         12/2005 11995.748  12807.045
2006-01-31  2006-02-28     0.17%         -0.15%             0.18%            -0.02%         01/2006 12399.502  13378.922
2006-02-28  2006-03-31     1.63%          2.20%             0.10%             1.36%         02/2006 12420.752  13359.004
2006-03-31  2006-04-30     1.52%          3.04%             0.36%             1.96%         03/2006 12622.629  13652.755
2006-04-30  2006-05-31    -2.16%         -3.42%             0.32%            -1.92%         04/2006 12813.881  14067.264
2006-05-31  2006-06-30    -0.06%         -0.03%             0.27%             0.09%         05/2006 12537.629   13586.74
2006-06-30  2006-07-31    -0.08%          0.62%             0.64%             0.63%         06/2006 12529.492  13582.756
2006-07-31  2006-08-31     1.70%          2.60%             0.67%             1.83%         07/2006 12518.846  13667.524
2006-08-31  2006-09-30     1.17%          1.19%             0.43%             0.89%         08/2006 12731.752  14022.294
2006-09-30  2006-10-31     2.56%          3.67%             0.37%             2.35%         09/2006 12880.786  14189.491
2006-10-31  2006-11-30     1.93%          2.45%             0.46%             1.65%         10/2006 13210.789  14710.285
2006-11-30  2006-12-31     1.17%          2.03%             0.20%             1.30%         11/2006 13466.276  15070.512
2006-12-31  2007-01-31     1.35%          1.18%             0.38%             0.86%         12/2006 13623.326  15376.911
2007-01-31  2007-02-28    -0.23%         -0.52%             0.55%            -0.09%         01/2007 13806.697  15558.439
2007-02-28  2007-03-31     1.10%          1.83%             0.35%             1.24%         02/2007 13774.337  15477.476
2007-03-31  2007-04-30     2.32%          4.41%             0.34%             2.78%         03/2007 13925.348  15760.797
2007-04-30  2007-05-31     2.35%          2.80%             0.07%             1.71%         04/2007 14248.942   16455.88
2007-05-31  2007-06-30    -0.59%         -0.77%             0.37%            -0.32%         05/2007 14583.323  16916.964
2007-06-30  2007-07-31    -1.94%         -2.21%             0.71%            -1.05%         06/2007 14497.104  16786.478
2007-07-31  2007-08-31     0.23%         -0.08%             0.89%             0.31%         07/2007 14216.027  16414.719
2007-08-31  2007-09-30     2.19%          4.76%             0.56%             3.08%         08/2007 14248.459  16402.265
2007-09-30  2007-10-31     1.95%          3.07%             0.43%             2.01%         09/2007 14560.247  17182.283
2007-10-31  2007-11-30    -3.38%         -4.09%             0.94%            -2.08%         10/2007 14843.605  17709.291
2007-11-30  2007-12-31    -0.64%         -1.29%             0.30%            -0.66%         11/2007 14342.279   16985.41
2007-12-31  2008-01-31    -3.50%         -7.64%             1.20%            -4.10%         12/2007 14250.203  16766.277
2008-01-31  2008-02-29    -0.97%         -0.58%             0.54%            -0.13%         01/2008 13751.556  15485.006
2008-02-29  2008-03-31    -0.24%         -0.96%             0.00%            -0.57%         02/2008 13618.584   15395.38
2008-03-31  2008-04-30     2.78%          5.26%            -0.37%             3.01%         03/2008 13585.629  15247.815
2008-04-30  2008-05-31     1.35%          1.52%            -0.32%             0.79%         04/2008 13962.699  16049.209
2008-05-31  2008-06-30    -5.31%         -7.98%             0.04%            -4.77%         05/2008 14151.235  16293.933
2008-06-30  2008-07-31    -0.75%         -2.44%             0.55%            -1.25%         06/2008 13399.355  14994.374
2008-07-31  2008-08-31    -0.67%         -1.40%             0.46%            -0.66%         07/2008 13299.027      14628
2008-08-31  2008-09-30    -6.99%        -11.89%             0.66%            -6.87%         08/2008 13209.846  14422.523
2008-09-30  2008-10-31   -13.18%        -18.96%             1.24%           -10.88%         09/2008 12285.969  12707.136
2008-10-31  2008-11-30    -4.61%         -6.47%             0.68%            -3.61%         10/2008 10666.455  10297.851
2008-11-30  2008-12-31     3.74%          3.21%             0.74%             2.22%         11/2008 10175.016  9631.2844
2008-12-31  2009-01-31    -6.72%         -8.76%             0.21%            -5.17%         12/2008 10555.844  9940.2925
2009-01-31  2009-02-28    -6.63%        -10.24%             0.16%            -6.08%         01/2009 9846.8695   9069.466
2009-02-28  2009-03-31     6.96%          7.54%             0.41%             4.69%         02/2009 9194.1627  8141.1222
2009-03-31  2009-04-30     9.05%         11.22%             0.07%             6.76%         03/2009 9834.1744  8755.0347
2009-04-30  2009-05-31     6.20%          9.06%             0.20%             5.52%         04/2009 10724.094  9737.1694
2009-05-31  2009-06-30     0.00%         -0.45%             0.09%            -0.24%         05/2009 11388.717  10619.415
2009-06-30  2009-07-31     6.06%          8.47%             0.24%             5.18%         06/2009 11388.187  10571.505
2009-07-31  2009-08-31     3.00%          4.13%             0.25%             2.57%         07/2009 12078.037  11466.881
2009-08-31  2009-09-30     3.58%          3.99%             0.23%             2.48%         08/2009 12439.926  11939.945
2009-09-30  2009-10-31    -1.94%         -1.78%             0.10%            -1.03%         09/2009 12885.243  12415.851
2009-10-31  2009-11-30     2.96%          4.09%             0.31%             2.58%         10/2009 12635.485  12194.957
2009-11-30  2009-12-31     1.55%          1.80%            -0.22%             0.99%         11/2009 13010.122  12693.277
2009-12-31  2010-01-31    -1.90%         -4.13%             0.26%            -2.37%         12/2009 13211.856  12921.213
2010-01-31  2010-02-28     1.67%          1.41%             0.31%             0.97%         01/2010 12960.853  12387.168
2010-02-28  2010-03-31     4.37%          6.19%            -0.01%             3.71%         02/2010 13177.628  12561.785
2010-03-31  2010-04-30     1.58%          0.01%            -0.02%             0.00%         03/2010 13754.067   13339.74
2010-04-30  2010-05-31    -5.81%         -9.58%             0.40%            -5.59%         04/2010 13971.116  13341.615
2010-05-31  2010-06-30    -2.46%         -3.43%             0.11%            -2.01%         05/2010 13160.038  12063.643
2010-06-30  2010-07-31     5.55%          8.11%             0.22%             4.95%         06/2010 12836.574  11650.027
2010-07-31  2010-08-31    -2.80%         -3.73%             0.22%            -2.15%         07/2010 13548.441  12594.531
2010-08-31  2010-09-30     6.67%          9.32%            -0.06%             5.57%         08/2010 13169.544  12124.314
2010-09-30  2010-10-31     2.54%          3.73%             0.10%             2.28%         09/2010 14048.175  13254.855
2010-10-31  2010-11-30    -0.80%         -2.16%            -0.25%            -1.39%         10/2010 14405.136  13748.935
2010-11-30  2010-12-31     4.88%          7.35%             0.05%             4.43%         11/2010 14289.988  13452.102
2010-12-31  2011-01-31     1.08%          2.26%             0.00%             1.36%         12/2010  14987.66  14441.175
2011-01-31  2011-02-28     2.22%          3.50%            -0.03%             2.09%         01/2011  15150.19  14767.428
2011-02-28  2011-03-31     0.52%         -0.99%            -0.05%            -0.61%         02/2011 15486.861  15284.477
2011-03-31  2011-04-30     2.84%          4.25%             0.17%             2.62%         03/2011 15567.194  15133.745
2011-04-30  2011-05-31    -1.09%         -2.07%             0.28%            -1.13%         04/2011 16009.311  15776.663
2011-05-31  2011-06-30    -1.11%         -1.58%             0.04%            -0.93%         05/2011 15834.791   15449.37
2011-06-30  2011-07-31    -0.90%         -1.81%             0.11%            -1.04%         06/2011  15659.07  15204.969
2011-07-31  2011-08-31    -4.37%         -7.05%             0.58%            -4.00%         07/2011  15518.84  14929.267
2011-08-31  2011-09-30    -7.18%         -8.64%            -0.01%            -5.19%         08/2011 14841.059  13877.394
2011-09-30  2011-10-31     7.84%         10.34%            -0.09%             6.17%         09/2011  13775.87  12678.796
2011-10-31  2011-11-30    -1.34%         -2.44%            -0.14%            -1.52%         10/2011  14855.41  13990.248
2011-11-30  2011-12-31    -0.17%         -0.06%             0.57%             0.19%         11/2011  14655.93   13648.67
2011-12-31  2012-01-31     4.46%          5.02%             0.28%             3.12%         12/2011 14630.533  13641.087
2012-01-31  2012-02-29     3.03%          4.88%             0.13%             2.98%         01/2012 15283.152  14325.637
2012-02-29  2012-03-31     0.60%          1.29%            -0.03%             0.76%         02/2012 15745.918  15025.427
2012-03-31  2012-04-30    -0.60%         -1.14%             0.09%            -0.65%         03/2012 15840.952  15218.601
2012-04-30  2012-05-31    -5.43%         -8.63%            -0.04%            -5.19%         04/2012 15745.954  15045.779
2012-05-31  2012-06-30     2.98%          5.10%             0.12%             3.11%         05/2012  14890.97  13746.966
2012-06-30  2012-07-31     0.70%          1.29%             0.17%             0.84%         06/2012 15334.687   14447.45
2012-07-31  2012-08-31     1.93%          2.54%             0.24%             1.62%         07/2012 15442.173  14633.179
2012-08-31  2012-09-30     2.13%          2.75%             0.11%             1.69%         08/2012 15740.746  15004.155
2012-09-30  2012-10-31    -0.15%         -0.68%             0.05%            -0.38%         09/2012  16075.47   15416.37
                                                                                         10/31/2012 16051.512  15312.194

             CITIGROUP
               WORLD
            GOVERNMENT
            BOND INDEX,
            1-3 YEARS,
             CURRENCY-    GLOBAL 60/40
             HEDGED IN  COMPOSITE INDEX
BEGINDATE    USD TERMS  (MSCI/CITIGROUP)
---------   ----------- ----------------
2003-12-24       10000          10000
2003-12-31   10004.244     10046.2126
2004-01-31   10027.262     10152.1787
2004-02-29   10069.073     10271.1104
2004-03-31   10091.248     10239.2631
2004-04-30   10051.015     10097.1046
2004-05-31    10050.72     10152.1801
2004-06-30   10053.026     10278.1621
2004-07-31    10078.29     10087.1454
2004-08-31   10128.275      10133.758
2004-09-30   10135.854     10251.8149
2004-10-31   10169.328     10415.8774
2004-11-30   10181.086     10748.9899
2004-12-31    10197.81     11002.2459
2005-01-31   10222.349     10864.2107
2005-02-28   10225.165     11071.8993
2005-03-31   10248.284     10953.5217
2005-04-30   10303.365     10833.8662
2005-05-31   10345.145     10966.9327
2005-06-30   10383.669     11040.2078
2005-07-31   10379.924     11270.0066
2005-08-31   10422.583     11339.4864
2005-09-30   10423.898     11516.7756
2005-10-31   10429.209     11351.4766
2005-11-30   10458.674     11591.2404
2005-12-31     10495.4     11761.6013
2006-01-31   10523.849     12089.4702
2006-02-28   10543.126     12087.5295
2006-03-31   10553.415     12251.7231
2006-04-30   10591.126     12492.4185
2006-05-31   10625.423      12252.563
2006-06-30   10654.021     12263.5987
2006-07-31   10722.112      12340.871
2006-08-31    10794.12     12566.2228
2006-09-30   10840.408      12677.679
2006-10-31   10880.018     12975.3914
2006-11-30   10929.674     13189.7254
2006-12-31   10951.289     13361.0553
2007-01-31   10992.593     13475.8506
2007-02-28   11053.379     13463.5828
2007-03-31    11092.27     13630.4045
2007-04-30   11129.439     14009.3515
2007-05-31   11137.744     14249.0529
2007-06-30   11178.634     14204.0332
2007-07-31   11257.734     14055.4961
2007-08-31   11357.818     14099.0806
2007-09-30   11421.768     14533.1278
2007-10-31    11470.82     14825.5457
2007-11-30   11578.519     14517.6205
2007-12-31   11612.785     14422.4291
2008-01-31   11752.618     13830.6021
2008-02-29   11815.773     13812.3003
2008-03-31   11816.219     13733.0742
2008-04-30   11772.665     14145.8954
2008-05-31   11734.688     14257.0639
2008-06-30    11739.91     13577.3392
2008-07-31   11804.079     13407.9737
2008-08-31   11857.892     13319.4201
2008-09-30   11936.565     12404.2564
2008-10-31   12085.012     11054.8466
2008-11-30   12167.483     10655.6833
2008-12-31   12257.407     10892.3085
2009-01-31   12282.867     10328.8214
2009-02-28   12302.247     9700.98967
2009-03-31   12352.331     10155.7117
2009-04-30   12361.379     10842.2441
2009-05-31   12385.739      11440.214
2009-06-30    12396.75     11413.3145
2009-07-31    12426.74     12004.3632
2009-08-31   12457.582     12313.4237
2009-09-30   12486.524     12619.3417
2009-10-31   12498.702     12489.5563
2009-11-30   12537.924     12811.4489
2009-12-31    12509.75     12937.9677
2010-01-31    12542.66     12630.7395
2010-02-28   12581.259      12753.118
2010-03-31   12580.433     13226.6661
2010-04-30   12577.881      13226.708
2010-05-31   12628.301     12487.7376
2010-06-30   12641.672     12236.1322
2010-07-31   12669.357     12842.0638
2010-08-31    12697.67     12565.8682
2010-09-30   12690.555     13266.0805
2010-10-31   12703.581     13568.2259
2010-11-30   12672.318     13379.1105
2010-12-31   12678.205     13971.8208
2011-01-31   12678.712     14161.4337
2011-02-28   12674.963     14457.2574
2011-03-31   12668.497      14368.763
2011-04-30   12689.687     14744.6287
2011-05-31   12724.926     14577.4773
2011-06-30   12729.992     14441.4335
2011-07-31   12743.691     14290.5354
2011-08-31   12817.392     13719.4721
2011-09-30   12815.887     13007.8529
2011-10-31   12804.496     13810.5215
2011-11-30   12787.131     13600.7156
2011-12-31   12859.429     13626.9411
2012-01-31   12895.356     14052.4739
2012-02-29   12912.347     14471.7482
2012-03-31   12908.599      14581.701
2012-04-30   12919.733      14487.378
2012-05-31    12914.74     13734.7731
2012-06-30   12930.144     14161.2434
2012-07-31   12952.717     14280.3619
2012-08-31   12984.115     14511.4276
2012-09-30   12998.816     14757.2065
             13005.755     14700.5242

AVERAGE ANNUAL  ONE   FIVE     FROM
TOTAL RETURN    YEAR  YEARS 12/24/2003
--------------  ----  ----- ----------
                8.05% 1.58%    5.49%

..   Global 60/40 Composite Index (MSCI/ Citigroup) is an unmanaged hypothetical
    Index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Citigroup bond indices copyright 2012 by Citigroup.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data copyright MSCI 2012, all rights reserved. Citigroup bond indices copyright 2012 by Citigroup.

GLOBAL ALLOCATION 25/75 PORTFOLIO CLASS R2 VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP), MSCI WORLD INDEX (NET DIVIDENDS), CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]



                                                                                                      GLOBAL
                                                                                                    ALLOCATION
                                                                                                      25/75
                                                                                                    PORTFOLIO  MSCI WORLD
                                                                                                     - CLASS     INDEX
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS BENCHMARK1RETURNS BENCHMARK2RETURNS  ENDDATE       R2     (NET DIV.)
---------   ---------- ----------- ----------------- ----------------- ----------------- ---------- ---------- ----------
2003-12-24  2003-12-31     0.40%          1.96%             0.04%             0.22%         12/2003     10000      10000
2003-12-31  2004-01-31     0.90%          1.60%             0.23%             0.57%         12/2003     10040  10195.592
2004-01-31  2004-02-29     1.09%          1.67%             0.42%             0.73%         01/2004     10130  10359.189
2004-02-29  2004-03-31     0.51%         -0.66%             0.22%             0.00%         02/2004     10240  10532.654
2004-03-31  2004-04-30    -2.24%         -2.05%            -0.40%            -0.81%         03/2004 10291.979  10462.759
2004-04-30  2004-05-31     0.00%          0.91%             0.00%             0.23%         04/2004 10061.486  10248.467
2004-05-31  2004-06-30     0.88%          2.05%             0.02%             0.53%         05/2004 10061.486  10341.836
2004-06-30  2004-07-31    -0.60%         -3.26%             0.25%            -0.63%         06/2004 10149.963  10554.146
2004-07-31  2004-08-31     1.00%          0.44%             0.50%             0.48%         07/2004 10089.546  10209.554
2004-08-31  2004-09-30     0.70%          1.89%             0.07%             0.53%         08/2004  10190.24  10254.428
2004-09-30  2004-10-31     0.89%          2.45%             0.33%             0.86%         09/2004 10261.938  10448.416
2004-10-31  2004-11-30     0.88%          5.25%             0.12%             1.40%         10/2004  10352.93  10704.093
2004-11-30  2004-12-31     1.24%          3.82%             0.16%             1.08%         11/2004 10443.923  11266.393
2004-12-31  2005-01-31    -0.29%         -2.25%             0.24%            -0.38%         12/2004 10573.793  11696.466
2005-01-31  2005-02-28     0.48%          3.17%             0.03%             0.81%         01/2005 10543.233  11433.127
2005-02-28  2005-03-31    -0.77%         -1.93%             0.23%            -0.31%         02/2005 10594.166  11795.302
2005-03-31  2005-04-30    -0.10%         -2.18%             0.54%            -0.14%         03/2005 10512.673  11567.336
2005-04-30  2005-05-31     1.16%          1.78%             0.41%             0.75%         04/2005 10502.486  11315.288
2005-05-31  2005-06-30     0.77%          0.87%             0.37%             0.50%         05/2005 10624.726  11516.331
2005-06-30  2005-07-31     0.86%          3.49%            -0.04%             0.85%         06/2005 10706.415  11615.984
2005-07-31  2005-08-31     0.57%          0.75%             0.41%             0.50%         07/2005 10798.536  12021.749
2005-08-31  2005-09-30     0.09%          2.60%             0.01%             0.66%         08/2005 10859.949  12112.335
2005-09-30  2005-10-31    -0.66%         -2.43%             0.05%            -0.57%         09/2005 10870.107  12426.937
2005-10-31  2005-11-30     1.05%          3.33%             0.28%             1.04%         10/2005 10798.188  12125.446
2005-11-30  2005-12-31     0.55%          2.22%             0.35%             0.82%         11/2005 10911.204   12529.46
2005-12-31  2006-01-31     1.54%          4.47%             0.27%             1.32%         12/2005  10971.09  12807.045
2006-01-31  2006-02-28     0.19%         -0.15%             0.18%             0.10%         01/2006 11140.201  13378.922
2006-02-28  2006-03-31     0.69%          2.20%             0.10%             0.62%         02/2006  11161.34  13359.004
2006-03-31  2006-04-30     0.75%          3.04%             0.36%             1.03%         03/2006 11238.628  13652.755
2006-04-30  2006-05-31    -0.65%         -3.42%             0.32%            -0.61%         04/2006 11323.288  14067.264
2006-05-31  2006-06-30     0.09%         -0.03%             0.27%             0.19%         05/2006  11249.21   13586.74
2006-06-30  2006-07-31     0.28%          0.62%             0.64%             0.64%         06/2006 11259.793  13582.756
2006-07-31  2006-08-31     1.12%          2.60%             0.67%             1.15%         07/2006  11291.54  13667.524
2006-08-31  2006-09-30     0.65%          1.19%             0.43%             0.62%         08/2006  11418.53  14022.294
2006-09-30  2006-10-31     1.29%          3.67%             0.37%             1.19%         09/2006 11492.608  14189.491
2006-10-31  2006-11-30     1.00%          2.45%             0.46%             0.95%         10/2006 11640.763  14710.285
2006-11-30  2006-12-31     0.62%          2.03%             0.20%             0.66%         11/2006 11757.171  15070.512
2006-12-31  2007-01-31     0.82%          1.18%             0.38%             0.58%         12/2006 11830.476  15376.911
2007-01-31  2007-02-28     0.18%         -0.52%             0.55%             0.28%         01/2007 11927.008  15558.439
2007-02-28  2007-03-31     0.72%          1.83%             0.35%             0.72%         02/2007 11948.459  15477.476
2007-03-31  2007-04-30     1.07%          4.41%             0.34%             1.35%         03/2007 12034.265  15760.797
2007-04-30  2007-05-31     1.15%          2.80%             0.07%             0.76%         04/2007 12162.974   16455.88
2007-05-31  2007-06-30     0.00%         -0.77%             0.37%             0.08%         05/2007 12302.408  16916.964
2007-06-30  2007-07-31    -0.52%         -2.21%             0.71%            -0.02%         06/2007 12302.408  16786.478
2007-07-31  2007-08-31     0.44%         -0.08%             0.89%             0.65%         07/2007 12238.054  16414.719
2007-08-31  2007-09-30     1.14%          4.76%             0.56%             1.61%         08/2007 12291.683  16402.265
2007-09-30  2007-10-31     1.05%          3.07%             0.43%             1.09%         09/2007 12432.291  17182.283
2007-10-31  2007-11-30    -1.21%         -4.09%             0.94%            -0.32%         10/2007 12562.586  17709.291
2007-11-30  2007-12-31    -0.02%         -1.29%             0.30%            -0.10%         11/2007 12410.576   16985.41
2007-12-31  2008-01-31    -1.16%         -7.64%             1.20%            -1.01%         12/2007 12407.567  16766.277
2008-01-31  2008-02-29    -0.27%         -0.58%             0.54%             0.26%         01/2008 12263.936  15485.006
2008-02-29  2008-03-31    -0.08%         -0.96%             0.00%            -0.24%         02/2008  12230.79   15395.38
2008-03-31  2008-04-30     0.99%          5.26%            -0.37%             1.04%         03/2008 12220.858  15247.815
2008-04-30  2008-05-31     0.54%          1.52%            -0.32%             0.14%         04/2008 12342.404  16049.209
2008-05-31  2008-06-30    -2.16%         -7.98%             0.04%            -1.96%         05/2008 12408.701  16293.933
2008-06-30  2008-07-31    -0.09%         -2.44%             0.55%            -0.20%         06/2008 12141.086  14994.374
2008-07-31  2008-08-31     0.27%         -1.40%             0.46%            -0.01%         07/2008 12130.018      14628
2008-08-31  2008-09-30    -3.29%        -11.89%             0.66%            -2.48%         08/2008 12163.221  14422.523
2008-09-30  2008-10-31    -4.83%        -18.96%             1.24%            -3.81%         09/2008  11762.82  12707.136
2008-10-31  2008-11-30    -1.20%         -6.47%             0.68%            -1.11%         10/2008 11194.191  10297.851
2008-11-30  2008-12-31     2.07%          3.21%             0.74%             1.36%         11/2008 11060.396  9631.2844
2008-12-31  2009-01-31    -2.61%         -8.76%             0.21%            -2.03%         12/2008 11289.338  9940.2925
2009-01-31  2009-02-28    -2.88%        -10.24%             0.16%            -2.44%         01/2009 10994.932   9069.466
2009-02-28  2009-03-31     3.50%          7.54%             0.41%             2.19%         02/2009  10677.88  8141.1222
2009-03-31  2009-04-30     4.00%         11.22%             0.07%             2.86%         03/2009 11051.549  8755.0347
2009-04-30  2009-05-31     2.86%          9.06%             0.20%             2.41%         04/2009 11493.158  9737.1694
2009-05-31  2009-06-30     0.35%         -0.45%             0.09%            -0.05%         05/2009 11821.534  10619.415
2009-06-30  2009-07-31     2.88%          8.47%             0.24%             2.30%         06/2009 11862.348  10571.505
2009-07-31  2009-08-31     1.58%          4.13%             0.25%             1.22%         07/2009 12203.547  11466.881
2009-08-31  2009-09-30     1.86%          3.99%             0.23%             1.17%         08/2009 12396.893  11939.945
2009-09-30  2009-10-31    -0.54%         -1.78%             0.10%            -0.37%         09/2009 12627.689  12415.851
2009-10-31  2009-11-30     1.92%          4.09%             0.31%             1.26%         10/2009 12558.874  12194.957
2009-11-30  2009-12-31     0.13%          1.80%            -0.22%             0.28%         11/2009 12799.729  12693.277
2009-12-31  2010-01-31    -0.18%         -4.13%             0.26%            -0.84%         12/2009 12816.065  12921.213
2010-01-31  2010-02-28     0.64%          1.41%             0.31%             0.58%         01/2010 12792.847  12387.168
2010-02-28  2010-03-31     1.83%          6.19%            -0.01%             1.54%         02/2010 12874.108  12561.785
2010-03-31  2010-04-30     1.15%          0.01%            -0.02%            -0.01%         03/2010 13109.874   13339.74
2010-04-30  2010-05-31    -2.37%         -9.58%             0.40%            -2.09%         04/2010 13260.963  13341.615
2010-05-31  2010-06-30    -0.57%         -3.43%             0.11%            -0.78%         05/2010 12947.163  12063.643
2010-06-30  2010-07-31     2.27%          8.11%             0.22%             2.19%         06/2010 12872.877  11650.027
2010-07-31  2010-08-31    -0.71%         -3.73%             0.22%            -0.77%         07/2010 13164.647  12594.531
2010-08-31  2010-09-30     2.92%          9.32%            -0.06%             2.29%         08/2010 13071.281  12124.314
2010-09-30  2010-10-31     1.48%          3.73%             0.10%             1.01%         09/2010   13452.7  13254.855
2010-10-31  2010-11-30    -0.60%         -2.16%            -0.25%            -0.72%         10/2010 13651.913  13748.935
2010-11-30  2010-12-31     1.58%          7.35%             0.05%             1.87%         11/2010 13569.884  13452.102
2010-12-31  2011-01-31     0.68%          2.26%             0.00%             0.57%         12/2010 13783.813  14441.175
2011-01-31  2011-02-28     0.93%          3.50%            -0.03%             0.85%         01/2011 13878.142  14767.428
2011-02-28  2011-03-31     0.24%         -0.99%            -0.05%            -0.28%         02/2011 14007.844  15284.477
2011-03-31  2011-04-30     1.60%          4.25%             0.17%             1.19%         03/2011 14040.973  15133.745
2011-04-30  2011-05-31    -0.17%         -2.07%             0.28%            -0.31%         04/2011 14265.723  15776.663
2011-05-31  2011-06-30    -0.43%         -1.58%             0.04%            -0.37%         05/2011 14242.065   15449.37
2011-06-30  2011-07-31     0.25%         -1.81%             0.11%            -0.37%         06/2011  14180.82  15204.969
2011-07-31  2011-08-31    -1.59%         -7.05%             0.58%            -1.33%         07/2011  14216.42  14929.267
2011-08-31  2011-09-30    -3.01%         -8.64%            -0.01%            -2.17%         08/2011 13990.951  13877.394
2011-09-30  2011-10-31     3.33%         10.34%            -0.09%             2.52%         09/2011  13569.95  12678.796
2011-10-31  2011-11-30    -0.59%         -2.44%            -0.14%            -0.71%         10/2011 14022.281  13990.248
2011-11-30  2011-12-31     0.04%         -0.06%             0.57%             0.41%         11/2011 13938.957   13648.67
2011-12-31  2012-01-31     2.24%          5.02%             0.28%             1.46%         12/2011 13944.397  13641.087
2012-01-31  2012-02-29     1.26%          4.88%             0.13%             1.32%         01/2012 14256.405  14325.637
2012-02-29  2012-03-31     0.23%          1.29%            -0.03%             0.30%         02/2012 14436.411  15025.427
2012-03-31  2012-04-30     0.08%         -1.14%             0.09%            -0.22%         03/2012 14470.052  15218.601
2012-04-30  2012-05-31    -1.91%         -8.63%            -0.04%            -2.19%         04/2012  14482.06  15045.779
2012-05-31  2012-06-30     1.02%          5.10%             0.12%             1.36%         05/2012 14205.868  13746.966
2012-06-30  2012-07-31     0.67%          1.29%             0.17%             0.45%         06/2012 14350.579   14447.45
2012-07-31  2012-08-31     0.84%          2.54%             0.24%             0.82%         07/2012 14447.135  14633.179
2012-08-31  2012-09-30     1.02%          2.75%             0.11%             0.77%         08/2012 14567.829  15004.155
2012-09-30  2012-10-31    -0.08%         -0.68%             0.05%            -0.13%         09/2012 14716.398   15416.37
                                                                                         10/31/2012 14704.306  15312.194

             CITIGROUP
               WORLD
            GOVERNMENT    GLOBAL
            BOND INDEX,   25/75
            1-3 YEARS,  COMPOSITE
             CURRENCY-    INDEX
             HEDGED IN    (MSCI/
BEGINDATE    USD TERMS  CITIGROUP)
---------   ----------- ----------
2003-12-24       10000       10000
2003-12-31   10004.244  10021.7306
2004-01-31   10027.262  10079.2264
2004-02-29   10069.073  10152.9413
2004-03-31   10091.248  10152.8678
2004-04-30   10051.015  10070.5219
2004-05-31    10050.72  10093.2371
2004-06-30   10053.026  10146.7761
2004-07-31    10078.29  10083.0778
2004-08-31   10128.275  10131.6635
2004-09-30   10135.854  10185.2666
2004-10-31   10169.328  10272.8038
2004-11-30   10181.086  10416.6226
2004-12-31    10197.81  10528.8643
2005-01-31   10222.349  10488.6034
2005-02-28   10225.165  10573.8341
2005-03-31   10248.284  10540.6746
2005-04-30   10303.365  10525.7448
2005-05-31   10345.145    10604.51
2005-06-30   10383.669  10657.0682
2005-07-31   10379.924  10747.2526
2005-08-31   10422.583  10800.6249
2005-09-30   10423.898  10871.7801
2005-10-31   10429.209  10809.9935
2005-11-30   10458.674  10922.9453
2005-12-31     10495.4  11012.2109
2006-01-31   10523.849   11157.531
2006-02-28   10543.126   11168.707
2006-03-31   10553.415  11238.2783
2006-04-30   10591.126  11353.6981
2006-05-31   10625.423  11284.3152
2006-06-30   10654.021   11306.267
2006-07-31   10722.112  11378.1018
2006-08-31    10794.12  11509.2475
2006-09-30   10840.408  11580.5714
2006-10-31   10880.018  11718.5666
2006-11-30   10929.674  11830.4212
2006-12-31   10951.289   11908.099
2007-01-31   10992.593  11976.9281
2007-02-28   11053.379   12011.019
2007-03-31    11092.27  12097.6806
2007-04-30   11129.439  12261.4675
2007-05-31   11137.744  12354.2189
2007-06-30   11178.634  12364.4129
2007-07-31   11257.734  12361.5743
2007-08-31   11357.818  12441.6529
2007-09-30   11421.768  12642.1096
2007-10-31    11470.82  12779.7675
2007-11-30   11578.519  12739.1629
2007-12-31   11612.785  12726.3511
2008-01-31   11752.618  12598.1471
2008-02-29   11815.773  12630.6915
2008-03-31   11816.219  12600.7829
2008-04-30   11772.665   12731.516
2008-05-31   11734.688  12749.2475
2008-06-30    11739.91  12499.2912
2008-07-31   11804.079  12474.1787
2008-08-31   11857.892   12473.024
2008-09-30   11936.565  12164.2106
2008-10-31   12085.012  11701.0828
2008-11-30   12167.483  11571.6217
2008-12-31   12257.407  11728.5771
2009-01-31   12282.867  11489.9762
2009-02-28   12302.247  11209.5462
2009-03-31   12352.331  11455.0979
2009-04-30   12361.379  11782.6471
2009-05-31   12385.739  12066.9565
2009-06-30    12396.75  12061.3921
2009-07-31    12426.74  12338.6671
2009-08-31   12457.582  12488.8922
2009-09-30   12486.524  12635.0997
2009-10-31   12498.702  12588.1435
2009-11-30   12537.924  12746.3675
2009-12-31    12509.75  12782.1074
2010-01-31    12542.66  12675.2532
2010-02-28   12581.259  12749.1781
2010-03-31   12580.433  12945.9407
2010-04-30   12577.881   12944.426
2010-05-31   12628.301  12673.3616
2010-06-30   12641.672  12574.7953
2010-07-31   12669.357  12850.3186
2010-08-31    12697.67  12751.9151
2010-09-30   12690.555  13043.8219
2010-10-31   12703.581   13175.416
2010-11-30   12672.318  13079.9851
2010-12-31   12678.205   13324.971
2011-01-31   12678.712  13400.6293
2011-02-28   12674.963   13514.956
2011-03-31   12668.497   13476.465
2011-04-30   12689.687  13636.4993
2011-05-31   12724.926  13594.1772
2011-06-30   12729.992  13544.4725
2011-07-31   12743.691  13494.0057
2011-08-31   12817.392  13314.8491
2011-09-30   12815.887  13026.1741
2011-10-31   12804.496  13354.3362
2011-11-30   12787.131    13259.24
2011-12-31   12859.429  13313.6241
2012-01-31   12895.356  13508.5506
2012-02-29   12912.347  13686.8691
2012-03-31   12908.599  13727.8801
2012-04-30   12919.733  13697.7871
2012-05-31    12914.74  13398.2051
2012-06-30   12930.144  13580.8685
2012-07-31   12952.717  13642.2972
2012-08-31   12984.115  13753.5637
2012-09-30   12998.816  13859.7072
             13005.755

AVERAGE ANNUAL  ONE   FIVE     FROM
TOTAL RETURN    YEAR  YEARS 12/24/2003
--------------  ----  ----- ----------
                4.86% 3.20%    4.45%

..   Global 25/75 Composite Index (MSCI/ Citigroup) is an unmanaged hypothetical
    Index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Citigroup bond indices copyright 2012 by Citigroup.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data copyright MSCI 2012, all rights reserved. Citigroup bond indices copyright 2012 by Citigroup.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                   GLOBAL
                                                                   EQUITY        MSCI
                                                                 PORTFOLIO -    WORLD
                                                                INSTITUTIONAL INDEX (NET
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS  ENDDATE       CLASS       DIV.)
---------   ---------- ----------- ----------------- ---------- ------------- ----------
2003-12-24  2003-12-31     1.80%          1.96%         12/2003       10000        10000
2003-12-31  2004-01-31     2.36%          1.60%         12/2003       10180   10195.5922
2004-01-31  2004-02-29     2.11%          1.67%         01/2004       10420   10359.1894
2004-02-29  2004-03-31     0.35%         -0.66%         02/2004       10640    10532.654
2004-03-31  2004-04-30    -2.81%         -2.05%         03/2004       10677   10462.7593
2004-04-30  2004-05-31     0.68%          0.91%         04/2004  10376.8032   10248.4667
2004-05-31  2004-06-30     3.19%          2.05%         05/2004  10446.8491   10341.8359
2004-06-30  2004-07-31    -3.82%         -3.26%         06/2004  10780.5953   10554.1462
2004-07-31  2004-08-31     0.39%          0.44%         07/2004   10368.662   10209.5544
2004-08-31  2004-09-30     2.88%          1.89%         08/2004  10408.8506   10254.4276
2004-09-30  2004-10-31     2.16%          2.45%         09/2004  10708.6857   10448.4162
2004-10-31  2004-11-30     6.45%          5.25%         10/2004  10940.3882   10704.0933
2004-11-30  2004-12-31     4.02%          3.82%         11/2004  11645.5697   11266.3927
2004-12-31  2005-01-31    -1.93%         -2.25%         12/2004  12113.7851   11696.4659
2005-01-31  2005-02-28     3.07%          3.17%         01/2005  11880.4375   11433.1274
2005-02-28  2005-03-31    -1.97%         -1.93%         02/2005  12245.6773   11795.3016
2005-03-31  2005-04-30    -3.21%         -2.18%         03/2005  12004.8065   11567.3358
2005-04-30  2005-05-31     3.06%          1.78%         04/2005  11618.8652   11315.2875
2005-05-31  2005-06-30     1.96%          0.87%         05/2005  11974.3374   11516.3309
2005-06-30  2005-07-31     4.85%          3.49%         06/2005  12208.5345   11615.9839
2005-07-31  2005-08-31     0.24%          0.75%         07/2005  12800.0925   12021.7492
2005-08-31  2005-09-30     1.79%          2.60%         08/2005  12830.6904   12112.3352
2005-09-30  2005-10-31    -2.43%         -2.43%         09/2005  13060.3708    12426.937
2005-10-31  2005-11-30     3.69%          3.33%         10/2005  12743.3219   12125.4458
2005-11-30  2005-12-31     1.72%          2.22%         11/2005  13213.7816   12529.4597
2005-12-31  2006-01-31     5.55%          4.47%         12/2005  13440.6695   12807.0451
2006-01-31  2006-02-28     0.15%         -0.15%         01/2006  14186.7812   13378.9218
2006-02-28  2006-03-31     2.85%          2.20%         02/2006  14208.0987   13359.0042
2006-03-31  2006-04-30     2.41%          3.04%         03/2006  14612.4434   13652.7547
2006-04-30  2006-05-31    -4.06%         -3.42%         04/2006   14964.422   14067.2636
2006-05-31  2006-06-30    -0.21%         -0.03%         05/2006   14356.459     13586.74
2006-06-30  2006-07-31    -0.60%          0.62%         06/2006  14326.3518   13582.7565
2006-07-31  2006-08-31     2.48%          2.60%         07/2006  14240.5653   13667.5243
2006-08-31  2006-09-30     1.65%          1.19%         08/2006  14594.4348    14022.294
2006-09-30  2006-10-31     4.13%          3.67%         09/2006  14835.7939   14189.4913
2006-10-31  2006-11-30     2.92%          2.45%         10/2006   15449.021   14710.2846
2006-11-30  2006-12-31     1.83%          2.03%         11/2006  15900.8726   15070.5121
2006-12-31  2007-01-31     2.03%          1.18%         12/2006  16192.6268    15376.911
2007-01-31  2007-02-28    -0.66%         -0.52%         01/2007  16520.8557   15558.4389
2007-02-28  2007-03-31     1.60%          1.83%         02/2007  16411.4461   15477.4765
2007-03-31  2007-04-30     3.75%          4.41%         03/2007  16673.4101    15760.797
2007-04-30  2007-05-31     3.74%          2.80%         04/2007  17297.8414   16455.8803
2007-05-31  2007-06-30    -1.26%         -0.77%         05/2007  17944.1825   16916.9642
2007-06-30  2007-07-31    -3.48%         -2.21%         06/2007  17717.6694   16786.4778
2007-07-31  2007-08-31    -0.13%         -0.08%         07/2007  17100.6361   16414.7192
2007-08-31  2007-09-30     3.48%          4.76%         08/2007  17078.5992   16402.2653
2007-09-30  2007-10-31     2.82%          3.07%         09/2007  17673.7309   17182.2832
2007-10-31  2007-11-30    -5.78%         -4.09%         10/2007  18171.4267    17709.291
2007-11-30  2007-12-31    -1.25%         -1.29%         11/2007  17120.7355   16985.4097
2007-12-31  2008-01-31    -6.24%         -7.64%         12/2007  16906.4593   16766.2765
2008-01-31  2008-02-29    -1.72%         -0.58%         01/2008  15851.2239    15485.006
2008-02-29  2008-03-31    -0.54%         -0.96%         02/2008  15578.9051   15395.3801
2008-03-31  2008-04-30     4.92%          5.26%         03/2008  15494.3559   15247.8152
2008-04-30  2008-05-31     2.24%          1.52%         04/2008  16256.5599   16049.2086
2008-05-31  2008-06-30    -9.18%         -7.98%         05/2008  16620.5976   16293.9334
2008-06-30  2008-07-31    -1.22%         -2.44%         06/2008  15095.4529   14994.3744
2008-07-31  2008-08-31    -0.31%         -1.40%         07/2008  14911.9216   14627.9998
2008-08-31  2008-09-30   -10.58%        -11.89%         08/2008  14866.0387   14422.5231
2008-09-30  2008-10-31   -20.80%        -18.96%         09/2008  13293.6652   12707.1359
2008-10-31  2008-11-30    -8.10%         -6.47%         10/2008  10528.9515   10297.8508
2008-11-30  2008-12-31     4.85%          3.21%         11/2008  9676.49807   9631.28438
2008-12-31  2009-01-31   -10.42%         -8.76%         12/2008  10146.0121   9940.29252
2009-01-31  2009-02-28   -11.00%        -10.24%         01/2009   9088.4095   9069.46601
2009-02-28  2009-03-31     9.52%          7.54%         02/2009  8088.91689   8141.12215
2009-03-31  2009-04-30    14.36%         11.22%         03/2009  8859.11403   8755.03474
2009-04-30  2009-05-31     8.53%          9.06%         04/2009  10131.3715   9737.16936
2009-05-31  2009-06-30    -0.27%         -0.45%         05/2009   10995.106   10619.4151
2009-06-30  2009-07-31     9.32%          8.47%         06/2009   10965.161   10571.5054
2009-07-31  2009-08-31     4.41%          4.13%         07/2009  11987.6358   11466.8807
2009-08-31  2009-09-30     5.06%          3.99%         08/2009  12516.5021   11939.9452
2009-09-30  2009-10-31    -3.68%         -1.78%         09/2009  13149.9837    12415.851
2009-10-31  2009-11-30     4.10%          4.09%         10/2009  12666.4417   12194.9571
2009-11-30  2009-12-31     3.50%          1.80%         11/2009  13185.3648   12693.2775
2009-12-31  2010-01-31    -3.65%         -4.13%         12/2009  13647.2132   12921.2131
2010-01-31  2010-02-28     2.71%          1.41%         01/2010  13149.2262   12387.1676
2010-02-28  2010-03-31     7.28%          6.19%         02/2010  13504.9312   12561.7848
2010-03-31  2010-04-30     2.13%          0.01%         03/2010  14488.4693   13339.7404
2010-04-30  2010-05-31    -9.23%         -9.58%         04/2010    14797.24   13341.6146
2010-05-31  2010-06-30    -4.68%         -3.43%         05/2010  13431.5236   12063.6434
2010-06-30  2010-07-31     8.50%          8.11%         06/2010  12802.4369    11650.027
2010-07-31  2010-08-31    -4.91%         -3.73%         07/2010  13890.2256   12594.5309
2010-08-31  2010-09-30    10.57%          9.32%         08/2010  13208.8634   12124.3137
2010-09-30  2010-10-31     3.70%          3.73%         09/2010  14605.6192   13254.8552
2010-10-31  2010-11-30    -0.63%         -2.16%         10/2010  15145.6791   13748.9352
2010-11-30  2010-12-31     8.23%          7.35%         11/2010  15049.6684    13452.102
2010-12-31  2011-01-31     1.70%          2.26%         12/2010  16288.2879   14441.1754
2011-01-31  2011-02-28     3.50%          3.50%         01/2011  16565.9977   14767.4283
2011-02-28  2011-03-31     0.61%         -0.99%         02/2011  17145.5662   15284.4767
2011-03-31  2011-04-30     3.51%          4.25%         03/2011  17249.6719   15133.7447
2011-04-30  2011-05-31    -2.03%         -2.07%         04/2011  17854.4991   15776.6633
2011-05-31  2011-06-30    -1.84%         -1.58%         05/2011  17491.6028   15449.3704
2011-06-30  2011-07-31    -2.62%         -1.81%         06/2011  17169.5025   15204.9693
2011-07-31  2011-08-31    -8.01%         -7.05%         07/2011  16718.9553   14929.2674
2011-08-31  2011-09-30   -10.67%         -8.64%         08/2011  15379.4906   13877.3937
2011-09-30  2011-10-31    12.02%         10.34%         09/2011   13739.242   12678.7957
2011-10-31  2011-11-30    -1.51%         -2.44%         10/2011  15390.8873   13990.2483
2011-11-30  2011-12-31    -0.51%         -0.06%         11/2011  15158.4335   13648.6699
2011-12-31  2012-01-31     6.54%          5.02%         12/2011  15081.7016   13641.0869
2012-01-31  2012-02-29     4.60%          4.88%         01/2012  16067.4337   14325.6371
2012-02-29  2012-03-31     1.33%          1.29%         02/2012  16806.7328   15025.4274
2012-03-31  2012-04-30    -1.38%         -1.14%         03/2012  17030.1739   15218.6015
2012-04-30  2012-05-31    -8.52%         -8.63%         04/2012  16795.7005   15045.7792
2012-05-31  2012-06-30     4.55%          5.10%         05/2012  15364.1786   13746.9663
2012-06-30  2012-07-31     0.39%          1.29%         06/2012  16063.4454   14447.4503
2012-07-31  2012-08-31     2.93%          2.54%         07/2012  16125.6586   14633.1791
2012-08-31  2012-09-30     3.30%          2.75%         08/2012  16598.4788   15004.1552
2012-09-30  2012-10-31    -0.36%         -0.68%         09/2012  17146.5582   15416.3699
                                                     10/31/2012  17084.0708    15312.194

AVERAGE ANNUAL  ONE    FIVE      FROM
TOTAL RETURN    YEAR   YEARS  12/24/2003
--------------  ----   -----  ----------
                11.00% -1.23%    6.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

GLOBAL ALLOCATION 60/40 PORTFOLIO INSTITUTIONAL CLASS VS.
GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP), MSCI WORLD INDEX (NET DIVIDENDS), CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]



                                                                                                       GLOBAL
                                                                                                     ALLOCATION
                                                                                                        60/40        MSCI
                                                                                                     PORTFOLIO -    WORLD
                                                                                                    INSTITUTIONAL INDEX (NET
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS BENCHMARK1RETURNS BENCHMARK2RETURNS  ENDDATE       CLASS       DIV.)
---------   ---------- ----------- ----------------- ----------------- ----------------- ---------- ------------- ----------
2003-12-24  2003-12-31     1.10%          1.96%             0.04%             0.46%         12/2003       10000        10000
2003-12-31  2004-01-31     0.79%          1.60%             0.23%             1.05%         12/2003       10110   10195.5922
2004-01-31  2004-02-29     1.57%          1.67%             0.42%             1.17%         01/2004       10190   10359.1894
2004-02-29  2004-03-31     0.47%         -0.66%             0.22%            -0.31%         02/2004       10350    10532.654
2004-03-31  2004-04-30    -2.50%         -2.05%            -0.40%            -1.39%         03/2004       10399   10462.7593
2004-04-30  2004-05-31     0.40%          0.91%             0.00%             0.55%         04/2004  10138.5241   10248.4667
2004-05-31  2004-06-30     1.94%          2.05%             0.02%             1.24%         05/2004  10178.5973   10341.8359
2004-06-30  2004-07-31    -2.13%         -3.26%             0.25%            -1.86%         06/2004  10376.4191   10554.1462
2004-07-31  2004-08-31     0.79%          0.44%             0.50%             0.46%         07/2004  10155.0018   10209.5544
2004-08-31  2004-09-30     1.76%          1.89%             0.07%             1.16%         08/2004  10235.5172   10254.4276
2004-09-30  2004-10-31     1.36%          2.45%             0.33%             1.60%         09/2004  10416.0548   10448.4162
2004-10-31  2004-11-30     3.64%          5.25%             0.12%             3.20%         10/2004  10557.4949   10704.0933
2004-11-30  2004-12-31     2.62%          3.82%             0.16%             2.36%         11/2004  10941.4038   11266.3927
2004-12-31  2005-01-31    -1.18%         -2.25%             0.24%            -1.25%         12/2004  11228.0511   11696.4659
2005-01-31  2005-02-28     1.74%          3.17%             0.03%             1.91%         01/2005  11096.0758   11433.1274
2005-02-28  2005-03-31    -1.35%         -1.93%             0.23%            -1.07%         02/2005  11288.9627   11795.3016
2005-03-31  2005-04-30    -1.46%         -2.18%             0.54%            -1.09%         03/2005  11137.0507   11567.3358
2005-04-30  2005-05-31     2.04%          1.78%             0.41%             1.23%         04/2005  10974.1688   11315.2875
2005-05-31  2005-06-30     1.37%          0.87%             0.37%             0.67%         05/2005  11198.1315   11516.3309
2005-06-30  2005-07-31     2.70%          3.49%            -0.04%             2.08%         06/2005  11351.2493   11615.9839
2005-07-31  2005-08-31     0.53%          0.75%             0.41%             0.62%         07/2005  11658.0399   12021.7492
2005-08-31  2005-09-30     0.79%          2.60%             0.01%             1.56%         08/2005   11719.398   12112.3352
2005-09-30  2005-10-31    -1.48%         -2.43%             0.05%            -1.44%         09/2005  11811.4707    12426.937
2005-10-31  2005-11-30     2.29%          3.33%             0.28%             2.11%         10/2005   11637.018   12125.4458
2005-11-30  2005-12-31     1.12%          2.22%             0.35%             1.47%         11/2005   11903.828   12529.4597
2005-12-31  2006-01-31     3.36%          4.47%             0.27%             2.79%         12/2005  12036.5873   12807.0451
2006-01-31  2006-02-28     0.17%         -0.15%             0.18%            -0.02%         01/2006  12440.9996   13378.9218
2006-02-28  2006-03-31     1.66%          2.20%             0.10%             1.36%         02/2006  12462.2844   13359.0042
2006-03-31  2006-04-30     1.60%          3.04%             0.36%             1.96%         03/2006  12668.8464   13652.7547
2006-04-30  2006-05-31    -2.15%         -3.42%             0.32%            -1.92%         04/2006  12871.1221   14067.2636
2006-05-31  2006-06-30    -0.05%         -0.03%             0.27%             0.09%         05/2006  12594.3237     13586.74
2006-06-30  2006-07-31    -0.08%          0.62%             0.64%             0.63%         06/2006  12588.4973   13582.7565
2006-07-31  2006-08-31     1.78%          2.60%             0.67%             1.83%         07/2006    12577.82   13667.5243
2006-08-31  2006-09-30     1.12%          1.19%             0.43%             0.89%         08/2006  12802.0426    14022.294
2006-09-30  2006-10-31     2.64%          3.67%             0.37%             2.35%         09/2006  12945.3562   14189.4913
2006-10-31  2006-11-30     1.93%          2.45%             0.46%             1.65%         10/2006  13287.4301   14710.2846
2006-11-30  2006-12-31     1.20%          2.03%             0.20%             1.30%         11/2006  13543.9854   15070.5121
2006-12-31  2007-01-31     1.34%          1.18%             0.38%             0.86%         12/2006  13707.0537    15376.911
2007-01-31  2007-02-28    -0.16%         -0.52%             0.55%            -0.09%         01/2007  13891.2592   15558.4389
2007-02-28  2007-03-31     1.11%          1.83%             0.35%             1.24%         02/2007   13869.588   15477.4765
2007-03-31  2007-04-30     2.40%          4.41%             0.34%             2.78%         03/2007   14023.486    15760.797
2007-04-30  2007-05-31     2.34%          2.80%             0.07%             1.71%         04/2007  14359.4428   16455.8803
2007-05-31  2007-06-30    -0.62%         -0.77%             0.37%            -0.32%         05/2007  14695.3996   16916.9642
2007-06-30  2007-07-31    -1.86%         -2.21%             0.71%            -1.05%         06/2007  14604.4777   16786.4778
2007-07-31  2007-08-31     0.23%         -0.08%             0.89%             0.31%         07/2007  14332.6148   16414.7192
2007-08-31  2007-09-30     2.21%          4.76%             0.56%             3.08%         08/2007  14365.2383   16402.2653
2007-09-30  2007-10-31     1.94%          3.07%             0.43%             2.01%         09/2007  14683.0499   17182.2832
2007-10-31  2007-11-30    -3.37%         -4.09%             0.94%            -2.08%         10/2007  14968.5841    17709.291
2007-11-30  2007-12-31    -0.57%         -1.29%             0.30%            -0.66%         11/2007  14463.4082   16985.4097
2007-12-31  2008-01-31    -3.50%         -7.64%             1.20%            -4.10%         12/2007  14380.8869   16766.2765
2008-01-31  2008-02-29    -0.97%         -0.58%             0.54%            -0.13%         01/2008   13877.276    15485.006
2008-02-29  2008-03-31    -0.26%         -0.96%             0.00%            -0.57%         02/2008  13742.9798   15395.3801
2008-03-31  2008-04-30     2.86%          5.26%            -0.37%             3.01%         03/2008  13707.6741   15247.8152
2008-04-30  2008-05-31     1.35%          1.52%            -0.32%             0.79%         04/2008  14099.9624   16049.2086
2008-05-31  2008-06-30    -5.33%         -7.98%             0.04%            -4.77%         05/2008  14290.5024   16293.9334
2008-06-30  2008-07-31    -0.67%         -2.44%             0.55%            -1.25%         06/2008  13528.4526   14994.3744
2008-07-31  2008-08-31    -0.67%         -1.40%             0.46%            -0.66%         07/2008   13438.338   14627.9998
2008-08-31  2008-09-30    -6.96%        -11.89%             0.66%            -6.87%         08/2008  13348.2234   14422.5231
2008-09-30  2008-10-31   -13.21%        -18.96%             1.24%           -10.88%         09/2008  12419.3087   12707.1359
2008-10-31  2008-11-30    -4.51%         -6.47%             0.68%            -3.61%         10/2008  10779.2361   10297.8508
2008-11-30  2008-12-31     3.76%          3.21%             0.74%             2.22%         11/2008  10292.8697   9631.28438
2008-12-31  2009-01-31    -6.75%         -8.76%             0.21%            -5.17%         12/2008  10679.5138   9940.29252
2009-01-31  2009-02-28    -6.66%        -10.24%             0.16%            -6.08%         01/2009  9959.16113   9069.46601
2009-02-28  2009-03-31     6.99%          7.54%             0.41%             4.69%         02/2009  9295.97933   8141.12215
2009-03-31  2009-04-30     9.10%         11.22%             0.07%             6.76%         03/2009  9946.02833   8755.03474
2009-04-30  2009-05-31     6.23%          9.06%             0.20%             5.52%         04/2009  10851.2544   9737.16936
2009-05-31  2009-06-30     0.03%         -0.45%             0.09%            -0.24%         05/2009  11527.3093   10619.4151
2009-06-30  2009-07-31     6.19%          8.47%             0.24%             5.18%         06/2009  11531.1598   10571.5054
2009-07-31  2009-08-31     3.01%          4.13%             0.25%             2.57%         07/2009  12245.3775   11466.8807
2009-08-31  2009-09-30     3.57%          3.99%             0.23%             2.48%         08/2009  12614.0059   11939.9452
2009-09-30  2009-10-31    -1.86%         -1.78%             0.10%            -1.03%         09/2009  13064.3106    12415.851
2009-10-31  2009-11-30     2.89%          4.09%             0.31%             2.58%         10/2009  12821.3075   12194.9571
2009-11-30  2009-12-31     1.62%          1.80%            -0.22%             0.99%         11/2009   13191.598   12693.2775
2009-12-31  2010-01-31    -1.91%         -4.13%             0.26%            -2.37%         12/2009   13405.492   12921.2131
2010-01-31  2010-02-28     1.68%          1.41%             0.31%             0.97%         01/2010  13149.4844   12387.1676
2010-02-28  2010-03-31     4.37%          6.19%            -0.01%             3.71%         02/2010  13370.5819   12561.7848
2010-03-31  2010-04-30     1.59%          0.01%            -0.02%             0.00%         03/2010  13955.1578   13339.7404
2010-04-30  2010-05-31    -5.76%         -9.58%             0.40%            -5.59%         04/2010  14176.6682   13341.6146
2010-05-31  2010-06-30    -2.41%         -3.43%             0.11%            -2.01%         05/2010  13360.5771   12063.6434
2010-06-30  2010-07-31     5.49%          8.11%             0.22%             4.95%         06/2010  13038.6033    11650.027
2010-07-31  2010-08-31    -2.64%         -3.73%             0.22%            -2.15%         07/2010  13753.8504   12594.5309
2010-08-31  2010-09-30     6.69%          9.32%            -0.06%             5.57%         08/2010  13390.3642   12124.3137
2010-09-30  2010-10-31     2.55%          3.73%             0.10%             2.28%         09/2010  14285.6452   13254.8552
2010-10-31  2010-11-30    -0.88%         -2.16%            -0.25%            -1.39%         10/2010  14650.4351   13748.9352
2010-11-30  2010-12-31     5.00%          7.35%             0.05%             4.43%         11/2010  14520.9935    13452.102
2010-12-31  2011-01-31     1.09%          2.26%             0.00%             1.36%         12/2010  15247.2673   14441.1754
2011-01-31  2011-02-28     2.23%          3.50%            -0.03%             2.09%         01/2011  15413.5148   14767.4283
2011-02-28  2011-03-31     0.56%         -0.99%            -0.05%            -0.61%         02/2011  15757.8845   15284.4767
2011-03-31  2011-04-30     2.85%          4.25%             0.17%             2.62%         03/2011  15846.0331   15133.7447
2011-04-30  2011-05-31    -1.10%         -2.07%             0.28%            -1.13%         04/2011  16298.4367   15776.6633
2011-05-31  2011-06-30    -1.05%         -1.58%             0.04%            -0.93%         05/2011  16119.8563   15449.3704
2011-06-30  2011-07-31    -0.83%         -1.81%             0.11%            -1.04%         06/2011  15950.9483   15204.9693
2011-07-31  2011-08-31    -4.39%         -7.05%             0.58%            -4.00%         07/2011    15819.32   14929.2674
2011-08-31  2011-09-30    -7.14%         -8.64%            -0.01%            -5.19%         08/2011  15125.2803   13877.3937
2011-09-30  2011-10-31     7.79%         10.34%            -0.09%             6.17%         09/2011   14044.814   12678.7957
2011-10-31  2011-11-30    -1.27%         -2.44%            -0.14%            -1.52%         10/2011  15139.0589   13990.2483
2011-11-30  2011-12-31    -0.19%         -0.06%             0.57%             0.19%         11/2011  14946.6642   13648.6699
2011-12-31  2012-01-31     4.57%          5.02%             0.28%             3.12%         12/2011  14918.4177   13641.0869
2012-01-31  2012-02-29     2.96%          4.88%             0.13%             2.98%         01/2012  15599.8463   14325.6371
2012-02-29  2012-03-31     0.67%          1.29%            -0.03%             0.76%         02/2012  16062.2442   15025.4274
2012-03-31  2012-04-30    -0.60%         -1.14%             0.09%            -0.65%         03/2012  16169.5257   15218.6015
2012-04-30  2012-05-31    -5.38%         -8.63%            -0.04%            -5.19%         04/2012  16072.0455   15045.7792
2012-05-31  2012-06-30     3.05%          5.10%             0.12%             3.11%         05/2012  15206.9089   13746.9663
2012-06-30  2012-07-31     0.63%          1.29%             0.17%             0.84%         06/2012  15670.9563   14447.4503
2012-07-31  2012-08-31     2.02%          2.54%             0.24%             1.62%         07/2012  15769.0531   14633.1791
2012-08-31  2012-09-30     2.21%          2.75%             0.11%             1.69%         08/2012  16087.8675   15004.1552
2012-09-30  2012-10-31    -0.22%         -0.68%             0.05%            -0.38%         09/2012  16442.6952   15416.3699
                                                                                         10/31/2012  16405.7729    15312.194

             CITIGROUP
               WORLD
            GOVERNMENT    GLOBAL
            BOND INDEX,   60/40
            1-3 YEARS,  COMPOSITE
             CURRENCY-    INDEX
             HEDGED IN    (MSCI/
BEGINDATE    USD TERMS  CITIGROUP)
---------   ----------- ----------
2003-12-24       10000       10000
2003-12-31  10004.2435  10046.2126
2004-01-31  10027.2619  10152.1787
2004-02-29  10069.0728  10271.1104
2004-03-31  10091.2484  10239.2631
2004-04-30  10051.0148  10097.1046
2004-05-31  10050.7196  10152.1801
2004-06-30  10053.0262  10278.1621
2004-07-31    10078.29  10087.1454
2004-08-31  10128.2748   10133.758
2004-09-30  10135.8543  10251.8149
2004-10-31  10169.3281  10415.8774
2004-11-30  10181.0858  10748.9899
2004-12-31  10197.8096  11002.2459
2005-01-31  10222.3487  10864.2107
2005-02-28  10225.1648  11071.8993
2005-03-31  10248.2835  10953.5217
2005-04-30  10303.3647  10833.8662
2005-05-31  10345.1449  10966.9327
2005-06-30   10383.669  11040.2078
2005-07-31  10379.9239  11270.0066
2005-08-31  10422.5832  11339.4864
2005-09-30  10423.8984  11516.7756
2005-10-31  10429.2087  11351.4766
2005-11-30   10458.674  11591.2404
2005-12-31  10495.3999  11761.6013
2006-01-31  10523.8487  12089.4702
2006-02-28  10543.1262  12087.5295
2006-03-31  10553.4147  12251.7231
2006-04-30  10591.1259  12492.4185
2006-05-31   10625.423   12252.563
2006-06-30  10654.0214  12263.5987
2006-07-31  10722.1124   12340.871
2006-08-31  10794.1202  12566.2228
2006-09-30   10840.408   12677.679
2006-10-31  10880.0175  12975.3914
2006-11-30  10929.6745  13189.7254
2006-12-31  10951.2887  13361.0553
2007-01-31  10992.5929  13475.8506
2007-02-28  11053.3793  13463.5828
2007-03-31    11092.27  13630.4045
2007-04-30  11129.4394  14009.3515
2007-05-31  11137.7437  14249.0529
2007-06-30  11178.6337  14204.0332
2007-07-31  11257.7337  14055.4961
2007-08-31   11357.818  14099.0806
2007-09-30  11421.7681  14533.1278
2007-10-31  11470.8199  14825.5457
2007-11-30  11578.5186  14517.6205
2007-12-31   11612.785  14422.4291
2008-01-31   11752.618  13830.6021
2008-02-29  11815.7726  13812.3003
2008-03-31  11816.2188  13733.0742
2008-04-30  11772.6645  14145.8954
2008-05-31  11734.6879  14257.0639
2008-06-30  11739.9096  13577.3392
2008-07-31  11804.0787  13407.9737
2008-08-31  11857.8916  13319.4201
2008-09-30   11936.565  12404.2564
2008-10-31  12085.0122  11054.8466
2008-11-30  12167.4827  10655.6833
2008-12-31  12257.4065  10892.3085
2009-01-31  12282.8672  10328.8214
2009-02-28  12302.2468  9700.98967
2009-03-31  12352.3313  10155.7117
2009-04-30  12361.3786  10842.2441
2009-05-31  12385.7388   11440.214
2009-06-30  12396.7499  11413.3145
2009-07-31  12426.7397  12004.3632
2009-08-31  12457.5818  12313.4237
2009-09-30  12486.5237  12619.3417
2009-10-31  12498.7021  12489.5563
2009-11-30  12537.9244  12811.4489
2009-12-31  12509.7497  12937.9677
2010-01-31  12542.6597  12630.7395
2010-02-28  12581.2587   12753.118
2010-03-31  12580.4329  13226.6661
2010-04-30  12577.8812   13226.708
2010-05-31   12628.301  12487.7376
2010-06-30   12641.672  12236.1322
2010-07-31   12669.357  12842.0638
2010-08-31  12697.6702  12565.8682
2010-09-30  12690.5555  13266.0805
2010-10-31  12703.5805  13568.2259
2010-11-30  12672.3175  13379.1105
2010-12-31  12678.2048  13971.8208
2011-01-31  12678.7115  14161.4337
2011-02-28  12674.9629  14457.2574
2011-03-31  12668.4972   14368.763
2011-04-30   12689.687  14744.6287
2011-05-31  12724.9264  14577.4773
2011-06-30  12729.9918  14441.4335
2011-07-31  12743.6905  14290.5354
2011-08-31  12817.3922  13719.4721
2011-09-30  12815.8874  13007.8529
2011-10-31  12804.4958  13810.5215
2011-11-30  12787.1307  13600.7156
2011-12-31  12859.4291  13626.9411
2012-01-31  12895.3563  14052.4739
2012-02-29  12912.3475  14471.7482
2012-03-31  12908.5987   14581.701
2012-04-30  12919.7326   14487.378
2012-05-31  12914.7402  13734.7731
2012-06-30  12930.1439  14161.2434
2012-07-31  12952.7166  14280.3619
2012-08-31  12984.1152  14511.4276
2012-09-30  12998.8164  14757.2065
            13005.7546  14700.5242

AVERAGE ANNUAL  ONE   FIVE     FROM
TOTAL RETURN    YEAR  YEARS 12/24/2003
--------------  ----  ----- ----------
                8.37% 1.85%    5.75%

..  Global 60/40 Composite Index (MSCI/Citigroup) is an unmanaged hypothetical
   Index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Citigroup bond indices copyright 2012 by Citigroup.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data copyright MSCI 2012, all rights reserved. Citigroup bond indices copyright 2012 by Citigroup.

GLOBAL ALLOCATION 25/75 PORTFOLIO INSTITUTIONAL CLASS VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP), MSCI WORLD INDEX (NET DIVIDENDS), CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS DECEMBER 24, 2003-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]



                                                                                                       GLOBAL
                                                                                                     ALLOCATION
                                                                                                        25/75        MSCI
                                                                                                     PORTFOLIO -    WORLD
                                                                                                    INSTITUTIONAL INDEX (NET
BEGINDATE    ENDDATE   FUNDRETURNS BENCHMARK0RETURNS BENCHMARK1RETURNS BENCHMARK2RETURNS  ENDDATE       CLASS       DIV.)
---------   ---------- ----------- ----------------- ----------------- ----------------- ---------- ------------- ----------
2003-12-24  2003-12-31     0.40%          1.96%             0.04%             0.22%         12/2003       10000        10000
2003-12-31  2004-01-31     0.90%          1.60%             0.23%             0.57%         12/2003       10040   10195.5922
2004-01-31  2004-02-29     1.09%          1.67%             0.42%             0.73%         01/2004       10130   10359.1894
2004-02-29  2004-03-31     0.58%         -0.66%             0.22%             0.00%         02/2004       10240    10532.654
2004-03-31  2004-04-30    -2.14%         -2.05%            -0.40%            -0.81%         03/2004   10298.972   10462.7593
2004-04-30  2004-05-31     0.00%          0.91%             0.00%             0.23%         04/2004   10078.351   10248.4667
2004-05-31  2004-06-30     0.91%          2.05%             0.02%             0.53%         05/2004   10078.351   10341.8359
2004-06-30  2004-07-31    -0.59%         -3.26%             0.25%            -0.63%         06/2004   10169.965   10554.1462
2004-07-31  2004-08-31     1.00%          0.44%             0.50%             0.48%         07/2004    10109.49   10209.5544
2004-08-31  2004-09-30     0.78%          1.89%             0.07%             0.53%         08/2004   10210.282   10254.4276
2004-09-30  2004-10-31     0.79%          2.45%             0.33%             0.86%         09/2004   10290.153   10448.4162
2004-10-31  2004-11-30     0.98%          5.25%             0.12%             1.40%         10/2004   10371.177   10704.0933
2004-11-30  2004-12-31     1.26%          3.82%             0.16%             1.08%         11/2004   10472.458   11266.3927
2004-12-31  2005-01-31    -0.38%         -2.25%             0.24%            -0.38%         12/2004   10604.358   11696.4659
2005-01-31  2005-02-28     0.48%          3.17%             0.03%             0.81%         01/2005   10563.689   11433.1274
2005-02-28  2005-03-31    -0.64%         -1.93%             0.23%            -0.31%         02/2005   10614.525   11795.3016
2005-03-31  2005-04-30    -0.19%         -2.18%             0.54%            -0.14%         03/2005   10546.084   11567.3358
2005-04-30  2005-05-31     1.26%          1.78%             0.41%             0.75%         04/2005   10525.685   11315.2875
2005-05-31  2005-06-30     0.77%          0.87%             0.37%             0.50%         05/2005   10658.276   11516.3309
2005-06-30  2005-07-31     0.95%          3.49%            -0.04%             0.85%         06/2005   10740.066   11615.9839
2005-07-31  2005-08-31     0.57%          0.75%             0.41%             0.50%         07/2005   10842.548   12021.7492
2005-08-31  2005-09-30     0.09%          2.60%             0.01%             0.66%         08/2005   10904.037   12112.3352
2005-09-30  2005-10-31    -0.66%         -2.43%             0.05%            -0.57%         09/2005   10914.188    12426.937
2005-10-31  2005-11-30     1.14%          3.33%             0.28%             1.04%         10/2005   10842.113   12125.4458
2005-11-30  2005-12-31     0.57%          2.22%             0.35%             0.82%         11/2005    10965.67   12529.4597
2005-12-31  2006-01-31     1.54%          4.47%             0.27%             1.32%         12/2005   11027.746   12807.0451
2006-01-31  2006-02-28     0.19%         -0.15%             0.18%             0.10%         01/2006    11197.24   13378.9218
2006-02-28  2006-03-31     0.70%          2.20%             0.10%             0.62%         02/2006   11218.427   13359.0042
2006-03-31  2006-04-30     0.75%          3.04%             0.36%             1.03%         03/2006   11296.959   13652.7547
2006-04-30  2006-05-31    -0.65%         -3.42%             0.32%            -0.61%         04/2006   11381.819   14067.2636
2006-05-31  2006-06-30     0.20%         -0.03%             0.27%             0.19%         05/2006   11307.566     13586.74
2006-06-30  2006-07-31     0.28%          0.62%             0.64%             0.64%         06/2006    11329.93   13582.7565
2006-07-31  2006-08-31     1.12%          2.60%             0.67%             1.15%         07/2006   11361.786   13667.5243
2006-08-31  2006-09-30     0.65%          1.19%             0.43%             0.62%         08/2006   11489.208    14022.294
2006-09-30  2006-10-31     1.29%          3.67%             0.37%             1.19%         09/2006   11563.537   14189.4913
2006-10-31  2006-11-30     1.09%          2.45%             0.46%             0.95%         10/2006   11712.196   14710.2846
2006-11-30  2006-12-31     0.61%          2.03%             0.20%             0.66%         11/2006   11839.618   15070.5121
2006-12-31  2007-01-31     0.81%          1.18%             0.38%             0.58%         12/2006   11912.128    15376.911
2007-01-31  2007-02-28     0.27%         -0.52%             0.55%             0.28%         01/2007   12009.062   15558.4389
2007-02-28  2007-03-31     0.72%          1.83%             0.35%             0.72%         02/2007   12041.373   15477.4765
2007-03-31  2007-04-30     1.15%          4.41%             0.34%             1.35%         03/2007   12127.537    15760.797
2007-04-30  2007-05-31     1.14%          2.80%             0.07%             0.76%         04/2007   12267.553   16455.8803
2007-05-31  2007-06-30    -0.02%         -0.77%             0.37%             0.08%         05/2007   12407.569   16916.9642
2007-06-30  2007-07-31    -0.52%         -2.21%             0.71%            -0.02%         06/2007   12405.437   16786.4778
2007-07-31  2007-08-31     0.52%         -0.08%             0.89%             0.65%         07/2007   12340.769   16414.7192
2007-08-31  2007-09-30     1.11%          4.76%             0.56%             1.61%         08/2007   12405.437   16402.2653
2007-09-30  2007-10-31     1.13%          3.07%             0.43%             1.09%         09/2007   12542.677   17182.2832
2007-10-31  2007-11-30    -1.21%         -4.09%             0.94%            -0.32%         10/2007   12684.835    17709.291
2007-11-30  2007-12-31     0.00%         -1.29%             0.30%            -0.10%         11/2007   12531.742   16985.4097
2007-12-31  2008-01-31    -1.16%         -7.64%             1.20%            -1.01%         12/2007    12532.29   16766.2765
2008-01-31  2008-02-29    -0.18%         -0.58%             0.54%             0.26%         01/2008   12387.085    15485.006
2008-02-29  2008-03-31    -0.10%         -0.96%             0.00%            -0.24%         02/2008   12364.746   15395.3801
2008-03-31  2008-04-30     1.09%          5.26%            -0.37%             1.04%         03/2008    12352.56   15247.8152
2008-04-30  2008-05-31     0.54%          1.52%            -0.32%             0.14%         04/2008   12486.706   16049.2086
2008-05-31  2008-06-30    -2.11%         -7.98%             0.04%            -1.96%         05/2008   12553.778   16293.9334
2008-06-30  2008-07-31     0.00%         -2.44%             0.55%            -0.20%         06/2008   12288.441   14994.3744
2008-07-31  2008-08-31     0.18%         -1.40%             0.46%            -0.01%         07/2008   12288.441   14627.9998
2008-08-31  2008-09-30    -3.14%        -11.89%             0.66%            -2.48%         08/2008   12310.866   14422.5231
2008-09-30  2008-10-31    -4.94%        -18.96%             1.24%            -3.81%         09/2008   11923.727   12707.1359
2008-10-31  2008-11-30    -1.10%         -6.47%             0.68%            -1.11%         10/2008   11334.901   10297.8508
2008-11-30  2008-12-31     2.07%          3.21%             0.74%             1.36%         11/2008   11210.341   9631.28438
2008-12-31  2009-01-31    -2.52%         -8.76%             0.21%            -2.03%         12/2008   11442.242   9940.29252
2009-01-31  2009-02-28    -3.00%        -10.24%             0.16%            -2.44%         01/2009   11153.879   9069.46601
2009-02-28  2009-03-31     3.65%          7.54%             0.41%             2.19%         02/2009   10819.378   8141.12215
2009-03-31  2009-04-30     3.91%         11.22%             0.07%             2.86%         03/2009   11213.963   8755.03474
2009-04-30  2009-05-31     2.97%          9.06%             0.20%             2.41%         04/2009   11652.369   9737.16936
2009-05-31  2009-06-30     0.34%         -0.45%             0.09%            -0.05%         05/2009   11998.478   10619.4151
2009-06-30  2009-07-31     2.89%          8.47%             0.24%             2.30%         06/2009    12038.93   10571.5054
2009-07-31  2009-08-31     1.69%          4.13%             0.25%             1.22%         07/2009   12387.212   11466.8807
2009-08-31  2009-09-30     1.85%          3.99%             0.23%             1.17%         08/2009   12596.181   11939.9452
2009-09-30  2009-10-31    -0.46%         -1.78%             0.10%            -0.37%         09/2009   12829.546    12415.851
2009-10-31  2009-11-30     1.83%          4.09%             0.31%             1.26%         10/2009   12770.964   12194.9571
2009-11-30  2009-12-31     0.19%          1.80%            -0.22%             0.28%         11/2009   13005.294   12693.2775
2009-12-31  2010-01-31    -0.18%         -4.13%             0.26%            -0.84%         12/2009   13030.351   12921.2131
2010-01-31  2010-02-28     0.73%          1.41%             0.31%             0.58%         01/2010   13006.616   12387.1676
2010-02-28  2010-03-31     1.73%          6.19%            -0.01%             1.54%         02/2010   13101.555   12561.7848
2010-03-31  2010-04-30     1.25%          0.01%            -0.02%            -0.01%         03/2010   13328.378   13339.7404
2010-04-30  2010-05-31    -2.38%         -9.58%             0.40%            -2.09%         04/2010   13494.834   13341.6146
2010-05-31  2010-06-30    -0.59%         -3.43%             0.11%            -0.78%         05/2010   13173.812   12063.6434
2010-06-30  2010-07-31     2.55%          8.11%             0.22%             2.19%         06/2010   13096.648    11650.027
2010-07-31  2010-08-31    -0.71%         -3.73%             0.22%            -0.77%         07/2010   13431.234   12594.5309
2010-08-31  2010-09-30     3.01%          9.32%            -0.06%             2.29%         08/2010   13335.638   12124.3137
2010-09-30  2010-10-31     1.49%          3.73%             0.10%             1.01%         09/2010     13737.4   13254.8552
2010-10-31  2010-11-30    -0.60%         -2.16%            -0.25%            -0.72%         10/2010   13941.718   13748.9352
2010-11-30  2010-12-31     1.66%          7.35%             0.05%             1.87%         11/2010   13857.587    13452.102
2010-12-31  2011-01-31     0.69%          2.26%             0.00%             0.57%         12/2010   14087.998   14441.1754
2011-01-31  2011-02-28     1.02%          3.50%            -0.03%             0.85%         01/2011   14184.906   14767.4283
2011-02-28  2011-03-31     0.31%         -0.99%            -0.05%            -0.28%         02/2011   14330.268   15284.4767
2011-03-31  2011-04-30     1.61%          4.25%             0.17%             1.19%         03/2011   14375.281   15133.7447
2011-04-30  2011-05-31    -0.17%         -2.07%             0.28%            -0.31%         04/2011   14606.356   15776.6633
2011-05-31  2011-06-30    -0.31%         -1.58%             0.04%            -0.37%         05/2011   14582.032   15449.3704
2011-06-30  2011-07-31     0.25%         -1.81%             0.11%            -0.37%         06/2011   14536.245   15204.9693
2011-07-31  2011-08-31    -1.59%         -7.05%             0.58%            -1.33%         07/2011   14572.891   14929.2674
2011-08-31  2011-09-30    -2.90%         -8.64%            -0.01%            -2.17%         08/2011     14340.8   13877.3937
2011-09-30  2011-10-31     3.35%         10.34%            -0.09%             2.52%         09/2011    13925.41   12678.7957
2011-10-31  2011-11-30    -0.51%         -2.44%            -0.14%            -0.71%         10/2011   14391.635   13990.2483
2011-11-30  2011-12-31     0.00%         -0.06%             0.57%             0.41%         11/2011   14318.021   13648.6699
2011-12-31  2012-01-31     2.34%          5.02%             0.28%             1.46%         12/2011   14317.608   13641.0869
2012-01-31  2012-02-29     1.18%          4.88%             0.13%             1.32%         01/2012   14652.016   14325.6371
2012-02-29  2012-03-31     0.29%          1.29%            -0.03%             0.30%         02/2012   14825.413   15025.4274
2012-03-31  2012-04-30     0.08%         -1.14%             0.09%            -0.22%         03/2012   14868.824   15218.6015
2012-04-30  2012-05-31    -1.83%         -8.63%            -0.04%            -2.19%         04/2012   14881.225   15045.7792
2012-05-31  2012-06-30     1.08%          5.10%             0.12%             1.36%         05/2012   14608.403   13746.9663
2012-06-30  2012-07-31     0.68%          1.29%             0.17%             0.45%         06/2012   14766.675   14447.4503
2012-07-31  2012-08-31     0.84%          2.54%             0.24%             0.82%         07/2012    14866.45   14633.1791
2012-08-31  2012-09-30     1.02%          2.75%             0.11%             0.77%         08/2012   14991.168   15004.1552
2012-09-30  2012-10-31     0.00%         -0.68%             0.05%            -0.13%         09/2012    15143.49   15416.3699
                                                                                         10/31/2012    15143.49    15312.194

             CITIGROUP
               WORLD
            GOVERNMENT    GLOBAL
            BOND INDEX,   25/75
            1-3 YEARS,  COMPOSITE
             CURRENCY-    INDEX
             HEDGED IN    (MSCI/
BEGINDATE    USD TERMS  CITIGROUP)
---------   ----------- ----------
2003-12-24       10000       10000
2003-12-31  10004.2435  10021.7306
2004-01-31  10027.2619  10079.2264
2004-02-29  10069.0728  10152.9413
2004-03-31  10091.2484  10152.8678
2004-04-30  10051.0148  10070.5219
2004-05-31  10050.7196  10093.2371
2004-06-30  10053.0262  10146.7761
2004-07-31    10078.29  10083.0778
2004-08-31  10128.2748  10131.6635
2004-09-30  10135.8543  10185.2666
2004-10-31  10169.3281  10272.8038
2004-11-30  10181.0858  10416.6226
2004-12-31  10197.8096  10528.8643
2005-01-31  10222.3487  10488.6034
2005-02-28  10225.1648  10573.8341
2005-03-31  10248.2835  10540.6746
2005-04-30  10303.3647  10525.7448
2005-05-31  10345.1449    10604.51
2005-06-30   10383.669  10657.0682
2005-07-31  10379.9239  10747.2526
2005-08-31  10422.5832  10800.6249
2005-09-30  10423.8984  10871.7801
2005-10-31  10429.2087  10809.9935
2005-11-30   10458.674  10922.9453
2005-12-31  10495.3999  11012.2109
2006-01-31  10523.8487   11157.531
2006-02-28  10543.1262   11168.707
2006-03-31  10553.4147  11238.2783
2006-04-30  10591.1259  11353.6981
2006-05-31   10625.423  11284.3152
2006-06-30  10654.0214   11306.267
2006-07-31  10722.1124  11378.1018
2006-08-31  10794.1202  11509.2475
2006-09-30   10840.408  11580.5714
2006-10-31  10880.0175  11718.5666
2006-11-30  10929.6745  11830.4212
2006-12-31  10951.2887   11908.099
2007-01-31  10992.5929  11976.9281
2007-02-28  11053.3793   12011.019
2007-03-31    11092.27  12097.6806
2007-04-30  11129.4394  12261.4675
2007-05-31  11137.7437  12354.2189
2007-06-30  11178.6337  12364.4129
2007-07-31  11257.7337  12361.5743
2007-08-31   11357.818  12441.6529
2007-09-30  11421.7681  12642.1096
2007-10-31  11470.8199  12779.7675
2007-11-30  11578.5186  12739.1629
2007-12-31   11612.785  12726.3511
2008-01-31   11752.618  12598.1471
2008-02-29  11815.7726  12630.6915
2008-03-31  11816.2188  12600.7829
2008-04-30  11772.6645   12731.516
2008-05-31  11734.6879  12749.2475
2008-06-30  11739.9096  12499.2912
2008-07-31  11804.0787  12474.1787
2008-08-31  11857.8916   12473.024
2008-09-30   11936.565  12164.2106
2008-10-31  12085.0122  11701.0828
2008-11-30  12167.4827  11571.6217
2008-12-31  12257.4065  11728.5771
2009-01-31  12282.8672  11489.9762
2009-02-28  12302.2468  11209.5462
2009-03-31  12352.3313  11455.0979
2009-04-30  12361.3786  11782.6471
2009-05-31  12385.7388  12066.9565
2009-06-30  12396.7499  12061.3921
2009-07-31  12426.7397  12338.6671
2009-08-31  12457.5818  12488.8922
2009-09-30  12486.5237  12635.0997
2009-10-31  12498.7021  12588.1435
2009-11-30  12537.9244  12746.3675
2009-12-31  12509.7497  12782.1074
2010-01-31  12542.6597  12675.2532
2010-02-28  12581.2587  12749.1781
2010-03-31  12580.4329  12945.9407
2010-04-30  12577.8812   12944.426
2010-05-31   12628.301  12673.3616
2010-06-30   12641.672  12574.7953
2010-07-31   12669.357  12850.3186
2010-08-31  12697.6702  12751.9151
2010-09-30  12690.5555  13043.8219
2010-10-31  12703.5805   13175.416
2010-11-30  12672.3175  13079.9851
2010-12-31  12678.2048   13324.971
2011-01-31  12678.7115  13400.6293
2011-02-28  12674.9629   13514.956
2011-03-31  12668.4972   13476.465
2011-04-30   12689.687  13636.4993
2011-05-31  12724.9264  13594.1772
2011-06-30  12729.9918  13544.4725
2011-07-31  12743.6905  13494.0057
2011-08-31  12817.3922  13314.8491
2011-09-30  12815.8874  13026.1741
2011-10-31  12804.4958  13354.3362
2011-11-30  12787.1307    13259.24
2011-12-31  12859.4291  13313.6241
2012-01-31  12895.3563  13508.5506
2012-02-29  12912.3475  13686.8691
2012-03-31  12908.5987  13727.8801
2012-04-30  12919.7326  13697.7871
2012-05-31  12914.7402  13398.2051
2012-06-30  12930.1439  13580.8685
2012-07-31  12952.7166  13642.2972
2012-08-31  12984.1152  13753.5637
2012-09-30  12998.8164  13859.7072
            13005.7546  13841.8413

AVERAGE ANNUAL  ONE   FIVE     FROM
TOTAL RETURN    YEAR  YEARS 12/24/2003
--------------  ----  ----- ----------
                5.22% 3.61%    4.80%

..  Global 25/75 Composite Index (MSCI/Citigroup) is an unmanaged hypothetical
   Index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Citigroup bond indices copyright 2012 by Citigroup.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data copyright MSCI 2012, all rights reserved. Citigroup bond indices copyright 2012 by Citigroup.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

GLOBAL EQUITY PORTFOLIO                        12 MONTHS ENDED OCTOBER 31, 2012

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") that invest in domestic and international equity securities. As of the date of this report, the Portfolio's investment in the domestic funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investment in the international funds include the International Core Equity Portfolio, the Emerging Markets Core Equity Portfolio and The Canadian Small Company Series (collectively, the "Equity Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Equity Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Equity Underlying Funds held more than 11,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2012, total returns were 11.00% for the Portfolio's Institutional Class shares, 10.78% for the Portfolio's Class R2 shares, and 9.45% for the MSCI World Index (net dividends). As a result of the Equity Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. By design, the Portfolio had greater exposure than the Index to U.S. stocks. The U.S. outperformed most other countries during the period, which contributed to the Portfolio's relative outperformance. The Portfolio had a greater exposure to value stocks than the Index. Value stocks generally outperformed over the period, which contributed to the Portfolio's outperformance, particularly in the U.S. and U.K. markets. Differences in the valuation timing and methodology between the international Equity Underlying Funds and the Index also contributed to outperformance. The international Equity Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The international Equity Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. Outperformance was partly offset by the Portfolio's greater exposure to small cap stocks in the U.S. where small caps underperformed large caps, as well as the Portfolio's allocation to emerging markets, which also underperformed and are not included in the Index.

GLOBAL ALLOCATION 60/40 PORTFOLIO

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. As of the date of this report, the Portfolio's investment in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investment in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "International Equity Underlying Funds"); and the Portfolio's investment in fixed income funds include the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Equity and Fixed Income Underlying Fund to equity or fixed income securities with desired asset class characteristics. As of October 31, 2012, the Equity and Fixed Income Underlying Funds held more than 11,000 equity securities in 44 countries and approximately 900 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2012, total returns were 8.37% for the Portfolio's Institutional Class shares, 8.05% for the Portfolio's Class R2 shares, and 6.44% for a hypothetical composite index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class.

   By design, the Portfolio had greater exposure than the Index to U.S. stocks. The U.S. outperformed most other countries during the period, which contributed to the Portfolio's relative outperformance. The Portfolio had a greater exposure to value stocks than the Index. Value stocks generally outperformed over the period, which contributed to the Portfolio's outperformance, particularly in the U.S. and U.K. markets. Differences in the valuation timing and methodology between the international Equity Underlying Funds and the Index also contributed to outperformance. The international Equity Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The International Equity Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. Outperformance was partly offset by the Portfolio's greater exposure to small cap stocks in the U.S. where small caps underperformed large caps, as well as the Portfolio's allocation to emerging markets, which also underperformed and are not included in the Index.

   Outperformance of the Portfolio's fixed income component, relative to the fixed income component of the Index, was primarily attributable to the longer duration of the fixed income component of the Portfolio relative to the Index during a period of falling nominal and real interest rates. Further contributing to outperformance was the Portfolio's exposure to investment grade corporate bonds in a period of tightening credit spreads. The Portfolio additionally benefited during the period from its exposure to U.S. Treasury inflation-protected securities which are not represented in the fixed income benchmark.

GLOBAL ALLOCATION 25/75 PORTFOLIO

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investment in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investment in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "International Equity Underlying Funds"); and the Portfolio's investment in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Equity and Fixed Income Underlying Fund to equity or fixed income securities with desired asset class characteristics. As of October 31, 2012, the Equity and Fixed Income Underlying Funds held more than 11,000 equity securities in 44 countries and approximately 500 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2012, total returns were 5.22% for the Portfolio's Institutional Class shares, 4.86% for the Portfolio's Class R2 shares, and 3.65% for a hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class.

   By design, the Portfolio had greater exposure than the Index to U.S. stocks. The U.S. outperformed most other countries during the period, which contributed to the Portfolio's relative outperformance. The Portfolio had a greater emphasis on value stocks than the Index. Value stocks generally outperformed over the period, which contributed to the Portfolio's outperformance, particularly in the U.S. and U.K. markets. Differences in the valuation timing and methodology between the international Equity Underlying Funds and the Index also contributed to outperformance. The international Equity Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The International Equity Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. Outperformance was partly offset by the Portfolio's greater exposure to small cap stocks in the U.S. where small caps underperformed large caps, as well as the Portfolio's allocation to emerging markets, which also underperformed and are not included in the Index.

   Outperformance of the Portfolio's fixed income component, relative to the fixed income component of the Index, was primarily attributable to its exposure to U.S. Treasury inflation-protected securities which outperformed during the period and are not held in the Index. Further contributing to outperformance was the Portfolio's exposure to investment grade corporate bonds in a period of tightening credit spreads as these bonds outperformed and are also not included in the Index.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                         SIX MONTHS ENDED OCTOBER 31, 2012
EXPENSE TABLES
                               BEGINNING  ENDING                 EXPENSES
                                ACCOUNT  ACCOUNT     ANNUALIZED    PAID
                                 VALUE    VALUE       EXPENSE     DURING
                               05/01/12  10/31/12      RATIO*    PERIOD*
                               ---------  ---------  ----------  --------
GLOBAL EQUITY PORTFOLIO**
-------------------------
Actual Fund Return
   Class R2 Shares............ $1,000.00 $1,015.63      0.60%     $3.04
   Institutional Class Shares. $1,000.00 $1,017.16      0.33%     $1.67
Hypothetical 5% Annual Return
   Class R2 Shares............ $1,000.00 $1,022.12      0.60%     $3.05
   Institutional Class Shares. $1,000.00 $1,023.48      0.33%     $1.68

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                                       BEGINNING  ENDING              EXPENSES
                                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                                         VALUE    VALUE     EXPENSE    DURING
                                                                       05/01/12  10/31/12    RATIO*   PERIOD*
                                                                       --------- --------- ---------- --------
GLOBAL ALLOCATION 60/40 PORTFOLIO**
-----------------------------------
Actual Fund Return
   Class R2 Shares.................................................... $1,000.00 $1,019.41    0.56%    $2.84
   Institutional Class Shares......................................... $1,000.00 $1,020.77    0.30%    $1.52
Hypothetical 5% Annual Return
   Class R2 Shares.................................................... $1,000.00 $1,022.32    0.56%    $2.85
   Institutional Class Shares......................................... $1,000.00 $1,023.63    0.30%    $1.53

GLOBAL ALLOCATION 25/75 PORTFOLIO**
-----------------------------------
Actual Fund Return
   Class R2 Shares.................................................... $1,000.00 $1,015.35    0.57%    $2.89
   Institutional Class Shares......................................... $1,000.00 $1,017.62    0.28%    $1.42
Hypothetical 5% Annual Return
   Class R2 Shares.................................................... $1,000.00 $1,022.27    0.57%    $2.90
   Institutional Class Shares......................................... $1,000.00 $1,023.73    0.28%    $1.42

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                   AFFILIATED INVESTMENT COMPANIES
                                   -------------------------------
Global Equity Portfolio...........              100.0%
Global Allocation 60/40 Portfolio.              100.0%
Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                                       SHARES       VALUE+
                                                                     ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc.............................. 82,135,560 $  984,805,364
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.............................. 60,470,618    610,753,242
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc.............................. 27,888,225    337,726,405
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..............................  9,676,764    183,858,516
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc..............................  1,214,681     31,375,210
Investment in The Canadian Small Company Series
   The DFA Investment Trust Company.................................                       998
                                                                                --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $1,786,209,452)......................................             2,148,519,735
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $385,250)                                                       385,250        385,250
                                                                                --------------
       TOTAL INVESTMENTS - (100.0%) (Cost $1,786,594,702)...........            $2,148,904,985
                                                                                ==============

Summary of the Global Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $2,148,519,735   --      --    $2,148,519,735
Temporary Cash Investments.......        385,250   --      --           385,250
                                  --------------   --      --    --------------
TOTAL............................ $2,148,904,985   --      --    $2,148,904,985
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                                               SHARES       VALUE+
                                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...................................... 32,139,435 $  385,351,826
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...................................... 22,421,206    226,454,181
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc...................................... 19,895,578    207,112,967
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc...................................... 12,582,037    138,150,766
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...................................... 10,594,372    128,297,845
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc......................................  3,714,392     70,573,448
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc......................................  2,604,701     33,861,113
Investment in DFA Intermediate-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc......................................  6,298,701     69,915,581
Investment in DFA Five-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc......................................  6,158,192     69,464,406
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc......................................    463,205     11,964,585
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc......................................  3,290,449     34,747,141
                                                                                        --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - (100.0%)
         (Cost $1,230,001,934)..............................................             1,375,893,859
                                                                                        --------------
       TOTAL INVESTMENTS - (100.0%) (Cost $1,230,001,934)...................            $1,375,893,859
                                                                                        ==============

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of the Global Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,375,893,859   --      --    $1,375,893,859
                                  --------------   --      --    --------------
TOTAL............................ $1,375,893,859   --      --    $1,375,893,859
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2012

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc............................... 12,382,864 $125,438,412
Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc............................... 11,498,923  126,258,175
Investment in DFA Inflation-Protected Securities Portfolio of
   DFA Investment Dimensions Group Inc...............................  3,545,479   46,091,227
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...............................  4,092,486   49,068,907
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...............................  2,906,757   29,358,246
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc...............................  1,350,347   16,352,702
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...............................    463,649    8,809,331
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc...............................     64,082    1,655,238
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc...............................  1,588,465   16,774,190
                                                                                 ------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $386,565,060).........................................             419,806,428
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $374,804)                                                        374,804      374,804
                                                                                 ------------
       TOTAL INVESTMENTS - (100.0%) (Cost $386,939,864)..............            $420,181,232
                                                                                 ============

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of the Global Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -----------------------------------------
                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                  ------------ ------- ------- ------------
Affiliated Investment Companies.. $419,806,428   --      --    $419,806,428
Temporary Cash Investments.......      374,804   --      --         374,804
                                  ------------   --      --    ------------
TOTAL............................ $420,181,232   --      --    $420,181,232
                                  ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                GLOBAL     GLOBAL ALLOCATION GLOBAL ALLOCATION
                                                                                EQUITY           60/40             25/75
                                                                               PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                             ------------  ----------------- -----------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  2,148,520    $  1,375,894      $    419,806
Temporary Cash Investments at Value & Cost..................................          385              --               375
Cash........................................................................           --             122                --
Receivables:
   Fund Shares Sold.........................................................        2,986           2,372               419
Prepaid Expenses and Other Assets...........................................           39              34                29
                                                                             ------------    ------------      ------------
       Total Assets.........................................................    2,151,930       1,378,422           420,629
                                                                             ------------    ------------      ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies..........................................           --           1,299                --
   Fund Shares Redeemed.....................................................        3,811           2,305               466
   Due to Advisor...........................................................            5              21                10
Accrued Expenses and Other Liabilities......................................          109              72                25
                                                                             ------------    ------------      ------------
       Total Liabilities....................................................        3,925           3,697               501
                                                                             ------------    ------------      ------------
NET ASSETS.................................................................. $  2,148,005    $  1,374,725      $    420,128
                                                                             ============    ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $4,055; $11,403; and $2,449, and
  shares outstanding of 294,354; 851,320; and 201,343, respectively......... $      13.78    $      13.40      $      12.16
                                                                             ============    ============      ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000     300,000,000       300,000,000
                                                                             ============    ============      ============
Institutional Class Shares - based on net assets of $2,143,950; $1,363,322;
  and $417,679, and shares outstanding of 156,860,067; 102,278,845; and
  34,489,936, respectively.                                                  $      13.67    $      13.33      $      12.11
                                                                             ============    ============      ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000     500,000,000       300,000,000
                                                                             ============    ============      ============
Investments in Affiliated Investment Companies at Cost...................... $  1,786,210    $  1,230,002      $    386,565
                                                                             ============    ============      ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  1,996,519    $  1,267,385      $    392,462
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)........................................................           (8)            279                27
Accumulated Net Realized Gain (Loss)........................................     (210,816)        (38,831)           (5,602)
Net Unrealized Appreciation (Depreciation)..................................      362,310         145,892            33,241
                                                                             ------------    ------------      ------------
NET ASSETS.................................................................. $  2,148,005    $  1,374,725      $    420,128
                                                                             ============    ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                 GLOBAL   GLOBAL ALLOCATION GLOBAL ALLOCATION
                                                                                 EQUITY         60/40             25/75
                                                                               PORTFOLIO*     PORTFOLIO         PORTFOLIO
                                                                               ---------- ----------------- -----------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Companies:
       Income Distributions...................................................  $ 41,034      $ 28,231           $ 6,359
                                                                                --------      --------           -------
          Total Investment Income Received from Affiliated Investment
            Companies ........................................................    41,034        28,231             6,359
                                                                                --------      --------           -------
FUND INVESTMENT INCOME
   Interest...................................................................         2             2                 1
                                                                                --------      --------           -------
FUND EXPENSES
   Administrative Services Fees...............................................     5,949         3,193               717
   Accounting & Transfer Agent Fees...........................................        36            28                18
   Shareholder Servicing Fees - Class R2 Shares...............................        10            20                 4
   Filing Fees................................................................       134            98                56
   Shareholders' Reports......................................................       107            58                13
   Directors'/Trustees' Fees & Expenses.......................................        16            11                 3
   Professional Fees..........................................................        44            33                13
   Other......................................................................        15            11                 5
                                                                                --------      --------           -------
          Total Expenses......................................................     6,311         3,452               829
                                                                                --------      --------           -------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
       Recovered by Advisor (Note C)..........................................    (5,909)       (2,961)             (605)
                                                                                --------      --------           -------
       NET EXPENSES...........................................................       402           491               224
                                                                                --------      --------           -------
   NET INVESTMENT INCOME (LOSS)...............................................    40,634        27,742             6,136
                                                                                --------      --------           -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies...        --         2,141               902
   Net Realized Gain (Loss) on:
   Affiliated Investment Companies Shares Sold................................   (14,803)       (4,628)             (271)
   Change in Unrealized Appreciation (Depreciation) of:
   Affiliated Investment Companies Shares.....................................   180,403        77,591            11,974
                                                                                --------      --------           -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)....................................   165,600        75,104            12,605
                                                                                --------      --------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............  $206,234      $102,846           $18,741
                                                                                ========      ========           =======

--------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  GLOBAL                                        GLOBAL
                                                                  EQUITY             GLOBAL ALLOCATION        ALLOCATION
                                                                 PORTFOLIO            60/40 PORTFOLIO       25/75 PORTFOLIO
                                                          ----------------------  ----------------------  ------------------
                                                             YEAR        YEAR        YEAR        YEAR       YEAR      YEAR
                                                            ENDED       ENDED       ENDED       ENDED      ENDED     ENDED
                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,
                                                             2012        2011        2012        2011       2012      2011
                                                          ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $ 40,634 $      34,644  $   27,742  $   21,861  $  6,136  $  4,895
   Capital Gain Distributions Received from
    Affiliated Investment Companies......................         --          --       2,141       1,880       902       800
   Net Realized Gain (Loss) on:
      Investment Securities Sold/Affiliated
       Investment Companies Shares Sold..................    (14,803)    (10,561)     (4,628)     (2,964)     (271)      150
   Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities/Affiliated Investment
       Companies Shares..................................    180,403      (6,913)     77,591       7,552    11,974     1,922
                                                          ----------  ----------  ----------  ----------  --------  --------
         Net Increase (Decrease) in Net Assets
          Resulting from Operations......................    206,234      17,170     102,846      28,329    18,741     7,767
                                                          ----------  ----------  ----------  ----------  --------  --------
Distributions From:
   Net Investment Income:
      Class R2 Shares....................................        (71)        (67)       (130)        (70)      (19)       (6)
      Institutional Class Shares.........................    (40,678)    (34,611)    (27,735)    (21,791)   (6,199)   (4,874)
                                                          ----------  ----------  ----------  ----------  --------  --------
         Total Distributions From Net Investment
          Income.........................................    (40,749)    (34,678)    (27,865)    (21,861)   (6,218)   (4,880)
                                                          ----------  ----------  ----------  ----------  --------  --------
   Net Realized Gains:
      Class R2 Shares....................................         --          --          (1)         (3)       --        (1)
      Institutional Class Shares.........................         --          --        (405)       (765)     (202)     (481)
                                                          ----------  ----------  ----------  ----------  --------  --------
         Total Distributions From Net Realized
          Gains..........................................         --          --        (406)       (768)     (202)     (482)
                                                          ----------  ----------  ----------  ----------  --------  --------
      Total Distributions to Shareholders................    (40,749)    (34,678)    (28,271)    (22,629)   (6,420)   (5,362)
                                                          ----------  ----------  ----------  ----------  --------  --------
Capital Share Transactions:
   Shares Issued.........................................    519,662     549,171     424,982     387,443   185,547   113,143
   Shares Issued in Lieu of Cash Distributions ..........     39,469      33,542      26,626      21,369     6,299     5,267
   Shares Redeemed.......................................   (394,201)   (379,562)   (284,756)   (217,828)  (84,660)  (52,853)
                                                          ----------  ----------  ----------  ----------  --------  --------
         Net Increase (Decrease) from Capital
          Share Transactions.............................    164,930     203,151     166,852     190,984   107,186    65,557
                                                          ----------  ----------  ----------  ----------  --------  --------
         Total Increase (Decrease) in Net
          Assets.........................................    330,415     185,643     241,427     196,684   119,507    67,962
NET ASSETS
   Beginning of Period...................................  1,817,590   1,631,947   1,133,298     936,614   300,621   232,659
                                                          ----------  ----------  ----------  ----------  --------  --------
   End of Period......................................... $2,148,005  $1,817,590  $1,374,725  $1,133,298  $420,128  $300,621
                                                          ==========  ==========  ==========  ==========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)                      $       (8) $      107  $      279  $      402  $     27  $    180

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                CLASS R2 SHARES

                                                                                 GLOBAL EQUITY PORTFOLIO
                                                                --------------------------------------------------------
                                                                                                       PERIOD
                                                                  YEAR     YEAR     YEAR     YEAR     DEC. 1,      YEAR
                                                                 ENDED    ENDED    ENDED    ENDED     2007 TO     ENDED
                                                                OCT. 31, OCT. 31, OCT. 31, OCT. 31,   OCT. 31,   NOV. 30,
                                                                  2012     2011     2010     2009       2008       2007
                                                                -------- -------- -------- -------- --------     --------
Net Asset Value, Beginning of Period ..........................  $12.67   $12.71   $10.82   $ 9.17  $ 15.49      $ 14.76
                                                                 ------   ------   ------   ------  -------      -------
Income from Investment Operations
---------------------------------                               -------- -------- -------- -------- --------     --------
   Net Investment Income(A)....................................    0.24     0.22     0.15     0.17     0.24         0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..    1.10    (0.04)    1.91     1.64    (6.06)        0.86
                                                                 ------   ------   ------   ------  -------      -------
      Total from Investment Operations.........................    1.34     0.18     2.06     1.81    (5.82)        1.08
                                                                 ------   ------   ------   ------  -------      -------
Less Distributions
------------------                                              -------- -------- -------- -------- --------     --------
   Net Investment Income.......................................   (0.23)   (0.22)   (0.17)   (0.16)   (0.18)       (0.18)
   Net Realized Gains..........................................      --       --       --       --    (0.32)       (0.17)
                                                                 ------   ------   ------   ------  -------      -------
      Total Distributions......................................   (0.23)   (0.22)   (0.17)   (0.16)   (0.50)       (0.35)
                                                                 ------   ------   ------   ------  -------      -------
Net Asset Value, End of Period.................................  $13.78   $12.67   $12.71   $10.82  $  9.17      $ 15.49
                                                                 ======   ======   ======   ======  =======      =======
Total Return...................................................   10.78%    1.34%   19.21%   20.06%  (38.72)%(C)    7.42%
                                                                 ------   ------   ------   ------  -------      -------
Net Assets, End of Period (thousands)..........................  $4,055   $4,294   $3,483   $6,782  $ 6,819      $27,904
Ratio of Expenses to Average Net Assets (D)....................    0.60%    0.60%    0.59%    0.62%    0.60%(B)     0.58%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees) (D).....................................................    0.90%    0.90%    0.89%    0.91%    0.87%(B)     0.84%
Ratio of Net Investment Income to Average Net Assets...........    1.85%    1.61%    1.32%    1.83%    1.99%(B)     1.38%

                                                                            GLOBAL ALLOCATION 60/40 PORTFOLIO
                                                                --------------------------------------------------------
                                                                                                       PERIOD
                                                                  YEAR     YEAR     YEAR     YEAR     DEC. 1,      YEAR
                                                                 ENDED    ENDED    ENDED    ENDED     2007 TO     ENDED
                                                                OCT. 31, OCT. 31, OCT. 31, OCT. 31,   OCT. 31,   NOV. 30,
                                                                  2012     2011     2010     2009       2008       2007
                                                                -------- -------- -------- -------- --------     --------
Net Asset Value, Beginning of Period .......................... $ 12.66   $12.51   $11.13   $ 9.55  $ 13.16       $12.65
                                                                -------   ------   ------   ------  -------       ------
Income from Investment Operations
---------------------------------                               -------- -------- -------- -------- --------     --------
   Net Investment Income(A)....................................    0.21     0.23     0.17     0.14     0.30         0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..    0.78     0.16     1.37     1.60    (3.60)        0.60
                                                                -------   ------   ------   ------  -------       ------
      Total from Investment Operations.........................    0.99     0.39     1.54     1.74    (3.30)        0.82
                                                                -------   ------   ------   ------  -------       ------
Less Distributions
------------------                                              -------- -------- -------- -------- --------     --------
   Net Investment Income.......................................   (0.25)   (0.23)   (0.16)   (0.12)   (0.18)       (0.22)
   Net Realized Gains..........................................      --    (0.01)      --    (0.04)   (0.13)       (0.09)
                                                                -------   ------   ------   ------  -------       ------
      Total Distributions......................................   (0.25)   (0.24)   (0.16)   (0.16)   (0.31)       (0.31)
                                                                -------   ------   ------   ------  -------       ------
Net Asset Value, End of Period................................. $ 13.40   $12.66   $12.51   $11.13  $  9.55       $13.16
                                                                =======   ======   ======   ======  =======       ======
Total Return...................................................    8.05%    3.13%   14.01%   18.46%  (25.63)%(C)    6.50%
                                                                -------   ------   ------   ------  -------       ------
Net Assets, End of Period (thousands).......................... $11,403   $3,353   $3,748   $5,187  $ 5,081       $7,631
Ratio of Expenses to Average Net Assets (D)....................    0.56%    0.58%    0.58%    0.60%    0.59%(B)     0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees) (D).....................................................    0.79%    0.81%    0.81%    0.83%    0.80%(B)     0.76%
Ratio of Net Investment Income to Average Net Assets...........    1.60%    1.76%    1.44%    1.42%    2.78%(B)     1.67%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                CLASS R2 SHARES

                                     GLOBAL ALLOCATION 25/75 PORTFOLIO
                          --------------------------------------------------------
                                                                   PERIOD
                           YEAR      YEAR      YEAR      YEAR      DEC. 1,     YEAR
                           ENDED     ENDED     ENDED     ENDED     2007 TO     ENDED
                          OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,   NOV. 30,
                           2012      2011      2010      2009       2008       2007
                          --------  --------  --------  --------  ----------- --------
Net Asset
 Value,
 Beginning
 of
 Period.................. $11.78    $11.65    $10.95    $10.04        $11.42  $11.11
                          -------   -------   -------   -------   ----------- -------
Income from
Investment
Operations
-----------
   Net
    Investment
    Income(A)............   0.14      0.16      0.22      0.15          0.30    0.19
   Net
    Gains
    (Losses)
    on
    Securities
    (Realized
    and
    Unrealized)..........   0.43      0.15      0.72      1.06        (1.39)    0.41
                          -------   -------   -------   -------   ----------- -------
      Total
       from
       Investment
       Operations........   0.57      0.31      0.94      1.21        (1.09)    0.60
                          -------   -------   -------   -------   ----------- -------
Less
Distributions
-------------
   Net
    Investment
    Income............... (0.18)    (0.16)    (0.24)    (0.14)        (0.21)  (0.20)
   Net
    Realized
    Gains................ (0.01)    (0.02)        --    (0.16)        (0.08)  (0.09)
                          -------   -------   -------   -------   ----------- -------
      Total
       Distributions..... (0.19)    (0.18)    (0.24)    (0.30)        (0.29)  (0.29)
                          -------   -------   -------   -------   ----------- -------
Net Asset
 Value,
 End of
 Period.................. $12.16    $11.78    $11.65    $10.95        $10.04  $11.42
                          =======   =======   =======   =======   =========== =======
Total
 Return..................  4.86%     2.71%     8.70%    12.19%    (9.72)%(C)   5.47%
                          -------   -------   -------   -------   ----------- -------
Net Assets,
 End of
 Period
 (thousands)............. $2,449      $408      $418    $1,701        $1,342  $1,564
Ratio of
 Expenses
 to
 Average
 Net
 Assets
 (D).....................  0.59%     0.77%     0.63%     0.62%      0.62%(B)   0.62%
Ratio of
 Expenses
 to
 Average
 Net
 Assets
 (Excluding
 Waivers
 and
 Assumption
 of
 Expenses
 and/or
 Recovery
 of
 Previously
Waived
 Fees)
 (D).....................  0.76%     0.94%     0.78%     0.77%      0.78%(B)   0.71%
Ratio of Net
 Investment
 Income to
 Average
 Net
 Assets..................  1.14%     1.35%     1.93%     1.49%      3.00%(B)   1.66%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INSTITUTIONAL CLASS SHARES

                                                                             GLOBAL EQUITY PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                                                                       PERIOD
                                                       YEAR        YEAR        YEAR        YEAR       DEC. 1,        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       2007 TO       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,
                                                       2012        2011        2010        2009         2008         2007
                                                    ----------  ----------  ----------  ----------  --------      ----------
Net Asset Value, Beginning of Period .............. $    12.58  $    12.62  $    10.74  $     9.14  $  15.48      $    14.78
                                                    ----------  ----------  ----------  ----------  --------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)........................       0.27        0.25        0.17        0.20      0.27            0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       1.09       (0.04)       1.91        1.61     (6.02)           0.85
                                                    ----------  ----------  ----------  ----------  --------      ----------
       Total from Investment Operations............       1.36        0.21        2.08        1.81     (5.75)           1.12
                                                    ----------  ----------  ----------  ----------  --------      ----------
Less Distributions
------------------
   Net Investment Income...........................      (0.27)      (0.25)      (0.20)      (0.21)    (0.27)          (0.25)
   Net Realized Gains..............................         --          --          --          --     (0.32)          (0.17)
                                                    ----------  ----------  ----------  ----------  --------      ----------
       Total Distributions.........................      (0.27)      (0.25)      (0.20)      (0.21)    (0.59)          (0.42)
                                                    ----------  ----------  ----------  ----------  --------      ----------
Net Asset Value, End of Period..................... $    13.67  $    12.58  $    12.62  $    10.74  $   9.14      $    15.48
                                                    ==========  ==========  ==========  ==========  ========      ==========
Total Return.......................................      11.00%       1.62%      19.58%      20.30%   (38.50)%(C)       7.67%
                                                    ----------  ----------  ----------  ----------  --------      ----------
Net Assets, End of Period (thousands)               $2,143,950  $1,813,296  $1,628,464  $1,279,862  $978,901      $1,218,439
Ratio of Expenses to Average Net Assets (D)               0.33%       0.33%       0.33%       0.35%     0.34%(B)        0.33%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees) (D)                 0.63%       0.63%       0.63%       0.64%     0.61%(B)        0.59%
Ratio of Net Investment Income to Average Net
  Assets                                                  2.05%       1.90%       1.50%       2.17%     2.26%(B)        1.70%

                                                                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                                                      ------------------------------------------------------------------
                                                                                                     PERIOD
                                                         YEAR        YEAR       YEAR      YEAR      DEC. 1,       YEAR
                                                        ENDED       ENDED      ENDED     ENDED      2007 TO      ENDED
                                                       OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,    NOV. 30,
                                                         2012        2011       2010      2009        2008        2007
                                                      ----------  ----------  --------  --------  --------      --------
Net Asset Value, Beginning of Period ................ $    12.59  $    12.45  $  11.08  $   9.53  $  13.17      $  12.67
                                                      ----------  ----------  --------  --------  --------      --------
Income from Investment Operations
---------------------------------
   Net Investment Income(A)..........................       0.28        0.26      0.19      0.18      0.27          0.25
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................       0.75        0.16      1.37      1.59     (3.54)         0.60
                                                      ----------  ----------  --------  --------  --------      --------
       Total from Investment Operations..............       1.03        0.42      1.56      1.77     (3.27)         0.85
                                                      ----------  ----------  --------  --------  --------      --------
Less Distributions
------------------
   Net Investment Income.............................      (0.29)      (0.27)    (0.19)    (0.18)    (0.24)        (0.26)
   Net Realized Gains................................         --       (0.01)       --     (0.04)    (0.13)        (0.09)
                                                      ----------  ----------  --------  --------  --------      --------
       Total Distributions...........................      (0.29)      (0.28)    (0.19)    (0.22)    (0.37)        (0.35)
                                                      ----------  ----------  --------  --------  --------      --------
Net Asset Value, End of Period....................... $    13.33  $    12.59  $  12.45  $  11.08  $   9.53      $  13.17
                                                      ==========  ==========  ========  ========  ========      ========
Total Return.........................................       8.37%       3.34%    14.27%    18.95%   (25.47)%(C)     6.79%
                                                      ----------  ----------  --------  --------  --------      --------
Net Assets, End of Period (thousands)                 $1,363,322  $1,129,945  $932,866  $730,400  $587,524      $761,093
Ratio of Expenses to Average Net Assets (D)                 0.30%       0.31%     0.31%     0.33%     0.32%(B)      0.31%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees) (D)                            0.53%       0.54%     0.54%     0.56%     0.53%(B)      0.51%
Ratio of Net Investment Income to Average Net Assets        2.18%       2.03%     1.64%     1.82%     2.44%(B)      1.90%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INSTITUTIONAL CLASS SHARES

                                                                           GLOBAL ALLOCATION 25/75 PORTFOLIO
                                                            --------------------------------------------------------------
                                                                                                       PERIOD
                                                              YEAR      YEAR      YEAR      YEAR      DEC. 1,       YEAR
                                                             ENDED     ENDED     ENDED     ENDED      2007 TO      ENDED
                                                            OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,    NOV. 30,
                                                              2012      2011      2010      2009        2008        2007
                                                            --------  --------  --------  --------  --------      --------
Net Asset Value, Beginning of Period....................... $  11.73  $  11.60  $  10.90  $  10.01  $  11.46      $  11.15
                                                            --------  --------  --------  --------  --------      --------

Income from Investment Operations
---------------------------------
   Net Investment Income(A)................................     0.20      0.21      0.24      0.18      0.31          0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...........................................     0.41      0.16      0.74      1.06     (1.37)         0.40
                                                            --------  --------  --------  --------  --------      --------
       Total from Investment Operations....................     0.61      0.37      0.98      1.24     (1.06)         0.64
                                                            --------  --------  --------  --------  --------      --------

Less Distributions
------------------
   Net Investment Income...................................    (0.22)    (0.22)    (0.28)    (0.19)    (0.31)        (0.24)
   Net Realized Gains......................................    (0.01)    (0.02)       --     (0.16)    (0.08)        (0.09)
                                                            --------  --------  --------  --------  --------      --------
       Total Distributions.................................    (0.23)    (0.24)    (0.28)    (0.35)    (0.39)        (0.33)
                                                            --------  --------  --------  --------  --------      --------
Net Asset Value, End of Period............................. $  12.11  $  11.73  $  11.60  $  10.90  $  10.01      $  11.46
                                                            ========  ========  ========  ========  ========      ========
Total Return...............................................     5.22%     3.23%     9.17%    12.67%    (9.55)%(C)     5.85%
                                                            --------  --------  --------  --------  --------      --------
Net Assets, End of Period (thousands)...................... $417,679  $300,213  $232,241  $160,605  $126,169      $136,039
Ratio of Expenses to Average Net Assets(D).................     0.28%     0.28%     0.29%     0.31%     0.30%(B)      0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of
   Expenses and/or Recovery of Previously Waived
     Fees)(D)..............................................     0.45%     0.45%     0.46%     0.46%     0.46%(B)      0.46%
Ratio of Net Investment Income to Average Net Assets.......     1.71%     1.83%     2.19%     1.81%     3.03%(B)      2.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                             GLOBAL FUNDS (PERCENTAGE OF OWNERSHIP AT OCTOBER 31, 2012)
                                                            ------------------------------------------------------------
                                                            GLOBAL EQUITY GLOBAL ALLOCATION 60/40 GLOBAL ALLOCATION 25/75
MASTER FUNDS                                                  PORTFOLIO          PORTFOLIO               PORTFOLIO
------------                                                ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)                                 7%                 3%                     --
U.S. Core Equity 2 Portfolio (IDG)                                14%                 6%                      1%
DFA Real Estate Securities Portfolio (IDG)                         1%                --                      --
International Core Equity Portfolio (IDG)                          9%                 3%                      1%
Emerging Markets Core Equity Portfolio (IDG)                       2%                 1%                     --
DFA Two-Year Global Fixed Income Portfolio (IDG)                 N/A                N/A                       3%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)       N/A                 24%                    N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)                N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio (IDG)               N/A                  1%                      2%
DFA Short-Term Extended Quality Portfolio (IDG)                  N/A                  7%                      6%
DFA Intermediate-Term Extended Quality Portfolio (IDG)           N/A                  8%                    N/A
The Canadian Small Company Series (ITC)                           --                N/A                     N/A
DFA World ex U.S. Government Fixed Income Portfolio
(IDG)                                                            N/A                 25%                     12%

N/A - Global Fund does not have any ownership in Master Fund.
Amounts designated as -- are less than 1%

   Effective February 28, 2012, Global 60/40 Portfolio and Global 25/75 Portfolio changed their names to Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio, respectively.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investments in partnerships reflect proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Global Funds had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Director/Trustee may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees
Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Directors/Trustees deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Directors/Trustees first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Directors/Trustees deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the year ended October 31, 2012, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the rates listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2013, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Global Funds had the following combined administration fee limits based on a percentage of average net assets on an annualized basis.

                                   ADMINISTRATION
                                     FEE LIMITS
                                   --------------
Global Equity Portfolio...........      0.27%
Global Allocation 60/40 Portfolio.      0.25%
Global Allocation 25/75 Portfolio.      0.22%

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                   EXPENSE
                                   LIMITS
                                   -------
Global Equity Portfolio...........  0.44%
Global Allocation 60/40 Portfolio.  0.41%
Global Allocation 25/75 Portfolio.  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                         EXPENSE
                         LIMITS
                         -------
Global Equity Portfolio.  0.69%

                                   EXPENSE
                                   LIMITS
                                   -------
Global Allocation 60/40 Portfolio.  0.66%
Global Allocation 25/75 Portfolio.  0.62%

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed above for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over periods not exceeding April 30, 2014 are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                    PREVIOUSLY
                                      WAIVED
                                   FEES/EXPENSES
                                      ASSUMED
                                    SUBJECT TO
                                      FUTURE
                                     RECOVERY
                                   -------------
Global Equity Portfolio
   Class R2 Shares................    $    43
   Institutional Class Shares.....     15,708
Global Allocation 60/40 Portfolio
   Class R2 Shares................         40
   Institutional Class Shares.....      7,394
Global Allocation 25/75 Portfolio
   Class R2 Shares................          6
   Institutional Class Shares.....      1,380

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio........... $44
Global Allocation 60/40 Portfolio.  26
Global Allocation 25/75 Portfolio.   6

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                                           GLOBAL EQUITY PORTFOLIO
                                                      -----------------------------------------------------------------
                                                      BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
                                                      10/31/2011 10/31/2012 PURCHASES  SALES   INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                       ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.........................  $815,381   $984,805   $81,850  $22,444 $14,225       $   --
International Core Equity Portfolio..................   536,442    610,753    88,376   29,564  17,495           --
U.S. Core Equity 1 Portfolio.........................   270,777    337,726    51,383   18,572   5,118           --
Emerging Markets Core Equity Portfolio...............   165,127    183,859    26,384   10,388   3,327           --
DFA Real Estate Securities Portfolio.................    28,729     31,375     2,772    3,335     869           --
The Canadian Small Company Series ...................         1          1        --       --      --           --

                                                                      GLOBAL ALLOCATION 60/40 PORTFOLIO
                                                      -----------------------------------------------------------------
                                                      BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
                                                      10/31/2011 10/31/2012 PURCHASES  SALES   INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                       ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.........................  $305,103   $385,352   $42,031  $ 6,052 $ 5,530           --
International Core Equity Portfolio..................   201,742    226,454    35,575   17,930   6,744           --
DFA Selectively Hedged Global Fixed Income Portfolio.   169,912    207,113    46,856    6,312   5,692       $  215
DFA Short-Term Extended Quality Portfolio............   114,037    138,151    29,860    7,257   2,287          223
U.S. Core Equity 1 Portfolio.........................   100,126    128,298    18,743    4,122   1,980           --
Emerging Markets Core Equity Portfolio...............    62,251     70,573    11,753    4,997   1,319           --
DFA Inflation-Protected Securities Portfolio.........    56,508     33,861     8,893   33,305     940          622
DFA Intermediate-Term Extended Quality Portfolio.....    56,431     69,916    12,578    2,981   1,803           --
DFA Five-Year Global Fixed Income Portfolio..........    56,077     69,464    14,832    1,486   1,288        1,081
DFA Real Estate Securities Portfolio.................    10,179     11,965     1,014      396     322           --
DFA World ex U.S. Government Fixed Income Portfolio..        --     34,747    34,589    1,322     326           --

                                                                      GLOBAL ALLOCATION 25/75 PORTFOLIO
                                                      -----------------------------------------------------------------
                                                      BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
                                                      10/31/2011 10/31/2012 PURCHASES  SALES   INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES                       ---------- ---------- --------- ------- -------- ----------------
DFA Two-Year Global Fixed Income Portfolio...........  $ 88,920   $125,438   $41,334  $ 3,980 $ 1,516       $  232
DFA Short-Term Extended Quality Portfolio............    89,084    126,258    42,516    6,706   1,957          177
DFA Inflation-Protected Securities Portfolio.........    44,138     46,091    12,907   13,076     899          493
U.S. Core Equity 2 Portfolio.........................    34,485     49,069    15,249    5,912     642           --
International Core Equity Portfolio..................    23,345     29,358     9,219    4,307     797           --
U.S. Core Equity 1 Portfolio.........................    10,840     16,353     6,265    2,419     233           --
Emerging Markets Core Equity Portfolio...............     7,088      8,809     3,298    1,793     158           --
DFA Real Estate Securities Portfolio.................     1,194      1,655       432      115      40           --
DFA World ex U.S. Government Fixed Income Portfolio..        --     16,774    16,825      730     117           --

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                      INCREASE                       INCREASE
                                     (DECREASE)                     (DECREASE)
                                   UNDISTRIBUTED     INCREASE      ACCUMULATED
                                   NET INVESTMENT   (DECREASE)     NET REALIZED
                                       INCOME     PAID-IN CAPITAL GAINS (LOSSES)
                                   -------------- --------------- --------------
Global Equity Portfolio...........        --             --             --
Global Allocation 60/40 Portfolio.        --             --             --
Global Allocation 25/75 Portfolio.      $(71)           $71             --

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                   NET INVESTMENT
                                     INCOME AND
                                     SHORT-TERM     LONG-TERM
                                   CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                   -------------- ------------- -------
Global Equity Portfolio
   2011...........................    $34,678          --       $34,678
   2012...........................     40,749          --        40,749
Global Allocation 60/40 Portfolio
   2011...........................     22,629          --        22,629
   2012...........................     28,271          --        28,271
Global Allocation 25/75 Portfolio
   2011...........................      5,391          --         5,391
   2012...........................      6,492          --         6,492

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                   NET INVESTMENT
                                       INCOME
                                   AND SHORT-TERM   LONG-TERM
                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                   -------------- ------------- -----
Global Allocation 25/75 Portfolio.      $71            --        $71

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                               TOTAL NET
                                   NET INVESTMENT                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                     SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                   -------------- ------------- ------------ -------------
Global Equity Portfolio...........      $ 36           --         $(93,477)    $(93,441)
Global Allocation 60/40 Portfolio.       305           --          (27,570)      27,265
Global Allocation 25/75 Portfolio.        33           --           (1,571)       1,538

   For Federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Global Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     EXPIRES ON OCTOBER 31,
                                   ---------------------------
                                    2016   2017    2018   2019 UNLIMITED  TOTAL
                                   ------ ------- ------- ---- --------- -------
Global Equity Portfolio........... $2,732 $74,314 $10,998 $565  $4,868   $93,477
Global Allocation 60/40 Portfolio.     --  25,132     983   --   1,455    27,570
Global Allocation 25/75 Portfolio.     --   1,473      98   --      --     1,571

   During the year ended October 31, 2012, Global Allocation 25/75 Portfolio utilized capital loss carryforward to offset realized capital gain for federal income tax purposes in the amount of $1,049 (amounts in thousands).

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                   ---------- ------------ -------------- --------------
Global Equity Portfolio........... $1,903,934   $362,310     $(117,339)      $244,971
Global Allocation 60/40 Portfolio.  1,241,263    145,892       (11,261)       134,631
Global Allocation 25/75 Portfolio.    390,971     34,066        (4,856)        29,210

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Global Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                              YEAR                YEAR
                                                              ENDED               ENDED
                                                        OCTOBER 31, 2012      OCT. 31, 2011
                                                       ------------------  ------------------
                                                         AMOUNT    SHARES    AMOUNT    SHARES
                                                       ---------  -------  ---------  -------
GLOBAL EQUITY PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $   2,389      176  $   1,176       89
   Shares Issued in Lieu of Cash Distributions........        71        6         67        5
   Shares Redeemed....................................    (3,024)    (227)      (379)     (29)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (564)     (45) $     864       65
                                                       =========  =======  =========  =======
Institutional Class Shares
   Shares Issued...................................... $ 517,273   39,667  $ 547,995   41,185
   Shares Issued in Lieu of Cash Distributions........    39,398    3,123     33,475    2,544
   Shares Redeemed....................................  (391,177) (30,101)  (379,183) (28,602)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 165,494   12,689  $ 202,287   15,127
                                                       =========  =======  =========  =======
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $  10,892      826  $     758       58
   Shares Issued in Lieu of Cash Distributions........       131       10         73        6
   Shares Redeemed....................................    (3,263)    (250)    (1,236)     (99)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   7,760      586  $    (405)     (35)
                                                       =========  =======  =========  =======
Institutional Class Shares
   Shares Issued...................................... $ 414,090   32,235  $ 386,685   29,942
   Shares Issued in Lieu of Cash Distributions........    26,495    2,130     21,296    1,674
   Shares Redeemed....................................  (281,493) (21,807)  (216,592) (16,828)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 159,092   12,558  $ 191,389   14,788
                                                       =========  =======  =========  =======
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $   2,024      168  $      52        4
   Shares Issued in Lieu of Cash Distributions........        20        2          6        1
   Shares Redeemed....................................       (45)      (4)       (73)      (6)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   1,999      166  $     (15)      (1)
                                                       =========  =======  =========  =======
Institutional Class Shares
   Shares Issued...................................... $ 183,523   15,450  $ 113,091    9,639
   Shares Issued in Lieu of Cash Distributions........     6,279      537      5,261      451
   Shares Redeemed....................................   (84,615)  (7,101)   (52,780)  (4,501)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 105,187    8,886  $  65,572    5,589
                                                       =========  =======  =========  =======

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Global Funds under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     0.88%        $1,164         71         $2        $6,097
Global Allocation 60/40 Portfolio.     0.89%         1,636         48          2         9,761
Global Allocation 25/75 Portfolio.     0.89%           481         48          1         4,354

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Global Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Global Funds under this line of credit as of October 31, 2012.

I. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No.2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
Global Equity Portfolio -- Class R2 Shares......................      2             90%
Global Equity Portfolio -- Institutional Class Shares...........      3             82%
Global Allocation 60/40 Portfolio -- Class R2 Shares............      2             98%
Global Allocation 60/40 Portfolio -- Institutional Class Shares.      3             73%
Global Allocation 25/75 Portfolio -- Class R2 Shares............      2             98%
Global Allocation 25/75 Portfolio -- Institutional Class Shares.      3             84%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE       LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
     ---------------       -------------------    ---------------------  -----------------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    Since Inception       100 portfolios in 4         Leo Melamed Professor of Finance,
Director of DFAIDG and                            investment companies        The University of Chicago Booth
DIG.                                                                          School of Business.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould               Since Inception       100 portfolios in 4         Steven G. Rothmeier Distinguished
Director of DFAIDG and                            investment companies        Service Professor of Economics, The
DIG.                                                                          University of Chicago Booth School
Trustee of DFAITC and                                                         of Business (since 1965). Member
DEM.                                                                          and Chair, Competitive Markets
The University of Chicago                                                     Advisory Committee, Chicago
Booth School of Business                                                      Mercantile Exchange (futures trading
5807 S. Woodlawn                                                              exchange) (since 2004). Formerly,
Avenue Chicago, IL                                                            Director of UNext, Inc. (1999-2006).
60637                                                                         Trustee, Harbor Fund (registered
Age: 73                                                                       investment company) (30 Portfolios)
                                                                              (since 1994). Formerly, Member of
                                                                              the Board of Milwaukee Mutal
                                                                              Insurance Company (1997-2010).

Roger G. Ibbotson           Since Inception       100 portfolios in 4         Professor in Practice of Finance,
Director of DFAIDG and                            investment companies        Yale School of Management (since
DIG.                                                                          1984). Chairman, CIO and Partner,
Trustee of DFAITC and                                                         Zebra Capital Management, LLC
DEM.                                                                          (hedge fund manager) (since 2001).
Yale School of                                                                Consultant to Morningstar, Inc.
Management                                                                    (since 2006). Formerly, Chairman,
P.O. Box 208200                                                               Ibbotson Associates, Inc., Chicago,
New Haven, CT                                                                 IL (software data publishing and
06520-8200                                                                    consulting) (1977-2006). Formerly,
Age: 68                                                                       Director, BIRR Portfolio Analysis,
                                                                              Inc. (software products) (1990-
                                                                              2010).

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     ADDRESS AND AGE       LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
     ---------------       -------------------    ---------------------  -----------------------------------------------
Edward P. Lazear            Since 2010            100 portfolios in 4            Morris Arnold Cox Senior
Director of DFAIDG and                            investment companies           Fellow, Hoover Institution
DIG.                                                                             (since 2002). Jack Steele
Trustee of DFAITC and                                                            Parker Professor of Human
DEM.                                                                             Resources Management and
Stanford University                                                              Economics, Graduate School
Graduate School of                                                               of Business, Stanford
Business                                                                         University (since 1995).
518 Memorial Way                                                                 Cornerstone Research (expert
Stanford, CA 94305-5015                                                          testimony and economic and
Age: 64                                                                          financial analysis) (since
                                                                                 2009). Formerly, Chairman
                                                                                 of the President George W.
                                                                                 Bush's Council of Economic
                                                                                 Advisers (2006-2009).
                                                                                 Formerly, Council of
                                                                                 Economic Advisors, State of
                                                                                 California (2005-2006).
                                                                                 Formerly, Commissioner,
                                                                                 White House Panel on Tax
                                                                                 Reform (2005).

Myron S. Scholes            Since Inception       100 portfolios in 4            Frank E. Buck Professor
Director of DFAIDG and                            investment companies           Emeritus of Finance,
DIG.                                                                             Stanford University (since
Trustee of DFAITC and                                                            1981). Formerly, Chairman,
DEM.                                                                             Platinum Grove Asset
c/o Dimensional Fund                                                             Management, L.P. (hedge
Advisors, LP                                                                     fund) (formerly, Oak Hill
6300 Bee Cave Road                                                               Platinum Partners) (1999-
Building 1                                                                       2009). Formerly, Managing
Austin, TX 78746                                                                 Partner, Oak Hill Capital
Age: 70                                                                          Management (private equity
                                                                                 firm) (until 2004). Director,
                                                                                 American Century Fund
                                                                                 Complex (registered
                                                                                 investment companies) (40
                                                                                 Portfolios) (since 1980).
                                                                                 Formerly, Director, Chicago
                                                                                 Mercantile Exchange (2001-
                                                                                 2008).

Abbie J. Smith              Since 2000            100 portfolios in 4            Boris and Irene Stern
Director of DFAIDG and                            investment companies           Distinguished Service
DIG.                                                                             Professor of Accounting, The
Trustee of DFAITC and                                                            University of Chicago Booth
DEM.                                                                             School of Business (since
The University of Chicago                                                        1980). Co-Director
Booth School of Business                                                         Investment Research,
5807 S. Woodlawn                                                                 Fundamental Investment
Avenue                                                                           Advisors (hedge fund) (since
Chicago, IL 60637                                                                2008). Director, HNI
Age: 58                                                                          Corporation (formerly known
                                                                                 as HON Industries Inc.)
                                                                                 (office furniture) (since
                                                                                 2000). Director, Ryder
                                                                                 System Inc. (transportation,
                                                                                 logistics and supply-chain
                                                                                 management) (since 2003).
                                                                                 Trustee, UBS Funds (4
                                                                                 investment companies within
                                                                                 the fund complex) (52
                                                                                 portfolios) (since 2009).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
      ---------------        -------------------    ---------------------  -----------------------------------------------
                                           INTERESTED TRUSTEES/DIRECTORS*

David G. Booth                Since Inception       100 portfolios in 4            Chairman, Director/Trustee,
Chairman, Director,                                 investment companies           President, and Co-Chief
Co-Chief Executive Officer                                                         Executive Officer (since
and President of DFAIDG                                                            January 2010) of
and DIG. Chairman,                                                                 Dimensional Holdings Inc.,
Trustee, Co-Chief                                                                  Dimensional Fund Advisors
Executive Officer and                                                              LP, DFA Securities LLC,
President of DFAITC and                                                            Dimensional Emerging
DEM.                                                                               Markets Value Fund,
6300 Bee Cave Road,                                                                DFAIDG, Dimensional
Building One                                                                       Investment Group Inc. and
Austin, Texas 78746                                                                The DFA Investment Trust
Age: 65                                                                            Company. Director of
                                                                                   Dimensional Fund Advisors
                                                                                   Ltd., Dimensional Funds
                                                                                   PLC, Dimensional Funds II
                                                                                   PLC, DFA Australia Limited,
                                                                                   Dimensional Cayman
                                                                                   Commodity Fund I Ltd.,
                                                                                   Dimensional Japan Ltd. and
                                                                                   Dimensional Advisors Ltd.
                                                                                   Chairman, Director and
                                                                                   Co-Chief Executive Officer
                                                                                   of Dimensional Fund
                                                                                   Advisors Canada ULC.
                                                                                   President, Dimensional
                                                                                   SmartNest (US) LLC.
                                                                                   Limited Partner, Oak Hill
                                                                                   Partners (since 2001) and
                                                                                   VSC Investors, LLC (since
                                                                                   2007). Trustee, The
                                                                                   University of Chicago.
                                                                                   Trustee, University of Kansas
                                                                                   Endowment Association.
                                                                                   Formerly, Chief Executive
                                                                                   Officer (until 2010) and
                                                                                   Chief Investment Officer
                                                                                   (2003-2007) of Dimensional
                                                                                   Fund Advisors LP, DFA
                                                                                   Securities LLC, Dimensional
                                                                                   Emerging Markets Value
                                                                                   Fund, DFAIDG, Dimensional
                                                                                   Investment Group Inc., The
                                                                                   DFA Investment Trust
                                                                                   Company and Dimensional
                                                                                   Holdings Inc. Formerly,
                                                                                   Chief Investment Officer of
                                                                                   Dimensional Fund Advisors
                                                                                   Ltd. Formerly, President and
                                                                                   Chief Investment Officer of
                                                                                   DFA Australia Limited.
                                                                                   Formerly, Director, SA
                                                                                   Funds (registered investment
                                                                                   company).

Eduardo A. Repetto            Since 2009            100 portfolios in 4            Co-Chief Executive Officer
Director, Co-Chief                                  investment companies           (since January 2010), Chief
Executive Officer and                                                              Investment Officer (since
Chief Investment Officer of                                                        March 2007) and Director/
DFAIDG and DIG.                                                                    Trustee of Dimensional
Trustee, Co-Chief                                                                  Holdings Inc., Dimensional
Executive Officer and                                                              Fund Advisors LP, DFA
Chief Investment Officer of                                                        Securities LLC, Dimensional
DFAITC and DEM.                                                                    Emerging Markets Value
6300 Bee Cave Road,                                                                Fund, DFAIDG, Dimensional
Building One                                                                       Investment Group Inc., The
Austin, TX 78746                                                                   DFA Investment Trust
Age: 45                                                                            Company and Dimensional
                                                                                   Cayman Commodity Fund I
                                                                                   Ltd. Co-Chief Executive
                                                                                   Officer, President and Chief
                                                                                   Investment Officer of
                                                                                   Dimensional Fund Advisors
                                                                                   Canada ULC. Chief
                                                                                   Investment Officer, Vice
                                                                                   President and Director of
                                                                                   DFA Australia Limited.
                                                                                   Director of Dimensional
                                                                                   Fund Advisors Ltd.,
                                                                                   Dimensional Funds PLC,
                                                                                   Dimensional Funds II PLC,
                                                                                   Dimensional Japan Ltd. and
                                                                                   Dimensional Advisors Ltd.
                                                                                   Co-Chief Executive Officer
                                                                                   of Dimensional Retirement
                                                                                   Plan Services LLC.
                                                                                   Formerly, Vice President of
                                                                                   Dimensional Holdings Inc.,
                                                                                   Dimensional Fund Advisors
                                                                                   LP, DFA Securities LLC,
                                                                                   Dimensional Emerging
                                                                                   Markets Value Fund,
                                                                                   DFAIDG, Dimensional
                                                                                   Investment Group Inc., The
                                                                                   DFA Investment Trust
                                                                                   Company and Dimensional
                                                                                   Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND      AND LENGTH OF
AND AGE                              SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------     ----------------   --------------------------------------------------------------
                                                   OFFICERS

April A. Aandal                    Since 2008       Vice President of all the DFA Entities. Vice President Global
Vice President, Global Business                     Business Development of all the DFA Entities. Formerly,
Development                                         Chief Learning Officer of Dimensional (2008-2011);
Age: 49                                             Regional Director of Dimensional (2004-2008).

Robyn G. Alcorta                   Since 2012       Vice President of all the DFA Entities. Formerly, Vice
Vice President                                      President Business Development at Capson Physicians
Age: 37                                             Insurance Company (2010-2012); Vice President at Charles
                                                    Schwab (2007-2010).

Darryl D. Avery                    Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                   Since 1993       Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                      Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                      Director for Dimensional (2010-January 2011); Chief Market
Age: 43                                             Strategist at Commonwealth Financial (2007-2010); Director
                                                    of Research at Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007       Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                   Since 2001       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                        Entities, DFA Australia Limited, Dimensional Fund Advisors
Secretary                                           Ltd., Dimensional Cayman Commodity Fund I Ltd.,
Age: 45                                             Dimensional Retirement Plan Services LLC, Dimensional
                                                    Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited.
                                                    Director, Vice President and Assistant Secretary of
                                                    Dimensional Fund Advisors Canada ULC.

David P. Butler                    Since 2007       Vice President of all the DFA Entities. Head of Global
Vice President                                      Financial Services of Dimensional (since 2008). Formerly,
Age: 48                                             Regional Director of Dimensional (January 1995 to January
                                                    2005).

Douglas M. Byrkit                  Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                      Director for Dimensional Fund Advisors LP (December 2010-
Age: 41                                             January 2012); Regional Director at Russell Investments
                                                    (April 2006-December 2010).

James G. Charles                   Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                      Director for Dimensional (2008-2010); Vice President, Client
Age: 56                                             Portfolio Manager at American Century Investments (2001-
                                                    2008).

Joseph H. Chi                      Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr.
Age: 46                                             Portfolio Manager of Dimensional (since January 2012).
                                                    Formerly, Portfolio Manager for Dimensional (October 2005-
                                                    January 2012).

Stephen A. Clark                   Since 2004       Vice President of all the DFA Entities, DFA Australia
Vice President                                      Limited and Dimensional Fund Advisors Canada ULC. Head
Age: 40                                             of Institutional, North America (since March 2012).
                                                    Formerly, Head of Portfolio Management of Dimensional
                                                    (January 2006-March 2012).

Jeffrey D. Cornell                 Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                      Director for Dimensional Fund Advisors LP (August 2002-
Age: 36                                             January 2012).

                                         TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND              AND LENGTH OF
AND AGE                                      SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------             ----------------   ---------------------------------------------------------------
Robert P. Cornell                          Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                              Financial Services Group of Dimensional (since August
Age: 63                                                     1993).

George H. Crane                            Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                              President and Managing Director at State Street Bank & Trust
Age: 57                                                     Company (2007-2008); Managing Director, Head of
                                                            Investment Administration and Operations at State Street
                                                            Research & Management Company (2002-2005).

Christopher S. Crossan                     Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and Global Chief                             the DFA Entities, DFA Australia Limited, Dimensional Fund
Compliance Officer                                          Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Age: 46                                                     SmartNest (US) LLC and Dimensional Retirement Plan
                                                            Services LLC. Chief Compliance Officer of Dimensional
                                                            Fund Advisors Canada ULC.

James L. Davis                             Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                            Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                              Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                           Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                              Dimensional (since August 2008). Formerly, Research
Age: 40                                                     Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                         Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief Communications                     Communications Officer of Dimensional (since 2010).
Officer
Age: 42

Richard A. Eustice                         Since 1998       Vice President and Assistant Secretary of all the DFA Entities
Vice President and Assistant                                and DFA Australia Limited. Chief Operating Officer of
Secretary                                                   Dimensional Fund Advisors Ltd. (since July 2008). Formerly,
Age: 47                                                     Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                        Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                             Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                              Management of Dimensional (since March 2012). Sr.
Age: 38                                                     Portfolio Manager of Dimensional (since January 2012).
                                                            Formerly, Portfolio Manager for Dimensional (since
                                                            September 2004).

Jeremy P. Freeman                          Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                              Manager for Dimensional (since June 2006). Formerly,
Age: 41                                                     Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                            (June 1998-June 2006).

Mark R. Gochnour                           Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                              Dimensional.
Age: 45

Tom M. Goodrum                             Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                              Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                              Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                               Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                              Director of Dimensional (January 2005 to February 2007).
Age: 38

                                    TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND         AND LENGTH OF
AND AGE                                 SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        ----------------   --------------------------------------------------------------

Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional Fund Advisors LP (since 2012). Formerly,
Age: 37                                                Senior Trader for Dimensional Fund Advisors Ltd. (2009-
                                                       2012); Trader for Dimensional Fund Advisors Ltd. (2008-
                                                       2009); Trader for Dimensional Fund Advisors LP (2004-
                                                       2008).

Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities. Regional Director of
Vice President                                         Dimensional (since June 1998).
Age: 44

Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities
Vice President and Fund Controller                     and Dimensional Cayman Commodity Fund I Ltd. and
Age: 38                                                Dimensional Japan Ltd.

Kevin B. Hight                        Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                       Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                    Since 2011       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                         Director, Co-Head Global Consultant Relations at BlackRock
Age: 52                                                (2004-2011).

Jeff J. Jeon                          Since 2004       Vice President of all the DFA Entities and Dimensional
Vice President                                         Cayman Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                      Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
Vice President                                         Manager for Dimensional Fund Advisors LP (October 2008-
Age: 44                                                January 2012); General Manager at Intereity Investments
                                                       (March 2007-October 2008).

Patrick M. Keating                    Since 2003       Vice President and Chief Operating Officer of all the DFA
Vice President and Chief Operating                     Entities, Dimensional Cayman Commodity Fund I Ltd.,
Officer                                                Dimensional Japan Ltd., Dimensional Advisors Ltd.,
Age: 57                                                Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                       Kong Limited and Dimensional Retirement Plan Services
                                                       LLC. Director, Vice President and Chief Privacy Officer of
                                                       Dimensional Fund Advisors Canada ULC. Director of DFA
                                                       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                       Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                       Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                       President of Dimensional Hong Kong Limited.

Glenn E. Kemp                         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                         Director for Dimensional Fund Advisors LP (April 2006-
Age: 64                                                January 2012).

David M. Kershner                     Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                       Since 2012       Vice President of all the DFA Entities. Formerly, Accounting
Vice President                                         Manager for Dimensional Fund Advisors LP (January 2006-
Age: 32                                                January 2012).

Timothy R. Kohn                       Since 2011       Vice President of all the DFA Entities. Head of Defined
Vice President                                         Contribution Sales for Dimensional (since August 2010).
Age: 41                                                Formerly, Chief DC Strategist, Barclays Global Investors
                                                       (2005-2009).

Joseph F. Kolerich                    Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager
Vice President                                         of Dimensional (since January 2012). Formerly, Portfolio
Age: 40                                                Manager for Dimensional (April 2007-January 2012).

Stephen W. Kurad                      Since 2011       Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (2007-2010).
Age: 43

Michael F. Lane                       Since 2004       Vice President of all the DFA Entities. Chief Executive
Vice President                                         Officer of Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                          TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                AND LENGTH OF
AND AGE                                        SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------- --------------------- --------------------------------------------------------------
Francis R. Lao                                Since 2011       Vice President of all the DFA Entities. Formerly, Vice
Vice President                                                 President - Global Operations at Janus Capital Group (2005-
Age: 43                                                        2011).

Juliet Lee                                    Since 2005       Vice President of all the DFA Entities. Human Resources
Vice President                                                 Manager of Dimensional (since January 2004).
Age: 41

Marlena I. Lee                                Since 2011       Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                             Since 2009       Vice President of all the DFA Entities. Regional Director for
Vice President                                                 Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                             Since 2010       Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional
Age: 39                                                        (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus                               Since 2008       Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional. Formerly, Global Head of
Human Resources Age: 42                                        Recruiting and Vice President of Goldman Sachs & Co. (June
                                                               2006 to January 2008).

David R. Martin                               Since 2007       Vice President, Chief Financial Officer and Treasurer of all
Vice President, Chief Financial Officer                        the DFA Entities. Director, Vice President, Chief Financial
and Treasurer Age: 55                                          Officer and Treasurer of Dimensional Fund Advisors Ltd.,
                                                               DFA Australia Limited, Dimensional Advisors Ltd.,
                                                               Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest LLC, Dimensional SmartNest (US)
                                                               LLC, Dimensional Cayman Commodity Fund I Ltd. and
                                                               Dimensional Retirement Plan Services LLC. Director of
                                                               Dimensional Funds PLC and Dimensional Funds II PLC.
                                                               Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities and
Vice President and Secretary                     1997          Dimensional Retirement Plan Services LLC (since June
Age: 48                                  and Secretary since   2012). Director, Vice President and Secretary of DFA
                                                 2000          Australia Limited and Dimensional Fund Advisors Ltd. (since
                                                               February 2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors
                                                               Canada ULC (since June 2003), Dimensional SmartNest
                                                               LLC, Dimensional SmartNest (US) LLC, Dimensional
                                                               Cayman Commodity Fund I Ltd., Dimensional Japan Ltd.
                                                               (since February 2012), Dimensional Advisors Ltd. (since
                                                               March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                               June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August
                                                               2012 and July 2012).

Christian A. Newton                           Since 2009       Vice President of all DFA Entities. Web Services Manager
Vice President                                                 for Dimensional (since January 2008). Formerly, Design
Age: 37                                                        Manager of Dimensional (2005-2008).

Pamela B. Noble                               Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                                 Dimensional (2008-2010). Formerly, Vice President and
Age: 48                                                        Portfolio Manager at USAA Investment Management
                                                               Company (2001-2006).

Carolyn L. O                                  Since 2010       Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Deputy General Counsel,
Age: 38                                                        Funds (since 2011). Counsel for Dimensional (2007-2011).
                                                               Formerly, Associate at K&L Gates LLP (January 2004-
                                                               September 2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   --------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2004 to 2006).
    Age: 35

    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    Age: 38

    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance
    Vice President                               Officer for Dimensional (since January 2008). Formerly,
    Age: 34                                      Compliance Officer (February 2006-December 2007) and
                                                 Compliance Analyst (August 2004-January 2006) for
                                                 Dimensional.

    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia
    Vice President                               Limited, Dimensional Fund Advisors Ltd. and Dimensional
    Age: 51                                      Fund Advisors Canada ULC.

    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (July 2006-2010).
    Age: 41

    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008). Systems Developer of
    Age: 39                                      Dimensional (2001-2006).

    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional Fund Advisors LP (June 2011-
    Age: 31                                      January 2012); Research Assistant for Dimensional Fund
                                                 Advisors LP (July 2004-August 2007).

    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    Age: 41

    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems
    Vice President                               Manager for Dimensional (since July 2008). Formerly, Senior
    Age: 53                                      Manager at Vanguard (November 1997-July 2008).

    David E. Schneider          Since 2001       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 66

    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional
    Vice President                               Director for Dimensional (March 2006-January 2010).
    Age: 50

    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007). Formerly, Vice
    Age: 47                                      President Client and Fund Reporting at Mellon Financial
                                                 (September 2005-May 2007).

    Edward R. Simpson           Since 2007       Vice President of all the DFA Entities. Regional Director of
    Vice President                               Dimensional (since December 2002).
    Age: 44

    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities. Formerly, Regional
    Vice President                               Director of Dimensional (December 1999 to January 2007).
    Age: 37

    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010). Formerly, Business Analyst
    Age: 44                                      Manager, National Instruments (2003-2007).

    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    Age: 56

    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    Age: 49

    Lawrence R. Spieth          Since 2004       Vice President of all the DFA Entities.
    Vice President
    Age: 64

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   --------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   Age: 39

   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                Director for Dimensional Fund Advisors LP (January 2008-
   Age: 34                                       January 2012).

   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager,
   Vice President                                Technology for Dimensional (since March 2007). Formerly,
   Age: 54                                       Director of Technology at AMVESCAP (2002-2007).

   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia
   Vice President                                Limited, Dimensional Fund Advisors Ltd., and Dimensional
   Age: 46                                       Fund Advisors Canada ULC.

   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   Age: 42

   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   Age: 61

   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities. Senior Trader of
   Vice President                                Dimensional (since 2007).
   Age: 36

   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities. Chief Technology
   Vice President                                Officer for Dimensional (since 2004).
   Age: 57

   Faith A. Yando               Since 2011       Vice President of all the DFA Entities. Formerly, Senior Vice
   Vice President                                President, Global Public Relations at Natixis Global Asset
   Age: 50                                       Management (2008-2011); Senior Vice President, Media
                                                 Relations at Bank of America (2007-2008).

   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                Director for Dimensional (2005-2010).
   Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Global Fund is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Global Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                       QUALIFYING
                                   NET                                                FOR CORPORATE
                               INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING    U.S.
DIMENSIONAL INVESTMENT GROUP     INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND  GOVERNMENT
INC.                          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)  INCOME(2)  INTEREST(3)
----------------------------  ------------- ------------- ------------- ------------- ------------- ---------- -----------
  GLOBAL EQUITY PORTFOLIO
  Class R2 Shares............      100%          --            --            100%          100%        100%        --
  Institutional Class
    Shares...................      100%          --            --            100%          100%        100%        --
  GLOBAL ALLOCATION 60/40
    PORTFOLIO
  Class R2 Shares............      100%          --            --            100%          100%        100%        --
  Institutional Class
    Shares...................      100%          --            --            100%          100%        100%        --
  GLOBAL ALLOCATION 25/75
    PORTFOLIO
  Class R2 Shares............      100%          --            --            100%          100%        100%        --
  Institutional Class
    Shares...................      100%          --            --            100%          100%        100%        --


                               FOREIGN   FOREIGN  QUALIFYING   QUALIFYING
DIMENSIONAL INVESTMENT GROUP     TAX     SOURCE    INTEREST    SHORT-TERM
INC.                          CREDIT(4) INCOME(5) INCOME(6)  CAPITAL GAIN(7)
----------------------------  --------- --------- ---------- ---------------
  GLOBAL EQUITY PORTFOLIO
  Class R2 Shares............     2%       50%       100%          100%
  Institutional Class
    Shares...................     2%       50%       100%          100%
  GLOBAL ALLOCATION 60/40
    PORTFOLIO
  Class R2 Shares............     1%       41%       100%          100%
  Institutional Class
    Shares...................     1%       41%       100%          100%
  GLOBAL ALLOCATION 25/75
    PORTFOLIO
  Class R2 Shares............     1%       28%       100%          100%
  Institutional Class
    Shares...................     1%       28%       100%          100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of net investment income and short-term capital gain distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

[LOGO]  Recycled
        Recyclable                                         DFA103112-025A

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2012

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

DFA International Value Portfolio II

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts......................................................   2
   Management's Discussion and Analysis....................................   3
   Disclosure of Fund Expenses.............................................   6
   Disclosure of Portfolio Holdings........................................   8
   Schedules of Investments
       U.S. Large Cap Value Portfolio II...................................   9
       DFA International Value Portfolio II................................   9
   Statements of Assets and Liabilities....................................  10
   Statements of Operations................................................  11
   Statements of Changes in Net Assets.....................................  12
   Financial Highlights....................................................  13
   Notes to Financial Statements...........................................  14
   Report of Independent Registered Public Accounting Firm.................  20
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts......................................................  21
   Management's Discussion and Analysis....................................  22
   Disclosure of Fund Expenses.............................................  25
   Disclosure of Portfolio Holdings........................................  27
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.....................................  28
       The DFA International Value Series..................................  31
   Statements of Assets and Liabilities....................................  35
   Statements of Operations................................................  36
   Statements of Changes in Net Assets.....................................  37
   Financial Highlights....................................................  38
   Notes to Financial Statements...........................................  39
   Report of Independent Registered Public Accounting Firm.................  47
FUND MANAGEMENT............................................................  48
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  58
NOTICE TO SHAREHOLDERS.....................................................  59

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

   ADR    American Depositary Receipt
   FNMA   Federal National Mortgage Association
   P.L.C. Public Limited Company

Investment Footnotes

   +      See Note B to Financial Statements.
   ++ Securities have generally been fair valued. See Note B to Financial Statements.
   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *      Non-Income Producing Securities.
   #      Total or Partial Securities on Loan.
   @      Security purchased with cash proceeds from Securities on Loan.
   (S)    Affiliated Fund.

FINANCIAL HIGHLIGHTS

   (A)    Computed using average shares outstanding.
   (B)    Annualized
   (C)    Non-Annualized
   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --     Amounts designated as -- are either zero or rounded to zero.
   REIT   Real Estate Investment Trust
   RIC    Registered Investment Company
   SEC    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                                  RUSSELL
                                                     U.S. LARGE   1000(R)
               END      FUND   BENCHMARK    END      CAP VALUE     VALUE
BEGIN DATE     DATE    RETURNS  RETURNS     DATE    PORTFOLIO II   INDEX
2002-10-31  2002-11-30   7.01%    6.30%     10/2002       10000       10000
2002-11-30  2002-12-31  -4.44%   -4.34%     11/2002  10701.1686       10630
2002-12-31  2003-01-31  -2.40%   -2.42%     12/2002  10226.2929   10168.658
2003-01-31  2003-02-28  -2.89%   -2.67%     01/2003  9980.59079  9922.57648
2003-02-28  2003-03-31  -0.44%    0.17%     02/2003   9692.5262  9657.64368
2003-03-31  2003-04-30   9.22%    8.80%     03/2003  9650.16376  9674.06168
2003-04-30  2003-05-31   6.67%    6.46%     04/2003   10539.775  10525.3791
2003-05-31  2003-06-30   1.06%    1.25%     05/2003  11242.9915  11205.3186
2003-06-30  2003-07-31   2.54%    1.49%     06/2003  11361.6063  11345.3851
2003-07-31  2003-08-31   3.56%    1.56%     07/2003  11649.6709  11514.4313
2003-08-31  2003-09-30  -2.18%   -0.98%     08/2003  12064.8228  11694.0564
2003-09-30  2003-10-31   6.68%    6.12%     09/2003  11802.1757  11579.4547
2003-10-31  2003-11-30   2.22%    1.36%     10/2003  12590.1171  12288.1173
2003-11-30  2003-12-31   6.85%    6.16%     11/2003  12869.7092  12455.2357
2003-12-31  2004-01-31   1.74%    1.76%     12/2003  13751.8311  13222.4782
2004-01-31  2004-02-29   2.57%    2.14%     01/2004  13991.7384  13455.1939
2004-02-29  2004-03-31  -0.42%   -0.88%     02/2004  14351.5994   13743.135
2004-03-31  2004-04-30  -1.68%   -2.44%     03/2004  14291.6226  13622.1954
2004-04-30  2004-05-31   0.55%    1.02%     04/2004  14051.7153  13289.8138
2004-05-31  2004-06-30   3.05%    2.36%     05/2004  14128.8283  13425.3699
2004-06-30  2004-07-31  -3.25%   -1.41%     06/2004  14560.3984  13742.2087
2004-07-31  2004-08-31   0.00%    1.42%     07/2004  14086.8195  13548.4435
2004-08-31  2004-09-30   3.06%    1.55%     08/2004  14086.8195  13740.8314
2004-09-30  2004-10-31   1.19%    1.66%     09/2004  14517.2514  13953.8143
2004-10-31  2004-11-30   6.58%    5.06%     10/2004   14689.973  14185.4476
2004-11-30  2004-12-31   3.96%    3.35%     11/2004   15657.214  14903.2313
2004-12-31  2005-01-31  -2.51%   -1.78%     12/2004  16277.4974  15402.4895
2005-01-31  2005-02-28   3.06%    3.31%     01/2005  15869.6923  15128.3252
2005-02-28  2005-03-31  -0.28%   -1.37%     02/2005  16355.5877  15629.0728
2005-03-31  2005-04-30  -3.36%   -1.79%     03/2005  16309.5128  15414.9545
2005-04-30  2005-05-31   4.24%    2.41%     04/2005  15762.0971  15139.0268
2005-05-31  2005-06-30   2.07%    1.09%     05/2005  16431.1607   15503.596
2005-06-30  2005-07-31   4.99%    2.89%     06/2005  16770.7715  15673.1272
2005-07-31  2005-08-31  -0.84%   -0.43%     07/2005  17607.1321  16126.5843
2005-08-31  2005-09-30   1.55%    1.40%     08/2005  17459.0266  16056.5045
2005-09-30  2005-10-31  -2.66%   -2.54%     09/2005  17729.4645  16281.9449
2005-10-31  2005-11-30   3.95%    3.27%     10/2005  17257.6109  15868.4229
2005-11-30  2005-12-31   0.13%    0.60%     11/2005  17939.1773  16387.3203
2005-12-31  2006-01-31   4.76%    3.88%     12/2005  17963.2199  16485.2089
2006-01-31  2006-02-28  -0.33%    0.61%     01/2006  18819.0315  17125.3487
2006-02-28  2006-03-31   1.79%    1.35%     02/2006  18757.2719  17229.9349
2006-03-31  2006-04-30   2.82%    2.54%     03/2006  19092.6054  17463.3218
2006-04-30  2006-05-31  -1.85%   -2.53%     04/2006  19631.7947  17907.1693
2006-05-31  2006-06-30   0.84%    0.64%     05/2006  19269.3888   17454.821
2006-06-30  2006-07-31  -1.42%    2.43%     06/2006  19431.9685  17566.3625
2006-07-31  2006-08-31   1.62%    1.67%     07/2006  19156.7785  17993.4658
2006-08-31  2006-09-30   2.80%    1.99%     08/2006  19467.4769  18294.6019
2006-09-30  2006-10-31   3.92%    3.27%     09/2006  20012.6593  18659.1081
2006-10-31  2006-11-30   1.93%    2.28%     10/2006  20796.4217  19269.9902
2006-11-30  2006-12-31   2.00%    2.24%     11/2006  21197.2092  19709.8638
2006-12-31  2007-01-31   2.92%    1.28%     12/2006  21622.1601  20152.3336
2007-01-31  2007-02-28  -1.52%   -1.56%     01/2007  22254.0656  20410.0561
2007-02-28  2007-03-31   0.71%    1.55%     02/2007  21915.2177   20091.867
2007-03-31  2007-04-30   4.24%    3.70%     03/2007  22070.6515   20402.495
2007-04-30  2007-05-31   4.11%    3.61%     04/2007  23006.7041  21156.4259
2007-05-31  2007-06-30  -1.61%   -2.34%     05/2007  23951.9336  21919.5216
2007-06-30  2007-07-31  -6.21%   -4.62%     06/2007  23565.3285  21407.3485
2007-07-31  2007-08-31  -1.92%    1.12%     07/2007  22101.7007  20417.3908
2007-08-31  2007-09-30   2.61%    3.43%     08/2007  21678.2612  20646.1773
2007-09-30  2007-10-31   0.58%    0.01%     09/2007  22243.3711  21355.3282
2007-10-31  2007-11-30  -5.57%   -4.89%     10/2007   22372.693   21357.685
2007-11-30  2007-12-31  -0.37%   -0.97%     11/2007  21125.6602  20313.8487
2007-12-31  2008-01-31  -3.82%   -4.01%     12/2007  21047.7722  20117.4134
2008-01-31  2008-02-29  -3.05%   -4.19%     01/2008  20243.1487  19311.6524
2008-02-29  2008-03-31  -0.97%   -0.75%     02/2008  19624.9624  18502.5361
2008-03-31  2008-04-30   6.33%    4.87%     03/2008  19435.5435  18363.7671
2008-04-30  2008-05-31   2.38%   -0.16%     04/2008  20665.6412  19258.9211
2008-05-31  2008-06-30 -10.98%   -9.57%     05/2008  21157.6802   19228.354
2008-06-30  2008-07-31  -1.10%   -0.36%     06/2008  18835.5905  17387.7885
2008-07-31  2008-08-31   1.96%    1.70%     07/2008   18628.063  17325.0222
2008-08-31  2008-09-30  -8.97%   -7.35%     08/2008  18993.7067  17619.5475
2008-09-30  2008-10-31 -22.53%  -17.31%     09/2008   17289.562  16325.0111
2008-10-31  2008-11-30  -9.79%   -7.17%     10/2008  13394.4423  13498.9528
2008-11-30  2008-12-31   3.21%    1.39%     11/2008  12082.8203  12530.9566
2008-12-31  2009-01-31 -11.91%  -11.50%     12/2008  12470.7431  12704.8862
2009-01-31  2009-02-28 -14.06%  -13.36%     01/2009     10985.2  11243.9578
2009-02-28  2009-03-31   9.90%    8.55%     02/2009  9441.01709  9741.64674
2009-03-31  2009-04-30  16.25%   10.72%     03/2009  10375.9999  10574.5892
2009-04-30  2009-05-31   7.73%    6.18%     04/2009  12062.3479  11708.0967
2009-05-31  2009-06-30  -1.27%   -0.74%     05/2009  12994.7991   12432.076
2009-06-30  2009-07-31   9.44%    8.19%     06/2009  12829.5553  12340.2717
2009-07-31  2009-08-31   6.79%    5.23%     07/2009  14041.0148  13350.3397
2009-08-31  2009-09-30   4.38%    3.86%     08/2009  14994.2945  14048.6356
2009-09-30  2009-10-31  -4.33%   -3.06%     09/2009  15650.6582  14591.4108
2009-10-31  2009-11-30   5.59%    5.64%     10/2009  14973.6577  14144.8483
2009-11-30  2009-12-31   2.84%    1.77%     11/2009  15809.9524   14942.092
2009-12-31  2010-01-31  -2.34%   -2.81%     12/2009  16258.1887  15206.5184
2010-01-31  2010-02-28   4.29%    3.16%     01/2010  15877.7631  14778.8508
2010-02-28  2010-03-31   7.77%    6.51%     02/2010  16558.5247  15245.3491
2010-03-31  2010-04-30   3.15%    2.59%     03/2010  17845.5011  16237.8224
2010-04-30  2010-05-31  -8.51%   -8.22%     04/2010  18407.5642  16657.9892
2010-05-31  2010-06-30  -7.63%   -5.63%     05/2010  16841.8172  15288.7697
2010-06-30  2010-07-31   7.90%    6.77%     06/2010  15556.7813  14428.0985
2010-07-31  2010-08-31  -6.12%   -4.28%     07/2010  16786.0088  15404.8553
2010-08-31  2010-09-30   9.90%    7.76%     08/2010   15758.294  14745.6869
2010-09-30  2010-10-31   3.63%    3.00%     09/2010  17319.0001  15889.7057
2010-10-31  2010-11-30  -0.79%   -0.53%     10/2010  17948.4128  16366.4932
2010-11-30  2010-12-31   9.76%    7.89%     11/2010  17806.2873  16279.8829
2010-12-31  2011-01-31   3.24%    2.26%     12/2010  19543.7659  17564.4356
2011-01-31  2011-02-28   5.36%    3.69%     01/2011  20176.8451  17961.7627
2011-02-28  2011-03-31   0.48%    0.40%     02/2011  21259.2062  18624.2794
2011-03-31  2011-04-30   2.49%    2.66%     03/2011   21361.849   18698.251
2011-04-30  2011-05-31  -1.40%   -1.06%     04/2011  21894.3591  19196.1532
2011-05-31  2011-06-30  -1.71%   -2.05%     05/2011  21587.1418  18993.3429
2011-06-30  2011-07-31  -4.65%   -3.32%     06/2011  21217.6046  18603.9051
2011-07-31  2011-08-31  -8.43%   -6.24%     07/2011  20230.7393  17986.8348
2011-08-31  2011-09-30 -10.09%   -7.56%     08/2011  18524.2846  16864.3465
2011-09-30  2011-10-31  13.90%   11.45%     09/2011   16655.406  15589.8488
2011-10-31  2011-11-30  -0.87%   -0.52%     10/2011  18969.8049  17374.7655
2011-11-30  2011-12-31   0.77%    2.02%     11/2011  18804.4907  17284.7106
2011-12-31  2012-01-31   4.95%    3.78%     12/2011  18949.6332  17633.0239
2012-01-31  2012-02-29   5.76%    3.99%     01/2012   19886.703  18300.0833
2012-02-29  2012-03-31   1.92%    2.96%     02/2012  21032.0105  19029.5813
2012-03-31  2012-04-30  -2.05%   -1.02%     03/2012  21435.2059  19593.7013
2012-04-30  2012-05-31  -7.16%   -5.86%     04/2012  20996.4736  19393.8991
2012-05-31  2012-06-30   5.39%    4.96%     05/2012  19492.2486  18256.6217
2012-06-30  2012-07-31   1.02%    1.03%     06/2012  20543.0104  19163.0537
2012-07-31  2012-08-31   3.95%    2.17%     07/2012  20753.0617  19361.3752
2012-08-31  2012-09-30   3.70%    3.17%     08/2012  21572.2615  19781.7483
2012-09-30  2012-10-31   0.19%   -0.49%     09/2012  22369.5342  20409.6686
                                         10/31/2012  22411.7408   20309.476

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      18.14%  0.03%  8.40%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                         DFA      MSCI WORLD
                                                    INTERNATIONAL   EX USA
               END      FUND   BENCHMARK                VALUE       INDEX
BEGIN DATE     DATE    RETURNS  RETURNS   END DATE  PORTFOLIO II  (NET DIV.)
2002-10-31  2002-11-30   5.98%    4.60%     10/2002       10000        10000
2002-11-30  2002-12-31  -2.55%   -3.23%     11/2002   10597.561   10460.3839
2002-12-31  2003-01-31  -3.39%   -3.81%     12/2002  10327.4146    10122.316
2003-01-31  2003-02-28  -2.00%   -1.97%     01/2003   9977.7561   9736.63317
2003-02-28  2003-03-31  -2.43%   -1.93%     02/2003  9777.95122   9544.69952
2003-03-31  2003-04-30  10.99%    9.60%     03/2003  9540.68293   9360.75408
2003-04-30  2003-05-31   7.55%    6.20%     04/2003  10589.6585   10259.0855
2003-05-31  2003-06-30   3.18%    2.43%     05/2003   11388.878   10895.3724
2003-06-30  2003-07-31   4.57%    2.29%     06/2003  11751.0244   11160.0507
2003-07-31  2003-08-31   2.54%    2.58%     07/2003       12288   11416.0851
2003-08-31  2003-09-30   3.87%    3.00%     08/2003  12600.1951   11710.4564
2003-09-30  2003-10-31   7.82%    6.26%     09/2003  13087.2195   12061.7856
2003-10-31  2003-11-30   2.12%    2.27%     10/2003  14111.2195   12817.1043
2003-11-30  2003-12-31   7.51%    7.67%     11/2003  14410.9268   13107.6332
2003-12-31  2004-01-31   2.55%    1.39%     12/2003  15493.2495   14112.7269
2004-01-31  2004-02-29   3.05%    2.30%     01/2004  15888.2255   14309.2291
2004-02-29  2004-03-31   1.56%    0.50%     02/2004  16372.3895   14638.3333
2004-03-31  2004-04-30  -3.07%   -2.62%     03/2004  16627.2127   14711.6145
2004-04-30  2004-05-31   1.03%    0.47%     04/2004  16117.5663   14326.5224
2004-05-31  2004-06-30   4.12%    2.31%     05/2004  16283.2014     14393.49
2004-06-30  2004-07-31  -3.72%   -3.05%     06/2004  16954.8186   14725.8838
2004-07-31  2004-08-31   1.34%    0.42%     07/2004  16323.5222   14276.8102
2004-08-31  2004-09-30   3.18%    2.91%     08/2004  16542.5434   14336.1689
2004-09-30  2004-10-31   3.80%    3.59%     09/2004  17068.5913   14754.0539
2004-10-31  2004-11-30   7.46%    6.65%     10/2004  17716.6016   15284.2776
2004-11-30  2004-12-31   4.93%    4.22%     11/2004  19038.5426   16300.7575
2004-12-31  2005-01-31  -0.98%   -1.97%     12/2004   19977.921   16989.4067
2005-01-31  2005-02-28   3.97%    4.45%     01/2005  19781.8026   16654.9427
2005-02-28  2005-03-31  -2.46%   -2.27%     02/2005   20566.276   17395.8458
2005-03-31  2005-04-30  -3.07%   -2.55%     03/2005  20060.2689   17000.9825
2005-04-30  2005-05-31   0.13%    0.18%     04/2005  19445.2444   16567.4843
2005-05-31  2005-06-30   1.55%    1.63%     05/2005  19471.4156   16597.6975
2005-06-30  2005-07-31   4.49%    3.23%     06/2005  19773.4425   16869.0038
2005-07-31  2005-08-31   3.27%    2.76%     07/2005  20661.9876   17413.7949
2005-08-31  2005-09-30   2.80%    4.56%     08/2005  21338.3427   17894.5395
2005-09-30  2005-10-31  -1.46%   -3.23%     09/2005  21936.2339   18711.1896
2005-10-31  2005-11-30   1.73%    2.65%     10/2005   21616.386   18106.5845
2005-11-30  2005-12-31   4.90%    4.64%     11/2005  21989.5419   18586.0772
2005-12-31  2006-01-31   6.86%    6.32%     12/2005  23066.2121   19447.8385
2006-01-31  2006-02-28   0.95%   -0.34%     01/2006  24647.9738    20677.908
2006-02-28  2006-03-31   4.20%    3.17%     02/2006  24881.7995   20608.4637
2006-03-31  2006-04-30   5.09%    4.78%     03/2006  25927.1376   21262.0385
2006-04-30  2006-05-31  -4.04%   -3.80%     04/2006  27247.5648   22278.7298
2006-05-31  2006-06-30  -0.66%   -0.13%     05/2006  26147.2088   21432.3108
2006-06-30  2006-07-31   1.56%    0.94%     06/2006  25974.9751   21404.7152
2006-07-31  2006-08-31   3.44%    2.84%     07/2006  26379.9613   21605.2657
2006-08-31  2006-09-30   1.36%   -0.08%     08/2006  27287.6889    22219.306
2006-09-30  2006-10-31   4.44%    3.95%     09/2006  27659.8257   22201.4165
2006-10-31  2006-11-30   3.33%    2.98%     10/2006  28888.8373   23078.8128
2006-11-30  2006-12-31   3.87%    2.87%     11/2006  29849.4442   23766.2318
2006-12-31  2007-01-31   1.91%    0.61%     12/2006   31004.999   24447.6786
2007-01-31  2007-02-28  -0.09%    0.80%     01/2007  31596.2571   24596.8152
2007-02-28  2007-03-31   3.20%    2.56%     02/2007  31567.4153   24793.5831
2007-03-31  2007-04-30   5.05%    4.55%     03/2007  32577.9265   25428.8755
2007-04-30  2007-05-31   3.42%    2.22%     04/2007  34223.4221    26585.833
2007-05-31  2007-06-30  -0.70%    0.10%     05/2007    35392.59   27176.2271
2007-06-30  2007-07-31  -2.80%   -1.38%     06/2007  35144.8658   27203.4992
2007-07-31  2007-08-31  -1.12%   -1.45%     07/2007  34162.1003   26827.4513
2007-08-31  2007-09-30   5.21%    5.68%     08/2007  33780.7287   26439.1323
2007-09-30  2007-10-31   4.86%    4.35%     09/2007  35540.5325   27941.2322
2007-10-31  2007-11-30  -6.06%   -3.91%     10/2007  37266.6605   29155.8544
2007-11-30  2007-12-31  -2.16%   -1.88%     11/2007  35009.4162   28015.6987
2007-12-31  2008-01-31  -8.12%   -9.02%     12/2007  34253.2207   27489.0589
2008-01-31  2008-02-29  -1.26%    1.81%     01/2008   31472.236    25010.607
2008-02-29  2008-03-31   1.17%   -1.43%     02/2008  31077.1235   25463.8556
2008-03-31  2008-04-30   4.45%    5.56%     03/2008  31439.5248   25100.3642
2008-04-30  2008-05-31   0.05%    1.52%     04/2008  32839.5424   26495.5837
2008-05-31  2008-06-30  -9.87%   -7.78%     05/2008    32854.76    26897.647
2008-06-30  2008-07-31  -2.84%   -3.56%     06/2008  29611.2608   24806.0112
2008-07-31  2008-08-31  -4.17%   -3.87%     07/2008  28769.2344   23923.2586
2008-08-31  2008-09-30 -11.72%  -14.44%     08/2008  27568.5672   22998.0751
2008-09-30  2008-10-31 -25.10%  -20.80%     09/2008  24338.3061   19677.6523
2008-10-31  2008-11-30  -6.13%   -5.42%     10/2008  18230.1154   15584.3142
2008-11-30  2008-12-31   7.67%    5.27%     11/2008  17112.3795   14739.1788
2008-12-31  2009-01-31 -13.98%   -9.33%     12/2008  18424.8788   15516.1603
2009-01-31  2009-02-28 -12.32%  -10.12%     01/2009  15848.5186   14068.3921
2009-02-28  2009-03-31  10.93%    6.59%     02/2009  13896.7306   12644.2239
2009-03-31  2009-04-30  18.53%   12.90%     03/2009  15415.9614   13477.4218
2009-04-30  2009-05-31  14.78%   12.65%     04/2009  18272.2183   15215.4507
2009-05-31  2009-06-30  -1.45%   -1.04%     05/2009  20971.9679   17139.6911
2009-06-30  2009-07-31  11.92%    9.39%     06/2009  20668.4029   16962.2042
2009-07-31  2009-08-31   5.67%    4.79%     07/2009  23132.7125   18554.9158
2009-08-31  2009-09-30   5.18%    4.13%     08/2009  24444.3611   19444.1667
2009-09-30  2009-10-31  -4.04%   -1.61%     09/2009  25710.9675   20246.4017
2009-10-31  2009-11-30   2.91%    2.47%     10/2009   24672.947   19921.3837
2009-11-30  2009-12-31   1.25%    1.59%     11/2009  25391.5765   20414.2895
2009-12-31  2010-01-31  -5.83%   -4.69%     12/2009   25708.604    20739.715
2010-01-31  2010-02-28   0.33%   -0.10%     01/2010  24210.6223   19767.5532
2010-02-28  2010-03-31   7.95%    6.44%     02/2010  24291.5943    19747.743
2010-03-31  2010-04-30  -1.70%   -1.49%     03/2010   26223.587   21018.9724
2010-04-30  2010-05-31 -11.79%  -11.03%     04/2010  25777.7455   20705.5737
2010-05-31  2010-06-30  -1.82%   -1.45%     05/2010  22737.9171   18420.7186
2010-06-30  2010-07-31  12.55%    9.24%     06/2010   22325.061   18154.2407
2010-07-31  2010-08-31  -4.92%   -2.99%     07/2010  25125.9912   19832.1515
2010-08-31  2010-09-30  10.85%    9.59%     08/2010  23890.2867   19239.3736
2010-09-30  2010-10-31   3.44%    3.56%     09/2010  26483.4988   21084.9473
2010-10-31  2010-11-30  -4.98%   -4.23%     10/2010  27393.8691   21836.0801
2010-11-30  2010-12-31   9.27%    8.05%     11/2010  26028.3137   20911.3337
2010-12-31  2011-01-31   4.34%    2.15%     12/2010  28441.5622    22595.147
2011-01-31  2011-02-28   3.27%    3.71%     01/2011  29676.2347   23081.8896
2011-02-28  2011-03-31  -2.72%   -2.00%     02/2011  30646.3345    23937.755
2011-03-31  2011-04-30   5.34%    5.45%     03/2011  29811.7104   23458.2218
2011-04-30  2011-05-31  -3.66%   -2.96%     04/2011  31404.0272   24735.7951
2011-05-31  2011-06-30  -1.36%   -1.42%     05/2011  30254.0206   24002.5183
2011-06-30  2011-07-31  -3.17%   -1.65%     06/2011  29841.0748   23660.6711
2011-07-31  2011-08-31 -10.75%   -8.45%     07/2011  28895.8824    23270.368
2011-08-31  2011-09-30 -10.86%  -10.04%     08/2011  25790.2502   21303.0186
2011-09-30  2011-10-31   9.47%    9.73%     09/2011  22990.5791   19163.7078
2011-10-31  2011-11-30  -3.24%   -4.62%     10/2011   25167.202   21027.4438
2011-11-30  2011-12-31  -2.79%   -1.09%     11/2011  24350.9684   20055.7084
2011-12-31  2012-01-31   6.76%    5.40%     12/2011  23672.0234   19836.8657
2012-01-31  2012-02-29   5.18%    5.50%     01/2012  25272.7955   20907.8635
2012-02-29  2012-03-31  -0.71%   -0.74%     02/2012  26582.5181   22057.3475
2012-03-31  2012-04-30  -3.50%   -1.70%     03/2012  26393.4344   21894.0932
2012-04-30  2012-05-31 -12.40%  -11.40%     04/2012  25469.9072   21522.4871
2012-05-31  2012-06-30   6.97%    6.55%     05/2012  22310.4722   19068.8287
2012-06-30  2012-07-31  -0.42%    1.25%     06/2012   23864.772   20318.2827
2012-07-31  2012-08-31   4.18%    2.85%     07/2012  23765.5422   20571.2744
2012-08-31  2012-09-30   3.57%    3.04%     08/2012  24757.8404   21158.1985
2012-09-30  2012-10-31   1.36%    0.70%     09/2012  25641.2566   21800.5948
                                         10/31/2012  25990.4566    21953.366

                      AVERAGE ANNUAL  ONE   FIVE    TEN
                      TOTAL RETURN    YEAR  YEARS  YEARS
                      --------------  ----  -----  -----
                                      3.27% -6.95% 10.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index (large cap value stocks)... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

   The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO II

   The U.S. Large Cap Value Portfolio II seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.14% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had more prominent value characteristics than the Index, which contributed to the Portfolio's relative outperformance. The Master Fund's exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                       U.S.
                                                      DOLLAR
                                                      RETURN
                                                      ------
                   MSCI World ex USA Index...........  4.40%
                   MSCI World ex USA Small Cap Index.  4.86%
                   MSCI World ex USA Value Index.....  4.74%
                   MSCI World ex USA Growth Index....  3.99%

--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                            LOCAL    U.S.
                                                           CURRENCY DOLLAR
      TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN  RETURN
      ---------------------------------------------------  -------- ------
      United Kingdom......................................   8.61%   8.41%
      Japan...............................................  -0.86%  -3.28%
      Canada..............................................   3.34%   2.69%
      France..............................................  10.04%   2.23%
      Australia...........................................  10.20%   7.71%

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   Switzerland.........................................  17.41%      9.79%
   Germany.............................................  18.18%      9.79%
   Spain...............................................  -6.40%    -13.04%
   Sweden..............................................   9.26%      6.47%
   Hong Kong...........................................  16.12%     16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

MASTER-FEEDER STRUCTURE

   The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO II

   The DFA International Value Portfolio II seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 3.27% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/12  10/31/12    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO II
Actual Fund Return..................... $1,000.00 $1,067.39    0.16%    $0.83
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/12  10/31/12    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO II
Actual Fund Return..................... $1,000.00 $1,020.44    0.28%    $1.42
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.73    0.28%    $1.42

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
  U.S. Large Cap Value Portfolio II............             100.0%
  DFA International Value Portfolio II.........             100.0%

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company........................................ $115,789,111
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.............
     (Cost $81,226,405)........................................... $115,789,111
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                      VALUE+
                                                                    -----------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of The DFA
   Investment Trust Company........................................ $94,267,392
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.............
      (Cost $89,083,739)........................................... $94,267,392
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                            U.S. LARGE CAP   DFA INTERNATIONAL
                                          VALUE PORTFOLIO II VALUE PORTFOLIO II
                                          ------------------ ------------------
ASSETS:
Investments in Affiliated Investment
  Company at Value.......................    $    115,789       $     94,267
Receivables:
   Fund Shares Sold......................             158                127
Prepaid Expenses and Other Assets........               9                  9
                                             ------------       ------------
       Total Assets......................         115,956             94,403
                                             ------------       ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies
     Purchased...........................             158                127
   Due to Advisor........................               1                  1
Accrued Expenses and Other Liabilities...               6                  6
                                             ------------       ------------
       Total Liabilities.................             165                134
                                             ------------       ------------
NET ASSETS                                   $    115,791       $     94,269
                                             ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..      10,898,708         18,109,104
                                             ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE........................    $      10.62       $       5.21
                                             ============       ============
Investment in Affiliated Investment
  Company at Cost........................    $     81,226       $     89,083
                                             ------------       ------------
NET ASSETS CONSIST OF:
Paid-In Capital..........................    $    112,980       $     81,852
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income).....................             383                501
Accumulated Net Realized Gain (Loss).....         (32,135)             6,731
Net Unrealized Foreign Exchange Gain
  (Loss).................................              --                  1
Net Unrealized Appreciation
  (Depreciation).........................          34,563              5,184
                                             ------------       ------------
NET ASSETS                                   $    115,791       $     94,269
                                             ============       ============
(1) NUMBER OF SHARES AUTHORIZED..........     300,000,000        300,000,000
                                             ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                              U.S. LARGE CAP   DFA INTERNATIONAL
                                                                            VALUE PORTFOLIO II VALUE PORTFOLIO II
                                                                            ------------------ ------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $ 0 and $296, respectively).      $ 2,450            $ 3,737
   Income from Securities Lending..........................................           90                192
   Expenses Allocated from Affiliated Investment Company...................         (131)              (233)
                                                                                 -------            -------
          Total Investment Income..........................................        2,409              3,696
                                                                                 -------            -------
EXPENSES
   Administrative Services Fees............................................           11                 10
   Accounting & Transfer Agent Fees........................................           13                 13
   Filing Fees.............................................................           18                 18
   Shareholders' Reports...................................................           13                 13
   Directors'/Trustees' Fees & Expenses....................................            1                  1
   Audit Fees..............................................................            2                  2
   Legal Fees..............................................................            2                  1
   Other...................................................................            2                  2
                                                                                 -------            -------
          Total Expenses...................................................           62                 60
                                                                                 -------            -------
   NET INVESTMENT INCOME (LOSS)............................................        2,347              3,636
                                                                                 -------            -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................        5,271              6,764
       Foreign Currency Transactions.......................................           --                (18)
   Change in Unrealized Appreciation (Depreciation) of:....................
       Investment Securities...............................................       11,165             (7,842)
       Translation of Foreign Currency Denominated Amounts.................           --                 (4)
                                                                                 -------            -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................       16,436             (1,100)
                                                                                 -------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............      $18,783            $ 2,536
                                                                                 =======            =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 U.S. LARGE CAP     DFA INTERNATIONAL
                                                               VALUE PORTFOLIO II  VALUE PORTFOLIO II
                                                               ------------------  ------------------
                                                                 YEAR      YEAR      YEAR      YEAR
                                                                ENDED     ENDED     ENDED     ENDED
                                                               OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                 2012      2011      2012      2011
                                                               --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................... $  2,347  $  2,084  $  3,636  $  4,509
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................    5,271     5,096     6,764     5,339
       Futures................................................       --      (162)       --        --
       Foreign Currency Transactions..........................       --        --       (18)       15
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities..................................   11,165      (309)   (7,842)  (19,188)
       Translation of Foreign Currency Denominated
         Amounts..............................................       --        --        (4)      (14)
                                                               --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations.........................   18,783     6,709     2,536    (9,339)
                                                               --------  --------  --------  --------
Distributions From:
   Net Investment Income......................................   (2,289)   (2,077)   (3,645)   (4,446)
   Net Short-Term Gains.......................................       --        --        --      (450)
   Net Long-Term Gains........................................       --        --    (5,339)   (7,161)
                                                               --------  --------  --------  --------
          Total Distributions.................................   (2,289)   (2,077)   (8,984)  (12,057)
                                                               --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued..............................................   12,049    14,511    11,787    14,347
   Shares Issued in Lieu of Cash Distributions................    2,289     2,077     8,984    12,057
   Shares Redeemed............................................  (22,574)  (26,288)  (28,316)  (32,811)
                                                               --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions......................................   (8,236)   (9,700)   (7,545)   (6,407)
                                                               --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets.............    8,258    (5,068)  (13,993)  (27,803)
NET ASSETS
   Beginning of Period........................................  107,533   112,601   108,262   136,065
                                                               --------  --------  --------  --------
   End of Period.............................................. $115,791  $107,533  $ 94,269  $108,262
                                                               ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..............................................    1,258     1,511     2,343     2,276
   Shares Issued in Lieu of Cash Distributions................      240       220     1,881     1,918
   Shares Redeemed............................................   (2,319)   (2,747)   (5,612)   (5,244)
                                                               --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed......................................     (821)   (1,016)   (1,388)   (1,050)
                                                               ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)............................ $    383  $    325  $    501  $    515

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE CAP VALUE PORTFOLIO II
                                                          ----------------------------------------------------------------
                                                            YEAR      YEAR      YEAR      YEAR       PERIOD          YEAR
                                                           ENDED     ENDED     ENDED     ENDED    DEC. 1, 2007      ENDED
                                                          OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       TO          NOV. 30,
                                                            2012      2011      2010      2009    OCT. 31, 2008      2007
                                                          --------  --------  --------  --------  -------------   --------
Net Asset Value, Beginning of Period .................... $   9.18  $   8.84  $   7.52  $  13.48     $ 22.87      $  23.80
                                                          --------  --------  --------  --------     -------      --------
Income from Investment Operations
   Net Investment Income (Loss) (A) .....................     0.21      0.17      0.16      0.15        0.27          0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized).........................................     1.43      0.34      1.32      0.03       (8.10)        (0.39)
                                                          --------  --------  --------  --------     -------      --------
       Total from Investment Operations..................     1.64      0.51      1.48      0.18       (7.83)        (0.06)
                                                          --------  --------  --------  --------     -------      --------
Less Distributions
   Net Investment Income.................................    (0.20)    (0.17)    (0.16)    (0.25)      (0.37)        (0.34)
   Net Realized Gains....................................       --        --        --     (5.89)      (1.19)        (0.53)
                                                          --------  --------  --------  --------     -------      --------
       Total Distributions...............................    (0.20)    (0.17)    (0.16)    (6.14)      (1.56)        (0.87)
                                                          --------  --------  --------  --------     -------      --------
Net Asset Value, End of Period........................... $  10.62  $   9.18  $   8.84  $   7.52     $ 13.48      $  22.87
                                                          ========  ========  ========  ========     =======      ========
Total Return.............................................    18.14%     5.69%    19.87%    11.79%     (36.60)%(C)    (0.34)%
                                                          --------  --------  --------  --------     -------      --------
Net Assets, End of Period (thousands).................... $115,791  $107,533  $112,601  $100,906     $94,769      $470,014
Ratio of Expenses to Average Net Assets (D)..............     0.17%     0.18%     0.18%     0.23%       0.16%(B)      0.14%
Ratio of Net Investment Income to Average Net Assets (D).     2.10%     1.72%     1.95%     2.32%       1.44%(B)      1.36%
                                                          --------  --------  --------  --------     -------      --------

                                                                        DFA INTERNATIONAL VALUE PORTFOLIO II
                                                          ----------------------------------------------------------------
                                                            YEAR      YEAR      YEAR      YEAR       PERIOD         YEAR
                                                           ENDED     ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED
                                                          OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,
                                                            2012      2011      2010      2009    OCT. 31, 2008     2007
                                                          -------- --------   --------  --------  -------------   --------
Net Asset Value, Beginning of Period .................... $  5.55  $   6.62   $   6.18  $  11.58    $  23.73      $  21.13
                                                          -------  --------   --------  --------    --------      --------
Income from Investment Operations
   Net Investment Income (Loss) (A) .....................    0.19      0.22       0.15      0.17        0.54          0.70
   Net Gains (Losses) on Securities (Realized and
     Unrealized).........................................   (0.06)    (0.70)      0.50      1.23      (11.35)         2.88
                                                          -------  --------   --------  --------    --------      --------
       Total from Investment Operations..................    0.13     (0.48)      0.65      1.40      (10.81)         3.58
                                                          -------  --------   --------  --------    --------      --------
Less Distributions
   Net Investment Income.................................   (0.19)    (0.22)     (0.16)    (0.21)      (0.84)        (0.64)
   Net Realized Gains....................................   (0.28)    (0.37)     (0.05)    (6.59)      (0.50)        (0.34)
                                                          -------  --------   --------  --------    --------      --------
       Total Distributions...............................   (0.47)    (0.59)     (0.21)    (6.80)      (1.34)        (0.98)
                                                          -------  --------   --------  --------    --------      --------
Net Asset Value, End of Period........................... $  5.21  $   5.55   $   6.62  $   6.18    $  11.58      $  23.73
                                                          =======  ========   ========  ========    ========      ========
Total Return.............................................    3.27%    (8.13)%    11.03%    35.34%     (47.93)%(C)    17.29%
                                                          -------  --------   --------  --------    --------      --------
Net Assets, End of Period (thousands).................... $94,269  $108,262   $136,065  $143,898    $113,216      $762,763
Ratio of Expenses to Average Net Assets (D)..............    0.30%     0.29%      0.29%     0.33%       0.26%(B)      0.25%
Ratio of Net Investment Income to Average Net Assets (D).    3.69%     3.42%      2.49%     3.10%       2.84%(B)      3.02%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2012, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $3
                   DFA International Value Portfolio II.  4

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               INCREASE       INCREASE
                                              (DECREASE)     (DECREASE)
                                            UNDISTRIBUTED   ACCUMULATED
                                            NET INVESTMENT  NET REALIZED
                                                INCOME     GAINS (LOSSES)
                                            -------------- --------------
      U.S. Large Cap Value Portfolio II....       --             --
      DFA International Value Portfolio II.      $(5)           $ 5

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012, were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- -------
   U.S. Large Cap Value Portfolio II
   2011.................................     $2,077            --     $ 2,077
   2012.................................      2,289            --       2,289
   DFA International Value Portfolio II
   2011.................................      4,896        $7,161      12,057
   2012.................................      3,645         5,339       8,984

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                               TOTAL NET
                                      NET INVESTMENT                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                                        SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD     LOSS)
                                      -------------- ------------- ------------ -------------
U.S. Large Cap Value Portfolio II....      $388             --       $(32,132)    $(31,744)
DFA International Value Portfolio II.       552         $6,748             --        7,300

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the U.S. Large Cap Value Portfolio II had capital loss carryforwards of $32,132 (in thousands) available to offset future realized capital gains through October 31, 2017. As of October 31, 2012, the DFA International Value Portfolio II had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2012, U.S. Large Cap Value Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $5,270 (in thousands).

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                      FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                      TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      -------- ------------ -------------- --------------
U.S. Large Cap Value Portfolio II.... $81,229    $39,838       $ (5,278)       34,560
DFA International Value Portfolio II.  89,149     24,876        (19,758)        5,118

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

    Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to IRC
(S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

    In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No.2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. OTHER:

   At October 31, 2012, both Portfolios had two shareholders that held 100% of their outstanding shares.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                     U.S. LARGE
               END      FUND   BENCHMARK0    END     CAP VALUE  RUSSELL 1000
BEGIN DATE     DATE    RETURNS  RETURNS      DATE      SERIES   VALUE INDEX
2002-10-31  2002-11-30   7.05%    6.30%      10/2002      10000       10000
2002-11-30  2002-12-31  -4.49%   -4.34%      11/2002 10705.0996       10630
2002-12-31  2003-01-31  -2.34%   -2.42%      12/2002 10223.9314   10168.658
2003-01-31  2003-02-28  -2.89%   -2.67%      01/2003 9984.63038  9922.57648
2003-02-28  2003-03-31  -0.47%    0.17%      02/2003 9695.81875  9657.64368
2003-03-31  2003-04-30   9.26%    8.80%      03/2003 9650.05482  9674.06168
2003-04-30  2003-05-31   6.67%    6.46%      04/2003 10543.8849  10525.3791
2003-05-31  2003-06-30   1.07%    1.25%      05/2003 11247.3623  11205.3186
2003-06-30  2003-07-31   2.56%    1.49%      06/2003 11367.8641  11345.3851
2003-07-31  2003-08-31   3.56%    1.56%      07/2003 11658.4962  11514.4313
2003-08-31  2003-09-30  -2.20%   -0.98%      08/2003 12073.6848  11694.0564
2003-09-30  2003-10-31   6.70%    6.12%      09/2003 11808.2958  11579.4547
2003-10-31  2003-11-30   2.24%    1.36%      10/2003 12599.9599  12288.1173
2003-11-30  2003-12-31   6.87%    6.16%      11/2003 12882.1516  12455.2357
2003-12-31  2004-01-31   1.70%    1.76%      12/2003 13767.1686  13222.4782
2004-01-31  2004-02-29   2.57%    2.14%      01/2004 14001.7887  13455.1939
2004-02-29  2004-03-31  -0.40%   -0.88%      02/2004  14362.098   13743.135
2004-03-31  2004-04-30  -1.64%   -2.44%      03/2004 14304.2049  13622.1954
2004-04-30  2004-05-31   0.54%    1.02%      04/2004 14069.1593  13289.8138
2004-05-31  2004-06-30   3.02%    2.36%      05/2004 14144.7097  13425.3699
2004-06-30  2004-07-31  -3.24%   -1.41%      06/2004 14572.3931  13742.2087
2004-07-31  2004-08-31   0.00%    1.42%      07/2004 14100.6856  13548.4435
2004-08-31  2004-09-30   3.07%    1.55%      08/2004 14100.6856  13740.8314
2004-09-30  2004-10-31   1.22%    1.66%      09/2004 14533.6228  13953.8143
2004-10-31  2004-11-30   6.55%    5.06%      10/2004 14711.0682  14185.4476
2004-11-30  2004-12-31   4.01%    3.35%      11/2004 15674.3432  14903.2313
2004-12-31  2005-01-31  -2.50%   -1.78%      12/2004 16302.7827  15402.4895
2005-01-31  2005-02-28   3.05%    3.31%      01/2005 15894.7882  15128.3252
2005-02-28  2005-03-31  -0.27%   -1.37%      02/2005 16379.2817  15629.0728
2005-03-31  2005-04-30  -3.39%   -1.79%      03/2005 16334.6438  15414.9545
2005-04-30  2005-05-31   4.26%    2.41%      04/2005 15781.3599  15139.0268
2005-05-31  2005-06-30   2.06%    1.09%      05/2005 16453.8127   15503.596
2005-06-30  2005-07-31   4.98%    2.89%      06/2005 16793.4091  15673.1272
2005-07-31  2005-08-31  -0.82%   -0.43%      07/2005 17630.0915  16126.5843
2005-08-31  2005-09-30   1.54%    1.40%      08/2005 17484.9527  16056.5045
2005-09-30  2005-10-31  -2.65%   -2.54%      09/2005 17754.2636  16281.9449
2005-10-31  2005-11-30   3.99%    3.27%      10/2005 17283.2146  15868.4229
2005-11-30  2005-12-31   0.14%    0.60%      11/2005 17973.3292  16387.3203
2005-12-31  2006-01-31   4.76%    3.88%      12/2005 17997.7706  16485.2089
2006-01-31  2006-02-28  -0.33%    0.61%      01/2006 18855.2326  17125.3487
2006-02-28  2006-03-31   1.78%    1.35%      02/2006 18792.7094  17229.9349
2006-03-31  2006-04-30   2.81%    2.54%      03/2006 19126.9216  17463.3218
2006-04-30  2006-05-31  -1.82%   -2.53%      04/2006 19663.9433  17907.1693
2006-05-31  2006-06-30   0.85%    0.64%      05/2006 19305.9288   17454.821
2006-06-30  2006-07-31  -1.43%    2.43%      06/2006 19470.5724  17566.3625
2006-07-31  2006-08-31   1.64%    1.67%      07/2006 19191.9077  17993.4658
2006-08-31  2006-09-30   2.77%    1.99%      08/2006 19506.5292  18294.6019
2006-09-30  2006-10-31   3.96%    3.27%      09/2006 20047.0874  18659.1081
2006-10-31  2006-11-30   1.90%    2.28%      10/2006 20841.0314  19269.9902
2006-11-30  2006-12-31   2.01%    2.24%      11/2006 21237.4228  19709.8638
2006-12-31  2007-01-31   2.92%    1.28%      12/2006 21663.5137  20152.3336
2007-01-31  2007-02-28  -1.50%   -1.56%      01/2007 22295.6056  20410.0561
2007-02-28  2007-03-31   0.70%    1.55%      02/2007 21960.4053   20091.867
2007-03-31  2007-04-30   4.25%    3.70%      03/2007 22113.3639   20402.495
2007-04-30  2007-05-31   4.12%    3.61%      04/2007 23053.9497  21156.4259
2007-05-31  2007-06-30  -1.61%   -2.34%      05/2007 24004.1333  21919.5216
2007-06-30  2007-07-31  -6.20%   -4.62%      06/2007 23618.0579  21407.3485
2007-07-31  2007-08-31  -1.91%    1.12%      07/2007 22154.5663  20417.3908
2007-08-31  2007-09-30   2.61%    3.43%      08/2007  21730.924  20646.1773
2007-09-30  2007-10-31   0.56%    0.01%      09/2007 22297.7206  21355.3282
2007-10-31  2007-11-30  -5.59%   -4.89%      10/2007 22423.3144   21357.685
2007-11-30  2007-12-31  -0.33%   -0.97%      11/2007 21170.4735  20313.8487
2007-12-31  2008-01-31  -3.82%   -4.01%      12/2007 21099.9937  20117.4134
2008-01-31  2008-02-29  -3.07%   -4.19%      01/2008  20293.315  19311.6524
2008-02-29  2008-03-31  -0.93%   -0.75%      02/2008 19671.2977  18502.5361
2008-03-31  2008-04-30   6.30%    4.87%      03/2008 19487.7144  18363.7671
2008-04-30  2008-05-31   2.40%   -0.16%      04/2008 20716.0546  19258.9211
2008-05-31  2008-06-30 -10.96%   -9.57%      05/2008 21213.2399   19228.354
2008-06-30  2008-07-31  -1.09%   -0.36%      06/2008 18888.1222  17387.7885
2008-07-31  2008-08-31   1.94%    1.70%      07/2008 18682.4972  17325.0222
2008-08-31  2008-09-30  -8.98%   -7.35%      08/2008 19044.7888  17619.5475
2008-09-30  2008-10-31 -22.48%  -17.31%      09/2008 17333.8757  16325.0111
2008-10-31  2008-11-30  -9.81%   -7.17%      10/2008 13436.8909  13498.9528
2008-11-30  2008-12-31   3.25%    1.39%      11/2008 12118.9657  12530.9566
2008-12-31  2009-01-31 -11.87%  -11.50%      12/2008 12513.2711  12704.8862
2009-01-31  2009-02-28 -14.01%  -13.36%      01/2009 11027.6318  11243.9578
2009-02-28  2009-03-31   9.88%    8.55%      02/2009 9482.16801  9741.64674
2009-03-31  2009-04-30  16.17%   10.72%      03/2009  10419.417  10574.5892
2009-04-30  2009-05-31   7.66%    6.18%      04/2009  12104.471  11708.0967
2009-05-31  2009-06-30  -1.22%   -0.74%      05/2009 13031.7493   12432.076
2009-06-30  2009-07-31   9.53%    8.19%      06/2009 12872.2176  12340.2717
2009-07-31  2009-08-31   6.79%    5.23%      07/2009 14098.6178  13350.3397
2009-08-31  2009-09-30   4.37%    3.86%      08/2009 15055.8083  14048.6356
2009-09-30  2009-10-31  -4.31%   -3.06%      09/2009 15713.8767  14591.4108
2009-10-31  2009-11-30   5.64%    5.64%      10/2009 15035.8668  14144.8483
2009-11-30  2009-12-31   2.76%    1.77%      11/2009 15883.3792   14942.092
2009-12-31  2010-01-31  -2.32%   -2.81%      12/2009 16322.0915  15206.5184
2010-01-31  2010-02-28   4.32%    3.16%      01/2010 15943.2036  14778.8508
2010-02-28  2010-03-31   7.79%    6.51%      02/2010 16631.1843  15245.3491
2010-03-31  2010-04-30   3.17%    2.59%      03/2010 17927.3797  16237.8224
2010-04-30  2010-05-31  -8.57%   -8.22%      04/2010 18495.7115  16657.9892
2010-05-31  2010-06-30  -7.55%   -5.63%      05/2010 16910.3648  15288.7697
2010-06-30  2010-07-31   7.84%    6.77%      06/2010 15634.1109  14428.0985
2010-07-31  2010-08-31  -6.03%   -4.28%      07/2010 16860.5111  15404.8553
2010-08-31  2010-09-30   9.75%    7.76%      08/2010 15843.4963  14745.6869
2010-09-30  2010-10-31   3.73%    3.00%      09/2010   17388.96  15889.7057
2010-10-31  2010-11-30  -0.77%   -0.53%      10/2010 18037.0578  16366.4932
2010-11-30  2010-12-31   9.75%    7.89%      11/2010 17897.4675  16279.8829
2010-12-31  2011-01-31   3.20%    2.26%      12/2010 19642.3459  17564.4356
2011-01-31  2011-02-28   5.41%    3.69%      01/2011 20270.5022  17961.7627
2011-02-28  2011-03-31   0.47%    0.40%      02/2011 21367.2829  18624.2794
2011-03-31  2011-04-30   2.55%    2.66%      03/2011 21466.9902   18698.251
2011-04-30  2011-05-31  -1.45%   -1.06%      04/2011 22015.3806  19196.1532
2011-05-31  2011-06-30  -1.75%   -2.05%      05/2011 21696.3171  18993.3429
2011-06-30  2011-07-31  -4.58%   -3.32%      06/2011 21317.4292  18603.9051
2011-07-31  2011-08-31  -8.43%   -6.24%      07/2011 20340.2973  17986.8348
2011-08-31  2011-09-30 -10.12%   -7.56%      08/2011  18625.331  16864.3465
2011-09-30  2011-10-31  13.88%   11.45%      09/2011 16740.8623  15589.8488
2011-10-31  2011-11-30  -0.84%   -0.52%      10/2011 19064.0433  17374.7655
2011-11-30  2011-12-31   0.79%    2.02%      11/2011 18904.5116  17284.7106
2011-12-31  2012-01-31   4.97%    3.78%      12/2011 19054.0726  17633.0239
2012-01-31  2012-02-29   5.78%    3.99%      01/2012 20001.2923  18300.0833
2012-02-29  2012-03-31   1.84%    2.96%      02/2012 21157.8975  19029.5813
2012-03-31  2012-04-30  -2.04%   -1.02%      03/2012 21546.7561  19593.7013
2012-04-30  2012-05-31  -7.09%   -5.86%      04/2012 21108.0438  19393.8991
2012-05-31  2012-06-30   5.39%    4.96%      05/2012 19612.4337  18256.6217
2012-06-30  2012-07-31   0.96%    1.03%      06/2012 20669.3315  19163.0537
2012-07-31  2012-08-31   3.97%    2.17%      07/2012 20868.7462  19361.3752
2012-08-31  2012-09-30   3.68%    3.17%      08/2012 21696.3171  19781.7483
2012-09-30  2012-10-31   0.27%   -0.49%      09/2012 22493.9758  20409.6686
                                          10/31/2012 22553.8002   20309.476

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      18.31%  0.12%  8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2002-OCTOBER 31, 2012

GROWTH OF $10,000

[CHART]

                                                          DFA       MSCI WORLD
               END      FUND   BENCHMARK0    END     INTERNATIONAL EX USA INDEX
BEGIN DATE     DATE    RETURNS  RETURNS      DATE    VALUE SERIES   (NET DIV.)
2002-10-31  2002-11-30   5.98%    4.60%      10/2002       10000         10000
2002-11-30  2002-12-31  -2.54%   -3.23%      11/2002  10597.6168    10460.3839
2002-12-31  2003-01-31  -3.30%   -3.81%      12/2002  10328.4494     10122.316
2003-01-31  2003-02-28  -2.05%   -1.97%      01/2003  9987.20111    9736.63317
2003-02-28  2003-03-31  -2.37%   -1.93%      02/2003  9782.45211    9544.69952
2003-03-31  2003-04-30  10.98%    9.60%      03/2003   9550.7801    9360.75408
2003-04-30  2003-05-31   7.53%    6.20%      04/2003  10599.3144    10259.0855
2003-05-31  2003-06-30   3.23%    2.43%      05/2003  11397.1123    10895.3724
2003-06-30  2003-07-31   4.52%    2.29%      06/2003  11764.7601    11160.0507
2003-07-31  2003-08-31   2.63%    2.58%      07/2003  12296.3701    11416.0851
2003-08-31  2003-09-30   3.83%    3.00%      08/2003  12619.9588    11710.4564
2003-09-30  2003-10-31   7.88%    6.26%      09/2003  13102.9324    12061.7856
2003-10-31  2003-11-30   2.14%    2.27%      10/2003  14135.8474    12817.1043
2003-11-30  2003-12-31   7.50%    7.67%      11/2003  14438.4363    13107.6332
2003-12-31  2004-01-31   2.56%    1.39%      12/2003  15521.9266    14112.7269
2004-01-31  2004-02-29   3.01%    2.30%      01/2004  15919.3253    14309.2291
2004-02-29  2004-03-31   1.56%    0.50%      02/2004  16398.5414    14638.3333
2004-03-31  2004-04-30  -3.02%   -2.62%      03/2004  16654.5351    14711.6145
2004-04-30  2004-05-31   1.01%    0.47%      04/2004  16151.6243    14326.5224
2004-05-31  2004-06-30   4.13%    2.31%      05/2004  16315.3627      14393.49
2004-06-30  2004-07-31  -3.69%   -3.05%      06/2004  16989.3613    14725.8838
2004-07-31  2004-08-31   1.30%    0.42%      07/2004   16362.753    14276.8102
2004-08-31  2004-09-30   3.20%    2.91%      08/2004  16575.5634    14336.1689
2004-09-30  2004-10-31   3.82%    3.59%      09/2004  17105.7883    14754.0539
2004-10-31  2004-11-30   7.43%    6.65%      10/2004  17760.0431    15284.2776
2004-11-30  2004-12-31   4.98%    4.22%      11/2004  19080.4482    16300.7575
2004-12-31  2005-01-31  -1.00%   -1.97%      12/2004  20030.6533    16989.4067
2005-01-31  2005-02-28   3.96%    4.45%      01/2005  19831.3434    16654.9427
2005-02-28  2005-03-31  -2.47%   -2.27%      02/2005  20616.1264    17395.8458
2005-03-31  2005-04-30  -3.04%   -2.55%      03/2005  20107.1872    17000.9825
2005-04-30  2005-05-31   0.13%    0.18%      04/2005  19496.3675    16567.4843
2005-05-31  2005-06-30   1.60%    1.63%      05/2005  19521.2989    16597.6975
2005-06-30  2005-07-31   4.46%    3.23%      06/2005  19834.1706    16869.0038
2005-07-31  2005-08-31   3.29%    2.76%      07/2005  20719.0603    17413.7949
2005-08-31  2005-09-30   2.81%    4.56%      08/2005  21401.6895    17894.5395
2005-09-30  2005-10-31  -1.50%   -3.23%      09/2005  22003.4123    18711.1896
2005-10-31  2005-11-30   1.78%    2.65%      10/2005  21672.9162    18106.5845
2005-11-30  2005-12-31   4.90%    4.64%      11/2005  22058.7523    18586.0772
2005-12-31  2006-01-31   6.83%    6.32%      12/2005  23139.1029    19447.8385
2006-01-31  2006-02-28   0.96%   -0.34%      01/2006  24719.4628     20677.908
2006-02-28  2006-03-31   4.22%    3.17%      02/2006  24956.5167    20608.4637
2006-03-31  2006-04-30   5.06%    4.78%      03/2006    26010.09    21262.0385
2006-04-30  2006-05-31  -4.05%   -3.80%      04/2006  27327.0566    22278.7298
2006-05-31  2006-06-30  -0.63%   -0.13%      05/2006  26220.8047    21432.3108
2006-06-30  2006-07-31   1.54%    0.94%      06/2006  26055.7932    21404.7152
2006-07-31  2006-08-31   3.44%    2.84%      07/2006  26457.0631    21605.2657
2006-08-31  2006-09-30   1.38%   -0.08%      08/2006  27366.6082     22219.306
2006-09-30  2006-10-31   4.44%    3.95%      09/2006   27745.532    22201.4165
2006-10-31  2006-11-30   3.32%    2.98%      10/2006  28977.7641    23078.8128
2006-11-30  2006-12-31   3.90%    2.87%      11/2006  29940.6177    23766.2318
2006-12-31  2007-01-31   1.89%    0.61%      12/2006  31108.2478    24447.6786
2007-01-31  2007-02-28  -0.09%    0.80%      01/2007  31694.9323    24596.8152
2007-02-28  2007-03-31   3.23%    2.56%      02/2007  31666.9949    24793.5831
2007-03-31  2007-04-30   5.05%    4.55%      03/2007  32690.6192    25428.8755
2007-04-30  2007-05-31   3.42%    2.22%      04/2007  34340.5307     26585.833
2007-05-31  2007-06-30  -0.73%    0.10%      05/2007   35515.044    27176.2271
2007-06-30  2007-07-31  -2.78%   -1.38%      06/2007  35255.5338    27203.4992
2007-07-31  2007-08-31  -1.12%   -1.45%      07/2007  34275.0293    26827.4513
2007-08-31  2007-09-30   5.22%    5.68%      08/2007  33891.3536    26439.1323
2007-09-30  2007-10-31   4.85%    4.35%      09/2007  35660.6963    27941.2322
2007-10-31  2007-11-30  -6.06%   -3.91%      10/2007  37390.1329    29155.8544
2007-11-30  2007-12-31  -2.15%   -1.88%      11/2007  35125.1106    28015.6987
2007-12-31  2008-01-31  -8.10%   -9.02%      12/2007  34368.5365    27489.0589
2008-01-31  2008-02-29  -1.27%    1.81%      01/2008  31584.4066     25010.607
2008-02-29  2008-03-31   1.20%   -1.43%      02/2008  31182.2545    25463.8556
2008-03-31  2008-04-30   4.47%    5.56%      03/2008  31555.9937    25100.3642
2008-04-30  2008-05-31   0.05%    1.52%      04/2008  32965.7116    26495.5837
2008-05-31  2008-06-30  -9.89%   -7.78%      05/2008   32981.203     26897.647
2008-06-30  2008-07-31  -2.83%   -3.56%      06/2008  29719.7677    24806.0112
2008-07-31  2008-08-31  -4.18%   -3.87%      07/2008  28878.3427    23923.2586
2008-08-31  2008-09-30 -11.68%  -14.44%      08/2008  27671.7709    22998.0751
2008-09-30  2008-10-31 -25.08%  -20.80%      09/2008  24439.8255    19677.6523
2008-10-31  2008-11-30  -6.13%   -5.42%      10/2008  18311.1371    15584.3142
2008-11-30  2008-12-31   7.56%    5.27%      11/2008  17187.7544    14739.1788
2008-12-31  2009-01-31 -13.80%   -9.33%      12/2008  18487.6686    15516.1603
2009-01-31  2009-02-28 -12.29%  -10.12%      01/2009  15935.9852    14068.3921
2009-02-28  2009-03-31  10.91%    6.59%      02/2009  13978.0897    12644.2239
2009-03-31  2009-04-30  18.43%   12.90%      03/2009  15502.6805    13477.4218
2009-04-30  2009-05-31  14.86%   12.65%      04/2009   18359.282    15215.4507
2009-05-31  2009-06-30  -1.52%   -1.04%      05/2009   21087.497    17139.6911
2009-06-30  2009-07-31  11.90%    9.39%      06/2009  20766.5306    16962.2042
2009-07-31  2009-08-31   5.73%    4.79%      07/2009  23237.9724    18554.9158
2009-08-31  2009-09-30   5.09%    4.13%      08/2009  24569.9832    19444.1667
2009-09-30  2009-10-31  -3.98%   -1.61%      09/2009  25821.7525    20246.4017
2009-10-31  2009-11-30   2.98%    2.47%      10/2009  24794.6597    19921.3837
2009-11-30  2009-12-31   1.13%    1.59%      11/2009  25532.8826    20414.2895
2009-12-31  2010-01-31  -5.78%   -4.69%      12/2009  25821.7524     20739.715
2010-01-31  2010-02-28   0.40%   -0.10%      01/2010  24329.2584    19767.5532
2010-02-28  2010-03-31   7.88%    6.44%      02/2010  24425.5483     19747.743
2010-03-31  2010-04-30  -1.71%   -1.49%      03/2010  26351.3471    21018.9724
2010-04-30  2010-05-31 -11.71%  -11.03%      04/2010  25901.9941    20705.5737
2010-05-31  2010-06-30  -1.75%   -1.45%      05/2010  22868.8609    18420.7186
2010-06-30  2010-07-31  12.50%    9.24%      06/2010  22467.6528    18154.2407
2010-07-31  2010-08-31  -4.89%   -2.99%      07/2010  25276.1094    19832.1515
2010-08-31  2010-09-30  10.75%    9.59%      08/2010  24040.3885    19239.3736
2010-09-30  2010-10-31   3.50%    3.56%      09/2010  26624.1686    21084.9473
2010-10-31  2010-11-30  -5.01%   -4.23%      10/2010  27554.9714    21836.0801
2010-11-30  2010-12-31   9.32%    8.05%      11/2010  26174.8155    20911.3337
2010-12-31  2011-01-31   4.26%    2.15%      12/2010  28614.1607     22595.147
2011-01-31  2011-02-28   3.34%    3.71%      01/2011  29833.8333    23081.8896
2011-02-28  2011-03-31  -2.76%   -2.00%      02/2011  30828.8293     23937.755
2011-03-31  2011-04-30   5.35%    5.45%      03/2011  29978.2682    23458.2218
2011-04-30  2011-05-31  -3.61%   -2.96%      04/2011  31583.1006    24735.7951
2011-05-31  2011-06-30  -1.37%   -1.42%      05/2011  30443.6696    24002.5183
2011-06-30  2011-07-31  -3.21%   -1.65%      06/2011  30026.4132    23660.6711
2011-07-31  2011-08-31 -10.71%   -8.45%      07/2011  29063.5138     23270.368
2011-08-31  2011-09-30 -10.95%  -10.04%      08/2011   25950.139    21303.0186
2011-09-30  2011-10-31   9.65%    9.73%      09/2011  23109.5858    19163.7078
2011-10-31  2011-11-30  -3.29%   -4.62%      10/2011  25340.3027    21027.4438
2011-11-30  2011-12-31  -2.69%   -1.09%      11/2011  24505.7899    20055.7084
2011-12-31  2012-01-31   6.73%    5.40%      12/2011  23847.8087    19836.8657
2012-01-31  2012-02-29   5.23%    5.50%      01/2012   25452.641    20907.8635
2012-02-29  2012-03-31  -0.84%   -0.74%      02/2012  26784.6518    22057.3475
2012-03-31  2012-04-30  -3.56%   -1.70%      03/2012  26559.9753    21894.0932
2012-04-30  2012-05-31 -12.34%  -11.40%      04/2012  25613.1242    21522.4871
2012-05-31  2012-06-30   7.08%    6.55%      05/2012  22451.6045    19068.8287
2012-06-30  2012-07-31  -0.40%    1.25%      06/2012  24040.3885    20318.2827
2012-07-31  2012-08-31   4.16%    2.85%      07/2012  23944.0986    20571.2744
2012-08-31  2012-09-30   3.54%    3.04%      08/2012  24939.0947    21158.1985
2012-09-30  2012-10-31   1.24%    0.70%      09/2012  25821.7524    21800.5948
                                          10/31/2012  26142.7189     21953.366

                      AVERAGE ANNUAL  ONE   FIVE    TEN
                      TOTAL RETURN    YEAR  YEARS  YEARS
                      --------------  ----  -----  -----
                                      3.17% -6.91% 10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Rus-sell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%
--------

   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
    TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN    RETURN
    --------------------------------------------------- -------- -----------
    United Kingdom.....................................   8.61%      8.41%
    Japan..............................................  -0.86%     -3.28%
    Canada.............................................   3.34%      2.69%
    France.............................................  10.04%      2.23%
    Australia..........................................  10.20%      7.71%
    Switzerland........................................  17.41%      9.79%
    Germany............................................  18.18%      9.79%

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
    TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN    RETURN
    --------------------------------------------------- -------- -----------
    Spain..............................................  -6.40%    -13.04%
    Sweden.............................................   9.26%      6.47%
    Hong Kong..........................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
    THE U.S. LARGE CAP VALUE SERIES  05/01/12  10/31/12    RATIO*   PERIOD*
    -------------------------------  --------- --------- ---------- --------
    Actual Fund Return.............. $1,000.00 $1,068.50    0.12%    $0.62
    Hypothetical 5% Annual Return... $1,000.00 $1,024.53    0.12%    $0.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
THE DFA INTERNATIONAL VALUE SERIES  05/01/12  10/31/12    RATIO*   PERIOD*
----------------------------------  --------- --------- ---------- --------
Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                       Consumer Discretionary.....  17.4%
                       Consumer Staples...........   8.3%
                       Energy.....................  19.2%
                       Financials.................  19.6%
                       Health Care................   9.3%
                       Industrials................  13.7%
                       Information Technology.....   3.2%
                       Materials..................   2.8%
                       Telecommunication Services.   6.3%
                       Utilities..................   0.2%
                                                   -----
                                                   100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary       10.8%
                       Consumer Staples              5.5%
                       Energy                       14.5%
                       Financials                   30.7%
                       Health Care                   1.5%
                       Industrials                  10.0%
                       Information Technology        2.9%
                       Materials                    13.0%
                       Telecommunication Services    7.9%
                       Utilities                     3.2%
                                                   -----
                                                   100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                             ---------- -------------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
   #Carnival Corp...........................  2,385,423 $   90,359,823       0.9%
     CBS Corp. Class B......................  2,414,307     78,223,547       0.7%
     Comcast Corp. Class A.................. 10,008,890    375,433,464       3.5%
     Comcast Corp. Special Class A..........  3,843,964    140,074,048       1.3%
   #News Corp. Class A......................  8,332,375    199,310,410       1.9%
     News Corp. Class B.....................  3,247,295     79,104,106       0.8%
     Time Warner Cable, Inc.................  1,921,256    190,415,682       1.8%
     Time Warner, Inc.......................  4,810,759    209,027,479       2.0%
     Other Securities.......................               477,830,442       4.5%
                                                        --------------      ----
Total Consumer Discretionary................             1,839,779,001      17.4%
                                                        --------------      ----
Consumer Staples -- (7.9%)
     Archer-Daniels-Midland Co..............  3,155,848     84,702,960       0.8%
     CVS Caremark Corp......................  5,746,668    266,645,395       2.5%
   *Kraft Foods Group, Inc..................  2,376,283    108,073,351       1.0%
     Mondelez International, Inc. Class A...  7,128,852    189,199,732       1.8%
     Other Securities.......................               231,906,652       2.2%
                                                        --------------      ----
Total Consumer Staples......................               880,528,090       8.3%
                                                        --------------      ----
Energy -- (18.1%)
     Anadarko Petroleum Corp................  2,441,476    167,997,964       1.6%
   #Apache Corp.............................  1,208,836    100,031,179       0.9%
   #Chesapeake Energy Corp..................  3,251,150     65,868,299       0.6%
     Chevron Corp...........................  2,876,061    316,970,683       3.0%
     ConocoPhillips.........................  5,374,243    310,899,958       2.9%
     Devon Energy Corp......................  1,094,855     63,731,510       0.6%
     Hess Corp..............................  1,567,373     81,910,913       0.8%
     Marathon Oil Corp......................  3,446,808    103,611,048       1.0%
     Marathon Petroleum Corp................  1,791,952     98,431,923       0.9%
     National Oilwell Varco, Inc............  1,661,481    122,451,150       1.1%
     Phillips 66............................  2,855,170    134,649,817       1.3%
   #Pioneer Natural Resources Co............    517,832     54,708,951       0.5%
     Valero Energy Corp.....................  2,806,975     81,682,972       0.8%
     Other Securities.......................               324,968,319       3.1%
                                                        --------------      ----
Total Energy................................             2,027,914,686      19.1%
                                                        --------------      ----
Financials -- (18.5%)
     Allstate Corp. (The)...................  1,330,135     53,178,797       0.5%
     Bank of America Corp................... 29,573,320    275,623,342       2.6%
     Citigroup, Inc.........................  9,338,881    349,180,761       3.3%
     CME Group, Inc.........................  1,599,345     89,451,366       0.8%
   #Goldman Sachs Group, Inc. (The).........    786,395     96,246,884       0.9%
     JPMorgan Chase & Co....................  2,316,928     96,569,559       0.9%
     Loews Corp.............................  2,050,343     86,688,502       0.8%
     MetLife, Inc...........................  4,759,859    168,927,396       1.6%
     Morgan Stanley.........................  3,953,534     68,712,421       0.7%
     Prudential Financial, Inc..............  2,267,142    129,340,451       1.2%
     SunTrust Banks, Inc....................  2,564,707     69,760,030       0.7%
     Other Securities.......................               590,403,703       5.6%
                                                        --------------      ----
Total Financials............................             2,074,083,212      19.6%
                                                        --------------      ----
Health Care -- (8.8%)
     Aetna, Inc.............................  1,693,713     74,015,258       0.7%
     Humana, Inc............................    698,778     51,898,242       0.5%
     Pfizer, Inc............................ 17,815,204    443,064,123       4.2%
     Thermo Fisher Scientific, Inc..........  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                      -----------  --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc...................................................   1,824,634  $   111,813,572        1.1%
     Other Securities................................................                  185,837,706        1.7%
                                                                                   ---------------      -----
Total Health Care....................................................                  984,598,409        9.3%
                                                                                   ---------------      -----
Industrials -- (12.9%)
     CSX Corp........................................................   5,517,066      112,934,341        1.1%
     General Electric Co.............................................  21,445,555      451,643,388        4.2%
     Norfolk Southern Corp...........................................   1,681,939      103,186,958        1.0%
     Northrop Grumman Corp...........................................   1,364,645       93,737,465        0.9%
     Union Pacific Corp..............................................   2,314,080      284,701,262        2.7%
     Other Securities................................................                  401,626,053        3.8%
                                                                                   ---------------      -----
Total Industrials....................................................                1,447,829,467       13.7%
                                                                                   ---------------      -----
Information Technology -- (3.1%)
     Other Securities................................................                  342,245,409        3.2%
                                                                                   ---------------      -----
Materials -- (2.7%)
     International Paper Co..........................................   2,299,481       82,390,404        0.8%
     Other Securities................................................                  214,315,526        2.0%
                                                                                   ---------------      -----
Total Materials......................................................                  296,705,930        2.8%
                                                                                   ---------------      -----
Telecommunication Services -- (6.0%)
     AT&T, Inc.......................................................  13,051,618      451,455,467        4.3%
     CenturyLink, Inc................................................   2,353,137       90,313,398        0.9%
   *Sprint Nextel Corp...............................................  13,961,200       77,345,048        0.7%
     Other Securities................................................                   46,089,533        0.4%
                                                                                   ---------------      -----
Total Telecommunication Services.....................................                  665,203,446        6.3%
                                                                                   ---------------      -----
Utilities -- (0.2%)
     Other Securities................................................                   21,403,569        0.2%
                                                                                   ---------------      -----
TOTAL COMMON STOCKS..................................................               10,580,291,219       99.9%
                                                                                   ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
     BlackRock Liquidity Funds TempCash Portfolio - Institutional
       Shares........................................................   8,414,357        8,414,357        0.1%
                                                                                   ---------------      -----
                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT
                                                                      -----------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund...................................  51,528,378      596,183,329        5.6%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%,
     11/01/12 (Collateralized by $1,620,729 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to
     07/01/42, valued at $1,625,607) to be repurchased at
     $1,573,497...................................................... $     1,573        1,573,484        0.0%
                                                                                   ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL..................................                  597,756,813        5.6%
                                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,371,764,356)..............................................              $11,186,462,389      105.6%
                                                                                   ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples...........     880,528,090           --   --        880,528,090
   Energy.....................   2,027,914,686           --   --      2,027,914,686
   Financials.................   2,074,083,212           --   --      2,074,083,212
   Health Care................     984,598,409           --   --        984,598,409
   Industrials................   1,447,829,467           --   --      1,447,829,467
   Information Technology.....     342,245,409           --   --        342,245,409
   Materials..................     296,705,930           --   --        296,705,930
   Telecommunication Services.     665,203,446           --   --        665,203,446
   Utilities..................      21,403,569           --   --         21,403,569
Temporary Cash Investments....       8,414,357           --   --          8,414,357
Securities Lending Collateral.              -- $597,756,813   --        597,756,813
                               --------------- ------------   --    ---------------
TOTAL......................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.6%)
  #National Australia Bank, Ltd................. 1,435,379 $ 38,360,336       0.5%
  #Wesfarmers, Ltd.............................. 2,578,622   92,958,107       1.3%
   Other Securities.............................            227,956,736       3.2%
                                                           ------------      ----
TOTAL AUSTRALIA.................................            359,275,179       5.0%
                                                           ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.............................             20,298,622       0.3%
                                                           ------------      ----
BELGIUM -- (0.9%)
   Other Securities.............................             68,961,678       0.9%
                                                           ------------      ----
CANADA -- (11.6%)
   Canadian Natural Resources, Ltd.............. 1,668,484   50,284,224       0.7%
   Goldcorp, Inc................................ 1,677,120   75,816,739       1.0%
  #Manulife Financial Corp...................... 4,587,163   56,676,437       0.8%
   Nexen, Inc................................... 1,739,936   41,549,410       0.6%
  #Sun Life Financial, Inc...................... 1,565,269   38,820,238       0.5%
   Suncor Energy, Inc........................... 3,696,270  124,054,038       1.7%
  #Teck Resources, Ltd. Class B................. 1,483,730   47,093,107       0.7%
  #Thomson Reuters Corp......................... 1,832,184   51,585,496       0.7%
   Other Securities.............................            422,824,032       5.8%
                                                           ------------      ----
TOTAL CANADA....................................            908,703,721      12.5%
                                                           ------------      ----
DENMARK -- (1.3%)
   Other Securities.............................             98,590,467       1.4%
                                                           ------------      ----
FINLAND -- (0.6%)
   Other Securities.............................             46,534,314       0.6%
                                                           ------------      ----
FRANCE -- (8.6%)
   AXA SA....................................... 3,557,776   56,706,072       0.8%
   BNP Paribas SA............................... 1,230,991   62,480,990       0.9%
   Cie de Saint-Gobain SA....................... 1,039,077   36,601,589       0.5%
   France Telecom SA............................ 3,875,091   43,313,653       0.6%
  #GDF Suez SA.................................. 3,247,974   74,548,265       1.0%
  *Societe Generale SA.......................... 1,558,512   49,703,998       0.7%
   Vivendi SA................................... 3,686,124   75,533,481       1.0%
   Other Securities.............................            269,050,897       3.7%
                                                           ------------      ----
TOTAL FRANCE....................................            667,938,945       9.2%
                                                           ------------      ----
GERMANY -- (7.6%)
   Bayerische Motoren Werke AG..................   656,221   52,461,937       0.7%
   Daimler AG................................... 2,088,586   97,838,982       1.4%
  #Deutsche Bank AG............................. 1,325,896   60,395,696       0.8%
   E.ON AG...................................... 3,592,972   81,793,916       1.1%
   Munchener Rueckversicherungs-Gesellschaft AG.   395,244   63,595,851       0.9%
   Other Securities.............................            239,505,610       3.3%
                                                           ------------      ----
TOTAL GERMANY...................................            595,591,992       8.2%
                                                           ------------      ----
GREECE -- (0.0%)
   Other Securities.............................              3,296,253       0.0%
                                                           ------------      ----
HONG KONG -- (1.9%)
  #Hutchison Whampoa, Ltd....................... 5,618,000   55,108,769       0.8%
   Other Securities.............................             93,863,530       1.3%
                                                           ------------      ----
TOTAL HONG KONG.................................            148,972,299       2.1%
                                                           ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                ---------- -------------- ---------------
IRELAND -- (0.2%)
   Other Securities............................            $   15,849,047       0.2%
                                                           --------------      ----
ISRAEL -- (0.6%)
   Other Securities............................                45,815,345       0.6%
                                                           --------------      ----
ITALY -- (1.3%)
   Other Securities............................                99,757,627       1.4%
                                                           --------------      ----
JAPAN -- (16.2%)
   Mitsubishi Corp.............................  2,732,000     48,774,242       0.7%
   Mitsubishi UFJ Financial Group, Inc......... 18,834,406     85,206,251       1.2%
   Mitsui & Co., Ltd...........................  2,990,300     42,148,944       0.6%
   Sumitomo Corp...............................  3,241,900     44,196,159       0.6%
  #Toyota Motor Corp. Sponsored ADR............    614,188     47,581,144       0.6%
   Other Securities............................               997,496,602      13.8%
                                                           --------------      ----
TOTAL JAPAN....................................             1,265,403,342      17.5%
                                                           --------------      ----
NETHERLANDS -- (2.7%)
   ArcelorMittal NV............................  2,446,831     36,174,996       0.5%
  *ING Groep NV................................  4,933,987     43,903,032       0.6%
   Koninklijke Philips Electronics NV..........  2,042,653     51,160,127       0.7%
   Other Securities............................                83,798,551       1.2%
                                                           --------------      ----
TOTAL NETHERLANDS..............................               215,036,706       3.0%
                                                           --------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities............................                 6,231,896       0.1%
                                                           --------------      ----
NORWAY -- (1.2%)
   Other Securities............................                92,125,902       1.3%
                                                           --------------      ----
PORTUGAL -- (0.1%)
   Other Securities............................                 8,279,896       0.1%
                                                           --------------      ----
SINGAPORE -- (1.0%)
   Other Securities............................                81,099,619       1.1%
                                                           --------------      ----
SPAIN -- (1.9%)
   Banco Santander SA..........................  7,903,716     59,508,435       0.8%
   Other Securities............................                85,860,300       1.2%
                                                           --------------      ----
TOTAL SPAIN....................................               145,368,735       2.0%
                                                           --------------      ----
SWEDEN -- (2.9%)
   Nordea Bank AB..............................  5,366,449     48,779,174       0.7%
   Telefonaktiebolaget LM Ericsson AB Series B.  4,713,081     41,753,549       0.6%
   Other Securities............................               132,823,836       1.8%
                                                           --------------      ----
TOTAL SWEDEN...................................               223,356,559       3.1%
                                                           --------------      ----
SWITZERLAND -- (5.7%)
   Holcim, Ltd.................................    887,877     60,594,265       0.8%
   Swiss Re, Ltd...............................  1,108,107     76,678,078       1.1%
   UBS AG......................................  3,833,535     57,516,804       0.8%
   Zurich Insurance Group AG...................    221,361     54,569,851       0.8%
   Other Securities............................               196,610,103       2.7%
                                                           --------------      ----
TOTAL SWITZERLAND..............................               445,969,101       6.2%
                                                           --------------      ----
UNITED KINGDOM -- (20.6%)
   Aviva P.L.C.................................  8,175,916     43,785,601       0.6%
   Barclays P.L.C.............................. 11,591,752     42,863,545       0.6%
  #Barclays P.L.C. Sponsored ADR...............  4,327,157     64,041,924       0.9%
   BP P.L.C. Sponsored ADR.....................  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                              SHARES        VALUE++     OF NET ASSETS**
                                                                           -----------  --------------  ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR.....................................   1,453,812  $   71,760,160         1.0%
   Kingfisher P.L.C.......................................................  10,285,817      48,158,694         0.7%
  *Lloyds Banking Group P.L.C.............................................  76,981,994      50,693,260         0.7%
   Old Mutual P.L.C.......................................................  13,164,620      36,643,450         0.5%
   Royal Dutch Shell P.L.C. ADR...........................................   3,323,210     234,718,322         3.2%
   Vodafone Group P.L.C...................................................  34,976,333      94,983,682         1.3%
   Vodafone Group P.L.C. Sponsored ADR....................................   8,116,661     220,935,512         3.1%
   Xstrata P.L.C..........................................................   5,211,952      82,565,149         1.1%
   Other Securities.......................................................                 385,708,778         5.3%
                                                                                        --------------       -----
TOTAL UNITED KINGDOM......................................................               1,605,805,583        22.2%
                                                                                        --------------       -----
TOTAL COMMON STOCKS.......................................................               7,168,262,828        99.0%
                                                                                        --------------       -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities.......................................................                  22,268,022         0.3%
                                                                                        --------------       -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.......................................................                           3         0.0%
                                                                                        --------------       -----

                                                                             SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                              (000)         VALUE+
                                                                           -----------  --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund........................................  52,722,558     610,000,000         8.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $1,715,506) to be repurchased at $1,681,885....................... $     1,682       1,681,868         0.0%
                                                                                        --------------       -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 611,681,868         8.5%
                                                                                        --------------       -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,402,475,403)                                                                 $7,802,212,721       107.8%
                                                                                        ==============       =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria....................             --     20,298,622   --        20,298,622
   Belgium....................      2,022,896     66,938,782   --        68,961,678
   Canada.....................    908,703,721             --   --       908,703,721
   Denmark....................             --     98,590,467   --        98,590,467
   Finland....................      1,292,010     45,242,304   --        46,534,314
   France.....................     16,823,856    651,115,089   --       667,938,945
   Germany....................     90,012,205    505,579,787   --       595,591,992
   Greece.....................             --      3,296,253   --         3,296,253
   Hong Kong..................             --    148,972,299   --       148,972,299
   Ireland....................      4,846,911     11,002,136   --        15,849,047
   Israel.....................      5,360,734     40,454,611   --        45,815,345
   Italy......................     17,226,655     82,530,972   --        99,757,627
   Japan......................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands................     14,913,357    200,123,349   --       215,036,706
   New Zealand................             --      6,231,896   --         6,231,896
   Norway.....................        258,768     91,867,134   --        92,125,902
   Portugal...................             --      8,279,896   --         8,279,896
   Singapore..................             --     81,099,619   --        81,099,619
   Spain......................     10,329,758    135,038,977   --       145,368,735
   Sweden.....................      8,464,720    214,891,839   --       223,356,559
   Switzerland................     50,178,730    395,790,371   --       445,969,101
   United Kingdom.............    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks
   Germany....................             --     22,268,022   --        22,268,022
Rights/Warrants
   Spain......................             --              3   --                 3
Securities Lending Collateral.             --    611,681,868   --       611,681,868
                               -------------- --------------   --    --------------
   TOTAL...................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                 THE U.S.           THE DFA
                                                                              LARGE CAP VALUE INTERNATIONAL VALUE
                                                                                  SERIES            SERIES
                                                                              --------------- -------------------
ASSETS:
Investments at Value (including $581,088 and $580,675 of securities on loan,
  respectively)..............................................................   $10,580,291       $7,190,531
Temporary Cash Investments at Value & Cost...................................         8,414               --
Collateral Received from Securities on Loan at Value & Cost .................         1,574            1,682
Affiliated Collateral Received from Securities on Loan at Value & Cost.......       596,183          610,000
Foreign Currencies at Value..................................................            --           11,804
Cash.........................................................................            --           10,538
Receivables:
   Investment Securities Sold................................................           154               39
   Dividends, Interest and Tax Reclaims......................................        13,428           25,600
   Securities Lending Income.................................................           179              608
   Fund Shares Sold..........................................................           202            5,782
Prepaid Expenses and Other Assets............................................            --              177
                                                                                -----------       ----------
       Total Assets..........................................................    11,200,425        7,856,761
                                                                                -----------       ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........................................       597,757          611,682
   Investment Securities Purchased...........................................         4,455            2,826
   Fund Shares Redeemed......................................................         7,689            2,358
   Due to Advisor............................................................           890            1,209
Accrued Expenses and Other Liabilities.......................................           482              437
                                                                                -----------       ----------
       Total Liabilities.....................................................       611,273          618,512
                                                                                -----------       ----------
NET ASSETS...................................................................   $10,589,152       $7,238,249
                                                                                ===========       ==========
Investments at Cost..........................................................   $ 7,765,593       $6,790,794
                                                                                -----------       ----------
Foreign Currencies at Cost...................................................   $        --       $   11,815
                                                                                -----------       ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE U.S.      THE DFA
                                                                                 LARGE CAP   INTERNATIONAL
                                                                                VALUE SERIES VALUE SERIES
                                                                                ------------ -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $ 0 and $ 20,887, respectively).  $  216,492    $ 263,184
   Interest....................................................................          21            2
   Income from Securities Lending..............................................       7,882       13,556
                                                                                 ----------    ---------
          Total Investment Income..............................................     224,395      276,742
                                                                                 ----------    ---------
EXPENSES
   Investment Advisory Services Fees...........................................       9,897       13,887
   Accounting & Transfer Agent Fees............................................         932          666
   Custodian Fees..............................................................         107        1,453
   Shareholders' Reports.......................................................          52           37
   Directors'/Trustees' Fees & Expenses........................................          84           59
   Professional Fees...........................................................         362          237
   Other.......................................................................         114          100
                                                                                 ----------    ---------
          Total Expenses.......................................................      11,548       16,439
                                                                                 ----------    ---------
   Fees Paid Indirectly........................................................          --          (18)
                                                                                 ----------    ---------
   Net Expenses................................................................      11,548       16,421
                                                                                 ----------    ---------
   NET INVESTMENT INCOME (LOSS)................................................     212,847      260,321
                                                                                 ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................................     408,690      133,256
       Foreign Currency Transactions...........................................          --       (1,249)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............................   1,049,282     (157,327)
       Translation of Foreign Currency Denominated Amounts.....................          --         (266)
                                                                                 ----------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................   1,457,972      (25,586)
                                                                                 ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................  $1,670,819    $ 234,735
                                                                                 ==========    =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                THE U.S.                  THE DFA
                                                                             LARGE CAP VALUE        INTERNATIONAL VALUE
                                                                                 SERIES                    SERIES
                                                                        ------------------------  -----------------------
                                                                            YEAR         YEAR        YEAR         YEAR
                                                                           ENDED        ENDED       ENDED        ENDED
                                                                          OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                            2012         2011        2012         2011
                                                                        -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................ $   212,847  $   168,852  $  260,321  $   254,173
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................................     408,690      387,017     133,256      161,341
       Futures.........................................................          --      (12,646)         --           --
       Foreign Currency Transactions...................................          --           --      (1,249)         506
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................   1,049,282      (74,679)   (157,327)  (1,021,735)
       Translation of Foreign Currency Denominated Amounts.............          --           --        (266)        (517)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................   1,670,819      468,544     234,735     (606,232)
                                                                        -----------  -----------  ----------  -----------
Transactions in Interest:
   Contributions.......................................................     505,769    1,230,772     699,069      900,473
   Withdrawals.........................................................    (922,543)  (1,180,609)   (651,462)    (257,967)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Transactions in Interest........    (416,774)      50,163      47,607      642,506
                                                                        -----------  -----------  ----------  -----------
          Total Increase (Decrease) in Net Assets......................   1,254,045      518,707     282,342       36,274
NET ASSETS
   Beginning of Period.................................................   9,335,107    8,816,400   6,955,907    6,919,633
                                                                        -----------  -----------  ----------  -----------
   End of Period....................................................... $10,589,152  $ 9,335,107  $7,238,249  $ 6,955,907
                                                                        ===========  ===========  ==========  ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE U.S. LARGE CAP VALUE SERIES+
                                               ----------------------------------------------------------------------------
                                                                                                    PERIOD
                                                   YEAR        YEAR        YEAR        YEAR        DEC. 1,          YEAR
                                                  ENDED       ENDED       ENDED       ENDED        2007 TO         ENDED
                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,
                                                   2012        2011        2010        2009          2008           2007
                                               -----------  ----------  ----------  ----------  ----------      -----------
Total Return..................................       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
                                               -----------  ----------  ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.......        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......................          10%         14%         28%         29%         19%(C)            9%
                                               -----------  ----------  ----------  ----------  ----------      -----------

                                                                   THE DFA INTERNATIONAL VALUE SERIES+
                                               ---------------------------------------------------------------------------
                                                                                                    PERIOD
                                                  YEAR         YEAR        YEAR        YEAR        DEC. 1,         YEAR
                                                 ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED
                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average Net Assets.......       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.......................         14%          9%          20%         18%         16%(C)          16%
                                               ----------  ----------   ----------  ----------  ----------      ----------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investments, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series' books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,030,715 $1,245,566
           The DFA International Value Series.  1,297,711    982,391

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                    ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $8,371,961  $3,160,109    $(345,608)     $2,814,501
The DFA International Value Series.  7,407,330   1,170,704     (775,821)        394,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                                                     MAXIMUM AMOUNT
                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST    BORROWED
                                       AVERAGE      AVERAGE        DAYS     EXPENSE    DURING THE
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED     PERIOD
                                    ------------- ------------ ------------ -------- --------------
The U.S. Large Cap Value Series....     0.89%       $18,911         99        $46       $58,537
The DFA International Value Series.     0.87%        10,399         20          5        53,091

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION         TERM OF OFFICE/1/  PORTFOLIOS WITHIN THE
WITH THE FUND,          AND LENGTH OF     DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE            SERVICE              OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------        ----------------   ---------------------  --------------------------------------------------------
                                          DISINTERESTED TRUSTEES/DIRECTORS
                                          --------------------------------
George M.              Since Inception    100 portfolios in 4    Leo Melamed Professor of Finance, The University of
Constantinides                            investment companies   Chicago Booth School of Business.
Director of DFAIDG
and DIG. Trustee of
DFAITC and DEM. The
University of Chicago
Booth School of
Business 5807 S.
Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould          Since Inception    100 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG                        investment companies   Economics, The University of Chicago Booth School of
and DIG. Trustee of                                              Business (since 1965). Member and Chair, Competitive
DFAITC and DEM. The                                              Markets Advisory Committee, Chicago Mercantile
University of Chicago                                            Exchange (futures trading exchange) (since 2004).
Booth School of                                                  Formerly, Director of UNext, Inc. (1999-2006). Trustee,
Business 5807 S.                                                 Harbor Fund (registered investment company) (30
Woodlawn Avenue                                                  Portfolios) (since 1994). Formerly, Member of the Board
Chicago, IL 60637                                                of Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson      Since Inception    100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG                        investment companies   Management (since 1984). Chairman, CIO and Partner,
and DIG. Trustee of                                              Zebra Capital Management, LLC (hedge fund manager)
DFAITC and DEM.                                                  (since 2001). Consultant to Morningstar, Inc. (since
Yale School of                                                   2006). Formerly, Chairman, Ibbotson Associates, Inc.,
Management P.O. Box                                              Chicago, IL (software data publishing and consulting)
208200 New Haven, CT                                             (1977-2006). Formerly, Director, BIRR Portfolio
06520-8200                                                       Analysis, Inc. (software products) (1990-2010).
Age: 68

NAME, POSITION                                PORTFOLIOS WITHIN THE
WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE        LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------        -------------------    ---------------------  --------------------------------------------------------
Edward P. Lazear          Since 2010          100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                            investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG. Trustee of                                                  Resources Management and Economics, Graduate
DFAITC and DEM.                                                      School of Business, Stanford University (since 1995).
Stanford University                                                  Cornerstone Research (expert testimony and economic
Graduate School of                                                   and financial analysis) (since 2009). Formerly,
Business 518 Memorial                                                Chairman of the President George W. Bush's Council
Way Stanford, CA                                                     of Economic Advisers (2006-2009). Formerly,
94305-5015                                                           Council of Economic Advisors, State of California
Age: 64                                                              (2005-2006). Formerly, Commissioner, White House
                                                                     Panel on Tax Reform (2005).

Myron S. Scholes        Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                            investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                  Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM. c/o                                                  (hedge fund) (formerly, Oak Hill Platinum Partners)
Dimensional Fund                                                     (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                Capital Management (private equity firm) (until
Cave Road Building 1                                                 2004). Director, American Century Fund Complex
Austin, TX 78746                                                     (registered investment companies) (40 Portfolios)
Age: 70                                                              (since 1980). Formerly, Director, Chicago Mercantile
                                                                     Exchange (2001-2008).

Abbie J. Smith            Since 2000          100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
Director of DFAIDG                            investment companies   of Accounting, The University of Chicago Booth
and DIG. Trustee of                                                  School of Business (since 1980). Co-Director
DFAITC and DEM. The                                                  Investment Research, Fundamental Investment
University of Chicago                                                Advisors (hedge fund) (since 2008). Director, HNI
Booth School of                                                      Corporation (formerly known as HON Industries Inc.)
Business 5807 S.                                                     (office furniture) (since 2000). Director, Ryder System
Woodlawn Avenue                                                      Inc. (transportation, logistics and supply-chain
Chicago, IL 60637                                                    management) (since 2003). Trustee, UBS Funds (4
Age: 58                                                              investment companies within the fund complex) (52
                                                                     portfolios) (since 2009).

NAME, POSITION                                           PORTFOLIOS WITHIN THE
WITH THE FUND,                    TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE                   LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------                   -------------------    ---------------------  -----------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
                                              ------------------------------
David G. Booth                     Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                      investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                      January 2010) of Dimensional Holdings
and President of DFAIDG                                                         Inc., Dimensional Fund Advisors LP,
and DIG. Chairman,                                                              DFA Securities LLC, Dimensional
Trustee, Co-Chief                                                               Emerging Markets Value Fund, DFAIDG,
Executive Officer and                                                           Dimensional Investment Group Inc. and
President of DFAITC and DEM.                                                    The DFA Investment Trust Company.
6300 Bee Cave Road,                                                             Director of Dimensional Fund Advisors
Building One Austin, Texas 78746                                                Ltd., Dimensional Funds PLC,
Age: 65                                                                         Dimensional Funds II PLC, DFA
                                                                                Australia Limited, Dimensional Cayman
                                                                                Commodity Fund I Ltd., Dimensional
                                                                                Japan Ltd. and Dimensional Advisors Ltd.
                                                                                Chairman, Director and Co-Chief
                                                                                Executive Officer of Dimensional Fund
                                                                                Advisors Canada ULC. President,
                                                                                Dimensional SmartNest (US) LLC.
                                                                                Limited Partner, Oak Hill Partners (since
                                                                                2001) and VSC Investors, LLC (since
                                                                                2007). Trustee, The University of
                                                                                Chicago. Trustee, University of Kansas
                                                                                Endowment Association. Formerly, Chief
                                                                                Executive Officer (until 2010) and Chief
                                                                                Investment Officer (2003-2007) of
                                                                                Dimensional Fund Advisors LP, DFA
                                                                                Securities LLC, Dimensional Emerging
                                                                                Markets Value Fund, DFAIDG,
                                                                                Dimensional Investment Group Inc., The
                                                                                DFA Investment Trust Company and
                                                                                Dimensional Holdings Inc. Formerly,
                                                                                Chief Investment Officer of Dimensional
                                                                                Fund Advisors Ltd. Formerly, President
                                                                                and Chief Investment Officer of DFA
                                                                                Australia Limited. Formerly, Director, SA
                                                                                Funds (registered investment company).

Eduardo A. Repetto                   Since 2009          100 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief                                       investment companies   January 2010), Chief Investment Officer
Executive Officer and                                                           (since March 2007) and Director/Trustee
Chief Investment Officer of                                                     of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                                 Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                               Securities LLC, Dimensional Emerging
Executive Officer and                                                           Markets Value Fund, DFAIDG,
Chief Investment Officer of                                                     Dimensional Investment Group Inc., The
DFAITC and DEM.                                                                 DFA Investment Trust Company and
6300 Bee Cave Road,                                                             Dimensional Cayman Commodity Fund I
Building One                                                                    Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                                President and Chief Investment Officer of
Age: 45                                                                         Dimensional Fund Advisors Canada
                                                                                ULC. Chief Investment Officer, Vice
                                                                                President and Director of DFA Australia
                                                                                Limited. Director of Dimensional Fund
                                                                                Advisors Ltd., Dimensional Funds PLC,
                                                                                Dimensional Funds II PLC, Dimensional
                                                                                Japan Ltd. and Dimensional Advisors Ltd.
                                                                                Co-Chief Executive Officer of
                                                                                Dimensional Retirement Plan Services
                                                                                LLC. Formerly, Vice President of
                                                                                Dimensional Holdings Inc., Dimensional
                                                                                Fund Advisors LP, DFA Securities LLC,
                                                                                Dimensional Emerging Markets Value
                                                                                Fund, DFAIDG, Dimensional Investment
                                                                                Group Inc., The DFA Investment Trust
                                                                                Company and Dimensional Fund
                                                                                Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
  * Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

NAME, POSITION WITH THE       TERM OF OFFICE/1/
FUND                            AND LENGTH
AND AGE                         OF SERVICE               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------       ----------------   -----------------------------------------------------------
                                                  OFFICERS
                                                  --------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities. Vice President
Vice President,                                  Global Business Development of all the DFA Entities.
Global Business                                  Formerly, Chief Learning Officer of Dimensional
Development                                      (2008-2011); Regional Director of Dimensional (2004-2008).
Age: 49

Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice
Vice President                                   President Business Development at Capson Physicians
Age: 37                                          Insurance Company (2010-2012); Vice President at Charles
                                                 Schwab (2007-2010).

Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                   Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                   Director for Dimensional (2010-January 2011); Chief Market
Age: 43                                          Strategist at Commonwealth Financial (2007-2010); Director
                                                 of Research at Commonwealth Financial (2000-2007).

Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                     Entities, DFA Australia Limited, Dimensional Fund Advisors
Secretary                                        Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
Age: 45                                          Retirement Plan Services LLC, Dimensional Fund Advisors
                                                 Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                 President and Assistant Secretary of Dimensional Fund
                                                 Advisors Canada ULC.

David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global
Vice President                                   Financial Services of Dimensional (since 2008). Formerly,
Age: 48                                          Regional Director of Dimensional (January 1995 to January
                                                 2005).

Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                   Director for Dimensional Fund Advisors LP (December
Age: 41                                          2010-January 2012); Regional Director at Russell
                                                 Investments (April 2006-December 2010).

James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                   Director for Dimensional (2008-2010); Vice President,
Age: 56                                          Client Portfolio Manager at American Century Investments
                                                 (2001-2008).

Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of
Vice President                                   Portfolio Management of Dimensional (since March 2012). Sr.
Age: 46                                          Portfolio Manager of Dimensional (since January 2012).
                                                 Formerly, Portfolio Manager for Dimensional (October
                                                 2005-January 2012).

Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia
Vice President                                   Limited and Dimensional Fund Advisors Canada ULC. Head of
Age: 40                                          Institutional, North America (since March 2012). Formerly,
                                                 Head of Portfolio Management of Dimensional (January
                                                 2006-March 2012).

Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                   Director for Dimensional Fund Advisors LP (August
Age: 36                                          2002-January 2012).

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND AND   AND LENGTH OF
AGE                                   SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ----------------   -----------------------------------------------------------
Robert P. Cornell                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Financial Services Group of Dimensional (since August
Age: 63                                              1993).

George H. Crane                     Since 2010       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President and Managing Director at State Street Bank &
Age: 57                                              Trust Company (2007-2008); Managing Director, Head of
                                                     Investment Administration and Operations at State Street
                                                     Research & Management Company (2002-2005).

Christopher S. Crossan              Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and                                   the DFA Entities, DFA Australia Limited, Dimensional Fund
Global Chief                                         Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Compliance Officer                                   SmartNest (US) LLC and Dimensional Retirement Plan Services
Age: 46                                              LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                     Canada ULC.

James L. Davis                      Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                     Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                    Since 2010       Vice President of all the DFA Entities. Research Associate
Vice President                                       for Dimensional (since August 2008). Formerly, Research
Age: 40                                              Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                  Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief                             Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                  Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                         Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                            of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                 Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                      Since 2008       Vice President of all the DFA Entities. Co-Head of
Vice President                                       Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                              Portfolio Manager of Dimensional (since January 2012).
                                                     Formerly, Portfolio Manager for Dimensional (since
                                                     September 2004).

Jeremy P. Freeman                   Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                       Manager for Dimensional (since June 2006). Formerly,
Age: 41                                              Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                     (June 1998-June 2006).

Mark R. Gochnour                    Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional.
Age: 45

Tom M. Goodrum                      Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                       Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                        Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (January 2005 to February 2007).
Age: 38

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND AND   AND LENGTH OF
AGE                                   SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ----------------   ------------------------------------------------------------
Christian Gunther                   Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                       Dimensional Fund Advisors LP (since 2012). Formerly, Senior
Age: 37                                              Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                     Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                     Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner                      Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since June 1998).
Age: 44

Julie C. Henderson                  Since 2005       Vice President and Fund Controller of all the DFA Entities
Vice President and                                   and Dimensional Cayman Commodity Fund I Ltd. and
Fund Controller                                      Dimensional Japan Ltd.
Age: 38

Kevin B. Hight                      Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                     Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                  Since 2011       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director, Co-Head Global Consultant Relations at BlackRock
Age: 52                                              (2004-2011).

Jeff J. Jeon                        Since 2004       Vice President of all the DFA Entities and Dimensional
Vice President                                       Cayman Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                    Since 2012       Vice President of all the DFA Entities. Formerly,
Vice President                                       Facilities Manager for Dimensional Fund Advisors LP
Age: 44                                              (October 2008-January 2012); General Manager at Intereity
                                                     Investments (March 2007-October 2008).

Patrick M. Keating                  Since 2003       Vice President and Chief Operating Officer of all the DFA
Vice President and Chief                             Entities, Dimensional Cayman Commodity Fund I Ltd.,
Operating Officer                                    Dimensional Japan Ltd., Dimensional Advisors Ltd.,
Age: 57                                              Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                     Limited and Dimensional Retirement Plan Services LLC.
                                                     Director, Vice President and Chief Privacy Officer of
                                                     Dimensional Fund Advisors Canada ULC. Director of DFA
                                                     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                     Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                     Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                     President of Dimensional Hong Kong Limited.

Glenn E. Kemp                       Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (April
Age: 64                                              2006-January 2012).

David M. Kershner                   Since 2010       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                     Since 2012       Vice President of all the DFA Entities. Formerly,
Vice President                                       Accounting Manager for Dimensional Fund Advisors LP
Age: 32                                              (January 2006-January 2012).

Timothy R. Kohn                     Since 2011       Vice President of all the DFA Entities. Head of Defined
Vice President                                       Contribution Sales for Dimensional (since August 2010).
Age: 41                                              Formerly, Chief DC Strategist, Barclays Global Investors
                                                     (2005-2009).

Joseph F. Kolerich                  Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
Vice President                                       Manager of Dimensional (since January 2012).Formerly,
Age: 40                                              Portfolio Manager for Dimensional (April 2007-January 2012).

Stephen W. Kurad                    Since 2011       Vice President of all the DFA Entities. Regional Director
Vice President                                       for Dimensional (2007-2010).
Age: 43

Michael F. Lane                     Since 2004       Vice President of all the DFA Entities. Chief Executive
Vice President                                       Officer of Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND AND   AND LENGTH OF
AGE                                   SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ----------------   -----------------------------------------------------------
Francis R. Lao                      Since 2011       Vice President of all the DFA Entities. Formerly, Vice
Vice President                                       President - Global Operations at Janus Capital Group
Age: 43                                              (2005-2011).

Juliet Lee                          Since 2005       Vice President of all the DFA Entities. Human Resources
Vice President                                       Manager of Dimensional (since January 2004).
Age: 41

Marlena I. Lee                      Since 2011       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                   Since 2009       Vice President of all the DFA Entities. Regional Director
Vice President                                       for Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                   Since 2010       Vice President of all the DFA Entities and Dimensional
Vice President                                       Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
Age: 39                                              September 2006). Formerly, Assistant General Counsel at
                                                     Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus                     Since 2008       Vice President of all the DFA Entities and Head of Global
Vice President & Head of                             Human Resources of Dimensional. Formerly, Global Head of
Global Human Resources                               Recruiting and Vice President of Goldman Sachs & Co. (June
Age: 42                                              2006 to January 2008).

David R. Martin                     Since 2007       Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief                                all the DFA Entities. Director, Vice President, Chief
Financial Officer and                                Financial Officer and Treasurer of Dimensional Fund
Treasurer                                            Advisors Ltd., DFA Australia Limited, Dimensional Advisors
Age: 55                                              Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                     Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                     Chief Financial Officer, Treasurer, and Vice President of
                                                     Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                     Retirement Plan Services LLC. Director of Dimensional Funds
                                                     PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                     Dimensional Japan Ltd.

Catherine L. Newell                    Vice          Vice President and Secretary of all the DFA Entities and
Vice President and                  President        Dimensional Retirement Plan Services LLC (since June 2012).
Secretary                           since 1997       Director, Vice President and Secretary of DFA Australia
Age: 48                                and           Limited and Dimensional Fund Advisors Ltd. (since February
                                    Secretary        2002, April 1997 and May 2002, respectively). Vice
                                    since 2000       President and Secretary of Dimensional Fund Advisors Canada
                                                     ULC (since June 2003), Dimensional SmartNest LLC,
                                                     Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                     Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                     February 2012), Dimensional Advisors Ltd. (since March
                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                     2012) and Dimensional Hong Kong Limited (since August
                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                     Kong Limited (since August 2012 and July 2012).

Christian A. Newton                 Since 2009       Vice President of all DFA Entities. Web Services Manager
Vice President                                       for Dimensional (since January 2008). Formerly, Design
Age: 37                                              Manager of Dimensional (2005-2008).

Pamela B. Noble                     Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (2008-2010). Formerly, Vice President and
Age: 48                                              Portfolio Manager at USAA Investment Management Company
                                                     (2001-2006).

Carolyn L. O                        Since 2010       Vice President of all the DFA Entities and Dimensional
Vice President                                       Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
Age: 38                                              (since 2011). Counsel for Dimensional (2007-2011).
                                                     Formerly, Associate at K&L Gates LLP (January
                                                     2004-September 2007).

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND AND   AND LENGTH OF
AGE                                   SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ----------------   -----------------------------------------------------------
Gerard K. O'Reilly                  Since 2007       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                       Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                       Since 2010       Vice President of all the DFA Entities. Senior Compliance
Vice President                                       Officer for Dimensional (since January 2008). Formerly,
Age: 34                                              Compliance Officer (February 2006-December 2007) and
                                                     Compliance Analyst (August 2004-January 2006) for
                                                     Dimensional.

David A. Plecha                     Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                              Fund Advisors Canada ULC.

Allen Pu                            Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                 Since 2008       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                              Dimensional (2001-2006).

Savina B. Rizova                    Since 2012       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional Fund Advisors LP (June
Age: 31                                              2011-January 2012); Research Assistant for Dimensional Fund
                                                     Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                       Since 2010       Vice President of all the DFA Entities. Client Systems
Vice President                                       Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                              Manager at Vanguard (November 1997-July 2008).

David E. Schneider                  Since 2001       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                   Since 2010       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                    Since 2009       Vice President of all the DFA Entities. Investment
Vice President                                       Operations Manager for Dimensional (since May 2007).
Age: 47                                              Formerly, Vice President Client and Fund Reporting at
                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                      Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                     Since 2011       Vice President of all the DFA Entities. Project Manager for
Vice President                                       Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                              Manager, National Instruments (2003-2007).

Grady M. Smith                      Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 56

Carl G. Snyder                      Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 64

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND AND   AND LENGTH OF
AGE                                   SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------  ----------------   -----------------------------------------------------------
Bradley G. Steiman                  Since 2004       Vice President of all the DFA Entities and Director and
Vice President                                       Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                      Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (January
Age: 34                                              2008-January 2012).

Robert C. Trotter                   Since 2009       Vice President of all the DFA Entities. Senior Manager,
Vice President                                       Technology for Dimensional (since March 2007). Formerly,
Age: 54                                              Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                     Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                              Fund Advisors Canada ULC.

Brian J. Walsh                      Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since 2004).
Age: 42

Weston J. Wellington                Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                       Since 2007       Vice President of all the DFA Entities. Senior Trader of
Vice President                                       Dimensional (since 2007).
Age: 36

Paul E. Wise                        Since 2005       Vice President of all the DFA Entities. Chief Technology
Vice President                                       Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                      Since 2011       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President, Global Public Relations at Natixis Global
Age: 50                                              Asset Management (2008-2011); Senior Vice President, Media
                                                     Relations at Bank of America (2007-2008).

Joseph L. Young                     Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (2005-2010).
Age: 33

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING
                                                                                               FOR
                                        NET                                                 CORPORATE
                                    INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN
                                      INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX
DIMENSIONAL INVESTMENT GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3)
---------------------------------  ------------- ------------- ------------- ------------- ------------ ---------- ---------
 U.S. Large Cap Value Portfolio
   II.............................      100%          --            --            100%         100%        100%       --
 DFA International Value
   Portfolio II...................       41%          --            59%           100%         100%        100%        2%


                                                        QUALIFYING
                                    FOREIGN  QUALIFYING SHORT-TERM
                                    SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.  INCOME(4) INCOME(5)   GAIN(6)
---------------------------------  --------- ---------- ----------
 U.S. Large Cap Value Portfolio
   II.............................    --        100%       100%
 DFA International Value
   Portfolio II...................    96%       100%       100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of Investment Company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]  Recycled
        Recyclable                                         DFA103112-009A

                                                                          [LOGO]

ANNUAL REPORT
year ended: October 31, 2012

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth
--------------------------------------
David G. Booth
Chairman and Co-Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES ...............................     1
DIMENSIONAL INVESTMENT GROUP INC.
  Performance Charts .....................................................     2
  Management's Discussion and Analysis ...................................     3
  Disclosure of Fund Expenses ............................................     6
  Disclosure of Portfolio Holdings .......................................     8
  Schedules of Investments
     DFA International Value Portfolio III ...............................     9
     U.S. Large Cap Value Portfolio III ..................................     9
     Tax-Managed U.S. Marketwide Value Portfolio II ......................    10
  Statements of Assets and Liabilities ...................................    11
  Statements of Operations ...............................................    12
  Statements of Changes in Net Assets ....................................    13
  Financial Highlights ...................................................    14
  Notes to Financial Statements ..........................................    16
  Report of Independent Registered Public Accounting Firm ................    23
THE DFA INVESTMENT TRUST COMPANY
  Performance Charts .....................................................    24
  Management's Discussion and Analysis ...................................    26
  Disclosure of Fund Expenses ............................................    29
  Disclosure of Portfolio Holdings .......................................    31
  Summary Schedules of Portfolio Holdings
     The DFA International Value Series ..................................    32
     The U.S. Large Cap Value Series .....................................    36
     The Tax-Managed U.S. Marketwide Value Series ........................    39
  Statements of Assets and Liabilities ...................................    42
  Statements of Operations ...............................................    43
  Statements of Changes in Net Assets ....................................    44
  Financial Highlights ...................................................    45
  Notes to Financial Statements ..........................................    46
  Report of Independent Registered Public Accounting Firm ................    54
FUND MANAGEMENT ..........................................................    55
VOTING PROXIES ON FUND PORTFOLIO SECURITIES ..............................    65
NOTICE TO SHAREHOLDERS ...................................................    66

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

Investment Abbreviations

ADR    American Depositary Receipt
FNMA   Federal National Mortgage Association
P.L.C. Public Limited Company

Investment Footnotes

+      See Note B to Financial Statements.
++     Securities have generally been fair valued. See Note B to Financial
       Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

FINANCIAL HIGHLIGHTS

(A)    Computed using average shares outstanding.
(B)    Annualized
(C)    Non-Annualized
(D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

--     Amounts designated as -- are either zero or rounded to zero.
REIT   Real Estate Investment Trust
RIC    Registered Investment Company
SEC    Securities and Exchange Commission

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2002-OCTOBER 31, 2012

[CHART]

                     DFA INTERNATIONAL       MSCI WORLD EX
                    VALUE PORTFOLIO III   USA INDEX (NET DIV.)
10/31/2002                10000.00             10000.00
11/30/2002                10606.42             10460.38
12/31/2002                10334.75             10122.32
 1/31/2003                 9993.10              9736.63
 2/28/2003                 9785.68              9544.70
 3/31/2003                 9553.85              9360.75
 4/30/2003                10603.18             10259.09
 5/31/2003                11396.29             10895.37
 6/30/2003                11762.33             11160.05
 7/31/2003                12299.20             11416.09
 8/31/2003                12616.45             11710.46
 9/30/2003                13104.51             12061.79
10/31/2003                14141.64             12817.10
11/30/2003                14434.48             13107.63
12/31/2003                15526.01             14112.73
 1/31/2004                15925.08             14309.23
 2/29/2004                16398.96             14638.33
 3/31/2004                16648.38             14711.61
 4/30/2004                16149.55             14326.52
 5/31/2004                16311.67             14393.49
 6/30/2004                16987.90             14725.88
 7/31/2004                16357.32             14276.81
 8/31/2004                16571.72             14336.17
 9/30/2004                17103.16             14754.05
10/31/2004                17750.24             15284.28
11/30/2004                19069.77             16300.76
12/31/2004                20018.43             16989.41
 1/31/2005                19826.44             16654.94
 2/28/2005                20607.21             17395.85
 3/31/2005                20100.40             17000.98
 4/30/2005                19485.47             16567.48
 5/31/2005                19511.09             16597.70
 6/30/2005                19819.80             16869.00
 7/31/2005                20702.99             17413.79
 8/31/2005                21391.35             17894.54
 9/30/2005                21989.93             18711.19
10/31/2005                21650.62             18106.58
11/30/2005                22042.13             18586.08
12/31/2005                23115.59             19447.84
 1/31/2006                24702.75             20677.91
 2/28/2006                24933.37             20608.46
 3/31/2006                25991.48             21262.04
 4/30/2006                27307.33             22278.73
 5/31/2006                26194.96             21432.31
 6/30/2006                26030.69             21404.72
 7/31/2006                26430.11             21605.27
 8/31/2006                27339.11             22219.31
 9/30/2006                27716.07             22201.42
10/31/2006                28956.26             23078.81
11/30/2006                29903.82             23766.23
12/31/2006                31082.75             24447.68
 1/31/2007                31667.87             24596.82
 2/28/2007                31639.32             24793.58
 3/31/2007                32652.14             25428.88
 4/30/2007                34309.03             26585.83
 5/31/2007                35480.27             27176.23
 6/30/2007                35214.92             27203.50
 7/31/2007                34242.38             26827.45
 8/31/2007                33850.45             26439.13
 9/30/2007                35624.19             27941.23
10/31/2007                37347.00             29155.85
11/30/2007                35083.98             28015.70
12/31/2007                34317.87             27489.06
 1/31/2008                31543.49             25010.61
 2/29/2008                31136.38             25463.86
 3/31/2008                31514.21             25100.36
 4/30/2008                32918.54             26495.58
 5/31/2008                32933.64             26897.65
 6/30/2008                29678.45             24806.01
 7/31/2008                28842.87             23923.26
 8/31/2008                27635.93             22998.08
 9/30/2008                24395.89             19677.65
10/31/2008                18289.13             15584.31
11/30/2008                17151.90             14739.18
12/31/2008                18458.70             15516.16
 1/31/2009                15915.92             14068.39
 2/28/2009                13953.90             12644.22
 3/31/2009                15474.40             13477.42
 4/30/2009                18323.71             15215.45
 5/31/2009                21047.08             17139.69
 6/30/2009                20740.18             16962.20
 7/31/2009                23186.79             18554.92
 8/31/2009                24514.03             19444.17
 9/30/2009                25784.94             20246.40
10/31/2009                24756.76             19921.38
11/30/2009                25479.70             20414.29
12/31/2009                25774.35             20739.71
 1/31/2010                24287.68             19767.55
 2/28/2010                24368.47             19747.74
 3/31/2010                26305.20             21018.97
 4/30/2010                25852.22             20705.57
 5/31/2010                22826.96             18420.72
 6/30/2010                22422.64             18154.24
 7/31/2010                25231.63             19832.15
 8/31/2010                23999.62             19239.37
 9/30/2010                26568.70             21084.95
10/31/2010                27492.83             21836.08
11/30/2010                26106.63             20911.33
12/31/2010                28548.01             22595.15
 1/31/2011                29776.96             23081.89
 2/28/2011                30756.79             23937.76
 3/31/2011                29920.24             23458.22
 4/30/2011                31502.89             24735.80
 5/31/2011                30370.05             24002.52
 6/30/2011                29946.78             23660.67
 7/31/2011                28997.70             23270.37
 8/31/2011                25879.30             21303.02
 9/30/2011                23058.89             19163.71
10/31/2011                25277.73             21027.44
11/30/2011                24441.39             20055.71
12/31/2011                23784.69             19836.87
 1/31/2012                25391.06             20907.86
 2/29/2012                26703.79             22057.35
 3/31/2012                26501.81             21894.09
 4/30/2012                25549.76             21522.49
 5/31/2012                22382.00             19068.83
 6/30/2012                23978.03             20318.28
 7/31/2012                23872.09             20571.27
 8/31/2012                24860.87             21158.20
 9/30/2012                25751.14             21800.59
10/31/2012                26070.59             21953.37

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              3.14%     -6.94%      10.06%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

[CHART]

                       U.S. LARGE CAP       RUSSELL 1000(R)
                    VALUE PORTFOLIO III      VALUE INDEX
10/31/2002                10000.00             10000.00
11/30/2002                10710.66             10630.00
12/31/2002                10229.35             10168.66
 1/31/2003                 9982.12              9922.58
 2/28/2003                 9693.68              9657.64
 3/31/2003                 9652.47              9674.06
 4/30/2003                10548.70             10525.38
 5/31/2003                11249.20             11205.32
 6/30/2003                11372.82             11345.39
 7/31/2003                11661.26             11514.43
 8/31/2003                12073.32             11694.06
 9/30/2003                11805.48             11579.45
10/31/2003                12598.69             12288.12
11/30/2003                12876.83             12455.24
12/31/2003                13764.74             13222.48
 1/31/2004                14004.58             13455.19
 2/29/2004                14359.12             13743.14
 3/31/2004                14306.98             13622.20
 4/30/2004                14067.14             13289.81
 5/31/2004                14140.14             13425.37
 6/30/2004                14567.21             13742.21
 7/31/2004                14095.61             13548.44
 8/31/2004                14095.61             13740.83
 9/30/2004                14527.13             13953.81
10/31/2004                14705.83             14185.45
11/30/2004                15672.90             14903.23
12/31/2004                16295.68             15402.49
 1/31/2005                15883.80             15128.33
 2/28/2005                16369.61             15629.07
 3/31/2005                16331.45             15414.95
 4/30/2005                15770.85             15139.03
 5/31/2005                16447.80             15503.60
 6/30/2005                16786.99             15673.13
 7/31/2005                17624.75             16126.58
 8/31/2005                17476.28             16056.50
 9/30/2005                17741.75             16281.94
10/31/2005                17273.74             15868.42
11/30/2005                17965.11             16387.32
12/31/2005                17984.98             16485.21
 1/31/2006                18844.99             17125.35
 2/28/2006                18780.49             17229.93
 3/31/2006                19116.85             17463.32
 4/30/2006                19644.59             17907.17
 5/31/2006                19289.17             17454.82
 6/30/2006                19457.85             17566.36
 7/31/2006                19176.64             17993.47
 8/31/2006                19490.30             18294.60
 9/30/2006                20034.17             18659.11
10/31/2006                20826.42             19269.99
11/30/2006                21217.12             19709.86
12/31/2006                21642.44             20152.33
 1/31/2007                22279.64             20410.06
 2/28/2007                21944.27             20091.87
 3/31/2007                22090.24             20402.50
 4/30/2007                23031.20             21156.43
 5/31/2007                23983.37             21919.52
 6/30/2007                23597.78             21407.35
 7/31/2007                22136.96             20417.39
 8/31/2007                21709.95             20646.18
 9/30/2007                22270.93             21355.33
10/31/2007                22394.98             21357.69
11/30/2007                21143.29             20313.85
12/31/2007                21078.98             20117.41
 1/31/2008                20270.99             19311.65
 2/29/2008                19653.12             18502.54
 3/31/2008                19460.19             18363.77
 4/30/2008                20687.63             19258.92
 5/31/2008                21188.13             19228.35
 6/30/2008                18863.45             17387.79
 7/31/2008                18659.97             17325.02
 8/31/2008                19019.05             17619.55
 9/30/2008                17312.88             16325.01
10/31/2008                13414.77             13498.95
11/30/2008                12103.37             12530.96
12/31/2008                12490.45             12704.89
 1/31/2009                11005.23             11243.96
 2/28/2009                 9471.32              9741.65
 3/31/2009                10400.49             10574.59
 4/30/2009                12080.38             11708.10
 5/31/2009                13019.14             12432.08
 6/30/2009                12850.43             12340.27
 7/31/2009                14074.87             13350.34
 8/31/2009                15027.21             14048.64
 9/30/2009                15677.59             14591.41
10/31/2009                15007.82             14144.85
11/30/2009                15851.23             14942.09
12/31/2009                16291.34             15206.52
 1/31/2010                15904.64             14778.85
 2/28/2010                16603.20             15245.35
 3/31/2010                17897.12             16237.82
 4/30/2010                18459.92             16657.99
 5/31/2010                16884.07             15288.77
 6/30/2010                15606.06             14428.10
 7/31/2010                16823.91             15404.86
 8/31/2010                15806.95             14745.69
 9/30/2010                17357.48             15889.71
10/31/2010                18002.69             16366.49
11/30/2010                17863.53             16279.88
12/31/2010                19610.60             17564.44
 1/31/2011                20234.17             17961.76
 2/28/2011                21328.60             18624.28
 3/31/2011                21429.69             18698.25
 4/30/2011                21965.76             19196.15
 5/31/2011                21659.43             18993.34
 6/30/2011                21269.60             18603.91
 7/31/2011                20295.81             17986.83
 8/31/2011                18578.87             16864.35
 9/30/2011                16700.79             15589.85
10/31/2011                19018.56             17374.77
11/30/2011                18864.04             17284.71
12/31/2011                19010.27             17633.02
 1/31/2012                19957.54             18300.08
 2/29/2012                21112.43             19029.58
 3/31/2012                21497.88             19593.70
 4/30/2012                21055.16             19393.90
 5/31/2012                19557.73             18256.62
 6/30/2012                20616.50             19163.05
 7/31/2012                20812.84             19361.38
 8/31/2012                21637.50             19781.75
 9/30/2012                22437.10             20409.67
10/31/2012                22502.86             20309.48

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              18.32%     0.09%      8.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

[CHART]

                        TAX-MANAGED
                       U.S. MARKETWIDE       RUSSELL 3000(R)
                     VALUE PORTFOLIO II       VALUE INDEX
10/31/2002                 10000.00             10000.00
11/30/2002                 10696.58             10641.00
12/31/2002                 10074.25             10179.18
 1/31/2003                  9860.66              9929.79
 2/28/2003                  9599.61              9660.69
 3/31/2003                  9599.61              9682.91
 4/30/2003                 10501.42             10539.85
 5/31/2003                 11391.37             11248.13
 6/30/2003                 11486.30             11392.10
 7/31/2003                 11854.15             11590.33
 8/31/2003                 12328.79             11789.68
 9/30/2003                 11937.21             11672.96
10/31/2003                 12791.56             12404.86
11/30/2003                 13147.54             12597.13
12/31/2003                 13814.24             13347.92
 1/31/2004                 14112.21             13600.20
 2/29/2004                 14422.11             13889.88
 3/31/2004                 14410.19             13792.65
 4/30/2004                 14147.97             13425.77
 5/31/2004                 14255.24             13564.05
 6/30/2004                 14709.92             13912.65
 7/31/2004                 14195.67             13678.92
 8/31/2004                 14111.96             13869.05
 9/30/2004                 14631.84             14111.76
10/31/2004                 14823.74             14344.61
11/30/2004                 15831.17             15116.35
12/31/2004                 16334.86             15609.14
 1/31/2005                 15985.52             15303.20
 2/28/2005                 16599.88             15792.90
 3/31/2005                 16430.07             15567.06
 4/30/2005                 15826.91             15244.83
 5/31/2005                 16526.58             15657.59
 6/30/2005                 16930.49             15873.10
 7/31/2005                 17850.24             16371.25
 8/31/2005                 17826.03             16272.65
 9/30/2005                 18153.35             16478.43
10/31/2005                 17716.22             16060.33
11/30/2005                 18420.49             16596.74
12/31/2005                 18506.71             16675.98
 1/31/2006                 19545.04             17387.49
 2/28/2006                 19483.96             17483.94
 3/31/2006                 19947.21             17775.56
 4/30/2006                 20449.26             18189.66
 5/31/2006                 19873.74             17703.50
 6/30/2006                 20007.52             17826.08
 7/31/2006                 19872.08             18195.74
 8/31/2006                 19982.90             18521.88
 9/30/2006                 20366.83             18873.99
10/31/2006                 21156.34             19522.82
11/30/2006                 21674.45             19978.66
12/31/2006                 22092.78             20401.89
 1/31/2007                 22675.80             20666.86
 2/28/2007                 22378.09             20350.90
 3/31/2007                 22633.23             20659.25
 4/30/2007                 23441.56             21372.82
 5/31/2007                 24548.35             22144.91
 6/30/2007                 24014.16             21627.80
 7/31/2007                 22703.62             20556.19
 8/31/2007                 22591.29             20801.32
 9/30/2007                 23161.03             21465.35
10/31/2007                 23186.10             21486.05
11/30/2007                 21820.00             20391.18
12/31/2007                 21723.67             20195.74
 1/31/2008                 20865.81             19385.28
 2/29/2008                 20113.53             18576.36
 3/31/2008                 19742.14             18468.62
 4/30/2008                 20867.61             19343.87
 5/31/2008                 21317.80             19366.86
 6/30/2008                 18970.70             17513.91
 7/31/2008                 18824.36             17524.34
 8/31/2008                 19210.16             17866.06
 9/30/2008                 17580.09             16592.84
10/31/2008                 13646.65             13682.21
11/30/2008                 12295.36             12651.81
12/31/2008                 12717.43             12874.53
 1/31/2009                 11061.59             11364.97
 2/28/2009                  9568.61              9841.70
 3/31/2009                 10582.56             10685.78
 4/30/2009                 12409.96             11875.20
 5/31/2009                 13337.30             12569.73
 6/30/2009                 13150.05             12481.87
 7/31/2009                 14493.85             13535.90
 8/31/2009                 15453.71             14238.60
 9/30/2009                 16142.17             14801.69
10/31/2009                 15371.53             14305.91
11/30/2009                 16087.12             15084.79
12/31/2009                 16683.94             15418.73
 1/31/2010                 16213.58             14983.62
 2/28/2010                 16960.62             15474.57
 3/31/2010                 18296.72             16505.05
 4/30/2010                 19003.64             16993.36
 5/31/2010                 17381.89             15593.16
 6/30/2010                 16045.34             14674.61
 7/31/2010                 17338.42             15672.32
 8/31/2010                 16198.29             14961.74
 9/30/2010                 17819.32             16156.53
10/31/2010                 18517.02             16652.43
11/30/2010                 18558.89             16604.89
12/31/2010                 20305.20             17920.73
 1/31/2011                 20810.38             18293.68
 2/28/2011                 21989.12             18988.96
 3/31/2011                 22134.13             19079.79
 4/30/2011                 22654.44             19571.33
 5/31/2011                 22288.82             19352.66
 6/30/2011                 21903.96             18949.20
 7/31/2011                 20972.48             18320.86
 8/31/2011                 19236.53             17138.62
 9/30/2011                 17280.49             15797.46
10/31/2011                 19676.23             17642.15
11/30/2011                 19520.30             17555.15
12/31/2011                 19719.03             17902.65
 1/31/2012                 20747.11             18620.16
 2/29/2012                 21846.57             19325.04
 3/31/2012                 22311.98             19900.01
 4/30/2012                 21896.68             19690.35
 5/31/2012                 20364.34             18531.89
 6/30/2012                 21435.29             19449.60
 7/31/2012                 21622.43             19620.56
 8/31/2012                 22428.60             20059.99
 9/30/2012                 23244.35             20702.66
10/31/2012                 23316.63             20589.03

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              18.50%     0.11%      8.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2012

      The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential
Greece exit from the euro. In response to the crisis,European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                         U.S. DOLLAR
                                           RETURN
                                         -----------
MSCI World ex USA Index ..............      4.40%
MSCI World ex USA Small Cap Index ....      4.86%
MSCI World ex USA Value Index ........      4.74%
MSCI World ex USA Growth Index .......      3.99%

----------
      The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                      LOCAL
                                                    CURRENCY  U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  RETURN     RETURN
--------------------------------------------------- --------  -----------
United Kingdom ....................................   8.61%       8.41%
Japan .............................................  -0.86%      -3.28%
Canada ............................................   3.34%       2.69%
France ............................................  10.04%       2.23%
Australia .........................................  10.20%       7.71%
Switzerland .......................................  17.41%       9.79%
Germany ...........................................  18.18%       9.79%
Spain .............................................  -6.40%     -13.04%
Sweden ............................................   9.26%       6.47%
Hong Kong .........................................  16.12%      16.34%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

MASTER-FEEDER STRUCTURE

      The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO III

      The DFA International Value Portfolio III seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

      For the 12 months ending October 31, 2012, total returns were 3.14% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

      The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

      Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

      Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

      The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

                TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell  3000(R)Index ...........................      14.75%
Russell  Microcap(R) Index (micro cap stocks).....     16.49%
Russell  2000(R)Index (small cap stocks) ........      12.08%
Russell  1000(R)Index (large cap stocks) ........      14.97%
Dow Jones U.S. Select REIT Index ................      14.09%

      The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell  2000(R)Value Index (small cap value stocks) ......      14.47%
Russell  2000(R)Growth Index (small cap growth stocks).....       9.70%
Russell  1000(R)Value Index (large cap value stocks) ......      16.89%
Russell  1000(R)Growth Index (large cap growth stocks).....      13.02%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

      For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

      The portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, the portfolios invest in corresponding funds called "Master Funds." The Master Funds, in turn, purchase stocks and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO III

      The U.S. Large Cap Value Portfolio III seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

      For the 12 months ended October 31, 2012, total returns were 18.32% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Deep value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had more prominent value characteristics than the Index, which contributed to the Portfolio's relative outperformance. The Master Fund's exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

      The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

      For the 12 months ended October 31, 2012, total returns were 18.50% for the Portfolio and 16.70% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Master Fund had more prominent value characteristics than the Index, which was the primary contributor to the Portfolio's relative outperformance. The Master Fund's exclusion of securities of highly regulated utilities helped performance as this sector underperformed the overall Index.

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your fund's costs in two ways.

      ACTUAL FUND RETURN

            This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2012


EXPENSE TABLES

                                           BEGINNING    ENDING               EXPENSES
                                            ACCOUNT    ACCOUNT   ANNUALIZED    PAID
                                             VALUE      VALUE     EXPENSE     DURING
                                           05/01/12   10/31/12     RATIO*     PERIOD*
                                           ---------  ---------  ----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO III
Actual Fund Return .....................   $1,000.00  $1,020.38    0.26%      $1.32
Hypothetical 5% Annual Return ..........   $1,000.00  $1,023.83    0.26%      $1.32
U.S. LARGE CAP VALUE PORTFOLIO III
Actual Fund Return .....................   $1,000.00  $1,068.76    0.13%      $0.68
Hypothetical 5% Annual Return ..........   $1,000.00  $1,024.48    0.13%      $0.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING    ENDING               EXPENSES
                                                     ACCOUNT    ACCOUNT   ANNUALIZED    PAID
                                                      VALUE      VALUE     EXPENSE     DURING
                                                    05/01/12   10/31/12     RATIO*     PERIOD*
                                                    ---------  ---------  ----------  --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Actual Fund Return ..............................   $1,000.00  $1,064.85    0.22%      $1.14
Hypothetical 5% Annual Return....................   $1,000.00  $1,024.03    0.22%      $1.12

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
      (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

      The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
DFA International Value Portfolio III ............            100.0%
U.S. Large Cap Value Portfolio III ...............            100.0%
Tax-Managed U.S. Marketwide Value Portfolio II ...            100.0%

                            SCHEDULES OF INVESTMENTS

                                OCTOBER 31, 2012

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company ...........................   $1,296,927,116
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,227,767,882) ..................................   $1,296,927,116
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                                                      VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company ...........................   $2,076,530,595
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,515,395,147) ..................................   $2,076,530,595
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 2012

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company ...........................   $  960,818,799
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $748,666,158) ....................................   $  960,818,799
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                         TAX-MANAGED
                                                            DFA INTERNATIONAL     U.S. LARGE CAP        U.S. MARKETWIDE
                                                           VALUE PORTFOLIO III   VALUE PORTFOLIO III   VALUE PORTFOLIO II
                                                           -------------------   -------------------   ------------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  1,296,927          $  2,076,531          $    960,819
Receivables:
  Affiliated Investment Company Sold........................           507                 2,221                    --
  Fund Shares Sold..........................................         1,829                 2,696                 1,268
Prepaid Expenses and Other Assets...........................            21                    21                    20
                                                              ------------          ------------          ------------
     Total Assets...........................................     1,299,284             2,081,469               962,107
                                                              ------------          ------------          ------------
LIABILITIES:
Payables:
  Affiliated Investment Company Purchased...................            --                    --                   328
  Fund Shares Redeemed......................................         2,336                 4,917                   940
  Due to Advisor............................................            11                    18                    --
Accrued Expenses and Other Liabilities......................            75                    87                    38
                                                              ------------          ------------          ------------
    Total Liabilities.......................................         2,422                 5,022                 1,306
                                                              ------------          ------------          ------------
NET ASSETS..................................................  $  1,296,862          $  2,076,447          $    960,801
                                                              ============          ============          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    88,261,757           121,392,996            59,572,497
                                                              ============          ============          ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................  $      14.69          $      17.11          $      16.13
                                                              ============          ============          ============
Investment in Affiliated Investment Company at Cost.........  $  1,227,768          $  1,515,395          $    748,666
                                                              ------------          ------------          ------------
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,194,367          $  1,655,410          $    759,207
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income).......................         5,047                 6,876                 2,212
Accumulated Net Realized Gain (Loss)........................        28,277              (146,975)              (12,771)
Net Unrealized Foreign Exchange Gain (Loss).................            12                    --                    --
Net Unrealized Appreciation (Depreciation)..................        69,159               561,136               212,153
                                                              ------------          ------------          ------------
NET ASSETS..................................................  $  1,296,862          $  2,076,447          $    960,801
                                                              ============          ============          ============
(1) NUMBER OF SHARES AUTHORIZED ............................   500,000,000           700,000,000           500,000,000
                                                              ============          ============          ============

                See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                            DFA INTERNATIONAL       U.S. LARGE CAP      U.S. MARKETWIDE
                                                           VALUE PORTFOLIO III   VALUE PORTFOLIO III   VALUE PORTFOLIO II
                                                           -------------------   -------------------   ------------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $3,576, $0
    and $0, respectively) ...............................       $ 45,031              $ 42,691              $ 18,999
  Interest ..............................................             --                     4                     4
  Income from Securities Lending ........................          2,325                 1,552                   595
  Expenses Allocated from Affiliated Investment Company .         (2,820)               (2,277)               (1,923)
                                                                --------              --------              --------
        Total Investment Income .........................         44,536                41,970                17,675
                                                                --------              --------              --------
EXPENSES
  Administrative Services Fees ..........................            119                   195                    --
  Accounting & Transfer Agent Fees ......................             25                    33                    22
  Filing Fees ...........................................             66                    39                    39
  Shareholders' Reports .................................             46                    55                    22
  Directors'/Trustees' Fees & Expenses ..................             10                    16                     8
  Audit Fees ............................................              5                     6                     5
  Legal Fees ............................................             20                    33                    14
  Other .................................................             13                    18                    10
                                                                --------              --------              --------
        Total Expenses ..................................            304                   395                   120
                                                                --------              --------              --------
  NET INVESTMENT INCOME (LOSS) ..........................         44,232                41,575                17,555
                                                                --------              --------              --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold ..........................         29,744                81,667                18,722
    Foreign Currency Transactions. ......................           (209)                   --                    --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency ..........        (27,237)              207,690               114,719
    Translation of Foreign Currency Denominated Amounts .            (43)                   --                    --
                                                                --------              --------              --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ...............          2,255               289,357               133,441
                                                                --------              --------              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS  ...........................................       $ 46,487              $330,932              $150,996
                                                                ========              ========              ========

----------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                         TAX-MANGED
                                              DFA INTERNATIONAL            U.S. LARGE CAP             U.S. MARKETWIDE
                                             VALUE PORTFOLIO III         VALUE PORTFOLIO III         VALUE PORTFOLIO II
                                           ------------------------    ------------------------    ----------------------
                                              YEAR          YEAR          YEAR         YEAR          YEAR         YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED        ENDED
                                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                              2012          2011          2012          2011          2012        2011
                                           ----------    ----------    ----------    ----------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss) ..........  $   44,232    $   41,672    $   41,575    $   32,964    $  17,555    $  13,672
  Net Realized Gain (Loss) on:
    Investment Securities Sold ..........      29,744        32,630        81,667        76,719       18,722       28,752
    Futures .............................          --            --            --        (2,459)          --           --
    Foreign Currency Transactions .......        (209)           87            --            --           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency ..........................     (27,237)     (169,478)      207,690        (6,368)     114,719        7,200
    Translation of Foreign Currency
      Denominated Amounts ...............         (43)          (92)           --            --           --           --
                                           ----------    ----------    ----------    ----------    ---------    ---------
      Net Increase (Decrease) in Net
      Assets Resulting from
      Operations ........................      46,487       (95,181)      330,932       100,856      150,996       49,624
                                           ----------    ----------    ----------    ----------    ---------    ---------
Distributions From:
  Net Investment Income .................     (39,964)      (40,365)      (40,221)      (32,227)     (16,854)     (13,126)
  Net Long-Term Gains ...................      (3,912)           --            --            --           --           --
                                           ----------    ----------    ----------    ----------    ---------    ---------
    Total Distributions .................     (43,876)      (40,365)      (40,221)      (32,227)     (16,854)     (13,126)
                                           ----------    ----------    ----------    ----------    ---------    ---------
Capital Share Transactions (1):
  Shares Issued .........................     358,163       272,062       270,600       351,449      105,021      143,653
  Shares Issued in Lieu of Cash
    Distributions .......................      37,348        35,235        34,942        28,670       16,826       13,105
  Shares Redeemed .......................    (240,070)     (193,428)     (343,034)     (339,824)    (133,075)    (128,803)
                                           ----------    ----------    ----------    ----------    ---------    ---------
      Net Increase (Decrease) from
        Capital Share Transactions ......     155,441       113,869       (37,492)       40,295      (11,228)      27,955
                                           ----------    ----------    ----------    ----------    ---------    ---------
      Total Increase (Decrease) in Net
        Assets ..........................     158,052       (21,677)      253,219       108,924      122,914       64,453
NET ASSETS
  Beginning of Period ...................   1,138,810     1,160,487     1,823,228     1,714,304      837,887      773,434
                                           ----------    ----------    ----------    ----------    ---------    ---------
  End of Period .........................  $1,296,862    $1,138,810    $2,076,447    $1,823,228    $ 960,801    $ 837,887
                                           ==========    ==========    ==========    ==========    =========    =========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued .........................      25,692        17,001        17,278        22,958        7,110       10,107
  Shares Issued in Lieu of Cash
    Distributions .......................       2,780         2,121         2,276         1,893        1,164          925
  Shares Redeemed .......................     (17,118)      (11,852)      (21,608)      (21,905)      (9,055)      (8,972)
                                           ----------    ----------    ----------    ----------    ---------    ---------
      Net Increase (Decrease) from
        Shares Issued and Redeemed ......      11,354         7,270        (2,054)        2,946         (781)       2,060
                                           ==========    ==========    ==========    ==========    =========    =========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME) ....................  $    5,047    $    2,562    $    6,876    $    5,522    $   2,212    $   2,414

                 See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERNATIONAL VALUE PORTFOLIO III
                                                --------------------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR        YEAR          PERIOD          YEAR
                                                  ENDED         ENDED         ENDED        ENDED      DEC. 1, 2007      ENDED
                                                 OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,        TO           NOV. 30,
                                                   2012          2011          2010         2009      OCT. 31, 2008      2007
                                                ----------    ----------    ----------   ----------   -------------   ----------
Net Asset Value, Beginning of Period .........  $    14.81    $    16.66    $    15.41   $    11.74   $   24.03       $    21.46
                                                ----------    ----------    ----------   ----------   ---------       ----------
Income from Investment Operations
  Net Investment Income (Loss) (A) ...........        0.53          0.58          0.39         0.40        0.72             0.71
  Net Gains (Losses) on Securities
    (Realized and Unrealized) ................       (0.12)        (1.87)         1.25         3.66      (11.64)            2.92
                                                ----------    ----------    ----------   ----------   ---------       ----------
    Total from Investment Operations .........        0.41         (1.29)         1.64         4.06      (10.92)            3.63
                                                ----------    ----------    ----------   ----------   ---------       ----------
Less Distributions
  Net Investment Income ......................       (0.48)        (0.56)        (0.39)       (0.39)      (0.80)           (0.63)
  Net Realized Gains .........................       (0.05)           --            --           --       (0.57)           (0.43)
                                                ----------    ----------    ----------   ----------   ---------       ----------
    Total Distributions ......................       (0.53)        (0.56)        (0.39)       (0.39)      (1.37)           (1.06)
                                                ----------    ----------    ----------   ----------   ---------       ----------
Net Asset Value, End of Period ...............  $    14.69    $    14.81    $    16.66   $    15.41   $   11.74       $    24.03
                                                ==========    ==========    ==========   ==========   =========       ==========
Total Return .................................        3.14%        (8.06)%       11.05%       35.37%     (47.87)%(C)       17.32%
                                                ----------    ----------    ----------   ----------   ---------       ----------
Net Assets, End of Period (thousands) ........  $1,296,862    $1,138,810    $1,160,487   $1,008,172   $ 726,061       $1,190,286
Ratio of Expenses to Average Net Assets (D)...        0.26%         0.26%         0.26%        0.28%       0.26%(B)         0.25%
Ratio of Net Investment Income to Average
  Net Assets .................................        3.71%         3.45%         2.53%        3.19%       4.03%(B)         3.02%

                                                                            U.S. LARGE CAP VALUE PORTFOLIO III
                                                --------------------------------------------------------------------------------
                                                  YEAR           YEAR          YEAR         YEAR         PERIOD          YEAR
                                                  ENDED         ENDED         ENDED        ENDED      DEC. 1, 2007      ENDED
                                                 OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,        TO           NOV. 30,
                                                   2012         2011           2010         2009      OCT. 31, 2008      2007
                                                ----------    ----------    ----------   ----------   -------------   ----------
Net Asset Value, Beginning of Period .........  $    14.77    $    14.23    $    12.10   $    11.15   $    18.75      $    19.55
                                                ----------    ----------    ----------   ----------   ----------      ----------
Income from Investment Operations
  Net Investment Income (Loss) (A) ...........        0.34          0.27          0.27         0.25         0.29            0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized) ................        2.33          0.54          2.12         0.97        (6.76)          (0.33)
                                                ----------    ----------    ----------   ----------   ----------      ----------
    Total from Investment Operations .........        2.67          0.81          2.39         1.22        (6.47)          (0.05)
                                                ----------    ----------    ----------   ----------   ----------      ----------
Less Distributions
  Net Investment Income ......................       (0.33)        (0.27)        (0.26)       (0.27)       (0.29)          (0.27)
  Net Realized Gains .........................          --           ---           ---           --        (0.84)          (0.48)
                                                ----------    ----------    ----------   ----------   ----------      ----------
    Total Distributions ......................       (0.33)        (0.27)        (0.26)       (0.27)       (1.13)          (0.75)
                                                ----------    ----------    ----------   ----------   ----------      ----------
Net Asset Value, End of Period ...............  $    17.11    $    14.77    $    14.23   $    12.10   $    11.15      $    18.75
                                                ==========    ==========    ==========   ==========   ==========      ==========
Total Return .................................       18.32%         5.64%        19.96%       11.88%      (36.55)%(C)      (0.35)%
                                                ----------    ----------    ----------   ----------   ----------      ----------
Net Assets, End of Period (thousands) ........  $2,076,447    $1,823,228    $1,714,304   $1,457,701   $1,227,331      $1,731,226
Ratio of Expenses to Average Net Assets (D) ..        0.14%         0.14%         0.14%        0.16%    0.14%(B)            0.14%
Ratio of Net Investment Income to Average
  Net Assets .................................        2.13%         1.77%         2.00%        2.37%    1.98%(B)            1.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                                --------------------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR         YEAR        PERIOD          YEAR
                                                  ENDED         ENDED         ENDED        ENDED      DEC. 1, 2007      ENDED
                                                 OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,          TO         NOV. 30,
                                                   2012          2011          2010         2009      OCT. 31, 2008      2007
                                                ----------    ----------    ----------   ----------   -------------   ----------
Net Asset Value, Beginning of Period .........  $    13.88    $    13.27    $    11.17   $    10.20   $   17.41       $    17.57
                                                ----------    ----------    ----------   ----------   ---------       ----------
Income from Investment Operations
  Net Investment Income (Loss) (A) ...........        0.29          0.23          0.17         0.21        0.28             0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized) ................        2.24          0.60          2.10         1.02       (6.42)           (0.16)
                                                ----------    ----------    ----------   ----------   ---------       ----------
    Total from Investment Operations .........        2.53          0.83          2.27         1.23       (6.14)            0.13
                                                ----------    ----------    ----------   ----------   ---------       ----------
Less Distributions
  Net Investment Income ......................       (0.28)        (0.22)        (0.17)       (0.26)      (0.31)           (0.29)
  Net Realized Gains .........................          --            --            --           --       (0.76)              --
                                                ----------    ----------    ----------   ----------   ---------       ----------
    Total Distributions ......................       (0.28)        (0.22)        (0.17)       (0.26)      (1.07)           (0.29)
                                                ----------    ----------    ----------   ----------   ---------       ----------
Net Asset Value, End of Period ...............  $    16.13    $    13.88    $    13.27   $    11.17   $   10.20       $    17.41
                                                ==========    ==========    ==========   ==========   =========       ==========
Total Return .................................       18.50%         6.26%        20.47%       12.64%     (37.46)%(C)        0.67%
                                                ----------    ----------    ----------   ----------   ---------       ----------
Net Assets, End of Period (thousands) ........  $  960,801    $  837,887    $  773,434   $  671,403   $ 613,690       $1,110,266
Ratio of Expenses to Average Net Assets (D) ..        0.23%         0.23%         0.23%        0.26%       0.23%(B)         0.23%
Ratio of Net Investment Income to Average
  Net Assets .................................        1.97%         1.60%         1.38%        2.16%       2.07%(B)         1.59%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

      DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 18%, 20% and 29% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

      On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (s)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

      Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (s)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

      At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

      . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

      . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

      The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

      A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

      2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

      3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

      The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

      Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

      At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III ...........   $33
U.S. Large Cap Value Portfolio III ..............    51
Tax-Managed U.S. Marketwide Value Portfolio II...    22

E. FEDERAL INCOME TAXES:

      Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/(losses), gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions as part of the dividends paid deduction for income purposes and non-deductible expenses, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE         INCREASE
                                                                      (DECREASE)       (DECREASE)
                                                      INCREASE      UNDISTRIBUTED      ACCUMULATED
                                                     (DECREASE)     NET INVESTMENT    NET REALIZED
                                                  PAID-IN CAPITAL       INCOME       GAINS (LOSSES)
                                                  ---------------   --------------   --------------
DFA International Value Portfolio III ..........       $2,933          $(1,783)         $(1,150)
U.S. Large Cap Value Portfolio III .............           --               --               --
Tax-Managed U.S. Marketwide Value Portfolio II..          919             (903)             (16)

      The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                               INCOME
                                           AND SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS   CAPITAL GAINS    TOTAL
                                           --------------   -------------   -------
DFA International Value Portfolio III
2011 ...................................    $      43,008   $      256      $43,264
2012 ...................................           41,721        5,087       46,808
U.S. Large Cap Value Portfolio III
2011 ...................................           32,227           --       32,227
2012 ...................................           40,221           --       40,221

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM    LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                                    --------------  -------------   ------
Tax-Managed U.S. Marketwide Value Portfolio II
2011 ............................................       $13,126          --         $13,126
2012 ............................................        17,774          --          17,774

      At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    NET INVESTMENT
                                                        INCOME
                                                    AND SHORT-TERM    LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                                    --------------  -------------   -------
DFA International Value Portfolio III. ..........       $1,757         $1,175       $ 2,932
Tax-Managed U.S. Marketwide Value Portfolio II ..          920             --           920

      At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                    UNDISTRIBUTED
                                                         NET                                         TOTAL NET
                                                     INVESTMENT                                    DISTRIBUTABLE
                                                     INCOME AND     UNDISTRIBUTED     CAPITAL        EARNINGS
                                                     SHORT-TERM       LONG-TERM         LOSS        ACCUMULATED
                                                    CAPITAL GAINS   CAPITAL GAINS   CARRYFORWARD     (LOSSES)
                                                    --------------  -------------   ------------   -------------
DFA International Value Portfolio III. ..........       $5,760         $28,483              --       $ 34,243
U.S. Large Cap Value Portfolio III ..............        6,953              --       $(146,937)      (139,984)
Tax-Managed U.S. Marketwide Value Portfolio II ..        2,325              --         (12,679)       (10,354)

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                         EXPIRES ON OCTOBER 31,
                                                                  2017            UNLIMITED   TOTAL
                                                         ----------------------   ---------  --------
U.S. Large Cap Value Portfolio III ..................            $146,937             --     $146,937
Tax-Managed U.S. Marketwide Value Portfolio II ......              12,679             --       12,679

      During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

U.S. Large Cap Value Portfolio III ................    $81,647
Tax-Managed U.S. Marketwide Value Portfolio II ....     18,693

      At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                    NET
                                                                                                UNREALIZED
                                                     FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION
                                                     TAX COST   APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
                                                    ----------  ------------  --------------  --------------
DFA International Value Portfolio III. ..........   $1,228,634    $193,950      $(125,657)       $ 68,293
U.S. Large Cap Value Portfolio III ..............    1,515,434     625,755        (64,658)        561,097
Tax-Managed U.S. Marketwide Value Portfolio II ..      748,840     263,025        (51,046)        211,979

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

      Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

      Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (s)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (s)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (s)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (s)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

      On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (s)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to IRC
(s)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC ss.331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (s)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

F. LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

      Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

      In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. OTHER:

      At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           APPROXIMATE
                                                           PERCENTAGE
                                            NUMBER OF     OF OUTSTANDING
                                           SHAREHOLDERS       SHARES
                                           ------------   --------------
DFA International Value Portfolio III ...       4               93%
U.S. Large Cap Value Portfolio III ......       3               82%

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS      SHARES
                                                   ------------  --------------
Tax-Managed U.S. Marketwide Value Portfolio II ..       3              99%

      The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

      On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

      Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

      The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

      Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III, and Tax-Managed U.S. Marketwide Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2002-OCTOBER 31, 2012

[CHART]

                     DFA INTERNATIONAL       MSCI WORLD EX
                       VALUE SERIES       USA INDEX (NET DIV.)
10/31/2002                10000.00            10000.00
11/30/2002                10597.62            10460.38
12/31/2002                10328.45            10122.32
 1/31/2003                 9987.20             9736.63
 2/28/2003                 9782.45             9544.70
 3/31/2003                 9550.78             9360.75
 4/30/2003                10599.31            10259.09
 5/31/2003                11397.11            10895.37
 6/30/2003                11764.76            11160.05
 7/31/2003                12296.37            11416.09
 8/31/2003                12619.96            11710.46
 9/30/2003                13102.93            12061.79
10/31/2003                14135.85            12817.10
11/30/2003                14438.44            13107.63
12/31/2003                15521.93            14112.73
 1/31/2004                15919.33            14309.23
 2/29/2004                16398.54            14638.33
 3/31/2004                16654.54            14711.61
 4/30/2004                16151.62            14326.52
 5/31/2004                16315.36            14393.49
 6/30/2004                16989.36            14725.88
 7/31/2004                16362.75            14276.81
 8/31/2004                16575.56            14336.17
 9/30/2004                17105.79            14754.05
10/31/2004                17760.04            15284.28
11/30/2004                19080.45            16300.76
12/31/2004                20030.65            16989.41
 1/31/2005                19831.34            16654.94
 2/28/2005                20616.13            17395.85
 3/31/2005                20107.19            17000.98
 4/30/2005                19496.37            16567.48
 5/31/2005                19521.30            16597.70
 6/30/2005                19834.17            16869.00
 7/31/2005                20719.06            17413.79
 8/31/2005                21401.69            17894.54
 9/30/2005                22003.41            18711.19
10/31/2005                21672.92            18106.58
11/30/2005                22058.75            18586.08
12/31/2005                23139.10            19447.84
 1/31/2006                24719.46            20677.91
 2/28/2006                24956.52            20608.46
 3/31/2006                26010.09            21262.04
 4/30/2006                27327.06            22278.73
 5/31/2006                26220.80            21432.31
 6/30/2006                26055.79            21404.72
 7/31/2006                26457.06            21605.27
 8/31/2006                27366.61            22219.31
 9/30/2006                27745.53            22201.42
10/31/2006                28977.76            23078.81
11/30/2006                29940.62            23766.23
12/31/2006                31108.25            24447.68
 1/31/2007                31694.93            24596.82
 2/28/2007                31666.99            24793.58
 3/31/2007                32690.62            25428.88
 4/30/2007                34340.53            26585.83
 5/31/2007                35515.04            27176.23
 6/30/2007                35255.53            27203.50
 7/31/2007                34275.03            26827.45
 8/31/2007                33891.35            26439.13
 9/30/2007                35660.70            27941.23
10/31/2007                37390.13            29155.85
11/30/2007                35125.11            28015.70
12/31/2007                34368.54            27489.06
 1/31/2008                31584.41            25010.61
 2/29/2008                31182.25            25463.86
 3/31/2008                31555.99            25100.36
 4/30/2008                32965.71            26495.58
 5/31/2008                32981.20            26897.65
 6/30/2008                29719.77            24806.01
 7/31/2008                28878.34            23923.26
 8/31/2008                27671.77            22998.08
 9/30/2008                24439.83            19677.65
10/31/2008                18311.14            15584.31
11/30/2008                17187.75            14739.18
12/31/2008                18487.67            15516.16
 1/31/2009                15935.99            14068.39
 2/28/2009                13978.09            12644.22
 3/31/2009                15502.68            13477.42
 4/30/2009                18359.28            15215.45
 5/31/2009                21087.50            17139.69
 6/30/2009                20766.53            16962.20
 7/31/2009                23237.97            18554.92
 8/31/2009                24569.98            19444.17
 9/30/2009                25821.75            20246.40
10/31/2009                24794.66            19921.38
11/30/2009                25532.88            20414.29
12/31/2009                25821.75            20739.71
 1/31/2010                24329.26            19767.55
 2/28/2010                24425.55            19747.74
 3/31/2010                26351.35            21018.97
 4/30/2010                25901.99            20705.57
 5/31/2010                22868.86            18420.72
 6/30/2010                22467.65            18154.24
 7/31/2010                25276.11            19832.15
 8/31/2010                24040.39            19239.37
 9/30/2010                26624.17            21084.95
10/31/2010                27554.97            21836.08
11/30/2010                26174.82            20911.33
12/31/2010                28614.16            22595.15
 1/31/2011                29833.83            23081.89
 2/28/2011                30828.83            23937.76
 3/31/2011                29978.27            23458.22
 4/30/2011                31583.10            24735.80
 5/31/2011                30443.67            24002.52
 6/30/2011                30026.41            23660.67
 7/31/2011                29063.51            23270.37
 8/31/2011                25950.14            21303.02
 9/30/2011                23109.59            19163.71
10/31/2011                25340.30            21027.44
11/30/2011                24505.79            20055.71
12/31/2011                23847.81            19836.87
 1/31/2012                25452.64            20907.86
 2/29/2012                26784.65            22057.35
 3/31/2012                26559.98            21894.09
 4/30/2012                25613.12            21522.49
 5/31/2012                22451.60            19068.83
 6/30/2012                24040.39            20318.28
 7/31/2012                23944.10            20571.27
 8/31/2012                24939.09            21158.20
 9/30/2012                25821.75            21800.59
10/31/2012                26142.72            21953.37

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              3.17%     -6.91%      10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. MSCI data copyright MSCI 2012, all rights reserved.

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                         U.S. LARGE CAP         RUSSELL 1000(R)
                          VALUE SERIES           VALUE INDEX
10/31/2002                  10000.00               10000.00
11/30/2002                  10705.10               10630.00
12/31/2002                  10223.93               10168.66
 1/31/2003                   9984.63                9922.58
 2/28/2003                   9695.82                9657.64
 3/31/2003                   9650.05                9674.06
 4/30/2003                  10543.88               10525.38
 5/31/2003                  11247.36               11205.32
 6/30/2003                  11367.86               11345.39
 7/31/2003                  11658.50               11514.43
 8/31/2003                  12073.68               11694.06
 9/30/2003                  11808.30               11579.45
10/31/2003                  12599.96               12288.12
11/30/2003                  12882.15               12455.24
12/31/2003                  13767.17               13222.48
 1/31/2004                  14001.79               13455.19
 2/29/2004                  14362.10               13743.14
 3/31/2004                  14304.20               13622.20
 4/30/2004                  14069.16               13289.81
 5/31/2004                  14144.71               13425.37
 6/30/2004                  14572.39               13742.21
 7/31/2004                  14100.69               13548.44
 8/31/2004                  14100.69               13740.83
 9/30/2004                  14533.62               13953.81
10/31/2004                  14711.07               14185.45
11/30/2004                  15674.34               14903.23
12/31/2004                  16302.78               15402.49
 1/31/2005                  15894.79               15128.33
 2/28/2005                  16379.28               15629.07
 3/31/2005                  16334.64               15414.95
 4/30/2005                  15781.36               15139.03
 5/31/2005                  16453.81               15503.60
 6/30/2005                  16793.41               15673.13
 7/31/2005                  17630.09               16126.58
 8/31/2005                  17484.95               16056.50
 9/30/2005                  17754.26               16281.94
10/31/2005                  17283.21               15868.42
11/30/2005                  17973.33               16387.32
12/31/2005                  17997.77               16485.21
 1/31/2006                  18855.23               17125.35
 2/28/2006                  18792.71               17229.93
 3/31/2006                  19126.92               17463.32
 4/30/2006                  19663.94               17907.17
 5/31/2006                  19305.93               17454.82
 6/30/2006                  19470.57               17566.36
 7/31/2006                  19191.91               17993.47
 8/31/2006                  19506.53               18294.60
 9/30/2006                  20047.09               18659.11
10/31/2006                  20841.03               19269.99
11/30/2006                  21237.42               19709.86
12/31/2006                  21663.51               20152.33
 1/31/2007                  22295.61               20410.06
 2/28/2007                  21960.41               20091.87
 3/31/2007                  22113.36               20402.50
 4/30/2007                  23053.95               21156.43
 5/31/2007                  24004.13               21919.52
 6/30/2007                  23618.06               21407.35
 7/31/2007                  22154.57               20417.39
 8/31/2007                  21730.92               20646.18
 9/30/2007                  22297.72               21355.33
10/31/2007                  22423.31               21357.69
11/30/2007                  21170.47               20313.85
12/31/2007                  21099.99               20117.41
 1/31/2008                  20293.31               19311.65
 2/29/2008                  19671.30               18502.54
 3/31/2008                  19487.71               18363.77
 4/30/2008                  20716.05               19258.92
 5/31/2008                  21213.24               19228.35
 6/30/2008                  18888.12               17387.79
 7/31/2008                  18682.50               17325.02
 8/31/2008                  19044.79               17619.55
 9/30/2008                  17333.88               16325.01
10/31/2008                  13436.89               13498.95
11/30/2008                  12118.97               12530.96
12/31/2008                  12513.27               12704.89
 1/31/2009                  11027.63               11243.96
 2/28/2009                   9482.17                9741.65
 3/31/2009                  10419.42               10574.59
 4/30/2009                  12104.47               11708.10
 5/31/2009                  13031.75               12432.08
 6/30/2009                  12872.22               12340.27
 7/31/2009                  14098.62               13350.34
 8/31/2009                  15055.81               14048.64
 9/30/2009                  15713.88               14591.41
10/31/2009                  15035.87               14144.85
11/30/2009                  15883.38               14942.09
12/31/2009                  16322.09               15206.52
 1/31/2010                  15943.20               14778.85
 2/28/2010                  16631.18               15245.35
 3/31/2010                  17927.38               16237.82
 4/30/2010                  18495.71               16657.99
 5/31/2010                  16910.36               15288.77
 6/30/2010                  15634.11               14428.10
 7/31/2010                  16860.51               15404.86
 8/31/2010                  15843.50               14745.69
 9/30/2010                  17388.96               15889.71
10/31/2010                  18037.06               16366.49
11/30/2010                  17897.47               16279.88
12/31/2010                  19642.35               17564.44
 1/31/2011                  20270.50               17961.76
 2/28/2011                  21367.28               18624.28
 3/31/2011                  21466.99               18698.25
 4/30/2011                  22015.38               19196.15
 5/31/2011                  21696.32               18993.34
 6/30/2011                  21317.43               18603.91
 7/31/2011                  20340.30               17986.83
 8/31/2011                  18625.33               16864.35
 9/30/2011                  16740.86               15589.85
10/31/2011                  19064.04               17374.77
11/30/2011                  18904.51               17284.71
12/31/2011                  19054.07               17633.02
 1/31/2012                  20001.29               18300.08
 2/29/2012                  21157.90               19029.58
 3/31/2012                  21546.76               19593.70
 4/30/2012                  21108.04               19393.90
 5/31/2012                  19612.43               18256.62
 6/30/2012                  20669.33               19163.05
 7/31/2012                  20868.75               19361.38
 8/31/2012                  21696.32               19781.75
 9/30/2012                  22493.98               20409.67
10/31/2012                  22553.80               20309.48

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              18.31%     0.12%      8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS


THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2002-OCTOBER 31, 2012

                   TAX-MANAGED U.S.
                   MARKETWIDE VALUE    RUSSELL 3000(R)
                    PORTFOLIO II        VALUE INDEX
10/31/2002             10000.00           10000.00
11/30/2002             10696.58           10641.00
12/31/2002             10074.25           10179.18
 1/31/2003              9860.66            9929.79
 2/28/2003              9599.61            9660.69
 3/31/2003              9599.61            9682.91
 4/30/2003             10501.42           10539.85
 5/31/2003             11391.37           11248.13
 6/30/2003             11486.30           11392.10
 7/31/2003             11854.15           11590.33
 8/31/2003             12328.79           11789.68
 9/30/2003             11937.21           11672.96
10/31/2003             12791.56           12404.86
11/30/2003             13147.54           12597.13
12/31/2003             13814.24           13347.92
 1/31/2004             14112.21           13600.20
 2/29/2004             14422.11           13889.88
 3/31/2004             14410.19           13792.65
 4/30/2004             14147.97           13425.77
 5/31/2004             14255.24           13564.05
 6/30/2004             14709.92           13912.65
 7/31/2004             14195.67           13678.92
 8/31/2004             14111.96           13869.05
 9/30/2004             14631.84           14111.76
10/31/2004             14823.74           14344.61
11/30/2004             15831.17           15116.35
12/31/2004             16334.86           15609.14
 1/31/2005             15985.52           15303.20
 2/28/2005             16599.88           15792.90
 3/31/2005             16430.07           15567.06
 4/30/2005             15826.91           15244.83
 5/31/2005             16526.58           15657.59
 6/30/2005             16930.49           15873.10
 7/31/2005             17850.24           16371.25
 8/31/2005             17826.03           16272.65
 9/30/2005             18153.35           16478.43
10/31/2005             17716.22           16060.33
11/30/2005             18420.49           16596.74
12/31/2005             18506.71           16675.98
 1/31/2006             19545.04           17387.49
 2/28/2006             19483.96           17483.94
 3/31/2006             19947.21           17775.56
 4/30/2006             20449.26           18189.66
 5/31/2006             19873.74           17703.50
 6/30/2006             20007.52           17826.08
 7/31/2006             19872.08           18195.74
 8/31/2006             19982.90           18521.88
 9/30/2006             20366.83           18873.99
10/31/2006             21156.34           19522.82
11/30/2006             21674.45           19978.66
12/31/2006             22092.78           20401.89
 1/31/2007             22675.80           20666.86
 2/28/2007             22378.09           20350.90
 3/31/2007             22633.23           20659.25
 4/30/2007             23441.56           21372.82
 5/31/2007             24548.35           22144.91
 6/30/2007             24014.16           21627.80
 7/31/2007             22703.62           20556.19
 8/31/2007             22591.29           20801.32
 9/30/2007             23161.03           21465.35
10/31/2007             23186.10           21486.05
11/30/2007             21820.00           20391.18
12/31/2007             21723.67           20195.74
 1/31/2008             20865.81           19385.28
 2/29/2008             20113.53           18576.36
 3/31/2008             19742.14           18468.62
 4/30/2008             20867.61           19343.87
 5/31/2008             21317.80           19366.86
 6/30/2008             18970.70           17513.91
 7/31/2008             18824.36           17524.34
 8/31/2008             19210.16           17866.06
 9/30/2008             17580.09           16592.84
10/31/2008             13646.65           13682.21
11/30/2008             12295.36           12651.81
12/31/2008             12717.43           12874.53
 1/31/2009             11061.59           11364.97
 2/28/2009              9568.61            9841.70
 3/31/2009             10582.56           10685.78
 4/30/2009             12409.96           11875.20
 5/31/2009             13337.30           12569.73
 6/30/2009             13150.05           12481.87
 7/31/2009             14493.85           13535.90
 8/31/2009             15453.71           14238.60
 9/30/2009             16142.17           14801.69
10/31/2009             15371.53           14305.91
11/30/2009             16087.12           15084.79
12/31/2009             16683.94           15418.73
 1/31/2010             16213.58           14983.62
 2/28/2010             16960.62           15474.57
 3/31/2010             18296.72           16505.05
 4/30/2010             19003.64           16993.36
 5/31/2010             17381.89           15593.16
 6/30/2010             16045.34           14674.61
 7/31/2010             17338.42           15672.32
 8/31/2010             16198.29           14961.74
 9/30/2010             17819.32           16156.53
10/31/2010             18517.02           16652.43
11/30/2010             18558.89           16604.89
12/31/2010             20305.20           17920.73
 1/31/2011             20810.38           18293.68
 2/28/2011             21989.12           18988.96
 3/31/2011             22134.13           19079.79
 4/30/2011             22654.44           19571.33
 5/31/2011             22288.82           19352.66
 6/30/2011             21903.96           18949.20
 7/31/2011             20972.48           18320.86
 8/31/2011             19236.53           17138.62
 9/30/2011             17280.49           15797.46
10/31/2011             19676.23           17642.15
11/30/2011             19520.30           17555.15
12/31/2011             19719.03           17902.65
 1/31/2012             20747.11           18620.16
 2/29/2012             21846.57           19325.04
 3/31/2012             22311.98           19900.01
 4/30/2012             21896.68           19690.35
 5/31/2012             20364.34           18531.89
 6/30/2012             21435.29           19449.60
 7/31/2012             21622.43           19620.56
 8/31/2012             22428.60           20059.99
 9/30/2012             23244.35           20702.66
10/31/2012             23316.63           20589.03

              Average Annual Total Return

               One       Five        Ten
               Year      Years      Years
             -----------------------------
              18.47%     0.13%      8.86%

   Past performance is not predictive of future performance.

   The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

   Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                        THE DFA INVESTMENT TRUST COMPANY

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2012

      The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                        U.S. DOLLAR
                                          RETURN
                                        -----------
MSCI World ex USA Index ..............     4.40%
MSCI World ex USA Small Cap Index ....     4.86%
MSCI World ex USA Value Index ........     4.74%
MSCI World ex USA Growth Index .......     3.99%

------------
      The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                        12 MONTHS ENDED OCTOBER 31, 2012

                                                        LOCAL
                                                      CURRENCY   U.S. DOLLAR
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP    RETURN      RETURN
---------------------------------------------------   --------   -----------
United Kingdom ....................................     8.61%        8.41%
Japan .............................................    -0.86%       -3.28%
Canada ............................................     3.34%        2.69%
France ............................................    10.04%        2.23%
Australia .........................................    10.20%        7.71%
Switzerland .......................................    17.41%        9.79%
Germany. ..........................................    18.18%        9.79%
Spain .............................................    -6.40%      -13.04%
Sweden ............................................     9.26%        6.47%
Hong Kong .........................................    16.12%       16.34%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

      The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

      For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. EQUITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2012

      The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

      Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

      Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

      The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 3000(R) Index ...................................   14.75%
Russell Microcap(R) Index (micro cap stocks) ............   16.49%
Russell 2000(R) Index (small cap stocks) ................   12.08%
Russell 1000(R) Index (large cap stocks) ................   14.97%
Dow Jones US Select REIT Index ..........................   14.09%

      The value premium was positive across both large cap and small cap stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2012

Russell 2000(R) Value Index (small cap value stocks) ....   14.47%
Russell 2000(R) Growth Index (small cap growth stocks) ..    9.70%
Russell 1000(R) Value Index (large cap value stocks) ....   16.89%
Russell 1000(R) Growth Index (large cap growth stocks) ..   13.02%

----------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

      For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of

REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

      The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

      For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and securities of highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

      The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to U.S. value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

      For the 12 months ended October 31, 2012, total returns were 18.47% for the Series and 16.70% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks generally outperformed during the period. The Series' more prominent value characteristics as compared to the Index was the primary contributor to relative outperformance. The Series' exclusion of securities of highly regulated utilities helped performance as this sector underperformed the overall Index.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your fund's costs in two ways.

      ACTUAL FUND RETURN

            This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                     BEGINNING    ENDING                  EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE      EXPENSE      DURING
                                     05/01/12    10/31/12      RATIO*      PERIOD*
                                     ---------   ---------   ----------   --------
THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return. ..............   $1,000.00   $1,020.68      0.24%      $1.22
Hypothetical 5% Annual Return ....   $1,000.00   $1,023.93      0.24%      $1.22
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return. ..............   $1,000.00   $1,068.50      0.12%      $0.62
Hypothetical 5% Annual Return ....   $1,000.00   $1,024.53      0.12%      $0.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING    ENDING                  EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE      EXPENSE      DURING
                                               05/01/12    10/31/12      RATIO*      PERIOD*
                                               ---------   ---------   ----------   --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return. ........................   $1,000.00   $1,064.65      0.21%      $1.09
Hypothetical 5% Annual Return ..............   $1,000.00   $1,024.08      0.21%      $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
      (184), then divided by the number of days in the year (366) to reflect the six-month period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

      The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       THE DFA INTERNATIONAL VALUE SERIES

Consumer Discretionary ..........    10.8%
Consumer Staples ................     5.5%
Energy ..........................    14.5%
Financials ......................    30.7%
Health Care .....................     1.5%
Industrials .....................    10.0%
Information Technology ..........     2.9%
Materials .......................    13.0%
Telecommunication Services ......     7.9%
Utilities .......................     3.2%
                                    -----
                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary ..........    17.4%
Consumer Staples ................     8.3%
Energy ..........................    19.2%
Financials ......................    19.6%
Health Care .....................     9.3%
Industrials .....................    13.7%
Information Technology ..........     3.2%
Materials .......................     2.8%
Telecommunication Services ......     6.3%
Utilities .......................     0.2%
                                    -----
                                    100.0%

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Consumer Discretionary ..........    19.8%
Consumer Staples ................     8.0%
Energy ..........................    16.3%
Financials ......................    16.7%
Health Care .....................     9.5%
Industrials .....................    14.2%
Information Technology ..........     5.1%
Materials .......................     3.4%
Other ...........................      --
Telecommunication Services ......     6.7%
Utilities .......................     0.3%
                                    -----
                                    100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                                  PERCENTAGE
                                                      SHARES       VALUE++     OF NET ASSETS**
                                                    ---------   ------------   ---------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.6%)
  #National Australia Bank, Ltd. ................   1,435,379   $ 38,360,336         0.5%
  #Wesfarmers, Ltd. .............................   2,578,622     92,958,107         1.3%
  Other Securities ..............................                227,956,736         3.2%
                                                                ------------        ----
TOTAL AUSTRALIA .................................                359,275,179         5.0%
                                                                ------------        ----
AUSTRIA -- (0.3%)
  Other Securities ..............................                 20,298,622         0.3%
                                                                ------------        ----
BELGIUM -- (0.9%)
  Other Securities ..............................                 68,961,678         0.9%
                                                                ------------        ----
CANADA -- (11.6%)
  Canadian Natural Resources, Ltd. ..............   1,668,484     50,284,224         0.7%
  Goldcorp, Inc. ................................   1,677,120     75,816,739         1.0%
  #Manulife Financial Corp. .....................   4,587,163     56,676,437         0.8%
  Nexen, Inc. ...................................   1,739,936     41,549,410         0.6%
  #Sun Life Financial, Inc. .....................   1,565,269     38,820,238         0.5%
  Suncor Energy, Inc. ...........................   3,696,270    124,054,038         1.7%
  #Teck Resources, Ltd. Class B  ................   1,483,730     47,093,107         0.7%
  #Thomson Reuters Corp. ........................   1,832,184     51,585,496         0.7%
  Other Securities ..............................                422,824,032         5.8%
                                                                ------------        ----
TOTAL CANADA ....................................                908,703,721        12.5%
                                                                ------------        ----
DENMARK -- (1.3%)
  Other Securities ..............................                 98,590,467         1.4%
                                                                ------------        ----
FINLAND -- (0.6%)
  Other Securities ..............................                 46,534,314         0.6%
                                                                ------------        ----
FRANCE -- (8.6%)
  AXA SA ........................................   3,557,776     56,706,072         0.8%
  BNP Paribas SA ................................   1,230,991     62,480,990         0.9%
  Cie de Saint-Gobain SA ........................   1,039,077     36,601,589         0.5%
  France Telecom SA .............................   3,875,091     43,313,653         0.6%
  #GDF Suez SA ..................................   3,247,974     74,548,265         1.0%
  *Societe Generale SA ..........................   1,558,512     49,703,998         0.7%
  Vivendi SA ....................................   3,686,124     75,533,481         1.0%
  Other Securities ..............................                269,050,897         3.7%
                                                                ------------        ----
TOTAL FRANCE ....................................                667,938,945         9.2%
                                                                ------------        ----
GERMANY -- (7.6%)
  Bayerische Motoren Werke AG ...................     656,221     52,461,937         0.7%
  Daimler AG ....................................   2,088,586     97,838,982         1.4%
  #Deutsche Bank AG .............................   1,325,896     60,395,696         0.8%
  E.ON AG .......................................   3,592,972     81,793,916         1.1%
  Munchener Rueckversicherungs-Gesellschaft AG ..     395,244     63,595,851         0.9%
  Other Securities ..............................                239,505,610         3.3%
                                                                ------------        ----
TOTAL GERMANY ...................................                595,591,992         8.2%
                                                                ------------        ----
GREECE -- (0.0%)
  Other Securities ..............................                  3,296,253         0.0%
                                                                ------------        ----
HONG KONG -- (1.9%)
  #Hutchison Whampoa, Ltd. ......................   5,618,000     55,108,769         0.8%
  Other Securities ..............................                 93,863,530         1.3%
                                                                ------------        ----
TOTAL HONG KONG .................................                148,972,299         2.1%
                                                                ------------        ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                      SHARES         VALUE++      OF NET ASSETS**
                                                    ----------   --------------   ---------------
IRELAND -- (0.2%)
  Other Securities ..............................                $   15,849,047         0.2%
                                                                 --------------        ----
ISRAEL -- (0.6%)
  Other Securities ..............................                    45,815,345         0.6%
                                                                 --------------        ----
ITALY -- (1.3%)
  Other Securities ..............................                    99,757,627         1.4%
                                                                 --------------        ----
JAPAN -- (16.2%)
  Mitsubishi Corp. ..............................    2,732,000       48,774,242         0.7%
  Mitsubishi UFJ Financial Group, Inc. ..........   18,834,406       85,206,251         1.2%
  Mitsui & Co., Ltd. ............................    2,990,300       42,148,944         0.6%
  Sumitomo Corp. ................................    3,241,900       44,196,159         0.6%
  #Toyota Motor Corp. Sponsored ADR .............      614,188       47,581,144         0.6%
  Other Securities ..............................                   997,496,602        13.8%
                                                                 --------------        ----
TOTAL JAPAN .....................................                 1,265,403,342        17.5%
                                                                 --------------        ----
NETHERLANDS -- (2.7%)
  ArcelorMittal NV ..............................    2,446,831       36,174,996         0.5%
  *ING Groep NV .................................    4,933,987       43,903,032         0.6%
  Koninklijke Philips Electronics NV ............    2,042,653       51,160,127         0.7%
  Other Securities ..............................                    83,798,551         1.2%
                                                                 --------------        ----
TOTAL NETHERLANDS ...............................                   215,036,706         3.0%
                                                                 --------------        ----
NEW ZEALAND -- (0.1%)
  Other Securities ..............................                     6,231,896         0.1%
                                                                 --------------        ----
NORWAY -- (1.2%)
  Other Securities ..............................                    92,125,902         1.3%
                                                                 --------------        ----
PORTUGAL -- (0.1%)
  Other Securities ..............................                     8,279,896         0.1%
                                                                 --------------        ----
SINGAPORE -- (1.0%)
  Other Securities ..............................                    81,099,619         1.1%
                                                                 --------------        ----
SPAIN -- (1.9%)
  Banco Santander SA ............................    7,903,716       59,508,435         0.8%
  Other Securities ..............................                    85,860,300         1.2%
                                                                 --------------        ----
TOTAL SPAIN .....................................                   145,368,735         2.0%
                                                                 --------------        ----
SWEDEN -- (2.9%)
  Nordea Bank AB ................................    5,366,449       48,779,174         0.7%
  Telefonaktiebolaget LM Ericsson AB Series B ...    4,713,081       41,753,549         0.6%
  Other Securities ..............................                   132,823,836         1.8%
                                                                 --------------        ----
TOTAL SWEDEN ....................................                   223,356,559         3.1%
                                                                 --------------        ----
SWITZERLAND -- (5.7%)
  Holcim, Ltd. ..................................      887,877       60,594,265         0.8%
  Swiss Re, Ltd. ................................    1,108,107       76,678,078         1.1%
  UBS AG ........................................    3,833,535       57,516,804         0.8%
  Zurich Insurance Group AG .....................      221,361       54,569,851         0.8%
  Other Securities ..............................                   196,610,103         2.7%
                                                                 --------------        ----
TOTAL SWITZERLAND ...............................                   445,969,101         6.2%
                                                                 --------------        ----
UNITED KINGDOM -- (20.6%)
  Aviva P.L.C. ..................................    8,175,916       43,785,601         0.6%
  Barclays P.L.C. ...............................   11,591,752       42,863,545         0.6%
  #Barclays P.L.C. Sponsored ADR ................    4,327,157       64,041,924         0.9%
  BP P.L.C. Sponsored ADR .......................    5,338,016      228,947,506         3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                      SHARES         VALUE++      OF NET ASSETS**
                                                    ----------   --------------   ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR ...........    1,453,812   $   71,760,160         1.0%
  Kingfisher P.L.C. .............................   10,285,817       48,158,694         0.7%
  *Lloyds Banking Group P.L.C. ..................   76,981,994       50,693,260         0.7%
  Old Mutual P.L.C. .............................   13,164,620       36,643,450         0.5%
  Royal Dutch Shell P.L.C. ADR ..................    3,323,210      234,718,322         3.2%
  Vodafone Group P.L.C. .........................   34,976,333       94,983,682         1.3%
  Vodafone Group P.L.C. Sponsored ADR ...........    8,116,661      220,935,512         3.1%
  Xstrata P.L.C. ................................    5,211,952       82,565,149         1.1%
  Other Securities ..............................                   385,708,778         5.3%
                                                                 --------------       -----
TOTAL UNITED KINGDOM ............................                 1,605,805,583        22.2%
                                                                 --------------       -----
TOTAL COMMON STOCKS .............................                 7,168,262,828        99.0%
                                                                 --------------       -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
  Other Securities ..............................                    22,268,022         0.3%
                                                                 --------------       -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  Other Securities ..............................                             3         0.0%
                                                                 --------------       -----

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)          VALUE+
                                                    ----------   --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund ..............   52,722,558      610,000,000         8.5%
  @Repurchase Agreement, Deutsche Bank
    Securities, Inc. 0.35%, 11/01/12
    (Collateralized by FNMA 4.000%,
    05/01/42 & 5.000%, 01/01/39,
    valued at $1,715,506) to be repurchased
    at $1,681,885 ...............................   $    1,682        1,681,868         0.0%
                                                                 --------------       -----
TOTAL SECURITIES LENDING COLLATERAL .............                   611,681,868         8.5%
                                                                 --------------       -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,402,475,403) .........................                $7,802,212,721       107.8%
                                                                 ==============       =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------------
                                        LEVEL 1          LEVEL 2      LEVEL 3       TOTAL
                                    --------------   --------------   -------   --------------
Common Stocks
  Australia .....................   $    3,692,761   $  355,582,418     --      $  359,275,179
  Austria .......................               --       20,298,622     --          20,298,622
  Belgium .......................        2,022,896       66,938,782     --          68,961,678
  Canada ........................      908,703,721               --     --         908,703,721
  Denmark .......................               --       98,590,467     --          98,590,467
  Finland .......................        1,292,010       45,242,304     --          46,534,314
  France ........................       16,823,856      651,115,089     --         667,938,945
  Germany .......................       90,012,205      505,579,787     --         595,591,992
  Greece ........................               --        3,296,253     --           3,296,253
  Hong Kong .....................               --      148,972,299     --         148,972,299
  Ireland .......................        4,846,911       11,002,136     --          15,849,047
  Israel ........................        5,360,734       40,454,611     --          45,815,345
  Italy .........................       17,226,655       82,530,972     --          99,757,627
  Japan .........................       97,266,465    1,168,136,877     --       1,265,403,342
  Netherlands ...................       14,913,357      200,123,349     --         215,036,706
  New Zealand ...................               --        6,231,896     --           6,231,896
  Norway ........................          258,768       91,867,134     --          92,125,902
  Portugal ......................               --        8,279,896     --           8,279,896
  Singapore .....................               --       81,099,619     --          81,099,619
  Spain .........................       10,329,758      135,038,977     --         145,368,735
  Sweden ........................        8,464,720      214,891,839     --         223,356,559
  Switzerland ...................       50,178,730      395,790,371     --         445,969,101
  United Kingdom ................      875,824,552      729,981,031     --       1,605,805,583
Preferred Stocks
  Germany .......................               --       22,268,022     --          22,268,022
Rights/Warrants
  Spain .........................               --                3     --                   3
Securities Lending Collateral ...               --      611,681,868     --         611,681,868
                                    --------------   --------------    ---      --------------
TOTAL                               $2,107,218,099   $5,694,994,622     --      $7,802,212,721
                                    ==============   ==============    ===      ==============

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                              PERCENTAGE
                                               SHARES         VALUE+       OF NET ASSETS**
                                             ----------   --------------   ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
  #Carnival Corp. ........................    2,385,423   $   90,359,823         0.9%
  CBS Corp. Class B ......................    2,414,307       78,223,547         0.7%
  Comcast Corp. Class A  .................   10,008,890      375,433,464         3.5%
  Comcast Corp. Special Class A ..........    3,843,964      140,074,048         1.3%
  #News Corp. Class A ....................    8,332,375      199,310,410         1.9%
  News Corp. Class B .....................    3,247,295       79,104,106         0.8%
  Time Warner Cable, Inc .................    1,921,256      190,415,682         1.8%
  Time Warner, Inc. ......................    4,810,759      209,027,479         2.0%
  Other Securities .......................                   477,830,442         4.5%
                                                          --------------        ----
Total Consumer Discretionary .............                 1,839,779,001        17.4%
                                                          --------------        ----
Consumer Staples -- (7.9%)
  Archer-Daniels-Midland Co. .............    3,155,848       84,702,960         0.8%
  CVS Caremark Corp. .....................    5,746,668      266,645,395         2.5%
  *Kraft Foods Group, Inc. ...............    2,376,283      108,073,351         1.0%
  Mondelez International, Inc. Class A ...    7,128,852      189,199,732         1.8%
  Other Securities .......................                   231,906,652         2.2%
                                                          --------------        ----
Total Consumer Staples ...................                   880,528,090         8.3%
                                                          --------------        ----
Energy -- (18.1%)
  Anadarko Petroleum Corp. ...............    2,441,476      167,997,964         1.6%
  #Apache Corp. ..........................    1,208,836      100,031,179         0.9%
  #Chesapeake Energy Corp. ...............    3,251,150       65,868,299         0.6%
  Chevron Corp. ..........................    2,876,061      316,970,683         3.0%
  ConocoPhillips .........................    5,374,243      310,899,958         2.9%
  Devon Energy Corp. .....................    1,094,855       63,731,510         0.6%
  Hess Corp. .............................    1,567,373       81,910,913         0.8%
  Marathon Oil Corp. .....................    3,446,808      103,611,048         1.0%
  Marathon Petroleum Corp. ...............    1,791,952       98,431,923         0.9%
  National Oilwell Varco, Inc. ...........    1,661,481      122,451,150         1.1%
  Phillips 66  ...........................    2,855,170      134,649,817         1.3%
  #Pioneer Natural Resources Co. .........      517,832       54,708,951         0.5%
  Valero Energy Corp. ....................    2,806,975       81,682,972         0.8%
  Other Securities .......................                   324,968,319         3.1%
                                                          --------------        ----
Total Energy .............................                 2,027,914,686        19.1%
                                                          --------------        ----
Financials -- (18.5%)
  Allstate Corp. (The) ...................    1,330,135       53,178,797         0.5%
  Bank of America Corp. ..................   29,573,320      275,623,342         2.6%
  Citigroup, Inc. ........................    9,338,881      349,180,761         3.3%
  CME Group, Inc. ........................    1,599,345       89,451,366         0.8%
  #Goldman Sachs Group, Inc. (The) .......      786,395       96,246,884         0.9%
  JPMorgan Chase & Co. ...................    2,316,928       96,569,559         0.9%
  Loews Corp. ............................    2,050,343       86,688,502         0.8%
  MetLife, Inc. ..........................    4,759,859      168,927,396         1.6%
  Morgan Stanley .........................    3,953,534       68,712,421         0.7%
  Prudential Financial, Inc. .............    2,267,142      129,340,451         1.2%
  SunTrust Banks, Inc. ...................    2,564,707       69,760,030         0.7%
  Other Securities .......................                   590,403,703         5.6%
                                                          --------------        ----
Total Financials .........................                 2,074,083,212        19.6%
                                                          --------------        ----
Health Care -- (8.8%)
  Aetna, Inc. ............................    1,693,713       74,015,258         0.7%
  Humana, Inc. ...........................      698,778       51,898,242         0.5%
  Pfizer, Inc. ...........................   17,815,204      443,064,123         4.2%
  Thermo Fisher Scientific, Inc. .........    1,932,026      117,969,508         1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                PERCENTAGE
                                                SHARES          VALUE+       OF NET ASSETS**
                                             -----------   ---------------   ---------------
Health Care -- (Continued)
  #WellPoint, Inc. .......................     1,824,634   $   111,813,572         1.1%
  Other Securities .......................                     185,837,706         1.7%
                                                           ---------------        ----
Total Health Care ........................                     984,598,409         9.3%
                                                           ---------------        ----
Industrials -- (12.9%)
  CSX Corp. ..............................     5,517,066       112,934,341         1.1%
  General Electric Co. ...................    21,445,555       451,643,388         4.2%
  Norfolk Southern Corp. .................     1,681,939       103,186,958         1.0%
  Northrop Grumman Corp. .................     1,364,645        93,737,465         0.9%
  Union Pacific Corp. ....................     2,314,080       284,701,262         2.7%
  Other Securities .......................                     401,626,053         3.8%
                                                           ---------------        ----
Total Industrials ........................                   1,447,829,467        13.7%
                                                           ---------------        ----
Information Technology -- (3.1%)
  Other Securities .......................                     342,245,409         3.2%
                                                           ---------------        ----
Materials -- (2.7%)
  International Paper Co. ................     2,299,481        82,390,404         0.8%
  Other Securities .......................                     214,315,526         2.0%
                                                           ---------------        ----
Total Materials ..........................                     296,705,930         2.8%
                                                           ---------------        ----
Telecommunication Services -- (6.0%)
  AT&T, Inc. .............................    13,051,618       451,455,467         4.3%
  CenturyLink, Inc. ......................     2,353,137        90,313,398         0.9%
  *Sprint Nextel Corp. ...................    13,961,200        77,345,048         0.7%
  Other Securities .......................                      46,089,533         0.4%
                                                           ---------------        ----
Total Telecommunication Services .........                     665,203,446         6.3%
                                                           ---------------        ----
Utilities -- (0.2%)
  Other Securities .......................                      21,403,569         0.2%
                                                           ---------------        ----
TOTAL COMMON STOCKS ......................                  10,580,291,219        99.9%
                                                           ---------------        ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds TempCash
    Portfolio - Institutional Shares .....     8,414,357         8,414,357         0.1%
                                                           ---------------        ----

                                               SHARES/
                                                FACE
                                               AMOUNT
                                                (000)
                                             -----------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund .......    51,528,378       596,183,329         5.6%
  @Repurchase Agreement, JPMorgan
    Securities LLC 0.30%, 11/01/12
    (Collateralized by $1,620,729 FNMA,
    rates ranging from 2.500% to 5.500%,
    maturities ranging from 10/01/22 to
    07/01/42, valued at $1,625,607) to be
    repurchased at $1,573,497 ............   $     1,573         1,573,484         0.0%
                                                           ---------------       -----
TOTAL SECURITIES LENDING COLLATERAL ......                     597,756,813         5.6%
                                                           ---------------       -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,371,764,356) ..................                 $11,186,462,389       105.6%
                                                           ===============       =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------------
                                        LEVEL 1          LEVEL 2     LEVEL 3        TOTAL
                                    ---------------   ------------   -------   ---------------
Common Stocks
  Consumer Discretionary ........   $ 1,839,779,001             --     --      $ 1,839,779,001
  Consumer Staples ..............       880,528,090             --     --          880,528,090
  Energy ........................     2,027,914,686             --     --        2,027,914,686
  Financials ....................     2,074,083,212             --     --        2,074,083,212
  Health Care ...................       984,598,409             --     --          984,598,409
  Industrials. ..................     1,447,829,467             --     --        1,447,829,467
  Information Technology ........       342,245,409             --     --          342,245,409
  Materials .....................       296,705,930             --     --          296,705,930
  Telecommunication Services ....       665,203,446             --     --          665,203,446
  Utilities .....................        21,403,569             --     --           21,403,569
Temporary Cash Investments ......         8,414,357             --     --            8,414,357
Securities Lending Collateral ...                --   $597,756,813     --          597,756,813
                                    ---------------   ------------    ---      ---------------
TOTAL ...........................   $10,588,705,576   $597,756,813     --      $11,186,462,389
                                    ===============   ============    ===      ===============

                See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                OCTOBER 31, 2012

                                                                           PERCENTAGE
                                              SHARES        VALUE+      OF NET ASSETS**
                                             ---------   ------------   ---------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
  #Carnival Corp. ........................     489,649   $ 18,547,904         0.6%
  Comcast Corp. Class A ..................   3,570,978    133,947,385         4.0%
  Comcast Corp. Special Class A ..........   1,432,185     52,188,821         1.6%
  #*General Motors Co. ...................     674,707     17,205,028         0.5%
  *Liberty Interactive Corp. Class A .....     882,463     17,649,260         0.5%
  #News Corp. Class A ....................   1,631,529     39,026,174         1.2%
  News Corp. Class B .....................     621,962     15,150,994         0.5%
  Time Warner Cable, Inc. ................     693,942     68,776,592         2.1%
  Time Warner, Inc. ......................   1,534,860     66,689,667         2.0%
  Other Securities .......................                221,766,776         6.7%
                                                         ------------        ----
Total Consumer Discretionary .............                650,948,601        19.7%
                                                         ------------        ----
Consumer Staples -- (7.6%)
  Archer-Daniels-Midland Co. .............     813,476     21,833,696         0.7%
  #CVS Caremark Corp. ....................   1,510,745     70,098,568         2.1%
  *Kraft Foods Group, Inc. ...............     693,699     31,549,431         0.9%
  Mondelez International, Inc. Class A ...   2,081,099     55,232,367         1.7%
  Other Securities .......................                 83,466,422         2.5%
                                                         ------------        ----
Total Consumer Staples ...................                262,180,484         7.9%
                                                         ------------        ----
Energy -- (15.4%)
  Anadarko Petroleum Corp. ...............     845,068     58,149,129         1.8%
  Apache Corp. ...........................     292,215     24,180,791         0.7%
  Chevron Corp. ..........................     613,078     67,567,326         2.0%
  ConocoPhillips .........................   1,766,829    102,211,058         3.1%
  Hess Corp. .............................     378,130     19,761,074         0.6%
  Marathon Oil Corp. .....................     903,937     27,172,346         0.8%
  Marathon Petroleum Corp. ...............     451,968     24,826,602         0.7%
  National Oilwell Varco, Inc. ...........     250,948     18,494,868         0.6%
  Phillips 66 ............................     883,414     41,661,804         1.3%
  Valero Energy Corp. ....................     658,099     19,150,681         0.6%
  Other Securities .......................                132,169,565         4.0%
                                                         ------------        ----
Total Energy .............................                535,345,244        16.2%
                                                         ------------        ----
Financials -- (15.9%)
  Bank of America Corp. ..................   6,406,476     59,708,356         1.8%
  Capital One Financial Corp. ............     333,920     20,091,966         0.6%
  Citigroup, Inc. ........................   2,115,722     79,106,846         2.4%
  CME Group, Inc. ........................     414,385     23,176,553         0.7%
  Goldman Sachs Group, Inc. (The) ........     143,685     17,585,607         0.5%
  JPMorgan Chase & Co. ...................     777,031     32,386,652         1.0%
  MetLife, Inc. ..........................   1,126,173     39,967,880         1.2%
  Morgan Stanley .........................   1,476,248     25,657,190         0.8%
  Prudential Financial, Inc. .............     497,625     28,389,506         0.8%
  SunTrust Banks, Inc. ...................     491,691     13,373,995         0.4%
  Other Securities .......................                211,913,999         6.4%
                                                         ------------        ----
Total Financials .........................                551,358,550        16.6%
                                                         ------------        ----
Health Care -- (9.1%)
  #Aetna, Inc. ...........................     503,313     21,994,778         0.7%
  Humana, Inc. ...........................     236,814     17,588,176         0.5%
  Pfizer, Inc. ...........................   5,208,907    129,545,517         3.9%
  Thermo Fisher Scientific, Inc. .........     499,520     30,500,691         0.9%
  WellPoint, Inc. ........................     504,640     30,924,339         1.0%
  Other Securities .......................                 83,816,534         2.5%
                                                         ------------        ----
Total Health Care ........................                314,370,035         9.5%
                                                         ------------        ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                SHARES         VALUE+       OF NET ASSETS**
                                             -----------   --------------   ---------------
Industrials -- (13.5%)
  CSX Corp. ..............................     1,242,950   $   25,443,186         0.8%
  General Electric Co. ...................     5,174,289      108,970,526         3.3%
  Norfolk Southern Corp. .................       545,229       33,449,799         1.0%
  #Northrop Grumman Corp. ................       337,038       23,151,140         0.7%
  Union Pacific Corp. ....................       444,064       54,633,194         1.6%
  Other Securities .......................                    223,808,125         6.8%
                                                           --------------        ----
Total Industrials ........................                    469,455,970        14.2%
                                                           --------------        ----
Information Technology -- (4.8%)
  Corning, Inc. ..........................     1,298,385       15,256,024         0.5%
  *Yahoo!, Inc. ..........................     1,048,770       17,629,824         0.5%
  Other Securities .......................                    135,592,556         4.1%
                                                           --------------        ----
Total Information Technology .............                    168,478,404         5.1%
                                                           --------------        ----
Materials -- (3.2%)
  International Paper Co. ................       493,615       17,686,225         0.5%
  Other Securities .......................                     94,103,607         2.9%
                                                           --------------        ----
Total Materials ..........................                    111,789,832         3.4%
                                                           --------------        ----
Other -- (0.0%)
  Other Securities .......................                             54         0.0%
                                                           --------------        ----
Telecommunication Services -- (6.4%)
  AT&T, Inc. .............................     4,065,906      140,639,689         4.3%
  CenturyLink, Inc .......................       536,163       20,577,936         0.6%
  *Sprint Nextel Corp ....................     3,629,981       20,110,095         0.6%
  Verizon Communications, Inc ............       623,041       27,812,550         0.8%
  Other Securities .......................                     11,925,135         0.4%
                                                           --------------        ----
Total Telecommunication Services .........                    221,065,405         6.7%
                                                           --------------        ----
Utilities -- (0.3%)
  Other Securities .......................                      9,656,614         0.3%
                                                           --------------        ----
TOTAL COMMON STOCKS ......................                  3,294,649,193        99.6%
                                                           --------------        ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  Other Securities .......................                          7,526         0.0%
                                                           --------------        ----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities .......................                          6,576         0.0%
                                                           --------------        ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
  BlackRock Liquidity Funds TempCash
    Portfolio - Institutional Shares .....     8,034,380        8,034,380         0.3%
                                                           --------------        ----

                                               SHARES/
                                                FACE
                                               AMOUNT
                                                (000)
                                             -----------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund .......    14,435,138      167,014,544         5.1%
  @Repurchase Agreement, JPMorgan
    Securities LLC 0.30%, 11/01/12
    (Collateralized by $454,029 FNMA,
    rates ranging from 2.500% to 5.500%,
    maturities ranging from 10/01/22 to
    07/01/42, valued at $455,396) to be
    repurchased at $440,798 ..............   $       441          440,794         0.0%
                                                           --------------        ----
TOTAL SECURITIES LENDING COLLATERAL ......                    167,455,338         5.1%
                                                           --------------        ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                                      VALUE+       OF NET ASSETS
                                                  --------------   -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,736,014,230) .......................   $3,470,153,013       105.0%

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                    --------------   ------------   -------   --------------
Common Stocks
  Consumer Discretionary ........   $  650,948,601             --     --      $  650,948,601
  Consumer Staples ..............      262,180,484             --     --         262,180,484
  Energy ........................      535,296,526   $     48,718     --         535,345,244
  Financials ....................      551,358,550             --     --         551,358,550
  Health Care ...................      314,329,976         40,059     --         314,370,035
  Industrials. ..................      469,441,819         14,151     --         469,455,970
  Information Technology ........      168,478,404             --     --         168,478,404
  Materials .....................      111,789,832             --     --         111,789,832
  Other .........................               --             54     --                  54
  Telecommunication Services ....      221,065,405             --     --         221,065,405
  Utilities .....................        9,656,614             --     --           9,656,614
Preferred Stocks
  Energy ........................               --          7,526     --               7,526
Rights/Warrants .................            6,576             --     --               6,576
Temporary Cash Investments ......        8,034,380             --     --           8,034,380
Securities Lending Collateral ...               --    167,455,338     --         167,455,338
                                    --------------   ------------    ---      --------------
TOTAL ...........................   $3,302,587,167   $167,565,846     --      $3,470,153,013
                                    ==============   ============    ===      ==============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                     THE DFA        THE U.S.          THE
                                                                  INTERNATIONAL    LARGE CAP      TAX-MANAGED
                                                                      VALUE          VALUE      U.S. MARKETWIDE
                                                                      SERIES        SERIES       VALUE SERIES
                                                                  -------------   -----------   ---------------
ASSETS:
Investments at Value (including $580,675, $581,088 and
  $162,766 of securities on loan, respectively) ...............    $7,190,531     $10,580,291     $3,294,663
Temporary Cash Investments at Value & Cost ....................            --           8,414          8,035
Collateral Received from Securities on Loan at Value & Cost ...         1,682           1,574            441
Affiliated Collateral Received from Securities on Loan at
  Value & Cost ................................................       610,000         596,183        167,014
Foreign Currencies at Value ...................................        11,804              --             --
Cash ..........................................................        10,538              --             --
Receivables:
  Investment Securities Sold ..................................            39             154             54
  Dividends, Interest and Tax Reclaims ........................        25,600          13,428          4,719
  Securities Lending Income ...................................           608             179             71
  Fund Shares Sold ............................................         5,782             202            328
Prepaid Expenses and Other Assets .............................           177              --             --
                                                                   ----------     -----------     ----------
    Total Assets ..............................................     7,856,761      11,200,425      3,475,325
                                                                   ----------     -----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned ............................       611,682         597,757        167,455
  Investment Securities Purchased .............................         2,826           4,455             --
  Fund Shares Redeemed ........................................         2,358           7,689            692
  Due to Advisor ..............................................         1,209             890            557
Accrued Expenses and Other Liabilities ........................           437             482            145
                                                                   ----------     -----------     ----------
    Total Liabilities .........................................       618,512         611,273        168,849
                                                                   ----------     -----------     ----------
NET ASSETS ....................................................    $7,238,249     $10,589,152     $3,306,476
                                                                   ==========     ===========     ==========
Investments at Cost ...........................................    $6,790,794     $ 7,765,593     $2,560,524
                                                                   ----------     -----------     ----------
Foreign Currencies at Cost ....................................    $   11,815     $        --     $       --
                                                                   ----------     -----------     ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2012

                             (AMOUNTS IN THOUSANDS)

                                                                  THE DFA       THE U.S.          THE
                                                               INTERNATIONAL   LARGE CAP      TAX-MANAGED
                                                                   VALUE         VALUE      U.S. MARKETWIDE
                                                                  SERIES         SERIES       VALUE SERIES
                                                               -------------   ----------   ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20,887, $0
    and $0, respectively) ..................................     $ 263,184     $  216,492       $ 66,152
  Interest .................................................             2             21             15
  Income from Securities Lending ...........................        13,556          7,882          2,076
                                                                 ---------     ----------       --------
      Total Investment Income ..............................       276,742        224,395         68,243
                                                                 ---------     ----------       --------
EXPENSES
  Investment Advisory Services Fees ........................        13,887          9,897          6,199
  Accounting & Transfer Agent Fees .........................           666            932            306
  Custodian Fees ...........................................         1,453            107             41
  Shareholders' Reports ....................................            37             52              9
  Directors'/Trustees' Fees & Expenses .....................            59             84             26
  Professional Fees ........................................           237            362             96
  Other ....................................................           100            114             21
                                                                 ---------     ----------       --------
      Total Expenses .......................................        16,439         11,548          6,698
                                                                 ---------     ----------       --------
  Fees Paid Indirectly .....................................           (18)            --             --
                                                                 ---------     ----------       --------
  Net Expenses .............................................        16,421         11,548          6,698
                                                                 ---------     ----------       --------
  NET INVESTMENT INCOME (LOSS) .............................       260,321        212,847         61,545
                                                                 ---------     ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold .............................       133,256        408,690         64,448
    Foreign Currency Transactions ..........................        (1,249)            --             --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency .............      (157,327)     1,049,282        400,114
    Translation of Foreign Currency Denominated Amounts ....          (266)            --             --
                                                                 ---------     ----------       --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ..................       (25,586)     1,457,972        464,562
                                                                 ---------     ----------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................     $ 234,735     $1,670,819       $526,107
                                                                 =========     ==========       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             THE DFA INTERNATIONAL        THE U.S. LARGE CAP         THE TAX-MANAGED U.S.
                                                 VALUE SERIES                VALUE SERIES          MARKETWIDE VALUE SERIES
                                            ------------------------   -------------------------   -----------------------
                                               YEAR          YEAR          YEAR          YEAR         YEAR         YEAR
                                               ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                             OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                               2012          2011          2012          2011         2012         2011
                                            ----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss) ..........   $  260,321   $   254,173   $   212,847   $   168,852   $   61,545   $   47,870
  Net Realized Gain (Loss) on:
    Investment Securities Sold ..........      133,256       161,341       408,690       387,017       64,448       84,152
    Futures .............................           --            --            --       (12,646)          --           --
    Foreign Currency Transactions .......       (1,249)          506            --            --           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency ..........................     (157,327)   (1,021,735)    1,049,282       (74,679)     400,114       37,055
    Translation of Foreign Currency
      Denominated Amounts ...............         (266)         (517)           --            --           --           --
                                            ----------   -----------   -----------   -----------   ----------   ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations ........................      234,735      (606,232)    1,670,819       468,544      526,107      169,077
                                            ----------   -----------   -----------   -----------   ----------   ----------
Transactions in Interest:
  Contributions .........................      699,069       900,473       505,769     1,230,772       96,522      200,009
  Withdrawals ...........................     (651,462)     (257,967)     (922,543)   (1,180,609)    (217,478)    (138,434)
                                            ----------   -----------   -----------   -----------   ----------   ----------
    Net Increase (Decrease) from
      Transactions in Interest ..........       47,607       642,506      (416,774)       50,163     (120,956)      61,575
                                            ----------   -----------   -----------   -----------   ----------   ----------
    Total Increase (Decrease) in Net
      Assets ............................      282,342        36,274     1,254,045       518,707      405,151      230,652
NET ASSETS
  Beginning of Period ...................    6,955,907     6,919,633     9,335,107     8,816,400    2,901,325    2,670,673
                                            ----------   -----------   -----------   -----------   ----------   ----------
  End of Period .........................   $7,238,249   $ 6,955,907   $10,589,152   $ 9,335,107   $3,306,476   $2,901,325
                                            ==========   ===========   ===========   ===========   ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                                                                        THE DFA INTERNATIONAL VALUE SERIES+
                                              ----------------------------------------------------------------------------------
                                                                                                      PERIOD
                                                 YEAR         YEAR          YEAR         YEAR        DEC. 1,            YEAR
                                                 ENDED        ENDED         ENDED        ENDED       2007 TO            ENDED
                                                OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,          NOV. 30,
                                                  2012         2011          2010         2009         2008             2007
                                              -----------   ----------    ----------   ----------   ----------       -----------
Total Return ..............................          3.17%       (8.04)%       11.13%       35.41%      (47.87)%(C)        17.32%
                                              -----------   ----------    ----------   ----------   ----------       -----------
Net Assets, End of Period (thousands) .....   $ 7,238,249   $6,955,907    $6,919,633   $6,191,964   $4,700,337       $ 9,638,721
Ratio of Expenses to Average Net Assets ...          0.24%        0.23%         0.24%        0.24%        0.23%(B)          0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly) ........          0.24%        0.23%         0.24%        0.24%        0.23%(B)          0.23%
Ratio of Net Investment Income to
  Average Net Assets ......................          3.75%        3.47%         2.55%        3.22%        4.15%(B)          3.04%
Portfolio Turnover Rate ...................            14%           9%           20%          18%          16%(C)            16%

                                                                        THE U.S. LARGE CAP VALUE SERIES+
                                              ----------------------------------------------------------------------------------
                                                                                                      PERIOD
                                                 YEAR         YEAR          YEAR         YEAR        DEC. 1,            YEAR
                                                 ENDED        ENDED         ENDED        ENDED       2007 TO            ENDED
                                                OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,          NOV. 30,
                                                  2012         2011          2010         2009         2008             2007
                                              -----------   ----------    ----------   ----------   ----------       -----------
Total Return ..............................         18.31%        5.69%        19.96%       11.90%      (36.53)%(C)        (0.32)%
                                              -----------   ----------    ----------   ----------   ----------       -----------
Net Assets, End of Period (thousands) .....   $10,589,152   $9,335,107    $8,816,400   $7,508,400   $6,739,363       $10,159,322
Ratio of Expenses to Average Net Assets ...          0.12%        0.12%         0.12%        0.13%        0.11%(B)          0.11%
Ratio of Net Investment Income to
  Average Net Assets ......................          2.15%        1.79%         2.02%        2.42%        1.97%(B)          1.44%
Portfolio Turnover Rate ...................            10%          14%           28%          29%          19%(C)             9%

                                                                THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                              ----------------------------------------------------------------------------------
                                                                                                      PERIOD
                                                 YEAR         YEAR          YEAR         YEAR        DEC. 1,            YEAR
                                                 ENDED        ENDED         ENDED        ENDED       2007 TO            ENDED
                                                OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,          NOV. 30,
                                                  2012         2011          2010         2009         2008             2007
                                              -----------   ----------    ----------   ----------   ----------       -----------
Total Return ..............................         18.47%        6.33%        20.38%       12.76%      (37.44)%(C)         0.67%
                                              -----------   ----------    ----------   ----------   ----------       -----------
Net Assets, End of Period (thousands) .....   $ 3,306,476   $2,901,325    $2,670,673   $2,289,927   $2,190,724        $3,858,580
Ratio of Expenses to Average Net Assets ...          0.22%        0.22%         0.22%        0.23%        0.22%(B)          0.22%
Ratio of Net Investment Income to
  Average Net Assets ......................          1.99%        1.61%         1.40%        2.23%        2.09%(B)          1.61%
Portfolio Turnover Rate ...................            10%          20%           25%          28%          40%(C)            21%

See page 1 for the Definitions of Abbreviations and Footnotes.

+     See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

      Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation Section 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

      At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

      . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

      . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

      Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

      Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

      The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m.
PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m.
PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

      Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

      A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

      2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

      3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

      4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

      The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

      In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amount in thousands):

                                                                      FEES PAID
                                                                     INDIRECTLY
                                                                     ----------
The DFA International Value Series ...............................      $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

      Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

      At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series .....................................   $202
The U.S. Large Cap Value Series ........................................    262
The Tax-Managed U.S. Marketwide Value Series ...........................     80

E. PURCHASES AND SALES OF SECURITIES:

      For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                        PURCHASES       SALES
                                                        ----------   ----------
The DFA International Value Series ..................   $1,297,711   $  982,391
The U.S. Large Cap Value Series .....................    1,030,715    1,245,566
The Tax-Managed U.S. Marketwide Value Series ........      313,706      376,268

      There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

      At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                     NET
                                                                                                  UNREALIZED
                                                     FEDERAL     UNREALIZED      UNREALIZED     APPRECIATION
                                                    TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                   ----------   ------------   --------------   --------------
The DFA International Value Series .............   $7,407,330    $1,170,704      $(775,821)      $  394,883
The U.S. Large Cap Value Series ................    8,371,961     3,160,109       (345,608)       2,814,501
The Tax-Managed U.S. Marketwide Value Series ...    2,736,971       941,447       (208,265)         733,182

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

      Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

      On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (s) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (s) 336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (s) 331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (s) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

      Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (s) 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (s) 336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (s) 331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC
(s) 334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

      In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

      Summarized below are the specific types of derivative instruments used by the Series.

      3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

      At October 31, 2012, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

      For the year ended October 31, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED       WEIGHTED      NUMBER OF     INTEREST    MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                                   INTEREST RATE     BALANCE      OUTSTANDING*   INCURRED     THE PERIOD
                                                   -------------   ------------   ------------   --------   ---------------
The DFA International Value Series                     0.87%         $10,399           20          $ 5          $53,091
The U.S. Large Cap Value Series                        0.89%          18,911           99           46           58,537
The Tax-Managed U.S. Marketwide Value Series           0.84%           2,426           13            1            7,679

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

      There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

      As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

      Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

      In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

      The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The

Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

      On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

      Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values at this time.

      The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

      Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

      Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

      Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

      Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                    PORTFOLIOS WITHIN THE
WITH THE FUND,             TERM OF OFFICE/1/ AND    DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE             LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  ---------------------  ---------------------  ----------------------------------------------------
                                        DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides   Since Inception        100 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould              Since Inception        100 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Economics, The University of Chicago
DIG.                                                                     Booth School of Business (since 1965). Member
Trustee of DFAITC and                                                    and Chair, Competitive Markets Advisory
DEM.                                                                     Committee, Chicago Mercantile Exchange (futures
The University of Chicago                                                trading exchange) (since 2004). Formerly, Director
Booth School of Business                                                 of UNext, Inc. (1999-2006). Trustee, Harbor Fund
5807 S. Woodlawn                                                         (registered investment company) (30 Portfolios)
Avenue                                                                   (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                        Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson          Since Inception        100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and                            investment companies   Management (since 1984). Chairman, CIO and
DIG.                                                                     Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and                                                    fund manager) (since 2001). Consultant to
DEM.                                                                     Morningstar, Inc. (since 2006). Formerly, Chairman,
Yale School of                                                           Ibbotson Associates, Inc., Chicago, IL (software
Management                                                               data publishing and consulting) (1977-2006).
P.O. Box 208200                                                          Formerly, Director, BIRR Portfolio Analysis, Inc.
New Haven, CT                                                            (software products) (1990-2010).
06520-8200
Age: 68

NAME, POSITION                                    PORTFOLIOS WITHIN THE
WITH THE FUND,             TERM OF OFFICE/1/ AND    DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE          OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  ---------------------  ---------------------  ----------------------------------------------------
Edward P. Lazear           Since 2010             100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and                            investment companies   (since 2002). Jack Steele Parker Professor of
DIG.                                                                     Human Resources Management and Economics,
Trustee of DFAITC and                                                    Graduate School of Business, Stanford University
DEM.                                                                     (since 1995). Cornerstone Research (expert
Stanford University                                                      testimony and economic and financial analysis)
Graduate School of                                                       (since 2009). Formerly, Chairman of the President
Business                                                                 George W. Bush's Council of Economic Advisers
518 Memorial Way                                                         (2006-2009). Formerly, Council of Economic
Stanford, CA 94305-5015                                                  Advisors, State of California (2005-2006). Formerly,
Age: 64                                                                  Commissioner, White House Panel on Tax Reform
                                                                         (2005).

Myron S. Scholes           Since Inception        100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and                            investment companies   Stanford University (since 1981). Formerly,
DIG.                                                                     Chairman, Platinum Grove Asset Management, L.P.
Trustee of DFAITC and                                                    (hedge fund) (formerly, Oak Hill Platinum Partners)
DEM.                                                                     (1999-2009). Formerly, Managing Partner, Oak Hill
c/o Dimensional Fund                                                     Capital Management (private equity firm) (until
Advisors, LP                                                             2004). Director, American Century Fund Complex
6300 Bee Cave Road                                                       (registered investment companies) (40 Portfolios)
Building 1                                                               (since 1980). Formerly, Director, Chicago
Austin, TX 78746                                                         Mercantile Exchange (2001-2008).
Age: 70

Abbie J. Smith             Since 2000             100 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Accounting, The University of Chicago
DIG.                                                                     Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and                                                    Investment Research, Fundamental Investment
DEM.                                                                     Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                                Corporation (formerly known as HON Industries
Booth School of Business                                                 Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn                                                         Ryder System Inc. (transportation, logistics and
Avenue                                                                   supply-chain management) (since 2003). Trustee,
Chicago, IL 60637                                                        UBS Funds (4 investment companies within the
Age: 58                                                                  fund complex) (52 portfolios) (since 2009).

NAME, POSITION                                     PORTFOLIOS WITHIN THE
WITH THE FUND,              TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------  ---------------------  ---------------------  -------------------------------------------------------
                                                   INTERESTED TRUSTEES/DIRECTORS*
David G. Booth              Since Inception        100 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director,                                investment companies   Co-Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                   Advisors LP, DFA Securities LLC, Dimensional
and DIG. Chairman,                                                        Emerging Markets Value Fund, DFAIDG,
Trustee, Co-Chief                                                         Dimensional Investment Group Inc. and The DFA
Executive Officer and                                                     Investment Trust Company. Director of Dimensional
President of DFAITC and                                                   Fund Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                      Dimensional Funds II PLC, DFA Australia Limited,
6300 Bee Cave Road,                                                       Dimensional Cayman Commodity Fund I Ltd.,
Building One                                                              Dimensional Japan Ltd. and Dimensional Advisors
Austin, Texas 78746                                                       Ltd. Chairman, Director and Co-Chief Executive
Age: 65                                                                   Officer of Dimensional Fund Advisors Canada ULC.
                                                                          President, Dimensional SmartNest (US) LLC. Limited
                                                                          Partner, Oak Hill Partners (since 2001) and VSC
                                                                          Investors, LLC (since 2007). Trustee, The University of
                                                                          Chicago. Trustee, University of Kansas Endowment
                                                                          Association. Formerly, Chief Executive Officer (until
                                                                          2010) and Chief Investment Officer (2003-2007) of
                                                                          Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                          Dimensional Emerging Markets Value Fund, DFAIDG,
                                                                          Dimensional Investment Group Inc., The DFA Investment
                                                                          Trust Company and Dimensional Holdings Inc. Formerly,
                                                                          Chief Investment Officer of Dimensional Fund Advisors
                                                                          Ltd. Formerly, President and Chief Investment Officer
                                                                          DFA Australia Limited. Formerly, Director, SA Funds
                                                                          of (registered investment company).

Eduardo A. Repetto          Since 2009             100 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                 investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                     Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                  Dimensional Fund Advisors LP, DFA Securities
of DFAIDG and DIG.                                                        LLC, Dimensional Emerging Markets Value Fund,
Trustee, Co-Chief                                                         DFAIDG, Dimensional Investment Group Inc., The
Executive Officer and                                                     DFA Investment Trust Company and Dimensional
Chief Investment Officer                                                  Cayman Commodity Fund I Ltd. Co-Chief
of DFAITC and DEM.                                                        Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                       Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                              Chief Investment Officer, Vice President and
Austin, TX 78746                                                          Director of DFA Australia Limited. Director of
Age: 45                                                                   Dimensional Fund Advisors Ltd., Dimensional
                                                                          Funds PLC, Dimensional Funds II PLC,
                                                                          Dimensional Japan Ltd. and Dimensional Advisors
                                                                          Ltd. Co-Chief Executive Officer of Dimensional
                                                                          Retirement Plan Services LLC. Formerly, Vice
                                                                          President of Dimensional Holdings Inc.,
                                                                          Dimensional Fund Advisors LP, DFA Securities
                                                                          LLC, Dimensional Emerging Markets Value Fund,
                                                                          DFAIDG, Dimensional Investment Group Inc., The
                                                                          DFA Investment Trust Company and Dimensional
                                                                          Fund Advisors Canada ULC.

1 Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND       AND LENGTH OF
AND AGE                                SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   -------------------------------------------------------------------
OFFICERS
April A. Aandal                   Since 2008          Vice President of all the DFA Entities. Vice President Global
Vice President, Global Business                       Business Development of all the DFA Entities. Formerly, Chief
Development                                           Learning Officer of Dimensional (2008-2011); Regional Director of
Age: 49                                               Dimensional (2004-2008).

Robyn G. Alcorta                  Since 2012          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                        Business Development at Capson Physicians Insurance Company
Age: 37                                               (2010-2012); Vice President at Charles Schwab (2007-2010).

Darryl D. Avery                   Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 46

Arthur H. Barlow                  Since 1993          Vice President of all the DFA Entities.
Vice President
Age: 56

John T. Blood                     Since 2011          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional (2010-January 2011); Chief Market Strategist at
Age: 43                                               Commonwealth Financial (2007-2010); Director of Research at
                                                      Commonwealth Financial (2000-2007).

Scott A. Bosworth                 Since 2007          Vice President of all the DFA Entities.
Vice President
Age: 43

Valerie A. Brown                  Since 2001          Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                          DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Secretary                                             Dimensional Cayman Commodity Fund I Ltd., Dimensional
Age: 45                                               Retirement Plan Services LLC, Dimensional Fund Advisors Pte.
                                                      Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                      Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler                   Since 2007          Vice President of all the DFA Entities. Head of Global Financial
Vice President                                        Services of Dimensional (since 2008). Formerly, Regional Director
Age: 48                                               of Dimensional (January 1995 to January 2005).

Douglas M. Byrkit                 Since 2012          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional Fund Advisors LP (December 2010-January
Age: 41                                               2012); Regional Director at Russell Investments (April
                                                      2006-December 2010).

James G. Charles                  Since 2011          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional (2008-2010); Vice President, Client Portfolio
Age: 56                                               Manager at American Century Investments (2001-2008).

Joseph H. Chi                     Since 2009          Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                        Management of Dimensional (since March 2012). Sr. Portfolio
Age: 46                                               Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                      Manager for Dimensional (October 2005-January 2012).

Stephen A. Clark                  Since 2004          Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                        Dimensional Fund Advisors Canada ULC. Head of Institutional,
Age: 40                                               North America (since March 2012). Formerly, Head of Portfolio
                                                      Management of Dimensional (January 2006-March 2012).

Jeffrey D. Cornell                Since 2012          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional Fund Advisors LP (August 2002-January 2012).
Age: 36

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF
AND AGE                                SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   -------------------------------------------------------------------
Robert P. Cornell                 Since 2007          Vice President of all the DFA Entities. Regional Director of
Vice President                                        Financial Services Group of Dimensional (since August 1993).
Age: 63

George H. Crane                   Since 2010          Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                        President and Managing Director at State Street Bank & Trust
Age: 57                                               Company (2007-2008); Managing Director, Head of Investment
                                                      Administration and Operations at State Street Research &
                                                      Management Company (2002-2005).

Christopher S. Crossan            Since 2004          Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                       Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance                                            Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC
Officer                                               and Dimensional Retirement Plan Services LLC. Chief Compliance
Age: 46                                               Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis                    Since 1999          Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                   Since 1994          Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                        Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                  Since 2010          Vice President of all the DFA Entities. Research Associate for
Vice President                                        Dimensional (since August 2008). Formerly, Research Assistant for
Age: 40                                               Dimensional (April 2006-August 2008).

Robert W. Dintzner                Since 2001          Vice President of all the DFA Entities. Chief Communications
Vice President and Chief                              Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                Since 1998          Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                          DFA Australia Limited. Chief Operating Officer of Dimensional
Secretary                                             Fund Advisors Ltd. (since July 2008). Formerly, Vice President of
Age: 47                                               Dimensional Fund Advisors Ltd.

Gretchen A. Flicker               Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                    Since 2008          Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                        Management of Dimensional (since March 2012). Sr. Portfolio
Age: 38                                               Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                      Manager for Dimensional (since September 2004).

Jeremy P. Freeman                 Since 2009          Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                        for Dimensional (since June 2006). Formerly, Principal at AIM
Age: 41                                               Investments/Amvescap PLC (now Invesco) (June 1998-June
                                                      2006).

Mark R. Gochnour                  Since 2007          Vice President of all the DFA Entities. Regional Director of
Vice President                                        Dimensional.
Age: 45

Tom M. Goodrum                    Since 2012          Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                        at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                     Since 2000          Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                      Since 2007          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        of Dimensional (January 2005 to February 2007).
Age: 38

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF
AND AGE                                SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   --------------------------------------------------------------------
Christian Gunther                 Since 2011          Vice President of all the DFA Entities. Senior Trader for
Vice President                                        Dimensional Fund Advisors LP (since 2012). Formerly, Senior
Age: 37                                               Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for
                                                      Dimensional Fund Advisors Ltd. (2008-2009); Trader for
                                                      Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner                    Since 2007          Vice President of all the DFA Entities. Regional Director of
Vice President                                        Dimensional (since June 1998).
Age: 44

Julie C. Henderson                Since 2005          Vice President and Fund Controller of all the DFA Entities and
Vice President and Fund                               Dimensional Cayman Commodity Fund I Ltd. and Dimensional
Controller                                            Japan Ltd.
Age: 38

Kevin B. Hight                    Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 44

Christine W. Ho                   Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 44

Michael C. Horvath                Since 2011          Vice President of all the DFA Entities. Formerly, Managing
Vice President                                        Director, Co-Head Global Consultant Relations at BlackRock
Age: 52                                               (2004-2011).

Jeff J. Jeon                      Since 2004          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                        Commodity Fund I Ltd.
Age: 38

Stephen W. Jones                  Since 2012          Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                        for Dimensional Fund Advisors LP (October 2008-January 2012);
Age: 44                                               General Manager at Intereity Investments (March 2007-October
                                                      2008).

Patrick M. Keating                Since 2003          Vice President and Chief Operating Officer of all the DFA Entities,
Vice President and Chief                              Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
Operating Officer                                     Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
Age: 57                                               Ltd., Dimensional Hong Kong Limited and Dimensional Retirement
                                                      Plan Services LLC. Director, Vice President and Chief Privacy
                                                      Officer of Dimensional Fund Advisors Canada ULC. Director of
                                                      DFA Australia Limited, Dimensional Fund Advisors Ltd.,
                                                      Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                      Dimensional Fund Advisors Pte. Ltd. Director and Vice President
                                                      of Dimensional Hong Kong Limited.

Glenn E. Kemp                     Since 2012          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional Fund Advisors LP (April 2006-January 2012).
Age: 64

David M. Kershner                 Since 2010          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                        Dimensional (since June 2004).
Age: 41

Seyun Alice Kim                   Since 2012          Vice President of all the DFA Entities. Formerly, Accounting
Vice President                                        Manager for Dimensional Fund Advisors LP (January
Age: 32                                               2006-January 2012).

Timothy R. Kohn                   Since 2011          Vice President of all the DFA Entities. Head of Defined
Vice President                                        Contribution Sales for Dimensional (since August 2010). Formerly,
Age: 41                                               Chief DC Strategist, Barclays Global Investors (2005-2009).

Joseph F. Kolerich                Since 2004          Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                        Dimensional (since January 2012).Formerly, Portfolio Manager for
Age: 40                                               Dimensional (April 2007-January 2012).

Stephen W. Kurad                  Since 2011          Vice President of all the DFA Entities. Regional Director for
Vice President                                        Dimensional (2007-2010).
Age: 43

Michael F. Lane                   Since 2004          Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                        Dimensional SmartNest (US) LLC (since 2012).
Age: 45

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF
AND AGE                                SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   -------------------------------------------------------------------
Francis R. Lao                    Since 2011          Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                        Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                        Since 2005          Vice President of all the DFA Entities. Human Resources Manager
Vice President                                        of Dimensional (since January 2004).
Age: 41

Marlena I. Lee                    Since 2011          Vice President of all the DFA Entities. Formerly, Research
Vice President                                        Associate for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                 Since 2009          Vice President of all the DFA Entities. Regional Director for
Vice President                                        Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                 Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                        Commodity Fund I Ltd. Counsel for Dimensional (since September
Age: 39                                               2006). Formerly, Assistant General Counsel at Castle & Cooke
                                                      (January 2004-September 2006).

Aaron M. Marcus                   Since 2008          Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                       Resources of Dimensional. Formerly, Global Head of Recruiting
Human Resources                                       and Vice President of Goldman Sachs & Co. (June 2006 to
Age: 42                                               January 2008).

David R. Martin                   Since 2007          Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                       DFA Entities. Director, Vice President, Chief Financial Officer and
Officer and Treasurer                                 Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
Age: 55                                               Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                      Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                      Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                      President of Dimensional SmartNest LLC, Dimensional SmartNest
                                                      (US) LLC, Dimensional Cayman Commodity Fund I Ltd. and
                                                      Dimensional Retirement Plan Services LLC. Director of
                                                      Dimensional Funds PLC and Dimensional Funds II PLC. Statutory
                                                      Auditor of Dimensional Japan Ltd.

Catherine L. Newell               Vice President      Vice President and Secretary of all the DFA Entities and
Vice President and Secretary      since 1997          Dimensional Retirement Plan Services LLC (since June 2012).
Age: 48                           and Secretary       Director, Vice President and Secretary of DFA Australia Limited
                                  since 2000          and Dimensional Fund Advisors Ltd. (since February 2002, April
                                                      1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003),
                                                      Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                      Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                      Ltd. (since February 2012), Dimensional Advisors Ltd. (since
                                                      March 2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                      2012) and Dimensional Hong Kong Limited (since August 2012).
                                                      Director, Dimensional Funds PLC and Dimensional Funds II PLC
                                                      (since 2002 and 2006, respectively). Director of Dimensional
                                                      Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                      Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Christian A. Newton               Since 2009          Vice President of all DFA Entities. Web Services Manager
Vice President                                        for Dimensional (since January 2008).
Age: 37                                               Formerly, Design Manager of Dimensional (2005-2008).

Pamela B. Noble                   Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                        Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                               Manager at USAA Investment Management Company
                                                      (2001-2006).

Carolyn L. O                      Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                        Commodity Fund I Ltd. Deputy General Counsel, Funds (since
Age: 38                                               2011). Counsel for Dimensional (2007-2011). Formerly, Associate
                                                      at K&L Gates LLP (January 2004-September 2007).

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF
AND AGE                                 SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   -------------------------------------------------------------------
Gerard K. O'Reilly                Since 2007          Vice President of all the DFA Entities. Formerly, Research
Vice President                                        Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                     Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                        Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                     Since 2010          Vice President of all the DFA Entities. Senior Compliance Officer
Vice President                                        for Dimensional (since January 2008). Formerly, Compliance
Age: 34                                               Officer (February 2006-December 2007) and Compliance Analyst
                                                      (August 2004-January 2006) for Dimensional.

David A. Plecha                   Since 1993          Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                        Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
Age: 51                                               Canada ULC.

Allen Pu                          Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                        Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall               Since 2008          Vice President of all the DFA Entities. Formerly, Research
Vice President                                        Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                               Dimensional (2001-2006).

Savina B. Rizova                  Since 2012          Vice President of all the DFA Entities. Formerly, Research
Vice President                                        Associate for Dimensional Fund Advisors LP (June 2011-January
Age: 31                                               2012); Research Assistant for Dimensional Fund Advisors LP (July
                                                      2004-August 2007).

L. Jacobo Rodriguez               Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                     Since 2010          Vice President of all the DFA Entities. Client Systems Manager for
Vice President                                        Dimensional (since July 2008). Formerly, Senior Manager at
Age: 53                                               Vanguard (November 1997-July 2008).

David E. Schneider                Since 2001          Vice President of all the DFA Entities and Dimensional Fund
Vice President                                        Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                 Since 2010          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                  Since 2009          Vice President of all the DFA Entities. Investment Operations
Vice President                                        Manager for Dimensional (since May 2007). Formerly, Vice
Age: 47                                               President Client and Fund Reporting at Mellon Financial
                                                      (September 2005-May 2007).

Edward R. Simpson                 Since 2007          Vice President of all the DFA Entities. Regional Director of
Vice President                                        Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                    Since 2007          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                   Since 2011          Vice President of all the DFA Entities. Project Manager for
Vice President                                        Dimensional (2007-2010). Formerly, Business Analyst Manager,
Age: 44                                               National Instruments (2003-2007).

Grady M. Smith                    Since 2004          Vice President of all the DFA Entities and Dimensional Fund
Vice President                                        Advisors Canada ULC.
Age: 56

Carl G. Snyder                    Since 2000          Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 64

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF
AND AGE                                SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------   -----------------   --------------------------------------------------------------------
Bradley G. Steiman                Since 2004          Vice President of all the DFA Entities and Director and Vice
Vice President                                        President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                    Since 2012          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional Fund Advisors LP (January 2008-January 2012).
Age: 34

Robert C. Trotter                 Since 2009          Vice President of all the DFA Entities. Senior Manager, Technology
Vice President                                        for Dimensional (since March 2007). Formerly, Director of
Age: 54                                               Technology at AMVESCAP (2002-2007).

Karen E. Umland                   Since 1997          Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                        Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
Age: 46                                               Canada ULC.

Brian J. Walsh                    Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                        Dimensional (since 2004).
Age: 42

Weston J. Wellington              Since 1997          Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                     Since 2007          Vice President of all the DFA Entities. Senior Trader of
Vice President                                        Dimensional (since 2007).
Age: 36

Paul E. Wise                      Since 2005          Vice President of all the DFA Entities. Chief Technology Officer for
Vice President                                        Dimensional (since 2004).
Age: 57

Faith A. Yando                    Since 2011          Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                        President, Global Public Relations at Natixis Global Asset
Age: 50                                               Management (2008-2011); Senior Vice President, Media Relations
                                                      at Bank of America (2007-2008).

Joseph L. Young                   Since 2011          Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                        for Dimensional (2005-2010).
Age: 33

1 Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                             NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

      For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                      QUALIFYING
                              NET                                                    FOR CORPORATE
                          INVESTMENT     SHORT-TERM      LONG-TERM                     DIVIDENDS
DIMENSIONAL                 INCOME      CAPITAL GAIN    CAPITAL GAIN      TOTAL        RECEIVED
INVESTMENT GROUP INC.    DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION(1)
-----------------------  -------------  -------------  -------------  -------------  -------------
DFA International
 Value Portfolio III ..       89%            --             11%             100%          100%
U.S. Large Cap Value
 Portfolio III ........      100%            --             --              100%          100%
Tax-Managed U.S.
 Marketwide Value
 Portfolio II .........      100%            --             --              100%          100%


                         QUALIFYING  FOREIGN    FOREIGN    QUALIFYING    QUALIFYING
DIMENSIONAL               DIVIDEND     TAX       SOURCE     INTEREST      SHORT-TERM
INVESTMENT GROUP INC.    INCOME(2)   CREDIT(3)  INCOME(4)   INCOME(5)  CAPITAL GAIN(6)
-----------------------  ----------  --------   ---------  ----------  ---------------
DFA International
 Value Portfolio III ..     100%         2%        96%         100%         100%
U.S. Large Cap Value
 Portfolio III ........     100%        --         --          100%         100%
Tax-Managed U.S.
 Marketwide Value
 Portfolio II .........     100%        --         --          100%         100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]                                                            DFA103112-008A

                                                             [LOGO] DIMENTIONAL

ANNUAL REPORT

year ended: October 31, 2012

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
        LETTER TO SHAREHOLDERS

        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES                    1

        DIMENSIONAL INVESTMENT GROUP INC.

           Performance Charts......................................   2

           Management's Discussion and Analysis....................   3

           Disclosure of Fund Expenses.............................   6

           Disclosure of Portfolio Holdings........................   8

           Schedules of Investments................................

               DFA International Value Portfolio IV................   9

               Emerging Markets Portfolio II.......................   9

           Statements of Assets and Liabilities....................  10

           Statements of Operations................................  11

           Statements of Changes in Net Assets.....................  12

           Financial Highlights....................................  13

           Notes to Financial Statements...........................  14

           Report of Independent Registered Public Accounting Firm.  20

        THE DFA INVESTMENT TRUST COMPANY

           Performance Charts......................................  21

           Management's Discussion and Analysis....................  22

           Disclosure of Fund Expenses.............................  25

           Disclosure of Portfolio Holdings........................  26

               The DFA International Value Series..................  27

               The Emerging Markets Series.........................  31

           Statements of Assets and Liabilities....................  35

           Statements of Operations................................  36

           Statements of Changes in Net Assets.....................  37

           Financial Highlights....................................  38

           Notes to Financial Statements...........................  39

           Report of Independent Registered Public Accounting Firm.  46

        FUND MANAGEMENT                                              47

        VOTING PROXIES ON FUND PORTFOLIO SECURITIES                  57

        NOTICE TO SHAREHOLDERS                                       58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

 Investment Abbreviations

     ADR     American Depositary Receipt
     FNMA    Federal National Mortgage Association
     GDR     Global Depositary Receipt
     P.L.C.  Public Limited Company

 Investment Footnotes

     +       See Note B to Financial Statements.
     ++      Securities have generally been fair valued. See Note B to
             Financial Statements.
     **      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
     *       Non-Income Producing Securities.
     #       Total or Partial Securities on Loan.
     @       Security purchased with cash proceeds from Securities on Loan.
     (S)     Affiliated Fund.

 FINANCIAL HIGHLIGHTS

     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2002-October 31, 2012

                                                                        DFA            MSCI WORLD
                                                                   INTERNATIONAL         EX USA
BEGIN DATE   END DATE  FUND RETURNS BENCHMARK RETURNS  END DATE  VALUE PORTFOLIO IV INDEX (NET DIV.)
----------  ---------- ------------ ----------------- ---------- ------------------ ----------------
2002-10-31  2002-11-30      5.94%          4.60%       10/2002            10000             10000
2002-11-30  2002-12-31     -2.54%         -3.23%       11/2002      10594.05941       10460.38388
2002-12-31  2003-01-31     -3.42%         -3.81%       12/2002      10325.31825       10122.31597
2003-01-31  2003-02-28     -1.99%         -1.97%       01/2003      9971.711455       9736.633173
2003-02-28  2003-03-31     -2.46%         -1.93%       02/2003      9773.691655       9544.699524
2003-03-31  2003-04-30     10.98%          9.60%       03/2003      9533.239039       9360.754077
2003-04-30  2003-05-31      7.62%          6.20%       04/2003      10579.91513        10259.0855
2003-05-31  2003-06-30      3.11%          2.43%       05/2003      11386.13861       10895.37242
2003-06-30  2003-07-31      4.58%          2.29%       06/2003       11739.7454       11160.05075
2003-07-31  2003-08-31      2.65%          2.58%       07/2003      12277.22772       11416.08512
2003-08-31  2003-09-30      3.82%          3.00%       08/2003      12602.54597       11710.45636
2003-09-30  2003-10-31      7.78%          6.26%       09/2003       13083.4512       12061.78555
2003-10-31  2003-11-30      2.21%          2.27%       10/2003      14101.83876       12817.10429
2003-11-30  2003-12-31      7.51%          7.67%       11/2003      14413.01273       13107.63318
2003-12-31  2004-01-31      2.47%          1.39%       12/2003      15495.04895       14112.72688
2004-01-31  2004-02-29      3.06%          2.30%       01/2004      15877.27976       14309.22909
2004-02-29  2004-03-31      1.53%          0.50%       02/2004      16362.41885        14638.3333
2004-03-31  2004-04-30     -3.01%         -2.62%       03/2004        16612.339       14711.61449
2004-04-30  2004-05-31      1.00%          0.47%       04/2004      16112.49871       14326.52241
2004-05-31  2004-06-30      4.16%          2.31%       05/2004      16274.21174       14393.48999
2004-06-30  2004-07-31     -3.73%         -3.05%       06/2004      16950.46624       14725.88378
2004-07-31  2004-08-31      1.26%          0.42%       07/2004      16318.31529        14276.8102
2004-08-31  2004-09-30      3.20%          2.91%       08/2004      16524.13188       14336.16895
2004-09-30  2004-10-31      3.88%          3.59%       09/2004      17053.37454       14754.05385
2004-10-31  2004-11-30      7.39%          6.65%       10/2004      17714.92786        15284.2776
2004-11-30  2004-12-31      4.99%          4.22%       11/2004      19023.33332       16300.75747
2004-12-31  2005-01-31     -0.98%         -1.97%       12/2004      19973.05715       16989.40669
2005-01-31  2005-02-28      3.95%          4.45%       01/2005      19777.68489       16654.94269
2005-02-28  2005-03-31     -2.49%         -2.27%       02/2005      20559.17396       17395.84581
2005-03-31  2005-04-30     -3.07%         -2.55%       03/2005      20048.20034       17000.98254
2005-04-30  2005-05-31      0.15%          0.18%       04/2005      19432.02626       16567.48433
2005-05-31  2005-06-30      1.54%          1.63%       05/2005      19462.08353       16597.69751
2005-06-30  2005-07-31      4.49%          3.23%       06/2005      19762.65625       16869.00377
2005-07-31  2005-08-31      3.28%          2.76%       07/2005      20649.34577       17413.79488
2005-08-31  2005-09-30      2.82%          4.56%       08/2005      21325.63439       17894.53946
2005-09-30  2005-10-31     -1.51%         -3.23%       09/2005      21926.77983       18711.18961
2005-10-31  2005-11-30      1.81%          2.65%       10/2005      21596.14984       18106.58452
2005-11-30  2005-12-31      4.85%          4.64%       11/2005      21986.89438       18586.07722
2005-12-31  2006-01-31      6.86%          6.32%       12/2005      23052.76071        19447.8385
2006-01-31  2006-02-28      0.96%         -0.34%       01/2006      24634.96803       20677.90796
2006-02-28  2006-03-31      4.20%          3.17%       02/2006      24872.29913        20608.4637
2006-03-31  2006-04-30      5.07%          4.78%       03/2006      25916.55596       21262.03853
2006-04-30  2006-05-31     -4.07%         -3.80%       04/2006      27229.78804       22278.72975
2006-05-31  2006-06-30     -0.61%         -0.13%       05/2006      26122.24291       21432.31082
2006-06-30  2006-07-31      1.52%          0.94%       06/2006      25964.02217        21404.7152
2006-07-31  2006-08-31      3.42%          2.84%       07/2006        26359.574       21605.26571
2006-08-31  2006-09-30      1.39%         -0.08%       08/2006      27261.43218       22219.30598
2006-09-30  2006-10-31      4.46%          3.95%       09/2006      27641.16194       22201.41652
2006-10-31  2006-11-30      3.29%          2.98%       10/2006      28875.28366       23078.81278
2006-11-30  2006-12-31      3.89%          2.87%       11/2006      29824.60806       23766.23179
2006-12-31  2007-01-31      1.91%          0.61%       12/2006      30983.96005       24447.67862
2007-01-31  2007-02-28     -0.10%          0.80%       01/2007      31577.26992       24596.81523
2007-02-28  2007-03-31      3.24%          2.56%       02/2007      31544.30826       24793.58307
2007-03-31  2007-04-30      5.01%          4.55%       03/2007      32566.11971       25428.87548
2007-04-30  2007-05-31      3.42%          2.22%       04/2007      34197.72187       26585.83302
2007-05-31  2007-06-30     -0.70%          0.10%       05/2007      35367.86078       27176.22708
2007-06-30  2007-07-31     -2.82%         -1.38%       06/2007      35120.64834        27203.4992
2007-07-31  2007-08-31     -1.11%         -1.45%       07/2007      34131.79855       26827.45133
2007-08-31  2007-09-30      5.22%          5.68%       08/2007      33752.73946       26439.13227
2007-09-30  2007-10-31      4.87%          4.35%       09/2007      35516.18826       27941.23223
2007-10-31  2007-11-30     -6.06%         -3.91%       10/2007      37246.67539        29155.8544
2007-11-30  2007-12-31     -2.19%         -1.88%       11/2007      34988.80171       28015.69869
2007-12-31  2008-01-31     -8.10%         -9.02%       12/2007      34222.63615       27489.05893
2008-01-31  2008-02-29     -1.27%          1.81%       01/2008      31450.65492       25010.60702
2008-02-29  2008-03-31      1.24%         -1.43%       02/2008       31049.6765       25463.85563
2008-03-31  2008-04-30      4.44%          5.56%       03/2008      31433.22108       25100.36419
2008-04-30  2008-05-31      0.05%          1.52%       04/2008      32827.92861       26495.58367
2008-05-31  2008-06-30     -9.87%         -7.78%       05/2008      32845.36245         26897.647
2008-06-30  2008-07-31     -2.89%         -3.56%       06/2008      29602.66743       24806.01124
2008-07-31  2008-08-31     -4.18%         -3.87%       07/2008      28748.40906       23923.25865
2008-08-31  2008-09-30    -11.65%        -14.44%       08/2008      27545.47382       22998.07514
2008-09-30  2008-10-31    -25.07%        -20.80%       09/2008      24337.64649       19677.65227
2008-10-31  2008-11-30     -6.12%         -5.42%       10/2008      18235.80103       15584.31425
2008-11-30  2008-12-31      7.54%          5.27%       11/2008        17120.035        14739.1788
2008-12-31  2009-01-31    -13.82%         -9.33%       12/2008      18411.54314       15516.16027
2009-01-31  2009-02-28    -12.35%        -10.12%       01/2009      15867.47115       14068.39209
2009-02-28  2009-03-31     10.98%          6.59%       02/2009      13907.59348       12644.22388
2009-03-31  2009-04-30     18.44%         12.90%       03/2009      15434.03667       13477.42184
2009-04-30  2009-05-31     14.85%         12.65%       04/2009      18279.62829       15215.45069
2009-05-31  2009-06-30     -1.53%         -1.04%       05/2009      20993.30506       17139.69107
2009-06-30  2009-07-31     11.85%          9.39%       06/2009      20672.94044        16962.2042
2009-07-31  2009-08-31      5.70%          4.79%       07/2009      23122.78753       18554.91583
2009-08-31  2009-09-30      5.17%          4.13%       08/2009      24441.93597       19444.16669
2009-09-30  2009-10-31     -4.03%         -1.61%       09/2009      25704.54946        20246.4017
2009-10-31  2009-11-30      2.98%          2.47%       10/2009       24668.0757       19921.38374
2009-11-30  2009-12-31      1.18%          1.59%       11/2009      25403.02983       20414.28949
2009-12-31  2010-01-31     -5.81%         -4.69%       12/2009      25704.03578       20739.71496
2010-01-31  2010-02-28      0.32%         -0.10%       01/2010      24211.41832       19767.55316
2010-02-28  2010-03-31      7.98%          6.44%       02/2010      24288.95688       19747.74296
2010-03-31  2010-04-30     -1.70%         -1.49%       03/2010      26227.42111       21018.97237
2010-04-30  2010-05-31    -11.73%        -11.03%       04/2010      25781.57433        20705.5737
2010-05-31  2010-06-30     -1.79%         -1.45%       05/2010      22757.57013       18420.71863
2010-06-30  2010-07-31     12.49%          9.24%       06/2010      22350.49263       18154.24072
2010-07-31  2010-08-31     -4.86%         -2.99%       07/2010      25141.88113       19832.15152
2010-08-31  2010-09-30     10.70%          9.59%       08/2010      23920.64866       19239.37361
2010-09-30  2010-10-31      3.51%          3.56%       09/2010      26479.42145       21084.94731
2010-10-31  2010-11-30     -5.02%         -4.23%       10/2010      27409.88429       21836.08012
2010-11-30  2010-12-31      9.32%          8.05%       11/2010      26033.57468       20911.33371
2010-12-31  2011-01-31      4.26%          2.15%       12/2010      28460.70914       22595.14698
2011-01-31  2011-02-28      3.35%          3.71%       01/2011      29673.07175       23081.88961
2011-02-28  2011-03-31     -2.79%         -2.00%       02/2011      30666.81159       23937.75502
2011-03-31  2011-04-30      5.33%          5.45%       03/2011      29812.19533       23458.22183
2011-04-30  2011-05-31     -3.61%         -2.96%       04/2011      31402.17908       24735.79508
2011-05-31  2011-06-30     -1.38%         -1.42%       05/2011      30269.31566       24002.51829
2011-06-30  2011-07-31     -3.20%         -1.65%       06/2011      29851.94493        23660.6711
2011-07-31  2011-08-31    -10.73%         -8.45%       07/2011      28897.95468       23270.36799
2011-08-31  2011-09-30    -10.86%        -10.04%       08/2011      25797.48636       21303.01857
2011-09-30  2011-10-31      9.51%          9.73%       09/2011         22995.14       19163.70779
2011-10-31  2011-11-30     -3.24%         -4.62%       10/2011      25181.36766       21027.44381
2011-11-30  2011-12-31     -2.75%         -1.09%       11/2011      24366.50099       20055.70845
2011-12-31  2012-01-31      6.77%          5.40%       12/2011      23695.70166       19836.86573
2012-01-31  2012-02-29      5.19%          5.50%       01/2012      25299.01364       20907.86348
2012-02-29  2012-03-31     -0.78%         -0.74%       02/2012      26610.81435       22057.34745
2012-03-31  2012-04-30     -3.55%         -1.70%       03/2012      26402.59201       21894.09324
2012-04-30  2012-05-31    -12.35%        -11.40%       04/2012       25465.5915       21522.48712
2012-05-31  2012-06-30      7.00%          6.55%       05/2012      22321.43425        19068.8287
2012-06-30  2012-07-31     -0.35%          1.25%       06/2012      23883.10176       20318.28267
2012-07-31  2012-08-31      4.11%          2.85%       07/2012      23799.81282       20571.27444
2012-08-31  2012-09-30      3.53%          3.04%       08/2012       24778.4578       21158.19849
2012-09-30  2012-10-31      1.30%          0.70%       09/2012       25652.9916       21800.59481
                                                      10/31/2012    25986.14733       21953.36604

         ONE YEAR                 FIVE YEARS                TEN YEARS
         --------                 ----------                ---------
          3.20%                     -6.95%                    10.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2002-OCTOBER 31, 2012

                                                                     MSCI EMERGING
                        FUND   BENCHMARK            EMERGING MARKETS MARKETS INDEX
BEGIN DATE   END DATE  RETURNS  RETURNS   END DATE    PORTFOLIO II    (NET DIV.)
----------  ---------- ------- --------- ---------- ---------------- -------------
2002-10-31  2002-11-30   7.73%    6.88%   10/2002           10000           10000
2002-11-30  2002-12-31  -4.03%   -3.33%   11/2002     10772.72727     10688.20463
2002-12-31  2003-01-31  -0.15%   -0.44%   12/2002     10338.80849     10332.68124
2003-01-31  2003-02-28  -1.64%   -2.81%   01/2003     10323.40043     10287.11002
2003-02-28  2003-03-31  -1.67%   -2.86%   02/2003     10153.91177     9998.077641
2003-03-31  2003-04-30  13.73%    8.89%   03/2003     9984.423103     9712.550745
2003-04-30  2003-05-31   7.33%    7.15%   04/2003     11355.74047     10576.25547
2003-05-31  2003-06-30   3.92%    5.67%   05/2003     12187.77573     11332.42116
2003-06-30  2003-07-31   2.07%    6.22%   06/2003      12665.4256      11974.8284
2003-07-31  2003-08-31   4.53%    6.69%   07/2003     12927.36263     12719.45993
2003-08-31  2003-09-30   4.56%    0.73%   08/2003     13512.86892     13570.61278
2003-09-30  2003-10-31   7.63%    8.51%   09/2003     14129.19133     13669.44466
2003-10-31  2003-11-30  -0.91%    1.22%   10/2003     15207.75556     14832.47204
2003-11-30  2003-12-31  10.55%    7.24%   11/2003     15069.08302     15012.94766
2003-12-31  2004-01-31   1.97%    3.49%   12/2003     16659.46956      16099.9853
2004-01-31  2004-02-29   4.42%    4.59%   01/2004     16988.27488     16662.21886
2004-02-29  2004-03-31   0.71%    1.25%   02/2004      17739.8299     17426.29823
2004-03-31  2004-04-30  -6.40%   -8.19%   03/2004     17865.08907      17644.0921
2004-04-30  2004-05-31  -1.22%   -2.00%   04/2004     16722.09914     16199.38255
2004-05-31  2004-06-30   1.71%    0.43%   05/2004     16518.55299     15876.20003
2004-06-30  2004-07-31  -0.09%   -1.83%   06/2004     16800.38612     15943.82184
2004-07-31  2004-08-31   2.80%    4.15%   07/2004     16784.72872     15651.96247
2004-08-31  2004-09-30   5.72%    5.77%   08/2004     17254.45061     16301.04143
2004-09-30  2004-10-31   2.83%    2.39%   09/2004     18240.86657     17241.52745
2004-10-31  2004-11-30   8.76%    9.26%   10/2004     18757.56064     17653.47774
2004-11-30  2004-12-31   6.52%    4.80%   11/2004     20401.58724      19287.7093
2004-12-31  2005-01-31   0.81%    0.25%   12/2004     21731.98707     20214.06032
2005-01-31  2005-02-28   7.42%    8.72%   01/2005      21907.3736     20265.39862
2005-02-28  2005-03-31  -6.84%   -6.61%   02/2005     23533.68518     22033.51685
2005-03-31  2005-04-30  -2.40%   -2.68%   03/2005     21923.31784     20577.38623
2005-04-30  2005-05-31   2.98%    3.48%   04/2005     21397.15821     20024.99063
2005-05-31  2005-06-30   2.97%    3.40%   05/2005     22034.92745     20722.01549
2005-06-30  2005-07-31   6.47%    6.99%   06/2005     22688.64094     21426.05132
2005-07-31  2005-08-31   0.66%    0.86%   07/2005      24155.5102     22923.68229
2005-08-31  2005-09-30   8.00%    9.31%   08/2005     24314.95251      23119.9891
2005-09-30  2005-10-31  -5.04%   -6.54%   09/2005     26260.14871     25272.80535
2005-10-31  2005-11-30   7.35%    8.27%   10/2005     24936.77752     23620.93331
2005-11-30  2005-12-31   5.77%    5.91%   11/2005      26770.3641       25574.955
2005-12-31  2006-01-31   9.55%   11.17%   12/2005     28313.79874     27086.60788
2006-01-31  2006-02-28  -0.26%   -0.12%   01/2006     31018.93875      30111.9491
2006-02-28  2006-03-31   1.38%    0.88%   02/2006     30936.96481     30076.21583
2006-03-31  2006-04-30   6.01%    7.12%   03/2006      31363.2293     30341.27525
2006-04-30  2006-05-31 -11.59%  -10.48%   04/2006     33248.62992     32501.78094
2006-05-31  2006-06-30  -0.11%   -0.24%   05/2006     29395.85475     29096.49107
2006-06-30  2006-07-31   1.84%    1.43%   06/2006     29363.06517     29025.36378
2006-07-31  2006-08-31   3.13%    2.55%   07/2006     29904.09317     29440.93262
2006-08-31  2006-09-30   1.38%    0.83%   08/2006     30838.59609     30191.10507
2006-09-30  2006-10-31   5.98%    4.75%   09/2006     31264.86057     30442.48182
2006-10-31  2006-11-30   6.38%    7.43%   10/2006      33133.8664     31887.98293
2006-11-30  2006-12-31   4.01%    4.50%   11/2006     35248.79404     34258.36502
2006-12-31  2007-01-31   1.51%   -1.08%   12/2006     36662.45668     35800.88873
2007-01-31  2007-02-28  -1.53%   -0.59%   01/2007      37214.4006     35415.39915
2007-02-28  2007-03-31   4.52%    3.98%   02/2007     36645.73111     35205.20002
2007-03-31  2007-04-30   6.42%    4.63%   03/2007     38301.56285     36607.13479
2007-04-30  2007-05-31   6.69%    4.95%   04/2007     40760.22213     38301.93602
2007-05-31  2007-06-30   1.62%    4.69%   05/2007     43486.49058     40199.01976
2007-06-30  2007-07-31   2.38%    5.28%   06/2007     44188.96466     42083.39264
2007-07-31  2007-08-31  -1.70%   -2.13%   07/2007     45242.67577     44303.84785
2007-08-31  2007-09-30   8.80%   11.04%   08/2007     44473.29941      43362.3024
2007-09-30  2007-10-31  10.96%   11.15%   09/2007     48387.08356     48150.94986
2007-10-31  2007-11-30  -6.51%   -7.09%   10/2007      53689.0903     53520.78318
2007-11-30  2007-12-31  -0.42%    0.35%   11/2007     50193.44547     49726.86787
2007-12-31  2008-01-31  -8.73%  -12.48%   12/2007     49984.60562     49901.25085
2008-01-31  2008-02-29   3.21%    7.38%   01/2008     45623.30397      43673.8733
2008-02-29  2008-03-31  -3.11%   -5.29%   02/2008     47088.42874     46897.54641
2008-03-31  2008-04-30   7.13%    8.12%   03/2008     45623.30397     44415.76252
2008-04-30  2008-05-31   0.56%    1.86%   04/2008     48877.24388     48020.26653
2008-05-31  2008-06-30 -10.26%   -9.97%   05/2008     49149.82522     48911.10737
2008-06-30  2008-07-31  -1.31%   -3.77%   06/2008     44107.07019     44032.83828
2008-07-31  2008-08-31  -5.95%   -7.99%   07/2008     43527.83481     42371.91524
2008-08-31  2008-09-30 -13.90%  -17.50%   08/2008     40938.31196     38987.53211
2008-09-30  2008-10-31 -26.34%  -27.37%   09/2008     35248.17622     32164.58346
2008-10-31  2008-11-30  -9.06%   -7.53%   10/2008     25963.37388     23361.83389
2008-11-30  2008-12-31   7.85%    7.80%   11/2008     23612.35971     21603.22571
2008-12-31  2009-01-31  -7.72%   -6.46%   12/2008     25465.38262     23288.18785
2009-01-31  2009-02-28  -6.45%   -5.64%   01/2009     23499.57051     21784.22273
2009-02-28  2009-03-31  14.36%   14.37%   02/2009     21984.63273     20555.33038
2009-03-31  2009-04-30  14.85%   16.64%   03/2009     25140.75309     23509.27602
2009-04-30  2009-05-31  17.05%   17.09%   04/2009     28873.99259     27421.45939
2009-05-31  2009-06-30  -0.91%   -1.35%   05/2009     33797.54036     32106.85072
2009-06-30  2009-07-31  11.47%   11.24%   06/2009     33490.94581     31674.35664
2009-07-31  2009-08-31   0.34%   -0.36%   07/2009     37332.39517     35236.07119
2009-08-31  2009-09-30   8.81%    9.08%   08/2009     37458.63998     35109.92688
2009-09-30  2009-10-31  -2.08%    0.12%   09/2009     40759.04015      38296.8602
2009-10-31  2009-11-30   5.96%    4.30%   10/2009     39911.39639     38344.23233
2009-11-30  2009-12-31   3.58%    3.95%   11/2009     42292.01289     39991.33055
2009-12-31  2010-01-31  -5.41%   -5.58%   12/2009     43806.30904     41570.63621
2010-01-31  2010-02-28   1.20%    0.35%   01/2010      41434.9226     39252.15628
2010-02-28  2010-03-31   8.33%    8.07%   02/2010     41931.25929      39390.3133
2010-03-31  2010-04-30   0.61%    1.21%   03/2010     45423.99899      42570.3986
2010-04-30  2010-05-31  -9.29%   -8.80%   04/2010     45699.74159     43086.13887
2010-05-31  2010-06-30   0.13%   -0.74%   05/2010     41453.30543      39296.4307
2010-06-30  2010-07-31   8.81%    8.33%   06/2010     41508.45394     39007.56331
2010-07-31  2010-08-31  -2.32%   -1.94%   07/2010     45166.63921     42255.92483
2010-08-31  2010-09-30  11.37%   11.11%   08/2010      44118.8173     41435.27509
2010-09-30  2010-10-31   2.99%    2.90%   09/2010     49137.33276     46039.95583
2010-10-31  2010-11-30  -2.25%   -2.64%   10/2010        50607.96     47376.79589
2010-11-30  2010-12-31   8.15%    7.14%   11/2010     49468.22388     46126.15023
2010-12-31  2011-01-31  -2.60%   -2.71%   12/2010     53501.01176     49417.68963
2011-01-31  2011-02-28  -0.72%   -0.93%   01/2011     52110.88715     48076.93112
2011-02-28  2011-03-31   5.56%    5.88%   02/2011      51735.1778     47628.60177
2011-03-31  2011-04-30   3.47%    3.10%   03/2011     54609.35434     50428.86654
2011-04-30  2011-05-31  -2.76%   -2.62%   04/2011     56506.68657     51993.18073
2011-05-31  2011-06-30  -1.26%   -1.54%   05/2011     54947.49276     50629.43612
2011-06-30  2011-07-31  -0.80%   -0.44%   06/2011     54252.43047     49850.56795
2011-07-31  2011-08-31  -8.10%   -8.94%   07/2011     53820.36472     49629.16113
2011-08-31  2011-09-30 -15.12%  -14.58%   08/2011     49462.13624     45194.09196
2011-09-30  2011-10-31  12.48%   13.25%   09/2011     41985.52014     38605.04085
2011-10-31  2011-11-30  -3.46%   -6.66%   10/2011     47226.66559     43718.55662
2011-11-30  2011-12-31  -2.92%   -1.21%   11/2011     45592.32991     40804.88147
2011-12-31  2012-01-31  10.70%   11.34%   12/2011     44262.30144     40313.07288
2012-01-31  2012-02-29   5.41%    5.99%   01/2012     48999.85664     44885.64739
2012-02-29  2012-03-31  -2.62%   -3.34%   02/2012     51649.02015     47574.28607
2012-03-31  2012-04-30  -1.77%   -1.20%   03/2012     50295.43296     45986.28864
2012-04-30  2012-05-31 -10.80%  -11.21%   04/2012     49405.93281     45436.70648
2012-05-31  2012-06-30   4.96%    3.86%   05/2012     44068.93185     40341.21113
2012-06-30. 2012-07-31   0.79%    1.95%   06/2012     46254.00833     41898.19616
2012-07-31. 2012-08-31   0.66%   -0.33%   07/2012     46621.41057     42715.46911
2012-08-31. 2012-09-30   5.56%    6.03%   08/2012     46930.80194     42573.22844
2012-09-30. 2012-10-31  -0.51%   -0.61%   09/2012     49541.29154     45142.17877
                                         10/31/2012   49289.91105      44868.1269

         ONE YEAR                 FIVE YEARS                TEN YEARS
         --------                 ----------                ---------
          4.37%                     -1.70%                    17.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                        LOCAL
    TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET    CURRENCY U.S. DOLLAR
    CAP                                                 RETURN    RETURN
    -----------------------------------------------    -------- -----------
    United Kingdom....................................   8.61%      8.41%
    Japan.............................................  -0.86%     -3.28%
    Canada............................................   3.34%      2.69%
    France............................................  10.04%      2.23%
    Australia.........................................  10.20%      7.71%
    Switzerland.......................................  17.41%      9.79%
    Germany...........................................  18.18%      9.79%
    Spain.............................................  -6.40%    -13.04%
    Sweden............................................   9.26%      6.47%
    Hong Kong.........................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................   7.71%      7.92%
    South Korea.......................................   1.71%      3.35%
    Brazil............................................   4.65%    -12.68%
    Taiwan............................................  -1.78%      0.59%
    South Africa......................................  17.70%      6.84%
    India.............................................   5.24%     -4.73%
    Russia............................................  -1.42%     -4.50%
    Mexico............................................  16.32%     17.03%
    Malaysia..........................................  11.39%     12.19%
    Indonesia.........................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

MASTER-FEEDER STRUCTURE

   The Portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO IV

   The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 3.20% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets Portfolio II seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 970 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.37% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Master Fund and the Index were the primary reason for the Portfolio's outperformance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/12  10/31/12    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 DFA INTERNATIONAL VALUE PORTFOLIO IV
 Actual Fund Return................... $1,000.00 $1,020.44    0.28%    $1.42
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.73    0.28%    $1.42

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/12  10/31/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     EMERGING MARKETS PORTFOLIO II
     Actual Fund Return............ $1,000.00 $  997.65    0.37%    $1.86
     Hypothetical 5% Annual Return. $1,000.00 $1,023.28    0.37%    $1.88
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $252,976,955
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $237,373,135)............................... $252,976,955
                                                              ============

Summary of the Portfolio's Master Fund's Investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $114,669,256
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $39,794,380)................................ $114,669,256
                                                              ============

Summary of the Portfolio's Master Fund's Investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                            DFA INTERNATIONAL  EMERGING MARKETS
                                            VALUE PORTFOLIO IV   PORTFOLIO II
                                            ------------------ ----------------
 ASSETS:
 Investment in Affiliated Investment
   Company at Value........................    $    252,977      $    114,669
 Receivables:
    Affiliated Investment Company Sold.....           1,843               229
    Fund Shares Sold.......................              --               131
 Prepaid Expenses and Other Assets.........               9                --
                                               ------------      ------------
        Total Assets.......................         254,829           115,029
                                               ------------      ------------
 LIABILITIES:
 Payables:
    Fund Shares Redeemed...................           1,843               360
    Due to Advisor.........................               7                15
 Accrued Expenses and Other Liabilities....              16                 8
                                               ------------      ------------
        Total Liabilities..................           1,866               383
                                               ------------      ------------
 NET ASSETS                                    $    252,963      $    114,646
                                               ============      ============
 SHARES OUTSTANDING, $0.01 PAR VALUE (1)...      20,269,491         4,498,086
                                               ============      ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE.........................    $      12.48      $      25.49
                                               ============      ============
 Investment in Affiliated Investment
   Company at Cost.........................    $    237,373      $     39,794
                                               ------------      ------------
 NET ASSETS CONSIST OF:
 Paid-In Capital...........................    $    272,468      $     98,145
 Undistributed Net Investment Income
   (Distributions in Excess of Net
   Investment Income)......................           9,278             2,334
 Accumulated Net Realized Gain (Loss)......         (44,411)          (60,709)
 Net Unrealized Foreign Exchange Gain
   (Loss)..................................              24                 1
 Net Unrealized Appreciation (Depreciation)          15,604            74,875
                                               ------------      ------------
 NET ASSETS................................    $    252,963      $    114,646
                                               ============      ============
 (1) NUMBER OF SHARES AUTHORIZED...........     300,000,000       300,000,000
                                               ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                            DFA INTERNATIONAL  EMERGING MARKETS
                                            VALUE PORTFOLIO IV   PORTFOLIO II
                                            ------------------ ----------------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes
      Withheld of $891 and $397,
      respectively)........................      $ 11,204          $ 3,061
    Income from Securities Lending.........           573              228
    Expenses Allocated from Affiliated
      Investment Company...................          (689)            (236)
                                                 --------          -------
           Total Investment Income.........        11,088            3,053
                                                 --------          -------
 EXPENSES
    Administrative Services Fees...........            80              182
    Accounting & Transfer Agent Fees.......            15               14
    Filing Fees............................            19               18
    Shareholders' Reports..................             8                3
    Directors'/Trustees' Fees &
      Expenses.............................             3                1
    Audit Fees.............................             3                2
    Legal Fees.............................             5                2
    Other..................................             3                2
                                                 --------          -------
           Total Expenses..................           136              224
                                                 --------          -------
    NET INVESTMENT INCOME (LOSS)...........        10,952            2,829
                                                 --------          -------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold.........        17,841            2,877
        Foreign Currency Transactions......           (53)             (28)
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities..............       (21,176)          (1,136)
        Translation of Foreign
          Currency Denominated Amounts.....            (7)               2
                                                 --------          -------
    NET REALIZED AND UNREALIZED GAIN
      (LOSS)...............................        (3,395)           1,715
                                                 --------          -------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     $  7,557          $ 4,544
                                                 ========          =======
--------
   Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL   EMERGING MARKETS
                                        VALUE PORTFOLIO IV     PORTFOLIO II
                                        ------------------  ------------------
                                          YEAR      YEAR      YEAR      YEAR
                                         ENDED     ENDED      ENDED    ENDED
                                        OCT. 31,  OCT. 31,   OCT 31,  OCT. 31,
                                          2012      2011      2012      2011
                                        --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income (Loss)........ $ 10,952  $ 12,254  $  2,829  $  3,409
   Net Realized Gain (Loss) on:........
       Investment Securities
         Sold..........................   17,841    13,017     2,877     8,578
       Foreign Currency
         Transactions..................      (53)       34       (28)      (61)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities...........  (21,176)  (52,965)   (1,136)  (20,798)
       Translation of Foreign
         Currency Denominated
         Amounts.......................       (7)      (37)        2        (6)
   Change in Deferred Thailand
     Capital Gains Tax.................       --        --        --       136
                                        --------  --------  --------  --------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations............    7,557   (27,697)    4,544    (8,742)
                                        --------  --------  --------  --------
Distributions From:
   Net Investment Income...............  (12,847)   (8,815)   (3,260)   (3,370)
                                        --------  --------  --------  --------
          Total Distributions..........  (12,847)   (8,815)   (3,260)   (3,370)
                                        --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.......................   24,063    31,290    14,540    16,907
   Shares Issued in Lieu of
     Cash Distributions................   12,847     8,815     3,260     3,370
   Shares Redeemed.....................  (87,131)  (48,655)  (30,445)  (38,249)
                                        --------  --------  --------  --------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions...............  (50,221)   (8,550)  (12,645)  (17,972)
                                        --------  --------  --------  --------
          Total Increase
            (Decrease) in Net
            Assets.....................  (55,511)  (45,062)  (11,361)  (30,084)
NET ASSETS
   Beginning of Period.................  308,474   353,536   126,007   156,091
                                        --------  --------  --------  --------
   End of Period....................... $252,963  $308,474  $114,646  $126,007
                                        ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................    1,950     2,153       577       614
   Shares Issued in Lieu of
     Cash Distributions................    1,151       630       143       123
   Shares Redeemed.....................   (7,170)   (3,444)   (1,234)   (1,395)
                                        --------  --------  --------  --------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed...................   (4,069)     (661)     (514)     (658)
                                        ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT
  INCOME).............................. $  9,278  $ 11,191  $  2,334  $  2,789

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA INTERNATIONAL VALUE PORTFOLIO IV
                                             ---------------------------------------------------------------------------

                                               YEAR       YEAR      YEAR      YEAR       PERIOD         YEAR      YEAR
                                              ENDED      ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED
                                             OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,
                                               2012       2011      2010      2009    OCT. 31, 2008     2007      2006
                                             --------  --------   --------  --------  -------------   --------  --------
Net Asset Value, Beginning of Period........ $  12.67  $  14.14   $  13.09  $  10.46    $  21.23      $  18.85  $  14.63
                                             --------  --------   --------  --------    --------      --------  --------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........     0.45      0.49       0.33      0.34        0.62          0.63      0.57
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............    (0.11)    (1.61)      1.09      3.05      (10.29)         2.53      4.41
                                             --------  --------   --------  --------    --------      --------  --------
       Total from Investment Operations.....     0.34     (1.12)      1.42      3.39       (9.67)         3.16      4.98
Less Distributions
   Net Investment Income....................    (0.53)    (0.35)     (0.37)    (0.76)      (0.64)        (0.48)    (0.36)
   Net Realized Gains.......................       --        --         --        --       (0.46)        (0.30)    (0.40)
                                             --------  --------   --------  --------    --------      --------  --------
       Total Distributions..................    (0.53)    (0.35)     (0.37)    (0.76)      (1.10)        (0.78)    (0.76)
Net Asset Value, End of Period.............. $  12.48  $12.67 $      14.14  $  13.09    $  10.46      $  21.23  $  18.85
                                             ========  ========   ========  ========    ========      ========  ========
Total Return................................     3.20%    (8.13)%    11.12%    35.27%     (47.88)%(C)    17.32%    35.65%
Net Assets, End of Period (thousands)....... $252,963  $308,474   $353,536  $349,042    $303,822      $729,621  $565,255
Ratio of Expenses to Average Net Assets
  (D).......................................     0.28%     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............     0.28%     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%
Ratio of Net Investment Income to
  Average Net
Assets......................................     3.76%     3.45%      2.52%     3.28%       3.93%(B)      3.07%     3.42%

                                                                   EMERGING MARKETS PORTFOLIO II
                                             ------------------------------------------------------------------------
                                                                                         PERIOD
                                               YEAR       YEAR      YEAR      YEAR      DEC. 1,       YEAR      YEAR
                                              ENDED      ENDED     ENDED     ENDED      2007 TO      ENDED     ENDED
                                             OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,    NOV. 30,  NOV. 30,
                                               2012       2011      2010      2009        2008        2007      2006
                                             --------  --------   --------  --------  --------      --------  --------
Net Asset Value, Beginning of Period........ $  25.14  $  27.53   $  22.13  $  15.24  $  30.01      $  21.50  $ 16.79
                                             --------  --------   --------  --------  --------      --------  -------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........     0.58      0.63       0.48      0.41      0.68          0.53     0.45
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     0.44     (2.42)      5.37      7.29    (14.92)         8.42     4.74
                                             --------  --------   --------  --------  --------      --------  -------
       Total from Investment Operations.....     1.02     (1.79)      5.85      7.70    (14.24)         8.95     5.19
Less Distributions
   Net Investment Income....................    (0.67)    (0.60)     (0.45)    (0.81)    (0.31)        (0.44)   (0.48)
   Net Realized Gains.......................       --        --         --        --     (0.22)           --       --
                                             --------  --------   --------  --------  --------      --------  -------
       Total Distributions..................    (0.67)    (0.60)     (0.45)    (0.81)    (0.53)        (0.44)   (0.48)
Net Asset Value, End of Period.............. $  25.49  $  25.14   $  27.53  $  22.13  $  15.24      $  30.01  $ 21.50
                                             ========  ========   ========  ========  ========      ========  =======
Total Return................................     4.37%    (6.68)%    26.80%    53.72%   (48.27)%(C)    42.40%   31.67%
Net Assets, End of Period (thousands)....... $114,646  $126,007   $156,091  $142,206  $112,592      $310,627  $62,633
Ratio of Expenses to Average Net Assets
  (D).......................................     0.38%     0.39%      0.37%     0.39%     0.35%(B)      0.39%    0.35%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............     0.38%     0.39%      0.37%     0.39%     0.35%(B)      0.43%    0.74%
Ratio of Net Investment Income to
  Average Net
Assets......................................     2.33%     2.28%      2.00%     2.42%     2.82%(B)      2.13%    2.38%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 3% and 4% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in the Security Valuation note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustrees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $12
                   Emerging Markets Portfolio II........   5

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               INCREASE       INCREASE
                                              (DECREASE)     (DECREASE)
                                            UNDISTRIBUTED   ACCUMULATED
                                            NET INVESTMENT  NET REALIZED
                                                INCOME     GAINS (LOSSES)
                                            -------------- --------------
      DFA International Value Portfolio IV.      $(18)          $18
      Emerging Markets Portfolio II........       (24)           24

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                             INCOME
                                         AND SHORT-TERM   LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- -------
   DFA International Value Portfolio IV
   2011.................................    $ 8,815          --       $ 8,815
   2012.................................     12,847          --        12,847
   Emerging Markets Portfolio II
   2011.................................      3,370          --         3,370
   2012.................................      3,260          --         3,260

   At October 31, 2012, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED
                              NET                                   TOTAL NET
                          INVESTMENT                              DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                         CAPITAL GAINS CAPITAL GAINS CARRYFORWARD    LOSSES)
                         ------------- ------------- ------------ -------------
DFA International Value
  Portfolio IV..........    $9,422          --         $(44,366)    $(34,944)
Emerging Markets
  Portfolio II..........     2,340          --          (60,688)     (58,348)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II had capital loss carryforwards of $44,366 and $60,688 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $17,839 and $2,900 (in thousands), respectively.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                            FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                            TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            -------- ------------ -------------- --------------
DFA International Value
  Portfolio IV............. $237,547   $64,107       $(48,677)      $15,430
Emerging Markets Portfolio
  II.......................   39,815    74,875            (21)       74,854

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit.

The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. OTHER:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 DFA International Value Portfolio IV..............      1            100%
 Emerging Markets Portfolio II.....................      2            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV and Emerging Markets Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2002-October 31, 2012

                                                                       MSCI WORLD
                        FUND   BENCHMARK            DFA INTERNATIONAL EX USA INDEX
BEGIN DATE   END DATE  RETURNS  RETURNS   END DATE    VALUE SERIES     (NET DIV.)
----------  ---------- ------- --------- ---------- ----------------- ------------
2002-10-31  2002-11-30   5.98%    4.60%   10/2002            10000          10000
2002-11-30  2002-12-31  -2.54%   -3.23%   11/2002      10597.61676    10460.38388
2002-12-31  2003-01-31  -3.30%   -3.81%   12/2002      10328.44944    10122.31597
2003-01-31  2003-02-28  -2.05%   -1.97%   01/2003      9987.201112    9736.633173
2003-02-28  2003-03-31  -2.37%   -1.93%   02/2003      9782.452114    9544.699524
2003-03-31  2003-04-30  10.98%    9.60%   03/2003      9550.780104    9360.754077
2003-04-30  2003-05-31   7.53%    6.20%   04/2003      10599.31443     10259.0855
2003-05-31  2003-06-30   3.23%    2.43%   05/2003      11397.11229    10895.37242
2003-06-30  2003-07-31   4.52%    2.29%   06/2003      11764.76014    11160.05075
2003-07-31  2003-08-31   2.63%    2.58%   07/2003      12296.37013    11416.08512
2003-08-31  2003-09-30   3.83%    3.00%   08/2003      12619.95882    11710.45636
2003-09-30  2003-10-31   7.88%    6.26%   09/2003      13102.93241    12061.78555
2003-10-31  2003-11-30   2.14%    2.27%   10/2003      14135.84737    12817.10429
2003-11-30  2003-12-31   7.50%    7.67%   11/2003      14438.43632    13107.63318
2003-12-31  2004-01-31   2.56%    1.39%   12/2003      15521.92655    14112.72688
2004-01-31  2004-02-29   3.01%    2.30%   01/2004      15919.32527    14309.22909
2004-02-29  2004-03-31   1.56%    0.50%   02/2004      16398.54138     14638.3333
2004-03-31  2004-04-30  -3.02%   -2.62%   03/2004      16654.53512    14711.61449
2004-04-30  2004-05-31   1.01%    0.47%   04/2004       16151.6243    14326.52241
2004-05-31  2004-06-30   4.13%    2.31%   05/2004       16315.3627    14393.48999
2004-06-30  2004-07-31  -3.69%   -3.05%   06/2004      16989.36133    14725.88378
2004-07-31  2004-08-31   1.30%    0.42%   07/2004      16362.75301     14276.8102
2004-08-31  2004-09-30   3.20%    2.91%   08/2004      16575.56338    14336.16895
2004-09-30  2004-10-31   3.82%    3.59%   09/2004       17105.7883    14754.05385
2004-10-31  2004-11-30   7.43%    6.65%   10/2004      17760.04307     15284.2776
2004-11-30  2004-12-31   4.98%    4.22%   11/2004      19080.44815    16300.75747
2004-12-31  2005-01-31  -1.00%   -1.97%   12/2004      20030.65334    16989.40669
2005-01-31  2005-02-28   3.96%    4.45%   01/2005      19831.34336    16654.94269
2005-02-28  2005-03-31  -2.47%   -2.27%   02/2005      20616.12642    17395.84581
2005-03-31  2005-04-30  -3.04%   -2.55%   03/2005      20107.18718    17000.98254
2005-04-30  2005-05-31   0.13%    0.18%   04/2005      19496.36748    16567.48433
2005-05-31  2005-06-30   1.60%    1.63%   05/2005       19521.2989    16597.69751
2005-06-30  2005-07-31   4.46%    3.23%   06/2005      19834.17061    16869.00377
2005-07-31  2005-08-31   3.29%    2.76%   07/2005      20719.06031    17413.79488
2005-08-31  2005-09-30   2.81%    4.56%   08/2005      21401.68951    17894.53946
2005-09-30  2005-10-31  -1.50%   -3.23%   09/2005      22003.41229    18711.18961
2005-10-31  2005-11-30   1.78%    2.65%   10/2005      21672.91621    18106.58452
2005-11-30  2005-12-31   4.90%    4.64%   11/2005      22058.75235    18586.07722
2005-12-31  2006-01-31   6.83%    6.32%   12/2005      23139.10286     19447.8385
2006-01-31  2006-02-28   0.96%   -0.34%   01/2006      24719.46276    20677.90796
2006-02-28  2006-03-31   4.22%    3.17%   02/2006      24956.51674     20608.4637
2006-03-31  2006-04-30   5.06%    4.78%   03/2006      26010.09001    21262.03853
2006-04-30  2006-05-31  -4.05%   -3.80%   04/2006       27327.0566    22278.72975
2006-05-31  2006-06-30  -0.63%   -0.13%   05/2006      26220.80467    21432.31082
2006-06-30  2006-07-31   1.54%    0.94%   06/2006      26055.79316     21404.7152
2006-07-31  2006-08-31   3.44%    2.84%   07/2006      26457.06307    21605.26571
2006-08-31  2006-09-30   1.38%   -0.08%   08/2006      27366.60821    22219.30598
2006-09-30  2006-10-31   4.44%    3.95%   09/2006      27745.53203    22201.41652
2006-10-31  2006-11-30   3.32%    2.98%   10/2006      28977.76406    23078.81278
2006-11-30  2006-12-31   3.90%    2.87%   11/2006      29940.61772    23766.23179
2006-12-31  2007-01-31   1.89%    0.61%   12/2006      31108.24776    24447.67862
2007-01-31  2007-02-28  -0.09%    0.80%   01/2007      31694.93227    24596.81523
2007-02-28  2007-03-31   3.23%    2.56%   02/2007      31666.99492    24793.58307
2007-03-31  2007-04-30   5.05%    4.55%   03/2007      32690.61921    25428.87548
2007-04-30  2007-05-31   3.42%    2.22%   04/2007      34340.53071    26585.83302
2007-05-31  2007-06-30  -0.73%    0.10%   05/2007      35515.04397    27176.22708
2007-06-30  2007-07-31  -2.78%   -1.38%   06/2007      35255.53384     27203.4992
2007-07-31  2007-08-31  -1.12%   -1.45%   07/2007      34275.02927    26827.45133
2007-08-31  2007-09-30   5.22%    5.68%   08/2007      33891.35358    26439.13227
2007-09-30  2007-10-31   4.85%    4.35%   09/2007      35660.69629    27941.23223
2007-10-31  2007-11-30  -6.06%   -3.91%   10/2007      37390.13287     29155.8544
2007-11-30  2007-12-31  -2.15%   -1.88%   11/2007      35125.11057    28015.69869
2007-12-31  2008-01-31  -8.10%   -9.02%   12/2007       34368.5365    27489.05893
2008-01-31  2008-02-29  -1.27%    1.81%   01/2008      31584.40663    25010.60702
2008-02-29  2008-03-31   1.20%   -1.43%   02/2008      31182.25454    25463.85563
2008-03-31  2008-04-30   4.47%    5.56%   03/2008       31555.9937    25100.36419
2008-04-30  2008-05-31   0.05%    1.52%   04/2008      32965.71164    26495.58367
2008-05-31  2008-06-30  -9.89%   -7.78%   05/2008      32981.20304      26897.647
2008-06-30  2008-07-31  -2.83%   -3.56%   06/2008      29719.76771    24806.01124
2008-07-31  2008-08-31  -4.18%   -3.87%   07/2008      28878.34266    23923.25865
2008-08-31  2008-09-30 -11.68%  -14.44%   08/2008      27671.77089    22998.07514
2008-09-30  2008-10-31 -25.08%  -20.80%   09/2008      24439.82553    19677.65227
2008-10-31  2008-11-30  -6.13%   -5.42%   10/2008      18311.13706    15584.31425
2008-11-30  2008-12-31   7.56%    5.27%   11/2008      17187.75442     14739.1788
2008-12-31  2009-01-31 -13.80%   -9.33%   12/2008      18487.66861    15516.16027
2009-01-31  2009-02-28 -12.29%  -10.12%   01/2009      15935.98519    14068.39209
2009-02-28  2009-03-31  10.91%    6.59%   02/2009      13978.08972    12644.22388
2009-03-31  2009-04-30  18.43%   12.90%   03/2009      15502.68045    13477.42184
2009-04-30  2009-05-31  14.86%   12.65%   04/2009      18359.28203    15215.45069
2009-05-31  2009-06-30  -1.52%   -1.04%   05/2009      21087.49702    17139.69107
2009-06-30  2009-07-31  11.90%    9.39%   06/2009      20766.53055     16962.2042
2009-07-31  2009-08-31   5.73%    4.79%   07/2009      23237.97237    18554.91583
2009-08-31  2009-09-30   5.09%    4.13%   08/2009      24569.98322    19444.16669
2009-09-30  2009-10-31  -3.98%   -1.61%   09/2009      25821.75245     20246.4017
2009-10-31  2009-11-30   2.98%    2.47%   10/2009      24794.65975    19921.38374
2009-11-30  2009-12-31   1.13%    1.59%   11/2009      25532.88262    20414.28949
2009-12-31  2010-01-31  -5.78%   -4.69%   12/2009      25821.75244    20739.71496
2010-01-31  2010-02-28   0.40%   -0.10%   01/2010      24329.25836    19767.55316
2010-02-28  2010-03-31   7.88%    6.44%   02/2010      24425.54831    19747.74296
2010-03-31  2010-04-30  -1.71%   -1.49%   03/2010      26351.34713    21018.97237
2010-04-30  2010-05-31 -11.71%  -11.03%   04/2010      25901.99407     20705.5737
2010-05-31  2010-06-30  -1.75%   -1.45%   05/2010      22868.86094    18420.71863
2010-06-30  2010-07-31  12.50%    9.24%   06/2010      22467.65284    18154.24072
2010-07-31  2010-08-31  -4.89%   -2.99%   07/2010      25276.10945    19832.15152
2010-08-31  2010-09-30  10.75%    9.59%   08/2010      24040.38854    19239.37361
2010-09-30  2010-10-31   3.50%    3.56%   09/2010      26624.16861    21084.94731
2010-10-31  2010-11-30  -5.01%   -4.23%   10/2010      27554.97137    21836.08012
2010-11-30  2010-12-31   9.32%    8.05%   11/2010      26174.81554    20911.33371
2010-12-31  2011-01-31   4.26%    2.15%   12/2010      28614.16071    22595.14698
2011-01-31  2011-02-28   3.34%    3.71%   01/2011       29833.8333    23081.88961
2011-02-28  2011-03-31  -2.76%   -2.00%   02/2011      30828.82935    23937.75502
2011-03-31  2011-04-30   5.35%    5.45%   03/2011      29978.26821    23458.22183
2011-04-30  2011-05-31  -3.61%   -2.96%   04/2011      31583.10056    24735.79508
2011-05-31  2011-06-30  -1.37%   -1.42%   05/2011      30443.66959    24002.51829
2011-06-30  2011-07-31  -3.21%   -1.65%   06/2011      30026.41318     23660.6711
2011-07-31  2011-08-31 -10.71%   -8.45%   07/2011      29063.51377    23270.36799
2011-08-31  2011-09-30 -10.95%  -10.04%   08/2011      25950.13903    21303.01857
2011-09-30  2011-10-31   9.65%    9.73%   09/2011      23109.58578    19163.70779
2011-10-31  2011-11-30  -3.29%   -4.62%   10/2011      25340.30274    21027.44381
2011-11-30  2011-12-31  -2.69%   -1.09%   11/2011      24505.78992    20055.70845
2011-12-31  2012-01-31   6.73%    5.40%   12/2011      23847.80865    19836.86573
2012-01-31  2012-02-29   5.23%    5.50%   01/2012        25452.641    20907.86348
2012-02-29  2012-03-31  -0.84%   -0.74%   02/2012      26784.65185    22057.34745
2012-03-31  2012-04-30  -3.56%   -1.70%   03/2012      26559.97531    21894.09324
2012-04-30  2012-05-31 -12.34%  -11.40%   04/2012      25613.12423    21522.48712
2012-05-31  2012-06-30   7.08%    6.55%   05/2012      22451.60451     19068.8287
2012-06-30  2012-07-31  -0.40%    1.25%   06/2012      24040.38854    20318.28267
2012-07-31  2012-08-31   4.16%    2.85%   07/2012      23944.09859    20571.27444
2012-08-31  2012-09-30   3.54%    3.04%   08/2012      24939.09466    21158.19849
2012-09-30  2012-10-31   1.24%    0.70%   09/2012      25821.75245    21800.59481
                                         10/31/2012    26142.71891    21953.36604

         ONE YEAR                 FIVE YEARS                TEN YEARS
         --------                 ----------                ---------
          3.17%                     -6.91%                    10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2002-October 31, 2012

                                                                   MSCI EMERGING
                        FUND   BENCHMARK               EMERGING    MARKETS INDEX
BEGIN DATE   END DATE  RETURNS  RETURNS   END DATE  MARKETS SERIES  (NET DIV.)
----------  ---------- ------- --------- ---------- -------------- -------------
2002-10-31  2002-11-30   7.63%    6.88%   10/2002          10000          10000
2002-11-30  2002-12-31  -4.01%   -3.33%   11/2002    10763.27434    10688.20463
2002-12-31  2003-01-31  -0.11%   -0.44%   12/2002    10331.85841    10332.68124
2003-01-31  2003-02-28  -1.50%   -2.81%   01/2003    10320.79646    10287.11002
2003-02-28  2003-03-31  -1.63%   -2.86%   02/2003     10165.9292    9998.077641
2003-03-31  2003-04-30  13.50%    8.89%   03/2003          10000    9712.550745
2003-04-30  2003-05-31   7.31%    7.15%   04/2003    11349.55752    10576.25547
2003-05-31  2003-06-30   3.91%    5.67%   05/2003    12179.20354    11332.42116
2003-06-30  2003-07-31   2.01%    6.22%   06/2003    12654.86726     11974.8284
2003-07-31  2003-08-31   4.54%    6.69%   07/2003    12909.29204    12719.45993
2003-08-31  2003-09-30   4.51%    0.73%   08/2003    13495.57522    13570.61278
2003-09-30  2003-10-31   7.61%    8.51%   09/2003     14103.9823    13669.44466
2003-10-31  2003-11-30  -0.95%    1.22%   10/2003    15176.99115    14832.47204
2003-11-30  2003-12-31  10.52%    7.24%   11/2003    15033.18584    15012.94766
2003-12-31  2004-01-31   1.93%    3.49%   12/2003    16615.04425     16099.9853
2004-01-31  2004-02-29   4.44%    4.59%   01/2004    16935.84071    16662.21886
2004-02-29  2004-03-31   0.69%    1.25%   02/2004     17688.0531    17426.29823
2004-03-31  2004-04-30  -6.34%   -8.19%   03/2004    17809.73452     17644.0921
2004-04-30  2004-05-31  -1.13%   -2.00%   04/2004    16681.41593    16199.38255
2004-05-31  2004-06-30   1.81%    0.43%   05/2004    16493.36283    15876.20003
2004-06-30  2004-07-31  -0.07%   -1.83%   06/2004     16792.0354    15943.82184
2004-07-31  2004-08-31   2.77%    4.15%   07/2004    16780.97346    15651.96247
2004-08-31  2004-09-30   5.64%    5.77%   08/2004    17245.57522    16301.04143
2004-09-30  2004-10-31   2.79%    2.39%   09/2004    18219.02655    17241.52745
2004-10-31  2004-11-30   8.74%    9.26%   10/2004    18727.87611    17653.47774
2004-11-30  2004-12-31   6.52%    4.80%   11/2004    20365.04425     19287.7093
2004-12-31  2005-01-31   0.82%    0.25%   12/2004    21692.47788    20214.06032
2005-01-31  2005-02-28   7.44%    8.72%   01/2005    21869.46903    20265.39862
2005-02-28  2005-03-31  -6.83%   -6.61%   02/2005    23495.57523    22033.51685
2005-03-31  2005-04-30  -2.37%   -2.68%   03/2005    21891.59293    20577.38623
2005-04-30  2005-05-31   3.00%    3.48%   04/2005    21371.68143    20024.99063
2005-05-31  2005-06-30   3.02%    3.40%   05/2005    22013.27435    20722.01549
2005-06-30  2005-07-31   6.44%    6.99%   06/2005    22676.99117    21426.05132
2005-07-31  2005-08-31   0.64%    0.86%   07/2005    24137.16815    22923.68229
2005-08-31  2005-09-30   7.97%    9.31%   08/2005     24292.0354     23119.9891
2005-09-30  2005-10-31  -4.98%   -6.54%   09/2005    26227.87611    25272.80535
2005-10-31  2005-11-30   7.23%    8.27%   10/2005    24922.56638    23620.93331
2005-11-30  2005-12-31   5.79%    5.91%   11/2005    26725.66372      25574.955
2005-12-31  2006-01-31   9.59%   11.17%   12/2005    28274.33629    27086.60788
2006-01-31  2006-02-28  -0.29%   -0.12%   01/2006    30984.51328     30111.9491
2006-02-28  2006-03-31   1.36%    0.88%   02/2006     30896.0177    30076.21583
2006-03-31  2006-04-30   6.00%    7.12%   03/2006    31316.37168    30341.27525
2006-04-30  2006-05-31 -11.53%  -10.48%   04/2006    33196.90266    32501.78094
2006-05-31  2006-06-30  -0.11%   -0.24%   05/2006    29369.46903    29096.49107
2006-06-30  2006-07-31   1.85%    1.43%   06/2006    29336.28319    29025.36378
2006-07-31  2006-08-31   3.15%    2.55%   07/2006    29878.31858    29440.93262
2006-08-31  2006-09-30   1.40%    0.83%   08/2006    30818.58407    30191.10507
2006-09-30  2006-10-31   5.98%    4.75%   09/2006    31250.00001    30442.48182
2006-10-31  2006-11-30   6.41%    7.43%   10/2006    33119.46903    31887.98293
2006-11-30  2006-12-31   4.05%    4.50%   11/2006    35243.36284    34258.36502
2006-12-31  2007-01-31   1.48%   -1.08%   12/2006      36670.354    35800.88873
2007-01-31  2007-02-28  -1.52%   -0.59%   01/2007    37212.38939    35415.39915
2007-02-28  2007-03-31   4.56%    3.98%   02/2007     36648.2301    35205.20002
2007-03-31  2007-04-30   6.41%    4.63%   03/2007    38318.58409    36607.13479
2007-04-30  2007-05-31   6.70%    4.95%   04/2007    40774.33629    38301.93602
2007-05-31  2007-06-30   1.65%    4.69%   05/2007    43506.63717    40199.01976
2007-06-30  2007-07-31   2.43%    5.28%   06/2007    44225.66372    42083.39264
2007-07-31  2007-08-31  -1.71%   -2.13%   07/2007    45298.67256    44303.84785
2007-08-31  2007-09-30   8.82%   11.04%   08/2007    44524.33629     43362.3024
2007-09-30  2007-10-31  10.98%   11.15%   09/2007    48451.32743    48150.94986
2007-10-31  2007-11-30  -6.52%   -7.09%   10/2007    53772.12388    53520.78318
2007-11-30  2007-12-31  -0.35%    0.35%   11/2007    50265.48672    49726.86787
2007-12-31  2008-01-31  -8.70%  -12.48%   12/2007    50088.49557    49901.25085
2008-01-31  2008-02-29   3.19%    7.38%   01/2008    45730.08849     43673.8733
2008-02-29  2008-03-31  -3.09%   -5.29%   02/2008    47190.26549    46897.54641
2008-03-31  2008-04-30   7.16%    8.12%   03/2008    45730.08849    44415.76252
2008-04-30  2008-05-31   0.59%    1.86%   04/2008    49004.42478    48020.26653
2008-05-31  2008-06-30 -10.26%   -9.97%   05/2008    49292.03539    48911.10737
2008-06-30  2008-07-31  -1.30%   -3.77%   06/2008    44236.72566    44032.83828
2008-07-31  2008-08-31  -5.93%   -7.99%   07/2008    43661.50443    42371.91524
2008-08-31  2008-09-30 -13.90%  -17.50%   08/2008    41073.00886    38987.53211
2008-09-30  2008-10-31 -26.34%  -27.37%   09/2008    35365.04425    32164.58346
2008-10-31  2008-11-30  -9.04%   -7.53%   10/2008    26050.88496    23361.83389
2008-11-30  2008-12-31   7.84%    7.80%   11/2008    23694.69027    21603.22571
2008-12-31  2009-01-31  -7.66%   -6.46%   12/2008    25553.09734    23288.18785
2009-01-31  2009-02-28  -6.47%   -5.64%   01/2009    23595.13275    21784.22273
2009-02-28  2009-03-31  14.44%   14.37%   02/2009    22068.58407    20555.33038
2009-03-31  2009-04-30  14.85%   16.64%   03/2009    25254.42478    23509.27602
2009-04-30  2009-05-31  17.05%   17.09%   04/2009    29004.42479    27421.45939
2009-05-31  2009-06-30  -0.85%   -1.35%   05/2009    33949.11506    32106.85072
2009-06-30  2009-07-31  11.47%   11.24%   06/2009    33661.50443    31674.35664
2009-07-31  2009-08-31   0.35%   -0.36%   07/2009     37522.1239    35236.07119
2009-08-31  2009-09-30   8.84%    9.08%   08/2009    37654.86726    35109.92688
2009-09-30  2009-10-31  -2.08%    0.12%   09/2009    40984.51328     38296.8602
2009-10-31  2009-11-30   5.98%    4.30%   10/2009    40132.74337    38344.23233
2009-11-30  2009-12-31   3.62%    3.95%   11/2009    42533.18585    39991.33055
2009-12-31  2010-01-31  -5.45%   -5.58%   12/2009    44070.79647    41570.63621
2010-01-31  2010-02-28   1.22%    0.35%   01/2010    41670.35399    39252.15628
2010-02-28  2010-03-31   8.39%    8.07%   02/2010    42179.20354     39390.3133
2010-03-31  2010-04-30   0.60%    1.21%   03/2010    45719.02654     42570.3986
2010-04-30  2010-05-31  -9.28%   -8.80%   04/2010    45995.57521    43086.13887
2010-05-31  2010-06-30   0.16%   -0.74%   05/2010    41725.66372     39296.4307
2010-06-30  2010-07-31   8.81%    8.33%   06/2010     41792.0354    39007.56331
2010-07-31  2010-08-31  -2.31%   -1.94%   07/2010    45475.66371    42255.92483
2010-08-31  2010-09-30  11.38%   11.11%   08/2010    44424.77876    41435.27509
2010-09-30  2010-10-31   3.04%    2.90%   09/2010    49480.08849    46039.95583
2010-10-31  2010-11-30  -2.23%   -2.64%   10/2010    50984.51326    47376.79589
2010-11-30  2010-12-31   8.14%    7.14%   11/2010    49845.13274    46126.15023
2010-12-31  2011-01-31  -2.59%   -2.71%   12/2010    53904.86725    49417.68963
2011-01-31  2011-02-28  -0.70%   -0.93%   01/2011    52511.06194    48076.93112
2011-02-28  2011-03-31   5.58%    5.88%   02/2011    52146.01769    47628.60177
2011-03-31  2011-04-30   3.50%    3.10%   03/2011    55055.30973    50428.86654
2011-04-30  2011-05-31  -2.76%   -2.62%   04/2011    56980.08848    51993.18073
2011-05-31  2011-06-30  -1.18%   -1.54%   05/2011    55409.29201    50629.43612
2011-06-30  2011-07-31  -0.77%   -0.44%   06/2011    54756.63715    49850.56795
2011-07-31  2011-08-31  -8.08%   -8.94%   07/2011    54336.28317    49629.16113
2011-08-31  2011-09-30 -15.13%  -14.58%   08/2011    49944.69025    45194.09196
2011-09-30  2011-10-31  12.53%   13.25%   09/2011    42389.38052    38605.04085
2011-10-31  2011-11-30  -3.46%   -6.66%   10/2011    47699.11503    43718.55662
2011-11-30  2011-12-31  -2.91%   -1.21%   11/2011    46050.88494    40804.88147
2011-12-31  2012-01-31  10.71%   11.34%   12/2011    44712.38936    40313.07288
2012-01-31  2012-02-29   5.43%    5.99%   01/2012    49502.21238    44885.64739
2012-02-29  2012-03-31  -2.59%   -3.34%   02/2012    52190.26548    47574.28607
2012-03-31  2012-04-30  -1.78%   -1.20%   03/2012    50840.70796    45986.28864
2012-04-30  2012-05-31 -10.77%  -11.21%   04/2012    49933.62832    45436.70648
2012-05-31  2012-06-30   4.97%    3.86%   05/2012    44557.52212    40341.21113
2012-06-30  2012-07-31   0.80%    1.95%   06/2012    46769.91149    41898.19616
2012-07-31  2012-08-31   0.68%   -0.33%   07/2012    47146.01769    42715.46911
2012-08-31  2012-09-30   5.59%    6.03%   08/2012    47466.81415    42573.22844
2012-09-30  2012-10-31  -0.51%   -0.61%   09/2012     50121.6814    45142.17877
                                         10/31/2012  49867.25663     44868.1269

         ONE YEAR                 FIVE YEARS                TEN YEARS
         --------                 ----------                ---------
          4.55%                     -1.50%                    17.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................   8.61%      8.41%
  Japan..................................................  -0.86%     -3.28%
  Canada.................................................   3.34%      2.69%
  France.................................................  10.04%      2.23%
  Australia..............................................  10.20%      7.71%
  Switzerland............................................  17.41%      9.79%
  Germany................................................  18.18%      9.79%
  Spain..................................................  -6.40%    -13.04%
  Sweden.................................................   9.26%      6.47%
  Hong Kong..............................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 MONTHS ENDED OCTOBER 31, 2012

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN    RETURN
  ------------------------------------------              -------- -----------
  China..................................................   7.71%      7.92%
  South Korea............................................   1.71%      3.35%
  Brazil.................................................   4.65%    -12.68%
  Taiwan.................................................  -1.78%      0.59%
  South Africa...........................................  17.70%      6.84%
  India..................................................   5.24%     -4.73%
  Russia.................................................  -1.42%     -4.50%
  Mexico.................................................  16.32%     17.03%
  Malaysia...............................................  11.39%     12.19%
  Indonesia..............................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks, as measured by book-to-market while the Index is neutral with regard to value or growth. International large-cap value stocks as measured by high book-to-market ratios generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE EMERGING MARKETS SERIES

   Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 970 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.55% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Series and the Index were the primary reason for the Series' outperformance relative to the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/12  10/31/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE DFA INTERNATIONAL VALUE SERIES
  Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

  THE EMERGING MARKETS SERIES
  Actual Fund Return................. $1,000.00 $  998.66    0.20%    $1.00
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.13    0.20%    $1.02
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  10.8%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.5%
                       Financials.................  30.7%
                       Health Care................   1.5%
                       Industrials................  10.0%
                       Information Technology.....   2.9%
                       Materials..................  13.0%
                       Telecommunication Services.   7.9%
                       Utilities..................   3.2%
                                                   -----
                                                   100.0%

                          THE EMERGING MARKET SERIES

                       Consumer Discretionary.....   8.3%
                       Consumer Staples...........   9.7%
                       Energy.....................  12.4%
                       Financials.................  23.9%
                       Health Care................   1.3%
                       Industrials................   7.4%
                       Information Technology.....  13.5%
                       Materials..................  12.4%
                       Other......................    --
                       Telecommunication Services.   7.8%
                       Utilities..................   3.3%
                                                   -----
                                                   100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
 COMMON STOCKS -- (91.9%)
 AUSTRALIA -- (4.6%)
   #National Australia Bank, Ltd....... 1,435,379 $ 38,360,336       0.5%
   #Wesfarmers, Ltd.................... 2,578,622   92,958,107       1.3%
    Other Securities...................            227,956,736       3.2%
                                                  ------------      ----
 TOTAL AUSTRALIA.......................            359,275,179       5.0%
                                                  ------------      ----
 AUSTRIA -- (0.3%)
    Other Securities...................             20,298,622       0.3%
                                                  ------------      ----
 BELGIUM -- (0.9%)
    Other Securities...................             68,961,678       0.9%
                                                  ------------      ----
 CANADA -- (11.6%)
    Canadian Natural Resources, Ltd.... 1,668,484   50,284,224       0.7%
    Goldcorp, Inc...................... 1,677,120   75,816,739       1.0%
   #Manulife Financial Corp............ 4,587,163   56,676,437       0.8%
    Nexen, Inc......................... 1,739,936   41,549,410       0.6%
   #Sun Life Financial, Inc............ 1,565,269   38,820,238       0.5%
    Suncor Energy, Inc................. 3,696,270  124,054,038       1.7%
   #Teck Resources, Ltd. Class B....... 1,483,730   47,093,107       0.7%
   #Thomson Reuters Corp............... 1,832,184   51,585,496       0.7%
    Other Securities...................            422,824,032       5.8%
                                                  ------------      ----
 TOTAL CANADA..........................            908,703,721      12.5%
                                                  ------------      ----
 DENMARK -- (1.3%)
    Other Securities...................             98,590,467       1.4%
                                                  ------------      ----
 FINLAND -- (0.6%)
    Other Securities...................             46,534,314       0.6%
                                                  ------------      ----
 FRANCE -- (8.6%)
    AXA SA............................. 3,557,776   56,706,072       0.8%
    BNP Paribas SA..................... 1,230,991   62,480,990       0.9%
    Cie de Saint-Gobain SA............. 1,039,077   36,601,589       0.5%
    France Telecom SA.................. 3,875,091   43,313,653       0.6%
   #GDF Suez SA........................ 3,247,974   74,548,265       1.0%
   *Societe Generale SA................ 1,558,512   49,703,998       0.7%
    Vivendi SA......................... 3,686,124   75,533,481       1.0%
    Other Securities...................            269,050,897       3.7%
                                                  ------------      ----
 TOTAL FRANCE..........................            667,938,945       9.2%
                                                  ------------      ----
 GERMANY -- (7.6%)
    Bayerische Motoren Werke AG........   656,221   52,461,937       0.7%
    Daimler AG......................... 2,088,586   97,838,982       1.4%
   #Deutsche Bank AG................... 1,325,896   60,395,696       0.8%
    E.ON AG............................ 3,592,972   81,793,916       1.1%
    Munchener
      Rueckversicherungs-Gesellschaft
      AG...............................   395,244   63,595,851       0.9%
    Other Securities...................            239,505,610       3.3%
                                                  ------------      ----
 TOTAL GERMANY.........................            595,591,992       8.2%
                                                  ------------      ----
 GREECE -- (0.0%)
    Other Securities...................              3,296,253       0.0%
                                                  ------------      ----
 HONG KONG -- (1.9%)
   #Hutchison Whampoa, Ltd............. 5,618,000   55,108,769       0.8%
    Other Securities...................             93,863,530       1.3%
                                                  ------------      ----
 TOTAL HONG KONG.......................            148,972,299       2.1%
                                                  ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 IRELAND -- (0.2%)
    Other Securities.................            $   15,849,047       0.2%
                                                 --------------      ----
 ISRAEL -- (0.6%)
    Other Securities.................                45,815,345       0.6%
                                                 --------------      ----
 ITALY -- (1.3%)
    Other Securities.................                99,757,627       1.4%
                                                 --------------      ----
 JAPAN -- (16.2%)
    Mitsubishi Corp..................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group,
      Inc............................ 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd................  2,990,300     42,148,944       0.6%
    Sumitomo Corp....................  3,241,900     44,196,159       0.6%
   #Toyota Motor Corp. Sponsored ADR.    614,188     47,581,144       0.6%
    Other Securities.................               997,496,602      13.8%
                                                 --------------      ----
 TOTAL JAPAN.........................             1,265,403,342      17.5%
                                                 --------------      ----
 NETHERLANDS -- (2.7%)
    ArcelorMittal NV.................  2,446,831     36,174,996       0.5%
   *ING Groep NV.....................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics
      NV.............................  2,042,653     51,160,127       0.7%
    Other Securities.................                83,798,551       1.2%
                                                 --------------      ----
 TOTAL NETHERLANDS...................               215,036,706       3.0%
                                                 --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,231,896       0.1%
                                                 --------------      ----
 NORWAY -- (1.2%)
    Other Securities.................                92,125,902       1.3%
                                                 --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities.................                 8,279,896       0.1%
                                                 --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities.................                81,099,619       1.1%
                                                 --------------      ----
 SPAIN -- (1.9%)
    Banco Santander SA...............  7,903,716     59,508,435       0.8%
    Other Securities.................                85,860,300       1.2%
                                                 --------------      ----
 TOTAL SPAIN.........................               145,368,735       2.0%
                                                 --------------      ----
 SWEDEN -- (2.9%)
    Nordea Bank AB...................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson
      AB Series B....................  4,713,081     41,753,549       0.6%
    Other Securities.................               132,823,836       1.8%
                                                 --------------      ----
 TOTAL SWEDEN........................               223,356,559       3.1%
                                                 --------------      ----
 SWITZERLAND -- (5.7%)
    Holcim, Ltd......................    887,877     60,594,265       0.8%
    Swiss Re, Ltd....................  1,108,107     76,678,078       1.1%
    UBS AG...........................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG........    221,361     54,569,851       0.8%
    Other Securities.................               196,610,103       2.7%
                                                 --------------      ----
 TOTAL SWITZERLAND...................               445,969,101       6.2%
                                                 --------------      ----
 UNITED KINGDOM -- (20.6%)
    Aviva P.L.C......................  8,175,916     43,785,601       0.6%
    Barclays P.L.C................... 11,591,752     42,863,545       0.6%
   #Barclays P.L.C. Sponsored ADR....  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR..........  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ----------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
   #HSBC Holdings P.L.C. Sponsored
     ADR............................   1,453,812 $   71,760,160        1.0%
    Kingfisher P.L.C................  10,285,817     48,158,694        0.7%
   *Lloyds Banking Group P.L.C......  76,981,994     50,693,260        0.7%
    Old Mutual P.L.C................  13,164,620     36,643,450        0.5%
    Royal Dutch Shell P.L.C. ADR....   3,323,210    234,718,322        3.2%
    Vodafone Group P.L.C............  34,976,333     94,983,682        1.3%
    Vodafone Group P.L.C. Sponsored
      ADR...........................   8,116,661    220,935,512        3.1%
    Xstrata P.L.C...................   5,211,952     82,565,149        1.1%
    Other Securities................                385,708,778        5.3%
                                                 --------------      -----
 TOTAL UNITED KINGDOM...............              1,605,805,583       22.2%
                                                 --------------      -----
 TOTAL COMMON STOCKS................              7,168,262,828       99.0%
                                                 --------------      -----
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
    Other Securities................                 22,268,022        0.3%
                                                 --------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
    Other Securities................                          3        0.0%
                                                 --------------      -----

                                       SHARES/
                                        FACE
                                       AMOUNT
                                        (000)       VALUE+
                                     ----------- --------------
 SECURITIES LENDING COLLATERAL --
   (7.8%)
 (S)@DFA Short Term Investment Fund.  52,722,558    610,000,000        8.5%
  @Repurchase Agreement, Deutsche
   Bank Securities, Inc. 0.35%,
   11/01/12 (Collateralized by FNMA
   4.000%, 05/01/42 & 5.000%,
   01/01/39, valued at $1,715,506)
   to be repurchased at $1,681,885.. $     1,682      1,681,868        0.0%
                                                 --------------      -----
 TOTAL SECURITIES LENDING COLLATERAL                611,681,868        8.5%
                                                 --------------      -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)............             $7,802,212,721      107.8%
                                                 ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    3,692,761 $  355,582,418   --    $  359,275,179
    Austria...............             --     20,298,622   --        20,298,622
    Belgium...............      2,022,896     66,938,782   --        68,961,678
    Canada................    908,703,721             --   --       908,703,721
    Denmark...............             --     98,590,467   --        98,590,467
    Finland...............      1,292,010     45,242,304   --        46,534,314
    France................     16,823,856    651,115,089   --       667,938,945
    Germany...............     90,012,205    505,579,787   --       595,591,992
    Greece................             --      3,296,253   --         3,296,253
    Hong Kong.............             --    148,972,299   --       148,972,299
    Ireland...............      4,846,911     11,002,136   --        15,849,047
    Israel................      5,360,734     40,454,611   --        45,815,345
    Italy.................     17,226,655     82,530,972   --        99,757,627
    Japan.................     97,266,465  1,168,136,877   --     1,265,403,342
    Netherlands...........     14,913,357    200,123,349   --       215,036,706
    New Zealand...........             --      6,231,896   --         6,231,896
    Norway................        258,768     91,867,134   --        92,125,902
    Portugal..............             --      8,279,896   --         8,279,896
    Singapore.............             --     81,099,619   --        81,099,619
    Spain.................     10,329,758    135,038,977   --       145,368,735
    Sweden................      8,464,720    214,891,839   --       223,356,559
    Switzerland...........     50,178,730    395,790,371   --       445,969,101
    United Kingdom........    875,824,552    729,981,031   --     1,605,805,583
 Preferred Stocks
    Germany...............             --     22,268,022   --        22,268,022
 Rights/Warrants
    Spain.................             --              3   --                 3
 Securities Lending
   Collateral.............             --    611,681,868   --       611,681,868
                           -------------- --------------   --    --------------
 TOTAL.................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2012

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (87.9%)
 ARGENTINA -- (0.0%)
    Other Securities...................            $         --       0.0%
                                                   ------------      ----
 BRAZIL -- (5.9%)
    BM&F Bovespa SA....................  1,665,208   10,658,381       0.3%
   #BRF - Brasil Foods SA ADR..........    594,060   10,883,179       0.4%
    Petroleo Brasilerio SA ADR.........  1,206,339   25,586,450       0.9%
   #Vale SA Sponsored ADR..............  1,090,933   19,985,893       0.7%
    Other Securities...................             113,098,162       3.9%
                                                   ------------      ----
 TOTAL BRAZIL..........................             180,212,065       6.2%
                                                   ------------      ----
 CHILE -- (1.7%)
    Other Securities...................              52,376,766       1.8%
                                                   ------------      ----
 CHINA -- (14.4%)
    Bank of China, Ltd. Series H....... 54,772,100   22,439,161       0.8%
    China Construction Bank Corp.
      Series H......................... 50,081,590   37,608,762       1.3%
   #China Life Insurance Co., Ltd. ADR.    323,770   14,304,159       0.5%
   #China Mobile, Ltd. Sponsored ADR...    797,772   44,188,591       1.5%
    China Petroleum & Chemical Corp.
      ADR..............................    106,449   11,199,499       0.4%
    China Shenhua Energy Co., Ltd.
      Series H.........................  2,230,500    9,451,071       0.3%
   #CNOOC, Ltd. ADR....................    105,160   21,615,638       0.7%
    Industrial & Commercial Bank of
      China, Ltd. Series H............. 45,200,185   29,764,290       1.0%
    PetroChina Co., Ltd. ADR...........    145,110   19,700,134       0.7%
   #Ping An Insurance Group Co. of
     China, Ltd. Series H..............  1,230,500    9,683,465       0.3%
    Tencent Holdings, Ltd..............    700,600   24,697,196       0.9%
    Other Securities...................             197,502,523       6.8%
                                                   ------------      ----
 TOTAL CHINA...........................             442,154,489      15.2%
                                                   ------------      ----
 COLOMBIA -- (0.5%)
    Other Securities...................              16,878,201       0.6%
                                                   ------------      ----
 CZECH REPUBLIC -- (0.5%)
    Other Securities...................              14,157,172       0.5%
                                                   ------------      ----
 EGYPT -- (0.2%)
    Other Securities...................               4,867,413       0.2%
                                                   ------------      ----
 HUNGARY -- (0.4%)
    Other Securities...................              11,585,628       0.4%
                                                   ------------      ----
 INDIA -- (7.5%)
    HDFC Bank, Ltd.....................  1,422,205   16,628,866       0.6%
    ITC, Ltd...........................  2,036,173   10,663,754       0.4%
    Reliance Industries, Ltd...........  1,432,266   21,357,809       0.7%
    Tata Consultancy Services, Ltd.....    436,140   10,644,140       0.3%
    Other Securities...................             171,927,254       5.9%
                                                   ------------      ----
 TOTAL INDIA...........................             231,221,823       7.9%
                                                   ------------      ----
 INDONESIA -- (3.0%)
    PT Astra International Tbk......... 18,834,110   15,721,127       0.5%
    Other Securities...................              75,273,062       2.6%
                                                   ------------      ----
 TOTAL INDONESIA.......................              90,994,189       3.1%
                                                   ------------      ----
 ISRAEL -- (0.0%)
    Other Securities...................                      17       0.0%
                                                   ------------      ----
 MALAYSIA -- (3.9%)
    CIMB Group Holdings Berhad.........  3,992,654    9,978,299       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 MALAYSIA -- (Continued)
    Other Securities...................            $109,647,195       3.8%
                                                   ------------      ----
 TOTAL MALAYSIA........................             119,625,494       4.1%
                                                   ------------      ----
 MEXICO -- (5.7%)
    America Movil S.A.B. de C.V.
      Series L......................... 33,690,314   42,736,835       1.5%
   *Cemex S.A.B. de C.V. Sponsored ADR.  1,144,044   10,342,158       0.3%
    Fomento Economico Mexicano S.A.B.
      de C.V...........................  1,901,129   17,135,424       0.6%
    Grupo Mexico S.A.B. de C.V. Series
      B................................  3,579,616   11,476,423       0.4%
   #Wal-Mart de Mexico S.A.B. de C.V.
     Series V..........................  4,944,929   14,554,572       0.5%
    Other Securities...................              80,544,258       2.8%
                                                   ------------      ----
 TOTAL MEXICO..........................             176,789,670       6.1%
                                                   ------------      ----
 PERU -- (0.4%)
    Other Securities...................              13,254,591       0.5%
                                                   ------------      ----
 PHILIPPINES -- (1.1%)
    Other Securities...................              34,867,739       1.2%
                                                   ------------      ----
 POLAND -- (1.5%)
    Other Securities...................              45,242,356       1.6%
                                                   ------------      ----
 RUSSIA -- (4.5%)
    Gazprom OAO Sponsored ADR..........  4,557,577   41,861,317       1.4%
    Lukoil OAO Sponsored ADR...........    376,321   22,838,291       0.8%
   *Sberbank of Russia Sponsored ADR...  1,585,492   18,749,162       0.6%
    Other Securities...................              54,443,702       1.9%
                                                   ------------      ----
 TOTAL RUSSIA..........................             137,892,472       4.7%
                                                   ------------      ----
 SOUTH AFRICA -- (7.4%)
   #AngloGold Ashanti, Ltd. Sponsored
     ADR...............................    331,815   11,275,074       0.4%
    MTN Group, Ltd.....................  1,575,988   28,452,821       1.0%
    Naspers, Ltd. Series N.............    307,957   19,991,188       0.7%
    Sasol, Ltd. Sponsored ADR..........    536,546   22,754,916       0.8%
    Standard Bank Group, Ltd...........  1,007,241   12,437,628       0.4%
    Other Securities...................             133,172,495       4.5%
                                                   ------------      ----
 TOTAL SOUTH AFRICA....................             228,084,122       7.8%
                                                   ------------      ----
 SOUTH KOREA -- (14.3%)
    Hyundai Mobis......................     55,218   14,033,384       0.5%
    Hyundai Motor Co., Ltd.............    130,240   26,766,758       0.9%
   #Kia Motors Corp....................    224,568   12,449,986       0.4%
    LG Chemical, Ltd...................     37,273   10,455,811       0.4%
    POSCO..............................     50,240   15,793,173       0.6%
    Samsung Electronics Co., Ltd.......     71,022   85,229,070       2.9%
    Samsung Electronics Co., Ltd. GDR..     49,372   29,919,407       1.0%
    Shinhan Financial Group Co., Ltd...    273,716    9,394,602       0.3%
    Other Securities...................             236,085,690       8.1%
                                                   ------------      ----
 TOTAL SOUTH KOREA.....................             440,127,881      15.1%
                                                   ------------      ----
 TAIWAN -- (10.6%)
    Formosa Plastics Corp..............  3,709,648   10,098,181       0.3%
   #Hon Hai Precision Industry Co.,
     Ltd...............................  8,047,506   24,400,340       0.8%
    Taiwan Semiconductor Manufacturing
      Co., Ltd......................... 20,007,808   60,964,986       2.1%
    Other Securities...................             229,028,962       7.9%
                                                   ------------      ----
 TOTAL TAIWAN..........................             324,492,469      11.1%
                                                   ------------      ----
 THAILAND -- (2.6%)
    Other Securities...................              78,635,189       2.7%
                                                   ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ----------- -------------- ---------------
 TURKEY -- (1.8%)
    Other Securities................             $   56,233,417        1.9%
                                                 --------------      -----
 TOTAL COMMON STOCKS................              2,699,693,163       92.7%
                                                 --------------      -----
 PREFERRED STOCKS -- (6.4%)
 BRAZIL -- (6.2%)
    Banco Bradesco SA...............   1,656,632     26,100,896        0.9%
    Cia de Bebidas das Americas SA
      ADR...........................     622,039     25,372,971        0.9%
    Itau Unibanco Holding SA........   1,765,700     25,819,793        0.9%
    Petroleo Brasilerio SA ADR......   1,711,000     35,126,830        1.2%
    Vale SA.........................   1,412,691     25,283,138        0.9%
    Other Securities................                 53,718,271        1.8%
                                                 --------------      -----
 TOTAL BRAZIL.......................                191,421,899        6.6%
                                                 --------------      -----
 CHILE -- (0.2%)
    Other Securities................                  5,338,531        0.2%
                                                 --------------      -----
 COLOMBIA -- (0.0%)
    Other Securities................                    350,944        0.0%
                                                 --------------      -----
 TOTAL PREFERRED STOCKS.............                197,111,374        6.8%
                                                 --------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 SOUTH AFRICA -- (0.0%)
    Other Securities................                     13,007        0.0%
                                                 --------------      -----

                                       SHARES/
                                        FACE
                                       AMOUNT
                                        (000)       VALUE+
                                     ----------- --------------
 SECURITIES LENDING COLLATERAL --
   (5.7%)
 (S)@DFA Short Term Investment Fund.  15,125,324    175,000,000        6.0%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by
      FNMA 4.000%, 05/01/42 &
      5.000%, 01/01/39, valued at
      $450,637) to be repurchased
      at $441,806................... $       442        441,801        0.0%
                                                 --------------      -----
 TOTAL SECURITIES LENDING COLLATERAL                175,441,801        6.0%
                                                 --------------      -----
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,006,449,577)...........             $3,072,259,345      105.5%
                                                 ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Argentina................           --             --   --                --
   Brazil................... $180,212,065             --   --    $  180,212,065
   Chile....................   52,376,766             --   --        52,376,766
   China....................  126,342,004 $  315,812,485   --       442,154,489
   Colombia.................   16,878,201             --   --        16,878,201
   Czech Republic...........           --     14,157,172   --        14,157,172
   Egypt....................           --      4,867,413   --         4,867,413
   Hungary..................           --     11,585,628   --        11,585,628
   India....................   18,446,964    212,774,859   --       231,221,823
   Indonesia................       55,259     90,938,930   --        90,994,189
   Israel...................           --             17   --                17
   Malaysia.................           --    119,625,494   --       119,625,494
   Mexico...................  176,782,316          7,354   --       176,789,670
   Peru.....................   13,254,591             --   --        13,254,591
   Philippines..............           --     34,867,739   --        34,867,739
   Poland...................           --     45,242,356   --        45,242,356
   Russia...................    5,524,026    132,368,446   --       137,892,472
   South Africa.............   44,801,267    183,282,855   --       228,084,122
   South Korea..............   13,060,688    427,067,193   --       440,127,881
   Taiwan...................    8,756,012    315,736,457   --       324,492,469
   Thailand.................   78,635,189             --   --        78,635,189
   Turkey...................    1,121,599     55,111,818   --        56,233,417
Preferred Stocks
   Brazil...................  191,421,899             --   --       191,421,899
   Chile....................    5,338,531             --   --         5,338,531
   Colombia.................      350,944             --   --           350,944
Rights/Warrants
   South Africa.............           --         13,007   --            13,007
Securities Lending
  Collateral................           --    175,441,801   --       175,441,801
                             ------------ --------------   --    --------------
TOTAL....................... $933,358,321 $2,138,901,024   --    $3,072,259,345
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                        THE
                                                          THE DFA     EMERGING
                                                       INTERNATIONAL  MARKETS
                                                       VALUE SERIES   SERIES*
                                                       ------------- ----------
 ASSETS:
 Investments at Value (including $580,675 and
   $211,020 of securities on loan, respectively)......  $7,190,531   $2,896,818
 Collateral Received from Securities on Loan at
   Value & Cost.......................................       1,682          442
 Affiliated Collateral Received from Securities on
   Loan at Value & Cost...............................     610,000      175,000
 Foreign Currencies at Value..........................      11,804        9,517
 Cash.................................................      10,538        3,867
 Receivables:
    Investment Securities Sold........................          39          175
    Dividends and Tax Reclaims........................      25,600        3,133
    Securities Lending Income.........................         608          395
    Fund Shares Sold..................................       5,782        4,566
 Prepaid Expenses and Other Assets....................         177           --
                                                        ----------   ----------
        Total Assets..................................   7,856,761    3,093,913
                                                        ----------   ----------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned..................     611,682      175,442
    Investment Securities Purchased...................       2,826        4,269
    Fund Shares Redeemed..............................       2,358          228
    Due to Advisor....................................       1,209          242
 Accrued Expenses and Other Liabilities...............         437          425
                                                        ----------   ----------
        Total Liabilities.............................     618,512      180,606
                                                        ----------   ----------
 NET ASSETS...........................................  $7,238,249   $2,913,307
                                                        ==========   ==========
 Investments at Cost..................................  $6,790,794   $1,831,008
                                                        ----------   ----------
 Foreign Currencies at Cost...........................  $   11,815   $    9,562
                                                        ----------   ----------
--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (AMOUNTS IN THOUSANDS)

                                                                        THE
                                                          THE DFA     EMERGING
                                                       INTERNATIONAL  MARKETS
                                                       VALUE SERIES    SERIES
                                                       ------------- --------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $20,887 and $8,881, respectively)...............   $ 263,184   $ 68,066
    Interest..........................................           2         --
    Income from Securities Lending....................      13,556      5,012
                                                         ---------   --------
        Total Investment Income.......................     276,742     73,078
                                                         ---------   --------
 EXPENSES
    Investment Advisory Services Fees.................      13,887      2,666
    Accounting & Transfer Agent Fees..................         666        270
    Custodian Fees....................................       1,453      2,092
    Shareholders' Reports.............................          37         14
    Directors'/Trustees' Fees & Expenses..............          59         22
    Professional Fees.................................         237        111
    Other.............................................         100         43
                                                         ---------   --------
        Total Expenses................................      16,439      5,218
                                                         ---------   --------
    Fees Paid Indirectly..............................         (18)       (19)
                                                         ---------   --------
    Net Expenses......................................      16,421      5,199
                                                         ---------   --------
    NET INVESTMENT INCOME (LOSS)......................     260,321     67,879
                                                         ---------   --------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................     133,256     34,169
        Foreign Currency Transactions.................      (1,249)      (571)*
    Change in Unrealized Appreciation
      (Depreciation) of:..............................
        Investment Securities and Foreign
          Currency....................................    (157,327)    24,259
        Translation of Foreign Currency
          Denominated Amounts.........................        (266)        20
                                                         ---------   --------
    NET REALIZED AND UNREALIZED GAIN (LOSS)...........     (25,586)    57,877
                                                         ---------   --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................   $ 234,735   $125,756
                                                         =========   ========
--------
* Net of foreign capital gain taxes withheld of $13.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             THE DFA INTERNATIONAL         THE EMERGING
                                                                                  VALUE SERIES            MARKETS SERIES
                                                                            -----------------------  -----------------------
                                                                               YEAR         YEAR         YEAR         YEAR
                                                                              ENDED        ENDED        ENDED        ENDED
                                                                             OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                               2012         2011         2012         2011
                                                                            ----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................................ $  260,321  $   254,173  $   67,879   $   62,989
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................    133,256      161,341      34,169      103,456
       Foreign Currency Transactions.......................................     (1,249)         506        (571)*     (1,120)*
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..........................   (157,327)  (1,021,735)     24,259     (330,512)
       Translation of Foreign Currency Denominated Amounts.................       (266)        (517)         20         (115)
   Change in Deferred Thailand Capital Gains Tax...........................         --           --          --        4,428
                                                                            ----------  -----------  ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from Operations.....    234,735     (606,232)    125,756     (160,874)
                                                                            ----------  -----------  ----------   ----------
Transactions in Interest:
   Contributions...........................................................    699,069      900,473     523,537      341,207
   Withdrawals.............................................................   (651,462)    (257,967)   (175,967)    (269,845)
                                                                            ----------  -----------  ----------   ----------
       Net Increase (Decrease) from Transactions in Interest...............     47,607      642,506     347,570       71,362
                                                                            ----------  -----------  ----------   ----------
       Total Increase (Decrease) in Net Assets.............................    282,342       36,274     473,326      (89,512)
NET ASSETS
   Beginning of Period.....................................................  6,955,907    6,919,633   2,439,981    2,529,493
                                                                            ----------  -----------  ----------   ----------
   End of Period........................................................... $7,238,249  $ 6,955,907  $2,913,307   $2,439,981
                                                                            ==========  ===========  ==========   ==========

--------
* Net of foreign capital gain taxes withheld of $13 and $ 903, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                   THE DFA INTERNATIONAL VALUE SERIES+
                                               ---------------------------------------------------------------------------
                                                                                                    PERIOD
                                                  YEAR         YEAR        YEAR        YEAR        DEC. 1,         YEAR
                                                 ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED
                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average Net Assets.......       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.......................         14%          9%          20%         18%         16%(C)          16%

                                                                       THE EMERGING MARKETS SERIES
                                               ---------------------------------------------------------------------------
                                                                                                    PERIOD
                                                  YEAR         YEAR        YEAR        YEAR        DEC. 1,         YEAR
                                                 ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED
                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       4.55%      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $2,913,307  $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790
Ratio of Expenses to Average Net Assets.......       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.55%       2.48%        2.18%       2.57%       3.00%(B)        2.52%
Portfolio Turnover Rate.......................          5%         16%          12%         14%         19%(C)           7%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset values of the Series. When the Series use fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarcy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director'sTrustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to become a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

      The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $18
                 The Emerging Markets Series........     19

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $202
                    The Emerging Markets Series........   70

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                PURCHASES   SALES
                                                ---------- --------
            The DFA International Value Series. $1,297,711 $982,391
            The Emerging Markets Series........    535,514  128,836

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
The DFA International
  Value Series........... $7,407,330  $1,170,704    $(775,821)     $  394,883
The Emerging Markets
  Series.................  2,009,168   1,170,608     (107,516)      1,063,092

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the Series had no outstanding futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                       ------------- ------------ ------------ -------- ---------------
The DFA International
  Value Series........     0.87%       $10,399         20         $5        $53,091
The Emerging Markets
  Series..............     0.88%         4,459         28          3         10,372

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2012.

I. SECURITIES LENDING:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $47,301 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securites. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series and The Emerging Markets Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              -------------------    ---------------------  -------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
                                                 ---------------------------------
George M. Constantinides      Since Inception        100 portfolios in     Leo Melamed Professor of Finance, The University of
Director of DFAIDG and DIG.                          4 investment          Chicago Booth School of Business.
Trustee of DFAITC and DEM.                           companies
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould                 Since Inception        100 portfolios in     Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG and DIG.                          4 investment          Economics, The University of Chicago Booth School of
Trustee of DFAITC and DEM.                           companies             Business (since 1965). Member and Chair, Competitive
The University of Chicago                                                  Markets Advisory Committee, Chicago Mercantile Exchange
Booth School of Business                                                   (futures trading exchange) (since 2004). Formerly,
5807 S. Woodlawn Avenue                                                    Director of UNext, Inc. (1999-2006). Trustee, Harbor
Chicago, IL 60637                                                          Fund (registered investment company) (30 Portfolios)
Age: 73                                                                    (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutal Insurance Company (1997-2010).

Roger G. Ibbotson             Since Inception        100 portfolios in     Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                          4 investment          Management (since 1984). Chairman, CIO and Partner,
Trustee of DFAITC and DEM.                           companies             Zebra Capital Management, LLC (hedge fund manager)
Yale School of Management                                                  (since 2001). Consultant to Morningstar, Inc. (since
P.O. Box 208200                                                            2006). Formerly, Chairman, Ibbotson Associates, Inc.,
New Haven, CT 06520-8200                                                   Chicago, IL (software data publishing and consulting)
Age: 68                                                                    (1977-2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).

NAME, POSITION                                       PORTFOLIOS WITHIN THE
WITH THE FUND,                TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE               LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------               -------------------    ---------------------  -------------------------------------------------
Edward P. Lazear               Since 2010             100 portfolios in     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                           4 investment          Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                            companies             Professor of Human Resources Management and
Stanford University Graduate                                                Economics, Graduate School of Business, Stanford
School of Business 518                                                      University (since 1995). Cornerstone Research
Memorial Way Stanford,                                                      (expert testimony and economic and financial
CA 94305-5015                                                               analysis) (since 2009). Formerly, Chairman of the
Age: 64                                                                     President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005).

Myron S. Scholes               Since Inception        100 portfolios in     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                           4 investment          Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                            companies             Chairman, Platinum Grove Asset Management, L.P.
c/o Dimensional Fund                                                        (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP 6300 Bee Cave                                                  Partners) (1999-2009). Formerly, Managing
Road Building 1 Austin,                                                     Partner, Oak Hill Capital Management (private
TX 78746                                                                    equity firm) (until 2004). Director, American
Age: 70                                                                     Century Fund Complex (registered investment
                                                                            companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile Exchange
                                                                            (2001-2008).

Abbie J. Smith                 Since 2000             100 portfolios in     Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                           4 investment          Professor of Accounting, The University of
Trustee of DFAITC and DEM.                            companies             Chicago Booth School of Business (since 1980).
The University of Chicago                                                   Co-Director Investment Research, Fundamental
Booth School of Business                                                    Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                     Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                           Industries Inc.) (office furniture) (since 2000).
Age: 58                                                                     Director, Ryder System Inc. (transportation,
                                                                            logistics and supply-chain management) (since
                                                                            2003). Trustee, UBS Funds (4 investment companies
                                                                            within the fund complex) (52 portfolios) (since
                                                                            2009).

NAME, POSITION                                       PORTFOLIOS WITHIN THE
WITH THE FUND,                TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE               LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------               -------------------    ---------------------  -----------------------------------------------
                                   INTERESTED TRUSTEES/DIRECTORS*
                              -----------------------------------------
David G. Booth                 Since Inception         100 portfolios        Chairman, Director/Trustee, President, and
Chairman, Director,                                    in 4 investment       Co-Chief Executive Officer (since January
Co-Chief Executive Officer                             companies             2010) of Dimensional Holdings Inc.,
and President of DFAIDG                                                      Dimensional Fund Advisors LP, DFA Securities
and DIG. Chairman,                                                           LLC, Dimensional Emerging Markets Value
Trustee, Co-Chief Executive                                                  Fund, DFAIDG, Dimensional Investment Group
Officer and President of                                                     Inc. and The DFA Investment Trust Company.
DFAITC and DEM.                                                              Director of Dimensional Fund Advisors Ltd.,
6300 Bee Cave Road,                                                          Dimensional Funds PLC, Dimensional Funds II
Building One Austin, Texas                                                   PLC, DFA Australia Limited, Dimensional
78746                                                                        Cayman Commodity Fund I Ltd., Dimensional
Age: 65                                                                      Japan Ltd. and Dimensional Advisors Ltd.
                                                                             Chairman, Director and Co-Chief Executive
                                                                             Officer of Dimensional Fund Advisors Canada
                                                                             ULC. President, Dimensional SmartNest (US)
                                                                             LLC. Limited Partner, Oak Hill Partners
                                                                             (since 2001) and VSC Investors, LLC (since
                                                                             2007). Trustee, The University of Chicago.
                                                                             Trustee, University of Kansas Endowment
                                                                             Association. Formerly, Chief Executive
                                                                             Officer (until 2010) and Chief Investment
                                                                             Officer (2003-2007) of Dimensional Fund
                                                                             Advisors LP, DFA Securities LLC, Dimensional
                                                                             Emerging Markets Value Fund, DFAIDG,
                                                                             Dimensional Investment Group Inc., The DFA
                                                                             Investment Trust Company and Dimensional
                                                                             Holdings Inc. Formerly, Chief Investment
                                                                             Officer of Dimensional Fund Advisors Ltd.
                                                                             Formerly, President and Chief Investment
                                                                             Officer of DFA Australia Limited. Formerly,
                                                                             Director, SA Funds (registered investment
                                                                             company).

Eduardo A. Repetto               Since 2009            100 portfolios        Co-Chief Executive Officer (since January
Director, Co-Chief Executive                           in 4 investment       2010), Chief Investment Officer (since March
Officer and Chief Investment                           companies             2007) and Director/Trustee of Dimensional
Officer of DFAIDG and DIG.                                                   Holdings Inc., Dimensional Fund Advisors LP,
Trustee, Co-Chief Executive                                                  DFA Securities LLC, Dimensional Emerging
Officer and Chief Investment                                                 Markets Value Fund, DFAIDG, Dimensional
Officer of DFAITC and DEM.                                                   Investment Group Inc., The DFA Investment
6300 Bee Cave Road,                                                          Trust Company and Dimensional Cayman
Building One Austin, TX                                                      Commodity Fund I Ltd. Co-Chief Executive
78746                                                                        Officer, President and Chief Investment
Age: 45                                                                      Officer of Dimensional Fund Advisors Canada
                                                                             ULC. Chief Investment Officer, Vice
                                                                             President and Director of DFA Australia
                                                                             Limited. Director of Dimensional Fund
                                                                             Advisors Ltd., Dimensional Funds PLC,
                                                                             Dimensional Funds II PLC, Dimensional Japan
                                                                             Ltd. and Dimensional Advisors Ltd. Co-Chief
                                                                             Executive Officer of Dimensional Retirement
                                                                             Plan Services LLC. Formerly, Vice President
                                                                             of Dimensional Holdings Inc., Dimensional
                                                                             Fund Advisors LP, DFA Securities LLC,
                                                                             Dimensional Emerging Markets Value Fund,
                                                                             DFAIDG, Dimensional Investment Group Inc.,
                                                                             The DFA Investment Trust Company and
                                                                             Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

 NAME, POSITION     TERM OF OFFICE/1/
 WITH THE FUND       AND LENGTH OF             PRINCIPAL OCCUPATION(S)
 AND AGE                SERVICE                  DURING PAST 5 YEARS
 --------------     ----------------   ----------------------------------------
                       OFFICERS
 -                  ----------------

 April A. Aandal      Since 2008       Vice President of all the DFA
 Vice President,                       Entities. Vice President Global
 Global Business                       Business Development of all the DFA
 Development                           Entities. Formerly, Chief Learning
 Age: 49                               Officer of Dimensional (2008-2011);
                                       Regional Director of Dimensional
                                       (2004-2008).

 Robyn G. Alcorta     Since 2012       Vice President of all the DFA
 Vice President                        Entities. Formerly, Vice President
 Age: 37                               Business Development at Capson
                                       Physicians Insurance Company
                                       (2010-2012); Vice President at
                                       Charles Schwab (2007-2010).

 Darryl D. Avery      Since 2005       Vice President of all the DFA
 Vice President                        Entities.
 Age: 46

 Arthur H. Barlow     Since 1993       Vice President of all the DFA
 Vice President                        Entities.
 Age: 56

 John T. Blood        Since 2011       Vice President of all the DFA
 Vice President                        Entities. Formerly, Regional Director
 Age: 43                               for Dimensional (2010-January 2011);
                                       Chief Market Strategist at
                                       Commonwealth Financial (2007-2010);
                                       Director of Research at Commonwealth
                                       Financial (2000-2007).

 Scott A. Bosworth    Since 2007       Vice President of all the DFA
 Vice President                        Entities.
 Age: 43

 Valerie A. Brown     Since 2001       Vice President and Assistant
 Vice President                        Secretary of all the DFA Entities,
 and Assistant                         DFA Australia Limited, Dimensional
 Secretary                             Fund Advisors Ltd., Dimensional
 Age: 45                               Cayman Commodity Fund I Ltd.,
                                       Dimensional Retirement Plan Services
                                       LLC, Dimensional Fund Advisors Pte.
                                       Ltd., Dimensional Hong Kong Limited.
                                       Director, Vice President and
                                       Assistant Secretary of Dimensional
                                       Fund Advisors Canada ULC.

 David P. Butler      Since 2007       Vice President of all the DFA
 Vice President                        Entities. Head of Global Financial
 Age: 48                               Services of Dimensional (since 2008).
                                       Formerly, Regional Director of
                                       Dimensional (January 1995 to
                                       January 2005).

 Douglas M. Byrkit    Since 2012       Vice President of all the DFA
 Vice President                        Entities. Formerly, Regional Director
 Age: 41                               for Dimensional Fund Advisors LP
                                       (December 2010-January 2012);
                                       Regional Director at Russell
                                       Investments (April 2006-December 2010).

 James G. Charles     Since 2011       Vice President of all the DFA
 Vice President                        Entities. Formerly, Regional Director
 Age: 56                               for Dimensional (2008-2010); Vice
                                       President, Client Portfolio Manager
                                       at American Century Investments
                                       (2001-2008).

 Joseph H. Chi        Since 2009       Vice President of all the DFA
 Vice President                        Entities. Co-Head of Portfolio
 Age: 46                               Management of Dimensional (since
                                       March 2012). Sr. Portfolio Manager of
                                       Dimensional (since January 2012).
                                       Formerly, Portfolio Manager for
                                       Dimensional (October 2005-January 2012).

 Stephen A. Clark     Since 2004       Vice President of all the DFA
 Vice President                        Entities, DFA Australia Limited and
 Age: 40                               Dimensional Fund Advisors Canada ULC.
                                       Head of Institutional, North America
                                       (since March 2012). Formerly, Head of
                                       Portfolio Management of Dimensional
                                       (January 2006-March 2012).

 Jeffrey D. Cornell   Since 2012       Vice President of all the DFA
 Vice President                        Entities. Formerly, Regional Director
 Age: 36                               for Dimensional Fund Advisors LP
                                       (August 2002-January 2012).

NAME, POSITION WITH  TERM OF OFFICE/1/
THE FUND              AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  SERVICE                  DURING PAST 5 YEARS
-------------------  ----------------   ---------------------------------------

Robert P. Cornell      Since 2007       Vice President of all the DFA Entities.
Vice President                          Regional Director of Financial Services
Age: 63                                 Group of Dimensional (since August
                                        1993).

George H. Crane        Since 2010       Vice President of all the DFA Entities.
Vice President                          Formerly, Senior Vice President and
Age: 57                                 Managing Director at State Street Bank
                                        & Trust Company (2007-2008);
                                        Managing Director, Head of
                                        Investment Administration and
                                        Operations at State Street Research &
                                        Management Company (2002-2005).

Christopher S.         Since 2004       Vice President and Global Chief
Crossan                                 Compliance Officer of all the DFA
Vice President and                      Entities, DFA Australia Limited,
Global Chief                            Dimensional Fund Advisors Ltd.,
Compliance Officer                      Dimensional SmartNest LLC,
Age: 46                                 Dimensional SmartNest (US) LLC and
                                        Dimensional Retirement Plan Services
                                        LLC. Chief Compliance Officer of
                                        Dimensional Fund Advisors Canada
                                        ULC.

James L. Davis         Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere        Since 1994       Vice President of all the DFA Entities,
Vice President                          DFA Australia Limited and
Age: 55                                 Dimensional Fund Advisors Canada
                                        ULC.

Peter F. Dillard       Since 2010       Vice President of all the DFA Entities.
Vice President                          Research Associate for Dimensional
Age: 40                                 (since August 2008). Formerly,
                                        Research Assistant for Dimensional
                                        (April 2006-August 2008).

Robert W. Dintzner     Since 2001       Vice President of all the DFA Entities.
Vice President and                      Chief Communications Officer of
Chief                                   Dimensional (since 2010).
Communications
Officer
Age: 42

Richard A. Eustice     Since 1998       Vice President and Assistant Secretary
Vice President and                      of all the DFA Entities and DFA
Assistant Secretary                     Australia Limited. Chief Operating
Age: 47                                 Officer of Dimensional Fund Advisors
                                        Ltd. (since July 2008). Formerly, Vice
                                        President of Dimensional Fund
                                        Advisors Ltd.

Gretchen A. Flicker    Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall         Since 2008       Vice President of all the DFA Entities.
Vice President                          Co-Head of Portfolio Management of
Age: 38                                 Dimensional (since March 2012). Sr.
                                        Portfolio Manager of Dimensional
                                        (since January 2012). Formerly,
                                        Portfolio Manager for Dimensional
                                        (since September 2004).

Jeremy P. Freeman      Since 2009       Vice President of all the DFA Entities.
Vice President                          Senior Technology Manager for
Age: 41                                 Dimensional (since June 2006).
                                        Formerly, Principal at AIM
                                        Investments/Amvescap PLC (now
                                        Invesco) (June 1998-June 2006).

Mark R. Gochnour       Since 2007       Vice President of all the DFA Entities.
Vice President                          Regional Director of Dimensional.
Age: 45

Tom M. Goodrum         Since 2012       Vice President of all the DFA Entities.
Vice President                          Formerly, Managing Director at
Age: 44                                 BlackRock (2004-January 2012).

Henry F. Gray          Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray           Since 2007       Vice President of all the DFA Entities.
Vice President                          Formerly, Regional Director of
Age: 38                                 Dimensional (January 2005 to February
                                        2007).

 NAME, POSITION      TERM OF OFFICE/1/
 WITH THE FUND        AND LENGTH OF             PRINCIPAL OCCUPATION(S)
 AND AGE                 SERVICE                  DURING PAST 5 YEARS
 --------------      ----------------   ---------------------------------------

 Christian Gunther     Since 2011       Vice President of all the DFA Entities.
 Vice President                         Senior Trader for Dimensional Fund
 Age: 37                                Advisors LP (since 2012). Formerly,
                                        Senior Trader for Dimensional Fund
                                        Advisors Ltd. (2009-2012); Trader for
                                        Dimensional Fund Advisors Ltd.
                                        (2008-2009); Trader for Dimensional
                                        Fund Advisors LP (2004-2008).

 Joel H. Hefner        Since 2007       Vice President of all the DFA Entities.
 Vice President                         Regional Director of Dimensional
 Age: 44                                (since June 1998).

 Julie C. Henderson    Since 2005       Vice President and Fund Controller of
 Vice President and                     all the DFA Entities and Dimensional
 Fund Controller                        Cayman Commodity Fund I Ltd. and
 Age: 38                                Dimensional Japan Ltd.

 Kevin B. Hight        Since 2005       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Christine W. Ho       Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 44

 Michael C. Horvath    Since 2011       Vice President of all the DFA Entities.
 Vice President                         Formerly, Managing Director, Co-Head
 Age: 52                                Global Consultant Relations at
                                        BlackRock (2004-2011).

 Jeff J. Jeon          Since 2004       Vice President of all the DFA Entities
 Vice President                         and Dimensional Cayman Commodity
 Age: 38                                Fund I Ltd.

 Stephen W. Jones      Since 2012       Vice President of all the DFA Entities.
 Vice President                         Formerly, Facilities Manager for
 Age: 44                                Dimensional Fund Advisors LP
                                        (October 2008-January 2012); General
                                        Manager at Intereity Investments
                                        (March 2007-October 2008).

 Patrick M. Keating    Since 2003       Vice President and Chief Operating
 Vice President and                     Officer of all the DFA Entities,
 Chief Operating                        Dimensional Cayman Commodity
 Officer                                Fund I Ltd., Dimensional Japan Ltd.,
 Age: 57                                Dimensional Advisors Ltd.,
                                        Dimensional Fund Advisors Pte. Ltd.,
                                        Dimensional Hong Kong Limited and
                                        Dimensional Retirement Plan Services
                                        LLC. Director, Vice President and
                                        Chief Privacy Officer of Dimensional
                                        Fund Advisors Canada ULC. Director
                                        of DFA Australia Limited,
                                        Dimensional Fund Advisors Ltd.,
                                        Dimensional Japan Ltd., Dimensional
                                        Advisors Ltd. and Dimensional Fund
                                        Advisors Pte. Ltd. Director and Vice
                                        President of Dimensional Hong Kong
                                        Limited.

 Glenn E. Kemp         Since 2012       Vice President of all the DFA Entities.
 Vice President                         Formerly, Regional Director for
 Age: 64                                Dimensional Fund Advisors LP (April
                                        2006-January 2012).

 David M. Kershner     Since 2010       Vice President of all the DFA Entities.
 Vice President                         Portfolio Manager for Dimensional
 Age: 41                                (since June 2004).

 Seyun Alice Kim       Since 2012       Vice President of all the DFA Entities.
 Vice President                         Formerly, Accounting Manager for
 Age: 32                                Dimensional Fund Advisors LP
                                        (January 2006-January 2012).

 Timothy R. Kohn       Since 2011       Vice President of all the DFA Entities.
 Vice President                         Head of Defined Contribution Sales for
 Age: 41                                Dimensional (since August 2010).
                                        Formerly, Chief DC Strategist,
                                        Barclays Global Investors (2005-2009).

 Joseph F. Kolerich    Since 2004       Vice President of all the DFA Entities.
 Vice President                         Sr. Portfolio Manager of Dimensional
 Age: 40                                (since January 2012).Formerly,
                                        Portfolio Manager for Dimensional
                                        (April 2007-January 2012).

 Stephen W. Kurad      Since 2011       Vice President of all the DFA Entities.
 Vice President                         Regional Director for Dimensional
 Age: 43                                (2007-2010).

 Michael F. Lane       Since 2004       Vice President of all the DFA Entities.
 Vice President                         Chief Executive Officer of
 Age: 45                                Dimensional SmartNest (US) LLC
                                        (since 2012).

                                  TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND        AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
AND AGE                                SERVICE                                    DURING PAST 5 YEARS
----------------------------  -------------------------- ---------------------------------------------------------------------

Francis R. Lao                       Since 2011          Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                           Global Operations at Janus Capital Group (2005-2011).
Age: 43

Juliet Lee                           Since 2005          Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                           Dimensional (since January 2004).
Age: 41

Marlena I. Lee                       Since 2011          Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                           for Dimensional (July 2008-2010).
Age: 31

Apollo D. Lupescu                    Since 2009          Vice President of all the DFA Entities. Regional Director for
Vice President                                           Dimensional (since February 2004).
Age: 43

Kenneth M. Manell                    Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd. Counsel for Dimensional (since September 2006).
Age: 39                                                  Formerly, Assistant General Counsel at Castle & Cooke (January
                                                         2004-September 2006).

Aaron M. Marcus                      Since 2008          Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of                                 Resources of Dimensional. Formerly, Global Head of Recruiting and
Global Human Resources                                   Vice President of Goldman Sachs & Co. (June 2006 to January 2008).
Age: 42

David R. Martin                      Since 2007          Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief                                    Entities. Director, Vice President, Chief Financial Officer and
Financial Officer and                                    Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited,
Treasurer                                                Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.,
Age: 55                                                  Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada
                                                         ULC. Chief Financial Officer, Treasurer, and Vice President of
                                                         Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional Retirement
                                                         Plan Services LLC. Director of Dimensional Funds PLC and Dimensional
                                                         Funds II PLC. Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell           Vice President since 1997  Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary  and Secretary since 2000   Retirement Plan Services LLC (since June 2012). Director, Vice
Age: 48                                                  President and Secretary of DFA Australia Limited and Dimensional Fund
                                                         Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                         Advisors Canada ULC (since June 2003), Dimensional SmartNest LLC,
                                                         Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I
                                                         Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional
                                                         Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                         (since June 2012) and Dimensional Hong Kong Limited (since August
                                                         2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC
                                                         (since 2002 and 2006, respectively). Director of Dimensional Japan
                                                         Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                         and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Christian A. Newton                  Since 2009          Vice President of all DFA Entities. Web Services Manager for
Vice President                                           Dimensional (since January 2008). Formerly, Design Manager of
Age: 37                                                  Dimensional (2005-2008).

Pamela B. Noble                      Since 2011          Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                           Dimensional (2008-2010). Formerly, Vice President and Portfolio
Age: 48                                                  Manager at USAA Investment Management Company (2001-2006).

Carolyn L. O                         Since 2010          Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                           Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011).
Age: 38                                                  Counsel for Dimensional (2007-2011). Formerly, Associate at K&L Gates
                                                         LLP (January 2004-September 2007).

 NAME, POSITION      TERM OF OFFICE/1/
 WITH THE FUND        AND LENGTH OF             PRINCIPAL OCCUPATION(S)
 AND AGE                 SERVICE                  DURING PAST 5 YEARS
 --------------      ----------------   ---------------------------------------

 Gerard K. O'Reilly    Since 2007       Vice President of all the DFA Entities.
 Vice President                         Formerly, Research Associate of
 Age: 35                                Dimensional (2004 to 2006).

 Daniel C. Ong         Since 2009       Vice President of all the DFA Entities.
 Vice President                         Portfolio Manager for Dimensional
 Age: 38                                (since July 2005).

 Kyle K. Ozaki         Since 2010       Vice President of all the DFA Entities.
 Vice President                         Senior Compliance Officer for
 Age: 34                                Dimensional (since January 2008).
                                        Formerly, Compliance Officer
                                        (February 2006-December 2007) and
                                        Compliance Analyst (August 2004-
                                        January 2006) for Dimensional.

 David A. Plecha       Since 1993       Vice President of all the DFA Entities,
 Vice President                         DFA Australia Limited, Dimensional
 Age: 51                                Fund Advisors Ltd. and Dimensional
                                        Fund Advisors Canada ULC.

 Allen Pu Vice         Since 2011       Vice President of all the DFA Entities.
 President                              Portfolio Manager for Dimensional
 Age: 41                                (July 2006-2010).

 Theodore W. Randall   Since 2008       Vice President of all the DFA Entities.
 Vice President                         Formerly, Research Associate of
 Age: 39                                Dimensional (2006-2008). Systems
                                        Developer of Dimensional (2001-
                                        2006).

 Savina B. Rizova      Since 2012       Vice President of all the DFA Entities.
 Vice President                         Formerly, Research Associate for
 Age: 31                                Dimensional Fund Advisors LP (June
                                        2011-January 2012); Research
                                        Assistant for Dimensional Fund
                                        Advisors LP (July 2004-August 2007).

 L. Jacobo Rodriguez   Since 2005       Vice President of all the DFA Entities.
 Vice President
 Age: 41

 Julie A. Saft         Since 2010       Vice President of all the DFA Entities.
 Vice President                         Client Systems Manager for
 Age: 53                                Dimensional (since July 2008).
                                        Formerly, Senior Manager at Vanguard
                                        (November 1997-July 2008).

 David E. Schneider    Since 2001       Vice President of all the DFA Entities
 Vice President                         and Dimensional Fund Advisors
 Age: 66                                Canada ULC.

 Walid A. Shinnawi     Since 2010       Vice President of all the DFA Entities.
 Vice President                         Formerly, Regional Director for
 Age: 50                                Dimensional (March 2006-January
                                        2010).

 Bruce A. Simmons      Since 2009       Vice President of all the DFA Entities.
 Vice President                         Investment Operations Manager for
 Age: 47                                Dimensional (since May 2007).
                                        Formerly, Vice President Client and
                                        Fund Reporting at Mellon Financial
                                        (September 2005-May 2007).

 Edward R. Simpson     Since 2007       Vice President of all the DFA Entities.
 Vice President                         Regional Director of Dimensional
 Age: 44                                (since December 2002).

 Bryce D. Skaff        Since 2007       Vice President of all the DFA Entities.
 Vice President                         Formerly, Regional Director of
 Age: 37                                Dimensional (December 1999 to
                                        January 2007).

 Andrew D. Smith       Since 2011       Vice President of all the DFA Entities.
 Vice President                         Project Manager for Dimensional
 Age: 44                                (2007-2010). Formerly, Business
                                        Analyst Manager, National Instruments
                                        (2003-2007).

 Grady M. Smith        Since 2004       Vice President of all the DFA Entities
 Vice President                         and Dimensional Fund Advisors
 Age: 56                                Canada ULC.

 Carl G. Snyder        Since 2000       Vice President of all the DFA Entities.
 Vice President
 Age: 49

 Lawrence R. Spieth    Since 2004       Vice President of all the DFA Entities.
 Vice President
 Age: 64

                               TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND    AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                            SERVICE                  DURING PAST 5 YEARS
----------------------------   ----------------   ---------------------------------------

Bradley G. Steiman               Since 2004       Vice President of all the DFA Entities
Vice President                                    and Director and Vice President of
Age: 39                                           Dimensional Fund Advisors Canada
                                                  ULC.

John H. Totten                   Since 2012       Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director for
Age: 34                                           Dimensional Fund Advisors LP
                                                  (January 2008-January 2012).

Robert C. Trotter                Since 2009       Vice President of all the DFA Entities.
Vice President                                    Senior Manager, Technology for
Age: 54                                           Dimensional (since March 2007).
                                                  Formerly, Director of Technology at
                                                  AMVESCAP (2002-2007).

Karen E. Umland                  Since 1997       Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited, Dimensional
Age: 46                                           Fund Advisors Ltd., and Dimensional
                                                  Fund Advisors Canada ULC.

Brian J. Walsh                   Since 2009       Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 42                                           (since 2004).

Weston J. Wellington             Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                    Since 2007       Vice President of all the DFA Entities.
Vice President                                    Senior Trader of Dimensional (since
Age: 36                                           2007).

Paul E. Wise                     Since 2005       Vice President of all the DFA Entities.
Vice President                                    Chief Technology Officer for
Age: 57                                           Dimensional (since 2004).

Faith A. Yando                   Since 2011       Vice President of all the DFA Entities.
Vice President                                    Formerly, Senior Vice President,
Age: 50                                           Global Public Relations at Natixis
                                                  Global Asset Management (2008-
                                                  2011); Senior Vice President, Media
                                                  Relations at Bank of America (2007-
                                                  2008).

Joseph L. Young                  Since 2011       Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director
Age: 33                                           for Dimensional (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio/Series to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                     QUALIFYING
                                                                                        FOR
                                 NET                                                 CORPORATE
                             INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DIMENSIONAL                    INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE
INVESTMENT GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
---------------------       ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
DFA International Value
  Portfolio IV.............      100%          --            --            100%         100%        100%        2%       96%
Emerging Markets Portfolio
  II.......................      100%          --            --            100%         100%        100%        6%       95%



                            QUALIFYING   QUALIFYING
DIMENSIONAL                  INTEREST    SHORT-TERM
INVESTMENT GROUP INC.       INCOME(5)  CAPITAL GAIN(6)
---------------------       ---------- ---------------
DFA International Value
  Portfolio IV.............    100%          100%
Emerging Markets Portfolio
  II.......................    100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of Investment Company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]  Recycled
        Recyclable                                         DFA103112-011A

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)   Audit Fees
              Fiscal Year Ended October 31, 2012: $262,134
              Fiscal Year Ended October 31, 2011: $98,497

     (b)   Audit-Related Fees
              Fees for Registrant   Fiscal Year Ended October 31, 2012: $21,036
                                    Fiscal Year Ended October 31, 2011: $18,854

     For fiscal years ended October 31, 2012 and October 31, 2011, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

           Audit-Related Fees required to be approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                    Fiscal Year Ended October 31, 2012: $170,000
                                    Fiscal Year Ended October 31, 2011: $160,000

     For the fiscal years ended October 31, 2012 and October 31, 2011, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

     (c)   Tax Fees
              Fees for Registrant   Fiscal Year Ended October 31, 2012: $135,550
                                    Fiscal Year Ended October 31, 2011: $66,632

     In the fiscal years ended October 31, 2012 and October 31, 2011, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's applicable tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)   All Other Fees
              Fees for Registrant   Fiscal Year Ended October 31, 2012: $0
                                    Fiscal Year Ended October 31, 2011: $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A.   General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B.   Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

            (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

            (b) refer such matter to the full Committee for its consideration and action.

            In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E.   Amendment; Annual Review

       1.   The Committee may amend these procedures from time to time.

       2.   These procedures shall be reviewed annually by the Committee.

       F.   Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

      (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2012 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

       (g)  Aggregate Non-Audit Fees
                 Fiscal Year Ended October 31, 2012: $1,882,944
                 Fiscal Year Ended October 31, 2011: $1,311,294

       (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.     INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE      RELATIONSHIP TO SERIES OF THE REGISTRANT
OF INVESTMENTS IS PROVIDED
U.S. Large Company Portfolio           Series of Registrant
The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                       Portfolio II, U.S. Large Cap Value
                                       Portfolio III and LWAS/DFA U.S. High
                                       Book to Market Portfolio

The DFA International Value Series     Master fund for DFA International Value
                                       Portfolio, DFA International Value
                                       Portfolio II, DFA International Value
                                       Portfolio III and DFA International
                                       Value Portfolio IV
The Emerging Markets Series            Master fund for Emerging Markets
                                       Portfolio II
The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
Series                                 Marketwide Value Portfolio II

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR     American Depository Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depository Receipt
NVDR    Non-Voting Depository Receipt
P.L.C.  Public Limited Company

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.
++   Securities have generally been fair valued. See Security Valuation
     Note within the Notes to Schedules of Investments.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from securities on loan.
..    Security is being fair valued as of October 31, 2012.
--   Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                       SHARES     VALUE+
                                                                      --------- -----------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (9.8%)
  #Abercrombie & Fitch Co. Class A...................................    26,396 $   807,190
  *Amazon.com, Inc...................................................   115,612  26,916,786
 #*Apollo Group, Inc. Class A........................................    32,256     647,700
 #*AutoNation, Inc...................................................    12,346     548,162
 #*AutoZone, Inc.....................................................    11,966   4,487,250
  *Bed Bath & Beyond, Inc............................................    74,214   4,280,664
  #Best Buy Co., Inc.................................................    85,023   1,293,200
 #*Big Lots, Inc.....................................................    19,040     554,635
 #*BorgWarner, Inc...................................................    36,584   2,407,959
  #Cablevision Systems Corp. Class A.................................    68,980   1,201,632
  *CarMax, Inc.......................................................    72,998   2,463,683
   Carnival Corp.....................................................   142,951   5,414,984
  #CBS Corp. Class B.................................................   190,282   6,165,137
 #*Chipotle Mexican Grill, Inc.......................................    10,128   2,577,880
  #Coach, Inc........................................................    91,167   5,109,910
  #Comcast Corp. Class A.............................................   855,404  32,086,204
  #D.R. Horton, Inc..................................................    88,801   1,861,269
   Darden Restaurants, Inc...........................................    40,992   2,156,999
  *DIRECTV...........................................................   200,710  10,258,288
 #*Discovery Communications, Inc. Class A............................    79,008   4,663,052
  *Dollar Tree, Inc..................................................    73,629   2,935,588
  #Expedia, Inc......................................................    29,941   1,771,010
  #Family Dollar Stores, Inc.........................................    31,007   2,045,222
  #Ford Motor Co..................................................... 1,219,251  13,606,841
 #*Fossil, Inc.......................................................    17,503   1,524,511
  #GameStop Corp. Class A............................................    39,457     900,803
  #Gannett Co., Inc..................................................    73,980   1,250,262
  #Gap, Inc. (The)...................................................    95,321   3,404,866
   Genuine Parts Co..................................................    49,581   3,102,779
 #*Goodyear Tire & Rubber Co. (The)..................................    78,234     892,650
   H&R Block, Inc....................................................    86,667   1,534,006
  #Harley-Davidson, Inc..............................................    72,854   3,406,653
  #Harman International Industries, Inc..............................    21,470     900,237
  #Hasbro, Inc.......................................................    37,051   1,333,466
   Home Depot, Inc. (The)............................................   481,897  29,578,838
  #International Game Technology.....................................    85,385   1,096,343
  #Interpublic Group of Cos., Inc. (The).............................   139,739   1,411,364
  #J.C. Penney Co., Inc..............................................    45,523   1,093,007
  *Johnson Controls, Inc.............................................   218,630   5,629,723
 #*Kohl's Corp.......................................................    68,969   3,674,668
  #Leggett & Platt, Inc..............................................    44,944   1,192,364
  #Lennar Corp. Class A..............................................    52,047   1,950,201
  #Limited Brands, Inc...............................................    76,259   3,652,044
   Lowe's Cos., Inc..................................................   364,613  11,806,169
  #Macy's, Inc.......................................................   128,676   4,898,695
  #Marriott International, Inc.......................................    80,481   2,935,947
   Mattel, Inc.......................................................   108,987   4,008,542
  #McDonald's Corp...................................................   322,373  27,981,976
  #McGraw-Hill Cos., Inc. (The)......................................    89,573   4,951,595
 #*Netflix, Inc......................................................    17,752   1,404,006
   Newell Rubbermaid, Inc............................................    92,322   1,905,526
  #News Corp. Class A................................................   650,837  15,568,021
  #NIKE, Inc. Class B................................................   117,525  10,739,435
  #Nordstrom, Inc....................................................    48,832   2,772,193
  #Omnicom Group, Inc................................................    84,911   4,068,086
 #*O'Reilly Automotive, Inc..........................................    38,005   3,256,268
 #*PetSmart, Inc.....................................................    34,584   2,296,032
 #*Priceline.com, Inc................................................    15,927   9,138,435

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Discretionary -- (Continued)
  *PulteGroup, Inc...................................................   107,956 $  1,871,957
  #Ralph Lauren Corp.................................................    19,523    3,000,490
   Ross Stores, Inc..................................................    71,584    4,363,045
  #Scripps Networks Interactive, Inc. Class A........................    27,625    1,677,390
  #Staples, Inc......................................................   218,140    2,511,882
   Starbucks Corp....................................................   242,955   11,151,634
  #Starwood Hotels & Resorts Worldwide, Inc..........................    62,807    3,256,543
  #Target Corp.......................................................   209,352   13,346,190
  #Tiffany & Co......................................................    38,053    2,405,711
  #Time Warner Cable, Inc............................................    97,937    9,706,536
  #Time Warner, Inc..................................................   303,350   13,180,558
   TJX Cos., Inc. (The)..............................................   235,315    9,796,163
 #*TripAdvisor, Inc..................................................    35,034    1,061,180
 #*Urban Outfitters, Inc.............................................    34,891    1,247,702
  #V.F. Corp.........................................................    28,105    4,397,870
   Viacom, Inc. Class B..............................................   151,342    7,759,304
  #Walt Disney Co. (The).............................................   573,590   28,146,061
  #Washington Post Co. Class B (The).................................     1,450      483,590
   Whirlpool Corp....................................................    24,789    2,421,390
   Wyndham Worldwide Corp............................................    45,454    2,290,882
  #Wynn Resorts, Ltd.................................................    25,386    3,073,229
   Yum! Brands, Inc..................................................   145,725   10,216,780
                                                                                ------------
Total Consumer Discretionary.........................................            448,887,043
                                                                                ------------
Consumer Staples -- (9.6%)
   Altria Group, Inc.................................................   649,853   20,665,325
   Archer-Daniels-Midland Co.........................................   210,544    5,651,001
   Avon Products, Inc................................................   138,122    2,139,510
   Beam, Inc.........................................................    50,626    2,812,781
  #Brown-Forman Corp. Class B........................................    48,413    3,101,337
  #Campbell Soup Co..................................................    57,580    2,030,847
   Clorox Co. (The)..................................................    41,434    2,995,678
  #Coca-Cola Co. (The)............................................... 1,237,685   46,017,128
   Coca-Cola Enterprises, Inc........................................    88,496    2,782,314
  #Colgate-Palmolive Co..............................................   142,487   14,955,436
  #ConAgra Foods, Inc................................................   129,811    3,613,938
 #*Constellation Brands, Inc. Class A................................    47,055    1,662,924
  #Costco Wholesale Corp.............................................   138,210   13,604,010
  #CVS Caremark Corp.................................................   406,706   18,871,158
  *Dean Foods Co.....................................................    59,088      995,042
   Dr. Pepper Snapple Group, Inc.....................................    67,309    2,884,191
  #Estee Lauder Cos., Inc. Class A (The).............................    76,742    4,728,842
  #General Mills, Inc................................................   207,241    8,306,219
  #H.J. Heinz Co.....................................................   102,371    5,887,356
  #Hershey Co. (The).................................................    48,478    3,337,710
  #Hormel Foods Corp.................................................    42,858    1,265,597
  #J.M. Smucker Co. (The)............................................    34,989    2,996,458
  #Kellogg Co........................................................    78,907    4,128,414
   Kimberly-Clark Corp...............................................   126,237   10,534,478
  *Kraft Foods Group, Inc............................................   189,105    8,600,495
  #Kroger Co. (The)..................................................   174,122    4,391,357
  #Lorillard, Inc....................................................    41,753    4,843,766
   McCormick & Co., Inc. Non-Voting..................................    42,399    2,612,626
  #Mead Johnson Nutrition Co.........................................    65,138    4,016,409
   Molson Coors Brewing Co. Class B..................................    49,746    2,146,042
   Mondelez International, Inc. Class A..............................   567,317   15,056,593
 #*Monster Beverage Corp.............................................    49,068    2,191,868
  #PepsiCo, Inc......................................................   497,507   34,447,385
  #Philip Morris International, Inc..................................   538,889   47,724,010
   Procter & Gamble Co. (The)........................................   880,482   60,964,574
   Reynolds American, Inc............................................   104,841    4,365,579

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Staples -- (Continued)
  #Safeway, Inc......................................................    76,563 $  1,248,743
  #Sysco Corp........................................................   187,524    5,826,371
  #Tyson Foods, Inc. Class A.........................................    92,562    1,555,967
  #Walgreen Co.......................................................   273,993    9,652,773
  #Wal-Mart Stores, Inc..............................................   537,291   40,307,571
  #Whole Foods Market, Inc...........................................    54,901    5,200,772
                                                                                ------------
Total Consumer Staples...............................................            441,120,595
                                                                                ------------
Energy -- (9.9%)
   Anadarko Petroleum Corp...........................................   159,736   10,991,434
  #Apache Corp.......................................................   125,063   10,348,963
  #Baker Hughes, Inc.................................................   140,516    5,897,457
   Cabot Oil & Gas Corp..............................................    67,129    3,153,720
 #*Cameron International Corp........................................    78,728    3,986,786
  #Chesapeake Energy Corp............................................   165,917    3,361,478
   Chevron Corp......................................................   627,254   69,129,663
   ConocoPhillips....................................................   388,264   22,461,072
  #CONSOL Energy, Inc................................................    72,767    2,558,488
  *Denbury Resources, Inc............................................   125,057    1,917,124
  #Devon Energy Corp.................................................   120,258    7,000,218
  #Diamond Offshore Drilling, Inc....................................    22,221    1,538,582
  *Energy Transfer Partners LP.......................................    16,734      716,215
   Ensco P.L.C.......................................................    74,177    4,288,914
  #EOG Resources, Inc................................................    86,320   10,055,417
  #EQT Corp..........................................................    47,821    2,899,387
  #Exxon Mobil Corp.................................................. 1,475,617  134,532,002
 #*FMC Technologies, Inc.............................................    76,206    3,116,825
   Halliburton Co....................................................   296,582    9,576,633
   Helmerich & Payne, Inc............................................    33,787    1,615,019
  #Hess Corp.........................................................    94,980    4,963,655
  #Kinder Morgan, Inc................................................   202,256    7,020,306
   Marathon Oil Corp.................................................   225,373    6,774,712
  #Marathon Petroleum Corp...........................................   108,145    5,940,405
  #Murphy Oil Corp...................................................    58,994    3,539,640
  *Nabors Industries, Ltd............................................    92,829    1,252,263
  #National Oilwell Varco, Inc.......................................   136,317   10,046,563
  *Newfield Exploration Co...........................................    43,151    1,170,255
   Noble Corp........................................................    80,751    3,047,543
  #Noble Energy, Inc.................................................    56,847    5,401,033
   Occidental Petroleum Corp.........................................   258,922   20,444,481
  #Peabody Energy Corp...............................................    85,779    2,393,234
  #Phillips 66.......................................................   200,413    9,451,477
   Pioneer Natural Resources Co......................................    39,331    4,155,320
   QEP Resources, Inc................................................    56,828    1,648,012
  #Range Resources Corp..............................................    51,942    3,394,929
  *Rowan Cos. P.L.C. Class A.........................................    39,702    1,258,950
   Schlumberger, Ltd.................................................   424,221   29,496,086
 #*Southwestern Energy Co............................................   111,302    3,862,179
  #Spectra Energy Corp...............................................   208,708    6,025,400
   Tesoro Corp.......................................................    44,689    1,685,222
   Valero Energy Corp................................................   176,336    5,131,378
  #Williams Cos., Inc. (The).........................................   200,268    7,007,377
 #*WPX Energy, Inc...................................................    63,627    1,077,841
                                                                                ------------
Total Energy.........................................................            455,333,658
                                                                                ------------
Financials -- (11.5%)
   ACE, Ltd..........................................................   108,399    8,525,581
  #Aflac, Inc........................................................   149,695    7,451,817
   Allstate Corp. (The)..............................................   155,020    6,197,700
  #American Express Co...............................................   315,290   17,646,781
  *American International Group, Inc.................................   372,826   13,022,812

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
  #Ameriprise Financial, Inc.........................................    67,365 $ 3,932,095
   Aon P.L.C.........................................................   103,066   5,560,411
  #Assurant, Inc.....................................................    25,920     980,035
   Bank of America Corp.............................................. 3,445,163  32,108,919
  #Bank of New York Mellon Corp. (The)...............................   377,635   9,331,361
  #BB&T Corp.........................................................   223,495   6,470,180
  *Berkshire Hathaway, Inc. Class B..................................   586,237  50,621,565
  #BlackRock, Inc....................................................    40,901   7,758,102
   Capital One Financial Corp........................................   185,733  11,175,555
  *CBRE Group, Inc. Class A..........................................    96,530   1,739,471
  #Charles Schwab Corp. (The)........................................   350,282   4,756,830
  #Chubb Corp. (The).................................................    84,985   6,542,145
   Cincinnati Financial Corp.........................................    46,758   1,862,839
  #Citigroup, Inc....................................................   937,452  35,051,330
   CME Group, Inc....................................................    97,793   5,469,562
  #Comerica, Inc.....................................................    61,856   1,843,927
   Discover Financial Services.......................................   164,606   6,748,846
 #*E*Trade Financial Corp............................................    82,084     686,222
  #Federated Investors, Inc. Class B.................................    29,956     696,177
  #Fifth Third Bancorp...............................................   293,756   4,268,275
  #First Horizon National Corp.......................................    79,538     740,499
  #Franklin Resources, Inc...........................................    44,176   5,645,693
 #*Genworth Financial, Inc. Class A..................................   157,163     936,691
  #Goldman Sachs Group, Inc. (The)...................................   144,063  17,631,871
   Hartford Financial Services Group, Inc............................   139,320   3,024,637
   Hudson City Bancorp, Inc..........................................   151,948   1,289,279
   Huntington Bancshares, Inc........................................   274,412   1,753,493
  *IntercontinentalExchange, Inc.....................................    23,259   3,046,929
   Invesco, Ltd......................................................   142,328   3,461,417
   JPMorgan Chase & Co............................................... 1,214,380  50,615,358
   KeyCorp...........................................................   301,605   2,539,514
  #Legg Mason, Inc...................................................    38,425     979,069
 #*Leucadia National Corp............................................    63,331   1,437,614
  #Lincoln National Corp.............................................    89,245   2,212,384
   Loews Corp........................................................    99,905   4,223,983
  #M&T Bank Corp.....................................................    38,473   4,005,039
   Marsh & McLennan Cos., Inc........................................   173,967   5,920,097
  #MetLife, Inc......................................................   339,578  12,051,623
  #Moody's Corp......................................................    61,825   2,977,492
  #Morgan Stanley....................................................   442,068   7,683,142
   NASDAQ OMX Group, Inc. (The)......................................    37,879     901,899
  #Northern Trust Corp...............................................    69,967   3,343,023
  #NYSE Euronext.....................................................    78,641   1,947,151
   People's United Financial, Inc....................................   112,289   1,350,837
  #Plum Creek Timber Co., Inc........................................    51,634   2,266,733
  #PNC Financial Services Group, Inc.................................   169,239   9,848,017
  #Principal Financial Group, Inc....................................    88,682   2,442,302
  #Progressive Corp. (The)...........................................   179,155   3,995,157
  #Prudential Financial, Inc.........................................   148,970   8,498,739
   Regions Financial Corp............................................   451,815   2,945,834
  #SLM Corp..........................................................   150,057   2,638,002
  #State Street Corp.................................................   153,159   6,826,297
  #SunTrust Banks, Inc...............................................   172,141   4,682,235
  #T. Rowe Price Group, Inc..........................................    81,144   5,269,491
   Torchmark Corp....................................................    30,496   1,542,793
   Travelers Cos., Inc. (The)........................................   123,190   8,739,099
  #U.S. Bancorp......................................................   605,886  20,121,474
   Unum Group........................................................    89,554   1,816,155
   Wells Fargo & Co.................................................. 1,570,400  52,906,776
   XL Group P.L.C....................................................    97,727   2,417,766

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Financials -- (Continued)
   Zions Bancorporation..............................................    58,867 $  1,263,874
                                                                                ------------
Total Financials.....................................................            528,388,016
                                                                                ------------
Health Care -- (10.7%)
  #Abbott Laboratories...............................................   501,682   32,870,205
   Aetna, Inc........................................................   106,836    4,668,733
   Agilent Technologies, Inc.........................................   111,389    4,008,890
  *Alexion Pharmaceuticals, Inc......................................    61,716    5,577,892
  #Allergan, Inc.....................................................    98,311    8,840,125
  #AmerisourceBergen Corp............................................    80,442    3,172,632
  #Amgen, Inc........................................................   246,397   21,324,428
   Bard (C.R.), Inc..................................................    24,922    2,397,247
  #Baxter International, Inc.........................................   174,938   10,956,367
  #Becton Dickinson & Co.............................................    63,792    4,827,779
  *Biogen Idec, Inc..................................................    75,554   10,443,074
  *Boston Scientific Corp............................................   453,618    2,331,597
  #Bristol-Myers Squibb Co...........................................   536,746   17,846,805
  #Cardinal Health, Inc..............................................   109,036    4,484,651
 #*CareFusion Corp...................................................    70,941    1,884,193
 #*Celgene Corp......................................................   137,916   10,112,001
 #*Cerner Corp.......................................................    46,512    3,543,749
  #Cigna Corp........................................................    92,183    4,701,333
   Coventry Health Care, Inc.........................................    42,788    1,867,268
   Covidien P.L.C....................................................   153,476    8,433,506
  *DaVita, Inc.......................................................    27,217    3,062,457
  #DENTSPLY International, Inc.......................................    45,324    1,669,736
 #*Edwards Lifesciences Corp.........................................    36,991    3,211,929
  #Eli Lilly & Co....................................................   326,447   15,875,118
 #*Express Scripts Holding Co........................................   259,179   15,949,876
  *Forest Laboratories, Inc..........................................    74,743    2,519,587
  *Gilead Sciences, Inc..............................................   241,858   16,243,183
 #*HealthSouth Corp..................................................       616       13,632
 #*Hospira, Inc......................................................    52,782    1,619,880
   Humana, Inc.......................................................    51,695    3,839,388
 #*Intuitive Surgical, Inc...........................................    12,765    6,921,438
  #Johnson & Johnson.................................................   881,366   62,418,340
 #*Laboratory Corp. of America Holdings..............................    30,656    2,597,483
 #*Life Technologies Corp............................................    56,037    2,740,770
  #McKesson Corp.....................................................    75,446    7,039,866
  #Medtronic, Inc....................................................   326,116   13,559,903
   Merck & Co., Inc..................................................   973,623   44,426,418
 #*Mylan, Inc........................................................   129,753    3,287,941
  #Patterson Cos., Inc...............................................    27,161      907,177
  #PerkinElmer, Inc..................................................    36,465    1,127,862
  #Perrigo Co........................................................    28,097    3,231,436
  #Pfizer, Inc....................................................... 2,387,836   59,385,481
  #Quest Diagnostics, Inc............................................    50,748    2,929,175
  #St. Jude Medical, Inc.............................................   100,369    3,840,118
  #Stryker Corp......................................................    92,430    4,861,818
 #*Tenet Healthcare Corp.............................................    33,305      785,998
   Thermo Fisher Scientific, Inc.....................................   116,858    7,135,349
   UnitedHealth Group, Inc...........................................   330,134   18,487,504
  *Varian Medical Systems, Inc.......................................    35,393    2,362,837
 #*Waters Corp.......................................................    28,028    2,292,971
  *Watson Pharmaceuticals, Inc.......................................    40,804    3,507,104
   WellPoint, Inc....................................................   103,955    6,370,362
  #Zimmer Holdings, Inc..............................................    55,846    3,585,872
                                                                                ------------
Total Health Care....................................................            492,100,484
                                                                                ------------
Industrials -- (8.7%)
   3M Co.............................................................   203,319   17,810,744

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES     VALUE+
                                                                      --------- -----------
Industrials -- (Continued)
  *ADT Corp. (The)...................................................    73,505 $ 3,051,193
   Avery Dennison Corp...............................................    32,435   1,050,245
  #Boeing Co. (The)..................................................   216,300  15,236,172
  #C.H. Robinson Worldwide, Inc......................................    51,620   3,114,235
   Caterpillar, Inc..................................................   208,835  17,711,296
  #Cintas Corp.......................................................    34,380   1,437,428
  #Cooper Industries P.L.C...........................................    51,107   3,829,959
   CSX Corp..........................................................   332,462   6,805,497
  #Cummins, Inc......................................................    56,608   5,297,377
  #Danaher Corp......................................................   186,723   9,659,181
  #Deere & Co........................................................   125,207  10,697,686
  #Dover Corp........................................................    58,438   3,402,260
  #Dun & Bradstreet Corp. (The)......................................    14,347   1,162,681
  #Eaton Corp........................................................   107,922   5,096,077
   Emerson Electric Co...............................................   232,509  11,260,411
   Equifax, Inc......................................................    38,317   1,917,383
  #Expeditors International of Washington, Inc.......................    67,305   2,464,036
  #Fastenal Co.......................................................    86,152   3,850,994
  #FedEx Corp........................................................    93,351   8,587,358
  #Flowserve Corp....................................................    16,344   2,214,449
  #Fluor Corp........................................................    53,376   2,981,050
  *General Dynamics Corp.............................................   106,008   7,217,025
   General Electric Co............................................... 3,375,438  71,086,724
  #Honeywell International, Inc......................................   249,530  15,281,217
  #Illinois Tool Works, Inc..........................................   137,880   8,456,180
   Ingersoll-Rand P.L.C..............................................    91,643   4,309,970
  #Iron Mountain, Inc................................................    48,284   1,670,626
  *Jacobs Engineering Group, Inc.....................................    41,475   1,600,520
  #Joy Global, Inc...................................................    33,846   2,113,683
  #L-3 Communications Holdings, Inc..................................    30,865   2,277,837
  #Lockheed Martin Corp..............................................    86,077   8,062,833
  #Masco Corp........................................................   114,156   1,722,614
  #Norfolk Southern Corp.............................................   102,141   6,266,350
  #Northrop Grumman Corp.............................................    79,027   5,428,365
  #PACCAR, Inc.......................................................   113,007   4,897,723
  #Pall Corp.........................................................    37,147   2,338,775
  #Parker Hannifin Corp..............................................    47,773   3,757,824
 #*Pentair, Inc......................................................    66,997   2,829,953
  #Pitney Bowes, Inc.................................................    64,139     921,036
  #Precision Castparts Corp..........................................    46,464   8,041,524
 #*Quanta Services, Inc..............................................    68,130   1,766,611
  #Raytheon Co.......................................................   106,138   6,003,165
   Republic Services, Inc............................................    95,751   2,714,541
  #Robert Half International, Inc....................................    45,330   1,218,924
  #Rockwell Automation, Inc..........................................    45,121   3,206,298
  #Rockwell Collins, Inc.............................................    45,442   2,434,782
  #Roper Industries, Inc.............................................    31,266   3,413,309
 #*RR Donnelley & Sons Co............................................    57,637     577,523
   Ryder System, Inc.................................................    16,342     737,351
   Snap-on, Inc......................................................    18,592   1,437,719
  #Southwest Airlines Co.............................................   237,543   2,095,129
  #Stanley Black & Decker, Inc.......................................    53,747   3,724,667
 #*Stericycle, Inc...................................................    27,380   2,594,529
  #Textron, Inc......................................................    89,810   2,264,110
   Tyco International, Ltd...........................................   147,011   3,950,186
  #Union Pacific Corp................................................   151,401  18,626,865
   United Parcel Service, Inc. Class B...............................   229,794  16,832,410
  #United Technologies Corp..........................................   268,160  20,959,386
   W.W. Grainger, Inc................................................    19,160   3,859,016
  #Waste Management, Inc.............................................   139,298   4,560,617

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Industrials -- (Continued)
   Xylem, Inc........................................................    59,329 $  1,439,322
                                                                                ------------
Total Industrials....................................................            401,334,951
                                                                                ------------
Information Technology -- (16.8%)
   Accenture P.L.C. Class A..........................................   202,931   13,679,579
 #*Adobe Systems, Inc................................................   157,205    5,344,970
 #*Advanced Micro Devices, Inc.......................................   192,261      394,135
  *Akamai Technologies, Inc..........................................    56,680    2,153,273
  #Altera Corp.......................................................   102,271    3,117,220
  #Amphenol Corp. Class A............................................    51,464    3,094,530
  #Analog Devices, Inc...............................................    95,553    3,737,078
   Apple, Inc........................................................   299,668  178,332,427
   Applied Materials, Inc............................................   395,600    4,193,360
 #*Autodesk, Inc.....................................................    72,534    2,309,483
  #Automatic Data Processing, Inc....................................   154,885    8,950,804
 #*BMC Software, Inc.................................................    46,898    1,908,749
   Broadcom Corp. Class A............................................   164,403    5,184,449
   CA, Inc...........................................................   109,457    2,464,972
 #*Cisco Systems, Inc................................................ 1,691,120   28,985,797
  *Citrix Systems, Inc...............................................    59,768    3,694,260
  *Cognizant Technology Solutions Corp. Class A......................    95,444    6,361,343
  #Computer Sciences Corp............................................    49,655    1,511,995
 #*Comverse Technology, Inc..........................................        51          336
  #Corning, Inc......................................................   476,006    5,593,071
  #Dell, Inc.........................................................   465,792    4,299,260
  *eBay, Inc.........................................................   370,763   17,904,145
 #*Electronic Arts, Inc..............................................   101,783    1,257,020
  *EMC Corp..........................................................   670,916   16,383,769
  *F5 Networks, Inc..................................................    25,262    2,083,610
   Fidelity National Information Services, Inc.......................    80,053    2,631,342
 #*First Solar, Inc..................................................    19,182      466,314
  *Fiserv, Inc.......................................................    43,370    3,250,148
  #FLIR Systems, Inc.................................................    48,287      938,216
  *Google, Inc. Class A..............................................    84,681   57,563,603
   Harris Corp.......................................................    36,200    1,657,236
  #Hewlett-Packard Co................................................   628,539    8,705,265
  #Intel Corp........................................................ 1,599,353   34,586,009
   International Business Machines Corp..............................   343,401   66,801,797
   Intuit, Inc.......................................................    88,246    5,243,577
  #Jabil Circuit, Inc................................................    59,776    1,036,516
 #*JDS Uniphase Corp.................................................    74,138      718,397
 #*Juniper Networks, Inc.............................................   168,338    2,789,361
  #KLA-Tencor Corp...................................................    53,230    2,476,260
 #*Lam Research Corp.................................................    58,278    2,063,041
   Linear Technology Corp............................................    73,611    2,301,080
  *LSI Corp..........................................................   178,240    1,220,944
   MasterCard, Inc. Class A..........................................    34,309   15,814,047
  #Microchip Technology, Inc.........................................    61,919    1,941,161
 #*Micron Technology, Inc............................................   325,282    1,764,655
  #Microsoft Corp.................................................... 2,411,994   68,826,249
  #Molex, Inc........................................................    44,016    1,143,096
  #Motorola Solutions, Inc...........................................    91,525    4,730,012
  *NetApp, Inc.......................................................   116,143    3,124,247
  *NVIDIA Corp.......................................................   198,033    2,370,455
   Oracle Corp....................................................... 1,217,449   37,801,791
  #Paychex, Inc......................................................   103,209    3,347,068
   QUALCOMM, Inc.....................................................   544,524   31,895,493
  *Red Hat, Inc......................................................    61,705    3,034,035
  *SAIC, Inc.........................................................    90,699      996,782
 #*Salesforce.com, Inc...............................................    40,880    5,967,662
  *Sandisk Corp......................................................    77,216    3,224,540

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                      SHARES     VALUE+
                                                                      ------- ------------
Information Technology -- (Continued)
   Seagate Technology................................................ 113,027 $  3,087,898
  *Symantec Corp..................................................... 224,718    4,087,620
  *TE Connectivity, Ltd.............................................. 136,761    4,400,969
  *Teradata Corp.....................................................  53,897    3,681,704
 #*Teradyne, Inc.....................................................  59,968      876,732
  #Texas Instruments, Inc............................................ 363,716   10,216,782
  #Total System Services, Inc........................................  51,704    1,162,823
 #*VeriSign, Inc.....................................................  49,995    1,853,315
   Visa, Inc......................................................... 167,087   23,184,992
  #Western Digital Corp..............................................  71,139    2,435,088
  #Western Union Co. (The)........................................... 192,571    2,445,652
  #Xerox Corp........................................................ 417,885    2,691,179
  #Xilinx, Inc.......................................................  83,809    2,745,583
  *Yahoo!, Inc....................................................... 333,253    5,601,983
                                                                              ------------
Total Information Technology.........................................          771,842,354
                                                                              ------------
Materials -- (3.1%)
   Air Products & Chemicals, Inc.....................................  67,677    5,246,998
  #Airgas, Inc.......................................................  22,165    1,972,020
  #Alcoa, Inc........................................................ 341,062    2,922,901
  #Allegheny Technologies, Inc.......................................  34,260      902,751
   Ball Corp.........................................................  49,464    2,118,543
  #Bemis Co., Inc....................................................  33,015    1,091,146
  #CF Industries Holdings, Inc.......................................  20,042    4,112,418
  #Cliffs Natural Resources, Inc.....................................  45,551    1,652,135
  #Dow Chemical Co. (The)............................................ 383,008   11,222,134
  #E.I. du Pont de Nemours & Co...................................... 297,420   13,241,138
   Eastman Chemical Co...............................................  48,884    2,895,888
  #Ecolab, Inc.......................................................  84,157    5,857,327
   FMC Corp..........................................................  43,896    2,349,314
   Freeport-McMoRan Copper & Gold, Inc............................... 303,454   11,798,292
  #International Flavors & Fragrances, Inc...........................  26,046    1,683,093
  #International Paper Co............................................ 139,805    5,009,213
  *LyondellBasell Industries NV Class A.............................. 108,442    5,789,718
  #MeadWestvaco Corp.................................................  55,498    1,647,736
   Monsanto Co....................................................... 170,372   14,663,918
  *Mosaic Co. (The)..................................................  88,408    4,627,275
  *Newmont Mining Corp............................................... 158,612    8,652,285
  #Nucor Corp........................................................ 101,484    4,072,553
  *Owens-Illinois, Inc...............................................  52,768    1,028,448
   PPG Industries, Inc...............................................  48,810    5,714,675
  #Praxair, Inc......................................................  95,318   10,123,725
  #Sealed Air Corp...................................................  55,861      906,065
   Sherwin-Williams Co. (The)........................................  27,231    3,882,596
  #Sigma-Aldrich Corp................................................  38,603    2,707,614
  #Titanium Metals Corp..............................................  23,503      275,220
  #United States Steel Corp..........................................  46,121      940,407
   Vulcan Materials Co...............................................  41,363    1,901,457
                                                                              ------------
Total Materials......................................................          141,009,003
                                                                              ------------
Real Estate Investment Trusts -- (1.8%)
  #American Tower Corp............................................... 126,323    9,510,859
  #Apartment Investment & Management Co. Class A.....................  46,526    1,241,779
  #AvalonBay Communities, Inc........................................  30,979    4,199,513
  #Boston Properties, Inc............................................  48,194    5,123,022
   Equity Residential................................................  96,227    5,524,392
  #HCP, Inc.......................................................... 137,308    6,082,744
  #Health Care REIT, Inc.............................................  81,380    4,836,413
  #Host Hotels & Resorts, Inc........................................ 230,994    3,340,173
   Kimco Realty Corp................................................. 130,094    2,539,435
   Prologis, Inc..................................................... 147,268    5,049,820

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       SHARES       VALUE+
                                                                      --------- --------------
Real Estate Investment Trusts -- (Continued)
  #Public Storage....................................................    46,069 $    6,386,545
  #Simon Property Group, Inc.........................................    96,967     14,759,347
  #Ventas, Inc.......................................................    94,424      5,974,206
  #Vornado Realty Trust..............................................    54,054      4,335,671
  #Weyerhaeuser Co...................................................   171,912      4,760,243
                                                                                --------------
Total Real Estate Investment Trusts..................................               83,664,162
                                                                                --------------
Telecommunication Services -- (2.8%)
   AT&T, Inc......................................................... 1,844,227     63,791,812
  #CenturyLink, Inc..................................................   199,047      7,639,424
 #*Crown Castle International Corp...................................    93,677      6,252,940
  #Frontier Communications Corp......................................   319,206      1,506,652
  *MetroPCS Communications, Inc......................................   101,075      1,031,976
 #*Sprint Nextel Corp................................................   959,157      5,313,730
   Verizon Communications, Inc.......................................   910,725     40,654,764
  #Windstream Corp...................................................   187,969      1,793,224
                                                                                --------------
Total Telecommunication Services.....................................              127,984,522
                                                                                --------------
Utilities -- (3.2%)
  *AES Corp. (The)...................................................   198,467      2,073,980
  #AGL Resources, Inc................................................    37,566      1,533,820
   Ameren Corp.......................................................    77,564      2,550,304
  #American Electric Power Co., Inc..................................   155,012      6,888,733
   CenterPoint Energy, Inc...........................................   136,625      2,960,664
  #CMS Energy Corp...................................................    84,710      2,060,147
  #Consolidated Edison, Inc..........................................    93,630      5,653,379
  #Dominion Resources, Inc...........................................   183,287      9,673,888
   DTE Energy Co.....................................................    54,905      3,409,601
  #Duke Energy Corp..................................................   225,093     14,786,359
   Edison International, Inc.........................................   104,154      4,888,989
   Entergy Corp......................................................    56,684      4,114,125
  #Exelon Corp.......................................................   272,868      9,763,217
  #FirstEnergy Corp..................................................   133,694      6,112,490
  #Integrys Energy Group, Inc........................................    24,906      1,345,920
  #NextEra Energy, Inc...............................................   135,145      9,468,259
   NiSource, Inc.....................................................    91,078      2,319,757
   Northeast Utilities, Inc..........................................   100,315      3,942,380
  #NRG Energy, Inc...................................................    72,836      1,570,344
   ONEOK, Inc........................................................    65,551      3,100,562
  #Pepco Holdings, Inc...............................................    73,169      1,453,868
   PG&E Corp.........................................................   136,331      5,796,794
   Pinnacle West Capital Corp........................................    35,018      1,854,903
  #PPL Corp..........................................................   185,648      5,491,468
  #Public Service Enterprise Group, Inc..............................   161,736      5,182,021
  #SCANA Corp........................................................    41,972      2,059,986
  #Sempra Energy.....................................................    71,856      5,011,956
  #Southern Co. (The)................................................   279,653     13,098,947
   TECO Energy, Inc..................................................    65,082      1,163,015
   Wisconsin Energy Corp.............................................    73,668      2,834,008
  #Xcel Energy, Inc..................................................   155,859      4,403,017
                                                                                --------------
Total Utilities......................................................              146,566,901
                                                                                --------------
TOTAL COMMON STOCKS..................................................            4,038,231,689
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares.......................................................... 1,129,582      1,129,582
                                                                                --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)        VALUE+
                                                                      ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@ DFA Short Term Investment Fund..................................  47,921,323 $  554,449,706
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,507,276 FNMA, rates ranging from 2.500%
     to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued
     at $1,511,812) to be repurchased at $1,463,350.................. $     1,463      1,463,338
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL..................................                555,913,044
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,051,408,570)..............................................             $4,595,274,315
                                                                                  ==============

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                        SHARES       VALUE+
                                                                      ---------- --------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
  #Autoliv, Inc......................................................     14,452 $      832,435
  #Best Buy Co., Inc.................................................    238,090      3,621,349
  #Carnival Corp.....................................................  2,385,423     90,359,823
   CBS Corp. Class A.................................................      7,236        235,170
   CBS Corp. Class B.................................................  2,414,307     78,223,547
   Comcast Corp. Class A............................................. 10,008,890    375,433,464
   Comcast Corp. Special Class A.....................................  3,843,964    140,074,048
  #D.R. Horton, Inc..................................................  1,448,033     30,350,772
  #Dillard's, Inc. Class A...........................................    111,517      8,586,809
   Foot Locker, Inc..................................................    485,935     16,278,822
  #GameStop Corp. Class A............................................    598,147     13,655,696
  #Gannett Co., Inc..................................................    334,290      5,649,501
 #*General Motors Co.................................................  1,090,977     27,819,913
  *Hyatt Hotels Corp. Class A........................................     26,422        964,403
  #J.C. Penney Co., Inc..............................................  1,068,585     25,656,726
  *Johnson Controls, Inc.............................................     37,387        962,715
 #*Kohl's Corp.......................................................     15,587        830,475
   Lear Corp.........................................................      3,560        151,656
  #Lennar Corp. Class A..............................................    802,616     30,074,022
   Lennar Corp. Class B Voting.......................................      4,809        136,479
  *Liberty Interactive Corp. Class A.................................  2,586,058     51,721,160
  *Liberty Ventures Series A.........................................    122,067      6,946,833
  *Madison Square Garden Co. Class A (The)...........................      5,030        207,035
 #*MGM Resorts International.........................................  2,389,018     24,630,776
 #*Mohawk Industries, Inc............................................    365,371     30,497,517
  #News Corp. Class A................................................  8,332,375    199,310,410
   News Corp. Class B................................................  3,247,295     79,104,106
 #*Orchard Supply Hardware Stores Corp. Class A......................     21,284        264,347
 #*Penn National Gaming, Inc.........................................    286,620     11,588,047
  *PulteGroup, Inc...................................................     20,241        350,979
  #Royal Caribbean Cruises, Ltd......................................  1,043,290     35,127,574
  *Sears Canada, Inc.................................................    227,173      2,468,916
 #*Sears Holdings Corp...............................................    530,407     33,240,607
  #Service Corp. International.......................................    219,283      3,078,733
   Signet Jewelers, Ltd. ADR.........................................      6,556        339,339
  #Staples, Inc......................................................    696,416      8,019,230
   Time Warner Cable, Inc............................................  1,921,256    190,415,682
   Time Warner, Inc..................................................  4,810,759    209,027,479
 #*Toll Brothers, Inc................................................    912,316     30,115,551
  *TRW Automotive Holdings Corp......................................     18,051        839,552
  #Washington Post Co. Class B (The).................................     32,261     10,759,366
   Whirlpool Corp....................................................    219,825     21,472,506
   Wyndham Worldwide Corp............................................    800,703     40,355,431
                                                                                 --------------
Total Consumer Discretionary.........................................             1,839,779,001
                                                                                 --------------
Consumer Staples -- (7.9%)
   Archer-Daniels-Midland Co.........................................  3,155,848     84,702,960
  #Beam, Inc.........................................................    155,582      8,644,136
   Bunge, Ltd........................................................    535,848     38,061,283
  *Constellation Brands, Inc. Class A................................    933,566     32,992,222
  *Constellation Brands, Inc. Class B................................        153          5,427
   CVS Caremark Corp.................................................  5,746,668    266,645,395
  #Energizer Holdings, Inc...........................................      2,485        181,330
  #Hillshire Brands Co...............................................     12,364        321,588
  #Ingredion, Inc....................................................      5,663        348,048
   J.M. Smucker Co. (The)............................................    539,640     46,214,770
  *Kraft Foods Group, Inc............................................  2,376,283    108,073,351
  #Molson Coors Brewing Co. Class B..................................    763,563     32,940,108

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        SHARES       VALUE+
                                                                      ---------- --------------
Consumer Staples -- (Continued)
   Mondelez International, Inc. Class A..............................  7,128,852 $  189,199,732
  *Post Holdings, Inc................................................     32,650      1,030,107
 #*Ralcorp Holdings, Inc.............................................    194,641     14,051,134
  #Safeway, Inc......................................................  1,082,518     17,655,869
 #*Smithfield Foods, Inc.............................................    756,389     15,483,283
   Tyson Foods, Inc. Class A.........................................  1,426,374     23,977,347
                                                                                 --------------
Total Consumer Staples...............................................               880,528,090
                                                                                 --------------
Energy -- (18.1%)
   Anadarko Petroleum Corp...........................................  2,441,476    167,997,964
  #Apache Corp.......................................................  1,208,836    100,031,179
  *Atwood Oceanics, Inc..............................................      4,143        198,035
  #Baker Hughes, Inc.................................................    134,664      5,651,848
  #Chesapeake Energy Corp............................................  3,251,150     65,868,299
   Chevron Corp......................................................  2,876,061    316,970,683
   Cimarex Energy Co.................................................        390         22,300
   ConocoPhillips....................................................  5,374,243    310,899,958
  *Denbury Resources, Inc............................................  1,415,410     21,698,235
   Devon Energy Corp.................................................  1,094,855     63,731,510
  #Diamond Offshore Drilling, Inc....................................      5,125        354,855
   EOG Resources, Inc................................................    179,332     20,890,385
  #Helmerich & Payne, Inc............................................    513,387     24,539,899
   Hess Corp.........................................................  1,567,373     81,910,913
   HollyFrontier Corp................................................    191,938      7,414,565
   Marathon Oil Corp.................................................  3,446,808    103,611,048
   Marathon Petroleum Corp...........................................  1,791,952     98,431,923
  *McDermott International, Inc......................................      8,791         94,152
   Murphy Oil Corp...................................................    689,754     41,385,240
  *Nabors Industries, Ltd............................................  1,355,841     18,290,295
   National Oilwell Varco, Inc.......................................  1,661,481    122,451,150
  *Newfield Exploration Co...........................................     13,842        375,395
   Noble Corp........................................................    563,513     21,266,981
   Noble Energy, Inc.................................................     42,446      4,032,794
   Occidental Petroleum Corp.........................................    215,034     16,979,085
  #Patterson-UTI Energy, Inc.........................................    732,485     11,851,607
  #Peabody Energy Corp...............................................     95,576      2,666,570
   Phillips 66.......................................................  2,855,170    134,649,817
  #Pioneer Natural Resources Co......................................    517,832     54,708,951
  *Plains Exploration & Production Co................................    664,529     23,697,104
   QEP Resources, Inc................................................    434,902     12,612,158
  *Rowan Cos. P.L.C. Class A.........................................    595,894     18,895,799
   Tesoro Corp.......................................................    605,336     22,827,221
   Tidewater, Inc....................................................    273,815     13,008,951
   Transocean, Ltd...................................................    474,606     21,684,748
   Valero Energy Corp................................................  2,806,975     81,682,972
  *Weatherford International, Ltd....................................  1,009,406     11,406,288
  *Whiting Petroleum Corp............................................     74,341      3,123,809
                                                                                 --------------
Total Energy.........................................................             2,027,914,686
                                                                                 --------------
Financials -- (18.5%)
   Allied World Assurance Co. Holdings AG............................    188,355     15,124,906
   Allstate Corp. (The)..............................................  1,330,135     53,178,797
   Alterra Capital Holdings, Ltd.....................................     35,444        865,897
  *American Capital, Ltd.............................................    789,016      9,302,499
  #American Financial Group, Inc.....................................    491,543     19,071,868
  *American International Group, Inc.................................    893,402     31,206,532
   American National Insurance Co....................................     80,626      5,890,536
  #Assurant, Inc.....................................................    396,269     14,982,931
   Assured Guaranty, Ltd.............................................     18,939        263,063
   Axis Capital Holdings, Ltd........................................    613,817     22,232,452
   Bank of America Corp.............................................. 29,573,320    275,623,342

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        SHARES       VALUE+
                                                                      ---------- --------------
Financials -- (Continued)
  #Bank of New York Mellon Corp. (The)...............................    995,423 $   24,596,902
   Capital One Financial Corp........................................    560,973     33,753,745
  *CIT Group, Inc....................................................     84,121      3,130,984
   Citigroup, Inc....................................................  9,338,881    349,180,761
   CME Group, Inc....................................................  1,599,345     89,451,366
  #CNA Financial Corp................................................    880,977     25,883,104
  *E*Trade Financial Corp............................................     57,660        482,038
   Everest Re Group, Ltd.............................................    231,133     25,667,320
   First Niagara Financial Group, Inc................................     53,740        444,967
 #*Genworth Financial, Inc. Class A..................................  2,390,330     14,246,367
  #Goldman Sachs Group, Inc. (The)...................................    786,395     96,246,884
   Hartford Financial Services Group, Inc............................  2,129,402     46,229,317
  #Hudson City Bancorp, Inc..........................................     74,986        636,256
   JPMorgan Chase & Co...............................................  2,316,928     96,569,559
  #KeyCorp...........................................................  3,863,464     32,530,367
  #Legg Mason, Inc...................................................    659,937     16,815,195
   Lincoln National Corp.............................................  1,442,787     35,766,690
   Loews Corp........................................................  2,050,343     86,688,502
   MetLife, Inc......................................................  4,759,859    168,927,396
   Morgan Stanley....................................................  3,953,534     68,712,421
  #NASDAQ OMX Group, Inc. (The)......................................    815,514     19,417,388
   NYSE Euronext.....................................................     89,026      2,204,284
   Old Republic International Corp...................................  1,267,693     12,524,807
   PartnerRe, Ltd....................................................    190,433     15,425,073
   People's United Financial, Inc....................................     71,810        863,874
  #Principal Financial Group, Inc....................................    471,960     12,997,778
   Prudential Financial, Inc.........................................  2,267,142    129,340,451
   Regions Financial Corp............................................  5,735,171     37,393,315
  #Reinsurance Group of America, Inc.................................    363,743     19,249,280
   SunTrust Banks, Inc...............................................  2,564,707     69,760,030
   Unum Group........................................................  1,374,339     27,871,595
   Validus Holdings, Ltd.............................................    311,103     11,137,487
   XL Group P.L.C....................................................  1,435,288     35,509,025
  #Zions Bancorporation..............................................    777,171     16,685,861
                                                                                 --------------
Total Financials.....................................................             2,074,083,212
                                                                                 --------------
Health Care -- (8.8%)
   Aetna, Inc........................................................  1,693,713     74,015,258
  *Bio-Rad Laboratories, Inc. Class A................................      1,004        101,755
  *Boston Scientific Corp............................................  6,689,559     34,384,333
  *CareFusion Corp...................................................    917,825     24,377,432
   Cigna Corp........................................................    241,752     12,329,352
   Coventry Health Care, Inc.........................................    670,877     29,277,072
 #*Endo Health Solutions, Inc........................................    173,568      4,974,459
  *Forest Laboratories, Inc..........................................    292,168      9,848,983
 #*HealthSouth Corp..................................................      4,158         92,017
  *Hologic, Inc......................................................  1,229,548     25,353,280
  *Hospira, Inc......................................................      8,010        245,827
   Humana, Inc.......................................................    698,778     51,898,242
  *Life Technologies Corp............................................     97,451      4,766,328
 #*MEDNAX, Inc.......................................................      2,282        157,412
  #Omnicare, Inc.....................................................    574,710     19,844,736
  #PerkinElmer, Inc..................................................    438,767     13,571,063
   Pfizer, Inc....................................................... 17,815,204    443,064,123
   Teleflex, Inc.....................................................     90,735      6,165,443
   Thermo Fisher Scientific, Inc.....................................  1,932,026    117,969,508
   Universal Health Services, Inc. Class B...........................      8,413        348,214
  #WellPoint, Inc....................................................  1,824,634    111,813,572
                                                                                 --------------
Total Health Care....................................................               984,598,409
                                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        SHARES       VALUE+
                                                                      ---------- --------------
Industrials -- (12.9%)
  *ADT Corp. (The)...................................................    719,909 $   29,883,423
  *AGCO Corp.........................................................    252,065     11,471,478
  *CNH Global NV.....................................................      6,633        297,158
   CSX Corp..........................................................  5,517,066    112,934,341
   Dover Corp........................................................     28,815      1,677,609
  #Eaton Corp........................................................     50,900      2,403,498
 #*Engility Holdings, Inc............................................     67,955      1,291,145
   FedEx Corp........................................................    347,925     32,005,621
  *Fortune Brands Home & Security, Inc...............................    742,497     21,116,615
  *General Dynamics Corp.............................................     81,086      5,520,335
   General Electric Co............................................... 21,445,555    451,643,388
 #*Hertz Global Holdings, Inc........................................    884,299     11,734,648
   Ingersoll-Rand P.L.C..............................................    933,314     43,893,757
  *Jacobs Engineering Group, Inc.....................................     15,956        615,742
  #L-3 Communications Holdings, Inc..................................    407,736     30,090,917
  #Manpower, Inc.....................................................      6,983        264,935
   Norfolk Southern Corp.............................................  1,681,939    103,186,958
   Northrop Grumman Corp.............................................  1,364,645     93,737,465
 #*Owens Corning, Inc................................................    579,048     19,450,222
  *Pentair, Inc......................................................    345,474     14,592,822
  *Quanta Services, Inc..............................................    504,054     13,070,120
  #Regal-Beloit Corp.................................................      6,450        420,411
   Republic Services, Inc............................................  1,113,520     31,568,292
  #Southwest Airlines Co.............................................  3,905,821     34,449,341
  *Spirit Aerosystems Holdings, Inc. Class A.........................     21,667        338,655
   SPX Corp..........................................................     12,057        826,990
   Stanley Black & Decker, Inc.......................................    528,407     36,618,605
   Towers Watson & Co................................................      1,662         89,266
  #Trinity Industries, Inc...........................................        200          6,256
   Triumph Group, Inc................................................     81,035      5,301,310
   Tyco International, Ltd...........................................  1,439,819     38,687,937
   Union Pacific Corp................................................  2,314,080    284,701,262
   URS Corp..........................................................    378,541     12,673,553
 #*Waste Connections, Inc............................................      8,626        283,192
  #Waste Management, Inc.............................................     30,000        982,200
                                                                                 --------------
Total Industrials....................................................             1,447,829,467
                                                                                 --------------
Information Technology -- (3.1%)
  #Activision Blizzard, Inc..........................................  2,620,144     28,533,369
   Amdocs, Ltd.......................................................     15,840        523,829
  *AOL, Inc..........................................................     60,911      2,091,075
  #Applied Materials, Inc............................................    330,860      3,507,116
 #*Arrow Electronics, Inc............................................    568,882     20,041,713
  *Avnet, Inc........................................................    711,662     20,389,116
  *Brocade Communications Systems, Inc...............................    363,088      1,924,366
  *Cisco Systems, Inc................................................     95,875      1,643,297
   Computer Sciences Corp............................................    783,742     23,864,944
   Corning, Inc......................................................  2,542,083     29,869,475
   Fidelity National Information Services, Inc.......................  1,328,465     43,666,645
  #Hewlett-Packard Co................................................  1,097,035     15,193,935
  #IAC/InterActiveCorp...............................................    271,160     13,110,586
  *Ingram Micro, Inc. Class A........................................    741,670     11,273,384
  *Juniper Networks, Inc.............................................     81,071      1,343,346
  *Micron Technology, Inc............................................  3,322,059     18,022,170
  #Molex, Inc........................................................     12,162        315,847
   Molex, Inc. Class A...............................................      1,663         35,655
  *NVIDIA Corp.......................................................     47,749        571,556
 #*SAIC, Inc.........................................................    129,331      1,421,348
  *Sandisk Corp......................................................    130,053      5,431,013
  *TE Connectivity, Ltd..............................................     36,987      1,190,242
   Western Digital Corp..............................................    792,967     27,143,260

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        SHARES       VALUE+
                                                                      ---------- ---------------
Information Technology -- (Continued)
   Xerox Corp........................................................  5,490,094 $    35,356,205
  *Yahoo!, Inc.......................................................  2,128,609      35,781,917
                                                                                 ---------------
Total Information Technology.........................................                342,245,409
                                                                                 ---------------
Materials -- (2.7%)
  #Alcoa, Inc........................................................  5,212,834      44,673,987
  #Ashland, Inc......................................................    376,837      26,811,953
  #Cliffs Natural Resources, Inc.....................................    147,736       5,358,385
   Cytec Industries, Inc.............................................     69,176       4,760,692
  #Domtar Corp.......................................................    171,393      13,668,592
   Dow Chemical Co. (The)............................................     18,250         534,725
   Freeport-McMoRan Copper & Gold, Inc...............................     53,170       2,067,250
   Huntsman Corp.....................................................    238,618       3,588,815
   International Paper Co............................................  2,299,481      82,390,404
   MeadWestvaco Corp.................................................    848,260      25,184,839
  *Mosaic Co. (The)..................................................     29,366       1,537,016
  *Newmont Mining Corp...............................................      6,191         337,719
  #Nucor Corp........................................................    327,312      13,135,031
   Reliance Steel & Aluminum Co......................................    363,907      19,774,706
   Rock-Tenn Co. Class A.............................................     77,608       5,680,130
  #Sealed Air Corp...................................................    311,965       5,060,072
  #Steel Dynamics, Inc...............................................    893,527      11,303,117
  #United States Steel Corp..........................................    204,541       4,170,591
   Vulcan Materials Co...............................................    576,439      26,498,901
   Westlake Chemical Corp............................................      2,222         169,005
                                                                                 ---------------
Total Materials......................................................                296,705,930
                                                                                 ---------------
Telecommunication Services -- (6.0%)
   AT&T, Inc......................................................... 13,051,618     451,455,467
   CenturyLink, Inc..................................................  2,353,137      90,313,398
  #Frontier Communications Corp......................................  1,836,528       8,668,412
  *MetroPCS Communications, Inc......................................  1,453,136      14,836,519
  *Sprint Nextel Corp................................................ 13,961,200      77,345,048
  #Telephone & Data Systems, Inc.....................................    501,530      12,473,051
 #*United States Cellular Corp.......................................    261,250       9,663,638
  #Windstream Corp...................................................     46,951         447,913
                                                                                 ---------------
Total Telecommunication Services.....................................                665,203,446
                                                                                 ---------------
Utilities -- (0.2%)
  #NRG Energy, Inc...................................................    987,176      21,283,515
   UGI Corp..........................................................      3,718         120,054
                                                                                 ---------------
Total Utilities......................................................                 21,403,569
                                                                                 ---------------
TOTAL COMMON STOCKS..................................................             10,580,291,219
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares..........................................................  8,414,357       8,414,357
                                                                                 ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)        VALUE+
                                                                      ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund...................................  51,528,378 $   596,183,329
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,620,729 FNMA, rates ranging from 2.500%
     to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued
     at $1,625,607) to be repurchased at $1,573,497.................. $     1,573       1,573,484
                                                                                  ---------------
TOTAL SECURITIES LENDING COLLATERAL..................................                 597,756,813
                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,371,764,356)..............................................             $11,186,462,389
                                                                                  ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                       SHARES     VALUE++
                                                                      --------- ------------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (4.6%)
  #Alumina, Ltd...................................................... 2,919,489 $  2,914,312
  #Alumina, Ltd. Sponsored ADR.......................................   172,484      676,137
   Amcor, Ltd. Sponsored ADR.........................................    55,031    1,805,017
   Asciano Group, Ltd................................................ 1,437,095    6,801,797
 #*Atlas Iron, Ltd...................................................   170,863      271,341
  #Bank of Queensland, Ltd...........................................   508,163    3,990,555
   Bendigo and Adelaide Bank, Ltd....................................   821,518    6,880,755
   Boral, Ltd........................................................ 1,592,505    5,931,404
   Caltex Australia, Ltd.............................................   341,805    6,039,639
   Crown, Ltd........................................................   270,208    2,723,410
  *Downer EDI, Ltd...................................................   132,490      493,181
   Echo Entertainment Group, Ltd..................................... 1,832,302    6,659,348
   GrainCorp, Ltd. Class A...........................................   745,945    9,472,889
  #Harvey Norman Holdings, Ltd.......................................   991,617    1,958,743
   Incitec Pivot, Ltd................................................ 4,149,937   13,592,313
   Insurance Australia Group, Ltd.................................... 1,103,362    5,246,797
   Lend Lease Group NL...............................................   773,285    6,942,391
   Macquarie Group, Ltd..............................................   631,291   20,852,646
  #National Australia Bank, Ltd...................................... 1,435,379   38,360,336
   New Hope Corp., Ltd...............................................    51,436      233,767
   Newcrest Mining, Ltd..............................................   276,510    7,626,169
   Origin Energy, Ltd................................................ 2,415,837   28,437,264
   OZ Minerals, Ltd..................................................   497,884    4,224,576
  #Primary Health Care, Ltd..........................................    46,378      187,069
  *Qantas Airways, Ltd............................................... 2,850,317    3,929,654
   Santos, Ltd....................................................... 1,809,934   21,580,245
  #Seven Group Holdings, Ltd.........................................   361,999    2,592,255
  #Sims Metal Management, Ltd........................................   124,128    1,213,783
   Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,211,607
   Sonic Healthcare, Ltd.............................................    45,616      615,132
  #Suncorp Group, Ltd................................................ 3,327,424   32,411,070
   TABCORP Holdings, Ltd............................................. 1,716,068    5,053,674
   Tatts Group, Ltd.................................................. 2,784,856    8,088,155
   Toll Holdings, Ltd................................................   943,858    4,348,205
   Treasury Wine Estates, Ltd........................................   264,848    1,357,006
  #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,594,430
  #Wesfarmers, Ltd................................................... 2,578,622   92,958,107
                                                                                ------------
TOTAL AUSTRALIA......................................................            359,275,179
                                                                                ------------
AUSTRIA -- (0.3%)
  *Erste Group Bank AG...............................................   342,508    8,633,792
   OMV AG............................................................   257,719    9,431,253
  #Raiffeisen Bank International AG..................................    55,762    2,233,577
                                                                                ------------
TOTAL AUSTRIA........................................................             20,298,622
                                                                                ------------
BELGIUM -- (0.9%)
   Ageas.............................................................   360,540    9,191,959
   Belgacom SA.......................................................    49,889    1,458,553
   Delhaize Group SA.................................................   235,124    9,002,149
   Delhaize Group SA Sponsored ADR...................................    52,900    2,022,896
   D'ieteren SA NV...................................................     1,857       89,630
   KBC Groep NV......................................................   356,956    8,396,831
   Solvay SA.........................................................   180,191   21,695,262
   UCB SA............................................................   292,847   17,104,398
                                                                                ------------
TOTAL BELGIUM........................................................             68,961,678
                                                                                ------------
CANADA -- (11.6%)
   Agnico-Eagle Mines, Ltd...........................................        70        3,952

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       SHARES     VALUE++
                                                                      --------- ------------
CANADA -- (Continued)
   Aimia, Inc........................................................   211,202 $  3,163,536
  #Astral Media, Inc. Class A........................................    37,438    1,532,381
  *AuRico Gold, Inc..................................................   404,755    3,379,704
  #Barrick Gold Corp.................................................   666,135   26,978,468
  #Bell Aliant, Inc..................................................   162,757    4,419,494
  #Bonavista Energy Corp.............................................     2,000       35,865
   Cameco Corp. (13321L108)..........................................   112,600    2,178,810
   Cameco Corp. (2166160)............................................   506,586    9,824,852
   Canadian Natural Resources, Ltd. (136385101)......................   297,269    8,977,524
   Canadian Natural Resources, Ltd. (2171573)........................ 1,668,484   50,284,224
  #Canadian Tire Corp. Class A.......................................   214,347   15,336,408
   Empire Co., Ltd. Class A..........................................    65,500    3,816,215
  #Encana Corp.......................................................   851,501   19,182,751
  #Enerplus Corp.....................................................   384,038    6,171,524
  #Ensign Energy Services, Inc.......................................   452,198    6,759,766
   Fairfax Financial Holdings, Ltd...................................    54,622   20,263,326
   Genworth MI Canada, Inc...........................................    84,524    1,731,525
   George Weston, Ltd................................................   132,852    8,624,905
   Goldcorp, Inc..................................................... 1,677,120   75,816,739
  #Husky Energy, Inc.................................................   828,618   22,442,170
   IAMGOLD Corp. (2446646)...........................................   231,424    3,591,561
   IAMGOLD Corp. (450913108).........................................   573,940    8,947,725
   Industrial Alliance Insurance & Financial Services, Inc...........   168,485    4,613,832
   Inmet Mining Corp.................................................   154,478    7,965,574
   Kinross Gold Corp................................................. 2,678,826   26,607,213
  #Loblaw Cos., Ltd..................................................   221,495    7,677,754
  *Lundin Mining Corp................................................ 1,008,210    5,249,254
  #Magna International, Inc..........................................   583,936   25,959,207
  #Manulife Financial Corp........................................... 4,587,163   56,676,437
  #Methanex Corp.....................................................    68,615    2,056,904
   Nexen, Inc........................................................ 1,739,936   41,549,410
  #Pan American Silver Corp. (2669272)...............................   131,923    2,894,051
  *Pan American Silver Corp. (697900108).............................   118,576    2,608,672
  #Pengrowth Energy Corp.............................................   669,191    4,013,471
  #Penn West Petroleum, Ltd.......................................... 1,011,032   13,129,497
  #PetroBakken Energy, Ltd. Class A..................................    62,100      784,061
  *Precision Drilling Corp...........................................   706,616    5,058,628
   Progress Energy Resources Corp....................................   394,565    7,948,584
  #Progressive Waste Solutions, Ltd..................................   122,391    2,368,779
   Quebecor, Inc. Class B............................................    72,190    2,518,247
 #*Research In Motion, Ltd. (760975102)..............................   354,800    2,813,564
 #*Research In Motion, Ltd. (2117265)................................   435,600    3,436,824
  *Sears Canada, Inc.................................................     2,159       25,054
  #Sun Life Financial, Inc........................................... 1,565,269   38,820,238
   Suncor Energy, Inc................................................ 3,696,270  124,054,038
  #Talisman Energy, Inc.............................................. 2,251,645   25,520,522
   Teck Resources, Ltd. Class A......................................     4,115      138,025
  #Teck Resources, Ltd. Class B...................................... 1,483,730   47,093,107
  #Thomson Reuters Corp.............................................. 1,832,184   51,585,496
  #TransAlta Corp....................................................   602,148    9,598,194
  #TransCanada Corp..................................................   776,817   34,977,182
 #*Uranium One, Inc..................................................   632,800    1,374,895
   Viterra, Inc......................................................   861,686   13,579,913
  #West Fraser Timber Co., Ltd.......................................    61,827    3,744,596
   Westjet Airlines, Ltd.............................................     1,000       18,023
  #Yamana Gold, Inc.................................................. 1,425,140   28,781,050
                                                                                ------------
TOTAL CANADA.........................................................            908,703,721
                                                                                ------------
DENMARK -- (1.3%)
   A.P. Moeller-Maersk A.S. Series A.................................       884    5,857,226
   A.P. Moeller-Maersk A.S. Series B.................................     3,855   26,906,551

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       SHARES     VALUE++
                                                                      --------- ------------
DENMARK -- (Continued)
   Carlsberg A.S. Series B...........................................   334,440 $ 28,868,235
  *Danske Bank A.S................................................... 1,677,313   26,239,359
  *FLSmidth & Co. A.S................................................    23,118    1,364,307
   H. Lundbeck A.S...................................................   135,698    2,360,716
   Rockwool International A.S. Series A..............................        62        5,825
   Rockwool International A.S. Series B..............................     1,631      153,525
   TDC A.S...........................................................   991,299    6,834,723
                                                                                ------------
TOTAL DENMARK........................................................             98,590,467
                                                                                ------------
FINLAND -- (0.6%)
  *Kesko Oyj Series A................................................       662       21,190
   Kesko Oyj Series B................................................   138,917    4,343,978
  #Neste Oil Oyj.....................................................    69,191      866,462
  #Nokia Oyj......................................................... 3,809,609   10,242,044
   Sampo Oyj Series A................................................   179,583    5,630,538
   Stora Enso Oyj Series R........................................... 1,437,068    9,090,292
   Stora Enso Oyj Sponsored ADR......................................    91,500      560,895
   UPM-Kymmene Oyj................................................... 1,401,530   15,047,800
  #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300      731,115
                                                                                ------------
TOTAL FINLAND........................................................             46,534,314
                                                                                ------------
FRANCE -- (8.6%)
   Arkema SA.........................................................   161,047   14,695,401
   AXA SA............................................................ 3,557,776   56,706,072
   AXA SA Sponsored ADR..............................................   140,900    2,244,537
   BNP Paribas SA.................................................... 1,230,991   62,480,990
   Bollore SA........................................................    22,288    6,609,383
   Bouygues SA.......................................................   305,569    7,344,188
   Cap Gemini SA.....................................................   324,351   13,644,869
   Casino Guichard Perrachon SA......................................   142,758   12,461,427
   Cie de Saint-Gobain SA............................................ 1,039,077   36,601,589
  *Cie Generale de Geophysique - Veritas SA..........................   304,853    9,924,398
 #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............   141,089    4,582,571
   Cie Generale des Etablissements Michelin SA Series B..............   349,857   30,159,232
   Ciments Francais SA...............................................    26,702    1,623,862
   CNP Assurances SA.................................................   345,228    4,878,379
  *Credit Agricole SA................................................ 2,838,495   21,425,480
   Eiffage SA........................................................    31,691    1,090,529
   Electricite de France SA..........................................   498,285   10,544,254
   Eramet SA.........................................................     5,005      636,472
   France Telecom SA................................................. 3,875,091   43,313,653
  #GDF Suez SA....................................................... 3,247,974   74,548,265
   Groupe Eurotunnel SA..............................................   791,479    6,027,446
   Lafarge SA........................................................   505,082   29,612,516
   Lagardere SCA.....................................................   243,906    6,677,753
   Natixis SA........................................................ 2,034,211    6,676,420
   PPR SA............................................................   127,812   22,531,643
   Renault SA........................................................   500,585   22,445,589
   Rexel SA..........................................................   254,866    4,616,121
   Sanofi SA.........................................................    16,328    1,434,039
  #Sanofi SA ADR.....................................................   227,976    9,996,748
   SCOR SE...........................................................   198,036    5,287,774
  *Societe Generale SA............................................... 1,558,512   49,703,998
   STMicroelectronics NV............................................. 1,542,301    9,083,744
   Thales SA.........................................................    27,549      969,751
   Vallourec SA......................................................    44,398    1,826,371
   Vivendi SA........................................................ 3,686,124   75,533,481
                                                                                ------------
TOTAL FRANCE.........................................................            667,938,945
                                                                                ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       SHARES     VALUE++
                                                                      --------- ------------
GERMANY -- (7.6%)
   Allianz SE........................................................   257,741 $ 32,017,814
  #Allianz SE Sponsored ADR.......................................... 2,811,910   35,289,471
   Bayerische Motoren Werke AG.......................................   656,221   52,461,937
  *Celesio AG........................................................   108,168    2,096,974
  *Commerzbank AG.................................................... 6,626,325   12,729,635
   Daimler AG........................................................ 2,088,586   97,838,982
  #Deutsche Bank AG (5750355)........................................ 1,325,896   60,395,696
  #Deutsche Bank AG (D18190898)......................................   420,711   19,230,700
   Deutsche Lufthansa AG.............................................   464,311    7,103,492
   Deutsche Telekom AG............................................... 2,858,403   32,609,921
  #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   35,492,034
   E.ON AG........................................................... 3,592,972   81,793,916
   Fraport AG........................................................    37,336    2,190,998
   Hannover Rueckversicherung AG.....................................    23,549    1,659,095
  #Heidelberger Zement AG............................................   243,824   12,957,197
   Merck KGaA........................................................    50,209    6,421,894
   Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   63,595,851
  #RWE AG............................................................   355,536   16,270,915
   SCA Hygiene Products SE...........................................     3,195    1,415,915
   Suedzucker AG.....................................................    36,201    1,403,326
   ThyssenKrupp AG...................................................   368,208    8,390,520
   Volkswagen AG.....................................................    62,518   12,225,709
                                                                                ------------
TOTAL GERMANY........................................................            595,591,992
                                                                                ------------
GREECE -- (0.0%)
   Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      181,873
   Hellenic Petroleum S.A............................................   334,517    2,621,836
  *National Bank of Greece S.A.......................................   210,246      492,544
                                                                                ------------
TOTAL GREECE.........................................................              3,296,253
                                                                                ------------
HONG KONG -- (1.9%)
 #*Cathay Pacific Airways, Ltd....................................... 2,051,000    3,714,747
   Dah Sing Banking Group, Ltd.......................................    18,400       18,241
 #*Foxconn International Holdings, Ltd............................... 3,787,000    1,309,012
   Great Eagle Holdings, Ltd.........................................   860,324    2,539,374
   Hang Lung Group, Ltd..............................................   116,000      683,394
   Henderson Land Development Co., Ltd............................... 3,364,064   23,221,252
   Hong Kong & Shanghai Hotels, Ltd.................................. 1,903,131    2,509,825
   Hopewell Holdings, Ltd............................................ 1,244,169    4,488,617
  #Hutchison Whampoa, Ltd............................................ 5,618,000   55,108,769
   Hysan Development Co., Ltd........................................   766,285    3,400,054
   Kowloon Development Co., Ltd......................................   313,000      359,213
   New World Development Co., Ltd.................................... 8,542,100   13,142,723
   Orient Overseas International, Ltd................................   488,000    3,085,036
   Wharf Holdings, Ltd............................................... 2,944,990   20,136,610
   Wheelock & Co., Ltd............................................... 3,482,000   15,255,432
                                                                                ------------
TOTAL HONG KONG......................................................            148,972,299
                                                                                ------------
IRELAND -- (0.2%)
   CRH P.L.C.........................................................   590,083   10,983,571
   CRH P.L.C. Sponsored ADR..........................................   259,888    4,846,911
  *Governor & Co. of the Bank of Ireland P.L.C. (The)................   157,165       18,565
                                                                                ------------
TOTAL IRELAND........................................................             15,849,047
                                                                                ------------
ISRAEL -- (0.6%)
  *Bank Hapoalim B.M................................................. 2,961,906   11,652,405
  *Bank Leumi Le-Israel B.M.......................................... 2,937,459    9,468,190
   Bezeq Israeli Telecommunication Corp., Ltd........................ 2,928,603    3,567,884
   Elbit Systems, Ltd................................................    34,203    1,204,194
   Israel Chemicals, Ltd.............................................   904,178   11,311,829

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- -----------
ISRAEL -- (Continued)
  *Israel Discount Bank, Ltd. Series A...............................    381,656 $   538,384
  *Mellanox Technologies, Ltd........................................     23,772   1,794,012
  *NICE Systems, Ltd.................................................     11,443     382,227
  *NICE Systems, Ltd. Sponsored ADR..................................    160,983   5,360,734
  *Oil Refineries, Ltd...............................................    613,622     295,463
   Paz Oil Co., Ltd..................................................        321      42,300
  *Strauss Group, Ltd................................................     17,492     197,723
                                                                                 -----------
TOTAL ISRAEL.........................................................             45,815,345
                                                                                 -----------
ITALY -- (1.3%)
 #*Banca Monte Dei Paschi di Siena SpA............................... 11,927,018   3,296,991
  *Banco Popolare Scarl..............................................  2,933,385   4,681,014
 #*Fiat SpA..........................................................  1,512,718   7,403,205
 #*Finmeccanica SpA..................................................    995,867   4,938,900
   Intesa Sanpaolo SpA............................................... 16,289,288  26,240,185
   Parmalat SpA......................................................    602,705   1,365,934
   Telecom Italia SpA................................................  5,476,933   5,053,075
  #Telecom Italia SpA Sponsored ADR..................................  1,874,500  17,226,655
  *UniCredit SpA.....................................................  5,298,670  23,436,805
   Unione di Banche Italiane ScpA....................................  1,552,315   6,114,863
                                                                                 -----------
TOTAL ITALY..........................................................             99,757,627
                                                                                 -----------
JAPAN -- (16.2%)
   77 Bank, Ltd. (The)...............................................    737,372   2,808,022
  #Aeon Co., Ltd.....................................................  1,886,800  20,578,442
   Aisin Seiki Co., Ltd..............................................     66,100   1,930,406
   Ajinomoto Co., Inc................................................    851,000  12,993,006
   Alfresa Holdings Corp.............................................     85,700   3,874,326
   Amada Co., Ltd....................................................    821,000   4,168,786
   Aoyama Trading Co., Ltd...........................................      1,000      19,762
   Aozora Bank, Ltd..................................................    631,000   1,779,431
   Asahi Glass Co., Ltd..............................................  1,871,000  12,718,755
   Asahi Kasei Corp..................................................  2,342,000  12,883,937
   Asatsu-DK, Inc....................................................     32,500     746,728
  #Autobacs Seven Co., Ltd...........................................     71,600   2,938,187
   Awa Bank, Ltd. (The)..............................................     65,600     392,087
  #Bank of Kyoto, Ltd. (The).........................................    709,400   6,097,477
   Bank of Yokohama, Ltd. (The)......................................  1,220,000   5,614,500
   Canon Marketing Japan, Inc........................................    124,900   1,820,353
  #Casio Computer Co., Ltd...........................................    157,200   1,202,970
   Chiba Bank, Ltd. (The)............................................    980,000   5,724,342
   Chugoku Bank, Ltd. (The)..........................................    391,800   5,392,149
   Citizen Holdings Co., Ltd.........................................    511,000   2,593,456
   Coca-Cola West Co., Ltd...........................................    109,007   1,671,087
   COMSYS Holdings Corp..............................................    151,700   2,016,626
   Cosmo Oil Co., Ltd................................................  1,212,364   2,156,340
  #Dai Nippon Printing Co., Ltd......................................  1,815,000  12,861,180
   Daicel Corp.......................................................    515,000   3,092,002
   Daido Steel Co., Ltd..............................................    324,000   1,405,095
   Dainippon Sumitomo Pharma Co., Ltd................................    309,400   3,558,654
  #Daiwa Securities Group, Inc.......................................  2,988,000  11,919,617
  #Denki Kagaku Kogyo K.K............................................    227,000     700,915
   Ebara Corp........................................................    239,000     937,272
   Fuji Heavy Industries, Ltd........................................    925,000   8,917,096
   Fuji Media Holdings, Inc..........................................      1,128   1,670,532
  #FUJIFILM Holdings Corp............................................  1,327,000  22,400,263
   Fujitsu, Ltd......................................................  1,291,000   4,966,932
   Fukuoka Financial Group, Inc......................................  1,800,000   7,039,045
  #Fukuyama Transporting Co., Ltd....................................     71,000     372,694
   Glory, Ltd........................................................    119,600   2,902,717
   Gunma Bank, Ltd. (The)............................................    921,397   4,445,198

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- -----------
JAPAN -- (Continued)
   H2O Retailing Corp................................................    198,000 $ 2,036,742
   Hachijuni Bank, Ltd. (The)........................................    993,231   5,130,839
   Hakuhodo DY Holdings, Inc.........................................     39,920   2,392,349
   Hankyu Hanshin Holdings, Inc......................................    582,000   3,221,885
   Higo Bank, Ltd. (The).............................................    282,000   1,664,186
   Hiroshima Bank, Ltd. (The)........................................    300,000   1,067,154
   Hitachi Capital Corp..............................................    105,100   2,018,399
   Hitachi High-Technologies Corp....................................    139,900   3,066,025
   Hitachi Transport System, Ltd.....................................     94,400   1,417,030
   Hokuhoku Financial Group, Inc.....................................  2,620,000   4,165,631
   House Foods Corp..................................................    148,300   2,393,476
   Ibiden Co., Ltd...................................................    174,900   2,205,602
   Idemitsu Kosan Co., Ltd...........................................     51,124   4,400,079
   Inpex Corp........................................................      4,265  24,297,137
   Isetan Mitsukoshi Holdings, Ltd...................................    884,200   8,655,060
   ITOCHU Corp.......................................................    183,800   1,839,757
   Iyo Bank, Ltd. (The)..............................................    551,000   4,260,197
   J. Front Retailing Co., Ltd.......................................  1,136,000   5,907,421
   JFE Holdings, Inc.................................................    882,500  12,455,549
   Joyo Bank, Ltd. (The).............................................  1,376,000   6,659,184
   JTEKT Corp........................................................    463,200   3,478,435
   JX Holdings, Inc..................................................  5,553,333  29,577,407
   Kagoshima Bank, Ltd. (The)........................................    358,143   2,283,372
   Kajima Corp.......................................................  1,544,000   4,276,080
   Kamigumi Co., Ltd.................................................    519,000   4,185,743
   Kaneka Corp.......................................................    653,542   3,188,164
   Keiyo Bank, Ltd. (The)............................................    418,000   1,832,515
   Kewpie Corp.......................................................     99,900   1,649,915
   Kinden Corp.......................................................    285,000   1,784,370
   Kirin Holdings Co., Ltd...........................................    134,000   1,682,119
  *Kobe Steel, Ltd...................................................  3,785,000   3,322,688
   Konica Minolta Holdings, Inc......................................    721,000   4,796,721
   Kyocera Corp......................................................    308,700  27,152,832
   Kyocera Corp. Sponsored ADR.......................................     13,600   1,207,680
   Kyowa Hakko Kirin Co., Ltd........................................    571,000   6,077,858
   LIXIL Group Corp..................................................    371,200   8,206,589
  #Mabuchi Motor Co., Ltd............................................     36,100   1,529,804
   Marui Group Co., Ltd..............................................    542,642   3,903,452
   Maruichi Steel Tube, Ltd..........................................    104,400   2,171,065
  *Mazda Motor Corp..................................................  3,005,000   3,584,132
   Medipal Holdings Corp.............................................    339,800   4,327,508
   MEIJI Holdings Co., Ltd...........................................    135,895   6,217,754
   Mitsubishi Chemical Holdings Corp.................................  3,885,000  15,386,810
   Mitsubishi Corp...................................................  2,732,000  48,774,242
   Mitsubishi Gas Chemical Co., Inc..................................    948,000   4,683,874
   Mitsubishi Heavy Industries, Ltd..................................  7,830,000  32,980,614
  #Mitsubishi Logistics Corp.........................................    236,000   3,043,600
   Mitsubishi Materials Corp.........................................  2,533,000   7,364,688
   Mitsubishi Tanabe Pharma Corp.....................................    400,000   5,765,856
   Mitsubishi UFJ Financial Group, Inc............................... 18,834,406  85,206,251
   Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372  21,468,360
   Mitsui & Co., Ltd.................................................  2,990,300  42,148,944
   Mitsui & Co., Ltd. Sponsored ADR..................................     11,723   3,298,501
  #Mitsui Chemicals, Inc.............................................  1,861,800   3,848,788
  *Mitsui Mining & Smelting Co., Ltd.................................     69,030     146,127
   Mitsui O.S.K. Lines, Ltd..........................................    983,000   2,356,182
   Mizuho Financial Group, Inc.......................................    293,760     459,640
  #Mizuho Financial Group, Inc. ADR..................................    285,159     886,845
   MS&AD Insurance Group Holdings, Inc...............................    715,053  12,126,438
   Nagase & Co., Ltd.................................................    235,889   2,516,366
   Nanto Bank, Ltd. (The)............................................    319,000   1,626,587

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
JAPAN -- (Continued)
  *NEC Corp..........................................................  5,425,101 $10,405,622
   Nippon Electric Glass Co., Ltd....................................    554,000   2,819,672
   Nippon Express Co., Ltd...........................................  1,952,238   7,144,180
   Nippon Meat Packers, Inc..........................................    429,536   5,330,591
  #Nippon Paper Group, Inc...........................................    231,700   2,649,826
   Nippon Shokubai Co., Ltd..........................................    234,000   2,295,066
  #Nippon Steel & Sumitomo Metal Corp................................ 13,103,940  28,924,615
   Nippon Television Network Corp....................................    123,800   1,601,250
  #Nippon Yusen K.K..................................................  3,032,000   5,779,407
   Nishi-Nippon Bank, Ltd............................................  1,412,569   3,220,972
   Nissan Shatai Co., Ltd............................................    216,000   2,363,606
   Nisshin Seifun Group, Inc.........................................    394,500   4,929,833
  *Nisshin Steel Holdings Co., Ltd...................................    143,100     948,264
   Nisshinbo Holdings, Inc...........................................    305,000   1,995,333
   NKSJ Holdings, Inc................................................     60,350   1,100,153
   NOK Corp..........................................................     82,320   1,320,694
   Nomura Holdings, Inc..............................................  7,245,200  26,190,347
   Nomura Real Estate Holdings, Inc..................................     45,600     818,510
   Obayashi Corp.....................................................  1,650,682   7,384,582
  #Oji Holdings Corp.................................................  1,997,000   5,856,001
   Onward Holdings Co., Ltd..........................................    278,000   2,058,453
  #Panasonic Corp....................................................  4,044,917  24,534,694
  #Panasonic Corp. Sponsored ADR.....................................    302,421   1,672,388
 #*Renesas Electronics Corp..........................................    121,800     451,101
   Rengo Co., Ltd....................................................    421,000   1,840,088
  #Ricoh Co., Ltd....................................................  1,666,000  13,942,569
   Rohm Co., Ltd.....................................................    230,500   7,444,291
   Sankyo Co., Ltd...................................................     74,800   3,388,913
  #SBI Holdings, Inc.................................................    458,200   3,208,757
   Seino Holdings Co., Ltd...........................................    295,000   1,700,915
   Sekisui Chemical Co., Ltd.........................................    736,000   6,044,505
   Sekisui House, Ltd................................................  1,354,000  13,844,609
   Seven & I Holdings Co., Ltd.......................................    145,300   4,480,967
  #Sharp Corp........................................................  2,998,000   6,467,524
   Shiga Bank, Ltd...................................................    451,185   2,951,414
   Shimizu Corp......................................................  1,371,000   4,586,714
   Shinsei Bank, Ltd.................................................  2,164,000   3,172,640
   Shizuoka Bank, Ltd................................................    785,000   8,028,966
  #Showa Denko K.K...................................................  1,456,000   2,227,186
   Showa Shell Sekiyu K.K............................................    224,000   1,247,052
   SKY Perfect JSAT Holdings, Inc....................................      3,029   1,384,042
   Sohgo Security Services Co., Ltd..................................     82,600   1,160,760
   Sojitz Corp.......................................................  2,593,100   3,219,064
   Sony Corp.........................................................    768,200   9,095,791
  #Sony Corp. Sponsored ADR..........................................  1,801,665  21,151,547
   Sumitomo Bakelite Co., Ltd........................................    347,000   1,238,527
  #Sumitomo Chemical Co., Ltd........................................  2,006,000   5,637,414
   Sumitomo Corp.....................................................  3,241,900  44,196,159
   Sumitomo Electric Industries, Ltd.................................  2,606,700  28,042,086
   Sumitomo Forestry Co., Ltd........................................    161,400   1,444,387
   Sumitomo Heavy Industries, Ltd....................................    297,000   1,064,798
   Sumitomo Metal Mining Co., Ltd....................................    414,000   5,452,311
   Sumitomo Mitsui Financial Group, Inc..............................    872,600  26,664,042
  #Sumitomo Mitsui Trust Holdings, Inc...............................  5,755,629  17,467,194
   Suzuken Co., Ltd..................................................    149,300   4,712,907
   Suzuki Motor Corp.................................................    519,200  11,774,850
   Taisei Corp.......................................................  2,110,703   5,819,584
   Taisho Pharmaceutical Holdings Co., Ltd...........................     59,299   4,789,034
   Takashimaya Co., Ltd..............................................    615,634   4,049,228
  #TDK Corp..........................................................    173,300   6,516,763
  #Teijin, Ltd.......................................................  1,535,450   3,521,280

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE++
                                                                      --------- --------------
JAPAN -- (Continued)
   Tokai Rika Co., Ltd...............................................    61,200 $      768,068
   Tokyo Broadcasting System, Inc....................................    85,300        829,438
  *Tokyo Tatemono Co., Ltd...........................................   442,000      1,819,140
   Toppan Printing Co., Ltd.......................................... 1,312,000      7,582,923
  #Tosoh Corp........................................................ 1,044,000      2,043,756
   Toyo Seikan Kaisha, Ltd...........................................   346,349      3,682,148
   Toyobo Co., Ltd...................................................   664,000        731,771
   Toyoda Gosei Co., Ltd.............................................    13,800        271,765
   Toyota Motor Corp.................................................   175,379      6,762,117
  #Toyota Motor Corp. Sponsored ADR..................................   614,188     47,581,144
   Toyota Tsusho Corp................................................   434,400      9,488,496
  #UNY Co., Ltd......................................................   393,050      2,796,995
   Wacoal Corp.......................................................   179,000      2,013,900
 #*Yamada Denki Co., Ltd.............................................    96,810      4,199,778
   Yamaguchi Financial Group, Inc....................................   492,148      4,077,645
   Yamaha Corp.......................................................   327,300      2,941,243
  #Yamato Kogyo Co., Ltd.............................................    82,600      2,320,178
   Yamazaki Baking Co., Ltd..........................................   128,000      1,538,417
   Yokohama Rubber Co., Ltd..........................................    13,000         91,377
                                                                                --------------
TOTAL JAPAN..........................................................            1,265,403,342
                                                                                --------------
NETHERLANDS -- (2.7%)
   Aegon NV.......................................................... 3,831,576     21,428,566
   Akzo Nobel NV.....................................................   444,472     24,191,645
   ArcelorMittal NV.................................................. 2,446,831     36,174,996
  *ING Groep NV...................................................... 4,933,987     43,903,032
 #*ING Groep NV Sponsored ADR........................................ 1,273,519     11,283,378
   Koninklijke DSM NV................................................   452,418     23,264,983
   Koninklijke Philips Electronics NV................................ 2,042,653     51,160,127
   Philips Electronics NV ADR........................................   144,736      3,629,979
                                                                                --------------
TOTAL NETHERLANDS....................................................              215,036,706
                                                                                --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd...............................   138,487        305,483
   Contact Energy, Ltd............................................... 1,292,916      5,887,475
   Fletcher Building, Ltd............................................     6,732         38,938
                                                                                --------------
TOTAL NEW ZEALAND....................................................                6,231,896
                                                                                --------------
NORWAY -- (1.2%)
   Aker ASA Series A.................................................    72,828      2,571,509
   Cermaq ASA........................................................    27,247        372,865
   DNB ASA........................................................... 1,512,837     18,912,900
  *Marine Harvest ASA................................................ 7,530,562      5,908,627
   Norsk Hydro ASA................................................... 3,357,025     15,113,416
   Norsk Hydro ASA Sponsored ADR.....................................    59,900        258,768
   Orkla ASA......................................................... 2,797,062     22,157,276
   Petroleum Geo-Services ASA........................................   400,136      6,914,159
   Stolt-Nielsen, Ltd................................................     8,425        154,462
  *Storebrand ASA.................................................... 1,082,306      5,446,559
   Subsea 7 SA.......................................................   590,207     12,938,550
  *Veripos, Inc......................................................    54,011        156,071
   Wilh Wilhelmsen Holding ASA.......................................       212          4,767
   Yara International ASA............................................    25,801      1,215,973
                                                                                --------------
TOTAL NORWAY.........................................................               92,125,902
                                                                                --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA........................................... 2,631,973      2,561,546
   Cimpor Cimentos de Portugal SA....................................   139,544        623,407
  *EDP Renovaveis SA.................................................   515,052      2,453,224

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
PORTUGAL -- (Continued)
   Portugal Telecom SA...............................................    525,319 $  2,641,719
                                                                                 ------------
TOTAL PORTUGAL.......................................................               8,279,896
                                                                                 ------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd...................................................  5,036,000   13,411,619
   CapitaMalls Asia, Ltd.............................................  1,863,000    2,811,294
   DBS Group Holdings, Ltd...........................................  1,185,831   13,466,807
   Fraser & Neave, Ltd...............................................    724,450    5,427,666
   Golden Agri-Resources, Ltd........................................ 13,990,000    7,145,200
  *Indofood Agri Resources, Ltd......................................    198,000      203,732
   Keppel Land, Ltd..................................................    781,000    2,163,370
 #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,162,253
  *Noble Group, Ltd..................................................  2,997,000    3,199,976
  #Overseas Union Enterprise, Ltd....................................    405,000      878,109
   Singapore Airlines, Ltd...........................................  1,585,600   13,741,718
   Singapore Land, Ltd...............................................    532,000    2,988,245
  #United Industrial Corp., Ltd......................................  2,152,000    4,917,753
   UOL Group, Ltd....................................................  1,376,600    6,369,561
   Venture Corp., Ltd................................................    307,000    1,921,562
   Wheelock Properties, Ltd..........................................    870,000    1,290,754
                                                                                 ------------
TOTAL SINGAPORE......................................................              81,099,619
                                                                                 ------------
SPAIN -- (1.9%)
  #Acciona SA........................................................    114,419    7,032,865
  #Banco Bilbao Vizcaya Argentaria SA................................    668,228    5,583,652
 #*Banco de Sabadell SA..............................................  5,239,933   12,777,234
   Banco Espanol de Credito SA.......................................    392,975    1,438,533
  #Banco Popular Espanol SA..........................................  4,288,643    6,706,472
   Banco Santander SA................................................  7,903,716   59,508,435
   Banco Santander SA Sponsored ADR..................................  1,384,686   10,329,758
  #CaixaBank SA......................................................  2,838,816   10,781,310
   Gas Natural SDG SA................................................    928,566   14,426,758
   Iberdrola SA......................................................  1,285,750    6,658,812
   Repsol SA.........................................................    505,218   10,124,906
                                                                                 ------------
TOTAL SPAIN..........................................................             145,368,735
                                                                                 ------------
SWEDEN -- (2.9%)
   Boliden AB........................................................    612,180   10,727,659
   Holmen AB Series A................................................      6,300      184,927
   Meda AB Series A..................................................    280,396    2,872,667
   Nordea Bank AB....................................................  5,366,449   48,779,174
   Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   28,891,356
   Skandinaviska Enskilda Banken AB Series C.........................     16,918      133,137
   SSAB AB Series A..................................................     51,620      369,794
   Svenska Cellulosa AB Series A.....................................     66,476    1,307,031
   Svenska Cellulosa AB Series B.....................................  1,586,671   30,934,064
   Swedbank AB Series A..............................................  1,086,067   20,173,140
   Tele2 AB Series B.................................................     18,381      306,831
   Telefonaktiebolaget LM Ericsson AB Series A.......................     27,246      233,719
   Telefonaktiebolaget LM Ericsson AB Series B.......................  4,713,081   41,753,549
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162    8,464,720
   TeliaSonera AB....................................................  3,717,354   24,438,753
   Volvo AB Series A.................................................    281,193    3,786,038
                                                                                 ------------
TOTAL SWEDEN.........................................................             223,356,559
                                                                                 ------------
SWITZERLAND -- (5.7%)
  *ABB, Ltd..........................................................  1,234,095   22,287,665
   Adecco SA.........................................................    358,259   17,372,851
  #Alpiq Holding AG..................................................      1,593      259,954
   Aryzta AG.........................................................    163,797    8,182,891

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- ------------
SWITZERLAND -- (Continued)
   Baloise Holding AG................................................    200,163 $ 16,706,798
   Banque Cantonale Vaudoise AG......................................        732      388,175
  #Clariant AG.......................................................    429,492    4,602,431
   Credit Suisse Group AG............................................  1,314,363   30,565,985
   Credit Suisse Group AG Sponsored ADR..............................    838,229   19,564,265
   Givaudan SA.......................................................     14,257   14,261,106
   Holcim, Ltd.......................................................    887,877   60,594,265
   Lonza Group AG....................................................      7,458      378,256
   Novartis AG.......................................................     16,632    1,002,919
   Novartis AG ADR...................................................    506,359   30,614,465
   PSP Swiss Property AG.............................................     77,670    7,132,956
   St. Galler Kantonalbank AG........................................      2,834    1,162,008
   Sulzer AG.........................................................     44,989    6,523,720
   Swiss Life Holding AG.............................................    123,557   15,603,658
   Swiss Re, Ltd.....................................................  1,108,107   76,678,078
   UBS AG............................................................  3,833,535   57,516,804
   Zurich Insurance Group AG.........................................    221,361   54,569,851
                                                                                 ------------
TOTAL SWITZERLAND....................................................             445,969,101
                                                                                 ------------
UNITED KINGDOM -- (20.6%)
   Anglo American P.L.C..............................................  1,002,219   30,882,863
   Associated British Foods P.L.C....................................    426,591    9,546,557
   Aviva P.L.C.......................................................  8,175,916   43,785,601
   Barclays P.L.C.................................................... 11,591,752   42,863,545
  #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   64,041,924
   BP P.L.C..........................................................  1,395,752    9,967,984
   BP P.L.C. Sponsored ADR...........................................  5,338,016  228,947,506
   Carnival P.L.C....................................................    658,867   26,244,512
  #Carnival P.L.C. ADR...............................................    241,674    9,553,373
   Eurasian Natural Resources Corp. P.L.C............................    404,841    2,146,111
   Evraz P.L.C.......................................................    525,138    2,003,719
   HSBC Holdings P.L.C...............................................    724,498    7,143,090
  #HSBC Holdings P.L.C. Sponsored ADR................................  1,453,812   71,760,160
  *International Consolidated Airlines Group SA......................  3,847,175   10,029,325
   Investec P.L.C....................................................  1,195,168    7,048,073
   John Wood Group P.L.C.............................................     97,712    1,343,029
   Kazakhmys P.L.C...................................................    690,345    7,920,547
   Kingfisher P.L.C.................................................. 10,285,817   48,158,694
   Legal & General Group P.L.C.......................................  1,085,509    2,353,101
  *Lloyds Banking Group P.L.C........................................ 76,981,994   50,693,260
  *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    7,485,675
   Mondi P.L.C.......................................................  1,450,865   15,993,614
   Old Mutual P.L.C.................................................. 13,164,620   36,643,450
   Pearson P.L.C. Sponsored ADR......................................  1,619,661   32,555,186
   Resolution, Ltd...................................................  3,422,696   12,067,276
   Rexam P.L.C.......................................................  4,056,789   29,292,674
  *Royal Bank of Scotland Group P.L.C................................  3,500,216   15,628,912
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................    377,000    3,370,380
   Royal Dutch Shell P.L.C. ADR......................................  3,323,210  234,718,322
   Royal Dutch Shell P.L.C. Series A.................................      9,655      331,292
   Royal Dutch Shell P.L.C. Series B.................................    255,146    9,025,204
   RSA Insurance Group P.L.C.........................................  4,956,241    8,996,370
   Sainsbury (J.) P.L.C..............................................  5,529,939   31,706,793
  *Travis Perkins P.L.C..............................................     38,182      667,231
  #Vedanta Resources P.L.C...........................................    189,404    3,480,148
   Vodafone Group P.L.C.............................................. 34,976,333   94,983,682
   Vodafone Group P.L.C. Sponsored ADR...............................  8,116,661  220,935,512
   William Morrison Supermarkets P.L.C...............................  8,127,143   35,188,788
   Wolseley P.L.C....................................................    505,787   22,172,536
   WPP P.L.C.........................................................  2,251,996   29,107,901
   WPP P.L.C. Sponsored ADR..........................................     38,003    2,456,514

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                      SHARES       VALUE++
                                                                    ----------- --------------
UNITED KINGDOM -- (Continued)
   Xstrata P.L.C...................................................   5,211,952 $   82,565,149
                                                                                --------------
TOTAL UNITED KINGDOM...............................................              1,605,805,583
                                                                                --------------
TOTAL COMMON STOCKS................................................              7,168,262,828
                                                                                --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE....................................     334,085     22,268,022
                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Bilbao Vizcaya Argentaria SA Tradeable Coupons............          28              3
                                                                                --------------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                       (000)       VALUE+
                                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
  (S)@DFA Short Term Investment Fund...............................  52,722,558    610,000,000
     @Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.35%, 11/01/12 (Collateralized by FNMA 4.000%,
       05/01/42 & 5.000%, 01/01/39, valued at $1,715,506) to be
       repurchased at $1,681,885................................... $     1,682      1,681,868
                                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................................                611,681,868
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,402,475,403)............................................             $7,802,212,721
                                                                                ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                          SHARES     VALUE++
                                                                         --------- -----------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B.......................................        -- $        --
                                                                                   -----------
BRAZIL -- (5.9%)
   AES Tiete SA.........................................................    42,245     402,264
   All America Latina Logistica SA......................................   377,131   1,715,709
   Amil Participacoes SA................................................   119,903   1,803,519
   Banco Bradesco SA....................................................   392,200   5,161,619
   Banco do Brasil SA...................................................   507,354   5,413,142
   Banco Santander Brasil SA............................................    52,300     359,216
   Banco Santander Brasil SA ADR........................................   665,784   4,527,331
   BM&F Bovespa SA...................................................... 1,665,208  10,658,381
   BR Malls Participacoes SA............................................   286,523   3,766,605
  #BRF - Brasil Foods SA ADR............................................   594,060  10,883,179
   CCR SA...............................................................   652,568   5,738,344
   Centrais Eletricas Brasileiras SA....................................    70,900     389,225
  #Centrais Eletricas Brasileiras SA ADR................................    86,923     695,384
   Centrais Eletricas Brasileiras SA Sponsored ADR......................   100,200     557,112
   CETIP SA - Mercados Organizados......................................   147,600   1,700,519
   Cia de Saneamento Basico do Estado de Sao Paulo......................    22,000     931,321
   Cia de Saneamento Basico do Estado de Sao Paulo ADR..................    29,318   2,463,005
   Cia Energetica de Minas Gerais SA....................................    46,775     508,962
   Cia Hering SA........................................................    95,300   2,189,359
  *Cia Paranaense de Energia SA.........................................     7,400      88,718
   Cia Siderurgica Nacional SA..........................................   704,052   3,892,816
   Cielo SA.............................................................   217,396   5,378,582
   Cosan SA Industria e Comercio........................................   130,069   2,494,369
   CPFL Energia SA......................................................    62,260     723,437
  #CPFL Energia SA ADR..................................................    26,753     623,077
   Cyrela Brazil Realty SA Empreendimentos e Participacoes..............   295,797   2,507,877
   Duratex SA...........................................................   208,900   1,453,316
   EcoRodovias Infraestrutura e Logistica SA............................   115,988   1,013,085
   Embraer SA...........................................................   164,400   1,149,396
  #Embraer SA ADR.......................................................    86,000   2,400,260
   Energias do Brazil SA................................................   236,900   1,481,318
 #*Fibria Celulose SA Sponsored ADR.....................................   514,098   4,529,203
   Gerdau SA............................................................   131,807     958,514
   Guararapes Confeccoes SA.............................................       800      47,266
  *Hypermarcas SA.......................................................   939,724   7,472,264
   Itau Unibanco Holding SA.............................................   187,342   2,453,557
  *JBS SA...............................................................   701,336   2,268,668
   Light SA.............................................................    34,700     373,302
   Localiza Rent a Car SA...............................................    90,000   1,577,509
   Lojas Americanas SA..................................................    96,510     731,767
   Lojas Renner SA......................................................    92,200   3,413,722
  *M. Dias Branco SA....................................................    22,400     752,163
   MRV Engenharia e Participacoes SA....................................   203,540   1,032,206
   Multiplan Empreendimentos Imobiliarios SA............................    59,200   1,734,275
  *Multiplus SA.........................................................    36,457     847,052
   Natura Cosmeticos SA.................................................   117,400   3,130,012
   Obrascon Huarte Lain Brasil SA.......................................    94,600     889,619
   OdontoPrev SA........................................................     7,800      40,324
   Oi SA................................................................   179,758     849,649
   Oi SA ADR (670851104)................................................     7,319      34,107
  #Oi SA ADR (670851203)................................................   107,889     431,556
   Petroleo Brasileiro SA...............................................    98,000   1,037,394
   Petroleo Brasilerio SA ADR........................................... 1,206,339  25,586,450
   Porto Seguro SA......................................................   110,264   1,172,646
   Raia Drogasil SA.....................................................   155,100   1,706,745
   Souza Cruz SA........................................................   356,670   4,653,630

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
BRAZIL -- (Continued)
   Telefonica Brasil SA..............................................      8,036 $    152,724
  *Terna Participacoes SA............................................     23,200      765,318
   Tim Participacoes SA..............................................    288,200    1,021,659
   Tim Participacoes SA ADR..........................................     47,642      828,018
   Totvs SA..........................................................     82,275    1,673,005
   Tractebel Energia SA..............................................    111,900    1,928,313
   Usinas Siderurgicas de Minas Gerais SA............................     39,100      204,447
  #Vale SA Sponsored ADR.............................................  1,090,933   19,985,893
   WEG SA............................................................    248,866    2,858,641
                                                                                 ------------
TOTAL BRAZIL.........................................................             180,212,065
                                                                                 ------------
CHILE -- (1.7%)
   AES Gener SA......................................................  1,202,095      716,510
   Aguas Andinas SA Series A.........................................  1,425,070      959,297
  #Banco de Chile SA Series F ADR....................................     37,057    3,276,580
   Banco de Credito e Inversiones SA.................................     26,330    1,692,210
  #Banco Santander Chile SA ADR......................................    124,303    3,379,799
   CAP SA............................................................     55,691    1,918,136
   Cencosud SA.......................................................    740,464    4,053,123
  *CFR Pharmaceuticals SA............................................    416,529      100,507
   Cia Cervecerias Unidas SA.........................................      8,013      116,500
   Cia Cervecerias Unidas SA ADR.....................................     14,357    1,018,342
  *Colbun SA.........................................................  5,081,989    1,418,605
   Corpbanca SA...................................................... 94,605,487    1,238,336
  #Corpbanca SA ADR..................................................     22,366      458,503
   E.CL SA...........................................................    309,077      755,493
   Embotelladora Andina SA Series A ADR..............................     23,068      706,342
   Embotelladora Andina SA Series B ADR..............................     19,587      741,956
   Empresa Nacional de Electricidad SA Sponsored ADR.................    101,485    4,858,087
   Empresas CMPC SA..................................................    878,369    3,345,159
   Empresas Copec SA.................................................    355,393    5,118,206
   Enersis SA Sponsored ADR..........................................    270,752    4,586,539
   ENTEL Chile SA....................................................     87,440    1,789,053
   Inversiones Aguas Metropolitanas SA...............................     16,528       30,744
  #Latam Airlines Group SA Sponsored ADR.............................    176,701    4,380,418
   Molibdenos y Metales SA...........................................      8,896      153,459
   Ripley Corp. SA...................................................    650,492      613,786
   S.A.C.I. Falabella SA.............................................    332,696    3,412,770
   Sigdo Koppers SA..................................................    338,893      813,512
   Sonda SA..........................................................    236,896      724,794
                                                                                 ------------
TOTAL CHILE..........................................................              52,376,766
                                                                                 ------------
CHINA -- (14.4%)
  #Agile Property Holdings, Ltd......................................  1,754,000    1,981,759
   Agricultural Bank of China, Ltd. Series H......................... 14,912,000    6,405,882
  *Air China, Ltd. Series H..........................................  1,312,000      927,010
 #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,213,564
 #*Angang Steel Co., Ltd. Series H...................................  1,422,000      847,180
  #Anhui Conch Cement Co., Ltd. Series H.............................    797,500    2,739,225
   Bank of China, Ltd. Series H...................................... 54,772,100   22,439,161
  #Bank of Communications Co., Ltd. Series H.........................  5,151,515    3,672,875
  *BBMG Corp. Series H...............................................    753,500      644,290
   Beijing Capital International Airport Co., Ltd. Series H..........    198,000      127,037
   Beijing Enterprises Holdings, Ltd.................................    668,972    4,320,712
   Belle International Holdings, Ltd.................................  2,719,000    5,028,216
  *Brilliance China Automotive Holdings, Ltd.........................  1,576,000    1,947,337
 #*BYD Co., Ltd. Series H............................................    415,886      816,239
   China Agri-Industries Holdings, Ltd...............................  1,958,202    1,225,411
   China BlueChemical, Ltd. Series H.................................  1,502,000      950,305
   China Citic Bank Corp., Ltd. Series H.............................  5,827,928    2,961,168
   China Coal Energy Co., Ltd. Series H..............................  3,184,777    3,151,289

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
CHINA -- (Continued)
   China Communications Construction Co., Ltd. Series H..............  3,342,000 $ 3,127,976
   China Communications Services Corp., Ltd. Series H................  2,892,000   1,617,636
   China Construction Bank Corp. Series H............................ 50,081,590  37,608,762
 #*China COSCO Holdings Co., Ltd. Series H...........................  1,911,500     943,476
  *China Eastern Airlines Corp., Ltd. ADR............................      2,800      47,992
  *China Eastern Airlines Corp., Ltd. Series H.......................    870,000     302,214
  #China Foods, Ltd..................................................    472,000     476,984
  #China Life Insurance Co., Ltd. ADR................................    323,770  14,304,159
  #China Longyuan Power Group Corp. Series H.........................  1,387,000     901,406
   China Mengniu Dairy Co., Ltd......................................    805,000   2,434,473
  *China Merchants Bank Co., Ltd. Series H...........................  2,871,534   5,335,387
   China Merchants Holdings International Co., Ltd...................    979,321   3,230,544
  #China Minsheng Banking Corp., Ltd. Series H.......................  4,072,000   3,693,112
  #China Mobile, Ltd. Sponsored ADR..................................    797,772  44,188,591
  *China Molybdenum Co., Ltd. Series H...............................    170,322      72,395
 #*China National Building Material Co., Ltd. Series H...............  2,083,916   2,637,521
   China Oilfield Services, Ltd. Series H............................    950,000   1,787,622
  #China Overseas Land & Investment, Ltd.............................  2,588,000   6,771,955
   China Pacific Insurance Group Co., Ltd. Series H..................  1,245,200   3,890,385
   China Petroleum & Chemical Corp. ADR..............................    106,449  11,199,499
   China Petroleum & Chemical Corp. Series H.........................  2,542,000   2,682,211
  #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,533,018
   China Railway Group, Ltd. Series H................................  2,017,000   1,025,194
 #*China Resources Cement Holdings, Ltd..............................  1,416,000     955,402
   China Resources Enterprise, Ltd...................................  1,035,000   3,373,296
   China Resources Gas Group, Ltd....................................    510,000   1,133,219
  #China Resources Land, Ltd.........................................  1,430,000   3,247,501
   China Resources Power Holdings Co., Ltd...........................    978,000   2,101,279
   China Shenhua Energy Co., Ltd. Series H...........................  2,230,500   9,451,071
 #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,234,323
  #China Shipping Development Co., Ltd. Series H.....................  1,414,000     740,494
   China Southern Airlines Co., Ltd. ADR.............................     10,900     253,207
   China Southern Airlines Co., Ltd. Series H........................    980,000     463,373
   China State Construction International Holdings, Ltd..............  1,068,000   1,264,564
  *China Taiping Insurance Holdings Co., Ltd.........................    536,800     914,022
  #China Telecom Corp., Ltd. ADR.....................................     49,067   2,892,500
   China Telecom Corp., Ltd. Series H................................  2,804,000   1,655,386
   China Unicom Hong Kong, Ltd. ADR..................................    470,600   7,571,954
  *Chongqing Rural Commercial Bank Series H..........................     26,000      12,170
  #Citic Pacific, Ltd................................................  1,669,000   2,119,587
   CNOOC, Ltd........................................................  1,238,000   2,544,610
  #CNOOC, Ltd. ADR...................................................    105,160  21,615,638
   COSCO Pacific, Ltd................................................  2,165,997   3,162,676
  *Country Garden Holdings Co., Ltd..................................  3,626,769   1,447,678
  #CSR Corp., Ltd. Series H..........................................  1,251,000     967,494
   Datang International Power Generation Co., Ltd. Series H..........  1,532,000     543,239
  #Dongfang Electric Corp., Ltd. Series H............................    229,600     382,066
   Dongfeng Motor Group Co., Ltd. Series H...........................  1,918,000   2,372,183
   ENN Energy Holdings, Ltd..........................................    476,000   1,976,719
  #Evergrande Real Estate Group, Ltd.................................  5,180,000   2,246,622
   Fosun International, Ltd..........................................  1,717,441     841,443
  #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814     995,912
  #Geely Automobile Holdings, Ltd....................................  2,550,000   1,093,697
  #Golden Eagle Retail Group, Ltd....................................    414,000     903,894
   Great Wall Motor Co., Ltd. Series H...............................    798,500   2,183,823
   Guangdong Investment, Ltd.........................................  1,564,000   1,278,706
  #Guangshen Railway Co., Ltd. Series H..............................    346,000     119,325
  #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     501,999
   Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,268,338
  #Guangzhou Pharmaceutical Co., Ltd. Series H.......................    112,000     216,958
  #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   1,497,960

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      SHARES     VALUE++
                                                                    ---------- ------------
CHINA -- (Continued)
  *Haier Electronics Group Co., Ltd................................    506,000 $    644,358
   Hengan International Group Co., Ltd.............................    450,500    4,102,108
  *Huadian Power International Corp. Series H......................    856,000      216,674
   Huaneng Power International, Inc. ADR...........................     34,452    1,096,952
   Huaneng Power International, Inc. Series H......................    274,000      218,904
   Industrial & Commercial Bank of China, Ltd. Series H............ 45,200,185   29,764,290
   Jiangsu Express Co., Ltd. Series H..............................    764,000      656,775
   Jiangxi Copper Co., Ltd. Series H...............................    888,000    2,281,578
   Kunlun Energy Co., Ltd..........................................  1,964,000    3,635,537
   Lenovo Group, Ltd...............................................  3,789,278    3,038,862
   Longfor Properties Co., Ltd.....................................    942,000    1,661,852
 #*Maanshan Iron & Steel Co., Ltd. Series H........................  1,620,000      417,184
 #*Metallurgical Corp of China, Ltd. Series H......................  2,646,000      486,422
 #*MMG, Ltd........................................................    388,000      153,260
   New World China Land, Ltd.......................................  2,554,000    1,182,433
  #Nine Dragons Paper Holdings, Ltd................................  1,905,000    1,325,212
  #Parkson Retail Group, Ltd.......................................    841,500      709,545
   PetroChina Co., Ltd. ADR........................................    145,110   19,700,134
   PICC Property & Casualty Co., Ltd. Series H.....................  1,608,000    2,128,754
  #Ping An Insurance Group Co. of China, Ltd. Series H.............  1,230,500    9,683,465
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H........    812,000    1,095,076
   Shanghai Electric Group Co., Ltd. Series H......................  2,392,000      966,907
   Shanghai Industrial Holdings, Ltd...............................    701,274    2,243,928
  #Shimao Property Holdings, Ltd...................................  1,956,371    3,710,687
  #Sino-Ocean Land Holdings, Ltd...................................  2,300,312    1,437,613
   Sinopec Shanghai Petrochemical Co., Ltd. Series H...............    952,000      271,610
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR..........      6,545      186,860
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H...............    888,000      186,003
  #Sinopharm Group Co., Ltd. Series H..............................    480,800    1,614,284
   Soho China, Ltd.................................................  2,899,263    1,961,767
  *Sun Art Retail Group, Ltd.......................................    989,500    1,342,839
   Tencent Holdings, Ltd...........................................    700,600   24,697,196
   Tingyi (Cayman Islands) Holding Corp............................  1,192,000    3,539,096
  #Tsingtao Brewery Co., Ltd. Series H.............................    178,000      960,211
   Uni-President China Holdings, Ltd...............................    759,000      953,302
   Want Want China Holdings, Ltd...................................  3,614,000    4,920,169
  #Weichai Power Co., Ltd. Series H................................    325,200    1,146,464
   Wumart Stores, Inc. Series H....................................    108,000      191,591
  #Yanzhou Coal Mining Co., Ltd. Series H..........................    228,000      339,863
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.....................    105,796    1,568,955
   Zhaojin Mining Industry Co., Ltd. Series H......................    553,000      929,736
   Zhejiang Expressway Co., Ltd. Series H..........................    876,000      638,276
  #Zhongsheng Group Holdings, Ltd..................................    231,000      296,653
  #Zhuzhou CSR Times Electric Co., Ltd. Series H...................    276,000      807,007
  #Zijin Mining Group Co., Ltd. Series H...........................  3,693,000    1,483,992
  #Zoomlion Heavy Industry Science & Technology Co., Ltd. Series H.    866,000    1,158,449
  #ZTE Corp. Series H..............................................    460,838      646,156
                                                                               ------------
TOTAL CHINA........................................................             442,154,489
                                                                               ------------
COLOMBIA -- (0.5%)
  *Almacenes Exito SA..............................................     41,506      793,066
  *Banco de Bogota SA..............................................      4,768      141,861
   Bancolombia SA..................................................     23,420      364,642
   Bancolombia SA Sponsored ADR....................................     64,224    4,111,620
  *Cementos Argos SA...............................................     45,372      218,467
  #Ecopetrol SA Sponsored ADR......................................    158,655    9,393,963
  *Empresa de Energia de Bogota SA.................................    406,613      289,682
   Grupo Aval Acciones y Valores SA................................    422,408      298,629
  *Interconexion Electrica SA ESP..................................    133,897      722,201
  *Isagen SA ESP...................................................    389,300      544,070
                                                                               ------------
TOTAL COLOMBIA.....................................................              16,878,201
                                                                               ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                      SHARES    VALUE++
                                                                      ------- -----------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S........................................................... 221,903 $ 8,200,285
   Komercni Banka A.S................................................  14,730   3,014,213
   Philip Morris CR A.S..............................................     185      99,345
   Telefonica Czech Republic A.S..................................... 142,100   2,830,544
  *Unipetrol A.S.....................................................   1,473      12,785
                                                                              -----------
TOTAL CZECH REPUBLIC.................................................          14,157,172
                                                                              -----------
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. Sponsored GDR.......... 215,316   1,314,497
  *Egyptian Financial Group-Hermes Holding GDR.......................     563       2,151
  *Orascom Construction Industries GDR...............................  61,755   2,528,231
  *Orascom Telecom Holding S.A.E. GDR................................ 340,034   1,022,534
                                                                              -----------
TOTAL EGYPT..........................................................           4,867,413
                                                                              -----------
HUNGARY -- (0.4%)
   EGIS Pharmaceuticals P.L.C........................................   2,156     173,508
   ELMU NYRT.........................................................     108       7,870
   Magyar Telekom Telecommunications P.L.C........................... 296,916     550,983
  #MOL Hungarian Oil & Gas P.L.C.....................................  40,682   3,538,890
  #OTP Bank P.L.C.................................................... 237,504   4,526,218
   Richter Gedeon NYRT...............................................  13,851   2,578,830
  *Tisza Chemical Group P.L.C........................................  24,314     209,329
                                                                              -----------
TOTAL HUNGARY........................................................          11,585,628
                                                                              -----------
INDIA -- (7.5%)
   ABB, Ltd..........................................................  44,672     611,227
   ACC, Ltd..........................................................  43,053   1,096,575
   Adani Enterprises, Ltd............................................ 140,472     559,599
  *Adani Power, Ltd.................................................. 459,932     409,259
   Aditya Birla Nuvo, Ltd............................................  33,850     571,142
   Allahabad Bank, Ltd............................................... 168,800     425,380
   Ambuja Cements, Ltd............................................... 692,303   2,595,527
   Andhra Bank, Ltd..................................................  59,863     115,009
   Apollo Hospitals Enterprise, Ltd..................................  48,159     696,712
   Ashok Leyland, Ltd................................................ 667,374     289,686
   Asian Paints, Ltd.................................................  28,298   2,024,406
   Axis Bank, Ltd.................................................... 227,042   4,959,642
   Bajaj Auto, Ltd...................................................  88,932   2,989,497
   Bajaj Finserv, Ltd................................................  38,658     607,089
   Bajaj Holdings & Investment, Ltd..................................  24,719     399,121
   Bank of India..................................................... 104,465     533,645
  *Bharat Electronics, Ltd...........................................  13,836     316,330
   Bharat Forge, Ltd.................................................  64,036     323,354
   Bharat Heavy Electricals, Ltd..................................... 435,992   1,811,227
   Bharat Petroleum Corp., Ltd....................................... 148,062     930,873
   Bharti Airtel, Ltd................................................ 867,263   4,340,827
   Bhushan Steel, Ltd................................................  43,488     397,179
   Biocon, Ltd.......................................................  21,170     104,496
   Bosch, Ltd........................................................  12,035   1,986,883
   Cadila Healthcare, Ltd............................................  25,295     408,553
  *Cairn India, Ltd.................................................. 401,975   2,511,771
   Canara Bank.......................................................  81,642     608,430
   Cipla, Ltd........................................................ 335,370   2,272,819
   Colgate-Palmolive (India), Ltd....................................  21,803     515,949
   Container Corp. of India..........................................  25,662     476,210
   Coromandel International, Ltd.....................................  44,218     234,237
   Corporation Bank..................................................   6,356      47,095
   Crisil, Ltd.......................................................   6,575     115,698
   Crompton Greaves, Ltd............................................. 169,046     390,955
   Cummins India, Ltd................................................  42,903     389,858

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       SHARES     VALUE++
                                                                      --------- -----------
INDIA -- (Continued)
   Dabur India, Ltd..................................................   495,434 $ 1,144,072
  *Dish TV (India), Ltd..............................................   218,853     305,843
   Divi's Laboratories, Ltd..........................................    33,413     745,387
   DLF, Ltd..........................................................   350,610   1,311,437
   Dr. Reddy's Laboratories, Ltd.....................................    22,080     718,219
   Dr. Reddy's Laboratories, Ltd. ADR................................    74,598   2,427,419
  *Emami, Ltd........................................................     5,441      57,562
   Engineers India, Ltd..............................................    66,837     293,704
  *Essar Oil, Ltd....................................................   220,565     256,319
   Exide Industries, Ltd.............................................   194,971     511,699
   Federal Bank, Ltd.................................................    83,714     750,942
   GAIL India, Ltd...................................................   112,799     729,453
   GAIL India, Ltd. GDR..............................................    28,791   1,178,049
  *Gillette India, Ltd...............................................     2,685     110,208
   GlaxoSmithKline Consumer Healthcare, Ltd..........................     6,800     384,121
   GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027     894,355
   Glenmark Pharmaceuticals, Ltd.....................................   101,902     809,318
  *GMR Infrastructure, Ltd...........................................   684,313     253,999
   Godrej Consumer Products, Ltd.....................................    58,902     786,438
   Godrej Industries, Ltd............................................    58,303     325,274
   Grasim Industries, Ltd............................................     6,300     387,801
   Havells India, Ltd................................................    13,283     141,932
   HCL Technologies, Ltd.............................................    82,032     920,140
   HDFC Bank, Ltd.................................................... 1,422,205  16,628,866
   Hero Honda Motors, Ltd. Series B..................................    37,077   1,287,492
   Hindalco Industries, Ltd..........................................   914,963   1,972,545
   Hindustan Petroleum Corp, Ltd.....................................    43,688     241,943
   Hindustan Unilever, Ltd...........................................   804,144   8,165,831
  *Hindustan Zinc, Ltd...............................................    94,424     234,618
   ICICI Bank, Ltd. Sponsored ADR....................................   208,679   8,190,651
   IDBI Bank, Ltd....................................................   346,191     592,878
  *Idea Cellular, Ltd................................................   805,036   1,273,626
   IDFC, Ltd.........................................................   601,656   1,798,921
   Indian Bank.......................................................   126,858     395,067
   Indian Oil Corp., Ltd.............................................   210,491   1,023,984
   Indian Overseas Bank..............................................    62,877      83,278
   IndusInd Bank, Ltd................................................    51,381     345,533
   Infosys, Ltd......................................................   214,112   9,381,745
  #Infosys, Ltd. Sponsored ADR.......................................   135,241   5,872,164
   ITC, Ltd.......................................................... 2,036,173  10,663,754
   Jaiprakash Associates, Ltd........................................ 1,336,264   2,148,433
  *Jaiprakash Power Ventures, Ltd....................................   432,110     307,813
   Jindal Steel & Power, Ltd.........................................   373,815   2,683,216
   JSW Energy, Ltd...................................................   473,835     560,182
   JSW Steel, Ltd....................................................   124,632   1,698,878
  *Jubilant Foodworks, Ltd...........................................    14,391     338,372
   Kotak Mahindra Bank, Ltd..........................................   190,324   2,131,246
   Larsen & Toubro, Ltd..............................................   194,792   5,870,307
   LIC Housing Finance, Ltd..........................................    53,635     242,345
   Lupin, Ltd........................................................   146,419   1,541,596
   Mahindra & Mahindra, Ltd..........................................   298,575   4,887,634
   Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     467,471
   Marico, Ltd.......................................................   116,346     453,868
   Maruti Suzuki India, Ltd..........................................    39,141   1,042,598
   Motherson Sumi Systems, Ltd.......................................    93,608     272,200
   Mphasis, Ltd......................................................    57,057     411,190
   Mundra Port & Special Economic Zone, Ltd..........................   223,856     521,132
   National Aluminium Co., Ltd.......................................   104,051      90,163
   Nestle India, Ltd.................................................     5,477     478,073
   NHPC, Ltd......................................................... 1,831,020     729,255
   NTPC, Ltd.........................................................   339,288   1,042,117

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
INDIA -- (Continued)
   Oberoi Realty, Ltd................................................      7,939 $     40,397
   Oil & Natural Gas Corp., Ltd......................................    699,873    3,483,008
   Oil India, Ltd....................................................     64,082      574,747
  *Oracle Financial Services Software, Ltd...........................     17,900      964,916
   Oriental Bank of Commerce.........................................     85,829      492,282
   Petronet LNG, Ltd.................................................    129,567      402,804
   Pidilite Industries, Ltd..........................................     97,657      349,341
   Piramal Enterprises, Ltd..........................................     58,908      541,040
   Power Grid Corp. of India, Ltd....................................    741,612    1,570,700
   Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      353,248
  *Ranbaxy Laboratories, Ltd.........................................    131,027    1,275,363
   Reliance Capital, Ltd.............................................     97,310      686,077
   Reliance Communications, Ltd......................................    523,134      521,400
   Reliance Energy, Ltd..............................................    111,967      968,740
   Reliance Industries, Ltd..........................................  1,432,266   21,357,809
  *Reliance Power, Ltd...............................................    469,672      802,253
   Rural Electrification Corp., Ltd..................................     47,495      189,298
  *Satyam Computer Services, Ltd.....................................    401,693      814,904
   Sesa Goa, Ltd.....................................................    563,951    1,783,760
   Shree Cement, Ltd.................................................      4,414      345,191
   Shriram Transport Finance Co., Ltd................................     76,457      885,285
   Siemens, Ltd......................................................     11,127      141,556
   SJVN, Ltd.........................................................    381,249      141,539
   State Bank of India...............................................    112,142    4,367,428
   Steel Authority of India, Ltd.....................................    311,336      462,966
   Sterlite Industries (India), Ltd..................................  1,725,980    3,182,857
   Sun Pharmaceuticals Industries, Ltd...............................    288,573    3,721,545
   Sun TV Network, Ltd...............................................     57,384      349,024
   Tata Chemicals, Ltd...............................................     85,384      501,530
   Tata Communications, Ltd..........................................     36,123      162,960
   Tata Consultancy Services, Ltd....................................    436,140   10,644,140
   Tata Motors, Ltd..................................................    679,237    3,227,409
  #Tata Motors, Ltd. Sponsored ADR...................................     81,024    1,956,730
   Tata Power Co., Ltd...............................................    763,990    1,494,310
   Tata Steel, Ltd...................................................    259,060    1,874,063
   Tata Tea, Ltd.....................................................    245,594      677,852
   Tech Mahindra, Ltd................................................     21,607      381,122
   Titan Industries, Ltd.............................................    144,838      689,500
   Torrent Power, Ltd................................................     79,357      225,823
   Ultratech Cement, Ltd.............................................     40,093    1,483,085
  *Unitech, Ltd......................................................  1,144,527      488,683
   United Breweries, Ltd.............................................     33,290      476,005
   United Phosphorus, Ltd............................................    135,349      285,469
   United Spirits, Ltd...............................................     69,742    1,526,411
   Wipro, Ltd........................................................    480,402    3,096,658
  *Wockhardt, Ltd....................................................      7,247      202,377
   Yes Bank, Ltd.....................................................    161,542    1,232,640
   Zee Entertainment Enterprises, Ltd................................    355,088    1,244,642
                                                                                 ------------
TOTAL INDIA..........................................................             231,221,823
                                                                                 ------------
INDONESIA -- (3.0%)
   PT Adaro Energy Tbk............................................... 12,163,000    1,724,968
   PT AKR Corporindo Tbk.............................................    545,000      251,086
   PT Astra Agro Lestari Tbk.........................................    317,000      688,751
   PT Astra International Tbk........................................ 18,834,110   15,721,127
   PT Bank Central Asia Tbk..........................................  9,352,500    7,959,524
   PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,299,356
   PT Bank Mandiri Persero Tbk.......................................  7,886,117    6,736,956
   PT Bank Negara Indonesia Persero Tbk..............................  6,723,722    2,682,857
  *PT Bank Pan Indonesia Tbk.........................................  8,354,000      632,304
   PT Bank Rakyat Indonesia Persero Tbk..............................  8,971,000    6,874,553

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
INDONESIA -- (Continued)
  *PT Bank Tabungan Pensiunan Nasional Tbk...........................    749,500 $   412,627
   PT Bayan Resources Tbk............................................     79,500      86,981
   PT Bhakti Investama Tbk...........................................  2,882,500     164,121
   PT Bumi Serpong Damai Tbk.........................................  5,554,500     711,819
   PT Charoen Pokphand Indonesia Tbk.................................  5,893,500   1,908,234
   PT Global Mediacom Tbk............................................  5,250,000   1,240,380
   PT Gudang Garam Tbk...............................................    388,000   1,978,551
   PT Harum Energy Tbk...............................................    621,000     347,286
   PT Holcim Indonesia Tbk...........................................  1,409,000     475,452
   PT Indo Tambangraya Megah Tbk.....................................    295,500   1,244,355
   PT Indocement Tunggal Prakarsa Tbk................................  1,083,000   2,403,839
  *PT Indofood CBP Sukses Makmur Tbk.................................    560,000     415,594
   PT Indofood Sukses Makmur Tbk.....................................  4,001,000   2,367,348
  *PT Indomobil Sukses Internasional Tbk.............................     35,000      18,439
   PT Indosat Tbk....................................................    798,000     538,416
   PT Indosat Tbk ADR................................................      1,674      55,259
  *PT Inovisi Infracom Tbk...........................................     10,000       6,499
   PT Jasa Marga Persero Tbk.........................................  1,362,000     820,210
   PT Kalbe Farma Tbk................................................ 15,180,000   1,529,292
   PT Lippo Karawaci Tbk.............................................  6,850,000     661,035
   PT Mayorah Indah Tbk..............................................     47,500     116,634
   PT Media Nusantara Citra Tbk......................................  2,911,000     853,691
  *PT Panasia Indo Resources Tbk.....................................     75,100       2,385
   PT Perusahaan Gas Negara Persero Tbk..............................  6,978,500   3,365,772
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.............  2,878,500     693,596
   PT Semen Gresik Persero Tbk.......................................  2,453,500   3,793,173
   PT Sinar Mas Agro Resources & Technology Tbk......................  1,116,500     807,707
  *PT Sumber Alfaria Trijaya Tbk.....................................      4,000       2,274
  *PT Surya Citra Media Tbk..........................................  1,172,500     238,040
   PT Tambang Batubara Bukit Asam Persero Tbk........................    639,500   1,060,590
   PT Telekomunikasi Indonesia Persero Tbk...........................  7,835,140   7,957,833
  *PT Tower Bersama Infrastructure Tbk...............................    821,500     426,694
   PT Unilever Indonesia Tbk.........................................  1,417,000   3,832,460
   PT United Tractors Tbk............................................  1,366,696   2,984,183
   PT Vale Indonesia Tbk.............................................  2,957,000     825,258
   PT XL Axiata Tbk..................................................  1,513,500   1,076,680
                                                                                 -----------
TOTAL INDONESIA......................................................             90,994,189
                                                                                 -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd............................................         --           2
  *Koor Industries, Ltd..............................................          1           7
   Osem Investments, Ltd.............................................          1           8
                                                                                 -----------
TOTAL ISRAEL.........................................................                     17
                                                                                 -----------
MALAYSIA -- (3.9%)
   Affin Holdings Berhad.............................................    318,200     353,243
   AirAsia Berhad....................................................  1,110,100   1,101,807
   Alliance Financial Group Berhad...................................  1,021,000   1,362,069
   AMMB Holdings Berhad..............................................  1,358,359   2,840,192
   Axiata Group Berhad...............................................  2,221,275   4,754,199
   Batu Kawan Berhad.................................................     61,600     363,079
   Berjaya Corp. Berhad..............................................    191,400      40,136
   Berjaya Land Berhad...............................................     95,000      25,269
   Berjaya Sports Toto Berhad........................................    709,264   1,033,513
   Boustead Holdings Berhad..........................................    359,386     590,474
   British American Tobacco Malaysia Berhad..........................    109,600   2,271,317
  *Bumi Armada Berhad................................................    244,900     314,704
   CIMB Group Holdings Berhad........................................  3,992,654   9,978,299
   Dialog Group Berhad...............................................  1,046,300     822,626
   DiGi.Com Berhad...................................................  2,913,420   5,069,106
   DRB-Hicom Berhad..................................................    784,000     636,263

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
MALAYSIA -- (Continued)
   Fraser & Neave Holdings Berhad....................................     61,000 $    396,206
   Gamuda Berhad.....................................................  1,485,900    1,757,144
   Genting (Malaysia) Berhad.........................................  2,820,500    3,318,625
   Genting Berhad....................................................  1,994,000    5,778,084
   Genting Plantations Berhad........................................    239,300      704,467
   Hong Leong Bank Berhad............................................    537,760    2,589,088
   Hong Leong Financial Group Berhad.................................    205,729      869,570
   IJM Corp. Berhad..................................................  1,165,260    1,912,504
   IOI Corp. Berhad..................................................  2,999,805    4,973,052
   Kuala Lumpur Kepong Berhad........................................    443,400    3,113,437
   Kulim (Malaysia) Berhad...........................................    460,600      756,262
   Lafarge Malayan Cement Berhad.....................................    259,580      830,689
   Malayan Banking Berhad............................................  2,760,567    8,166,430
   Malaysia Airports Holdings Berhad.................................    254,400      484,949
  *Malaysia Marine and Heavy Engineering Holdings Berhad.............    175,700      277,894
  *Malaysian Airlines System Berhad..................................    696,334      234,766
   Maxis Berhad......................................................  1,579,100    3,605,573
  *MISC Berhad.......................................................  1,391,098    1,932,203
   MMC Corp. Berhad..................................................  1,092,100      932,327
   Nestle (Malaysia) Berhad..........................................    191,600    4,378,323
   Parkson Holdings Berhad...........................................    515,320      818,962
   Petronas Chemicals Group Berhad...................................  2,194,100    4,673,401
   Petronas Dagangan Berhad..........................................    257,600    1,864,319
   Petronas Gas Berhad...............................................    468,300    3,007,830
   PPB Group Berhad..................................................    392,300    1,731,392
   Public Bank Berhad................................................     67,739      353,102
   Public Bank Berhad Foreign Market Shares..........................    989,601    5,157,517
   RHB Capital Berhad................................................    586,478    1,441,420
  *Sapurakencana Petroleum Berhad....................................    938,300      770,925
   Shell Refining Co. Federation of Malaysia Berhad..................    127,200      367,121
   Sime Darby Berhad.................................................  2,342,720    7,514,957
   Telekom Malaysia Berhad...........................................    957,700    1,877,595
   Tenaga Nasional Berhad............................................  2,144,050    4,877,936
  *UEM Land Holdings Berhad..........................................  1,277,737      885,197
   UMW Holdings Berhad...............................................    475,466    1,549,530
   United Plantations Berhad.........................................     33,700      278,384
   YTL Corp. Berhad..................................................  5,406,186    3,097,170
   YTL Power International Berhad....................................  1,480,740      790,847
                                                                                 ------------
TOTAL MALAYSIA.......................................................             119,625,494
                                                                                 ------------
MEXICO -- (5.7%)
   Alfa S.A.B. de C.V. Series A......................................  2,766,000    5,099,377
   America Movil S.A.B. de C.V. Series L............................. 33,690,314   42,736,835
   America Movil S.A.B. de C.V. Series L ADR.........................     22,528      569,733
  #Arca Continental S.A.B. de C.V....................................    349,300    2,534,252
  *Cemex S.A.B. de C.V...............................................    301,238      272,619
  *Cemex S.A.B. de C.V. Sponsored ADR................................  1,144,044   10,342,158
  #Coca-Cola Femsa S.A.B. de C.V. Series L...........................    298,900    3,828,586
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................      1,250      159,887
  #Controladora Comercial Mexicana S.A.B. de C.V. Series B...........    134,556      377,135
  *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B.     15,626        7,876
   El Puerto de Liverpool S.A.B. de C.V. Series C-1..................    123,184    1,103,331
   Fomento Economico Mexicano S.A.B. de C.V..........................  1,901,129   17,135,424
 #*Genomma Lab Internacional S.A.B. de C.V. Series B.................    264,900      528,020
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............      3,339      159,003
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B..........     80,378      385,807
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................     34,897    3,370,003
  #Grupo Bimbo S.A.B. de C.V. Series A...............................  1,538,500    3,580,120
   Grupo Carso S.A.B. de C.V. Series A-1.............................    639,132    2,307,299
   Grupo Comercial Chedraui S.A. de C.V..............................    132,479      357,149
   Grupo Elektra S.A.B. de C.V.......................................     47,746    1,969,058

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
MEXICO -- (Continued)
   Grupo Financiero Banorte S.A.B. de C.V. Series O.................. 1,508,429 $  8,386,561
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.................. 1,863,628    4,951,552
   Grupo Industrial Maseca S.A.B. de C.V. Series B...................   204,746      246,120
   Grupo Mexico S.A.B. de C.V. Series B.............................. 3,579,616   11,476,423
  #Grupo Modelo S.A.B. de C.V. Series C..............................   661,784    5,821,314
  *Grupo Qumma S.A. de C.V. Series B.................................     1,591           22
  #Grupo Televisa S.A.B.............................................. 1,704,800    7,728,496
   Grupo Televisa S.A.B. Sponsored ADR...............................   128,240    2,898,224
  *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
    C.V.............................................................. 2,373,426    4,081,988
 #*Industrias CH S.A.B. de C.V. Series B.............................   134,712      781,790
  #Industrias Penoles S.A.B. de C.V..................................    99,638    4,984,183
  *Inmuebles Carso S.A.B. de C.V. Series B-1.........................       132          103
   Kimberly Clark de Mexico S.A.B. de C.V. Series A.................. 1,823,400    4,419,942
   Mexichem S.A.B. de C.V. Series *..................................   518,325    2,571,041
 #*Minera Frisco S.A.B. de C.V. Series A-1...........................   783,633    3,112,030
  *OHL Mexico S.A.B. de C.V..........................................   124,561      207,380
   Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    3,736,925
  *Savia S.A. de C.V. Series A.......................................   120,000        7,332
  #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,944,929   14,554,572
                                                                                ------------
TOTAL MEXICO.........................................................            176,789,670
                                                                                ------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR................................   143,300    5,124,408
   Credicorp, Ltd....................................................    62,859    8,130,183
                                                                                ------------
TOTAL PERU...........................................................             13,254,591
                                                                                ------------
PHILIPPINES -- (1.1%)
   Aboitiz Equity Ventures, Inc...................................... 1,519,900    1,778,650
   Aboitiz Power Corp................................................ 1,446,200    1,161,589
   Alliance Global Group, Inc........................................ 6,710,300    2,419,850
   Ayala Corp. Series A..............................................   194,815    2,091,246
   Ayala Land, Inc................................................... 4,735,418    2,706,605
   Bank of the Philippine Islands....................................   844,014    1,657,540
  *BDO Unibank, Inc.................................................. 1,519,961    2,358,479
   DMCI Holdings, Inc................................................   588,210      770,290
   Energy Development Corp........................................... 5,710,100      924,528
  *Filipina Water Bottling Corp...................................... 2,006,957           --
  *First Gen Corp....................................................    51,000       27,655
   Globe Telecom, Inc................................................    26,545      733,604
   International Container Terminal Services, Inc....................   723,570    1,245,603
   JG Summit Holdings, Inc...........................................   168,900      135,162
   Jollibee Foods Corp...............................................   354,660      910,027
   Manila Electric Co................................................   168,020    1,138,048
   Metro Bank & Trust Co.............................................   881,923    2,033,577
   Metro Pacific Investments Corp.................................... 7,894,000      792,097
   Philippine Long Distance Telephone Co.............................    42,445    2,724,084
   Robinson's Land Corp. Series B.................................... 1,087,600      501,508
   San Miguel Corp...................................................   413,770    1,094,657
   Security Bank Corp................................................   181,170      711,303
  *Semirara Mining Corp..............................................   112,800      599,371
   SM Investments Corp...............................................   168,010    3,272,470
   SM Prime Holdings, Inc............................................ 4,396,710    1,545,265
   Universal Robina Corp.............................................   879,930    1,534,531
                                                                                ------------
TOTAL PHILIPPINES....................................................             34,867,739
                                                                                ------------
POLAND -- (1.5%)
   Asseco Poland SA..................................................     9,607      120,375
   Bank Handlowy w Warszawie SA......................................    37,967    1,107,950
  *Bank Millennium SA................................................   701,813      929,732
   Bank Pekao SA.....................................................   110,245    5,295,724

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
POLAND -- (Continued)
  *BRE Bank SA.......................................................    13,064 $  1,234,480
   Browary Zywiec SA.................................................    12,621    1,954,692
  *Cyfrowy Polsat SA.................................................    79,369      360,115
   Enea SA...........................................................    48,415      233,926
   Eurocash SA.......................................................    42,530      521,844
  *Getin Noble Bank SA............................................... 1,028,245      537,408
  *Grupa Lotos SA....................................................    38,603      407,889
  *ING Bank Slaski SA................................................    27,713      756,233
  *Jastrzebska Spolka Weglowa SA.....................................     4,815      131,215
  *Kernel Holding SA.................................................    46,175      965,339
   KGHM Polska Miedz SA..............................................   127,397    6,420,166
  *Kredyt Bank SA....................................................    65,825      319,997
   LPP SA............................................................       262      323,862
   Lubelski Wegiel Bogdanka SA.......................................    23,499      884,802
   PGE SA............................................................   599,978    3,255,470
  *Polski Koncern Naftowy Orlen SA...................................   311,446    4,268,576
  *Polskie Gornictwo Naftowe I Gazownictwo SA........................ 1,130,284    1,400,205
   Powszechna Kasa Oszczednosci Bank Polski SA.......................   491,758    5,497,096
   Powszechny Zaklad Ubezpieczen SA..................................    44,325    5,184,981
   Synthos SA........................................................   436,090      727,201
   Tauron Polska Energia SA..........................................   115,622      159,910
   Telekomunikacja Polska SA.........................................   591,537    2,243,168
                                                                                ------------
TOTAL POLAND.........................................................             45,242,356
                                                                                ------------
RUSSIA -- (4.5%)
  *Eurasia Drilling Co., Ltd. GDR....................................    52,125    1,807,256
   Federal Hydrogenerating Co. ADR...................................   954,715    2,274,457
   Gazprom Neft OAO Sponsored ADR....................................       876       21,683
   Gazprom OAO Sponsored ADR......................................... 4,557,577   41,861,317
  *Globaltrans Investment P.L.C. Sponsored GDR.......................    37,715      699,100
   Lukoil OAO Sponsored ADR..........................................   376,321   22,838,291
  *Magnitogorsk Iron & Steel Works Sponsored GDR.....................   127,856      555,073
   Mail.ru Group, Ltd. GDR...........................................    43,846    1,465,318
 #*Mechel Sponsored ADR..............................................   170,001    1,079,506
   MMC Norilsk Nickel JSC ADR........................................   532,268    8,181,242
  *NOMOS-BANK GDR....................................................    28,982      387,068
   Novolipetsk Steel OJSC GDR........................................    83,762    1,586,921
   Novorossiysk Sea Trade Port GDR...................................    33,800      226,689
  *O'Key Group SA GDR................................................     7,099       68,906
  *PIK Group GDR.....................................................    36,593       79,424
   Rosneft OAO GDR................................................... 1,181,607    8,779,692
  *Rostelecom OJSC Sponsored ADR.....................................    20,505      471,720
  *Sberbank of Russia Sponsored ADR.................................. 1,585,492   18,749,162
   Severstal OAO GDR.................................................   148,190    1,799,744
   Tatneft OAO Sponsored ADR.........................................   164,755    6,406,518
   TMK OAO GDR.......................................................    52,030      772,656
   Uralkali OJSC GDR.................................................   216,536    8,512,514
   VimpelCom, Ltd. Sponsored ADR.....................................   403,314    4,444,520
   VTB Bank OJSC GDR................................................. 1,024,422    3,547,722
  *X5 Retail Group NV GDR............................................    67,053    1,275,973
                                                                                ------------
TOTAL RUSSIA.........................................................            137,892,472
                                                                                ------------
SOUTH AFRICA -- (7.4%)
   ABSA Group, Ltd...................................................   365,243    5,855,912
   African Bank Investments, Ltd.....................................   670,424    2,273,567
   African Rainbow Minerals, Ltd.....................................   105,298    2,206,589
  #Anglo American Platinum, Ltd......................................    63,581    2,965,167
  #AngloGold Ashanti, Ltd. Sponsored ADR.............................   331,815   11,275,074
  *ArcelorMittal South Africa, Ltd...................................   236,779      912,815
   Aspen Pharmacare Holdings, Ltd....................................   232,479    4,240,169
  #Assore, Ltd.......................................................    25,939    1,072,674

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       SHARES     VALUE++
                                                                      --------- ------------
SOUTH AFRICA -- (Continued)
   AVI, Ltd..........................................................    28,062 $    185,440
   Barloworld, Ltd...................................................   239,472    1,940,595
   Bidvest Group, Ltd................................................   240,239    5,711,414
   Capitec Bank Holdings, Ltd........................................    25,222      560,461
   Discovery Holdings, Ltd...........................................   357,805    2,289,230
   Exxaro Resources, Ltd.............................................    97,700    1,969,794
   FirstRand, Ltd.................................................... 2,569,186    8,536,168
   Foschini Group, Ltd. (The)........................................   162,399    2,353,370
   Gold Fields, Ltd. Sponsored ADR...................................   640,851    8,017,046
   Growthpoint Properties, Ltd.......................................   764,019    2,083,176
   Harmony Gold Mining Co., Ltd......................................   132,269    1,083,228
   Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569    2,752,023
   Impala Platinum Holdings, Ltd.....................................   482,008    8,687,465
   Imperial Holdings, Ltd............................................   164,782    3,736,305
   Investec, Ltd.....................................................   218,353    1,287,424
  #Kumba Iron Ore, Ltd...............................................    63,653    3,981,538
   Liberty Holdings, Ltd.............................................   155,216    1,799,794
   Life Healthcare Group Holdings, Ltd...............................   666,212    2,511,231
   Massmart Holdings, Ltd............................................    74,393    1,496,469
   Mediclinic International, Ltd.....................................   240,544    1,301,721
   MMI Holdings, Ltd................................................. 1,197,522    2,889,585
   Mondi, Ltd........................................................   116,207    1,260,328
   Mr. Price Group, Ltd..............................................   200,893    3,094,094
   MTN Group, Ltd.................................................... 1,575,988   28,452,821
   Nampak, Ltd.......................................................    99,910      332,923
   Naspers, Ltd. Series N............................................   307,957   19,991,188
   Nedbank Group, Ltd................................................   190,671    3,931,623
   Network Healthcare Holdings, Ltd..................................   811,118    1,676,814
  #Pick'n Pay Stores, Ltd............................................   244,318    1,190,608
   PSG Group, Ltd....................................................    64,012      466,951
   Sanlam, Ltd....................................................... 1,568,615    6,999,364
  *Santam, Ltd.......................................................     4,722       98,206
  *Sappi, Ltd. Sponsored ADR.........................................       800        2,208
   Sasol, Ltd. Sponsored ADR.........................................   536,546   22,754,916
   Shoprite Holdings, Ltd............................................   395,299    8,143,150
   Spar Group, Ltd. (The)............................................   122,791    1,714,463
   Standard Bank Group, Ltd.......................................... 1,007,241   12,437,628
 #*Steinhoff International Holdings, Ltd............................. 1,093,754    3,678,962
   Tiger Brands, Ltd.................................................    92,531    2,942,026
   Truworths International, Ltd......................................   297,934    3,253,822
   Tsogo Sun Holdings, Ltd...........................................   288,868      767,909
   Vodacom Group, Ltd................................................   345,509    4,350,800
   Woolworths Holdings, Ltd..........................................   604,872    4,567,874
                                                                                ------------
TOTAL SOUTH AFRICA...................................................            228,084,122
                                                                                ------------
SOUTH KOREA -- (14.3%)
  #Amorepacific Corp.................................................     3,479    3,953,363
   Amorepacific Group................................................     1,903      820,284
   BS Financial Group, Inc...........................................   143,130    1,620,050
   Cheil Industrial, Inc.............................................    40,171    3,438,874
  *Cheil Worldwide, Inc..............................................    45,180      870,210
  #CJ Cheiljedang Corp...............................................     6,747    2,117,134
   CJ Corp...........................................................    12,499    1,219,090
  *CJ Korea Express Co., Ltd.........................................       442       45,995
   Daelim Industrial Co., Ltd........................................    30,614    2,127,651
 #*Daewoo Engineering & Construction Co., Ltd........................   125,248    1,064,856
  #Daewoo International Corp.........................................    38,863    1,490,815
   Daewoo Securities Co., Ltd........................................   220,281    2,218,157
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    2,351,934
   Dongbu Insurance Co., Ltd.........................................    34,530    1,564,686
   Doosan Corp.......................................................     7,623      880,083

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         SHARES    VALUE++
                                                                         ------- -----------
SOUTH KOREA -- (Continued)
  #Doosan Heavy Industries & Construction Co., Ltd......................  50,399 $ 2,156,061
 #*Doosan Infracore Co., Ltd............................................  85,690   1,262,706
   E-Mart Co., Ltd......................................................  18,626   4,037,227
  #GS Engineering & Construction Corp...................................  32,543   1,828,825
   GS Holdings Corp.....................................................  58,759   3,690,692
   Hana Financial Group, Inc............................................ 201,701   5,867,704
  *Hankook Tire Co., Ltd................................................  66,995   2,825,756
  #Hankook Tire Worldwide Co., Ltd......................................  15,314     197,655
  #Hanwha Chemical Corp.................................................  94,470   1,566,662
   Hanwha Corp..........................................................  45,190   1,289,058
   Hanwha Life Insurance Co., Ltd....................................... 141,910   1,000,195
  #Honam Petrochemical Corp.............................................  11,566   2,363,554
  #Hyundai Department Store Co., Ltd....................................  14,194   1,761,158
   Hyundai Engineering & Construction Co., Ltd..........................  52,362   3,150,288
  #Hyundai Glovis Co., Ltd..............................................   8,941   1,859,348
  *Hyundai Heavy Industries Co., Ltd....................................  39,020   8,177,074
   Hyundai Hysco Co., Ltd...............................................  23,394     934,055
   Hyundai Marine & Fire Insurance Co., Ltd.............................  51,730   1,669,507
 #*Hyundai Merchant Marine Co., Ltd.....................................  31,751     764,026
   Hyundai Mobis........................................................  55,218  14,033,384
   Hyundai Motor Co., Ltd............................................... 130,240  26,766,758
   Hyundai Steel Co.....................................................  58,560   4,207,653
 #*Hyundai Wia Corp.....................................................   8,842   1,425,862
   Industrial Bank of Korea, Ltd........................................ 180,660   1,986,001
  #Kangwon Land, Inc.................................................... 114,660   2,668,642
   KB Financial Group, Inc.............................................. 235,705   8,015,307
   KB Financial Group, Inc. ADR.........................................  73,168   2,491,370
   KCC Corp.............................................................   5,799   1,626,347
  #KEPCO Engineering & Construction Co., Inc............................   5,254     309,072
  *KEPCO Plant Service & Engineering Co., Ltd...........................   3,305     181,525
  #Kia Motors Corp...................................................... 224,568  12,449,986
  *Korea Electric Power Corp............................................ 190,290   4,935,739
  *Korea Exchange Bank.................................................. 323,750   2,243,936
   Korea Gas Corp.......................................................  15,875   1,113,839
   Korea Zinc Co., Ltd..................................................   6,026   2,468,511
  *Korean Air Co., Ltd..................................................  27,415   1,229,233
   KT Corp..............................................................  23,160     786,201
  #KT&G Corp............................................................  96,630   7,353,154
  #Kumho Petro chemical Co., Ltd........................................  10,762   1,055,870
   LG Chemical, Ltd.....................................................  37,273  10,455,811
   LG Corp..............................................................  96,081   5,859,566
  *LG Display Co., Ltd..................................................  11,540     342,478
 #*LG Display Co., Ltd. ADR............................................. 390,619   5,796,786
  #LG Electronics, Inc..................................................  97,300   6,769,342
   LG Household & Healthcare Co., Ltd...................................   6,362   3,736,363
   LG Uplus Corp........................................................ 259,030   1,654,230
  #Lotte Confectionary Co., Ltd.........................................     139     200,139
   Lotte Shopping Co., Ltd..............................................   9,769   3,020,394
  #LS Corp..............................................................   9,875     806,366
 #*Mando Corp...........................................................  10,391   1,368,664
   NCsoft Corp..........................................................  11,526   2,209,637
  #NHN Corp.............................................................  30,603   7,078,787
  #OCI Co., Ltd.........................................................  14,368   2,024,934
   ORION Corp...........................................................   2,446   2,297,126
   POSCO................................................................  50,240  15,793,173
   POSCO ADR............................................................  25,311   1,983,876
  *S1 Corp..............................................................  11,769     709,407
   Samsung C&T Corp..................................................... 101,656   5,521,661
   Samsung Card Co., Ltd................................................  23,720     916,370
  #Samsung Electro-Mechanics Co., Ltd...................................  47,732   4,082,163
   Samsung Electronics Co., Ltd.........................................  71,022  85,229,070

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- ------------
SOUTH KOREA -- (Continued)
   Samsung Electronics Co., Ltd. GDR.................................     49,372 $ 29,919,407
   Samsung Engineering Co., Ltd......................................     23,077    3,012,309
   Samsung Fire & Marine Insurance, Ltd..............................     32,937    7,190,315
   Samsung Heavy Industries Co., Ltd.................................    129,740    3,959,479
   Samsung Life Insurance Co., Ltd...................................     46,732    4,024,674
   Samsung SDI Co., Ltd..............................................     36,298    4,550,378
   Samsung Securities Co., Ltd.......................................     54,656    2,445,088
  #Samsung Techwin Co., Ltd..........................................     27,239    1,424,081
   Shinhan Financial Group Co., Ltd..................................    273,716    9,394,602
   Shinhan Financial Group Co., Ltd. ADR.............................     81,492    2,788,656
  *Shinsegae Co., Ltd................................................      6,575    1,174,894
   SK C&C Co., Ltd...................................................     16,273    1,426,582
   SK Holdings Co., Ltd..............................................     28,989    4,034,895
 #*SK Hynix, Inc.....................................................    377,340    8,590,072
   SK Innovation Co., Ltd............................................     51,889    7,626,985
   SK Networks Co., Ltd..............................................    119,800    1,047,919
   SK Telecom Co., Ltd...............................................      7,048      995,572
  #S-Oil Corp........................................................     38,905    3,557,533
   Woongjin Coway Co., Ltd...........................................     37,470    1,365,186
   Woori Finance Holdings Co., Ltd...................................    336,530    3,176,898
   Woori Investment & Securities Co., Ltd............................    106,990    1,032,890
                                                                                 ------------
TOTAL SOUTH KOREA....................................................             440,127,881
                                                                                 ------------
TAIWAN -- (10.6%)
 #*Acer, Inc.........................................................  2,794,040    2,156,855
   Advanced Semiconductor Engineering, Inc...........................  5,256,922    3,967,033
   Advanced Semiconductor Engineering, Inc. ADR......................     77,739      295,408
   Advantech Co., Ltd................................................    221,200      764,264
  #Asia Cement Corp..................................................  2,095,846    2,610,168
  #Asustek Computer, Inc.............................................    575,180    6,153,527
 #*AU Optronics Corp.................................................  4,551,873    1,723,204
 #*AU Optronics Corp. Sponsored ADR..................................    295,728    1,117,852
   Catcher Technology Co., Ltd.......................................    471,429    2,046,149
  #Cathay Financial Holdings Co., Ltd................................  5,968,301    5,984,300
   Chang Hwa Commercial Bank.........................................  3,218,723    1,622,457
   Cheng Shin Rubber Industry Co., Ltd...............................  1,595,753    4,015,751
   Cheng Uei Precision Industry Co., Ltd.............................    384,109      849,511
   Chicony Electronics Co., Ltd......................................    425,806      933,438
 #*Chimei Innolux Corp...............................................  6,039,341    2,249,273
  *China Airlines, Ltd...............................................  2,710,536    1,056,889
  *China Development Financial Holding Corp..........................  9,666,121    2,157,327
  *China Life Insurance Co., Ltd.....................................  1,697,401    1,321,745
  #China Motor Corp..................................................    649,000      581,618
  #China Petrochemical Development Corp..............................  1,583,500    1,099,398
   China Steel Chemical Corp.........................................    111,000      482,583
  #China Steel Corp..................................................  9,995,481    8,582,883
   Chinatrust Financial Holdings Co., Ltd............................ 10,406,959    5,728,480
   Chunghwa Telecom Co., Ltd.........................................    428,000    1,339,166
  #Chunghwa Telecom Co., Ltd. ADR....................................    226,956    7,053,792
   Clevo Co., Ltd....................................................     63,000       82,276
   Compal Electronics, Inc...........................................  4,252,541    2,674,920
   CTCI Corp.........................................................    459,000      912,095
  #Delta Electronics, Inc............................................  1,683,366    5,742,126
  #E Ink Holdings, Inc...............................................    767,000      616,954
  #E.Sun Financial Holding Co., Ltd..................................  4,629,047    2,316,511
  #Epistar Corp......................................................    841,000    1,335,980
  *Eva Airways Corp..................................................  1,344,600      779,428
  *Evergreen Marine Corp., Ltd.......................................  1,868,249      961,557
  #Far Eastern Department Stores Co., Ltd............................    891,634      838,091
   Far Eastern New Century Corp......................................  3,261,192    3,371,589
   Far EasTone Telecommunications Co., Ltd...........................  1,264,000    2,917,757

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- -----------
TAIWAN -- (Continued)
   Farglory Land Development Co., Ltd................................    342,229 $   575,873
   First Financial Holding Co., Ltd..................................  6,525,415   3,702,116
   Formosa Chemicals & Fiber Co., Ltd................................  2,923,445   6,918,184
   Formosa International Hotels Corp.................................     28,600     305,540
   Formosa Petrochemical Corp........................................    903,000   2,624,788
   Formosa Plastics Corp.............................................  3,709,648  10,098,181
   Formosa Taffeta Co., Ltd..........................................    848,000     746,909
   Foxconn Technology Co., Ltd.......................................    690,369   2,393,970
   Fubon Financial Holding Co., Ltd..................................  5,408,233   5,540,915
   Giant Manufacturing Co., Ltd......................................    225,506   1,164,781
  *Gourmet Master Co., Ltd...........................................     33,000     233,706
   Highwealth Construction Corp......................................    354,000     515,625
  #Hiwin Technologies Corp...........................................    141,100     906,172
  #Hon Hai Precision Industry Co., Ltd...............................  8,047,506  24,400,340
  #Hotai Motor Co., Ltd..............................................    235,000   1,671,375
  #HTC Corp..........................................................    612,235   4,417,991
   Hua Nan Financial Holding Co., Ltd................................  5,749,170   3,017,782
 #*Inotera Memories, Inc.............................................  1,642,000     222,666
   Inventec Corp.....................................................  2,430,551     830,464
  #Kinsus Interconnect Technology Corp...............................    260,000     713,359
  #Largan Precision Co., Ltd.........................................     81,860   1,741,018
   LCY Chemical Corp.................................................    395,123     408,041
   Lite-On Technology Corp...........................................  1,980,910   2,520,151
   Lung Yen Life Service Corp........................................    101,000     311,723
  #Macronix International Co., Ltd...................................  4,110,218   1,067,820
  #Media Tek, Inc....................................................    801,995   8,896,431
   Mega Financial Holding Co., Ltd...................................  6,588,000   4,785,478
   Merida Industry Co., Ltd..........................................    162,750     623,378
   Nan Ya Plastic Corp...............................................  4,377,564   7,709,986
  #Nan Ya Printed Circuit Board Corp.................................    206,968     237,322
  #Nankang Rubber Tire Co., Ltd......................................    448,782     518,380
   Novatek Microelectronics Corp.....................................    419,000   1,575,829
  #Oriental Union Chemical Corp......................................    456,000     483,437
  *Pegatron Corp.....................................................  1,674,345   2,110,956
   Phison Electronics Corp...........................................    103,000     790,204
   Pou Chen Corp.....................................................  2,386,487   2,412,580
   Powertech Technology, Inc.........................................    619,819     961,533
   President Chain Store Corp........................................    535,831   2,648,162
   Quanta Computer, Inc..............................................  2,120,000   4,838,432
  #Radiant Opto-Electronics Corp.....................................    351,360   1,459,337
   Realtek Semiconductor Corp........................................    291,000     547,082
  #Ruentex Development Co., Ltd......................................    523,000     875,924
   Ruentex Industries, Ltd...........................................    374,937     844,669
  *ScinoPharm Taiwan, Ltd............................................    214,000     416,740
   Senao International Co., Ltd......................................     67,000     217,931
  *Shin Kong Financial Holding Co., Ltd..............................  6,325,344   1,636,310
  #Siliconware Precision Industries Co...............................  2,179,324   2,117,715
   Siliconware Precision Industries Co. Sponsored ADR................     60,200     288,960
  #Simplo Technology Co., Ltd........................................    224,000   1,104,790
   SinoPac Financial Holdings Co., Ltd...............................  6,815,992   2,633,604
   Standard Foods Taiwan, Ltd........................................    212,160     543,157
   Synnex Technology International Corp..............................  1,019,756   2,155,564
   Taishin Financial Holdings Co., Ltd...............................  6,602,981   2,358,746
  *Taiwan Business Bank..............................................  3,452,338     959,542
   Taiwan Cement Corp................................................  2,650,720   3,394,130
   Taiwan Cooperative Financial Holding, Ltd.........................  4,163,539   2,164,402
   Taiwan FamilyMart Co., Ltd........................................     16,000      76,142
  #Taiwan Fertilizer Co., Ltd........................................    631,000   1,501,720
  #Taiwan Glass Industry Corp........................................  1,136,253   1,085,757
   Taiwan Mobile Co., Ltd............................................  1,340,300   4,675,777
   Taiwan Semiconductor Manufacturing Co., Ltd....................... 20,007,808  60,964,986

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- ------------
TAIWAN -- (Continued)
   Teco Electric & Machinery Co., Ltd................................  1,854,000 $  1,258,807
   Transcend Information, Inc........................................    176,181      442,832
   Tripod Technology Corp............................................    401,870      775,944
   TSRC Corp.........................................................    450,300      918,615
   U-Ming Marine Transport Corp......................................    551,860      836,172
   Unimicron Technology Corp.........................................  1,378,896    1,408,883
   Uni-President Enterprises Corp....................................  3,842,090    6,782,867
   United Microelectronics Corp...................................... 12,235,000    4,536,671
   USI Corp..........................................................    573,700      431,612
  *Vanguard International Semiconductor Corp.........................    517,000      334,910
  *Walsin Lihwa Corp.................................................  3,329,000      910,147
  *Wan Hai Lines Co., Ltd............................................    953,800      466,264
  *Wintek Corp.......................................................  1,832,760      723,114
   Wistron Corp......................................................  1,837,947    1,763,145
   WPG Holdings, Ltd.................................................  1,248,869    1,506,330
  *Yang Ming Marine Transport Corp...................................  1,741,300      678,982
   Yuanta Financial Holding Co., Ltd.................................  6,823,577    3,079,254
  #Yulon Motor Co., Ltd..............................................    879,000    1,530,982
                                                                                 ------------
TOTAL TAIWAN.........................................................             324,492,469
                                                                                 ------------
THAILAND -- (2.6%)
   Advance Info Service PCL (Foreign)................................    946,200    6,097,047
   Airports of Thailand PCL (Foreign)................................    372,200      995,772
   Bangkok Bank PCL (Foreign)........................................    329,000    1,942,871
   Bangkok Bank PCL (Foreign) NVDR...................................    435,100    2,512,649
   Bangkok Dusit Medical Services PCL (Foreign)......................    428,300    1,488,220
   Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800      600,736
   Bank of Ayudhya PCL (Foreign).....................................  2,590,200    2,535,269
   Banpu PCL (Foreign)...............................................    109,250    1,425,775
   BEC World PCL (Foreign)...........................................    645,300    1,242,176
   Big C Supercenter PCL (Foreign)...................................     24,600      152,496
   Big C Supercenter PCL (Foreign) NVDR..............................    178,400    1,091,354
   Bumrungrad Hospital PCL (Foreign).................................    170,800      422,124
   Central Pattana PCL (Foreign).....................................    575,600    1,333,364
   Charoen Pokphand Foods PCL (Foreign)..............................  2,655,800    3,054,387
   CP ALL PCL (Foreign)..............................................  2,829,000    3,668,931
   Electricity Generating PCL (Foreign)..............................    149,800      640,254
   Glow Energy PCL (Foreign).........................................    309,000      720,832
   Home Product Center PCL (Foreign).................................  2,012,280      748,450
   IRPC PCL (Foreign)................................................  8,859,600    1,242,946
   Kasikornbank PCL (Foreign)........................................  1,146,600    6,733,703
   Krung Thai Bank PCL (Foreign).....................................  5,908,587    3,489,247
   Land & Houses PCL (Foreign) NVDR..................................  3,235,600      907,868
  *Minor International PCL (Foreign).................................  1,073,600      641,007
   PTT Exploration & Production PCL (Foreign)........................    865,800    4,689,161
   PTT Exploration & Production PCL (Foreign) NVDR...................     54,700      296,254
   PTT Global Chemical PCL (Foreign).................................  1,669,872    3,323,399
   PTT PCL (Foreign).................................................    794,900    8,247,250
   Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300      918,440
  *Robinson Department Store PCL (Foreign)...........................    317,500      629,303
   Siam Cement PCL (Foreign) (The)...................................    124,800    1,693,860
   Siam Cement PCL (Foreign) NVDR (The)..............................    121,400    1,481,357
   Siam City Cement PCL (Foreign)....................................     94,913    1,319,182
   Siam Commercial Bank PCL (Foreign)................................    984,466    5,171,257
   Siam Makro PCL (Foreign)..........................................     68,600    1,029,560
  *Thai Airways International PCL (Foreign)..........................    108,100       81,472
   Thai Oil PCL (Foreign)............................................    669,200    1,457,393
   Thai Union Frozen Products PCL (Foreign)..........................    360,860      847,697
   TMB Bank PCL (Foreign)............................................ 19,864,000    1,192,488
   Total Access Communication PCL (Foreign)..........................    214,100      607,723
   Total Access Communication PCL (Foreign) NVDR.....................    441,400    1,249,313

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES      VALUE++
                                                                      --------- --------------
THAILAND -- (Continued)
  *True Corp. PCL (Foreign).......................................... 4,282,600 $      712,602
                                                                                --------------
TOTAL THAILAND.......................................................               78,635,189
                                                                                --------------
TURKEY -- (1.8%)
   Akbank T.A.S...................................................... 1,366,292      6,592,333
   Anadolu Efes Biracilik ve Malt Sanayi A.S.........................   206,111      3,095,828
   Arcelik A.S.......................................................   223,462      1,476,910
   Aselsan Elektronik Sanayi Ve Ticaret A.S..........................    84,683        320,451
   BIM BirlesikMagazalar A.S.........................................    72,827      3,383,128
   Coca-Cola Icecek A.S..............................................    45,013        874,636
  *Dogan Sirketler Grubu Holding A.S.................................         1             --
  *Dogan Yayin Holding A.S...........................................         1             --
   Enka Insaat ve Sanayi A.S.........................................   308,554        819,441
   Eregli Demir ve Celik Fabrikalari T.A.S...........................   873,611      1,038,050
   Ford Otomotiv Sanayi A.S..........................................    74,222        761,340
   KOC Holding A.S. Series B.........................................   789,123      3,707,446
   Koza Altin Isletmeleri A.S........................................    33,500        729,926
  *Migros Ticaret A.S................................................    33,309        353,898
   Petkim Petrokimya Holding A.S.....................................   380,618        435,367
   TAV Havalimanlari Holding A.S.....................................   122,935        610,558
   Tekfen Holding A.S................................................   190,435        689,096
   Tofas Turk Otomobil Fabrikasi A.S.................................    97,163        542,427
   Tupras Turkiye Petrol Rafinerileri A.S............................   120,082      2,936,974
  *Turk Hava Yollari A.S.............................................   924,662      2,141,806
   Turk Telekomunikasyon A.S.........................................   375,345      1,467,147
  *Turkcell Iletisim Hizmetleri A.S..................................   426,492      2,605,681
  *Turkcell Iletisim Hizmetleri A.S. ADR.............................    73,838      1,121,599
   Turkiye Garanti Bankasi A.S....................................... 1,830,798      8,747,483
   Turkiye Halk Bankasi A.S..........................................   234,311      2,067,215
   Turkiye Is Bankasi A.S............................................ 1,484,267      5,053,928
   Turkiye Sise ve Cam Fabrikalari A.S...............................   679,332        993,163
   Turkiye Vakiflar Bankasi T.A.O....................................   719,719      1,695,303
   Ulker Biskuvi Sanayi A.S..........................................     1,859          8,434
  *Yapi ve Kredi Bankasi A.S.........................................   764,565      1,963,849
                                                                                --------------
TOTAL TURKEY.........................................................               56,233,417
                                                                                --------------
TOTAL COMMON STOCKS..................................................            2,699,693,163
                                                                                --------------
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   AES Tiete SA......................................................    71,898        816,665
   Banco Bradesco SA................................................. 1,656,632     26,100,896
   Banco do Estado do Rio Grande do Sul SA...........................   155,700      1,230,391
   Braskem SA Preferred Series A.....................................    73,800        487,628
  #Braskem SA Sponsored ADR..........................................   153,394      2,006,394
   Centrais Eletricas Brasileiras SA Preferred Series B..............    72,700        578,078
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A
    Sponsored ADR....................................................    95,430      4,460,398
   Cia de Bebidas das Americas SA....................................       415         16,959
   Cia de Bebidas das Americas SA ADR................................   622,039     25,372,971
   Cia de Transmissao de Energia Eletrica Paulista SA Series A.......    30,889        495,033
   Cia Energetica de Minas Gerais SA.................................   364,776      4,364,276
   Cia Energetica de Sao Paulo SA Preferred Series B.................   117,010      1,051,393
   Cia Paranaense de Energia SA Series B.............................    16,600        245,193
   Cia Paranaense de Energia SA Sponsored ADR Series A...............    55,300        816,228
   Empresa Nasional de Comercio Redito e Participacoes SA............       380          7,669
   Gerdau SA.........................................................   836,068      7,306,667
   Gerdau SA Sponsored ADR...........................................     9,025         79,330
   Itau Unibanco Holding SA.......................................... 1,765,700     25,819,793
   Itau Unibanco Holding SA ADR......................................   153,946      2,244,533
   Klabin SA.........................................................   663,777      3,898,899
   Lojas Americanas SA...............................................   304,167      2,545,894
   Oi SA.............................................................   463,558      1,857,840

THE EMERGING MARKETS SERIES
CONTINUED


                                                                    SHARES       VALUE++
                                                                  ----------- --------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA........................................     106,500 $    1,090,667
   Petroleo Brasilerio SA ADR....................................   1,711,000     35,126,830
   Telefonica Brasil SA..........................................     232,784      5,157,569
   Ultrapar Participacoes SA Sponsored ADR.......................     254,308      5,297,236
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A.....     609,817      2,945,425
   Vale SA (2257127).............................................   1,412,691     25,283,138
  *Vale SA (B011X91).............................................      81,160          3,556
  #Vale SA Sponsored ADR.........................................     265,000      4,714,350
                                                                              --------------
TOTAL BRAZIL.....................................................                191,421,899
                                                                              --------------
CHILE -- (0.2%)
  *Embotelladora Andina SA Preferred Series B....................       9,255         58,504
   Sociedad Quimica y Minera de Chile SA Sponsored ADR...........      91,271      5,280,027
                                                                              --------------
TOTAL CHILE......................................................                  5,338,531
                                                                              --------------
COLOMBIA -- (0.0%)
  *Banco Davivienda SA...........................................      18,546        229,222
   Grupo Aval Acciones y Valores.................................      84,928         60,273
   Grupo de Inversiones Suramericana SA..........................       3,000         61,449
                                                                              --------------
TOTAL COLOMBIA...................................................                    350,944
                                                                              --------------
TOTAL PREFERRED STOCKS...........................................                197,111,374
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
  *Capitec Bank Holdings, Ltd. Rights 11/09/12...................       3,531         13,007
                                                                              --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)       VALUE+
                                                                  ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@ DFA Short Term Investment Fund..............................  15,125,324    175,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
     11/01/12 (Collateralizedby FNMA 4.000%, 05/01/42 & 5.000%,
     01/01/39, valued at $450,637) to be repurchased at $441,806. $       442        441,801
                                                                              --------------
TOTAL SECURITIES LENDING COLLATERAL..............................                175,441,801
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,006,449,577)                           $3,072,259,345
                                                                              ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                       SHARES      VALUE+
                                                                      --------- ------------
COMMON STOCKS -- (95.0%)
Consumer Discretionary -- (18.8%)
  *1-800-FLOWERS.COM, Inc. Class A...................................    47,037 $    170,744
   A.H. Belo Corp. Class A...........................................     2,236       11,180
 #*ALCO Stores, Inc..................................................       700        6,944
  #American Greetings Corp. Class A..................................    62,335    1,070,292
  *America's Car-Mart, Inc...........................................     1,104       46,213
  *Arctic Cat, Inc...................................................    18,032      654,021
  *Ascent Capital Group, Inc. Class A................................     8,564      509,130
  #Autoliv, Inc......................................................     9,404      541,670
  *Ballantyne Strong, Inc............................................    16,433       66,225
 #*Barnes & Noble, Inc...............................................    26,500      446,260
   Bassett Furniture Industries, Inc.................................     2,900       33,263
 #*Beasley Broadcast Group, Inc. Class A.............................     9,471       46,029
 #*Beazer Homes USA, Inc.............................................    12,516      206,389
   bebe stores, Inc..................................................    24,465       99,083
   Belo Corp. Class A................................................    58,727      439,278
  #Best Buy Co., Inc.................................................   197,800    3,008,538
   Big 5 Sporting Goods Corp.........................................     8,301       74,128
  *Biglari Holdings, Inc.............................................     1,657      585,932
  *Bluegreen Corp....................................................    13,073       77,523
   Bob Evans Farms, Inc..............................................    52,387    1,994,373
   Bon-Ton Stores, Inc. (The)........................................     2,986       36,668
 #*Books-A-Million, Inc..............................................    16,487       48,637
 #*Boyd Gaming Corp..................................................    25,600      157,952
   Brown Shoe Co., Inc...............................................    74,697    1,178,719
  *Build-A-Bear Workshop, Inc........................................    26,974       96,837
 #*Cabela's, Inc.....................................................    53,051    2,377,215
  *Cache, Inc........................................................    19,581       53,848
   Callaway Golf Co..................................................   128,624      702,287
  *Cambium Learning Group, Inc.......................................    37,733       34,337
   Canterbury Park Holding Corp......................................     2,755       27,688
  #Carnival Corp.....................................................   489,649   18,547,904
   Carriage Services, Inc............................................    20,916      222,337
  *Casual Male Retail Group, Inc.....................................    12,931       49,914
  *Cavco Industries, Inc.............................................     6,960      336,446
   CBS Corp. Class A.................................................    28,712      933,140
   CBS Corp. Class B.................................................   276,866    8,970,458
   Christopher & Banks Corp..........................................    58,754      183,312
   Churchill Downs, Inc..............................................     8,167      533,550
  *Coast Distribution System, Inc. (The).............................       547        1,078
   Comcast Corp. Class A............................................. 3,570,978  133,947,385
   Comcast Corp. Special Class A..................................... 1,432,185   52,188,821
 #*Conn's, Inc.......................................................    25,450      644,648
   Core-Mark Holding Co., Inc........................................    24,059    1,151,704
 #*Corinthian Colleges, Inc..........................................    29,915       81,668
   CSS Industries, Inc...............................................    13,050      262,305
   Culp, Inc.........................................................    10,036      126,855
  *Cybex International, Inc..........................................    29,063       71,786
  #D.R. Horton, Inc..................................................   208,125    4,362,300
  *dELiA*s, Inc......................................................    22,143       29,229
  *Delta Apparel, Inc................................................     7,832      118,576
   Destination Maternity Corp........................................     2,583       48,974
  #Dillard's, Inc. Class A...........................................   120,300    9,263,100
  *Discovery Communications, Inc. Class B............................     3,762      227,262
  *Discovery Communications, Inc. Class C............................     5,089      278,775
  *Dixie Group, Inc. (The)...........................................    11,800       46,728
 #*Dorman Products, Inc..............................................    20,712      632,752
   Dover Downs Gaming & Entertainment, Inc...........................     5,935       14,125
  *Dover Motorsports, Inc............................................    15,098       22,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        SHARES    VALUE+
                                                                        ------- -----------
Consumer Discretionary -- (Continued)
 #*DreamWorks Animation SKG, Inc. Class A..............................  46,429 $   945,759
  *E.W. Scripps Co. Class A (The)......................................  41,061     435,657
 #*Education Management Corp...........................................  14,803      47,074
   Educational Development Corp........................................   1,679       6,649
   Escalade, Inc.......................................................     377       1,960
  *Exide Technologies..................................................  12,523      38,195
  *Federal-Mogul Corp..................................................  38,585     290,931
  *Fisher Communications, Inc..........................................   9,042     228,220
 #*Flanigan's Enterprises, Inc.........................................     865       6,340
   Flexsteel Industries, Inc...........................................   2,068      41,629
   Foot Locker, Inc.................................................... 120,973   4,052,595
   Fred's, Inc. Class A................................................  45,730     619,641
   Frisch's Restaurants, Inc...........................................     600      10,728
  *Fuel Systems Solutions, Inc.........................................   9,636     156,778
  *Full House Resorts, Inc.............................................   2,574       8,108
  *Gaiam, Inc. Class A.................................................   5,988      19,701
  #GameStop Corp. Class A.............................................. 104,752   2,391,488
   Gaming Partners International Corp..................................     800       5,000
  #Gannett Co., Inc.................................................... 119,639   2,021,899
 #*General Motors Co................................................... 674,707  17,205,028
  *Genesco, Inc........................................................   6,456     369,929
  *G-III Apparel Group, Ltd............................................   1,807      66,787
  *Gray Television, Inc................................................   5,550      11,821
  #Group 1 Automotive, Inc.............................................  57,936   3,592,611
  *Hallwood Group, Inc. (The)..........................................     296       1,909
   Harte-Hanks, Inc....................................................  12,006      66,873
  *Hastings Entertainment, Inc.........................................     400         800
   Haverty Furniture Cos., Inc.........................................  33,479     502,520
  *Helen of Troy, Ltd..................................................  64,389   1,945,836
 #*hhgregg, Inc........................................................  36,388     219,784
  *Hollywood Media Corp................................................  19,037      25,319
   Hooker Furniture Corp...............................................  14,814     202,063
   Hot Topic, Inc......................................................   4,456      38,322
  *Hyatt Hotels Corp. Class A..........................................  12,101     441,686
 #*Iconix Brand Group, Inc.............................................  95,618   1,769,889
   International Speedway Corp. Class A................................  24,844     633,522
  *Isle of Capri Casinos, Inc..........................................  15,434      93,839
  #J.C. Penney Co., Inc................................................ 206,990   4,969,830
  #JAKKS Pacific, Inc..................................................  13,103     169,160
   Jarden Corp......................................................... 108,050   5,380,890
  *Johnson Outdoors, Inc. Class A......................................  15,588     304,122
   Jones Group, Inc. (The)............................................. 103,143   1,218,119
  *Journal Communications, Inc. Class A................................  77,674     435,751
   KB Home.............................................................  30,800     492,184
  *Kid Brands, Inc.....................................................  10,476      18,962
 #*K-Swiss, Inc. Class A...............................................   1,039       2,369
  *Lakeland Industries, Inc............................................  11,757      71,718
  *La-Z-Boy, Inc.......................................................  58,432     947,767
  *LeapFrog Enterprises, Inc...........................................   2,499      22,091
 #*Lee Enterprises, Inc................................................  38,128      56,429
  #Lennar Corp. Class A................................................ 224,100   8,397,027
   Lennar Corp. Class B Voting.........................................   7,868     223,294
  *Liberty Interactive Corp. Class A................................... 882,463  17,649,260
  *Liberty Interactive Corp. Class B...................................  35,706     698,766
  *Liberty Media Corp. - Liberty Capital Class A.......................  96,382  10,763,010
  *Liberty Media Corp. - Liberty Capital Class B.......................   7,622     832,322
  *Liberty Ventures Series A...........................................  38,401   2,185,401
  *Liberty Ventures Series B...........................................   1,785      93,677
   Lifetime Brands, Inc................................................  16,635     184,648
   Lithia Motors, Inc. Class A.........................................  34,933   1,194,709
 #*Live Nation Entertainment, Inc...................................... 145,347   1,329,925

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Consumer Discretionary -- (Continued)
   Lowe's Cos., Inc..................................................   188,546 $ 6,105,119
  *Luby's, Inc.......................................................    44,483     284,246
  *M/I Homes, Inc....................................................    37,930     843,942
   Mac-Gray Corp.....................................................    13,366     173,758
   Macy's, Inc.......................................................     2,016      76,749
  *Madison Square Garden Co. Class A (The)...........................    29,558   1,216,607
   Marcus Corp.......................................................    28,765     313,538
  *MarineMax, Inc....................................................    25,977     213,791
  *Martha Stewart Living Omnimedia Class A...........................    12,239      35,371
 #*McClatchy Co. Class A (The).......................................    58,519     166,779
   MDC Holdings, Inc.................................................    18,400     703,616
 #*Media General, Inc. Class A.......................................    25,196     105,823
   Men's Wearhouse, Inc. (The).......................................    52,860   1,733,279
  #Meredith Corp.....................................................    32,676   1,093,666
  *Meritage Homes Corp...............................................    28,156   1,041,209
  *MGM Resorts International.........................................   251,100   2,588,841
  *Mohawk Industries, Inc............................................    98,740   8,241,828
  *Monarch Casino & Resort, Inc......................................     2,661      24,268
 #*Motorcar Parts of America, Inc....................................    11,374      53,458
   Movado Group, Inc.................................................    36,900   1,169,361
  *MTR Gaming Group, Inc.............................................    24,536      85,631
  *Multimedia Games Holding Co., Inc.................................    26,639     423,560
   NACCO Industries, Inc. Class A....................................     6,123     310,069
  *Nautilus, Inc.....................................................     1,532       4,305
  *Navarre Corp......................................................       336         568
  *New Frontier Media, Inc...........................................    20,483      41,376
  *New York & Co., Inc...............................................     7,626      25,700
  #News Corp. Class A................................................ 1,631,529  39,026,174
   News Corp. Class B................................................   621,962  15,150,994
  *Office Depot, Inc.................................................    39,945      99,064
   OfficeMax, Inc....................................................    32,198     236,655
 #*Orchard Supply Hardware Stores Corp. Class A......................     5,557      69,018
  *Orient-Express Hotels, Ltd. Class A...............................    78,398     919,609
   Outdoor Channel Holdings, Inc.....................................    35,808     259,966
 #*Pacific Sunwear of California, Inc................................    48,428      82,328
 #*Penn National Gaming, Inc.........................................    63,446   2,565,122
   Penske Automotive Group, Inc......................................    43,845   1,341,657
   Pep Boys - Manny, Moe & Jack (The)................................    69,700     696,303
  *Perfumania Holdings, Inc..........................................       541       3,078
  *Perry Ellis International, Inc....................................    23,892     493,131
  *Pinnacle Entertainment, Inc.......................................    71,930     917,827
  *PulteGroup, Inc...................................................   143,221   2,483,452
   PVH Corp..........................................................    31,964   3,515,720
  *Quiksilver, Inc...................................................    74,010     236,832
 #*Radio One, Inc. Class D...........................................    14,255      12,117
  #RadioShack Corp...................................................    90,200     202,048
  *Red Lion Hotels Corp..............................................    18,401     121,263
  *Red Robin Gourmet Burgers, Inc....................................    31,175   1,041,245
   Regis Corp........................................................    65,192   1,086,099
   Rent-A-Center, Inc................................................    78,435   2,614,239
  *Rick's Cabaret International, Inc.................................    13,375     109,809
  *Rocky Brands, Inc.................................................    10,329     124,051
   Royal Caribbean Cruises, Ltd......................................   322,500  10,858,575
  *Ruby Tuesday, Inc.................................................    64,362     464,694
 #*Ryman Hospitality Properties......................................    45,753   1,784,825
  *Saga Communications, Inc. Class A.................................     6,520     276,578
 #*Saks, Inc.........................................................   105,202   1,081,477
   Salem Communications Corp. Class A................................    12,746      75,966
   Scholastic Corp...................................................    34,600   1,141,454
  *Scientific Games Corp. Class A....................................    41,635     342,656
  *Sears Canada, Inc.................................................    48,227     524,131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Discretionary -- (Continued)
 #*Sears Holdings Corp...............................................   112,601 $  7,056,705
   Service Corp. International.......................................   277,569    3,897,069
   Shiloh Industries, Inc............................................    24,793      282,144
   Shoe Carnival, Inc................................................    33,450      782,061
  *Skechers U.S.A., Inc. Class A.....................................    49,610      823,526
   Spartan Motors, Inc...............................................    24,675      115,972
   Speedway Motorsports, Inc.........................................    52,382      853,827
  *Sport Chalet, Inc. Class A........................................       875        1,278
  *Sport Chalet, Inc. Class B........................................       299          499
   Stage Stores, Inc.................................................    60,550    1,483,475
   Standard Motor Products, Inc......................................    37,342      701,283
  *Stanley Furniture Co., Inc........................................    16,198       75,321
  #Staples, Inc......................................................   497,525    5,729,000
  *Stein Mart, Inc...................................................    25,015      196,618
  *Steinway Musical Instruments, Inc.................................    14,858      358,672
  #Stewart Enterprises, Inc. Class A.................................    85,569      664,871
   Strattec Security Corp............................................     5,556      126,232
   Superior Industries International, Inc............................    44,353      757,993
   Superior Uniform Group, Inc.......................................     8,978      105,312
  *Systemax, Inc.....................................................    11,951      130,744
  *Tandy Brands Accessories, Inc.....................................     7,878       11,896
   Tandy Leather Factory, Inc........................................       500        2,650
   Time Warner Cable, Inc............................................   693,942   68,776,592
   Time Warner, Inc.................................................. 1,534,860   66,689,667
  *Toll Brothers, Inc................................................   203,299    6,710,900
  *Trans World Entertainment Corp....................................     5,781       19,655
  *Tuesday Morning Corp..............................................    60,500      361,185
  *Unifi, Inc........................................................    43,422      609,211
  #Vail Resorts, Inc.................................................    11,600      658,648
  *VOXX International Corp...........................................    37,868      235,539
   Walt Disney Co. (The).............................................    26,220    1,286,615
  #Washington Post Co. Class B (The).................................     5,780    1,927,688
   Wendy's Co. (The).................................................   244,750    1,045,082
  *West Marine, Inc..................................................    27,355      282,851
  *Wet Seal, Inc. Class A (The)......................................    17,331       49,567
   Whirlpool Corp....................................................    30,049    2,935,186
  *WMS Industries, Inc...............................................    41,662      684,507
   Wyndham Worldwide Corp............................................   262,116   13,210,646
  *Zale Corp.........................................................     2,242       16,098
                                                                                ------------
Total Consumer Discretionary.........................................            650,948,601
                                                                                ------------
Consumer Staples -- (7.6%)
   Alico, Inc........................................................       960       30,134
  *Alliance One International, Inc...................................    44,074      133,985
   Andersons, Inc. (The).............................................    18,233      716,192
   Archer-Daniels-Midland Co.........................................   813,476   21,833,696
   B&G Foods, Inc....................................................     4,883      147,808
   Beam, Inc.........................................................   131,553    7,309,085
   Bunge, Ltd........................................................   121,368    8,620,769
   CCA Industries, Inc...............................................     8,323       36,205
  *Central Garden & Pet Co...........................................    32,000      354,560
  *Central Garden & Pet Co. Class A..................................    60,653      683,559
  *Chiquita Brands International, Inc................................    63,990      461,368
  *Constellation Brands, Inc. Class A................................   249,042    8,801,144
  *Constellation Brands, Inc. Class B................................    12,715      451,001
  *Craft Brew Alliance, Inc..........................................    11,669       88,451
  #CVS Caremark Corp................................................. 1,510,745   70,098,568
 #*Dole Food Co., Inc................................................    19,567      246,349
  *Farmer Bros. Co...................................................    10,645      103,576
  #Fresh Del Monte Produce, Inc......................................    39,780    1,001,263
   Griffin Land & Nurseries, Inc.....................................     1,500       38,925

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Staples -- (Continued)
  *Hain Celestial Group, Inc. (The)..................................    43,646 $  2,522,739
   Ingles Markets, Inc. Class A......................................    14,812      239,954
   Ingredion, Inc....................................................    62,117    3,817,711
   J.M. Smucker Co. (The)............................................   108,204    9,266,591
  *John B. Sanfilippo & Son, Inc.....................................     9,100      153,062
  *Kraft Foods Group, Inc............................................   693,699   31,549,431
  *Mannatech, Inc....................................................       717        3,485
   MGP Ingredients, Inc..............................................     4,788       16,902
   Molson Coors Brewing Co. Class A..................................     1,908       83,189
  #Molson Coors Brewing Co. Class B..................................   190,750    8,228,955
   Mondelez International, Inc. Class A.............................. 2,081,099   55,232,367
   Nash Finch Co.....................................................     3,714       71,420
  *Nutraceutical International Corp..................................    17,801      282,324
   Oil-Dri Corp. of America..........................................     5,047      113,053
  *Omega Protein Corp................................................    27,752      180,666
  *Pantry, Inc. (The)................................................    26,158      346,986
  *Physicians Formula Holdings, Inc..................................    15,201       74,333
  *Post Holdings, Inc................................................    52,917    1,669,531
  *Prestige Brands Holdings, Inc.....................................   111,489    1,938,794
  *Ralcorp Holdings, Inc.............................................    52,833    3,814,014
  #Safeway, Inc......................................................   157,807    2,573,832
  #Sanderson Farms, Inc..............................................    16,100      729,169
  *Seneca Foods Corp. Class A........................................     6,301      180,114
  *Seneca Foods Corp. Class B........................................       300        8,550
  *Smart Balance, Inc................................................    76,099      905,578
 #*Smithfield Foods, Inc.............................................   185,173    3,790,491
   Snyders-Lance, Inc................................................    13,134      332,816
   Spartan Stores, Inc...............................................    39,175      562,553
  *Spectrum Brands Holdings, Inc.....................................    46,130    2,098,454
  #SUPERVALU, Inc....................................................   149,746      465,710
  *Susser Holdings Corp..............................................    12,360      444,218
  *TreeHouse Foods, Inc..............................................    16,925      906,334
   Tyson Foods, Inc. Class A.........................................   405,030    6,808,554
  #Universal Corp....................................................    22,890    1,134,428
   Weis Markets, Inc.................................................    11,602      477,538
                                                                                ------------
Total Consumer Staples...............................................            262,180,484
                                                                                ------------
Energy -- (15.4%)
   Adams Resources & Energy, Inc.....................................     6,758      205,578
   Alon USA Energy, Inc..............................................    33,484      439,645
   Anadarko Petroleum Corp...........................................   845,068   58,149,129
   Apache Corp.......................................................   292,215   24,180,791
 #*Approach Resources, Inc...........................................     6,883      169,528
 #*Atwood Oceanics, Inc..............................................     4,600      219,880
   Baker Hughes, Inc.................................................     3,891      163,305
  *Barnwell Industries, Inc..........................................     8,038       26,847
  #Berry Petroleum Co. Class A.......................................     8,108      312,239
 #*Bill Barrett Corp.................................................    51,500    1,179,865
   Bolt Technology Corp..............................................     9,574      137,866
   Bristow Group, Inc................................................    42,400    2,116,608
   Cabot Oil & Gas Corp..............................................       284       13,342
  *Cal Dive International, Inc.......................................    55,437       69,851
  #Chesapeake Energy Corp............................................   624,655   12,655,510
   Chevron Corp......................................................   613,078   67,567,326
  *Cloud Peak Energy, Inc............................................    16,788      354,227
  *Comstock Resources, Inc...........................................    32,421      555,048
   ConocoPhillips.................................................... 1,766,829  102,211,058
  *Crimson Exploration, Inc..........................................    35,050      126,881
   Crosstex Energy, Inc..............................................    29,972      410,017
  *Dawson Geophysical Co.............................................    19,178      458,162
  #Delek US Holdings, Inc............................................    52,256    1,345,592

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        SHARES    VALUE+
                                                                        ------- -----------
Energy -- (Continued)
 #*Denbury Resources, Inc.............................................. 289,460 $ 4,437,422
   Devon Energy Corp...................................................  42,463   2,471,771
  *Double Eagle Petroleum Co...........................................   5,932      29,719
 #*Endeavour International Corp........................................   3,044      22,099
   EOG Resources, Inc..................................................   6,045     704,182
  *EPL Oil & Gas, Inc..................................................  27,489     594,862
  #EXCO Resources, Inc.................................................   9,488      76,853
 #*Exterran Holdings, Inc..............................................  79,513   1,588,670
  *Forest Oil Corp.....................................................  93,816     711,125
 #*Green Plains Renewable Energy, Inc..................................  28,557     220,746
   Gulf Island Fabrication, Inc........................................  15,757     373,914
  *Gulfmark Offshore, Inc. Class A.....................................  35,505   1,147,522
 #*Harvest Natural Resources, Inc......................................  45,263     395,146
 #*Helix Energy Solutions Group, Inc................................... 103,010   1,781,043
   Helmerich & Payne, Inc..............................................  95,808   4,579,622
  *Hercules Offshore, Inc..............................................  78,413     373,246
   Hess Corp........................................................... 378,130  19,761,074
 .*HKN, Inc............................................................  24,730      48,718
   HollyFrontier Corp..................................................   7,105     274,466
 #*Hornbeck Offshore Services, Inc.....................................  29,719   1,029,466
  *Key Energy Services, Inc............................................  68,300     446,682
   Marathon Oil Corp................................................... 903,937  27,172,346
   Marathon Petroleum Corp............................................. 451,968  24,826,602
  *Matrix Service Co...................................................   8,596      90,172
  *McDermott International, Inc........................................  63,698     682,206
  *Mitcham Industries, Inc.............................................   4,120      55,826
   Murphy Oil Corp..................................................... 189,426  11,365,560
  *Nabors Industries, Ltd.............................................. 276,982   3,736,487
   National Oilwell Varco, Inc......................................... 250,948  18,494,868
  *Natural Gas Services Group, Inc.....................................  15,930     252,650
  *Newpark Resources, Inc..............................................  97,395     661,312
   Noble Corp..........................................................  76,711   2,895,073
   Noble Energy, Inc...................................................  66,897   6,355,884
   Occidental Petroleum Corp...........................................  29,242   2,308,948
  #Overseas Shipholding Group, Inc.....................................   2,355       2,638
  *Parker Drilling Co.................................................. 136,762     592,179
  #Patterson-UTI Energy, Inc........................................... 152,325   2,464,618
  *PDC Energy, Inc.....................................................  26,743     809,511
   Penn Virginia Corp..................................................   7,265      32,838
  *PHI, Inc. Non-Voting................................................  21,843     683,467
  *PHI, Inc. Voting....................................................   1,099      32,915
   Phillips 66......................................................... 883,414  41,661,804
  *Pioneer Energy Services Corp........................................  67,927     448,318
   Pioneer Natural Resources Co........................................  88,400   9,339,460
  *Plains Exploration & Production Co.................................. 162,430   5,792,254
  #QEP Resources, Inc..................................................  33,043     958,247
  *REX American Resources Corp.........................................   4,050      71,320
  *Rex Energy Corp.....................................................  12,200     161,528
  *Rowan Cos. P.L.C. Class A........................................... 121,858   3,864,117
  *SEACOR Holdings, Inc................................................  36,653   3,214,835
  *SemGroup Corp. Class A..............................................   4,727     182,651
  #Ship Finance International, Ltd.....................................  12,481     191,958
  *Superior Energy Services, Inc.......................................  32,408     658,855
  *Swift Energy Co.....................................................  57,500     960,825
   Teekay Corp.........................................................  37,720   1,154,609
   Tesoro Corp......................................................... 168,807   6,365,712
  *TETRA Technologies, Inc.............................................  13,307      71,192
  *TGC Industries, Inc.................................................   1,702      12,527
   Tidewater, Inc......................................................  53,204   2,527,722
   Transocean, Ltd..................................................... 274,265  12,531,168
  *Triangle Petroleum Corp.............................................  21,479     137,251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Energy -- (Continued)
  *Union Drilling, Inc...............................................    23,405 $    151,898
  *Unit Corp.........................................................    57,000    2,299,950
 #*USEC, Inc.........................................................   152,791      103,210
   Valero Energy Corp................................................   658,099   19,150,681
  *Warren Resources, Inc.............................................       963        2,745
  *Weatherford International, Ltd....................................   282,083    3,187,538
   Western Refining, Inc.............................................    68,485    1,703,222
  *Whiting Petroleum Corp............................................    16,007      672,614
  *Willbros Group, Inc...............................................    22,366      114,290
                                                                                ------------
Total Energy.........................................................            535,345,244
                                                                                ------------
Financials -- (15.9%)
   1st Source Corp...................................................    41,894      930,466
  *1st United Bancorp, Inc...........................................     1,769       10,632
   ACE, Ltd..........................................................    46,348    3,645,270
  *Alexander & Baldwin, Inc..........................................    66,838    1,933,623
  *Allegheny Corp....................................................     2,626      912,798
   Alliance Bancorp, Inc. of Pennsylvania............................       180        2,233
   Allied World Assurance Co. Holdings AG............................     8,435      677,330
   Allstate Corp. (The)..............................................   157,339    6,290,413
   Alterra Capital Holdings, Ltd.....................................    26,764      653,845
  *American Capital, Ltd.............................................   422,803    4,984,847
   American Equity Investment Life Holding Co........................    88,700    1,020,937
   American Financial Group, Inc.....................................   173,596    6,735,525
  *American Independence Corp........................................       866        4,313
  *American International Group, Inc.................................     4,900      171,157
   American National Insurance Co....................................    37,287    2,724,188
  *American Safety Insurance Holdings, Ltd...........................    15,149      255,412
 #*Ameris Bancorp....................................................    13,214      140,993
  *AmeriServ Financial, Inc..........................................    33,075       96,910
  *Arch Capital Group, Ltd...........................................     2,027       89,492
   Argo Group International Holdings, Ltd............................    38,796    1,334,582
   Aspen Insurance Holdings, Ltd.....................................   102,623    3,319,854
   Associated Banc-Corp..............................................    31,434      405,184
   Assurant, Inc.....................................................    65,820    2,488,654
   Assured Guaranty, Ltd.............................................   122,989    1,708,317
   Astoria Financial Corp............................................    12,038      120,741
  *Atlantic Coast Financial Corp.....................................       379          760
  *AV Homes, Inc.....................................................    16,343      240,242
   Axis Capital Holdings, Ltd........................................       800       28,976
  #Baldwin & Lyons, Inc. Class A.....................................       300        7,110
   Baldwin & Lyons, Inc. Class B.....................................     6,856      166,944
  *Bancorp, Inc. (The)...............................................       459        5,219
  *BancTrust Financial Group, Inc....................................    33,553       95,291
   Bank Mutual Corp..................................................    56,876      256,511
   Bank of America Corp.............................................. 6,406,476   59,708,356
   Bank of New York Mellon Corp. (The)...............................   442,815   10,941,959
   BankFinancial Corp................................................    39,867      320,132
   Banner Corp.......................................................     7,943      230,268
   BCB Bancorp, Inc..................................................     1,359       13,685
   Berkshire Hills Bancorp, Inc......................................    32,139      754,624
  *BofI Holding, Inc.................................................     8,208      230,809
   Boston Private Financial Holdings, Inc............................       608        5,606
  *Capital Bank Financial Corp. Class A..............................     1,367       23,964
 #*Capital City Bank Group, Inc......................................    16,844      170,967
   Capital One Financial Corp........................................   333,920   20,091,966
   Capital Southwest Corp............................................     7,189      774,615
   Cathay General Bancorp............................................    17,730      313,644
   Centerstate Banks, Inc............................................       747        6,476
   Century Bancorp, Inc. Class A.....................................       595       19,462
   CFS Bancorp, Inc..................................................    14,148       81,351

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
   Chemical Financial Corp...........................................       394 $     9,267
  *Chicopee Bancorp, Inc.............................................     1,000      14,990
  *CIT Group, Inc....................................................    39,411   1,466,877
   Citigroup, Inc.................................................... 2,115,722  79,106,846
  *Citizens Community Bancorp, Inc...................................    10,355      57,574
   CME Group, Inc....................................................   414,385  23,176,553
   CNA Financial Corp................................................   285,034   8,374,299
  #CNO Financial Group, Inc..........................................   301,264   2,886,109
   CoBiz Financial, Inc..............................................     1,468      10,467
   Codorus Valley Bancorp, Inc.......................................       121       1,847
  *Community West Bancshares.........................................       400       1,108
 #*CompuCredit Holdings Corp.........................................    19,218      73,605
  *Cowen Group, Inc. Class A.........................................    29,912      75,976
   Donegal Group, Inc. Class A.......................................    27,981     362,634
   Donegal Group, Inc. Class B.......................................       300       5,407
  *E*Trade Financial Corp............................................    89,699     749,884
   Eastern Insurance Holdings, Inc...................................    23,026     387,297
  *Eastern Virginia Bankshares, Inc..................................       260       1,331
   EMC Insurance Group, Inc..........................................    19,181     429,271
   Endurance Specialty Holdings, Ltd.................................    76,288   3,093,478
   Enterprise Financial Services Corp................................     3,235      45,290
   ESB Financial Corp................................................       360       4,856
   ESSA Bancorp, Inc.................................................     8,617      86,859
  #Evans Bancorp, Inc................................................     1,681      27,148
   Everest Re Group, Ltd.............................................    34,913   3,877,089
  *Farmers Capital Bank Corp.........................................       302       3,606
   FBL Financial Group, Inc. Class A.................................    24,660     841,646
   Federal Agricultural Mortgage Corp. Class A.......................       177       4,105
   Federal Agricultural Mortgage Corp. Class C.......................     9,200     259,164
  *Federated National Holding Co.....................................    13,665      85,406
   Fidelity Bancorp, Inc.............................................       400       8,836
   Fidelity National Financial, Inc. Class A.........................    46,321     991,733
   Fidelity Southern Corp............................................     6,983      68,365
   Fifth Third Bancorp...............................................     9,458     137,425
  *First Acceptance Corp.............................................    39,006      47,197
   First American Financial Corp.....................................    61,982   1,410,090
   First Bancorp.....................................................    14,448     150,982
  *First Bancshares, Inc.............................................       400       2,250
   First Bancshares, Inc. (The)......................................       300       3,150
   First Busey Corp..................................................     5,621      26,531
   First Business Financial Services, Inc............................       482      11,876
  *First California Financial Group, Inc.............................     3,631      24,509
   First Citizens BancShares, Inc. Class A...........................     8,627   1,455,806
   First Commonwealth Financial Corp.................................    37,876     248,088
   First Community Bancshares, Inc...................................     1,216      18,216
   First Defiance Financial Corp.....................................    11,998     212,365
  *First Federal of Northern Michigan Bancorp, Inc...................       900       4,248
   First Financial Holdings, Inc.....................................    18,933     266,955
  *First Financial Northwest, Inc....................................    25,471     201,221
  *First Financial Service Corp......................................       130         344
   First Interstate BancSystem, Inc..................................     2,459      36,959
   First Merchants Corp..............................................    38,531     566,791
   First Midwest Bancorp, Inc........................................     7,168      88,668
   First Pactrust Bancorp, Inc.......................................       536       6,303
  *First South Bancorp, Inc..........................................     1,978      10,681
  *FirstCity Financial Corp..........................................     5,872      47,504
   Flagstone Reinsurance Holdings SA.................................    45,783     404,722
  #Fox Chase Bancorp, Inc............................................       351       5,462
  *Genworth Financial, Inc. Class A..................................    34,964     208,385
  #German American Bancorp, Inc......................................     7,459     168,200
  *Gleacher & Co., Inc...............................................    35,033      24,523

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
  *Global Indemnity P.L.C............................................     7,702 $   170,830
   Goldman Sachs Group, Inc. (The)...................................   143,685  17,585,607
   Great Southern Bancorp, Inc.......................................     2,301      65,279
  *Guaranty Bancorp..................................................    79,339     145,190
 #*Guaranty Federal Bancshares, Inc..................................     1,684      11,956
  *Hallmark Financial Services, Inc..................................    25,992     198,319
   Hampden Bancorp, Inc..............................................     5,886      76,224
   Hanover Insurance Group, Inc. (The)...............................    88,829   3,207,615
  *Harris & Harris Group, Inc........................................     4,587      15,733
   Hartford Financial Services Group, Inc............................   366,250   7,951,287
  #HCC Insurance Holdings, Inc.......................................    17,700     630,828
   Heartland Financial USA, Inc......................................       565      16,215
  *Heritage Commerce Corp............................................    14,483      95,443
   HF Financial Corp.................................................       400       5,112
  *Hilltop Holdings, Inc.............................................    26,171     355,664
   Hingham Institution for Savings...................................       500      33,975
  *HMN Financial, Inc................................................     3,456      11,543
  *Home Bancorp, Inc.................................................       719      13,596
   Home Federal Bancorp, Inc.........................................     9,720     111,002
   HopFed Bancorp, Inc...............................................     6,781      53,231
   Horace Mann Educators Corp........................................    58,206   1,118,137
   Horizon Bancorp...................................................       450      13,050
   Hudson City Bancorp, Inc..........................................    28,191     239,201
  *ICG Group, Inc....................................................     8,684      91,008
  *Imperial Holdings, Inc............................................     2,882      10,145
   Independence Holding Co...........................................    24,172     211,263
   Infinity Property & Casualty Corp.................................    15,800     902,338
   International Bancshares Corp.....................................     2,167      39,331
  *Intervest Bancshares Corp. Class A................................     2,078       8,624
  *Investment Technology Group, Inc..................................    32,540     274,638
  #Investors Title Co................................................     1,169      76,686
   Janus Capital Group, Inc..........................................    24,840     211,140
   JPMorgan Chase & Co...............................................   777,031  32,386,652
   Kemper Corp.......................................................    76,602   2,374,662
   Kentucky First Federal Bancorp....................................     2,800      22,960
   KeyCorp...........................................................   526,210   4,430,688
   Lakeland Bancorp, Inc.............................................     4,701      46,681
   Landmark Bancorp, Inc.............................................     1,786      36,613
   Legg Mason, Inc...................................................   128,883   3,283,939
   Lincoln National Corp.............................................   378,093   9,372,925
   LNB Bancorp, Inc..................................................    13,395      79,968
   Loews Corp........................................................   243,798  10,307,779
  *Louisiana Bancorp, Inc............................................     5,606      91,770
  *Macatawa Bank Corp................................................    19,092      58,994
 #*Magyar Bancorp, Inc...............................................       500       2,420
   Maiden Holdings, Ltd..............................................    23,954     202,411
   MainSource Financial Group, Inc...................................    47,000     588,440
   Marlin Business Services Corp.....................................    14,241     321,704
   MB Financial, Inc.................................................    19,678     398,676
 #*MBIA, Inc.........................................................    82,267     814,443
 #*MBT Financial Corp................................................    23,185      66,773
   MCG Capital Corp..................................................    29,676     138,290
   Meadowbrook Insurance Group, Inc..................................    38,553     216,668
   Medallion Financial Corp..........................................    16,525     206,728
  *Mercantile Bank Corp..............................................     4,748      78,484
   Meta Financial Group, Inc.........................................     1,083      25,732
   MetLife, Inc...................................................... 1,126,173  39,967,880
  *Metro Bancorp, Inc................................................    27,098     351,732
  *MetroCorp Bancshares, Inc.........................................     2,250      22,815
 #*MGIC Investment Corp..............................................    72,733     125,101
   MicroFinancial, Inc...............................................     5,900      46,492

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
   MidWestOne Financial Group, Inc...................................       474 $     9,575
   Montpelier Re Holdings, Ltd.......................................    38,746     886,121
   Morgan Stanley.................................................... 1,476,248  25,657,190
   MutualFirst Financial, Inc........................................     2,300      27,968
  #NASDAQ OMX Group, Inc. (The)......................................    42,129   1,003,091
   National Western Life Insurance Co. Class A.......................       900     126,333
  *Navigators Group, Inc. (The)......................................     4,219     223,945
  *New Century Bancorp, Inc..........................................       600       3,210
   New Hampshire Thrift Bancshares, Inc..............................     3,667      48,331
  *NewBridge Bancorp.................................................    11,513      49,621
  *Newport Bancorp, Inc..............................................       700      11,693
  *NewStar Financial, Inc............................................    41,166     514,575
  *North Valley Bancorp..............................................       907      12,625
   Northeast Community Bancorp, Inc..................................    18,190      98,590
   Northrim Bancorp, Inc.............................................     6,358     143,246
   NYSE Euronext.....................................................     8,639     213,902
   Old Republic International Corp...................................   357,183   3,528,968
 #*Old Second Bancorp, Inc...........................................     4,874       6,824
   Oppenheimer Holdings, Inc. Class A................................     2,297      37,395
   Oriental Financial Group, Inc.....................................    30,191     355,650
 #*Pacific Mercantile Bancorp........................................    16,756     120,141
  *Park Sterling Corp................................................     3,854      19,270
   PartnerRe, Ltd....................................................    52,224   4,230,144
   Peoples Bancorp of North Carolina.................................       250       2,500
   Peoples Bancorp, Inc..............................................    17,708     377,180
   People's United Financial, Inc....................................    68,700     826,461
 #*PHH Corp..........................................................    92,304   1,920,846
  *Phoenix Cos, Inc. (The)...........................................     4,308     129,843
  *Pinnacle Financial Partners, Inc..................................    23,924     467,714
  *Piper Jaffray Cos., Inc...........................................       312       8,377
   Platinum Underwriters Holdings, Ltd...............................    18,979     842,668
  *Popular, Inc......................................................    56,536   1,092,841
  *Porter Bancorp, Inc...............................................     1,737       2,536
   Premier Financial Bancorp, Inc....................................     1,301      12,451
   Presidential Life Corp............................................    33,374     466,569
  #Principal Financial Group, Inc....................................   217,722   5,996,064
  #Protective Life Corp..............................................    98,037   2,676,410
   Provident Financial Holdings, Inc.................................       544       8,035
   Provident Financial Services, Inc.................................    16,554     248,310
   Provident New York Bancorp........................................    71,474     652,558
   Prudential Financial, Inc.........................................   497,625  28,389,506
   Pulaski Financial Corp............................................     4,550      38,948
  #Radian Group, Inc.................................................   161,945     759,522
   Regions Financial Corp............................................ 1,304,230   8,503,580
   Reinsurance Group of America, Inc.................................   169,166   8,952,265
   Renasant Corp.....................................................    42,102     775,098
  *Republic First Bancorp, Inc.......................................     2,474       5,270
   Resource America, Inc. Class A....................................    21,102     142,650
  *Riverview Bancorp, Inc............................................    15,319      25,276
   Safety Insurance Group, Inc.......................................    11,042     511,797
   Sandy Spring Bancorp, Inc.........................................    10,125     193,590
  *Savannah Bancorp, Inc. (The)......................................     2,998      29,081
   SeaBright Holdings, Inc...........................................    40,890     448,563
   Selective Insurance Group, Inc....................................    45,200     835,748
   SI Financial Group, Inc...........................................     5,444      59,884
   Simmons First National Corp. Class A..............................     1,549      38,555
   Somerset Hills Bancorp............................................     4,317      36,565
  *Southern First Bancshares, Inc....................................     1,106      10,949
  *Southwest Bancorp, Inc............................................    23,408     252,572
   State Auto Financial Corp.........................................    56,823     917,123
   StellarOne Corp...................................................    28,368     389,209

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Financials -- (Continued)
  #Stewart Information Services Corp.................................    12,271 $    286,160
  *Stratus Properties, Inc...........................................     3,069       28,235
  *Suffolk Bancorp...................................................       205        3,079
  *Sun Bancorp, Inc..................................................     4,075       12,592
   SunTrust Banks, Inc...............................................   491,691   13,373,995
   Susquehanna Bancshares, Inc.......................................    94,247      977,341
   Symetra Financial Corp............................................    23,030      275,208
   Synovus Financial Corp............................................   138,359      338,980
 #*Taylor Capital Group, Inc.........................................       826       15,430
   Teche Holding Co..................................................       600       24,048
   TF Financial Corp.................................................       630       14,112
  *Timberland Bancorp, Inc...........................................     2,500       15,500
  #TowneBank.........................................................     8,298      129,200
   Travelers Cos., Inc. (The)........................................    28,000    1,986,320
  *Tree.com, Inc.....................................................     5,635       81,426
   Umpqua Holdings Corp..............................................    55,877      675,553
  #Unico American Corp...............................................     1,900       21,641
   Union First Market Bankshares Corp................................    13,914      218,450
  *United Community Banks, Inc.......................................     2,891       25,152
   United Financial Bancorp, Inc.....................................    11,124      170,976
   United Fire Group, Inc............................................    40,312      958,216
  *United Security Bancshares........................................       378        1,135
  *Unity Bancorp, Inc................................................     3,306       20,167
   Unum Group........................................................   517,445   10,493,785
  *Virginia Commerce Bancorp, Inc....................................    22,274      204,030
  *Waterstone Financial, Inc.........................................     1,300        7,020
   WesBanco, Inc.....................................................    31,131      684,882
   West Bancorporation, Inc..........................................    13,957      152,271
   Westfield Financial, Inc..........................................       895        6,525
   White River Capital, Inc..........................................       300        6,788
  #Wintrust Financial Corp...........................................    24,524      906,162
   WR Berkley Corp...................................................     3,678      143,037
  *WSB Holdings, Inc.................................................       100          570
   XL Group P.L.C....................................................   240,766    5,956,551
  *Yadkin Valley Financial Corp......................................    16,710       53,472
   Zions Bancorporation..............................................    53,325    1,144,888
  *ZipRealty, Inc....................................................    10,028       26,474
                                                                                ------------
Total Financials.....................................................            551,358,550
                                                                                ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp...............................................     2,044       11,099
  #Aetna, Inc........................................................   503,313   21,994,778
  *Affymax, Inc......................................................     6,200      141,298
 #*Affymetrix, Inc...................................................    61,586      195,228
  *Albany Molecular Research, Inc....................................    29,820      105,563
  *Alere, Inc........................................................    74,130    1,423,296
  *Allied Healthcare Products, Inc...................................     1,000        2,730
  *Almost Family, Inc................................................     1,789       37,086
  *Alphatec Holdings, Inc............................................    17,739       30,511
 #*Amedisys, Inc.....................................................    12,879      142,184
  *AMN Healthcare Services, Inc......................................    15,078      149,574
  *Amsurg Corp.......................................................    30,743      876,790
   Analogic Corp.....................................................     5,606      412,938
  *AngioDynamics, Inc................................................    53,413      573,121
  *Anika Therapeutics, Inc...........................................    20,716      232,226
   Arrhythmia Research Technology, Inc...............................     1,200        2,964
   Assisted Living Concepts, Inc. Class A............................    33,042      261,362
  *Astex Pharmaceuticals, Inc........................................       200          476
  *BioClinica, Inc...................................................     9,810       61,509
  *BioScrip, Inc.....................................................    36,570      336,810
  *Boston Scientific Corp............................................ 1,204,199    6,189,583

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Health Care -- (Continued)
  *Cambrex Corp......................................................    43,567 $    526,289
   Cantel Medical Corp...............................................     5,040      131,090
  *Capital Senior Living Corp........................................    58,814      945,729
  *CardioNet, Inc....................................................     5,628       13,676
  *CareFusion Corp...................................................   207,163    5,502,249
 #*Celldex Therapeutics, Inc.........................................     4,759       26,222
   Cigna Corp........................................................    42,954    2,190,654
 #*Community Health Systems, Inc.....................................   105,314    2,887,710
   CONMED Corp.......................................................    43,239    1,195,991
   Cooper Cos., Inc. (The)...........................................    50,100    4,808,598
   Coventry Health Care, Inc.........................................   141,956    6,194,960
  *Cross Country Healthcare, Inc.....................................    36,190      159,236
   CryoLife, Inc.....................................................    17,502      108,337
  *Cumberland Pharmaceuticals, Inc...................................    26,419      155,080
  *Cutera, Inc.......................................................    23,864      176,832
  *Cynosure, Inc. Class A............................................     8,077      212,748
  #Daxor Corp........................................................       545        4,409
  *Digirad Corp......................................................    29,411       63,234
  *Dynacq Healthcare, Inc............................................       909            9
  *Endo Health Solutions, Inc........................................    54,588    1,564,492
  *Enzo Biochem, Inc.................................................    50,065      100,130
  *Enzon Pharmaceuticals, Inc........................................     2,309       15,170
  *Exactech, Inc.....................................................     3,390       56,613
  *Five Star Quality Care, Inc.......................................    28,953      152,293
  *Forest Laboratories, Inc..........................................    82,171    2,769,984
  *Gentiva Health Services, Inc......................................    26,039      244,767
  *Greatbatch, Inc...................................................    41,672      915,951
  *Hanger, Inc.......................................................     2,200       55,770
  *Harvard Bioscience, Inc...........................................    32,625      131,152
  *Health Net, Inc...................................................    25,498      548,717
  *Healthways, Inc...................................................    31,930      310,679
  *Hologic, Inc......................................................   305,036    6,289,842
 #*Horizon Pharma, Inc...............................................     1,574        4,061
   Humana, Inc.......................................................   236,814   17,588,176
   Invacare Corp.....................................................    24,528      334,807
   Kewaunee Scientific Corp..........................................     1,631       18,398
  *Kindred Healthcare, Inc...........................................    50,544      495,331
  *Lannet Co., Inc...................................................     3,649       16,092
  *LCA-Vision, Inc...................................................     1,000        3,820
   LeMaitre Vascular, Inc............................................     5,100       30,600
 #*Life Technologies Corp............................................    94,990    4,645,961
  *LifePoint Hospitals, Inc..........................................    82,208    2,905,231
  *Magellan Health Services, Inc.....................................     9,739      488,411
   Maxygen, Inc......................................................    43,805      106,884
  *MedAssets, Inc....................................................    44,682      792,212
 .*MedCath Corp......................................................    29,240       40,059
  *Medical Action Industries, Inc....................................    24,809       73,187
 #*MediciNova, Inc...................................................       225          477
  *Misonix, Inc......................................................     4,083       18,047
  *Molina Healthcare, Inc............................................    24,941      625,271
  *Myrexis, Inc......................................................    14,306       34,334
   National Healthcare Corp..........................................     7,274      346,388
  *Natus Medical, Inc................................................     7,661       86,569
   Omnicare, Inc.....................................................   197,388    6,815,808
  *Omnicell, Inc.....................................................    26,113      380,728
  *Palomar Medical Technologies, Inc.................................     6,712       57,925
  *PDI, Inc..........................................................    14,979      102,606
   PerkinElmer, Inc..................................................    76,500    2,366,145
   Pfizer, Inc....................................................... 5,208,907  129,545,517
  *PharMerica Corp...................................................    11,664      142,534
  *Repligen Corp.....................................................    21,271      108,482

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                      SHARES     VALUE+
                                                                      ------- ------------
Health Care -- (Continued)
  *RTI Biologics, Inc................................................  80,268 $    325,888
  *Select Medical Holdings Corp......................................  51,009      540,185
  *Skilled Healthcare Group, Inc. Class A............................  12,180       94,639
  *Solta Medical, Inc................................................   6,017       17,750
  *Sucampo Pharmaceuticals, Inc. Class A.............................   7,965       39,745
  *Sun Healthcare Group, Inc.........................................   8,903       75,319
  *SunLink Health Systems, Inc.......................................   1,750        1,838
  *SurModics, Inc....................................................   5,593      100,562
  *Symmetry Medical, Inc.............................................  78,674      720,654
   Teleflex, Inc.....................................................  37,423    2,542,893
  *Theragenics Corp..................................................  21,383       32,716
   Thermo Fisher Scientific, Inc..................................... 499,520   30,500,691
 #*TranS1, Inc.......................................................   6,097       16,767
  *Triple-S Management Corp. Class B.................................  21,673      390,981
   UnitedHealth Group, Inc...........................................  45,732    2,560,992
  *Universal American Corp...........................................  85,628      774,077
 #*VCA Antech, Inc...................................................  49,047      960,340
  *ViroPharma, Inc................................................... 103,479    2,612,845
  *WellCare Health Plans, Inc........................................   9,700      461,720
   WellPoint, Inc.................................................... 504,640   30,924,339
 #*Wright Medical Group, Inc.........................................  38,748      787,359
   Young Innovations, Inc............................................   2,165       73,935
                                                                              ------------
Total Health Care....................................................          314,370,035
                                                                              ------------
Industrials -- (13.5%)
  *A.T. Cross Co. Class A............................................  18,022      170,668
   AAR Corp..........................................................  32,906      496,552
   ABM Industries, Inc...............................................  64,500    1,225,500
   Aceto Corp........................................................  37,486      375,610
   Acme United Corp..................................................   1,030       11,670
  #Actuant Corp. Class A.............................................  44,986    1,270,405
  *Adept Technology, Inc.............................................  21,309       85,236
  *ADT Corp. (The)................................................... 197,193    8,185,481
  *AECOM Technology Corp.............................................  23,177      497,610
  *Aegion Corp.......................................................   5,916      109,269
  *AGCO Corp.........................................................  58,973    2,683,861
  *Air Transport Services Group, Inc.................................  17,784       68,468
   Aircastle, Ltd....................................................  41,608      463,097
   Alamo Group, Inc..................................................  22,951      768,858
  *Alaska Air Group, Inc.............................................  52,626    2,012,418
   Albany International Corp. Class A................................  20,551      451,505
 .*Allied Defense Group, Inc. (The)..................................   2,645       14,151
   Amerco, Inc.......................................................  29,431    3,400,458
  *American Railcar Industries, Inc..................................  20,003      587,688
 #*American Superconductor Corp......................................     432        1,551
   Ampco-Pittsburgh Corp.............................................   4,007       70,764
  *AMREP Corp........................................................     966        6,279
   Apogee Enterprises, Inc...........................................  36,374      740,938
   Argan, Inc........................................................      21          374
   Arkansas Best Corp................................................  27,325      219,966
  *Ascent Solar Technologies, Inc....................................   7,857        6,403
 #*Asset Acceptance Capital Corp.....................................   5,900       37,642
   Asta Funding, Inc.................................................   8,975       84,185
  *Astec Industries, Inc.............................................  22,925      660,240
 #*Atlas Air Worldwide Holdings, Inc.................................  36,746    2,020,663
 #*Avis Budget Group, Inc............................................  94,608    1,563,870
   Baltic Trading, Ltd...............................................   1,681        5,732
   Barnes Group, Inc.................................................  36,400      832,832
   Barrett Business Services, Inc....................................  12,955      386,448
  *BlueLinx Holdings, Inc............................................  12,553       26,487
   Brady Corp. Class A...............................................  44,400    1,365,744

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Industrials -- (Continued)
  #Briggs & Stratton Corp............................................    45,533 $   899,277
  *Builders FirstSource, Inc.........................................    12,182      67,123
  *CAI International, Inc............................................    12,482     276,601
   Cascade Corp......................................................     5,840     379,542
  *Casella Waste Systems, Inc. Class A...............................    14,362      65,778
 #*CBIZ, Inc.........................................................    46,963     259,236
   CDI Corp..........................................................    43,399     746,029
   CECO Environmental Corp...........................................     3,291      29,125
   Celadon Group, Inc................................................    23,892     408,553
   Ceradyne, Inc.....................................................    26,425     923,818
  *Champion Industries, Inc..........................................       686         137
  #Chicago Rivet & Machine Co........................................       700      12,908
   CIRCOR International, Inc.........................................     6,338     218,598
  *CNH Global NV.....................................................     6,958     311,718
  *Columbus McKinnon Corp............................................    17,542     262,604
   Comfort Systems USA, Inc..........................................    38,440     418,996
   CompX International, Inc..........................................       500       7,015
  *Consolidated Graphics, Inc........................................    12,008     354,356
   Corrections Corp. of America......................................     7,040     236,896
   Courier Corp......................................................     8,245      99,352
  #Covanta Holding Corp..............................................    94,292   1,714,229
  *Covenant Transportation Group, Inc. Class A.......................     7,080      32,851
  *CPI Aerostructures, Inc...........................................     5,826      64,144
  *CRA International, Inc............................................     7,613     127,442
   CSX Corp.......................................................... 1,242,950  25,443,186
   Curtiss-Wright Corp...............................................    46,353   1,430,917
  *Dolan Co. (The)...................................................    10,818      50,087
   Douglas Dynamics, Inc.............................................    30,234     459,254
  *Ducommun, Inc.....................................................    16,345     222,946
  *Dycom Industries, Inc.............................................    37,387     532,391
   Eastern Co. (The).................................................    10,193     163,088
  #Eaton Corp........................................................    24,778   1,170,017
   Ecology & Environment, Inc. Class A...............................       900      11,043
   EMCOR Group, Inc..................................................    25,273     812,780
   Encore Wire Corp..................................................    19,966     616,151
  *Energy Recovery, Inc..............................................     1,783       5,296
  *EnergySolutions, Inc..............................................    21,233      60,726
 #*EnerSys, Inc......................................................    43,239   1,490,881
  *Engility Holdings, Inc............................................     7,988     151,772
   Ennis, Inc........................................................    48,483     741,790
  *EnPro Industries, Inc.............................................    18,700     683,672
   ESCO Technologies, Inc............................................    16,950     634,608
   Espey Manufacturing & Electronics Corp............................     1,671      45,886
  *Esterline Technologies Corp.......................................    44,968   2,598,701
  *Excel Maritime Carriers, Ltd......................................    37,958      15,866
   Exelis, Inc.......................................................    25,093     277,529
  *Federal Signal Corp...............................................    68,080     392,822
   FedEx Corp........................................................   142,324  13,092,385
  *Flow International Corp...........................................    27,022      89,713
  *Fortune Brands Home & Security, Inc...............................   149,626   4,255,363
  *Franklin Covey Co.................................................     3,046      36,613
   FreightCar America, Inc...........................................    11,505     221,471
  *Frozen Food Express Industries....................................     8,986      15,815
 #*FTI Consulting, Inc...............................................    16,180     420,033
  *Furmanite Corp....................................................    31,044     156,772
   G & K Services, Inc. Class A......................................    29,714     958,276
   GATX Corp.........................................................    65,445   2,713,350
 #*Genco Shipping & Trading, Ltd.....................................     2,100       6,384
  *Gencor Industries, Inc............................................     8,766      63,028
 #*General Cable Corp................................................    26,404     753,306
  *General Dynamics Corp.............................................    28,674   1,952,126

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Industrials -- (Continued)
   General Electric Co............................................... 5,174,289 $108,970,526
   Geo Group, Inc. (The).............................................    24,086      667,664
  *Gibraltar Industries, Inc.........................................    43,711      544,639
  *GP Strategies Corp................................................    18,583      357,723
  #Granite Construction, Inc.........................................    26,636      804,674
   Great Lakes Dredge & Dock Corp....................................    69,820      555,069
  *Greenbrier Cos., Inc..............................................    21,793      379,416
  #Griffon Corp......................................................    67,323      683,328
   H&E Equipment Services, Inc.......................................    59,629      907,553
   Hardinge, Inc.....................................................    19,132      198,590
   Harsco Corp.......................................................    36,812      735,872
  *Hawaiian Holdings, Inc............................................    23,212      137,647
   Heidrick & Struggles International, Inc...........................    18,234      215,891
 #*Hertz Global Holdings, Inc........................................   278,411    3,694,514
  *Hill International, Inc...........................................    27,154       92,052
  *Hudson Global, Inc................................................    15,603       63,036
 #*Huntington Ingalls Industries, Inc................................    48,170    2,041,445
  *Hurco Cos., Inc...................................................     8,210      188,666
  *Hyster-Yale Materials Handling, Inc...............................     6,123      251,533
  *Hyster-Yale Materials Handling, Inc. Class B......................     6,123      251,533
  *ICF International, Inc............................................    31,660      580,961
   Ingersoll-Rand P.L.C..............................................   250,943   11,801,849
   Insteel Industries, Inc...........................................    16,378      189,985
   International Shipholding Corp....................................    12,152      203,181
   Intersections, Inc................................................    29,079      270,144
 #*JetBlue Airways Corp..............................................   324,893    1,718,684
  *Kadant, Inc.......................................................     6,383      155,043
   Kansas City Southern..............................................    11,967      962,865
  *KAR Auction Services, Inc.........................................    18,100      362,000
   Kaydon Corp.......................................................     6,284      140,510
   Kelly Services, Inc. Class A......................................    44,445      590,674
   Kennametal, Inc...................................................     6,400      226,688
  *Key Technology, Inc...............................................     3,199       27,895
   Kimball International, Inc. Class B...............................    28,589      341,353
  *Korn/Ferry International..........................................    30,127      403,401
   L.B. Foster Co. Class A...........................................     3,502      115,601
   L.S. Starrett Co. Class A (The)...................................     4,097       46,993
  #L-3 Communications Holdings, Inc..................................   100,470    7,414,686
   Lawson Products, Inc..............................................    10,838       77,058
  *Layne Christensen Co..............................................    34,461      768,136
  *LMI Aerospace, Inc................................................    14,655      294,272
   LSI Industries, Inc...............................................    28,715      194,688
  *Lydall, Inc.......................................................    18,720      241,675
  #Manpower, Inc.....................................................     1,358       51,523
   Marten Transport, Ltd.............................................    31,855      589,317
   Matson, Inc.......................................................    62,316    1,324,215
   McGrath RentCorp..................................................    20,487      537,989
  *Metalico, Inc.....................................................    72,047      153,460
   Met-Pro Corp......................................................     2,998       27,222
  *MFRI, Inc.........................................................     8,900       48,950
  *Michael Baker Corp................................................       969       21,909
   Miller Industries, Inc............................................    19,874      305,066
  *Mobile Mini, Inc..................................................    54,461      948,711
  *Moog, Inc. Class A................................................    35,339    1,307,896
   Mueller Industries, Inc...........................................    20,587      901,711
   Mueller Water Products, Inc. Class A..............................   185,957      968,836
  *MYR Group, Inc....................................................       794       16,817
  *National Technical Systems, Inc...................................    15,600      125,268
  *Navigant Consulting, Inc..........................................    22,179      230,440
   NL Industries, Inc................................................    51,251      521,223
  *NN, Inc...........................................................    16,796      139,071

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Industrials -- (Continued)
   Norfolk Southern Corp............................................. 545,229 $33,449,799
  #Northrop Grumman Corp............................................. 337,038  23,151,140
  *Northwest Pipe Co.................................................  10,675     245,311
  *Ocean Power Technologies, Inc.....................................   8,400      20,832
  *On Assignment, Inc................................................  53,951   1,029,385
  *Orbital Sciences Corp.............................................  36,476     488,778
  *Orion Energy Systems, Inc.........................................   1,043       1,711
  *Orion Marine Group, Inc...........................................     758       5,071
 #*Oshkosh Corp......................................................  14,466     433,691
 #*Owens Corning, Inc................................................ 149,300   5,014,987
   P.A.M. Transportation Services, Inc...............................  19,428     193,309
  *Pentair, Inc...................................................... 117,934   4,981,532
 #*PGT, Inc..........................................................     500       2,160
  *Pike Electric Corp................................................  16,826     153,285
 #*Portfolio Recovery Associates, Inc................................   9,401     983,815
  *Powell Industries, Inc............................................   5,907     234,980
  *PowerSecure International, Inc....................................   8,626      55,724
   Providence & Worcester Railroad Co................................     850      12,325
 #*Quad/Graphics, Inc................................................     799      14,646
   Quanex Building Products Corp.....................................  19,678     389,034
  *Quanta Services, Inc.............................................. 168,307   4,364,201
   Raytheon Co....................................................... 133,501   7,550,817
  *RCM Technologies, Inc.............................................  21,593     120,489
  *Real Goods Solar, Inc. Class A....................................   2,572       1,299
  #Regal-Beloit Corp.................................................  16,070   1,047,443
  *Republic Airways Holdings, Inc....................................  53,999     252,175
   Republic Services, Inc............................................ 429,755  12,183,554
   Resources Connection, Inc.........................................  19,847     244,912
  *Roadrunner Transportation Systems, Inc............................     879      15,321
   Robbins & Myers, Inc..............................................   8,889     526,940
  *Rush Enterprises, Inc. Class A....................................  33,446     635,474
  *Rush Enterprises, Inc. Class B....................................  18,522     321,727
   Ryder System, Inc.................................................  89,844   4,053,761
  *Saia, Inc.........................................................  17,104     386,550
   Schawk, Inc.......................................................  44,735     552,030
  *Seaboard Corp.....................................................   1,812   4,133,770
   SeaCube Container Leasing, Ltd....................................     223       4,130
   SIFCO Industries, Inc.............................................   6,623     110,935
  #Simpson Manufacturing Co., Inc....................................   2,609      79,470
   SkyWest, Inc......................................................  46,706     511,431
  *SL Industries, Inc................................................     300       4,200
   Southwest Airlines Co............................................. 645,761   5,695,612
  *Sparton Corp......................................................   9,132     123,282
   SPX Corp..........................................................  11,003     754,696
   Standard Register Co. (The).......................................  30,430      19,475
   Standex International Corp........................................  22,341   1,033,048
   Stanley Black & Decker, Inc....................................... 154,919  10,735,887
   Steelcase, Inc. Class A...........................................  55,469     555,245
  *Sterling Construction Co., Inc....................................  20,061     178,543
  *Supreme Industries, Inc. Class A..................................   1,365       4,832
  *SYKES Enterprises, Inc............................................  20,092     273,653
   Sypris Solutions, Inc.............................................   9,636      60,707
  #TAL International Group, Inc......................................  22,054     752,924
  *Tecumseh Products Co. Class A.....................................  11,200      56,336
  *Tecumseh Products Co. Class B.....................................   1,400       7,280
  *Terex Corp........................................................  13,778     310,694
  *Tetra Tech, Inc...................................................  10,810     280,411
  *Titan Machinery, Inc..............................................   7,257     171,628
  *TRC Cos., Inc.....................................................  28,708     206,985
   Trinity Industries, Inc...........................................  91,907   2,874,851
   Triumph Group, Inc................................................  57,456   3,758,772

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES     VALUE+
                                                                      ------- ------------
Industrials -- (Continued)
  *Tufco Technologies, Inc...........................................     900 $      4,149
  *Tutor Perini Corp.................................................  40,371      409,362
   Twin Disc, Inc....................................................   3,866       58,609
   Tyco International, Ltd........................................... 394,386   10,597,152
  *Ultralife Corp....................................................  10,940       33,586
   UniFirst Corp.....................................................  18,705    1,301,307
   Union Pacific Corp................................................ 444,064   54,633,194
   Universal Forest Products, Inc....................................  31,800    1,224,300
   URS Corp..........................................................  84,698    2,835,689
  *USA Truck, Inc....................................................  15,105       43,049
  *Versar, Inc.......................................................   6,026       22,658
   Viad Corp.........................................................  28,614      606,903
  *Virco Manufacturing Corp..........................................  12,601       30,368
   VSE Corp..........................................................     305        7,213
  *Waste Connections, Inc............................................   2,800       91,924
   Watts Water Technologies, Inc. Class A............................  53,615    2,156,931
 #*WESCO International, Inc..........................................  11,687      758,253
  *Willdan Group, Inc................................................   1,000        1,530
  *Willis Lease Finance Corp.........................................   7,150      101,673
 #*XPO Logistics, Inc................................................   4,427       60,783
                                                                              ------------
Total Industrials....................................................          469,455,970
                                                                              ------------
Information Technology -- (4.8%)
  *Accelrys, Inc.....................................................  41,733      373,510
  #Activision Blizzard, Inc.......................................... 982,162   10,695,744
  *Acxiom Corp.......................................................   7,769      141,784
  *Advanced Energy Industries, Inc...................................  48,663      574,710
  *Agilysys, Inc.....................................................  17,299      141,333
  *Alpha & Omega Semiconductor, Ltd..................................   1,319       11,238
  *Amkor Technology, Inc.............................................   9,870       42,638
 #*Amtech Systems, Inc...............................................  10,600       34,132
  *ANADIGICS, Inc....................................................   2,092        3,054
  *Anaren, Inc.......................................................   9,602      173,124
  *AOL, Inc.......................................................... 105,592    3,624,973
 #*Arris Group, Inc.................................................. 146,928    2,018,791
 #*Arrow Electronics, Inc............................................ 182,170    6,417,849
   Astro-Med, Inc....................................................   2,897       23,842
  *ATMI, Inc.........................................................  33,934      670,196
  *Aviat Networks, Inc...............................................  46,325      105,621
  *Avid Technology, Inc..............................................  17,366      101,938
  *Avnet, Inc........................................................ 139,400    3,993,810
   AVX Corp.......................................................... 175,587    1,727,776
   Aware, Inc........................................................  22,140      134,833
  *AXT, Inc..........................................................  25,915       83,187
   Bel Fuse, Inc. Class A............................................   4,174       63,862
   Bel Fuse, Inc. Class B............................................  18,986      314,408
  *Benchmark Electronics, Inc........................................  93,903    1,391,642
   Black Box Corp....................................................  26,530      581,538
  *Blucora, Inc......................................................  81,156    1,424,288
  *Brocade Communications Systems, Inc............................... 461,513    2,446,019
   Brooks Automation, Inc............................................  63,950      461,719
  *Bsquare Corp......................................................   4,665       13,762
  *BTU International, Inc............................................   1,600        3,120
 #*CACI International, Inc. Class A..................................  25,642    1,293,126
 #*Calix, Inc........................................................  20,031      133,206
  *Cascade Microtech, Inc............................................  24,071      126,373
  *Checkpoint Systems, Inc...........................................  21,800      177,016
  *CIBER, Inc........................................................  81,980      255,778
   Cohu, Inc.........................................................  41,810      367,928
   Communications Systems, Inc.......................................  12,712      131,696
  #Computer Sciences Corp............................................ 220,553    6,715,839

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Information Technology -- (Continued)
   Comtech Telecommunications Corp...................................    17,877 $   449,964
   Concurrent Computer Corp..........................................    13,740      71,860
   Convergys Corp....................................................   197,364   3,317,689
  *CoreLogic, Inc....................................................    96,545   2,297,771
   Corning, Inc...................................................... 1,298,385  15,256,024
  *Cray, Inc.........................................................    12,866     156,579
   CSP, Inc..........................................................     2,414      12,142
   CTS Corp..........................................................    33,460     277,049
  *CyberOptics Corp..................................................     9,134      68,505
  *Datalink Corp.....................................................     1,412      11,494
  *Dataram Corp......................................................     7,544       4,376
  *Digi International, Inc...........................................    42,904     404,156
  *Diodes, Inc.......................................................     8,664     131,346
  *DSP Group, Inc....................................................    49,501     272,255
  *Dynamics Research Corp............................................    17,372     112,049
   EarthLink, Inc....................................................    86,935     551,168
  *EchoStar Corp. Class A............................................    23,551     747,980
  *Edgewater Technology, Inc.........................................    13,603      47,338
   Electro Rent Corp.................................................    42,586     669,452
   Electro Scientific Industries, Inc................................    37,240     397,723
  *Electronics for Imaging, Inc......................................    58,881   1,022,174
 #*EMCORE Corp.......................................................       744       3,460
  *Emulex Corp.......................................................    68,369     475,848
  *Entropic Communications, Inc......................................    11,600      55,796
   EPIQ Systems, Inc.................................................    20,815     254,151
  *ePlus, Inc........................................................     8,445     302,078
  *Euronet Worldwide, Inc............................................    26,878     545,355
  *Exar Corp.........................................................    59,230     506,416
 #*Fairchild Semiconductor International, Inc........................   118,008   1,387,774
   Fidelity National Information Services, Inc.......................   150,627   4,951,109
  *FormFactor, Inc...................................................    23,819     108,615
  *Frequency Electronics, Inc........................................    16,953     142,236
  *Global Cash Access Holdings, Inc..................................    32,796     231,212
 #*Globecomm Systems, Inc............................................    34,871     378,350
  *GSE Systems, Inc..................................................    17,638      31,572
  *GSI Group, Inc....................................................     1,451      11,274
  *GSI Technology, Inc...............................................     5,864      32,780
  *Hackett Group, Inc. (The).........................................    54,740     212,939
  *Harmonic, Inc.....................................................    26,825     116,420
  #Hewlett-Packard Co................................................    65,635     909,045
 #*Hutchinson Technology, Inc........................................       643         900
  *I.D. Systems, Inc.................................................    17,291      90,778
   IAC/InterActiveCorp...............................................   125,298   6,058,158
  *Identive Group, Inc...............................................    19,075      22,890
  *Imation Corp......................................................    33,998     155,371
  *Ingram Micro, Inc. Class A........................................   277,679   4,220,721
  *Insight Enterprises, Inc..........................................    42,100     680,757
  *Integrated Device Technology, Inc.................................    70,084     381,257
  *Integrated Silicon Solution, Inc..................................    51,460     439,983
  *Intermec, Inc.....................................................    15,705     106,480
  *Internap Network Services Corp....................................    35,546     243,490
 #*International Rectifier Corp......................................    79,000   1,223,710
  *Interphase Corp...................................................     2,999       6,418
   Intersil Corp. Class A............................................   119,798     844,576
  *Intevac, Inc......................................................     8,654      43,270
  *IntriCon Corp.....................................................     2,835      13,977
  *Itron, Inc........................................................    14,842     609,413
  *IXYS Corp.........................................................    11,466     109,156
  *Kemet Corp........................................................     6,536      29,673
  *Key Tronic Corp...................................................    17,923     203,426
   Keynote Systems, Inc..............................................    24,195     345,747

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        SHARES    VALUE+
                                                                        ------- ----------
Information Technology -- (Continued)
 #*KIT Digital, Inc....................................................  28,934 $   80,437
  *Kulicke & Soffa Industries, Inc.....................................  71,688    735,519
  *KVH Industries, Inc.................................................     600      8,292
  *Lattice Semiconductor Corp..........................................  36,888    143,125
  *LGL Group, Inc. (The)...............................................     269      1,646
  *Limelight Networks, Inc.............................................  35,344     74,576
  *LookSmart, Ltd......................................................  25,479     20,893
   Loral Space & Communications, Inc...................................  26,050  2,049,093
  *LTX-Credence Corp...................................................  14,158     78,860
   ManTech International Corp. Class A.................................  21,353    490,478
   Marchex, Inc. Class B...............................................  32,883    134,491
  *Measurement Specialties, Inc........................................   5,113    166,735
 #*MEMC Electronic Materials, Inc......................................  39,439     99,386
  *Mentor Graphics Corp................................................  35,620    552,822
  *Mercury Computer Systems, Inc.......................................   8,133     66,650
   Methode Electronics, Inc............................................  37,682    381,342
  *Micron Technology, Inc.............................................. 758,908  4,117,076
   MKS Instruments, Inc................................................  61,200  1,446,156
  *ModusLink Global Solutions, Inc.....................................  68,955    202,038
  *Multi-Fineline Electronix, Inc......................................   1,598     33,782
  *NCI, Inc. Class A...................................................     686      3,855
  *Newport Corp........................................................  72,548    784,969
  *Novatel Wireless, Inc...............................................  18,279     30,160
  *Official Payments Holdings, Inc.....................................   2,151     10,992
  *OmniVision Technologies, Inc........................................  12,800    183,040
  *Online Resources Corp...............................................  18,720     53,914
  *Oplink Communications, Inc..........................................  35,876    533,117
   Optical Cable Corp..................................................  10,793     45,546
  *PAR Technology Corp.................................................  22,705    121,472
   PC Connection, Inc..................................................  41,156    423,495
  *PC Mall, Inc........................................................  10,772     68,510
   PC-Tel, Inc.........................................................  36,106    235,411
  *Perceptron, Inc.....................................................   6,669     35,212
  *Perficient, Inc.....................................................     707      8,039
  *Performance Technologies, Inc.......................................  24,790     29,500
  *Pericom Semiconductor Corp..........................................  41,261    318,948
  *Pervasive Software, Inc.............................................  35,664    305,997
  *Photronics, Inc.....................................................  69,687    340,769
  *Planar Systems, Inc.................................................  11,933     15,752
  *Plexus Corp.........................................................   4,712    126,800
  *PMC-Sierra, Inc..................................................... 146,588    686,032
 #*Power-One, Inc......................................................  20,527     82,724
  *Presstek, Inc.......................................................   7,000      3,465
  *Qualstar Corp.......................................................  12,400     17,236
  *Radisys Corp........................................................  18,198     51,682
  *RealNetworks, Inc...................................................  33,702    255,124
  *Reis, Inc...........................................................  13,511    158,011
   RF Industries, Ltd..................................................   2,823     12,449
   Richardson Electronics, Ltd.........................................  25,225    293,871
   Rimage Corp.........................................................     159        951
  *Rofin-Sinar Technologies, Inc.......................................     199      3,624
  *Rosetta Stone, Inc..................................................   2,676     31,336
  *Rudolph Technologies, Inc...........................................  25,605    243,504
  *Sandisk Corp........................................................  13,097    546,931
  *Sanmina-SCI Corp....................................................  13,303    118,264
  *SeaChange International, Inc........................................  32,298    292,297
  *Sigma Designs, Inc..................................................  23,129    137,386
  *Smith Micro Software, Inc...........................................   3,626      4,532
  *SMTC Corp...........................................................   1,300      3,640
  *Spansion, Inc. Class A..............................................  14,343    159,064
 #*SS&C Technologies Holdings, Inc.....................................  25,793    619,806

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                       SHARES      VALUE+
                                                                      --------- ------------
Information Technology -- (Continued)
  *StarTek, Inc......................................................    27,060 $     78,474
 #*SunPower Corp.....................................................     1,500        6,465
  *Supertex, Inc.....................................................    10,688      204,248
  *Support.com, Inc..................................................    25,400      117,856
  *Sycamore Networks, Inc............................................    44,477      257,077
  *Symmetricom, Inc..................................................    89,726      551,815
 #*SYNNEX Corp.......................................................    57,400    1,859,186
  *Tech Data Corp....................................................    82,952    3,675,603
  *TechTarget, Inc...................................................    23,606      112,837
  *TeleCommunication Systems, Inc. Class A...........................    47,407      100,503
   Tellabs, Inc......................................................   241,591      705,446
   Telular Corp......................................................    24,938      249,131
   Tessco Technologies, Inc..........................................    11,228      233,542
   Tessera Technologies, Inc.........................................    48,635      689,158
   TheStreet, Inc....................................................    36,857       59,708
  *TriQuint Semiconductor, Inc.......................................    41,280      194,016
  *TSR, Inc..........................................................       650        2,762
  *TTM Technologies, Inc.............................................    62,635      563,715
  *Ultra Clean Holdings..............................................     4,755       22,016
   United Online, Inc................................................   121,790      652,794
  *UTStarcom Holdings Corp...........................................     1,311        1,298
  *Vicon Industries, Inc.............................................     5,787       17,072
  *Video Display Corp................................................       600        2,136
  *Virtusa Corp......................................................    30,064      515,898
 #*Vishay Intertechnology, Inc.......................................   228,349    1,890,730
  *Vishay Precision Group, Inc.......................................     9,781      127,642
  *Web.com Group, Inc................................................    22,102      348,770
  *Westell Technologies, Inc. Class A................................    33,494       68,328
   Western Digital Corp..............................................   212,781    7,283,494
  *WPCS International, Inc...........................................     8,861        4,519
   Xerox Corp........................................................ 1,791,473   11,537,086
  *XO Group, Inc.....................................................    12,200       98,210
   Xyratex, Ltd......................................................    28,253      233,652
  *Yahoo!, Inc....................................................... 1,048,770   17,629,824
  *Zygo Corp.........................................................    18,340      341,491
                                                                                ------------
Total Information Technology.........................................            168,478,404
                                                                                ------------
Materials -- (3.2%)
   A. Schulman, Inc..................................................    33,740      865,768
  *A.M. Castle & Co..................................................    38,646      469,549
   Alcoa, Inc........................................................ 1,145,369    9,815,812
  *American Pacific Corp.............................................     7,647      101,093
   Ashland, Inc......................................................   112,560    8,008,644
  #Bemis Co., Inc....................................................    24,092      796,241
   Boise, Inc........................................................    68,104      571,393
   Buckeye Technologies, Inc.........................................    37,822      990,936
   Cabot Corp........................................................    46,280    1,654,973
  *Century Aluminum Co...............................................    32,155      229,908
  *Chemtura Corp.....................................................    54,541      868,838
  *Clearwater Paper Corp.............................................     7,599      300,464
  *Coeur d'Alene Mines Corp..........................................   133,765    4,134,676
   Commercial Metals Co..............................................    85,208    1,172,462
  *Continental Materials Corp........................................       100        1,221
  *Core Molding Technologies, Inc....................................     2,988       20,976
   Cytec Industries, Inc.............................................    64,700    4,452,654
  #Domtar Corp.......................................................    30,917    2,465,631
   Dow Chemical Co. (The)............................................    14,000      410,200
   Friedman Industries, Inc..........................................    16,610      178,225
   Georgia Gulf Corp.................................................    26,423      935,110
 #*Golden Minerals Co................................................     9,036       39,487
  *Graphic Packaging Holding Co......................................   154,000      911,680

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Materials -- (Continued)
   Haynes International, Inc.........................................     1,905 $     96,545
  *Headwaters, Inc...................................................    23,663      170,137
  *Horsehead Holding Corp............................................    45,617      412,834
   Huntsman Corp.....................................................    50,242      755,640
   International Paper Co............................................   493,615   17,686,225
   Kaiser Aluminum Corp..............................................    27,181    1,646,625
  *KapStone Paper & Packaging Corp...................................    40,492      889,609
  *Landec Corp.......................................................    37,056      400,946
  *Louisiana-Pacific Corp............................................   173,457    2,738,886
  *LyondellBasell Industries NV Class A..............................   121,873    6,506,799
   Materion Corp.....................................................    17,760      372,072
   MeadWestvaco Corp.................................................   188,451    5,595,110
  *Mercer International, Inc.........................................    19,608      137,060
  *Metals USA Holdings Corp..........................................     9,196      134,078
   Minerals Technologies, Inc........................................    17,140    1,228,252
  *Mod-Pac Corp......................................................     1,501       10,072
   Myers Industries, Inc.............................................    65,520      971,662
   Neenah Paper, Inc.................................................    13,402      347,112
  *Northern Technologies International Corp..........................     3,035       33,719
   Nucor Corp........................................................    89,274    3,582,566
   Olin Corp.........................................................    45,661      947,009
   Olympic Steel, Inc................................................    10,414      187,452
  *OM Group, Inc.....................................................    42,299      855,709
   P.H. Glatfelter Co................................................    54,200      965,302
  *Penford Corp......................................................    26,922      207,299
   Reliance Steel & Aluminum Co......................................    93,801    5,097,146
   Rock-Tenn Co. Class A.............................................    26,305    1,925,263
  *RTI International Metals, Inc.....................................    50,032    1,140,229
   Schnitzer Steel Industries, Inc. Class A..........................    21,397      610,028
   Sealed Air Corp...................................................    45,299      734,750
  *Spartech Corp.....................................................    30,589      261,842
   Steel Dynamics, Inc...............................................    94,919    1,200,725
 #*Stillwater Mining Co..............................................    43,300      450,753
  *SunCoke Energy, Inc...............................................    62,210      999,715
   Synalloy Corp.....................................................     5,144       70,833
 #*Texas Industries, Inc.............................................    33,762    1,456,155
   Tredegar Corp.....................................................    40,177      681,804
  *Universal Stainless & Alloy Products, Inc.........................     9,714      334,162
   Vulcan Materials Co...............................................    58,246    2,677,569
   Wausau Paper Corp.................................................    18,658      154,302
  #Westlake Chemical Corp............................................    84,076    6,394,821
   Worthington Industries, Inc.......................................    47,320    1,023,058
 #*Zoltek Cos., Inc..................................................    44,090      302,016
                                                                                ------------
Total Materials......................................................            111,789,832
                                                                                ------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares.............................    47,409           --
 .*Petrocorp, Inc. Escrow Shares.....................................       900           54
 .*Price Communications Liquidation Trust............................    47,738           --
                                                                                ------------
Total Other..........................................................                     54
                                                                                ------------
Telecommunication Services -- (6.4%)
   AT&T, Inc......................................................... 4,065,906  140,639,689
   Atlantic Tele-Network, Inc........................................        84        3,481
  *Cbeyond, Inc......................................................     9,743       74,631
   CenturyLink, Inc..................................................   536,163   20,577,936
   Consolidated Communications Holdings, Inc.........................     1,781       27,498
  #Frontier Communications Corp......................................   696,949    3,289,599
  *General Communications, Inc. Class A..............................    44,167      386,020
  *Iridium Communications, Inc.......................................    14,157      104,620
 #*Leap Wireless International, Inc..................................     8,393       44,819

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES        VALUE+
                                                                    ----------- --------------
Telecommunication Services -- (Continued)
 #*MetroPCS Communications, Inc....................................     227,572 $    2,323,510
  *Neutral Tandem, Inc.............................................       5,043         23,299
  *ORBCOMM, Inc....................................................      43,899        153,646
  *Premiere Global Services, Inc...................................       1,201         10,208
   Primus Telecommunications Group, Inc............................       1,537         22,486
   Shenandoah Telecommunications Co................................       2,126         33,421
  *Sprint Nextel Corp..............................................   3,629,981     20,110,095
   Telephone & Data Systems, Inc...................................     154,629      3,845,623
  *United States Cellular Corp.....................................      33,568      1,241,680
   USA Mobility, Inc...............................................      30,823        340,594
   Verizon Communications, Inc.....................................     623,041     27,812,550
                                                                                --------------
Total Telecommunication Services...................................                221,065,405
                                                                                --------------
Utilities -- (0.3%)
 #*Calpine Corp....................................................     147,764      2,600,646
  #Consolidated Water Co., Ltd.....................................       5,093         39,980
   Genie Energy, Ltd. Class B......................................       5,687         39,866
  *GenOn Energy, Inc...............................................     540,175      1,388,250
  #NRG Energy, Inc.................................................     220,130      4,746,003
  #Ormat Technologies, Inc.........................................      20,134        383,150
   SJW Corp........................................................       6,569        159,233
  *Synthesis Energy Systems, Inc...................................       1,048          1,352
   UGI Corp........................................................       9,233        298,134
                                                                                --------------
Total Utilities....................................................                  9,656,614
                                                                                --------------
TOTAL COMMON STOCKS................................................              3,294,649,193
                                                                                --------------
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
  .DHT Holdings, Inc...............................................         107          7,526
                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  *Capital Bank Financial Corp. Contingent Value Rights............      29,890          6,576
 .*CVR Energy, Inc. Contingent Value Rights........................      44,674             --
                                                                                --------------
TOTAL RIGHTS/WARRANTS..............................................                      6,576
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares........................................................   8,034,380      8,034,380
                                                                                --------------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                       (000)
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@ DFA Short Term Investment Fund................................  14,435,138    167,014,544
   @ Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $454,029 FNMA, rates ranging from 2.500%
     to 5.500%, maturities ranging from 10/01/22 to 07/01/42,
     valued at $455,396) to be repurchased at $440,798............. $       441        440,794
                                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................................                167,455,338
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,736,014,230)                                                         $3,470,153,013
                                                                                ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Fund, as defined, and Board of Directors of Dimensional Investment Group Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Large Company Portfolio (hereafter referred to as the "Fund") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of the DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Series, and The Tax-Managed U.S. Marketwide Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of October 31, 2012 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the

          Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (a)(1)Code of Ethics is filed herewith.

    (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 3, 2013

By:  /s/ David R. Martin
     ------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 3, 2013